UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08894

JNL Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2015 – September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2015

JNL/American Funds® Blue Chip Income and Growth Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	149,763	$1,813,626
Total Investment Companies (cost $1,766,534)		1,813,626
Total Investments - 100.0% (cost $1,766,534)		1,813,626
Other Assets and Liabilities - Net - (0.0%)		(725)
Total Net Assets - 100.0%		$1,812,901

JNL/American Funds Global Bond Fund

INVESTMENT COMPANIES - 100.0%
GLOBAL FIXED INCOME - 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	40,448	$451,000
Total Investment Companies (cost $492,867)		451,000
Total Investments - 100.0% (cost $492,867)		451,000
Other Assets and Liabilities - Net - (0.0%)		(165)
Total Net Assets - 100.0%		$450,835

JNL/American Funds Global Small Capitalization Fund

INVESTMENT COMPANIES - 100.0%
GLOBAL EQUITY - 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	20,772	$498,744
Total Investment Companies (cost $499,845)		498,744
Total Investments - 100.0% (cost $499,845)		498,744
Other Assets and Liabilities - Net - (0.0%)		(183)
Total Net Assets - 100.0%		$498,561

JNL/American Funds Growth-Income Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	63,036	$2,714,951
Total Investment Companies (cost $2,801,083)		2,714,951
Total Investments - 100.0% (cost $2,801,083)		2,714,951
Other Assets and Liabilities - Net - (0.0%)		(1,239)
Total Net Assets - 100.0%		$2,713,712

JNL/American Funds International Fund

INVESTMENT COMPANIES - 100.0%
INTERNATIONAL EQUITY - 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	50,867	$908,490
Total Investment Companies (cost $992,092)		908,490
Total Investments - 100.0% (cost $992,092)		908,490
Other Assets and Liabilities - Net - (0.0%)		(404)
Total Net Assets - 100.0%		$908,086

JNL/American Funds New World Fund

INVESTMENT COMPANIES - 100.0%
EMERGING MARKETS EQUITY - 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	41,086	$736,663
Total Investment Companies (cost $919,596)		736,663
Total Investments - 100.0% (cost $919,596)		736,663
Other Assets and Liabilities - Net - (0.0%)		(326)
Total Net Assets - 100.0%		$736,337

JNL Institutional Alt 20 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 20.1%
JNL Multi-Manager Alternative Fund - Class A (1.7%) (b)	1,242	$11,920
JNL/AQR Managed Futures Strategy Fund - Class A (6.0%) (b)	3,687	40,228
JNL/BlackRock Global Long Short Credit Fund (7.3%) (b)	3,395	34,396
JNL/Boston Partners Global Long Short Equity Fund - Class A (7.3%) (b)	3,855	38,897
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (1.8%) (b)	1,313	16,922
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (9.0%) (b)	4,143	40,691
JNL/Invesco Global Real Estate Fund - Class A (1.0%) (b)	1,800	18,788
JNL/Neuberger Berman Currency Fund (8.8%) (b)	2,037	20,836
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (12.2%) (b)	1,557	10,011
JNL/Nicholas Convertible Arbitrage Fund (6.2%) (b)	2,935	29,611
JNL/PPM America Long Short Credit Fund (9.9%) (b)	3,358	31,567
JNL/Red Rocks Listed Private Equity Fund - Class A (2.5%) (b)	1,510	16,314
JNL/Westchester Capital Event Driven Fund - Class A (5.9%) (b)	1,192	11,142
		321,323
DOMESTIC EQUITY - 30.5%
JNL/DFA U.S. Micro Cap Fund (21.9%) (b)	1,367	16,869
JNL/Mellon Capital S&P 500 Index Fund - Class A (2.6%) (b)	7,779	125,555
JNL/Mellon Capital Small Cap Index Fund - Class A (3.1%) (b)	3,232	51,961
JNL/S&P Mid 3 Fund - Class A (7.1%) (b)	3,280	34,279

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/T. Rowe Price Established Growth Fund - Class A (1.6%) (b)	2,767	93,701
JNL/T. Rowe Price Value Fund - Class A (2.6%) (b)	5,991	94,169
JNL/The London Company Focused U.S. Equity Fund (51.0%) (b)	6,643	70,551
		487,085
DOMESTIC FIXED INCOME - 20.6%
JNL/DoubleLine Total Return Fund (5.9%) (b)	8,221	89,278
JNL/PIMCO Total Return Bond Fund - Class A (1.2%) (b)	4,221	53,363
JNL/PPM America Floating Rate Income Fund - Class A (1.6%) (b)	2,385	25,636
JNL/PPM America High Yield Bond Fund - Class A (1.7%) (b)	6,370	40,639
JNL/PPM America Total Return Fund - Class A (7.1%) (b)	6,350	74,873
JNL/Scout Unconstrained Bond Fund - Class A (4.8%) (b)	4,675	44,973
		328,762
EMERGING MARKETS EQUITY - 2.6%
JNL/Lazard Emerging Markets Fund - Class A (5.0%) (b)	5,262	42,304

GLOBAL EQUITY - 2.2%
JNL/Franklin Templeton Global Growth Fund - Class A (3.5%) (b)	3,516	35,692

GLOBAL FIXED INCOME - 7.8%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (4.0%) (b)	6,678	72,190
JNL/Neuberger Berman Strategic Income Fund - Class A (6.7%) (b)	4,903	53,048
		125,238
INTERNATIONAL EQUITY - 16.2%
JNL/Mellon Capital International Index Fund - Class A (7.8%) (b)	13,784	173,542
JNL/WCM Focused International Equity Fund (13.2%) (b)	8,264	85,860
		259,402
Total Investment Companies (cost $1,642,836)		1,599,806
Total Investments - 100.0% (cost $1,642,836)		1,599,806
Other Assets and Liabilities - Net - (0.0%)		(256)
Total Net Assets - 100.0%		$1,599,550

JNL Institutional Alt 35 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 34.7%
JNL Multi-Manager Alternative Fund - Class A (2.0%) (b)	1,484	$14,248
JNL/AQR Managed Futures Strategy Fund - Class A (13.9%) (b)	8,464	92,343
JNL/AQR Risk Parity Fund (14.6%) (b)	665	6,454
JNL/BlackRock Global Long Short Credit Fund (15.0%) (b)	6,978	70,686
JNL/Boston Partners Global Long Short Equity Fund - Class A (15.7%) (b)	8,278	83,526
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (4.8%) (b)	3,461	44,610
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (18.0%) (b)	8,299	81,497
JNL/Invesco Global Real Estate Fund - Class A (2.3%) (b)	4,192	43,760
JNL/Neuberger Berman Currency Fund (21.4%) (b)	4,924	50,371
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (26.1%) (b)	3,324	21,373
JNL/Nicholas Convertible Arbitrage Fund (14.7%) (b)	6,992	70,548
JNL/PPM America Long Short Credit Fund (21.1%) (b)	7,179	67,485
JNL/Red Rocks Listed Private Equity Fund - Class A (5.7%) (b)	3,407	36,798
JNL/Westchester Capital Event Driven Fund - Class A (11.9%) (b)	2,398	22,422
		706,121
DOMESTIC EQUITY - 23.6%
JNL/DFA U.S. Micro Cap Fund (16.5%) (b)	1,032	12,736
JNL/Mellon Capital S&P 500 Index Fund - Class A (3.2%) (b)	9,725	156,962
JNL/Mellon Capital Small Cap Index Fund - Class A (3.5%) (b)	3,618	58,187
JNL/S&P Mid 3 Fund - Class A (3.5%) (b)	1,611	16,834
JNL/T. Rowe Price Established Growth Fund - Class A (1.6%) (b)	2,695	91,253
JNL/T. Rowe Price Value Fund - Class A (2.5%) (b)	5,824	91,547
JNL/The London Company Focused U.S. Equity Fund (37.9%) (b)	4,939	52,452
		479,971
DOMESTIC FIXED INCOME - 17.7%
JNL/DoubleLine Total Return Fund (6.7%) (b)	9,342	101,453
JNL/PIMCO Total Return Bond Fund - Class A (1.3%) (b)	4,553	57,554
JNL/PPM America Floating Rate Income Fund - Class A (1.6%) (b)	2,328	25,022
JNL/PPM America High Yield Bond Fund - Class A (1.9%) (b)	7,117	45,409
JNL/PPM America Total Return Fund - Class A (7.8%) (b)	6,910	81,465
JNL/Scout Unconstrained Bond Fund - Class A (5.2%) (b)	5,034	48,424
		359,327
EMERGING MARKETS EQUITY - 2.2%
JNL/Lazard Emerging Markets Fund - Class A (5.2%) (b)	5,526	44,433

GLOBAL EQUITY - 1.9%
JNL/Franklin Templeton Global Growth Fund - Class A (3.7%) (b)	3,807	38,638

GLOBAL FIXED INCOME - 6.7%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (4.3%) (b)	7,273	78,619
JNL/Neuberger Berman Strategic Income Fund - Class A (7.2%) (b)	5,294	57,280
		135,899
INTERNATIONAL EQUITY - 13.2%
JNL/Mellon Capital International Index Fund - Class A (8.2%) (b)	14,434	181,724

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/WCM Focused International Equity Fund (13.6%) (b)	8,478	88,091
		269,815
Total Investment Companies (cost $2,071,447)		2,034,204
Total Investments - 100.0% (cost $2,071,447)		2,034,204
Other Assets and Liabilities - Net - (0.0%)		(328)
Total Net Assets - 100.0%		$2,033,876

JNL Institutional Alt 50 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 49.9%
JNL Multi-Manager Alternative Fund - Class A (7.6%) (b)	5,528	$53,068
JNL/AQR Managed Futures Strategy Fund - Class A (24.6%) (b)	15,020	163,865
JNL/AQR Risk Parity Fund (22.2%) (b)	1,015	9,843
JNL/BlackRock Global Long Short Credit Fund (33.8%) (b)	15,679	158,826
JNL/Boston Partners Global Long Short Equity Fund - Class A (37.2%) (b)	19,626	198,028
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (9.4%) (b)	6,796	87,600
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (34.4%) (b)	15,893	156,073
JNL/Invesco Global Real Estate Fund - Class A (4.6%) (b)	8,193	85,536
JNL/Neuberger Berman Currency Fund (41.1%) (b)	9,480	96,977
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (43.2%) (b)	5,505	35,394
JNL/Nicholas Convertible Arbitrage Fund (28.5%) (b)	13,610	137,327
JNL/PPM America Long Short Credit Fund (43.5%) (b)	14,816	139,274
JNL/Red Rocks Listed Private Equity Fund - Class A (11.8%) (b)	7,085	76,515
JNL/Westchester Capital Event Driven Fund - Class A (26.9%) (b)	5,404	50,531
		1,448,857
DOMESTIC EQUITY - 17.7%
JNL/DFA U.S. Micro Cap Fund (16.5%) (b)	1,033	12,748
JNL/Mellon Capital S&P 500 Index Fund - Class A (3.5%) (b)	10,608	171,214
JNL/Mellon Capital Small Cap Index Fund - Class A (3.7%) (b)	3,868	62,191
JNL/S&P Mid 3 Fund - Class A (3.4%) (b)	1,587	16,587
JNL/T. Rowe Price Established Growth Fund - Class A (2.2%) (b)	3,769	127,613
JNL/T. Rowe Price Value Fund - Class A (3.3%) (b)	7,860	123,560
		513,913
DOMESTIC FIXED INCOME - 14.2%
JNL/DoubleLine Total Return Fund (7.6%) (b)	10,572	114,812
JNL/PIMCO Total Return Bond Fund - Class A (1.4%) (b)	4,961	62,706
JNL/PPM America Floating Rate Income Fund - Class A (1.9%) (b)	2,692	28,938
JNL/PPM America High Yield Bond Fund - Class A (2.2%) (b)	8,522	54,374
JNL/PPM America Total Return Fund - Class A (9.1%) (b)	8,049	94,894
JNL/Scout Unconstrained Bond Fund - Class A (5.9%) (b)	5,685	54,690
		410,414
EMERGING MARKETS EQUITY - 1.5%
JNL/Lazard Emerging Markets Fund - Class A (5.2%) (b)	5,549	44,611

GLOBAL EQUITY - 1.1%
JNL/Franklin Templeton Global Growth Fund - Class A (3.1%) (b)	3,180	32,278

GLOBAL FIXED INCOME - 5.4%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (4.9%) (b)	8,220	88,856
JNL/Neuberger Berman Strategic Income Fund - Class A (8.3%) (b)	6,124	66,266
		155,122
INTERNATIONAL EQUITY - 10.2%
JNL/Mellon Capital International Index Fund - Class A (9.2%) (b)	16,222	204,240
JNL/WCM Focused International Equity Fund (14.3%) (b)	8,917	92,649
		296,889
Total Investment Companies (cost $2,957,108)		2,902,084
Total Investments - 100.0% (cost $2,957,108)		2,902,084
Other Assets and Liabilities - Net - (0.0%)		(451)
Total Net Assets - 100.0%		$2,901,633

JNL Alt 65 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 65.5%
JNL Multi-Manager Alternative Fund - Class A (3.2%) (b)	2,348	$22,538
JNL/AQR Managed Futures Strategy Fund - Class A (7.0%) (b)	4,244	46,305
JNL/BlackRock Global Long Short Credit Fund (9.4%) (b)	4,381	44,378
JNL/Boston Partners Global Long Short Equity Fund - Class A (10.4%) (b)	5,487	55,368
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (2.2%) (b)	1,621	20,893
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (10.6%) (b)	4,902	48,143
JNL/Invesco Global Real Estate Fund - Class A (1.2%) (b)	2,155	22,503
JNL/Neuberger Berman Currency Fund (11.8%) (b)	2,715	27,770
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (10.4%) (b)	1,323	8,507
JNL/Nicholas Convertible Arbitrage Fund (8.5%) (b)	4,058	40,942
JNL/PPM America Long Short Credit Fund (13.1%) (b)	4,465	41,968
JNL/Red Rocks Listed Private Equity Fund - Class A (3.2%) (b)	1,943	20,984
JNL/Westchester Capital Event Driven Fund - Class A (11.7%) (b)	2,363	22,093
		422,392
DOMESTIC EQUITY - 14.7%
JNL/DFA U.S. Micro Cap Fund (0.6%) (b)	37	462
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.8%) (b)	2,300	37,119

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Mellon Capital Small Cap Index Fund - Class A (0.6%) (b)	589	9,468
JNL/S&P Mid 3 Fund - Class A (1.3%) (b)	610	6,379
JNL/T. Rowe Price Established Growth Fund - Class A (0.4%) (b)	619	20,962
JNL/T. Rowe Price Value Fund - Class A (0.6%) (b)	1,287	20,232
		94,622
DOMESTIC FIXED INCOME - 6.8%
JNL/DoubleLine Total Return Fund (0.9%) (b)	1,287	13,979
JNL/PPM America Floating Rate Income Fund - Class A (0.2%) (b)	304	3,266
JNL/PPM America High Yield Bond Fund - Class A (0.3%) (b)	1,305	8,325
JNL/PPM America Total Return Fund - Class A (1.0%) (b)	864	10,183
JNL/Scout Unconstrained Bond Fund - Class A (0.9%) (b)	821	7,904
		43,657
EMERGING MARKETS EQUITY - 1.0%
JNL/Lazard Emerging Markets Fund - Class A (0.8%) (b)	820	6,592

GLOBAL EQUITY - 0.9%
JNL/Franklin Templeton Global Growth Fund - Class A (0.6%) (b)	606	6,147

GLOBAL FIXED INCOME - 2.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.6%) (b)	950	10,267
JNL/Neuberger Berman Strategic Income Fund - Class A (0.4%) (b)	286	3,101
		13,368
INTERNATIONAL EQUITY - 9.0%
JNL/Mellon Capital International Index Fund - Class A (1.9%) (b)	3,352	42,200
JNL/WCM Focused International Equity Fund (2.5%) (b)	1,548	16,081
		58,281
Total Investment Companies (cost $658,631)		645,059
Total Investments - 100.0% (cost $658,631)		645,059
Other Assets and Liabilities - Net - (0.0%)		(130)
Total Net Assets - 100.0%		$644,929

JNL/American Funds Balanced Allocation Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 32.1%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	6,360	$77,017
American Funds Insurance Series - Growth Fund - Class 1	2,415	153,197
American Funds Insurance Series - Growth-Income Fund - Class 1	2,456	105,781
		335,995
DOMESTIC FIXED INCOME - 32.3%
American Funds Insurance Series - Bond Fund - Class 1	15,631	170,693
American Funds Insurance Series - High-Income Bond Fund - Class 1	10,605	106,159
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund - Class 1	4,852	61,039
		337,891
EMERGING MARKETS EQUITY - 7.4%
American Funds Insurance Series - New World Fund - Class 1	4,320	77,449

GLOBAL EQUITY - 17.4%
American Funds Insurance Series - Global Growth and Income Fund - Class 1	3,185	38,539
American Funds Insurance Series - Global Growth Fund - Class 1	3,093	77,037
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	2,751	66,040
		181,616
GLOBAL FIXED INCOME - 8.1%
American Funds Insurance Series - Global Bond Fund - Class 1	7,606	84,808

INTERNATIONAL EQUITY - 2.7%
American Funds Insurance Series - International Fund - Class 1	1,613	28,805
Total Investment Companies (cost $1,122,669)		1,046,564
Total Investments - 100.0% (cost $1,122,669)		1,046,564
Other Assets and Liabilities - Net - (0.0%)		(455)
Total Net Assets - 100.0%		$1,046,109

JNL/American Funds Growth Allocation Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 39.3%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	6,720	$81,382
American Funds Insurance Series - Growth Fund - Class 1	2,552	161,900
American Funds Insurance Series - Growth-Income Fund - Class 1	2,266	97,578
		340,860
DOMESTIC FIXED INCOME - 13.6%
American Funds Insurance Series - Bond Fund - Class 1	3,289	35,912
American Funds Insurance Series - High-Income Bond Fund - Class 1	5,759	57,644
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund - Class 1	1,912	24,053
		117,609
EMERGING MARKETS EQUITY - 10.4%
American Funds Insurance Series - New World Fund - Class 1	5,019	89,995

GLOBAL EQUITY - 25.2%
American Funds Insurance Series - Global Growth and Income Fund - Class 1	3,361	40,666
American Funds Insurance Series - Global Growth Fund - Class 1	3,917	97,565
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	3,324	79,820
		218,051

See accompanying Notes to Schedules of Investments.

	Shares	Value
GLOBAL FIXED INCOME - 6.8%
American Funds Insurance Series - Global Bond Fund - Class 1	5,335	59,487

INTERNATIONAL EQUITY - 4.7%
American Funds Insurance Series - International Fund - Class 1	2,269	40,532
Total Investment Companies (cost $953,440)		866,534
Total Investments - 100.0% (cost $953,440)		866,534
Other Assets and Liabilities - Net - (0.0%)		(377)
Total Net Assets - 100.0%		$866,157

JNL Disciplined Moderate Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 40.1%
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (4.3%) (b)	4,876	$88,004
JNL/Mellon Capital S&P 500 Index Fund - Class A (4.2%) (b)	12,537	202,350
JNL/Mellon Capital Small Cap Index Fund - Class A (0.7%) (b)	771	12,393
JNL/S&P Mid 3 Fund - Class A (9.2%) (b)	4,249	44,403
JNL/T. Rowe Price Established Growth Fund - Class A (1.3%) (b)	2,198	74,441
JNL/T. Rowe Price Value Fund - Class A (2.4%) (b)	5,601	88,052
		509,643
DOMESTIC FIXED INCOME - 33.3%
JNL/DoubleLine Total Return Fund (7.7%) (b)	10,721	116,431
JNL/PIMCO Total Return Bond Fund - Class A (1.9%) (b)	6,603	83,455
JNL/PPM America Floating Rate Income Fund - Class A (2.0%) (b)	2,968	31,907
JNL/PPM America High Yield Bond Fund - Class A (2.6%) (b)	9,779	62,389
JNL/PPM America Total Return Fund - Class A (7.3%) (b)	6,521	76,884
JNL/Scout Unconstrained Bond Fund - Class A (5.5%) (b)	5,331	51,288
		422,354
EMERGING MARKETS EQUITY - 5.1%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (8.2%) (b)	7,811	64,287

GLOBAL FIXED INCOME - 9.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (2.8%) (b)	4,734	51,172
JNL/Neuberger Berman Strategic Income Fund - Class A (8.0%) (b)	5,900	63,841
		115,013
INTERNATIONAL EQUITY - 12.4%
JNL/Mellon Capital International Index Fund - Class A (4.8%) (b)	8,503	107,049
JNL/S&P International 5 Fund - Class A (18.0%) (b)	2,794	25,343
JNL/WCM Focused International Equity Fund (3.9%) (b)	2,445	25,401
		157,793
Total Investment Companies (cost $1,298,730)		1,269,090
Total Investments - 100.0% (cost $1,298,730)		1,269,090
Other Assets and Liabilities - Net - (0.0%)		(181)
Total Net Assets - 100.0%		$1,268,909

JNL Disciplined Moderate Growth Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 47.5%
JNL/Mellon Capital Healthcare Sector Fund - Class A (1.6%) (b)	1,831	$45,083
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (6.2%) (b)	6,934	125,161
JNL/Mellon Capital S&P 500 Index Fund - Class A (5.2%) (b)	15,640	252,427
JNL/Mellon Capital Small Cap Index Fund - Class A (1.8%) (b)	1,926	30,964
JNL/S&P Mid 3 Fund - Class A (13.2%) (b)	6,090	63,640
JNL/T. Rowe Price Established Growth Fund - Class A (1.8%) (b)	3,187	107,917
JNL/T. Rowe Price Value Fund - Class A (3.4%) (b)	7,958	125,099
		750,291
DOMESTIC FIXED INCOME - 18.3%
JNL/DoubleLine Total Return Fund (6.4%) (b)	8,980	97,527
JNL/PIMCO Total Return Bond Fund - Class A (1.3%) (b)	4,466	56,456
JNL/PPM America Floating Rate Income Fund - Class A (1.0%) (b)	1,491	16,023
JNL/PPM America High Yield Bond Fund - Class A (1.3%) (b)	4,914	31,351
JNL/PPM America Total Return Fund - Class A (4.6%) (b)	4,099	48,327
JNL/Scout Unconstrained Bond Fund - Class A (4.3%) (b)	4,184	40,251
		289,935
EMERGING MARKETS EQUITY - 8.2%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (16.4%) (b)	15,689	129,117

GLOBAL FIXED INCOME - 6.6%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.5%) (b)	5,943	64,245
JNL/Neuberger Berman Strategic Income Fund - Class A (5.0%) (b)	3,705	40,088
		104,333
INTERNATIONAL EQUITY - 19.4%
JNL/Mellon Capital International Index Fund - Class A (8.1%) (b)	14,295	179,972
JNL/S&P International 5 Fund - Class A (44.7%) (b)	6,957	63,100

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/WCM Focused International Equity Fund (9.7%) (b)	6,087	63,250
		306,322
Total Investment Companies (cost $1,644,497)		1,579,998
Total Investments - 100.0% (cost $1,644,497)		1,579,998
Other Assets and Liabilities - Net - (0.0%)		(218)
Total Net Assets - 100.0%		$1,579,780

JNL Disciplined Growth Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 54.0%
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.9%) (b)	1,113	$27,405
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (3.1%) (b)	3,489	62,981
JNL/Mellon Capital S&P 500 Index Fund - Class A (2.4%) (b)	7,210	116,366
JNL/Mellon Capital Small Cap Index Fund - Class A (1.2%) (b)	1,291	20,758
JNL/S&P Mid 3 Fund - Class A (6.6%) (b)	3,036	31,725
JNL/T. Rowe Price Established Growth Fund - Class A (1.0%) (b)	1,642	55,601
JNL/T. Rowe Price Value Fund - Class A (1.8%) (b)	4,250	66,811
		381,647
DOMESTIC FIXED INCOME - 8.6%
JNL/DoubleLine Total Return Fund (1.4%) (b)	1,999	21,709
JNL/PPM America High Yield Bond Fund - Class A (0.6%) (b)	2,189	13,963
JNL/PPM America Total Return Fund - Class A (1.0%) (b)	912	10,753
JNL/Scout Unconstrained Bond Fund - Class A (1.5%) (b)	1,491	14,347
		60,772
EMERGING MARKETS EQUITY - 9.7%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (8.7%) (b)	8,314	68,422

GLOBAL FIXED INCOME - 4.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (1.6%) (b)	2,643	28,567

INTERNATIONAL EQUITY - 23.6%
JNL/Mellon Capital International Index Fund - Class A (4.3%) (b)	7,613	95,846
JNL/S&P International 5 Fund - Class A (22.7%) (b)	3,533	32,049
JNL/WCM Focused International Equity Fund (6.0%) (b)	3,757	39,032
		166,927
Total Investment Companies (cost $743,081)		706,335
Total Investments - 100.0% (cost $743,081)		706,335
Other Assets and Liabilities - Net - (0.0%)		(108)
Total Net Assets - 100.0%		$706,227

JNL/Franklin Templeton Founding Strategy Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC BALANCED - 33.7%
JNL/Franklin Templeton Income Fund - Class A (20.5%) (b)	44,436	$477,690

GLOBAL EQUITY - 66.3%
JNL/Franklin Templeton Global Growth Fund - Class A (45.3%) (b)	46,206	468,982
JNL/Franklin Templeton Mutual Shares Fund - Class A (43.0%) (b)	41,871	472,307
		941,289
Total Investment Companies (cost $1,235,228)		1,418,979
Total Investments - 100.0% (cost $1,235,228)		1,418,979
Other Assets and Liabilities - Net - (0.0%)		(113)
Total Net Assets - 100.0%		$1,418,866

JNL/Mellon Capital 10 x 10 Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 79.8%
JNL/Mellon Capital JNL 5 Fund - Class A (6.1%) (b)	16,264	$197,763
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (1.9%) (b)	2,177	39,293
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.8%) (b)	2,457	39,651
JNL/Mellon Capital Small Cap Index Fund - Class A (2.3%) (b)	2,400	38,598
		315,305
DOMESTIC FIXED INCOME - 10.4%
JNL/Mellon Capital Bond Index Fund - Class A (3.9%) (b)	3,452	40,944

INTERNATIONAL EQUITY - 9.8%
JNL/Mellon Capital International Index Fund - Class A (1.8%) (b)	3,072	38,676
Total Investment Companies (cost $298,495)		394,925
Total Investments - 100.0% (cost $298,495)		394,925
Other Assets and Liabilities - Net - (0.0%)		(29)
Total Net Assets - 100.0%		$394,896

JNL/Mellon Capital Index 5 Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 59.3%
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (7.1%) (b)	8,029	$144,928
JNL/Mellon Capital S&P 500 Index Fund - Class A (3.0%) (b)	9,049	146,045
JNL/Mellon Capital Small Cap Index Fund - Class A (8.4%) (b)	8,858	142,441
		433,414
DOMESTIC FIXED INCOME - 21.2%
JNL/Mellon Capital Bond Index Fund - Class A (14.6%) (b)	13,082	155,153

See accompanying Notes to Schedules of Investments.

	Shares	Value
INTERNATIONAL EQUITY - 19.5%
JNL/Mellon Capital International Index Fund - Class A (6.5%) (b)	11,337	142,729
Total Investment Companies (cost $625,135)		731,296
Total Investments - 100.0% (cost $625,135)		731,296
Other Assets and Liabilities - Net - (0.0%)		(49)
Total Net Assets - 100.0%		$731,247

JNL/MMRS Conservative Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 24.0%
JNL Multi-Manager Small Cap Growth Fund - Class A (0.6%) (b)	318	$8,070
JNL/Invesco Small Cap Growth Fund - Class A (1.1%) (b)	627	12,323
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (1.1%) (b)	462	8,524
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.4%) (b)	496	12,216
JNL/Mellon Capital S&P 24 Fund - Class A (2.0%) (b)	1,052	12,781
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (0.6%) (b)	704	12,702
JNL/S&P Competitive Advantage Fund - Class A (0.5%) (b)	773	12,975
JNL/S&P Dividend Income & Growth Fund - Class A (0.4%) (b)	897	12,986
JNL/S&P Intrinsic Value Fund - Class A (0.5%) (b)	873	12,625
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.3%) (b)	214	8,404
		113,606
DOMESTIC FIXED INCOME - 58.6%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (5.8%) (b)	5,472	65,172
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (4.4%) (b)	4,818	65,324
JNL/Mellon Capital Bond Index Fund - Class A (6.2%) (b)	5,508	65,321
JNL/PIMCO Real Return Fund - Class A (1.7%) (b)	2,642	26,974
JNL/PIMCO Total Return Bond Fund - Class A (1.2%) (b)	4,271	53,991
		276,782
EMERGING MARKETS EQUITY - 4.5%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (2.7%) (b)	2,580	21,237

GLOBAL EQUITY - 2.7%
JNL/Franklin Templeton Mutual Shares Fund - Class A (1.2%) (b)	1,130	12,743

GLOBAL FIXED INCOME - 5.7%
JNL/Neuberger Berman Strategic Income Fund - Class A (3.4%) (b)	2,485	26,883

INTERNATIONAL EQUITY - 4.5%
JNL/Invesco International Growth Fund - Class A (1.7%) (b)	1,809	21,421
Total Investment Companies (cost $498,693)		472,672
Total Investments - 100.0% (cost $498,693)		472,672
Other Assets and Liabilities - Net - (0.0%)		(153)
Total Net Assets - 100.0%		$472,519

JNL/MMRS Growth Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 30.5%
JNL Multi-Manager Small Cap Growth Fund - Class A (0.1%) (b)	57	$1,453
JNL/Invesco Small Cap Growth Fund - Class A (0.1%) (b)	74	1,455
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (0.2%) (b)	64	1,172
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.1%) (b)	71	1,754
JNL/Mellon Capital S&P 24 Fund - Class A (0.2%) (b)	96	1,168
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (0.1%) (b)	97	1,746
JNL/S&P Competitive Advantage Fund - Class A (0.1%) (b)	123	2,059
JNL/S&P Dividend Income & Growth Fund - Class A (0.1%) (b)	161	2,337
JNL/S&P Intrinsic Value Fund - Class A (0.1%) (b)	142	2,050
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.0%) (b)	30	1,166
		16,360
DOMESTIC FIXED INCOME - 50.1%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (0.5%) (b)	422	5,032
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (0.5%) (b)	495	6,716
JNL/Mellon Capital Bond Index Fund - Class A (0.6%) (b)	567	6,720
JNL/PIMCO Real Return Fund - Class A (0.2%) (b)	328	3,353
JNL/PIMCO Total Return Bond Fund - Class A (0.1%) (b)	398	5,025
		26,846
EMERGING MARKETS EQUITY - 5.5%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (0.4%) (b)	360	2,965

GLOBAL EQUITY - 2.2%
JNL/Franklin Templeton Mutual Shares Fund - Class A (0.1%) (b)	104	1,171

GLOBAL FIXED INCOME - 6.2%
JNL/Neuberger Berman Strategic Income Fund - Class A (0.4%) (b)	308	3,336

See accompanying Notes to Schedules of Investments.

	Shares	Value
INTERNATIONAL EQUITY - 5.5%
JNL/Invesco International Growth Fund - Class A (0.2%) (b)	250	2,956
Total Investment Companies (cost $55,953)		53,634
Total Investments - 100.0% (cost $55,953)		53,634
Other Assets and Liabilities - Net - (0.0%)		(16)
Total Net Assets - 100.0%		$53,618

JNL/MMRS Moderate Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 30.4%
JNL Multi-Manager Small Cap Growth Fund - Class A (0.5%) (b)	230	$5,835
JNL/Invesco Small Cap Growth Fund - Class A (0.5%) (b)	298	5,856
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (0.6%) (b)	241	4,443
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.2%) (b)	239	5,885
JNL/Mellon Capital S&P 24 Fund - Class A (0.7%) (b)	365	4,434
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (0.4%) (b)	409	7,372
JNL/S&P Competitive Advantage Fund - Class A (0.3%) (b)	445	7,474
JNL/S&P Dividend Income & Growth Fund - Class A (0.2%) (b)	615	8,907
JNL/S&P Intrinsic Value Fund - Class A (0.3%) (b)	512	7,401
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.1%) (b)	112	4,416
		62,023
DOMESTIC FIXED INCOME - 50.4%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (1.9%) (b)	1,830	21,791
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (1.7%) (b)	1,840	24,951
JNL/Mellon Capital Bond Index Fund - Class A (2.4%) (b)	2,105	24,958
JNL/PIMCO Real Return Fund - Class A (0.8%) (b)	1,214	12,398
JNL/PIMCO Total Return Bond Fund - Class A (0.4%) (b)	1,473	18,622
		102,720
EMERGING MARKETS EQUITY - 3.7%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (1.0%) (b)	913	7,516

GLOBAL EQUITY - 2.2%
JNL/Franklin Templeton Mutual Shares Fund - Class A (0.4%) (b)	394	4,442

GLOBAL FIXED INCOME - 6.0%
JNL/Neuberger Berman Strategic Income Fund - Class A (1.6%) (b)	1,141	12,341

INTERNATIONAL EQUITY - 7.3%
JNL/Invesco International Growth Fund - Class A (1.2%) (b)	1,265	14,980
Total Investment Companies (cost $213,969)		204,022
Total Investments - 100.0% (cost $213,969)		204,022
Other Assets and Liabilities - Net - (0.0%)		(61)
Total Net Assets - 100.0%		$203,961

JNL/S&P 4 Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
JNL/S&P Competitive Advantage Fund - Class A (61.4%) (b)	90,634	$1,520,844
JNL/S&P Dividend Income & Growth Fund - Class A (41.1%) (b)	105,232	1,523,757
JNL/S&P Intrinsic Value Fund - Class A (60.1%) (b)	104,574	1,513,184
JNL/S&P Total Yield Fund - Class A (75.4%) (b)	113,169	1,516,461
Total Investment Companies (cost $5,860,542)		6,074,246
Total Investments - 100.0% (cost $5,860,542)		6,074,246
Other Assets and Liabilities - Net - (0.0%)		(330)
Total Net Assets - 100.0%		$6,073,916

JNL/S&P Managed Conservative Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.0%
JNL Multi-Manager Alternative Fund - Class A (6.8%) (b)	4,919	$47,224
JNL/Invesco Global Real Estate Fund - Class A (0.9%) (b)	1,525	15,921
		63,145
DOMESTIC EQUITY - 14.5%
JNL Multi-Manager Small Cap Growth Fund - Class A (1.2%) (b)	575	14,570
JNL Multi-Manager Small Cap Value Fund - Class A (1.5%) (b)	1,129	15,293
JNL/DFA U.S. Core Equity Fund - Class A (4.6%) (b)	2,876	30,624
JNL/Goldman Sachs Mid Cap Value Fund - Class A (1.3%) (b)	1,450	15,193
JNL/Invesco Mid Cap Value Fund - Class A (2.8%) (b)	1,012	15,098
JNL/JPMorgan MidCap Growth Fund - Class A (1.9%) (b)	939	29,808
JNL/T. Rowe Price Established Growth Fund - Class A (0.8%) (b)	1,331	45,071
JNL/T. Rowe Price Value Fund - Class A (1.2%) (b)	2,912	45,784
JNL/WMC Value Fund - Class A (1.0%) (b)	692	15,442
		226,883
DOMESTIC FIXED INCOME - 69.5%
JNL/DoubleLine Total Return Fund (9.4%) (b)	13,133	142,624
JNL/Goldman Sachs Core Plus Bond Fund - Class A (4.2%) (b)	4,003	47,673
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (9.6%) (b)	10,574	143,378

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/PIMCO Real Return Fund - Class A (3.9%) (b)	6,176	63,058
JNL/PIMCO Total Return Bond Fund - Class A (2.1%) (b)	7,512	94,951
JNL/PPM America Floating Rate Income Fund - Class A (2.0%) (b)	2,929	31,492
JNL/PPM America High Yield Bond Fund - Class A (3.8%) (b)	14,469	92,310
JNL/PPM America Low Duration Bond Fund - Class A (15.7%) (b)	11,022	110,995
JNL/PPM America Total Return Fund - Class A (10.5%) (b)	9,364	110,397
JNL/Scout Unconstrained Bond Fund - Class A (10.1%) (b)	9,779	94,077
JNL/T. Rowe Price Short-Term Bond Fund - Class A (8.6%) (b)	15,966	158,707
		1,089,662
GLOBAL FIXED INCOME - 7.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (6.1%) (b)	10,227	110,548

INTERNATIONAL EQUITY - 2.9%
JNL/Causeway International Value Select Fund - Class A (2.0%) (b)	2,205	15,168
JNL/Invesco International Growth Fund - Class A (1.3%) (b)	1,308	15,494
JNL/WCM Focused International Equity Fund (2.4%) (b)	1,469	15,265
		45,927
INTERNATIONAL FIXED INCOME - 2.0%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (7.7%) (b)	3,445	31,663
Total Investment Companies (cost $1,601,371)		1,567,828
Total Investments - 100.0% (cost $1,601,371)		1,567,828
Other Assets and Liabilities - Net - (0.0%)		(241)
Total Net Assets - 100.0%		$1,567,587

JNL/S&P Managed Moderate Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.0%
JNL Multi-Manager Alternative Fund - Class A (13.4%) (b)	9,744	$93,542
JNL/Invesco Global Real Estate Fund - Class A (1.9%) (b)	3,389	35,386
		128,928
DOMESTIC EQUITY - 31.5%
JNL Multi-Manager Small Cap Growth Fund - Class A (2.5%) (b)	1,254	31,763
JNL Multi-Manager Small Cap Value Fund - Class A (6.1%) (b)	4,620	62,603
JNL/BlackRock Large Cap Select Growth Fund - Class A (2.1%) (b)	1,110	30,820
JNL/DFA U.S. Core Equity Fund - Class A (5.6%) (b)	3,537	37,668
JNL/Goldman Sachs Mid Cap Value Fund - Class A (5.3%) (b)	5,708	59,823
JNL/Invesco Mid Cap Value Fund - Class A (6.0%) (b)	2,144	31,994
JNL/Invesco Small Cap Growth Fund - Class A (2.7%) (b)	1,621	31,831
JNL/JPMorgan MidCap Growth Fund - Class A (5.6%) (b)	2,836	90,054
JNL/T. Rowe Price Established Growth Fund - Class A (4.9%) (b)	8,449	286,068
JNL/T. Rowe Price Value Fund - Class A (6.8%) (b)	16,088	252,908
JNL/WMC Value Fund - Class A (6.1%) (b)	4,385	97,781
		1,013,313
DOMESTIC FIXED INCOME - 50.1%
JNL/DoubleLine Total Return Fund (15.5%) (b)	21,666	235,296
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (11.6%) (b)	12,742	172,785
JNL/PIMCO Real Return Fund - Class A (8.0%) (b)	12,790	130,583
JNL/PIMCO Total Return Bond Fund - Class A (3.6%) (b)	12,771	161,420
JNL/PPM America Floating Rate Income Fund - Class A (2.5%) (b)	3,562	38,289
JNL/PPM America High Yield Bond Fund - Class A (6.7%) (b)	25,496	162,665
JNL/PPM America Low Duration Bond Fund - Class A (24.0%) (b)	16,870	169,882
JNL/PPM America Total Return Fund - Class A (15.5%) (b)	13,785	162,528
JNL/Scout Unconstrained Bond Fund - Class A (14.2%) (b)	13,757	132,344
JNL/T. Rowe Price Short-Term Bond Fund - Class A (13.1%) (b)	24,309	241,629
		1,607,421
EMERGING MARKETS EQUITY - 1.0%
JNL/Lazard Emerging Markets Fund - Class A (3.7%) (b)	3,915	31,480

GLOBAL EQUITY - 1.0%
JNL/Oppenheimer Global Growth Fund - Class A (2.4%) (b)	2,369	33,067

GLOBAL FIXED INCOME - 7.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (12.5%) (b)	21,054	227,589

INTERNATIONAL EQUITY - 3.3%
JNL/Causeway International Value Select Fund - Class A (3.3%) (b)	3,711	25,532
JNL/Invesco International Growth Fund - Class A (4.6%) (b)	4,746	56,193
JNL/WCM Focused International Equity Fund (3.6%) (b)	2,256	23,436
		105,161
INTERNATIONAL FIXED INCOME - 2.0%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (15.4%) (b)	6,914	63,536
Total Investment Companies (cost $3,172,837)		3,210,495
Total Investments - 100.0% (cost $3,172,837)		3,210,495
Other Assets and Liabilities - Net - (0.0%)		(460)
Total Net Assets - 100.0%		$3,210,035

JNL/S&P Managed Moderate Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.7%
JNL Multi-Manager Alternative Fund - Class A (21.4%) (b)	15,567	$149,438

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Invesco Global Real Estate Fund - Class A (6.8%) (b)	12,197	127,339
		276,777
DOMESTIC EQUITY - 45.9%
JNL Multi-Manager Small Cap Growth Fund - Class A (4.5%) (b)	2,218	56,210
JNL Multi-Manager Small Cap Value Fund - Class A (15.0%) (b)	11,278	152,822
JNL/BlackRock Large Cap Select Growth Fund - Class A (12.6%) (b)	6,786	188,388
JNL/Goldman Sachs Mid Cap Value Fund - Class A (11.7%) (b)	12,716	133,259
JNL/Invesco Large Cap Growth Fund - Class A (12.3%) (b)	7,816	111,142
JNL/Invesco Mid Cap Value Fund - Class A (12.5%) (b)	4,479	66,831
JNL/Invesco Small Cap Growth Fund - Class A (6.1%) (b)	3,641	71,504
JNL/JPMorgan MidCap Growth Fund - Class A (9.3%) (b)	4,662	148,010
JNL/Morgan Stanley Mid Cap Growth Fund - Class A (27.5%) (b)	5,166	60,963
JNL/PPM America Mid Cap Value Fund - Class A (6.5%) (b)	1,532	21,234
JNL/T. Rowe Price Established Growth Fund - Class A (14.0%) (b)	24,332	823,875
JNL/T. Rowe Price Value Fund - Class A (14.2%) (b)	33,341	524,119
JNL/WMC Value Fund - Class A (22.1%) (b)	15,894	354,425
		2,712,782
DOMESTIC FIXED INCOME - 33.0%
JNL/DoubleLine Total Return Fund (11.5%) (b)	16,111	174,967
JNL/Goldman Sachs Core Plus Bond Fund - Class A (4.5%) (b)	4,286	51,049
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (12.6%) (b)	13,934	188,948
JNL/PIMCO Real Return Fund - Class A (7.3%) (b)	11,697	119,429
JNL/PIMCO Total Return Bond Fund - Class A (5.5%) (b)	19,387	245,051
JNL/PPM America Floating Rate Income Fund - Class A (2.6%) (b)	3,828	41,149
JNL/PPM America High Yield Bond Fund - Class A (10.0%) (b)	38,482	245,517
JNL/PPM America Low Duration Bond Fund - Class A (33.4%) (b)	23,457	236,210
JNL/PPM America Total Return Fund - Class A (17.5%) (b)	15,566	183,520
JNL/Scout Unconstrained Bond Fund - Class A (22.2%) (b)	21,449	206,335
JNL/T. Rowe Price Short-Term Bond Fund - Class A (14.0%) (b)	25,928	257,729
		1,949,904
EMERGING MARKETS EQUITY - 1.9%
JNL/Lazard Emerging Markets Fund - Class A (8.8%) (b)	9,275	74,574
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (38.1%) (b)	5,163	41,714
		116,288
GLOBAL EQUITY - 2.3%
JNL/Oppenheimer Global Growth Fund - Class A (9.9%) (b)	9,699	135,402

GLOBAL FIXED INCOME - 5.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (16.5%) (b)	27,795	300,461

INTERNATIONAL EQUITY - 5.7%
JNL/Causeway International Value Select Fund - Class A (7.4%) (b)	8,377	57,632
JNL/Invesco International Growth Fund - Class A (14.4%) (b)	14,962	177,155
JNL/WCM Focused International Equity Fund (15.7%) (b)	9,804	101,863
		336,650
INTERNATIONAL FIXED INCOME - 1.4%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (20.2%) (b)	9,048	83,153
Total Investment Companies (cost $5,630,828)		5,911,417
Total Investments - 100.0% (cost $5,630,828)		5,911,417
Other Assets and Liabilities - Net - (0.0%)		(830)
Total Net Assets - 100.0%		$5,910,587

JNL/S&P Managed Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 5.2%
JNL Multi-Manager Alternative Fund - Class A (21.5%) (b)	15,634	$150,090
JNL/Invesco Global Real Estate Fund - Class A (5.1%) (b)	9,044	94,418
		244,508
DOMESTIC EQUITY - 61.4%
JNL Multi-Manager Small Cap Growth Fund - Class A (3.6%) (b)	1,763	44,679
JNL Multi-Manager Small Cap Value Fund - Class A (13.8%) (b)	10,365	140,448
JNL/BlackRock Large Cap Select Growth Fund - Class A (20.7%) (b)	11,169	310,043
JNL/Goldman Sachs Mid Cap Value Fund - Class A (11.8%) (b)	12,801	134,155
JNL/Invesco Large Cap Growth Fund - Class A (18.5%) (b)	11,740	166,939
JNL/Invesco Mid Cap Value Fund - Class A (16.8%) (b)	6,031	89,983
JNL/Invesco Small Cap Growth Fund - Class A (5.0%) (b)	2,983	58,581
JNL/JPMorgan MidCap Growth Fund - Class A (9.7%) (b)	4,856	154,188
JNL/Morgan Stanley Mid Cap Growth Fund - Class A (17.6%) (b)	3,294	38,868
JNL/PPM America Mid Cap Value Fund - Class A (3.7%) (b)	879	12,184
JNL/T. Rowe Price Established Growth Fund - Class A (11.8%) (b)	20,475	693,275
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (4.3%) (b)	3,651	143,645
JNL/T. Rowe Price Value Fund - Class A (15.9%) (b)	37,420	588,238
JNL/WMC Value Fund - Class A (20.1%) (b)	14,451	322,271
		2,897,497
DOMESTIC FIXED INCOME - 17.8%
JNL/DoubleLine Total Return Fund (6.5%) (b)	9,124	99,090
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (3.0%) (b)	3,262	44,237

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/PIMCO Real Return Fund - Class A (2.2%) (b)	3,561	36,354
JNL/PIMCO Total Return Bond Fund - Class A (2.0%) (b)	7,209	91,117
JNL/PPM America High Yield Bond Fund - Class A (3.8%) (b)	14,386	91,781
JNL/PPM America Low Duration Bond Fund - Class A (9.5%) (b)	6,672	67,186
JNL/PPM America Total Return Fund - Class A (8.4%) (b)	7,434	87,649
JNL/Scout Unconstrained Bond Fund - Class A (14.1%) (b)	13,660	131,408
JNL/T. Rowe Price Short-Term Bond Fund - Class A (10.4%) (b)	19,166	190,513
		839,335
EMERGING MARKETS EQUITY - 3.2%
JNL/Lazard Emerging Markets Fund - Class A (15.0%) (b)	15,920	127,995
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (20.5%) (b)	2,780	22,461
		150,456
GLOBAL EQUITY - 4.5%
JNL/Oppenheimer Global Growth Fund - Class A (15.5%) (b)	15,241	212,762

INTERNATIONAL EQUITY - 6.9%
JNL/Causeway International Value Select Fund - Class A (15.0%) (b)	17,001	116,968
JNL/Invesco International Growth Fund - Class A (12.7%) (b)	13,172	155,956
JNL/WCM Focused International Equity Fund (7.9%) (b)	4,920	51,122
		324,046
INTERNATIONAL FIXED INCOME - 1.0%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (12.2%) (b)	5,458	50,155
Total Investment Companies (cost $4,373,004)		4,718,759
Total Investments - 100.0% (cost $4,373,004)		4,718,759
Other Assets and Liabilities - Net - (0.0%)		(667)
Total Net Assets - 100.0%		$4,718,092

JNL/S&P Managed Aggressive Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.7%
JNL Multi-Manager Alternative Fund - Class A (6.8%) (b)	4,940	$47,424
JNL/Invesco Global Real Estate Fund - Class A (1.8%) (b)	3,228	33,701
		81,125
DOMESTIC EQUITY - 69.9%
JNL Multi-Manager Small Cap Growth Fund - Class A (1.3%) (b)	667	16,904
JNL Multi-Manager Small Cap Value Fund - Class A (6.2%) (b)	4,653	63,049
JNL/BlackRock Large Cap Select Growth Fund - Class A (7.7%) (b)	4,126	114,547
JNL/Goldman Sachs Mid Cap Value Fund - Class A (4.3%) (b)	4,655	48,788
JNL/Invesco Large Cap Growth Fund - Class A (7.3%) (b)	4,633	65,878
JNL/Invesco Mid Cap Value Fund - Class A (5.8%) (b)	2,082	31,058
JNL/Invesco Small Cap Growth Fund - Class A (4.5%) (b)	2,683	52,696
JNL/JPMorgan MidCap Growth Fund - Class A (3.4%) (b)	1,686	53,524
JNL/Morgan Stanley Mid Cap Growth Fund - Class A (7.1%) (b)	1,328	15,669
JNL/T. Rowe Price Established Growth Fund - Class A (4.6%) (b)	7,969	269,823
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (2.3%) (b)	1,928	75,873
JNL/T. Rowe Price Value Fund - Class A (6.9%) (b)	16,235	255,215
JNL/WMC Value Fund - Class A (8.8%) (b)	6,332	141,199
		1,204,223
DOMESTIC FIXED INCOME - 7.4%
JNL/DoubleLine Total Return Fund (1.0%) (b)	1,386	15,047
JNL/PPM America High Yield Bond Fund - Class A (1.3%) (b)	5,125	32,695
JNL/PPM America Total Return Fund - Class A (2.7%) (b)	2,357	27,794
JNL/Scout Unconstrained Bond Fund - Class A (1.9%) (b)	1,802	17,335
JNL/T. Rowe Price Short-Term Bond Fund - Class A (1.9%) (b)	3,525	35,040
		127,911
EMERGING MARKETS EQUITY - 3.0%
JNL/Lazard Emerging Markets Fund - Class A (4.4%) (b)	4,644	37,336
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (12.9%) (b)	1,746	14,112
		51,448
GLOBAL EQUITY - 5.6%
JNL/Oppenheimer Global Growth Fund - Class A (7.0%) (b)	6,899	96,316

INTERNATIONAL EQUITY - 8.4%
JNL/Causeway International Value Select Fund - Class A (7.3%) (b)	8,298	57,090
JNL/Invesco International Growth Fund - Class A (4.2%) (b)	4,354	51,547
JNL/WCM Focused International Equity Fund (5.5%) (b)	3,469	36,048
		144,685
INTERNATIONAL FIXED INCOME - 1.0%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (4.1%) (b)	1,844	16,943
Total Investment Companies (cost $1,602,793)		1,722,651
Total Investments - 100.0% (cost $1,602,793)		1,722,651
Other Assets and Liabilities - Net - (0.0%)		(259)
Total Net Assets - 100.0%		$1,722,392

(a)	Investment in affiliate.
(b)

The Fund’s percentage ownership of the underlying affiliated fund at September 30, 2015 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Abbreviations:

MLP - Master Limited Partnership

See accompanying Notes to Schedules of Investments.

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Security Valuation and Fair Value Measurement - Under JNL Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management (“JNAM”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The Funds of Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date.  Valuation of investments by the Underlying Funds is discussed in the Underlying Funds’ Forms N-Q, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov.  Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC’s website at www.sec.gov.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance and are summarized into 3 broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds.  Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy.  The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.  There were no Level 2 or Level 3 investments in these Funds.

Investments in Affiliates - The Funds of Funds invested solely in shares of other affiliated Funds advised by JNAM.  The JNL/American Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund (“Master Feeder Funds”) invest primarily all of their investable assets in the respective American Funds Master Fund.  Due to their ownership of more than 5% of the shares of the American Funds Master Fund, the Master Feeder Funds may be deemed an affiliated person thereof under the Investment Company Act of 1940, as amended.  The following table details each Fund’s long term investments in affiliates (in thousands) held during the period ended September 30, 2015.

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/American Funds Blue Chip Income and Growth Fund
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	$1,875,718	$384,134	$78,557	$200,565	$29,589	$1,813,626
	$1,875,718	$384,134	$78,557	$200,565	$29,589	$1,813,626
JNL/American Funds Global Bond Fund
American Funds Insurance Series - Global Bond Fund- Class 1	$494,325	$30,215	$47,996	13,328	(4,347)	451,000
	$494,325	$30,215	$47,996	$13,328	$(4,347)	$451,000
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	$394,877	$182,617	$23,205	$34,909	3,729	498,744
	$394,877	$182,617	$23,205	$34,909	$3,729	$498,744
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	$2,446,084	$854,802	$32,735	$405,637	$10,322	$2,714,951
	$2,446,084	$854,802	$32,735	$405,637	$10,322	$2,714,951
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	$717,938	$358,507	$28,308	$56,628	$3,833	$908,490
	$717,938	$358,507	$28,308	$56,628	$3,833	$908,490
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	$736,179	$137,277	$23,527	$45,908	$(2,463)	$736,663
	$736,179	$137,277	$23,527	$45,908	$(2,463)	$736,663
JNL Institutional Alt 20 Fund
Curian/Ashmore Emerging Market Small Cap Equity Fund	$5,658	$34	$6,302	$34	$104	$—
Curian/PineBridge Merger Arbitrage Fund	2,641	—	2,646	—	(15)	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	10,442	243	10,596	243	(628)	—
JNL Multi-Manager Alternative Fund - Class A	—	12,316	—	—	—	11,920
JNL/AQR Futures Strategy Fund - Class A	37,974	1,984	2,058	—	263	40,228
JNL/AQR Risk Parity Fund	10,820	—	10,614	—	231	—

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL Institutional Alt 20 Fund (continued)
JNL/BlackRock Global Long Short Credit Fund	$29,098	$6,948	$1,246	$—	$35	$34,396
JNL/Boston Partners Global Long Short Equity Fund - Class A	29,275	9,382	465	—	14	38,897
JNL/Brookfield Global Infrastructure Fund - Class A	28,436	4	7,937	—	2,478	16,922
JNL/DFA U.S. Micro Cap Fund - Class A	19,850	—	1,376	—	327	16,869
JNL/DoubleLine Total Return Fund	80,466	7,445	497	—	38	89,278
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	40,121	1,607	373	—	3	40,691
JNL/Franklin Templeton Global Growth Fund - Class A	38,158	1,455	103	—	(11)	35,692
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	87,725	1	10,569	—	(632)	72,190
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	8,362	—	8,192	—	(1,602)	—
JNL/Invesco Global Real Estate Fund - Class A	27,580	—	8,092	—	1,784	18,788
JNL/Lazard Emerging Markets Fund - Class A	59,766	6,560	11,792	—	(3,156)	42,304
JNL/Mellon Capital Frontier Markets 100 Index Fund	11,717	—	11,282	—	(1,573)	—
JNL/Mellon Capital International Index Fund - Class A	175,145	16,501	10,539	—	2,203	173,542
JNL/Mellon Capital Nasdaq® 25 Fund - Class A	58,652	—	57,072	—	21,678	—
JNL/Mellon Capital S&P 500 Index Fund - Class A	—	129,910	—	—	—	125,555
JNL/Mellon Capital S&P® 24 Fund - Class A	63,697	—	63,031	—	7,902	—
JNL/Mellon Capital S&P® SMid 60 Fund - Class A	29,333	—	28,564	—	3,553	—
JNL/Mellon Capital Small Cap Index Fund - Class A	58,331	63	2,026	—	749	51,961
JNL/Neuberger Berman Currency Fund	21,921	1,755	3,075	—	11	20,836
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	17,859	304	5,254	—	(2,685)	10,011
JNL/Neuberger Berman Startegic Income Fund - Class A	66,507	—	13,137	—	670	53,048
JNL/Nicholas Convertible Arbitrage Fund	32,707	53	2,991	—	135	29,611
JNL/PIMCO Real Return Fund - Class A	32,911	—	33,756	—	501	—
JNL/PIMCO Total Return Bond Fund - Class A	39,911	17,975	4,359	—	9	53,363
JNL/PPM America Floating Rate Income Fund - Class A	39,013	—	13,824	—	(110)	25,636
JNL/PPM America High Yield Bond Fund - Class A	56,416	82	14,053	—	(360)	40,639
JNL/PPM America Long Short Credit Fund	31,923	671	11	—	(1)	31,567
JNL/PPM America Total Return Fund - Class A	88,421	—	13,161	—	61	74,873
JNL/Red Rocks Listed Private Equity Fund - Class A	20,985	—	4,789	—	1,473	16,314
JNL/S&P Competitive Advantage Fund - Class A	83,536	3,465	88,381	—	1,293	—
JNL/S&P Dividend Income & Growth Fund - Class A	77,806	8,425	82,972	—	(3,268)	—
JNL/S&P Mid 3 Fund - Class A	—	38,925	—	—	—	34,279
JNL/Scout Unconstrained Bond Fund - Class A	46,395	—	1,424	—	(53)	44,973
JNL/T.Rowe Price Established Growth Fund - Class A	—	98,608	64	—	—	93,701
JNL/T.Rowe Price Value Fund - Class A	96,026	9,603	2,772	—	138	94,169
JNL/The London Company Focused U.S. Equity Fund	40,431	35,195	—	—	—	70,551
JNL/Van Eck International Gold Fund	1,561	—	1,611	—	(77)	—
JNL/Westchester Capital Event Driven Fund - Class A	—	11,684	—	—	—	11,142
JNL/WMC Focused International Equity Fund	64,100	23,514	—	—	—	85,860
	$1,771,676	$444,712	$541,006	$277	$31,482	$1,599,806
JNL Institutional Alt 35 Fund
Curian/Ashmore Emerging Market Small Cap Equity Fund	$4,680	$28	$5,202	$28	$70	$—
Curian/PineBridge Merger Arbitrage Fund	5,667	—	5,678	—	(35)	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	29,002	690	29,435	690	(1,731)	—
JNL Multi-Manager Alternative Fund - Class A	—	14,828	—	—	—	14,248
JNL/AQR Futures Strategy Fund - Class A	86,392	6,530	5,708	—	713	92,343
JNL/AQR Risk Parity Fund	26,838	—	19,931	—	919	6,454
JNL/BlackRock Global Long Short Credit Fund	68,054	5,638	2,301	—	59	70,686
JNL/Boston Partners Global Long Short Equity Fund - Class A	60,117	22,996	1,105	—	36	83,526
JNL/Brookfield Global Infrastructure Fund - Class A	77,768	2	23,094	—	7,037	44,610
JNL/DFA U.S. Micro Cap Fund - Class A	18,265	—	4,217	—	1,004	12,736
JNL/DoubleLine Total Return Fund	96,532	4,059	1,337	—	95	101,453
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	88,237	—	5,593	—	82	81,497
JNL/Franklin Templeton Global Growth Fund - Class A	42,418	342	11	—	—	38,638
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	96,233	22	12,014	—	(923)	78,619
JNL/Franklin Templeton Natural Resources Fund	5,953	—	5,777	—	(2,510)	—

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL Institutional Alt 35 Fund (continued)
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	$6,056	$—	$5,931	$—	$(902)	$—
JNL/Invesco Global Real Estate Fund - Class A	64,334	—	18,733	—	4,065	43,760
JNL/Lazard Emerging Markets Fund - Class A	70,655	4,552	17,030	—	(5,628)	44,433
JNL/Mellon Capital Frontier Markets 100 Index Fund	13,284	—	12,785	—	(1,682)	—
JNL/Mellon Capital International Index Fund - Class A	215,580	24	26,628	—	1,695	181,724
JNL/Mellon Capital Nasdaq® 25 Fund - Class A	65,965	—	64,328	—	24,920	—
JNL/Mellon Capital S&P 500 Index Fund - Class A	—	162,788	382	—	1	156,962
JNL/Mellon Capital S&P® 24 Fund - Class A	66,192	—	65,218	—	8,032	—
JNL/Mellon Capital S&P® SMid 60 Fund - Class A	27,129	—	26,374	—	2,774	—
JNL/Mellon Capital Small Cap Index Fund - Class A	67,721	25	4,633	—	1,608	58,187
JNL/Neuberger Berman Currency Fund	41,519	10,058	1,949	—	31	50,371
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	40,375	76	12,513	—	(6,512)	21,373
JNL/Neuberger Berman Strategic Income Fund - Class A	63,756	1	6,126	—	332	57,280
JNL/Nicholas Convertible Arbitrage Fund	73,811	10	2,748	—	80	70,548
JNL/PIMCO Real Return Fund - Class A	25,999	—	26,665	—	339	—
JNL/PIMCO Total Return Bond Fund - Class A	42,697	16,645	1,610	—	4	57,554
JNL/PPM America Floating Rate Income Fund - Class A	36,077	—	11,467	—	(86)	25,022
JNL/PPM America High Yield Bond Fund - Class A	64,557	43	17,191	—	(497)	45,409
JNL/PPM America Long Short Credit Fund	74,853	44	5,262	—	(160)	67,485
JNL/PPM America Total Return Fund - Class A	108,556	—	26,720	—	178	81,465
JNL/Red Rocks Listed Private Equity Fund - Class A	56,661	—	20,648	—	7,031	36,798
JNL/S&P Competitive Advantage Fund - Class A	82,079	7,246	90,529	—	1,656	—
JNL/S&P Dividend Income & Growth Fund - Class A	68,475	13,633	78,931	—	(2,932)	—
JNL/S&P Mid 3 Fund - Class A	—	19,205	—	—	—	16,834
JNL/Scout Unconstrained Bond Fund - Class A	50,184	—	1,765	—	(64)	48,424
JNL/T.Rowe Price Established Growth Fund - Class A	—	96,826	862	—	6	91,253
JNL/T.Rowe Price Value Fund - Class A	97,692	5,017	2,569	—	91	91,547
JNL/The London Company Focused U.S. Equity Fund	35,437	20,682	—	—	—	52,452
JNL/Van Eck International Gold Fund	5,156	—	4,616	—	(993)	—
JNL/Westchester Capital Event Driven Fund - Class A	—	23,498	—	—	—	22,422
JNL/WMC Focused International Equity Fund	72,983	16,190	—	—	—	88,091
	$2,343,939	$451,698	$675,616	$718	$38,203	$2,034,204
JNL Institutional Alt 50 Fund
Curian/Ashmore Emerging Market Small Cap Equity Fund	$6,688	$39	$7,426	$39	$52	$—
Curian/PineBridge Merger Arbitrage Fund	11,704	—	11,727	—	(78)	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	59,900	1,812	60,663	1,812	(4,046)	—
JNL Multi-Manager Alternative Fund - Class A	—	54,852	—	—	—	53,068
JNL/AQR Futures Strategy Fund - Class A	169,484	—	15,681	—	1,986	163,865
JNL/AQR Risk Parity Fund	43,632	—	33,117	—	1,536	9,843
JNL/BlackRock Global Long Short Credit Fund	134,859	34,126	8,277	—	231	158,826
JNL/Boston Partners Global Long Short Equity Fund - Class A	141,090	53,902	59	—	1	198,028
JNL/Brookfield Global Infrastructure Fund - Class A	157,402	—	50,403	—	15,821	87,600
JNL/DFA U.S. Micro Cap Fund - Class A	17,995	—	3,938	—	935	12,748
JNL/DoubleLine Total Return Fund	113,279	1,913	2,932	—	209	114,812
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	171,286	4	13,125	—	253	156,073
JNL/Franklin Templeton Global Growth Fund - Class A	36,353	50	644	—	(91)	32,278
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	108,253	—	13,191	—	(879)	88,856
JNL/Franklin Templeton Natural Resources Fund	20,624	—	20,845	—	(8,125)	—
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	4,607	—	4,468	—	(545)	—
JNL/Invesco Global Real Estate Fund - Class A	128,909	—	40,077	—	10,917	85,536
JNL/Lazard Emerging Markets Fund - Class A	73,200	6,460	20,561	—	(7,543)	44,611
JNL/Mellon Capital Frontier Markets 100 Index Fund	12,133	—	11,679	—	(1,686)	—
JNL/Mellon Capital International Index Fund - Class A	233,227	17,548	39,473	—	8,064	204,240
JNL/Mellon Capital Nasdaq® 25 Fund - Class A	73,804	—	71,876	—	27,713	—
JNL/Mellon Capital S&P 500 Index Fund - Class A	—	177,161	7	—	—	171,214
JNL/Mellon Capital S&P® 24 Fund - Class A	67,252	—	66,363	—	8,180	—
JNL/Mellon Capital S&P® SMid 60 Fund - Class A	18,959	—	18,354	—	1,718	—
JNL/Mellon Capital Small Cap Index Fund - Class A	74,462	—	7,057	—	2,891	62,191

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL Institutional Alt 50 Fund (continued)
JNL/Neuberger Berman Currency Fund	$86,636	$13,209	$4,135	$—	$42	$96,977
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	60,888	292	15,806	—	(8,202)	35,394
JNL/Neuberger Berman Strategic Income Fund - Class A	74,416	—	7,748	—	423	66,266
JNL/Nicholas Convertible Arbitrage Fund	147,396	3	9,175	—	375	137,327
JNL/PIMCO Real Return Fund - Class A	30,443	13	31,242	—	389	—
JNL/PIMCO Total Return Bond Fund - Class A	44,557	20,955	2,539	—	4	62,706
JNL/PPM America Floating Rate Income Fund - Class A	41,817	—	13,354	—	(103)	28,938
JNL/PPM America High Yield Bond Fund - Class A	73,181	141	16,564	—	(640)	54,374
JNL/PPM America Long Short Credit Fund	149,372	90	5,737	—	(183)	139,274
JNL/PPM America Total Return Fund - Class A	120,029	—	24,770	—	243	94,894
JNL/Red Rocks Listed Private Equity Fund - Class A	118,381	—	43,270	—	13,986	76,515
JNL/S&P Competitive Advantage Fund - Class A	97,474	7,443	106,385	—	2,275	—
JNL/S&P Dividend Income & Growth Fund - Class A	95,526	6,822	98,372	—	(3,725)	—
JNL/S&P Mid 3 Fund - Class A	—	18,823	—	—	—	16,587
JNL/Scout Unconstrained Bond Fund - Class A	54,715	457	483	—	(17)	54,690
JNL/T.Rowe Price Established Growth Fund - Class A	—	134,312	103	—	—	127,613
JNL/T.Rowe Price Value Fund - Class A	128,349	9,342	2,663	—	136	123,560
JNL/Van Eck International Gold Fund	12,463	—	11,025	—	(2,926)	—
JNL/Westchester Capital Event Driven Fund - Class A	—	53,215	—	—	—	50,531
JNL/WMC Focused International Equity Fund	78,114	28,625	13,127	—	1,221	92,649
	$3,292,859	$641,609	$928,441	$1,851	$60,812	$2,902,084
JNL Alt 65 Fund(1)
Curian/Ashmore Emerging Market Small Cap Equity Fund	$961	$4	$1,048	$4	$3	$—
Curian/PineBridge Merger Arbitrage Fund	1,845	—	1,847	—	(9)	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	13,352	212	13,564	213	(700)	—
JNL Multi-Manager Alternative Fund - Class A	—	23,446	—	—	—	22,538
JNL/AQR Futures Strategy Fund - Class A	41,814	14	7,281	—	521	46,305
JNL/AQR Risk Parity Fund	2,723	—	6,460	—	152	—
JNL/BlackRock Global Long Short Credit Fund	38,414	4,819	3,058	—	91	44,378
JNL/Boston Partners Global Long Short Equity Fund - Class A	43,429	5,993	5,502	—	187	55,368
JNL/Brookfield Global Infrastructure Fund - Class A	39,241	14	19,985	—	3,406	20,893
JNL/DFA U.S. Micro Cap Fund - Class A	910	—	391	—	92	462
JNL/DoubleLine Total Return Fund	11,361	1,790	1,757	—	123	13,979
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	47,509	8	5,862	—	119	48,143
JNL/FAMCO Flex Core Covered Call Fund	—	—	9,341	—	717	—
JNL/Franklin Templeton Global Growth Fund - Class A	6,655	149	4	—	—	6,147
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	11,187	98	2,366	—	(76)	10,267
JNL/Franklin Templeton Natural Resources Fund	1,857	—	1,848	—	(529)	—
JNL/Invesco Global Real Estate Fund - Class A	33,516	1	16,940	—	3,673	22,503
JNL/Invesco International Growth Fund - Class A	—	—	4,501	—	401	—
JNL/Lazard Emerging Markets Fund - Class A	11,879	668	5,996	—	(2,071)	6,592
JNL/Mellon Capital International Index Fund - Class A	41,475	5,414	6,156	—	604	42,200
JNL/Mellon Capital Nasdaq® 25 Fund - Class A	13,396	7	14,874	—	4,941	—
JNL/Mellon Capital S&P 500 Index Fund - Class A	—	38,422	15	—	—	37,119
JNL/Mellon Capital S&P® 24 Fund - Class A	1,983	—	1,968	—	75	—
JNL/Mellon Capital Small Cap Index Fund - Class A	11,024	6	2,231	—	544	9,468
JNL/Neuberger Berman Currency Fund	24,102	6,486	3,187	—	(31)	27,770
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	17,605	232	10,003	—	(4,513)	8,507
JNL/Neuberger Berman Strategic Income Fund - Class A	5,247	28	3,488	—	164	3,101
JNL/Nicholas Convertible Arbitrage Fund	39,004	—	5,481	—	237	40,942
JNL/PIMCO Real Return Fund - Class A	2,775	—	2,847	—	34	—
JNL/PIMCO Total Return Bond Fund - Class A	3,322	79	5,883	—	(71)	—
JNL/PPM America Floating Rate Income Fund - Class A	6,866	11	4,362	—	(44)	3,266
JNL/PPM America High Yield Bond Fund - Class A	8,452	17	1,112	—	(35)	8,325
JNL/PPM America Long Short Credit Fund	41,921	—	6,906	—	(161)	41,968
JNL/PPM America Total Return Fund - Class A	9,082	78	1,168	—	(10)	10,183
JNL/Red Rocks Listed Private Equity Fund - Class A	25,046	—	11,594	—	4,105	20,984
JNL/S&P Competitive Advantage Fund - Class A	18,762	738	23,617	—	350	—

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL Alt 65 Fund(1) (continued)
JNL/S&P Dividend Income & Growth Fund - Class A	$17,135	$4	$21,164	$—	$(872)	$—
JNL/S&P Mid 3 Fund - Class A	—	14	24	—	—	6,379
JNL/Scout Unconstrained Bond Fund - Class A	5,696	1,526	531	—	(19)	7,904
JNL/T.Rowe Price Established Growth Fund - Class A	—	22,144	98	—	—	20,962
JNL/T.Rowe Price Value Fund - Class A	22,527	1,266	3,012	—	117	20,232
JNL/Van Eck International Gold Fund	1,061	—	3,763	—	(497)	—
JNL/Westchester Capital Event Driven Fund - Class A	—	23,382	—	—	—	22,093
JNL/WMC Focused International Equity Fund	14,935	1,677	1,932	—	67	16,081
	$638,069	$138,747	$243,167	217	$11,085	$645,059
JNL Disciplined Moderate Fund
JNL/DoubleLine Total Return Fund	$79,893	$36,880	$2,377	$—	$171	$116,431
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	80,091	5,024	30,093	—	3,051	51,172
JNL/Mellon Capital 25 Fund	12,672	662	13,259	—	1,221	—
JNL/Mellon Capital Emerging Market Index Fund - Class A	61,513	38,177	21,084	—	(3,182)	64,287
JNL/Mellon Capital Healthcare Sector Fund - Class A	—	27,397	26,846	—	(552)	—
JNL/Mellon Capital International Index Fund - Class A	92,715	22,914	3,609	—	301	107,049
JNL/Mellon Capital Pacific Rim 30 Fund - Class A	12,427	399	13,952	—	1,406	—
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	71,607	23,164	1,547	—	463	88,004
JNL/Mellon Capital S&P 500 Index Fund - Class A	129,975	122,621	41,839	—	7,609	202,350
JNL/Mellon Capital Small Cap Index Fund - Class A	53,053	1,177	42,800	—	12,075	12,393
JNL/Neuberger Berman Strategic Income Fund - Class A	32,434	35,722	3,302	—	272	63,841
JNL/PIMCO Real Return Fund - Class A	60,479	2,526	64,192	—	(6,799)	—
JNL/PIMCO Total Return Bond Fund - Class A	31,901	54,099	1,600	—	(39)	83,455
JNL/PPM America Floating Rate Income Fund - Class A	35,382	4,826	8,654	—	117	31,907
JNL/PPM America High Yield Bond Fund - Class A	49,972	17,097	1,676	—	(2)	62,389
JNL/PPM America Total Return Fund - Class A	95,659	12,961	31,024	—	1,666	76,884
JNL/S&P Competitive Advantage Fund - Class A	125,503	2,221	131,590	—	27,687	—
JNL/S&P Dividend Income & Growth Fund - Class A	110,219	4,973	111,195	—	13,017	—
JNL/S&P International 5 Fund - Class A	25,016	8,232	6,440	—	(331)	25,343
JNL/S&P Intrinsic Value Fund - Class A	59,502	1,396	59,284	—	15,353	—
JNL/S&P Mid 3 Fund - Class A	19,822	35,596	5,312	—	442	44,403
JNL/Scout Unconstrained Bond Fund - Class A	40,342	13,984	3,015	—	(126)	51,288
JNL/T.Rowe Price Established Growth Fund - Class A	—	80,325	1,689	—	35	74,441
JNL/T.Rowe Price Value Fund - Class A	—	92,231	263	—	(4)	88,052
JNL/WMC Focused International Equity Fund	—	25,958	—	—	—	25,401
	$1,280,177	$670,562	$626,642	$—	$73,851	$1,269,090
JNL Disciplined Moderate Growth Fund
JNL/DoubleLine Total Return Fund	$47,061	$50,644	$1,546	$—	$114	$97,527
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	55,031	30,733	16,570	—	1,171	64,245
JNL/Mellon Capital 25 Fund	23,385	923	24,159	—	1,389	—
JNL/Mellon Capital Emerging Market Index Fund - Class A	135,640	62,850	40,919	—	(6,297)	129,117
JNL/Mellon Capital Healthcare Sector Fund - Class A	—	50,912	639	—	7	45,083
JNL/Mellon Capital International Index Fund - Class A	189,593	32,517	35,754	—	6,951	179,972
JNL/Mellon Capital Pacific Rim 30 Fund - Class A	22,751	376	25,155	—	2,238	—
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	111,711	31,590	12,201	—	3,350	125,161
JNL/Mellon Capital S&P 500 Index Fund - Class A	150,600	115,189	440	—	76	252,427
JNL/Mellon Capital Small Cap Index Fund - Class A	89,531	2,805	61,550	—	18,517	30,964
JNL/Neuberger Berman Strategic Income Fund - Class A	15,560	35,690	10,302	—	(95)	40,088
JNL/PIMCO Real Return Fund - Class A	24,625	933	26,039	—	(3,309)	—
JNL/PIMCO Total Return Bond Fund - Class A	15,657	42,208	718	—	4	56,456
JNL/PPM America Floating Rate Income Fund - Class A	21,621	1,703	7,530	—	97	16,023
JNL/PPM America High Yield Bond Fund - Class A	36,568	7,009	10,649	—	(764)	31,351
JNL/PPM America Total Return Fund - Class A	62,505	31,552	44,749	—	871	48,327
JNL/S&P Competitive Advantage Fund - Class A	185,180	4,194	195,346	—	42,637	—
JNL/S&P Dividend Income & Growth Fund - Class A	134,681	8,613	138,961	—	13,959	—
JNL/S&P International 5 Fund - Class A	61,418	12,437	7,449	—	(409)	63,100
JNL/S&P Intrinsic Value Fund - Class A	112,689	4,381	114,045	—	27,516	—
JNL/S&P Mid 3 Fund - Class A	40,252	38,494	7,538	—	633	63,640
JNL/Scout Unconstrained Bond Fund - Class A	30,769	9,845	358	—	(13)	40,251

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL Disciplined Moderate Growth Fund (continued)
JNL/T.Rowe Price Established Growth Fund - Class A	$—	$114,464	$493	$—	$15	$107,917
JNL/T.Rowe Price Value Fund - Class A	—	130,683	22	—	—	125,099
JNL/WMC Focused International Equity Fund	—	64,642	—	—	—	63,250
	$1,566,828	$885,387	$783,132	$—	$108,658	$1,579,998
JNL Disciplined Growth Fund
JNL/DoubleLine Total Return Fund	$10,534	$11,502	$636	—	$44	$21,709
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	13,816	25,367	8,365	—	(220)	28,567
JNL/Mellon Capital 25 Fund	13,896	684	14,487	—	427	—
JNL/Mellon Capital Emerging Market Index Fund - Class A	85,870	35,668	36,612	—	(6,215)	68,422
JNL/Mellon Capital Healthcare Sector Fund - Class A	—	32,913	2,386	—	(28)	27,405
JNL/Mellon Capital International Index Fund - Class A	92,223	20,977	13,536	—	2,292	95,846
JNL/Mellon Capital Pacific Rim 30 Fund - Class A	13,814	114	15,142	—	1,172	—
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	59,872	9,944	3,580	—	970	62,981
JNL/Mellon Capital S&P 500 Index Fund - Class A	63,005	59,724	393	—	74	116,366
JNL/Mellon Capital Small Cap Index Fund - Class A	46,537	2,360	27,602	—	7,825	20,758
JNL/Neuberger Berman Strategic Income Fund - Class A	6,990	714	7,696	—	(73)	—
JNL/PPM America Floating Rate Income Fund - Class A	6,959	654	7,715	—	(54)	—
JNL/PPM America High Yield Bond Fund - Class A	10,391	5,080	797	—	(51)	13,963
JNL/PPM America Total Return Fund - Class A	14,020	5,524	8,616	—	177	10,753
JNL/S&P Competitive Advantage Fund - Class A	88,277	2,132	93,398	—	16,563	—
JNL/S&P Dividend Income & Growth Fund - Class A	48,999	5,418	52,313	—	3,825	—
JNL/S&P International 5 Fund - Class A	34,444	6,880	7,631	—	(402)	32,049
JNL/S&P Intrinsic Value Fund - Class A	60,053	3,974	61,319	—	10,192	—
JNL/S&P Mid 3 Fund - Class A	21,209	18,261	4,015	—	338	31,725
JNL/Scout Unconstrained Bond Fund - Class A	6,955	7,659	248	—	(9)	14,347
JNL/T.Rowe Price Established Growth Fund - Class A	—	59,183	534	—	11	55,601
JNL/T.Rowe Price Value Fund - Class A	—	70,344	562	—	(9)	66,811
JNL/WMC Focused International Equity Fund	—	39,885	—	—	—	39,032
	$697,864	$424,961	$367,583	$—	$36,849	$706,335
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund - Class A	$550,388	$2,533	$35,359	$—	$4,671	$468,982
JNL/Franklin Templeton Income Fund - Class A	552,272	2,332	32,048	—	405	477,690
JNL/Franklin Templeton Mutual Shares Fund - Class A	553,125	527	42,103	—	7,450	472,307
	$1,655,785	$5,392	$109,510	$—	$12,526	$1,418,979
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Bond Index Fund - Class A	$43,659	$3,426	$6,422	$—	$160	$40,944
JNL/Mellon Capital International Index Fund - Class A	42,477	2,029	4,273	—	1,755	38,676
JNL/Mellon Capital JNL 5 Fund - Class A	219,187	4,396	8,838	—	4,643	197,763
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	43,826	572	3,132	—	1,963	39,293
JNL/Mellon Capital S&P 500 Index Fund - Class A	43,754	1,089	2,876	—	1,659	39,651
JNL/Mellon Capital Small Cap Index Fund - Class A	43,951	1,540	3,723	—	2,172	38,598
	$436,854	$13,052	$29,264	$—	$12,352	$394,925
JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Bond Index Fund - Class A	$147,867	$16,328	$10,016	$—	$246	$155,153
JNL/Mellon Capital International Index Fund - Class A	145,137	9,101	4,987	—	1,668	142,729
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	152,520	4,818	4,720	—	2,278	144,928
JNL/Mellon Capital S&P 500 Index Fund - Class A	151,141	7,827	4,242	—	2,207	146,045
JNL/Mellon Capital Small Cap Index Fund - Class A	154,746	6,287	6,468	—	2,920	142,441
	$751,411	$44,361	$30,433	$—	$9,319	$731,296
JNL/MMRS Conservative Fund
JNL Multi-Manager Small Cap Growth Fund - Class A	$668	$12,432	3,745	$—	$(134)	$8,070
JNL/Franklin Templeton Mutual Shares Fund - Class A	999	18,624	4,841	—	(330)	12,743
JNL/Goldman Sachs Core Plus Bond Fund - Class A	2,881	65,179	2,735	—	(15)	65,172
JNL/Invesco International Growth Fund - Class A	1,672	32,022	8,014	—	(824)	21,421
JNL/Invesco Small Cap Growth Fund - Class A	1,000	18,446	5,515	—	(131)	12,323
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	2,882	65,394	2,728	—	(22)	65,324
JNL/Mellon Capital 25 Fund	1,000	18,548	18,164	—	(1,492)	—
JNL/Mellon Capital Bond Index Fund - Class A	2,881	65,493	2,696	—	(74)	65,321
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	668	12,102	3,731	—	(27)	8,524

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/MMRS Conservative Fund (continued)
JNL/Mellon Capital Emerging Market Index Fund - Class A	$1,674	$34,312	$6,941	$—	$(1,738)	$21,237
JNL/Mellon Capital Healthcare Sector Fund - Class A	999	18,535	5,842	—	61	12,216
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	—	13,215	178	—	3	12,702
JNL/Mellon Capital S&P® 24 Fund - Class A	997	18,853	4,846	—	(466)	12,781
JNL/Neuberger Berman Strategic Income Fund - Class A	1,198	27,165	843	—	(5)	26,883
JNL/PIMCO Real Return Fund - Class A	1,202	27,591	730	—	(28)	26,974
JNL/PIMCO Total Return Bond Fund - Class A	2,409	54,339	1,859	—	(41)	53,991
JNL/S&P Competitive Advantage Fund - Class A	1,001	18,484	5,500	—	(143)	12,975
JNL/S&P Dividend Income & Growth Fund - Class A	997	18,679	5,442	—	(305)	12,986
JNL/S&P Intrinsic Value Fund - Class A	998	18,994	4,877	—	(495)	12,625
JNL/T.Rowe Price Mid-Cap Growth Fund - Class A	666	12,152	3,832	—	(35)	8,404
	$26,792	$570,559	$93,059	$—	$(6,241)	$472,672
JNL/MMRS Growth Fund
JNL Multi-Manager Small Cap Growth Fund - Class A	$881	$2,812	$2,042	$—	$(38)	$1,453
JNL/Franklin Templeton Mutual Shares Fund - Class A	705	2,250	1,577	—	(76)	1,171
JNL/Goldman Sachs Core Plus Bond Fund - Class A	604	6,573	2,181	—	6	5,032
JNL/Invesco International Growth Fund - Class A	1,765	5,755	4,021	—	(208)	2,956
JNL/Invesco Small Cap Growth Fund - Class A	881	2,762	2,025	—	(4)	1,455
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	806	8,785	2,914	—	2	6,716
JNL/Mellon Capital 25 Fund	1,057	3,259	4,082	—	(334)	—
JNL/Mellon Capital Bond Index Fund - Class A	805	8,788	2,918	—	(23)	6,720
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	706	2,139	1,622	—	11	1,172
JNL/Mellon Capital Emerging Market Index Fund - Class A	1,766	6,409	4,184	—	(621)	2,965
JNL/Mellon Capital Healthcare Sector Fund - Class A	1,057	3,234	2,395	—	80	1,754
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	—	1,870	80	—	—	1,746
JNL/Mellon Capital S&P® 24 Fund - Class A	705	2,301	1,578	—	(180)	1,168
JNL/Neuberger Berman Startegic Income Fund - Class A	403	4,381	1,433	—	14	3,336
JNL/PIMCO Real Return Fund - Class A	405	4,439	1,447	—	3	3,353
JNL/PIMCO Total Return Bond Fund - Class A	605	6,580	2,162	—	(8)	5,025
JNL/S&P Competitive Advantage Fund - Class A	1,234	3,736	2,748	—	(98)	2,059
JNL/S&P Dividend Income & Growth Fund - Class A	1,413	4,424	3,225	—	(208)	2,337
JNL/S&P Intrinsic Value Fund - Class A	1,233	4,055	2,757	—	(255)	2,050
JNL/T.Rowe Price Mid-Cap Growth Fund - Class A	705	2,135	1,615	—	(11)	1,166
	$17,736	$86,687	$47,006	$—	$(1,948)	$53,634
JNL/MMRS Moderate Fund
JNL Multi-Manager Small Cap Growth Fund - Class A	$2,209	$8,449	$3,834	$—	$(272)	$5,835
JNL/Franklin Templeton Mutual Shares Fund - Class A	1,653	6,415	2,824	—	(286)	4,442
JNL/Goldman Sachs Core Plus Bond Fund - Class A	2,196	19,709	162	—	(1)	21,791
JNL/Invesco International Growth Fund - Class A	5,538	22,116	9,761	—	(1,104)	14,980
JNL/Invesco Small Cap Growth Fund - Class A	2,204	8,301	3,809	—	(165)	5,856
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	2,512	22,603	198	—	(3)	24,951
JNL/Mellon Capital 25 Fund	2,750	10,155	11,935	—	(1,239)	—
JNL/Mellon Capital Bond Index Fund - Class A	2,511	22,620	196	—	(5)	24,958
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	1,658	5,903	2,789	—	(65)	4,443
JNL/Mellon Capital Emerging Market Index Fund - Class A	2,770	12,227	4,776	—	(1,389)	7,516
JNL/Mellon Capital Healthcare Sector Fund - Class A	2,199	8,132	3,704	—	39	5,885
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	—	7,565	—	—	—	7,372
JNL/Mellon Capital S&P® 24 Fund - Class A	1,648	6,484	2,790	—	(481)	4,434
JNL/Neuberger Berman Strategic Income Fund - Class A	1,256	11,293	87	—	(1)	12,341
JNL/PIMCO Real Return Fund - Class A	1,262	11,480	89	—	(3)	12,398
JNL/PIMCO Total Return Bond Fund - Class A	1,883	16,989	135	—	(3)	18,622
JNL/S&P Competitive Advantage Fund - Class A	2,759	9,886	4,472	—	(309)	7,474
JNL/S&P Dividend Income & Growth Fund - Class A	3,290	12,224	5,626	—	(548)	8,907
JNL/S&P Intrinsic Value Fund - Class A	2,749	10,960	4,653	—	(725)	7,401

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/MMRS Moderate Fund (continued)
JNL/T.Rowe Price Mid-Cap Growth Fund - Class A	$1,654	$6,009	$2,907	$—	$(102)	$4,416
	$44,701	$239,520	$64,747	$—	$(6,662)	$204,022
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund - Class A	$1,249,292	$333,852	$49,103	$—	$24,333	$1,520,844
JNL/S&P Dividend Income & Growth Fund - Class A	1,242,516	417,706	58,044	—	24,331	1,523,757
JNL/S&P Intrinsic Value Fund - Class A	1,243,757	472,457	13,042	—	8,521	1,513,184
JNL/S&P Total Yield Fund - Class A	1,248,360	454,484	19,027	—	11,461	1,516,461
	$4,983,925	$1,678,499	$139,216	$—	$68,646	$6,074,246
JNL/S&P Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class A	$—	$50,387	$1,184	$—	$(26)	$47,224
JNL Multi-Manager Small Cap Growth Fund - Class A	17,742	904	3,132	—	669	14,570
JNL Multi-Manager Small Cap Value Fund - Class A	17,478	1,063	1,477	—	342	15,293
JNL/Causeway International Value Select Fund - Class A	15,158	1,643	706	—	(6)	15,168
JNL/DFA U.S. Core Equity Fund - Class A	35,716	1,747	4,874	—	1,791	30,624
JNL/DoubleLine Total Return Fund	120,236	21,452	1,858	—	140	142,624
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	132,160	5,644	19,276	—	1,561	110,548
JNL/Goldman Sachs Core Plus Bond Fund - Class A	51,498	—	4,251	—	(184)	47,673
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	47,038	6,354	15,605	—	(7,446)	31,663
JNL/Goldman Sachs Mid Cap Value Fund - Class A	13,376	3,716	294	—	(69)	15,193
JNL/Invesco Global Real Estate Fund - Class A	17,587	941	2,081	—	323	15,921
JNL/Invesco International Growth Fund - Class A	17,036	1,457	1,993	—	497	15,494
JNL/Invesco Mid Cap Value Fund - Class A	12,600	4,168	296	—	(14)	15,098
JNL/JPMorgan MidCap Growth Fund - Class A	17,576	13,729	543	—	127	29,808
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	161,704	—	20,331	—	532	143,378
JNL/Lazard Emerging Markets Fund - Class A	15,892	3,232	15,484	—	(5,726)	—
JNL/PIMCO Real Return Fund - Class A	67,440	623	3,490	—	(1,002)	63,058
JNL/PIMCO Total Return Bond Fund - Class A	137,802	74	44,008	—	(1,209)	94,951
JNL/PPM America Floating Rate Income Fund - Class A	38,849	—	7,789	—	596	31,492
JNL/PPM America High Yield Bond Fund - Class A	99,029	1,725	4,709	—	(508)	92,310
JNL/PPM America Low Duration Bond Fund - Class A	101,967	9,462	1,051	—	8	110,995
JNL/PPM America Total Return Fund - Class A	115,912	—	4,989	—	537	110,397
JNL/Scout Unconstrained Bond Fund - Class A	83,981	15,056	5,018	—	(170)	94,077
JNL/T.Rowe Price Established Growth Fund - Class A	68,197	1,995	28,152	—	12,618	45,071
JNL/T.Rowe Price Short-Term Bond Fund - Class A	169,021	—	11,499	—	(242)	158,707
JNL/T.Rowe Price Value Fund - Class A	68,079	3,112	21,394	—	7,861	45,784
JNL/WMC Focused International Equity Fund	—	14,986	—	—	—	15,265
JNL/WMC Value Fund - Class A	17,543	1,103	1,945	—	400	15,442
	$1,660,617	$164,573	$227,429	$—	$11,400	$1,567,828
JNL/S&P Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class A	$—	$96,499	$—	$—	$—	$93,542
JNL Multi-Manager Small Cap Growth Fund - Class A	36,101	1	1,998	—	406	31,763
JNL Multi-Manager Small Cap Value Fund - Class A	71,178	24	1,032	—	236	62,603
JNL/BlackRock Natural Resources Fund - Class A	31,960	126	33,161	—	(2,960)	—
JNL/BlackRock Large Cap Select Growth Fund - Class A	31,056	187	18	—	3	30,820
JNL/Causeway International Value Select Fund - Class A	26,281	962	—	—	—	25,532
JNL/DFA U.S. Core Equity Fund - Class A	54,810	1,877	15,055	—	606	37,668
JNL/DoubleLine Total Return Fnd	231,138	1,019	2,090	—	158	235,296
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	252,978	3,294	13,034	—	898	227,589
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	74,183	22	1,874	—	(749)	63,536
JNL/Goldman Sachs Mid Cap Value Fund - Class A	75,919	15,004	26,244	—	3,329	59,823
JNL/Invesco Global Real Estate Fund - Class A	41,705	—	5,028	—	766	35,386
JNL/Invesco International Growth Fund - Class A	59,363	1,074	—	—	—	56,193
JNL/Invesco Mid Cap Value Fund - Class A	22,239	11,665	—	—	—	31,994
JNL/Invesco Small Cap Growth Fund - Class A	33,951	6	951	—	316	31,831
JNL/JPMorgan MidCap Growth Fund - Class A	95,542	15,006	21,422	—	5,676	90,054
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	176,848	—	6,301	—	(35)	172,785
JNL/Lazard Emerging Markets Fund - Class A	68,082	506	23,269	—	(9,971)	31,480
JNL/Oppenheimer Global Growth Fund - Class A	36,480	—	3,078	—	841	33,067

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/S&P Managed Moderate Fund (continued)
JNL/PIMCO Real Return Fund - Class A	$133,772	$493	$478	$—	$(110)	$130,583
JNL/PIMCO Total Return Bond Fund - Class A	234,608	—	74,841	—	(2,718)	161,420
JNL/PPM America Floating Rate Income Fund - Class A	46,556	—	8,768	—	663	38,289
JNL/PPM America High Yield Bond Fund - Class A	173,777	—	4,295	—	(340)	162,665
JNL/PPM America Low Duration Bond Fund - Class A	162,852	6,050	—	—	—	169,882
JNL/PPM America Total Return Fund - Class A	174,832	1	11,471	—	1,161	162,528
JNL/Scout Unconstrained Bond Fund - Class A	132,415	682	754	—	(28)	132,344
JNL/T.Rowe Price Established Growth Fund - Class A	338,227	6	59,839	—	27,717	286,068
JNL/T.Rowe Price Short-Term Bond Fund - Class A	248,896	—	9,021	—	(202)	241,629
JNL/T.Rowe Price Value Fund - Class A	272,348	5,013	—	—	—	252,908
JNL/WMC Focused International Equity Fund	—	23,008	—	—	—	23,436
JNL/WMC Value Fund - Class A	111,733	—	5,458	—	1,341	97,781
	$3,449,830	$182,525	$329,480	$—	$27,004	$3,210,495
JNL/S&P Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class A	$—	$154,212	$—	$—	$—	$149,438
JNL Multi-Manager Small Cap Growth Fund - Class A	61,551	12	1,127	—	232	56,210
JNL Multi-Manager Small Cap Value Fund - Class A	168,960	2,295	—	—	—	152,822
JNL/BlackRock Natural Resources Fund - Class A	74,428	—	76,740	—	(5,684)	—
JNL/BlackRock Large Cap Select Growth Fund - Class A	110,774	78,334	80	—	2	188,388
JNL/Causeway International Value Select Fund - Class A	63,509	—	2,220	—	(74)	57,632
JNL/DoubleLine Total Return Fund	170,001	1,339	227	—	18	174,967
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	343,229	3,573	25,140	—	1,732	300,461
JNL/Goldman Sachs Core Plus Bond Fund - Class A	80,393	—	30,000	—	(1,511)	51,049
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	122,703	739	25,177	—	(11,793)	83,153
JNL/Goldman Sachs Mid Cap Value Fund - Class A	171,097	—	22,902	—	1,047	133,259
JNL/Invesco Global Real Estate Fund - Class A	143,085	—	11,023	—	1,773	127,339
JNL/Invesco International Growth Fund - Class A	270,957	—	75,120	—	12,381	177,155
JNL/Invesco Large Cap Growth Fund - Class A	184,590	6,854	70,000	—	6,243	111,142
JNL/Invesco Mid Cap Value Fund - Class A	84,490	—	11,648	—	1,562	66,831
JNL/Invesco Small Cap Growth Fund - Class A	88,274	—	14,501	—	4,671	71,504
JNL/JPMorgan MidCap Growth Fund - Class A	178,948	—	31,476	—	8,270	148,010
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	192,114	—	5,601	—	435	188,948
JNL/Lazard Emerging Markets Fund - Class A	199,226	—	98,537	—	(21,763)	74,574
JNL/Morgan Stanley Mid Cap Growth Fund - Class A	66,904	—	—	—	—	60,963
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	51,434	—	—	—	41,714
JNL/Oppenheimer Global Growth Fund - Class A	132,918	5,070	—	—	—	135,402
JNL/PIMCO Real Return Fund - Class A	123,556	50	1,253	—	(340)	119,429
JNL/PIMCO Total Return Bond Fund - Class A	361,505	—	118,564	—	(5,348)	245,051
JNL/PPM America Floating Rate Income Fund - Class A	40,767	—	—	—	—	41,149
JNL/PPM America High Yield Bond Fund - Class A	270,553	—	14,850	—	(141)	245,517
JNL/PPM America Low Duration Bond Fund - Class A	224,800	10,061	—	—	—	236,210
JNL/PPM America Mid Cap Value Fund - Class A	23,808	—	—	—	—	21,234
JNL/PPM America Total Return Fund - Class A	187,682	2	3,249	—	359	183,520
JNL/Scout Unconstrained Bond Fund - Class A	123,632	82,554	—	—	—	206,335
JNL/T.Rowe Price Established Growth Fund - Class A	858,380	—	53,612	—	30,557	823,875
JNL/T.Rowe Price Short-Term Bond Fund - Class A	268,741	—	12,891	—	(40)	257,729
JNL/T.Rowe Price Value Fund - Class A	569,299	5,491	38	—	15	524,119
JNL/WMC Focused International Equity Fund	—	100,000	—	—	—	101,863
JNL/WMC Value Fund - Class A	402,511	—	—	—	5,914	354,425
	$6,363,385	$502,020	$705,976	$—	$28,517	$5,911,417
JNL/S&P Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class A	$—	$154,724	$58	$—	$(3)	$150,090
JNL Multi-Manager Small Cap Growth Fund - Class A	50,393	—	2,383	—	455	44,679
JNL Multi-Manager Small Cap Value Fund - Class A	170,862	—	13,215	—	2,899	140,448
JNL/BlackRock Natural Resources Fund - Class A	64,152	—	66,064	—	(4,733)	—
JNL/BlackRock Large Cap Select Growth Fund - Class A	259,978	52,665	111	—	15	310,043
JNL/Causeway International Value Select Fund - Class A	70,471	50,084	—	—	—	116,968

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/S&P Managed Growth Fund (continued)
JNL/DoubleLine Total Return Fund	$101,182	$—	$4,336	$—	$304	$99,090
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	36,670	—	34,216	—	2,031	—
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	77,899	7,298	24,811	—	(11,440)	50,155
JNL/Goldman Sachs Mid Cap Value Fund - Class A	156,761	—	7,649	—	605	134,155
JNL/Invesco Global Real Estate Fund - Class A	103,421	—	5,457	—	2,910	94,418
JNL/Invesco International Growth Fund - Class A	279,570	1,175	103,673	—	16,588	155,956
JNL/Invesco Large Cap Growth Fund - Class A	228,297	517	50,601	—	7,090	166,939
JNL/Invesco Mid Cap Value Fund - Class A	103,601	—	5,450	—	812	89,983
JNL/Invesco Small Cap Growth Fund - Class A	75,089	367	15,178	—	4,856	58,581
JNL/JPMorgan MidCap Growth Fund - Class A	176,226	122	22,350	—	7,859	154,188
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	43,683	—	—	—	—	44,237
JNL/Lazard Emerging Markets Fund - Class A	178,292	1,492	22,273	—	1,795	127,995
JNL/Morgan Stanley Mid Cap Growth Fund - Class A	40,383	2,293	—	—	—	38,868
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	26,858	—	—	—	22,461
JNL/Oppenheimer Global Growth Fund - Class A	215,027	1,529	276	—	5	212,762
JNL/PIMCO Real Return Fund - Class A	37,244	—	—	—	—	36,354
JNL/PIMCO Total Return Bond Fund - Class A	165,721	—	76,241	—	(714)	91,117
JNL/PPM America High Yield Bond Fund - Class A	99,130	—	3,521	—	(356)	91,781
JNL/PPM America Low Duration Bond Fund - Class A	51,260	15,609	—	—	—	67,186
JNL/PPM America Mid Cap Value Fund - Class A	13,661	—	—	—	—	12,184
JNL/PPM America Total Return Fund - Class A	85,114	3,005	1	—	—	87,649
JNL/Scout Unconstrained Bond Fund - Class A	86,677	44,715	—	—	—	131,408
JNL/T.Rowe Price Established Growth Fund - Class A	696,680	10	18,391	—	6,541	693,275
JNL/T.Rowe Price Mid-Cap Growth Fund - Class A	141,928	—	—	—	—	143,645
JNL/T.Rowe Price Short-Term Bond Fund - Class A	192,181	66	3,091	—	(50)	190,513
JNL/T.Rowe Price Value Fund - Class A	608,833	36,145	—	—	—	588,238
JNL/WMC Focused International Equity Fund	—	50,187	—	—	—	51,122
JNL/WMC Value Fund - Class A	371,190	—	20,801	—	8,046	322,271
	$4,981,576	$448,861	$500,147	$—	$45,515	$4,718,759
JNL/S&P Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class A	$—	$49,192	$—	$—	$—	$47,424
JNL Multi-Manager Small Cap Growth Fund - Class A	21,798	—	3,631	—	622	16,904
JNL Multi-Manager Small Cap Value Fund - Class A	60,540	9,963	—	—	—	63,049
JNL/BlackRock Natural Resources Fund - Class A	16,214	736	17,533	—	(888)	—
JNL/BlackRock Large Cap Select Growth Fund - Class A	103,055	15,027	2,612	—	236	114,547
JNL/Causeway International Value Select Fund - Class A	6,493	50,253	—	—	—	57,090
JNL/DoubleLine Total Return Fund	—	15,033	—	—	—	15,047
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	30,646	5,648	15,000	—	(7,483)	16,943
JNL/Goldman Sachs Mid Cap Value Fund - Class A	60,048	101	5,916	—	797	48,788
JNL/Invesco Global Real Estate Fund - Class A	34,219	1,865	1,117	—	193	33,701
JNL/Invesco International Growth Fund - Class A	128,695	8,965	75,005	—	10,173	51,547
JNL/Invesco Large Cap Growth Fund - Class A	84,827	1,043	15,867	—	2,188	65,878
JNL/Invesco Mid Cap Value Fund - Class A	26,479	7,544	—	—	—	31,058
JNL/Invesco Small Cap Growth Fund - Class A	33,874	20,381	607	—	100	52,696
JNL/JPMorgan MidCap Growth Fund - Class A	65,223	361	12,102	—	2,193	53,524
JNL/Lazard Emerging Markets Fund - Class A	65,845	2,980	20,549	—	(4,985)	37,336
JNL/Morgan Stanley Mid Cap Growth Fund - Class A	14,904	2,329	—	—	—	15,669
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	16,807	—	—	—	14,112
JNL/Oppenheimer Global Growth Fund - Class A	97,903	899	984	—	566	96,316
JNL/PIMCO Total Return Bond Fund - Class A	18,166	4	18,595	—	(216)	—
JNL/PPM America High Yield Bond Fund - Class A	31,530	2,692	79	—	(4)	32,695
JNL/PPM America Total Return Fund - Class A	33,142	653	5,864	—	47	27,794
JNL/Scout Unconstrained Bond Fund - Class A	16,411	1,054	132	—	(5)	17,335
JNL/T.Rowe Price Established Growth Fund - Class A	271,364	—	7,218	—	2,570	269,823
JNL/T.Rowe Price Mid-Cap Growth Fund - Class A	74,967	—	—	—	—	75,873
JNL/T.Rowe Price Short-Term Bond Fund - Class A	34,815	945	965	—	(17)	35,040
JNL/T.Rowe Price Value Fund - Class A	260,859	18,935	—	—	—	255,215
JNL/WMC Focused International Equity Fund	—	35,388	—	—	—	36,048
JNL/WMC Value Fund - Class A	173,184	4,437	21,948	—	8,208	141,199
	$1,765,201	$273,235	$225,724	$—	$14,295	$1,722,651

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

(1)JNL Alt 65 Fund acquired Curian Guidance — Institutional Alt 65 Fund on April 27, 2015.  The acquisition was completed by a tax free exchange of Class A shares of Funds in the Trust and Curian Variable Series Trust.  Curian Variable Series Trust was renamed Jackson Variable Series Trust effective April 27, 2015.  The following acquired fund’s cost of investments were transferred to the acquiring fund on April 27, 2015 and are not included in the table.

JNL Alt 65 Fund

JNL/AQR Futures Strategy Fund - Class A	$8,910
JNL/AQR Risk Parity Fund	3,697
JNL/BlackRock Global Long Short Credit Fund	4,625
JNL/Boston Partners Global Long Short Equity Fund - Class A	10,275
JNL/Brookfield Global Infrastructure Fund - Class A	5,496
JNL/DoubleLine Total Return Fund	2,180
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	7,034
JNL/FAMCO Flex Core Covered Call Fund	8,623
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	2,083
JNL/Invesco Global Real Estate Fund - Class A	6,379
JNL/Invesco International Growth Fund - Class A	4,100
JNL/Lazard Emerging Markets Fund - Class A	2,882
JNL/Mellon Capital International Index Fund - Class A	3,521
JNL/Mellon Capital Nasdaq 25 Fund - Class A	1,859
JNL/Mellon Capital Small Cap Index Fund - Class A	1,519
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	4,440
JNL/Neuberger Berman Strategic Income Fund - Class A	1,346
JNL/Nicholas Convertible Arbitrage Fund	7,932
JNL/PIMCO Total Return Bond Fund - Class A	2,489
JNL/PPM America Floating Rate Income Fund - Class A	674
JNL/PPM America High Yield Bond Fund - Class A	1,443
JNL/PPM America Long Short Credit Fund	8,437
JNL/PPM America Total Return Fund - Class A	2,292
JNL/Red Rocks Listed Private Equity Fund - Class A	7,379
JNL/S&P Competitive Advantage Fund - Class A	3,849
JNL/S&P Dividend Income & Growth Fund - Class A	4,936
JNL/S&P Mid 3 Fund - Class A	7,315
JNL/Scout Unconstrained Bond Fund - Class A	1,213
JNL/T.Rowe Price Value Fund - Class A	1,365
JNL/Van Eck International Gold Fund	3,105
JNL/WCM International Equity Fund	1,534
$132,932

Income Tax Matters - As of September 30, 2015, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/American Funds Blue Chip Income and Growth Fund	$1,766,654	$175,073	$(128,101)	$46,972
JNL/American Funds Global Bond Fund	494,184	5	(43,189)	(43,184)
JNL/American Funds Global Small Capitalization Fund	499,922	35,043	(36,221)	(1,178)
JNL/American Funds Growth-Income Fund	2,801,084	164,780	(250,913)	(86,133)
JNL/American Funds International Fund	992,147	15,980	(99,637)	(83,657)
JNL/American Funds New World Fund	920,723	29	(184,089)	(184,060)
JNL Institutional Alt 20 Fund	1,644,748	36,602	(81,544)	(44,942)
JNL Institutional Alt 35 Fund	2,076,195	53,310	(95,301)	(41,991)
JNL Institutional Alt 50 Fund	2,970,456	60,439	(128,811)	(68,372)
JNL Alt 65 Fund	662,035	9,473	(26,449)	(16,976)
JNL/American Funds Balanced Allocation Fund	1,122,861	13,564	(89,861)	(76,297)
JNL/American Funds Growth Allocation Fund	953,595	10,778	(97,839)	(87,061)
JNL Disciplined Moderate Fund	1,301,005	25,473	(57,388)	(31,915)
JNL Disciplined Moderate Growth Fund	1,647,595	27,521	(95,118)	(67,597)
JNL Disciplined Growth Fund	743,830	10,474	(47,969)	(37,495)
JNL/Franklin Templeton Founding Strategy Fund	1,305,227	140,267	(26,515)	113,752
JNL/Mellon Capital 10 x 10 Fund	333,839	64,744	(3,658)	61,086
JNL/Mellon Capital Index 5 Fund	634,558	106,289	(9,551)	96,738
JNL/MMRS Conservative Fund	498,711	273	(26,312)	(26,039)
JNL/MMRS Growth Fund	56,226	108	(2,700)	(2,592)
JNL/MMRS Moderate Fund	214,196	195	(10,369)	(10,174)
JNL/S&P 4 Fund	5,869,369	470,547	(265,670)	204,877
JNL/S&P Managed Conservative Fund	1,608,025	42,074	(82,271)	(40,197)
JNL/S&P Managed Moderate Fund	3,184,946	189,397	(163,848)	25,549

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/S&P Managed Moderate Growth Fund	$5,658,374	$511,908	$(258,865)	$253,043
JNL/S&P Managed Growth Fund	4,414,258	490,970	(186,469)	304,501
JNL/S&P Managed Aggressive Growth Fund	1,640,515	144,024	(61,888)	82,136

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2015

JNL/AB Dynamic Asset Allocation Fund (b)

	Shares/Par (†)	Value
PURCHASED OPTIONS - 0.1%
S&P 500 Index Call Option, Strike Price 2,050, Expiration 12/19/15, UBS	24	$26
S&P 500 Index Call Option, Strike Price 2,100, Expiration 10/16/15	900	—
Total Purchased Options (cost $48)		26

INVESTMENT COMPANIES - 34.5%
iShares Core MSCI Emerging Markets ETF (e)	4	165
iShares Core S&P 500 ETF (e)	23	4,389
iShares International Developed Real Estate ETF	24	671
SPDR S&P 500 ETF Trust (e)	2	335
Vanguard FTSE Developed Markets ETF (e)	62	2,197
Vanguard Mid-Cap ETF	14	1,634
Vanguard REIT ETF (e)	7	561
Vanguard Small-Cap ETF (e)	15	1,615
Total Investment Companies (cost $12,476)		11,567

GOVERNMENT AND AGENCY OBLIGATIONS - 5.9%
GOVERNMENT SECURITIES - 5.9%
Treasury Inflation Index Securities - 5.9%
U.S. Treasury Inflation Indexed Note
2.13%, 01/15/19 (n)	$32	34
0.13%, 04/15/19 - 07/15/22 (n)	1,186	1,176
1.88%, 07/15/19 (n)	69	74
1.38%, 01/15/20 (n)	289	304
1.25%, 07/15/20 (n)	2	2
1.13%, 01/15/21 (n)	158	164
0.63%, 07/15/21 (n)	206	209
Total Government and Agency Obligations (cost $1,991)		1,963

SHORT TERM INVESTMENTS - 58.2%
Investment Company - 26.7%
JNL Money Market Fund, 0.10% (a) (h)	8,937	8,937
Securities Lending Collateral - 21.5%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	7,208	7,208
Treasury Securities - 10.0%
U.S. Treasury Bill, 0.01%, 01/28/16	$3,350	3,350
Total Short Term Investments (cost $19,495)		19,495
Total Investments - 98.7% (cost $34,010)		33,051
Other Assets and Liabilities, Net - 1.3%		432
Total Net Assets - 100.0%		$33,483

JNL/AQR Managed Futures Strategy Fund (b)

SHORT TERM INVESTMENTS - 109.6%
Investment Companies - 50.6%
JNL Money Market Fund, 0.10% (a) (h)	115,277	$115,277
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	221,918	221,918
		337,195
Treasury Securities - 59.0%
U.S. Treasury Bill
0.01%, 10/01/15	$69,725	69,725
0.10%, 10/08/15	69,725	69,725
0.09%, 11/27/15	7,581	7,581
0.07%, 12/03/15	41,800	41,800
0.06%, 02/11/16	114,444	114,431
0.11%, 03/03/16	6,184	6,183
0.02%, 03/17/16	4,190	4,189
0.19%, 03/31/16	79,392	79,360
		392,994
Total Short Term Investments (cost $730,075)		730,189
Total Investments - 109.6% (cost $730,075)		730,189
Other Assets and Liabilities, Net - (9.6%)		(64,087)
Total Net Assets - 100.0%		$666,102

JNL/BlackRock Global Allocation Fund (b)

COMMON STOCKS - 51.2%
CONSUMER DISCRETIONARY - 5.1%
Aisin Seiki Co. Ltd.	112	$3,754
Alpine Electronics Inc.	20	220
ASKUL Corp.	1	27
Autobacs Seven Co. Ltd.	10	158
Bayerische Motoren Werke AG	25	2,219
Benesse Corp.	4	118
Bridgestone Corp.	196	6,783
Brilliance China Automotive Holdings Ltd.	872	1,037
Canon Marketing Japan Inc.	14	210
Cheng Shin Rubber Industry Co. Ltd.	634	1,042
Coach Inc.	42	1,216
Coats Group Plc (c)	214	85
Comcast Corp. - Class A	126	7,163
Compagnie Generale des Etablissements Michelin	4	348
Delphi Automotive Plc	87	6,588
Delta Topco Ltd. (f) (p) (q) (u)	2,155	468
Dena Co. Ltd. (e)	85	1,578
Denso Corp.	203	8,607
DISH Network Corp. - Class A (c)	58	3,393
Dongfeng Motor Group Co. Ltd. - Class H	505	634
Exedy Corp.	10	213
Expedia Inc.	8	995
Ford Motor Co.	613	8,316
Fuji Heavy Industries Ltd.	433	15,596
Futaba Industrial Co. Ltd. (e)	121	437
Goodyear Tire & Rubber Co. (e)	5	139
Haier Electronics Group Co. Ltd.	976	1,639
Home Depot Inc.	6	708
Honda Motor Co. Ltd.	120	3,585
Hyundai Motor Co.	37	5,165
Hyundai Wia Corp.	10	1,048
Isuzu Motors Ltd.	308	3,091
Kohl’s Corp.	10	475
Koito Manufacturing Co. Ltd.	53	1,715
Las Vegas Sands Corp.	49	1,846
Lear Corp.	10	1,038
Liberty Broadband Corp. - Class A (c)	33	1,694
Liberty Broadband Corp. - Class C (c)	88	4,487
Liberty Global Plc - Class A (c)	23	993
Liberty Media Corp. - Class A (c)	96	3,418
Liberty Media Corp. - Class C (c)	202	6,962
Lowe’s Cos. Inc.	9	653
Macy’s Inc.	10	502
Maruti Suzuki India Ltd.	43	3,082
McDonald’s Corp.	78	7,653
Michael Kors Holdings Ltd. (c)	41	1,741
MRV Engenharia e Participacoes SA	8	13

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Namco Bandai Holdings Inc.	29	668
Nike Inc. - Class B (e)	4	445
Nikon Corp. (e)	252	3,047
NOS SGPS	266	2,198
RAI Way SpA	499	2,385
Renault SA	19	1,389
Rinnai Corp.	34	2,564
RTL Group SA	4	309
Ryohin Keikaku Co. Ltd.	5	1,059
Sanrio Co. Ltd. (e)	94	2,554
Scripps Networks Interactive Inc. - Class A (e)	3	163
Sega Sammy Holdings Inc.	184	1,799
Shimamura Co. Ltd. (e)	4	442
Stanley Electric Co. Ltd.	16	319
Starbucks Corp.	4	245
Suzuki Motor Corp.	176	5,424
Target Corp.	25	1,992
Tiffany & Co.	21	1,620
Toyota Industries Corp.	192	9,114
Toyota Motor Corp.	159	9,280
TV Asahi Holdings Corp.	14	216
Volkswagen AG	1	141
Whirlpool Corp.	15	2,211
Wyndham Worldwide Corp.	9	640
Yamada Denki Co. Ltd. (e)	732	2,949
Yamaha Corp.	40	875
Yulon Motor Co. Ltd.	782	702
Zhongsheng Group Holdings Ltd. (e)	1,049	428
		178,030
CONSUMER STAPLES - 3.6%
Ajinomoto Co. Inc.	36	759
Altria Group Inc.	9	465
Anheuser-Busch InBev NV	22	2,309
Archer-Daniels-Midland Co.	22	915
Asahi Breweries Ltd.	60	1,937
Blue Buffalo Pet Products Inc. (c)	20	352
Boulder Brands Inc. (c) (e)	40	329
British American Tobacco Plc	6	324
Chaoda Modern Agriculture Holdings Ltd. (c) (q)	604	19
Coca-Cola Co.	302	12,134
Coca-Cola Enterprises Inc.	7	317
Colgate-Palmolive Co.	74	4,699
Constellation Brands Inc. - Class A	9	1,089
Costco Wholesale Corp.	2	274
CVS Health Corp.	15	1,417
Danone SA	24	1,486
Diageo Plc	8	216
Diageo Plc - ADR	39	4,251
Edgewell Personal Care Co.	31	2,500
FamilyMart Co. Ltd.	50	2,261
General Mills Inc.	3	147
Imperial Tobacco Group Plc	3	157
Japan Tobacco Inc.	58	1,796
Kimberly-Clark Corp.	34	3,732
Kraft Heinz Foods Co.	3	187
Kroger Co.	35	1,255
L’Oreal SA	1	130
Molson Coors Brewing Co. - Class B	38	3,192
Mondelez International Inc. - Class A	7	305
Nestle SA	189	14,219
PepsiCo Inc.	26	2,491
Philip Morris International Inc.	117	9,250
Procter & Gamble Co.	306	21,978
Reynolds American Inc.	4	164
SABMiller Plc	279	15,783
Seven & I Holdings Co. Ltd.	24	1,100
SLC Agricola SA	131	588
Suntory Beverage & Food Ltd.	29	1,114
The Fresh Market Inc. (c) (e)	9	208
Unilever NV - CVA	43	1,717
Wal-Mart Stores Inc.	151	9,771
Wesfarmers Ltd.	4	97
		127,434
ENERGY - 4.5%
Anadarko Petroleum Corp.	253	15,288
Apache Corp.	72	2,810
Athabasca Oil Corp. (c) (e)	532	506
Baker Hughes Inc.	5	285
BG Group Plc	31	451
BP Plc	167	850
Cameco Corp.	281	3,422
Cameron International Corp. (c)	6	380
Cenovus Energy Inc.	423	6,414
Chevron Corp.	30	2,337
Coal India Ltd.	284	1,419
CONSOL Energy Inc. (e)	526	5,155
Enbridge Inc.	8	285
ENI SpA (e)	23	360
EOG Resources Inc.	43	3,122
EQT Corp. (e)	85	5,499
Exxon Mobil Corp.	53	3,959
Halliburton Co.	11	380
Helmerich & Payne Inc. (e)	8	360
INPEX Corp.	632	5,649
JX Holdings Inc.	258	933
KazMunaiGas Exploration Production JSC - GDR	132	793
Kinder Morgan Inc.	22	596
Lundin Petroleum AB (c) (e)	143	1,851
Marathon Petroleum Corp.	496	22,957
Occidental Petroleum Corp.	10	650
Ocean Rig UDW Inc.	89	190
Oceaneering International Inc.	178	7,004
Oil & Natural Gas Corp. Ltd.	721	2,524
Ophir Energy Plc (c)	1,308	1,782
Petroleo Brasileiro SA - Petrobras - ADR (c) (e)	333	1,447
Pioneer Natural Resources Co.	111	13,477
Reliance Industries Ltd.	371	4,886
Royal Dutch Shell Plc - Class A	36	853
Royal Dutch Shell Plc - Class B	23	532
SBM Offshore NV (c) (e)	804	10,205
Schlumberger Ltd.	88	6,079
StatoilHydro ASA	701	10,225
Suncor Energy Inc.	13	358
Suncor Energy Inc.	20	526
Total SA	114	5,122
Total SA - ADR	11	475
TransCanada Corp. (e)	5	159
Valero Energy Corp.	23	1,384
Whiting Petroleum Corp. (c)	349	5,333
Williams Cos. Inc.	9	314
		159,586
FINANCIALS - 9.7%
ACE Ltd.	5	542
AIA Group Ltd.	591	3,073
Allstate Corp.	72	4,195
American International Group Inc. (o)	121	6,902
Ameriprise Financial Inc.	6	643
AXA SA	228	5,526
Axis Capital Holdings Ltd.	14	754
Banco Popolare SC (c)	16	240
Banco Santander SA	305	1,621

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Bank of America Corp.	1,001	15,588
Bank of New York Mellon Corp.	69	2,682
Bank of Yokohama Ltd.	114	693
Barclays Plc	338	1,249
Berkshire Hathaway Inc. - Class A (c)	—	7,419
Berkshire Hathaway Inc. - Class B (c)	78	10,129
BHF Kleinwort Benson Group (c)	131	783
BHF Kleinwort Benson Group - ADR (c)	5	31
BNP Paribas	62	3,672
BR Malls Participacoes SA	147	390
Brookfield Asset Management Inc. - Class A	69	2,177
Capital One Financial Corp.	10	740
CapitaLand Ltd.	3,741	7,064
Charles Schwab Corp.	122	3,473
China Bank Ltd.	97	689
China Resources Land Ltd.	1,512	3,570
Chubb Corp.	97	11,925
Citigroup Inc.	227	11,278
Citizens Financial Group Inc.	14	330
CME Group Inc.	35	3,214
CNA Financial Corp.	15	533
Credit Suisse Group AG	82	1,973
Crown Castle International Corp.	50	3,911
Cyrela Brazil Realty SA	140	295
Daikyo Inc.	192	325
Daito Trust Construction Co. Ltd.	23	2,317
Deutsche Bank AG	117	3,169
Discover Financial Services	13	676
Equity Residential	48	3,617
Fibra Uno Administracion SA de CV	2,482	5,126
Fifth Third Bancorp (e)	18	338
Global Logistic Properties Ltd.	5,452	7,838
Goldman Sachs Group Inc.	23	4,018
Hartford Financial Services Group Inc. (e)	46	2,112
HSBC Holdings Plc	2,274	17,157
ING Groep NV - CVA	285	4,030
Intesa Sanpaolo SpA	1,780	6,289
JPMorgan Chase & Co.	330	20,126
Legal & General Group Plc	666	2,402
Lincoln National Corp.	24	1,127
Lloyds Banking Group Plc	1,409	1,604
Marsh & McLennan Cos. Inc.	78	4,065
MetLife Inc.	73	3,430
Mitsubishi Estate Co. Ltd.	282	5,761
Mitsubishi UFJ Financial Group Inc.	863	5,213
Mizuho Financial Group Inc.	1,281	2,396
Morgan Stanley	131	4,137
MS&AD Insurance Group Holdings	36	971
Nomura Holdings Inc.	463	2,689
ProLogis Inc.	152	5,903
Prudential Financial Inc.	30	2,265
Regions Financial Corp. (e)	269	2,424
Reinsurance Group of America Inc. (e)	8	736
Shizuoka Bank Ltd.	65	652
Simon Property Group Inc.	30	5,435
Societe Generale SA	78	3,483
Sompo Japan Nipponkoa Holdings	20	590
Sony Financial Holdings Inc.	201	3,294
St. Joe Co. (c) (e)	301	5,767
Standard Chartered Plc	103	997
Sumitomo Mitsui Financial Group Inc.	125	4,733
Sun Hung Kai Properties Ltd.	698	9,099
SunTrust Banks Inc.	45	1,716
Svenska Handelsbanken AB - Class A	163	2,337
Tokio Marine Holdings Inc.	76	2,847
Toronto-Dominion Bank	124	4,876
Travelers Cos. Inc.	18	1,783
U.S. Bancorp (e)	141	5,783
UBS Group AG	353	6,534
Unibail-Rodamco SE	10	2,667
UniCredit SpA	281	1,753
Unione di Banche Italiane SCPA	38	271
Unum Group	105	3,370
Vonovia SE	53	1,702
Wells Fargo & Co.	344	17,682
Wharf Holdings Ltd.	1,308	7,380
XL Group Plc	91	3,316
Zurich Financial Services AG	6	1,498
		339,130
HEALTH CARE - 7.9%
Abbott Laboratories	84	3,388
AbbVie Inc.	209	11,351
Acadia HealthCare Co. Inc. (c)	27	1,780
Aetna Inc.	96	10,552
Al Noor Hospitals Group Plc	159	2,012
Alexion Pharmaceuticals Inc. (c)	27	4,263
Alkermes Plc (c) (e)	18	1,049
Allergan Plc (c)	41	11,070
AmerisourceBergen Corp.	9	826
Amgen Inc.	36	4,944
Anthem Inc.	9	1,193
Astellas Pharma Inc.	149	1,923
AstraZeneca Plc	140	8,855
AstraZeneca Plc - ADR	52	1,651
Bangkok Dusit Medical Services PCL	4,365	2,229
Baxalta Inc.	4	114
Baxter International Inc.	20	654
Bayer AG	39	4,941
Becton Dickinson & Co.	4	532
Biogen Inc. (c)	27	7,788
Bristol-Myers Squibb Co.	156	9,251
Brookdale Senior Living Inc. (c)	81	1,860
Bumrungrad Hospital PCL	315	1,875
Cardinal Health Inc.	48	3,693
Catalent Inc. (c)	159	3,870
Celgene Corp. (c)	25	2,677
CIGNA Corp.	2	236
CR Bard Inc.	2	301
DaVita HealthCare Partners Inc. (c)	26	1,857
Eisai Co. Ltd. (e)	23	1,339
Eli Lilly & Co.	91	7,620
Express Scripts Holding Co. (c)	3	236
Gilead Sciences Inc.	58	5,702
GlaxoSmithKline Plc	28	541
HCA Holdings Inc. (c)	79	6,144
Healthscope Ltd.	1,754	3,152
Hoya Corp.	56	1,844
HTG Molecular Diagnostics Inc. (c) (e)	25	188
Humana Inc.	64	11,536
IHH Healthcare Bhd	2,612	3,546
Integrated Diagnostics Holdings Plc (c)	123	771
Invitae Corp. (c) (e)	143	1,032
Johnson & Johnson	159	14,842
Life Healthcare Group Holdings Ltd.	375	964
McKesson Corp.	33	6,130
Medipal Holdings Corp.	7	106
Medtronic Plc	9	620
Merck & Co. Inc.	19	921
Mesoblast Ltd. (c) (e)	292	652
Mylan NV (c)	243	9,764
NMC Health Plc	270	3,406
Novartis AG	68	6,217
Novo Nordisk A/S	10	552
Otsuka Holdings Co. Ltd.	60	1,919
Perrigo Co. Plc	1	145

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Pfizer Inc.	231	7,251
Raffles Medical Group Ltd.	372	1,182
Regeneron Pharmaceuticals Inc. (c)	3	1,195
Roche Holding AG	30	8,081
Sanofi SA	99	9,436
Sawai Pharmaceutical Co. Ltd.	11	611
Ship Healthcare Holdings Inc.	51	1,100
Shire Plc	93	6,384
Siloam International Hospitals Tbk PT	1,800	1,522
Sino Biopharmaceutical	1,316	1,630
Spire Healthcare Group Plc	1,099	5,990
Stryker Corp.	8	797
Takeda Pharmaceutical Co. Ltd.	4	167
Tenet Healthcare Corp. (c) (e)	94	3,476
TESARO Inc. (c)	21	845
Teva Pharmaceutical Industries Ltd. - ADR	173	9,744
Thermo Fisher Scientific Inc. (e)	43	5,297
Ultragenyx Pharmaceutical Inc. (c)	8	798
UnitedHealth Group Inc.	12	1,397
Valeant Pharmaceuticals International Inc. (c)	19	3,340
Veeva Systems Inc. - Class A (c) (e)	225	5,268
Vertex Pharmaceuticals Inc. (c)	24	2,491
Walgreens Boots Alliance Inc.	4	314
Zoetis Inc. - Class A	57	2,335
		277,275
INDUSTRIALS - 6.0%
3M Co.	5	666
Airbus Group NV	120	7,092
Beijing Enterprises Holdings Ltd.	692	4,168
Boeing Co.	5	610
Canadian National Railway Co.	34	1,913
CAR Inc. (c) (e)	1,034	1,497
Caterpillar Inc.	24	1,543
Chiyoda Corp.	25	171
Cintas Corp.	10	827
Colfax Corp. (c) (e)	138	4,136
COMSYS Holdings Corp.	9	105
CSX Corp.	96	2,578
Daikin Industries Ltd.	65	3,662
Dassault Aviation SA	3	3,982
Deutsche Post AG	57	1,585
Dover Corp. (e)	9	512
East Japan Railway Co.	102	8,553
Eaton Corp. Plc	153	7,846
Ei Towers SpA	90	5,509
Emerson Electric Co.	88	3,882
Fanuc Ltd.	17	2,677
FedEx Corp.	84	12,109
General Dynamics Corp.	7	921
General Electric Co.	481	12,128
GS Yuasa Corp. (e)	389	1,468
Haitian International Holdings Ltd.	775	1,278
IHI Corp.	464	1,192
Ingersoll-Rand Plc	13	683
Japan Airlines Co. Ltd.	276	9,763
JGC Corp.	86	1,141
Kamigumi Co. Ltd.	29	238
Kansas City Southern	32	2,920
Keppel Corp. Ltd. (e)	1,007	4,814
Kinden Corp.	32	403
Komatsu Ltd.	127	1,867
Koninklijke Philips Electronics NV	101	2,375
Kubota Corp.	147	2,022
Mabuchi Motor Co. Ltd.	15	656
Maeda Road Construction Co. Ltd.	15	263
Mitsubishi Corp.	274	4,490
Mitsubishi Electric Corp.	664	6,083
Mitsubishi Heavy Industries Ltd.	798	3,569
Mitsui & Co. Ltd.	419	4,714
Nabtesco Corp.	38	692
Nippo Corp.	6	102
Nippon Express Co. Ltd.	167	798
Northrop Grumman Systems Corp.	6	975
Okumura Corp.	384	2,049
PACCAR Inc.	54	2,815
Parker Hannifin Corp. (e)	5	474
Raytheon Co.	7	769
Rockwell Automation Inc.	8	823
Safran SA	123	9,227
Schneider Electric SA	34	1,917
Secom Co. Ltd.	8	499
Seino Holdings Corp.	44	462
SHO-BOND Holdings Co. Ltd.	1	53
SMC Corp.	5	1,139
Sohgo Security Services Co. Ltd. (e)	22	991
Sumitomo Corp.	311	3,008
Sumitomo Electric Industries Ltd.	203	2,597
THK Co. Ltd.	16	258
Toda Corp.	437	1,934
Toyota Tsusho Corp.	59	1,235
Tyco International Plc	184	6,172
Ubisoft Entertainment SA (c)	156	3,160
Union Pacific Corp.	56	4,982
United Continental Holdings Inc. (c)	94	5,002
United Parcel Service Inc. - Class B	72	7,060
United Rentals Inc. (c) (e)	28	1,697
United Technologies Corp.	79	7,039
WABCO Holdings Inc. (c) (e)	43	4,487
		211,027
INFORMATION TECHNOLOGY - 7.2%
Accenture Plc - Class A	14	1,376
Activision Blizzard Inc. (e)	216	6,672
Adobe Systems Inc. (c)	14	1,180
Alcatel-Lucent (c)	95	350
Alibaba Group Holding Ltd. - ADR (c) (e)	88	5,160
Alliance Data Systems Corp. (c)	2	641
Amdocs Ltd.	14	819
Apple Inc.	195	21,507
Applied Materials Inc.	9	136
Atos SE	40	3,069
Automatic Data Processing Inc. (e)	4	294
Avago Technologies Ltd.	2	240
Broadcom Corp. - Class A	4	213
Check Point Software Technologies Ltd. (c) (e)	10	765
Cisco Systems Inc.	476	12,498
Cognizant Technology Solutions Corp. - Class A (c)	5	290
Computer Sciences Corp.	13	813
Corning Inc.	10	167
Delta Electronics Inc.	147	693
eBay Inc. (c)	83	2,020
Electronic Arts Inc. (c)	14	918
EMC Corp.	15	374
Facebook Inc. - Class A (c) (e)	88	7,906
Fidelity National Information Services Inc.	14	944
FitBit Inc. - Class A (c) (e)	32	1,199
GoDaddy Inc. - Class A (c) (e)	53	1,332
Google Inc. - Class A (c)	13	8,596
Google Inc. - Class C (c)	38	23,355
Gree Inc.	346	1,548
GungHo Online Entertainment Inc. (e)	424	1,259
Harris Corp.	9	644
Hewlett-Packard Co.	178	4,549
Hitachi High-Technologies Corp.	22	483

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Hitachi Kokusai Electric Inc.	16	169
Hitachi Ltd.	604	3,046
Hon Hai Precision Industry Co. Ltd.	74	192
Intel Corp.	154	4,649
International Business Machines Corp.	37	5,405
Intuit Inc.	10	922
Keyence Corp.	2	1,027
King Digital Entertainment Plc (e)	357	4,838
KLA-Tencor Corp.	27	1,342
Kyocera Corp.	73	3,321
Lenovo Group Ltd.	182	154
Lookout Inc. (c) (f) (p) (q)	21	242
MasterCard Inc. - Class A (e)	77	6,956
Micron Technology Inc. (c)	209	3,127
Microsoft Corp.	289	12,792
Mobileye NV (c) (e)	227	10,338
Murata Manufacturing Co. Ltd.	10	1,343
NEC Corp.	1,079	3,322
Nexon Co. Ltd.	43	571
Nintendo Co. Ltd.	33	5,562
NS Solutions Corp.	2	72
Nuance Communications Inc. (c)	116	1,904
Omron Corp.	31	927
Oracle Corp.	258	9,335
PayPal Holdings Inc. (c) (e)	35	1,079
QUALCOMM Inc.	132	7,066
Rohm Co. Ltd.	104	4,638
Salesforce.com Inc. (c)	4	310
Samsung Electronics Co. Ltd.	4	3,424
Samsung SDI Co.	7	668
SanDisk Corp.	11	600
SAP AG	5	320
Sina Corp. (c) (e)	63	2,530
SK Hynix Inc.	85	2,412
Sumco Corp.	179	1,608
Sumisho Computer Systems Corp.	4	135
Taiwan Semiconductor Manufacturing Co. Ltd.	860	3,447
TE Connectivity Ltd.	3	185
Telefonaktiebolaget LM Ericsson - Class B	16	162
Texas Instruments Inc.	38	1,880
Trend Micro Inc.	29	1,007
Twitter Inc. (c) (e)	298	8,016
VeriSign Inc. (c) (e)	12	823
Visa Inc. - Class A	153	10,651
Western Digital Corp.	8	608
Worldline SA (c)	138	3,550
Yahoo! Inc. (c)	58	1,666
Yahoo! Japan Corp.	351	1,337
		251,688
MATERIALS - 3.2%
Air Liquide	9	1,039
Air Products & Chemicals Inc.	7	864
Akzo Nobel NV	117	7,604
Antofagasta Plc	969	7,340
Asahi Kasei Corp.	384	2,709
Axalta Coating Systems Ltd. (c)	90	2,291
Barrick Gold Corp.	536	3,406
BASF SE	33	2,523
Boliden AB	72	1,122
CF Industries Holdings Inc.	13	567
Constellium NV - Class A (c)	251	1,519
Ecolab Inc.	10	1,044
Eldorado Gold Corp.	419	1,345
First Quantum Minerals Ltd. (e)	1,076	3,944
FMC Corp.	67	2,268
Freeport-McMoran Inc. - Class B	218	2,116
Gerdau SA - ADR	536	735
Glencore Plc	2,286	3,173
Goldcorp Inc.	360	4,501
Hitachi Chemical Co. Ltd.	159	2,188
International Paper Co.	14	547
JSR Corp. (e)	176	2,531
Kuraray Co. Ltd.	173	2,160
Linde AG	9	1,474
LyondellBasell Industries NV - Class A	30	2,516
Monsanto Co.	17	1,458
Nippon Steel Corp.	110	2,005
Nitto Denko Corp.	110	6,606
Platinum Group Metals Ltd. (c)	1,562	351
Platinum Group Metals Ltd. (c)	956	220
PPG Industries Inc.	10	854
Praxair Inc.	10	1,045
Rio Tinto Plc	231	7,743
Shin-Etsu Chemical Co. Ltd.	144	7,405
Southern Copper Corp. (e)	287	7,662
Syngenta AG	19	6,105
Tahoe Resources Inc.	341	2,637
Teck Resources Ltd. (e)	195	932
Ube Industries Ltd.	1,266	2,206
Univar Inc. (c)	147	2,675
WestRock Co.	32	1,630
Yamato Kogyo Co. Ltd.	2	38
		113,098
TELECOMMUNICATION SERVICES - 2.2%
America Movil SAB de CV - Class L	1,716	1,426
America Movil SAB de CV - ADR - Class L (e)	139	2,296
AT&T Inc.	369	12,019
Axiata Group Bhd	1,437	1,898
BT Group Plc	532	3,388
Cellnex Telecom SAU (c)	347	5,918
Deutsche Telekom AG	222	3,945
Far EasTone Telecommunications Co. Ltd.	488	1,053
KDDI Corp.	161	3,603
Nippon Telegraph & Telephone Corp.	103	3,632
Orange SA	97	1,463
Singapore Telecommunications Ltd.	1,352	3,421
TDC A/S	60	307
Telecom Italia SpA (c)	279	343
Telekom Malaysia Bhd	645	981
Verizon Communications Inc.	459	19,987
Vodafone Group Plc	1,600	5,047
Vodafone Group Plc - ADR	207	6,556
		77,283
UTILITIES - 1.8%
AES Corp. (e)	192	1,879
American Electric Power Co. Inc.	84	4,766
American Water Works Co. Inc.	74	4,068
Calpine Corp. (c)	202	2,947
Chubu Electric Power Co. Inc.	242	3,565
Dominion Resources Inc.	79	5,577
Electric Power Development Co. Ltd.	36	1,087
Enel SpA	622	2,773
GDF Suez	152	2,455
Iberdrola SA	105	697
Kansai Electric Power Co. Inc. (c)	35	389
Kyushu Electric Power Co. Inc. (c)	118	1,287
National Grid Plc	281	3,907
NextEra Energy Inc.	63	6,192
NextEra Energy Partners LP	93	2,037
NRG Energy Inc.	152	2,252
NRG Yield Inc. - Class A (e)	25	276
NRG Yield Inc. - Class C (e)	25	287
Sempra Energy	69	6,645

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
TerraForm Power Inc. - Class A (e)	80	1,143
Tokyo Electric Power Co. Inc. (c)	60	402
Tokyo Gas Co. Ltd.	1,536	7,430
		62,061
Total Common Stocks (cost $1,959,809)		1,796,612

TRUST PREFERREDS - 0.4%
FINANCIALS - 0.4%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	124	3,198
GMAC Capital Trust I, 8.13%, (callable at 25 beginning 02/15/16)	166	4,242
RBS Capital Funding Trust V, 5.90%, (callable at 25 beginning 11/12/15) (e) (m)	97	2,375
RBS Capital Funding Trust VII - Series G, 6.08%, (callable at 25 beginning 11/12/15) (e) (m)	123	3,006
Total Trust Preferreds (cost $12,561)		12,821

PREFERRED STOCKS - 2.3%
CONSUMER DISCRETIONARY - 0.0%
Volkswagen AG (e)	9	965

CONSUMER STAPLES - 0.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	52	650

FINANCIALS - 0.5%
American Tower Corp., 5.25%, 05/15/17	15	1,481
Crown Castle International Corp., 4.50%, 11/01/16 (v)	39	3,993
Federal National Mortgage Association - Series S, 8.25%, (callable at 25 beginning 12/31/15) (c) (d) (e) (m)	141	686
Forestar Group Inc., 6.00%, 12/15/16	70	1,229
HSBC Holdings Plc, 8.00%, (callable at 25 beginning 12/15/15) (m)	70	1,792
Itau Unibanco Holding SA	—	—
Royal Bank of Scotland Group Plc - ADR - Series T, 7.25%, (callable at 25 beginning 11/20/15) (e) (m)	67	1,683
U.S. Bancorp - Series G, 6.00%, (callable at 25 beginning 04/15/17) (e) (m)	33	874
U.S. Bancorp, 6.50%, (callable at 25 beginning 01/15/22) (m)	63	1,816
Wells Fargo & Co. - Series L, 7.50% (m) (v)	1	1,537
Welltower Inc., 6.50% (m) (v)	61	3,687
		18,778
HEALTH CARE - 0.5%
Allergan Plc, 5.50%, 03/01/18 (e) (v)	10	9,631
Anthem Inc., 5.25%, 05/01/18	89	4,319
Grand Rounds Inc. - Series C (c) (f) (p) (q)	639	1,826
		15,776
INDUSTRIALS - 0.0%
Stanley Black & Decker Inc., 6.25%, 11/17/16 (e)	10	1,056

INFORMATION TECHNOLOGY - 1.2%
Domo Inc. (c) (f) (p) (q)	654	5,517
Dropbox Inc. - Series C (c) (f) (p) (q)	408	7,558
Lookout Inc. - Series F (c) (f) (p) (q)	284	3,310
Palantir Technologies Inc. (c) (f) (p) (q)	512	5,832
Samsung Electronics Co. Ltd.	9	7,305
Uber Technologies Inc. (c) (f) (p) (q)	303	11,527
		41,049
MATERIALS - 0.0%
Cliffs Natural Resources Inc. - Class A, 7.00%, 02/01/16	51	121

TELECOMMUNICATION SERVICES - 0.0%
Telecom Italia SpA	162	166

UTILITIES - 0.1%
Dominion Resources Inc. - Class A, 6.38%, 07/01/17	35	1,712
Total Preferred Stocks (cost $76,833)		80,273

WARRANTS - 0.0%
TFS Corp. Ltd. (c) (f)	105	41
TFS Corp. Ltd. (c) (f) (p)	370	146
Total Warrants (cost $0)		187

PURCHASED OPTIONS - 0.5%
Abbott Laboratories Call Option, Strike Price 49, Expiration 01/15/16, CGM	172,900	30
Activision Blizzard Inc. Call Option, Strike Price 19, Expiration 01/15/16, DUB	180,301	2,170
Amazon Inc. Call Option, Strike Price 490, Expiration 10/16/15	7	21
Bank of America Corp. Call Option, Strike Price 16.50, Expiration 01/15/16, GSC	480,400	273
Bank of New York Mellon Corp. Call Option, Strike Price 46, Expiration 05/20/16, DUB	268,552	228
Baxter International Inc. Call Option, Strike Price 72.75, Expiration 03/18/16	70,526	150
Call Swaption, 3-Month LIBOR versus 1.45% fixed, Expiration 11/24/15, GSC	225,740,000	1,293
Call Swaption, 3-Month LIBOR versus 2.00% fixed, Expiration 11/20/15, GSC	112,890,000	1,015
Citigroup Inc. Call Option, Strike Price 50.50, Expiration 01/15/16, GSC	223,100	575
Delta Air Lines Inc. Call Option, Strike Price 47.50, Expiration 12/18/15, MSC	9,681	17
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,426.55, Expiration 09/21/18, DUB	1,006	182
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,450, Expiration 03/17/17, MSC	2,213	327
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,500, Expiration 03/16/18, GSI	1,895	318
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,500, Expiration 06/16/17, CIT	2,067	251
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,500, Expiration 12/15/17, BBP	2,176	380
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,600, Expiration 06/15/18, UBS	922	117
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,600, Expiration 09/15/17, BOA	2,127	244
Freeport-McMoran Inc. Call Option, Strike Price 12, Expiration 11/20/15, DUB	202,831	73
General Electric Co. Call Option, Strike Price 28.50, Expiration 01/15/16, DUB	352,630	49
Gentex Corp. Put Option, Strike Price 15, Expiration 03/18/16, MSC	73,432	72
Gentex Corp. Put Option, Strike Price 15, Expiration 03/18/16, UBS	18,753	18
Gilead Sciences Call Option, Strike Price 95, Expiration 01/15/16, CIT	33,800	301
Gilead Sciences Call Option, Strike Price 99, Expiration 05/20/16, DUB	37,322	383
Goldman Sachs Group Inc. Call Option, Strike Price 220, Expiration 05/20/16, DUB	64,500	82

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Goodyear Tire & Rubber Co. Call Option, Strike Price 31, Expiration 10/16/15	85	2
IBM Corp. Call Option, Strike Price 182, Expiration 01/15/16, BBP	33,046	5
IBM Corp. Call Option, Strike Price 182, Expiration 01/15/16, DUB	33,046	5
Ibovespa Index Put Option, Strike Price BRL 46,600, Expiration 02/17/16, BNP	193	101
Ibovespa Index Put Option, Strike Price BRL 47,000, Expiration 02/17/16, MSC	223	127
Ibovespa Index Put Option, Strike Price BRL 49,122, Expiration 08/17/16, BOA	199	172
Ibovespa Index Put Option, Strike Price BRL 51,369.43, Expiration 08/17/16, BOA	462	520
Ibovespa Index Put Option, Strike Price BRL 51,370, Expiration 08/17/16, GSC	155	174
Ingersoll-Rand Plc Call Option, Strike Price 63.50, Expiration 01/15/16, MSC	60,848	14
Japanese Yen versus USD Call Option, Strike Price JPY 123, Expiration 11/25/15, CSI	3,701,387	24
Japanese Yen versus USD Call Option, Strike Price JPY 123, Expiration 11/25/15, CSI	3,701,387	24
Japanese Yen versus USD Call Option, Strike Price JPY 125, Expiration 11/03/15, CSI	3,701,387	6
Japanese Yen versus USD Call Option, Strike Price JPY 125, Expiration 11/03/15, CSI	3,701,387	6
Japanese Yen versus USD Call Option, Strike Price JPY 125, Expiration 11/03/15, DUB	3,701,387	6
Japanese Yen versus USD Call Option, Strike Price JPY 125, Expiration 11/03/15, DUB	3,693,427	6
Japanese Yen versus USD Call Option, Strike Price JPY 125, Expiration 11/03/15, DUB	3,701,387	6
Japanese Yen versus USD Call Option, Strike Price JPY 125, Expiration 11/19/15, CSI	3,701,387	11
Japanese Yen versus USD Call Option, Strike Price JPY 125, Expiration 11/19/15, CSI	3,701,387	11
Johnson & Johnson Call Option, Strike Price 103, Expiration 04/15/16, GSC	354,828	616
JPMorgan Chase & Co. Call Option, Strike Price 59, Expiration 01/15/16, GSC	171,700	739
KeyCorp Call Option, Strike Price 15.75, Expiration 05/20/16, DUB	358,069	150
Maxis Nikkei 225, Call Option, Strike Price JPY 21,968, Expiration 03/09/18, GSC	74,251	343
Merck & Co., Inc. Call Option, Strike Price 59, Expiration 01/15/16, GSC	347,148	81
MetLife Inc. Call Option, Strike Price 57.50, Expiration 01/15/16, GSI	267,244	40
Morgan Stanley Call Option, Strike Price 40.75, Expiration 05/20/16, DUB	268,552	76
Morgan Stanley Japan Custom Index Call Option, Strike Price JPY 131.28, Expiration 12/11/15, MSC ‡	5,959,595	403
Morgan Stanley Japan Custom Index Call Option, Strike Price JPY 139.99, Expiration 12/11/15, MSC ‡	1,538,635	163
Pfizer Inc. Call Option, Strike Price 33, Expiration 01/15/16, CIT	668,300	660
Prudential Financial Inc. Call Option, Strike Price 90, Expiration 01/15/16, CIT	207,438	81
Put Swaption, 6-Month Japanese Yen LIBOR versus 1.07% fixed, Expiration 04/04/18, DUB	489,328,000	15
Put Swaption, 6-Month Japanese Yen LIBOR versus 1.25% fixed, Expiration 07/29/16, DUB	865,360,000	18
Put Swaption, 6-Month Japanese Yen LIBOR versus 1.35% fixed, Expiration 01/25/16, GSI	1,283,894,000	1
Put Swaption, 6-Month Japanese Yen LIBOR versus 1.35% fixed, Expiration 01/25/16, GSI	609,700,000	1
Russell 2000 Put Option, Strike Price 1,215, Expiration 08/21/15, BOA	26,759	1,031
S&P 500 Index Call Option, Strike Price 2,025, Expiration 10/30/15, MSC	8,923	45
S&P 500 Index Call Option, Strike Price 2,100, Expiration 09/30/15/ BNP	8,334	—
S&P 500 Index Put Option, Strike Price 1,920, Expiration 10/16/15, CSI	18,599	673
S&P 500 Index Put Option, Strike Price 1,925, Expiration 10/16/15, BNP	8,768	340
Salesforce.com Inc. Call Option, Strike Price 70, Expiration 12/18/15	30	12
Salesforce.com Inc. Call Option, Strike Price 72.50, Expiration 12/18/15	45	14
SPDR Gold Trust ETF, Call Option, Strike Price 110, Expiration 12/31/15	1,971	471
SPDR Gold Trust ETF, Call Option, Strike Price 111, Expiration 01/15/16	1,409	338
SPDR Gold Trust ETF, Call Option, Strike Price 113, Expiration 03/18/16	1,042	312
SPDR Gold Trust ETF, Call Option, Strike Price 114, Expiration 03/18/16	1,795	506
Stoxx Europe 600 Index Call Option, Strike Price EUR 355.61, Expiration 03/18/17, CSI	18,174	521
Stoxx Europe 600 Index Call Option, Strike Price EUR 372.06, Expiration 09/15/17, JPM	13,724	307
Stoxx Europe 600 Index Call Option, Strike Price EUR 400, Expiration 12/16/16, CSI	39,223	422
Stoxx Europe 600 Index Call Option, Strike Price EUR 415, Expiration 09/16/16, JPM	23,678	130
SunTrust Banks Inc. Call Option, Strike Price 45.50, Expiration 05/20/16, DUB	268,600	247
Taiwan Stock Exchange Index Call Option, Strike Price TWD 9,000.77, Expiration 09/21/16, CIT	29,600	148
Taiwan Stock Exchange Index Call Option, Strike Price TWD 9,483.13, Expiration 09/21/16, CGM	27,399	75
Taiwan Stock Exchange Index Call Option, Strike Price TWD 9,677, Expiration 12/21/16, GSC	28,000	90
Teva Pharmaceutical Industries Ltd. Call Option, Strike Price 63.50, Expiration 05/20/16, DUB	71,400	164
The Goldman Sachs Group, Inc. Call Option, Strike Price 220, Expiration 01/15/16, DUB	24,800	5
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,675, Expiration 12/11/15, BOA	1,235,046	20
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,675, Expiration 06/10/16, CIT	1,130,236	102
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,675, Expiration 06/10/16, MSC	600,500	54
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,685, Expiration 12/11/15, CGM	1,229,468	18
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,690, Expiration 03/11/16, CGM	1,834,453	101
United Continental Holdings Inc. Call Option, Strike Price 61.50, Expiration 12/18/15, MSC	4,468	5
Wells Fargo & Co. Call Option, Strike Price 59, Expiration 05/20/16, DUB	268,552	213

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Wells Fargo & Co. Call Option, Strike Price 60, Expiration 01/15/16, GSI	82,500	15
Total Purchased Options (cost $36,318)		19,555

INVESTMENT COMPANIES - 1.0%
ETFS Gold Trust	16	1,707
ETFS Physical Palladium Trust	26	1,611
ETFS Platinum Trust	22	1,897
iShares Gold Trust Fund (a)	740	7,980
SPDR Gold Trust	196	20,926
Total Investment Companies (cost $41,777)		34,121

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Logistics UK 2015 Plc, 4.18%, 08/20/2018 (i) (p) (q)	$2,100	3,177
Total Non-U.S. Government Agency Asset- Backed Securities (cost $3,148)		3,177

CORPORATE BONDS AND NOTES - 8.4%
CONSUMER DISCRETIONARY - 0.2%
Cablevision Systems Corp., 5.88%, 09/15/22	1,103	836
Delta Topco Ltd., 10.00%, 11/24/16 (f) (p) (q) (y)	1,988	1,988
General Motors Financial Co. Inc., 3.50%, 07/10/19	2,777	2,806
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	1,000	1,056
Unitymedia Hessen GmbH & Co. KG, 5.50%, 01/15/23 (r)	800	799
		7,485
CONSUMER STAPLES - 0.1%
Celestial Nutrifoods Ltd., 0.00%, 06/12/11 (c) (d) (f) (q) (v), SGD	400	3
China Milk Products Group Ltd., 0.00%, 01/05/12 (c) (d) (f) (q) (v)	100	1
Olam International Ltd., 6.00%, 10/15/16 (p) (v)	2,700	2,730
REI Agro Ltd.
5.50%, 11/13/14 (c) (d) (f) (p) (q) (v)	628	32
5.50%, 11/13/14 (c) (d) (f) (p) (q) (v)	185	9
		2,775
ENERGY - 0.9%
Chesapeake Energy Corp., 3.54%, 04/15/19 (e) (i)	1,737	1,233
Cobalt International Energy Inc.
2.63%, 12/01/19 (v)	3,992	2,839
3.13%, 05/15/24 (v)	5,266	3,318
Pemex Project Funding Master Trust, 5.75%, 03/01/18	2,498	2,642
Petrobras Global Finance BV
2.43%, 01/15/19 (i)	5,229	3,608
6.25%, 03/17/24 (e)	633	462
Petrobras International Finance Co., 5.38%, 01/27/21	1,024	747
Petroleos Mexicanos, 3.50%, 07/23/20 (e) (r)	3,291	3,190
Petronas Capital Ltd., 3.50%, 03/18/25 (r)	3,623	3,450
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23	1,291	1,159
YPF SA
8.88%, 12/19/18 (r)	2,007	1,967
8.50%, 07/28/25 (r)	7,175	6,224
		30,839
FINANCIALS - 4.2%
Ally Financial Inc.
2.75%, 01/30/17	2,655	2,635
3.50%, 01/27/19	1,906	1,882
American Express Co., 4.90%, (callable at 100 beginning 03/15/20) (m)	1,890	1,810
American Tower Corp., 3.40%, 02/15/19	719	740
Banco Santander Chile, 2.21%, 06/07/18 (i) (r)	2,250	2,267
Bank of America Corp.
2.00%, 01/11/18	2,499	2,508
1.39%, 03/22/18 (i)	1,531	1,540
2.60%, 01/15/19	1,733	1,752
BNP Paribas SA, 2.40%, 12/12/18	5,529	5,604
Capital One Bank USA NA, 2.15%, 11/21/18	2,120	2,119
CapitaLand Ltd.
2.10%, 11/15/16 (p) (v), SGD	3,500	2,452
1.95%, 10/17/23 (r) (v), SGD	3,000	2,058
Citigroup Inc.
5.87% (callable at 100 beginning 03/27/20) (m)	3,529	3,467
5.95% (callable at 100 beginning 01/30/23) (m)	1,330	1,290
1.80%, 02/05/18	5,335	5,330
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22	873	877
Credit Suisse AG Credit Linked Note (Housing Development Finance Corp. Ltd., 7.88%, 01/15/16, Moody’s rating Aaa) (r)	10,970	10,952
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41 (p) (v)	1,741	1,793
Dana Gas Sukuk Ltd., 7.00%, 10/31/17 (r) (v)	4,947	4,279
Deutsche Bank AG, 1.88%, 02/13/18	2,075	2,068
Deutsche Bank Capital Funding Trust VII, 5.63%, (callable at 100 beginning 01/19/16) (m) (r)	698	696
Discover Bank, 2.00%, 02/21/18	361	359
Export-Import Bank of Korea
2.88%, 09/17/18	1,297	1,332
2.63%, 12/30/20 (e)	3,678	3,717
Ford Motor Credit Co. LLC
1.72%, 12/06/17	2,987	2,967
2.38%, 01/16/18	1,963	1,965
5.00%, 05/15/18	2,231	2,373
General Electric Capital Corp. - Series B
6.25% (callable at 100 beginning 12/15/22) (m)	2,600	2,821
5.55%, 05/04/20	1,410	1,626
6.37%, 11/15/67 (i)	2,079	2,228
Global Logistic Properties Ltd., 3.88%, 06/04/25 (r)	5,466	5,302
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (m)	3,095	3,023
5.70% (callable at 100 beginning 05/10/19) (m)	2,964	2,953
HSBC Holdings Plc, 6.37%, (callable at 100 beginning 09/17/24) (m) (v)	5,700	5,451
HSBC USA Inc., 1.63%, 01/16/18	1,925	1,921
Hyundai Capital America, 2.00%, 03/19/18 (r)	1,110	1,105
ING Groep NV, 6.00%, (callable at 100 beginning 04/16/20) (m) (v)	1,440	1,413
Intesa Sanpaolo SpA
3.88%, 01/16/18	941	969
3.88%, 01/15/19 (e)	4,258	4,413
Itau Unibanco Holding SA, 2.85%, 05/26/18 (r)	2,313	2,174

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
JPMorgan Chase & Co.
5.15% (callable at 100 beginning 05/01/23) (m)	3,511	3,310
6.10% (callable at 100 beginning 10/01/24) (e) (m)	7,101	7,055
4.35%, 08/15/21	1,448	1,561
Lloyds Bank Plc
2.30%, 11/27/18	754	763
13.00% (callable at 100 beginning 01/22/29) (m), GBP	2,575	6,744
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	1,642	1,835
Morgan Stanley
5.45% (callable at 100 beginning 07/15/19) (m)	2,167	2,133
7.30%, 05/13/19	1,171	1,367
Standard Chartered Plc, 6.50%, (callable at 100 beginning 04/02/20) (e) (m) (r) (v)	2,025	1,884
Sumitomo Mitsui Banking Corp., 2.45%, 01/10/19 (e)	2,205	2,221
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22 (p)	1,100	1,167
Synchrony Financial, 3.75%, 08/15/21	890	899
Trust F/1401, 5.25%, 12/15/24 (r)	1,474	1,507
UBS AG, 2.38%, 08/14/19	1,636	1,643
UBS Group AG, 4.13%, 09/24/25 (r)	2,275	2,266
USB Capital IX, 3.50%, (callable at 100 beginning 11/23/15) (m)	2,544	2,070
Volkswagen International Finance NV
5.50%, 11/09/15 (r) (v), EUR	3,700	2,751
4.00%, 08/12/20 (p)	1,799	1,786
		149,193
HEALTH CARE - 0.7%
AbbVie Inc., 2.50%, 05/14/20	3,899	3,878
Actavis Funding SCS, 3.00%, 03/12/20	2,965	2,968
Bio City Development Co. BV, 8.00%, 07/06/18 (c) (d) (f) (p) (q) (v)	600	279
BioMarin Pharmaceutical Inc.
0.75%, 10/15/18 (v)	790	1,021
1.50%, 10/15/20 (v)	775	1,041
Forest Laboratories Inc.
4.38%, 02/01/19 (r)	2,150	2,276
5.00%, 12/15/21 (r)	1,475	1,600
Gilead Sciences Inc., 1.63%, 05/01/16 (v)	1,353	5,800
Medtronic Inc., 3.15%, 03/15/22	4,000	4,058
Mylan Inc., 2.55%, 03/28/19	2,300	2,266
		25,187
INDUSTRIALS - 0.2%
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	1,709	1,753
Inversiones Alsacia SA, 8.00%, 12/31/18 (r)	2,347	1,173
Odebrecht Finance Ltd., 4.38%, 04/25/25 (r)	1,795	1,032
Suzlon Energy Ltd., 3.25%, 07/16/19 (k) (r) (v)	2,061	2,545
		6,503
INFORMATION TECHNOLOGY - 1.1%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (r)	2,863	2,750
3.60%, 11/28/24 (r)	1,406	1,313
AliphCom Inc., 0.00%, 04/01/20 (f) (j) (p) (q) (v)	13,943	13,943
eBay Inc., 2.20%, 08/01/19	1,217	1,202
Intel Corp., 3.25%, 08/01/39 (v)	1,098	1,657
QUALCOMM Inc., 3.00%, 05/20/22	6,060	5,976
SanDisk Corp.
1.50%, 08/15/17 (v)	1,782	2,212
0.50%, 10/15/20 (v)	1,907	1,846
Sina Corp., 1.00%, 12/01/18 (v)	1,919	1,816
SunGard Data Systems Inc., 7.38%, 11/15/18 (e)	551	562
Take-Two Interactive Software Inc., 1.75%, 12/01/16 (v)	1,495	2,304
Twitter Inc., 1.00%, 09/15/21 (r) (v)	1,682	1,433
Xerox Corp., 6.35%, 05/15/18	1,146	1,261
		38,275
MATERIALS - 0.2%
Constellium NV
7.00%, 01/15/23 (r), EUR	1,189	1,163
8.00%, 01/15/23 (r)	345	305
Crown Cork & Seal Co. Inc., 7.50%, 12/15/96	68	64
First Quantum Minerals Ltd., 7.00%, 02/15/21 (p)	1,212	785
TFS Corp. Ltd., 11.00%, 07/15/18 (r)	4,382	4,565
		6,882
TELECOMMUNICATION SERVICES - 0.8%
AT&T Inc.
2.38%, 11/27/18	4,912	4,965
3.00%, 06/30/22	7,350	7,171
Hughes Satellite Systems Corp., 7.63%, 06/15/21	449	481
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	2,568	2,369
Telecom Italia Finance SA
6.13%, 11/15/16 (p) (v), EUR	600	930
6.13%, 11/15/16 (r) (v), EUR	2,000	3,102
Telecom Italia SpA, 5.30%, 05/30/24 (e) (r)	2,743	2,681
Telefonica Participaciones SAU, 4.90%, 09/25/17 (v), EUR	3,800	4,034
Telefonica SA, 6.00%, 07/24/17 (p) (v), EUR	1,300	1,729
		27,462
UTILITIES - 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (r)	370	314
Total Corporate Bonds and Notes (cost $304,044)		294,915

GOVERNMENT AND AGENCY OBLIGATIONS - 11.4%
GOVERNMENT SECURITIES - 11.0%
Sovereign - 5.4%
Argentina Bonar Bond, 8.75%, 05/07/24	6,354	6,147
Brazil Government International Bond, 6.00%, 01/17/17	2,423	2,517
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/21 - 01/01/25, BRL	99,024	19,489
City of Buenos Aires Argentina, 8.95%, 02/19/21 (r)	1,477	1,518
Hungary Government Bond, 5.50%, 06/24/25, HUF	1,016,400	4,262
Hungary Government International Bond
4.13%, 02/19/18	3,780	3,926
6.38%, 03/29/21	3,750	4,281
Indonesia Government International Bond, 6.88%, 01/17/18 (r)	2,132	2,339
Indonesia Treasury Bond
7.88%, 04/15/19, IDR	108,180,000	7,012
8.38%, 03/15/24, IDR	12,645,000	798
Italy Buoni Poliennali Del Tesoro
2.50%, 12/01/24, EUR	4,721	5,636
1.50%, 06/01/25, EUR	16,491	18,083
Japan Government Bond, 0.10%, 03/15/17, JPY	705,750	5,890
Mexico Bonos, 10.00%, 12/05/24, MXN	374,572	28,225
Mexico Government International Bond, 5.95%, 03/19/19	1,130	1,267

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Poland Government Bond
5.25%, 10/25/20, PLN	34,728	10,372
5.75%, 10/25/21, PLN	17,082	5,295
3.25%, 07/25/25, PLN	18,138	4,939
Republic of Colombia, 7.38%, 01/27/17 (e)	3,445	3,695
Turkey Government International Bond, 6.75%, 04/03/18	6,308	6,808
United Kingdom Treasury Bond, 2.25%, 09/07/23 (p), GBP	29,341	46,631
		189,130
Treasury Inflation Index Securities - 0.5%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/20 (n)	11,401	11,330
0.25%, 01/15/25 (n)	1,422	1,364
0.38%, 07/15/25 (n)	5,713	5,570
		18,264
U.S. Treasury Securities - 5.1%
U.S. Treasury Note
0.38%, 03/15/16	11,989	12,002
1.75%, 03/31/22	15,091	15,135
1.88%, 08/31/22	19,480	19,648
2.25%, 11/15/24 (o)	43,181	44,004
2.00%, 02/15/25	11,223	11,181
2.13%, 05/15/25	29,993	30,184
2.00%, 08/15/25 (o)	47,128	46,901
		179,055
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.4%
Federal National Mortgage Association - 0.4%
Federal National Mortgage Association, 3.00%, 10/15/45, TBA (g)	13,226	13,411
Total Government and Agency Obligations (cost $421,755)		399,860

VARIABLE RATE SENIOR LOAN INTERESTS - 1.2% (i)
CONSUMER DISCRETIONARY - 0.3%
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20	6,672	6,650
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/01/20	4,911	4,875
		11,525
ENERGY - 0.2%
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	1,576	923
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20	1,760	484
Ocean Rig UDW Inc. Term Loan, 5.50%, 07/18/21	2,128	1,410
Seadrill Ltd. Term Loan B, 4.00%, 02/12/21	5,765	3,478
		6,295
FINANCIALS - 0.3%
AP One Channel Center Owner LP Term Loan, 6.45%, 07/19/19 (f) (q)	1,310	1,310
Endo Luxembourg Finance Term Loan B, 6.50%, 06/30/22	2,720	2,709
Promontoria Blue Holding 2 BV Term Loan, 7.00%, 04/17/20 (f) (q), EUR	4,550	5,084
Sheridan Production Partners II LP Term Loan, 4.25%, 12/02/20 (q)	3,324	2,471
Sheridan Production Partners II LP Term Loan A, 4.25%, 12/02/20 (q)	462	344
Sheridan Production Partners II LP Term Loan M, 4.25%, 12/02/20 (q)	172	128
		12,046
HEALTH CARE - 0.2%
Grifols Worldwide Operations USA Inc. Term Loan, 3.20%, 03/03/21	5,693	5,689
Mallinckrodt International Finance SA Term Loan B, 3.25%, 02/24/21	823	806
		6,495
INDUSTRIALS - 0.0%
Novelis Inc. Term Loan B, 4.00%, 06/15/22	1,565	1,538

MATERIALS - 0.1%
Univar Inc. Term Loan B, 4.25%, 06/30/22	2,650	2,596

UTILITIES - 0.1%
Calpine Corp. Term Loan B, 3.50%, 06/15/22	2,715	2,668
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15 (f) (q)	11	12
		2,680
Total Variable Rate Senior Loan Interests (cost $48,891)		43,175

SHORT TERM INVESTMENTS - 29.5%
Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	118,333	118,333
Treasury Securities - 26.1%
Japan Treasury Bill
0.00%, 10/05/15, JPY	720,000	6,002
0.00%, 10/13/15, JPY	1,290,000	10,753
0.00%, 11/10/15, JPY	1,090,000	9,086
0.00%, 11/16/15, JPY	1,880,000	15,671
0.00%, 11/24/15, JPY	2,260,000	18,839
0.00%, 11/30/15, JPY	1,890,000	15,755
0.00%, 12/10/15, JPY	1,490,000	12,421
0.00%, 12/21/15, JPY	1,890,000	15,755
0.00%, 01/13/16, JPY	1,480,000	12,338
0.00%, 02/10/16, JPY	1,890,000	15,755
Mexico Cetes
0.19%, 10/01/15, MXN	14,439	8,540
0.18%, 10/15/15, MXN	11,327	6,692
0.19%, 10/29/15, MXN	7,317	4,318
0.19%, 11/12/15, MXN	21,189	12,487
0.19%, 11/26/15, MXN	3,658	2,154
0.19%, 12/10/15, MXN	4,522	2,659
0.20%, 12/24/15, MXN	5,657	3,322
0.19%, 01/07/16, MXN	9,546	5,598
0.20%, 02/18/16, MXN	5,656	3,304
U.S. Treasury Bill
0.01%, 10/01/15	$79,000	79,000
0.10%, 10/08/15	30,000	30,000
0.01%, 10/15/15	19,000	19,000
0.04%, 10/22/15	24,449	24,449
0.04%, 10/29/15	35,500	35,500
0.07%, 12/03/15	6,000	6,000
0.01%, 12/24/15	80,505	80,507
0.00%, 12/31/15	89,000	88,997
0.01%, 01/07/16	3,000	3,000
0.12%, 01/14/16	5,000	5,000
0.13%, 01/21/16	9,000	8,999
0.01%, 01/28/16	10,000	9,999
0.03%, 02/04/16	56,000	55,995
0.06%, 02/11/16	37,000	36,996
0.16%, 02/18/16	117,000	116,989
0.03%, 02/25/16	52,000	51,994
0.11%, 03/03/16	19,000	18,997
0.23%, 03/10/16	20,000	19,996
0.02%, 03/17/16	19,000	18,996

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
0.10%, 03/24/16	24,500	24,493
		916,356
Total Short Term Investments (cost $1,035,786)		1,034,689
Total Investments - 106.0% (cost $3,940,922)		3,719,385
Total Securities Sold Short - (0.3%) (proceeds $9,371)		(9,205)
Other Assets and Liabilities, Net - (5.7%)		(200,313)
Total Net Assets - 100.0%		$3,509,867

SECURITIES SOLD SHORT - 0.3%
COMMON STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Walt Disney Co.	17	$1,748

CONSUMER STAPLES - 0.1%
AEON Co. Ltd.	75	1,163
Reckitt Benckiser Group Plc	8	699
		1,862
ENERGY - 0.1%
ConocoPhillips Co.	59	2,850

FINANCIALS - 0.1%
Franklin Resources Inc.	19	696
T. Rowe Price Group Inc.	10	713
Waddell & Reed Financial Inc. - Class A	38	1,336
		2,745
Total Securities Sold Short - 0.3% (proceeds $9,371)		$9,205

JNL/BlackRock Large Cap Select Growth Fund

COMMON STOCKS - 95.0%
CONSUMER DISCRETIONARY - 23.0%
Amazon.com Inc. (c)	104	$53,367
Delphi Automotive Plc	236	17,949
Dollar General Corp.	439	31,830
HanesBrands Inc.	567	16,413
Home Depot Inc.	275	31,762
Liberty Global Plc - Class A (c)	752	32,294
Netflix Inc. (c)	414	42,797
Nike Inc. - Class B	225	27,686
Restoration Hardware Holdings Inc. (c)	208	19,378
Starbucks Corp.	280	15,917
TripAdvisor Inc. (c)	564	35,522
Walt Disney Co.	195	19,894
		344,809
CONSUMER STAPLES - 5.8%
Constellation Brands Inc. - Class A	209	26,142
Costco Wholesale Corp.	186	26,847
CVS Health Corp.	250	24,138
Mead Johnson Nutrition Co.	128	9,009
		86,136
ENERGY - 0.9%
Concho Resources Inc. (c)	129	12,704

FINANCIALS - 5.1%
Berkshire Hathaway Inc. - Class B (c)	238	30,997
Crown Castle International Corp.	312	24,618
Moody’s Corp.	218	21,388
		77,003
HEALTH CARE - 20.7%
AbbVie Inc.	584	31,786
Allergan Plc (c)	102	27,787
Biogen Inc. (c)	145	42,219
Celgene Corp. (c)	154	16,709
Humana Inc.	159	28,375
Illumina Inc. (c)	72	12,651
Perrigo Co. Plc	224	35,192
United Therapeutics Corp. (c) (e)	296	38,885
UnitedHealth Group Inc.	351	40,669
Valeant Pharmaceuticals International Inc. (c)	117	20,890
Vertex Pharmaceuticals Inc. (c)	144	14,968
		310,131
INDUSTRIALS - 3.3%
Delta Air Lines Inc.	360	16,155
Union Pacific Corp.	379	33,520
		49,675
INFORMATION TECHNOLOGY - 33.5%
Alliance Data Systems Corp. (c)	141	36,548
Apple Inc.	435	48,025
Facebook Inc. - Class A (c)	1,074	96,597
Google Inc. - Class A (c)	153	97,431
LinkedIn Corp. - Class A (c)	119	22,644
MasterCard Inc. - Class A	239	21,529
Mobileye NV (c) (e)	395	17,964
Salesforce.com Inc. (c)	646	44,850
Splunk Inc. (c)	150	8,291
Tencent Holdings Ltd.	1,626	27,400
Visa Inc. - Class A (e)	918	63,927
Workday Inc. - Class A (c)	242	16,674
		501,880
MATERIALS - 2.7%
Ecolab Inc. (e)	135	14,831
Sherwin-Williams Co.	114	25,418
		40,249
Total Common Stocks (cost $1,327,557)		1,422,587

PREFERRED STOCKS - 0.9%
INFORMATION TECHNOLOGY - 0.9%
Palantir Technologies Inc. (c) (f) (p) (q)	1,246	14,182
Total Preferred Stocks (cost $7,639)		14,182

SHORT TERM INVESTMENTS - 8.4%
Investment Company - 5.2%
JNL Money Market Fund, 0.10% (a) (h)	78,482	78,482
Securities Lending Collateral - 3.2%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	47,801	47,801
Total Short Term Investments (cost $126,283)		126,283
Total Investments - 104.3% (cost $1,461,479)		1,563,052
Other Assets and Liabilities, Net - (4.3%)		(65,100)
Total Net Assets - 100.0%		$1,497,952

JNL/BlackRock Natural Resources Fund (b)

COMMON STOCKS - 93.7%
ENERGY - 85.6%
Anadarko Petroleum Corp.	389	$23,497
Antero Resources Corp. (c) (e)	53	1,113

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Apache Corp.	286	11,201
Baker Hughes Inc.	222	11,549
BP Plc - ADR	8	238
C&J Energy Services Ltd. (c) (e)	28	98
Cabot Oil & Gas Corp.	972	21,245
Callon Petroleum Co. (c)	19	136
Cameron International Corp. (c)	301	18,432
Canadian Natural Resources Ltd.	641	12,479
Carrizo Oil & Gas Inc. (c)	213	6,509
Cenovus Energy Inc.	344	5,213
Chevron Corp.	337	26,556
Cimarex Energy Co.	135	13,831
CNOOC Ltd. - ADR	30	3,104
Cobalt International Energy Inc. (c)	19	131
Concho Resources Inc. (c) (e)	58	5,731
ConocoPhillips Co.	152	7,295
CONSOL Energy Inc. (e)	164	1,609
Crew Energy Inc. (c)	632	1,932
Devon Energy Corp.	529	19,621
Diamondback Energy Inc. (c)	6	378
Dril-Quip Inc. (c) (e)	169	9,828
EnCana Corp.	175	1,125
Ensco Plc - Class A	5	71
EOG Resources Inc.	726	52,882
EQT Corp.	280	18,158
Exxon Mobil Corp.	551	40,985
FMC Technologies Inc. (c)	456	14,138
Gran Tierra Energy Inc. (c) (e)	57	122
Gulfport Energy Corp. (c)	7	208
Halliburton Co.	569	20,113
Helmerich & Payne Inc. (e)	225	10,615
Hess Corp.	287	14,376
HollyFrontier Corp.	4	212
Hornbeck Offshore Services Inc. (c) (e)	7	97
Hunting Plc	12	72
Husky Energy Inc.	213	3,328
Kinder Morgan Inc.	5	136
Kosmos Energy Ltd. (c)	356	1,984
Marathon Oil Corp.	481	7,411
Marathon Petroleum Corp.	462	21,414
Matador Resources Co. (c)	12	243
MEG Energy Corp. (c)	109	675
Murphy Oil Corp. (e)	138	3,343
Murphy USA Inc. (c)	80	4,417
National Oilwell Varco Inc. (e)	147	5,543
Newfield Exploration Co. (c)	194	6,375
Noble Corp. Plc (e)	6	62
Noble Energy Inc.	412	12,428
Occidental Petroleum Corp.	419	27,710
Oceaneering International Inc.	12	454
Oil States International Inc. (c)	6	150
Ophir Energy Plc (c)	87	118
Paramount Resources Ltd. (c)	54	400
Petroleo Brasileiro SA - Petrobras - ADR (c) (e)	13	56
PHI Inc. (c)	4	83
Phillips 66	163	12,511
Pioneer Energy Services Corp. (c)	30	64
Pioneer Natural Resources Co.	169	20,565
Range Resources Corp. (e)	366	11,746
Rex Energy Corp. (c) (e)	58	120
RigNet Inc. (c) (e)	9	235
Rowan Cos. Plc - Class A	188	3,044
Royal Dutch Shell Plc - ADR - Class A	13	599
RPC Inc.	13	119
Schlumberger Ltd.	368	25,388
SM Energy Co.	7	216
Southwestern Energy Co. (c)	122	1,550
Suncor Energy Inc.	1,027	27,478
Superior Energy Services Inc.	21	260
Surge Energy Inc. (e)	618	1,250
Tallgrass Energy GP LP - Class A	4	72
Total SA - ADR (e)	354	15,839
Uranium Energy Corp. (c) (p) (q)	366	366
VAALCO Energy Inc. (c) (e)	394	670
Valero Energy Corp.	280	16,822
Weatherford International Plc (c) (e)	252	2,135
Whiting Petroleum Corp. (c)	247	3,768
Williams Cos. Inc.	111	4,098
		620,145
MATERIALS - 8.1%
Agnico-Eagle Mines Ltd.	6	152
Alamos Gold Inc.	13	50
Antofagasta Plc	15	116
Axiall Corp.	7	116
B2Gold Corp. (c)	114	120
Barrick Gold Corp.	15	97
BHP Billiton Ltd.	339	5,348
BHP Billiton Plc - ADR (e)	28	851
Chemours Co.	21	136
E.I. du Pont de Nemours & Co.	142	6,843
Eldorado Gold Corp.	1,115	3,576
First Quantum Minerals Ltd.	662	2,427
Franco-Nevada Corp. (e)	174	7,682
Freeport-McMoran Inc. - Class B	36	346
Glencore Plc	132	184
Goldcorp Inc.	494	6,195
Goldcorp Inc.	22	280
HudBay Minerals Inc.	400	1,477
Imperial Metals Corp. (c)	13	60
Lundin Mining Corp. (c)	42	119
Martin Marietta Materials Inc. (e)	1	114
Mosaic Co.	7	210
Newcrest Mining Ltd. (c)	389	3,500
Newmont Mining Corp.	81	1,305
Praxair Inc.	49	4,951
Rangold Resources Ltd. - ADR	4	242
Rio Tinto Plc - ADR	12	408
Romarco Minerals Inc. (c)	278	98
Sandfire Resources NL	46	174
South32 Ltd. - ADR (c)	14	69
Southern Copper Corp. (e)	359	9,586
Tahoe Resources Inc.	20	152
Teck Resources Ltd. - Class B	34	162
Vale SA - ADR (e)	333	1,398
		58,544
Total Common Stocks (cost $855,149)		678,689

PREFERRED STOCKS - 0.0%
ENERGY - 0.0%
Sanchez Energy Corp., 4.88% (m) (v)	4	87
Sanchez Energy Corp., 6.50% (m) (v)	2	37
Total Preferred Stocks (cost $404)		124

CORPORATE BONDS AND NOTES - 0.0%
ENERGY - 0.0%
Cobalt International Energy Inc., 3.13%, 05/15/24 (v)	$207	130
Total Corporate Bonds and Notes (cost $143)		130

SHORT TERM INVESTMENTS - 13.1%
Investment Company - 6.2%
JNL Money Market Fund, 0.10% (a) (h)	44,620	44,620

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Securities Lending Collateral - 6.9%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	50,121	50,121
Total Short Term Investments (cost $94,741)		94,741
Total Investments - 106.8% (cost $950,437)		773,684
Other Assets and Liabilities, Net - (6.8%)		(49,519)
Total Net Assets - 100.0%		$724,165

JNL/Boston Partners Global Long Short Equity Fund

COMMON STOCKS - 94.3%
CONSUMER DISCRETIONARY - 14.6%
Alpine Electronics Inc.	148	$1,618
Cambian Group Plc	808	3,441
Comcast Corp. - Class A (o)	117	6,670
Havas SA	576	4,709
ITV Plc	1,121	4,177
Liberty Global Plc - Class C (c) (e)	20	685
Liberty Global Plc - Class C (c) (o)	400	16,403
Macy’s Inc. (o)	72	3,672
Marks & Spencer Group Plc	655	4,972
Nippon Telegraph & Telephone Corp.	295	4,771
Target Corp. (o)	91	7,153
Tenneco Inc. (c) (o)	71	3,162
Videocon d2h Ltd. - ADR (c)	446	4,301
WH Smith Plc	306	7,263
WPP Plc	223	4,645
		77,642
CONSUMER STAPLES - 7.0%
Coca-Cola East Japan Co. Ltd. (e)	204	3,301
Coca-Cola West Co. Ltd. (e)	248	4,827
CVS Health Corp. (o)	79	7,580
Greencore Group Plc	866	3,579
Imperial Tobacco Group Plc	137	7,097
Koninklijke Ahold NV	346	6,758
Stock Spirits Group Plc	435	1,221
WH Group Ltd. (c)	6,236	3,103
		37,466
ENERGY - 8.0%
Canadian Natural Resources Ltd.	105	2,053
Diamondback Energy Inc. (c)	128	8,276
Energen Corp. (o)	82	4,101
EOG Resources Inc. (o)	67	4,850
INPEX Corp.	291	2,600
Occidental Petroleum Corp. (o)	95	6,302
Parsley Energy Inc. - Class A (c) (o)	214	3,230
Phillips 66 (o)	81	6,205
RSP Permian Inc. (c) (o)	200	4,043
Viper Energy Partners LP (o)	58	827
		42,487
FINANCIALS - 14.6%
ACE Ltd.	50	5,134
Allstate Corp. (o)	51	2,978
American International Group Inc. (o)	79	4,462
Aon Plc - Class A (o)	48	4,256
Aurelius SE and Co. KGAA	156	7,287
Australia & New Zealand Banking Group Ltd. (e)	334	6,378
BB&T Corp. (o)	110	3,904
Capital One Financial Corp. (o)	80	5,802
Cheung Kong Property Holdings Ltd.	390	2,856
Citizens Financial Group Inc.	241	5,760
Fifth Third Bancorp (o)	286	5,412
HSBC Holdings Plc	794	5,989
Standard Chartered Plc	320	3,109
State Street Corp.	60	4,034
Wells Fargo & Co.	206	10,575
		77,936
HEALTH CARE - 13.4%
Amgen Inc. (o)	19	2,668
CIGNA Corp. (o)	47	6,336
Express Scripts Holding Co. (c) (o)	52	4,176
Laboratory Corp. of America Holdings (c) (o)	64	6,923
McKesson Corp. (o)	17	3,060
MEDNAX Inc. (c) (o)	96	7,373
Medtronic Plc (o)	96	6,426
Merck & Co. Inc. (o)	182	8,967
Merck KGaA	61	5,412
Novartis AG	83	7,621
Pfizer Inc. (o)	132	4,160
Roche Holding AG	17	4,504
Teva Pharmaceutical Industries Ltd. - ADR (o)	67	3,794
		71,420
INDUSTRIALS - 14.6%
BAE Systems Plc	670	4,545
Bollore SA	602	2,935
CK Hutchison Holdings Ltd.	218	2,837
Georg Fischer AG	7	3,824
Honeywell International Inc. (o)	44	4,190
Hoshizaki Electric Co. Ltd. (e)	50	3,484
Ingersoll-Rand Plc (o)	93	4,704
KION Group AG	113	5,032
Meggitt Plc	576	4,154
Melrose Industries Plc	1,959	7,835
Norma Group SE	55	2,725
Northrop Grumman Systems Corp. (o)	28	4,660
Raytheon Co. (o)	68	7,472
Safran SA	157	11,775
Saft Groupe SA	89	2,907
Teleperformance	62	4,720
		77,799
INFORMATION TECHNOLOGY - 14.3%
Activision Blizzard Inc. (o)	127	3,910
Amano Corp.	348	4,014
Apple Inc. (o)	195	21,475
Casetek Holdings Ltd.	552	2,360
Cisco Systems Inc. (o)	204	5,347
Citizen Holdings Co. Ltd.	538	3,721
eBay Inc. (c)	205	5,008
Google Inc. - Class C (c) (o)	26	15,517
Intel Corp. (o)	136	4,091
Rofin-Sinar Technologies Inc. (c) (o)	132	3,432
Samsung Electronics Co. Ltd.	2	2,330
Western Digital Corp. (o)	26	2,032
Zebra Technologies Corp. - Class A (c) (o)	39	3,003
		76,240
MATERIALS - 5.4%
Barrick Gold Corp. (o)	237	1,511
CRH Plc	199	5,255
Graphic Packaging Holding Co. (o)	316	4,041
HudBay Minerals Inc.	410	1,513
Lintec Corp.	280	5,901
Nitto Denko Corp.	66	3,962
Smurfit Kappa Group Plc	113	3,043
Stornoway Diamond Corp. (c) (q)	1,425	758

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
WestRock Co.	49	2,529
		28,513
TELECOMMUNICATION SERVICES - 2.0%
Nippon Telegraph & Telephone Corp.	82	2,878
Vodafone Group Plc	2,411	7,603
		10,481
UTILITIES - 0.4%
Newocean Energy Holdings Ltd.	6,299	2,380
Total Common Stocks (cost $536,484)		502,364
WARRANTS - 0.0%
Stornoway Diamond Corp. (c)	290	12
Total Warrants (cost $27)		12

SHORT TERM INVESTMENTS - 4.6%
Investment Company - 4.3%
JNL Money Market Fund, 0.10% (a) (h)	22,758	22,758
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	1,496	1,496
Total Short Term Investments (cost $24,254)		24,254
Total Investments - 98.9% (cost $560,765)		526,630
Total Securities Sold Short - (38.8%) (proceeds $228,604)		(206,574)
Other Assets and Liabilities, Net - 39.9%		212,358
Total Net Assets - 100.0%		$532,414

SECURITIES SOLD SHORT - 38.8%
COMMON STOCKS - 38.8%
CONSUMER DISCRETIONARY - 8.3%
Bob Evans Farms Inc.	49	$2,146
Buffalo Wild Wings Inc.	15	2,819
Carmax Inc.	32	1,913
Deckers Outdoor Corp.	18	1,072
Dollar Tree Inc.	42	2,798
Inditex SA	62	2,085
Krispy Kreme Doughnuts Inc.	94	1,372
Leggett & Platt Inc.	54	2,218
LKQ Corp.	76	2,159
Luxottica Group SpA	30	2,048
Monro Muffler Brake Inc.	29	1,956
Netflix Inc.	24	2,471
Ocado Group Plc	343	1,664
Restoration Hardware Holdings Inc.	11	1,059
SES SA - FDR	91	2,857
Tesla Motors Inc.	10	2,451
Texas Roadhouse Inc.	45	1,687
Under Armour Inc. - Class A	34	3,306
Vipshop Holdings Ltd. - ADR	105	1,757
Wayfair Inc. - Class A	42	1,476
Yum! Brands Inc.	33	2,603
		43,917
CONSUMER STAPLES - 3.5%
Colgate-Palmolive Co.	47	2,956
Monster Beverage Corp.	17	2,253
Nissin Foods Holdings Co. Ltd.	49	2,255
Rite Aid Corp.	357	2,164
TreeHouse Foods Inc.	26	1,997
Tsingtao Brewery Co. Ltd. - Class H	497	2,185
Unicharm Corp.	135	2,384
Want Want China Holdings Ltd.	3,044	2,507
		18,701
ENERGY - 2.1%
Cabot Oil & Gas Corp.	88	1,924
Continental Resources Inc.	64	1,844
Devon Energy Corp.	43	1,583
Japan Petroleum Exploration Co.	77	2,026
Matador Resources Co.	102	2,112
Noble Energy Inc.	58	1,737
		11,226
FINANCIALS - 4.3%
Astoria Financial Corp.	141	2,277
Banco de Sabadell SA	1,052	1,937
BancorpSouth Inc.	82	1,954
Eaton Vance Corp.	62	2,063
Hulic Co. Ltd.	166	1,498
Northern Trust Corp.	33	2,222
Texas Capital Bancshares Inc.	31	1,604
UMB Financial Corp.	53	2,694
UniCredit SpA	275	1,714
Westamerica Bancorp	58	2,555
WisdomTree Investments Inc.	146	2,358
		22,876
HEALTH CARE - 5.2%
Alere Inc.	46	2,206
BTG Plc	323	3,192
Cie Generale d’Optique Essilor International SA	19	2,307
Cooper Cos. Inc.	15	2,203
Exact Sciences Corp.	88	1,590
GW Pharmaceuticals Plc - ADR	5	461
Halyard Health Inc.	84	2,400
Hisamitsu Pharmaceutical Co. Inc.	58	1,931
Insys Therapeutics Inc.	45	1,274
Intrexon Corp.	31	980
Intuitive Surgical Inc.	4	1,839
Kite Pharma Inc.	29	1,602
Medidata Solutions Inc.	40	1,677
Novo-Nordisk A/S - ADR	41	2,217
Takeda Pharmaceutical Co. Ltd.	42	1,847
		27,726
INDUSTRIALS - 7.1%
Aggreko Plc	153	2,213
CNH Industrial NV	224	1,460
Deere & Co.	27	1,967
Franklin Electric Co. Inc.	104	2,822
GEA Group AG	71	2,721
JB Hunt Transport Services Inc.	27	1,933
Keihin Electric Express Railway Co. Ltd.	267	2,125
LIXIL Group Corp.	73	1,486
Mobile Mini Inc.	81	2,496
MTU Aero Engines Holding AG	5	416
Nidec Corp.	31	2,097
Noble Group Ltd.	4,274	1,250
Old Dominion Freight Line Inc.	44	2,670
Proto Labs Inc.	24	1,591
Seek Ltd.	216	1,829
Sun Hydraulics Corp.	71	1,949
TOTO Ltd.	53	1,652
Trex Co. Inc.	58	1,927
Wabtec Corp.	18	1,629
Zodiac Aerospace	62	1,427
		37,660
INFORMATION TECHNOLOGY - 6.7%
Arista Networks Inc.	38	2,338
ASM Pacific Technology Ltd.	331	2,172

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Cognex Corp.	66	2,268
Guidewire Software Inc.	43	2,247
Hirose Electric Co. Ltd.	13	1,459
Infineon Technologies AG	192	2,153
Itron Inc.	50	1,607
LinkedIn Corp. - Class A	8	1,553
Mobileye NV	49	2,219
National Instruments Corp.	111	3,082
NetSuite Inc.	30	2,510
Proofpoint Inc.	18	1,075
Rackspace Hosting Inc.	48	1,184
Stratasys Ltd.	47	1,236
Telefonaktiebolaget LM Ericsson - Class B	238	2,337
Unisys Corp.	113	1,342
VeriFone Systems Inc.	66	1,831
Workday Inc. - Class A	26	1,823
Yelp Inc. - Class A	66	1,426
		35,862
MATERIALS - 1.6%
Air Products & Chemicals Inc.	11	1,349
AptarGroup Inc.	32	2,107
Axalta Coating Systems Ltd.	72	1,835
FMC Corp.	60	2,036
Taiyo Nippon Sanso Corp.	135	1,279
		8,606
Total Securities Sold Short - 38.8% (proceeds $228,604)		$206,574

JNL/Brookfield Global Infrastructure and MLP Fund

COMMON STOCKS - 98.0%
AUSTRALIA - 3.2%
Macquarie Atlas Roads Group	661	$1,817
Sydney Airport	300	1,261
Transurban Group	3,861	27,048
		30,126
CANADA - 6.7%
Enbridge Inc.	761	28,246
Inter Pipeline Ltd. (e)	717	13,235
Keyera Corp. (e)	28	759
Pembina Pipeline Corp. (e)	506	12,178
Veresen Inc. (e)	1,091	8,337
		62,755
CHINA - 3.2%
Beijing Capital International Airport Co. Ltd. - Class H	5,271	4,926
Beijing Enterprises Holdings Ltd.	764	4,603
China Gas Holdings Ltd.	3,557	4,906
China Merchants Holdings International Co. Ltd.	2,873	8,482
ENN Energy Holdings Ltd.	1,391	6,701
		29,618
FRANCE - 4.9%
Aeroports de Paris	75	8,456
Eutelsat Communications Group SA	338	10,372
GDF Suez	207	3,341
Groupe Eurotunnel SE (q)	1,699	23,152
		45,321
HONG KONG - 1.6%
Hong Kong & China Gas Co. Ltd.	8,182	15,342

ITALY - 3.2%
Atlantia SpA	744	20,817
Snam Rete Gas SpA	1,804	9,264
		30,081
JAPAN - 2.0%
Central Japan Railway Co.	67	10,834
Tokyo Gas Co. Ltd.	1,602	7,747
		18,581
LUXEMBOURG - 2.2%
SES SA - FDR	664	20,943

MEXICO - 0.9%
Grupo Aeroportuario del PacifiCo SAB de CV - Class B	648	5,634
Infraestructura Energetica Nova SAB de CV - Class S (e)	570	2,333
		7,967
NETHERLANDS - 1.0%
Koninklijke Vopak NV	242	9,686

SINGAPORE - 1.2%
Hutchison Port Holdings Trust	19,451	10,710

SPAIN - 5.1%
Abertis Infraestructuras SA - Class A (e)	739	11,699
Cellnex Telecom SAU (c)	333	5,668
Ferrovial SA	750	17,931
Red Electrica Corp. SA	146	12,123
		47,421
SWITZERLAND - 1.1%
Flughafen Zuerich AG	14	9,878

UNITED KINGDOM - 9.5%
National Grid Plc	3,807	53,021
Severn Trent Plc	480	15,892
United Utilities Group Plc	1,427	19,997
		88,910
UNITED STATES OF AMERICA - 52.2%
American Tower Corp.	625	55,001
American Water Works Co. Inc.	404	22,263
Boardwalk Pipeline Partners LP	567	6,675
CenterPoint Energy Inc.	1,093	19,725
Columbia Pipeline Group Inc.	310	5,663
Columbia Pipeline Partners LP	219	2,770
Crestwood Equity Partners LP (q)	1,810	4,126
Crown Castle International Corp.	399	31,468
CSX Corp.	362	9,746
Energy Transfer Equity LP	180	3,736
Energy Transfer Partners LP	722	29,657
Enterprise Products Partners LP	1,396	34,760
EQT Midstream Partners LP	106	7,024
Eversource Energy	299	15,136
ITC Holdings Corp.	392	13,059
Kansas City Southern	109	9,942
Kinder Morgan Inc.	500	13,842
MarkWest Energy Partners LP	130	5,585
NiSource Inc.	519	9,626
ONE Gas Inc.	168	7,621
PG&E Corp. (e)	645	34,077
Plains GP Holdings LP - Class A	428	7,487
SBA Communications Corp. (c)	230	24,122
SemGroup Corp. - Class A (e)	154	6,659
Sempra Energy	162	15,679
Sunoco Logistics Partners LP	479	13,737
Targa Resources Corp.	185	9,547

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Targa Resources Partners LP	286	8,303
Union Pacific Corp.	300	26,558
Williams Cos. Inc.	651	23,992
Williams Partners LP	336	10,718
		488,304
Total Common Stocks (cost $1,050,758)		915,643

SHORT TERM INVESTMENTS - 4.6%
Securities Lending Collateral - 4.6%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	43,340	43,340
Total Short Term Investments (cost $43,340)		43,340
Total Investments - 102.6% (cost $1,094,098)		958,983
Other Assets and Liabilities, Net - (2.6%)		(24,281)
Total Net Assets - 100.0%		$934,702

JNL/Capital Guardian Global Balanced Fund

COMMON STOCKS - 62.8%
CONSUMER DISCRETIONARY - 11.0%
Amazon.com Inc. (c)	2	$1,241
Arcos Dorados Holdings Inc. (e)	61	165
Bayerische Motoren Werke AG	17	1,456
BCA Marketplace Plc (c)	75	193
Cie Financiere Richemont SA	23	1,791
Coach Inc.	14	405
Comcast Corp. - Class A	9	512
Daimler AG	27	1,966
Darden Restaurants Inc.	7	473
Delphi Automotive Plc	19	1,460
Dena Co. Ltd. (e)	30	562
Denso Corp.	80	3,393
Electrolux AB - Class H	43	1,215
Exedy Corp.	17	375
Gannett Co. Inc.	20	294
Great Wall Motor Co. Ltd.	1,394	1,555
Grupo Sanborns SA de CV - Class B-1 (e) (q)	1,129	1,816
Home Depot Inc.	6	716
Hyundai Motor Co.	13	1,788
JUMBO SA	28	247
Lennar Corp. - Class A (e)	7	313
Liberty Global Plc - Class A (c)	20	855
Lululemon Athletica Inc. (c) (e)	11	537
Minth Group Ltd.	494	885
Mr Price Group Ltd.	51	710
Naspers Ltd. - Class N	7	921
Newell Rubbermaid Inc.	24	945
Next Plc	6	645
Nielsen Holdings Plc	37	1,637
Nike Inc. - Class B	4	467
Norwegian Cruise Line Holdings Ltd. (c)	94	5,409
Ocado Group Plc (c)	142	689
Panera Bread Co. - Class A (c) (e)	2	348
Priceline Group Inc. (c)	1	903
Shimano Inc.	12	1,700
Sirius XM Holdings Inc. (c) (e)	493	1,845
Starbucks Corp.	65	3,717
Stella International Holdings Ltd.	330	811
Swatch Group AG (e)	2	668
Swatch Group AG	1	37
TAKKT AG	80	1,507
Tegna Inc. (e)	28	618
Tiffany & Co.	20	1,556
Wynn Macau Ltd. (e)	259	296
Wynn Resorts Ltd. (e)	2	128
		49,770
CONSUMER STAPLES - 3.4%
Ajinomoto Co. Inc.	24	510
Associated British Foods Plc	5	253
British American Tobacco Plc	6	348
China Mengniu Dairy Co. Ltd.	74	261
Cosmos Pharmaceutical Corp. (e)	6	718
Danone SA	5	336
Diageo Plc	71	1,905
Hypermarcas SA (c)	129	495
Japan Tobacco Inc.	34	1,067
L’Oreal SA	2	310
LG Household & Health Care Ltd.	1	476
Nestle SA	35	2,637
Pernod-Ricard SA	6	583
Philip Morris International Inc.	4	325
Procter & Gamble Co.	21	1,475
Seven & I Holdings Co. Ltd.	6	255
Shoprite Holdings Ltd.	77	876
Unicharm Corp.	40	712
Unilever NV - CVA	40	1,593
Unilever Plc	9	375
		15,510
ENERGY - 2.9%
Amec Foster Wheeler Plc	39	426
Canadian Natural Resources Ltd.	11	208
Chevron Corp.	18	1,448
Cobalt International Energy Inc. (c)	11	76
ConocoPhillips Co.	3	158
Core Laboratories NV (e)	4	419
Enbridge Inc.	53	1,979
Ensco Plc - Class A	10	137
EOG Resources Inc.	12	888
Halliburton Co.	4	124
Lukoil OAO - ADR	28	944
Noble Energy Inc.	58	1,744
Oil Search Ltd.	235	1,193
Rosneft OAO - GDR	95	353
Royal Dutch Shell Plc - Class B	13	307
Schlumberger Ltd.	15	1,059
Surgutneftegas OAO - ADR	101	608
YPF SA - ADR - Class D	62	937
		13,008
FINANCIALS - 12.5%
ACE Ltd.	13	1,380
AFLAC Inc.	7	430
AIA Group Ltd.	687	3,574
Akbank T.A.S.	314	704
American Tower Corp.	10	915
Aon Plc - Class A	7	620
Banco Bradesco SA - ADR	104	556
BM&F Bovespa SA	129	357
BOC Hong Kong Holdings Ltd.	558	1,646
Cerved Information Solutions SpA (c)	41	301
Cheung Kong Property Holdings Ltd.	42	308
China Pacific Insurance Group Co. Ltd. - Class H	324	1,209
Chuo Mitsui Trust Holdings Inc.	211	773
CME Group Inc.	51	4,758
Discover Financial Services	29	1,523
Fairfax Financial Holdings Ltd. (e)	7	3,142
Goldman Sachs Group Inc.	27	4,692
Henderson Group Plc	366	1,441

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Housing Development Finance Corp.	18	338
Intercontinental Exchange Inc.	25	5,828
Iron Mountain Inc.	7	219
Itau Unibanco Holding SA - ADR	88	580
Julius Baer Group Ltd.	24	1,089
Lloyds Banking Group Plc	1,054	1,199
Marsh & McLennan Cos. Inc.	14	731
PacWest Bancorp	8	351
Partners Group Holding AG	8	2,664
PICC Property & Casualty Co. Ltd. - Class H	2,409	4,719
Ping An Insurance Group Co. of China Ltd. - Class H	225	1,124
PNC Financial Services Group Inc.	16	1,392
Sampo Oyj - Class A	20	988
Sberbank of Russia - ADR	25	123
State Bank of India	280	1,017
Svenska Handelsbanken AB - Series A	151	2,162
Umpqua Holdings Corp. (e)	59	955
Wells Fargo & Co.	54	2,793
		56,601
HEALTH CARE - 7.0%
AmerisourceBergen Corp.	15	1,396
AstraZeneca Plc	37	2,359
Cerner Corp. (c)	26	1,535
DaVita HealthCare Partners Inc. (c)	19	1,367
Eli Lilly & Co.	40	3,322
Express Scripts Holding Co. (c)	13	1,020
Gilead Sciences Inc.	10	933
Humana Inc.	5	806
Illumina Inc. (c)	7	1,178
Incyte Corp. (c)	41	4,546
Lupin Ltd.	11	348
Medtronic Plc	14	924
Novo Nordisk A/S - Class B	94	5,076
Quest Diagnostics Inc. (e)	31	1,881
Roche Holding AG	7	1,788
St. Jude Medical Inc.	39	2,433
Sun Pharmaceutical Industries Ltd.	37	489
Sysmex Corp.	6	290
		31,691
INDUSTRIALS - 7.6%
Adecco SA	23	1,680
Assa Abloy AB - Class B	153	2,753
Beijing Enterprises Holdings Ltd.	592	3,563
Boeing Co.	15	1,912
CCR SA	32	97
Danaher Corp.	40	3,434
Eaton Corp. Plc	45	2,329
Fanuc Ltd.	4	600
Fujitec Co. Ltd.	13	114
GEA Group AG	34	1,312
General Electric Co.	30	749
Hexcel Corp.	97	4,360
IDEX Corp.	14	1,027
Jardine Matheson Holdings Ltd.	7	322
Kawasaki Heavy Industries Ltd.	467	1,612
Kubota Corp.	43	592
Michael Page International Plc	95	681
Norfolk Southern Corp.	4	291
Safran SA	15	1,107
Schneider Electric SA	1	61
Seek Ltd. (e)	106	895
Sensata Technologies Holding NV (c)	5	231
SMC Corp.	6	1,336
Sydney Airport	81	341
Towers Watson & Co. - Class A	4	470
TransDigm Group Inc. (c)	2	361
Transurban Group	42	297
Union Pacific Corp.	4	309
Waste Connections Inc.	21	1,025
Yamato Holdings Co. Ltd.	45	860
		34,721
INFORMATION TECHNOLOGY - 9.5%
Accenture Plc - Class A	4	393
Amadeus IT Holding SA	10	427
Apple Inc.	29	3,182
ARM Holdings Plc	63	899
ASML Holding NV	54	4,774
ASML Holding NV - ADR	2	185
Avago Technologies Ltd.	6	763
Broadcom Corp. - Class A	21	1,080
Delta Electronics Inc.	96	453
Gemalto NV	31	1,994
Genpact Ltd. (c) (e)	21	486
Google Inc. - Class A (c)	1	732
Google Inc. - Class C (c)	2	1,268
Hamamatsu Photonics KK	48	1,082
Hewlett-Packard Co.	12	312
Infosys Ltd.	32	569
Infosys Technologies Ltd. - ADR (e)	14	267
Jabil Circuit Inc.	65	1,463
Keyence Corp.	2	922
Microsoft Corp.	57	2,501
Murata Manufacturing Co. Ltd.	16	2,093
NetApp Inc.	51	1,510
Oracle Corp.	12	423
Oracle Corp. Japan	18	752
QUALCOMM Inc.	7	349
Quanta Computer Inc.	392	682
Quanta Computer Inc. - GDR - Class S	16	135
Rohm Co. Ltd.	5	209
Tableau Software Inc. - Class A (c)	37	2,936
Taiwan Semiconductor Manufacturing Co. Ltd.	1,077	4,316
Texas Instruments Inc.	10	470
Trend Micro Inc.	25	890
VeriSign Inc. (c) (e)	9	621
Visa Inc. - Class A	8	557
Yahoo! Japan Corp.	807	3,074
Yandex NV (c)	15	157
		42,926
MATERIALS - 2.5%
Celanese Corp. - Class A (e)	10	568
Koninklijke Philips NV	42	1,947
LafargeHolcim Ltd.	42	2,216
Monsanto Co.	24	2,065
Praxair Inc.	13	1,365
Rio Tinto Plc	6	195
Vale SA - ADR	413	1,384
Yamato Kogyo Co. Ltd.	77	1,550
		11,290
TELECOMMUNICATION SERVICES - 4.4%
America Movil SAB de CV - ADR (e)	186	3,085
Bharti Airtel Ltd.	605	3,124
China Unicom Hong Kong Ltd.	960	1,221
Deutsche Telekom AG	17	296
HKT Trust	871	1,036
KDDI Corp.	65	1,444
LG Telecom Ltd.	136	1,393
NII Capital Corp. (c)	2	14
NTT DoCoMo Inc.	60	1,004
Singapore Telecommunications Ltd.	496	1,255

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
SK Telecom Co. Ltd.	2	504
SoftBank Group Corp.	63	2,899
TDC A/S	108	559
Verizon Communications Inc.	7	299
Vodafone Group Plc	553	1,745
		19,878
UTILITIES - 2.0%
AES Corp.	143	1,398
Cheung Kong Infrastructure Holdings Ltd. (e)	280	2,510
CMS Energy Corp.	26	918
Energias de Portugal SA	207	760
Enersis SA - ADR	61	773
Eversource Energy	23	1,174
Fortum Oyj	99	1,465
		8,998
Total Common Stocks (cost $276,079)		284,393

PREFERRED STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Corporate Risk Holdings Corp. (c) (f) (q)	—	—
Corporate Risk Holdings I Inc. (c) (f) (q)	5	59
Hyundai Motor Co.	2	199
		258
ENERGY - 0.3%
Surgutneftegas OAO	2,145	1,299

INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd. (c) (f) (q)	7	—

MATERIALS - 0.2%
Vale SA - ADR	343	1,150
Total Preferred Stocks (cost $5,368)		2,707

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.1%
Ally Master Owner Trust, 1.29%, 01/15/17	$125	125
AmeriCredit Automobile Receivables Trust
0.72%, 08/08/16	50	50
1.27%, 08/08/17	10	10
Appalachian Consumer Rate Relief Funding LLC, 3.77%, 08/01/28	100	110
BA Credit Card Trust, 0.59%, 01/15/19 (i)	125	125
Banc of America Commercial Mortgage Trust REMIC
6.42%, 12/10/17 (i)	56	60
5.89%, 07/10/44 (i)	32	32
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.71%, 09/11/17 (i)	20	21
CarMax Auto Owner Trust, 0.79%, 10/15/18	35	35
Citibank Credit Card Issuance Trust
1.02%, 02/22/17	100	100
2.15%, 07/15/19	275	281
Citigroup Commercial Mortgage Trust REMIC, 5.43%, 10/15/49	100	103
COMM Mortgage Trust REMIC, 5.29%, 12/10/16	23	24
Commercial Mortgage Pass-Through Certificates REMIC, 5.61%, 01/15/49 (i)	45	47
Commercial Mortgage Trust REMIC
6.01%, 06/10/16 (i)	79	79
5.43%, 01/10/17	90	94
5.99%, 07/10/17 (i)	6	7
5.87%, 08/10/17 (i)	25	26
Core Industrial Trust REMIC, 3.04%, 02/10/22 (p) (q)	360	366
Credit Suisse Commercial Mortgage Trust REMIC
5.46%, 09/15/16	80	82
5.89%, 06/15/39 (i)	36	38
Credit Suisse Mortgage Capital Certificates REMIC, 5.69%, 07/15/17 (i)	50	53
CSMC Trust REMIC, 1.01%, 04/15/16 (i) (p) (q)	100	100
Discover Card Execution Note Trust, 0.56%, 02/15/18 (i)	200	199
Enterprise Fleet Financing LLC, 0.87%, 12/20/16 (p) (q)	126	126
EQTY Mortgage Trust REMIC, 1.05%, 05/08/16 (i) (p) (q)	115	114
Fifth Third Auto Trust, 0.68%, 01/16/17	72	72
Ford Credit Auto Owner Trust, 0.79%, 05/15/18	83	83
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	42	44
GS Mortgage Securities Trust REMIC, 5.99%, 08/10/45 (i)	20	21
Hilton USA Trust REMIC, 2.66%, 11/05/18 (p) (q)	200	200
Honda Auto Receivables Owner Trust, 0.67%, 02/21/17	100	100
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.81%, 05/12/16 (i)	9	9
5.43%, 01/12/17 (i)	99	103
5.44%, 03/15/17	102	106
5.88%, 05/12/17 (i)	131	138
5.85%, 07/15/17 (i)	38	40
5.72%, 11/15/17	25	26
5.81%, 06/12/43 (i)	25	26
5.55%, 05/12/45	195	200
LB Commercial Mortgage Trust REMIC, 6.05%, 07/15/44 (i)	25	27
LB-UBS Commercial Mortgage Trust REMIC
5.64%, 03/15/39 (i)	57	58
5.43%, 02/15/40	57	59
5.49%, 02/15/40	225	235
6.37%, 09/15/45 (i)	25	27
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 6.07%, 07/12/17 (i)	25	27
Mississippi Higher Education Assistance Corp., 0.87%, 07/25/27 (i)	138	136
Morgan Stanley Capital I Trust REMIC
5.32%, 12/15/16	147	153
5.82%, 06/11/17 (i)	19	20
Trade MAPS 1 Ltd.
0.90%, 12/10/16 (i) (p) (q)	125	125
1.45%, 12/10/16 (i) (p) (q)	100	100
Wachovia Bank Commercial Mortgage Trust REMIC
5.89%, 04/15/16 (i)	92	94
5.75%, 07/15/16 (i)	51	52
5.50%, 04/15/47	25	26
5.59%, 04/15/47 (i)	20	21
5.90%, 06/15/49 (i)	50	52
Total Non-U.S. Government Agency Asset- Backed Securities (cost $4,847)		4,787

CORPORATE BONDS AND NOTES - 6.9%
CONSUMER DISCRETIONARY - 0.2%
Comcast Corp.
5.88%, 02/15/18	250	275
3.38%, 08/15/25	45	46
4.60%, 08/15/45	80	82
DISH DBS Corp., 4.25%, 04/01/18	75	73

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	125	129
NBCUniversal Enterprise Inc., 1.97%, 04/15/19 (p) (q)	100	100
Thomson Reuters Corp.
4.30%, 11/23/23	60	62
5.65%, 11/23/43	40	43
		810
CONSUMER STAPLES - 0.2%
Altria Group Inc., 2.63%, 01/14/20	100	101
ConAgra Foods Inc.
1.30%, 01/25/16	30	30
3.20%, 01/25/23	22	21
CVS Caremark Corp., 2.25%, 08/12/19	35	35
CVS Health Corp., 3.88%, 07/20/25	255	263
Imperial Tobacco Finance Plc, 8.38%, 02/17/16, EUR	150	173
Philip Morris International Inc., 4.25%, 11/10/44	50	48
Reynolds American Inc.
2.30%, 06/12/18	15	15
3.25%, 06/12/20	35	36
4.00%, 06/12/22	65	68
4.85%, 09/15/23	10	11
4.45%, 06/12/25	315	330
5.70%, 08/15/35	10	11
6.15%, 09/15/43	5	6
5.85%, 08/15/45	55	61
		1,209
ENERGY - 0.5%
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	60	64
Columbia Pipeline Group Inc.
2.45%, 06/01/18 (p) (q)	40	40
3.30%, 06/01/20 (p) (q)	5	5
4.50%, 06/01/25 (p) (q)	5	5
5.80%, 06/01/45 (p) (q)	10	10
Devon Energy Corp., 3.25%, 05/15/22	35	34
Diamond Offshore Drilling Inc., 4.88%, 11/01/43	35	23
Enbridge Energy Partners LP, 5.20%, 03/15/20	120	129
Enbridge Inc., 4.50%, 06/10/44	15	12
EnLink Midstream Partners LP, 4.40%, 04/01/24	30	29
Kinder Morgan Energy Partners LP
3.50%, 03/01/21	40	38
3.50%, 09/01/23	50	44
4.25%, 09/01/24	30	27
5.50%, 03/01/44	20	17
Kinder Morgan Inc., 4.30%, 06/01/25	165	148
PDC Energy Inc., 7.75%, 10/15/22	100	99
Petroleos Mexicanos
3.50%, 07/18/18	35	35
8.00%, 05/03/19	40	45
4.88%, 01/24/22	135	134
5.63%, 01/23/46 (p) (q)	290	237
Phillips 66 Partners LP, 4.68%, 02/15/45	5	4
Southwestern Energy Co., 4.95%, 01/23/25 (l)	40	36
Statoil ASA, 3.70%, 03/01/24 (e)	75	77
TransCanada Pipelines Ltd., 6.50%, 08/15/18	475	532
Transportadora de Gas del Peru SA, 4.25%, 04/30/28 (p) (q)	200	187
Williams Partners LP
5.25%, 03/15/20	175	187
4.30%, 03/04/24	160	145
		2,343
FINANCIALS - 3.6%
ACE INA Holdings Inc., 3.35%, 05/15/24	40	40
Alexandria Real Estate Equities Inc., 2.75%, 01/15/20	40	40
Allianz SE, 4.75%, (callable at 100 beginning 10/24/23) (m), EUR	200	231
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	50	49
Assicurazioni Generali SpA, 10.13%, 07/10/42, EUR	100	144
AvalonBay Communities Inc., 2.85%, 03/15/23	35	34
Aviva Plc, 6.88%, 05/20/58, GBP	150	247
AXA SA, 5.45%, (callable at 100 beginning 03/04/26) (m), GBP	225	340
Bank of America Corp., 3.88%, 08/01/25	180	183
Barclays Bank Plc
10.00%, 05/21/21, GBP	125	242
6.63%, 03/30/22, EUR	70	96
Barclays Plc, 3.65%, 03/16/25 (e)	200	191
BAT International Finance Plc
2.75%, 06/15/20 (p) (q)	30	31
3.50%, 06/15/22 (p) (q)	20	21
3.95%, 06/15/25 (p) (q)	30	31
BBVA Subordinated Capital SAU, 3.50%, 04/11/24, EUR	200	227
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	75	76
BNP Paribas SA, 2.87%, 03/20/26, EUR	325	364
BPCE SA, 4.63%, 07/18/23, EUR	100	125
CaixaBank SA, 5.00%, 11/14/23, EUR	500	575
CIT Group Inc., 4.25%, 08/15/17	150	152
Citigroup Inc.
1.70%, 04/27/18	150	149
2.40%, 02/18/20	180	179
3.30%, 04/27/25	70	68
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.88%, 07/25/23, EUR	250	303
Corporate Office Properties LP, 3.60%, 05/15/23	15	14
Credit Agricole SA, 4.38%, 03/17/25 (p) (q)	200	193
Credit Suisse, 3.00%, 10/29/21	250	250
Daimler Finance North America LLC, 2.25%, 03/02/20 (p) (q)	250	243
DDR Corp., 3.63%, 02/01/25	40	38
Developers Diversified Realty Corp., 4.75%, 04/15/18	40	42
ERP Operating LP, 4.63%, 12/15/21	40	44
Essex Portfolio LP, 3.50%, 04/01/25	125	121
General Electric Capital European Funding, 5.38%, 01/23/20, EUR	100	133
Goldman Sachs Group Inc.
5.25%, 07/27/21	200	223
3.50%, 01/23/25	280	276
4.80%, 07/08/44	20	20
Hospitality Properties Trust, 4.50%, 06/15/23	30	30
HSBC Holdings Plc, 4.25%, 08/18/25	200	197
Intesa Sanpaolo SpA
6.63%, 09/13/23, EUR	285	377
5.02%, 06/26/24 (p) (q)	200	197
JPMorgan Chase & Co.
3.25%, 09/23/22	180	180
3.90%, 07/15/25	155	159
Landwirtschaftliche Rentenbank, 1.75%, 04/15/19	130	132
Lloyds Bank Plc
6.50%, 03/24/20, EUR	420	559
7.63%, 04/22/25, GBP	140	267

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	250	307
Morgan Stanley, 4.00%, 07/23/25	65	67
NN Group NV
4.50% (callable at 100 beginning 08/10/25) (m), EUR	100	104
4.62%, 04/08/44, EUR	100	111
Nordea Kredit Realkreditaktieselskab, 2.00%, 10/01/37, DKK	4,845	694
Nykredit Realkredit A/S
2.00%, 10/01/37, DKK	19,799	2,836
2.50%, 10/01/37, DKK	3,100	456
2.50%, 10/01/47, DKK	1,752	250
PNC Bank NA, 2.30%, 06/01/20	250	248
Private Export Funding Corp., 3.55%, 01/15/24	195	210
Realkredit Danmark A/S
2.00%, 10/01/37, DKK	10,627	1,524
2.50%, 10/01/37, DKK	1,100	162
Scentre Group Trust, 3.50%, 02/12/25 (p) (q)	105	104
Shell International Finance BV, 3.25%, 05/11/25	60	59
Svenska Handelsbanken AB, 2.66%, 01/15/24, EUR	140	161
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19 (p) (q)	200	187
WEA Finance LLC
2.70%, 09/17/19 (p) (q)	200	199
3.25%, 10/05/20 (p) (q)	400	404
3.75%, 09/17/24 (p) (q)	200	197
Wells Fargo & Co., 3.55%, 09/29/25	200	200
		16,313
HEALTH CARE - 1.3%
AbbVie Inc.
1.80%, 05/14/18	30	30
2.50%, 05/14/20	360	358
2.90%, 11/06/22	115	113
3.20%, 11/06/22	10	10
3.60%, 05/14/25	330	326
4.50%, 05/14/35	140	133
4.40%, 11/06/42	20	18
4.70%, 05/14/45	40	39
Actavis Funding SCS
3.00%, 03/12/20	50	50
3.45%, 03/15/22	495	488
3.80%, 03/15/25	170	165
4.55%, 03/15/35	80	74
4.75%, 03/15/45	60	55
Amgen Inc.
3.13%, 05/01/25	50	48
4.40%, 05/01/45	50	46
Baxalta Inc.
4.00%, 06/23/25 (p) (q)	125	125
5.25%, 06/23/45 (p) (q)	20	20
Baxter International Inc., 1.85%, 06/15/18	140	140
Bayer US Finance LLC, 3.38%, 10/08/24	200	201
Becton Dickinson and Co.
2.68%, 12/15/19	80	81
3.73%, 12/15/24	185	188
4.69%, 12/15/44	40	40
Biogen Inc., 3.63%, 09/15/22	50	50
Celgene Corp.
3.63%, 05/15/24	40	40
4.63%, 05/15/44	40	38
EMD Finance LLC
2.40%, 03/19/20 (p) (q)	70	70
2.95%, 03/19/22 (p) (q)	20	20
3.25%, 03/19/25 (p) (q)	170	165
Gilead Sciences Inc.
2.55%, 09/01/20	70	70
3.50%, 02/01/25	300	302
3.65%, 03/01/26	60	60
Kinetic Concepts Inc., 12.50%, 11/01/19 (e)	200	212
Laboratory Corp. of America Holdings, 3.60%, 02/01/25	50	48
McKesson Corp.
3.80%, 03/15/24	40	41
4.88%, 03/15/44	20	20
Medtronic Inc.
2.50%, 03/15/20	125	127
3.50%, 03/15/25	505	516
4.63%, 03/15/45	40	41
Pfizer Inc., 7.20%, 03/15/39	5	7
Roche Holdings Inc.
2.25%, 09/30/19 (p) (q)	200	203
3.35%, 09/30/24 (p) (q)	200	205
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	25	25
4.15%, 02/01/24	45	47
UnitedHealth Group Inc.
2.70%, 07/15/20	65	67
3.75%, 07/15/25	60	62
4.63%, 07/15/35	15	16
4.75%, 07/15/45	25	26
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20 (p) (q)	200	199
Zimmer Holdings Inc.
3.15%, 04/01/22	55	54
3.55%, 04/01/25	300	294
		5,773
INDUSTRIALS - 0.1%
Burlington Northern Santa Fe LLC, 3.40%, 09/01/24	45	45
Hertz Corp., 2.73%, 03/25/21 (f) (p) (q)	159	159
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34 (p) (q)	200	194
Volvo AB, 5.00%, 05/31/17, EUR	150	180
		578
INFORMATION TECHNOLOGY - 0.1%
First Data Corp., 8.25%, 01/15/21 (p) (q)	275	286
Harris Corp.
2.00%, 04/27/18	40	40
2.70%, 04/27/20	10	10
3.83%, 04/28/25	5	5
4.85%, 04/27/35	35	34
5.05%, 04/27/45	40	38
		413
MATERIALS - 0.1%
ArcelorMittal, 7.00%, 02/25/22 (e) (k)	125	114
First Quantum Minerals Ltd.
6.75%, 02/15/20 (e) (p) (q)	100	67
7.00%, 02/15/21 (p) (q)	100	65
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22 (p) (q)	60	38
		284
TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc.
2.45%, 06/30/20	80	79
3.40%, 05/15/25	162	155
France Telecom SA, 9.00%, 03/01/31 (k)	28	40
Frontier Communications Corp., 9.25%, 07/01/21	200	192

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Orange SA
5.00%, (callable at 100 beginning 10/01/26) (m), EUR	150	164
5.38%, 11/22/50, GBP	100	175
Sprint Nextel Corp., 7.00%, 08/15/20	100	83
T-Mobile USA Inc., 6.63%, 04/01/23	125	124
Verizon Communications Inc.
4.27%, 01/15/36	88	80
4.52%, 09/15/48	191	168
		1,260
UTILITIES - 0.5%
Abu Dhabi National Energy Co., 3.63%, 01/12/23 (p) (q)	600	589
American Electric Power Co. Inc., 1.65%, 12/15/17	80	80
CMS Energy Corp., 4.70%, 03/31/43	53	54
Comision Federal de Electricidad, 4.88%, 05/26/21	200	207
Dominion Gas Holdings LLC, 2.50%, 12/15/19	90	91
Electricite de France
4.88%, 01/22/44 (p) (q)	40	42
6.00%, 01/23/14, GBP	100	182
Exelon Corp.
3.95%, 06/15/25	65	66
5.10%, 06/15/45	80	82
Jersey Central Power & Light Co., 5.63%, 05/01/16	95	97
MidAmerican Energy Co., 4.40%, 10/15/44	16	17
Niagara Mohawk Power Corp.
3.51%, 10/01/24 (p) (q)	40	41
4.28%, 10/01/34 (p) (q)	20	20
Pacific Gas & Electric Co.
3.85%, 11/15/23	50	52
3.75%, 08/15/42	40	36
Pennsylvania Electric Co., 6.05%, 09/01/17	25	27
PG&E Corp., 2.40%, 03/01/19	40	40
Progress Energy Inc.
7.05%, 03/15/19	50	58
7.75%, 03/01/31	20	27
Puget Energy Inc., 6.00%, 09/01/21	33	38
Red Electrica de Espana Finance BV, 3.88%, 01/25/22, EUR	200	257
Southaven Combined Cycle Generation LLC, 3.85%, 08/15/33	45	47
		2,150
Total Corporate Bonds and Notes (cost $32,061)		31,133

GOVERNMENT AND AGENCY OBLIGATIONS - 23.6%
GOVERNMENT SECURITIES - 21.9%
Federal Farm Credit Bank - 0.1% (w)
Federal Farm Credit Bank, 0.26%, 04/17/17 (i)	500	500
Federal Home Loan Bank - 0.1% (w)
Federal Home Loan Bank, 3.38%, 09/08/23	230	249
Federal National Mortgage Association - 0.1% (w)
Federal National Mortgage Association, 2.63%, 09/06/24	365	374
Municipals - 0.3%
Connecticut Housing Finance Authority, 4.00%, 11/15/44	200	215
Maryland Community Development Administration, 2.86%, 09/01/40	125	129
Massachusetts Housing Finance Agency, 4.00%, 12/01/43	20	21
Minnesota Housing Finance Agency
3.00%, 07/01/31	20	20
4.00%, 07/01/38	365	389
2.35%, 03/01/43	42	41
Nebraska Investment Finance Authority
3.00%, 03/01/43	40	41
4.50%, 09/01/43	30	31
South Carolina State Housing Finance & Development, 4.00%, 07/01/41	75	81
South Dakota Housing Development Authority, 4.00%, 05/01/34	20	21
State of California
7.55%, 04/01/39	100	144
7.60%, 11/01/40	105	154
Tennessee Housing Development Agency, 4.00%, 07/01/43	25	26
Utility Debt Securitization Authority, 2.04%, 06/15/21	100	102
		1,415
Sovereign - 13.2%
Argentina Bonar Bond, 7.00%, 04/17/17	300	302
Argentina Government International Bond, 7.00%, 10/03/15	225	225
Bermuda Government International Bond
4.14%, 01/03/23 (p) (q)	200	198
4.85%, 02/06/24 (p) (q)	500	523
Brazil Letras do Tesouro Nacional, 10.00%, 01/01/18, BRL	145	34
Bundesrepublik Deutschland
0.50%, 02/15/25, EUR	850	947
2.50%, 07/04/44 - 08/15/46, EUR	450	649
Colombia Government International Bond, 4.38%, 07/12/21	200	204
Colombia TES
10.00%, 07/24/24, COP	1,020,000	369
7.50%, 08/26/26, COP	1,800,000	543
6.00%, 04/28/28, COP	690,000	181
Dominican Republic International Bond, 7.50%, 05/06/21	175	187
Federal Democratic Republic of Ethiopia, 6.63%, 12/11/24	200	183
France Government Bond, 2.25%, 05/25/24, EUR	200	252
France Government Bond OAT, 1.75%, 11/25/24, EUR	850	1,029
Hashemite Kingdom of Jordan Government Bond, 2.50%, 10/30/20	200	208
Hazine Mustesarligi Varlik Kiralama AS, 4.56%, 10/10/18	500	518
Hungary Government Bond
6.50%, 06/24/19, HUF	184,000	759
7.50%, 11/12/20, HUF	570,500	2,525
7.00%, 06/24/22, HUF	54,830	241
5.50%, 06/24/25, HUF	25,160	105
Hungary Government International Bond
6.25%, 01/29/20	145	163
6.00%, 11/24/23, HUF	101,000	431
India Government Bond
8.83%, 11/25/23, INR	49,100	789
8.60%, 06/02/28, INR	71,700	1,147
Indonesia Government International Bond
5.88%, 03/13/20	140	153
3.75%, 04/25/22	210	200
4.13%, 01/15/25 (p) (q)	200	185
Indonesia Treasury Bond
7.88%, 04/15/19, IDR	2,299,000	149
9.00%, 03/15/29, IDR	1,600,000	103
8.38%, 03/15/34, IDR	3,400,000	201
Ireland Government Bond
4.50%, 04/18/20, EUR	935	1,245
5.00%, 10/18/20, EUR	150	206

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
3.90%, 03/20/23, EUR	505	688
3.40%, 03/18/24, EUR	450	598
5.40%, 03/13/25, EUR	50	76
2.40%, 05/15/30, EUR	500	605
2.00%, 02/18/45, EUR	350	372
Italy Buoni Poliennali Del Tesoro
5.50%, 09/01/22, EUR	425	606
4.75%, 08/01/23 (p) (q), EUR	300	416
4.50%, 03/01/24, EUR	900	1,235
3.50%, 03/01/30 (p) (q), EUR	500	648
Ivory Coast Government International Bond, 5.75%, 12/31/32	200	173
Japan Government Bond
0.10%, 01/15/16 - 05/15/16, JPY	80,000	667
1.20%, 06/20/21, JPY	16,150	143
1.10%, 12/20/21, JPY	40,000	354
0.80%, 09/20/22 - 12/20/22, JPY	270,000	2,358
0.70%, 12/20/22, JPY	140,000	1,214
2.20%, 03/20/30, JPY	45,000	454
1.70%, 06/20/33 - 03/20/44, JPY	135,000	1,231
1.40%, 09/20/34, JPY	30,000	265
2.30%, 12/20/35, JPY	35,000	352
Kenya Government International Bond, 6.88%, 06/24/24	200	181
Malaysia Government Bond
4.50%, 04/15/30, MYR	2,950	661
3.84%, 04/15/33, MYR	100	20
Mexico Bonos
7.75%, 12/14/17 - 11/13/42, MXN	6,700	427
8.00%, 06/11/20, MXN	900	59
6.50%, 06/10/21, MXN	31,400	1,945
10.00%, 12/05/24 - 11/20/36, MXN	34,000	2,587
8.50%, 11/18/38, MXN	930	65
Mexico Government International Bond
5.63%, 01/15/17	182	193
3.63%, 03/15/22	156	157
4.00%, 10/02/23	180	183
Morocco Government International Bond, 4.25%, 12/11/22	250	253
Netherlands Government Bond
4.00%, 07/15/19, EUR	600	774
2.25%, 07/15/22, EUR	420	530
Nigeria Government International Bond, 6.38%, 07/12/23	200	177
Norway Government Bond
4.25%, 05/19/17 (p) (q), NOK	800	100
3.75%, 05/25/21 (p) (q), NOK	1,130	153
3.00%, 03/14/24 (p) (q), NOK	1,100	146
Overseas Private Investment Corp.
0.00%, 11/18/15 (j)	33	33
3.49%, 12/20/29	24	25
Peru Government International Bond, 4.13%, 08/25/27	145	143
Philippine Government International Bond, 9.88%, 01/15/19	100	126
Poland Government Bond
5.25%, 10/25/17 - 10/25/20, PLN	13,300	3,817
5.75%, 10/25/21 - 09/23/22, PLN	5,900	1,833
4.00%, 10/25/23, PLN	2,650	759
3.25%, 07/25/25, PLN	2,250	613
Poland Government International Bond
5.13%, 04/21/21	90	101
4.00%, 01/22/24	50	53
Queensland Treasury Corp., 5.75%, 07/22/24, AUD	330	279
Republic of Ghana, 8.13%, 01/18/26 (p) (q)	200	166
Republic of Honduras, 8.75%, 12/16/20	200	222
Republic of Lithuania, 7.38%, 02/11/20	300	360
Republic of Turkey, 6.88%, 03/17/36	75	81
Russia Government International Bond, 5.00%, 04/29/20	100	103
Slovenia Government International Bond, 5.85%, 05/10/23 (p) (q)	250	286
South Africa Government Bond
6.75%, 03/31/21, ZAR	3,250	221
7.75%, 02/28/23, ZAR	8,975	628
6.50%, 02/28/41, ZAR	10,525	569
Spain Government Bond
5.40%, 01/31/23 (p) (q), EUR	850	1,205
2.75%, 10/31/24 (p) (q), EUR	720	868
5.15%, 10/31/44 (p) (q), EUR	1,490	2,352
Sweden Government Bond, 1.50%, 11/13/23, SEK	5,450	700
Tennessee Valley Authority
3.88%, 02/15/21	100	111
3.50%, 12/15/42 (e)	112	107
Turkey Government Bond
6.30%, 02/14/18, TRY	150	45
9.40%, 07/08/20, TRY	1,475	458
9.00%, 07/24/24, TRY	500	148
Turkey Government International Bond, 6.25%, 09/26/22	225	240
United Kingdom Gilt Treasury Bond, 2.00%, 09/07/25, GBP	850	1,312
United Kingdom Treasury Bond
1.75%, 07/22/19 - 09/07/22, GBP	1,300	2,009
2.00%, 07/22/20, GBP	200	314
2.25%, 09/07/23, GBP	870	1,383
3.25%, 01/22/44, GBP	910	1,593
Zambia Government International Bond, 8.97%, 07/30/27 (p) (q)	200	158
		59,641
Treasury Inflation Index Securities - 2.4%
Deutsche Bundesrepublik Inflation Indexed Bond, 0.10%, 04/15/23 (n), EUR	103	121
Japan Government CPI Indexed Bond, 0.10%, 09/10/23 - 09/10/24 (n), JPY	305,170	2,693
Mexico Government Inflation Indexed Bond
4.00%, 06/13/19 - 11/15/40 (n), MXN	1,062	67
2.00%, 06/09/22 (n), MXN	5,310	303
Mexico Inflation Indexed Udibonos, 4.50%, 12/04/25 (n), MXN	12,743	853
Republic of Turkey Inflation Indexed Note, 2.00%, 09/18/24 (n), TRY	134	39
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/20 - 07/15/24 (n)	812	800
0.63%, 01/15/24 (n)	2,291	2,281
0.25%, 01/15/25 (n)	2,237	2,145
2.38%, 01/15/25 (e) (n)	190	219
0.38%, 07/15/25 (e) (n)	956	932
1.38%, 02/15/44 (n)	461	468
0.75%, 02/15/45 (e) (n)	117	101
		11,022
U.S. Treasury Securities - 5.7%
U.S. Treasury Bond
3.00%, 11/15/44	100	102
2.50%, 02/15/45	875	806
3.00%, 05/15/45 (e)	2,340	2,396
2.88%, 08/15/45	1,175	1,175
U.S. Treasury Note
1.38%, 11/30/15 - 06/30/18 (e)	1,450	1,457
0.88%, 08/15/17	350	352
1.50%, 08/31/18 (e)	1,375	1,398
1.63%, 06/30/19 - 06/30/20	3,660	3,720
1.63%, 08/31/19 (e)	2,139	2,176

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
1.75%, 09/30/19	800	817
1.50%, 10/31/19 - 05/31/20	2,000	2,022
1.25%, 01/31/20	2,492	2,490
1.38%, 02/29/20 - 08/31/20	1,389	1,391
1.13%, 03/31/20	1,575	1,563
2.13%, 08/15/21 (e)	200	206
1.75%, 05/15/22 (e)	450	451
2.50%, 05/15/24 (e)	1,700	1,771
2.13%, 05/15/25	755	760
2.00%, 08/15/25 (e)	700	697
		25,750
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.7%
Federal Home Loan Mortgage Corp. - 0.1%
Federal Home Loan Mortgage Corp. REMIC
0.57%, 04/25/20 (i)	201	201
1.58%, 04/25/22	44	44
2.36%, 07/25/22	25	25
3.17%, 10/25/24	50	52
		322
Federal National Mortgage Association - 0.2%
Federal National Mortgage Association
3.50%, 10/15/45, TBA (g)	720	751
REMIC, 2.61%, 03/25/22 (i)	25	26
REMIC, 3.43%, 07/25/23 (i)	125	133
REMIC, 3.33%, 10/25/23 (i)	209	221
		1,131
Government National Mortgage Association - 1.4%
Government National Mortgage Association
4.00%, 10/20/44 - 02/20/45	1,309	1,395
3.50%, 08/20/45	4,840	5,081
		6,476
Total Government and Agency Obligations (cost $111,321)		106,880

SHORT TERM INVESTMENTS - 10.4%
Investment Company - 4.5%
JNL Money Market Fund, 0.10% (a) (h)	20,586	20,586
Securities Lending Collateral - 5.9%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	26,660	26,660
Total Short Term Investments (cost $47,246)		47,246
Total Investments - 105.4% (cost $476,922)		477,146
Other Assets and Liabilities, Net - (5.4%)		(24,458)
Total Net Assets - 100.0%		$452,688

JNL/Capital Guardian Global Diversified Research Fund

COMMON STOCKS - 96.4%
ARGENTINA - 0.7%
YPF SA - Class D - ADR	188	$2,868

AUSTRALIA - 2.1%
Oil Search Ltd.	528	2,681
Seek Ltd. (e)	220	1,865
Sydney Airport	553	2,324
Transurban Group	288	2,017
		8,887
BRAZIL - 0.7%
CCR SA	172	528
Hypermarcas SA (c)	613	2,347
		2,875
CANADA - 1.3%
Canadian Natural Resources Ltd.	74	1,441
Enbridge Inc.	54	1,994
First Quantum Minerals Ltd. (e)	125	457
Lululemon Athletica Inc. (c) (e)	29	1,489
		5,381
CHILE - 0.3%
Enersis SA - ADR	86	1,087

CHINA - 1.4%
Cheung Kong Property Holdings Ltd.	178	1,300
China Mengniu Dairy Co. Ltd.	278	980
China Pacific Insurance Group Co. Ltd. - Class H	444	1,656
Great Wall Motor Co. Ltd. - Class H	1,809	2,019
		5,955
DENMARK - 1.9%
Novo Nordisk A/S - Class B	146	7,905

FINLAND - 0.6%
Sampo Oyj - Class A	48	2,337

FRANCE - 1.3%
L’Oreal SA	12	2,098
Safran SA	46	3,445
		5,543
HONG KONG - 3.7%
AIA Group Ltd.	964	5,016
Cheung Kong Infrastructure Holdings Ltd. (e)	613	5,494
Jardine Matheson Holdings Ltd.	58	2,760
Minth Group Ltd.	1,332	2,385
		15,655
INDIA - 1.6%
Bharti Airtel Ltd.	436	2,248
Lupin Ltd.	73	2,272
Sun Pharmaceutical Industries Ltd.	155	2,045
		6,565
IRELAND - 0.5%
Accenture Plc - Class A	24	2,309

ITALY - 0.5%
Cerved Information Solutions SpA (c)	282	2,083

JAPAN - 7.3%
Cosmos Pharmaceutical Corp. (e)	10	1,223
Denso Corp.	41	1,737
Exedy Corp.	48	1,069
Fujitec Co. Ltd. (e)	96	839
Hamamatsu Photonics KK	102	2,306
Kawasaki Heavy Industries Ltd.	410	1,415
KDDI Corp.	113	2,525
Keyence Corp.	7	3,069
Kubota Corp.	145	1,996
Murata Manufacturing Co. Ltd.	17	2,183
Oracle Corp. Japan	34	1,415
Ship Healthcare Holdings Inc.	29	617
SMC Corp.	5	1,160
SoftBank Group Corp.	41	1,877
Sysmex Corp.	44	2,345
Trend Micro Inc.	65	2,282
Yamato Kogyo Co. Ltd.	127	2,550
		30,608

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
MACAU - 0.5%
Wynn Macau Ltd. (e)	1,778	2,035

MEXICO - 1.1%
America Movil SAB de CV — Class L - ADR (e)	187	3,098
Grupo Sanborns SA de CV - Class B-1 (e) (q)	1,010	1,625
		4,723
NETHERLANDS - 3.5%
ASML Holding NV	40	3,504
ASML Holding NV - ADR	19	1,689
Core Laboratories NV (e)	11	1,068
Gemalto NV	25	1,612
Koninklijke Philips NV	86	3,964
Unilever NV - CVA	76	3,051
		14,888
RUSSIAN FEDERATION - 0.6%
Rosneft OAO - GDR	217	802
Surgutneftegas OAO - ADR	289	1,731
		2,533
SINGAPORE - 1.8%
Avago Technologies Ltd. (e)	41	5,075
Singapore Telecommunications Ltd.	1,060	2,683
		7,758
SOUTH AFRICA - 1.4%
Mr Price Group Ltd.	119	1,665
Naspers Ltd. - Class N	19	2,318
Shoprite Holdings Ltd.	156	1,772
		5,755
SOUTH KOREA - 1.3%
Hyundai Motor Co.	17	2,362
LG Household & Health Care Ltd.	4	3,217
		5,579
SWEDEN - 2.1%
Assa Abloy AB - Class B	240	4,296
Svenska Handelsbanken AB - Class A	304	4,366
		8,662
SWITZERLAND - 5.2%
ACE Ltd.	22	2,275
Cie Financiere Richemont SA	34	2,642
LafargeHolcim Ltd.	77	4,026
Nestle SA	27	2,008
Partners Group Holding AG	14	4,669
Roche Holding AG	17	4,538
Swatch Group AG - Class B (e)	4	1,322
Swatch Group AG	3	240
		21,720
TAIWAN - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	160	3,320

UNITED KINGDOM - 6.1%
Amec Foster Wheeler Plc	67	731
ARM Holdings Plc	156	2,238
Associated British Foods Plc	34	1,725
AstraZeneca Plc	92	5,828
British American Tobacco Plc	46	2,538
Diageo Plc	170	4,562
Henderson Group Plc	796	3,136
Michael Page International Plc	240	1,726
Next Plc	11	1,279
Rio Tinto Plc	52	1,741
		25,504
UNITED STATES OF AMERICA - 48.1%
AES Corp. (e)	189	1,845
Allegheny Technologies Inc. (e)	32	458
Amazon.com Inc. (c)	4	2,048
American Tower Corp.	60	5,252
AmerisourceBergen Corp.	38	3,648
Aon Plc - Class A	45	3,979
Apple Inc.	44	4,842
Broadcom Corp. - Class A	91	4,665
Celanese Corp. - Class A (e)	26	1,509
Cerner Corp. (c)	52	3,106
Chevron Corp.	23	1,775
CME Group Inc. - Class A	33	3,079
CMS Energy Corp.	67	2,349
Cobalt International Energy Inc. (c) (e)	59	416
Comcast Corp. - Class A	47	2,651
ConocoPhillips Co.	21	1,017
Danaher Corp.	65	5,522
DaVita HealthCare Partners Inc. (c)	59	4,231
Delphi Automotive Plc	47	3,581
Discover Financial Services	53	2,750
Eaton Corp. Plc	65	3,309
Eli Lilly & Co.	119	9,959
EOG Resources Inc.	67	4,870
Gannett Co. Inc.	79	1,165
Goldman Sachs Group Inc.	18	3,058
Google Inc. - Class C (c)	4	2,623
Halliburton Co.	34	1,213
Hewlett-Packard Co.	84	2,144
Hexcel Corp.	124	5,563
Home Depot Inc.	12	1,397
Humana Inc.	18	3,276
IDEX Corp.	37	2,638
Illumina Inc. (c)	22	3,868
Incyte Corp. (c)	111	12,280
Intercontinental Exchange Inc.	12	2,843
Jabil Circuit Inc.	82	1,830
Marsh & McLennan Cos. Inc.	48	2,501
Medtronic Plc	49	3,280
Microsoft Corp.	99	4,368
Monsanto Co. (e)	39	3,362
NetApp Inc.	57	1,681
Nielsen Holdings Plc	87	3,851
Nike Inc. - Class B (e)	25	3,025
Norfolk Southern Corp.	28	2,147
Norwegian Cruise Line Holdings Ltd. (c)	106	6,062
Panera Bread Co. - Class A (c) (e)	12	2,340
Philip Morris International Inc.	28	2,237
PNC Financial Services Group Inc.	27	2,444
Praxair Inc.	22	2,231
Priceline Group Inc. (c)	2	2,597
Procter & Gamble Co.	63	4,511
Quest Diagnostics Inc.	25	1,537
Schlumberger Ltd.	30	2,062
Sensata Technologies Holding NV (c)	21	909
Sirius XM Holdings Inc. (c) (e)	712	2,661
St. Jude Medical Inc.	38	2,398
Starbucks Corp.	60	3,405
Tableau Software Inc. - Class A (c)	20	1,620
Tegna Inc. (e)	50	1,122
TransDigm Group Inc. (c) (e)	12	2,634
Umpqua Holdings Corp. (e)	97	1,581
Union Pacific Corp.	26	2,254
VeriSign Inc. (c) (e)	30	2,145
Verizon Communications Inc.	45	1,966
Visa Inc. - Class A	40	2,814
Waste Connections Inc.	48	2,308

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Wells Fargo & Co.	48	2,485
Wynn Resorts Ltd. (e)	16	855
		202,152
Total Common Stocks (cost $366,127)		404,687

PREFERRED STOCKS - 1.0%
BRAZIL - 0.7%
Vale SA	828	2,779

SOUTH KOREA - 0.3%
Hyundai Motor Co.	15	1,407
Total Preferred Stocks (cost $10,425)		4,186

SHORT TERM INVESTMENTS - 11.2%
Investment Company - 2.5%
JNL Money Market Fund, 0.10% (a) (h)	10,436	10,436
Securities Lending Collateral - 8.7%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	36,613	36,613
Total Short Term Investments (cost $47,049)		47,049
Total Investments - 108.6% (cost $423,601)		455,922
Other Assets and Liabilities, Net - (8.6%)		(36,037)
Total Net Assets - 100.0%		$419,885

JNL/Causeway International Value Select Fund

COMMON STOCKS - 76.8%
AUSTRALIA - 0.7%
Westfield Corp.	784	$5,516
BELGIUM - 0.6%
KBC Groep NV	67	4,244
BRAZIL - 0.0%
Itau Unibanco Holding SA - ADR	—	—
CANADA - 1.2%
Imperial Oil Ltd.	298	9,438
CHINA - 4.6%
China Merchants Holdings International Co. Ltd.	2,120	6,259
China Mobile Ltd.	1,567	18,757
CNOOC Ltd.	10,435	10,744
		35,760
FRANCE - 12.0%
AXA SA	163	3,948
BNP Paribas	198	11,671
Engie	892	14,431
Legrand SA	211	11,227
Sanofi SA	170	16,171
Schneider Electric SA	215	12,029
Technip SA	201	9,498
Total SA	325	14,617
		93,592
GERMANY - 4.3%
Bayer AG	84	10,721
Linde AG	82	13,283
SAP AG	149	9,642
		33,646
IRELAND - 0.5%
Ryanair Holdings Plc - ADR	50	3,939

JAPAN - 10.9%
East Japan Railway Co.	197	16,626
Hitachi Ltd.	2,955	14,911
KDDI Corp.	1,044	23,372
Shin-Etsu Chemical Co. Ltd.	128	6,539
Sumitomo Mitsui Financial Group Inc.	268	10,178
Toyota Motor Corp.	227	13,296
		84,922
NETHERLANDS - 5.9%
Akzo Nobel NV	346	22,515
Relx NV	1,296	21,180
Unilever NV - CVA	51	2,048
		45,743
SOUTH KOREA - 4.6%
Hyundai Motor Co.	45	6,202
KT&G Corp.	120	11,265
SK Telecom Co. Ltd.	82	18,106
		35,573
SPAIN - 1.4%
CaixaBank SA	2,819	10,880

SWITZERLAND - 9.7%
Cie Financiere Richemont SA	108	8,429
Clariant AG	376	6,333
Credit Suisse Group AG	128	3,081
Givaudan SA	2	2,641
Novartis AG	165	15,181
Roche Holding AG	51	13,493
UBS Group AG	857	15,841
Zurich Financial Services AG	44	10,722
		75,721
UNITED KINGDOM - 20.4%
Aviva Plc	2,550	17,442
Barclays Plc	3,967	14,680
British American Tobacco Plc	372	20,515
Carnival Plc	228	11,816
Diageo Plc	374	10,046
GlaxoSmithKline Plc	888	17,035
HSBC Holdings Plc	2,260	16,967
International Consolidated Airlines Group SA (c)	926	8,273
Lloyds Banking Group Plc	11,737	13,362
SSE Plc	762	17,254
Vodafone Group Plc	3,538	11,160
		158,550
Total Common Stocks (cost $618,994)		597,524

PREFERRED STOCKS - 1.4%
GERMANY - 1.4%
Volkswagen AG	102	11,214
Total Preferred Stocks (cost $17,350)		11,214

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
SHORT TERM INVESTMENTS - 21.5%
Investment Company - 21.5%
JNL Money Market Fund, 0.10% (a) (h)	167,628	167,628
Total Short Term Investments (cost $167,628)		167,628
Total Investments - 99.7% (cost $803,972)		776,366
Other Assets and Liabilities, Net - 0.3%		2,155
Total Net Assets - 100.0%		$778,521

JNL/DFA U.S. Core Equity Fund

COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 16.5%
1-800-Flowers.com Inc. - Class A (c) (e)	2	$22
Aaron’s Inc.	6	225
Abercrombie & Fitch Co. - Class A (e)	4	93
Advance Auto Parts Inc.	3	539
Aeropostale Inc. (c) (e)	3	2
AH Belo Corp. - Class A	3	14
Amazon.com Inc. (c)	11	5,452
AMC Entertainment Holdings Inc. - Class A	2	43
AMC Networks Inc. - Class A (c)	2	150
America’s Car-Mart Inc. (c)	1	32
American Axle & Manufacturing Holdings Inc. (c)	5	91
American Eagle Outfitters Inc. (e)	17	266
American Public Education Inc. (c)	1	30
Apollo Education Group Inc. - Class A (c)	9	104
ARAMARK Corp.	9	258
Arctic Cat Inc. (e)	1	20
Asbury Automotive Group Inc. (c)	3	238
Ascena Retail Group Inc. (c)	17	235
Ascent Capital Group Inc. - Class A (c)	1	25
Autoliv Inc. (e)	4	412
AutoNation Inc. (c)	6	371
AutoZone Inc. (c)	1	579
Barnes & Noble Education Inc. (c)	3	41
Barnes & Noble Inc.	6	73
Bassett Furniture Industries Inc.	1	14
Bebe Stores Inc. (e)	9	8
Bed Bath & Beyond Inc. (c)	10	554
Belmond Ltd. - Class A (c)	8	84
Best Buy Co. Inc.	19	721
Big 5 Sporting Goods Corp.	2	25
Big Lots Inc.	5	222
Biglari Holdings Inc. (c)	—	14
BJ’s Restaurants Inc. (c)	2	93
Bloomin’ Brands Inc.	13	234
Blue Nile Inc. (c)	1	34
Bob Evans Farms Inc.	2	83
BorgWarner Inc.	12	481
Bravo Brio Restaurant Group Inc. (c)	1	11
Bridgepoint Education Inc. (c) (e)	3	26
Bright Horizons Family Solutions Inc. (c)	4	249
Brinker International Inc.	4	232
Brunswick Corp.	6	303
Buckle Inc. (e)	1	50
Buffalo Wild Wings Inc. (c)	2	325
Build-A-Bear Workshop Inc. (c)	1	21
Burlington Stores Inc. (c)	4	210
Cabela’s Inc. - Class A (c) (e)	6	288
Cable One Inc. (c)	—	126
Cablevision Systems Corp. - Class A	16	528
Caleres Inc.	4	107
Callaway Golf Co.	6	52
Capella Education Co.	1	52
Career Education Corp. (c)	7	26
Carmax Inc. (c)	8	449
Carmike Cinemas Inc. (c)	1	26
Carnival Corp.	6	311
Carriage Services Inc.	1	29
Carrol’s Restaurant Group Inc. (c)	2	26
Carter’s Inc.	5	416
Cato Corp. - Class A	2	78
Cavco Industries Inc. (c)	1	34
CBS Corp. - Class A	—	9
CBS Corp. - Class B	12	461
Century Communities Inc. (c)	—	9
Charles & Colvard Ltd. (c)	2	3
Charter Communications Inc. - Class A (c) (e)	2	311
Cheesecake Factory Inc.	5	274
Cherokee Inc. (c)	1	11
Chico’s FAS Inc.	12	186
Childrens Place Retail Stores Inc.	2	92
Chipotle Mexican Grill Inc. (c)	1	721
Choice Hotels International Inc.	4	195
Christopher & Banks Corp. (c)	1	2
Churchill Downs Inc.	1	166
Chuy’s Holdings Inc. (c)	1	38
Cimpress NV (c) (e)	1	105
Cinemark Holdings Inc.	10	315
Citi Trends Inc.	1	30
Clear Channel Outdoor Holdings Inc. (c)	2	13
ClubCorp Holdings Inc.	4	88
Coach Inc.	10	299
Collectors Universe Inc.	—	5
Columbia Sportswear Co.	4	216
Comcast Corp. - Class A	82	4,656
Comcast Corp. - Special Class A	14	818
Conn’s Inc. (c) (e)	2	58
Cooper Tire & Rubber Co.	5	212
Cooper-Standard Holding Inc. (c)	1	37
Core-Mark Holding Co. Inc.	1	93
Cracker Barrel Old Country Store Inc. (e)	2	325
Crocs Inc. (c) (e)	6	74
Crown Media Holdings Inc. - Class A (c)	6	35
CSS Industries Inc.	—	11
CST Brands Inc.	7	229
Culp Inc.	1	29
Cumulus Media Inc. - Class A (c) (e)	16	11
D.R. Horton Inc. (e)	17	500
Dana Holding Corp.	17	271
Darden Restaurants Inc.	6	411
Deckers Outdoor Corp. (c)	2	144
Del Frisco’s Restaurant Group Inc. (c)	1	18
Delphi Automotive Plc	9	669
Denny’s Corp. (c)	5	59
Destination Maternity Corp.	1	8
Destination XL Group Inc. (c)	2	13
DeVry Education Group Inc. (e)	5	140
Diamond Resorts International Inc. (c)	4	99
Dick’s Sporting Goods Inc.	5	253
Dillard’s Inc. - Class A (e)	4	326
DineEquity Inc.	2	184
Discovery Communications Inc. - Class A (c) (e)	7	187
Discovery Communications Inc. - Class C (c)	11	261
DISH Network Corp. - Class A (c)	7	385
Dixie Group Inc. - Class A (c) (e)	—	2
Dollar General Corp.	8	577
Dollar Tree Inc. (c)	10	649
Domino’s Pizza Inc.	4	378
Dorman Products Inc. (c) (e)	2	117

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
DreamWorks Animation SKG Inc. - Class A (c) (e)	6	111
Drew Industries Inc.	2	117
DSW Inc. - Class A	6	143
Dunkin’ Brands Group Inc. (e)	9	456
Entercom Communications Corp. - Class A (c)	3	27
Entravision Communications Corp. - Class A	6	37
Escalade Inc.	1	14
Ethan Allen Interiors Inc. (e)	2	53
EVINE Live Inc. - Class A (c)	1	3
EW Scripps Co. - Class A	5	84
Expedia Inc.	4	492
Express Inc. (c)	7	125
Famous Dave’s Of America Inc. (c)	1	7
Federal-Mogul Corp. (c)	7	46
Fiesta Restaurant Group Inc. (c)	1	60
Finish Line Inc. - Class A	4	79
Five Below Inc. (c) (e)	3	115
Flexsteel Industries Inc.	1	16
Foot Locker Inc.	8	569
Ford Motor Co.	137	1,856
Fossil Group Inc. (c) (e)	5	291
Fox Factory Holding Corp. (c)	2	40
Francesca’s Holdings Corp. (c)	2	20
Fred’s Inc. - Class A (e)	3	34
FTD Cos. Inc. (c)	2	45
Fuel Systems Solutions Inc. (c)	1	4
G-III Apparel Group Ltd. (c)	3	190
Gaiam Inc. - Class A (c) (e)	—	1
GameStop Corp. - Class A (e)	10	428
Gannett Co. Inc.	7	100
Gap Inc.	16	461
Garmin Ltd.	8	297
General Motors Co.	40	1,195
Genesco Inc. (c)	2	108
Gentex Corp.	21	330
Gentherm Inc. (c)	3	135
Genuine Parts Co.	6	497
GNC Holdings Inc. - Class A	9	368
Goodyear Tire & Rubber Co.	21	624
GoPro Inc. - Class A (c) (e)	8	247
Graham Holdings Co.	—	173
Grand Canyon Education Inc. (c)	4	163
Gray Television Inc. (c)	6	74
Green Brick Partners Inc. (c)	1	7
Group 1 Automotive Inc.	2	171
Groupon Inc. - Class A (c) (e)	21	68
Guess? Inc.	6	122
H&R Block Inc.	11	383
HanesBrands Inc.	15	420
Harley-Davidson Inc. (e)	9	516
Harman International Industries Inc.	3	277
Harte-Hanks Inc.	4	15
Hasbro Inc.	5	335
Haverty Furniture Cos. Inc.	2	37
Helen of Troy Ltd. (c)	2	173
hhgregg Inc. (c) (e)	1	4
Hibbett Sports Inc. (c) (e)	2	65
Hilton Worldwide Holdings Inc.	10	230
Home Depot Inc.	41	4,768
HomeAway Inc. (c)	3	78
Hooker Furniture Corp.	1	13
Horizon Global Corp. (c)	1	10
Houghton Mifflin Harcourt Co. (c)	8	155
HSN Inc.	3	199
Hyatt Hotels Corp. - Class A (c)	1	36
Iconix Brand Group Inc. (c) (e)	2	31
Ignite Restaurant Group Inc. (c) (e)	1	4
Installed Building Products Inc. (c)	1	35
International Game Technology Plc	2	37
International Speedway Corp. - Class A	2	62
Interpublic Group of Cos. Inc.	16	306
Interval Leisure Group Inc.	4	79
iRobot Corp. (c) (e)	1	23
Isle of Capri Casinos Inc. (c)	1	19
J.C. Penney Co. Inc. (c) (e)	20	190
Jack in the Box Inc.	2	189
Jamba Inc. (c) (e)	1	8
John Wiley & Sons Inc. - Class A	4	212
John Wiley & Sons Inc. - Class B	—	5
Johnson Controls Inc.	18	739
Journal Media Group Inc.	1	10
K12 Inc. (c)	4	47
Kate Spade & Co. (c)	6	108
KB Home (e)	4	47
Kirkland’s Inc.	2	32
Kohl’s Corp.	17	805
Kona Grill Inc. (c) (e)	1	14
Krispy Kreme Doughnuts Inc. (c)	3	45
L Brands Inc.	5	452
La Quinta Holdings Inc. (c)	10	156
La-Z-Boy Inc.	4	109
Lakeland Industries Inc. (c)	—	2
Lands’ End Inc. (c) (e)	2	41
Las Vegas Sands Corp.	12	459
Leapfrog Enterprises Inc. - Class A (c) (e)	5	3
Lear Corp.	4	473
Leggett & Platt Inc.	6	246
Lennar Corp. - Class A	8	405
Lennar Corp. - Class B	1	24
LGI Homes Inc. (c) (e)	—	4
Libbey Inc.	2	77
Liberty Broadband Corp. - Class A (c)	1	47
Liberty Broadband Corp. - Class C (c)	4	212
Liberty Interactive Corp. QVC Group - Class A (c)	24	639
Liberty Media Corp. - Class A (c)	3	119
Liberty Media Corp. - Class C (c)	7	224
Liberty Tax Inc. - Class A	1	21
Liberty TripAdvisor Holdings Inc. - Class A (c)	6	123
Liberty Ventures - Class A (c)	11	427
Lifetime Brands Inc.	1	16
Lions Gate Entertainment Corp.	7	267
Lithia Motors Inc. - Class A	2	223
Live Nation Inc. (c)	13	313
LKQ Corp. (c)	12	351
Lowe’s Cos. Inc.	30	2,037
Luby’s Inc. (c)	1	6
Lululemon Athletica Inc. (c) (e)	5	229
Lumber Liquidators Holdings Inc. (c) (e)	1	13
M/I Homes Inc. (c)	2	52
Macy’s Inc.	11	557
Madison Square Garden Inc. - Class A (c)	4	315
Marcus Corp.	1	17
Marine Products Corp.	1	8
MarineMax Inc. (c)	1	20
Marriott International Inc. - Class A	4	289
Marriott Vacations Worldwide Corp.	2	165
Mattel Inc. (e)	12	243
Mattress Firm Holding Corp. (c) (e)	1	47
McClatchy Co. - Class A (c)	6	6
McDonald’s Corp.	29	2,849
MDC Holdings Inc. (e)	4	108
Media General Inc. (c) (e)	2	27
Men’s Wearhouse Inc. (e)	3	145
Meredith Corp.	3	124

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Meritage Homes Corp. (c)	3	115
MGM Resorts International (c)	27	500
Michael Kors Holdings Ltd. (c)	9	365
Modine Manufacturing Co. (c)	4	35
Mohawk Industries Inc. (c)	3	481
Monarch Casino & Resort Inc. (c)	1	13
Monro Muffler Brake Inc. (e)	2	156
Morningstar Inc.	3	258
Motorcar Parts of America Inc. (c)	1	37
Movado Group Inc.	1	28
Nathan’s Famous Inc. (e)	—	8
National CineMedia Inc.	4	59
Nautilus Inc. (c)	3	51
Netflix Inc. (c)	5	528
New York & Co. Inc. (c)	5	12
New York Times Co. - Class A	9	111
Newell Rubbermaid Inc.	9	368
News Corp. - Class A	11	134
News Corp. - Class B (e)	6	78
Nexstar Broadcasting Group Inc. - Class A	2	100
Nielsen Holdings Plc	17	771
Nike Inc. - Class B	17	2,129
Nordstrom Inc.	8	580
Norwegian Cruise Line Holdings Ltd. (c)	8	482
NutriSystem Inc.	2	45
NVR Inc. (c) (e)	—	458
O’Reilly Automotive Inc. (c)	4	1,045
Office Depot Inc. (c)	40	258
Omnicom Group Inc.	11	691
Outerwall Inc. (e)	1	74
Overstock.com Inc. (c)	1	9
Oxford Industries Inc.	1	106
Panera Bread Co. - Class A (c)	3	519
Papa John’s International Inc.	3	200
Penn National Gaming Inc. (c)	4	65
Penske Auto Group Inc.	8	383
Pep Boys-Manny Moe & Jack (c)	4	48
Perry Ellis International Inc. (c)	1	26
Pier 1 Imports Inc. (e)	6	43
Polaris Industries Inc. (e)	3	338
Pool Corp.	2	180
Popeyes Louisiana Kitchen Inc. (c)	1	75
Priceline Group Inc. (c)	1	1,733
Pulte Homes Inc.	14	256
PVH Corp.	4	398
Ralph Lauren Corp. - Class A	3	343
RCI Hospitality Holdings Inc. (c)	1	8
Reading International Inc. - Class A (c)	1	15
Red Lion Hotels Corp. (c)	2	18
Red Robin Gourmet Burgers Inc. (c)	1	76
Regal Entertainment Group - Class A (e)	9	177
Regis Corp. (c)	4	53
Remy International Inc.	1	21
Rent-A-Center Inc.	4	106
Restoration Hardware Holdings Inc. (c)	3	247
RetailMeNot Inc. - Class A (c)	1	11
Rocky Brands Inc.	1	9
Ross Stores Inc.	13	617
Royal Caribbean Cruises Ltd.	11	952
Ruby Tuesday Inc. (c)	5	30
Ruth’s Hospitality Group Inc.	3	51
Ryland Group Inc. (e)	4	147
Sabre Corp.	7	197
Sally Beauty Holdings Inc. (c)	11	273
Scholastic Corp.	2	81
Scientific Games Corp. - Class A(c) (e)	3	33
Scripps Networks Interactive Inc. - Class A	4	195
SeaWorld Entertainment Inc. (e)	9	169
Select Comfort Corp. (c)	5	114
Service Corp. International	21	575
ServiceMaster Global Holdings Inc. (c)	9	290
Shiloh Industries Inc. (c) (e)	1	6
Shoe Carnival Inc.	2	41
Shutterfly Inc. (c)	2	86
Shutterstock Inc. (c) (e)	1	32
Signet Jewelers Ltd.	3	400
Sinclair Broadcast Group Inc. - Class A (e)	7	184
Sirius XM Holdings Inc. (c)	71	264
Six Flags Entertainment Corp.	5	251
Sizmek Inc. (c)	3	19
Skechers U.S.A. Inc. - Class A (c)	3	394
Skullcandy Inc. (c)	2	8
Smith & Wesson Holding Corp. (c)	4	60
Sonic Automotive Inc. - Class A	4	89
Sonic Corp.	4	90
Sotheby’s (e)	5	156
Spartan Motors Inc.	2	7
Speedway Motorsports Inc.	3	56
Sportsman’s Warehouse Holdings Inc. (c) (e)	1	14
Stage Stores Inc. (e)	3	28
Standard Motor Products Inc.	2	77
Standard-Pacific Corp. (c)	16	132
Staples Inc.	19	224
Starbucks Corp.	45	2,581
Starz - Class A (c)	6	230
Stein Mart Inc.	4	41
Steiner Leisure Ltd. (c)	1	59
Steven Madden Ltd. (c)	4	162
Stoneridge Inc. (c)	3	38
Strattec Security Corp.	—	8
Strayer Education Inc. (c)	1	53
Sturm Ruger & Co. Inc. (e)	1	70
Superior Industries International Inc.	2	35
Superior Uniform Group Inc.	1	18
Systemax Inc. (c)	2	13
Target Corp.	16	1,291
Taylor Morrison Home Corp. - Class A (c) (e)	3	63
Tegna Inc.	16	369
Tempur Sealy International Inc. (c)	4	278
Tenneco Inc. (c)	6	277
Tesla Motors Inc. (c) (e)	1	294
Texas Roadhouse Inc.	5	190
Thor Industries Inc.	5	239
Tiffany & Co.	6	433
Tile Shop Holdings Inc. (c) (e)	—	2
Tilly’s Inc. - Class A (c)	1	8
Time Inc.	8	160
Time Warner Cable Inc. (e)	8	1,411
Time Warner Inc.	21	1,450
TJX Cos. Inc.	21	1,499
Toll Brothers Inc. (c)	6	206
TopBuild Corp. (c)	2	51
Tower International Inc. (c)	2	40
Town Sports International Holdings Inc.	2	4
Tractor Supply Co.	6	501
TRI Pointe Homes Inc. (c)	12	161
TripAdvisor Inc. (c)	4	246
Tumi Holdings Inc. (c)	5	92
Tupperware Brands Corp.	3	141
Twenty-First Century Fox Inc. - Class A	33	883
Twenty-First Century Fox Inc. - Class B	8	214
Ulta Salon Cosmetics & Fragrance Inc. (c)	2	396
Under Armour Inc. - Class A (c) (e)	5	496
Unifi Inc. (c)	—	12
Universal Electronics Inc. (c)	1	38
Universal Technical Institute Inc.	2	6

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Urban Outfitters Inc. (c)	11	326
Vail Resorts Inc.	3	342
VF Corp.	7	459
Viacom Inc. - Class A (e)	—	4
Viacom Inc. - Class B	9	403
Vista Outdoor Inc. (c)	4	182
Visteon Corp. (c)	3	315
Vitamin Shoppe Inc. (c)	2	67
VOXX International Corp. - Class A (c)	2	14
Walt Disney Co. (e)	35	3,591
Weight Watchers International Inc. (c) (e)	1	6
Wendy’s Co.	28	245
West Marine Inc. (c)	2	18
Weyco Group Inc. (e)	1	14
Whirlpool Corp. (e)	4	609
William Lyon Homes - Class A (c)	2	40
Williams-Sonoma Inc.	4	303
Winmark Corp.	—	26
Winnebago Industries Inc. (e)	2	40
Wolverine World Wide Inc.	9	191
Wyndham Worldwide Corp.	5	392
Wynn Resorts Ltd. (e)	2	96
Yum! Brands Inc.	13	1,052
Zagg Inc. (c)	2	14
Zumiez Inc. (c)	2	30
		111,012
CONSUMER STAPLES - 8.0%
Alico Inc.	1	21
Alliance One International Inc. (c)	1	11
Altria Group Inc.	60	3,264
Andersons Inc.	3	87
Archer-Daniels-Midland Co.	14	564
Avon Products Inc. (e)	12	39
B&G Foods Inc.	5	197
Boston Beer Co. Inc. - Class A (c)	1	168
Boulder Brands Inc. (c) (e)	4	33
Brown-Forman Corp. - Class A (e)	1	121
Brown-Forman Corp. - Class B	4	430
Bunge Ltd.	6	442
Cal-Maine Foods Inc. (e)	4	202
Calavo Growers Inc.	1	44
Campbell Soup Co.	13	670
Casey’s General Stores Inc.	4	426
Central Garden & Pet Co. (c)	1	8
Central Garden & Pet Co. - Class A (c)	3	44
Chefs’ Warehouse Inc. (c) (e)	1	13
Church & Dwight Co. Inc.	5	388
Clorox Co.	6	645
Coca-Cola Bottling Co.	1	131
Coca-Cola Co.	109	4,388
Coca-Cola Enterprises Inc.	14	690
Colgate-Palmolive Co.	26	1,619
ConAgra Foods Inc.	21	855
Constellation Brands Inc. - Class A	5	660
Constellation Brands Inc. - Class B	—	1
Costco Wholesale Corp.	12	1,670
Coty Inc. - Class A (e)	4	95
Craft Brewers Alliance Inc. (c)	1	6
CVS Health Corp.	24	2,322
Darling Ingredients Inc. (c)	11	120
Dean Foods Co.	7	116
Diamond Foods Inc. (c)	2	71
Dr. Pepper Snapple Group Inc.	7	566
Edgewell Personal Care Co.	4	336
Estee Lauder Cos. Inc. - Class A	7	540
Farmer Bros. Co. (c)	1	22
Flowers Foods Inc.	17	422
Fresh Del Monte Produce Inc.	5	178
General Mills Inc.	19	1,048
Hain Celestial Group Inc. (c)	4	205
Herbalife Ltd. (c) (e)	7	378
Hershey Co.	4	387
Hormel Foods Corp. (e)	6	360
HRG Group Inc. (c)	3	32
Ingles Markets Inc. - Class A	1	66
Ingredion Inc.	7	573
Inter Parfums Inc.	2	51
Inventure Foods Inc. (c)	1	10
J&J Snack Foods Corp.	1	148
JM Smucker Co.	4	490
John B. Sanfilippo & Son Inc.	1	36
Kellogg Co.	8	544
Keurig Green Mountain Inc. (e)	4	233
Kimberly-Clark Corp.	10	1,129
Kraft Heinz Foods Co.	17	1,189
Kroger Co.	28	1,024
Lancaster Colony Corp.	2	183
Limoneira Co. (e)	1	18
Mannatech Inc. (c)	—	6
McCormick & Co. Inc.	4	362
Mead Johnson Nutrition Co.	7	509
Medifast Inc. (c)	1	32
MGP Ingredients Inc. (e)	1	22
Molson Coors Brewing Co. - Class B	5	418
Mondelez International Inc. - Class A	24	995
Monster Beverage Corp. (c)	3	412
National Beverage Corp. (c)	2	55
Natural Grocers by Vitamin Cottage Inc. (c)	—	8
Nature’s Sunshine Products Inc. (e)	1	9
Nu Skin Enterprises Inc. - Class A	5	192
Nutraceutical International Corp. (c)	1	26
Oil-Dri Corp. of America	—	2
Omega Protein Corp. (c) (e)	1	24
Orchids Paper Products Co.	1	14
PepsiCo Inc.	47	4,410
Philip Morris International Inc.	34	2,678
Pilgrim’s Pride Corp. (e)	6	123
Pinnacle Foods Inc.	10	398
Post Holdings Inc. (c)	4	260
PriceSmart Inc. (e)	2	161
Procter & Gamble Co.	61	4,388
Revlon Inc. - Class A (c)	3	81
Reynolds American Inc.	24	1,047
Rite Aid Corp. (c)	36	219
Sanderson Farms Inc. (e)	2	142
Seneca Foods Corp. - Class A (c)	1	18
Snyders-Lance Inc.	5	177
SpartanNash Co.	3	75
Spectrum Brands Holdings Inc.	4	399
Sprouts Farmers Market Inc. (c)	9	196
SUPERVALU Inc. (c)	19	138
Sysco Corp.	12	478
The Fresh Market Inc. (c) (e)	2	34
Tootsie Roll Industries Inc. (e)	2	55
TreeHouse Foods Inc. (c)	3	242
Tyson Foods Inc. - Class A (e)	15	631
United Natural Foods Inc. (c)	3	162
Universal Corp. (e)	1	55
USANA Health Sciences Inc. (c)	1	67
Vector Group Ltd.	8	170
Village Super Market Inc. - Class A	1	13
Wal-Mart Stores Inc.	40	2,611
WD-40 Co.	1	77
Weis Markets Inc.	2	79
WhiteWave Foods Co. (c)	6	259

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Whole Foods Market Inc.	8	264
		53,922
ENERGY - 6.5%
Abraxas Petroleum Corp. (c)	4	6
Adams Resources & Energy Inc.	—	10
Alon USA Energy Inc. (e)	6	100
Anadarko Petroleum Corp.	11	640
Antero Resources Corp. (c) (e)	2	43
Apache Corp.	8	294
Atwood Oceanics Inc. (e)	6	84
Baker Hughes Inc.	9	447
Basic Energy Services Inc. (c) (e)	4	13
Bill Barrett Corp. (c) (e)	3	9
Bonanza Creek Energy Inc. (c) (e)	4	18
Bristow Group Inc.	2	39
C&J Energy Services Ltd. (c) (e)	4	13
Cabot Oil & Gas Corp	8	178
California Resources Corp.	18	46
Callon Petroleum Co. (c) (e)	6	44
Cameron International Corp. (c)	11	673
CARBO Ceramics Inc. (e)	1	23
Carrizo Oil & Gas Inc. (c)	5	143
Cheniere Energy Inc. (c)	7	347
Chesapeake Energy Corp. (e)	25	185
Chevron Corp.	40	3,186
Cimarex Energy Co.	3	318
Clayton Williams Energy Inc. (c) (e)	1	50
Cloud Peak Energy Inc. (c) (e)	5	13
Cobalt International Energy Inc. (c)	27	189
Columbia Pipeline Group Inc.	10	182
Comstock Resources Inc. (e)	2	4
Concho Resources Inc. (c)	4	394
ConocoPhillips Co.	26	1,268
CONSOL Energy Inc. (e)	6	61
Contango Oil & Gas Co. (c)	1	9
Continental Resources Inc. (c)	10	281
Core Laboratories NV (e)	3	279
CVR Energy Inc. (e)	4	156
Dawson Geophysical Co. (c)	—	1
Delek US Holdings Inc.	5	150
Denbury Resources Inc. (e)	24	58
Devon Energy Corp.	11	392
DHT Holdings Inc.	5	39
Diamond Offshore Drilling Inc. (e)	9	160
Diamondback Energy Inc. (c)	4	255
Dorian LPG Ltd. (c) (e)	1	6
Dril-Quip Inc. (c)	3	183
Emerald Oil Inc. (c) (e)	—	—
Energen Corp.	5	249
Energy XXII Ltd. (e)	6	6
EnLink Midstream LLC	6	116
EOG Resources Inc.	17	1,227
EP Energy Corp. - Class A (c) (e)	5	28
EQT Corp.	4	281
Era Group Inc. (c)	2	24
Evolution Petroleum Corp.	1	3
Exterran Holdings Inc.	6	104
Exxon Mobil Corp.	128	9,552
FMC Technologies Inc. (c)	13	390
Forum Energy Technologies Inc. (c)	7	84
GasLog Ltd. (e)	5	44
Gastar Exploration Inc. (c) (e)	6	7
Geospace Technologies Corp. (c) (e)	1	10
Green Plains Inc.	3	56
Gulf Island Fabrication Inc.	1	9
Gulfmark Offshore Inc. - Class A (e)	2	13
Gulfport Energy Corp. (c)	7	198
Halcon Resources Corp. (c) (e)	20	10
Halliburton Co.	24	839
Helix Energy Solutions Group Inc. (c)	10	46
Helmerich & Payne Inc. (e)	7	335
Hess Corp.	9	429
HKN Inc. (c)	—	1
HollyFrontier Corp.	10	471
Hornbeck Offshore Services Inc. (c) (e)	2	31
ION Geophysical Corp. (c)	12	5
Jones Energy Inc. - Class A (c) (e)	1	6
Key Energy Services Inc. (c) (e)	13	6
Kinder Morgan Inc.	39	1,071
Kosmos Energy Ltd. (c)	20	111
Laredo Petroleum Holdings Inc. (c) (e)	11	108
LinnCo LLC (e)	8	21
Marathon Oil Corp.	20	301
Marathon Petroleum Corp.	23	1,069
Matador Resources Co. (c) (e)	6	127
Matrix Service Co. (c)	2	43
McDermott International Inc. (c) (e)	4	17
Memorial Resource Development Corp. (c)	—	6
Mitcham Industries Inc. (c)	1	2
Murphy Oil Corp.	10	234
Murphy USA Inc. (c)	5	253
Nabors Industries Ltd.	23	220
National Oilwell Varco Inc.	9	357
Natural Gas Services Group Inc. (c)	1	17
Newfield Exploration Co. (c)	10	345
Newpark Resources Inc. (c)	7	37
Noble Corp. Plc (e)	17	184
Noble Energy Inc.	13	390
Northern Oil and Gas Inc. (c) (e)	4	20
Oasis Petroleum Inc. (c) (e)	10	88
Occidental Petroleum Corp.	10	668
Oceaneering International Inc.	5	193
Oil States International Inc. (c)	4	115
Oneok Inc.	10	326
Pacific Drilling SA (c) (e)	2	2
Panhandle Oil and Gas Inc. - Class A (e)	2	25
Par Petroleum Corp. (c)	1	17
Paragon Offshore Plc (e)	4	1
Parker Drilling Co. (c)	10	26
Parsley Energy Inc. - Class A (c)	—	3
Patterson-UTI Energy Inc.	13	172
PBF Energy Inc. - Class A	7	206
PDC Energy Inc. (c)	3	178
Peabody Energy Corp. (e)	17	24
Penn Virginia Corp. (c) (e)	7	4
PetroQuest Energy Inc. (c)	4	5
PHI Inc. (c)	—	2
PHI Inc. (c)	1	21
Phillips 66	12	899
Pioneer Energy Services Corp. (c)	2	5
Pioneer Natural Resources Co.	3	394
QEP Resources Inc.	15	185
Range Resources Corp. (e)	9	279
Renewable Energy Group Inc. (c) (e)	3	27
Rex Energy Corp. (c) (e)	5	10
Rice Energy Inc. (c) (e)	6	100
RigNet Inc. (c) (e)	1	21
Ring Energy Inc. (c)	1	12
Rowan Cos. Plc - Class A	10	166
RPC Inc. (e)	14	128
RSP Permian Inc. (c)	2	50
SandRidge Energy Inc. (c) (e)	45	12
Schlumberger Ltd.	38	2,645
Scorpio Tankers Inc.	15	136
SEACOR Holdings Inc. (c) (e)	2	95

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
SemGroup Corp. - Class A	3	125
Seventy Seven Energy Inc. (c) (e)	2	3
Ship Finance International Ltd. (e)	5	81
SM Energy Co. (e)	7	218
Southwestern Energy Co. (c)	17	221
Spectra Energy Corp.	13	354
Stone Energy Corp. (c) (e)	5	23
Superior Energy Services Inc.	13	160
Synergy Resources Corp. (c) (e)	7	70
Targa Resources Corp.	6	294
Teekay Corp.	7	218
Tesco Corp.	3	23
Tesoro Corp.	12	1,125
Tetra Technologies Inc. (c)	8	47
Tidewater Inc. (e)	4	50
Transocean Ltd. (e)	23	302
Triangle Petroleum Corp. (c) (e)	6	9
Ultra Petroleum Corp. (c) (e)	8	54
Unit Corp. (c)	3	39
VAALCO Energy Inc. (c)	5	9
Valero Energy Corp.	18	1,066
W&T Offshore Inc. (e)	5	16
Weatherford International Plc (c)	38	321
Western Refining Inc.	11	479
Westmoreland Coal Co. (c) (e)	1	17
Whiting Petroleum Corp. (c)	8	126
Williams Cos. Inc.	16	576
World Fuel Services Corp.	5	166
WPX Energy Inc. (c)	14	94
		44,028
FINANCIALS - 14.0%
1st Source Corp.	2	66
Access National Corp. (e)	—	5
ACE Ltd.	4	455
Affiliated Managers Group Inc. (c)	2	369
AFLAC Inc.	9	542
Alexander & Baldwin Inc.	4	138
Alleghany Corp. (c)	—	220
Allied World Assurance Co. Holdings Ltd.	6	232
Allstate Corp.	9	504
Ally Financial Inc. (c)	27	545
Altisource Portfolio Solutions SA (c)	1	33
Ambac Financial Group Inc. (c)	2	35
American Equity Investment Life Holding Co.	7	165
American Express Co.	24	1,792
American Financial Group Inc.	6	392
American International Group Inc.	19	1,063
American National Bankshares Inc. (e)	—	11
American National Insurance Co.	2	192
Ameriprise Financial Inc.	6	610
Ameris Bancorp	3	82
Amerisafe Inc.	1	70
AmTrust Financial Services Inc. (e)	7	455
Aon Plc - Class A	8	673
Arch Capital Group Ltd. (c)	4	295
Argo Group International Holdings Ltd.	1	41
Arrow Financial Corp.	1	23
Arthur J Gallagher & Co.	7	306
Artisan Partners Asset Management Inc. - Class A	2	85
Aspen Insurance Holdings Ltd.	4	191
Associated Bancorp	12	211
Assurant Inc.	5	364
Assured Guaranty Ltd.	13	332
Astoria Financial Corp.	9	143
Atlantic Coast Financial Corp. (c) (e)	1	5
Atlanticus Holdings Corp. (c)	1	2
Atlas Financial Holdings Inc. (c)	1	10
AV Homes Inc. (c) (e)	1	8
Axis Capital Holdings Ltd.	6	346
Baldwin & Lyons Inc. - Class B	1	21
Banc of California Inc.	1	7
BancFirst Corp.	1	80
Bancorp Inc. (c)	2	18
BancorpSouth Inc.	8	196
Bank Mutual Corp.	4	33
Bank of America Corp.	139	2,160
Bank of Hawaii Corp. (e)	4	241
Bank of Marin Bancorp	—	21
Bank of New York Mellon Corp.	23	905
Bank of the Ozarks Inc.	5	214
BankFinancial Corp.	1	7
BankUnited Inc.	7	240
Banner Corp.	2	94
Bar Harbor Bankshares	1	20
BB&T Corp.	15	542
BBCN Bancorp Inc.	7	102
Beneficial Bancorp Inc. (c)	6	85
Berkshire Hathaway Inc. - Class B (c)	41	5,345
Berkshire Hills Bancorp Inc.	3	72
BGC Partners Inc. - Class A	7	61
BlackRock Inc.	2	471
BNC Bancorp	—	5
BofI Holding Inc. (c) (e)	1	158
BOK Financial Corp. (e)	3	226
Boston Private Financial Holdings Inc.	7	78
Brookline Bancorp Inc.	7	66
Brown & Brown Inc.	11	346
Bryn Mawr Bank Corp.	1	46
BSB BanCorp Inc. (c)	1	13
C&F Financial Corp.	—	1
Calamos Asset Management Inc. - Class A	2	15
Camden National Corp.	1	32
Cape Bancorp Inc.	1	12
Capital Bank Financial Corp. - Class A (c)	1	41
Capital City Bank Group Inc.	1	10
Capital One Financial Corp.	11	831
Capitol Federal Financial Inc.	11	139
Cardinal Financial Corp.	3	58
CareTrust REIT Inc.	2	23
Cascade Bancorp (c)	4	19
Cash America International Inc.	2	68
Cathay General Bancorp	7	202
CBOE Holdings Inc.	6	373
CBRE Group Inc. - Class A (c)	12	375
CenterState Banks of Florida Inc.	3	38
Central Pacific Financial Corp.	3	57
Charles Schwab Corp.	19	546
Charter Financial Corp.	1	9
Chemical Financial Corp.	3	89
Chubb Corp.	5	594
Cincinnati Financial Corp.	5	283
CIT Group Inc.	7	287
Citigroup Inc.	45	2,241
Citizens & Northern Corp.	1	13
Citizens Inc. - Class A (c) (e)	4	27
City Holdings Co. (e)	1	52
City National Corp.	3	293
Clifton Bancorp Inc.	2	27
CME Group Inc.	4	396
CNA Financial Corp. (e)	2	52
CNB Financial Corp.	1	20
CNO Financial Group Inc.	12	216
CoBiz Financial Inc.	3	40
Cohen & Steers Inc.	1	22

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Columbia Banking System Inc.	5	151
Comerica Inc.	6	237
Commerce Bancshares Inc.	7	335
Community Bank System Inc.	3	122
Community Trust Bancorp Inc.	2	57
ConnectOne Bancorp Inc.	2	38
Consolidated-Tomoka Land Co.	—	22
Consumer Portfolio Services Inc. (c)	1	3
Cowen Group Inc. - Class A (c) (e)	9	41
Crawford & Co.	1	8
Credit Acceptance Corp. (c) (e)	1	282
Cullen/Frost Bankers Inc.	4	262
Customers Bancorp Inc. (c)	2	51
CVB Financial Corp.	8	130
Diamond Hill Investment Group Inc.	—	30
Dime Community Bancshares Inc.	3	54
Discover Financial Services	16	854
Donegal Group Inc. - Class A	2	22
E*TRADE Financial Corp. (c)	9	245
Eagle Bancorp Inc. (c)	1	64
East West Bancorp Inc.	11	426
Eaton Vance Corp.	11	372
EMC Insurance Group Inc.	2	38
Emergent Capital Inc. (c)	2	11
Employer Holdings Inc.	3	59
Encore Capital Group Inc. (c) (e)	2	87
Endurance Specialty Holdings Ltd.	4	230
Energizer Holdings Inc.	3	117
Enova International Inc. (c)	2	22
Enstar Group Ltd. (c)	1	211
Enterprise Financial Services Corp.	1	35
Erie Indemnity Co. - Class A	4	344
ESSA BanCorp Inc.	1	13
EverBank Financial Corp.	6	119
Evercore Partners Inc. - Class A	3	159
Everest Re Group Ltd.	2	369
Everi Holdings Inc. (c)	5	27
EZCorp Inc. - Class A (c)	4	24
Farmers Capital Bank Corp. (c)	1	15
FBL Financial Group Inc. - Class A	1	86
Federal Agricultural Mortgage Corp. - Class C	1	23
Federated Investors Inc. - Class B	9	259
Federated National Holding Co.	1	27
Fidelity & Guaranty Life	1	20
Fidelity Southern Corp.	2	35
Fifth Third Bancorp	29	551
Financial Engines Inc. (e)	2	49
Financial Institutions Inc.	1	24
First American Financial Corp. (e)	8	321
First Bancorp Inc. (c)	15	53
First Bancorp Inc.	1	9
First Bancorp Inc.	1	10
First Busey Corp.	2	45
First Business Financial Services Inc.	—	11
First Cash Financial Services Inc. (c)	2	72
First Citizens BancShares Inc. - Class A	1	170
First Commonwealth Financial Corp.	8	72
First Community Bancshares Inc.	2	30
First Connecticut Bancorp Inc. (e)	1	13
First Defiance Financial Corp.	1	27
First Financial Bancorp	5	94
First Financial Bankshares Inc. (e)	2	76
First Financial Corp.	1	31
First Financial Northwest Inc.	1	10
First Horizon National Corp.	15	216
First Interstate BancSystem Inc. - Class A	2	43
First Merchants Corp.	3	81
First Midwest Bancorp Inc.	7	114
First NBC Bank Holding Co. (c)	2	53
First Niagara Financial Group Inc.	24	246
First of Long Island Corp.	1	14
First Republic Bank	6	394
FirstMerit Corp.	11	202
Flagstar Bancorp Inc. (c)	4	76
Flushing Financial Corp.	3	59
FNB Corp.	14	183
FNF Group	7	258
Forest City Enterprises Inc. - Class A (c)	12	233
Forestar Group Inc. (c) (e)	2	32
Fox Chase Bancorp Inc.	1	10
Franklin Resources Inc.	12	462
Fulton Financial Corp.	15	184
FXCM Inc. - Class A	2	2
Gain Capital Holdings Inc. (e)	4	27
GAMCO Investors Inc.	1	35
Genworth Financial Inc. - Class A (c)	30	140
German American Bancorp Inc.	1	31
Glacier Bancorp Inc.	5	137
Global Indemnity Plc (c)	1	22
Goldman Sachs Group Inc.	8	1,457
Great Southern Bancorp Inc.	1	62
Green Dot Corp. - Class A (c)	4	75
Greenhill & Co. Inc.	3	71
Greenlight Capital Re Ltd. - Class A (c)	3	56
Guaranty Bancorp	1	23
Hallmark Financial Services Inc. (c)	2	25
Hancock Holding Co.	7	176
Hanmi Financial Corp.	3	74
Hanover Insurance Group Inc.	3	268
Hartford Financial Services Group Inc.	15	670
HCC Insurance Holdings Inc.	7	517
HCI Group Inc. (e)	1	47
Heartland Financial USA Inc.	2	58
Heritage Commerce Corp.	3	30
Heritage Financial Corp.	2	44
HFF Inc. - Class A	2	77
Hilltop Holdings Inc. (c)	8	160
Home Bancshares Inc.	5	210
HomeStreet Inc. (c)	2	36
HomeTrust Bancshares Inc. (c)	—	9
Horace Mann Educators Corp.	3	106
Horizon BanCorp	1	12
Howard Hughes Corp. (c)	3	312
Hudson City Bancorp Inc.	25	254
Huntington Bancshares Inc.	40	419
IberiaBank Corp.	3	165
Independent Bank Corp.	2	102
Independent Bank Group Inc.	1	25
Interactive Brokers Group Inc.	5	213
Intercontinental Exchange Inc.	1	340
International Bancshares Corp.	6	147
INTL FCStone Inc. (c)	2	46
Invesco Ltd.	19	589
Investment Technology Group Inc.	3	41
Investors Bancorp Inc.	24	290
Janus Capital Group Inc.	15	205
Jones Lang LaSalle Inc.	2	295
JPMorgan Chase & Co.	86	5,239
KCG Holdings Inc. - Class A (c)	2	19
Kearny Financial Corp.	3	35
Kemper Corp.	4	153
Kennedy-Wilson Holdings Inc.	7	151
KeyCorp	26	332
Ladenburg Thalmann Financial Services Inc. (c) (e)	10	21
Lakeland Bancorp Inc.	3	29

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Lakeland Financial Corp.	1	54
LegacyTexas Financial Group Inc.	3	90
Legg Mason Inc.	7	298
LendingTree Inc. (c)	—	25
Leucadia National Corp.	12	238
Lincoln National Corp.	8	384
Loews Corp.	11	395
LPL Financial Holdings Inc. (e)	9	342
M&T Bank Corp.	4	483
Macatawa Bank Corp.	1	3
Maiden Holdings Ltd.	6	84
MainSource Financial Group Inc.	2	36
Manning & Napier Inc. - Class A	1	8
Marcus & Millichap Inc. (c)	2	96
Markel Corp. (c)	1	403
MarketAxess Holdings Inc.	2	186
Marlin Business Services Inc.	1	15
Marsh & McLennan Cos. Inc.	14	711
MB Financial Inc.	6	204
MBIA Inc. (c) (e)	14	85
McGraw-Hill Financial Inc.	8	705
Mercantile Bank Corp.	1	30
Merchants Bancshares Inc.	—	4
Mercury General Corp.	4	186
Meridian Bancorp Inc.	3	46
Meta Financial Group Inc.	1	25
MetLife Inc.	15	697
Metro Bancorp Inc.	1	32
MGIC Investment Corp. (c)	10	93
Midsouth Bancorp Inc.	1	7
MidWestOne Financial Group Inc.	1	15
Moelis & Co. - Class A	1	17
Moody’s Corp.	4	401
Morgan Stanley	21	662
MSCI Inc.	4	222
NASDAQ Inc.	5	252
National Bank Holdings Corp. - Class A	3	60
National Bankshares Inc. (e)	—	2
National General Holdings Corp.	1	11
National Interstate Corp.	1	36
National Penn Bancshares Inc.	12	139
National Western Life Insurance Co. - Class A	—	55
Nationstar Mortgage Holdings Inc. (c) (e)	2	34
Navient Corp.	24	272
Navigators Group Inc. (c)	1	88
NBT Bancorp Inc. (e)	3	93
Nelnet Inc. - Class A	3	98
New York Community Bancorp Inc.	15	263
NewBridge Bancorp - Class A	2	17
NewStar Financial Inc. (c)	3	28
Nicholas Financial Inc. (c)	1	8
NMI Holdings Inc. - Class A (c)	2	12
Northern Trust Corp.	10	701
Northfield Bancorp Inc.	5	70
Northrim BanCorp Inc.	—	7
NorthStar Asset Management Group Inc.	8	118
Northwest Bancshares Inc.	8	103
OceanFirst Financial Corp.	1	25
Ocwen Financial Corp. (c) (e)	4	24
OFG Bancorp (e)	4	36
Old National Bancorp	10	134
Old Republic International Corp.	17	266
Old Second Bancorp Inc. (c)	1	4
OneBeacon Insurance Group Ltd. - Class A	2	29
Oppenheimer Holdings Inc. - Class A	1	22
Opus Bank	—	15
Oritani Financial Corp.	4	60
Pacific Continental Corp.	2	22
Pacific Premier Bancorp Inc. (c)	1	23
PacWest Bancorp	6	254
Park National Corp. (e)	1	45
Park Sterling Corp.	4	27
PartnerRe Ltd.	4	488
Peapack Gladstone Financial Corp.	1	20
PennyMac Financial Services Inc. - Class A (c)	2	32
People’s United Financial Inc. (e)	20	318
Peoples Bancorp Inc.	1	24
PHH Corp. (c)	4	53
Pico Holdings Inc. (c)	2	15
Pinnacle Financial Partners Inc.	3	134
Piper Jaffray Cos. (c)	1	33
PNC Financial Services Group Inc.	7	619
Popular Inc.	7	197
PRA Group Inc. (c) (e)	4	220
Preferred Bank	1	38
Primerica Inc. (e)	5	203
Principal Financial Group Inc.	14	674
PrivateBancorp Inc.	6	239
ProAssurance Corp.	5	231
Progressive Corp.	35	1,073
Prosperity Bancshares Inc.	4	220
Provident Financial Holdings Inc.	—	7
Provident Financial Services Inc.	5	106
Prudential Bancorp Inc. (e)	—	4
Prudential Financial Inc.	6	465
Pzena Investment Management Inc. - Class A	1	4
Radian Group Inc.	6	92
Raymond James Financial Inc.	6	312
RCS Capital Corp. - Class A (c) (e)	2	1
Real Industry Inc. (c) (e)	2	17
Realogy Holdings Corp. (c)	9	356
Regional Management Corp. (c)	1	20
Regions Financial Corp.	43	385
Reinsurance Group of America Inc.	2	169
RenaissanceRe Holdings Ltd.	3	307
Renasant Corp.	2	80
Republic Bancorp Inc. - Class A	1	32
Resource America Inc. - Class A	1	6
RLI Corp.	3	158
S&T Bancorp Inc.	3	98
Safeguard Scientifics Inc. (c)	2	28
Safety Insurance Group Inc.	2	88
Sandy Spring Bancorp Inc.	2	54
Santander Consumer USA Holdings Inc. (c)	13	262
Seacoast Banking Corp. of Florida (c)	2	35
SEI Investments Co.	8	391
Selective Insurance Group Inc.	5	150
ServisFirst Bancshares Inc.	1	24
Sierra Bancorp	1	10
Signature Bank (c)	3	379
Simmons First National Corp. - Class A	2	92
SLM Corp. (c)	37	276
South State Corp.	2	150
Southside Bancshares Inc. (e)	2	50
Southwest Bancorp Inc.	2	28
Springleaf Holdings Inc. (c)	7	296
StanCorp Financial Group Inc.	4	409
Starwood Hotels & Resorts Worldwide Inc.	7	494
State Auto Financial Corp.	3	74
State Bank Financial Corp.	1	28
State Street Corp.	6	373
Sterling Bancorp	9	135
Stewart Information Services Corp.	2	92
Stifel Financial Corp. (c)	4	188
Stock Yards Bancorp Inc.	1	47
Suffolk Bancorp	1	38

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Sun Bancorp Inc. (c)	2	30
SunTrust Banks Inc.	8	309
SVB Financial Group (c)	3	299
Symetra Financial Corp.	10	301
Synovus Financial Corp.	9	266
T. Rowe Price Group Inc.	8	535
Talmer Bancorp Inc.	2	40
TCF Financial Corp.	14	216
TD Ameritrade Holding Corp.	5	166
Tejon Ranch Co. (c)	2	33
Territorial Bancorp Inc.	1	29
Texas Capital Bancshares Inc. (c)	3	144
TFS Financial Corp.	13	219
Tompkins Financial Corp.	1	68
Torchmark Corp. (e)	5	293
TowneBank (e)	1	25
Travelers Cos. Inc.	12	1,195
Trico Bancshares	2	37
Tristate Capital Holdings Inc. (c) (e)	2	30
TrustCo Bank Corp. (e)	7	44
Trustmark Corp.	5	127
U.S. Bancorp	39	1,604
UMB Financial Corp.	4	198
Umpqua Holdings Corp.	14	236
Union Bankshares Corp.	3	81
United Bankshares Inc. (e)	4	158
United Community Banks Inc.	4	81
United Community Financial Corp.	4	18
United Financial Bancorp Inc.	5	59
United Fire Group Inc.	1	42
United Insurance Holdings Corp.	1	12
Universal Insurance Holdings Inc.	4	109
Univest Corp. of Pennsylvania	2	40
Unum Group	8	264
Validus Holdings Ltd.	6	257
Valley National Bancorp (e)	12	113
Virtus Investment Partners Inc.	1	60
Voya Financial Inc.	7	253
Waddell & Reed Financial Inc. - Class A	8	295
Walker & Dunlop Inc. (c)	3	65
Washington Federal Inc.	9	205
Washington Trust Bancorp Inc.	1	45
Waterstone Financial Inc.	3	41
Webster Financial Corp.	6	204
Wells Fargo & Co.	113	5,821
WesBanco Inc.	3	103
West Bancorp Inc.	1	15
Westamerica Bancorp (e)	2	71
Western Alliance Bancorp (c)	7	206
Westwood Holdings Group Inc.	1	43
White Mountains Insurance Group Ltd.	—	193
Willis Group Holdings Plc	7	274
Wilshire Bancorp Inc.	8	84
Wintrust Financial Corp.	4	209
WisdomTree Investments Inc. (e)	7	120
World Acceptance Corp. (c) (e)	1	13
WR Berkley Corp.	7	367
WSFS Financial Corp.	3	73
XL Group Plc	9	325
Yadkin Financial Corp.	1	16
Zions Bancorp	6	164
		94,447
HEALTH CARE - 11.8%
Abaxis Inc.	1	51
Abbott Laboratories	22	872
AbbVie Inc.	52	2,821
Abiomed Inc. (c)	1	83
Acadia HealthCare Co. Inc. (c)	2	153
ACADIA Pharmaceuticals Inc. (c)	2	79
Aceto Corp.	3	84
Acorda Therapeutics Inc. (c)	3	66
Addus HomeCare Corp. (c)	1	35
Aetna Inc. (e)	10	1,108
Affymetrix Inc. (c)	6	51
Agilent Technologies Inc.	10	334
Agios Pharmaceuticals Inc. (c) (e)	1	36
Air Methods Corp. (c)	4	138
Akorn Inc. (c)	4	125
Albany Molecular Research Inc. (c) (e)	2	33
Alere Inc. (c)	6	270
Alexion Pharmaceuticals Inc. (c)	4	647
Align Technology Inc. (c)	6	325
Alkermes Plc (c)	2	106
Allergan Plc (c)	5	1,408
Alliance HealthCare Services Inc. (c)	1	7
Allscripts-Misys Healthcare Solutions Inc. (c)	12	146
Almost Family Inc. (c)	1	24
Alnylam Pharmaceuticals Inc. (c)	1	108
Amedisys Inc. (c)	4	137
AmerisourceBergen Corp.	2	157
Amgen Inc.	16	2,248
AMN Healthcare Services Inc. (c)	4	132
Amsurg Corp. (c)	5	423
Anacor Pharmaceuticals Inc. (c)	1	104
Analogic Corp.	1	69
AngioDynamics Inc. (c)	4	50
Anika Therapeutics Inc. (c)	1	47
Anthem Inc.	7	934
Assembly Biosciences Inc. (c) (e)	—	2
athenahealth Inc. (c) (e)	1	171
Atrion Corp.	—	24
Baxalta Inc.	14	437
Baxter International Inc.	12	396
Becton Dickinson & Co. (e)	3	403
Bio-Rad Laboratories Inc. - Class A (c)	2	206
Bio-Techne Corp.	2	188
Biogen Inc. (c)	6	1,695
BioMarin Pharmaceutical Inc. (c)	2	187
BioScrip Inc. (c) (e)	5	10
BioSpecifics Technologies Corp. (c)	—	12
BioTelemetry Inc. (c)	2	19
Bluebird Bio Inc. (c)	1	103
Boston Scientific Corp. (c)	12	189
Bristol-Myers Squibb Co.	26	1,553
Brookdale Senior Living Inc. (c)	9	205
Bruker Corp. (c)	9	143
Cambrex Corp. (c)	3	111
Cantel Medical Corp.	3	161
Capital Senior Living Corp. (c)	2	47
Cardinal Health Inc. (e)	8	646
Catalent Inc. (c)	5	112
Celgene Corp. (c)	22	2,355
Centene Corp. (c)	5	282
Cepheid Inc. (c)	1	63
Cerner Corp. (c)	6	387
Charles River Laboratories International Inc. (c)	4	260
Chemed Corp.	2	200
CIGNA Corp.	7	991
Clovis Oncology Inc. (c)	1	74
Community Health Systems Inc. (c)	14	588
Computer Programs & Systems Inc. (e)	1	31
Conmed Corp.	2	78
Cooper Cos. Inc.	1	137
Corvel Corp. (c)	2	55
CR Bard Inc.	3	592

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Cross Country Healthcare Inc. (c)	2	23
CryoLife Inc.	1	12
Cumberland Pharmaceuticals Inc. (c)	1	5
Cyberonics Inc. (c)	2	134
Cynosure Inc. - Class A (c)	2	46
DaVita HealthCare Partners Inc. (c)	10	714
Dentsply International Inc.	4	210
DepoMed Inc. (c)	5	95
DexCom Inc. (c)	2	140
Dyax Corp. (c)	3	53
Edwards Lifesciences Corp. (c)	3	455
Eli Lilly & Co.	21	1,746
Emergent BioSolutions Inc. (c)	3	75
Endo International Plc (c)	5	352
Ensign Group Inc.	2	77
Envision Healthcare Holdings Inc. (c)	6	214
ExacTech Inc. (c)	1	12
ExamWorks Group Inc. (c)	3	84
Express Scripts Holding Co. (c)	14	1,135
Five Star Quality Care Inc. (c)	3	9
Gilead Sciences Inc.	45	4,456
Globus Medical Inc. - Class A (c)	5	109
Greatbatch Inc. (c)	2	89
Haemonetics Corp. (c)	3	97
Halozyme Therapeutics Inc. (c)	1	7
Halyard Health Inc. (c)	2	67
Hanger Orthopedic Group Inc. (c)	3	38
Harvard Apparatus Regenerative Technology Inc. (c)	—	—
Harvard Bioscience Inc. (c)	2	6
HCA Holdings Inc. (c)	6	476
Health Net Inc. (c)	6	338
HealthSouth Corp.	9	333
HealthStream Inc. (c)	2	46
Healthways Inc. (c)	2	22
Henry Schein Inc. (c)	3	384
Hill-Rom Holdings Inc.	4	222
HMS Holdings Corp. (c)	5	40
Hologic Inc. (c)	15	599
Horizon Pharma Plc (c)	4	82
Humana Inc.	4	727
ICU Medical Inc. (c)	1	77
Idexx Laboratories Inc. (c)	4	309
Illumina Inc. (c)	4	636
Impax Laboratories Inc. (c) (e)	4	151
IMS Health Holdings Inc. (c)	4	125
Incyte Corp. (c)	5	598
Inogen Inc. (c)	—	4
Insys Therapeutics Inc. (c) (e)	3	76
Integra LifeSciences Holdings Corp. (c)	3	163
Intercept Pharmaceuticals Inc. (c) (e)	1	136
Intrexon Corp. (c) (e)	2	59
Intuitive Surgical Inc. (c)	1	230
Invacare Corp.	2	36
IPC Healthcare Inc. (c)	1	89
Isis Pharmaceuticals Inc. (c) (e)	1	52
Jazz Pharmaceuticals Plc (c)	2	244
Johnson & Johnson	61	5,677
Kindred Healthcare Inc.	7	110
Laboratory Corp. of America Holdings (c)	5	523
Landauer Inc. (e)	—	17
Lannett Co. Inc. (c) (e)	3	128
LeMaitre Vascular Inc. (e)	2	20
LHC Group Inc. (c)	1	58
Lifepoint Health Inc. (c)	4	293
Ligand Pharmaceuticals Inc. (c) (e)	1	107
Lipocine Inc. (c)	1	12
Luminex Corp. (c)	2	34
Magellan Health Services Inc. (c)	2	135
Mallinckrodt Plc (c)	3	210
Masimo Corp. (c)	4	168
McKesson Corp.	6	1,117
MedAssets Inc. (c)	5	98
Medicines Co. (c)	6	215
Medivation Inc. (c)	7	277
MEDNAX Inc. (c)	5	407
Medtronic Plc	18	1,225
Merck & Co. Inc.	51	2,537
Merge Healthcare Inc. (c)	5	38
Meridian Bioscience Inc.	4	60
Merit Medical Systems Inc. (c)	3	83
Mettler-Toledo International Inc. (c)	1	337
Molina Healthcare Inc. (c)	4	265
Momenta Pharmaceuticals Inc. (c)	1	8
Mylan NV (c)	9	358
Myriad Genetics Inc. (c) (e)	6	213
National Healthcare Corp.	1	63
National Research Corp. - Class A	1	7
National Research Corp. - Class B (e)	—	3
Natural Health Trends Corp. (e)	—	5
Natus Medical Inc. (c)	2	88
Nektar Therapeutics (c) (e)	1	11
Neogen Corp. (c)	2	83
Neurocrine Biosciences Inc. (c)	2	68
Novavax Inc. (c)	5	37
NuVasive Inc. (c)	2	116
Omnicell Inc. (c)	2	49
Opko Health Inc. (c) (e)	10	82
Orthofix International NV (c)	1	37
Owens & Minor Inc. (e)	5	148
PAREXEL International Corp. (c)	5	288
Patterson Cos. Inc.	7	310
PDI Inc. (c) (e)	1	1
PDL BioPharma Inc. (e)	6	29
PerkinElmer Inc.	6	260
Pernix Therapeutics Holdings (c) (e)	2	5
Perrigo Co. Plc	2	318
Pfizer Inc.	141	4,427
PharMerica Corp. (c)	3	73
Phibro Animal Health Corp. - Class A	1	28
Pozen Inc. (c) (e)	2	9
Premier Inc. - Class A (c)	3	89
Prestige Brands Holdings Inc. (c)	4	191
Providence Services Corp. (c)	1	58
Quality Systems Inc.	3	34
Quest Diagnostics Inc.	10	609
Quidel Corp. (c)	2	29
Quintiles Transnational Holdings Inc. (c)	4	274
RadNet Inc. (c)	2	14
Regeneron Pharmaceuticals Inc. (c)	2	791
ResMed Inc.	4	196
Rigel Pharmaceuticals Inc. (c)	6	16
RTI Surgical Inc. (c)	4	21
Sagent Pharmaceuticals Inc. (c)	1	14
Sciclone Pharmaceuticals Inc. (c)	6	40
SeaSpine Holdings Corp. (c)	1	10
Seattle Genetics Inc. (c)	3	100
Select Medical Holdings Corp.	11	124
Sequenom Inc. (c) (e)	9	15
Sirona Dental Systems Inc. (c)	4	360
St. Jude Medical Inc.	8	475
STERIS Corp.	4	266
Stryker Corp.	6	606
Sucampo Pharmaceuticals Inc. - Class A (c)	3	56
Supernus Pharmaceuticals Inc. (c)	2	34
Surgical Care Affiliates Inc. (c)	2	79

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
SurModics Inc. (c)	1	17
Symmetry Surgical Inc. (c)	1	7
Taro Pharmaceutical Industries Ltd. (c)	1	172
Team Health Holdings Inc. (c)	5	259
Teleflex Inc.	3	348
Tenet Healthcare Corp. (c)	10	368
Thermo Fisher Scientific Inc.	8	997
Thoratec Corp. (c)	2	151
Tornier BV (c)	3	58
Triple-S Management Corp. - Class B (c)	2	37
Ultragenyx Pharmaceutical Inc. (c)	1	67
United Therapeutics Corp. (c)	2	300
UnitedHealth Group Inc.	25	2,950
Universal American Corp. (c)	7	46
Universal Health Services Inc. - Class B	6	746
US Physical Therapy Inc.	1	50
Utah Medical Products Inc.	—	11
Varian Medical Systems Inc. (c)	3	240
Vascular Solutions Inc. (c)	1	32
VCI Inc. (c)	6	300
Veeva Systems Inc. - Class A (c) (e)	2	47
Versartis Inc. (c) (e)	—	5
Vertex Pharmaceuticals Inc. (c)	2	229
Vical Inc. (c)	—	—
Walgreens Boots Alliance Inc.	13	1,118
Waters Corp. (c)	2	237
WellCare Health Plans Inc. (c)	3	232
West Pharmaceutical Services Inc.	5	276
Zimmer Biomet Holdings Inc.	3	301
Zoetis Inc. - Class A	14	592
		79,207
INDUSTRIALS - 13.4%
3M Co.	20	2,843
AAON Inc.	5	92
AAR Corp.	3	59
ABM Industries Inc.	5	124
Acacia Research Corp.	2	16
ACCO Brands Corp. (c)	10	68
Accuride Corp. (c)	3	7
Actuant Corp. - Class A	5	88
Acuity Brands Inc.	2	397
ADT Corp. (e)	19	563
Advisory Board Co. (c)	2	79
AECOM Technology Corp. (c)	9	249
Aegion Corp. (c)	3	55
Aerojet Rocketdyne Holdings Inc. (c)	5	73
AeroVironment Inc. (c)	2	39
AGCO Corp. (e)	8	370
Air Lease Corp. - Class A	9	283
Air Transport Services Group Inc. (c)	6	50
Alamo Group Inc.	1	48
Alaska Air Group Inc.	12	926
Albany International Corp. - Class A	2	62
Allegiant Travel Co.	2	344
Allegion Plc	5	282
Allied Motion Technologies Inc.	1	22
Allison Transmission Holdings Inc.	15	403
Altra Holdings Inc.	2	58
Amerco Inc.	2	680
Ameresco Inc. - Class A (c)	1	3
American Airlines Group Inc.	21	797
American Railcar Industries Inc. (e)	1	34
American Science & Engineering Inc.	—	11
American Woodmark Corp. (c)	1	84
AMETEK Inc.	8	436
AO Smith Corp.	5	350
Apogee Enterprises Inc.	2	89
Applied Industrial Technologies Inc.	3	104
ARC Document Solutions Inc. (c)	4	25
ArcBest Corp.	2	49
Argan Inc.	1	49
Armstrong World Industries Inc. (c)	5	225
Astec Industries Inc.	2	68
Astronics Corp. (c)	2	73
Astronics Corp. - Class B (c)	—	11
Atlas Air Worldwide Holdings Inc. (c)	2	75
Avis Budget Group Inc. (c) (e)	11	490
AZZ Inc.	2	92
B/E Aerospace Inc.	5	199
Babcock & Wilcox Enterprises Inc. (c)	5	86
Barnes Group Inc.	4	151
Barrett Business Services Inc.	—	17
Beacon Roofing Supply Inc. (c)	4	129
Belden Inc.	2	104
Blount International Inc. (c)	5	26
Boeing Co.	20	2,625
Brady Corp. - Class A	3	65
Breeze-Eastern Corp. (c)	—	5
Briggs & Stratton Corp.	3	67
Brink’s Co.	4	113
Builders FirstSource Inc. (c)	7	88
BWX Technologies Inc.	10	271
CAI International Inc. (c)	1	9
Carlisle Cos. Inc.	4	379
Casella Waste Systems Inc. - Class A (c)	4	21
Caterpillar Inc.	21	1,375
CBIZ Inc. (c)	4	41
CDI Corp.	1	12
CEB Inc.	2	152
Celadon Group Inc.	2	33
CH Robinson Worldwide Inc.	6	429
Chart Industries Inc. (c)	3	50
Chicago Bridge & Iron Co. NV (e)	10	391
Cintas Corp.	5	404
CIRCOR International Inc.	1	48
Civeo Corp.	8	12
CLARCOR Inc.	4	208
Clean Harbors Inc. (c)	5	230
Colfax Corp. (c)	8	247
Columbus Mckinnon Corp.	2	29
Comfort Systems USA Inc.	3	90
Commercial Vehicle Group Inc. (c)	2	7
Con-Way Inc.	5	259
Continental Building Products Inc. (c)	3	66
Copa Holdings SA - Class A (e)	3	118
Copart Inc. (c)	9	303
Covanta Holding Corp.	11	200
Covenant Transportation Group Inc. - Class A (c)	1	27
Crane Co.	5	213
CSX Corp.	37	1,005
Cubic Corp.	2	65
Cummins Inc. (e)	5	553
Curtiss-Wright Corp.	4	259
Danaher Corp.	13	1,090
Deere & Co.	10	755
Delta Air Lines Inc.	25	1,132
Deluxe Corp.	5	252
DigitalGlobe Inc. (c)	6	110
Donaldson Co. Inc. (e)	12	336
Douglas Dynamics Inc.	2	34
Dover Corp.	11	639
Ducommun Inc. (c)	1	14
Dun & Bradstreet Corp.	3	270
DXP Enterprises Inc. (c) (e)	1	25

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Dycom Industries Inc. (c)	4	261
Dynamic Materials Corp.	1	6
Eaton Corp. Plc	9	459
Echo Global Logistics Inc. (c)	2	29
EMCOR Group Inc.	6	246
Emerson Electric Co.	20	874
Encore Wire Corp.	2	52
Energy Recovery Inc. (c) (e)	1	3
EnerSys Inc. (e)	4	224
Ennis Inc.	2	40
EnPro Industries Inc. (e)	1	56
Equifax Inc.	5	452
ESCO Technologies Inc.	2	66
Essendant Inc.	3	110
Esterline Technologies Corp. (c)	2	159
Expeditors International of Washington Inc.	5	252
Exponent Inc.	2	75
Fastenal Co. (e)	10	383
Federal Signal Corp.	5	62
FedEx Corp.	8	1,148
Flowserve Corp.	4	170
Fluor Corp.	8	356
Fortune Brands Home & Security Inc.	5	249
Forward Air Corp.	2	81
Franklin Covey Co. (c)	1	18
Franklin Electric Co. Inc.	3	87
FreightCar America Inc.	1	18
FTI Consulting Inc. (c)	4	149
Fuel Tech Inc. (c) (e)	1	3
Furmanite Corp. (c)	2	12
G&K Services Inc. - Class A	1	93
GATX Corp. (e)	3	125
Generac Holdings Inc. (c) (e)	4	132
General Cable Corp. (e)	4	49
General Dynamics Corp.	7	953
General Electric Co.	155	3,899
Genesee & Wyoming Inc. - Class A (c)	3	201
Gibraltar Industries Inc. (c)	2	46
Global Brass & Copper Holdings Inc.	2	44
Global Power Equipment Group Inc. (e)	—	1
Golden Ocean Group Ltd. (e)	3	7
Gorman-Rupp Co. (e)	2	37
GP Strategies Corp. (c)	1	32
Graco Inc.	5	339
Graham Corp.	—	7
Granite Construction Inc.	3	92
Great Lakes Dredge & Dock Corp. (c)	4	22
Greenbrier Cos. Inc. (e)	3	98
Griffon Corp.	4	57
H&E Equipment Services Inc.	2	41
Hardinge Inc.	1	14
Harsco Corp.	8	70
Hawaiian Holdings Inc. (c) (e)	5	131
HD Supply Holdings Inc. (c)	14	397
Healthcare Services Group Inc.	1	29
Heartland Express Inc.	7	148
HEICO Corp. - Class A (e)	3	127
HEICO Corp.	2	96
Heidrick & Struggles International Inc.	1	28
Herman Miller Inc.	5	150
Hertz Global Holdings Inc. (c)	39	644
Hexcel Corp.	7	296
Hill International Inc. (c)	4	13
Hillenbrand Inc.	5	134
HNI Corp.	3	148
Honeywell International Inc.	20	1,867
Houston Wire & Cable Co.	1	6
HUB Group Inc. - Class A (c)	3	96
Hubbell Inc. - Class A	—	11
Hubbell Inc. - Class B	4	301
Hudson Global Inc. (c)	1	1
Huntington Ingalls Industries Inc.	4	407
Hurco Cos. Inc.	—	8
Huron Consulting Group Inc. (c)	2	128
Hyster-Yale Materials Handling Inc. - Class A	1	65
ICF International Inc. (c)	2	48
IDEX Corp.	4	297
IHS Inc. - Class A (c)	2	234
Illinois Tool Works Inc.	10	829
Ingersoll-Rand Plc	16	800
InnerWorkings Inc. (c)	1	5
Insperity Inc.	2	104
Insteel Industries Inc.	2	29
Integrated Electrical Services Inc. (c)	—	—
Interface Inc.	5	103
Intersections Inc. (c) (e)	1	1
ITT Corp.	7	229
Jacobs Engineering Group Inc. (c)	8	307
JB Hunt Transport Services Inc.	5	323
JetBlue Airways Corp. (c)	27	688
John Bean Technologies Corp.	2	69
Joy Global Inc. (e)	8	118
Kaman Corp. (e)	2	74
Kansas City Southern	7	606
KAR Auction Services Inc.	12	425
KBR Inc.	7	125
Kelly Services Inc. - Class A	3	43
Kennametal Inc.	7	168
Kforce Inc.	3	72
Kimball International Inc. - Class B	3	25
Kirby Corp. (c)	5	305
KLX Inc. (c)	2	86
Knight Transportation Inc.	7	167
Knoll Inc.	4	85
Korn/Ferry International	3	111
Kratos Defense & Security Solutions Inc. (c) (e)	6	24
L-3 Communications Holdings Inc.	4	397
Landstar System Inc.	5	291
Layne Christensen Co. (c) (e)	—	3
LB Foster Co.	1	12
Lennox International Inc.	3	377
Lincoln Electric Holdings Inc.	6	323
Lindsay Corp. (e)	—	27
LMI Aerospace Inc. (c)	1	9
Lockheed Martin Corp.	8	1,707
LSI Industries Inc.	1	10
Lydall Inc. (c)	1	39
Manitowoc Co. Inc.	10	151
Manpower Inc.	5	427
Marten Transport Ltd.	3	44
Masco Corp.	15	375
MasTec Inc. (c)	6	90
Matson Inc.	4	150
Matthews International Corp. - Class A	2	122
McGrath RentCorp	2	50
Meritor Inc. (c)	8	80
Middleby Corp. (c)	2	230
Miller Industries Inc.	1	25
Mistras Group Inc. (c)	2	30
Mobile Mini Inc.	3	105
Moog Inc. - Class A (c)	3	172
MRC Global Inc. (c)	8	84
MSA Safety Inc.	2	91
MSC Industrial Direct Co. - Class A (e)	4	240
Mueller Industries Inc.	4	121
Mueller Water Products Inc. - Class A	16	126

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Multi-Color Corp.	1	92
MYR Group Inc. (c)	2	42
NACCO Industries Inc. - Class A	1	24
National Presto Industries Inc. (e)	—	25
Navigant Consulting Inc. (c)	4	66
NL Industries Inc. (c)	1	3
NN Inc. (e)	2	35
Nordson Corp.	6	347
Norfolk Southern Corp.	9	679
Nortek Inc. (c)	1	52
Northrop Grumman Systems Corp.	6	918
Northwest Pipe Co. (c)	1	13
NOW Inc. (c) (e)	4	57
NV5 Holdings Inc. (c) (e)	—	5
Old Dominion Freight Line Inc. (c)	6	346
On Assignment Inc. (c)	4	151
Orbital ATK Inc.	4	253
Orion Marine Group Inc. (c)	2	9
Oshkosh Corp. (e)	7	249
P.A.M. Transportation Services (c)	—	16
PACCAR Inc.	12	620
Park-Ohio Holdings Corp.	1	37
Parker Hannifin Corp.	7	636
Patrick Industries Inc. (c)	2	79
Pentair Plc	10	511
Performant Financial Corp. (c) (e)	4	9
PGT Inc. (c)	5	63
Pitney Bowes Inc.	12	245
Ply Gem Holdings Inc. (c) (e)	2	24
Powell Industries Inc.	1	21
PowerSecure International Inc. (c)	1	14
Precision Castparts Corp.	3	747
Preformed Line Products Co. (e)	—	7
Primoris Services Corp. (e)	4	71
Proto Labs Inc. (c) (e)	1	43
Quad/Graphics Inc. - Class A	2	24
Quanex Building Products Corp.	3	51
Quanta Services Inc. (c)	12	293
Radiant Logistics Inc. (c)	3	15
Raven Industries Inc. (e)	2	41
Raytheon Co.	6	684
RBC Bearings Inc. (c)	1	81
Regal-Beloit Corp.	3	172
Republic Airways Holdings Inc. (c) (e)	4	24
Republic Services Inc.	22	900
Resources Connection Inc.	3	48
Rexnord Corp. (c)	10	168
Roadrunner Transportation Systems Inc. (c)	3	58
Robert Half International Inc.	6	318
Rockwell Automation Inc.	6	588
Rockwell Collins Inc.	6	460
Rollins Inc.	13	352
Roper Industries Inc.	3	457
RPX Corp. (c)	4	59
RR Donnelley & Sons Co. (e)	22	316
Rush Enterprises Inc. - Class A (c)	3	63
Ryder System Inc.	6	433
Saia Inc. (c)	2	63
Sensata Technologies Holding NV (c)	5	218
SIFCO Industries Inc. (e)	—	2
Simpson Manufacturing Co. Inc.	3	112
SkyWest Inc.	3	56
SL Industries Inc. (c)	—	3
Snap-On Inc.	2	353
SolarCity Corp. (c) (e)	3	144
Southwest Airlines Co.	29	1,109
SP Plus Corp. (c)	2	35
Sparton Corp. (c)	1	20
Spirit Aerosystems Holdings Inc. - Class A (c)	6	291
Spirit Airlines Inc. (c)	6	293
SPX Corp.	2	26
SPX Flow Technology USA Inc. (c)	2	75
Standex International Corp.	1	69
Stanley Black & Decker Inc.	9	911
Steelcase Inc. - Class A	7	123
Stericycle Inc. (c) (e)	2	336
Stock Building Supply Holdings Inc. (c) (e)	1	21
Sun Hydraulics Corp.	2	65
Supreme Industries Inc. - Class A	2	14
Swift Transporation Co. - Class A (c)	10	147
TAL International Group Inc.	3	37
Taser International Inc. (c) (e)	2	51
Team Inc. (c)	2	50
Teledyne Technologies Inc. (c)	3	276
Tennant Co.	1	69
Terex Corp.	7	128
Tetra Tech Inc.	5	124
Textainer Group Holdings Ltd. (e)	3	44
Textron Inc.	19	706
Thermon Group Holdings Inc. (c)	3	55
Timken Co.	6	151
Titan International Inc. (e)	4	27
Toro Co.	3	244
Towers Watson & Co. - Class A	3	354
TransDigm Group Inc. (c)	2	425
TRC Cos. Inc. (c)	2	26
Tremor Video Inc. (c)	1	3
Trex Co. Inc. (c)	2	67
TriMas Corp. (c)	3	46
TriNet Group Inc. (c)	1	13
Trinity Industries Inc.	15	345
Triumph Group Inc.	4	174
TrueBlue Inc. (c)	3	76
Tutor Perini Corp. (c)	4	66
Twin Disc Inc.	1	15
Tyco International Plc	11	370
Ultralife Corp. (c)	—	1
UniFirst Corp.	1	139
Union Pacific Corp.	26	2,262
United Continental Holdings Inc. (c)	12	643
United Parcel Service Inc. - Class B	21	2,105
United Rentals Inc. (c)	7	421
United Technologies Corp.	22	1,932
Universal Forest Products Inc.	2	98
Universal Truckload Services Inc.	2	26
US Ecology Inc.	2	84
USA Truck Inc. (c)	1	19
USG Corp. (c) (e)	9	236
UTi Worldwide Inc. (c)	7	34
Valmont Industries Inc.	2	200
Vectrus Inc. (c)	1	18
Verisk Analytics Inc. (c)	7	538
Veritiv Corp. (c)	—	7
Viad Corp.	2	49
Vicor Corp. (c)	1	14
VSE Corp.	—	16
Wabash National Corp. (c)	6	64
WABCO Holdings Inc. (c)	2	251
Wabtec Corp.	3	244
Waste Connections Inc.	9	446
Waste Management Inc.	13	658
Watsco Inc.	3	329
Watts Water Technologies Inc. - Class A	2	96
Werner Enterprises Inc.	6	141
WESCO Aircraft Holdings Inc. (c)	1	10
WESCO International Inc. (c) (e)	4	176

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
West Corp.	6	134
Woodward Governor Co.	5	222
WW Grainger Inc. (e)	2	513
Xerium Technologies Inc. (c)	1	16
XPO Logistics Inc. (c) (e)	6	142
Xylem Inc.	11	375
YRC Worldwide Inc. (c)	2	25
		90,507
INFORMATION TECHNOLOGY - 19.0%
3D Systems Corp. (c) (e)	3	31
Accenture Plc - Class A	20	1,952
ACI Worldwide Inc. (c)	8	174
Activision Blizzard Inc.	37	1,132
Actua Corp. (c)	4	47
Acxiom Corp. (c)	5	99
Adobe Systems Inc. (c)	4	359
ADTRAN Inc.	4	58
Advanced Energy Industries Inc. (c)	1	22
Agilysys Inc. (c)	1	9
Akamai Technologies Inc. (c)	5	353
Alliance Data Systems Corp. (c)	3	703
Alliance Fiber Optic Products Inc.	1	19
Alpha & Omega Semiconductor Ltd. (c) (e)	1	9
Altera Corp.	6	284
Amdocs Ltd.	8	435
American Software Inc. - Class A	3	27
Amkor Technology Inc. (c)	18	79
Amphenol Corp. - Class A	11	575
Analog Devices Inc.	5	269
Anixter International Inc. (c)	2	133
Ansys Inc. (c)	3	241
Apple Inc.	188	20,748
Applied Materials Inc.	18	263
Arista Networks Inc. (c) (e)	2	116
Arris Group Inc. (c)	13	348
Arrow Electronics Inc. (c)	8	422
Aspen Technology Inc. (c)	6	223
Atmel Corp.	16	126
Autodesk Inc. (c)	3	146
Automatic Data Processing Inc.	12	978
Avago Technologies Ltd.	6	752
AVG Technologies NV (c)	4	79
Avid Technology Inc. (c)	3	26
Avnet Inc.	7	291
AVX Corp.	9	113
Axcelis Technologies Inc. (c)	9	25
Badger Meter Inc.	1	63
Bankrate Inc. (c)	6	62
Barracuda Networks Inc. (c) (e)	3	42
Bel Fuse Inc. - Class B (e)	1	18
Benchmark Electronics Inc. (c)	2	39
Black Box Corp.	—	3
Blackbaud Inc.	3	163
Blackhawk Network Holdings Inc. (c)	3	113
Blucora Inc. (c)	4	48
Booz Allen Hamilton Holding Corp. - Class A	8	218
Broadcom Corp. - Class A	9	479
Broadridge Financial Solutions Inc.	5	295
BroadSoft Inc. (c)	1	24
Brocade Communications Systems Inc.	31	327
Brooks Automation Inc. (e)	6	69
CA Inc.	28	764
Cabot Microelectronics Corp. (c)	2	60
CACI International Inc. - Class A (c)	2	146
Cadence Design Systems Inc. (c)	16	321
CalAmp Corp. (c)	2	28
Calix Inc. (c)	4	34
Carbonite Inc. (c)	2	27
Cardtronics Inc. (c)	5	161
Cascade Microtech Inc. (c)	1	17
Cass Information Systems Inc.	1	36
Cavium Inc. (c)	1	61
CDK Global Inc.	4	186
CDW Corp.	17	690
Ceva Inc. (c)	2	30
Checkpoint Systems Inc.	4	26
Ciber Inc. (c)	5	17
Ciena Corp. (c)	8	170
Cirrus Logic Inc. (c)	5	144
Cisco Systems Inc.	116	3,041
Citrix Systems Inc. (c)	5	322
Clearfield Inc. (c) (e)	1	8
Cognex Corp.	5	159
Cognizant Technology Solutions Corp. - Class A (c)	12	782
Coherent Inc. (c)	1	75
Cohu Inc.	2	19
CommScope Holding Co. Inc. (c)	12	370
Communications Systems Inc.	1	11
CommVault Systems Inc. (c)	2	64
Computer Sciences Corp.	4	267
Computer Task Group Inc.	3	16
Comtech Telecommunications Corp.	1	25
Constant Contact Inc. (c)	1	21
Convergys Corp.	6	148
CoreLogic Inc. (c)	6	234
Corning Inc.	16	268
CoStar Group Inc. (c)	1	138
Covisint Corp. (c) (e)	1	3
Cray Inc. (c)	1	28
Cree Inc. (c) (e)	6	152
CSG Systems International Inc.	4	111
CTS Corp.	2	28
Cypress Semiconductor Corp. (e)	11	94
Daktronics Inc.	3	28
Datalink Corp. (c)	1	5
Dealertrack Technologies Inc. (c)	3	218
Demand Media Inc. (c)	1	3
DHI Group Inc. (c)	5	33
Diebold Inc.	6	166
Digi International Inc. (c)	1	14
Digimarc Corp. (c) (e)	—	6
Diodes Inc. (c)	3	69
Dolby Laboratories Inc.	4	132
Dot Hill Systems Corp. (c)	3	26
DSP Group Inc. (c)	1	9
DST Systems Inc.	3	361
DTS Inc. (c)	1	25
EarthLink Holdings Corp.	9	71
eBay Inc. (c)	30	741
EchoStar Corp. - Class A (c)	3	145
Electro Rent Corp.	1	15
Electro Scientific Industries Inc.	3	12
Electronic Arts Inc. (c)	10	663
Electronics for Imaging Inc. (c)	3	136
Ellie Mae Inc. (c)	—	27
EMC Corp. (e)	55	1,334
Emcore Corp. (c)	3	23
EnerNOC Inc. (c) (e)	2	16
Engility Holdings Inc.	1	34
Entegris Inc. (c)	10	128
Envestnet Inc. (c)	1	20
EPAM Systems Inc. (c)	2	170
EPIQ Systems Inc.	2	32
ePlus Inc. (c)	—	35

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Equinix Inc. (e)	1	308
Euronet Worldwide Inc. (c)	4	282
Exar Corp. (c)	3	20
ExlService Holdings Inc. (c)	1	54
F5 Networks Inc. (c)	3	295
Fabrinet (c)	2	39
Facebook Inc. - Class A (c)	41	3,708
FactSet Research Systems Inc.	2	364
Fair Isaac Corp.	3	226
Fairchild Semiconductor International Inc. (c)	10	134
FARO Technologies Inc. (c)	1	27
FEI Co.	2	167
Fidelity National Information Services Inc.	7	473
Finisar Corp. (c)	9	101
FireEye Inc. (c) (e)	3	83
First Solar Inc. (c)	6	259
Fiserv Inc. (c)	11	960
FleetCor Technologies Inc. (c)	4	534
Flextronics International Ltd. (c)	14	145
FLIR Systems Inc.	11	297
FormFactor Inc. (c)	5	31
Forrester Research Inc.	1	36
Fortinet Inc. (c)	5	217
Freescale Semiconductor Ltd. (c)	4	149
Frequency Electronics Inc. (c)	1	10
Gartner Inc. - Class A (c)	3	216
Genpact Ltd. (c)	15	362
Global Payments Inc.	7	812
Globalscape Inc.	1	2
Glu Mobile Inc. (c) (e)	—	—
Google Inc. - Class A (c)	5	3,090
Google Inc. - Class C (c)	5	3,055
GrubHub Inc. (c)	1	36
GSI Group Inc. (c)	2	27
GSI Technology Inc. (c)	1	3
GTT Communications Inc. (c)	2	36
Guidewire Software Inc. (c)	2	93
Hackett Group Inc.	3	36
Harmonic Inc. (c)	8	44
Harris Corp.	5	394
Heartland Payment Systems Inc.	4	235
Hewlett-Packard Co.	71	1,822
Higher One Holdings Inc. (c) (e)	3	5
IAC/InterActiveCorp.	4	243
IEC Electronics Corp. (c)	—	2
II-VI Inc. (c)	5	81
Imation Corp. (c)	2	4
Infinera Corp. (c)	8	157
Ingram Micro Inc. - Class A	10	282
Inphi Corp. (c)	—	8
Insight Enterprises Inc. (c)	4	98
Integrated Device Technology Inc. (c)	8	168
Integrated Silicon Solutions Inc.	3	54
Intel Corp.	179	5,382
InterDigital Inc.	4	182
Internap Corp. (c)	5	29
International Business Machines Corp.	30	4,290
Intersil Corp. - Class A	8	94
Intevac Inc. (c)	1	5
IntraLinks Holdings Inc. (c)	5	41
Intuit Inc.	7	587
IPG Photonics Corp. (c)	4	284
Itron Inc. (c)	2	64
Ixia (c)	5	74
IXYS Corp.	3	33
j2 Global Inc.	4	257
Jabil Circuit Inc.	19	422
Jack Henry & Associates Inc.	4	247
Juniper Networks Inc.	13	326
Kemet Corp. (c)	2	3
Key Tronic Corp. (c)	—	4
Keysight Technologies Inc. (c)	9	293
Kimball Electronics Inc. (c)	2	21
KLA-Tencor Corp.	7	361
Knowles Corp. (c) (e)	3	59
Kopin Corp. (c)	4	11
Kulicke & Soffa Industries Inc. (c)	7	65
KVH Industries Inc. (c)	1	6
Lam Research Corp.	8	508
Lattice Semiconductor Corp. (c)	7	28
Leidos Holdings Inc.	3	127
Lexmark International Inc. - Class A	6	161
Limelight Networks Inc. (c)	7	14
Linear Technology Corp.	9	355
LinkedIn Corp. - Class A (c)	1	198
Lionbridge Technologies Inc. (c)	6	29
Liquidity Services Inc. (c)	1	10
Littelfuse Inc.	2	141
LoJack Corp. (c)	1	2
Lumentum Holdings Inc. (c)	3	47
M/A-COM Technology Solutions Holdings Inc. (c) (e)	4	106
Magnachip Semiconductor Corp. (c) (e)	2	16
Manhattan Associates Inc. (c)	5	329
Mantech International Corp. - Class A	2	53
Marchex Inc. - Class B	3	11
Marvell Technology Group Ltd.	17	154
MasterCard Inc. - Class A	32	2,866
Mattson Technology Inc. (c)	2	4
Maxim Integrated Products Inc.	6	200
MAXIMUS Inc.	6	346
MaxLinear Inc. - Class A (c)	4	47
Maxwell Technologies Inc. (c) (e)	3	17
Mentor Graphics Corp.	9	218
Mercury Systems Inc. (c)	3	49
Mesa Laboratories Inc.	—	22
Methode Electronics Inc.	3	80
Microchip Technology Inc. (e)	9	373
Micron Technology Inc. (c)	37	558
Microsemi Corp. (c)	7	245
Microsoft Corp.	209	9,244
MicroStrategy Inc. - Class A (c)	1	128
MKS Instruments Inc.	4	142
ModusLink Global Solutions Inc. (c) (e)	6	16
MoneyGram International Inc. (c)	3	28
Monolithic Power Systems Inc.	1	68
Monotype Imaging Holdings Inc.	2	39
Monster Worldwide Inc. (c) (e)	9	56
Motorola Solutions Inc. (e)	2	165
MTS Systems Corp.	1	80
Multi-Fineline Electronix Inc. (c)	2	27
Nanometrics Inc. (c)	1	16
National Instruments Corp.	7	191
NCI Inc. - Class A	1	9
NCR Corp. (c)	6	147
NeoPhotonics Corp. (c)	3	21
NetApp Inc.	13	379
NetGear Inc. (c)	3	75
NetScout Systems Inc. (c)	4	125
NetSuite Inc. (c) (e)	1	57
NeuStar Inc. - Class A (c) (e)	3	86
Newport Corp. (c)	3	36
NIC Inc.	4	63
Novatel Wireless Inc. (c)	3	6
Nuance Communications Inc. (c)	20	334
NVE Corp.	—	23

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Nvidia Corp.	17	415
Omnivision Technologies Inc. (c)	5	126
ON Semiconductor Corp. (c)	38	353
Oracle Corp.	74	2,677
OSI Systems Inc. (c)	2	121
Palo Alto Networks Inc. (c)	1	218
Pandora Media Inc. (c)	8	164
Park Electrochemical Corp.	1	23
Paychex Inc.	15	706
Paycom Software Inc. (c)	1	47
PayPal Holdings Inc. (c)	11	333
PC Connection Inc.	2	38
PCM Inc. (c)	1	10
PDF Solutions Inc. (c)	2	17
Pegasystems Inc.	5	112
Perceptron Inc. (c) (e)	1	8
Perficient Inc. (c)	3	39
Pericom Semiconductor Corp.	2	34
PFSweb Inc. (c)	—	6
Photronics Inc. (c)	2	20
Planet Payment Inc. (c)	4	12
Plantronics Inc.	3	127
Plexus Corp. (c)	3	102
PMC - Sierra Inc. (c)	10	68
Polycom Inc. (c)	8	88
Power Integrations Inc.	1	53
PRG-Schultz International Inc. (c)	1	3
Progress Software Corp. (c)	3	78
PTC Inc. (c)	6	175
QAD Inc. - Class A	1	28
QLIK Technologies Inc. (c)	2	55
QLogic Corp. (c)	6	66
Qorvo Inc. (c)	5	210
QUALCOMM Inc.	33	1,768
Quantum Corp. (c)	5	4
QuinStreet Inc. (c)	2	9
Rackspace Hosting Inc. (c)	11	276
Rambus Inc. (c)	7	88
RealD Inc. (c)	1	10
RealNetworks Inc. (c)	2	8
RealPage Inc. (c)	2	41
Red Hat Inc. (c)	5	346
Reis Inc.	1	14
Richardson Electronics Ltd.	1	3
Rightside Group Ltd. (c) (e)	1	6
Rofin-Sinar Technologies Inc. (c)	3	67
Rogers Corp. (c)	1	61
Rosetta Stone Inc. (c)	2	11
Rovi Corp. (c)	8	80
Ruckus Wireless Inc. (c)	2	25
Rudolph Technologies Inc. (c)	2	30
Salesforce.com Inc. (c)	6	432
SanDisk Corp.	5	269
Sanmina Corp. (c)	7	156
ScanSource Inc. (c)	2	81
Science Applications International Corp.	4	146
SciQuest Inc. (c)	—	2
SeaChange International Inc. (c)	2	14
Seagate Technology (e)	12	541
Semtech Corp. (c)	1	17
ServiceNow Inc. (c)	2	141
ServiceSource International Inc. (c)	1	2
ShoreTel Inc. (c)	4	26
Sigma Designs Inc. (c)	2	17
Silicon Laboratories Inc. (c)	2	95
Skyworks Solutions Inc. (e)	6	499
SolarWinds Inc. (c)	5	210
Solera Holdings Inc.	7	367
Splunk Inc. (c) (e)	2	88
SS&C Technologies Holdings Inc.	4	309
Stamps.com Inc. (c)	1	55
Stratasys Ltd. (c) (e)	3	80
SunEdison Inc. (c) (e)	5	34
SunPower Corp. (c) (e)	8	156
Super Micro Computer Inc. (c)	3	93
support.com Inc. (c)	4	5
Sykes Enterprises Inc. (c)	3	81
Symantec Corp.	33	639
Synaptics Inc. (c) (e)	2	202
Synchronoss Technologies Inc. (c)	2	74
SYNNEX Corp.	4	300
Synopsys Inc. (c)	5	215
Syntel Inc. (c)	5	236
Tableau Software Inc. - Class A (c)	1	72
Take-Two Interactive Software Inc. (c)	4	102
Tangoe Inc. (c)	—	3
TE Connectivity Ltd.	10	627
Tech Data Corp. (c)	3	224
TechTarget Inc. (c)	1	6
TeleCommunication Systems Inc. - Class A (c)	4	12
TeleNav Inc. (c)	3	27
TeleTech Holdings Inc.	3	88
Teradata Corp. (c)	7	198
Teradyne Inc.	14	250
Tessco Technologies Inc.	1	13
Tessera Technologies Inc.	4	135
Texas Instruments Inc.	33	1,627
TiVo Inc. (c)	5	39
Total System Services Inc.	10	436
Transact Technologies Inc.	—	1
Travelzoo Inc. (c)	—	2
Trimble Navigation Ltd. (c)	7	123
TTM Technologies Inc. (c)	8	47
Twitter Inc. (c) (e)	3	77
Tyler Technologies Inc. (c)	2	230
Ubiquiti Networks Inc. (e)	3	102
Ultimate Software Group Inc. (c)	1	218
Ultra Clean Holdings Inc. (c)	2	10
Ultratech Inc. (c)	2	30
Unisys Corp. (c)	4	47
United Online Inc (c)	2	15
Universal Display Corp. (c)	1	35
Vantiv Inc. - Class A (c)	11	472
VASCO Data Security International Inc. (c) (e)	—	3
Veeco Instruments Inc. (c)	3	64
VeriFone Systems Inc. (c)	8	223
Verint Systems Inc. (c)	2	77
VeriSign Inc. (c) (e)	4	259
ViaSat Inc. (c) (e)	2	139
Viavi Solutions Inc. (c)	14	75
Virtusa Corp. (c)	1	58
Visa Inc. - Class A	42	2,908
Vishay Intertechnology Inc. (e)	11	107
Vishay Precision Group Inc. (c)	1	8
VMware Inc. - Class A (c)	1	102
Web.com Group Inc. (c)	5	111
WebMD Health Corp. (c)	2	76
Westell Technologies Inc. - Class A (c)	3	4
Western Digital Corp.	9	683
Western Union Co.	22	408
WEX Inc. (c)	3	238
Workday Inc. - Class A (c)	1	87
Xcerra Corp. (c)	1	5
Xerox Corp.	52	507
Xilinx Inc.	11	477
XO Group Inc. (c)	2	25

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Yahoo! Inc. (c)	12	341
Zebra Technologies Corp. - Class A (c)	4	291
Zillow Group Inc. - Class A (c) (e)	1	21
Zillow Group Inc. - Class C (c) (e)	1	40
Zixit Corp. (c)	3	14
Zynga Inc. - Class A (c)	64	145
		127,652
MATERIALS - 4.5%
A. Schulman Inc.	2	68
AEP Industries Inc. (c)	1	29
Air Products & Chemicals Inc.	4	545
Airgas Inc.	5	480
Albemarle Corp.	7	302
Alcoa Inc.	51	495
Allegheny Technologies Inc.	7	105
American Vanguard Corp. (e)	3	31
AptarGroup Inc.	5	352
Ashland Inc.	3	282
Avery Dennison Corp.	10	539
Axiall Corp.	5	78
Balchem Corp.	2	115
Ball Corp.	6	376
Bemis Co. Inc.	10	379
Berry Plastics Group Inc. (c)	5	141
Boise Cascade Co. (c)	3	83
Cabot Corp.	5	161
Calgon Carbon Corp.	4	57
Carpenter Technology Corp.	4	114
Celanese Corp. - Class A	9	518
Century Aluminum Co. (c) (e)	7	32
CF Industries Holdings Inc.	17	743
Chase Corp.	1	22
Chemours Co.	5	29
Chemtura Corp. (c)	7	209
Clearwater Paper Corp. (c)	2	83
Coeur d’Alene Mines Corp. (c) (e)	12	33
Commercial Metals Co.	10	129
Compass Minerals International Inc.	4	276
Core Molding Technologies Inc. (c)	1	15
Crown Holdings Inc. (c)	6	253
Cytec Industries Inc.	6	440
Deltic Timber Corp. (e)	—	24
Domtar Corp.	5	189
Dow Chemical Co.	43	1,831
E.I. du Pont de Nemours & Co.	19	924
Eagle Materials Inc.	3	219
Eastman Chemical Co.	12	806
Ecolab Inc.	7	770
Ferro Corp. (c)	5	55
Flotek Industries Inc. (c) (e)	2	25
FMC Corp.	5	166
Freeport-McMoran Inc. - Class B	33	318
FutureFuel Corp. (e)	3	30
Globe Specialty Metals Inc.	5	60
Graphic Packaging Holding Co.	33	424
Greif Inc. - Class A	1	48
Greif Inc. - Class B (e)	1	21
Handy & Harman Ltd. (c)	—	12
Hawkins Inc.	1	28
Haynes International Inc.	1	35
HB Fuller Co.	4	123
Headwaters Inc. (c)	5	88
Hecla Mining Co. (e)	26	51
Horsehead Holding Corp. (c) (e)	4	13
Huntsman Corp.	23	225
Innophos Holdings Inc.	1	59
Innospec Inc.	2	91
International Flavors & Fragrances Inc. (e)	3	265
International Paper Co.	18	669
Intrepid Potash Inc. (c) (e)	2	9
Kaiser Aluminum Corp.	1	72
KapStone Paper and Packaging Corp.	10	166
KMG Chemicals Inc.	1	12
Koppers Holdings Inc.	2	47
Kraton Performance Polymers Inc. (c)	2	39
Kronos Worldwide Inc. (e)	3	21
Landec Corp. (c)	2	23
Louisiana-Pacific Corp. (c)	11	153
LSB Industries Inc. (c)	2	23
LyondellBasell Industries NV - Class A	13	1,043
Martin Marietta Materials Inc.	2	286
Materion Corp.	2	48
Mercer International Inc.	5	53
Minerals Technologies Inc.	3	140
Monsanto Co.	12	1,037
Mosaic Co.	16	503
Myers Industries Inc.	3	40
Neenah Paper Inc.	1	76
NewMarket Corp.	1	299
Newmont Mining Corp.	26	425
Nucor Corp.	16	584
Olin Corp. (e)	6	98
Olympic Steel Inc. (e)	1	6
OM Group Inc.	2	49
Omnova Solutions Inc. (c) (e)	3	18
Owens Corning Inc.	9	383
Owens-Illinois Inc. (c)	16	331
P.H. Glatfelter Co.	3	55
Packaging Corp. of America	5	277
Platform Specialty Products Corp. (c)	14	179
PolyOne Corp.	8	227
PPG Industries Inc.	7	633
Praxair Inc.	9	911
Quaker Chemical Corp.	1	67
Reliance Steel & Aluminum Co.	6	317
Rentech Inc. (c)	—	1
Resolute Forest Products (c)	6	52
Royal Gold Inc.	4	207
RPM International Inc.	5	195
Schnitzer Steel Industries Inc. - Class A	2	25
Schweitzer-Mauduit International Inc.	2	85
Scotts Miracle-Gro Co. - Class A	6	341
Sealed Air Corp.	9	419
Sensient Technologies Corp.	2	137
Sherwin-Williams Co.	2	546
Sigma-Aldrich Corp.	3	446
Silgan Holdings Inc.	7	346
Sonoco Products Co.	10	366
Southern Copper Corp. (e)	4	111
Steel Dynamics Inc.	15	260
Stepan Co.	1	54
Stillwater Mining Co. (c) (e)	8	80
SunCoke Energy Inc.	5	40
TimkenSteel Corp. (e)	3	34
Trecora Resources (c)	2	19
Tredegar Corp.	2	26
Tronox Ltd. - Class A (e)	4	18
United States Lime & Minerals Inc.	—	14
United States Steel Corp. (e)	9	96
Universal Stainless & Alloy Products Inc. (c)	1	7
US Concrete Inc. (c)	1	72
US Silica Holdings Inc. (e)	3	45
Valspar Corp. (e)	5	388
Vulcan Materials Co.	6	527
Wausau Paper Corp.	5	32

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Westlake Chemical Corp.	5	260
WestRock Co.	15	764
Worthington Industries Inc.	4	98
WR Grace & Co. (c)	3	294
		30,138
TELECOMMUNICATION SERVICES - 2.3%
8x8 Inc. (c)	1	6
Alaska Communications Systems Group Inc. (c)	3	7
AT&T Inc.	191	6,220
Atlantic Tele-Network Inc.	1	87
Boingo Wireless Inc. (c)	2	13
CenturyLink Inc.	22	551
Cincinnati Bell Inc. (c)	17	52
Cogent Communications Holdings Inc.	3	77
Consolidated Communications Holdings Inc.	5	94
Fairpoint Communications Inc. (c)	1	16
Frontier Communications Corp. (e)	57	268
General Communication Inc. - Class A (c)	3	59
Hawaiian Telcom Holdco Inc. (c)	1	21
HC2 Holdings Inc. (c) (e)	1	4
IDT Corp. - Class B	2	30
Inteliquent Inc.	3	71
Intelsat SA (c) (e)	3	21
Level 3 Communications Inc. (c)	16	704
Lumos Networks Corp.	2	29
NTELOS Holdings Corp. (c)	1	13
ORBCOMM Inc. (c) (e)	6	31
Premiere Global Services Inc. (c)	3	43
SBA Communications Corp. (c)	4	440
Shenandoah Telecommunications Co.	2	94
Spok Holdings Inc.	1	20
Sprint Corp. - Class A (c) (e)	29	112
T-Mobile US Inc. (c)	9	363
Telephone & Data Systems Inc.	8	197
US Cellular Corp. (c)	2	75
Verizon Communications Inc.	134	5,833
Vonage Holdings Corp. (c)	15	90
Windstream Holdings Inc. (e)	10	62
		15,703
UTILITIES - 3.3%
AES Corp.	21	210
AGL Resources Inc.	9	536
Allete Inc.	3	150
Alliant Energy Corp.	4	224
Ameren Corp.	7	276
American Electric Power Co. Inc.	10	585
American States Water Co.	3	120
American Water Works Co. Inc.	5	265
Aqua America Inc.	12	311
Artesian Resources Corp. - Class A	1	14
Atmos Energy Corp.	8	442
Avista Corp.	4	127
Black Hills Corp.	3	131
California Water Service Group	3	75
Calpine Corp. (c)	36	523
CenterPoint Energy Inc.	11	198
Chesapeake Utilities Corp.	1	56
Cleco Corp.	4	224
CMS Energy Corp.	9	308
Connecticut Water Services Inc.	1	26
Consolidated Edison Inc. (e)	9	576
Consolidated Water Co. Ltd. (e)	2	21
Delta Natural Gas Co. Inc.	—	2
Dominion Resources Inc. (e)	12	872
DTE Energy Co.	5	398
Duke Energy Corp.	13	951
Dynegy Inc. (c)	9	179
Edison International	7	418
El Paso Electric Co.	3	109
Empire District Electric Co.	3	63
Entergy Corp.	5	335
Eversource Energy	9	446
Exelon Corp.	19	555
FirstEnergy Corp.	11	336
Genie Energy Ltd. - Class B (e)	2	16
Great Plains Energy Inc.	12	314
Hawaiian Electric Industries Inc.	6	175
IDACORP Inc.	3	208
ITC Holdings Corp.	11	378
Laclede Group Inc. (e)	3	180
MDU Resources Group Inc.	14	244
MGE Energy Inc.	2	102
Middlesex Water Co.	1	28
National Fuel Gas Co.	6	307
New Jersey Resources Corp.	6	188
NextEra Energy Inc.	9	904
NiSource Inc.	23	428
Northwest Natural Gas Co.	2	87
NorthWestern Corp.	3	182
NRG Energy Inc.	9	132
NRG Yield Inc. - Class A (e)	3	29
NRG Yield Inc. - Class C (e)	3	30
OGE Energy Corp.	15	398
ONE Gas Inc.	4	174
Ormat Technologies Inc. (e)	3	97
Otter Tail Corp.	2	63
Pattern Energy Group Inc. - Class A (e)	5	98
Pepco Holdings Inc.	5	126
PG&E Corp.	10	532
Piedmont Natural Gas Co. Inc.	6	227
Pinnacle West Capital Corp.	3	222
PNM Resources Inc.	6	170
Portland General Electric Co.	6	234
PPL Corp.	15	481
Public Service Enterprise Group Inc.	10	428
Questar Corp.	13	249
SCANA Corp.	4	210
Sempra Energy	5	465
SJW Corp.	1	44
South Jersey Industries Inc.	5	122
Southern Co.	18	783
Southwest Gas Corp.	3	197
Talen Energy Corp. (c)	2	17
TECO Energy Inc.	17	450
UGI Corp.	16	556
UIL Holdings Corp.	4	191
Unitil Corp.	1	32
Vectren Corp.	6	255
WEC Energy Group Inc.	8	430
Westar Energy Inc.	9	334
WGL Holdings Inc.	4	205
Xcel Energy Inc.	11	375
York Water Co. (e)	1	17
		22,176
Total Common Stocks (cost $612,150)		668,792
RIGHTS - 0.0%
Casa Lay (c) (f) (p) (q)	14	14
Community Health Systems Inc. (c)	8	—
Property Development Center (c) (f) (p) (q)	14	1
Total Rights (cost $15)		15

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
SHORT TERM INVESTMENTS - 4.5%
Investment Company - 0.7%
JNL Money Market Fund, 0.10% (a) (h)	4,265	4,265
Securities Lending Collateral - 3.8%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	25,791	25,791
Total Short Term Investments (cost $30,056)		30,056
Total Investments - 103.8% (cost $642,221)		698,863
Other Assets and Liabilities, Net - (3.8%)		(25,358)
Total Net Assets - 100.0%		$673,505

JNL/DoubleLine Shiller Enhanced CAPE Fund

SHORT TERM INVESTMENTS - 98.6%
Investment Companies - 98.6%
JNL Money Market Fund, 0.10% (a)	110,664	110,664
Total Short Term Investments (cost $110,664)		110,664
Total Investments - 98.6% (cost $110,664)		110,664
Other Assets and Liabilities, Net - 1.4%		1,599
Total Net Assets - 100.0%		$112,263

JNL/Eastspring Investments Asia ex-Japan Fund

COMMON STOCKS - 99.2%
CHINA - 25.7%
Bank of China Ltd. - Class H	6,671	$2,877
Belle International Holdings Ltd.	595	518
China Construction Bank Corp. - Class H	6,380	4,258
China Merchants Bank Co. Ltd. - Class H	920	2,242
China Merchants Holdings International Co. Ltd.	434	1,282
China Mobile Ltd.	366	4,381
China Pacific Insurance Group Co. Ltd. - Class H	390	1,456
China Resources Power Holdings Co. Ltd.	1,154	2,649
China Shenhua Energy Co. Ltd. - Class H	704	1,081
Dongfeng Motor Group Co. Ltd. - Class H	1,476	1,853
Huabao International Holdings Ltd.	1,262	401
Parkson Retail Group Ltd.	2,982	397
PetroChina Co. Ltd. - Class H	1,670	1,163
Tencent Holdings Ltd.	218	3,673
		28,231
HONG KONG - 17.5%
AIA Group Ltd.	184	959
Hang Seng Bank Ltd.	135	2,439
Hengan International Group Co. Ltd.	186	1,817
Jardine Matheson Holdings Ltd.	49	2,325
Li & Fung Ltd.	1,612	1,235
Longfor Properties Co. Ltd.	1,309	1,657
Sino Land Co.	1,184	1,803
Standard Chartered Plc (e)	212	2,058
Sun Hung Kai Properties Ltd.	194	2,525
Wharf Holdings Ltd.	429	2,420
		19,238
INDIA - 8.5%
Cairn India Ltd.	312	733
Housing Development Finance Corp.	110	2,046
Infosys Ltd.	190	3,372
Punjab National Bank	463	943
Reliance Industries Ltd.	52	685
Tata Motors Ltd. - Class A (c)	179	593
Vedanta Ltd.	744	966
		9,338
INDONESIA - 1.6%
Bank Negara Indonesia Persero Tbk PT	2,392	678
Bank Rakyat Indonesia Persero Tbk PT	1,334	790
Salim Ivomas Pratama Tbk PT	8,565	260
		1,728
MACAU - 0.6%
Sands China Ltd.	222	673

MALAYSIA - 2.5%
AMMB Holdings Bhd	405	421
CIMB Group Holdings Bhd	913	927
Genting Malaysia Bhd	1,534	1,450
		2,798
PHILIPPINES - 0.4%
First Gen Corp.	856	406

SINGAPORE - 6.2%
Asian Pay Television Trust	1,053	581
CapitaLand Ltd.	572	1,080
DBS Group Holdings Ltd.	109	1,240
Noble Group Ltd. (e)	6,095	1,783
Oversea-Chinese Banking Corp. Ltd.	139	859
SembCorp Industries Ltd.	131	319
Singapore Telecommunications Ltd.	395	1,000
		6,862
SOUTH KOREA - 19.9%
Hana Financial Group Inc.	94	2,094
Hyundai Engineering & Construction Co. Ltd.	45	1,296
Hyundai Heavy Industries Co. Ltd. (c)	5	383
Hyundai Motor Co.	27	3,742
Hyundai Steel Co.	20	873
KT Corp. (c)	108	2,812
LG Corp.	47	2,433
Samsung Electronics Co. Ltd.	7	7,103
SK Innovation Co. Ltd. (c)	13	1,106
		21,842
TAIWAN - 13.7%
Compal Electronics Inc.	2,748	1,561
CTBC Financial Holding Co. Ltd.	1,907	986
Hon Hai Precision Industry Co. Ltd.	1,249	3,263
MediaTek Inc.	109	811
Nan Ya Plastics Corp.	331	562
Taiwan Semiconductor Manufacturing Co. Ltd.	1,512	6,058
Uni-President Enterprises Corp.	1,040	1,806
		15,047
THAILAND - 2.6%
Bangkok Bank PCL	371	1,631
PTT Exploration & Production PCL	643	1,246
		2,877
Total Common Stocks (cost $138,982)		109,040

SHORT TERM INVESTMENTS - 3.6%
Investment Company - 0.3%
JNL Money Market Fund, 0.10% (a) (h)	408	408

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	3,611	3,611
Total Short Term Investments (cost $4,019)		4,019
Total Investments - 102.8% (cost $143,001)		113,059
Other Assets and Liabilities, Net - (2.8%)		(3,108)
Total Net Assets - 100.0%		$109,951

JNL/Eastspring Investments China-India Fund

COMMON STOCKS - 98.6%
CHINA - 43.3%
AAC Technologies Holdings Inc. (e)	1,014	$6,340
Baidu.com - ADR - Class A (c)	26	3,573
Bank of China Ltd. - Class H	15,576	6,717
Belle International Holdings Ltd.	6,480	5,636
China Construction Bank Corp.	15,260	10,183
China Jinmao Holdings Group Ltd.	7,390	1,869
China Merchants Bank Co. Ltd.	2,321	5,657
China Mobile Ltd.	2,042	24,442
China Oilfield Services Ltd. - Class H (e)	710	716
China Pacific Insurance Group Co. Ltd. - Class H	2,243	8,368
China Petroleum & Chemical Corp. - Class H	5,198	3,184
China Resources Land Ltd.	1,453	3,431
China Resources Power Holdings Co. Ltd.	796	1,828
China Unicom Hong Kong Ltd.	6,553	8,336
Dongfeng Motor Group Co. Ltd. - Class H	1,670	2,096
Fosun International Ltd. (e)	3,860	6,665
Huabao International Holdings Ltd.	2,051	652
Industrial & Commercial Bank of China Ltd. - Class H	24,873	14,369
Ping An Insurance Group Co. of China Ltd. - Class H	2,474	12,360
Shenzhou International Group Holdings Ltd.	409	2,119
Tencent Holdings Ltd.	1,134	19,117
Tingyi Cayman Islands Holding Corp.	2,470	3,945
Travelsky Technology Ltd. - Class H (e)	5,403	6,833
Want Want China Holdings Ltd. (e)	3,211	2,645
		161,081
HONG KONG - 4.8%
Geely Automobile Holdings Ltd.	8,135	3,899
Guangdong Investment Ltd.	3,748	5,595
Hengan International Group Co. Ltd.	624	6,092
Longfor Properties Co. Ltd.	1,827	2,313
		17,899
INDIA - 50.5%
Adani Port and Special Economic Zone Ltd.	1,793	8,189
Aditya Birla Nuvo Ltd.	123	4,025
Bank of Baroda	3,647	10,268
Bharat Petroleum Corp. Ltd.	461	5,970
Bharti Infratel Ltd.	555	3,005
Cairn India Ltd.	2,074	4,873
Coal India Ltd.	2,145	10,728
Container Corp. of India Ltd.	278	6,283
Dr. Reddy’s Laboratories Ltd.	199	12,634
Housing Development Finance Corp.	707	13,107
ICICI Bank Ltd.	1,876	7,752
Idea Cellular Ltd.	1,622	3,708
Infosys Ltd.	1,733	30,745
ITC Ltd.	1,385	6,947
Larsen & Toubro Ltd.	484	10,839
LIC Housing Finances Ltd.	941	6,758
Mahindra & Mahindra Financial Services Ltd.	1,107	4,045
Mphasis Ltd.	914	5,713
Reliance Industries Ltd.	345	4,540
State Bank of India	1,856	6,732
Steel Authority of India Ltd.	2,429	1,905
Tata Consultancy Services Ltd.	256	10,127
Tata Motors Ltd. - Class A (c)	1,450	4,794
Tata Motors Ltd. (c)	942	4,286
		187,973
Total Common Stocks (cost $388,376)		366,953

RIGHTS - 0.0%
CHINA - 0.0%
Fosun International Ltd. (c) (f)	432	41
Total Rights (cost $0)		41

SHORT TERM INVESTMENTS - 1.5%
Investment Company - 0.1%
JNL Money Market Fund, 0.10% (a) (h)	247	247

Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	5,328	5,328
Total Short Term Investments (cost $5,575)		5,575
Total Investments - 100.1% (cost $393,951)		372,569
Other Assets and Liabilities, Net - (0.1%)		(222)
Total Net Assets - 100.0%		$372,347

JNL/Franklin Templeton Global Growth Fund

COMMON STOCKS - 98.2%
BRAZIL - 0.5%
Petroleo Brasileiro SA - ADR (c)	1,261	$4,639

CANADA - 0.1%
Suncor Energy Inc.	31	818

CHINA - 1.2%
China Mobile Ltd.	446	5,339
China Telecom Corp. Ltd. - ADR - Class H	146	7,073
		12,412
DENMARK - 0.4%
FLSmidth & Co. A/S	137	4,559

FRANCE - 8.1%
AXA SA	662	16,069
BNP Paribas	255	15,017
Compagnie Generale des Etablissements Michelin	105	9,651
Credit Agricole SA	976	11,241
Sanofi SA	161	15,306
Technip SA	90	4,243
Total SA	278	12,498
		84,025
GERMANY - 5.4%
Deutsche Lufthansa AG (c)	1,093	15,209
Merck KGaA	148	13,132
Metro AG	429	11,881
SAP AG	99	6,399
Siemens AG	99	8,878
		55,499

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
HONG KONG - 0.8%
Kunlun Energy Co. Ltd.	11,533	8,287

INDIA - 0.5%
Hero Honda Motors Ltd.	155	5,665

IRELAND - 2.6%
Allergan Plc (c)	38	10,326
CRH Plc	21	551
CRH Plc	615	16,245
		27,122
ISRAEL - 2.2%
Teva Pharmaceutical Industries Ltd. - ADR	399	22,550

ITALY - 2.2%
ENI SpA	677	10,651
UniCredit SpA	2,008	12,518
		23,169
JAPAN - 3.3%
Konica Minolta Holdings Inc.	744	7,833
Nissan Motor Co. Ltd.	1,358	12,486
SoftBank Group Corp.	244	11,269
Toshiba Corp.	1,050	2,645
		34,233
NETHERLANDS - 4.1%
Aegon NV (e)	1,199	6,877
Akzo Nobel NV	159	10,324
ING Groep NV - CVA	982	13,881
Qiagen NV (c)	213	5,502
Royal Dutch Shell Plc - Class A	8	181
Royal Dutch Shell Plc - Class B	238	5,626
		42,391
PORTUGAL - 0.9%
Galp Energia SGPS SA	969	9,558

RUSSIAN FEDERATION - 0.9%
MMC Norilsk Nickel - ADR	669	9,609

SINGAPORE - 1.7%
DBS Group Holdings Ltd.	666	7,602
Singapore Telecommunications Ltd.	3,809	9,641
		17,243
SOUTH KOREA - 6.4%
Hyundai Motor Co.	125	17,422
KB Financial Group Inc. - ADR	290	8,518
POSCO Inc. - ADR	236	8,250
Samsung Electronics Co. Ltd. - GDR (p)	68	32,211
		66,401
SPAIN - 1.5%
Telefonica SA	1,249	15,149

SWEDEN - 1.8%
Getinge AB - Class B	483	10,786
Telefonaktiebolaget LM Ericsson - Class B	809	7,937
		18,723
SWITZERLAND - 4.3%
Credit Suisse Group AG	534	12,837
Glencore Plc	2,717	3,771
Roche Holding AG	63	16,796
Swiss Re AG	129	11,031
		44,435
THAILAND - 0.2%
Bangkok Bank PCL - NVDR	555	2,450

TURKEY - 0.9%
Turkcell Iletisim Hizmetleri A/S - ADR (e)	1,017	8,831

UNITED KINGDOM - 11.5%
BAE Systems Plc	1,247	8,452
BG Group Plc	416	5,996
BP Plc	2,115	10,730
GlaxoSmithKline Plc	843	16,174
HSBC Holdings Plc	1,860	13,964
Kingfisher Plc	3,162	17,176
Marks & Spencer Group Plc	643	4,880
Noble Corp. Plc (e)	356	3,889
Serco Group Plc (c)	2,512	3,882
Sky Plc	670	10,597
Standard Chartered Plc	473	4,586
Tesco Plc	3,624	10,065
Vodafone Group Plc	2,750	8,675
		119,066
UNITED STATES OF AMERICA - 36.7%
American International Group Inc.	368	20,923
Amgen Inc.	148	20,503
Apache Corp.	255	9,973
Baker Hughes Inc.	195	10,151
Capital One Financial Corp.	139	10,110
Chesapeake Energy Corp. (e)	1,190	8,726
Chevron Corp.	142	11,201
Cisco Systems Inc.	532	13,971
Citigroup Inc.	487	24,176
Comcast Corp. - Special Class A (e)	376	21,538
CVS Health Corp.	83	8,055
Eli Lilly & Co.	69	5,744
Flextronics International Ltd. (c) (e)	278	2,929
Gilead Sciences Inc.	50	4,957
Google Inc. - Class A (c)	17	10,693
Halliburton Co.	220	7,768
Hewlett-Packard Co.	478	12,246
JPMorgan Chase & Co.	268	16,342
Medtronic Plc	323	21,615
Michael Kors Holdings Ltd. (c)	219	9,262
Microsoft Corp.	715	31,656
Morgan Stanley	404	12,729
Navistar International Corp. (c) (e)	273	3,471
News Corp. - Class A	347	4,384
Oracle Corp.	123	4,442
Pfizer Inc.	515	16,183
SunTrust Banks Inc.	358	13,703
Target Corp.	86	6,751
Twenty-First Century Fox Inc. - Class A	396	10,685
United Parcel Service Inc. - Class B	109	10,799
Verizon Communications Inc.	54	2,359
Viacom Inc. - Class B	122	5,254
Walgreens Boots Alliance Inc.	85	7,036
		380,335
Total Common Stocks (cost $1,079,418)		1,017,169

SHORT TERM INVESTMENTS - 5.9%
Investment Company - 1.6%
JNL Money Market Fund, 0.10% (a) (h)	16,936	16,936

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Securities Lending Collateral - 4.3%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	43,958	43,958
Total Short Term Investments (cost $60,894)		60,894
Total Investments - 104.1% (cost $1,140,312)		1,078,063
Other Assets and Liabilities, Net - (4.1%)		(42,467)
Total Net Assets - 100.0%		$1,035,596

JNL/Franklin Templeton Global Multisector Bond Fund

CORPORATE BONDS AND NOTES - 6.0%
AUSTRALIA - 0.1%
Barminco Finance Pty Ltd., 9.00%, 06/01/18 (e) (r)	$700	$509
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22 (e) (r)	2,000	1,863
		2,372
CANADA - 0.7%
B2Gold Corp., 3.25%, 10/01/18 (v)	11,440	9,431
First Quantum Minerals Ltd.
6.75%, 02/15/20 (r)	1,318	883
7.00%, 02/15/21 (r)	1,318	853
Valeant Pharmaceuticals International Inc., 7.50%, 07/15/21 (r)	600	618
		11,785
FRANCE - 0.1%
CGG SA, 6.88%, 01/15/22	1,000	555
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21	1,900	1,087
		1,642
GERMANY - 0.0%
Unitymedia Hessen GmbH & Co. KG, 5.75%, 01/15/23 (r), EUR	720	843

ITALY - 0.2%
Wind Acquisition Finance SA, 7.38%, 04/23/21 (r)	3,000	2,962

JAMAICA - 0.1%
Digicel Ltd., 6.00%, 04/15/21 (r)	2,100	1,906

LUXEMBOURG - 0.2%
CHC Helicopter SA, 9.25%, 10/15/20 (e)	2,790	1,562
Intelsat Jackson Holdings SA, 5.50%, 08/01/23	1,600	1,316
		2,878
MEXICO - 0.1%
Cemex Finance LLC, 6.00%, 04/01/24 (e) (r)	2,500	2,275

NETHERLANDS - 0.1%
InterGen NV, 7.00%, 06/30/23 (r)	2,500	2,125

SOUTH AFRICA - 0.5%
Edcon Holdings Ltd.
8.00%, 06/30/19 (r) (y), EUR	809	769
13.38%, 06/30/19 (r) (y), EUR	16,184	1,808
Edcon Pty Ltd.
9.50%, 03/01/18 (r)	1,650	998
9.50%, 03/01/18 (r), EUR	7,150	4,874
		8,449
SPAIN - 0.0%
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22	600	596

SWEDEN - 0.1%
Stena AB, 7.00%, 02/01/24 (r)	400	354
Stena International SA, 5.75%, 03/01/24 (r)	900	810
		1,164
UNITED KINGDOM - 0.2%
Lynx II Corp., 6.38%, 04/15/23 (r)	2,200	2,189
Virgin Media Secured Finance Plc, 5.50%, 01/15/25 (r)	1,000	970
		3,159
UNITED STATES OF AMERICA - 3.6%
ArcelorMittal, 6.25%, 03/01/21 (e) (k)	2,000	1,800
Caesars Entertainment Operating Co. Inc.
11.25%, 06/01/17 (c) (d)	600	480
9.00%, 02/15/20 (c) (d)	700	574
California Resources Corp.
5.50%, 09/15/21 (e)	1,000	610
6.00%, 11/15/24 (e)	1,000	600
Calpine Corp.
6.00%, 01/15/22 (r)	200	207
5.88%, 01/15/24 (e) (r)	900	927
5.75%, 01/15/25	2,000	1,870
CCO Holdings LLC, 5.25%, 09/30/22	1,400	1,313
Chaparral Energy Inc., 7.63%, 11/15/22 (e)	1,400	413
Chesapeake Energy Corp.
6.63%, 08/15/20 (e)	1,000	743
6.13%, 02/15/21 (e)	1,500	1,045
CIT Group Inc.
6.63%, 04/01/18 (r)	500	529
5.00%, 08/15/22	1,000	999
5.00%, 08/01/23	1,000	994
Clayton Williams Energy Inc., 7.75%, 04/01/19 (e)	1,800	1,523
Clear Channel Communications Inc., 9.00%, 03/01/21	1,600	1,334
Clear Channel Worldwide Holdings Inc.
7.63%, 03/15/20	300	301
6.50%, 11/15/22	1,000	1,004
Community Health Systems Inc.
8.00%, 11/15/19	500	520
7.13%, 07/15/20	1,300	1,352
DaVita HealthCare Partners Inc., 5.75%, 08/15/22	2,700	2,808
DISH DBS Corp.
5.88%, 07/15/22	900	794
5.00%, 03/15/23	700	586
Echostar DBS Corp., 7.13%, 02/01/16	400	403
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17	600	126
7.75%, 06/15/19 (e)	1,200	180
Equinix Inc., 5.38%, 04/01/23	100	98
First Data Corp.
8.25%, 01/15/21 (r)	600	623
11.25%, 01/15/21	130	142
12.63%, 01/15/21	2,000	2,272
Frontier Communications Corp.
8.75%, 04/15/22	400	356
7.13%, 01/15/23	500	411
7.88%, 01/15/27	100	82
Halcon Resources Corp.
9.75%, 07/15/20 (e)	900	306
8.88%, 05/15/21 (e)	600	180
13.00%, 02/15/22 (e) (r)	1,040	662

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
HCA Inc.
7.50%, 02/15/22	500	565
5.88%, 03/15/22	1,800	1,930
iHeartCommunications Inc., 9.00%, 09/15/22	1,800	1,476
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	1,300	1,199
JBS USA LLC
8.25%, 02/01/20 (r)	1,100	1,147
5.88%, 07/15/24 (r)	1,700	1,594
JPMorgan Chase & Co., 5.00%, (callable at 100 beginning 07/01/19) (m)	2,000	1,945
Linn Energy LLC
6.25%, 11/01/19	500	133
7.75%, 02/01/21	1,200	276
6.50%, 09/15/21	1,300	270
Midstates Petroleum Co. Inc., 9.25%, 06/01/21 (e)	2,000	400
Regency Energy Partners LP
5.88%, 03/01/22	2,000	2,050
5.00%, 10/01/22	700	684
Reynolds Group Issuer Inc., 9.00%, 04/15/19 (e)	3,300	3,333
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (k)	2,000	1,855
6.25%, 03/15/22	900	837
Sirius XM Radio Inc.
6.00%, 07/15/24 (r)	1,700	1,708
5.38%, 04/15/25 (r)	700	669
SLM Corp.
8.45%, 06/15/18	1,400	1,439
5.50%, 01/15/19	900	836
4.88%, 06/17/19	800	728
Sprint Corp., 7.13%, 06/15/24	600	462
Sprint Nextel Corp.
9.00%, 11/15/18 (r)	1,000	1,050
6.00%, 11/15/22	1,600	1,204
T-Mobile USA Inc.
6.54%, 04/28/20	700	711
6.13%, 01/15/22	200	193
6.50%, 01/15/24	400	388
6.38%, 03/01/25	1,600	1,528
Tenet Healthcare Corp.
5.50%, 03/01/19	1,400	1,386
8.13%, 04/01/22	1,400	1,488
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (c) (d) (r)	1,600	620
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (r)	1,800	1,790
5.63%, 12/01/21 (r)	200	190
Visant Corp., 10.00%, 10/01/17	1,200	981
		66,232
Total Corporate Bonds and Notes (cost $146,287)		108,388

GOVERNMENT AND AGENCY OBLIGATIONS - 63.8%
BRAZIL - 3.5%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/18 - 08/15/24 (s), BRL	35,780	23,197
Brazil Letras do Tesouro Nacional, 0.00%, 10/01/15 - 01/01/18 (j), BRL	141,690	31,383
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/17 - 01/01/23, BRL	44,270	9,328
		63,908
ECUADOR - 0.5%
Ecuador Government International Bond, 7.95%, 06/20/24 (r)	12,480	8,798

GHANA - 1.8%
Ghana Government Bond
21.00%, 10/26/15, GHS	33,913	8,971
16.90%, 03/07/16, GHS	1,090	278
19.24%, 05/30/16, GHS	5,475	1,385
23.00%, 02/13/17 - 08/21/17, GHS	13,828	3,497
25.48%, 04/24/17, GHS	600	157
24.44%, 05/29/17, GHS	6,420	1,653
26.00%, 06/05/17, GHS	1,750	459
25.40%, 07/31/17, GHS	3,540	925
23.23%, 02/19/18, GHS	7,010	1,842
22.49%, 04/23/18, GHS	3,010	780
23.47%, 05/21/18, GHS	21,120	5,568
19.04%, 09/24/18, GHS	27,610	6,545
		32,060
HUNGARY - 4.8%
Hungary Government Bond
4.00%, 04/25/18, HUF	188,680	714
7.50%, 11/12/20, HUF	1,403,130	6,209
7.00%, 06/24/22, HUF	2,509,110	11,027
5.50%, 06/24/25, HUF	4,811,280	20,173
Hungary Government International Bond
4.38%, 07/04/17 (e) (p), EUR	1,478	1,757
5.75%, 06/11/18 (p), EUR	5,500	6,889
5.38%, 02/21/23	20,900	22,724
6.00%, 11/24/23, HUF	4,178,000	17,809
		87,302
INDIA - 2.2%
India Government Bond
7.28%, 06/03/19, INR	15,800	239
7.80%, 05/03/20, INR	407,300	6,233
8.12%, 12/10/20, INR	305,900	4,748
8.35%, 05/14/22, INR	120,200	1,879
7.16%, 05/20/23, INR	75,600	1,101
8.83%, 11/25/23, INR	1,020,400	16,397
8.28%, 09/21/27, INR	123,100	1,918
8.60%, 06/02/28, INR	422,400	6,759
		39,274
IRELAND - 1.5%
Ireland Government Bond, 5.40%, 03/13/25, EUR	18,286	27,961

KENYA - 0.5%
Kenya Government International Bond, 6.88%, 06/24/24 (r)	10,411	9,432

MALAYSIA - 5.1%
Malaysia Government Bond
3.20%, 10/15/15, MYR	93,150	21,190
3.17%, 07/15/16, MYR	117,080	26,633
4.26%, 09/15/16, MYR	59,320	13,632
3.81%, 02/15/17, MYR	27,370	6,270
3.39%, 03/15/17, MYR	112,250	25,545
		93,270
MEXICO - 8.5%
Mexico Bonos
8.00%, 12/17/15, MXN	282,105	16,837
6.25%, 06/16/16, MXN	551,600	33,211
7.25%, 12/15/16, MXN	1,664,280	102,465
Mexico Government Inflation Indexed Bond
5.00%, 06/16/16 (n), MXN	7,004	428
3.50%, 12/14/17 (n), MXN	7,333	461
4.00%, 06/13/19 (n), MXN	5,113	327
2.50%, 12/10/20 (n), MXN	4,062	244
		153,973

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
PHILIPPINES - 0.6%
Philippine Government Bond
7.00%, 01/27/16, PHP	3,260	71
1.63%, 04/25/16, PHP	463,320	9,872
9.13%, 09/04/16, PHP	1,120	26
		9,969
POLAND - 3.7%
Poland Government Bond
6.25%, 10/24/15, PLN	1,664	439
0.00%, 01/25/16 - 07/25/16 (j), PLN	97,564	25,523
5.00%, 04/25/16, PLN	106,720	28,606
4.75%, 10/25/16, PLN	45,065	12,236
		66,804
PORTUGAL - 2.5%
Portugal Government International Bond, 5.13%, 10/15/24 (e) (r)	40,660	43,084
Portugal Obrigacoes do Tesouro OT
4.95%, 10/25/23 (p), EUR	322	435
5.65%, 02/15/24 (p), EUR	805	1,134
		44,653
SERBIA - 4.8%
Republic of Serbia
4.88%, 02/25/20 (r)	4,280	4,323
7.25%, 09/28/21 (r)	14,790	16,565
Serbia Treasury Bond
10.00%, 11/08/15 - 09/11/21, RSD	6,712,780	66,487
8.00%, 01/12/17 - 04/06/17, RSD	54,950	525
		87,900
SINGAPORE - 1.6%
Singapore Government Bond, 1.13%, 04/01/16, SGD	40,740	28,594

SLOVENIA - 1.3%
Slovenia Government International Bond
5.50%, 10/26/22 (r)	9,006	10,114
5.85%, 05/10/23 (r)	11,615	13,271
		23,385
SOUTH KOREA - 11.6%
Korea Monetary Stabilization Bond
0.00%, 11/10/15 - 12/15/15 (j), KRW	24,385,500	20,537
2.90%, 12/02/15, KRW	18,443,300	15,598
1.92%, 03/09/16, KRW	256,090	216
2.80%, 04/02/16, KRW	34,025,920	28,894
1.74%, 05/09/16, KRW	5,460,200	4,613
2.79%, 06/02/16, KRW	7,948,700	6,763
1.62%, 06/09/16, KRW	442,400	374
1.57%, 07/09/16, KRW	7,875,600	6,647
2.46%, 08/02/16, KRW	17,965,100	15,277
1.56%, 08/09/16, KRW	20,975,100	17,701
1.52%, 09/09/16, KRW	1,200,800	1,013
2.22%, 10/02/16, KRW	9,339,100	7,933
2.07%, 12/02/16, KRW	18,875,500	16,024
1.96%, 02/02/17, KRW	7,935,500	6,732
Korea Treasury Bond
2.75%, 12/10/15 - 06/10/16, KRW	53,900,140	45,739
4.00%, 03/10/16, KRW	512,800	437
3.00%, 12/10/16, KRW	20,132,840	17,276
		211,774
SRI LANKA - 0.6%
Sri Lanka Government Bond
8.50%, 11/01/15 - 07/15/18, LKR	407,260	2,880
8.00%, 06/01/16 - 11/01/19, LKR	531,630	3,768
5.80%, 01/15/17 - 07/15/17, LKR	268,300	1,841
7.50%, 08/15/18, LKR	18,260	125
10.60%, 07/01/19 - 09/15/19, LKR	90,240	668
9.00%, 05/01/21, LKR	296,620	2,042
11.20%, 07/01/22, LKR	14,160	107
		11,431
UKRAINE - 3.5%
Financing of Infrastructural Projects State Enterprise, 8.38%, 11/03/17 (r)	100	78
Ukraine Government International Bond
6.25%, 06/17/16 (r)	580	454
6.58%, 11/21/16 (r)	696	547
9.25%, 07/24/17 (r)	17,880	14,141
6.75%, 11/14/17 (r)	7,360	5,814
7.75%, 09/23/20 (r)	1,357	1,094
7.95%, 02/23/21 (r)	9,700	7,689
7.80%, 11/28/22 (r)	21,300	16,885
7.50%, 04/17/23 (r)	22,130	17,640
		64,342
URUGUAY - 5.2%
Uruguay Government International Inflation Indexed Bond
5.00%, 09/14/18 (n), UYU ††	62,679	2,100
4.25%, 04/05/27 (n), UYU ††	73,056	2,045
4.38%, 12/15/28 - 12/15/28 (n), UYU ††	725,928	20,214
4.00%, 07/10/30 (n), UYU ††	29,382	778
3.70%, 06/26/37 (n), UYU ††	10,254	236
Uruguay Inflation Indexed Notas del Tesoro
2.75%, 06/16/16 (n), UYU ††	98,361	3,317
4.25%, 01/05/17 (n), UYU ††	101,980	3,291
2.25%, 08/23/17 (n), UYU ††	1,163,923	36,038
3.25%, 01/27/19 (n), UYU ††	290	10
4.00%, 06/10/20 - 05/25/25 (n), UYU ††	196,326	6,065
2.50%, 09/27/22 (n), UYU ††	62,260	1,749
Uruguay Notas del Tesoro
9.50%, 01/27/16, UYU ††	193,083	6,524
11.00%, 03/21/17, UYU ††	36,520	1,209
13.25%, 04/08/18, UYU ††	92,620	3,035
13.90%, 07/29/20, UYU ††	239,148	8,081
		94,692
Total Government and Agency Obligations (cost $1,335,205)		1,159,522

COMMON STOCKS - 0.0%
UNITED KINGDOM - 0.0%
CEVA Holdings LLC (c) (f)	—	215
Total Common Stocks (cost $466)		215

PREFERRED STOCKS - 0.0%
UNITED KINGDOM - 0.0%
CEVA Holdings LLC - Series A-1 (c) (f)	—	13
CEVA Holdings LLC - Series A-2 (c) (f)	1	466
Total Preferred Stocks (cost $1,030)		479

SHORT TERM INVESTMENTS - 26.8%
Investment Company - 9.1%
JNL Money Market Fund, 0.10% (a) (h)	165,779	165,779
Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	18,784	18,784
Treasury Securities - 16.7%
Bank Negara Malaysia Monetary Note
0.71%, 10/01/15, MYR	25,780	5,864
0.72%, 10/27/15, MYR	1,850	420

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
0.72%, 11/03/15, MYR	5,960	1,352
0.69%, 11/12/15, MYR	3,380	766
0.72%, 11/24/15, MYR	1,960	444
0.67%, 03/01/16, MYR	1,870	420
0.69%, 03/01/16, MYR	46,260	10,389
0.68%, 04/19/16, MYR	3,240	724
0.68%, 05/03/16, MYR	22,230	4,965
0.69%, 06/07/16, MYR	19,570	4,358
0.68%, 09/15/16, MYR	15,880	3,506
0.68%, 09/22/16, MYR	13,810	3,047
Malaysia Treasury Bill
0.67%, 10/09/15, MYR	620	141
0.66%, 10/23/15, MYR	680	154
0.69%, 12/04/15, MYR	9,570	2,165
0.63%, 12/11/15, MYR	3,170	717
0.68%, 01/22/16, MYR	13,740	3,096
0.72%, 01/22/16, MYR	1,410	318
0.66%, 03/18/16, MYR	3,350	751
0.66%, 04/29/16, MYR	1,850	413
0.62%, 05/27/16, MYR	560	125
0.67%, 08/05/16, MYR	20,900	4,631
Mexico Cetes
0.19%, 10/01/15, MXN	6,342	3,751
0.18%, 10/15/15, MXN	1,196	707
0.19%, 10/29/15, MXN	1,652	975
0.19%, 11/12/15, MXN	5,314	3,132
0.19%, 11/26/15, MXN	3,463	2,039
0.20%, 12/03/15, MXN	1,305	768
0.19%, 12/10/15, MXN	14,612	8,591
0.20%, 12/24/15, MXN	9,750	5,725
0.19%, 01/07/16, MXN	16,090	9,436
0.19%, 01/21/16, MXN	9,902	5,799
0.19%, 02/04/16, MXN	22,209	12,990
0.21%, 02/04/16, MXN	1,579	923
0.20%, 02/18/16, MXN	17,405	10,167
0.21%, 03/03/16, MXN	19,942	11,633
0.19%, 03/17/16, MXN	999	582
0.20%, 03/31/16, MXN	49,013	28,519
0.19%, 04/14/16, MXN	12,448	7,234
0.20%, 04/28/16, MXN	5,927	3,439
0.21%, 05/26/16, MXN	16,605	9,608
0.21%, 06/23/16, MXN	24,463	14,113
0.21%, 08/18/16, MXN	3,081	1,767
Monetary Authority of Singapore
0.53%, 10/02/15, SGD	6,180	4,343
0.53%, 10/27/15, SGD	170	119
0.67%, 11/06/15, SGD	26,350	18,500
0.65%, 11/13/15, SGD	571	401
0.65%, 11/20/15, SGD	17,890	12,552
0.49%, 01/05/16, SGD	720	504
Philippine Treasury Bill
0.03%, 10/07/15, PHP	2,320	50
0.03%, 11/04/15, PHP	720	15
0.03%, 12/02/15, PHP	1,790	38
0.03%, 02/03/16, PHP	16,050	341
0.03%, 03/02/16, PHP	8,330	174
0.03%, 04/06/16, PHP	1,575,000	33,361
0.04%, 07/06/16, PHP	1,000	21
0.03%, 08/03/16, PHP	3,940	84
0.03%, 09/07/16, PHP	36,700	767
Singapore Treasury Bill, 0.62%, 12/22/15, SGD	32,980	23,114
Uruguay Treasury Bill
0.41%, 10/08/15, UYU ††	10,510	361
0.43%, 10/23/15, UYU ††	750	26
0.40%, 11/26/15, UYU ††	14,930	502
0.43%, 01/04/16, UYU ††	4,480	148
0.41%, 01/14/16, UYU ††	89,635	2,946
0.39%, 03/03/16, UYU ††	33,827	1,098
0.42%, 04/11/16, UYU ††	5,980	191
0.42%, 04/21/16, UYU ††	37,335	1,174
0.39%, 06/09/16, UYU ††	27,683	867
0.37%, 07/28/16, UYU ††	64,395	1,940
0.40%, 09/15/16, UYU ††	7,590	229
0.40%, 11/03/16, UYU ††	8,940	258
0.39%, 02/10/17, UYU ††	106,610	3,050
0.39%, 04/03/17, UYU ††	160,693	4,515
0.39%, 05/19/17, UYU ††	55,210	1,470
		303,823
Total Short Term Investments (cost $512,521)		488,386
Total Investments - 96.6% (cost $1,995,509)		1,756,990
Other Assets and Liabilities, Net - 3.4%		62,147
Total Net Assets - 100.0%		$1,819,137

JNL/Franklin Templeton Income Fund

COMMON STOCKS - 53.6%
CONSUMER DISCRETIONARY - 3.8%
Fiat Chrysler Automobiles NV (c)	40	$4,745
Ford Motor Co.	1,650	22,391
General Motors Co.	569	17,084
Las Vegas Sands Corp.	100	3,797
Target Corp.	500	39,330
		87,347
CONSUMER STAPLES - 1.5%
Coca-Cola Co.	310	12,437
PepsiCo Inc.	237	22,340
		34,777
ENERGY - 8.8%
Anadarko Petroleum Corp.	75	4,529
BP Plc - ADR	700	21,392
Chevron Corp.	370	29,186
Devon Energy Corp.	115	4,265
Exxon Mobil Corp.	309	22,974
Halliburton Co.	327	11,559
Occidental Petroleum Corp.	153	10,121
Royal Dutch Shell Plc - ADR- Class A	1,180	55,920
Schlumberger Ltd.	173	11,932
Spectra Energy Corp.	300	7,892
Total SA - ADR (e)	450	20,119
Williams Cos. Inc.	144	5,303
		205,192
FINANCIALS - 3.1%
JPMorgan Chase & Co.	236	14,364
MetLife Inc.	398	18,756
Royal Bank of Canada	113	6,232
Toronto-Dominion Bank	93	3,666
U.S. Bancorp	200	8,202
Wells Fargo & Co.	400	20,540
		71,760
HEALTH CARE - 6.1%
AstraZeneca Plc	205	13,001
Bristol-Myers Squibb Co.	17	1,024
Eli Lilly & Co.	285	23,860
Johnson & Johnson	300	28,005
Merck & Co. Inc.	272	13,424
Pfizer Inc.	948	29,780
Roche Holding AG	45	11,946
Sanofi SA - ADR	450	21,362
		142,402

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
INDUSTRIALS - 6.6%
Boeing Co.	85	11,144
CEVA Holdings LLC (c) (f)	2	1,106
General Electric Co.	1,548	39,033
Illinois Tool Works Inc.	50	4,116
Lockheed Martin Corp.	91	18,845
Raytheon Co.	215	23,491
Republic Services Inc.	294	12,129
Union Pacific Corp.	145	12,819
United Technologies Corp.	200	17,798
Waste Management Inc.	245	12,213
		152,694
INFORMATION TECHNOLOGY - 4.2%
Cisco Systems Inc.	561	14,732
First Data Holdings Inc. (c) (f) (p) (q)	1,706	8,862
Freescale Semiconductor Ltd. (c)	36	1,317
Intel Corp.	753	22,686
Microsoft Corp.	590	26,122
QUALCOMM Inc.	195	10,477
Texas Instruments Inc.	252	12,454
		96,650
MATERIALS - 6.3%
Agrium Inc. (e)	135	12,082
BASF SE	100	7,648
BHP Billiton Plc	1,045	15,906
Dow Chemical Co.	910	38,563
E.I. du Pont de Nemours & Co.	460	22,172
Goldcorp Inc.	187	2,344
Mosaic Co.	335	10,422
Praxair Inc.	60	6,112
Rio Tinto Plc - ADR (e)	904	30,563
		145,812
TELECOMMUNICATION SERVICES - 2.4%
AT&T Inc.	446	14,528
BCE Inc.	180	7,367
CenturyLink Inc.	99	2,497
Telstra Corp. Ltd.	900	3,558
Verizon Communications Inc.	550	23,931
Vodafone Group Plc	1,636	5,161
		57,042
UTILITIES - 10.8%
American Electric Power Co. Inc.	200	11,372
Dominion Resources Inc.	300	21,128
Duke Energy Corp.	471	33,912
Dynegy Inc. (c)	237	4,898
Exelon Corp.	738	21,916
FirstEnergy Corp.	200	6,262
NextEra Energy Inc.	263	25,683
PG&E Corp.	680	35,893
Pinnacle West Capital Corp.	100	6,414
PPL Corp. (e)	404	13,278
Public Service Enterprise Group Inc. (e)	300	12,648
Sempra Energy	117	11,345
Southern Co.	783	34,981
Xcel Energy Inc. (e)	350	12,394
		252,124
Total Common Stocks (cost $1,226,214)		1,245,800

EQUITY LINKED STRUCTURED NOTES - 4.1%
CONSUMER DISCRETIONARY - 0.8%
Citigroup Inc. Equity Linked Note (Ford Motor Co.) (r)	365	4,899
Deutsche Bank AG Equity Linked Note (General Motors Co.) (r)	185	5,532
Goldman Sachs Group Inc. Equity Linked Note (General Motors Co.) (r)	300	8,937
		19,368
CONSUMER STAPLES - 0.3%
Citigroup Inc. Equity Linked Note (Whole Foods Market Inc.) (r)	185	5,932

ENERGY - 0.7%
Citigroup Inc. Equity Linked Note (Cabot Oil & Gas Corp.) (r)	245	5,374
Credit Suisse AG Equity Linked Note (Baker Hughes Inc.) (r)	80	4,095
JPMorgan Chase & Co. Equity Linked Note (Andarko Petroleum Corp.) (r)	110	6,710
		16,179
FINANCIALS - 0.6%
Goldman Sachs Group Inc. Equity Linked Note (Bank of America Corp.) (r)	828	12,919

INDUSTRIALS - 0.4%
Goldman Sachs Group Inc. Equity Linked Note (General Electric Co.) (r)	400	9,939

INFORMATION TECHNOLOGY - 1.3%
Citigroup Inc. Equity Linked Note (Apple Inc.) (r)	170	18,645
Merrill Lynch International & Co. Equity Linked Note (Intel Corp.) (r)	410	12,457
		31,102
Total Equity Linked Structured Notes (cost $112,853)		95,439

PREFERRED STOCKS - 2.9%
ENERGY - 0.1%
Chesapeake Energy Corp., 5.75% (m) (v)	3	1,185
Sanchez Energy Corp., 4.88% (m) (v)	50	1,038
Sanchez Energy Corp., 6.50% (m) (v)	80	1,611
		3,834
FINANCIALS - 1.3%
Bank of America Corp., 7.25% (m) (v)	12	12,784
Federal National Mortgage Association, 5.38%, (callable at 105,000 beginning 11/23/15) (c) (d) (m)	—	776
FelCor Lodging Trust Inc., 1.95% (m) (v)	60	1,490
Morgan Stanley, 6.38%, (callable at 25 beginning 10/25/24) (m)	125	3,180
Wells Fargo & Co. – Series L 7.50% (m) (v)	10	11,680
		29,910
HEALTH CARE - 0.2%
Allergan Plc, 5.50%, 03/01/18 (v)	5	4,717

INDUSTRIALS - 0.0%
CEVA Holdings LLC - Series A-1 (c) (f)	—	41
CEVA Holdings LLC - Series A-2 (c) (f)	2	1,049
		1,090
MATERIALS - 0.5%
Alcoa Inc., 5.38% (e) (v)	300	10,020
ArcelorMittal, 6.00% (v)	120	986
		11,006
UTILITIES - 0.8%
Dominion Resources Inc., 6.13% - Series A	37	2,019
Dominion Resources Inc., 6.00% - Series B (e)	37	2,043
Dominion Resources Inc., 6.38%	70	3,448

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
NextEra Energy Inc., 6.37%	200	10,290
		17,800
Total Preferred Stocks (cost $79,163)		68,357

WARRANTS - 0.0%
Dynegy Inc. (c)	33	38
Total Warrants (cost $769)		38

CORPORATE BONDS AND NOTES - 29.2%
CONSUMER DISCRETIONARY - 3.9%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (e) (r)	$6,100	4,697
Altice SA, 7.75%, 05/15/22 (r)	1,500	1,365
Argos Merger Sub Inc., 7.13%, 03/15/23 (r)	2,000	2,023
Clear Channel Communications Inc.
9.00%, 12/15/19	2,356	2,014
9.00%, 03/01/21	16,000	13,340
Cumulus Media Holdings Inc., 7.75%, 05/01/19 (e)	2,500	1,794
DISH DBS Corp.
5.00%, 03/15/23	4,000	3,350
5.88%, 11/15/24	4,800	4,080
Dollar General Corp., 3.25%, 04/15/23	4,250	4,051
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23	6,800	6,341
HD Supply Inc., 5.25%, 12/15/21 (r)	2,800	2,814
iHeartCommunications Inc., 9.00%, 09/15/22	7,300	5,986
International Game Technology Plc
6.25%, 02/15/22 (r)	4,300	3,999
6.50%, 02/15/25 (r)	4,300	3,870
KB Home
7.00%, 12/15/21	5,300	5,313
7.50%, 09/15/22 (e)	2,000	2,035
MGM Resorts International
5.25%, 03/31/20	1,100	1,074
6.75%, 10/01/20	800	826
Numericable Group SA, 6.00%, 05/15/22 (r)	1,800	1,735
Outfront Media Capital LLC, 5.63%, 02/15/24	200	203
Regal Entertainment Group, 5.75%, 03/15/22 (e)	6,000	5,895
Sirius XM Radio Inc., 6.00%, 07/15/24 (r)	4,900	4,924
Univision Communications Inc., 5.13%, 05/15/23 (r)	10,000	9,500
		91,229
CONSUMER STAPLES - 1.2%
Cott Beverages Inc.
6.75%, 01/01/20	3,400	3,494
5.38%, 07/01/22	3,000	2,906
JBS USA LLC
7.25%, 06/01/21 (r)	3,500	3,631
5.88%, 07/15/24 (r)	8,500	7,969
Reynolds Group Issuer Inc.
7.88%, 08/15/19	1,400	1,455
9.88%, 08/15/19	4,100	4,243
5.75%, 10/15/20	1,900	1,919
8.25%, 02/15/21 (e) (k)	600	599
U.S. Foods Inc., 8.50%, 06/30/19	2,500	2,588
		28,804
ENERGY - 4.6%
American Energy Permian Holdings LLC, 8.00%, 05/01/22 (r) (v) (y)	1,500	375
American Energy Woodford LLC, 12.00%, 12/30/20 (e) (r)	3,499	1,469
Antero Resources Corp., 5.13%, 12/01/22	3,000	2,580
Arch Coal Inc., 7.00%, 06/15/19	2,500	187
Bill Barrett Corp.
7.63%, 10/01/19 (e)	7,000	5,040
7.00%, 10/15/22 (e)	5,000	3,250
California Resources Corp.
5.50%, 09/15/21 (e)	4,200	2,562
6.00%, 11/15/24 (e)	2,500	1,500
CGG SA, 6.88%, 01/15/22	5,000	2,775
Chesapeake Energy Corp.
7.25%, 12/15/18	5,000	4,137
5.75%, 03/15/23 (e)	3,500	2,283
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21 (e)	3,200	1,830
Cobalt International Energy Inc., 3.13%, 05/15/24 (v)	10,000	6,300
Denbury Resources Inc., 5.50%, 05/01/22	4,800	2,844
El Paso LLC, 7.75%, 01/15/32	1,000	1,052
Energy Transfer Equity LP, 5.50%, 06/01/27	5,000	4,150
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (e)	8,000	1,680
11.00%, 03/15/20 (r)	2,200	1,034
6.88%, 03/15/24 (e)	8,400	1,449
EnQuest Plc, 7.00%, 04/15/22 (r)	6,200	3,844
Halcon Resources Corp., 13.00%, 02/15/22 (e) (r)	6,760	4,301
Kinder Morgan Inc., 5.63%, 11/15/23 (r)	3,300	3,237
Linn Energy LLC
6.50%, 05/15/19 (e)	5,250	1,444
6.25%, 11/01/19	2,000	530
8.63%, 04/15/20	3,300	883
7.75%, 02/01/21	2,000	460
Magnum Hunter Resources Corp., 9.75%, 05/15/20 (e)	2,500	1,125
NGL Energy Partners LP, 6.88%, 10/15/21	6,400	6,016
NGPL PipeCo LLC, 7.12%, 12/15/17 (e) (r)	4,000	3,800
Niska Gas Storage Canada ULC, 6.50%, 04/01/19 (e)	700	616
Peabody Energy Corp., 10.00%, 03/15/22 (e) (r)	6,400	2,408
PetroQuest Energy Inc., 10.00%, 09/01/17	5,000	4,425
Rex Energy Corp.
8.88%, 12/01/20 (e)	3,000	1,560
6.25%, 08/01/22	5,000	2,000
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	2,100	1,869
Sanchez Energy Corp.
7.75%, 06/15/21 (e)	5,500	4,070
6.13%, 01/15/23 (e)	3,100	2,077
SandRidge Energy Inc.
8.75%, 01/15/20	2,000	470
7.50%, 03/15/21	4,400	968
7.50%, 02/15/23 (e)	1,800	388
Stone Energy Corp., 7.50%, 11/15/22	6,132	3,802
Ultra Petroleum Corp., 6.13%, 10/01/24 (e) (r)	5,800	3,306
W&T Offshore Inc., 8.50%, 06/15/19	8,000	3,560
Williams Cos. Inc., 3.70%, 01/15/23	4,200	3,258
		106,914
FINANCIALS - 4.8%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	1,500	690
Antero Resources Finance Corp., 5.38%, 11/01/21 (e)	1,800	1,584
Bank of America Corp.
6.10% (callable at 100 beginning 03/17/25) (m)	4,000	3,890
8.12% (callable at 100 beginning 05/15/18) (m)	1,000	1,045
CIT Group Inc., 5.00%, 08/01/23	2,000	1,987

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Citigroup Inc.
5.87% (callable at 100 beginning 03/27/20) (m)	10,000	9,825
5.90% (callable at 100 beginning 02/15/23) (e) (m)	6,500	6,337
5.95% (callable at 100 beginning 08/15/20) (m)	8,000	7,890
5.95% (callable at 100 beginning 01/30/23) (m)	7,000	6,790
6.30% (callable at 100 beginning 05/15/24) (m)	10,600	10,199
International Lease Finance Corp., 8.75%, 03/15/17 (k)	2,000	2,150
iStar Financial Inc., 5.00%, 07/01/19	6,000	5,704
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (m)	12,000	11,670
5.15% (callable at 100 beginning 05/01/23) (m)	2,000	1,886
6.10% (callable at 100 beginning 10/01/24) (m)	10,000	9,935
7.90% (callable at 100 beginning 04/30/18) (m)	5,800	6,021
Morgan Stanley, 5.55%, (callable at 100 beginning 07/15/20) (m)	2,500	2,462
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (r)	5,000	5,175
7.25%, 12/15/21 (r)	5,000	5,075
Stena AB, 7.00%, 02/01/24 (r)	700	620
Stena International SA, 5.75%, 03/01/24 (r)	5,800	5,220
Wells Fargo & Co., 5.90%, (callable at 100 beginning 06/15/24) (m)	4,700	4,700
		110,855
HEALTH CARE - 2.6%
Community Health Systems Inc., 6.88%, 02/01/22 (e)	2,000	2,042
DaVita HealthCare Partners Inc., 5.13%, 07/15/24	3,600	3,535
HCA Inc.
7.50%, 02/15/22	4,100	4,633
4.75%, 05/01/23	2,500	2,509
5.88%, 05/01/23	7,500	7,781
5.25%, 04/15/25	3,000	3,060
Tenet Healthcare Corp.
4.38%, 10/01/21	9,500	9,263
8.13%, 04/01/22	7,500	7,972
6.75%, 06/15/23	5,500	5,445
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20 (r)	3,600	3,580
VRX Escrow Corp.
5.88%, 05/15/23 (r)	6,200	5,944
6.13%, 04/15/25 (r)	4,700	4,502
		60,266
INDUSTRIALS - 2.2%
Abengoa Greenfield SA, 6.50%, 10/01/19 (e) (r)	5,000	1,875
ADT Corp., 4.13%, 06/15/23 (e)	2,200	1,980
Algeco Scotsman Global Finance Plc, 8.50%, 10/15/18 (e) (r)	2,500	2,188
Belden Inc., 5.50%, 09/01/22 (r)	5,000	4,837
Bombardier Inc.
6.00%, 10/15/22 (e) (r)	5,000	3,700
6.13%, 01/15/23 (e) (r)	5,600	4,116
7.50%, 03/15/25 (r)	4,700	3,525
BWAY Holding Co., 9.13%, 08/15/21 (r)	5,000	4,825
CHC Helicopter SA, 9.25%, 10/15/20 (e)	3,150	1,764
Hertz Corp., 6.75%, 04/15/19	1,100	1,119
Navistar International Corp., 8.25%, 11/01/21 (e)	3,000	2,404
TransDigm Inc.
6.00%, 07/15/22	2,700	2,518
6.50%, 07/15/24	2,700	2,538
United Rentals North America Inc., 5.75%, 11/15/24	5,500	5,266
XPO Logistics Inc., 6.50%, 06/15/22 (e) (r)	10,000	8,456
		51,111
INFORMATION TECHNOLOGY - 1.6%
BMC Software Finance Inc., 8.13%, 07/15/21 (r)	6,000	4,849
CommScope Inc., 5.50%, 06/15/24 (r)	5,000	4,775
First Data Corp.
8.25%, 01/15/21 (r)	15,914	16,531
12.63%, 01/15/21	7,400	8,408
8.75%, 01/15/22 (r) (y)	3,198	3,342
		37,905
MATERIALS - 1.7%
Ardagh Packaging Finance Plc
6.25%, 01/31/19 (r)	1,200	1,194
6.75%, 01/31/21 (r)	1,500	1,504
6.00%, 06/30/21 (e) (r)	5,000	4,775
Cemex Finance LLC, 6.00%, 04/01/24 (e) (r)	3,000	2,730
Cemex SAB de CV, 7.25%, 01/15/21 (r)	6,000	5,985
Consolidated Minerals Ltd., 8.00%, 05/15/20 (r)	2,000	1,400
First Quantum Minerals Ltd.
6.75%, 02/15/20 (e) (r)	2,070	1,387
7.00%, 02/15/21 (r)	2,070	1,340
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22 (e) (r)	14,000	13,038
Kerling Plc, 10.63%, 02/01/17 (e) (r), EUR	3,600	4,047
Platform Specialty Products Corp., 6.50%, 02/01/22 (r)	3,000	2,580
		39,980
TELECOMMUNICATION SERVICES - 4.4%
Consolidated Communications Inc., 6.50%, 10/01/22 (r)	5,000	4,475
Frontier Communications Corp.
9.25%, 07/01/21	3,000	2,889
10.50%, 09/15/22 (e) (r)	5,000	4,862
7.13%, 01/15/23	1,900	1,562
Inmarsat Finance Plc, 4.88%, 05/15/22 (r)	5,000	4,863
Intelsat Jackson Holdings SA, 5.50%, 08/01/23 (e)	6,000	4,935
Neptune Finco Corp., 10.88%, 10/15/25 (r)	4,400	4,444
Sprint Corp.
7.88%, 09/15/23	9,400	7,608
7.13%, 06/15/24	5,500	4,233
7.63%, 02/15/25	10,000	7,744
Sprint Nextel Corp.
9.00%, 11/15/18 (r)	7,300	7,665
7.00%, 08/15/20	5,000	4,175
11.50%, 11/15/21	7,500	7,425
T-Mobile USA Inc.
6.00%, 03/01/23	10,000	9,650
6.63%, 04/01/23	7,500	7,425
Telecom Italia SpA, 5.30%, 05/30/24 (r)	5,000	4,887
Virgin Media Secured Finance Plc, 5.50%, 01/15/25 (r)	9,000	8,730
Wind Acquisition Finance SA, 7.38%, 04/23/21 (r)	5,000	4,937
		102,509

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
UTILITIES - 2.2%
AES Corp.
4.88%, 05/15/23	1,000	878
5.50%, 03/15/24	2,500	2,216
Calpine Corp.
5.38%, 01/15/23	7,000	6,528
5.75%, 01/15/25	6,500	6,078
Dynegy Inc.
6.75%, 11/01/19	15,000	15,037
7.38%, 11/01/22	10,000	10,075
InterGen NV, 7.00%, 06/30/23 (r)	10,000	8,500
NRG Yield Operating LLC., 5.38%, 08/15/24	700	614
		49,926
Total Corporate Bonds and Notes (cost $788,731)		679,499

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. (c) (f) (p) (q) (u)	100	1
SuperMedia Inc. Escrow Litigation Trust (c) (f) (p) (q) (u)	868	—
Total Other Equity Interests (cost $14)		1

VARIABLE RATE SENIOR LOAN INTERESTS - 2.2% (i)
CONSUMER DISCRETIONARY - 0.7%
IHeartCommunications Inc. Term Loan, 6.95%, 01/30/19	$20,000	16,550

CONSUMER STAPLES - 0.2%
U.S. Foods Inc. Term Loan, 4.50%, 03/31/19	4,900	4,891

ENERGY - 0.4%
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	7,387	4,327
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20	7,500	2,063
NGPL PipeCo LLC Term Loan, 6.75%, 09/15/17	4,407	3,949
		10,339
INDUSTRIALS - 0.3%
CEVA Group Plc Term Loan
6.50%, 03/12/21	1,946	1,738
6.50%, 03/12/21	1,355	1,210
CEVA Logisitics Term Loan
6.50%, 03/18/21	243	217
6.50%, 03/18/21	1,411	1,260
Navistar International Corp. Term Loan B, 6.75%, 08/15/17	2,488	2,426
		6,851
INFORMATION TECHNOLOGY - 0.6%
First Data Corp. Extended Term Loan, 3.70%, 03/24/18	9,123	9,040
SRA International Inc. Term Loan, 6.50%, 07/07/18	3,735	3,740
		12,780
Total Variable Rate Senior Loan Interests (cost $63,329)		51,411

SHORT TERM INVESTMENTS - 12.4%
Investment Company - 6.7%
JNL Money Market Fund, 0.10% (a) (h)	155,217	155,217

Securities Lending Collateral - 5.7%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	131,333	131,333
Total Short Term Investments (cost $286,550)		286,550
Total Investments - 104.4% (cost $2,557,623)		2,427,095
Other Assets and Liabilities, Net - (4.4%)		(101,229)
Total Net Assets - 100.0%		$2,325,866

JNL/Franklin Templeton International Small Cap Growth Fund

COMMON STOCKS - 93.6%
AUSTRIA - 0.3%
Wienerberger AG	102	$1,797

BELGIUM - 2.4%
Barco NV	21	1,345
BHF Kleinwort Benson Group (c)	1,715	10,231
Ontex Group NV	39	1,187
		12,763
BERMUDA - 3.3%
Arch Capital Group Ltd. (c) (e)	185	13,570
Axis Capital Holdings Ltd.	70	3,741
		17,311
BRAZIL - 0.3%
Grendene SA	187	841
Tupy SA	130	588
		1,429
CANADA - 7.1%
AGF Management Ltd. (e)	124	493
Badger Daylighting Ltd. (e)	135	1,965
Canaccord Genuity Group Inc.	140	547
Dorel Industries Inc.	54	1,276
Enerflex Ltd.	151	1,488
Ensign Energy Services Inc.	66	409
Fairfax Financial Holdings Ltd.	30	13,617
Fairfax India Holdings Corp. (c)	2	16
Fairfax India Holdings Corp. (c)	930	10,324
Genworth MI Canada Inc. (e)	62	1,338
HudBay Minerals Inc.	248	917
Laurentian Bank of Canada	33	1,252
Major Drilling Group International Inc. (e)	306	1,019
Mullen Group Ltd. (e)	150	2,008
Precision Drilling Corp. (e)	177	656
		37,325
CHINA - 2.9%
AAC Technologies Holdings Inc. (e)	312	1,948
China ZhengTong Auto Services Holdings Ltd.	2,273	938
Kingdee International Software Group Co. Ltd. (e)	4,970	1,876
New Oriental Education & Technology Group - ADR	490	9,902
SinoMedia Holding Ltd.	1,135	370
		15,034
DENMARK - 1.2%
ISS A/S	197	6,530

FINLAND - 4.6%
Amer Sports Oyj - Class A	151	3,834
Huhtamaki Oyj - Class I	115	3,519
Uponor Oyj	658	8,547

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Valmet Corp.	834	8,085
		23,985
FRANCE - 3.1%
Beneteau SA (e)	701	10,431
Euler Hermes SA	61	5,631
		16,062
GERMANY - 2.6%
Gerresheimer AG	54	3,917
Jenoptik AG	65	925
Kloeckner & Co. SE (e)	224	1,837
Leoni AG (e)	30	1,602
Rational AG	9	3,781
Stabilus SA (c)	37	1,322
		13,384
GREECE - 0.5%
Diana Shipping Inc. (c)	428	2,772

HONG KONG - 2.9%
EVA Precision Industrial Holdings Ltd.	7,182	1,409
Goldpac Group Ltd.	1,060	538
Luk Fook Holdings International Ltd.	499	1,251
Shenguan Holdings Group Ltd.	1,470	190
Sitoy Group Holdings Ltd.	1,458	721
Stella International Holdings Ltd.	544	1,337
Techtronic Industries Co.	1,048	3,905
Value Partners Group Ltd.	1,978	1,861
VTech Holdings Ltd. (e)	268	3,176
Yingde Gases	1,316	544
		14,932
INDIA - 0.3%
Dewan Housing Finance Corp. Ltd.	264	886
Jain Irrigation Systems Ltd.	514	504
		1,390
IRELAND - 8.0%
C&C Group Plc	2,538	10,070
Dalata Hotel Group Plc (c)	1,330	6,392
Grafton Group Plc	1,246	12,631
Green REIT plc	4,909	8,162
Irish Residential Properties REIT Plc	3,850	4,728
		41,983
ITALY - 2.9%
Amplifon SpA (e)	140	1,058
Azimut Holding SpA	9	199
MARR SpA	52	986
Prysmian SpA	542	11,205
Sorin SpA (c)	589	1,699
		15,147
JAPAN - 8.7%
Aderans Holdings Co. Ltd.	804	6,400
Asahi Co. Ltd.	85	922
Asatsu-DK Inc.	240	5,404
Asics Corp.	156	3,718
Capcom Co. Ltd. (e)	42	818
Daibiru Corp. (e)	124	962
Descente Ltd.	120	1,700
Keihin Corp.	76	1,073
Kobayashi Pharmaceutical Co. Ltd.	50	3,734
Koshidaka Holdings Co. Ltd.	34	729
KYB Corp. (e)	275	727
Meitec Corp.	81	2,815
Nachi-Fujikoshi Corp.	388	1,609
Sankyo Co. Ltd.	119	4,241
Shinko Plantech Co. Ltd.	88	717
Square Enix Holdings Co. Ltd.	82	2,029
Sumitomo Rubber Industries Inc.	201	2,794
Tokai Rika Co. Ltd.	42	865
Tsugami Corp. (e)	157	581
Tsumura & Co. (e)	112	2,440
Unipres Corp.	76	1,444
		45,722
LUXEMBOURG - 0.5%
Grand City Properties SA	125	2,401

NETHERLANDS - 5.2%
Aalberts Industries NV	117	3,475
Accell Group	68	1,464
Arcadis NV	125	2,934
Beter Bed Holding NV	68	1,522
Sligro Food Group NV	271	9,897
TNT NV	833	6,359
USG People NV	102	1,390
		27,041
NORWAY - 0.4%
Ekornes ASA	99	1,106
Tomra Systems ASA	118	1,108
		2,214
PHILIPPINES - 0.5%
Metropolitan Bank & Trust Co.	399	697
Vista Land & Lifescapes Inc.	15,940	1,718
		2,415
SINGAPORE - 2.2%
ARA Asset Management Ltd.	8,505	7,889
Straits Trading Co. Ltd.	2,188	3,446
		11,335
SOUTH KOREA - 2.7%
Binggrae Co. Ltd.	16	1,019
BNK Financial Group Inc.	214	2,480
DGB Financial Group Inc.	260	2,311
Hanon Systems	58	1,942
Hyundai Mipo Dockyard Co. Ltd. (c)	13	741
KIWOOM Securities Co. Ltd.	11	539
Korea Investment Holdings Co. Ltd.	30	1,567
Sindoh Co. Ltd.	25	1,337
Youngone Corp.	41	2,092
		14,028
SPAIN - 3.5%
Construcciones y Auxiliar de Ferrocarriles SA (e)	5	1,402
Lar Espana Real Estate Socimi SA (e)	812	7,762
Melia Hotels International SA (e)	73	1,022
Tecnicas Reunidas SA	31	1,376
Zardoya Otis SA (e)	650	7,024
		18,586
SWEDEN - 0.6%
Bulten AB (e)	79	680
Duni AB	87	1,282
Oriflame Holding AG (c)	63	787
Thule Group AB (p)	21	238
		2,987
SWITZERLAND - 1.0%
Logitech International SA (e)	41	539
Panalpina Welttransport Holding AG	18	2,014
Vontobel Holding AG	55	2,773
		5,326

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
TAIWAN - 1.4%
Casetek Holdings Ltd.	159	680
Chicony Electronics Co. Ltd.	788	1,821
D-Link Corp.	176	53
Giant Manufacturing Co. Ltd.	263	1,918
Simplo Technology Co. Ltd.	584	1,884
Tripod Technology Corp.	815	1,175
		7,531
THAILAND - 0.1%
LPN Development PCL	1,260	592

UNITED KINGDOM - 20.8%
Amec Foster Wheeler Plc	357	3,878
Bellway Plc	30	1,126
Berendsen Plc	75	1,135
Bovis Homes Group Plc	62	952
Carpetright Plc (c)	1,007	7,974
Clarkson Plc	193	5,935
Debenhams Plc	1,301	1,557
Devro Plc	313	1,395
DFS Furniture Plc (c)	232	998
Dignity Plc	52	1,879
Foxtons Group Plc	577	2,073
Greggs Plc	195	3,203
Headlam Group Plc	1,365	10,374
Kennedy Wilson Europe Real Estate Plc	921	15,862
Laird Plc	244	1,391
Man Group Plc	1,209	2,806
Michael Page International Plc	1,778	12,766
Morgan Sindall Group Plc	443	4,949
Oxford Instruments Plc	128	1,122
Serco Group Plc	2,797	4,321
SIG Plc	1,112	2,923
Sthree Plc	987	5,186
United Business Media Ltd.	383	2,819
Vectura Group Plc (c)	339	898
Vesuvius Plc	2,152	11,507
		109,029
UNITED STATES OF AMERICA - 3.6%
Flextronics International Ltd. (c) (e)	152	1,603
RenaissanceRe Holdings Ltd.	134	14,215
Steiner Leisure Ltd. (c)	47	2,969
		18,787
Total Common Stocks (cost $497,516)		489,838

PREFERRED STOCKS - 0.3%
BRAZIL - 0.1%
Alpargatas SA	413	702

GERMANY - 0.2%
Draegerwerk AG & Co. KGaA	13	1,113
Total Preferred Stocks (cost $2,640)		1,815

SHORT TERM INVESTMENTS - 10.6%
Investment Company - 6.1%
JNL Money Market Fund, 0.10% (a) (h)	31,873	31,873

Securities Lending Collateral - 4.5%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	23,774	23,774
Total Short Term Investments (cost $55,647)		55,647
Total Investments - 104.5% (cost $555,803)		547,300
Other Assets and Liabilities, Net - (4.5%)		(23,811)
Total Net Assets - 100.0%		$523,489

JNL/Franklin Templeton Mutual Shares Fund

COMMON STOCKS - 88.7%
CONSUMER DISCRETIONARY - 9.7%
CBS Corp. - Class B	267	$10,639
Cengage Learning Holdings II LP	53	1,396
General Motors Co.	496	14,902
Macy’s Inc.	182	9,352
Office Depot Inc. (c)	936	6,007
Reed Elsevier Plc	715	12,269
Time Warner Cable Inc.	141	25,320
Time Warner Inc.	115	7,893
Twenty-First Century Fox Inc. - Class B	699	18,917
		106,695
CONSUMER STAPLES - 10.6%
Altria Group Inc.	260	14,125
Avon Products Inc. (e)	331	1,076
British American Tobacco Plc	354	19,507
CVS Health Corp.	125	12,095
Edgewell Personal Care Co.	53	4,309
Imperial Tobacco Group Plc	287	14,862
Kroger Co.	328	11,820
Molson Coors Brewing Co.	70	5,776
PepsiCo Inc.	155	14,617
Philip Morris International Inc.	77	6,099
Reynolds American Inc.	281	12,444
		116,730
ENERGY - 6.3%
Anadarko Petroleum Corp.	76	4,614
Apache Corp.	109	4,284
Baker Hughes Inc.	234	12,198
BG Group Plc	614	8,859
BP Plc	1,156	5,864
CONSOL Energy Inc. (e)	370	3,624
Marathon Oil Corp.	773	11,899
Murphy Oil Corp. (e)	131	3,173
Royal Dutch Shell Plc - Class A (e)	466	11,055
Whiting Petroleum Corp. (c) (e)	257	3,918
		69,488
FINANCIALS - 21.2%
ACE Ltd.	174	17,977
Alexander’s Inc. (e)	8	2,991
Alleghany Corp. (c)	30	14,141
Allstate Corp. (e)	201	11,708
Ally Financial Inc. (c) (e)	257	5,237
American International Group Inc.	416	23,613
Barclays Plc	2,860	10,583
CIT Group Inc.	283	11,343
Citigroup Inc.	269	13,352
Citizens Financial Group Inc.	437	10,429
Columbia Banking System Inc. (e)	63	1,975
Energizer Holdings Inc.	53	2,044
FCB Financial Holdings Inc. - Class A (c)	41	1,326
Forestar Group Inc. (c) (e)	37	486

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Guaranty Bancorp	10	160
JPMorgan Chase & Co.	291	17,714
MetLife Inc.	285	13,427
PNC Financial Services Group Inc.	281	25,070
SunTrust Banks Inc.	250	9,575
Wells Fargo & Co.	208	10,677
White Mountains Insurance Group Ltd.	17	12,806
XL Group Plc	457	16,613
		233,247
HEALTH CARE - 14.3%
CIGNA Corp.	40	5,396
Eli Lilly & Co.	304	25,411
Medtronic Plc (e)	484	32,409
Merck & Co. Inc.	622	30,703
Novartis AG - ADR	117	10,721
Stryker Corp. (e)	165	15,485
Teva Pharmaceutical Industries Ltd. - ADR	380	21,431
Walgreens Boots Alliance Inc.	186	15,474
		157,030
INDUSTRIALS - 4.0%
A P Moller - Maersk A/S - Class B	8	11,746
B/E Aerospace Inc.	112	4,912
Caterpillar Inc.	152	9,903
CNH Industrial NV	764	4,980
Federal Signal Corp.	96	1,310
Huntington Ingalls Industries Inc.	87	9,289
KLX Inc. (c)	56	2,000
		44,140
INFORMATION TECHNOLOGY - 15.1%
Altera Corp.	125	6,237
Apple Inc.	191	21,062
CA Inc.	457	12,488
Cisco Systems Inc.	666	17,489
EMC Corp. (e)	489	11,826
Hewlett-Packard Co.	418	10,706
Microsoft Corp.	768	34,001
Nokia Oyj	1,026	7,018
Nokia Oyj - ADR (e)	823	5,581
Samsung Electronics Co. Ltd.	11	10,789
Symantec Corp.	814	15,855
Xerox Corp. (e)	1,269	12,346
		165,398
MATERIALS - 3.8%
Freeport-McMoran Inc. - Class B (e)	495	4,794
International Paper Co.	334	12,619
LafargeHolcim Ltd.	148	7,776
ThyssenKrupp AG	302	5,303
WestRock Co.	214	11,009
		41,501
TELECOMMUNICATION SERVICES - 3.2%
AT&T Inc.	400	13,022
Koninklijke KPN NV	2,262	8,483
Vodafone Group Plc	4,226	13,330
		34,835
UTILITIES - 0.5%
NRG Energy Inc.	371	5,505
Total Common Stocks (cost $911,905)		974,569

PREFERRED STOCKS - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Volkswagen AG (e)	32	3,568
Total Preferred Stocks (cost $8,417)		3,568

CORPORATE BONDS AND NOTES - 1.6%

CONSUMER DISCRETIONARY - 0.6%
Clear Channel Communications Inc., 9.00%, 12/15/19	$7,449	6,369

ENERGY - 0.3%
NGPL PipeCo LLC, 9.63%, 06/01/19 (r)	2,922	2,776
Samson Investment Co., 9.75%, 02/15/20 (c) (d)	4,131	62
Walter Energy Inc.
9.50%, 10/15/19 (c) (d) (r)	1,503	530
11.00%, 04/01/20 (c) (d) (r) (y)	1,315	13
		3,381
FINANCIALS - 0.0%
Tropicana Entertainment LLC, 0.00%, 12/15/14 (c) (d) (f) (p) (q)	1,130	—

INFORMATION TECHNOLOGY - 0.6%
Avaya Inc.
7.00%, 04/01/19 (r)	2,435	1,930
10.50%, 03/01/21 (r)	9,561	4,398
		6,328
UTILITIES - 0.1%
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (c) (d) (r)	4,182	1,620
Total Corporate Bonds and Notes (cost $28,455)		17,698

GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%

GOVERNMENT SECURITIES - 0.3%
Municipals - 0.3%
Commonwealth of Puerto Rico, 8.00%, 07/01/35	4,758	3,569
Total Government and Agency Obligations (cost $4,115)		3,569

OTHER EQUITY INTERESTS - 0.2%
Lehman Brothers Holdings Inc. Bankruptcy Claims (c) (u)	27,190	1,464
Tribune Co. Litigation Interests (c) (f) (p) (q) (u)	67	—
Total Other Equity Interests (cost $2,525)		1,464

VARIABLE RATE SENIOR LOAN INTERESTS - 2.5% (i)

CONSUMER DISCRETIONARY - 1.6%
Caesars Entertainment Corp. Term Loan, 13.00%, 01/28/18 (c) (d)	2,238	2,014
Caesars Entertainment Operating Co. 1st Lien Term Loan B
5.95%, 01/28/18 (c) (d)	618	562
6.99%, 01/28/18 (c) (d)	2,947	2,719
Cengage Learning Acquisitions Inc. Term Loan, 7.00%, 02/20/20	317	314
Clear Channel Communications Inc. Term Loan
6.94%, 01/29/16	4,339	3,591
7.69%, 07/30/19	1,395	1,161
JC Penney Corp. Inc. Term Loan, 6.00%, 05/22/18	2,197	2,182
Toys R Us Term Loan
8.25%, 10/15/19	616	613
9.75%, 03/15/20	5,160	4,522
		17,678
ENERGY - 0.1%
NGPL PipeCo LLC Term Loan, 6.75%, 09/15/17	153	137

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Walter Energy Inc. Term Loan, 7.25%, 04/01/18 (c) (d)	2,707	943
		1,080
INFORMATION TECHNOLOGY - 0.4%
Avaya Inc. Term Loan B-3, 4.69%, 10/26/17	2,394	2,074
Avaya Inc. Term Loan B-6, 6.50%, 03/31/18	1,553	1,347
Avaya Inc. Term Loan B-7, 6.25%, 04/30/20	1,508	1,178
		4,599
UTILITIES - 0.4%
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.67%, 10/10/17 (c) (d)	11,682	4,452
Total Variable Rate Senior Loan Interests (cost $36,347)		27,809

SHORT TERM INVESTMENTS - 9.8%
Investment Company - 5.6%
JNL Money Market Fund, 0.10% (a) (h)	61,878	61,878

Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	45,830	45,830
Total Short Term Investments (cost $107,708)		107,708

Total Investments - 103.4% (cost $1,099,472)		1,136,385
Other Assets and Liabilities, Net - (3.4%)		(37,653)
Total Net Assets - 100.0%		$1,098,732

JNL/Goldman Sachs Core Plus Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 15.1%
Aberdeen Loan Funding Ltd., 0.95%, 11/01/18 (i) (r)	$2,969	$2,943
ACE Securities Corp. Home Equity Loan Trust REMIC, 0.35%, 08/25/36 (i)	2,576	2,118
ACIS CLO Ltd.
0.79%, 10/14/22 (i) (r)	738	729
1.09%, 10/14/22 (i) (r)	5,435	5,323
1.72%, 05/01/26 (i) (r)	2,000	1,974
1.79%, 05/01/26 (i) (r)	5,000	4,884
Adjustable Rate Mortgage Trust REMIC, 2.70%, 04/25/35 (i)	160	159
Aire Valley Mortgages Plc
0.22%, 09/20/66 (i), EUR	71	76
0.26%, 09/20/66 (i), EUR	2,175	2,310
0.38%, 09/20/66 (i), EUR	2,176	2,335
REMIC, 0.57%, 09/20/66 (i) (r)	547	512
Amortizing Residential Collateral Trust REMIC, 1.99%, 08/25/32 (i)	31	24
Asset Backed Securities Corp. Home Equity REMIC, 3.06%, 04/15/33 (i)	15	14
B&M CLO Ltd., 3.09%, 04/16/26 (i) (r)	2,300	2,158
Banc of America Commercial Mortgage Inc. REMIC, 5.79%, 04/10/49 (i)	600	629
Banc of America Funding Corp. REMIC, 5.79%, 10/25/36	43	35
Banc of America Mortgage Securities Inc. REMIC, 2.85%, 09/25/35 (i)	481	441
Bank of America Student Loan Trust, 1.10%, 02/25/43 (i) (r)	2,239	2,208
BlueMountain CLO Ltd., 0.58%, 03/17/21 (i) (r)	1,792	1,769
Brentwood CLO Corp., 0.57%, 02/01/22 (i) (r)	1,279	1,257
Carrington Mortgage Loan Trust REMIC, 0.43%, 03/25/36 (i)	3,000	2,465
Citigroup Mortgage Loan Trust Inc. REMIC, 2.72%, 12/25/35 (i)	824	725
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	2	2
Countrywide Alternative Loan Trust REMIC, 1.70%, 09/25/35 (i)	175	160
Countrywide Asset-Backed Certificates REMIC, 2.07%, 06/25/34 (i)	91	82
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 2.57%, 02/19/34 (i)	226	222
Credit Suisse European Mortgage Capital Ltd., 2.75%, 04/20/20 (f) (i), EUR	2,775	3,070
Crown Point CLO III Ltd.
1.80%, 12/31/27 (i) (r)	9,550	8,821
3.32%, 12/31/27 (i) (r)	1,050	1,008
Educational Services of America Inc., 1.15%, 07/25/23 (i) (r)	490	488
Eurosail PRIME-UK 2007-A Plc, 0.99%, 09/13/45 (i), GBP	571	794
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.82%, 05/17/32 (i) (p) (q)	381	3
FREMF Mortgage Trust REMIC, 4.21%, 09/25/25 (i) (r)	2,350	2,389
GCO Education Loan Funding Trust, 0.46%, 05/25/25 (i)	2,009	1,974
GMAC Mortgage Corp. Loan Trust REMIC
7.00%, 09/25/37	111	111
7.00%, 09/25/37	196	204
Granite Master Issuer Plc
0.29%, 12/29/17 (i)	739	734
0.36%, 12/20/54 (i)	1,928	1,921
Granite Mortgages Plc, 0.96%, 01/20/44 (i), GBP	81	123
Greywolf CLO V Ltd.
1.87%, 04/25/27 (i) (r)	3,500	3,485
2.67%, 04/25/27 (i) (r)	750	748
GSAA Home Equity Trust REMIC, 0.42%, 05/25/37 (i)	3,529	2,295
GSMPS Mortgage Loan Trust, 0.65%, 02/25/35 (i) (r)	38	35
Halcyon Loan Advisors Funding Ltd.
2.28%, 04/28/25 (i) (r)	3,800	3,738
1.82%, 04/18/26 (i) (r)	2,550	2,534
REMIC, 1.73%, 07/25/27 (i) (r)	5,800	5,709
Hildene CLO II Ltd., 1.74%, 07/19/26 (i) (r)	9,350	9,252
ICG U.S. CLO Ltd., 1.56%, 04/20/26 (i) (r)	5,300	5,115
Impac CMB Trust REMIC, 0.83%, 03/25/35 (i)	86	71
Leek Finance Number Eighteen Plc
0.22%, 09/21/38 (i), EUR	132	154
0.61%, 09/21/38 (i)	1,185	1,238
Leek Finance Number Seventeen Plc
0.24%, 12/21/37 (i), EUR	257	305
0.87%, 12/21/37 (i), GBP	114	184
Luminent Mortgage Trust REMIC, 0.37%, 12/25/36 (i)	2,747	2,251
MASTR Adjustable Rate Mortgages Trust REMIC
2.67%, 10/25/34 (i)	180	175
3.36%, 12/25/34 (i)	54	53
1.40%, 12/25/46 (i)	1,915	1,557
MASTR Seasoned Securities Trust REMIC, 3.39%, 10/25/32 (i)	139	137
Mid-State Trust, 7.34%, 07/01/35	124	133
Morgan Stanley Capital I Trust REMIC
5.93%, 11/15/17 (i)	150	153
5.48%, 02/12/44 (i)	200	209
Morgan Stanley Mortgage Loan Trust REMIC
2.85%, 08/25/34 (i)	86	85

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
2.79%, 03/25/36 (i)	1,109	901
NCUA Guaranteed Notes Trust REMIC
3.00%, 06/12/19	1,900	2,020
1.84%, 10/07/20	41	41
OCP CLO Ltd., 0.30%, 04/26/26 (i) (r)	5,800	5,618
OFSI Fund VI Ltd., 1.46%, 03/20/25 (i) (r)	5,700	5,496
OFSI Fund VII Ltd., 1.63%, 10/18/26 (i) (r)	1,300	1,280
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.41%, 01/01/24 (i)	1,371	1,388
Quadrivio Finance Srl, 0.48%, 07/25/60 (i), EUR	739	821
Red River CLO Ltd., 0.57%, 07/27/18 (i) (r)	920	916
Residential Accredit Loans Inc. Trust REMIC, 1.20%, 01/25/46 (i)	850	585
Sail Net Interest Margin Notes
7.75%, 04/27/33 (r)	6	—
5.50%, 03/27/34 (r)	45	6
Scholar Funding Trust, 1.04%, 04/28/35 (i) (r)	2,330	2,259
SLM Student Loan Trust
1.95%, 01/24/17 (i)	2,450	2,461
1.05%, 04/25/23 (i)	1,188	1,149
0.42%, 01/25/27 (i)	1,360	1,292
Sound Point CLO V Ltd., 2.18%, 04/18/26 (i) (r)	3,800	3,714
SPS Servicer Advance Receivables Trust, 2.53%, 06/30/45 (f) (p) (q)	21,350	21,350
Structured Asset Mortgage Investments Inc. REMIC, 2.52%, 08/25/35 (i)	70	67
THL Credit Wind River CLO Ltd., 1.44%, 04/20/25 (i) (r)	4,800	4,731
Thrones Plc, 2.08%, 07/20/44 (i), GBP	492	739
Trinitas CLO II Ltd., 1.65%, 07/15/26 (i) (r)	2,500	2,434
Washington Mutual Mortgage Pass-Through Certificates REMIC, 2.46%, 06/25/34 (i)	308	312
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.71%, 04/25/36 (i)	83	81
WhiteHorse VIII Ltd.
1.69%, 05/01/26 (i) (r)	2,400	2,374
2.24%, 05/01/26 (i) (r)	500	492
York CLO Ltd., 1.85%, 01/22/27 (i) (r)	5,400	5,351
Z Capital Credit Partners CLO Ltd., 1.74%, 07/16/27 (i) (r)	6,150	5,904
Total Non-U.S. Government Agency Asset-Backed Securities (cost $172,591)		170,592

CORPORATE BONDS AND NOTES - 28.0%

CONSUMER DISCRETIONARY - 2.8%
21st Century Fox America Inc., 3.70%, 09/15/24	3,425	3,434
Amazon.com Inc., 3.30%, 12/05/21	2,500	2,586
CCO Holdings LLC, 7.00%, 01/15/19	386	394
CCO Safari II LLC, 4.91%, 07/23/25 (r)	2,200	2,190
Comcast Corp., 3.38%, 08/15/25	4,225	4,259
DIRECTV Holdings LLC
4.45%, 04/01/24	800	821
3.95%, 01/15/25	2,175	2,132
Family Tree Escrow LLC
5.25%, 03/01/20 (r)	100	102
5.75%, 03/01/23 (r)	400	415
General Motors Financial Co. Inc., 3.50%, 07/10/19 (e)	1,025	1,036
MDC Holdings Inc.
5.63%, 02/01/20	1,250	1,297
5.50%, 01/15/24	775	783
6.00%, 01/15/43	825	668
MGM Resorts International, 6.63%, 12/15/21 (e)	1,400	1,435
NBCUniversal Media LLC, 4.38%, 04/01/21	1,600	1,753
Nielsen Finance LLC, 4.50%, 10/01/20 (e)	1,900	1,905
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,627
Sally Holdings LLC, 6.88%, 11/15/19	450	467
Time Warner Cable Inc.
5.00%, 02/01/20	300	322
5.88%, 11/15/40	425	405
5.50%, 09/01/41	253	227
Videotron Ltd., 5.00%, 07/15/22	1,850	1,822
		31,080
CONSUMER STAPLES - 2.8%
ConAgra Foods Inc., 3.20%, 01/25/23	2,250	2,155
Constellation Brands Inc., 4.25%, 05/01/23	2,325	2,316
CVS Caremark Corp.
4.13%, 05/15/21	999	1,069
3.38%, 08/12/24 (e)	2,050	2,061
CVS Health Corp., 3.50%, 07/20/22	2,775	2,864
HJ Heinz Co.
2.80%, 07/02/20 (r)	1,325	1,334
3.95%, 07/15/25 (e) (r)	1,925	1,971
Kimberly-Clark Corp., 3.70%, 06/01/43	2,175	2,035
Pernod-Ricard SA, 4.45%, 01/15/22 (r)	1,400	1,471
Reynolds American Inc., 4.45%, 06/12/25	9,500	9,944
Reynolds Group Issuer Inc.
7.88%, 08/15/19	100	104
5.75%, 10/15/20	2,275	2,298
SABMiller Holdings Inc., 4.95%, 01/15/42 (r)	225	229
Suntory Holdings Ltd., 2.55%, 09/29/19 (r)	2,050	2,072
		31,923
ENERGY - 2.5%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (e)	1,545	1,499
6.45%, 09/15/36	1,050	1,156
Antero Resources Corp., 5.63%, 06/01/23 (r)	2,100	1,843
Apache Corp.
3.25%, 04/15/22	300	292
4.25%, 01/15/44 (e)	1,550	1,319
Chesapeake Energy Corp., 5.75%, 03/15/23	1,975	1,288
ConocoPhillips Co.
3.35%, 11/15/24 (e)	1,610	1,573
4.15%, 11/15/34	825	784
Continental Resources Inc., 3.80%, 06/01/24	600	487
Devon Energy Corp., 4.75%, 05/15/42	925	818
Enbridge Inc., 3.50%, 06/10/24 (e)	725	656
Energy Transfer Partners LP, 3.60%, 02/01/23	210	189
Enterprise Products Operating LLC
8.38%, 08/01/66 (i)	2,450	2,410
7.03%, 01/15/68 (i)	1,550	1,635
Kinder Morgan Inc., 5.05%, 02/15/46	2,500	1,946
Laredo Petroleum Inc., 6.25%, 03/15/23	300	273
MEG Energy Corp., 6.38%, 01/30/23 (r)	1,875	1,467
Petroleos de Venezuela SA
9.00%, 11/17/21	210	75
6.00%, 05/16/24	470	153
6.00%, 05/16/24	370	121
6.00%, 11/15/26	310	99
6.00%, 11/15/26	280	90
5.38%, 04/12/27	140	45
5.50%, 04/12/37	30	9
Shell International Finance BV, 4.55%, 08/12/43	825	831
Sunoco Logistics Partners Operations LP, 4.25%, 04/01/24	500	455
TransCanada PipeLines Ltd., 6.35%, 05/15/67 (i)	2,250	1,898
Valero Energy Corp., 3.65%, 03/15/25 (e)	1,550	1,489

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Weatherford International Ltd., 9.63%, 03/01/19	325	348
Western Gas Partners LP, 3.95%, 06/01/25	1,300	1,218
Williams Partners LP
3.60%, 03/15/22	325	299
3.90%, 01/15/25 (e)	1,950	1,680
		28,445
FINANCIALS - 12.0%
Abbey National Treasury Services Plc, 4.00%, 04/27/16	2,075	2,112
AerCap Aviation Solutions BV, 6.38%, 05/30/17	200	208
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	2,000	1,977
American Express Co., 6.80%, 09/01/66 (i)	2,175	2,199
American International Group Inc.
3.75%, 07/10/25	2,200	2,235
4.50%, 07/16/44	525	516
American Tower Corp., 3.40%, 02/15/19	825	849
ARC Properties Operating Partnership LP, 3.00%, 02/06/19	2,310	2,203
Australia & New Zealand Banking Group Ltd., 4.50%, 03/19/24 (e) (r)	600	600
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (m)	1,125	1,100
6.50% (callable at 100 beginning 10/23/24) (m)	750	765
4.13%, 01/22/24	2,400	2,510
4.00%, 04/01/24	1,675	1,725
Bank of Nova Scotia, 1.65%, 10/29/15 (r)	600	600
Bank of Scotland Plc, 5.25%, 02/21/17 (r)	300	318
Barclays Bank Plc, 2.50%, 02/20/19	1,775	1,806
BAT International Finance Plc, 3.95%, 06/15/25 (r)	4,425	4,604
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28	1,901	1,502
Chubb Corp., 6.37%, 03/29/67 (i)	1,300	1,282
Citigroup Inc.
5.87% (callable at 100 beginning 03/27/20) (e) (m)	775	761
6.13%, 11/21/17	1,010	1,101
Compass Bank
1.85%, 09/29/17	850	850
2.75%, 09/29/19	925	922
5.50%, 04/01/20 (e)	1,200	1,292
Credit Suisse AG
7.50% (callable at 100 beginning 12/11/23) (e) (m) (r)	1,275	1,328
6.50%, 08/08/23 (r)	1,100	1,184
Credit Suisse Group AG, 6.25%, (callable at 100 beginning 12/18/24) (m) (r)	825	773
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 03/26/25 (e) (r)	3,050	2,963
Developers Diversified Realty Corp., 7.50%, 04/01/17	2,170	2,348
Discover Bank, 8.70%, 11/18/19	551	658
Discover Financial Services, 3.85%, 11/21/22	1,499	1,484
Education Realty Operating Partnership LP, 4.60%, 12/01/24	2,875	2,885
ERP Operating LP, 4.63%, 12/15/21	2,575	2,807
First Niagara Financial Group Inc., 6.75%, 03/19/20	925	1,043
Ford Motor Credit Co. LLC
5.00%, 05/15/18	1,200	1,276
5.88%, 08/02/21	750	847
General Electric Capital Corp.
8.50%, 04/06/18, MXN	5,000	321
6.15%, 08/07/37	550	711
5.88%, 01/14/38 (e)	900	1,124
Geo Maquinaria, 9.63%, 05/02/21 (c) (d) (r)	270	5
Glencore Funding LLC, 2.50%, 01/15/19 (r)	1,975	1,684
HCP Inc., 6.00%, 01/30/17	1,375	1,449
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating Baa3) (p) (q), BRL	4,840	2,818
HSBC Holdings Plc
6.37% (callable at 100 beginning 03/30/25) (e) (m)	1,600	1,526
6.37% (callable at 100 beginning 09/17/24) (m) (v)	450	430
ING Bank NV, 4.12%, 11/21/23	2,875	2,943
ING Groep NV, 6.00%, (callable at 100 beginning 04/16/20) (e) (m) (v)	1,850	1,815
International Lease Finance Corp.
6.75%, 09/01/16 (r)	550	569
7.13%, 09/01/18 (r)	1,200	1,321
Intesa Sanpaolo SpA
7.70% (callable at 100 beginning 08/19/25) (e) (m) (r)	1,725	1,682
3.13%, 01/15/16	1,825	1,835
2.38%, 01/13/17	1,425	1,430
3.88%, 01/16/18	3,075	3,168
5.02%, 06/26/24 (r)	1,200	1,185
JPMorgan Chase & Co., 5.30%, (callable at 100 beginning 05/01/20) (m)	2,575	2,530
LBG Capital No.1 Plc, 8.00%, (callable at 100 beginning 06/15/20) (m) (v)	1,525	1,719
Liberty Property LP, 4.75%, 10/01/20	1,500	1,621
Macquarie Bank Ltd., 6.63%, 04/07/21 (p) (q)	1,575	1,766
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	1,125	1,157
Mizuho Corporate Bank Ltd., 2.55%, 03/17/17 (r)	2,125	2,156
Morgan Stanley
5.55% (callable at 100 beginning 07/15/20) (e) (m)	1,850	1,822
3.88%, 04/29/24	1,150	1,175
3.70%, 10/23/24	6,625	6,659
4.00%, 07/23/25 (e)	575	588
Nationwide Building Society, 3.90%, 07/21/25 (r)	2,125	2,173
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (r)	1,375	1,675
PNC Preferred Funding Trust II, 1.56%, (callable at 100 beginning 03/15/17) (m) (r)	2,500	2,309
Prudential Financial Inc., 5.38%, 05/15/45 (i)	1,375	1,365
Reliance Standard Life Global Funding II, 2.50%, 01/15/20 (r)	2,125	2,128
Royal Bank of Scotland Group Plc
7.50% (callable at 100 beginning 08/10/20) (e) (m) (v)	2,225	2,220
6.00%, 12/19/23	675	719
Santander Bank NA, 2.00%, 01/12/18	1,675	1,669
Santander Holdings USA Inc., 4.63%, 04/19/16	715	729
Santander UK Group Holdings Plc, 4.75%, 09/15/25 (r)	675	669
Select Income REIT
2.85%, 02/01/18	325	326
3.60%, 02/01/20	575	586
4.15%, 02/01/22	800	789
Senior Housing Properties Trust, 3.25%, 05/01/19	1,100	1,107
Sovereign Bank, 8.75%, 05/30/18	700	799
Stadshypotek AB, 1.88%, 10/02/19 (r)	4,300	4,316
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24 (r)	2,200	2,268
SunTrust Banks Inc., 2.35%, 11/01/18	2,775	2,799

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Synchrony Financial, 3.00%, 08/15/19	1,525	1,537
Teachers Insurance & Annuity Association of America, 4.90%, 09/15/44 (r)	1,440	1,482
Trust F/1401, 5.25%, 12/15/24 (r)	470	481
WEA Finance LLC, 3.75%, 09/17/24 (e) (r)	1,800	1,773
		134,761
HEALTH CARE - 3.4%
AbbVie Inc.
2.50%, 05/14/20	3,125	3,108
3.20%, 11/06/22	1,150	1,143
Actavis Funding SCS
2.35%, 03/12/18	1,200	1,205
3.45%, 03/15/22	325	321
4.85%, 06/15/44	1,825	1,664
Bayer US Finance LLC, 3.00%, 10/08/21 (r)	2,900	2,946
Becton Dickinson and Co., 2.68%, 12/15/19	1,850	1,872
Cimarex Energy Co., 4.38%, 06/01/24	400	390
Community Health Systems Inc., 8.00%, 11/15/19	350	364
EMD Finance LLC, 2.95%, 03/19/22 (e) (r)	3,650	3,607
Express Scripts Holding Co., 2.65%, 02/15/17	1,300	1,321
Forest Laboratories Inc.
4.38%, 02/01/19 (r)	4,074	4,312
5.00%, 12/15/21 (r)	1,700	1,844
HCA Inc., 4.75%, 05/01/23	2,150	2,158
Medtronic Inc.
2.50%, 03/15/20	675	684
3.15%, 03/15/22	1,200	1,217
UnitedHealth Group Inc.
4.63%, 07/15/35	1,050	1,108
4.75%, 07/15/45	2,225	2,351
VRX Escrow Corp.
5.88%, 05/15/23 (r)	800	767
6.13%, 04/15/25 (r)	1,450	1,389
Walgreens Boots Alliance Inc.
2.70%, 11/18/19	2,850	2,889
3.80%, 11/18/24	1,375	1,369
		38,029
INDUSTRIALS - 0.6%
CITIC Ltd., 6.80%, 01/17/23	500	566
GE Capital Trust I, 6.37%, 11/15/67 (i)	1,374	1,473
General Electric Co., 3.50%, 10/02/18	2,055	2,072
Penske Truck Leasing Co. LP, 3.05%, 01/09/20 (p) (q)	2,400	2,422
		6,533
INFORMATION TECHNOLOGY - 0.9%
Fiserv Inc., 2.70%, 06/01/20	1,700	1,714
Hewlett-Packard Co.
3.00%, 09/15/16	1,675	1,706
2.60%, 09/15/17	1,100	1,116
2.75%, 01/14/19	1,025	1,047
Intel Corp., 3.70%, 07/29/25 (e)	2,550	2,620
Oracle Corp., 2.50%, 05/15/22	1,925	1,897
QUALCOMM Inc., 3.00%, 05/20/22	475	468
		10,568
MATERIALS - 0.5%
Eastman Chemical Co., 3.80%, 03/15/25	1,975	1,929
Ecolab Inc., 5.50%, 12/08/41	775	877
Freeport-McMoRan Inc., 5.40%, 11/14/34	1,350	945
LyondellBasell Industries NV, 5.00%, 04/15/19	525	566
Sappi Papier Holding GmbH, 7.75%, 07/15/17 (p) (q)	1,200	1,260
		5,577
TELECOMMUNICATION SERVICES - 2.2%
America Movil SAB de CV, 6.00%, 06/09/19, MXN	9,650	570
AT&T Inc., 2.95%, 05/15/16	1,750	1,771
Crown Castle International Corp., 5.25%, 01/15/23	2,275	2,406
Digicel Ltd., 6.75%, 03/01/23 (e) (r)	1,550	1,395
Frontier Communications Corp., 8.50%, 04/15/20	1,825	1,775
SoftBank Corp., 4.50%, 04/15/20 (r)	1,700	1,646
Verizon Communications Inc.
2.63%, 02/21/20	4,200	4,225
5.15%, 09/15/23	8,750	9,653
4.15%, 03/15/24	900	931
4.67%, 03/15/55	1,023	882
		25,254
UTILITIES - 0.3%
Consumers Energy Co, 3.95%, 05/15/43 (e)	2,125	2,081
Puget Sound Energy Inc., 6.97%, 06/01/67 (i)	800	684
		2,765
Total Corporate Bonds and Notes (cost $320,088)		314,935

GOVERNMENT AND AGENCY OBLIGATIONS - 60.7%

GOVERNMENT SECURITIES - 30.9%
Federal Home Loan Bank - 1.1% (w)
Federal Home Loan Bank
3.00%, 09/10/21	3,200	3,417
3.25%, 06/09/23	2,000	2,117
2.88%, 06/13/25	6,650	6,810
		12,343
Federal National Mortgage Association - 0.4% (w)
Federal National Mortgage Association
6.25%, 05/15/29	2,600	3,609
6.63%, 11/15/30	900	1,300
		4,909
Municipals - 1.3%
American Municipal Power Inc. - Series E, 6.27%, 02/15/50	875	1,043
Commonwealth of Puerto Rico
5.50%, 07/01/26 - 07/01/39	335	220
5.13%, 07/01/31	10	6
5.63%, 07/01/32	10	7
5.38%, 07/01/33	140	91
5.00%, 07/01/34 - 07/01/41	75	48
6.00%, 07/01/34	10	7
8.00%, 07/01/35	2,490	1,867
5.88%, 07/01/36	10	7
5.25%, 07/01/37	40	26
5.75%, 07/01/38 - 07/01/41	30	20
Northstar Education Finance Inc. Student Loan Asset-Backed Note (insured by Guaranteed Student Loans)
1.33%, 04/01/42 (i)	700	644
1.51%, 04/01/42 (i)	650	598
2.17%, 04/01/42 (i)	2,300	2,116
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.50%, 07/01/28	195	135
5.00%, 07/01/33	50	34
5.75%, 07/01/37	45	31
6.00%, 07/01/38 - 07/01/47	205	142
Puerto Rico Highways and Transportation Authority (insured by Assured Guaranty Municipal Corp.), 5.25%, 07/01/36	40	38

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Puerto Rico Sales Tax Financing Corp.
5.25%, 08/01/27 - 08/01/43	1,645	694
5.50%, 08/01/28 - 08/01/42	2,400	1,012
0.00%, 08/01/32 - 08/01/33 (k)	360	139
0.00%, 08/01/33 - 08/01/38 (j)	470	50
5.00%, 08/01/35 - 08/01/43	250	105
5.75%, 08/01/37	300	127
5.38%, 08/01/38 - 08/01/39	325	137
6.00%, 08/01/39 - 08/01/42	925	391
6.38%, 08/01/39	15	6
State of California
7.95%, 03/01/36	1,290	1,546
7.63%, 03/01/40	2,390	3,429
		14,716
Sovereign - 6.2%
Chile Government International Bond, 3.63%, 10/30/42	800	682
Colombia Government International Bond
4.00%, 02/26/24	425	412
5.63%, 02/26/44	430	401
5.00%, 06/15/45	540	462
Costa Rica Government International Bond, 7.00%, 04/04/44	500	443
Croatia Government International Bond
6.63%, 07/14/20	290	314
3.88%, 05/30/22, EUR	410	460
5.50%, 04/04/23 (e)	400	410
Czech Republic Government Bond, 3.00%, 03/11/25, EUR	140	142
Dominican Republic Bond, 11.38%, 07/06/29, DOP	300	7
Dominican Republic International Bond
10.38%, 03/04/22, DOP	400	9
14.50%, 02/10/23, DOP	600	16
8.63%, 04/20/27	396	458
7.45%, 04/30/44 (r)	1,400	1,431
Hashemite Kingdom of Jordan Government Bond, 2.50%, 10/30/20	5,000	5,202
Indonesia Government International Bond
5.38%, 10/17/23	200	207
4.13%, 01/15/25 (e) (r)	360	334
Inter-American Development Bank
1.00%, 02/27/18	1,700	1,690
7.00%, 06/15/25	1,500	2,060
6.75%, 07/15/27	1,200	1,698
International Finance Corp., 0.88%, 06/15/18	6,900	6,885
Israel Government AID Bond, 5.50%, 09/18/23 - 04/26/24	5,500	6,766
Italy Buoni Poliennali Del Tesoro
3.75%, 05/01/21, EUR	2,340	3,004
5.50%, 11/01/22, EUR	2,200	3,142
Kommunalbanken A/S, 1.00%, 09/26/17 (r)	2,300	2,304
Kreditanstalt fur Wiederaufbau, 1.13%, 08/06/18	11,300	11,318
Mexico Bonos
6.50%, 06/10/21, MXN	6,507	403
8.00%, 12/07/23, MXN	6,841	456
7.50%, 06/03/27, MXN	5,200	336
8.50%, 05/31/29, MXN	3,453	241
Mexico Government International Bond
3.63%, 03/15/22 (e)	910	918
4.75%, 03/08/44	2,760	2,518
5.55%, 01/21/45	160	164
4.60%, 01/23/46	510	454
Panama Government International Bond, 9.38%, 04/01/29	420	604
Republic of Honduras, 8.75%, 12/16/20 (r)	370	410
Spain Government Bond, 5.50%, 04/30/21(p) (q), EUR	2,190	3,031
Tennessee Valley Authority
3.88%, 02/15/21	3,700	4,103
5.98%, 04/01/36	1,250	1,661
4.63%, 09/15/60	800	878
Turkey Government International Bond
5.63%, 03/30/21	590	616
6.25%, 09/26/22	1,470	1,571
United Mexican States, 6.05%, 01/11/40	60	66
Venezuela Government International Bond
7.75%, 10/13/19	210	72
6.00%, 12/09/20	50	16
6.00%, 12/09/20 (e)	20	7
12.75%, 08/23/22	150	64
9.00%, 05/07/23 - 05/07/23	100	35
8.25%, 10/13/24 - 10/13/24	1,070	358
7.65%, 04/21/25	210	69
11.75%, 10/21/26 - 10/21/26	170	66
9.25%, 09/15/27 - 05/07/28	660	238
11.95%, 08/05/31 (e)	240	94
9.38%, 01/13/34	30	10
7.00%, 03/31/38	20	6
		69,722
Treasury Inflation Index Securities - 3.1%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.35%, 09/15/19 (n), EUR	5,245	6,395
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/22 - 07/15/24 (n)	8,544	8,245
0.38%, 07/15/23 - 07/15/25 (n)	6,356	6,237
0.63%, 01/15/24 (n)	5,257	5,235
2.50%, 01/15/29 (n)	3,724	4,469
1.38%, 02/15/44 (n)	4,250	4,315
		34,896
U.S. Treasury Securities - 18.8%
U.S. Treasury Bond
5.25%, 02/15/29	20,500	27,535
3.00%, 05/15/42	7,900	8,109
3.63%, 08/15/43 - 02/15/44	46,300	53,304
3.75%, 11/15/43	11,000	12,955
2.88%, 08/15/45	9,400	9,401
U.S. Treasury Note
1.50%, 08/31/18 (o)	1,800	1,831
1.75%, 09/30/19 - 09/30/22	37,300	37,711
1.50%, 11/30/19	3,600	3,639
1.63%, 12/31/19	19,800	20,100
2.00%, 10/31/21	14,400	14,702
2.13%, 12/31/21	9,000	9,244
1.88%, 05/31/22	12,300	12,417
		210,948
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 29.8%
Federal Home Loan Mortgage Corp. - 4.1%
Federal Home Loan Mortgage Corp.
3.11%, 02/25/23	1,500	1,573
3.99%, 03/25/25 (i)	700	680
5.00%, 03/01/26 - 06/01/41	2,910	3,207
3.49%, 10/25/27 (i)	620	586
5.50%, 04/01/28 - 02/01/39	1,520	1,684
3.00%, 03/01/32 - 03/01/43	3,681	3,744
2.76%, 01/01/37 (i)	548	584
6.00%, 08/01/37 - 05/01/40	1,301	1,467
6.50%, 01/01/38 - 12/01/38	1,081	1,255
7.00%, 02/01/39	890	1,035
4.50%, 11/01/40	6	7
3.50%, 04/01/43	15,256	15,959

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
REMIC, 3.03%, 10/25/20	4,700	4,955
REMIC, 1,156.50%, 06/15/21 (p) (q)	—	—
REMIC, 2.78%, 09/25/22	1,607	1,678
REMIC, 3.46%, 08/25/23 (i)	800	855
REMIC, 2.81%, 01/25/25	6,100	6,157
REMIC, Interest Only, 5.89%, 11/15/43 (i) (p) (q)	1,682	293
		45,719
Federal National Mortgage Association - 10.2%
Federal National Mortgage Association
2.80%, 03/01/18	2,363	2,441
5.00%, 03/01/18 - 12/01/44	8,029	8,826
3.74%, 05/01/18	1,406	1,494
3.84%, 05/01/18	1,790	1,908
4.50%, 08/01/18 - 08/01/41	3,316	3,625
6.50%, 02/01/19	—	—
4.51%, 06/01/19	4,400	4,713
3.42%, 10/01/20	1,066	1,146
3.63%, 12/01/20	770	830
4.38%, 06/01/21	3,315	3,669
3.83%, 07/01/21	1,574	1,712
5.50%, 09/01/23 - 11/01/39	2,123	2,256
6.00%, 01/01/24 - 08/01/39	775	878
1.39%, 07/25/24 (i)	337	336
1.69%, 02/25/25 (i)	135	135
8.00%, 04/01/30 - 01/01/31	39	44
3.00%, 08/01/30 - 07/01/43	23,750	24,229
7.00%, 07/01/32 - 03/01/39	524	624
2.12%, 11/01/35 (i)	33	35
2.42%, 05/01/36 (i)	251	265
2.54%, 05/01/36 (i)	227	243
2.58%, 08/01/36 (i)	209	223
2.47%, 09/01/36 (i)	207	220
4.00%, 08/01/39 - 09/01/39	31	33
3.50%, 02/01/45 - 09/01/45	24,266	25,346
3.00%, 10/15/45, TBA (g)	11,000	11,154
3.50%, 10/15/45, TBA (g)	4,000	4,174
4.50%, 10/15/45, TBA (g)	4,000	4,337
6.00%, 10/15/45, TBA (g)	2,000	2,261
REMIC, 5.00%, 06/25/41 - 10/25/41	3,157	3,529
REMIC, 7.00%, 07/25/42 - 10/25/42	1,184	1,394
REMIC, Interest Only, 4.80%, 11/25/40 (i) (p) (q)	3,946	765
REMIC, Interest Only, 5.91%, 09/25/43 (i) (p) (q)	1,191	198
REMIC, Interest Only, 5.51%, 10/01/45 (i) (p) (q)	17,025	2,282
REMIC, Interest Only, 6.05%, 10/01/45 (f) (i) (p) (q)	1,100	172
		115,497
Government National Mortgage Association - 15.5%
Government National Mortgage Association
3.95%, 07/15/25	701	757
6.00%, 06/15/34 - 11/15/38	80	91
5.00%, 06/15/40 - 05/15/41	1,355	1,498
3.50%, 08/20/45 - 09/20/45	59,881	62,863
4.00%, 09/20/45	2,000	2,137
4.00%, 10/15/45 - 11/15/45, TBA (g)	100,000	106,481
REMIC, Interest Only, 5.53%, 03/20/40 (i) (p) (q)	1,771	269
REMIC, Interest Only, 6.49%, 08/16/43 (i) (p) (q)	1,164	234
REMIC, Interest Only, 5.52%, 08/20/45 (i) (p) (q)	985	161
REMIC, Interest Only, 6.00%, 09/20/45 (i)	2,475	457
		174,948
Total Government and Agency Obligations (cost $667,426)		683,698

COMMON STOCKS - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f) (p) (q)	491	—
Total Common Stocks (cost $184)		—

SHORT TERM INVESTMENTS - 6.0%
Commercial Paper - 0.7%
Barclays Bank Plc, 0.00%, 04/13/16 (i) (p) (q)	$7,500	7,499

Investment Company - 2.6%
JNL Money Market Fund, 0.10% (a) (h)	28,893	28,893

Securities Lending Collateral - 2.5%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	28,014	28,014

Treasury Securities - 0.2%
Mexico Cetes, 0.19%, 10/01/15, MXN	4,204	2,487
Total Short Term Investments (cost $67,116)		66,893

Total Investments - 109.8% (cost $1,227,406)		1,236,118
Total Forward Sales Commitments - (3.8%) (proceeds $42,525)		(42,862)
Other Assets and Liabilities, Net - (6.0%)		(67,659)
Total Net Assets - 100.0%		$1,125,597

FORWARD SALES COMMITMENTS - 3.8%
GOVERNMENT AND AGENCY OBLIGATIONS - 3.8%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.8%
Federal Home Loan Mortgage Corp. - 1.4%
Federal Home Loan Mortgage Corp., 3.50%, 10/15/45, TBA (g)	$15,000	$15,616

Federal National Mortgage Association - 0.1%
Federal National Mortgage Association, 3.00%, 10/15/30, TBA (g)	1,000	1,042

Government National Mortgage Association - 2.3%
Government National Mortgage Association, 3.50%, 10/15/45, TBA (g)	25,000	26,204
Total Forward Sales Commitments - 3.8% (proceeds $42,525)		$42,862

JNL/Goldman Sachs Emerging Markets Debt Fund

CORPORATE BONDS AND NOTES - 25.8%

ARGENTINA - 0.6%
Arcos Dorados Holdings Inc., 6.63%, 09/27/23 (r)	$875	$708
Transportadora de Gas del Sur SA, 9.63%, 05/14/20 (p) (q)	6	6
YPF SA
8.88%, 12/19/18	1,160	1,137
8.75%, 04/04/24	690	612
		2,463
AUSTRALIA - 0.2%
Toyota Finance Australia Ltd., 3.76%, 07/20/17, MXN	11,420	659

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
AZERBAIJAN - 0.2%
State Oil Co. of the Azerbaijan Republic, 5.45%, 02/09/17	882	895

BANGLADESH - 0.2%
Banglalink Digital Communications Ltd., 8.63%, 05/06/19 (r)	890	885

BRAZIL - 1.6%
Banco do Brasil SA
6.25% (callable at 100 beginning 01/15/26) (m)	1,560	733
9.00% (callable at 100 beginning 06/18/24) (m)	1,150	669
Banco do Estado do Rio Grande do Sul SA, 7.38%, 02/02/22 (r)	860	649
Banco Santander Brasil SA, 8.00%, 03/18/16 (r), BRL	4,750	1,138
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	600	474
5.33%, 02/15/28 (r)	1,120	885
Petrobras Global Finance BV, 4.38%, 05/20/23	470	307
Petrobras International Finance Co., 5.75%, 01/20/20	540	405
Tupy Overseas SA, 6.63%, 07/17/24	410	361
Tupy SA, 6.63%, 07/17/24 (r)	1,110	977
		6,598
CAYMAN ISLANDS - 0.2%
Petrobras International Finance Co., 5.38%, 01/27/21	930	679

CHILE - 2.4%
AES Gener SA, 5.25%, 08/15/21 (e)	991	1,037
Cencosud SA, 6.63%, 02/12/45	1,918	1,740
Corpbanca SA, 3.88%, 09/22/19 (r)	1,065	1,075
E.CL SA, 5.63%, 01/15/21	230	251
Embotelladora Andina SA, 5.00%, 10/01/23 (e) (r)	810	862
GNL Quintero SA, 4.63%, 07/31/29 (r)	2,760	2,715
Sociedad Quimica y Minera de Chile SA
5.50%, 04/21/20 (r)	230	231
3.63%, 04/03/23 (e)	2,370	2,006
		9,917
CHINA - 0.8%
Biostime International Holdings Ltd., 0.00%, 02/20/19 (j) (v), HKD	6,000	700
CITIC Ltd., 6.80%, 01/17/23	1,160	1,314
Golden Eagle Retail Group Ltd., 4.63%, 05/21/23	1,200	923
Studio City Finance Ltd., 8.50%, 12/01/20 (e) (r)	430	400
		3,337
COLOMBIA - 0.4%
Banco de Bogota SA, 5.00%, 01/15/17	1,285	1,317
Pacific Rubiales Energy Corp., 5.13%, 03/28/23	656	226
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22	270	272
		1,815
DOMINICAN REPUBLIC - 0.5%
Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19	2,238	2,216

GUATEMALA - 0.7%
Agromercantil Senior Trust, 6.25%, 04/10/19 (r)	970	965
Central American Bottling Corp.
6.75%, 02/09/22 (r)	70	73
6.75%, 02/09/22	740	775
Comcel Trust, 6.88%, 02/06/24 (r)	1,150	1,133
		2,946
HONG KONG - 0.7%
China Resources Cement Holdings Ltd., 2.13%, 10/05/17	480	480
Hutchison Whampoa International 10 Ltd., 6.00%, (callable at 100 beginning 10/28/15) (m)	420	421
New Cotai LLC, 10.63%, 05/01/19 (r) (y)	586	478
Sun Hung Kai Properties Capital Market Ltd., 5.38%, 03/08/17	650	682
Wharf Finance Ltd., 4.63%, 02/08/17	960	992
		3,053
INDIA - 1.0%
Adani Ports & Special Economic Zone Ltd., 3.50%, 07/29/20 (r)	680	675
Greenko Dutch BV, 8.00%, 08/01/19 (r)	1,280	1,307
ICICI Bank Ltd., 6.37%, 04/30/22	840	851
State Bank of India, 6.44%, (callable at 100 beginning 05/15/17) (m)	428	436
Vedanta Resources Plc
6.00%, 01/31/19	400	290
8.25%, 06/07/21	200	140
7.13%, 05/31/23	570	352
		4,051
INDONESIA - 0.9%
Bumi Capital Pte Ltd., 12.00%, 11/10/16 (c) (d) (p) (q)	100	20
Bumi Investment Pte Ltd., 10.75%, 10/06/17 (c) (d) (p) (q)	1,390	278
Perusahaan Gas Negara Persero Tbk PT, 5.13%, 05/16/24	1,020	963
Pratama Agung Pte Ltd., 6.25%, 02/24/20	1,260	1,192
TBG Global Pte Ltd.
4.63%, 04/03/18	200	194
5.25%, 02/10/22	970	894
		3,541
IRELAND - 0.7%
EDC Finance Ltd., 4.88%, 04/17/20	680	578
Mobile Telesystems OJSC via MTS International Fund, 5.00%, 05/30/23	910	817
Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18	1,530	1,509
		2,904
ISRAEL - 0.9%
Delek & Avner Tamar Bond Ltd.
2.80%, 12/30/16 (r)	1,600	1,598
3.84%, 12/30/18 (r)	1,540	1,548
Israel Electric Corp. Ltd.
5.63%, 06/21/18 (r)	220	233
7.75%, 12/15/27	250	300
		3,679
ITALY - 0.4%
Wind Acquisition Finance SA
4.00%, 07/15/20 (r), EUR	270	297
7.38%, 04/23/21 (r)	1,350	1,333
		1,630

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
JAMAICA - 0.7%
Digicel Group Ltd.
8.25%, 09/30/20 (p) (q)	300	277
8.25%, 09/30/20	1,630	1,508
Digicel Ltd.
7.00%, 02/15/20 (e) (p) (q)	200	198
6.75%, 03/01/23 (e) (r)	910	819
		2,802
KAZAKHSTAN - 0.1%
KazMunaiGaz Finance Sub BV, 9.13%, 07/02/18	550	596

LUXEMBOURG - 0.6%
Altice Financing SA
7.88%, 12/15/19	960	994
6.50%, 01/15/22 (e) (r)	540	521
Altice Finco SA, 9.88%, 12/15/20	230	246
Millicom International Cellular SA, 4.75%, 05/22/20 (e) (r)	380	363
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22	270	261
		2,385
MEXICO - 2.7%
America Movil SAB de CV, 6.00%, 06/09/19, MXN	42,240	2,493
Cemex Finance LLC, 5.25%, 04/01/21 (r), EUR	576	637
Cemex SAB de CV, 4.75%, 01/11/22 (r), EUR	340	359
Gruma SAB de CV, 4.88%, 12/01/24 (e) (r)	1,300	1,367
Grupo Cementos de Chihuahua SAB de CV, 8.13%, 02/08/20 (r)	250	260
Grupo Televisa SAB, 6.00%, 05/15/18	1,554	1,693
JB y Compania SA de CV, 3.75%, 05/13/25 (r)	1,080	1,037
Metalsa SA de CV, 4.90%, 04/24/23 (r)	985	847
Pemex Finance Ltd., 10.61%, 08/15/17	355	386
Petroleos Mexicanos, 7.47%, 11/12/26 (i), MXN	34,216	1,862
Trust F/1401, 6.95%, 01/30/44 (p) (q)	280	291
		11,232
NETHERLANDS - 0.1%
Listrindo Capital BV, 6.95%, 02/21/19	500	506

NIGERIA - 0.2%
Helios Towers Finance Netherlands BV, 8.38%, 07/15/19	954	725

PARAGUAY - 0.7%
Banco Continental SAECA, 8.88%, 10/15/17	975	994
Banco Regional SAECA, 8.13%, 01/24/19 (r)	1,950	1,955
		2,949
PERU - 1.8%
Abengoa Transmision Sur SA, 6.88%, 04/30/43 (r)	2,360	2,466
Corp. Lindley SA, 6.75%, 11/23/21	3,035	3,377
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 05/31/18 (j)	329	317
0.00%, 06/02/25 (j)	1,007	766
SAN Miguel Industrias Pet SA, 7.75%, 11/06/20 (r)	370	379
		7,305
PHILIPPINES - 0.8%
Alliance Global Group Inc., 6.50%, 08/18/17	430	451
Energy Development Corp., 6.50%, 01/20/21	1,290	1,416
San Miguel Corp., 4.88%, 04/26/23	579	518
SMC Global Power Holdings Corp., 7.50%, (callable at 100 beginning 11/07/19) (m)	1,140	1,042
		3,427
QATAR - 0.5%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.30%, 09/30/20	1,157	1,237
5.84%, 09/30/27 (p) (q)	510	570
6.33%, 09/30/27	330	382
		2,189
RUSSIAN FEDERATION - 0.8%
Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/22	429	370
Lukoil International Finance BV
3.42%, 04/24/18	1,550	1,488
4.56%, 04/24/23	910	808
Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18 (e) (r)	230	227
VimpelCom Holdings BV, 5.95%, 02/13/23	400	364
		3,257
SINGAPORE - 0.1%
Olam International Ltd., 6.00%, 10/15/16 (v)	200	202
TBG Global Pte Ltd., 4.63%, 04/03/18	200	195
		397
SOUTH AFRICA - 1.3%
Myriad International Holdings BV, 6.38%, 07/28/17	710	750
Transnet SOC Ltd.
10.80%, 11/06/23, ZAR	7,000	520
8.90%, 11/14/27, ZAR	47,000	3,039
10.00%, 03/30/29, ZAR	16,500	1,092
		5,401
SOUTH KOREA - 0.1%
Kookmin Bank, 1.63%, 07/14/17	200	200

TURKEY - 0.8%
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 11/01/22	700	580
Global Liman Isletmeleri
8.13%, 11/14/21	600	516
8.13%, 11/14/21 (r)	1,010	869
Turkiye Vakiflar Bankasi Tao, 3.75%, 04/15/18 (r)	1,230	1,185
		3,150
UKRAINE - 0.2%
MHP SA, 8.25%, 04/02/20	940	791

UNITED ARAB EMIRATES - 1.0%
Dolphin Energy Ltd., 5.50%, 12/15/21	940	1,061
MAF Global Securities Ltd., 7.13%, (callable at 100 beginning 10/29/18) (m)	600	619
Ruwais Power Co. PJSC, 6.00%, 08/31/36 (r)	2,270	2,537
		4,217
UNITED KINGDOM - 0.1%
Cognita Financing Plc, 7.75%, 08/15/21, GBP	210	322

VENEZUELA - 0.5%
Petroleos de Venezuela SA
9.00%, 11/17/21	320	114
6.00%, 05/16/24	1,140	371
6.00%, 11/15/26	870	278
5.38%, 04/12/27	3,670	1,173
5.50%, 04/12/37	90	28
		1,964

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
VIETNAM - 0.3%
Debt and Asset Trading Corp., 1.00%, 10/10/25	2,190	1,224
Total Corporate Bonds and Notes (cost $118,771)		106,307

GOVERNMENT AND AGENCY OBLIGATIONS - 56.2%

BRAZIL - 7.6%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/16 - 08/15/40 (s), BRL	11,855	7,213
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/16 - 07/01/17 (j), BRL	51,411	11,093
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/18 - 01/01/25, BRL	62,604	13,003
		31,309
CHILE - 0.2%
Inflation Indexed Bonos del Banco Central de Chile en UF, 3.00%, 03/01/22 (n), CLP	430,897	689

COLOMBIA - 5.1%
Colombia Government International Bond
12.00%, 10/22/15, COP	1,373,000	446
7.75%, 04/14/21, COP	1,138,000	372
4.38%, 03/21/23 (e), COP	1,858,000	493
4.00%, 02/26/24	1,010	979
4.50%, 01/28/26	1,490	1,449
5.00%, 06/15/45	770	658
Colombia TES
7.25%, 06/15/16, COP	4,661,800	1,525
11.25%, 10/24/18, COP	242,300	88
7.00%, 05/04/22, COP	29,411,100	9,198
10.00%, 07/24/24, COP	4,817,900	1,745
7.50%, 08/26/26, COP	1,333,100	402
6.00%, 04/28/28, COP	3,942,000	1,032
7.75%, 09/18/30, COP	8,557,800	2,501
		20,888
COSTA RICA - 0.2%
Costa Rica Government International Bond, 7.16%, 03/12/45 (r)	780	684

CROATIA - 1.9%
Croatia Government International Bond
6.25%, 04/27/17	660	692
6.63%, 07/14/20	2,140	2,320
6.38%, 03/24/21	370	398
3.88%, 05/30/22, EUR	3,170	3,555
6.00%, 01/26/24	780	822
		7,787
CZECH REPUBLIC - 0.8%
Czech Republic Government Bond
6.95%, 01/26/16, CZK	19,480	819
0.50%, 07/28/16, CZK	14,490	600
0.38%, 10/27/16 (i), CZK	38,170	1,576
3.00%, 03/11/25, EUR	320	324
		3,319
DOMINICAN REPUBLIC - 2.0%
Dominican Republic Bond, 11.38%, 07/06/29, DOP	48,700	1,114
Dominican Republic International Bond
9.04%, 01/23/18 (e)	1,131	1,193
16.95%, 02/04/22, DOP	79,900	2,349
10.38%, 03/04/22, DOP	900	20
11.50%, 05/10/24, DOP	39,500	933
18.50%, 02/04/28 (r), DOP	4,900	158
6.85%, 01/27/45 (r)	2,150	2,069
6.85%, 01/27/45	430	414
		8,250
HUNGARY - 1.0%
Hungary Government International Bond, 4.13%, 02/19/18	3,980	4,134

INDONESIA - 0.6%
Indonesia Government International Bond
11.63%, 03/04/19	400	509
4.13%, 01/15/25 (e)	530	491
4.63%, 04/15/43 (e)	200	167
Indonesia Treasury Bond
7.88%, 04/15/19, IDR	19,500,000	1,264
6.13%, 05/15/28, IDR	3,000	—
		2,431
LATVIA - 0.1%
Republic of Latvia, 5.25%, 02/22/17	490	516

MALAYSIA - 0.6%
Malaysia Government Bond
3.89%, 07/31/20, MYR	1,050	238
4.05%, 09/30/21, MYR	1,630	367
4.50%, 04/15/30, MYR	7,410	1,660
		2,265
MEXICO - 9.3%
Mexico Bonos
6.25%, 06/16/16, MXN	33	2
7.75%, 12/14/17, MXN	128,945	8,202
4.75%, 06/14/18, MXN	144,776	8,596
8.50%, 12/13/18, MXN	109,591	7,185
8.00%, 06/11/20 - 12/07/23, MXN	17,706	1,168
6.50%, 06/10/21 - 06/09/22, MXN	147,431	9,053
10.00%, 12/05/24, MXN	146	11
7.50%, 06/03/27, MXN	2,550	165
Mexico Government Inflation Indexed Bond
5.00%, 06/16/16 (n), MXN	21,429	1,308
3.50%, 12/14/17 (n), MXN	2,893	182
Mexico Government International Bond
4.00%, 10/02/23	60	61
4.75%, 03/08/44	380	347
4.60%, 01/23/46	540	481
Mexico Inflation Indexed Udibonos
4.50%, 12/04/25 (n), MXN	17,887	1,197
4.00%, 11/08/46 (n), MXN	2,450	154
		38,112
PERU - 1.3%
Peru Government International Bond
5.70%, 08/12/24 (r), PEN	11,820	3,282
8.20%, 08/12/26, PEN	2,851	913
6.95%, 08/12/31, PEN	3,104	885
6.85%, 02/12/42, PEN	1,049	281
		5,361
PHILIPPINES - 0.3%
Philippine Government Bond, 4.95%, 01/15/21, PHP	49,000	1,067
Philippine Government International Bond, 6.25%, 01/14/36, PHP	13,000	305
		1,372
POLAND - 5.1%
Poland Government Bond
3.25%, 07/25/19 - 07/25/25, PLN	20,120	5,479
5.50%, 10/25/19, PLN	2,080	616
1.50%, 04/25/20, PLN	6,130	1,553
5.25%, 10/25/20, PLN	2,920	872

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
5.75%, 10/25/21 - 09/23/22, PLN	31,187	9,711
4.00%, 10/25/23, PLN	9,890	2,834
		21,065
PUERTO RICO - 0.7%
Commonwealth of Puerto Rico
5.25%, 07/01/27 - 07/01/37	100	65
5.13%, 07/01/31	25	16
5.50%, 07/01/32	45	29
5.63%, 07/01/32	20	13
6.00%, 07/01/34 - 07/01/39	305	199
8.00%, 07/01/35	810	608
5.88%, 07/01/36	20	13
5.75%, 07/01/38 - 07/01/41	95	62
5.00%, 07/01/41	45	29
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.50%, 07/01/28	25	17
5.00%, 07/01/33	20	14
5.75%, 07/01/37	140	96
6.00%, 07/01/38 - 07/01/44	65	45
Puerto Rico Sales Tax Financing Corp.
5.25%, 08/01/27 - 08/01/43	635	267
5.50%, 08/01/28 - 08/01/42	1,325	563
0.00%, 08/01/32 - 08/01/33 (k)	840	322
0.00%, 08/01/35 - 08/01/38 (j)	165	16
5.75%, 08/01/37	250	106
5.38%, 08/01/38 - 08/01/39	315	133
6.00%, 08/01/39 - 08/01/42	300	126
6.38%, 08/01/39	55	23
5.00%, 08/01/43	245	103
		2,865
ROMANIA - 1.0%
Romania Government Bond
5.90%, 07/26/17, RON	12,310	3,345
4.75%, 06/24/19, RON	3,400	935
		4,280
RUSSIAN FEDERATION - 4.5%
Russia Federal Bond
7.60%, 04/14/21, RUB	11,090	146
7.00%, 08/16/23, RUB	108,780	1,326
Russia Government Bond
6.20%, 01/31/18, RUB	90,690	1,253
7.50%, 03/15/18, RUB	66,080	936
7.60%, 07/20/22, RUB	131,020	1,688
7.00%, 01/25/23, RUB	146,110	1,798
8.15%, 02/03/27, RUB	215,869	2,760
7.05%, 01/19/28, RUB	362,550	4,178
Russia Government International Bond, 7.85%, 03/10/18, RUB	305,000	4,352
		18,437
SOUTH AFRICA - 3.4%
South Africa Government Bond
10.50%, 12/21/26, ZAR	49,800	4,119
8.00%, 01/31/30, ZAR	56,410	3,791
8.88%, 02/28/35, ZAR	20,110	1,428
8.50%, 01/31/37, ZAR	16,500	1,128
8.75%, 01/31/44 - 02/28/49, ZAR	53,500	3,715
		14,181
THAILAND - 3.8%
Thailand Government Bond
3.65%, 12/17/21, THB	179,840	5,264
3.58%, 12/17/27, THB	65,870	1,910
3.78%, 06/25/32, THB	20,200	577
Thailand Government Inflation Indexed Bond
1.20%, 07/14/21 (n), THB	120,738	3,095
1.25%, 03/12/28 (n), THB	203,385	4,700
		15,546
TURKEY - 6.3%
Republic of Turkey, 7.50%, 07/14/17	410	442
Turkey Government Bond
9.00%, 03/08/17 - 07/24/24, TRY	17,710	5,483
8.30%, 06/20/18, TRY	9,385	2,900
8.80%, 11/14/18, TRY	3,260	1,013
10.40%, 03/27/19 - 03/20/24, TRY	22,790	7,380
8.50%, 07/10/19, TRY	20,840	6,355
7.40%, 02/05/20, TRY	3,280	952
9.50%, 01/12/22, TRY	500	155
7.10%, 03/08/23, TRY	1,640	438
8.00%, 03/12/25, TRY	2,440	677
		25,795
UNITED STATES OF AMERICA - 0.2%
U.S. Treasury Note, 1.88%, 05/31/22 (o)	1,000	1,009

VENEZUELA - 0.2%
Venezuela Government International Bond
7.75%, 10/13/19	890	305
6.00%, 12/09/20 (e)	100	33
12.75%, 08/23/22	240	103
9.00%, 05/07/23	290	99
8.25%, 10/13/24	270	90
7.65%, 04/21/25	190	63
11.75%, 10/21/26	240	93
9.25%, 05/07/28	30	10
11.95%, 08/05/31 (e)	370	145
9.38%, 01/13/34	70	24
7.00%, 03/31/38 (e)	130	42
		1,007
Total Government and Agency Obligations (cost $306,675)		231,302

CREDIT LINKED STRUCTURED NOTES - 8.7%

COLOMBIA - 2.5%
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 10.00%, 07/24/24, Moody’s rating N/A) (p), COP	1,642,000	605
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 11.00%, 07/24/20, Moody’s rating N/A) (p), COP	4,514,000	1,714
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	10,289,000	4,105
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	9,263,000	3,696
		10,120
INDONESIA - 6.2%
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/27, Moody’s rating Baa3) (r), IDR	17,900,000	985
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 06/15/32, Moody’s rating Baa3) (r), IDR	13,600,000	802
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21, Moody’s rating Baa3) (p) (q), IDR	71,400,000	4,587
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.38%, 03/15/24, Moody’s rating Baa3) (r), IDR	22,000,000	1,386

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Deutsche Bank AG Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	30,100,000	1,929
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.13%, 05/15/28, Moody’s rating Baa3) (r), IDR	27,187,000	1,362
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	46,000,000	2,282
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	2,800,000	139
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 7.88%, 04/15/19, Moody’s rating Baa3) (r), IDR	21,400,000	1,387
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	51,646,000	3,299
Standard Chartered Bank Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	18,684,000	927
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	5,908,000	377
Standard Chartered Bank Credit Linked Note (Indonesia Government, 8.75%, 05/15/31, Moody’s rating N/A) (r), IDR	16,014,000	993
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	27,252,000	1,741
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	9,900,000	632
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	26,163,000	1,671
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	5,254,000	336
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	4,261,000	272
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/19/29, Moody’s rating Baa3) (r), IDR	8,431,000	540
		25,647
Total Credit Linked Structured Notes (cost $56,916)		35,767

COMMON STOCKS - 0.0%

HONG KONG - 0.0%
New Cotai LLC (c) (f)	—	34
Total Common Stocks (cost $0)		34

SHORT TERM INVESTMENTS - 2.5%
Securities Lending Collateral - 1.8%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	7,593	7,593

Treasury Securities - 0.7%
Israel Treasury Bill, 0.01%, 12/02/15, ILS	5,700	1,453
Mexico Cetes, 0.19%, 10/01/15, MXN	2,320	1,372
		2,825
Total Short Term Investments (cost $10,537)		10,418

Total Investments - 93.2% (cost $492,899)		383,828
Other Assets and Liabilities, Net - 6.8%		27,955
Total Net Assets - 100.0%		$411,783

JNL/Goldman Sachs Mid Cap Value Fund

COMMON STOCKS - 96.7%

CONSUMER DISCRETIONARY - 11.0%
Best Buy Co. Inc.	203	$7,546
Burlington Stores Inc. (c)	7	370
Columbia Sportswear Co.	6	350
Diamond Resorts International Inc. (c) (e)	15	357
Discovery Communications Inc. - Class A (c) (e)	326	8,487
Fossil Group Inc. (c) (e)	120	6,693
Gap Inc.	487	13,886
Gildan Activewear Inc.	6	184
HanesBrands Inc.	38	1,108
Harman International Industries Inc.	2	208
HSN Inc.	4	236
Jack in the Box Inc.	6	491
Jarden Corp. (c)	12	586
Kate Spade & Co. (c)	230	4,401
Lear Corp.	8	897
Lennar Corp. - Class A	14	689
Liberty Media Corp. - Class C (c)	250	8,602
Lions Gate Entertainment Corp.	9	316
Lithia Motors Inc. - Class A (e)	6	648
Live Nation Inc. (c)	22	524
Madison Square Garden Inc. - Class A (c)	3	192
MGM Resorts International (c)	560	10,341
Mohawk Industries Inc. (c)	29	5,328
Nexstar Broadcasting Group Inc. - Class A	7	346
Office Depot Inc. (c)	5	32
Ralph Lauren Corp. - Class A	180	21,210
Scripps Networks Interactive Inc. - Class A	160	7,877
Staples Inc.	976	11,450
Vail Resorts Inc.	5	488
Vista Outdoor Inc. (c)	121	5,372
Williams-Sonoma Inc.	86	6,553
		125,768
CONSUMER STAPLES - 5.7%
ConAgra Foods Inc.	339	13,738
Edgewell Personal Care Co.	87	7,089
Hain Celestial Group Inc. (c)	6	288
Mead Johnson Nutrition Co.	110	7,774
Molson Coors Brewing Co. - Class B	134	11,132
Pinnacle Foods Inc.	14	569
Post Holdings Inc. (c)	1	74
Rite Aid Corp. (c)	9	54
Spectrum Brands Holdings Inc.	8	713
TreeHouse Foods Inc. (c)	9	715
Tyson Foods Inc. - Class A (e)	332	14,300
Whole Foods Market Inc.	253	8,022
		64,468
ENERGY - 7.3%
Antero Resources Corp. (c) (e)	680	14,385
Carrizo Oil & Gas Inc. (c)	9	283
Concho Resources Inc. (c)	152	14,951
Diamondback Energy Inc. (c)	8	501

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Gulfport Energy Corp. (c)	290	8,615
Memorial Resource Development Corp. (c)	29	501
Newfield Exploration Co. (c)	312	10,253
Noble Energy Inc.	338	10,188
Pioneer Natural Resources Co.	118	14,387
Rice Energy Inc. (c) (e)	29	474
Southwestern Energy Co. (c)	435	5,519
Tesoro Corp.	28	2,697
WPX Energy Inc. (c)	37	248
		83,002
FINANCIALS - 33.3%
Affiliated Managers Group Inc. (c)	30	5,190
Allied World Assurance Co. Holdings Ltd.	19	718
American Campus Communities Inc.	13	469
American Equity Investment Life Holding Co.	17	398
AmTrust Financial Services Inc. (e)	12	741
Arthur J Gallagher & Co.	246	10,175
BancorpSouth Inc.	13	299
Bank of Hawaii Corp. (e)	12	780
Bank of the Ozarks Inc.	16	683
BankUnited Inc.	22	795
Brixmor Property Group Inc.	837	19,657
CBL & Associates Properties Inc.	41	566
Citizens Financial Group Inc.	877	20,916
CNO Financial Group Inc.	42	786
DDR Corp. (e)	861	13,241
E*TRADE Financial Corp. (c)	26	674
East West Bancorp Inc.	18	677
Empire State Realty Trust Inc. - Class A	43	733
Endurance Specialty Holdings Ltd.	10	638
EverBank Financial Corp.	17	329
Everest Re Group Ltd.	83	14,424
Federal Realty Investment Trust	103	14,000
Fifth Third Bancorp	660	12,479
First Horizon National Corp.	643	9,120
Genworth Financial Inc. - Class A (c)	989	4,570
Glacier Bancorp Inc.	16	435
Hanover Insurance Group Inc.	8	652
HCC Insurance Holdings Inc.	4	302
Highwoods Properties Inc.	23	905
Huntington Bancshares Inc.	1,451	15,378
Kennedy-Wilson Holdings Inc.	12	267
Legg Mason Inc.	5	212
Lincoln National Corp.	411	19,522
MarketAxess Holdings Inc.	3	239
Mid-America Apartment Communities Inc.	135	11,054
National Health Investors Inc.	4	224
Navient Corp.	1,167	13,114
OM Asset Management Plc	24	368
PacWest Bancorp	175	7,510
Pebblebrook Hotel Trust	32	1,138
Post Properties Inc.	19	1,096
Principal Financial Group Inc.	241	11,396
PrivateBancorp Inc.	18	696
ProAssurance Corp.	5	265
ProLogis Inc.	433	16,836
Prosperity Bancshares Inc.	7	363
PS Business Parks Inc.	6	489
Radian Group Inc.	40	633
Raymond James Financial Inc.	475	23,593
RLJ Lodging Trust (e)	498	12,577
Signature Bank (c)	5	747
SLM Corp. (c)	1,412	10,445
Starwood Property Trust Inc.	737	15,133
Stifel Financial Corp. (c)	9	390
Strategic Hotels & Resorts Inc. (c)	37	508
Synovus Financial Corp.	26	758
Texas Capital Bancshares Inc. (c)	4	194
Torchmark Corp. (e)	9	514
UMB Financial Corp.	5	270
Validus Holdings Ltd.	212	9,563
Ventas Inc.	189	10,621
Virtu Financial Inc. - Class A (e)	7	151
Vornado Realty Trust	111	10,004
Voya Financial Inc.	206	7,994
Webster Financial Corp.	19	684
WR Berkley Corp.	216	11,758
XL Group Plc	316	11,481
Zions Bancorp	570	15,702
		379,239
HEALTH CARE - 6.4%
Air Methods Corp. (c)	12	393
Allscripts-Misys Healthcare Solutions Inc. (c)	16	203
Baxalta Inc.	164	5,177
Bruker Corp. (c)	19	305
Catalent Inc. (c)	12	297
Endo International Plc (c)	301	20,884
Envision Healthcare Holdings Inc. (c)	196	7,198
HealthSouth Corp.	19	724
HMS Holdings Corp. (c)	31	274
Laboratory Corp. of America Holdings (c)	154	16,746
Mylan NV (c)	158	6,342
Spectranetics Corp. (c) (e)	15	182
Tornier BV (c)	14	286
Zimmer Biomet Holdings Inc.	147	13,780
		72,791
INDUSTRIALS - 10.3%
Armstrong World Industries Inc. (c)	173	8,261
Carlisle Cos. Inc.	8	664
Curtiss-Wright Corp.	5	312
EMCOR Group Inc.	7	321
Esterline Technologies Corp. (c)	11	778
Fortune Brands Home & Security Inc.	282	13,365
Graco Inc.	4	237
Hertz Global Holdings Inc. (c)	1,201	20,097
Hubbell Inc. - Class B	6	482
Ingersoll-Rand Plc	208	10,575
ITT Corp.	17	584
Kansas City Southern	119	10,827
Kennametal Inc.	18	439
Kirby Corp. (c)	152	9,435
Landstar System Inc.	5	295
Manitowoc Co. Inc.	31	469
Quanta Services Inc. (c)	16	385
Sensata Technologies Holding NV (c)	11	497
Textron Inc.	315	11,859
Timken Co.	15	414
Towers Watson & Co. - Class A	6	678
Triumph Group Inc.	174	7,333
United Continental Holdings Inc. (c)	335	17,768
Waste Connections Inc.	12	592
WESCO International Inc. (c) (e)	10	444
Xylem Inc.	23	763
		117,874
INFORMATION TECHNOLOGY - 10.8%
Atmel Corp.	38	304
Broadridge Financial Solutions Inc.	7	413
Brocade Communications Systems Inc.	1,750	18,160
Citrix Systems Inc. (c)	85	5,910
Cypress Semiconductor Corp. (e)	34	293
F5 Networks Inc. (c)	2	285
Fidelity National Information Services Inc.	240	16,113

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
IAC/InterActiveCorp.	86	5,630
Ingram Micro Inc. - Class A	26	705
Intersil Corp. - Class A	146	1,714
Intuit Inc.	85	7,571
Keysight Technologies Inc. (c)	10	299
Lumentum Holdings Inc. (c)	34	579
Marvell Technology Group Ltd.	33	301
Maxim Integrated Products Inc.	386	12,896
Microchip Technology Inc. (e)	10	450
NCR Corp. (c)	8	177
Nice Systems Ltd. - ADR (e)	5	302
Open Text Corp.	11	475
Pandora Media Inc. (c)	262	5,595
PTC Inc. (c)	10	312
Semtech Corp. (c)	16	240
Teradyne Inc.	15	274
Verint Systems Inc. (c)	11	494
Viavi Solutions Inc. (c)	863	4,635
VMware Inc. - Class A (c)	137	10,812
Western Digital Corp.	124	9,853
WEX Inc. (c)	60	5,181
Xilinx Inc.	307	13,011
Zebra Technologies Corp. - Class A (c)	5	351
		123,335
MATERIALS - 5.4%
Axalta Coating Systems Ltd. (c)	344	8,720
Bemis Co. Inc.	15	582
Berry Plastics Group Inc. (c)	11	325
Celanese Corp. - Class A	206	12,170
CF Industries Holdings Inc.	236	10,574
Cytec Industries Inc.	3	186
Eagle Materials Inc.	5	372
Martin Marietta Materials Inc.	81	12,275
Methanex Corp.	1	29
Packaging Corp. of America	221	13,307
PolyOne Corp.	12	364
Steel Dynamics Inc.	118	2,022
WR Grace & Co. (c)	3	311
		61,237
UTILITIES - 6.5%
Aqua America Inc.	17	453
Atmos Energy Corp.	17	969
CMS Energy Corp.	21	757
Dynegy Inc. (c)	10	211
FirstEnergy Corp.	620	19,417
IDACORP Inc.	9	558
NRG Energy Inc.	405	6,015
OGE Energy Corp.	14	370
PG&E Corp.	218	11,495
Pinnacle West Capital Corp.	9	553
SCANA Corp.	201	11,306
Sempra Energy	214	20,652
Vectren Corp.	14	589
Westar Energy Inc.	13	486
WGL Holdings Inc.	8	474
		74,305
Total Common Stocks (cost $1,176,648)		1,102,019

SHORT TERM INVESTMENTS - 7.3%
Investment Company - 5.2%
JNL Money Market Fund, 0.10% (a) (h)	59,213	59,213

Securities Lending Collateral - 2.1%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	24,273	24,273
Total Short Term Investments (cost $83,486)		83,486

Total Investments - 104.0% (cost $1,260,134)		1,185,505
Other Assets and Liabilities, Net - (4.0%)		(46,051)
Total Net Assets - 100.0%		$1,139,454

JNL/Goldman Sachs U.S. Equity Flex Fund

COMMON STOCKS - 129.7%

CONSUMER DISCRETIONARY - 18.9%
Comcast Corp. - Class A	115	$6,536
Gap Inc. (e)	256	7,290
Kate Spade & Co. (c)	92	1,763
Lowe’s Cos. Inc.	101	6,958
MGM Resorts International (c)	173	3,197
Priceline Group Inc. (c)	3	3,965
Ralph Lauren Corp. - Class A (o)	83	9,848
Staples Inc.	324	3,798
TJX Cos. Inc.	68	4,860
Twenty-First Century Fox Inc. - Class B	258	6,977
Viacom Inc. - Class B	158	6,818
Williams-Sonoma Inc.	44	3,344
Yum! Brands Inc.	46	3,694
		69,048
CONSUMER STAPLES - 11.6%
Altria Group Inc.	86	4,664
Coca-Cola Co. (o)	190	7,633
ConAgra Foods Inc.	53	2,151
Edgewell Personal Care Co.	30	2,472
Kimberly-Clark Corp.	17	1,879
Molson Coors Brewing Co. - Class B	39	3,278
Mondelez International Inc. - Class A	105	4,407
Procter & Gamble Co.	36	2,580
Tyson Foods Inc. - Class A	85	3,654
Unilever NV - ADR	99	3,981
Whole Foods Market Inc.	175	5,539
		42,238
ENERGY - 5.8%
Devon Energy Corp.	171	6,334
Exxon Mobil Corp. (o)	139	10,327
Southwestern Energy Co. (c) (e)	353	4,482
		21,143
FINANCIALS - 23.7%
Affiliated Managers Group Inc. (c)	36	6,100
American International Group Inc. (o)	157	8,895
Ameriprise Financial Inc.	36	3,936
Bank of America Corp. (o)	605	9,420
BlackRock Inc.	16	4,631
Blackstone Mortgage Trust Inc. - Class A	142	3,895
Citigroup Inc.	142	7,045
Citizens Financial Group Inc.	191	4,557
Fifth Third Bancorp	195	3,687
Genworth Financial Inc. - Class A (c)	409	1,892
Hartford Financial Services Group Inc.	92	4,233
JPMorgan Chase & Co. (o)	149	9,096
MetLife Inc.	149	7,037
Navient Corp.	124	1,390
Prudential Financial Inc. (o)	139	10,613
		86,427

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
HEALTH CARE - 20.5%
Aetna Inc. (o)	70	7,701
Allergan Plc (c)	18	4,764
Amgen Inc.	19	2,563
Biogen Inc. (c)	14	4,227
Bristol-Myers Squibb Co.	99	5,890
Celgene Corp. (c)	38	4,069
Express Scripts Holding Co. (c)	57	4,593
Gilead Sciences Inc.	22	2,207
Johnson & Johnson (o)	119	11,115
Medtronic Plc (o)	145	9,714
Mylan NV (c)	173	6,984
Pfizer Inc.	187	5,868
Walgreens Boots Alliance Inc.	65	5,404
		75,099
INDUSTRIALS - 12.3%
Boeing Co.	63	8,300
Eaton Corp. Plc	57	2,941
General Electric Co. (o)	683	17,214
Hertz Global Holdings Inc. (c)	278	4,656
Timken Co.	44	1,209
United Continental Holdings Inc. (c)	52	2,749
United Parcel Service Inc. - Class B	78	7,732
		44,801
INFORMATION TECHNOLOGY - 29.5%
Activision Blizzard Inc.	180	5,569
Adobe Systems Inc. (c)	57	4,664
Apple Inc. (o)	107	11,851
Autodesk Inc. (c)	55	2,444
Brocade Communications Systems Inc.	184	1,910
Cisco Systems Inc.	260	6,833
EMC Corp. (o)	561	13,563
Google Inc. - Class A (c) (o)	26	16,837
Intel Corp.	261	7,880
Maxim Integrated Products Inc.	118	3,952
Microsoft Corp.	103	4,579
NetApp Inc.	158	4,667
Oracle Corp.	202	7,303
Pandora Media Inc. (c)	183	3,915
Red Hat Inc. (c)	52	3,769
SAP AG - ADR (e)	57	3,703
Symantec Corp.	229	4,466
		107,905
MATERIALS - 1.6%
E.I. du Pont de Nemours & Co.	81	3,911
Martin Marietta Materials Inc. (e)	13	2,044
		5,955
TELECOMMUNICATION SERVICES - 4.4%
AT&T Inc. (o)	368	11,991
Verizon Communications Inc.	96	4,183
		16,174
UTILITIES - 1.4%
FirstEnergy Corp.	39	1,230
NextEra Energy Inc.	16	1,518
PG&E Corp.	47	2,497
		5,245
Total Common Stocks (cost $499,528)		474,035

SHORT TERM INVESTMENTS - 5.7%
Investment Company - 2.3%
JNL Money Market Fund, 0.10% (a) (h)	8,435	8,435

Securities Lending Collateral - 3.4%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	12,314	12,314
Total Short Term Investments (cost $20,749)		20,749

Total Investments - 135.4% (cost $520,277)		494,784
Total Securities Sold Short - (32.1%) (proceeds $119,207)		(117,204)
Other Assets and Liabilities, Net - (3.3%)		(12,229)
Total Net Assets - 100.0%		$365,351

SECURITIES SOLD SHORT - 32.1%
COMMON STOCKS - 32.1%
CONSUMER DISCRETIONARY - 7.3%
Abercrombie & Fitch Co. - Class A	111	$2,349
AutoZone Inc.	3	2,524
Chipotle Mexican Grill Inc.	2	1,247
Coach Inc.	35	1,023
Foot Locker Inc.	35	2,488
Interpublic Group of Cos. Inc.	50	948
Las Vegas Sands Corp.	21	785
Lululemon Athletica Inc.	32	1,605
Marriott International Inc. - Class A	11	768
Meredith Corp.	31	1,319
News Corp. - Class A	64	812
Omnicom Group Inc.	30	1,999
Target Corp.	44	3,452
Time Warner Inc.	22	1,484
Tumi Holdings Inc.	93	1,633
Walt Disney Co.	15	1,523
Wyndham Worldwide Corp.	12	889
		26,848
CONSUMER STAPLES - 2.8%
Archer-Daniels-Midland Co.	30	1,240
Campbell Soup Co.	49	2,488
Clorox Co.	35	4,041
General Mills Inc.	42	2,373
		10,142
ENERGY - 2.3%
Chevron Corp.	24	1,903
Murphy Oil Corp.	22	529
Phillips 66	48	3,689
Valero Energy Corp.	37	2,238
		8,359
FINANCIALS - 5.5%
Apartment Investment & Management Co. - Class A	26	972
Berkshire Hathaway Inc. - Class B	27	3,498
FirstMerit Corp.	95	1,676
HSBC Holdings Plc - ADR	123	4,648
Hudson City Bancorp Inc.	201	2,046
LPL Financial Holdings Inc.	38	1,498
MSCI Inc.	18	1,098
People’s United Financial Inc.	205	3,222
Valley National Bancorp	153	1,504
		20,162
HEALTH CARE - 2.2%
AmerisourceBergen Corp.	13	1,259
Anthem Inc.	5	668
Edwards Lifesciences Corp.	9	1,307
Hologic Inc.	19	745
Stryker Corp.	16	1,513
UnitedHealth Group Inc.	8	929

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Universal Health Services Inc. - Class B	12	1,541
		7,962
INDUSTRIALS - 2.1%
Cintas Corp.	23	1,975
Deere & Co.	10	758
Lockheed Martin Corp.	9	1,774
Northrop Grumman Systems Corp.	10	1,696
Precision Castparts Corp.	6	1,355
		7,558
INFORMATION TECHNOLOGY - 8.0%
Corning Inc.	192	3,286
Electronic Arts Inc.	37	2,520
FactSet Research Systems Inc.	19	3,054
Flextronics International Ltd.	299	3,151
International Business Machines Corp.	22	3,174
Lam Research Corp.	47	3,076
Paychex Inc.	58	2,741
Texas Instruments Inc.	58	2,886
Total System Services Inc.	68	3,087
Xerox Corp.	213	2,076
		29,051
MATERIALS - 0.8%
Alcoa Inc.	266	2,572
Allegheny Technologies Inc.	25	354
		2,926
UTILITIES - 1.1%
Consolidated Edison Inc.	63	4,196
Total Securities Sold Short - 32.1% (proceeds $119,207)		$117,204

JNL/Harris Oakmark Global Equity Fund

COMMON STOCKS - 78.8%

CHINA - 2.5%
Baidu.com - ADR - Class A (c)	16	$2,230

FRANCE - 6.9%
BNP Paribas	46	2,682
Danone SA	25	1,571
Kering SA	11	1,838
		6,091
GERMANY - 6.2%
Allianz SE	18	2,839
Daimler AG	36	2,633
		5,472
ITALY - 2.4%
CNH Industrial NV (e)	328	2,135

JAPAN - 5.5%
Daiwa Securities Group Inc. (e)	340	2,200
Toyota Motor Corp.	46	2,664
		4,864
NETHERLANDS - 2.1%
Koninklijke Philips Electronics NV	78	1,829

SOUTH KOREA - 2.8%
Samsung Electronics Co. Ltd.	3	2,451

SWEDEN - 0.4%
Atlas Copco AB - Class B	15	336

SWITZERLAND - 13.0%
Cie Financiere Richemont SA	26	2,000
Credit Suisse Group AG	110	2,642
Glencore Plc	1,277	1,772
Julius Baer Group Ltd.	46	2,080
Kuehne & Nagel International AG	7	961
LafargeHolcim Ltd.	30	1,596
Nestle SA	6	481
		11,532
UNITED KINGDOM - 3.6%
Diageo Plc	71	1,913
Experian Plc	77	1,239
		3,152
UNITED STATES OF AMERICA - 33.4%
American International Group Inc.	61	3,471
Anadarko Petroleum Corp.	24	1,470
Aon Plc - Class A	22	1,962
Apple Inc.	10	1,131
Applied Materials Inc.	70	1,025
BlackRock Inc.	4	1,050
Caterpillar Inc.	27	1,768
Cummins Inc. (e)	8	881
General Motors Co.	97	2,897
Google Inc. - Class A (c)	3	2,145
Intel Corp.	114	3,448
JPMorgan Chase & Co.	38	2,308
MasterCard Inc. - Class A	7	643
Microsoft Corp.	26	1,139
Tiffany & Co.	12	905
Visa Inc. - Class A	4	253
Wells Fargo & Co.	59	3,008
		29,504
Total Common Stocks (cost $79,975)		69,596

SHORT TERM INVESTMENTS - 33.2%
Investment Company - 30.5%
JNL Money Market Fund, 0.10% (a) (h)	26,896	26,896

Securities Lending Collateral - 2.7%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	2,380	2,380
Total Short Term Investments (cost $29,276)		29,276

Total Investments - 112.0% (cost $109,251)		98,872
Other Assets and Liabilities, Net - (12.0%)		(10,589)
Total Net Assets - 100.0%		$88,283

JNL/Invesco Global Real Estate Fund

COMMON STOCKS - 99.0%

AUSTRALIA - 5.2%
Federation Centres Ltd.	11,656	$22,507
Goodman Group (e)	3,384	13,989
Scentre Group (e)	2,857	7,864
Stockland	8,310	22,577
Westfield Corp.	4,354	30,639
		97,576
CANADA - 2.3%
Allied Properties REIT	678	17,736
Canadian REIT	349	10,727
First Capital Realty Inc. (e)	314	4,396

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
H&R REIT	693	10,682
		43,541
CHINA - 1.9%
Cheung Kong Property Holdings Ltd.	4,757	34,848

FRANCE - 3.6%
Icade SA	203	13,787
Klepierre	124	5,618
Mercialys SA	349	7,544
Unibail-Rodamco SE	156	40,424
		67,373
GERMANY - 2.9%
Deutsche Wohnen AG	1,201	32,116
LEG Immobilien AG	271	22,423
		54,539
HONG KONG - 6.1%
Hongkong Land Holdings Ltd.	3,980	26,352
Kerry Properties Ltd.	1,645	4,517
Link REIT	2,457	13,524
New World Development Ltd.	11,058	10,769
Sino-Ocean Land Holdings Ltd.	983	538
Sun Hung Kai Properties Ltd.	2,709	35,334
Swire Properties Ltd.	6,281	17,409
Wharf Holdings Ltd. (e)	836	4,717
		113,160
JAPAN - 11.2%
Activia Properties Inc.	3	11,715
Daiwa House REIT Investment Corp. (e)	1	2,143
GLP J-REIT (e)	5	5,002
Japan Hotel REIT Investment Corp. (e)	27	16,933
Japan Real Estate Investment Corp. (e)	3	14,468
Japan Retail Fund Investment Corp. (e)	9	16,837
Kenedix Retail REIT Corp. (e)	4	7,530
Mitsubishi Estate Co. Ltd. (e)	2,782	56,829
Mitsui Fudosan Co. Ltd.	2,101	57,591
Mori Hills REIT Investment Corp. (e)	4	4,331
Orix J-REIT Inc. (e)	8	10,730
United Urban Investment Corp.	4	5,331
		209,440
MALTA - 0.0%
BGP Holdings Plc (c) (f) (q)	5,552	—

NETHERLANDS - 1.0%
Wereldhave NV	313	18,084

SINGAPORE - 1.6%
Ascendas REIT	9,934	16,366
CapitaLand Ltd. (e)	4,117	7,775
Mapletree Industrial Trust (e)	6,504	6,787
		30,928
SPAIN - 0.6%
Inmobiliaria Colonial SA (c)	4,134	2,880
Merlin Properties Socimi SA (c)	634	7,547
		10,427
SWEDEN - 1.7%
Castellum AB	753	10,597
Fabege AB (e)	678	9,942
Wihlborgs Fastigheter AB	586	10,510
		31,049
SWITZERLAND - 0.3%
Swiss Prime Site AG	70	5,122

UNITED KINGDOM - 7.2%
Big Yellow Group Plc	636	6,973
Derwent London Plc	305	16,828
Great Portland Estates Plc	2,239	28,977
Hammerson Plc	551	5,206
Kennedy Wilson Europe Real Estate Plc	386	6,639
Land Securities Group Plc	3,066	58,455
Unite Group Plc	1,168	11,551
		134,629
UNITED STATES OF AMERICA - 53.4%
American Campus Communities Inc.	635	22,998
American Homes For Rent - Class A	287	4,611
AvalonBay Communities Inc.	484	84,618
Boston Properties Inc.	365	43,249
Brixmor Property Group Inc.	1,273	29,891
Camden Property Trust	262	19,355
Care Capital Properties Inc.	474	15,614
Coresite Realty Corp.	4	191
Cousins Properties Inc.	2,196	20,250
CyrusOne Inc.	3	91
DiamondRock Hospitality Co.	1,504	16,620
Digital Realty Trust Inc.	140	9,165
Empire State Realty Trust Inc. - Class A	1,648	28,062
Equinix Inc. (e)	98	26,691
Essex Property Trust Inc.	128	28,560
Extra Space Storage Inc.	353	27,236
Federal Realty Investment Trust	344	46,942
First Industrial Realty Trust Inc.	430	9,017
HCP Inc.	450	16,762
Healthcare Realty Trust Inc.	1,001	24,883
Healthcare Trust of America Inc. - Class A	1,206	29,554
Hilton Worldwide Holdings Inc.	596	13,666
Hudson Pacific Properties Inc.	996	28,664
InfraREIT Inc.	411	9,741
Kilroy Realty Corp.	406	26,435
LaSalle Hotel Properties	269	7,626
Mid-America Apartment Communities Inc.	346	28,305
National Health Investors Inc.	205	11,785
ProLogis Inc.	1,390	54,068
Public Storage	181	38,329
QTS Realty Trust Inc. - Class A	4	186
Realty Income Corp. (e)	528	25,027
Retail Opportunity Investments Corp.	1,213	20,062
Rexford Industrial Realty Inc. (e)	675	9,309
RLJ Lodging Trust	560	14,151
Simon Property Group Inc.	628	115,429
Strategic Hotels & Resorts Inc. (c)	417	5,752
Ventas Inc.	743	41,648
Washington REIT (e)	620	15,454
Weingarten Realty Investors	837	27,698
		997,695
Total Common Stocks (cost $1,833,550)		1,848,411

SHORT TERM INVESTMENTS - 4.3%
Investment Company - 0.6%
JNL Money Market Fund, 0.10% (a) (h)	10,621	10,621
Securities Lending Collateral - 3.7%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	69,009	69,009
Total Short Term Investments (cost $79,630)		79,630
Total Investments - 103.3% (cost $1,913,180)		1,928,041
Other Assets and Liabilities, Net - (3.3%)		(61,414)
Total Net Assets - 100.0%		$1,866,627

See accompanying Notes to Schedules of Investments.

JNL/Invesco International Growth Fund

	Shares/Par (†)	Value
COMMON STOCKS - 95.2%
AUSTRALIA - 4.5%
Amcor Ltd.	2,195	$20,409
Aurizon Holdings Ltd.	3,850	13,603
Brambles Ltd.	1,640	11,265
CSL Ltd.	158	9,970
		55,247
BELGIUM - 1.2%
Anheuser-Busch InBev NV	136	14,488

BRAZIL - 3.1%
Banco Bradesco SA - ADR (e)	2,327	12,471
BM&F Bovespa SA	6,085	16,885
BRF SA	491	8,746
		38,102
CANADA - 7.1%
Canadian National Railway Co.	185	10,517
Cenovus Energy Inc.	711	10,787
CGI Group Inc. (c)	660	23,921
Fairfax Financial Holdings Ltd.	29	13,103
Great-West Lifeco Inc.	366	8,760
Suncor Energy Inc.	757	20,233
		87,321
CHINA - 3.5%
Baidu.com - ADR - Class A (c)	118	16,158
CNOOC Ltd. (e)	3,962	4,080
Great Wall Motor Co. Ltd. - Class H (e)	10,181	11,359
Industrial & Commercial Bank of China Ltd. - Class H	20,517	11,853
		43,450
DENMARK - 2.8%
Carlsberg A/S - Class B	244	18,715
Novo Nordisk A/S - Class B	282	15,191
		33,906
FRANCE - 3.1%
Publicis Groupe SA	363	24,813
Schneider Electric SA	246	13,771
		38,584
GERMANY - 8.3%
Adidas AG	119	9,566
Allianz SE	107	16,751
Deutsche Boerse AG	296	25,499
Deutsche Post AG	417	11,545
ProSiebenSat.1 Media SE	390	19,156
SAP AG	303	19,638
		102,155
HONG KONG - 2.9%
CK Hutchison Holdings Ltd.	1,993	25,921
Galaxy Entertainment Group Ltd. (e)	3,685	9,438
		35,359
ISRAEL - 2.5%
Teva Pharmaceutical Industries Ltd. - ADR	537	30,322

JAPAN - 7.2%
Denso Corp.	136	5,769
Fanuc Ltd.	62	9,461
Japan Tobacco Inc.	689	21,357
Keyence Corp.	17	7,395
Komatsu Ltd. (e)	612	8,980
Toyota Motor Corp.	266	15,568
Yahoo! Japan Corp. (e)	5,078	19,333
		87,863
MEXICO - 1.9%
Fomento Economico Mexicano SAB de CV - ADR	100	8,923
Grupo Televisa SAB - GDR	544	14,143
		23,066
NETHERLANDS - 2.5%
Royal Dutch Shell Plc - Class B	701	16,582
Unilever NV - CVA	362	14,510
		31,092
SINGAPORE - 3.3%
Avago Technologies Ltd.	190	23,711
United Overseas Bank Ltd.	1,308	17,081
		40,792
SOUTH KOREA - 1.6%
Samsung Electronics Co. Ltd.	21	19,772

SPAIN - 1.2%
Amadeus IT Holding SA (e)	353	15,126

SWEDEN - 4.2%
Getinge AB - Class B	423	9,444
Investor AB - Class B	558	19,163
Sandvik AB	661	5,630
Telefonaktiebolaget LM Ericsson - Class B	1,717	16,843
		51,080
SWITZERLAND - 9.8%
ABB Ltd.	850	15,031
Cie Financiere Richemont SA	128	9,967
Julius Baer Group Ltd.	367	16,667
Novartis AG	103	9,465
Roche Holding AG	85	22,687
Swatch Group AG	24	8,899
Syngenta AG	55	17,660
UBS Group AG	1,118	20,665
		121,041
TAIWAN - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,549	22,240

THAILAND - 1.5%
Kasikornbank PCL - NVDR	3,982	18,809

TURKEY - 0.8%
Akbank T.A.S.	4,513	10,125

UNITED KINGDOM - 20.4%
Aberdeen Asset Management Plc	2,278	10,234
British American Tobacco Plc	542	29,886
Centrica Plc	2,197	7,633
Compass Group Plc	1,292	20,635
Informa Plc	1,353	11,516
Kingfisher Plc	3,677	19,975
Lloyds Banking Group Plc	12,012	13,675
Next Plc	117	13,462
Reed Elsevier Plc	1,928	33,069
Sky Plc	2,764	43,731
Smith & Nephew Plc	981	17,137
WPP Plc	1,416	29,476
		250,429
Total Common Stocks (cost $1,234,284)		1,170,369

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
SHORT TERM INVESTMENTS - 7.8%
Investment Company - 3.7%
JNL Money Market Fund, 0.10% (a) (h)	45,199	45,199
Securities Lending Collateral - 4.1%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	50,766	50,766
Total Short Term Investments (cost $95,965)		95,965
Total Investments - 103.0% (cost $1,330,249)		1,266,334
Other Assets and Liabilities, Net - (3.0%)		(36,493)
Total Net Assets - 100.0%		$1,229,841

JNL/Invesco Large Cap Growth Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 21.5%
Amazon.com Inc. (c)	68	$34,849
Carnival Corp.	652	32,386
Comcast Corp. - Class A	78	4,408
DISH Network Corp. - Class A (c)	431	25,119
Harman International Industries Inc.	122	11,683
Lowe’s Cos. Inc.	466	32,126
Netflix Inc. (c)	87	8,965
Priceline Group Inc. (c)	11	13,138
Sony Corp.	599	14,685
Time Warner Cable Inc. (e)	37	6,619
Whirlpool Corp. (e)	66	9,769
		193,747
CONSUMER STAPLES - 5.5%
Altria Group Inc.	250	13,574
Constellation Brands Inc. - Class A	69	8,594
CVS Health Corp.	140	13,471
Monster Beverage Corp. (c)	58	7,797
Tyson Foods Inc. - Class A (e)	134	5,755
		49,191
ENERGY - 1.3%
Cimarex Energy Co.	20	2,096
Devon Energy Corp.	77	2,852
Pioneer Natural Resources Co.	58	7,048
		11,996
FINANCIALS - 6.9%
American Express Co.	73	5,405
American Tower Corp.	77	6,781
Charles Schwab Corp.	744	21,258
CME Group Inc.	99	9,186
McGraw-Hill Financial Inc.	222	19,232
Morgan Stanley	16	515
		62,377
HEALTH CARE - 20.4%
Alexion Pharmaceuticals Inc. (c)	38	5,888
Alkermes Plc (c)	311	18,236
Allergan Plc (c)	105	28,437
Amgen Inc.	91	12,615
Biogen Inc. (c)	46	13,340
Bristol-Myers Squibb Co.	168	9,948
Celgene Corp. (c)	229	24,745
Gilead Sciences Inc.	323	31,687
HCA Holdings Inc. (c)	145	11,188
Medtronic Plc	68	4,549
Thermo Fisher Scientific Inc.	37	4,564
UnitedHealth Group Inc.	78	9,020
Vertex Pharmaceuticals Inc. (c)	90	9,363
		183,580
INDUSTRIALS - 6.7%
Danaher Corp.	112	9,564
Honeywell International Inc.	115	10,855
Raytheon Co.	101	11,089
Republic Services Inc.	270	11,134
Roper Industries Inc.	28	4,353
Southwest Airlines Co.	349	13,279
		60,274
INFORMATION TECHNOLOGY - 33.4%
Alibaba Group Holding Ltd. - ADR (c)	76	4,463
Apple Inc.	489	53,940
Avago Technologies Ltd. (e)	90	11,311
Check Point Software Technologies Ltd. (c) (e)	55	4,401
Cisco Systems Inc.	296	7,781
Electronic Arts Inc. (c)	34	2,334
Facebook Inc. - Class A (c)	622	55,911
Google Inc. - Class A (c)	74	47,236
Lam Research Corp.	36	2,383
LinkedIn Corp. - Class A (c)	50	9,547
MasterCard Inc. - Class A	411	37,075
NXP Semiconductors NV (c)	216	18,824
Palo Alto Networks Inc. (c)	29	4,953
Salesforce.com Inc. (c)	305	21,161
ServiceNow Inc. (c)	161	11,182
Visa Inc. - Class A	127	8,877
		301,379
MATERIALS - 2.4%
Air Products & Chemicals Inc.	33	4,264
Dow Chemical Co.	170	7,223
Monsanto Co.	117	9,956
		21,443
TELECOMMUNICATION SERVICES - 1.6%
Sprint Corp. - Class A (c) (e)	3,656	14,039
Total Common Stocks (cost $841,781)		898,026

SHORT TERM INVESTMENTS - 1.5%
Investment Company - 0.5%
JNL Money Market Fund, 0.10% (a) (h)	4,359	4,359
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	8,861	8,861
Total Short Term Investments (cost $13,220)		13,220
Total Investments - 101.2% (cost $855,001)		911,246
Other Assets and Liabilities, Net - (1.2%)		(10,484)
Total Net Assets - 100.0%		$900,762

JNL/Invesco Mid Cap Value Fund

COMMON STOCKS - 96.2%
CONSUMER DISCRETIONARY - 12.8%
Ascena Retail Group Inc. (c)	809	$11,246
Dana Holding Corp.	643	10,206
DeVry Education Group Inc. (e)	359	9,775
Fossil Group Inc. (c) (e)	191	10,683
Johnson Controls Inc.	393	16,259
Tegna Inc.	475	10,638
		68,807

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
CONSUMER STAPLES - 2.9%
ConAgra Foods Inc.	385	15,595

ENERGY - 5.6%
Amec Foster Wheeler Plc	701	7,613
Amec Foster Wheeler Plc - ADR (e)	160	1,747
Baker Hughes Inc.	213	11,070
Williams Cos. Inc.	260	9,571
		30,001
FINANCIALS - 26.9%
American Capital Ltd. (c)	834	10,142
Arthur J Gallagher & Co.	268	11,043
BB&T Corp.	369	13,129
Comerica Inc.	308	12,668
FNF Group	431	15,300
Forest City Enterprises Inc. - Class A (c)	770	15,505
Marsh & McLennan Cos. Inc.	127	6,650
Northern Trust Corp.	173	11,806
Stifel Financial Corp. (c)	280	11,784
Willis Group Holdings Plc	335	13,710
Wintrust Financial Corp.	274	14,650
Zions Bancorp	300	8,251
		144,638
HEALTH CARE - 8.9%
Brookdale Senior Living Inc. (c)	362	8,305
HealthSouth Corp.	374	14,333
PerkinElmer Inc.	248	11,420
Universal Health Services Inc. - Class B	108	13,512
		47,570
INDUSTRIALS - 13.0%
Babcock & Wilcox Enterprises Inc. (c)	306	5,138
BWX Technologies Inc.	353	9,307
Clean Harbors Inc. (c)	244	10,721
Ingersoll-Rand Plc	204	10,368
Masco Corp.	518	13,038
Pentair Plc	51	2,584
Swift Transporation Co. - Class A (c)	272	4,088
Textron Inc.	348	13,087
UTi Worldwide Inc. (c) (e)	341	1,566
		69,897
INFORMATION TECHNOLOGY - 12.8%
Cadence Design Systems Inc. (c)	553	11,428
Ciena Corp. (c)	617	12,784
Citrix Systems Inc. (c)	218	15,084
Diebold Inc.	231	6,890
Keysight Technologies Inc. (c)	117	3,608
NetApp Inc.	269	7,969
Teradata Corp. (c)	377	10,920
		68,683
MATERIALS - 8.4%
Eagle Materials Inc.	117	8,028
Eastman Chemical Co.	181	11,735
Owens Corning Inc.	319	13,380
WR Grace & Co. (c)	130	12,108
		45,251
TELECOMMUNICATION SERVICES - 2.2%
Level 3 Communications Inc. (c)	264	11,542

UTILITIES - 2.7%
CenterPoint Energy Inc.	229	4,132
Edison International	167	10,511
		14,643
Total Common Stocks (cost $537,982)		516,627

SHORT TERM INVESTMENTS - 6.0%
Investment Company - 3.8%
JNL Money Market Fund, 0.10% (a) (h)	20,297	20,297
Securities Lending Collateral - 2.2%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	12,193	12,193
Total Short Term Investments (cost $32,490)		32,490
Total Investments - 102.2% (cost $570,472)		549,117
Other Assets and Liabilities, Net - (2.2%)		(12,025)
Total Net Assets - 100.0%		$537,092

JNL/Invesco Small Cap Growth Fund

COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 17.1%
BJ’s Restaurants Inc. (c)	193	$8,294
Brinker International Inc. (e)	160	8,453
Brunswick Corp.	185	8,876
Carter’s Inc.	96	8,724
Cheesecake Factory Inc.	178	9,594
Choice Hotels International Inc.	133	6,355
Domino’s Pizza Inc.	93	10,042
DSW Inc. - Class A	253	6,396
Dunkin’ Brands Group Inc. (e)	192	9,390
Five Below Inc. (c) (e)	203	6,831
G-III Apparel Group Ltd. (c)	253	15,593
Group 1 Automotive Inc.	119	10,166
HomeAway Inc. (c)	252	6,701
IMAX Corp. (c) (e)	256	8,656
Jack in the Box Inc.	137	10,589
Penn National Gaming Inc. (c)	568	9,532
Pool Corp.	145	10,504
Standard-Pacific Corp. (c)	1,107	8,859
Steven Madden Ltd. (c)	237	8,685
Texas Roadhouse Inc.	280	10,404
Vail Resorts Inc.	96	10,081
Visteon Corp. (c)	92	9,341
		202,066
CONSUMER STAPLES - 1.6%
B&G Foods Inc.	230	8,387
Lancaster Colony Corp.	112	10,879
		19,266
ENERGY - 2.7%
Atwood Oceanics Inc. (e)	134	1,988
Dril-Quip Inc. (c)	98	5,731
Energen Corp.	132	6,569
Laredo Petroleum Holdings Inc. (c) (e)	313	2,947
Oasis Petroleum Inc. (c) (e)	233	2,026
Patterson-UTI Energy Inc.	375	4,922
SemGroup Corp. - Class A	107	4,613
Ultra Petroleum Corp. (c) (e)	406	2,593
		31,389
FINANCIALS - 6.9%
Affiliated Managers Group Inc. (c)	40	6,839
American Equity Investment Life Holding Co.	395	9,212
Cathay General Bancorp	308	9,218
Cullen/Frost Bankers Inc.	130	8,277

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Hancock Holding Co.	265	7,172
Home Bancshares Inc.	261	10,581
Janus Capital Group Inc. (e)	496	6,739
Stifel Financial Corp. (c)	163	6,859
SVB Financial Group (c)	96	11,043
WisdomTree Investments Inc. (e)	309	4,984
		80,924
HEALTH CARE - 24.3%
ACADIA Pharmaceuticals Inc. (c)	155	5,142
Affymetrix Inc. (c) (e)	598	5,108
Alere Inc. (c)	118	5,666
Alnylam Pharmaceuticals Inc. (c)	57	4,612
Anacor Pharmaceuticals Inc. (c)	73	8,579
Bio-Techne Corp.	102	9,407
Catalent Inc. (c)	333	8,085
Cepheid Inc. (c)	187	8,452
Chemed Corp.	117	15,615
Community Health Systems Inc. (c)	222	9,509
DexCom Inc. (c)	218	18,685
Enanta Pharmaceuticals Inc. (c) (e)	120	4,353
Envision Healthcare Holdings Inc. (c)	256	9,408
Exact Sciences Corp. (c) (e)	564	10,146
Exelixis Inc. (c) (e)	1,060	5,946
Halozyme Therapeutics Inc. (c) (e)	352	4,721
HealthEquity Inc. (c)	258	7,639
HealthSouth Corp.	274	10,517
Hill-Rom Holdings Inc.	203	10,558
HMS Holdings Corp. (c)	183	1,606
Incyte Corp. (c)	85	9,323
Insys Therapeutics Inc. (c) (e)	180	5,114
Jazz Pharmaceuticals Plc (c)	39	5,185
Nektar Therapeutics (c) (e)	709	7,768
Neurocrine Biosciences Inc. (c)	224	8,916
NuVasive Inc. (c)	185	8,928
PAREXEL International Corp. (c)	138	8,561
PerkinElmer Inc.	190	8,740
Repligen Corp. (c)	244	6,794
Seattle Genetics Inc. (c) (e)	205	7,887
Select Medical Holdings Corp.	652	7,034
Sirona Dental Systems Inc. (c)	115	10,743
VCI Inc. (c)	334	17,574
VWR Corp. (c) (e)	376	9,667
		285,988
INDUSTRIALS - 14.9%
Acuity Brands Inc.	86	15,018
AO Smith Corp.	159	10,342
CEB Inc.	124	8,479
Corrections Corp. of America	292	8,613
Forward Air Corp.	219	9,071
Hexcel Corp.	203	9,119
ITT Corp.	283	9,457
Kirby Corp. (c)	140	8,669
Knight Transportation Inc.	439	10,534
Masonite International Corp. (c)	144	8,749
Old Dominion Freight Line Inc. (c)	125	7,603
Pitney Bowes Inc.	470	9,327
Steelcase Inc. - Class A	545	10,041
Swift Transporation Co. - Class A (c)	469	7,037
TransDigm Group Inc. (c)	48	10,216
WABCO Holdings Inc. (c)	108	11,331
Wabtec Corp.	126	11,051
Watsco Inc.	96	11,397
		176,054
INFORMATION TECHNOLOGY - 25.5%
Arris Group Inc. (c)	417	10,837
Aspen Technology Inc. (c)	251	9,505
Atmel Corp.	1,228	9,907
Booz Allen Hamilton Holding Corp. - Class A	397	10,413
Cadence Design Systems Inc. (c)	528	10,909
Cavium Inc. (c)	153	9,372
Cognex Corp.	221	7,596
CommVault Systems Inc. (c)	211	7,181
CoStar Group Inc. (c)	80	13,904
Cray Inc. (c) (e)	335	6,639
Envestnet Inc. (c)	180	5,404
EPAM Systems Inc. (c)	223	16,588
Fair Isaac Corp.	109	9,177
Finisar Corp. (c)	211	2,353
Guidewire Software Inc. (c)	202	10,598
Infinera Corp. (c) (e)	445	8,708
Interactive Intelligence Group (c)	163	4,837
Manhattan Associates Inc. (c)	426	26,547
Mentor Graphics Corp.	409	10,071
MicroStrategy Inc. - Class A (c)	64	12,589
MKS Instruments Inc.	207	6,949
Monolithic Power Systems Inc.	199	10,204
Power Integrations Inc.	183	7,731
Proofpoint Inc. (c) (e)	123	7,411
QLIK Technologies Inc. (c)	327	11,937
Qualys Inc. (c)	257	7,324
Silicon Laboratories Inc. (c) (e)	187	7,781
SolarWinds Inc. (c)	206	8,065
SYNNEX Corp.	122	10,397
Ultimate Software Group Inc. (c)	68	12,183
Verint Systems Inc. (c)	158	6,806
		299,923
MATERIALS - 2.7%
Berry Plastics Group Inc. (c)	267	8,035
Carpenter Technology Corp.	132	3,938
Martin Marietta Materials Inc.	74	11,232
PolyOne Corp.	303	8,897
		32,102
TELECOMMUNICATION SERVICES - 1.4%
SBA Communications Corp. (c)	160	16,720
Total Common Stocks (cost $1,103,946)		1,144,432

SHORT TERM INVESTMENTS - 10.6%
Investment Company - 3.9%
JNL Money Market Fund, 0.10% (a) (h)	45,834	45,834
Securities Lending Collateral - 6.7%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	78,364	78,364
Total Short Term Investments (cost $124,198)		124,198
Total Investments - 107.7% (cost $1,228,144)		1,268,630
Other Assets and Liabilities, Net - (7.7%)		(90,342)
Total Net Assets - 100.0%		$1,178,288

JNL/Ivy Asset Strategy Fund (b)

COMMON STOCKS - 65.4%
CONSUMER DISCRETIONARY - 13.9%
Chipotle Mexican Grill Inc. (c)	25	$18,078
Comcast Corp. - Class A	267	15,198
Continental AG	149	31,803
Delphi Automotive Plc	363	27,580
Delta Topco Ltd. (f) (p) (q)	59,271	12,882
Galaxy Entertainment Group Ltd. (e)	14,697	37,643

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Home Depot Inc. (o)	429	49,499
L Brands Inc. (e)	397	35,746
Legend Pictures LLC (c) (f) (p) (q) (x)	15	31,406
McDonald’s Corp. (o)	307	30,269
Media Group Holdings LLC (c) (f) (p) (q) (x)	39,866	42,793
		332,897
CONSUMER STAPLES - 10.7%
Coca-Cola Co.	1,243	49,877
Costco Wholesale Corp. (e)	86	12,447
ITC Ltd.	1,405	7,044
Kraft Heinz Foods Co.	658	46,470
Mead Johnson Nutrition Co.	298	20,979
PepsiCo Inc.	268	25,254
Philip Morris International Inc.	499	39,609
SABMiller Plc	986	55,807
		257,487
ENERGY - 5.2%
Anadarko Petroleum Corp.	132	7,972
EOG Resources Inc.	41	3,014
Halliburton Co.	396	13,995
Noble Energy Inc.	608	18,355
Phillips 66 (o)	686	52,739
Plains GP Holdings LP - Class A	1,661	29,062
		125,137
FINANCIALS - 10.4%
AIA Group Ltd.	10,427	54,230
Axis Bank Ltd.	2,588	19,627
Citigroup Inc. (o)	1,066	52,899
Intesa Sanpaolo SpA	8,492	30,000
JPMorgan Chase & Co.	690	42,088
Mitsubishi UFJ Financial Group Inc.	1,062	6,415
State Bank of India	2,615	9,484
Wells Fargo & Co.	656	33,675
		248,418
HEALTH CARE - 9.4%
Alexion Pharmaceuticals Inc. (c)	126	19,752
Allergan Plc (c)	146	39,584
Amgen Inc.	256	35,354
Anthem Inc.	83	11,606
Biogen Inc. (c)	110	32,070
Bristol-Myers Squibb Co.	369	21,845
Medtronic Plc	229	15,329
Pfizer Inc.	1,225	38,471
Shire Plc - ADR	57	11,739
		225,750
INDUSTRIALS - 3.2%
Fanuc Ltd.	122	18,691
Ingersoll-Rand Plc	425	21,593
Larsen & Toubro Ltd.	850	19,060
Lockheed Martin Corp.	61	12,584
Volvo AB - Class B	540	5,176
		77,104
INFORMATION TECHNOLOGY - 12.6%
Adobe Systems Inc. (c) (e)	561	46,142
Alibaba Group Holding Ltd. - ADR (c) (e)	334	19,684
Alliance Data Systems Corp. (c)	108	27,970
Applied Materials Inc. (o)	578	8,492
Cognizant Technology Solutions Corp. - Class A (c) (o)	784	49,108
Google Inc. - Class A (c)	54	34,727
Intuit Inc. (e) (o)	448	39,769
Microsoft Corp. (o)	1,043	46,183
Visa Inc. - Class A (e)	451	31,417
		303,492
Total Common Stocks (cost $1,642,210)		1,570,285

PURCHASED OPTIONS - 0.1%
EOG Resources Inc. Call Option, Strike Price 105, Expiration 10/16/15, CGM	1,781	4
German Stock Index Call Option, Strike Price EUR 12,500, Expiration 12/18/2015, CGM	904	17
Google Inc. Call Option, Strike Price 765, Expiration 12/18/2015, DUB	153	34
Micron Technology Inc. Call Option, Strike Price 31, Expiration 10/16/15, UBS	1,056	2
Microsoft Corp. Call Option, Strike Price 50, Expiration 01/15/16, BOA	7,333	286
S&P 500 Index Put Option, Strike Price 1,850, Expiration 09/30/15, CGM	1,746	9
S&P 500 Index Put Option, Strike Price 1,875, Expiration 10/16/15	1,298	2,985
Total Purchased Options (cost $15,560)		3,337

CORPORATE BONDS AND NOTES - 4.0%
CONSUMER DISCRETIONARY - 4.0%
Aston Martin Holdings UK Ltd., 10.25%, 07/15/18 (f) (p) (q) (y)	$13,406	12,713
Delta Topco Ltd., 10.00%, 11/24/16 (f) (p) (q) (y)	54,676	54,676
Legendary Pictures Funding LLC, 8.00%, 03/15/18 (f) (p) (q)	28,500	28,087
Total Corporate Bonds and Notes (cost $97,107)		95,476

GOVERNMENT AND AGENCY OBLIGATIONS - 5.0%
GOVERNMENT SECURITIES - 5.0%
U.S. Treasury Securities - 5.0%
U.S. Treasury Bond, 2.88%, 08/15/45	33,337	33,340
U.S. Treasury Note
1.63%, 07/31/20 (e)	26,549	26,877
2.00%, 08/15/25 (e)	61,341	61,046
Total Government and Agency Obligations (cost $121,328)		121,263

PRECIOUS METALS - 3.4%
Gold Bullion	73,511	82,048
Total Precious Metals (cost $88,314)		82,048

SHORT TERM INVESTMENTS - 27.8%
Commercial Paper - 14.8%
Air Products and Chemicals Inc., 0.16%, 10/02/15 (r)	$10,000	10,000
Baxter International Inc., 0.42%, 10/09/15 (r)	10,000	9,999
Becton Dickinson and Co., 0.48%, 10/19/15 (r)	15,000	14,996
BMW US Capital LLC, 0.15%, 10/01/15 (r)	15,000	15,000
Essilor International SA, 0.20%, 10/01/15 (r)	20,000	20,000
Harley-Davidson Funding Corp.
0.29%, 10/16/15 (r)	10,000	9,999
0.30%, 10/23/15 (r)	20,000	19,996
John Deere Canada ULC, 0.20%, 10/15/15 (r)	10,000	9,999
John Deere Credit Inc., 0.14%, 10/15/15 (r)	20,000	19,999
John Deere Financial Ltd., 0.17%, 10/14/15 (r)	15,000	14,999
Kellogg Co.
0.39%, 10/14/15 (r)	15,000	14,998
0.35%, 10/19/15 (r)	10,000	9,998
Medtronic Inc., 0.41%, 10/05/15 (r)	20,000	19,999
Microsoft Corp., 0.17%, 10/20/15 (r)	40,000	39,996

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
National Oilwell Varco Inc., 0.20%, 10/06/15 (r)	20,000	20,000
NBCUniversal Enterprise Inc., 0.40%, 10/07/15 (r)	25,000	24,998
Novartis Finance Corp., 0.12%, 10/16/15 (r)	20,000	19,999
PACCAR Financial Corp.
0.15%, 10/02/15	20,000	20,000
0.15%, 10/20/15	30,000	29,998
Unilever Capital Corp., 0.15%, 10/05/15 (r)	10,020	10,020
		354,993
Federal Home Loan Bank - 0.3% (w)
Federal Home Loan Bank, 0.14%, 10/26/15	7,000	7,000

Investment Companies - 7.1%
JNL Money Market Fund, 0.10% (a) (h)	20,744	20,744
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	149,537	149,537
		170,281
Securities Lending Collateral - 5.6%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	134,184	134,184
Total Short Term Investments (cost $666,457)		666,458
Total Investments - 105.7% (cost $2,630,976)		2,538,867
Other Assets and Liabilities, Net - (5.7%)		(138,034)
Total Net Assets - 100.0%		$2,400,833

JNL/JPMorgan MidCap Growth Fund

COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 21.0%
Big Lots Inc. (e)	298	$14,299
Dollar General Corp.	447	32,395
GameStop Corp. - Class A (e)	423	17,444
Gildan Activewear Inc. (e)	436	13,141
GNC Holdings Inc. - Class A	344	13,888
Hilton Worldwide Holdings Inc.	1,148	26,331
Mohawk Industries Inc. (c)	196	35,649
Netflix Inc. (c)	179	18,494
Norwegian Cruise Line Holdings Ltd. (c)	467	26,782
O’Reilly Automotive Inc. (c)	93	23,350
Tesla Motors Inc. (c) (e)	63	15,525
Toll Brothers Inc. (c)	429	14,692
Tractor Supply Co.	197	16,620
TripAdvisor Inc. (c)	119	7,499
Ulta Salon Cosmetics & Fragrance Inc. (c)	185	30,220
Urban Outfitters Inc. (c)	508	14,928
Williams-Sonoma Inc.	182	13,888
		335,145
CONSUMER STAPLES - 2.8%
Monster Beverage Corp. (c)	227	30,677
Sprouts Farmers Market Inc. (c)	635	13,401
		44,078
ENERGY - 2.0%
Concho Resources Inc. (c)	218	21,390
Range Resources Corp. (e)	305	9,797
		31,187
FINANCIALS - 10.8%
Affiliated Managers Group Inc. (c)	133	22,725
CBRE Group Inc. - Class A (c)	1,084	34,682
East West Bancorp Inc.	323	12,413
Lazard Ltd. - Class A	457	19,780
McGraw-Hill Financial Inc.	307	26,573
Moody’s Corp.	186	18,285
Signature Bank (c)	155	21,280
TD Ameritrade Holding Corp.	522	16,604
		172,342
HEALTH CARE - 14.5%
Acadia HealthCare Co. Inc. (c)	314	20,822
BioMarin Pharmaceutical Inc. (c)	149	15,672
Brookdale Senior Living Inc. (c)	377	8,665
Envision Healthcare Holdings Inc. (c)	696	25,606
Horizon Pharma Plc (c) (e)	399	7,898
Humana Inc.	134	24,022
Illumina Inc. (c)	125	22,030
Inovalon Holdings Inc. - Class A (c) (e)	330	6,875
Insulet Corp. (c)	25	647
Intercept Pharmaceuticals Inc. (c) (e)	46	7,613
Jazz Pharmaceuticals Plc (c)	113	15,021
Perrigo Co. Plc	49	7,753
Premier Inc. - Class A (c)	392	13,466
Sirona Dental Systems Inc. (c)	240	22,429
Valeant Pharmaceuticals International Inc. (c)	56	9,954
Veeva Systems Inc. - Class A (c) (e)	470	11,010
Vertex Pharmaceuticals Inc. (c)	107	11,122
		230,605
INDUSTRIALS - 16.3%
Acuity Brands Inc.	198	34,765
AO Smith Corp.	246	16,017
Carlisle Cos. Inc.	302	26,345
Delta Air Lines Inc.	738	33,096
Fortune Brands Home & Security Inc.	430	20,421
HD Supply Holdings Inc (c)	591	16,926
Lennox International Inc.	194	22,020
Middleby Corp. (c)	176	18,492
SolarCity Corp. (c) (e)	188	8,034
Stericycle Inc. (c) (e)	172	23,984
Waste Connections Inc.	405	19,651
Watsco Inc.	174	20,556
		260,307
INFORMATION TECHNOLOGY - 25.9%
Alliance Data Systems Corp. (c)	101	26,105
Amphenol Corp. - Class A	509	25,913
Applied Materials Inc.	1,041	15,287
Arista Networks Inc. (c) (e)	272	16,625
Avago Technologies Ltd.	106	13,201
Ciena Corp. (c)	695	14,400
CoStar Group Inc. (c)	119	20,577
Electronic Arts Inc. (c)	427	28,923
FitBit Inc. - Class A (c) (e)	188	7,071
Gartner Inc. (c)	231	19,413
Guidewire Software Inc. (c)	360	18,913
Harris Corp.	331	24,191
Lam Research Corp.	203	13,262
Mobileye NV (c) (e)	321	14,576
NXP Semiconductors NV (c)	398	34,680
Palo Alto Networks Inc. (c)	115	19,832
Pandora Media Inc. (c)	287	6,133
ServiceNow Inc. (c)	262	18,175
Skyworks Solutions Inc.	188	15,848
Splunk Inc. (c) (e)	200	11,070
Tableau Software Inc. - Class A (c)	113	8,975
VeriFone Systems Inc. (c)	643	17,825
Workday Inc. - Class A (c)	202	13,903
Zebra Technologies Corp. - Class A (c)	120	9,201
		414,099
MATERIALS - 3.4%
Eagle Materials Inc.	265	18,138
Sherwin-Williams Co.	113	25,263

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Vulcan Materials Co.	129	11,489
		54,890
Total Common Stocks (cost $1,497,620)		1,542,653

SHORT TERM INVESTMENTS - 10.2%
Investment Company - 3.5%
JNL Money Market Fund, 0.10% (a) (h)	56,001	56,001
Securities Lending Collateral - 6.7%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	107,416	107,416
Total Short Term Investments (cost $163,417)		163,417
Total Investments - 106.9% (cost $1,661,037)		1,706,070
Other Assets and Liabilities, Net - (6.9%)		(109,622)
Total Net Assets - 100.0%		$1,596,448

JNL/JPMorgan U.S. Government & Quality Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.7%
A10 Securitization LLC, 2.10%, 04/15/34 (r)	$4,148	$4,141
ACE Securities Corp. REMIC, 0.45%, 02/25/31 (i)	47	46
American Homes For Rent REMIC, 3.79%, 10/17/24 (r)	4,925	5,129
BB-UBS Trust REMIC, 2.89%, 06/05/20 (r)	8,000	7,992
BBCMS Trust, 2.47%, 03/10/26 (r)	4,044	4,056
Capital Auto Receivables Asset Trust REMIC, 1.42%, 06/20/17	3,276	3,279
Commercial Mortgage Pass-Through Certificates Interest Only REMIC, 2.04%, 08/15/45 (i)	17,225	1,562
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	2	2
Countrywide Alternative Loan Trust REMIC
0.43%, 07/20/46 (i)	587	439
0.41%, 12/20/46 (i)	1,012	749
Countrywide Home Equity Loan Trust, 0.50%, 02/15/34 (i)	240	219
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 09/25/34	633	649
CSAIL Commercial Mortgage Trust REMIC, 3.72%, 08/15/48	8,775	9,178
Honda Auto Receivables Owner Trust, 0.70%, 06/15/17	2,277	2,277
IndyMac Seconds Asset Backed Trust REMIC, 0.45%, 06/25/36 (i) (p) (q)	783	182
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 10/15/16	2,520	2,598
Madison Avenue Trust, 3.55%, 09/10/25 (i) (r)	2,989	3,094
MASTR Adjustable Rate Mortgages Trust REMIC, 2.25%, 02/25/34 (i)	523	511
Morgan Stanley Capital I Trust REMIC, 4.05%, 06/15/21	1,697	1,811
Morgan Stanley Mortgage Loan Trust REMIC, 2.48%, 10/25/34 (i)	311	308
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (r)	3,043	2,894
Progress Residential Trust REMIC, 2.74%, 06/15/20 (r)	3,747	3,705
Provident Funding Mortgage Loan Trust REMIC, 2.54%, 10/25/35 (i)	175	171
Residential Funding Mortgage Securities Inc. Trust REMIC, 5.50%, 02/25/35	1,479	1,504
SACO I Inc. REMIC, 0.45%, 06/25/36 (i) (p) (q)	170	284
Structured Asset Mortgage Investments Inc. REMIC, 0.40%, 08/25/36 (i)	1,006	784
UBS-BAMLL Trust REMIC, 3.66%, 06/10/22 (r)	4,560	4,807
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	1,637	1,921
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.50%, 04/25/22	360	366
Wells Fargo Re-REMIC Trust REMIC, 1.75%, 04/20/17 (f) (r)	981	981
Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.38%, 05/15/21 (r)	4,750	5,203
Total Non-U.S. Government Agency Asset- Backed Securities (cost $70,588)		70,842

CORPORATE BONDS AND NOTES - 3.6%
CONSUMER DISCRETIONARY - 0.3%
Time Warner Inc., 3.60%, 07/15/25 (e)	4,000	3,927

CONSUMER STAPLES - 0.2%
Kimberly-Clark Corp., 2.40%, 03/01/22	700	695
PepsiCo Inc., 3.00%, 08/25/21 (e)	782	810
Procter & Gamble Co., 1.90%, 11/01/19	1,280	1,293
		2,798
ENERGY - 0.5%
Buckeye Partners LP, 4.88%, 02/01/21	1,907	1,948
Enterprise Products Operating LLC, 3.70%, 02/15/26 (e)	1,013	958
Magellan Midstream Partners LP, 3.20%, 03/15/25	1,072	996
Occidental Petroleum Corp., 3.13%, 02/15/22	666	672
Phillips 66, 4.30%, 04/01/22	912	956
Plains All American Pipeline LP, 2.60%, 12/15/19	1,713	1,692
		7,222
FINANCIALS - 1.5%
Bank of America Corp., 5.70%, 01/24/22	1,490	1,700
Bank of New York Mellon Corp., 3.55%, 09/23/21	3,850	4,045
Berkshire Hathaway Inc., 3.40%, 01/31/22	1,619	1,697
Citigroup Inc., 4.50%, 01/14/22	3,028	3,275
Credit Suisse, 3.00%, 10/29/21 (e)	894	895
Goldman Sachs Group Inc., 5.75%, 01/24/22	840	964
HCP Inc., 3.40%, 02/01/25	1,515	1,420
PNC Funding Corp., 2.70%, 09/19/16	1,400	1,420
Toyota Motor Credit Corp., 3.40%, 09/15/21	5,500	5,725
U.S. Bancorp, 3.00%, 03/15/22	1,715	1,756
		22,897
HEALTH CARE - 0.2%
Actavis Funding SCS, 3.45%, 03/15/22	991	977
Walgreens Boots Alliance Inc., 3.80%, 11/18/24	2,469	2,459
		3,436
INDUSTRIALS - 0.3%
ABB Finance USA Inc., 2.88%, 05/08/22	571	566
Lockheed Martin Corp., 3.35%, 09/15/21	984	1,020
Penske Truck Leasing Co. LP, 3.38%, 02/01/22 (r)	2,898	2,833
Union Pacific Corp., 1.80%, 02/01/20 (e)	869	865
		5,284

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
INFORMATION TECHNOLOGY - 0.1%
Intel Corp., 3.30%, 10/01/21 (e)	1,279	1,336

MATERIALS - 0.1%
Freeport-McMoRan Copper & Gold Inc., 2.38%, 03/15/18	1,865	1,632

TELECOMMUNICATION SERVICES - 0.1%
Nippon Telegraph & Telephone Corp., 1.40%, 07/18/17	1,067	1,071

UTILITIES - 0.3%
Arizona Public Service Co., 2.20%, 01/15/20	665	664
Exelon Generation Co. LLC, 2.95%, 01/15/20 (e)	1,140	1,153
Florida Power Corp., 3.10%, 08/15/21 (e)	1,203	1,245
Virginia Electric & Power Co., 2.95%, 01/15/22 (e)	870	878
		3,940
Total Corporate Bonds and Notes (cost $52,551)		53,543

GOVERNMENT AND AGENCY OBLIGATIONS - 81.6%
GOVERNMENT SECURITIES - 41.5%
Federal Farm Credit Bank - 1.2% (w)
Federal Farm Credit Bank
5.30%, 12/23/24	6,800	8,333
5.75%, 12/07/28	7,000	9,213
		17,546
Federal Home Loan Bank - 1.5% (w)
Federal Home Loan Bank
4.88%, 05/17/17	10,000	10,686
5.25%, 12/11/20	4,500	5,319
5.75%, 06/12/26	5,000	6,359
		22,364
Federal National Mortgage Association - 2.0% (w)
Federal National Mortgage Association
0.00%, 10/09/19 (j)	30,000	27,861
Principal Only, 0.00%, 03/23/28 (j)	4,000	2,687
		30,548
Sovereign - 6.6%
Financing Corp. Fico Principal Strip, 0.00%, 11/30/17 - 04/05/19 (j)	22,800	22,200
Israel Government AID Bond, 0.00%, 09/15/19 - 11/01/21 (j)	30,000	27,576
Province of Saskatchewan Canada, 9.38%, 12/15/20	1,500	2,028
Residual Funding Corp. Principal Strip, 0.00%, 10/15/19 - 01/15/30 (j)	31,010	27,058
Residual Funding Strip Principal Only, 0.00%, 10/15/20 (j)	5,000	4,562
Tennessee Valley Authority Generic Strip, 0.00%, 01/15/21 - 07/15/37 (j)	20,487	15,606
		99,030
Treasury Inflation Index Securities - 6.6%
U.S. Treasury Inflation Indexed Note
0.13%, 07/15/24 (n)	20,102	19,192
2.00%, 01/15/26 (n)	6,229	6,993
2.38%, 01/15/27 (n)	2,379	2,786
1.38%, 02/15/44 (n)	68,097	69,142
		98,113
U.S. Treasury Securities - 23.6%
U.S. Treasury Bond
0.00%, 08/15/21 (j)	25,000	22,600
5.25%, 11/15/28 - 02/15/29	30,000	40,212
5.38%, 02/15/31	33,000	45,819
U.S. Treasury Note
2.00%, 04/30/16	25,000	25,256
4.63%, 02/15/17	22,000	23,243
2.75%, 05/31/17	100,000	103,591
4.75%, 08/15/17	17,000	18,303
3.38%, 11/15/19	25,000	27,158
2.63%, 08/15/20 - 11/15/20	45,000	47,604
		353,786
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 40.1%
Federal Home Loan Mortgage Corp. - 15.9%
Federal Home Loan Mortgage Corp.
8.00%, 07/01/20	3	3
6.00%, 11/01/28	74	83
7.00%, 04/01/29 - 08/01/32	90	102
5.00%, 08/01/33 - 12/01/34	1,257	1,401
2.38%, 12/01/35 (i)	1,035	1,104
2.72%, 01/01/37 (i)	155	165
5.50%, 07/01/38	4,803	5,317
4.50%, 10/01/40	1,362	1,477
3.00%, 07/15/42	31,639	32,194
REMIC, 5.00%, 01/15/18 - 08/15/39	31,779	34,438
REMIC, 4.50%, 06/15/18 - 07/15/34	19,705	21,185
REMIC, 4.00%, 07/15/23 - 06/15/36	17,266	18,644
REMIC, 3.28%, 06/25/25 (i)	7,500	7,844
REMIC, 5.50%, 01/15/26 - 07/15/40	24,022	26,285
REMIC, 3.50%, 02/15/26 - 01/15/41	51,649	54,969
REMIC, 3.00%, 04/15/31 - 01/15/40	17,746	17,937
REMIC, 2.00%, 03/15/33	7,796	7,785
REMIC, 6.00%, 07/15/37	2,000	2,255
REMIC, 2.50%, 02/15/45	5,143	4,832
		238,020
Federal National Mortgage Association - 18.7%
Federal National Mortgage Association
5.00%, 02/01/19 - 11/01/40	22,742	25,400
10.50%, 08/01/20	1	1
3.27%, 01/01/22	9,406	10,007
4.00%, 02/01/25 - 09/01/45	7,926	8,491
3.18%, 09/01/25	5,432	5,668
6.50%, 03/01/26 - 03/01/36	337	397
7.00%, 05/01/26 - 01/01/30	16	17
8.00%, 11/01/29 - 03/01/31	55	63
6.00%, 02/01/31 - 12/01/36	7,715	8,852
7.50%, 02/01/31	4	4
5.50%, 02/01/35 - 10/01/36	4,756	5,412
REMIC, 5.00%, 05/25/18 - 09/25/39	16,793	18,119
REMIC, 4.00%, 01/25/19 - 07/25/40	68,789	73,484
REMIC, 4.50%, 04/25/23 - 12/25/40	27,044	28,816
REMIC, 2.59%, 12/25/24	8,199	8,246
REMIC, 3.50%, 01/25/32 - 07/25/33	10,371	10,918
REMIC, 5.50%, 12/25/34 - 11/25/35	3,581	4,031
REMIC, 3.00%, 07/25/35 - 11/25/42	54,340	55,500
REMIC, 0.00%, 04/25/36 (j)	1,784	1,664
REMIC, 6.00%, 02/25/37 - 12/25/49	3,051	3,448
REMIC, 11.15%, 02/25/40 (i)	25	31
REMIC, 7.50%, 12/25/41	5,037	5,716
REMIC, 5.75%, 06/25/42	1,295	1,432
REMIC, 4.68%, 06/25/43	3,388	3,662
		279,379
Government National Mortgage Association - 5.5%
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	1,314	1,516
REMIC, 4.00%, 09/16/24 - 11/20/38	18,222	19,664
REMIC, 6.50%, 06/20/28 - 06/16/31	1,761	2,005
REMIC, 5.50%, 03/20/33 - 02/16/38	6,763	7,559
REMIC, 6.00%, 12/16/33	2,119	2,434

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
REMIC, 3.00%, 04/20/39	5,259	5,441
REMIC, 4.50%, 06/20/39	7,924	8,635
REMIC, 5.00%, 05/20/40	12,570	14,693
REMIC, 0.73%, 07/20/63 (i)	17,414	17,473
REMIC, Interest Only, 6.19%, 05/16/38 (i)	3,220	641
REMIC, Interest Only, 5.91%, 07/20/41 (i)	10,955	2,090
		82,151
Total Government and Agency Obligations (cost $1,169,781)		1,220,937

SHORT TERM INVESTMENTS - 10.3%
Investment Company - 9.7%
JNL Money Market Fund, 0.10% (a) (h)	144,836	144,836
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	8,945	8,945
Total Short Term Investments (cost $153,781)		153,781
Total Investments - 100.2% (cost $1,446,701)		1,499,103
Other Assets and Liabilities, Net - (0.2%)		(3,242)
Total Net Assets - 100.0%		$1,495,861

JNL/Lazard Emerging Markets Fund

COMMON STOCKS - 97.9%
ARGENTINA - 1.0%
YPF SA - ADR - Class D	551	$8,396

BRAZIL - 9.0%
AMBEV SA - ADR	2,471	12,106
Banco do Brasil SA	3,304	12,527
BB Seguridade Participacoes SA	1,357	8,453
CCR SA	1,206	3,699
Cielo SA	1,399	13,011
Cielo SA - ADR (e)	341	3,158
Companhia Energetica de Minas Gerais - ADR (e)	1,182	2,104
Estacio Participacoes SA	340	1,196
Localiza Rent a Car SA	747	4,601
Natura Cosmeticos SA	585	2,871
Petroleo Brasileiro SA - ADR (c)	270	994
Souza Cruz SA	1,166	7,836
Vale SA - ADR (e)	640	2,689
Vale SA — Preferred ADR	216	724
Via Varejo SA	722	752
		76,721
CHINA - 16.8%
AAC Technologies Holdings Inc. (e)	701	4,385
Agricultural Bank of China - Class H	10,980	4,170
Anhui Conch Cement Co. Ltd. - Class H	1,049	3,100
Baidu.com - ADR - Class A (c)	165	22,615
China Construction Bank Corp. - Class H	43,967	29,341
China Mobile Ltd. - ADR	401	23,832
China Shenhua Energy Co. Ltd. - Class H	3,784	5,812
China State Construction International Holdings Ltd.	3,070	4,406
CNOOC Ltd.	9,588	9,872
Huabao International Holdings Ltd.	8,760	2,783
NetEase.com - ADR	158	19,005
New Oriental Education & Technology Group - ADR	102	2,057
Ping An Insurance Group Co. of China Ltd. - Class H	659	3,291
Tencent Holdings Ltd.	185	3,117
Vipshop Holdings Ltd. - ADR (c)	109	1,830
Weichai Power Co. Ltd. - Class H (e)	3,061	2,863
Zhuzhou CSR Times Electric Co. Ltd. - Class H	57	420
		142,899
COLOMBIA - 0.3%
BanColombia SA - ADR (e)	68	2,174

EGYPT - 1.2%
Commercial International Bank Egypt SAE - GDR	1,706	10,458

HONG KONG - 0.5%
China Medical System Holdings Ltd.	1,253	1,442
Techtronic Industries Co.	817	3,044
		4,486
HUNGARY - 1.1%
OTP Bank Plc	495	9,547

INDIA - 11.5%
Adani Port and Special Economic Zone Ltd.	656	2,997
Aurobindo Pharma Ltd.	437	5,141
Axis Bank Ltd.	2,976	22,570
Bajaj Auto Ltd.	243	8,570
Bharat Heavy Electricals Ltd.	1,702	5,350
HCL Technologies Ltd.	650	9,755
Hero Honda Motors Ltd.	228	8,338
ICICI Bank Ltd. - ADR	395	3,313
Punjab National Bank	4,020	8,176
Reliance Industries Ltd.	245	3,223
Tata Consultancy Services Ltd.	515	20,352
		97,785
INDONESIA - 5.7%
Astra International Tbk PT	15,370	5,505
Bank Mandiri Persero Tbk PT	19,725	10,700
Bank Rakyat Indonesia Persero Tbk PT	5,793	3,430
PT Semen Indonesia	6,428	3,976
Telekomunikasi Indonesia PT - ADR	495	17,646
United Tractors Tbk PT	5,732	6,862
		48,119
MACAU - 0.6%
Wynn Macau Ltd. (e)	4,360	4,989

MEXICO - 3.1%
America Movil SAB de CV - ADR - Class L	391	6,478
Grupo Financiero Banorte SAB de CV - Class D (e)	583	2,859
Grupo Mexico SAB de CV - Class B	3,366	8,142
Kimberly-Clark de Mexico SAB de CV - Class A	3,935	8,898
		26,377
PAKISTAN - 1.7%
Habib Bank Ltd.	3,364	6,364
Oil & Gas Development Co. Ltd.	2,604	3,118
Pakistan Petroleum Ltd.	4,159	4,758
		14,240
PERU - 0.4%
Credicorp Ltd.	30	3,206

PHILIPPINES - 1.4%
Philippine Long Distance Telephone Co. - ADR	255	11,759

POLAND - 0.3%
Eurocash SA	253	2,976

RUSSIAN FEDERATION - 7.7%
Eurasia Drilling Co. Ltd. - GDR	14	132
Gazprom OAO - ADR	2,717	10,962

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Lukoil OAO - ADR	184	6,258
Magnit PJSC - GDR	112	5,365
MegaFon PJSC - GDR	464	5,641
Mobile Telesystems PJSC - ADR	1,211	8,741
NovaTek OAO - GDR	33	3,084
Sberbank of Russia - ADR	4,147	20,535
X5 Retail Group NV - GDR (c)	213	3,703
Yandex NV - Class A (c)	130	1,394
		65,815
SOUTH AFRICA - 6.7%
Bidvest Group Ltd. (e)	264	6,223
Imperial Holdings Ltd.	409	5,015
Nedbank Group Ltd.	330	5,241
PPC Ltd.	2,383	2,944
Sanlam Ltd.	970	4,193
Shoprite Holdings Ltd.	871	9,890
Standard Bank Group Ltd.	828	8,088
Tiger Brands Ltd.	117	2,566
Vodacom Group Ltd.	542	5,387
Woolworths Holdings Ltd.	1,054	7,378
		56,925
SOUTH KOREA - 14.3%
Coway Co. Ltd.	113	8,027
Hanwha Life Insurance Co. Ltd.	1,808	12,446
Hyundai Mobis	53	10,290
KB Financial Group Inc.	337	10,004
KT&G Corp.	176	16,533
Samsung Electronics Co. Ltd.	29	28,103
Shinhan Financial Group Co. Ltd.	606	21,196
SK Hynix Inc.	540	15,407
		122,006
TAIWAN - 6.9%
Advanced Semiconductor Engineering Inc.	2,178	2,373
Catcher Technology Co. Ltd.	177	1,892
Eclat Textile Co. Ltd.	144	2,286
Hon Hai Precision Industry Co. Ltd.	1,016	2,656
Hon Hai Precision Industry Co. Ltd. - GDR	1,519	8,350
Largan Precision Co. Ltd.	24	1,873
Taiwan Semiconductor Manufacturing Co. Ltd.	2,826	11,326
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,361	28,241
		58,997
THAILAND - 2.3%
CP ALL PCL	6,010	7,938
Kasikornbank PCL	736	3,462
PTT Exploration & Production PCL	1,835	3,555
Siam Cement PCL	351	4,515
		19,470
TURKEY - 4.7%
Akbank T.A.S.	3,269	7,333
Aselsan Elektronik Sanayi Ve Ticaret A/S	543	2,468
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,630	1,354
KOC Holding A/S	1,464	5,716
KOC Holding A/S - ADR	164	3,192
TAV Havalimanlari Holding A/S	321	2,521
Turkcell Iletisim Hizmetleri A/S	1,823	6,362
Turkcell Iletisim Hizmetleri A/S - ADR (e)	270	2,343
Turkiye Is Bankasi SA - Class C	5,626	8,770
		40,059
UNITED KINGDOM - 0.5%
British American Tobacco Plc	327	4,486

UNITED STATES OF AMERICA - 0.2%
Freeport-McMoran Inc. - Class B	153	1,480
Total Common Stocks (cost $1,082,425)		833,370

SHORT TERM INVESTMENTS - 3.0%
Securities Lending Collateral - 3.0%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	25,171	25,171
Total Short Term Investments (cost $25,171)		25,171
Total Investments - 100.9% (cost $1,107,596)		858,541
Other Assets and Liabilities, Net - (0.9%)		(7,727)
Total Net Assets - 100.0%		$850,814

JNL/Mellon Capital Emerging Markets Index Fund

COMMON STOCKS - 94.0%
BRAZIL - 3.9%
AMBEV SA	1,108	$5,442
B2W Compania Global Do Varejo (c)	22	83
Banco Bradesco SA	181	1,084
Banco do Brasil SA	199	754
Banco Santander Brasil SA	99	316
BB Seguridade Participacoes SA	162	1,007
BM&F Bovespa SA	396	1,097
BR Malls Participacoes SA	107	282
BRF SA	153	2,727
CCR SA	207	636
CETIP SA - Mercados Organizados	48	401
Cia de Saneamento Basico do Estado de Sao Paulo	83	332
Cia Siderurgica Nacional SA	156	157
Cielo SA	198	1,841
Cosan SA Industria e Comercio	30	151
CPFL Energia SA	48	178
Cyrela Brazil Realty SA	55	115
Duratex SA	61	90
EcoRodovias Infraestrutura e Logistica SA	50	78
EDP - Energias do Brasil SA	48	141
Empresa Brasileira de Aeronautica SA	153	978
Equatorial Energia SA	34	294
Estacio Participacoes SA	70	247
Fibria Celulose SA	61	829
Hypermarcas SA (c)	84	321
JBS SA	173	734
Klabin SA	126	700
Kroton Educacional SA	317	620
Localiza Rent a Car SA	35	213
Lojas Americanas SA	30	89
Lojas Renner SA	150	702
M Dias Branco SA	8	118
Multiplan Empreendimentos Imobiliarios SA	19	202
Natura Cosmeticos SA	44	214
Odontoprev SA	62	153
Petroleo Brasileiro SA (c)	703	1,517
Porto Seguro SA	31	232
Qualicorp SA	51	189
Raia Drogasil SA	49	483
Souza Cruz SA	88	592
Sul America SA	41	188
Tim Participacoes SA	204	385
Totvs SA	28	205
Tractebel Energia SA	42	359

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Transmissora Alianca de Energia Eletrica SA	16	77
Ultrapar Participacoes SA	83	1,393
Vale SA	301	1,256
Via Varejo SA	39	41
WEG SA	129	504
		30,747
CHILE - 1.2%
AES Gener SA	637	298
Aguas Andinas SA - Class A	640	333
Banco de Chile	5,497	573
Banco de Credito e Inversiones	9	347
Banco Santander Chile	16,217	735
Cencosud SA	287	558
Cia Cervecerias Unidas SA	38	424
Colbun SA	2,016	520
Corpbanca SA	30,578	269
Empresa Nacional de Electricidad SA	739	870
Empresas CMPC SA	277	714
Empresas COPEC SA	103	933
Enersis SA	4,496	1,132
ENTEL Chile SA	30	281
Latam Airlines Group SA (c)	74	355
S.A.C.I. Falabella	115	711
Sonda SA	80	120
Vina Concha y Toro SA	105	174
		9,347
CHINA - 19.7%
AAC Technologies Holdings Inc. (e)	170	1,063
Agricultural Bank of China - Class H	5,403	2,052
Air China Ltd. - Class H	434	344
Aluminum Corp. of China Ltd. - Class H (c)	964	301
Anhui Conch Cement Co. Ltd. - Class H	283	835
AviChina Industry & Technology Co. Ltd. - Class H	528	392
Bank of China Ltd. - Class H	18,533	7,992
Bank of Communications Co. Ltd. - Class H	2,046	1,426
Beijing Capital International Airport Co. Ltd. - Class H	334	312
Beijing Enterprises Holdings Ltd.	117	702
Beijing Enterprises Water Group Ltd.	990	693
Belle International Holdings Ltd.	1,069	929
Brilliance China Automotive Holdings Ltd.	692	822
BYD Co. Ltd. - Class H (c) (e)	147	780
China Agri-Industries Holdings Ltd. (c) (e)	591	204
China Citic Bank - Class H (c)	1,898	1,105
China Coal Energy Co. - Class H (e)	623	253
China Communication Services Corp. Ltd. - Class H	620	239
China Communications Constructions Co. Ltd. - Class H	1,024	1,270
China Conch Venture Holdings Ltd.	292	620
China Construction Bank Corp. - Class H	19,634	13,102
China COSCO Holdings Co. Ltd. - Class H (c) (f) (e)	566	360
China Everbright International Ltd.	562	790
China Everbright Ltd.	220	505
China Gas Holdings Ltd.	413	569
China Huishan Dairy Holdings Co. Ltd. (e)	1,462	528
China International Marine Containers Group Co. Ltd. - Class H	138	242
China Jinmao Holdings Group Ltd.	630	159
China Life Insurance Co. Ltd.	715	545
China Life Insurance Co. Ltd. - Class H	1,742	6,071
China Longyuan Power Group Corp. - Class H	717	776
China Mengniu Dairy Co. Ltd.	317	1,117
China Merchants Bank Co. Ltd. - Class H	1,073	2,616
China Merchants Holdings International Co. Ltd.	263	776
China Minsheng Banking Corp. Ltd. - Class H	1,369	1,269
China Mobile Ltd.	1,433	17,156
China National Building Material Co. Ltd. - Class H	604	350
China Oilfield Services Ltd. - Class H	432	435
China Overseas Land & Investment Ltd.	918	2,792
China Pacific Insurance Group Co. Ltd. - Class H	613	2,288
China Petroleum & Chemical Corp. - Class H	5,964	3,653
China Railway Construction Corp. Ltd. - Class H	447	661
China Railway Group Ltd. - Class H	981	896
China Resources Cement Holdings Ltd.	518	237
China Resources Enterprise Ltd.	282	525
China Resources Gas Group Ltd.	200	516
China Resources Land Ltd.	641	1,513
China Resources Power Holdings Co. Ltd.	443	1,018
China Shenhua Energy Co. Ltd. - Class H	786	1,207
China Shipping Container Lines Co. Ltd. - Class H (c) (f)	1,013	407
China Southern Airlines Co. Ltd. - Class H	424	311
China State Construction International Holdings Ltd.	404	580
China Taiping Insurance Holdings Co. Ltd. (c)	372	1,164
China Telecom Corp. Ltd. - Class H	3,222	1,561
China Unicom Hong Kong Ltd.	1,393	1,772
Chongqing Changan Automobile Co. Ltd. - Class B	200	338
Chongqing Rural Commercial Bank - Class H	586	333
CITIC Securities Co. Ltd. - Class H	499	897
CNOOC Ltd.	4,160	4,283
Country Garden Holdings Co.	1,334	483
CRRC Corp. Ltd. - Class H (c)	1,018	1,299
Datang International Power Generation Co. Ltd. - Class H	710	270
Dongfeng Motor Group Co. Ltd. - Class H	612	768
ENN Energy Holdings Ltd.	174	839
Far East Horizon Ltd.	378	294
Fosun International Ltd.	430	743
GF Securities Co. Ltd. - Class H (c) (e)	198	362
Great Wall Motor Co. Ltd. - Class H (e)	710	792
Guangzhou Automobile Group Co. Ltd. - Class H	526	429
Guangzhou R&F Properties Co. Ltd. - Class H	237	215
Haitian International Holdings Ltd.	137	226
Huaneng Power International Inc. - Class H	814	881
Huaneng Renewables Corp. Ltd. - Class H	854	317
Huatai Securities Co. Ltd. - Class H (c) (e)	209	417
Industrial & Commercial Bank of China Ltd. - Class H	17,212	9,944
Inner Mongolia Yitai Coal Co. Ltd. - Class B	280	229
Jiangsu Expressway Co. Ltd. - Class H	309	396
Jiangxi Copper Co. Ltd. - Class H	308	376
Luye Pharma Group Ltd. (c) (e)	310	277
PetroChina Co. Ltd. - Class H	4,927	3,431
Ping An Insurance Group Co. of China Ltd. - Class H	1,222	6,104
Shandong Weigao Group Medical Polymer Co. Ltd.	410	260
Shanghai Electric Group Co. Ltd. - Class H (e)	678	371
Shanghai Industrial Holdings Ltd.	96	213
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	168	352
Shenzhou International Group Holdings Ltd.	128	663
Sihuan Pharmaceutical Holdings Group Ltd. (f)	974	552

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Sinopec Shanghai Petrochemical Co. Ltd. - Class H (c)	786	301
Sinopharm Group Co. Ltd. - Class H	274	962
Soho China Ltd.	470	183
Sun Art Retail Group Ltd. (e)	566	435
Sunac China Holdings Ltd.	436	229
Tencent Holdings Ltd.	1,203	20,278
Tingyi Cayman Islands Holding Corp.	445	710
Tsingtao Brewery Co. Ltd. - Class H	92	405
Want Want China Holdings Ltd. (e)	1,377	1,134
Weichai Power Co. Ltd. - Class H	235	220
Yanzhou Coal Mining Co. Ltd. - Class H (e)	402	179
Zhejiang Expressway Co. Ltd. - Class H	342	374
Zhuzhou CSR Times Electric Co. Ltd. - Class H	122	908
Zijin Mining Group Co. Ltd. (e)	1,430	375
ZTE Corp. - Class H	176	403
		155,251
COLOMBIA - 0.3%
Almacenes Exito SA	50	215
Cementos Argos SA	96	294
Corp. Financiera Colombiana SA	20	244
Ecopetrol SA	1,083	464
Grupo Argos SA	76	441
Grupo de Inversiones Suramericana SA	58	676
Interconexion Electrica SA	92	212
Isagen SA ESP	177	165
		2,711
CZECH REPUBLIC - 0.2%
CEZ A/S	37	768
Komercni Banka A/S	4	761
Pegas Nonwovens SA	2	60
		1,589
EGYPT - 0.2%
Commercial International Bank	194	1,315
Global Telecom Holding SAE (c)	674	164
Talaat Moustafa Group	205	179
		1,658
GREECE - 0.3%
Alpha Bank AE (c)	1,159	139
Eurobank Ergasias SA (c)	2,509	62
Folli Follie SA	9	181
Hellenic Telecommunications Organization SA	60	526
JUMBO SA	21	184
National Bank of Greece SA (c)	362	156
OPAP SA	50	450
Piraeus Bank SA (c)	441	39
Titan Cement Co. SA	10	224
		1,961
HONG KONG - 3.5%
Alibaba Health Information Technology Ltd. (c) (e)	614	394
Alibaba Pictures Group Ltd. (c) (e)	2,480	554
Anta Sports Products Ltd.	230	597
BBMG Corp. - Class H	273	188
CGN Power Co. Ltd.	2,010	841
China Cinda Asset Management Co. Ltd. - Class H	1,979	688
China Everbright Bank Co. Ltd. - Class H	800	350
China Galaxy Securities Co. Ltd. - Class H (e)	821	581
China Medical System Holdings Ltd.	264	304
China Power International Development Ltd.	711	464
China Vanke Co. Ltd. - Class H	301	646
Citic Pacific Ltd.	985	1,798
COSCO Pacific Ltd. (f)	464	600
CSPC Pharmaceutical Group Ltd.	946	833
Dalian Wanda Commercial Properties Co. Ltd. - Class H	126	729
Evergrande Real Estate Group Ltd. (e)	1,254	717
GCL New Energy Holdings (c) (e)	2,399	465
Geely Automobile Holdings Ltd. (e)	1,250	599
Goldin Properties Holdings Ltd. (c) (e)	332	301
GOME Electrical Appliances Holdings Ltd. (e)	2,690	411
Guangdong Investment Ltd.	648	967
Haier Electronics Group Co. Ltd.	275	462
Haitong Securities Co. Ltd. - Class H	746	1,087
Hanergy Thin Film Power Group Ltd. (c) (f)	3,098	851
Hengan International Group Co. Ltd.	171	1,671
Huadian Power International Corp. Ltd.	380	298
Kingsoft Corp. Ltd.	197	388
Kunlun Energy Co. Ltd.	708	508
Lenovo Group Ltd.	1,540	1,302
Longfor Properties Co. Ltd.	346	437
New China Life Insurance Co. Ltd. - Class H	177	765
New World China Land Ltd.	626	372
Nine Dragons Paper Holdings Ltd.	429	224
People’s Insurance Co. Group of China Ltd. - Class H	1,599	785
PICC Property & Casualty Co. Ltd. - Class H	801	1,569
Semiconductor Manufacturing International Corp. (c)	6,003	545
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H	96	300
Shimao Property Holdings Ltd.	357	540
Shui On Land Ltd.	842	194
Sino Biopharmaceutical	696	862
Sino-Ocean Land Holdings Ltd.	823	450
Sinopec Engineering Group Co. Ltd. - Class H	274	239
Sinotrans Ltd. - Class H	425	201
Yuexiu Property Co. Ltd.	1,788	294
		27,371
HUNGARY - 0.2%
MOL Hungarian Oil and Gas Plc	9	401
OTP Bank Plc	50	969
Richter Gedeon Nyrt	33	518
		1,888
INDIA - 8.6%
ACC Ltd.	11	234
Adani Port and Special Economic Zone Ltd.	182	832
Aditya Birla Nuvo Ltd.	7	239
Ambuja Cements Ltd.	152	477
Apollo Hospitals Enterprise Ltd.	17	368
Asian Paints Ltd.	66	852
Aurobindo Pharma Ltd.	60	708
Bajaj Auto Ltd.	19	679
Bharat Forge Ltd.	23	321
Bharat Heavy Electricals Ltd.	134	423
Bharat Petroleum Corp. Ltd.	39	510
Bharti Airtel Ltd.	280	1,445
Bharti Infratel Ltd.	109	590
Bosch Ltd.	2	514
Cairn India Ltd.	113	266
Cipla Ltd.	79	765
Coal India Ltd.	161	807
Container Corp. of India Ltd.	9	195
Dabur India Ltd.	124	524
Divi’s Laboratories Ltd.	17	294
DLF Ltd.	39	82
Dr. Reddy’s Laboratories Ltd.	27	1,738
Eicher Motors Ltd.	3	754
GAIL India Ltd.	90	417

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
GlaxoSmithKline Consumer Healthcare Ltd.	3	230
Glenmark Pharmaceuticals Ltd.	29	465
Godrej Consumer Products Ltd.	27	508
HCL Technologies Ltd.	131	1,971
Hero Honda Motors Ltd.	12	436
Hindalco Industries Ltd.	260	281
Hindustan Unilever Ltd.	178	2,214
Housing Development Finance Corp.	350	6,494
ICICI Bank Ltd.	256	1,059
Idea Cellular Ltd.	260	595
Indiabulls Housing Finance Ltd.	65	791
Infosys Ltd.	429	7,605
ITC Ltd.	526	2,637
JSW Steel Ltd.	19	260
Larsen & Toubro Ltd.	73	1,645
LIC Housing Finances Ltd.	61	440
Lupin Ltd.	51	1,584
Mahindra & Mahindra Financial Services Ltd.	68	249
Mahindra & Mahindra Ltd.	87	1,675
Marico Ltd.	51	313
Motherson Sumi Systems Ltd.	76	266
Nestle India Ltd.	6	535
NTPC Ltd.	266	502
Oil & Natural Gas Corp. Ltd.	193	676
Oil India Ltd.	31	200
Piramal Healthcare Ltd.	14	192
Power Finance Corp. Ltd.	60	213
Reliance Communications Ltd.	203	211
Reliance Industries Ltd.	303	3,987
Rural Electrification Corp. Ltd.	72	300
Shree Cement Ltd.	2	328
Shriram Transport Finance Co. Ltd.	36	515
Siemens Ltd.	17	343
State Bank of India	347	1,260
Sun Pharmaceutical Industries Ltd.	221	2,921
Tata Consultancy Services Ltd.	110	4,367
Tata Motors Ltd. (c)	186	845
Tata Power Co. Ltd.	228	226
Tata Steel Ltd.	68	220
Tech Mahindra Ltd.	52	440
Ultratech Cement Ltd.	7	286
United Breweries Ltd.	16	220
United Phosphorus Ltd.	63	441
United Spirits Ltd. (c)	13	629
Vedanta Ltd.	228	296
Wipro Ltd.	144	1,318
Zee Entertainment Enterprises Ltd.	132	792
		68,015
INDONESIA - 2.1%
Adaro Energy Tbk PT	3,962	145
Astra Agro Lestari Tbk PT	92	114
Astra International Tbk PT	4,690	1,680
Bank Central Asia Tbk PT	2,875	2,413
Bank Danamon Indonesia Tbk PT - Class A	906	179
Bank Mandiri Persero Tbk PT	2,146	1,164
Bank Negara Indonesia Persero Tbk PT	1,653	468
Bank Rakyat Indonesia Persero Tbk PT	2,575	1,525
Bumi Serpong Damai PT	2,004	193
Charoen Pokphand Indonesia Tbk PT	1,706	234
Global Mediacom Tbk PT	1,395	90
Gudang Garam Tbk PT	116	334
Indocement Tunggal Prakarsa Tbk PT	353	398
Indofood CBP Sukses Makmur Tbk PT	304	258
Indofood Sukses Makmur Tbk PT	1,103	415
Jasa Marga Persero Tbk PT	534	177
Kalbe Farma Tbk PT	4,576	431
Lippo Karawaci Tbk PT	4,748	367
Matahari Department Store Tbk PT	519	573
Media Nusantara Citra Tbk PT	1,272	143
Perusahaan Gas Negara PT	2,697	467
PT Semen Indonesia	700	433
Summarecon Agung Tbk PT	2,032	156
Surya Citra Media Tbk PT	1,445	272
Tambang Batubara Bukit Asam Tbk PT	234	90
Telekomunikasi Indonesia Persero Tbk PT - Class B	11,707	2,114
Tower Bersama Infrastructure Tbk PT	437	195
Unilever Indonesia Tbk PT	356	923
United Tractors Tbk PT	413	494
XL Axiata Tbk PT (c)	785	140
		16,585
MALAYSIA - 3.0%
AirAsia Bhd	368	107
Alliance Financial Group Bhd	265	202
AMMB Holdings Bhd	425	442
Astro Malaysia Holdings Bhd	384	246
Axiata Group Bhd	647	855
Berjaya Sports Toto Bhd	209	147
Bumi Armada Bhd	729	154
CIMB Group Holdings Bhd	1,182	1,201
Dialog Group Bhd	946	345
DiGi.Com Bhd	806	1,017
Felda Global Ventures Holdings Bhd	253	86
Gamuda Bhd	341	340
Genting Bhd	511	846
Genting Malaysia Bhd	682	645
Genting Plantations Bhd	46	104
Hong Leong Bank Bhd	154	462
Hong Leong Financial Group Bhd	57	181
IHH Healthcare Bhd	566	768
IJM Corp. Bhd	633	464
IOI Corp. Bhd	663	613
IOI Properties Group Sdn Bhd	259	117
Kuala Lumpur Kepong Bhd	97	478
Lafarge Malaysia Bhd	108	220
Malayan Banking Bhd	1,111	2,167
Malaysia Airports Holdings Bhd	223	267
Maxis Bhd	433	646
MISC Bhd	255	510
Petronas Chemicals Group Bhd	648	907
Petronas Dagangan Bhd	62	311
Petronas Gas Bhd	159	798
PPB Group Bhd	120	421
Public Bank Bhd	597	2,381
RHB Capital Bhd	124	167
Sapurakencana Petroleum Bhd	819	351
Sime Darby Bhd	724	1,283
Telekom Malaysia Bhd	267	406
Tenaga Nasional Bhd	792	2,166
UMW Holdings Bhd	120	205
Westports Holdings Bhd	214	207
YTL Corp. Bhd	1,016	370
YTL Power International Bhd	445	163
		23,766
MEXICO - 4.1%
Alfa SAB de CV - Class A	651	1,267
America Movil SAB de CV - Class L (e)	7,532	6,260
Arca Continental SAB de CV	101	570
Coca-Cola Femsa SAB de CV - Class L (e)	116	803
Controladora Comercial Mexicana SAB de CV - Class C	103	299
El Puerto de Liverpool SAB de CV - Class C	46	599
Fibra Uno Administracion SA de CV	535	1,104

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Fomento Economico Mexicano SAB de CV	432	3,864
Gentera SAB de CV (e)	262	427
Gruma SAB de CV - Class B	45	616
Grupo Aeroportuario del PacifiCo SAB de CV - Class B	71	617
Grupo Aeroportuario del Sureste SAB de CV - Class B	47	722
Grupo Bimbo SAB de CV - Class A (c)	384	972
Grupo Carso SAB de CV	141	635
Grupo Comercial Chedraui SA de CV - Class B	89	233
Grupo Financiero Banorte SAB de CV	588	2,886
Grupo Financiero Inbursa SAB de CV	553	1,142
Grupo Financiero Santander Mexico SAB de CV - Class B	456	674
Grupo Lala SAB de CV	143	339
Grupo Mexico SAB de CV	886	2,143
Industrias Penoles SAB de CV	34	459
Kimberly-Clark de Mexico SAB de CV	354	800
Mexichem SAB de CV	237	581
OHL Mexico SAB de CV (c)	193	248
Promotora y Operadora de Infraestructura SAB de CV (c)	56	610
Wal-Mart de Mexico SAB de CV	1,243	3,067
		31,937
PERU - 0.3%
Cia de Minas Buenaventura SA - ADR	47	277
Credicorp Ltd.	16	1,687
		1,964
PHILIPPINES - 1.4%
Aboitiz Equity Ventures Inc.	458	567
Aboitiz Power Corp.	368	340
Alliance Global Group Inc.	516	170
Ayala Corp.	51	840
Ayala Land Inc.	1,708	1,246
Bank of the Philippine Islands	179	308
BDO Unibank Inc.	382	847
DMCI Holdings Inc.	987	270
Energy Development Corp.	2,179	257
Globe Telecom Inc.	8	379
GT Capital Holdings Inc.	18	482
International Container Terminal Services Inc.	124	199
JG Summit Holdings Inc.	588	894
Jollibee Foods Corp.	98	405
Megaworld Corp.	2,713	254
Metro Pacific Investments Corp.	3,024	322
Metropolitan Bank & Trust Co.	58	101
Philippine Long Distance Telephone Co.	23	1,076
SM Investments Corp.	37	714
SM Prime Holdings Inc.	1,934	857
Universal Robina Corp.	201	827
		11,355
POLAND - 1.5%
Alior Bank SA (c)	11	231
Bank Handlowy w Warszawie SA	7	154
Bank Millennium SA (c)	129	200
Bank Pekao SA	31	1,255
Bank Zachodni WBK SA (c)	8	621
CCC SA	5	232
Cyfrowy Polsat SA	43	265
Enea SA	45	161
Energa SA	54	240
Eurocash SA	18	215
Grupa Lotos SA - Class A (c)	22	164
KGHM Polska Miedz SA	34	743
LPP SA	—	604
Mbank	3	317
Orange Polska Spolka Akcyjna	160	306
PGE SA	196	697
Polski Koncern Naftowy Orlen SA	75	1,302
Polskie Gornictwo Naftowe i Gazownictwo SA	432	742
Powszechna Kasa Oszczednosci Bank Polski SA	204	1,583
Powszechny Zaklad Ubezpieczen SA (e)	13	1,350
Synthos SA	98	98
Tauron Polska Energia SA	268	232
Zaklady Azotowe w Tarnowie-Moscicach SA (c)	10	242
		11,954
QATAR - 1.1%
Barwa Real Estate Co.	25	295
Commercial Bank of Qatar QSC	34	533
Doha Bank QSC	28	386
Ezdan Holding Group QSC	179	922
Gulf International Services OSC	10	171
Industries Qatar QSC	35	1,194
Masraf Al Rayan	86	1,014
Qatar Electricity & Water Co.	6	365
Qatar Insurance Co.	21	531
Qatar Islamic Bank SAQ	14	455
Qatar National Bank	41	2,127
Qatar Telecom Qtel QSC	20	418
Vodafone Qatar	81	301
		8,712
RUSSIAN FEDERATION - 3.6%
Alrosa AO	396	352
Gazprom PAO	2,780	5,728
Lukoil OAO	120	4,105
Magnit OJSC - GDR	61	2,917
MegaFon PJSC - GDR	22	268
MMC Norilsk Nickel OJSC	13	1,880
Mobile Telesystems PJSC - ADR	120	866
Moscow Exchange MICEX-RTS OAO	294	361
NovaTek OAO - GDR	21	1,962
Rosneft OAO	274	1,021
Rostelecom PJSC	182	240
RusHydro JSC	30,426	284
Sberbank of Russia	2,525	2,919
Severstal PAO	51	541
Sistema JSFC - GDR	47	322
Surgutneftegas OAO	1,661	853
Tatneft OAO	327	1,547
Uralkali OJSC (c)	183	542
VTB Bank OJSC	1,220,205	1,267
		27,975
SOUTH AFRICA - 7.6%
African Bank Investments Ltd. (f)	281	—
African Rainbow Minerals Ltd.	27	100
Anglo Platinum Ltd. (c)	14	229
AngloGold Ashanti Ltd. (c)	98	794
Aspen Pharmacare Holdings Ltd.	80	1,699
Barclays Africa Group Ltd.	81	991
Barloworld Ltd.	51	279
Bidvest Group Ltd.	75	1,762
Brait SA (e)	79	798
Capitec Bank Holdings Ltd.	8	300
Coronation Fund Managers Ltd.	53	250
Discover Ltd.	83	826
Exxaro Resources Ltd. (e)	32	121
FirstRand Ltd. (e)	794	2,823
Foschini Ltd.	46	471

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Gold Fields Ltd.	165	433
Growthpoint Properties Ltd.	529	980
Hyprop Investments Ltd.	54	472
Impala Platinum Holdings Ltd. (c) (e)	125	348
Imperial Holdings Ltd.	46	559
Investec Ltd.	60	461
Kumba Iron Ore Ltd. (e)	12	70
Liberty Holdings Ltd.	28	260
Life Healthcare Group Holdings Ltd.	214	550
Massmart Holdings Ltd.	28	223
Mediclinic International Ltd.	114	908
MMI Holdings Ltd. (e)	249	429
Mondi Ltd.	27	560
Mr Price Group Ltd.	56	776
MTN Group Ltd.	391	5,027
Nampak Ltd.	139	259
Naspers Ltd. - Class N	93	11,641
Nedbank Group Ltd.	47	746
Netcare Ltd.	220	579
Pick n Pay Stores Ltd.	56	270
Pioneer Foods Ltd.	26	369
PSG Group Ltd.	20	315
Redefine Properties Ltd.	949	802
Remgro Ltd.	113	2,057
Resilient Property Income Fund Ltd.	64	537
RMB Holdings Ltd. (e)	166	789
RMI Holdings	157	469
Sanlam Ltd.	406	1,756
Sappi Ltd. (c)	119	365
Sasol Ltd. (e)	130	3,632
Shoprite Holdings Ltd.	108	1,225
Spar Group Ltd.	38	511
Standard Bank Group Ltd.	287	2,801
Steinhoff International Holdings Ltd.	541	3,325
Telkom SA Ltd.	57	275
Tiger Brands Ltd.	38	834
Truworths International Ltd.	98	603
Tsogo Sun Holdings Ltd.	78	137
Vodacom Group Ltd.	88	874
Woolworths Holdings Ltd.	225	1,577
		60,247
SOUTH KOREA - 14.4%
Amorepacific Corp.	7	2,415
AMOREPACIFIC Group	6	895
BGF retail Co. Ltd.	2	284
BNK Financial Group Inc.	49	569
Celltrion Inc. (c)	15	891
Cheil Worldwide Inc. (c)	20	311
CJ CheilJedang Corp.	2	573
CJ Corp.	3	705
CJ Korea Express Co. Ltd. (c)	1	252
Coway Co. Ltd.	12	882
Daelim Industrial Co. Ltd.	6	369
Daewoo Engineering & Construction Co. Ltd. (c)	24	130
Daewoo International Corp.	11	187
Daewoo Securities Co. Ltd.	40	404
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	27	145
Daum Kakao Corp.	7	722
DGB Financial Group Inc.	40	355
Dongbu Insurance Co. Ltd.	10	531
Dongsuh Cos. Inc.	7	206
Doosan Corp.	2	144
Doosan Heavy Industries and Construction Co. Ltd.	13	232
Doosan Infracore Co. Ltd. (c)	34	191
E-Mart Co. Ltd.	5	943
GS Engineering & Construction Corp. (c)	13	262
GS Holdings Corp.	13	495
Hana Financial Group Inc.	67	1,502
Hankook Tire Co. Ltd.	18	598
Hanmi Pharm Co. Ltd. (c)	1	370
Hanmi Science Co. Ltd. (c)	2	263
Hanon Systems	8	272
Hanssem Co. Ltd.	2	570
Hanwha Chem Corp.	26	478
Hanwha Corp.	10	345
Hanwha Life Insurance Co. Ltd.	54	370
Hotel Shilla Co. Ltd.	8	747
Hyosung Corp.	5	513
Hyundai Department Store Co. Ltd.	4	428
Hyundai Development Co.	13	594
Hyundai Engineering & Construction Co. Ltd.	17	505
Hyundai Glovis Co. Ltd.	5	870
Hyundai Heavy Industries Co. Ltd. (c)	10	782
Hyundai Marine & Fire Insurance Co. Ltd.	16	406
Hyundai Merchant Marine Co. Ltd. (c)	14	71
Hyundai Mobis	16	3,120
Hyundai Motor Co.	36	5,012
Hyundai Steel Co.	18	801
Hyundai Wia Corp.	4	441
Industrial Bank of Korea	64	737
Kangwon Land Inc.	27	972
KB Financial Group Inc.	90	2,682
KCC Corp.	1	488
KEPCO Plant Service & Engineering Co. Ltd.	5	522
Kia Motors Corp.	62	2,796
Korea Aerospace Industries Ltd.	10	551
Korea Electric Power Corp.	60	2,481
Korea Gas Corp.	7	240
Korea Investment Holdings Co. Ltd.	9	491
Korea Kumho Petrochemical	3	130
Korea Zinc Co. Ltd.	2	759
Korean Air Lines Co. Ltd. (c)	9	245
KT Corp. - ADR (c)	13	170
KT&G Corp.	26	2,416
LG Chem Ltd.	11	2,624
LG Corp.	22	1,124
LG Display Co. Ltd.	54	1,027
LG Electronics Inc.	24	940
LG Household & Health Care Ltd.	2	1,580
LG Innotek Co. Ltd.	3	256
LG Telecom Ltd.	48	494
Lotte Chemical	4	808
Lotte Confectionery Co. Ltd.	—	344
Lotte Shopping Co. Ltd.	3	664
LS Industrial Systems Co. Ltd.	3	129
Mirae Asset Securities Co. Ltd.	6	133
NCSoft Corp.	4	561
NH Investment and Securities	37	314
NHN Corp.	7	2,834
OCI Co. Ltd.	4	295
Orion Corp.	1	715
Paradise Co. Ltd.	11	210
POSCO Inc.	16	2,301
S-Oil Corp.	10	537
S1 Corp.	4	334
Samsung C&T Corp. (c)	18	2,207
Samsung Card Co. Ltd.	9	284
Samsung Electro-Mechanics Co. Ltd.	14	744
Samsung Electronics Co. Ltd.	26	24,722
Samsung Fire & Marine Insurance Co. Ltd.	8	1,959
Samsung Heavy Industries Co. Ltd.	36	375
Samsung Life Insurance Co. Ltd.	19	1,562

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Samsung SDI Co.	13	1,159
Samsung SDS Co. Ltd.	7	1,764
Samsung Securities Co. Ltd.	14	554
Shinhan Financial Group Co. Ltd.	100	3,492
Shinsegae Co. Ltd.	2	322
SK C&C Co. Ltd.	8	1,694
SK Hynix Inc.	136	3,892
SK Innovation Co. Ltd. (c)	15	1,241
SK Networks Co. Ltd.	22	130
SK Telecom Co. Ltd.	2	523
Woori Bank	77	610
Yuhan Corp.	2	393
		113,682
TAIWAN - 12.2%
Acer Inc. (c)	697	274
Advanced Semiconductor Engineering Inc.	1,467	1,599
Advantech Co. Ltd.	79	544
Asia Cement Corp.	538	528
Asia Pacific Telecom Co. Ltd. (c)	424	124
Asustek Computer Inc.	164	1,410
AU Optronics Corp.	1,961	581
Casetek Holdings Ltd.	32	135
Catcher Technology Co. Ltd.	152	1,620
Cathay Financial Holding Co. Ltd.	1,924	2,635
Chailease Holding Co. Ltd.	215	339
Chang Hwa Commercial Bank	1,183	584
Cheng Shin Rubber Industry Co. Ltd.	382	629
Chicony Electronics Co. Ltd.	122	282
China Airlines Ltd. (c)	680	233
China Development Financial Holding Corp.	3,177	857
China Motor Corp.	78	55
China Steel Corp.	2,802	1,637
Chunghwa Telecom Co. Ltd.	888	2,668
Compal Electronics Inc.	944	536
CTBC Financial Holding Co. Ltd.	3,498	1,808
CTCI Corp.	142	170
Delta Electronics Inc.	428	2,019
E. Sun Financial Holding Co. Ltd.	1,601	943
Eclat Textile Co. Ltd.	42	669
Epistar Corp.	238	184
Eva Airways Corp. (c)	409	230
Evergreen Marine Corp. Taiwan Ltd.	367	155
Far Eastern New Century Corp.	719	642
Far EasTone Telecommunications Co. Ltd.	374	807
Feng Tay Enterprise Co. Ltd.	68	424
First Financial Holding Co. Ltd.	2,293	1,047
Formosa Chemicals & Fibre Corp.	752	1,532
Formosa Petrochemical Corp.	279	666
Formosa Plastics Corp.	968	2,046
Formosa Taffeta Co. Ltd.	148	140
Foxconn Technology Co. Ltd.	206	591
Fubon Financial Holding Co. Ltd.	1,560	2,442
Giant Manufacturing Co. Ltd.	68	496
Hermes Microvision Inc.	10	381
Highwealth Construction Corp.	201	285
Hiwin Technologies Corp.	45	239
Hon Hai Precision Industry Co. Ltd.	3,262	8,522
Hotai Motor Co. Ltd.	56	598
HTC Corp.	158	306
Hua Nan Financial Holdings Co. Ltd.	1,520	710
Innolux Corp.	1,920	601
Inotera Memories Inc. (c)	511	321
Inventec Corp.	553	263
Kinsus Interconnect Technology Corp.	73	140
Largan Precision Co. Ltd.	24	1,873
Lite-On Technology Corp.	514	474
MediaTek Inc.	349	2,599
Mega Financial Holdings Co. Ltd.	2,364	1,642
Merida Industry Co. Ltd.	54	291
Nan Ya Plastics Corp.	1,113	1,889
Novatek Microelectronics Corp.	138	432
Pegatron Corp.	436	1,067
Phison Electronics Corp.	29	183
Pou Chen Corp.	507	763
Powertech Technology Inc.	164	298
President Chain Store Corp.	135	842
Quanta Computer Inc.	629	1,095
Radiant Opto-Electronics Corp.	100	310
Realtek Semiconductor Corp.	95	162
Ruentex Development Co. Ltd.	192	210
Ruentex Industries Ltd.	132	235
Shin Kong Financial Holding Co. Ltd.	1,790	426
Siliconware Precision Industries Co.	678	845
Simplo Technology Co. Ltd.	55	176
SinoPac Financial Holdings Co. Ltd.	2,233	708
Standard Foods Corp.	84	182
Synnex Technology International Corp.	334	334
Taishin Financial Holding Co. Ltd.	1,876	667
Taiwan Business Bank (c)	994	247
Taiwan Cement Corp.	763	776
Taiwan Cooperative Financial Holding	1,710	708
Taiwan Fertilizer Co. Ltd.	193	241
Taiwan Glass Industrial Corp. (c)	206	75
Taiwan Mobile Co. Ltd.	396	1,211
Taiwan Semiconductor Manufacturing Co. Ltd.	5,748	23,034
Teco Electric and Machinery Co. Ltd.	401	316
TPK Holding Co. Ltd.	74	177
Transcend Information Inc.	54	137
U-Ming Marine Transport Corp.	88	94
Uni-President Enterprises Corp.	1,129	1,960
United Microelectronics Corp.	2,780	913
Vanguard International Semiconductor Corp.	210	239
Wan Hai Lines Ltd.	67	42
Wistron Corp.	564	295
WPG Holdings Co. Ltd.	316	305
Yang Ming Marine Transport Corp. (c)	354	103
Yuanta Financial Holding Co. Ltd.	2,007	746
Yulon Motor Co. Ltd.	229	205
Zhen Ding Technology Holding Ltd.	73	208
		96,382
THAILAND - 2.2%
Advanced Info Service PCL	32	199
Advanced Info Service PCL - NVDR	208	1,298
Airports of Thailand PCL - NVDR	106	822
Bangkok Bank PCL	32	141
Bangkok Bank PCL - NVDR	104	461
Bangkok Dusit Medical Services PCL - NVDR	836	427
Banpu PCL	78	43
Banpu PCL - NVDR	194	107
BEC World PCL	73	65
BEC World PCL - NVDR	166	147
BTS Group Holdings PCL - NVDR	1,481	398
Bumrungrad Hospital PCL - NVDR	88	522
Central Pattana PCL - NVDR	270	333
Charoen Pokphand Foods PCL	227	130
Charoen Pokphand Foods PCL - NVDR	437	249
CP ALL PCL	323	426
CP ALL PCL - NVDR	695	917
Delta Electronics Thailand PCL - NVDR	126	306
Energy Absolute PCL - NVDR	265	157
Glow Energy PCL	42	100
Glow Energy PCL - NVDR	103	243
Home Product Center PCL - NVDR	875	165
Indorama Ventures PCL	100	64

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Indorama Ventures PCL - NVDR	320	203
IRPC PCL	813	84
IRPC PCL - NVDR	2,098	218
Kasikornbank PCL	44	207
Kasikornbank PCL - NVDR	376	1,776
Krung Thai Bank PCL - Class F (e)	61	29
Krung Thai Bank PCL	244	115
Krung Thai Bank PCL - NVDR (e)	516	244
Minor International PCL - NVDR	410	325
PTT Exploration & Production PCL	83	161
PTT Exploration & Production PCL - NVDR	296	574
PTT Global Chemical PCL	44	66
PTT Global Chemical PCL - NVDR	317	471
PTT PCL	44	289
PTT PCL - NVDR	187	1,239
Siam Cement PCL	4	53
Siam Cement PCL - NVDR	84	1,070
Siam Commercial Bank PCL	59	219
Siam Commercial Bank PCL - NVDR	300	1,109
Thai Oil PCL	78	114
Thai Oil PCL - NVDR	135	197
Thai Union Group Public Co. - NVDR	416	211
TMB Bank PCL - NVDR	3,343	223
True Corp PCL - NVDR (c)	1,931	520
		17,437
TURKEY - 1.4%
Akbank T.A.S.	492	1,105
Anadolu Efes Biracilik Ve Malt Sanayii A/S	50	353
Arcelik A/S	62	301
BIM Birlesik Magazalar A/S	48	848
Coca-Cola Icecek A/S	19	220
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	456	378
Enka Insaat ve Sanayi A/S	149	246
Eregli Demir ve Celik Fabrikalari TAS	307	379
Ford Otomotiv Sanayi A/S	19	202
Haci Omer Sabanci Holding A/S	229	671
KOC Holding A/S	157	614
Petkim Petrokimya Holding A/S	93	123
TAV Havalimanlari Holding A/S	41	324
Tofas Turk Otomobil Fabrikasi A/S	35	208
Tupras Turkiye Petrol Rafinerileri A/S (c)	27	666
Turk Hava Yollari (c)	108	284
Turk Telekomunikasyon A/S	112	220
Turkcell Iletisim Hizmetleri A/S	195	681
Turkiye Garanti Bankasi A/S	521	1,213
Turkiye Halk Bankasi A/S	150	500
Turkiye Is Bankasi A/S - Class C	371	578
Turkiye Sise ve Cam Fabrikalari A/S	180	171
Turkiye Vakiflar Bankasi Tao	160	203
Ulker Biskuvi Sanayi A/S	35	222
Yapi ve Kredi Bankasi A/S	219	244
		10,954
UNITED ARAB EMIRATES - 0.8%
Abu Dhabi Commercial Bank PJSC	447	934
Aldar Properties PJSC	805	530
Arabtec Holding Co. (c)	598	302
DP World Ltd.	38	803
Dubai Financial Market	551	254
Dubai Islamic Bank PJSC	256	468
Emaar Malls Group PJSC (c)	425	359
Emaar Properties PJSC	801	1,419
First Gulf Bank PJSC	205	781
National Bank of Abu Dhabi PJSC	168	437
		6,287
UNITED KINGDOM - 0.1%
British American Tobacco Plc	29	398

UNITED STATES OF AMERICA - 0.1%
Southern Copper Corp. (e)	36	967
Total Common Stocks (cost $902,246)		741,140

PREFERRED STOCKS - 3.9%
BRAZIL - 2.0%
AES Tiete SA	17	60
Banco Bradesco SA	587	3,154
Banco do Estado do Rio Grande do Sul	37	52
Braskem SA	30	126
Centrais Eletricas Brasileiras SA	57	127
Cia Brasileira de Distribuicao Grupo Pao de Acucar	36	447
Cia Energetica de Minas Gerais	181	318
Cia Energetica de Sao Paulo	44	170
Cia Paranaense de Energia	21	170
Gerdau SA	209	286
Itau Unibanco Holding SA	711	4,723
Itausa - Investimentos Itau SA	821	1,478
Lojas Americanas SA	115	470
Oi SA (c)	75	53
Petroleo Brasileiro SA (c)	908	1,653
Suzano Papel e Celulose SA	83	402
Telefonica Brasil SA	89	815
Usinas Siderurgicas de Minas Gerais SA - Class A	68	59
Vale SA	450	1,510
		16,073
CHILE - 0.1%
Embotelladora Andina SA - Class B	61	210
Sociedad Quimica y Minera de Chile SA	22	318
		528
COLOMBIA - 0.2%
Banco Davivienda SA	27	209
Bancolombia SA	96	777
Grupo Aval Acciones y Valores	776	295
Grupo de Inversiones Suramericana SA	14	163
		1,444
MEXICO - 0.7%
Cemex SAB de CV (c)	2,965	2,070
Grupo Televisa SAB	573	2,982
		5,052
RUSSIAN FEDERATION - 0.2%
AK Transneft OAO	—	823
Surgutneftegas OAO	1,617	978
		1,801
SOUTH KOREA - 0.7%
Amorepacific Corp.	2	330
Hyundai Motor Co.	9	845
Hyundai Motor Co.	6	549
LG Chem Ltd.	2	277
Samsung Electronics Co. Ltd.	5	3,746
		5,747
Total Preferred Stocks (cost $58,014)		30,645

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
RIGHTS - 0.0%
CHINA - 0.0%
Fosun International Ltd. (c) (f)	48	5
		5
SOUTH KOREA - 0.0%
Mirae Asset Securities Co. Ltd. (c) (f)	5	24
Total Rights (cost $33)		29

SHORT TERM INVESTMENTS - 4.5%
Investment Company - 1.5%
JNL Money Market Fund, 0.10% (a) (h)	12,244	12,244
Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	22,839	22,839
Treasury Securities - 0.1%
U.S. Treasury Bill
0.04%, 12/10/15 (o)	$665	665
0.02%, 03/17/16 (o)	330	330
		995
Total Short Term Investments (cost $36,078)		36,078
Total Investments - 102.4% (cost $996,371)		807,892
Other Assets and Liabilities, Net - (2.4%)		(19,108)
Total Net Assets - 100.0%		$788,784

JNL/Mellon Capital European 30 Fund

COMMON STOCKS - 94.0%
BELGIUM - 3.8%
Colruyt SA	336	$16,189

DENMARK - 7.6%
A P Moller - Maersk A/S - Class B	8	11,982
Vestas Wind Systems A/S	397	20,635
		32,617
FRANCE - 23.1%
AXA SA	690	16,761
Compagnie Generale des Etablissements Michelin	175	15,988
Sanofi SA	173	16,496
SCOR SE	517	18,556
Societe Generale SA	376	16,797
Total SA	317	14,258
		98,856
GERMANY - 8.5%
Allianz SE	95	14,929
Bayerische Motoren Werke AG	149	13,025
Volkswagen AG (e)	73	8,603
		36,557
ITALY - 3.9%
Snam Rete Gas SpA	3,222	16,550

NETHERLANDS - 1.4%
Delta Lloyd NV	701	5,887

SPAIN - 2.8%
Mapfre SA	4,600	12,029

SWEDEN - 3.5%
Nordea Bank AB	1,341	14,958

SWITZERLAND - 11.7%
Aryzta AG	200	8,481
Credit Suisse Group AG	623	14,978
Swisscom AG	30	14,840
Zurich Financial Services AG	49	12,108
		50,407
UNITED KINGDOM - 27.7%
Babcock International Group Plc	953	13,184
Centrica Plc	3,710	12,889
Fresnillo Plc	1,284	11,504
GlaxoSmithKline Plc	723	13,882
Imperial Tobacco Group Plc	354	18,325
Old Mutual Plc	5,397	15,466
Persimmon Plc	640	19,482
Scottish & Southern Energy Plc	628	14,214
		118,946
Total Common Stocks (cost $457,907)		402,996

PREFERRED STOCKS - 6.0%
GERMANY - 1.9%
Porsche Automobil Holding SE	195	8,308

SWITZERLAND - 4.1%
Lindt & Spruengli AG	3	17,601
Total Preferred Stocks (cost $32,147)		25,909

SHORT TERM INVESTMENTS - 1.2%
Investment Companies - 0.2%
JNL Money Market Fund, 0.10% (a) (h)	746	746
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	4,116	4,116
Total Short Term Investments (cost $4,862)		4,862
Total Investments - 101.2% (cost $494,916)		433,767
Other Assets and Liabilities, Net - (1.2%)		(5,162)
Total Net Assets - 100.0%		$428,605

JNL/Mellon Capital Pacific Rim 30 Fund

COMMON STOCKS - 97.9%
AUSTRALIA - 13.3%
AGL Energy Ltd. (e)	672	$7,564
Asciano Group	1,513	8,956
Computershare Ltd.	772	5,762
QBE Insurance Group Ltd. (e)	815	7,421
		29,703
CHINA - 1.5%
Cheung Kong Property Holdings Ltd.	442	3,236

HONG KONG - 15.0%
BOC Hong Kong Holdings Ltd.	2,236	6,595
Cheung Kong Infrastructure Holdings Ltd. (e)	1,012	9,070
CK Hutchison Holdings Ltd.	442	5,743
CLP Holdings Ltd.	871	7,446
First Pacific Co. Ltd.	7,428	4,538
		33,392
JAPAN - 53.3%
Daihatsu Motor Co. Ltd. (e)	558	6,450
ITOCHU Corp. (e)	695	7,343
Itochu Techno-Solutions Corp.	416	8,868

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Marubeni Corp. (e)	1,232	6,033
Mitsubishi Corp.	406	6,647
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,583	6,972
Mitsui & Co. Ltd. (e)	553	6,211
Mizuho Financial Group Inc. (e)	4,417	8,262
NHK Spring Co. Ltd.	845	8,191
Nippon Telegraph & Telephone Corp.	291	10,253
Nitori Co. Ltd.	136	10,681
Resona Holdings Inc. (e)	1,423	7,252
Shimamura Co. Ltd. (e)	86	9,253
Shinsei Bank Ltd. (e)	4,207	8,648
Sumitomo Mitsui Financial Group Inc.	206	7,811
		118,875
NEW ZEALAND - 2.2%
Fletcher Building Ltd.	1,138	4,962

SINGAPORE - 12.6%
Jardine Cycle & Carriage Ltd.	243	4,615
Oversea-Chinese Banking Corp. Ltd. (e)	958	5,931
Singapore Telecommunications Ltd. (e)	2,555	6,467
United Overseas Bank Ltd.	414	5,403
Wilmar International Ltd. (e)	3,069	5,554
		27,970
Total Common Stocks (cost $237,986)		218,138

INVESTMENT COMPANIES - 1.3%
Vanguard MSCI Pacific ETF	53	2,872
Total Investment Companies (cost $2,937)		2,872

SHORT TERM INVESTMENTS - 26.8%
Investment Company - 0.0%
JNL Money Market Fund, 0.10% (a) (h)	77	77
Securities Lending Collateral - 26.8%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	59,812	59,812
Total Short Term Investments (cost $59,889)		59,889
Total Investments - 126.0% (cost $300,812)		280,899
Other Assets and Liabilities, Net - (26.0%)		(57,966)
Total Net Assets - 100.0%		$222,933

JNL/Mellon Capital S&P 500 Index Fund

COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 12.8%
Advance Auto Parts Inc.	21	$3,908
Amazon.com Inc. (c)	108	55,114
AutoNation Inc. (c) (e)	19	1,101
AutoZone Inc. (c)	9	6,279
Bed Bath & Beyond Inc. (c)	48	2,755
Best Buy Co. Inc.	83	3,066
BorgWarner Inc. (e)	67	2,771
Cablevision Systems Corp. - Class A	68	2,199
Carmax Inc. (c)	59	3,498
Carnival Corp.	127	6,301
CBS Corp. - Class B	127	5,080
Chipotle Mexican Grill Inc. - Class A (c) (e)	9	6,286
Coach Inc.	82	2,377
Comcast Corp. - Class A	594	33,781
Comcast Corp. - Special Class A (e)	103	5,919
D.R. Horton Inc.	94	2,764
Darden Restaurants Inc.	32	2,202
Delphi Automotive Plc	81	6,173
Discovery Communications Inc. - Class A (c) (e)	36	940
Discovery Communications Inc. - Class C (c) (e)	63	1,541
Dollar General Corp.	84	6,051
Dollar Tree Inc. (c)	63	4,181
Expedia Inc.	28	3,281
Ford Motor Co.	1,095	14,857
Fossil Group Inc. (c)	12	643
GameStop Corp. - Class A (e)	26	1,085
Gap Inc.	65	1,863
Garmin Ltd.	28	1,019
General Motors Co.	403	12,106
Genuine Parts Co.	43	3,555
Goodyear Tire & Rubber Co. (e)	75	2,203
H&R Block Inc.	81	2,942
HanesBrands Inc.	113	3,277
Harley-Davidson Inc.	59	3,236
Harman International Industries Inc. (e)	21	2,051
Hasbro Inc.	33	2,402
Home Depot Inc.	361	41,656
Interpublic Group of Cos. Inc.	103	1,969
Johnson Controls Inc. (e)	184	7,610
Kohl’s Corp.	58	2,697
L Brands Inc.	72	6,486
Leggett & Platt Inc.	38	1,569
Lennar Corp. - Class A (e)	49	2,355
Lowe’s Cos. Inc.	262	18,034
Macy’s Inc.	95	4,855
Marriott International Inc. - Class A (e)	58	3,960
Mattel Inc. (e)	101	2,128
McDonald’s Corp.	265	26,069
Michael Kors Holdings Ltd. (c)	54	2,298
Mohawk Industries Inc. (c)	18	3,183
Netflix Inc. (c)	119	12,298
Newell Rubbermaid Inc.	76	3,009
News Corp. - Class A	108	1,361
News Corp. - Class B (e)	28	365
Nielsen Holdings Plc (e)	104	4,619
Nike Inc. - Class B	190	23,423
Nordstrom Inc.	40	2,853
O’Reilly Automotive Inc. (c)	28	7,096
Omnicom Group Inc. (e)	69	4,531
Priceline Group Inc. (c)	14	17,619
Pulte Homes Inc.	90	1,705
PVH Corp.	24	2,485
Ralph Lauren Corp. - Class A (e)	17	1,987
Ross Stores Inc.	116	5,640
Royal Caribbean Cruises Ltd.	46	4,137
Scripps Networks Interactive Inc. - Class A (e)	22	1,090
Signet Jewelers Ltd.	23	3,076
Staples Inc.	190	2,228
Starbucks Corp.	417	23,696
Target Corp.	177	13,886
Tegna Inc. (e)	66	1,470
Tiffany & Co.	31	2,415
Time Warner Cable Inc.	79	14,229
Time Warner Inc.	229	15,750
TJX Cos. Inc.	191	13,638
Tractor Supply Co.	38	3,243
TripAdvisor Inc. (c)	33	2,105
Twenty-First Century Fox Inc. - Class A	343	9,251
Twenty-First Century Fox Inc. - Class B	121	3,278
Under Armour Inc. - Class A (c) (e)	50	4,872
Urban Outfitters Inc. (c)	24	719
VF Corp.	96	6,517
Viacom Inc. - Class B	101	4,342
Walt Disney Co. (e)	436	44,571

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Whirlpool Corp.	22	3,263
Wyndham Worldwide Corp.	33	2,388
Wynn Resorts Ltd. (e)	25	1,310
Yum! Brands Inc.	121	9,707
		623,848
CONSUMER STAPLES - 9.3%
Altria Group Inc.	551	30,001
Archer-Daniels-Midland Co.	174	7,224
Brown-Forman Corp. - Class B (e)	30	2,915
Campbell Soup Co.	50	2,545
Clorox Co. (e)	37	4,267
Coca-Cola Co.	1,100	44,126
Coca-Cola Enterprises Inc.	59	2,841
Colgate-Palmolive Co.	252	15,988
ConAgra Foods Inc.	120	4,867
Constellation Brands Inc. - Class A	48	5,964
Costco Wholesale Corp. (e)	123	17,826
CVS Health Corp.	313	30,203
Dr. Pepper Snapple Group Inc.	54	4,268
Estee Lauder Cos. Inc. - Class A	63	5,068
General Mills Inc.	167	9,396
Hershey Co.	41	3,799
Hormel Foods Corp. (e)	38	2,411
JM Smucker Co. (e)	29	3,265
Kellogg Co.	71	4,692
Keurig Green Mountain Inc. (e)	33	1,745
Kimberly-Clark Corp.	102	11,146
Kraft Heinz Foods Co.	166	11,734
Kroger Co.	275	9,930
McCormick & Co. Inc. (e)	33	2,685
Mead Johnson Nutrition Co.	57	4,014
Molson Coors Brewing Co. - Class B	44	3,658
Mondelez International Inc. - Class A	453	18,950
Monster Beverage Corp. (c)	41	5,587
PepsiCo Inc.	414	39,028
Philip Morris International Inc.	434	34,460
Procter & Gamble Co.	761	54,716
Reynolds American Inc.	233	10,335
Sysco Corp.	156	6,064
Tyson Foods Inc. - Class A	82	3,544
Wal-Mart Stores Inc. (e)	443	28,695
Whole Foods Market Inc.	101	3,197
		451,154
ENERGY - 6.7%
Anadarko Petroleum Corp.	143	8,613
Apache Corp.	106	4,156
Baker Hughes Inc.	122	6,358
Cabot Oil & Gas Corp. - Class A	122	2,669
Cameron International Corp. (c)	54	3,308
Chesapeake Energy Corp. (e)	117	861
Chevron Corp.	527	41,589
Cimarex Energy Co.	28	2,829
Columbia Pipeline Group Inc.	95	1,730
ConocoPhillips Co.	346	16,592
CONSOL Energy Inc. (e)	54	532
Devon Energy Corp.	109	4,035
Diamond Offshore Drilling Inc. (e)	16	270
Ensco Plc - Class A	53	746
EOG Resources Inc.	154	11,218
EQT Corp.	43	2,782
Exxon Mobil Corp. (e)	1,172	87,139
FMC Technologies Inc. (c)	65	2,001
Halliburton Co.	239	8,448
Helmerich & Payne Inc. (e)	25	1,199
Hess Corp.	69	3,445
Kinder Morgan Inc.	504	13,942
Marathon Oil Corp.	190	2,932
Marathon Petroleum Corp.	153	7,073
Murphy Oil Corp. (e)	41	985
National Oilwell Varco Inc.	109	4,110
Newfield Exploration Co. (c)	40	1,320
Noble Energy Inc.	121	3,638
Occidental Petroleum Corp.	216	14,258
Oneok Inc.	63	2,017
Phillips 66	135	10,360
Pioneer Natural Resources Co.	42	5,110
Range Resources Corp. (e)	47	1,512
Schlumberger Ltd.	356	24,560
Southwestern Energy Co. (c)	94	1,188
Spectra Energy Corp.	189	4,961
Tesoro Corp.	36	3,453
Transocean Ltd. (e)	81	1,048
Valero Energy Corp.	140	8,394
Williams Cos. Inc.	189	6,977
		328,358
FINANCIALS - 16.0%
ACE Ltd.	92	9,483
Affiliated Managers Group Inc. (c)	15	2,640
AFLAC Inc.	122	7,088
Allstate Corp.	115	6,695
American Express Co.	239	17,727
American International Group Inc.	364	20,659
American Tower Corp.	119	10,450
Ameriprise Financial Inc.	51	5,566
Aon Plc - Class A	79	7,015
Apartment Investment & Management Co. - Class A	39	1,431
Assurant Inc.	18	1,396
AvalonBay Communities Inc.	37	6,497
Bank of America Corp.	2,944	45,873
Bank of New York Mellon Corp. (a)	311	12,169
BB&T Corp.	218	7,772
Berkshire Hathaway Inc. - Class B (c)	525	68,489
BlackRock Inc.	36	10,605
Boston Properties Inc.	43	5,110
Capital One Financial Corp.	153	11,124
CBRE Group Inc. - Class A (c)	81	2,576
Charles Schwab Corp.	336	9,582
Chubb Corp.	65	7,917
Cincinnati Financial Corp. (e)	44	2,374
Citigroup Inc.	845	41,939
CME Group Inc.	95	8,765
Comerica Inc.	53	2,184
Crown Castle International Corp.	95	7,478
Discover Financial Services	124	6,466
E*TRADE Financial Corp. (c)	87	2,280
Equity Residential	102	7,683
Essex Property Trust Inc. (e)	18	4,112
Fifth Third Bancorp (e)	228	4,311
Franklin Resources Inc.	110	4,091
General Growth Properties Inc.	164	4,270
Genworth Financial Inc. - Class A (c) (e)	120	553
Goldman Sachs Group Inc.	113	19,583
Hartford Financial Services Group Inc.	118	5,407
HCP Inc.	130	4,839
Host Hotels & Resorts Inc.	213	3,374
Hudson City Bancorp Inc.	111	1,129
Huntington Bancshares Inc. (e)	226	2,394
Intercontinental Exchange Inc.	31	7,380
Invesco Ltd.	121	3,787
Iron Mountain Inc.	58	1,786
JPMorgan Chase & Co.	1,040	63,429
KeyCorp	239	3,111

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Kimco Realty Corp.	122	2,972
Legg Mason Inc.	30	1,263
Leucadia National Corp. (e)	95	1,923
Lincoln National Corp.	71	3,383
Loews Corp.	84	3,029
M&T Bank Corp. (e)	37	4,564
Macerich Co. (e)	40	3,052
Marsh & McLennan Cos. Inc.	151	7,898
McGraw-Hill Financial Inc.	77	6,652
MetLife Inc.	313	14,762
Moody’s Corp.	50	4,915
Morgan Stanley	431	13,583
NASDAQ Inc.	36	1,918
Navient Corp.	100	1,122
Northern Trust Corp.	62	4,209
People’s United Financial Inc. (e)	74	1,161
Plum Creek Timber Co. Inc. (e)	53	2,089
PNC Financial Services Group Inc.	145	12,966
Principal Financial Group Inc.	77	3,654
Progressive Corp.	164	5,015
ProLogis Inc.	147	5,733
Prudential Financial Inc.	127	9,693
Public Storage	41	8,634
Realty Income Corp. (e)	66	3,108
Regions Financial Corp.	378	3,403
Simon Property Group Inc.	87	16,046
SL Green Realty Corp.	28	3,039
Starwood Hotels & Resorts Worldwide Inc.	48	3,202
State Street Corp. (e)	116	7,772
SunTrust Banks Inc.	145	5,551
T. Rowe Price Group Inc. (e)	74	5,136
Torchmark Corp. (e)	31	1,727
Travelers Cos. Inc.	87	8,703
U.S. Bancorp	466	19,091
Unum Group	69	2,225
Ventas Inc.	93	5,218
Vornado Realty Trust	49	4,457
Wells Fargo & Co.	1,314	67,450
Welltower Inc.	99	6,682
XL Group Plc	86	3,140
Zions Bancorp (e)	57	1,562
		782,291
HEALTH CARE - 14.7%
Abbott Laboratories	418	16,798
AbbVie Inc.	465	25,312
Aetna Inc.	98	10,725
Agilent Technologies Inc.	94	3,224
Alexion Pharmaceuticals Inc. (c)	63	9,830
Allergan Plc (c)	110	29,911
AmerisourceBergen Corp.	59	5,574
Amgen Inc.	213	29,490
Anthem Inc.	74	10,398
Baxalta Inc.	153	4,823
Baxter International Inc.	153	5,027
Becton Dickinson & Co.	59	7,803
Biogen Inc. (c)	66	19,256
Boston Scientific Corp. (c)	377	6,185
Bristol-Myers Squibb Co.	467	27,675
Cardinal Health Inc.	93	7,140
Celgene Corp. (c)	222	24,061
Cerner Corp. (c) (e)	86	5,165
CIGNA Corp.	72	9,758
CR Bard Inc.	21	3,895
DaVita HealthCare Partners Inc. (c)	48	3,504
Dentsply International Inc.	42	2,117
Edwards Lifesciences Corp. (c)	30	4,305
Eli Lilly & Co.	274	22,924
Endo International Plc (c)	57	3,954
Express Scripts Holding Co. (c) (e)	190	15,350
Gilead Sciences Inc.	412	40,458
HCA Holdings Inc. (c)	89	6,907
Henry Schein Inc. (c)	24	3,129
Humana Inc.	42	7,532
Intuitive Surgical Inc. (c)	10	4,764
Johnson & Johnson	777	72,565
Laboratory Corp. of America Holdings (c)	28	3,070
Mallinckrodt Plc (c)	33	2,089
McKesson Corp.	65	12,025
Medtronic Plc	397	26,589
Merck & Co. Inc.	792	39,123
Mylan NV (c)	116	4,660
Patterson Cos. Inc.	19	823
PerkinElmer Inc.	35	1,590
Perrigo Co. Plc	41	6,463
Pfizer Inc.	1,726	54,222
Quest Diagnostics Inc.	42	2,601
Regeneron Pharmaceuticals Inc. (c)	22	10,085
St. Jude Medical Inc.	79	4,970
Stryker Corp.	89	8,332
Tenet Healthcare Corp. (c) (e)	23	853
Thermo Fisher Scientific Inc.	112	13,660
UnitedHealth Group Inc.	267	30,967
Universal Health Services Inc. - Class B	26	3,206
Varian Medical Systems Inc. (c)	28	2,048
Vertex Pharmaceuticals Inc. (c)	68	7,129
Walgreens Boots Alliance Inc.	245	20,340
Waters Corp. (c)	23	2,758
Zimmer Biomet Holdings Inc.	48	4,509
Zoetis Inc. - Class A	129	5,318
		716,989
INDUSTRIALS - 9.7%
3M Co.	175	24,880
ADT Corp. (e)	41	1,232
Allegion Plc	29	1,682
American Airlines Group Inc.	189	7,331
AMETEK Inc. (e)	68	3,560
Boeing Co.	180	23,621
Caterpillar Inc. (e)	169	11,074
CH Robinson Worldwide Inc.	40	2,703
Cintas Corp.	25	2,155
CSX Corp.	278	7,467
Cummins Inc. (e)	47	5,120
Danaher Corp.	167	14,239
Deere & Co. (e)	88	6,488
Delta Air Lines Inc.	224	10,029
Dover Corp. (e)	44	2,516
Dun & Bradstreet Corp.	9	925
Eaton Corp. Plc	131	6,733
Emerson Electric Co.	188	8,291
Equifax Inc.	34	3,260
Expeditors International of Washington Inc.	53	2,503
Fastenal Co. (e)	77	2,808
FedEx Corp.	74	10,655
Flowserve Corp. (e)	37	1,526
Fluor Corp. (e)	37	1,559
General Dynamics Corp.	85	11,759
General Electric Co.	2,835	71,493
Honeywell International Inc.	219	20,763
Illinois Tool Works Inc.	93	7,620
Ingersoll-Rand Plc	75	3,785
Jacobs Engineering Group Inc. (c) (e)	31	1,170
JB Hunt Transport Services Inc.	26	1,844
Joy Global Inc. (e)	23	351
Kansas City Southern	31	2,795

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
L-3 Communications Holdings Inc.	23	2,362
Lockheed Martin Corp.	75	15,564
Masco Corp.	88	2,206
Norfolk Southern Corp.	86	6,546
Northrop Grumman Systems Corp.	53	8,739
PACCAR Inc.	100	5,205
Parker Hannifin Corp. (e)	39	3,799
Pentair Plc (e)	53	2,700
Pitney Bowes Inc. (e)	47	942
Precision Castparts Corp.	39	8,918
Quanta Services Inc. (c) (e)	53	1,278
Raytheon Co.	86	9,364
Republic Services Inc. - Class A	62	2,570
Robert Half International Inc.	41	2,076
Rockwell Automation Inc.	38	3,846
Rockwell Collins Inc. (e)	37	3,053
Roper Industries Inc. (e)	28	4,433
Ryder System Inc. (e)	12	892
Snap-On Inc.	17	2,601
Southwest Airlines Co.	188	7,144
Stanley Black & Decker Inc.	43	4,197
Stericycle Inc. (c) (e)	24	3,340
Textron Inc.	78	2,947
Tyco International Plc	119	3,966
Union Pacific Corp.	244	21,547
United Continental Holdings Inc. (c)	107	5,678
United Parcel Service Inc. - Class B	195	19,213
United Rentals Inc. (c) (e)	23	1,404
United Technologies Corp.	232	20,666
Waste Management Inc.	120	5,963
WW Grainger Inc. (e)	17	3,608
Xylem Inc.	55	1,814
		472,518
INFORMATION TECHNOLOGY - 20.0%
Accenture Plc - Class A	176	17,265
Activision Blizzard Inc. (e)	141	4,359
Adobe Systems Inc. (c)	139	11,460
Akamai Technologies Inc. (c)	50	3,475
Alliance Data Systems Corp. (c)	17	4,523
Altera Corp.	85	4,246
Amphenol Corp. - Class A	87	4,431
Analog Devices Inc.	88	4,976
Apple Inc.	1,602	176,676
Applied Materials Inc.	346	5,088
Autodesk Inc. (c)	64	2,833
Automatic Data Processing Inc. (e)	132	10,594
Avago Technologies Ltd.	73	9,122
Broadcom Corp. - Class A	153	7,858
CA Inc.	87	2,381
Cisco Systems Inc.	1,426	37,434
Citrix Systems Inc. (c)	45	3,132
Cognizant Technology Solutions Corp. - Class A (c)	171	10,732
Computer Sciences Corp.	41	2,508
Corning Inc.	344	5,897
eBay Inc. (c)	311	7,590
Electronic Arts Inc. (c)	87	5,923
EMC Corp.	545	13,168
Equinix Inc. (e)	16	4,382
F5 Networks Inc. (c)	20	2,312
Facebook Inc. - Class A (c)	632	56,813
Fidelity National Information Services Inc.	80	5,348
First Solar Inc. (c) (e)	16	699
Fiserv Inc. (c)	67	5,767
FLIR Systems Inc.	32	894
Google Inc. - Class A (c)	81	51,925
Google Inc. - Class C (c)	83	50,444
Harris Corp.	36	2,662
Hewlett-Packard Co.	507	12,983
Intel Corp.	1,330	40,092
International Business Machines Corp.	253	36,699
Intuit Inc.	77	6,877
Juniper Networks Inc.	104	2,673
KLA-Tencor Corp.	44	2,215
Lam Research Corp.	45	2,916
Linear Technology Corp.	71	2,849
MasterCard Inc. - Class A	280	25,212
Microchip Technology Inc. (e)	62	2,684
Micron Technology Inc. (c)	303	4,542
Microsoft Corp.	2,247	99,431
Motorola Solutions Inc.	45	3,050
NetApp Inc.	84	2,499
Nvidia Corp. (e)	144	3,552
Oracle Corp.	912	32,946
Paychex Inc.	92	4,384
PayPal Holdings Inc. (c)	310	9,634
Qorvo Inc. (c) (e)	44	2,004
QUALCOMM Inc.	442	23,725
Red Hat Inc. (c)	52	3,712
Salesforce.com Inc. (c)	171	11,882
SanDisk Corp. (e)	59	3,186
Seagate Technology (e)	85	3,804
Skyworks Solutions Inc. (e)	54	4,528
Symantec Corp.	192	3,733
TE Connectivity Ltd.	114	6,843
Teradata Corp. (c) (e)	37	1,069
Texas Instruments Inc.	288	14,278
Total System Services Inc.	47	2,142
VeriSign Inc. (c) (e)	25	1,787
Visa Inc. - Class A (e)	548	38,150
Western Digital Corp.	64	5,123
Western Union Co. (e)	144	2,640
Xerox Corp.	281	2,729
Xilinx Inc.	72	3,055
Yahoo! Inc. (c)	245	7,088
		973,633
MATERIALS - 2.8%
Air Products & Chemicals Inc.	54	6,929
Airgas Inc.	17	1,486
Alcoa Inc.	369	3,567
Avery Dennison Corp.	23	1,298
Ball Corp.	41	2,538
CF Industries Holdings Inc.	66	2,977
Dow Chemical Co.	324	13,736
E.I. du Pont de Nemours & Co.	254	12,246
Eastman Chemical Co.	42	2,719
Ecolab Inc.	75	8,260
FMC Corp.	41	1,383
Freeport-McMoran Inc. - Class B	290	2,807
International Flavors & Fragrances Inc. (e)	24	2,474
International Paper Co.	119	4,495
LyondellBasell Industries NV - Class A	105	8,734
Martin Marietta Materials Inc. (e)	18	2,662
Monsanto Co.	131	11,216
Mosaic Co.	94	2,932
Newmont Mining Corp.	157	2,519
Nucor Corp.	90	3,375
Owens-Illinois Inc. (c)	37	766
PPG Industries Inc.	76	6,699
Praxair Inc.	81	8,249
Sealed Air Corp.	59	2,779
Sherwin-Williams Co.	22	4,962
Sigma-Aldrich Corp.	34	4,669
Vulcan Materials Co.	37	3,335

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
WestRock Co.	73	3,776
Weyerhaeuser Co.	146	3,986
		137,574
TELECOMMUNICATION SERVICES - 2.4%
AT&T Inc.	1,723	56,119
CenturyLink Inc. (e)	159	3,987
Frontier Communications Corp. (e)	325	1,542
Level 3 Communications Inc. (c)	83	3,621
Verizon Communications Inc.	1,143	49,750
		115,019
UTILITIES - 3.1%
AES Corp.	203	1,990
AGL Resources Inc.	36	2,195
Ameren Corp.	71	3,021
American Electric Power Co. Inc.	138	7,828
CenterPoint Energy Inc.	128	2,312
CMS Energy Corp. (e)	82	2,881
Consolidated Edison Inc. (e)	82	5,507
Dominion Resources Inc.	167	11,725
DTE Energy Co.	51	4,059
Duke Energy Corp.	194	13,962
Edison International	92	5,779
Entergy Corp. (e)	51	3,295
Eversource Energy	89	4,527
Exelon Corp.	242	7,187
FirstEnergy Corp.	119	3,722
NextEra Energy Inc.	129	12,582
NiSource Inc.	77	1,429
NRG Energy Inc.	79	1,174
Pepco Holdings Inc.	60	1,465
PG&E Corp.	135	7,125
Pinnacle West Capital Corp.	27	1,760
PPL Corp.	188	6,179
Public Service Enterprise Group Inc.	142	5,997
SCANA Corp.	43	2,402
Sempra Energy	65	6,328
Southern Co.	255	11,398
TECO Energy Inc.	65	1,716
WEC Energy Group Inc.	89	4,634
Xcel Energy Inc.	143	5,051
		149,230
Total Common Stocks (cost $3,972,425)		4,750,614

SHORT TERM INVESTMENTS - 9.3%
Investment Company - 2.2%
JNL Money Market Fund, 0.10% (a) (h)	109,816	109,816
Securities Lending Collateral - 7.0%
Repurchase Agreement with MLP, 0.37% (Collateralized by various publicly traded domestic equities with a value of $126,500) acquired on 07/31/15, due 12/29/15 at $115,178 (q)	$115,000	115,000
Repurchase Agreement with MSC, 0.35% (Collateralized by various publicly traded domestic equities with a value of $61,222) acquired on 09/30/15, due 11/05/15 at $60,021 (q)	60,000	60,000
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	164,013	164,013
		339,013
Treasury Securities - 0.1%
U.S. Treasury Bill
0.04%, 12/10/15 (o)	$2,425	2,425
0.02%, 03/17/16 (o)	3,800	3,799
		6,224
Total Short Term Investments (cost $455,053)		455,053
Total Investments - 106.8% (cost $4,427,478)		5,205,667
Other Assets and Liabilities, Net - (6.8%)		(332,984)
Total Net Assets - 100.0%		$4,872,683

JNL/Mellon Capital S&P 400 MidCap Index Fund

COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 13.7%
Aaron’s Inc.	88	$3,180
Abercrombie & Fitch Co. - Class A (e)	94	1,982
AMC Networks Inc. - Class A (c) (e)	83	6,108
American Eagle Outfitters Inc. (e)	246	3,849
Apollo Education Group Inc. - Class A (c) (e)	138	1,524
Ascena Retail Group Inc. (c) (e)	236	3,278
Big Lots Inc. (e)	73	3,485
Brinker International Inc. (e)	84	4,418
Brunswick Corp.	128	6,125
Buffalo Wild Wings Inc. (c)	26	5,048
Cabela’s Inc. - Class A (c) (e)	68	3,114
Cable One Inc. (c)	6	2,575
Carter’s Inc.	72	6,565
Cheesecake Factory Inc.	61	3,304
Chico’s FAS Inc. (e)	191	3,010
Cinemark Holdings Inc.	145	4,720
Cracker Barrel Old Country Store Inc. (e)	33	4,847
CST Brands Inc.	106	3,564
Dana Holding Corp. (e)	224	3,560
Deckers Outdoor Corp. (c) (e)	45	2,635
DeVry Education Group Inc. (e)	80	2,164
Dick’s Sporting Goods Inc.	129	6,386
Domino’s Pizza Inc.	76	8,209
DreamWorks Animation SKG Inc. - Class A (c) (e)	98	1,713
Dunkin’ Brands Group Inc. (e)	131	6,409
Foot Locker Inc.	191	13,770
Gentex Corp.	406	6,292
Graham Holdings Co.	6	3,506
Guess? Inc. (e)	88	1,875
HSN Inc. (e)	44	2,523
International Speedway Corp. - Class A	39	1,252
J.C. Penney Co. Inc. (c) (e)	418	3,886
Jack in the Box Inc.	51	3,956
Jarden Corp. (c)	272	13,296
John Wiley & Sons Inc. - Class A	68	3,380
Kate Spade & Co. (c) (e)	176	3,358
KB Home (e)	122	1,655
Lamar Advertising Co. (e)	112	5,833
Live Nation Inc. (c)	200	4,815
LKQ Corp. (c)	419	11,880
MDC Holdings Inc. (e)	52	1,370
Meredith Corp.	51	2,193
New York Times Co. - Class A (e)	181	2,132
NVR Inc. (c) (e)	5	8,000
Office Depot Inc. (c)	677	4,344
Panera Bread Co. - Class A (c) (e)	34	6,487
Polaris Industries Inc. (e)	84	10,097
Rent-A-Center Inc. (e)	71	1,728
Service Corp. International (e)	275	7,457
Skechers U.S.A. Inc. - Class A (c)	59	7,847
Sotheby’s - Class A	83	2,668

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Tempur Sealy International Inc. (c) (e)	84	6,016
Thor Industries Inc.	62	3,188
Time Inc.	151	2,873
Toll Brothers Inc. (c)	221	7,571
TRI Pointe Homes Inc. (c)	198	2,596
Tupperware Brands Corp. (e)	67	3,333
Vista Outdoor Inc. (c)	87	3,883
Wendy’s Co.	318	2,755
Williams-Sonoma Inc.	116	8,830
		278,417
CONSUMER STAPLES - 4.2%
Avon Products Inc. (e)	599	1,948
Boston Beer Co. Inc. - Class A (c) (e)	13	2,794
Casey’s General Stores Inc.	53	5,504
Church & Dwight Co. Inc.	180	15,112
Dean Foods Co. (e)	131	2,162
Edgewell Personal Care Co.	86	7,004
Flowers Foods Inc. (e)	255	6,314
Hain Celestial Group Inc. (c) (e)	141	7,301
Ingredion Inc.	99	8,609
Lancaster Colony Corp.	26	2,552
Post Holdings Inc. (c)	84	4,957
SUPERVALU Inc. (c)	358	2,574
Tootsie Roll Industries Inc. (e)	25	771
TreeHouse Foods Inc. (c)	59	4,584
United Natural Foods Inc. (c) (e)	69	3,342
WhiteWave Foods Co. - Class A (c)	241	9,687
		85,215
ENERGY - 3.5%
Atwood Oceanics Inc. (e)	84	1,250
California Resources Corp.	419	1,088
Denbury Resources Inc. (e)	480	1,171
Dril-Quip Inc. (c)	53	3,063
Energen Corp.	109	5,427
Gulfport Energy Corp. (c)	148	4,400
Helix Energy Solutions Group Inc. (c)	135	645
HollyFrontier Corp.	259	12,658
Murphy USA Inc. (c)	55	3,041
Nabors Industries Ltd.	394	3,727
Noble Corp. Plc (e)	333	3,628
Oceaneering International Inc.	136	5,356
Oil States International Inc. (c) (e)	70	1,826
Patterson-UTI Energy Inc. (e)	200	2,622
QEP Resources Inc.	219	2,747
Rowan Cos. Plc - Class A	172	2,776
SM Energy Co. (e)	91	2,920
Superior Energy Services Inc.	203	2,566
Western Refining Inc.	96	4,251
World Fuel Services Corp.	98	3,494
WPX Energy Inc. (c) (e)	316	2,093
		70,749
FINANCIALS - 25.6%
Alexander & Baldwin Inc.	63	2,168
Alexandria Real Estate Equities Inc.	99	8,412
Alleghany Corp. (c)	22	10,268
American Campus Communities Inc.	154	5,588
American Financial Group Inc.	99	6,805
Arthur J Gallagher & Co.	239	9,867
Aspen Insurance Holdings Ltd.	85	3,935
Associated Bancorp (e)	210	3,766
BancorpSouth Inc.	118	2,810
Bank of Hawaii Corp. (e)	60	3,783
Bank of the Ozarks Inc.	107	4,665
BioMed Realty Trust Inc.	281	5,616
Brown & Brown Inc. (e)	159	4,914
Camden Property Trust	120	8,849
Care Capital Properties Inc.	112	3,679
Cathay General Bancorp	105	3,154
CBOE Holdings Inc.	114	7,624
City National Corp.	67	5,882
CNO Financial Group Inc.	264	4,967
Commerce Bancshares Inc. (e)	110	5,027
Communications Sales & Leasing Inc. (e)	165	2,953
Corporate Office Properties Trust (e)	130	2,740
Cullen/Frost Bankers Inc. (e)	76	4,805
Douglas Emmett Inc. (e)	188	5,408
Duke Realty Corp.	476	9,062
East West Bancorp Inc.	200	7,666
Eaton Vance Corp. (e)	163	5,443
Endurance Specialty Holdings Ltd. (e)	83	5,076
Energizer Holdings Inc.	86	3,313
Equity One Inc.	102	2,471
Everest Re Group Ltd.	61	10,510
Extra Space Storage Inc. (e)	170	13,094
Federal Realty Investment Trust	95	12,912
Federated Investors Inc. - Class B (e)	129	3,732
First American Financial Corp. (e)	150	5,847
First Horizon National Corp.	323	4,578
First Niagara Financial Group Inc.	484	4,943
FirstMerit Corp. (e)	224	3,961
Fulton Financial Corp.	242	2,927
Hancock Holding Co.	105	2,842
Hanover Insurance Group Inc.	61	4,745
HCC Insurance Holdings Inc.	132	10,212
Highwoods Properties Inc.	130	5,036
Home Properties Inc.	80	5,977
Hospitality Properties Trust	207	5,302
International Bancshares Corp.	78	1,943
Janus Capital Group Inc. (e)	204	2,771
Jones Lang LaSalle Inc. (e)	62	8,892
Kemper Corp. (e)	68	2,411
Kilroy Realty Corp.	126	8,224
LaSalle Hotel Properties	155	4,403
Liberty Property Trust	206	6,502
Mack-Cali Realty Corp.	122	2,299
Mercury General Corp.	50	2,537
Mid-America Apartment Communities Inc.	104	8,509
MSCI Inc. - Class A	136	8,088
National Retail Properties Inc.	185	6,708
New York Community Bancorp Inc. (e)	612	11,054
Old Republic International Corp.	331	5,179
Omega Healthcare Investors Inc.	222	7,798
PacWest Bancorp (e)	140	5,983
Potlatch Corp.	57	1,628
Primerica Inc. (e)	68	3,073
Prosperity Bancshares Inc.	90	4,410
Raymond James Financial Inc.	177	8,760
Rayonier Inc. (e)	172	3,788
Regency Centers Corp.	130	8,082
Reinsurance Group of America Inc. (e)	91	8,267
RenaissanceRe Holdings Ltd.	64	6,761
SEI Investments Co.	191	9,188
Senior Housing Properties Trust	325	5,264
Signature Bank (c)	70	9,643
SLM Corp. (c)	584	4,325
Sovran Self Storage Inc. (e)	49	4,574
StanCorp Financial Group Inc.	58	6,649
Stifel Financial Corp. (c)	95	4,002
SVB Financial Group (c)	71	8,163
Synovus Financial Corp.	184	5,443
Tanger Factory Outlet Centers Inc.	132	4,344
Taubman Centers Inc.	84	5,776
TCF Financial Corp.	232	3,523

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Trustmark Corp.	94	2,170
UDR Inc.	357	12,309
Umpqua Holdings Corp. (e)	303	4,936
Urban Edge Properties	127	2,747
Valley National Bancorp	319	3,134
Waddell & Reed Financial Inc. - Class A	114	3,962
Washington Federal Inc.	128	2,909
Webster Financial Corp.	126	4,488
Weingarten Realty Investors	158	5,218
WisdomTree Investments Inc. (e)	155	2,498
WP Glimcher Inc.	255	2,972
WR Berkley Corp.	136	7,369
		521,010
HEALTH CARE - 9.0%
Akorn Inc. (c)	110	3,129
Align Technology Inc. (c)	100	5,697
Allscripts-Misys Healthcare Solutions Inc. (c)	258	3,194
Bio-Rad Laboratories Inc. - Class A (c)	28	3,758
Bio-Techne Corp.	51	4,716
Catalent Inc. (c)	135	3,278
Centene Corp. (c) (e)	164	8,887
Charles River Laboratories International Inc. (c) (e)	64	4,067
Community Health Systems Inc. (c)	163	6,959
Cooper Cos. Inc. (e)	67	9,964
Halyard Health Inc. (c)	65	1,839
Health Net Inc. (c)	106	6,410
Hill-Rom Holdings Inc.	77	3,982
Hologic Inc. (c)	337	13,172
Idexx Laboratories Inc. (c)	126	9,383
Lifepoint Health Inc. (c)	61	4,317
MEDNAX Inc. (c)	129	9,895
Mettler-Toledo International Inc. (c)	38	10,826
Molina Healthcare Inc. (c) (e)	55	3,808
Owens & Minor Inc. (e)	85	2,720
PAREXEL International Corp. (c)	76	4,688
ResMed Inc.	194	9,893
Sirona Dental Systems Inc. (c)	77	7,157
STERIS Corp. (e)	82	5,326
Teleflex Inc. (e)	57	7,117
Thoratec Corp. (c)	75	4,742
United Therapeutics Corp. (c) (e)	63	8,206
VCI Inc. (c)	111	5,867
WellCare Health Plans Inc. (c)	61	5,239
West Pharmaceutical Services Inc.	99	5,380
		183,616
INDUSTRIALS - 15.0%
Acuity Brands Inc.	60	10,503
AECOM Technology Corp. (c) (e)	208	5,715
AGCO Corp. (e)	103	4,810
Alaska Air Group Inc. (e)	175	13,895
AO Smith Corp.	103	6,742
B/E Aerospace Inc.	146	6,430
Belden Inc.	57	2,684
Carlisle Cos. Inc.	90	7,872
CEB Inc.	46	3,149
CLARCOR Inc.	69	3,266
Clean Harbors Inc. (c) (e)	73	3,228
Con-Way Inc.	79	3,770
Copart Inc. (c)	150	4,950
Corrections Corp. of America	161	4,748
Crane Co.	67	3,128
Deluxe Corp.	68	3,798
Donaldson Co. Inc. (e)	175	4,903
Esterline Technologies Corp. (c)	42	3,047
Fortune Brands Home & Security Inc.	220	10,425
FTI Consulting Inc. (c)	56	2,329
GATX Corp. (e)	60	2,649
Genesee & Wyoming Inc. - Class A (c) (e)	73	4,308
Graco Inc. (e)	79	5,317
Granite Construction Inc.	54	1,592
Herman Miller Inc. (e)	80	2,320
HNI Corp.	60	2,576
Hubbell Inc. - Class B	70	5,918
Huntington Ingalls Industries Inc.	66	7,042
IDEX Corp.	107	7,662
ITT Corp.	121	4,036
JetBlue Airways Corp. (c)	427	11,017
KBR Inc.	199	3,308
Kennametal Inc. (e)	107	2,664
Kirby Corp. (c) (e)	75	4,662
KLX Inc. (c)	71	2,544
Landstar System Inc.	61	3,871
Lennox International Inc.	55	6,243
Lincoln Electric Holdings Inc.	94	4,915
Manpower Inc.	106	8,642
MSA Safety Inc.	44	1,751
MSC Industrial Direct Co. - Class A (e)	67	4,059
Nordson Corp.	78	4,894
NOW Inc. (c) (e)	149	2,199
Old Dominion Freight Line Inc. (c)	96	5,845
Orbital ATK Inc.	82	5,896
Oshkosh Corp. (e)	106	3,845
Regal-Beloit Corp.	61	3,421
Rollins Inc.	131	3,529
RR Donnelley & Sons Co. (e)	282	4,109
Teledyne Technologies Inc. (c)	49	4,411
Terex Corp.	145	2,598
Timken Co.	100	2,750
Toro Co.	72	5,055
Towers Watson & Co. - Class A	95	11,207
Trinity Industries Inc.	214	4,851
Triumph Group Inc.	68	2,855
Valmont Industries Inc. (e)	32	3,013
Wabtec Corp. (e)	133	11,715
Waste Connections Inc.	171	8,297
Watsco Inc.	35	4,190
Werner Enterprises Inc. (e)	61	1,529
Woodward Governor Co. (e)	79	3,197
		305,894
INFORMATION TECHNOLOGY - 15.7%
3D Systems Corp. (c) (e)	146	1,689
ACI Worldwide Inc. (c)	158	3,332
Acxiom Corp. (c)	108	2,142
Advanced Micro Devices Inc. (c) (e)	841	1,446
Ansys Inc. (c)	124	10,902
Arris Group Inc. (c) (e)	182	4,736
Arrow Electronics Inc. (c)	130	7,171
Atmel Corp.	573	4,627
Avnet Inc.	185	7,879
Broadridge Financial Solutions Inc.	162	8,989
Cadence Design Systems Inc. (c)	403	8,343
CDK Global Inc.	221	10,549
Ciena Corp. (c)	164	3,391
Cognex Corp.	118	4,050
CommVault Systems Inc. (c)	57	1,941
Convergys Corp.	133	3,082
CoreLogic Inc. (c)	124	4,609
Cree Inc. (c) (e)	140	3,402
Cypress Semiconductor Corp.	459	3,914
Diebold Inc.	89	2,660
DST Systems Inc. (e)	46	4,812
FactSet Research Systems Inc.	57	9,056

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Fair Isaac Corp.	43	3,606
Fairchild Semiconductor International Inc. (c)	157	2,209
FEI Co.	57	4,173
Fortinet Inc. (c)	199	8,473
Gartner Inc. - Class A (c)	114	9,606
Global Payments Inc.	89	10,259
Ingram Micro Inc. - Class A (e)	216	5,877
Integrated Device Technology Inc. (c)	203	4,117
InterDigital Inc.	49	2,457
Intersil Corp. - Class A	178	2,081
IPG Photonics Corp. (c) (e)	50	3,789
Jabil Circuit Inc.	266	5,950
Jack Henry & Associates Inc.	111	7,741
Keysight Technologies Inc. (c)	234	7,202
Knowles Corp. (c) (e)	119	2,194
Leidos Holdings Inc.	88	3,628
Lexmark International Inc. - Class A (e)	83	2,393
Manhattan Associates Inc. (c)	102	6,347
MAXIMUS Inc.	91	5,421
Mentor Graphics Corp.	134	3,289
National Instruments Corp. (e)	137	3,804
NCR Corp. (c)	217	4,943
NetScout Systems Inc. (c)	138	4,871
NeuStar Inc. - Class A (c) (e)	76	2,075
Plantronics Inc.	48	2,416
Polycom Inc. (c)	181	1,902
PTC Inc. (c)	158	5,008
Rackspace Hosting Inc. (c) (e)	164	4,046
Rovi Corp. (c)	118	1,233
Science Applications International Corp.	57	2,302
Silicon Laboratories Inc. (c) (e)	54	2,224
SolarWinds Inc. (c)	91	3,566
Solera Holdings Inc.	91	4,905
SunEdison Inc. (c) (e)	431	3,092
Synaptics Inc. (c) (e)	51	4,179
Synopsys Inc. (c)	214	9,872
Tech Data Corp. (c) (e)	50	3,413
Teradyne Inc.	294	5,300
Trimble Navigation Ltd. (c)	358	5,878
Tyler Technologies Inc. (c)	46	6,940
Ultimate Software Group Inc. (c) (e)	39	7,063
VeriFone Systems Inc. (c)	157	4,352
Vishay Intertechnology Inc. (e)	189	1,830
WEX Inc. (c)	53	4,638
Zebra Technologies Corp. - Class A (c)	71	5,467
		318,853
MATERIALS - 6.5%
Albemarle Corp.	155	6,829
Allegheny Technologies Inc. (e)	151	2,134
AptarGroup Inc.	86	5,702
Ashland Inc.	92	9,293
Bemis Co. Inc.	135	5,327
Cabot Corp.	86	2,723
Carpenter Technology Corp. (e)	69	2,040
Chemours Co.	251	1,623
Commercial Metals Co. (e)	160	2,173
Compass Minerals International Inc. (e)	46	3,566
Cytec Industries Inc.	98	7,271
Domtar Corp. (e)	86	3,088
Eagle Materials Inc.	69	4,745
Greif Inc. - Class A (e)	36	1,138
Louisiana-Pacific Corp. (c)	196	2,794
Minerals Technologies Inc.	48	2,318
NewMarket Corp. (e)	14	5,101
Olin Corp. (e)	108	1,809
Packaging Corp. of America	134	8,077
PolyOne Corp.	121	3,537
Reliance Steel & Aluminum Co.	101	5,452
Royal Gold Inc.	88	4,140
RPM International Inc. (e)	184	7,696
Scotts Miracle-Gro Co. - Class A	62	3,777
Sensient Technologies Corp.	64	3,931
Silgan Holdings Inc. (e)	56	2,892
Sonoco Products Co.	139	5,261
Steel Dynamics Inc.	334	5,733
United States Steel Corp. (e)	199	2,077
Valspar Corp. (e)	102	7,299
Worthington Industries Inc.	67	1,774
		131,320
TELECOMMUNICATION SERVICES - 0.2%
Telephone & Data Systems Inc.	133	3,311

UTILITIES - 4.9%
Alliant Energy Corp.	156	9,109
Aqua America Inc.	244	6,471
Atmos Energy Corp.	139	8,108
Black Hills Corp. (e)	62	2,567
Cleco Corp.	82	4,359
Great Plains Energy Inc. (e)	212	5,731
Hawaiian Electric Industries Inc.	148	4,236
IDACORP Inc.	69	4,443
MDU Resources Group Inc.	268	4,601
National Fuel Gas Co.	117	5,828
OGE Energy Corp. (e)	275	7,532
ONE Gas Inc.	71	3,215
PNM Resources Inc.	110	3,077
Questar Corp.	241	4,685
Talen Energy Corp. (c)	89	898
UGI Corp.	238	8,282
Vectren Corp.	112	4,694
Westar Energy Inc.	195	7,493
WGL Holdings Inc.	68	3,921
		99,250
Total Common Stocks (cost $1,800,708)		1,997,635

SHORT TERM INVESTMENTS - 13.0%
Investment Company - 1.6%
JNL Money Market Fund, 0.10% (a) (h)	32,014	32,014
Securities Lending Collateral - 11.3%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	230,446	230,446
Treasury Securities - 0.1%
U.S. Treasury Bill
0.04%, 12/10/15 (o)	$1,845	1,845
0.02%, 03/17/16 (o)	30	30
		1,875
Total Short Term Investments (cost $264,335)		264,335
Total Investments - 111.3% (cost $2,065,043)		2,261,970
Other Assets and Liabilities, Net - (11.3%)		(228,910)
Total Net Assets - 100.0%		$2,033,060

JNL/Mellon Capital Small Cap Index Fund

COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 14.3%
American Public Education Inc. (c)	44	$1,031
Arctic Cat Inc.	34	764
Barnes & Noble Education Inc. (c)	103	1,314
Barnes & Noble Inc.	164	1,981
Big 5 Sporting Goods Corp.	49	513

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Biglari Holdings Inc. (c)	3	1,025
BJ’s Restaurants Inc. (c)	56	2,395
Blue Nile Inc. (c)	31	1,024
Bob Evans Farms Inc.	59	2,571
Boyd Gaming Corp. (c)	212	3,453
Buckle Inc. (e)	75	2,760
Caleres Inc.	116	3,541
Callaway Golf Co.	208	1,740
Capella Education Co.	29	1,443
Career Education Corp. (c)	180	678
Cato Corp. - Class A	70	2,375
Childrens Place Retail Stores Inc.	54	3,107
Core-Mark Holding Co. Inc.	61	4,001
Crocs Inc. (c) (e)	198	2,560
DineEquity Inc.	45	4,129
Dorman Products Inc. (c)	82	4,180
Drew Industries Inc.	64	3,497
Ethan Allen Interiors Inc.	69	1,830
EW Scripps Co. - Class A	142	2,509
Express Inc. (c)	196	3,495
Finish Line Inc. - Class A (e)	119	2,297
Francesca’s Holdings Corp. (c)	112	1,373
Fred’s Inc. - Class A	93	1,098
FTD Cos. Inc. (c)	49	1,450
G-III Apparel Group Ltd. (c)	106	6,508
Gannett Co. Inc.	304	4,477
Genesco Inc. (c)	64	3,639
Gentherm Inc. (c)	96	4,295
Group 1 Automotive Inc.	61	5,174
Harte-Hanks Inc.	126	445
Haverty Furniture Cos. Inc.	55	1,284
Helen of Troy Ltd. (c) (e)	76	6,778
Hibbett Sports Inc. (c) (e)	65	2,286
Iconix Brand Group Inc. (c) (e)	128	1,730
Interval Leisure Group Inc.	104	1,903
iRobot Corp. (c)	79	2,308
Kirkland’s Inc.	42	899
La-Z-Boy Inc.	134	3,562
Lithia Motors Inc. - Class A	63	6,805
Lumber Liquidators Holdings Inc. (c) (e)	72	944
M/I Homes Inc. (c)	65	1,535
Marcus Corp.	50	968
MarineMax Inc. (c)	68	958
Marriott Vacations Worldwide Corp.	73	4,949
Men’s Wearhouse Inc.	128	5,449
Meritage Homes Corp. (c)	98	3,573
Monarch Casino & Resort Inc. (c)	28	509
Monro Muffler Brake Inc.	85	5,724
Movado Group Inc.	44	1,134
NutriSystem Inc.	77	2,044
Outerwall Inc. (e)	48	2,737
Oxford Industries Inc.	39	2,860
Papa John’s International Inc.	77	5,303
Pep Boys-Manny Moe & Jack (c)	143	1,741
Perry Ellis International Inc. (c)	31	682
PetMed Express Inc. (e)	54	868
Pinnacle Entertainment Inc. (c)	161	5,448
Pool Corp.	114	8,233
Popeyes Louisiana Kitchen Inc. (c) (e)	61	3,423
Red Robin Gourmet Burgers Inc. (c)	38	2,847
Regis Corp. (c)	112	1,473
Ruby Tuesday Inc. (c)	164	1,021
Ruth’s Hospitality Group Inc.	93	1,517
Ryland Group Inc.	124	5,073
Scholastic Corp.	69	2,669
Scientific Games Corp. - Class A (c) (e)	132	1,384
Select Comfort Corp. (c)	136	2,984
Sizmek Inc. (c)	53	315
Sonic Automotive Inc. - Class A	87	1,781
Sonic Corp.	138	3,160
Stage Stores Inc. (e)	85	834
Standard Motor Products Inc.	53	1,837
Standard-Pacific Corp. (c)	388	3,107
Stein Mart Inc.	78	751
Steven Madden Ltd. (c)	151	5,521
Strayer Education Inc. (c)	29	1,607
Sturm Ruger & Co. Inc. (e)	50	2,911
Superior Industries International Inc.	50	927
Texas Roadhouse Inc. - Class A	167	6,224
TopBuild Corp. (c)	101	3,131
Tuesday Morning Corp. (c)	117	632
Unifi Inc. (c)	40	1,184
Universal Electronics Inc. (c)	40	1,693
Universal Technical Institute Inc.	56	196
Vitamin Shoppe Inc. (c) (e)	78	2,552
VOXX International Corp. - Class A (c)	50	375
West Marine Inc. (c)	5	47
Winnebago Industries Inc. (e)	71	1,368
Wolverine World Wide Inc.	273	5,917
Zumiez Inc. (c) (e)	53	829
		241,176
CONSUMER STAPLES - 2.8%
Andersons Inc.	70	2,379
B&G Foods Inc.	154	5,605
Cal-Maine Foods Inc. (e)	82	4,493
Calavo Growers Inc.	39	1,750
Central Garden & Pet Co. (c)	26	404
Central Garden & Pet Co. - Class A (c)	87	1,397
Darling Ingredients Inc. (c)	438	4,925
Diamond Foods Inc. (c)	70	2,164
Inter Parfums Inc.	45	1,122
J&J Snack Foods Corp.	39	4,453
Medifast Inc. (c)	25	677
Sanderson Farms Inc. (e)	52	3,589
Seneca Foods Corp. - Class A (c)	16	423
Snyders-Lance Inc.	139	4,678
SpartanNash Co.	99	2,572
Universal Corp. (e)	60	2,980
Vector Group Ltd. (e)	4	90
WD-40 Co.	36	3,184
		46,885
ENERGY - 2.3%
Approach Resources Inc. (c) (e)	98	183
Basic Energy Services Inc. (c) (e)	104	343
Bill Barrett Corp. (c)	133	437
Bonanza Creek Energy Inc. (c) (e)	108	441
Bristow Group Inc.	93	2,423
CARBO Ceramics Inc. (e)	52	986
Carrizo Oil & Gas Inc. (c)	128	3,916
Cloud Peak Energy Inc. (c) (e)	162	426
Contango Oil & Gas Co. (c)	46	352
Era Group Inc. (c)	51	768
Exterran Holdings Inc.	184	3,315
Geospace Technologies Corp. (c) (e)	35	482
Green Plains Inc.	95	1,848
Gulf Island Fabrication Inc.	35	372
Gulfmark Offshore Inc. - Class A (e)	68	416
Hornbeck Offshore Services Inc. (c) (e)	85	1,144
ION Geophysical Corp. (c) (e)	146	57
Matrix Service Co. (c)	71	1,593
Newpark Resources Inc. (c)	223	1,143
Northern Oil and Gas Inc. (c) (e)	136	600
PDC Energy Inc. (c)	106	5,638
Penn Virginia Corp. (c) (e)	69	37

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Pioneer Energy Services Corp. (c)	171	359
Rex Energy Corp. (c)	127	263
Rex Stores Corp. (c) (e)	15	779
SEACOR Holdings Inc. (c)	44	2,614
Stone Energy Corp. (c)	152	753
Synergy Resources Corp. (c) (e)	254	2,485
Tesco Corp.	103	738
Tetra Technologies Inc. (c)	213	1,257
Tidewater Inc.	125	1,637
Unit Corp. (c)	134	1,506
		39,311
FINANCIALS - 24.1%
Acadia Realty Trust	172	5,162
Agree Realty Corp.	46	1,367
American Assets Trust Inc.	104	4,233
American Equity Investment Life Holding Co.	216	5,029
Amerisafe Inc.	50	2,507
Arrow Financial Corp.	—	6
Astoria Financial Corp.	241	3,873
Bank Mutual Corp.	113	870
Banner Corp.	44	2,125
BBCN Bancorp Inc.	211	3,169
BofI Holding Inc. (c)	38	4,864
Boston Private Financial Holdings Inc.	222	2,593
Brookline Bancorp Inc.	186	1,886
Calamos Asset Management Inc. - Class A	46	434
Capstead Mortgage Corp. (e)	254	2,513
Cardinal Financial Corp.	85	1,966
CareTrust REIT Inc.	127	1,447
Cash America International Inc. (e)	71	1,973
Cedar Shopping Centers Inc.	198	1,233
Central Pacific Financial Corp.	83	1,741
Chesapeake Lodging Trust	158	4,123
City Holdings Co.	41	2,003
Columbia Banking System Inc.	153	4,779
Community Bank System Inc. (e)	109	4,039
ConnectOne Bancorp Inc.	—	—
Coresite Realty Corp.	70	3,618
Cousins Properties Inc.	546	5,035
Crawford & Co. - Class B	16	90
CVB Financial Corp.	262	4,381
DiamondRock Hospitality Co.	532	5,883
Dime Community Bancshares Inc.	81	1,367
EastGroup Properties Inc.	85	4,606
Education Realty Trust Inc.	128	4,227
eHealth Inc. (c)	44	565
Employer Holdings Inc.	85	1,894
Encore Capital Group Inc. (c) (e)	62	2,304
Enova International Inc. (c)	71	725
EPR Properties	153	7,905
Evercore Partners Inc. - Class A	91	4,593
EZCorp Inc. - Class A (c) (e)	137	848
Financial Engines Inc. (e)	137	4,046
First Bancorp Inc. (c)	307	1,094
First Cash Financial Services Inc. (c)	74	2,975
First Commonwealth Financial Corp.	212	1,929
First Financial Bancorp	164	3,123
First Financial Bankshares Inc.	170	5,409
First Midwest Bancorp Inc.	207	3,627
First NBC Bank Holding Co. (c)	42	1,467
FNB Corp.	465	6,020
Forestar Group Inc. (c)	89	1,172
Franklin Street Properties Corp. (e)	236	2,542
Geo Group Inc.	198	5,889
Getty Realty Corp. (e)	69	1,093
Glacier Bancorp Inc.	200	5,287
Global Indemnity Plc (c)	3	84
Government Properties Income Trust (e)	189	3,016
Green Dot Corp. - Class A (c)	124	2,187
Greenhill & Co. Inc.	72	2,060
Hanmi Financial Corp.	85	2,137
HCI Group Inc.	24	928
Healthcare Realty Trust Inc. (e)	266	6,618
HFF Inc. - Class A	91	3,084
Home Bancshares Inc.	156	6,332
Horace Mann Educators Corp.	109	3,627
Horizon BanCorp	2	53
Independence Realty Trust Inc. (e)	—	—
Independent Bank Corp.	70	3,204
Infinity Property & Casualty Corp.	30	2,432
Inland Real Estate Corp.	240	1,943
Interactive Brokers Group Inc.	152	5,986
Investment Technology Group Inc.	90	1,202
Kite Realty Group Trust	221	5,262
LegacyTexas Financial Group Inc.	116	3,542
LendingTree Inc. (c) (e)	18	1,649
Lexington Realty Trust (e)	564	4,569
LTC Properties Inc.	94	4,026
MarketAxess Holdings Inc.	99	9,188
MB Financial Inc.	186	6,055
Medical Properties Trust Inc.	620	6,859
MidWestOne Financial Group Inc.	3	76
National Penn Bancshares Inc.	372	4,369
Navigators Group Inc. (c)	29	2,263
NBT Bancorp Inc.	97	2,601
Northfield Bancorp Inc.	121	1,847
Northwest Bancshares Inc.	270	3,504
OFG Bancorp (e)	116	1,016
Old National Bancorp	306	4,256
Oritani Financial Corp.	99	1,551
Parkway Properties Inc.	216	3,361
Pennsylvania REIT (e)	183	3,638
Pinnacle Financial Partners Inc.	90	4,429
Piper Jaffray Cos. (c)	40	1,448
Post Properties Inc.	144	8,409
PRA Group Inc. (c) (e)	128	6,784
PrivateBancorp Inc.	209	8,009
ProAssurance Corp.	142	6,958
Provident Financial Services Inc.	156	3,041
PS Business Parks Inc.	52	4,089
Retail Opportunity Investments Corp.	262	4,332
RLI Corp.	100	5,343
S&T Bancorp Inc.	89	2,893
Sabra Healthcare REIT Inc.	173	4,004
Safety Insurance Group Inc.	37	2,016
Saul Centers Inc.	30	1,570
Selective Insurance Group Inc.	151	4,704
Sierra Bancorp	4	65
Simmons First National Corp. - Class A	75	3,577
Southside Bancshares Inc.	63	1,724
Sterling Bancorp	317	4,707
Stewart Information Services Corp.	56	2,286
Summit Hotel Properties Inc.	230	2,680
Talmer Bancorp Inc.	166	2,770
Texas Capital Bancshares Inc. (c)	122	6,370
Tiptree Financial Inc. - Class A	6	36
Tompkins Financial Corp.	33	1,735
TrustCo Bank Corp.	252	1,474
UMB Financial Corp.	111	5,647
UMH Properties Inc.	4	33
United Bankshares Inc. (e)	172	6,518
United Community Banks Inc.	154	3,147
United Fire Group Inc.	56	1,957
United Insurance Holdings Corp. (e)	47	623
Universal Health Realty Income Trust	32	1,525

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Universal Insurance Holdings Inc.	86	2,547
Urstadt Biddle Properties Inc. - Class A	62	1,161
Virtus Investment Partners Inc.	18	1,834
Walker & Dunlop Inc. (c)	71	1,856
Westamerica Bancorp (e)	68	3,012
Wilshire Bancorp Inc.	187	1,970
Wintrust Financial Corp.	128	6,834
World Acceptance Corp. (c) (e)	23	607
		406,898
HEALTH CARE - 12.9%
Abaxis Inc. (e)	57	2,492
Abiomed Inc. (c)	103	9,521
Aceto Corp.	77	2,120
Acorda Therapeutics Inc. (c)	114	3,013
Affymetrix Inc. (c)	212	1,808
Air Methods Corp. (c)	95	3,234
Albany Molecular Research Inc. (c)	71	1,245
Almost Family Inc. (c)	22	876
Amedisys Inc. (c)	75	2,848
AMN Healthcare Services Inc. (c)	126	3,793
Amsurg Corp. (c)	128	9,984
Analogic Corp.	33	2,707
AngioDynamics Inc. (c)	70	921
ANI Pharmaceuticals Inc. (c) (e)	20	792
Anika Therapeutics Inc. (c)	39	1,235
Cambrex Corp. (c)	83	3,301
Cantel Medical Corp.	95	5,372
Chemed Corp.	45	5,989
Computer Programs & Systems Inc. (e)	28	1,175
Conmed Corp.	68	3,262
Corvel Corp. (c)	27	887
Cross Country Healthcare Inc. (c)	86	1,164
CryoLife Inc.	67	652
Cyberonics Inc. (c)	69	4,191
Cynosure Inc. - Class A (c)	60	1,809
DepoMed Inc. (c)	160	3,015
Emergent BioSolutions Inc. (c)	80	2,287
Enanta Pharmaceuticals Inc. (c)	35	1,256
Ensign Group Inc.	63	2,688
ExamWorks Group Inc. (c) (e)	105	3,061
Greatbatch Inc. (c) (e)	68	3,824
Haemonetics Corp. (c)	135	4,362
Hanger Orthopedic Group Inc. (c)	94	1,279
HealthEquity Inc. (c)	92	2,712
HealthStream Inc. (c)	65	1,409
Healthways Inc. (c)	83	920
HMS Holdings Corp. (c)	235	2,060
ICU Medical Inc. (c)	38	4,138
Impax Laboratories Inc. (c)	180	6,348
Inogen Inc. (c) (e)	37	1,819
Integra LifeSciences Holdings Corp. (c)	75	4,490
Invacare Corp.	79	1,146
IPC Healthcare Inc. (c)	46	3,588
Kindred Healthcare Inc.	222	3,503
Landauer Inc.	25	940
Lannett Co. Inc. (c) (e)	74	3,052
LHC Group Inc. (c)	34	1,536
Ligand Pharmaceuticals Inc. (c) (e)	48	4,104
Luminex Corp. (c)	102	1,719
Magellan Health Services Inc. (c)	72	3,971
Masimo Corp. (c)	122	4,692
MedAssets Inc. (c)	159	3,192
Medicines Co. (c) (e)	177	6,721
Medidata Solutions Inc. (c)	147	6,176
Meridian Bioscience Inc.	111	1,892
Merit Medical Systems Inc. (c)	117	2,800
MiMedx Group Inc. (c) (e)	263	2,537
Momenta Pharmaceuticals Inc. (c)	166	2,725
Natus Medical Inc. (c)	88	3,462
Nektar Therapeutics (c) (e)	351	3,848
Neogen Corp. (c)	99	4,446
NuVasive Inc. (c)	130	6,259
Omnicell Inc. (c)	95	2,962
PharMerica Corp. (c)	81	2,298
Prestige Brands Holdings Inc. (c)	140	6,315
Providence Services Corp. (c)	35	1,522
Quality Systems Inc.	117	1,458
Repligen Corp. (c)	87	2,431
Sagent Pharmaceuticals Inc. (c)	63	970
Select Medical Holdings Corp.	279	3,007
Spectrum Pharmaceuticals Inc. (c)	157	940
Supernus Pharmaceuticals Inc. (c)	90	1,262
SurModics Inc. (c)	34	749
Vascular Solutions Inc. (c)	46	1,489
		217,771
INDUSTRIALS - 15.8%
AAON Inc.	108	2,091
AAR Corp.	88	1,673
ABM Industries Inc.	149	4,069
Actuant Corp. - Class A (e)	158	2,901
Aegion Corp. (c)	96	1,584
Aerojet Rocketdyne Holdings Inc. (c)	167	2,708
AeroVironment Inc. (c) (e)	55	1,101
Albany International Corp. - Class A	76	2,185
Allegiant Travel Co.	35	7,596
American Science & Engineering Inc.	19	674
American Woodmark Corp. (c)	36	2,349
Apogee Enterprises Inc. (e)	78	3,462
Applied Industrial Technologies Inc.	105	4,015
ArcBest Corp.	65	1,667
Astec Industries Inc.	50	1,675
Atlas Air Worldwide Holdings Inc. (c)	66	2,296
AZZ Inc.	68	3,328
Barnes Group Inc.	136	4,917
Brady Corp. - Class A	127	2,491
Briggs & Stratton Corp.	117	2,253
Brink’s Co. (e)	130	3,499
CDI Corp.	39	331
Celadon Group Inc.	72	1,155
Chart Industries Inc. (c)	81	1,556
CIRCOR International Inc.	44	1,753
Comfort Systems USA Inc.	100	2,715
Cubic Corp.	58	2,422
Curtiss-Wright Corp.	120	7,509
DXP Enterprises Inc. (c)	33	907
Dycom Industries Inc. (c) (e)	90	6,541
Echo Global Logistics Inc. (c)	68	1,335
EMCOR Group Inc.	167	7,370
Encore Wire Corp.	55	1,798
EnerSys Inc.	123	6,589
EnPro Industries Inc.	58	2,281
ESCO Technologies Inc.	67	2,412
Essendant Inc.	101	3,269
Exponent Inc.	69	3,063
Federal Signal Corp.	149	2,039
Forward Air Corp.	82	3,415
Franklin Electric Co. Inc.	105	2,856
G&K Services Inc. - Class A	53	3,527
General Cable Corp. (e)	130	1,544
Gibraltar Industries Inc. (c)	78	1,433
Griffon Corp.	104	1,646
Harsco Corp.	212	1,927
Hawaiian Holdings Inc. (c)	130	3,196
Healthcare Services Group Inc. (e)	191	6,426

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Heartland Express Inc. (e)	165	3,297
Heidrick & Struggles International Inc.	46	891
Hillenbrand Inc.	167	4,342
HUB Group Inc. - Class A (c)	95	3,473
Insperity Inc.	50	2,194
Interface Inc.	175	3,919
John Bean Technologies Corp.	77	2,962
Kaman Corp. - Class A	72	2,584
Kelly Services Inc. - Class A	72	1,016
Knight Transportation Inc. (e)	164	3,934
Korn/Ferry International	137	4,522
Lindsay Corp. (e)	30	2,058
Lydall Inc. (c)	45	1,285
Marten Transport Ltd.	63	1,023
Matson Inc.	115	4,443
Matthews International Corp. - Class A	87	4,281
Mobile Mini Inc. (e)	120	3,708
Moog Inc. - Class A (c)	90	4,864
Mueller Industries Inc.	151	4,471
MYR Group Inc. (c)	56	1,462
National Presto Industries Inc. (e)	13	1,084
Navigant Consulting Inc. (c)	123	1,951
On Assignment Inc. (c)	126	4,638
Orion Marine Group Inc. (c)	72	432
PGT Inc. (c)	129	1,582
Powell Industries Inc.	24	721
Quanex Building Products Corp.	90	1,632
Republic Airways Holdings Inc. (c)	135	780
Resources Connection Inc.	99	1,494
Roadrunner Transportation Systems Inc. (c)	80	1,475
Saia Inc. (c)	66	2,049
Simpson Manufacturing Co. Inc.	111	3,709
SkyWest Inc.	134	2,239
SPX Corp.	109	1,294
SPX Flow Technology USA Inc. (c)	109	3,739
Standex International Corp.	32	2,413
Taser International Inc. (c) (e)	143	3,147
Tennant Co.	48	2,719
Tetra Tech Inc.	160	3,882
Titan International Inc.	116	764
TrueBlue Inc. (c)	111	2,501
UniFirst Corp.	40	4,318
Universal Forest Products Inc.	53	3,080
US Ecology Inc.	58	2,513
UTi Worldwide Inc. (c) (e)	245	1,123
Veritiv Corp. (c)	22	806
Viad Corp.	53	1,544
Vicor Corp. (c)	31	317
WageWorks Inc. (c)	95	4,286
Watts Water Technologies Inc. - Class A	75	3,954
		266,464
INFORMATION TECHNOLOGY - 15.8%
6D Global Technologies Inc. (c) (e) (f)	18	52
ADTRAN Inc.	132	1,933
Advanced Energy Industries Inc. (c)	109	2,861
Agilysys Inc. (c)	40	446
Anixter International Inc. (c)	75	4,345
Badger Meter Inc.	38	2,235
Bel Fuse Inc. - Class B	23	457
Benchmark Electronics Inc. (c)	136	2,952
Black Box Corp.	41	601
Blackbaud Inc.	124	6,977
Blucora Inc. (c)	109	1,496
Bottomline Technologies Inc. (c)	103	2,584
Brooks Automation Inc.	179	2,096
Cabot Microelectronics Corp. (c)	65	2,511
CACI International Inc. - Class A (c)	64	4,747
CalAmp Corp. (c)	96	1,548
Cardtronics Inc. (c)	119	3,892
Ceva Inc. (c)	51	952
Checkpoint Systems Inc.	112	811
Ciber Inc. (c)	189	601
Cirrus Logic Inc. (c)	168	5,306
Coherent Inc. (c)	66	3,603
Cohu Inc.	66	649
comScore Inc. (c)	86	3,979
Comtech Telecommunications Corp.	43	881
Constant Contact Inc. (c)	85	2,067
CSG Systems International Inc.	87	2,671
CTS Corp.	87	1,611
Daktronics Inc.	102	886
Dealertrack Technologies Inc. (c)	56	3,530
DHI Group Inc. (c)	115	842
Digi International Inc. (c)	66	781
Diodes Inc. (c)	103	2,203
DSP Group Inc. (c)	59	535
DTS Inc. (c)	46	1,221
Ebix Inc. (e)	71	1,779
Electro Scientific Industries Inc.	73	337
Electronics for Imaging Inc. (c)	125	5,431
Engility Holdings Inc.	46	1,183
EPIQ Systems Inc.	85	1,101
ePlus Inc. (c)	15	1,222
Exar Corp. (c)	123	730
ExlService Holdings Inc. (c)	88	3,247
Fabrinet (c)	80	1,466
FARO Technologies Inc. (c)	46	1,615
Forrester Research Inc.	27	836
Harmonic Inc. (c)	234	1,356
Heartland Payment Systems Inc.	97	6,141
II-VI Inc. (c)	140	2,245
Insight Enterprises Inc. (c)	89	2,303
Interactive Intelligence Group (c)	46	1,366
Itron Inc. (c)	101	3,228
Ixia (c)	161	2,328
j2 Global Inc.	122	8,648
Kopin Corp. (c) (e)	140	440
Kulicke & Soffa Industries Inc. (c)	193	1,772
Liquidity Services Inc. (c)	64	471
Littelfuse Inc. (e)	60	5,475
LivePerson Inc. (c)	130	986
LogMeIn Inc. (c)	66	4,494
Lumentum Holdings Inc. (c)	123	2,093
Mantech International Corp. - Class A	65	1,660
Mercury Systems Inc. (c)	87	1,380
Methode Electronics Inc.	102	3,256
Microsemi Corp. (c)	253	8,308
MicroStrategy Inc. - Class A (c)	25	4,861
MKS Instruments Inc.	142	4,747
Monolithic Power Systems Inc.	97	4,948
Monotype Imaging Holdings Inc.	105	2,301
Monster Worldwide Inc. (c) (e)	242	1,553
MTS Systems Corp.	40	2,381
Nanometrics Inc. (c) (e)	64	778
NetGear Inc. (c)	85	2,486
Newport Corp. (c)	105	1,443
NIC Inc.	162	2,867
OSI Systems Inc. (c)	49	3,752
Park Electrochemical Corp.	54	951
Perficient Inc. (c)	94	1,444
Pericom Semiconductor Corp.	53	974
Plexus Corp. (c)	89	3,442
Power Integrations Inc.	77	3,256
Progress Software Corp. (c)	133	3,425
QLogic Corp. (c)	232	2,383

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
QuinStreet Inc. (c)	94	523
Rofin-Sinar Technologies Inc. (c)	75	1,938
Rogers Corp. (c)	49	2,631
Rudolph Technologies Inc. (c)	84	1,044
Sanmina Corp. (c)	213	4,560
ScanSource Inc. (c)	73	2,598
Semtech Corp. (c)	176	2,661
Stamps.com Inc. (c)	39	2,913
Super Micro Computer Inc. (c) (e)	97	2,631
Sykes Enterprises Inc. (c)	105	2,678
Synchronoss Technologies Inc. (c)	105	3,434
SYNNEX Corp.	77	6,526
Take-Two Interactive Software Inc. (c) (e)	226	6,507
Tangoe Inc. (c)	99	712
TeleTech Holdings Inc.	44	1,167
Tessera Technologies Inc.	130	4,212
TTM Technologies Inc. (c) (e)	171	1,064
Ultratech Inc. (c)	73	1,163
VASCO Data Security International Inc. (c) (e)	79	1,340
Veeco Instruments Inc. (c) (e)	108	2,219
ViaSat Inc. (c) (e)	118	7,575
Viavi Solutions Inc. (c)	622	3,339
Virtusa Corp. (c)	72	3,677
XO Group Inc. (c)	53	746
		267,609
MATERIALS - 4.6%
A. Schulman Inc.	78	2,523
AK Steel Holding Corp. (c) (e)	472	1,137
American Vanguard Corp. (e)	68	788
Balchem Corp.	83	5,072
Boise Cascade Co. (c)	104	2,621
Calgon Carbon Corp.	139	2,164
Century Aluminum Co. (c) (e)	131	604
Clearwater Paper Corp. (c)	51	2,388
Deltic Timber Corp. (e)	25	1,473
Flotek Industries Inc. (c) (e)	142	2,375
FutureFuel Corp.	55	543
Globe Specialty Metals Inc.	172	2,088
Hawkins Inc.	21	795
Haynes International Inc.	33	1,249
HB Fuller Co.	134	4,547
Headwaters Inc. (c)	196	3,683
Innophos Holdings Inc.	52	2,066
Innospec Inc.	64	2,979
Intrepid Potash Inc. (c) (e)	149	828
Kaiser Aluminum Corp.	46	3,667
KapStone Paper and Packaging Corp.	227	3,751
Koppers Holdings Inc.	55	1,100
Kraton Performance Polymers Inc. (c)	83	1,488
Landec Corp. (c)	9	103
LSB Industries Inc. (c)	52	797
Materion Corp.	53	1,602
Myers Industries Inc.	61	816
Neenah Paper Inc.	44	2,587
Olympic Steel Inc.	24	241
OM Group Inc.	81	2,669
P.H. Glatfelter Co.	107	1,834
Quaker Chemical Corp.	35	2,727
Rayonier Advanced Materials Inc.	114	696
Schweitzer-Mauduit International Inc.	81	2,778
Stepan Co.	49	2,018
Stillwater Mining Co. (c) (e)	321	3,312
SunCoke Energy Inc.	173	1,347
TimkenSteel Corp.	102	1,028
Tredegar Corp.	64	833
US Silica Holdings Inc.	142	1,995
Wausau Paper Corp.	110	706
		78,018
TELECOMMUNICATION SERVICES - 0.8%
8x8 Inc. (c)	235	1,943
Atlantic Tele-Network Inc.	28	2,107
Cincinnati Bell Inc. (c)	557	1,737
Consolidated Communications Holdings Inc.	134	2,582
General Communication Inc. - Class A (c)	80	1,377
Iridium Communications Inc. (c) (e)	214	1,315
Leap Wireless International Inc. (c) (f)	61	154
Lumos Networks Corp.	61	738
Spok Holdings Inc.	57	939
		12,892
UTILITIES - 4.1%
Allete Inc. (e)	121	6,100
American States Water Co.	99	4,089
Avista Corp.	165	5,494
El Paso Electric Co.	103	3,787
Laclede Group Inc.	115	6,266
New Jersey Resources Corp.	227	6,810
Northwest Natural Gas Co.	73	3,327
NorthWestern Corp.	125	6,719
Piedmont Natural Gas Co. Inc. (e)	210	8,417
South Jersey Industries Inc. (e)	182	4,590
Southwest Gas Corp.	125	7,278
UIL Holdings Corp. (e)	145	7,309
		70,186
Total Common Stocks (cost $1,563,238)		1,647,210

RIGHTS - 0.0%
Furiex Pharmaceuticals Inc. (c) (f)	8	74
Trius Therapeutics Inc. (c) (f)	8	—
Total Rights (cost $74)		74

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (c) (f)	19	—
Total Warrants (cost $0)		—

OTHER EQUITY INTERESTS - 0.0%
Gerber Scientific Inc. (c) (f) (u)	19	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 5.0%
Securities Lending Collateral - 4.9%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	82,359	82,359
Treasury Securities - 0.1%
U.S. Treasury Bill
0.04%, 12/10/15 (o)	$1,795	1,795
0.02%, 03/17/16 (o)	465	465
		2,260
Total Short Term Investments (cost $84,619)		84,619
Total Investments - 102.5% (cost $1,647,931)		1,731,903
Other Assets and Liabilities, Net - (2.5%)		(42,509)
Total Net Assets - 100.0%		$1,689,394

See accompanying Notes to Schedules of Investments.

JNL/Mellon Capital International Index Fund

	Shares/Par (†)	Value
COMMON STOCKS - 96.8%
AUSTRALIA - 6.2%
AGL Energy Ltd.	127	$1,427
Alumina Ltd. (e)	442	352
Amcor Ltd.	216	2,012
AMP Ltd.	531	2,085
APA Group	195	1,174
Aristocrat Leisure Ltd.	95	579
Asciano Group	187	1,109
ASX Ltd.	37	995
Aurizon Holdings Ltd.	372	1,316
AusNet Services (e)	350	336
Australia & New Zealand Banking Group Ltd.	509	9,729
Bank of Queensland Ltd.	68	554
Bendigo and Adelaide Bank Ltd.	78	547
BHP Billiton Ltd.	591	9,339
Boral Ltd.	150	559
Brambles Ltd.	293	2,013
Caltex Australia Ltd.	48	1,058
CIMIC Group Ltd.	18	302
Coca-Cola Amatil Ltd.	100	633
Cochlear Ltd.	11	670
Commonwealth Bank of Australia	311	15,970
Computershare Ltd.	84	627
Crown Resorts Ltd. (e)	67	471
CSL Ltd.	87	5,502
Dexus Property Group	176	888
Federation Centres Ltd.	637	1,230
Flight Centre Travel Group Ltd. (e)	10	266
Fortescue Metals Group Ltd. (e)	269	347
Goodman Group	331	1,367
GPT Group	309	981
Harvey Norman Holdings Ltd.	87	238
Healthscope Ltd.	191	343
Iluka Resources Ltd.	72	314
Incitec Pivot Ltd.	310	854
Insurance Australia Group Ltd.	412	1,407
James Hardie Industries SE - CDI	83	1,000
Lend Lease Corp. Ltd.	100	888
Macquarie Group Ltd.	54	2,932
Medibank Private Ltd.	481	819
Mirvac Group	723	878
National Australia Bank Ltd.	481	10,186
Newcrest Mining Ltd. (c)	147	1,323
Orica Ltd. (e)	64	678
Origin Energy Ltd. (f)	212	907
Platinum Asset Management Ltd.	39	189
Qantas Airways Ltd. (c)	80	211
QBE Insurance Group Ltd.	255	2,319
Ramsay Health Care Ltd.	25	1,029
REA Group Ltd. (e)	9	269
Rio Tinto Ltd.	78	2,682
Santos Ltd. (e)	169	478
Scentre Group	954	2,626
Seek Ltd. (e)	58	492
Sonic Health Care Ltd.	71	911
South32 Ltd. (c)	369	354
South32 Ltd. (c) (e)	562	544
Stockland	431	1,171
Suncorp Group Ltd.	233	2,001
Sydney Airport	194	814
Tabcorp Holdings Ltd.	142	466
Tatts Group Ltd.	275	729
Telstra Corp. Ltd.	792	3,132
TPG Telecom Ltd.	48	366
Transurban Group	357	2,501
Treasury Wine Estates Ltd.	113	524
Wesfarmers Ltd.	207	5,730
Westfield Corp.	354	2,494
Westpac Banking Corp.	574	12,060
Woodside Petroleum Ltd.	137	2,811
Woolworths Ltd.	233	4,090
WorleyParsons Ltd.	34	142
		138,340
AUSTRIA - 0.2%
Andritz AG	14	620
Erste Group Bank AG (c)	49	1,422
OMV AG	27	665
Raiffeisen International Bank Holding AG (c)	20	266
Voestalpine AG	21	710
		3,683
BELGIUM - 1.3%
Ageas	37	1,517
Anheuser-Busch InBev NV	148	15,730
Belgacom SA	27	939
Colruyt SA (e)	13	651
Delhaize Group	19	1,712
Groupe Bruxelles Lambert SA	15	1,106
KBC Groep NV	45	2,837
Solvay SA	10	1,068
Telenet Group Holding NV (c)	11	604
UCB SA	24	1,858
Umicore (e)	18	693
		28,715
CHINA - 0.2%
Cheung Kong Property Holdings Ltd.	500	3,666

DENMARK - 1.8%
A P Moller - Maersk A/S - Class A	1	1,015
A P Moller - Maersk A/S - Class B	1	1,948
Carlsberg A/S - Class B	19	1,472
Coloplast A/S - Class B	20	1,428
Danske Bank A/S	131	3,944
DSV A/S	32	1,211
ISS A/S	26	868
Novo Nordisk A/S - Class B	359	19,391
Novozymes A/S - Class B	43	1,883
Pandora A/S	20	2,368
TDC A/S	147	760
Tryg A/S	24	475
Vestas Wind Systems A/S	40	2,100
William Demant Holding A/S (c)	5	374
		39,237
FINLAND - 0.9%
Elisa Oyj	28	934
Fortum Oyj	84	1,241
Kone Oyj - Class B (e)	63	2,380
Metso Oyj (e)	19	388
Neste Oil Oyj	25	569
Nokia Oyj	680	4,647
Nokian Renkaat Oyj	20	653
Orion Oyj - Class B	20	753
Sampo Oyj - Class A	83	4,000
Stora Enso Oyj - Class R	96	723
UPM-Kymmene Oyj	100	1,505
Wartsila Oyj Abp (e)	26	1,038
		18,831
FRANCE - 9.3%
Accor SA	38	1,761

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Aeroports de Paris	5	624
Air Liquide	64	7,536
Alcatel-Lucent (c)	498	1,839
Alstom SA (c)	41	1,269
Arkema SA	13	826
Atos SE	16	1,255
AXA SA	360	8,736
BNP Paribas	195	11,474
Bollore SA	155	754
Bouygues SA (e)	36	1,261
Bureau Veritas SA	50	1,063
Cap Gemini SA	29	2,586
Carrefour SA	102	3,024
Casino Guichard Perrachon SA (e)	10	526
Christian Dior SE	10	1,902
Cie de Saint-Gobain	88	3,832
Cie Generale d’Optique Essilor International SA	38	4,628
CNP Assurances SA	28	383
Compagnie Generale des Etablissements Michelin	34	3,145
Credit Agricole SA	185	2,127
Danone SA	107	6,743
Dassault Systemes SA	23	1,705
Edenred	36	590
Electricite de France SA	44	783
Eurazeo	8	510
Eutelsat Communications Group SA	30	921
Fonciere Des Regions	6	495
GDF Suez	270	4,366
Gecina SA	6	745
Groupe Eurotunnel SE	82	1,123
Hermes International SCA	5	1,791
Icade SA	7	471
Iliad SA	5	1,010
Imerys SA	7	428
Ingenico	10	1,156
JC Decaux SA (e)	12	435
Kering SA	14	2,243
Klepierre	34	1,561
L’Oreal SA	47	8,088
Lagardere SCA	24	657
Legrand SA	48	2,528
LVMH Moet Hennessy Louis Vuitton SE	51	8,756
Natixis	164	910
Numericable SFR (c)	17	787
Orange SA	367	5,556
Pernod-Ricard SA	39	3,962
Peugeot SA (c) (e)	76	1,157
Publicis Groupe SA	34	2,306
Remy Cointreau SA (e)	4	264
Renault SA	36	2,570
Rexel SA	52	635
Safran SA	54	4,058
Sanofi SA	216	20,538
Schneider Electric SA	102	5,734
SCOR SE	27	953
Societe BIC SA	6	857
Societe Generale SA	134	5,971
Sodexo SA	18	1,472
Suez Environnement SA	55	988
Technip SA	18	873
Thales SA	18	1,271
Total SA	394	17,708
Unibail-Rodamco SE	18	4,693
Valeo SA	15	2,022
Veolia Environnement (e)	84	1,924
Vinci SA	87	5,544
Vivendi SA	212	5,029
Wendel SA	6	684
Zodiac Aerospace	36	817
		206,939
GERMANY - 8.2%
Adidas AG	39	3,138
Allianz SE	84	13,209
Axel Springer SE	8	440
BASF SE	169	12,925
Bayer AG	152	19,507
Bayerische Motoren Werke AG	61	5,329
Beiersdorf AG	19	1,670
Brenntag AG	29	1,568
Commerzbank AG (c)	191	2,018
Continental AG	20	4,340
Daimler AG	177	12,896
Deutsche Bank AG	254	6,859
Deutsche Boerse AG	36	3,082
Deutsche Lufthansa AG (c)	39	543
Deutsche Post AG	179	4,955
Deutsche Telekom AG	585	10,406
Deutsche Wohnen AG	63	1,691
E.ON SE	370	3,173
Evonik Industries AG	25	828
Fraport AG Frankfurt Airport Services Worldwide	7	426
Fresenius Medical Care AG & Co. KGaA	39	3,042
Fresenius SE	70	4,702
GEA Group AG	35	1,317
Hannover Rueck SE	11	1,172
HeidelbergCement AG	26	1,762
Henkel AG & Co. KGaA	18	1,630
Hugo Boss AG	12	1,358
Infineon Technologies AG	211	2,367
K+S AG	36	1,213
Kabel Deutschland Holding AG (c)	4	476
Lanxess AG	17	795
Linde AG	34	5,565
Man SE	7	678
Merck KGaA	23	2,048
Metro AG	32	899
Muenchener Rueckversicherungs AG	31	5,731
OSRAM Licht AG	15	787
ProSiebenSat.1 Media SE	41	2,011
RTL Group SA	6	543
RWE AG	87	987
SAP AG	181	11,717
Siemens AG	146	13,031
Symrise AG	23	1,367
Telefonica Deutschland Holding AG	111	681
ThyssenKrupp AG	66	1,152
United Internet AG	22	1,101
Volkswagen AG	6	736
Vonovia SE	85	2,744
		180,615
HONG KONG - 2.7%
AIA Group Ltd.	2,217	11,529
ASM Pacific Technology Ltd.	44	285
Bank of East Asia Ltd.	217	728
BOC Hong Kong Holdings Ltd.	662	1,954
Cathay Pacific Airways Ltd.	229	431
Cheung Kong Infrastructure Holdings Ltd. (e)	108	968
CK Hutchison Holdings Ltd.	498	6,477
CLP Holdings Ltd.	351	3,004
First Pacific Co. Ltd.	410	250
Galaxy Entertainment Group Ltd.	423	1,083

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Hang Lung Properties Ltd.	389	875
Hang Seng Bank Ltd.	137	2,468
Henderson Land Development Co. Ltd.	202	1,207
HKT Trust	504	599
Hong Kong & China Gas Co. Ltd.	1,288	2,416
Hong Kong Exchanges & Clearing Ltd.	205	4,703
Hongkong Electric Holdings Ltd.	258	2,441
Hysan Development Co. Ltd.	110	458
Kerry Properties Ltd.	109	298
Li & Fung Ltd.	1,012	775
Link REIT	428	2,356
MGM China Holdings Ltd.	175	204
MTR Corp.	269	1,170
New World Development Ltd.	1,015	988
NWS Holdings Ltd.	291	384
PCCW Ltd.	772	397
Shangri-La Asia Ltd.	286	248
Sino Land Co.	583	888
SJM Holdings Ltd. (e)	328	234
Sun Hung Kai Properties Ltd.	314	4,096
Swire Pacific Ltd. - Class A	105	1,171
Swire Properties Ltd.	199	552
Techtronic Industries Co.	236	880
WH Group Ltd. (c) (e)	1,028	511
Wharf Holdings Ltd.	241	1,363
Wheelock & Co. Ltd.	154	669
Yue Yuen Industrial Holdings Ltd.	124	461
		59,521
IRELAND - 0.4%
Anglo Irish Bank Corp. Plc (f)	34	—
CRH Plc	151	3,976
Kerry Group Plc - Class A	30	2,224
Ryanair Holdings Plc	2	27
The Governor & Co. of the Bank of Ireland (c)	5,007	1,958
		8,185
ISRAEL - 0.6%
Azrieli Group (e)	6	256
Bank Hapoalim BM	204	1,028
Bank Leumi Le-Israel BM (c)	247	923
Bezeq Israeli Telecommunication Corp. Ltd.	343	657
Delek Group Ltd.	1	198
Israel Chemicals Ltd.	100	515
Israel Corp. Ltd.	1	133
Mizrahi Tefahot Bank Ltd.	30	358
NICE Systems Ltd.	12	648
Teva Pharmaceutical Industries Ltd.	158	8,957
		13,673
ITALY - 2.3%
Assicurazioni Generali SpA	216	3,949
Atlantia SpA	77	2,149
Banca Monte dei Paschi di Siena SpA (c)	489	872
Banco Popolare SC (c)	63	936
CNH Industrial NV	173	1,126
Enel Green Power SpA (e)	300	567
Enel SpA	1,301	5,805
ENI SpA	469	7,375
Exor SpA	19	814
Finmeccanica SpA (c)	76	949
Intesa Sanpaolo SpA	2,335	8,249
Luxottica Group SpA	31	2,173
Mediobanca SpA	100	980
Pirelli & C. SpA	50	841
Prysmian SpA	35	714
Saipem SpA (c) (e)	47	378
Snam Rete Gas SpA	391	2,009
Telecom Italia SpA (c) (e)	1,836	2,263
Tenaris SA	90	1,081
Terna Rete Elettrica Nazionale SpA	262	1,276
UniCredit SpA	883	5,502
Unione di Banche Italiane SCPA	170	1,209
UnipolSai SpA	202	438
		51,655
JAPAN - 22.0%
ABC-Mart Inc.	4	229
Acom Co. Ltd. (c) (e)	59	303
AEON Co. Ltd. (e)	117	1,815
AEON Credit Service Co. Ltd. (e)	19	380
AEON Mall Co. Ltd.	20	310
Air Water Inc.	30	451
Aisin Seiki Co. Ltd.	35	1,168
Ajinomoto Co. Inc.	102	2,151
Alfresa Holdings Corp.	33	567
Alps Electric Co. Ltd.	30	850
Amada Holdings Co. NPV	65	496
ANA Holdings Inc.	214	600
Aozora Bank Ltd.	212	734
Asahi Breweries Ltd.	70	2,274
Asahi Glass Co. Ltd.	184	1,075
Asahi Kasei Corp.	237	1,671
Asics Corp.	29	696
Astellas Pharma Inc.	388	5,021
Bank of Kyoto Ltd.	61	620
Bank of Yokohama Ltd.	200	1,216
Benesse Corp.	13	348
Bridgestone Corp.	120	4,160
Brother Industries Ltd. (e)	43	512
Calbee Inc. (e)	14	440
Canon Inc.	197	5,694
Casio Computer Co. Ltd. (e)	34	619
Central Japan Railway Co.	27	4,289
China Bank Ltd.	127	902
Chubu Electric Power Co. Inc.	117	1,719
Chugai Pharmaceutical Co. Ltd.	41	1,262
Chugoku Bank Ltd.	26	386
Chugoku Electric Power Co. Inc.	51	704
Chuo Mitsui Trust Holdings Inc.	619	2,268
Citizen Holdings Co. Ltd.	54	373
COLOPL Inc. (e)	8	135
Credit Saison Co. Ltd.	28	509
Dai Nippon Printing Co. Ltd.	107	1,034
Dai-Ichi Life Insurance Co. Ltd.	200	3,176
Daicel Chemical Industries Ltd.	52	633
Daihatsu Motor Co. Ltd. (e)	34	393
Daiichi Sankyo Co. Ltd. (e)	119	2,068
Daikin Industries Ltd.	44	2,440
Dainippon Sumitomo Pharma Co. Ltd. (e)	28	277
Daito Trust Construction Co. Ltd.	13	1,341
Daiwa House Industry Co. Ltd.	112	2,769
Daiwa Securities Group Inc.	311	2,012
Denso Corp.	90	3,808
Dentsu Inc.	41	2,078
Don Quijote Holdings Co. Ltd.	23	867
East Japan Railway Co.	62	5,198
Eisai Co. Ltd. (e)	47	2,755
Electric Power Development Co. Ltd.	28	855
FamilyMart Co. Ltd.	12	533
Fanuc Ltd.	38	5,769
Fast Retailing Co. Ltd.	10	3,986
Fuji Electric Holdings Co. Ltd.	117	424
Fuji Heavy Industries Ltd.	109	3,908
FUJIFILM Holdings Corp.	86	3,204
Fujitsu Ltd.	350	1,522

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Fukuoka Financial Group Inc.	154	733
GungHo Online Entertainment Inc. (e)	60	179
Gunma Bank Ltd.	67	429
Hachijuni Bank Ltd.	71	506
Hakuhodo DY Holdings Inc.	38	359
Hamamatsu Photonics KK	25	570
Hankyu Hanshin Holdings Inc.	216	1,321
Higo Bank Ltd. (f)	64	468
Hikari Tsushin Inc.	3	203
Hino Motors Ltd.	44	448
Hirose Electric Co. Ltd.	5	583
Hiroshima Bank Ltd.	97	561
Hisamitsu Pharmaceutical Co. Inc.	10	341
Hitachi Chemical Co. Ltd.	23	314
Hitachi Construction Machinery Co. Ltd. (e)	16	220
Hitachi High-Technologies Corp.	13	284
Hitachi Ltd.	892	4,501
Hitachi Metals Ltd.	41	476
Hokuhoku Financial Group Inc.	232	531
Hokuriku Electric Power Co.	35	468
Honda Motor Co. Ltd.	300	8,960
Hoya Corp.	79	2,594
Hulic Co. Ltd.	56	504
Ibiden Co. Ltd.	24	308
Idemitsu Kosan Co. Ltd.	16	252
IHI Corp.	247	635
Iida Group Holdings Co. Ltd.	31	492
INPEX Corp.	168	1,499
Isetan Mitsukoshi Holdings Ltd.	68	1,025
Isuzu Motors Ltd.	108	1,085
ITOCHU Corp.	292	3,091
Itochu Techno-Solutions Corp.	7	145
Iyo Bank Ltd.	40	459
J. Front Retailing Co. Ltd.	43	690
Japan Airlines Co. Ltd.	21	757
Japan Airport Terminal Co. Ltd. (e)	7	320
Japan Exchange Group Inc.	97	1,415
Japan Prime Realty Investment Corp.	—	484
Japan Real Estate Investment Corp.	—	1,013
Japan Retail Fund Investment Corp.	—	921
Japan Tobacco Inc.	203	6,291
JFE Holdings Inc.	86	1,133
JGC Corp.	36	478
Joyo Bank Ltd.	108	569
JSR Corp. (e)	39	555
JTEKT Corp.	42	585
JX Holdings Inc.	402	1,453
Kajima Corp.	156	828
Kakaku.com Inc.	24	390
Kamigumi Co. Ltd.	50	410
Kaneka Corp.	58	427
Kansai Electric Power Co. Inc. (c)	128	1,423
Kansai Paint Co. Ltd.	42	571
Kao Corp.	93	4,220
Kawasaki Heavy Industries Ltd.	262	905
KDDI Corp. (e)	322	7,212
Keihan Electric Railway Co. Ltd.	86	574
Keihin Electric Express Railway Co. Ltd.	93	740
Keio Corp.	114	810
Keisei Electric Railway Co. Ltd.	50	549
Keyence Corp.	8	3,775
Kikkoman Corp.	26	716
Kintetsu Group Holdings NPV	347	1,246
Kirin Holdings Co. Ltd.	149	1,956
Kobe Steel Ltd.	528	573
Koito Manufacturing Co. Ltd.	19	608
Komatsu Ltd.	174	2,551
Konami Holdings Corp.	20	441
Konica Minolta Holdings Inc.	83	874
Kose Corp.	5	484
Kubota Corp.	208	2,863
Kuraray Co. Ltd.	68	848
Kurita Water Industries Ltd.	17	363
Kyocera Corp.	60	2,725
Kyowa Hakko Kirin Co. Ltd.	40	592
Kyushu Electric Power Co. Inc. (c)	80	873
Lawson Inc.	11	826
LIXIL Group Corp.	49	1,003
M3 Inc.	37	731
Mabuchi Motor Co. Ltd.	8	347
Makita Corp.	23	1,197
Marubeni Corp. (e)	295	1,445
Marui Group Co. Ltd.	45	548
Maruichi Steel Tube Ltd. (e)	7	165
Mazda Motor Corp.	96	1,520
McDonald’s Holdings Co. Japan Ltd. (e)	10	227
Medipal Holdings Corp.	28	444
MEIJI Holdings Co. Ltd.	22	1,614
Minebea Co. Ltd.	54	573
Miraca Holdings Inc.	11	471
Mitsubishi Chemical Holdings Corp.	256	1,335
Mitsubishi Corp.	255	4,179
Mitsubishi Electric Corp.	358	3,279
Mitsubishi Estate Co. Ltd.	231	4,717
Mitsubishi Gas Chemical Co. Inc.	72	332
Mitsubishi Heavy Industries Ltd.	565	2,527
Mitsubishi Logistics Corp. (e)	20	232
Mitsubishi Materials Corp.	198	602
Mitsubishi Motors Corp.	110	842
Mitsubishi Tanabe Pharma Corp.	42	734
Mitsubishi UFJ Financial Group Inc.	2,346	14,173
Mitsubishi UFJ Lease & Finance Co. Ltd.	102	449
Mitsui & Co. Ltd.	316	3,546
Mitsui Chemicals Inc.	167	535
Mitsui Fudosan Co. Ltd.	174	4,770
Mitsui OSK Lines Ltd. (e)	230	552
Mixi Inc. (e)	6	216
Mizuho Financial Group Inc.	4,282	8,010
MS&AD Insurance Group Holdings	91	2,428
Murata Manufacturing Co. Ltd.	37	4,831
Nabtesco Corp.	20	365
Nagoya Railroad Co. Ltd.	174	684
Namco Bandai Holdings Inc.	33	766
NEC Corp.	472	1,453
Nexon Co. Ltd.	28	369
NGK Insulators Ltd.	45	861
NGK Spark Plug Co. Ltd.	32	735
NH Foods Ltd.	34	694
NHK Spring Co. Ltd.	31	301
Nidec Corp.	41	2,785
Nikon Corp. (e)	61	736
Nintendo Co. Ltd.	20	3,304
Nippon Building Fund Inc.	—	1,311
Nippon Electric Glass Co. Ltd.	86	415
Nippon Express Co. Ltd.	166	793
Nippon Paint Holdings Co. Ltd.	25	437
Nippon Prologis REIT Inc. (e)	—	481
Nippon Steel Corp.	141	2,568
Nippon Telegraph & Telephone Corp.	138	4,878
Nippon Yusen KK	317	735
Nissan Motor Co. Ltd.	460	4,225
Nisshin Seifun Group Inc.	42	605
Nissin Foods Holdings Co. Ltd.	11	515
Nitori Co. Ltd.	14	1,104
Nitto Denko Corp.	31	1,851
NOK Corp.	16	338

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Nomura Holdings Inc.	671	3,895
Nomura Real Estate Holdings Inc.	21	430
Nomura Real Estate Master Fund Inc. (f)	1	827
Nomura Research Institute Ltd.	24	912
NSK Ltd.	85	826
NTT Data Corp.	22	1,099
NTT DoCoMo Inc.	263	4,436
NTT Urban Development Corp.	19	175
Obayashi Corp.	125	1,067
Odakyu Electric Railway Co. Ltd.	112	1,009
Oji Holdings Corp.	136	584
Olympus Corp.	48	1,507
Omron Corp.	35	1,066
Ono Pharmaceutical Co. Ltd.	15	1,778
Oracle Corp. Japan	6	236
Oriental Land Co. Ltd. (e)	36	1,988
ORIX Corp.	245	3,160
Osaka Gas Co. Ltd.	354	1,342
Otsuka Corp.	9	453
Otsuka Holdings Co. Ltd.	70	2,245
Panasonic Corp.	408	4,128
Park24 Co. Ltd.	20	379
Rakuten Inc.	173	2,206
Recruit Holdings Co. Ltd.	25	750
Resona Holdings Inc.	413	2,105
Ricoh Co. Ltd. (e)	124	1,251
Rinnai Corp.	6	488
Rohm Co. Ltd.	17	765
Ryohin Keikaku Co. Ltd.	4	855
Sankyo Co. Ltd.	9	320
Sanrio Co. Ltd. (e)	10	276
Santen Pharmaceutical Co. Ltd.	67	893
SBI Holdings Inc.	44	495
Secom Co. Ltd.	38	2,261
Sega Sammy Holdings Inc.	33	318
Seibu Holdings Inc.	23	470
Seiko Epson Corp.	48	679
Sekisui Chemical Co. Ltd.	79	832
Sekisui House Ltd.	112	1,753
Seven & I Holdings Co. Ltd.	139	6,341
Seven Bank Ltd.	97	418
Sharp Corp. (c) (e)	263	302
Shikoku Electric Power Co. Inc. (e)	32	520
Shimadzu Corp.	44	635
Shimamura Co. Ltd. (e)	4	431
Shimano Inc.	15	2,079
Shimizu Corp.	111	953
Shin-Etsu Chemical Co. Ltd.	76	3,892
Shinsei Bank Ltd.	352	724
Shionogi & Co. Ltd.	53	1,903
Shiseido Co. Ltd.	66	1,448
Shizuoka Bank Ltd.	99	994
Showa Shell Sekiyu KK	29	230
SMC Corp.	10	2,211
SoftBank Group Corp.	177	8,175
Sompo Japan Nipponkoa Holdings	62	1,807
Sony Corp.	232	5,684
Sony Financial Holdings Inc.	32	529
Stanley Electric Co. Ltd.	26	515
Sumitomo Chemical Co. Ltd.	282	1,426
Sumitomo Corp.	210	2,034
Sumitomo Electric Industries Ltd.	141	1,808
Sumitomo Heavy Industries Ltd.	92	365
Sumitomo Metal Mining Co. Ltd.	88	1,000
Sumitomo Mitsui Financial Group Inc.	234	8,885
Sumitomo Realty & Development Co. Ltd.	64	2,021
Sumitomo Rubber Industries Inc.	31	425
Suntory Beverage & Food Ltd.	24	926
Suruga Bank Ltd.	34	633
Suzuken Co. Ltd.	14	468
Suzuki Motor Corp.	66	2,036
Sysmex Corp.	26	1,396
T&D Holdings Inc.	105	1,239
Taiheiyo Cement Corp.	233	698
Taisei Corp.	191	1,245
Taisho Pharmaceutical Holdings Co. Ltd. (e)	6	339
Taiyo Nippon Sanso Corp. (e)	24	228
Takashimaya Co. Ltd.	53	428
Takeda Pharmaceutical Co. Ltd.	146	6,388
TDK Corp.	23	1,312
Teijin Ltd.	190	577
Terumo Corp.	55	1,562
THK Co. Ltd.	25	403
Tobu Railway Co. Ltd.	200	859
Toho Co. Ltd.	22	499
Toho Gas Co. Ltd.	85	501
Tohoku Electric Power Co. Inc.	85	1,145
Tokio Marine Holdings Inc.	128	4,776
Tokyo Electric Power Co. Inc. (c)	268	1,787
Tokyo Electron Ltd.	31	1,468
Tokyo Gas Co. Ltd.	434	2,099
Tokyo Tatemono Co. Ltd.	37	435
Tokyu Corp.	206	1,512
Tokyu Fudosan Holdings Corp.	92	614
TonenGeneral Sekiyu KK	57	552
Toppan Printing Co. Ltd.	97	781
Toray Industries Inc.	266	2,300
Toshiba Corp.	751	1,892
TOTO Ltd.	27	826
Toyo Seikan Group Holdings Ltd.	30	476
Toyo Suisan Kaisha Ltd.	16	607
Toyoda Gosei Co. Ltd.	15	291
Toyota Industries Corp.	29	1,375
Toyota Motor Corp.	503	29,425
Toyota Tsusho Corp.	36	763
Trend Micro Inc.	19	664
Unicharm Corp.	70	1,245
United Urban Investment Corp.	—	624
USS Co. Ltd.	40	660
West Japan Railway Co.	30	1,874
Yahoo! Japan Corp.	265	1,009
Yakult Honsha Co. Ltd. (e)	15	747
Yamada Denki Co. Ltd. (e)	145	586
Yamaguchi Financial Group Inc. (e)	41	503
Yamaha Corp.	33	720
Yamaha Motor Co. Ltd.	51	1,022
Yamato Holdings Co. Ltd.	62	1,184
Yamazaki Baking Co. Ltd.	17	262
Yaskawa Electric Corp. (e)	41	418
Yokogawa Electric Corp.	39	410
Yokohama Rubber Co. Ltd.	22	385
		487,649
JERSEY - 0.1%
Randgold Resources Ltd.	18	1,053

LUXEMBOURG - 0.2%
ArcelorMittal	188	977
Millicom International Cellular SA - SDR	12	738
SES SA - FDR	57	1,787
		3,502
MACAU - 0.1%
Sands China Ltd.	439	1,334
Wynn Macau Ltd. (e)	269	308
		1,642

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
MALTA - 0.0%
BGP Holdings Plc (c) (f)	479	—

NETHERLANDS - 4.3%
Aegon NV (e)	346	1,984
Airbus Group NV	108	6,425
Akzo Nobel NV	45	2,897
Altice NV (c)	15	336
Altice NV (c) (e)	45	945
ASML Holding NV	65	5,685
Delta Lloyd NV	37	312
Gemalto NV	14	909
Heineken Holding NV	18	1,281
Heineken NV	43	3,453
ING Groep NV - CVA	710	10,039
Koninklijke Ahold NV	166	3,231
Koninklijke Boskalis Westminster NV	17	734
Koninklijke KPN NV	583	2,186
Koninklijke Philips Electronics NV (e)	173	4,063
Koninklijke Philips NV	32	1,492
Koninklijke Vopak NV	12	487
NN Group NV	35	1,014
OCI	14	346
Qiagen NV (c)	40	1,029
Randstad Holding NV	22	1,342
Relx NV	186	3,039
Royal Dutch Shell Plc - Class A	716	16,907
Royal Dutch Shell Plc - Class B	449	10,621
TNT NV	85	652
Unilever NV - CVA	300	12,017
Wolters Kluwer NV	54	1,680
		95,106
NEW ZEALAND - 0.1%
Auckland International Airport Ltd.	174	545
Contact Energy Ltd. (e)	151	479
Fletcher Building Ltd.	128	560
Meridian Energy Ltd.	213	286
Mighty River Power Ltd.	119	191
Ryman Healthcare Ltd.	61	285
Spark New Zealand Ltd.	350	669
		3,015
NORWAY - 0.5%
DNB ASA	175	2,277
Gjensidige Forsikring ASA	37	493
Norsk Hydro ASA	247	825
Orkla ASA	142	1,051
SeaDrill Ltd. (c) (e)	65	382
StatoilHydro ASA	207	3,015
Telenor ASA (e)	139	2,601
Yara International ASA	33	1,303
		11,947
PORTUGAL - 0.1%
Banco Comercial Portugues SA (c) (e)	7,752	379
Banco Espirito Santo SA (c) (f)	413	—
Energias de Portugal SA	405	1,484
Galp Energia SGPS SA	65	639
Jeronimo Martins SGPS SA	43	583
		3,085
SINGAPORE - 1.2%
Ascendas REIT	366	603
CapitaLand Ltd.	439	830
CapitaMall Trust	451	603
Captialand Commerical Trust	383	362
City Developments Ltd.	66	358
ComfortDelGro Corp. Ltd.	378	764
DBS Group Holdings Ltd.	321	3,662
Genting International Plc (e)	1,083	553
Global Logistic Properties Ltd.	537	772
Golden Agri-Resources Ltd.	1,187	276
Hutchison Port Holdings Trust	1,066	587
Jardine Cycle & Carriage Ltd.	20	377
Keppel Corp. Ltd.	253	1,210
Noble Group Ltd. (e)	737	216
Oversea-Chinese Banking Corp. Ltd.	554	3,431
SembCorp Industries Ltd.	158	385
SembCorp Marine Ltd. (e)	152	246
Singapore Airlines Ltd.	100	751
Singapore Exchange Ltd.	157	777
Singapore Press Holdings Ltd. (e)	314	848
Singapore Technologies Engineering Ltd.	279	585
Singapore Telecommunications Ltd.	1,473	3,729
StarHub Ltd.	90	219
Suntec REIT (e)	402	425
United Overseas Bank Ltd.	239	3,122
UOL Group Ltd.	95	400
Wilmar International Ltd.	345	624
Yangzijiang Shipbuilding Holdings Ltd.	293	234
		26,949
SPAIN - 3.3%
Abertis Infraestructuras SA - Class A (e)	89	1,407
ACS Actividades de Construccion y Servicios SA	37	1,055
Aena SA (c)	12	1,316
Amadeus IT Holding SA	83	3,549
Banco Bilbao Vizcaya Argentaria SA	1,162	9,828
Banco de Sabadell SA	877	1,613
Banco Popular Espanol SA	312	1,141
Banco Santander SA	2,642	14,050
Bankia SA	806	1,046
Bankinter SA	130	961
CaixaBank SA	464	1,790
Distribuidora Internacional de Alimentacion SA (e)	115	698
Enagas SA	38	1,075
Endesa SA	60	1,257
Ferrovial SA	79	1,883
Gas Natural SDG SA (e)	61	1,187
Grifols SA - Class A	27	1,135
Iberdrola SA	993	6,616
Inditex SA	201	6,744
Mapfre SA	190	496
Red Electrica Corp. SA	20	1,628
Repsol SA (e)	197	2,295
Telefonica SA	820	9,944
Zardoya Otis SA (e)	33	351
		73,065
SWEDEN - 2.8%
Alfa Laval AB	55	899
Assa Abloy AB - Class B	185	3,327
Atlas Copco AB - Class A	124	2,992
Atlas Copco AB - Class B	73	1,642
Boliden AB	54	842
Electrolux AB - Class B	44	1,253
Getinge AB - Class B	37	834
Hennes & Mauritz AB - Class B	175	6,395
Hexagon AB - Class B	47	1,427
Husqvarna AB - Class B	81	530
ICA Gruppen AB (e)	13	444
Industrivarden AB - Class C	31	551
Investor AB - Class B	85	2,911
Kinnevik Investment AB - Class B	43	1,233

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Lundin Petroleum AB (c) (e)	37	484
Nordea Bank AB	560	6,248
Sandvik AB	190	1,617
Securitas AB - Class B	55	676
Skandinaviska Enskilda Banken AB - Class A	272	2,908
Skanska AB - Class B	69	1,352
SKF AB - Class B	71	1,304
Svenska Cellulosa AB - Class B	109	3,051
Svenska Handelsbanken AB - Class A	277	3,971
Swedbank AB - Class A	167	3,705
Swedish Match AB	36	1,088
Tele2 AB - Class B	53	521
Telefonaktiebolaget LM Ericsson - Class B	562	5,509
TeliaSonera AB	482	2,601
Volvo AB - Class B	274	2,628
		62,943
SWITZERLAND - 9.5%
ABB Ltd.	405	7,169
Actelion Ltd.	18	2,331
Adecco SA	32	2,322
Aryzta AG	16	672
Baloise Holding AG	9	1,014
Barry Callebaut AG (e)	—	434
Cie Financiere Richemont SA	96	7,486
Credit Suisse Group AG	285	6,862
Dufry AG (c)	7	837
EMS-Chemie Holding AG	2	626
Geberit AG	7	2,078
Givaudan SA	2	2,795
Glencore Plc	2,245	3,117
Julius Baer Group Ltd.	42	1,901
Kuehne & Nagel International AG	10	1,261
LafargeHolcim Ltd.	80	4,205
Lindt & Spruengli AG	—	1,277
Lonza Group AG	10	1,312
Nestle SA	592	44,559
Novartis AG	418	38,398
Pargesa Holding SA	6	350
Partners Group Holding AG	3	1,000
Roche Holding AG	129	34,272
Schindler Holding AG	4	546
SGS SA	1	1,795
Sika AG	—	1,215
Sonova Holding AG	10	1,270
STMicroelectronics NV	119	811
Sulzer AG (e)	4	385
Swatch Group AG (e)	6	2,137
Swatch Group AG	9	667
Swiss Life Holding AG	6	1,276
Swiss Prime Site AG	12	855
Swiss Re AG	65	5,575
Swisscom AG	5	2,398
Syngenta AG	17	5,494
Transocean Ltd. (e)	62	801
UBS Group AG	672	12,421
Zurich Financial Services AG	28	6,770
		210,694
UNITED KINGDOM - 18.5%
3i Group Plc	176	1,246
Aberdeen Asset Management Plc	164	736
Admiral Group Plc	40	920
Aggreko Plc	45	643
Amec Foster Wheeler Plc	68	735
Anglo American Plc	260	2,173
Antofagasta Plc	71	535
ARM Holdings Plc	261	3,752
Ashtead Group Plc	92	1,297
Associated British Foods Plc	66	3,339
AstraZeneca Plc	232	14,738
Aviva Plc	738	5,050
Babcock International Group Plc	44	606
BAE Systems Plc	583	3,953
Barclays Plc	3,073	11,372
Barratt Developments Plc	186	1,818
BG Group Plc	629	9,071
BHP Billiton Plc	390	5,929
BP Plc	3,355	17,020
British American Tobacco Plc	343	18,913
British Land Co. Plc	175	2,226
BT Group Plc	1,541	9,806
Bunzl Plc	60	1,617
Burberry Group Plc	80	1,658
Capita Group Plc	118	2,140
Capital Shopping Centres Group	173	861
Carnival Plc	35	1,789
Centrica Plc	920	3,195
Cobham Plc	211	915
Coca-Cola HBC AG	38	797
Compass Group Plc	308	4,913
Croda International Plc	25	1,021
Diageo Plc	463	12,438
Direct Line Insurance Group Plc	240	1,361
Dixons Carphone Plc	172	1,104
easyJet Plc	28	752
Experian Plc	184	2,953
Fiat Chrysler Automobiles NV (c)	167	2,171
Fresnillo Plc	39	346
G4S Plc	271	947
GKN Plc	288	1,170
GlaxoSmithKline Plc	895	17,171
Hammerson Plc	142	1,343
Hargreaves Lansdown Plc	44	814
HSBC Holdings Plc	3,581	27,013
ICAP Plc	102	706
IMI Plc	46	667
Imperial Tobacco Group Plc	176	9,114
Inmarsat Plc	86	1,276
InterContinental Hotels Group Plc	43	1,477
International Consolidated Airlines Group SA (c)	149	1,333
Intertek Group Plc	31	1,141
Investec Plc	108	823
ITV Plc	713	2,658
J Sainsbury Plc (e)	256	1,014
Johnson Matthey Plc	39	1,430
Kingfisher Plc	423	2,295
Land Securities Group Plc	147	2,805
Legal & General Group Plc	1,098	3,959
Lloyds Banking Group Plc	10,507	11,962
London Stock Exchange Group Plc	58	2,138
Marks & Spencer Group Plc	307	2,332
Meggitt Plc	138	999
Melrose Industries Plc	171	685
Merlin Entertainments Plc	139	781
Mondi Plc	69	1,450
National Grid Plc	689	9,590
Next Plc	26	3,043
Old Mutual Plc	917	2,628
Pearson Plc	153	2,613
Persimmon Plc	57	1,750
Petrofac Ltd.	52	607
Prudential plc (a)	473	9,973
Reckitt Benckiser Group Plc	119	10,782
Reed Elsevier Plc	209	3,588

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Rexam Plc	130	1,029
Rio Tinto Plc	234	7,866
Rolls-Royce Holdings Plc	344	3,525
Royal Bank of Scotland Group Plc (c)	599	2,859
Royal Mail Plc	152	1,058
RSA Insurance Group Plc	191	1,166
SABMiller Plc	179	10,113
Sage Group Plc	193	1,459
Schroders Plc	23	964
Scottish & Southern Energy Plc	183	4,132
Segro Plc	131	853
Severn Trent Plc	42	1,405
Shire Plc	109	7,434
Sky Plc	185	2,926
Smith & Nephew Plc	160	2,799
Smiths Group Plc	75	1,150
Sports Direct International Plc (c)	46	531
St. James’s Place Plc	91	1,174
Standard Chartered Plc	467	4,530
Standard Life Plc	366	2,148
Subsea 7 SA (c)	46	348
Tate & Lyle Plc	89	789
Taylor Wimpey Plc	610	1,808
Tesco Plc	1,501	4,168
Travis Perkins Plc	47	1,400
TUI AG	91	1,685
Tullow Oil Plc	157	404
Unilever Plc	236	9,626
United Utilities Group Plc	128	1,796
Vodafone Group Plc	4,876	15,379
Weir Group Plc	38	670
Whitbread Plc	33	2,307
William Hill Plc	170	903
WM Morrison Supermarkets Plc (e)	426	1,073
Wolseley Plc	48	2,828
WPP Plc	242	5,047
		409,339
Total Common Stocks (cost $2,120,587)		2,143,049

PREFERRED STOCKS - 0.6%
GERMANY - 0.4%
Bayerische Motoren Werke AG	11	741
Fuchs Petrolub AG	13	566
Henkel AG & Co. KGaA	33	3,395
Porsche Automobil Holding SE	27	1,158
Volkswagen AG (e)	30	3,295
		9,155
ITALY - 0.1%
Intesa Sanpaolo SpA	160	517
Telecom Italia SpA	1,154	1,183
		1,700
SWITZERLAND - 0.1%
Lindt & Spruengli AG	—	1,003
Schindler Holding AG	8	1,145
		2,148
Total Preferred Stocks (cost $13,752)		13,003

OTHER EQUITY INTERESTS - 0.0%
AUSTRIA - 0.0%
IMMOEAST AG (c) (f) (u)	37	—
IMMOFINANZ AG (c) (f) (u)	27	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 4.2%
Investment Company - 1.9%
JNL Money Market Fund, 0.10% (a) (h)	42,042	42,042
Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	47,034	47,034
Treasury Securities - 0.2%
U.S. Treasury Bill
0.04%, 12/10/15 (o)	$3,675	3,675
0.02%, 03/17/16 (o)	1,260	1,260
		4,935
Total Short Term Investments (cost $94,011)		94,011
Total Investments - 101.6% (cost $2,228,350)		2,250,063
Other Assets and Liabilities, Net - (1.6%)		(35,591)
Total Net Assets - 100.0%		$2,214,472

JNL/Mellon Capital Bond Index Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.2%
AmeriCredit Automobile Receivables Trust, 1.27%, 08/08/17	$500	$500
Banc of America Commercial Mortgage Trust REMIC, 5.45%, 01/15/17	177	184
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.54%, 09/12/16	221	227
5.90%, 05/11/17 (i)	300	317
Capital One Multi-Asset Execution Trust, 1.39%, 03/15/18	500	502
CarMax Auto Owner Trust, 0.80%, 07/16/18	681	681
Centerpoint Energy Transition Co. LLC Secured Transition Bond, 5.17%, 08/01/19	415	430
Chase Issuance Trust, 1.01%, 10/17/16	500	501
Citibank Credit Card Issuance Trust
5.30%, 03/15/16	900	919
1.73%, 04/09/18	1,000	1,012
2.88%, 01/21/21	300	313
Citigroup Commercial Mortgage Trust REMIC, 3.62%, 07/10/24	500	523
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC
5.62%, 10/15/48	177	182
5.32%, 12/11/49	600	620
Cobalt Commercial Mortgage-Backed Securities Trust REMIC, 5.22%, 08/15/48	203	209
COMM Mortgage Trust REMIC
2.84%, 03/10/19	400	413
4.26%, 09/10/23	650	713
Commercial Mortgage Pass-Through Certificates REMIC
3.15%, 01/10/19	145	151
5.54%, 01/15/49 (i)	500	522
Commercial Mortgage Trust REMIC
3.55%, 04/10/24	500	521
3.82%, 05/10/24	500	531
3.97%, 07/10/24	400	413
3.08%, 12/10/24	500	500
3.18%, 01/10/25	1,000	1,009

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Credit Suisse Mortgage Capital Certificates REMIC, 5.38%, 02/15/40	194	201
Delta Air Lines Pass-Through Trust, 6.82%, 08/10/22	291	337
Fifth Third Auto Trust, 1.47%, 06/15/17	180	181
Ford Credit Auto Lease Trust, 0.89%, 09/15/17	1,000	1,000
GS Mortgage Securities Trust REMIC
3.48%, 11/10/21	750	792
5.56%, 11/10/39	342	352
Honda Auto Receivables Owner Trust, 0.99%, 10/16/17	500	500
JPMBB Commercial Mortgage Securities Trust REMIC
3.05%, 04/15/19	150	156
1.45%, 01/15/20	473	472
4.13%, 09/15/23	500	544
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.42%, 02/15/17	233	242
5.88%, 04/12/17 (i)	199	209
LB-UBS Commercial Mortgage Trust REMIC
5.42%, 01/15/17	314	326
5.66%, 03/15/39 (i)	45	45
5.87%, 09/15/45 (i)	747	804
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.17%, 11/12/16	166	171
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
3.09%, 08/15/18	500	519
2.86%, 09/15/22	250	253
3.74%, 07/15/24	500	525
Morgan Stanley Capital I Trust REMIC, 5.33%, 11/12/41	217	222
UBS-Barclays Commercial Mortgage Trust REMIC
3.09%, 09/10/22	350	359
2.85%, 12/10/22	500	504
United Air Lines Inc. Pass-Through Trust, 4.30%, 08/15/25	238	247
United Airlines Pass-Through Trust, 3.75%, 09/03/26	200	201
US Airways Pass-Through Trust, 3.95%, 11/15/25	234	235
Wachovia Bank Commercial Mortgage Trust REMIC, 5.57%, 10/15/48	216	222
Wells Fargo-RBS Commercial Mortgage Trust REMIC
2.03%, 02/16/18	500	505
2.92%, 11/15/18	500	516
2.87%, 10/17/22	360	366
3.68%, 07/15/24	500	523
Total Non-U.S. Government Agency Asset-Backed Securities (cost $23,100)		23,422

CORPORATE BONDS AND NOTES - 24.8%
CONSUMER DISCRETIONARY - 2.0%
21st Century Fox America Inc.
4.50%, 02/15/21	400	432
6.20%, 12/15/34	50	57
6.15%, 02/15/41	300	343
Amazon.com Inc.
2.60%, 12/05/19	300	307
2.50%, 11/29/22	200	194
American Honda Finance Corp., 1.55%, 12/11/17	500	503
AutoNation, Inc., 6.75%, 04/15/18	200	223
AutoZone Inc., 3.25%, 04/15/25	350	343
BorgWarner Inc., 4.38%, 03/15/45	200	180
California Institute of Technology, 4.32%, 08/01/45	40	42
Carnival Corp., 3.95%, 10/15/20	200	210
CBS Corp.
5.63%, 09/15/19	500	550
4.00%, 01/15/26	500	492
4.85%, 07/01/42	150	138
CCO Safari II LLC
4.91%, 07/23/25 (r)	340	339
6.83%, 10/23/55 (r)	200	199
Comcast Corp.
5.70%, 05/15/18	200	221
3.38%, 08/15/25	290	292
4.20%, 08/15/34	500	493
6.50%, 11/15/35	100	127
6.95%, 08/15/37	250	329
4.75%, 03/01/44	300	313
DIRECTV Holdings LLC
2.40%, 03/15/17	500	507
6.35%, 03/15/40	300	323
Discovery Communications LLC
5.63%, 08/15/19	100	112
5.05%, 06/01/20	200	218
6.35%, 06/01/40	100	105
Dollar General Corp., 3.25%, 04/15/23	250	238
Ford Motor Co.
7.45%, 07/16/31	300	373
4.75%, 01/15/43	300	282
Gap Inc., 5.95%, 04/12/21	300	325
General Motors Co., 5.00%, 04/01/35	90	83
Grupo Televisa SAB, 6.63%, 03/18/25	100	118
Hasbro Inc., 6.35%, 03/15/40	300	340
Home Depot Inc.
2.00%, 06/15/19	300	303
5.88%, 12/16/36	250	307
Interpublic Group of Cos. Inc., 4.20%, 04/15/24	250	251
Johnson Controls Inc., 3.75%, 12/01/21	250	256
Kohl’s Corp.
4.00%, 11/01/21 (e)	300	310
4.25%, 07/17/25	500	501
Lowe’s Cos. Inc.
4.63%, 04/15/20	100	111
5.50%, 10/15/35	150	173
5.80%, 04/15/40	300	356
4.38%, 09/15/45	150	152
Macy’s Retail Holdings Inc.
6.65%, 07/15/24	200	237
6.90%, 04/01/29	250	304
Marriott International Inc., 3.13%, 10/15/21	300	304
Mattel Inc., 2.35%, 05/06/19 (e)	200	200
McDonald’s Corp.
5.35%, 03/01/18	300	327
6.30%, 03/01/38	200	242
NBCUniversal Media LLC
5.15%, 04/30/20	200	226
6.40%, 04/30/40	250	312
NIKE Inc, 2.25%, 05/01/23	200	193
Nordstrom Inc., 4.00%, 10/15/21	225	240
Scripps Networks Interactive Inc.
2.80%, 06/15/20	250	248
3.50%, 06/15/22	250	245
Staples Inc., 4.38%, 01/12/23 (l)	100	98
Starbucks Corp., 2.70%, 06/15/22	225	228
Target Corp.
2.30%, 06/26/19	200	204
6.50%, 10/15/37	500	655

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Thomson Reuters Corp.
6.50%, 07/15/18	200	224
3.95%, 09/30/21	200	209
Time Warner Cable Inc.
5.85%, 05/01/17	150	159
8.75%, 02/14/19	169	199
7.30%, 07/01/38	300	315
6.75%, 06/15/39	300	300
Time Warner Inc.
3.40%, 06/15/22 (e)	500	502
7.63%, 04/15/31	200	256
6.10%, 07/15/40	200	226
TJX Cos. Inc., 2.75%, 06/15/21	200	204
University of Notre Dame du Lac, 3.44%, 02/15/45	250	235
University of Southern California, 5.25%, 10/01/11	20	23
Viacom Inc.
3.88%, 04/01/24	250	234
7.88%, 07/30/30	125	162
4.38%, 03/15/43	300	223
Walt Disney Co.
1.10%, 12/01/17	350	350
2.75%, 08/16/21	300	308
7.00%, 03/01/32	50	69
Wyndham Worldwide Corp., 3.90%, 03/01/23	500	481
Yum! Brands Inc., 6.88%, 11/15/37	52	61
		21,074
CONSUMER STAPLES - 1.7%
Altria Group Inc.
2.85%, 08/09/22	500	489
9.95%, 11/10/38 (l)	33	53
4.50%, 05/02/43	200	191
Anheuser-Busch Cos. Inc., 6.45%, 09/01/37	500	609
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	200	200
4.38%, 02/15/21	200	218
2.50%, 07/15/22	300	287
Campbell Soup Co., 4.25%, 04/15/21	300	327
Clorox Co., 3.80%, 11/15/21	250	266
Coca-Cola Co., 3.15%, 11/15/20	300	314
Coca-Cola Femsa SAB de CV, 3.88%, 11/26/23	200	207
ConAgra Foods Inc.
7.00%, 04/15/19	235	270
3.25%, 09/15/22	300	292
CVS Caremark Corp.
5.75%, 06/01/17	151	162
4.13%, 05/15/21	400	428
CVS Health Corp.
2.80%, 07/20/20	280	285
3.50%, 07/20/22	500	516
5.13%, 07/20/45	200	215
Diageo Capital Plc
1.13%, 04/29/18	750	746
4.83%, 07/15/20	100	111
Diageo Investment Corp., 8.00%, 09/15/22	100	129
General Mills Inc., 3.65%, 02/15/24	303	313
HJ Heinz Co.
2.80%, 07/02/20 (r)	210	211
5.20%, 07/15/45 (r)	80	85
HJ Heinz Finance Co., 6.75%, 03/15/32	500	580
JM Smucker Co.
1.75%, 03/15/18 (r)	250	251
3.50%, 03/15/25 (r)	300	298
Kellogg Co.
4.15%, 11/15/19	140	150
4.00%, 12/15/20	127	136
Kimberly-Clark Corp.
7.50%, 11/01/18	250	294
1.90%, 05/22/19	200	201
Kraft Foods Group Inc.
6.13%, 08/23/18	221	247
5.00%, 06/04/42	200	205
Kroger Co.
6.40%, 08/15/17	200	218
6.15%, 01/15/20	200	229
7.50%, 04/01/31	150	193
Mead Johnson Nutrition Co., 4.60%, 06/01/44	200	187
Mondelez International Inc.
2.25%, 02/01/19	200	201
6.50%, 02/09/40	243	298
Pepsi Bottling Group Inc., 7.00%, 03/01/29	575	787
PepsiCo Inc.
7.90%, 11/01/18	300	355
3.10%, 07/17/22	500	511
Philip Morris International Inc.
1.13%, 08/21/17	500	500
2.90%, 11/15/21	300	302
4.38%, 11/15/41	300	295
Procter & Gamble Co.
2.30%, 02/06/22	500	502
6.45%, 01/15/26	500	643
5.55%, 03/05/37	100	122
Reynolds American Inc.
8.13%, 06/23/19 (l) (r)	250	296
4.85%, 09/15/23	150	161
5.70%, 08/15/35	100	109
5.85%, 08/15/45	210	234
Tyson Foods Inc., 5.15%, 08/15/44	200	210
Unilever Capital Corp., 4.80%, 02/15/19	500	552
Wal-Mart Stores Inc., 5.25%, 09/01/35	500	578
Wal-Mart Stores Inc.
4.13%, 02/01/19	300	326
4.25%, 04/15/21	400	443
6.20%, 04/15/38	300	385
4.88%, 07/08/40	300	333
4.30%, 04/22/44	150	153
		18,409
ENERGY - 2.9%
Access Midstream Partners LP, 4.88%, 05/15/23	250	231
Anadarko Petroleum Corp., 6.45%, 09/15/36	250	275
Apache Corp.
3.63%, 02/01/21 (e)	400	413
4.75%, 04/15/43	200	181
Baker Hughes Inc., 5.13%, 09/15/40	200	203
Boardwalk Pipelines LP, 3.38%, 02/01/23	200	173
BP Capital Markets Plc
1.85%, 05/05/17	400	403
2.32%, 02/13/20	250	251
3.06%, 03/17/22	200	200
3.81%, 02/10/24	500	511
Burlington Resources Finance Co., 7.20%, 08/15/31	100	128
Cameron International Corp., 5.13%, 12/15/43	175	177
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	144
6.25%, 03/15/38	300	299
Cenovus Energy Inc.
5.70%, 10/15/19	200	218
4.45%, 09/15/42	250	198
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	46

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
6.63%, 11/01/37	200	249
Chevron Corp.
1.72%, 06/24/18	300	302
3.19%, 06/24/23	500	507
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	300	281
4.25%, 05/09/43	300	278
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (r)	100	95
Conoco Funding Co., 7.25%, 10/15/31	75	95
ConocoPhillips Co.
6.65%, 07/15/18	75	85
6.00%, 01/15/20	650	750
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	248
Continental Resources Inc., 4.50%, 04/15/23	350	301
Devon Energy Corp., 4.00%, 07/15/21	750	769
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	122
Ecopetrol SA
4.25%, 09/18/18	500	505
4.13%, 01/16/25	250	211
Enable Midstream Partners LP, 3.90%, 05/15/24 (r)	200	176
Enbridge Energy Partners LP, 7.50%, 04/15/38	200	223
Encana Corp.
3.90%, 11/15/21 (e)	400	368
6.50%, 08/15/34	100	90
Energy Transfer Partners LP
9.70%, 03/15/19	222	265
7.50%, 07/01/38	200	210
6.50%, 02/01/42	150	138
Enterprise Products Operating LLC
5.25%, 01/31/20	300	329
3.70%, 02/15/26	350	331
6.88%, 03/01/33	25	29
6.45%, 09/01/40	100	108
4.45%, 02/15/43	300	256
4.95%, 10/15/54	300	257
EOG Resources Inc.
2.63%, 03/15/23 (e)	200	194
3.15%, 04/01/25	200	197
Exxon Mobil Corp., 0.92%, 03/15/17	500	501
Halliburton Co., 7.45%, 09/15/39	250	334
Hess Corp.
7.30%, 08/15/31	35	39
5.60%, 02/15/41	400	373
Kerr-McGee Corp., 6.95%, 07/01/24	230	269
Kinder Morgan Energy Partners LP
9.00%, 02/01/19	500	591
3.50%, 09/01/23	300	265
5.00%, 03/01/43	300	235
5.40%, 09/01/44	250	201
Kinder Morgan Inc., 2.00%, 12/01/17	300	298
Magellan Midstream Partners LP
4.25%, 02/01/21	300	312
3.20%, 03/15/25	500	465
Marathon Oil Corp., 5.90%, 03/15/18	300	324
Nabors Industries Inc., 6.15%, 02/15/18	300	316
National Oilwell Varco Inc., 2.60%, 12/01/22	750	699
Nexen Inc., 5.88%, 03/10/35	50	55
Noble Energy Inc., 3.90%, 11/15/24	750	698
Noble Holding International Ltd., 2.50%, 03/15/17	400	372
Occidental Petroleum Corp., 4.63%, 06/15/45	100	101
ONEOK Partners LP
3.38%, 10/01/22	250	225
6.65%, 10/01/36	150	150
Pemex Project Funding Master Trust, 6.63%, 06/15/35	150	141
Petro-Canada, 7.00%, 11/15/28	75	96
Petrobras Global Finance BV, 7.25%, 03/17/44 (e)	500	332
Petrobras International Finance Co., 5.88%, 03/01/18	90	74
Petroleos Mexicanos
6.00%, 03/05/20	500	535
5.50%, 01/21/21	700	734
5.50%, 06/27/44 (r)	250	201
5.50%, 06/27/44	250	201
5.63%, 01/23/46 (r)	350	287
Phillips 66 Partners LP, 2.65%, 02/15/20	200	197
Pioneer Natural Resources Co., 3.95%, 07/15/22	200	198
Plains All American Pipeline LP
6.50%, 05/01/18	100	110
6.70%, 05/15/36	100	110
4.30%, 01/31/43	200	167
Pride International Inc., 6.88%, 08/15/20 (e)	400	381
Regency Energy Partners LP, 6.50%, 07/15/21	350	361
Rowan Cos. Inc., 4.88%, 06/01/22	200	149
Shell International Finance BV
5.20%, 03/22/17	250	265
2.00%, 11/15/18	400	405
4.38%, 03/25/20	300	329
6.38%, 12/15/38	200	250
Southern Natural Gas Co., 5.90%, 04/01/17 (e) (k) (r)	250	263
Southwestern Energy Co., 4.95%, 01/23/25 (l)	250	222
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	292
Statoil ASA
1.15%, 05/15/18 (e)	500	496
3.15%, 01/23/22	200	202
3.70%, 03/01/24 (e)	200	206
3.95%, 05/15/43	300	280
Suncor Energy Inc., 6.50%, 06/15/38	300	360
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	300	261
Talisman Energy Inc., 6.25%, 02/01/38	300	256
Total Capital Canada Ltd., 2.75%, 07/15/23	300	288
Total Capital International SA
1.00%, 01/10/17	145	145
2.10%, 06/19/19	750	758
TransCanada Pipelines Ltd.
6.50%, 08/15/18	200	224
3.80%, 10/01/20	400	424
6.20%, 10/15/37	100	110
5.00%, 10/16/43	150	146
Valero Energy Corp., 9.38%, 03/15/19	250	305
Weatherford International Inc., 6.35%, 06/15/17	250	256
Western Gas Partners LP, 2.60%, 08/15/18	250	251
Williams Cos. Inc., 8.75%, 03/15/32 (k)	116	110
Williams Partners LP
5.25%, 03/15/20	300	320
4.00%, 09/15/25	350	303
6.30%, 04/15/40	200	180
		31,024
FINANCIALS - 8.6%
Abbey National Treasury Services Plc
3.05%, 08/23/18	400	413
2.00%, 08/24/18	500	502
ACE INA Holdings Inc., 2.70%, 03/13/23	500	484
Aflac Inc., 3.63%, 06/15/23	200	205
Agricultural Bank of China Ltd., 2.75%, 05/21/20	350	351
Alexandria Real Estate Equities Inc., 4.50%, 07/30/29	250	250

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
American Express Co.
6.15%, 08/28/17	450	488
7.00%, 03/19/18	480	539
American Express Credit Corp., 2.25%, 08/15/19	300	301
American International Group Inc.
4.88%, 06/01/22	200	221
4.13%, 02/15/24	150	158
4.50%, 07/16/44	150	147
4.80%, 07/10/45	290	296
4.38%, 01/15/55	250	228
American Tower Corp.
2.80%, 06/01/20	350	349
3.50%, 01/31/23	500	482
Anheuser-Busch InBev Finance Inc., 1.25%, 01/17/18	300	297
Aon Plc, 4.45%, 05/24/43	300	286
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	150	155
Associated Banc-Corp., 4.25%, 01/15/25 (e)	200	203
Assurant Inc., 6.75%, 02/15/34	100	120
Australia & New Zealand Banking Group Ltd.
1.25%, 01/10/17	300	301
1.25%, 06/13/17	300	300
AvalonBay Communities Inc.
3.63%, 10/01/20	200	209
2.85%, 03/15/23	200	194
AXA SA, 8.60%, 12/15/30	100	136
Bank of America Corp.
5.63%, 10/14/16	250	261
1.35%, 11/21/16	400	400
1.70%, 08/25/17 (e)	450	451
5.65%, 05/01/18	500	545
2.60%, 01/15/19	400	404
5.49%, 03/15/19	200	220
2.25%, 04/21/20	120	118
5.00%, 05/13/21	400	441
4.00%, 04/01/24	200	206
4.20%, 08/26/24	750	749
4.00%, 01/22/25	250	245
5.88%, 02/07/42	300	351
4.88%, 04/01/44	500	521
Bank of America NA, 6.00%, 10/15/36	250	300
Bank of Montreal
2.50%, 01/11/17	500	509
1.40%, 04/10/18	500	497
Bank of Nova Scotia, 1.30%, 07/21/17	500	501
Bank One Corp., 8.00%, 04/29/27	200	266
Barclays Bank Plc, 5.13%, 01/08/20 (e)	500	559
Barclays Plc
3.65%, 03/16/25 (e)	400	382
5.25%, 08/17/45	500	504
BB&T Corp., 1.60%, 08/15/17	500	502
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	300	303
4.25%, 01/15/21 (e)	300	329
4.30%, 05/15/43 (e)	200	193
BioMed Realty LP, 2.63%, 05/01/19	200	194
BlackRock Inc., 3.38%, 06/01/22	200	208
BNP Paribas SA
2.70%, 08/20/18	500	512
2.38%, 05/21/20	350	351
5.00%, 01/15/21	400	449
4.25%, 10/15/24	500	497
Boston Properties LP, 3.80%, 02/01/24	250	254
BPCE SA
1.61%, 07/25/17	200	201
4.00%, 04/15/24 (e)	200	208
Brandywine Operating Partnership LP, 3.95%, 02/15/23	250	247
Brookfield Asset Management Inc., 4.00%, 01/15/25	250	249
Capital One Bank USA NA, 2.30%, 06/05/19	500	496
Capital One Financial Corp., 3.50%, 06/15/23	550	546
Caterpillar Financial Services Corp.
1.63%, 06/01/17	400	404
7.15%, 02/15/19	200	233
CBL & Associates LP, 5.25%, 12/01/23	200	208
CBRE Services Inc., 5.00%, 03/15/23	100	101
Charles Schwab Corp., 2.20%, 07/25/18	250	254
Cincinnati Financial Corp., 6.13%, 11/01/34	100	118
Citigroup Inc.
1.55%, 08/14/17	350	350
6.00%, 08/15/17	250	269
1.70%, 04/27/18	500	497
8.50%, 05/22/19	300	362
2.40%, 02/18/20	350	348
5.38%, 08/09/20	300	335
4.50%, 01/14/22	500	541
4.05%, 07/30/22	400	408
5.50%, 09/13/25	300	327
5.88%, 01/30/42	489	569
Citizens Bank NA, 2.45%, 12/04/19	500	499
CME Group Inc., 3.00%, 03/15/25	200	196
CNA Financial Corp., 5.75%, 08/15/21	200	228
Comerica Inc., 2.13%, 05/23/19	150	150
Commonwealth Bank of Australia, 1.40%, 09/08/17	300	301
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/17	250	257
2.25%, 01/14/19	500	505
4.50%, 01/11/21	500	552
5.25%, 08/04/45	500	506
Council Of Europe Development Bank, 1.50%, 02/22/17	500	506
Credit Suisse, 3.63%, 09/09/24	500	501
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20 (r)	1,000	997
4.88%, 05/15/45 (r)	250	245
DDR Corp., 4.63%, 07/15/22	300	314
Deutsche Bank AG
6.00%, 09/01/17	500	539
1.88%, 02/13/18	250	249
Discover Bank
7.00%, 04/15/20	300	348
4.25%, 03/13/26	200	203
Duke Realty LP, 3.88%, 10/15/22	200	204
EPR Properties, 4.50%, 04/01/25	200	192
ERP Operating LP
5.75%, 06/15/17	150	161
2.38%, 07/01/19	300	302
Essex Portfolio LP, 3.88%, 05/01/24	200	201
European Bank for Reconstruction & Development
1.00%, 02/16/17	200	201
1.75%, 06/14/19	500	509
Export-Import Bank of Korea
4.00%, 01/11/17	300	309
2.38%, 08/12/19	200	201
2.25%, 01/21/20	350	349
Federal Realty Investment Trust, 4.50%, 12/01/44	100	99
Fifth Third Bancorp, 8.25%, 03/01/38	300	434
First Republic Bank, 2.38%, 06/17/19	300	301

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Ford Motor Credit Co. LLC
4.25%, 02/03/17	300	310
5.00%, 05/15/18	300	319
2.24%, 06/15/18	430	429
FS Investment Corp., 4.00%, 07/15/19	250	253
General Electric Capital Corp.
1.25%, 05/15/17	500	503
5.63%, 09/15/17	350	380
5.50%, 01/08/20	700	801
2.20%, 01/09/20	250	253
4.38%, 09/16/20	550	607
3.45%, 05/15/24	350	366
6.88%, 01/10/39	600	840
6.37%, 11/15/67 (i)	300	322
General Motors Financial Co. Inc.
2.63%, 07/10/17	200	200
2.40%, 04/10/18	220	218
4.38%, 09/25/21	380	388
4.00%, 01/15/25	200	189
Goldman Sachs Group Inc.
5.75%, 10/01/16	250	261
6.25%, 09/01/17	500	544
5.95%, 01/18/18	300	328
6.15%, 04/01/18	300	330
2.55%, 10/23/19	250	252
5.38%, 03/15/20	400	446
2.60%, 04/23/20	250	250
2.75%, 09/15/20	75	75
5.25%, 07/27/21	500	558
6.75%, 10/01/37	650	775
6.25%, 02/01/41	400	483
Hartford Financial Services Group Inc.
5.38%, 03/15/17	200	212
6.10%, 10/01/41	75	89
HCP Inc.
6.00%, 01/30/17	150	158
5.38%, 02/01/21	300	332
Health Care REIT Inc., 6.13%, 04/15/20	400	457
Hospitality Properties Trust, 5.63%, 03/15/17	250	262
HSBC Finance Corp., 6.68%, 01/15/21	300	351
HSBC Holdings Plc
5.10%, 04/05/21 (e)	250	277
4.25%, 03/14/24	150	149
7.63%, 05/17/32	650	830
6.10%, 01/14/42	300	374
HSBC USA Inc., 1.50%, 11/13/17	250	250
Intercontinental Exchange Group Inc., 4.00%, 10/15/23	300	313
Intesa Sanpaolo SpA, 3.88%, 01/15/19	300	311
Jefferies Group Inc., 5.13%, 04/13/18	250	262
John Deere Capital Corp.
1.20%, 10/10/17	250	250
1.35%, 01/16/18	300	300
2.05%, 03/10/20	200	200
JPMorgan Chase & Co.
1.35%, 02/15/17	500	501
6.00%, 01/15/18	750	820
1.70%, 03/01/18	750	748
6.30%, 04/23/19	500	569
4.40%, 07/22/20	600	647
3.20%, 01/25/23	500	496
3.63%, 05/13/24	250	254
3.13%, 01/23/25	305	294
5.60%, 07/15/41	500	573
JPMorgan Chase Bank NA, 6.00%, 10/01/17	500	540
KeyCorp, 2.30%, 12/13/18	400	402
Korea Finance Corp., 2.88%, 08/22/18	250	256
Landwirtschaftliche Rentenbank, 5.13%, 02/01/17	500	529
Liberty Property LP, 3.75%, 04/01/25	200	195
Lincoln National Corp., 4.00%, 09/01/23	500	519
Lloyds Bank Plc
1.75%, 03/16/18	200	200
1.75%, 05/14/18	400	399
6.38%, 01/21/21	200	238
Manufacturers & Traders Trust Co., 2.10%, 02/06/20	350	348
Markel Corp., 5.00%, 03/30/43	150	152
Marsh & McLennan Cos. Inc., 2.35%, 09/10/19	250	253
McGraw-Hill Financial Inc.
4.40%, 02/15/26 (r)	90	91
6.55%, 11/15/37	500	579
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	550	615
MetLife Inc.
7.72%, 02/15/19	500	592
3.60%, 04/10/24	250	255
5.70%, 06/15/35	100	117
6.40%, 12/15/36	100	109
5.88%, 02/06/41	300	362
Mid-America Apartments LP, 4.30%, 10/15/23	200	205
Moody’s Corp., 2.75%, 07/15/19	350	356
Morgan Stanley
5.75%, 10/18/16	410	429
6.63%, 04/01/18	500	557
2.13%, 04/25/18	500	503
2.80%, 06/16/20	200	201
5.75%, 01/25/21	400	456
3.75%, 02/25/23	300	307
3.70%, 10/23/24	100	101
4.00%, 07/23/25	750	767
6.25%, 08/09/26	200	240
4.35%, 09/08/26	650	654
6.38%, 07/24/42	300	371
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	250
2.00%, 01/27/20	250	248
Nomura Holdings Inc, 6.70%, 03/04/20	400	471
Northern Trust Corp., 3.95%, 10/30/25	250	261
Oesterreichische Kontrollbank AG, 1.38%, 02/10/20 (e)	250	249
Omega Healthcare Investors Inc., 4.95%, 04/01/24	250	253
PartnerRe Finance B LLC, 5.50%, 06/01/20	90	100
PNC Bank NA, 4.20%, 11/01/25	300	315
PNC Financial Services Group Inc., 2.60%, 07/21/20	650	659
PNC Funding Corp., 6.70%, 06/10/19	500	582
Progressive Corp., 4.35%, 04/25/44	200	200
Prudential Financial Inc.
3.50%, 05/15/24	500	503
5.75%, 07/15/33	150	170
5.40%, 06/13/35	100	110
4.60%, 05/15/44	150	151
Realty Income Corp., 4.13%, 10/15/26	250	255
Royal Bank of Canada
1.25%, 06/16/17	300	300
2.15%, 03/15/19 (e)	250	253
Royal Bank of Scotland Plc
6.40%, 10/21/19	200	225
6.13%, 01/11/21	300	349
Shell International Finance BV
3.25%, 05/11/25	230	228
4.13%, 05/11/35	110	107
4.38%, 05/11/45	260	256

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Simon Property Group LP
3.38%, 03/15/22	400	411
6.75%, 02/01/40	100	132
State Street Corp.
2.55%, 08/18/20	500	507
3.10%, 05/15/23	500	493
Sumitomo Mitsui Banking Corp.
1.75%, 01/16/18	250	250
3.40%, 07/11/24	500	496
SunTrust Bank, 1.35%, 02/15/17	500	500
SunTrust Banks Inc., 2.35%, 11/01/18	500	504
Svensk Exportkredit AB, 1.88%, 06/17/19	250	254
Svenska Handelsbanken AB, 2.25%, 06/17/19	300	303
Synchrony Financial, 4.25%, 08/15/24	250	249
TD Ameritrade Holding Corp., 2.95%, 04/01/22	200	200
Toronto-Dominion Bank, 1.63%, 03/13/18	500	502
Toyota Motor Credit Corp.
1.13%, 05/16/17 (e)	250	251
2.13%, 07/18/19	200	201
4.25%, 01/11/21	400	441
Travelers Property Casualty Corp., 6.38%, 03/15/33	200	250
Trinity Acquisition Plc, 4.63%, 08/15/23	350	362
U.S. Bancorp
4.13%, 05/24/21	400	434
2.95%, 07/15/22	400	398
U.S. Bank NA, 1.10%, 01/30/17	200	200
UBS AG
1.38%, 06/01/17	510	509
5.88%, 12/20/17	146	159
4.88%, 08/04/20	391	434
Ventas Realty LP
4.00%, 04/30/19	250	263
3.50%, 02/01/25	250	242
Wachovia Bank NA, 6.00%, 11/15/17	250	273
Weingarten Realty Investors, 3.38%, 10/15/22	100	99
Wells Fargo & Co.
1.50%, 01/16/18	500	500
4.60%, 04/01/21	500	549
3.50%, 03/08/22	500	517
3.00%, 02/19/25	140	135
4.10%, 06/03/26	200	202
5.38%, 02/07/35	250	287
5.38%, 11/02/43	250	275
5.61%, 01/15/44	750	838
Westpac Banking Corp.
1.20%, 05/19/17 (e)	250	250
1.50%, 12/01/17	200	200
4.88%, 11/19/19	400	443
Weyerhaeuser Co., 7.38%, 03/15/32	200	251
XLIT Ltd., 6.38%, 11/15/24	200	237
		91,020
HEALTH CARE - 2.4%
Abbott Laboratories, 5.13%, 04/01/19	250	277
AbbVie Inc.
2.00%, 11/06/18	400	402
2.90%, 11/06/22	400	391
3.60%, 05/14/25	140	138
4.50%, 05/14/35	180	171
4.70%, 05/14/45	260	252
Actavis Funding SCS, 2.45%, 06/15/19	300	301
Aetna Inc.
1.50%, 11/15/17	200	200
3.50%, 11/15/24	200	199
6.63%, 06/15/36	150	185
4.13%, 11/15/42	200	185
Agilent Technologies Inc., 5.00%, 07/15/20	200	218
AmerisourceBergen Corp., 1.15%, 05/15/17	250	249
Amgen Inc.
1.25%, 05/22/17	250	250
5.85%, 06/01/17	300	321
3.63%, 05/22/24	250	251
5.15%, 11/15/41	400	411
Anthem Inc., 3.50%, 08/15/24	500	495
AstraZeneca Plc
5.90%, 09/15/17	250	272
6.45%, 09/15/37	250	322
Baxalta Inc., 4.00%, 06/23/25 (r)	250	251
Baxter International Inc., 4.25%, 03/15/20	200	214
Becton Dickinson and Co.
1.80%, 12/15/17	350	352
3.25%, 11/12/20	850	870
Biogen Inc.
2.90%, 09/15/20	160	161
4.05%, 09/15/25	140	142
Bristol-Myers Squibb Co., 2.00%, 08/01/22	300	288
Cardinal Health Inc.
1.70%, 03/15/18	400	399
3.75%, 09/15/25	100	102
Celgene Corp.
3.95%, 10/15/20	300	319
3.88%, 08/15/25	220	220
4.63%, 05/15/44	250	237
Cigna Corp., 4.00%, 02/15/22	500	518
Covidien International Finance SA, 6.00%, 10/15/17	300	328
Dignity Health, 3.81%, 11/01/24	300	308
Eli Lilly & Co.
5.20%, 03/15/17	100	106
5.55%, 03/15/37	100	118
Express Scripts Holding Co., 3.50%, 06/15/24	300	295
Gilead Sciences Inc.
2.55%, 09/01/20	240	242
4.40%, 12/01/21	200	217
4.80%, 04/01/44	400	403
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	200	222
2.80%, 03/18/23	500	494
Howard Hughes Medical Institute, 3.50%, 09/01/23	250	262
Humana Inc., 4.95%, 10/01/44	200	203
Johnson & Johnson
5.95%, 08/15/37	250	324
4.50%, 12/05/43	100	109
Laboratory Corp. of America Holdings, 2.20%, 08/23/17	250	253
McKesson Corp.
5.70%, 03/01/17	100	106
2.85%, 03/15/23	500	485
4.88%, 03/15/44	60	60
Medco Health Solutions Inc., 7.13%, 03/15/18 (l)	200	224
Medtronic Inc.
4.45%, 03/15/20	400	440
3.50%, 03/15/25	210	214
4.38%, 03/15/35	500	506
4.63%, 03/15/45	350	361
Memorial Sloan-Kettering Cancer Center, 4.20%, 07/01/55	250	228
Merck & Co. Inc.
2.35%, 02/10/22	250	246
2.40%, 09/15/22	400	390
3.60%, 09/15/42	200	185
3.70%, 02/10/45	250	230
Mylan Inc., 4.20%, 11/29/23	400	404

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Novartis Capital Corp., 4.40%, 05/06/44	200	215
Novartis Securities Investment Ltd., 5.13%, 02/10/19	500	556
Pfizer Inc.
6.20%, 03/15/19 (e)	500	571
4.40%, 05/15/44	250	251
Pharmacia Corp., 6.60%, 12/01/28 (k)	50	64
Quest Diagnostics Inc.
4.70%, 04/01/21	200	217
3.50%, 03/30/25	300	291
St. Jude Medical Inc., 4.75%, 04/15/43	200	196
Stryker Corp., 4.10%, 04/01/43	200	187
Teva Pharmaceutical Finance LLC
2.25%, 03/18/20	200	198
6.15%, 02/01/36	8	9
Thermo Fisher Scientific Inc., 5.30%, 02/01/44	200	211
Trinity Health Corp., 4.13%, 12/01/45	250	235
UnitedHealth Group Inc.
1.40%, 10/15/17	750	754
6.00%, 02/15/18	150	165
4.70%, 02/15/21	400	445
3.75%, 07/15/25	140	145
5.80%, 03/15/36	150	179
4.75%, 07/15/45	110	116
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	200	201
3.80%, 11/18/24	200	199
4.50%, 11/18/34	200	189
Watson Pharmaceuticals Inc.
3.25%, 10/01/22	500	487
4.63%, 10/01/42	500	462
WellPoint Inc.
3.30%, 01/15/23	300	297
4.65%, 01/15/43	200	196
Wyeth LLC, 5.95%, 04/01/37	250	301
Zimmer Holdings Inc.
3.15%, 04/01/22	200	198
3.55%, 04/01/25	200	196
Zoetis Inc., 1.88%, 02/01/18	300	299
		25,556
INDUSTRIALS - 1.5%
3M Co.
2.00%, 06/26/22	250	244
5.70%, 03/15/37	150	185
Air Lease Corp, 3.38%, 01/15/19 (e)	400	405
Boeing Co., 4.88%, 02/15/20	500	563
Burlington Northern Santa Fe LLC
3.05%, 09/01/22	500	499
6.15%, 05/01/37	100	120
5.75%, 05/01/40	400	457
Canadian National Railway Co., 5.55%, 03/01/19	200	224
Canadian Pacific Railway Co.
3.70%, 02/01/26	90	90
6.13%, 09/15/15	90	96
Caterpillar Inc.
3.90%, 05/27/21	300	323
4.30%, 05/15/44 (e)	300	291
CSX Corp.
7.38%, 02/01/19	300	350
3.70%, 11/01/23	200	207
5.50%, 04/15/41	205	227
3.95%, 05/01/50	300	260
Dover Corp., 5.38%, 03/01/41	150	171
Eaton Corp.
1.50%, 11/02/17	300	300
4.15%, 11/02/42	100	92
Emerson Electric Co.
2.63%, 12/01/21	350	354
2.63%, 02/15/23	360	354
FedEx Corp., 3.88%, 08/01/42	200	175
GATX Corp., 4.75%, 06/15/22	350	374
General Electric Co.
5.25%, 12/06/17	600	650
2.70%, 10/09/22	250	251
Honeywell International Inc., 5.38%, 03/01/41	300	357
Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 08/15/18	200	225
Koninklijke Philips Electronics NV, 5.75%, 03/11/18	350	380
L-3 Communications Corp., 4.95%, 02/15/21	500	531
Latam Airlines Pass-Through Trust, 4.20%, 11/15/27 (r)	350	337
Lockheed Martin Corp., 4.07%, 12/15/42	243	230
Massachusetts Institute of Technology, 4.68%, 07/01/14	250	261
Norfolk Southern Corp.
5.90%, 06/15/19	300	341
2.90%, 02/15/23	79	77
3.85%, 01/15/24	200	205
4.84%, 10/01/41	224	226
Northrop Grumman Corp.
4.75%, 06/01/43	155	160
3.85%, 04/15/45	250	225
Northrop Grumman Systems Corp., 5.05%, 08/01/19	210	230
Pitney Bowes Inc., 5.75%, 09/15/17	76	82
Precision Castparts Corp.
2.50%, 01/15/23	300	291
4.20%, 06/15/35	150	151
Raytheon Co., 3.13%, 10/15/20	500	524
Republic Services Inc., 6.20%, 03/01/40	300	353
Roper Industries Inc., 1.85%, 11/15/17	300	300
Ryder System Inc., 2.50%, 05/11/20	350	348
Stanley Black & Decker Inc., 3.40%, 12/01/21	150	156
Union Pacific Corp.
2.25%, 06/19/20	100	101
4.82%, 02/01/44	332	362
United Parcel Service Inc., 6.20%, 01/15/38	350	453
United Technologies Corp.
1.80%, 06/01/17	300	304
6.70%, 08/01/28	50	64
5.70%, 04/15/40	500	593
Waste Management Inc.
6.10%, 03/15/18	200	220
2.90%, 09/15/22	200	198
WW Grainger Inc., 4.60%, 06/15/45	200	211
		15,758
INFORMATION TECHNOLOGY - 1.7%
Alibaba Group Holding Ltd., 4.50%, 11/28/34 (r)	300	279
Apple Inc.
1.05%, 05/05/17	250	251
0.90%, 05/12/17	200	200
2.85%, 05/06/21	300	308
2.40%, 05/03/23	650	630
3.45%, 05/06/24	400	413
4.38%, 05/13/45	400	394
Autodesk Inc., 4.38%, 06/15/25	500	502
Baidu Inc., 2.75%, 06/09/19	400	396
CA Inc., 4.50%, 08/15/23	400	413
Cisco Systems Inc.
1.65%, 06/15/18	100	101
4.45%, 01/15/20	300	330

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
2.90%, 03/04/21	500	513
3.00%, 06/15/22	100	102
3.50%, 06/15/25	100	103
5.90%, 02/15/39	250	305
Computer Sciences Corp., 4.45%, 09/15/22	300	309
Corning Inc., 5.75%, 08/15/40	95	114
eBay Inc., 1.35%, 07/15/17	200	199
EMC Corp., 1.88%, 06/01/18	500	501
Fidelity National Information Services Inc., 3.50%, 04/15/23	200	190
Harris Corp.
4.40%, 12/15/20	250	265
3.83%, 04/28/25	250	245
5.05%, 04/27/45	250	241
Hewlett-Packard Co.
4.30%, 06/01/21	200	209
4.05%, 09/15/22	300	302
Intel Corp.
2.70%, 12/15/22	200	197
3.70%, 07/29/25	500	514
4.25%, 12/15/42	400	387
International Business Machines Corp.
5.70%, 09/14/17	600	652
1.13%, 02/06/18 (e)	350	349
1.63%, 05/15/20	300	296
7.00%, 10/30/25	200	257
4.00%, 06/20/42 (e)	200	185
Jabil Circuit Inc., 4.70%, 09/15/22	300	292
Juniper Networks Inc., 4.35%, 06/15/25	200	197
Keysight Technologies Inc., 4.55%, 10/30/24 (r)	300	292
MasterCard Inc., 2.00%, 04/01/19	300	303
Microsoft Corp.
0.88%, 11/15/17	1,000	1,000
3.00%, 10/01/20 (e)	600	632
2.38%, 02/12/22	200	200
3.50%, 02/12/35	100	93
5.30%, 02/08/41 (e)	200	233
Motorola Solutions Inc., 3.50%, 09/01/21	300	285
Oracle Corp.
5.75%, 04/15/18	350	387
2.25%, 10/08/19	300	304
3.88%, 07/15/20	300	324
3.63%, 07/15/23	400	416
3.90%, 05/15/35	350	332
4.50%, 07/08/44	200	202
4.38%, 05/15/55	160	149
QUALCOMM Inc.
2.25%, 05/20/20	200	199
3.45%, 05/20/25	150	142
4.65%, 05/20/35	60	55
4.80%, 05/20/45	90	79
Seagate HDD Cayman, 5.75%, 12/01/34 (r)	250	241
Texas Instruments Inc., 1.65%, 08/03/19	200	199
Western Union Co., 5.25%, 04/01/20	200	219
Xerox Corp.
6.35%, 05/15/18	500	550
3.50%, 08/20/20	500	503
		18,480
MATERIALS - 1.1%
Airgas Inc., 2.38%, 02/15/20	250	248
Albemarle Corp., 5.45%, 12/01/44	150	152
Barrick Gold Corp.
6.95%, 04/01/19 (e)	200	224
5.95%, 10/15/39	300	249
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	500	503
5.40%, 03/29/17	200	212
4.13%, 02/24/42	250	224
CF Industries Inc, 3.45%, 06/01/23	250	238
Dow Chemical Co.
8.55%, 05/15/19 (l)	97	117
5.25%, 11/15/41	200	191
4.63%, 10/01/44	250	226
E.I. du Pont de Nemours & Co.
4.25%, 04/01/21	300	328
4.90%, 01/15/41	150	160
Eastman Chemical Co.
3.80%, 03/15/25	250	244
4.65%, 10/15/44	200	183
Ecolab Inc., 5.50%, 12/08/41	150	170
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22 (e)	500	370
5.45%, 03/15/43	200	139
Goldcorp Inc., 3.63%, 06/09/21	300	289
International Paper Co., 8.70%, 06/15/38 (l)	150	202
LYB International Finance BV, 5.25%, 07/15/43	750	747
LyondellBasell Industries NV, 5.00%, 04/15/19	250	269
MeadWestvaco Corp., 7.38%, 09/01/19	250	293
Methanex Corp., 3.25%, 12/15/19	200	200
Monsanto Co., 3.60%, 07/15/42	300	241
Newmont Mining Corp.
3.50%, 03/15/22 (e)	500	449
5.88%, 04/01/35	50	43
Nucor Corp., 6.40%, 12/01/37	200	233
Packaging Corp. of America, 4.50%, 11/01/23	200	209
Plum Creek Timberlands LP, 4.70%, 03/15/21	200	216
Praxair Inc.
2.20%, 08/15/22	300	287
2.65%, 02/05/25	400	387
Rio Tinto Alcan Inc., 5.75%, 06/01/35	250	264
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25	250	244
Rio Tinto Finance USA Plc
2.00%, 03/22/17	300	301
3.50%, 03/22/22	500	498
Rockwood Specialties Group Inc., 4.63%, 10/15/20	150	155
RPM International Inc., 6.13%, 10/15/19	200	224
Sigma-Aldrich Corp., 3.38%, 11/01/20	230	237
Southern Copper Corp., 7.50%, 07/27/35	150	145
Teck Resources Ltd.
3.00%, 03/01/19 (e)	400	285
4.50%, 01/15/21	250	168
Vale Overseas Ltd.
6.25%, 01/23/17	150	153
6.88%, 11/21/36	400	318
		11,235
TELECOMMUNICATION SERVICES - 1.2%
America Movil SAB de CV
2.38%, 09/08/16	100	101
6.38%, 03/01/35	200	227
4.38%, 07/16/42	200	178
AT&T Inc.
2.30%, 03/11/19 (e)	500	502
2.45%, 06/30/20	150	148
3.00%, 06/30/22	150	146
3.40%, 05/15/25	200	191
4.50%, 05/15/35	100	92
6.50%, 09/01/37	500	567
4.35%, 06/15/45	500	427
4.75%, 05/15/46	200	183
British Telecommunications Plc, 9.63%, 12/15/30 (k)	250	373
Deutsche Telekom International Finance BV, 8.75%, 06/15/30 (k)	300	429

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Embarq Corp., 8.00%, 06/01/36	200	206
France Telecom SA, 5.38%, 01/13/42	100	107
GTE Corp.
6.84%, 04/15/18	250	282
6.94%, 04/15/28	50	60
Orange SA, 2.75%, 02/06/19	250	257
Pacific Bell Telephone Co., 7.13%, 03/15/26	500	612
Qwest Corp., 7.25%, 09/15/25	110	119
Rogers Communications Inc., 6.80%, 08/15/18	500	566
Telefonica Emisiones SAU, 5.13%, 04/27/20	350	383
Telefonica Europe BV, 8.25%, 09/15/30	500	649
Verizon Communications Inc.
1.35%, 06/09/17	500	499
4.50%, 09/15/20	100	108
3.45%, 03/15/21	500	513
2.45%, 11/01/22 (e)	500	473
5.15%, 09/15/23 (e)	250	276
6.40%, 09/15/33	350	401
6.90%, 04/15/38	300	364
6.00%, 04/01/41	600	655
6.55%, 09/15/43	600	710
5.01%, 08/21/54	300	274
4.67%, 03/15/55	500	431
Verizon Florida LLC, 6.86%, 02/01/28 (e)	200	174
Vodafone Group Plc
1.50%, 02/19/18	400	398
7.88%, 02/15/30	200	248
		12,329
UTILITIES - 1.7%
Alabama Power Co.
2.80%, 04/01/25	350	337
6.00%, 03/01/39	250	303
Ameren Illinois Co., 3.25%, 03/01/25	250	253
Appalachian Power Co., 6.70%, 08/15/37	200	250
Arizona Public Service Co.
3.35%, 06/15/24	100	102
4.50%, 04/01/42	100	104
Atmos Energy Corp., 4.13%, 10/15/44	300	284
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	250	274
Connecticut Light & Power Co., 5.50%, 02/01/19	360	404
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	300	348
5.70%, 06/15/40	100	119
Consumers Energy Co., 3.13%, 08/31/24	250	253
Detroit Edison Co., 5.60%, 06/15/18	250	276
Dominion Gas Holdings LLC, 3.55%, 11/01/23	200	200
Dominion Resources Inc.
2.50%, 12/01/19	200	201
4.45%, 03/15/21	200	214
7.00%, 06/15/38	200	248
DTE Electric Co.
3.38%, 03/01/25	200	206
6.63%, 06/01/36	60	80
Duke Energy Carolinas LLC
7.00%, 11/15/18	100	116
5.30%, 02/15/40	300	356
Duke Energy Indiana Inc., 6.12%, 10/15/35	250	309
Entergy Arkansas Inc., 3.75%, 02/15/21	400	425
Exelon Corp.
2.85%, 06/15/20	320	323
3.95%, 06/15/25	150	151
4.95%, 06/15/35	250	252
Exelon Generation Co. LLC, 6.20%, 10/01/17	200	216
First Energy Solutions Corp., 6.80%, 08/15/39	200	199
Florida Power & Light Co., 5.13%, 06/01/41	200	231
Florida Power Corp., 4.55%, 04/01/20	300	331
Georgia Power Co., 4.25%, 12/01/19	300	327
Great Plains Energy Inc., 4.85%, 06/01/21	250	274
Hydro Quebec, 9.40%, 02/01/21	250	334
Iberdrola International BV, 6.75%, 07/15/36	150	186
Interstate Power & Light Co., 3.25%, 12/01/24	300	304
Kentucky Utilities Co., 5.13%, 11/01/40	300	340
LG&E and KU Energy LLC, 3.75%, 11/15/20	300	314
MidAmerican Energy Co.
3.50%, 10/15/24	200	207
6.75%, 12/30/31	50	65
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	500	628
NextEra Energy Capital Holdings Inc.
6.00%, 03/01/19	100	111
2.40%, 09/15/19	300	299
NiSource Finance Corp., 5.95%, 06/15/41	250	291
Northern States Power Co.
5.25%, 03/01/18	350	383
2.15%, 08/15/22	200	193
4.13%, 05/15/44	500	506
NorthWestern Corp., 4.18%, 11/15/44	150	150
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	150	185
5.25%, 09/30/40	200	220
Pacific Gas & Electric Co.
6.05%, 03/01/34	200	242
4.45%, 04/15/42	400	404
PacifiCorp
2.95%, 06/01/23	300	299
6.25%, 10/15/37	200	255
PECO Energy Co., 4.15%, 10/01/44	250	249
Piedmont Natural Gas Co. Inc., 4.10%, 09/18/34	250	249
Progress Energy Inc., 7.75%, 03/01/31	300	406
PSEG Power LLC, 8.63%, 04/15/31	75	102
Public Service Electric & Gas Co., 5.50%, 03/01/40	200	240
Puget Sound Energy Inc., 5.76%, 10/01/39	200	239
San Diego Gas & Electric Co., 5.35%, 05/15/40	200	238
Sempra Energy, 9.80%, 02/15/19	300	371
South Carolina Electric & Gas Co., 4.50%, 06/01/64	100	95
Southern California Edison Co.
6.00%, 01/15/34	75	91
4.05%, 03/15/42	200	198
Southern California Gas Co., 4.45%, 03/15/44	150	159
Teco Finance Inc., 5.15%, 03/15/20	200	220
Union Electric Co.
6.40%, 06/15/17	100	108
3.65%, 04/15/45	350	321
Virginia Electric & Power Co., 5.95%, 09/15/17	250	272
Virginia Electric & Power Co.
6.00%, 05/15/37	200	251
4.45%, 02/15/44	100	105
Wisconsin Energy Corp.
2.45%, 06/15/20	200	202
3.55%, 06/15/25	60	61
Wisconsin Power & Light Co., 4.10%, 10/15/44	150	147
		18,206
Total Corporate Bonds and Notes (cost $261,048)		263,091

GOVERNMENT AND AGENCY OBLIGATIONS - 72.1%
GOVERNMENT SECURITIES - 43.1%
Federal Farm Credit Bank - 0.0% (w)
Federal Farm Credit Bank, 0.54%, 11/07/16	450	450

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Federal Home Loan Bank - 0.5% (w)
Federal Home Loan Bank
4.75%, 12/16/16	300	315
4.88%, 05/17/17	900	962
1.00%, 06/21/17	800	805
0.75%, 09/08/17	600	600
5.00%, 11/17/17	355	386
2.00%, 09/14/18	655	674
1.63%, 06/14/19	250	254
4.13%, 03/13/20	450	502
5.50%, 07/15/36	400	529
		5,027
Federal Home Loan Mortgage Corp. - 0.9% (w)
Federal Home Loan Mortgage Corp.
5.13%, 10/18/16 - 11/17/17	1,420	1,523
0.88%, 02/22/17	750	754
1.00%, 03/08/17 (e)	1,000	1,006
1.25%, 05/12/17	250	253
5.50%, 08/23/17 (e)	350	382
1.03%, 11/28/17	500	501
0.88%, 03/07/18 (e)	800	801
1.20%, 06/12/18	350	350
3.75%, 03/27/19 (e)	480	523
1.75%, 05/30/19	750	764
1.25%, 08/01/19 (e)	250	250
1.40%, 08/22/19	500	500
1.38%, 05/01/20 (e)	800	799
2.38%, 01/13/22 (e)	500	515
3.06%, 06/14/28	120	118
6.75%, 09/15/29 (e)	60	88
6.75%, 03/15/31	120	175
6.25%, 07/15/32 (e)	600	850
		10,152
Federal National Mortgage Association - 1.1% (w)
Federal National Mortgage Association
1.25%, 01/30/17	1,000	1,010
0.00%, 06/01/17 - 10/09/19 (j)	765	715
0.95%, 08/23/17	1,000	998
1.07%, 09/27/17	750	751
0.88%, 10/26/17 (e)	550	552
1.00%, 12/28/17 - 04/30/18	2,335	2,333
1.13%, 03/28/18	415	415
0.88%, 05/21/18	1,000	999
1.75%, 09/12/19 (e)	700	712
1.55%, 10/29/19	250	250
2.63%, 09/06/24	500	512
7.25%, 05/15/30	540	816
6.63%, 11/15/30	631	912
6.00%, 04/18/36	300	309
		11,284
Municipals - 0.9%
American Municipal Power-Ohio Inc., 7.50%, 02/15/50	200	264
Bay Area Toll Authority, 6.26%, 04/01/49	200	266
Chicago Transit Authority, 6.90%, 12/01/40	200	224
City of Houston TX Utility System Revenue, 3.83%, 05/15/28	250	262
City of New York, 5.97%, 03/01/36	200	249
City of San Francisco Public Utilities Commission, 6.00%, 11/01/40	200	243
Commonwealth of Massachusetts, 4.91%, 05/01/29	300	341
Cook County, Illinois, 6.23%, 11/15/34	100	104
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	200	257
Dallas County Hospital District, 5.62%, 08/15/44	300	363
Dallas Independent School District (insured by Texas Permanent School Fund), 6.45%, 02/15/35	300	352
Florida Hurricane Catastrophe Fund Finance Corp., 2.11%, 07/01/18	400	404
Los Angeles Department of Water & Power, 5.72%, 07/01/39	245	295
Los Angeles Unified School District, 5.76%, 07/01/29	200	236
Metropolitan Transportation Authority, 6.65%, 11/15/39	290	372
Municipal Electric Authority of Georgia, 7.06%, 04/01/57	200	225
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp.), 7.43%, 02/15/29	200	226
New Jersey State Turnpike Authority, 7.10%, 01/01/41	250	337
New York City Municipal Water Finance Authority, 6.01%, 06/15/42	235	302
Ohio State University, College & University Revenue, 4.91%, 06/01/40	200	227
Port Authority of New York & New Jersey, GO
6.04%, 12/01/29	200	246
4.46%, 10/01/62	300	290
San Diego County Water Authority Financing Corp., 6.14%, 05/01/49	260	327
State of California
5.75%, 03/01/17	250	268
7.30%, 10/01/39	150	208
7.60%, 11/01/40	400	585
State of Connecticut, 5.09%, 10/01/30	250	277
State of Georgia, 4.50%, 11/01/25	300	336
State of Illinois, 5.10%, 06/01/33	300	281
State of Illinois, Transit Improvements, 7.35%, 07/01/35	400	431
State of Texas, 5.52%, 04/01/39	200	253
University of California, 1.80%, 07/01/19	250	251
		9,302
Sovereign - 4.0%
African Development Bank, 0.75%, 10/18/16	130	130
Asian Development Bank
1.13%, 03/15/17	500	504
5.59%, 07/16/18	400	447
1.63%, 08/26/20	500	503
2.13%, 03/19/25	200	198
6.38%, 10/01/28	210	289
Brazil Government International Bond
6.00%, 01/17/17	300	312
8.88%, 04/15/24	200	237
10.13%, 05/15/27	535	690
7.13%, 01/20/37	300	280
Canada Government International Bond, 1.63%, 02/27/19	200	203
Chile Government International Bond, 3.88%, 08/05/20	300	320
Colombia Government International Bond
8.13%, 05/21/24	400	490
7.38%, 09/18/37 (e)	400	449
5.63%, 02/26/44	200	187
European Investment Bank
1.75%, 03/15/17	500	508
5.13%, 05/30/17	500	536
1.00%, 08/17/17 - 06/15/18	1,200	1,201
1.13%, 08/15/18	1,000	1,001
1.88%, 03/15/19 - 02/10/25	1,000	996
1.38%, 06/15/20	340	338
4.00%, 02/16/21	500	560

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
2.50%, 04/15/21	400	417
Export Development Canada, 1.75%, 08/19/19 (e)	500	508
Federal Republic of Brazil, 12.25%, 03/06/30	220	324
FMS Wertmanagement AoeR, 1.75%, 03/17/20	300	304
Inter-American Development Bank
1.13%, 03/15/17 - 08/28/18	1,500	1,507
1.25%, 01/16/18	300	303
3.88%, 02/14/20	700	774
2.13%, 01/15/25	500	496
4.38%, 01/24/44	100	121
International Bank for Reconstruction & Development
0.75%, 12/15/16	250	251
1.13%, 07/18/17	500	504
1.38%, 04/10/18	750	759
1.88%, 10/07/19 (e)	300	307
1.63%, 02/10/22	350	346
7.63%, 01/19/23	300	414
2.50%, 07/29/25	340	349
International Finance Corp.
2.13%, 11/17/17	500	513
0.63%, 12/21/17 (e)	500	497
1.63%, 07/16/20	500	504
Israel Government AID Bond, 5.50%, 04/26/24	142	176
Israel Government International Bond, 4.00%, 06/30/22	500	541
Italy Government International Bond
6.88%, 09/27/23	450	571
5.38%, 06/15/33	200	230
Japan Bank for International Cooperation
1.13%, 07/19/17	500	501
2.13%, 02/10/25	250	243
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	300	331
Kreditanstalt fur Wiederaufbau
4.88%, 01/17/17	700	738
1.25%, 02/15/17	1,000	1,009
0.88%, 12/15/17	500	500
1.00%, 01/26/18	350	351
1.75%, 10/15/19	300	304
1.88%, 06/30/20	620	630
2.75%, 09/08/20	500	529
2.63%, 01/25/22	700	734
2.50%, 11/20/24	300	308
2.00%, 05/02/25	680	666
0.00%, 06/29/37 (j)	300	154
Mexico Government International Bond
5.63%, 01/15/17	500	530
3.50%, 01/21/21	750	763
3.60%, 01/30/25	230	226
8.30%, 08/15/31 (e)	300	424
4.75%, 03/08/44	556	507
4.60%, 01/23/46	250	223
Nordic Investment Bank
5.00%, 02/01/17	300	317
1.13%, 03/19/18	200	201
Panama Government International Bond
5.20%, 01/30/20	200	216
6.70%, 01/26/36	400	476
Peru Government International Bond, 6.55%, 03/14/37	250	287
Philippine Government International Bond
6.50%, 01/20/20	400	472
4.20%, 01/21/24 (e)	500	548
9.50%, 02/02/30	400	635
Poland Government International Bond
5.00%, 03/23/22	500	559
3.00%, 03/17/23	500	499
Province of British Columbia, Canada
1.20%, 04/25/17	300	302
6.50%, 01/15/26	70	93
Province of Manitoba, Canada, 3.05%, 05/14/24	350	363
Province of Nova Scotia, Canada, 8.75%, 04/01/22	250	341
Province of Ontario, Canada
4.95%, 11/28/16	300	315
3.15%, 12/15/17 (e)	300	313
1.20%, 02/14/18 (e)	500	501
3.20%, 05/16/24	300	316
Province of Quebec, Canada
7.50%, 07/15/23	100	134
7.13%, 02/09/24	250	329
2.88%, 10/16/24	300	307
Republic of Korea, 5.63%, 11/03/25	250	313
South Africa Government International Bond
5.50%, 03/09/20	200	213
4.67%, 01/17/24 (e)	200	198
5.38%, 07/24/44	250	233
Svensk Exportkredit AB, 5.13%, 03/01/17	200	212
Tennessee Valley Authority
5.50%, 07/18/17	450	488
5.38%, 04/01/56	300	372
Turkey Government International Bond
3.25%, 03/23/23	900	801
4.25%, 04/14/26 (e)	500	454
8.00%, 02/14/34	400	483
4.88%, 04/16/43	300	250
6.63%, 02/17/45 (e)	200	213
Uruguay Government International Bond, 4.13%, 11/20/45	200	158
		42,678
U.S. Treasury Securities - 35.7%
U.S. Treasury Bond
8.75%, 05/15/17	634	718
8.13%, 08/15/19 (e)	1,000	1,264
8.50%, 02/15/20 (e)	1,000	1,308
8.13%, 08/15/21	800	1,094
8.00%, 11/15/21	610	837
7.25%, 08/15/22	1,000	1,360
6.25%, 08/15/23 (e)	780	1,032
6.88%, 08/15/25	1,870	2,687
6.13%, 11/15/27	950	1,349
5.50%, 08/15/28	900	1,227
5.25%, 11/15/28	500	669
6.25%, 05/15/30	340	505
5.38%, 02/15/31	900	1,250
4.50%, 02/15/36 (e)	1,771	2,323
3.50%, 02/15/39 (e)	720	812
4.25%, 05/15/39 (e)	110	139
4.50%, 08/15/39	1,114	1,454
4.38%, 11/15/39 - 05/15/41	3,333	4,286
3.88%, 08/15/40	1,000	1,192
4.25%, 11/15/40	1,914	2,414
4.75%, 02/15/41 (e)	1,435	1,947
3.75%, 08/15/41	1,418	1,665
3.13%, 11/15/41 - 08/15/44	3,724	3,907
3.00%, 05/15/42 - 11/15/44	4,220	4,314
2.75%, 08/15/42 - 11/15/42	2,618	2,553
3.13%, 02/15/43 (e)	1,680	1,760
2.88%, 05/15/43 (e)	2,000	1,995
3.63%, 08/15/43 (e)	2,570	2,959
3.75%, 11/15/43 (e)	2,375	2,797
3.63%, 02/15/44	2,245	2,583
3.38%, 05/15/44	2,940	3,228

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
2.50%, 02/15/45 (e)	2,510	2,312
3.00%, 05/15/45 (e)	1,200	1,229
2.88%, 08/15/45	700	700
U.S. Treasury Note
0.50%, 09/30/16 - 04/30/17	3,700	3,701
1.00%, 09/30/16 - 11/30/19	7,780	7,773
0.63%, 10/15/16 - 04/30/18 (e)	26,485	26,495
0.38%, 10/31/16 (e)	1,400	1,400
1.00%, 10/31/16 - 05/31/1 (e)	10,321	10,379
3.13%, 10/31/16 - 05/15/19 (e)	6,078	6,336
4.63%, 11/15/16	2,212	2,316
0.50%, 11/30/16 - 07/31/17 (e)	5,660	5,660
0.88%, 11/30/16 - 01/31/18	13,778	13,842
2.75%, 11/30/16 - 02/15/19	3,848	4,008
3.25%, 12/31/16 (e)	1,120	1,159
0.75%, 01/15/17 - 04/15/18	7,800	7,818
0.88%, 01/31/17 - 07/15/18 (e)	13,657	13,711
4.63%, 02/15/17 (e)	1,209	1,277
3.00%, 02/28/17	882	913
0.75%, 03/15/17 - 03/31/18 (e)	6,900	6,903
3.25%, 03/31/17	1,241	1,292
3.13%, 04/30/17 - 05/15/21	2,015	2,132
4.50%, 05/15/17 (e)	1,500	1,595
2.50%, 06/30/17	2,000	2,066
2.38%, 07/31/17	1,393	1,438
4.75%, 08/15/17 (e)	1,540	1,658
1.88%, 08/31/17 - 08/31/22 (e)	10,251	10,456
1.88%, 10/31/17 - 05/31/22	3,200	3,246
4.25%, 11/15/17 (e)	552	593
2.25%, 11/30/17 - 03/31/21	3,330	3,444
2.63%, 01/31/18	1,835	1,913
2.75%, 02/28/18 - 02/15/24 (e)	6,612	7,017
2.88%, 03/31/18	1,174	1,235
2.63%, 04/30/18 - 11/15/20 (e)	4,748	5,010
3.88%, 05/15/18	640	691
2.38%, 05/31/18 - 08/15/24 (e)	6,565	6,812
1.13%, 06/15/18	500	504
1.38%, 06/30/18 - 05/31/20 (e)	11,359	11,452
2.25%, 07/31/18 - 11/15/24 (e)	7,950	8,208
4.00%, 08/15/18 (e)	1,270	1,383
1.50%, 08/31/18 - 05/31/19 (e)	10,009	10,163
1.25%, 10/31/18 - 02/29/20	8,070	8,103
1.75%, 10/31/18 - 04/30/22	6,000	6,075
3.75%, 11/15/18	1,500	1,629
1.38%, 11/30/18 - 08/31/20	6,360	6,405
1.25%, 01/31/19 - 10/31/19 (e)	2,087	2,096
1.50%, 01/31/19 - 01/31/22	7,520	7,588
1.63%, 03/31/19 - 06/30/20	12,195	12,399
1.13%, 05/31/19 - 04/30/20 (e)	5,430	5,405
3.63%, 08/15/19 - 02/15/20	5,815	6,375
1.63%, 08/31/19 - 11/15/22 (e)	4,010	4,031
3.38%, 11/15/19 (e)	2,570	2,792
3.50%, 05/15/20	1,550	1,699
2.00%, 07/31/20 - 02/15/23	10,147	10,348
1.75%, 10/31/20 - 05/15/23 (e)	10,565	10,591
2.00%, 11/30/20 - 02/15/25 (e)	9,615	9,731
2.13%, 01/31/21 - 06/30/22	9,530	9,807
3.63%, 02/15/21 (e)	2,000	2,219
2.13%, 08/15/21 - 05/15/25 (e)	7,355	7,473
2.50%, 08/15/23 - 05/15/24 (e)	5,279	5,508
		378,142
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 29.0%
Federal Home Loan Bank - 0.2%
Federal Home Loan Bank
0.63%, 11/23/16	1,300	1,302
0.88%, 05/24/17	500	502
0.63%, 05/30/17 (e)	500	500
2.88%, 09/13/24	300	309
		2,613
Federal Home Loan Mortgage Corp. - 8.0%
Federal Home Loan Mortgage Corp.
7.00%, 11/01/16	3	3
4.50%, 01/01/18 - 10/01/44	7,546	8,210
5.00%, 05/01/18 - 07/01/41	4,310	4,729
4.00%, 04/01/19 - 02/01/45	12,859	13,738
3.50%, 10/01/20 - 07/01/45	13,774	14,420
3.00%, 01/01/27 - 07/01/45	16,568	16,946
2.50%, 08/01/27 - 01/01/43	4,838	4,967
6.50%, 07/01/28 - 03/01/39	369	426
2.00%, 01/01/29 - 05/01/30	782	784
6.00%, 02/01/29 - 05/01/40	1,377	1,557
2.50%, 10/15/30, TBA (g)	1,150	1,173
3.00%, 10/15/30 - 10/15/45, TBA (g)	2,100	2,149
5.50%, 10/01/32 - 02/01/40	2,457	2,735
6.25%, 01/01/37 (i)	14	15
3.50%, 10/15/45, TBA (g)	6,325	6,584
4.00%, 10/15/45, TBA (g)	1,500	1,597
REMIC, 3.40%, 07/25/19	588	612
REMIC, 2.08%, 12/25/19	336	342
REMIC, 4.19%, 12/25/20 (i)	600	668
REMIC, 3.87%, 04/25/21	1,000	1,098
REMIC, 2.87%, 12/25/21	360	376
REMIC, 3.02%, 02/25/23	266	280
REMIC, 3.31%, 05/25/23 (i)	550	583
REMIC, 3.06%, 07/25/23 (i)	500	521
		84,513
Federal National Mortgage Association - 13.0%
Federal National Mortgage Association
5.50%, 04/01/16 - 09/01/41	3,781	4,241
6.50%, 09/01/16 - 12/01/38	774	896
1.25%, 09/28/16	500	504
6.00%, 11/01/16 - 09/01/39	2,447	2,765
5.00%, 10/01/17 - 05/01/44	6,665	7,358
4.50%, 02/01/18 - 01/01/45	12,211	13,268
4.00%, 07/01/18 - 07/01/45	20,433	21,832
1.50%, 06/22/20 (e)	500	500
2.50%, 12/01/21 - 04/01/45	7,921	8,086
3.50%, 09/01/25 - 08/01/45	24,727	25,929
3.00%, 11/01/26 - 07/01/45	24,998	25,640
2.00%, 09/01/28 - 05/01/30	1,023	1,025
2.50%, 10/15/30, TBA (g)	950	969
3.00%, 10/15/30 - 10/15/45, TBA (g)	5,650	5,760
7.00%, 02/01/31 - 02/01/38	97	109
2.46%, 05/01/35 (i)	32	34
7.50%, 11/01/37	7	8
2.12%, 01/01/38 (i)	273	291
2.47%, 06/01/40 (i)	84	89
3.56%, 08/01/40 (i)	84	89
2.82%, 01/01/41 (i)	150	158
3.50%, 05/01/41 (i)	126	134
2.43%, 10/01/42 (i)	75	77
2.17%, 05/01/43 (i)	318	325
2.71%, 11/01/43 (i)	200	207
3.50%, 10/15/45, TBA (g)	9,675	10,096
4.00%, 10/15/45, TBA (g)	5,675	6,055
REMIC, 2.59%, 04/25/23 (i)	653	667
REMIC, 3.46%, 01/25/24 (i)	400	429
		137,541
Government National Mortgage Association - 7.8%
Government National Mortgage Association
4.00%, 12/15/24 - 05/15/45	13,880	14,852
4.50%, 04/20/26 - 04/20/45	9,984	10,872
3.50%, 05/15/26 - 04/15/45	14,584	15,325

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
3.00%, 04/15/27 - 07/20/45	11,646	11,960
2.50%, 09/20/27 - 07/20/43	1,051	1,062
8.00%, 04/15/30	7	8
8.50%, 06/15/30 - 12/15/30	2	2
5.50%, 12/15/31 - 02/20/44	3,594	4,057
6.00%, 05/15/32 - 12/20/40	656	743
5.00%, 03/15/33 - 07/20/44	6,099	6,754
6.50%, 07/15/38	42	49
3.50%, 07/20/40 - 03/20/41 (i)	426	446
3.00%, 01/20/41 - 07/20/42 (i)	867	902
3.00%, 10/15/45, TBA (g)	4,550	4,645
3.50%, 10/15/45, TBA (g)	9,575	10,035
4.00%, 10/15/45, TBA (g)	1,100	1,172
		82,884
Total Government and Agency Obligations (cost $751,041)		764,586

SHORT TERM INVESTMENTS - 22.9%
Investment Company - 5.1%
JNL Money Market Fund, 0.10% (a) (h)	53,835	53,835
Securities Lending Collateral - 17.8%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	188,707	188,707
Total Short Term Investments (cost $242,542)		242,542
Total Investments - 122.0% (cost $1,277,731)		1,293,641
Total Forward Sales Commitments - (0.3%) (proceeds $3,550)		(3,552)
Other Assets and Liabilities, Net - (21.7%)		(229,644)
Total Net Assets - 100.0%		$1,060,445

FORWARD SALES COMMITMENTS - 0.3%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.3%
Federal Home Loan Mortgage Corp. - 0.0%
Federal Home Loan Mortgage Corp.
4.50%, 10/15/30, TBA (g)	$120	$124
5.00%, 10/15/30, TBA (g)	200	208
		332
Federal National Mortgage Association - 0.0%
Federal National Mortgage Association, 4.50%, 10/15/30, TBA (g)	100	104
Government National Mortgage Association - 0.3%
Government National Mortgage Association
5.00%, 10/15/45, TBA (g)	800	879
5.50%, 10/15/45, TBA (g)	2,000	2,237
		3,116
Total Forward Sales Commitments - 0.3% (proceeds $3,550)		$3,552

JNL/Mellon Capital Utilities Sector Fund

COMMON STOCKS - 99.9%
ENERGY - 0.0%
Vivint Solar Inc. (c) (e)	1	$9
UTILITIES - 99.9%
AES Corp.	45	439
AGL Resources Inc.	8	474
Allete Inc.	3	148
Alliant Energy Corp.	7	425
Ameren Corp.	16	667
American Electric Power Co. Inc.	32	1,817
American States Water Co.	3	106
American Water Works Co. Inc.	12	655
Aqua America Inc.	12	308
Atmos Energy Corp.	7	381
Avista Corp.	4	140
Black Hills Corp.	3	125
California Water Service Group	3	72
Calpine Corp. (c)	23	333
CenterPoint Energy Inc.	27	479
Chesapeake Utilities Corp.	1	47
Cleco Corp.	4	212
CMS Energy Corp. (e)	18	640
Connecticut Water Services Inc.	1	26
Consolidated Edison Inc. (e)	19	1,287
Dominion Resources Inc.	39	2,738
DTE Energy Co.	12	936
Duke Energy Corp.	45	3,260
Dynegy Inc. (c)	6	128
Edison International	21	1,351
El Paso Electric Co.	2	91
Empire District Electric Co. (e)	3	66
Entergy Corp.	12	765
Eversource Energy	21	1,051
Exelon Corp.	56	1,669
FirstEnergy Corp.	28	864
Great Plains Energy Inc. (e)	10	276
Hawaiian Electric Industries Inc.	7	195
IDACORP Inc.	3	216
ITC Holdings Corp.	10	335
Laclede Group Inc. (e)	3	156
MDU Resources Group Inc.	12	203
MGE Energy Inc.	2	95
Middlesex Water Co.	1	21
National Fuel Gas Co.	5	236
New Jersey Resources Corp.	6	171
NextEra Energy Inc.	29	2,840
NextEra Energy Partners LP	2	36
NiSource Inc.	21	384
Northwest Natural Gas Co.	2	80
NorthWestern Corp.	3	167
NRG Energy Inc.	22	330
NRG Yield Inc. - Class A (e)	2	26
NRG Yield Inc. - Class C (e)	4	44
OGE Energy Corp.	13	360
ONE Gas Inc.	4	159
Ormat Technologies Inc. (e)	2	77
Otter Tail Corp.	2	58
Pattern Energy Group Inc. - Class A (e)	4	71
Pepco Holdings Inc.	17	403
PG&E Corp.	31	1,653
Piedmont Natural Gas Co. Inc.	5	209
Pinnacle West Capital Corp.	7	460
PNM Resources Inc.	5	140
Portland General Electric Co. (e)	5	182
PPL Corp.	44	1,441
Public Service Enterprise Group Inc.	33	1,392
Questar Corp.	11	219
SCANA Corp. (e)	9	497
Sempra Energy	15	1,485
SJW Corp.	1	34
South Jersey Industries Inc. (e)	4	113
Southern Co.	60	2,662
Southwest Gas Corp.	3	185
Talen Energy Corp. (c)	6	58
TECO Energy Inc.	16	410
TerraForm Power Inc. - Class A (e)	4	61
UGI Corp.	11	400

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
UIL Holdings Corp.	4	182
Unitil Corp.	1	29
Vectren Corp.	5	230
WEC Energy Group Inc.	21	1,077
Westar Energy Inc.	9	332
WGL Holdings Inc.	3	190
Xcel Energy Inc.	33	1,172
		43,452
Total Common Stocks (cost $45,449)		43,461

SHORT TERM INVESTMENTS - 7.9%
Investment Company - 0.4%
JNL Money Market Fund, 0.10% (a) (h)	158	158
Securities Lending Collateral - 7.5%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	3,268	3,268
Total Short Term Investments (cost $3,426)		3,426
Total Investments - 107.8% (cost $48,875)		46,887
Other Assets and Liabilities, Net - (7.8%)		(3,395)
Total Net Assets - 100.0%		$43,492

JNL/Morgan Stanley Mid Cap Growth Fund

COMMON STOCKS - 91.8%
CONSUMER DISCRETIONARY – 15.4%
Chipotle Mexican Grill Inc. (c)	2	$1,232
Dunkin’ Brands Group Inc. (e)	120	5,900
Groupon Inc. - Class A (c) (e)	49	158
Lululemon Athletica Inc. (c) (e)	51	2,580
Michael Kors Holdings Ltd. (c)	79	3,330
Tesla Motors Inc. (c) (e)	44	11,022
TripAdvisor Inc. (c)	16	1,007
Ulta Salon Cosmetics & Fragrance Inc. (c)	14	2,255
Under Armour Inc. - Class A (c)	18	1,718
Vipshop Holdings Ltd. - ADR (c)	99	1,663
Zalando SE (c)	51	1,689
Zulily Inc. - Class A (c) (e)	87	1,505
		34,059
CONSUMER STAPLES - 6.9%
Keurig Green Mountain Inc. (e)	55	2,863
Mead Johnson Nutrition Co.	81	5,701
Monster Beverage Corp. (c)	51	6,831
		15,395
FINANCIALS - 8.3%
LendingClub Corp. (c) (e)	383	5,067
McGraw-Hill Financial Inc.	71	6,159
MSCI Inc. - Class A	120	7,150
		18,376
HEALTH CARE - 19.9%
Alnylam Pharmaceuticals Inc. (c)	13	1,058
athenahealth Inc. (c) (e)	57	7,564
DexCom Inc. (c)	25	2,157
Endo International Plc (c)	89	6,188
Illumina Inc. (c)	59	10,339
Intrexon Corp. (c) (e)	25	801
Intuitive Surgical Inc. (c)	19	8,779
Seattle Genetics Inc. (c)	17	640
Zoetis Inc. - Class A	160	6,591
		44,117
INDUSTRIALS - 6.9%
IHS Inc. - Class A (c)	44	5,048
SolarCity Corp. (c) (e)	22	958
TransDigm Group Inc. (c)	11	2,435
Verisk Analytics Inc. - Class A (c)	79	5,820
XPO Logistics Inc. (c) (e)	42	993
		15,254
INFORMATION TECHNOLOGY - 34.4%
3D Systems Corp. (c) (e)	33	377
Autohome Inc. - ADR - Class A (c)	76	2,472
FireEye Inc. (c) (e)	62	1,978
FleetCor Technologies Inc. (c)	38	5,238
Flipkart Ltd. (c) (f) (p) (q)	11	1,449
Gartner Inc. - Class A (c)	60	5,051
LinkedIn Corp. - Class A (c)	52	9,958
MercadoLibre Inc. (e)	19	1,721
Mobileye NV (c)	25	1,140
NetSuite Inc. (c) (e)	22	1,823
Palantir Technologies Inc. - Series H (c) (f) (p) (q)	22	256
Palantir Technologies Inc. - Series H-1 (c) (f) (p) (q)	22	256
Palo Alto Networks Inc. (c)	13	2,256
Pandora Media Inc. (c)	116	2,471
ServiceNow Inc. (c)	82	5,726
Splunk Inc. (c) (e)	120	6,646
Stratasys Ltd. (c) (e)	11	300
SurveyMonkey Inc. (c) (f) (p) (q)	41	677
Tableau Software Inc. - Class A (c)	25	2,020
Twitter Inc. (c) (e)	333	8,965
Workday Inc. - Class A (c)	85	5,844
Yelp Inc. (c)	29	619
Youku Inc. - ADR (c) (e)	113	1,990
Zillow Group Inc. - Class A (c) (e)	82	2,365
Zillow Group Inc. - Class C (c) (e)	165	4,445
		76,043
Total Common Stocks (cost $218,584)		203,244

PREFERRED STOCKS - 2.0%
INFORMATION TECHNOLOGY - 2.0%
Airbnb Inc. - Series D (c) (f) (p) (q)	42	3,886
Dropbox Inc. - Series A-1 (c) (f) (p) (q) (v)	4	83
Dropbox Inc. - Series C (c) (f) (p) (q)	25	468
Palantir Technologies Inc. (c) (f) (p) (q)	5	59
Total Preferred Stocks (cost $2,239)		4,496

PURCHASED OPTIONS - 0.2%
Chinese Yuan versus USD Put Option, Strike Price CNY 6.65, Expiration 11/23/15, RBS (q)	33,700,681	78
Chinese Yuan versus USD Call Option, Strike Price CNY 6.70, Expiration 06/06/16, JPM (q)	31,292,627	407
Total Purchased Options (cost $232)		485

SHORT TERM INVESTMENTS - 27.3%
Investment Company - 6.6%
JNL Money Market Fund, 0.10% (a) (h)	14,635	14,635

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Securities Lending Collateral - 20.7%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	45,693	45,693
Total Short Term Investments (cost $60,328)		60,328
Total Investments - 121.3% (cost $281,383)		268,553
Other Assets and Liabilities, Net - (21.3%)		(47,235)
Total Net Assets - 100.0%		$221,318

JNL Multi-Manager Alternative Fund

COMMON STOCKS - 40.0%
CONSUMER DISCRETIONARY - 6.2%
Abercrombie & Fitch Co. - Class A	38	$799
Ainsworth Game Technology Ltd. (e)	287	566
AMC Entertainment Holdings Inc. - Class A	10	247
Best Buy Co. Inc. (o)	49	1,804
Big Lots Inc.	29	1,366
Bob Evans Farms Inc.	39	1,670
Cablevision Systems Corp. - Class A	8	244
Cineplex Inc.	9	306
Clear Channel Outdoor Holdings Inc. (c)	14	98
Comcast Corp. - Class A	10	563
Cumulus Media Inc. - Class A (c)	62	44
Darden Restaurants Inc.	22	1,501
Discovery Communications Inc. - Class C (c)	8	185
DISH Network Corp. - Class A (c)	4	216
Europris ASA (c)	67	320
Expedia Inc. (o)	8	953
Genting Malaysia Bhd	207	196
Goodyear Tire & Rubber Co.	30	874
Gulliver International Co. Ltd. (e)	135	1,234
Harley-Davidson Inc.	30	1,673
Hasbro Inc.	1	87
Interpublic Group of Cos. Inc.	35	678
Jack in the Box Inc.	5	385
Jakks Pacific Inc. (c) (e)	6	49
Lands’ End Inc. (c)	15	408
Lennar Corp. - Class B	17	680
Liberty Ventures - Class A (c)	11	440
Marriott Vacations Worldwide Corp.	8	511
MGM Resorts International (c)	146	2,688
Naspers Ltd. - Class N	13	1,579
Office Depot Inc. (c)	43	277
Pearson Plc (o)	88	1,499
Penn National Gaming Inc. (c)	21	357
Pep Boys-Manny Moe & Jack (c)	214	2,611
Pinnacle Entertainment Inc. (c)	7	230
Priceline Group Inc. (c)	—	7
Promotora de Informaciones SA (c)	12	46
Renault SA	9	684
Rent-A-Center Inc.	6	133
Seat Pagine Gialle SpA (c)	37,800	161
SeaWorld Entertainment Inc.	115	2,052
Six Flags Entertainment Corp.	2	105
Skechers U.S.A. Inc. - Class A (c)	12	1,602
Starz - Class A (c)	1	54
Steiner Leisure Ltd. (c)	3	182
Target Corp.	2	134
Tegna Inc.	6	134
Tempur Sealy International Inc. (c)	17	1,193
Time Warner Cable Inc. (o)	3	571
TopBuild Corp. (c)	4	133
United Business Media Ltd.	94	692
Visteon Corp. (c) (o)	17	1,766
Vitamin Shoppe Inc. (c) (o)	46	1,486
Vivendi SA	76	1,803
Wolters Kluwer NV (o)	72	2,233
Wolverine World Wide Inc.	3	71
WPP Plc	37	762
		43,342
CONSUMER STAPLES - 3.7%
Anheuser-Busch InBev NV (o)	14	1,515
Anheuser-Busch InBev NV - ADR	4	415
Asaleo Care Ltd. (e)	959	1,209
Associated British Foods Plc	31	1,572
Boulder Brands Inc. (c)	171	1,400
Bunge Ltd.	17	1,268
Carlsberg A/S - Class B	17	1,342
CVS Health Corp.	2	154
Davide Campari-Milano SpA	167	1,328
Dean Foods Co.	49	808
Diageo Plc	58	1,559
Henkel AG & Co. KGaA	4	330
JM Smucker Co. (o)	45	5,155
Kerry Group Plc	10	766
Molson Coors Brewing Co. - Class B (o)	31	2,537
Pilgrim’s Pride Corp.	70	1,461
Procter & Gamble Co. (o)	20	1,443
Sanderson Farms Inc.	1	48
Seaboard Corp. (c)	—	185
Spectrum Brands Holdings Inc.	12	1,098
Unilever NV - CVA	13	529
		26,122
ENERGY - 3.2%
Baker Hughes Inc.	1	74
Baytex Energy Corp.	56	181
California Resources Corp.	16	40
Caltex Australia Ltd.	17	385
Cameco Corp.	75	908
Cameron International Corp. (c)	6	352
Canadian Natural Resources Ltd.	78	1,519
Cenovus Energy Inc.	93	1,414
Chesapeake Energy Corp. (e)	58	425
Cobalt International Energy Inc. (c)	1	6
CVR Energy Inc.	28	1,145
Denbury Resources Inc.	192	469
EnCana Corp. (o)	55	352
Enerplus Corp.	107	519
Ensco Plc - Class A	9	121
Frank’s International NV	7	112
Freehold Royalties Ltd. (e)	41	334
Gazprom OAO - ADR	39	157
Halliburton Co. (o)	22	774
Hess Corp. (o)	16	806
HollyFrontier Corp.	1	70
Lukoil OAO - ADR	5	153
Murphy Oil Corp.	9	220
Nabors Industries Ltd.	9	80
Newfield Exploration Co. (c)	44	1,448
Noble Corp. Plc	110	1,203
Occidental Petroleum Corp.	12	809
Ocean Rig UDW Inc.	90	192
Oil States International Inc. (c)	8	196
Peabody Energy Corp.	133	184
Penn Virginia Corp. (c)	14	8
Premier Oil Plc (c)	191	193
Rosneft OAO - GDR	18	65
Solazyme Inc. (c) (e)	20	51
Suncor Energy Inc.	51	1,368
Superior Energy Services Inc.	78	984

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Tesoro Corp.	16	1,527
Tidewater Inc.	24	319
Valero Energy Corp. (o)	26	1,533
Western Refining Inc.	32	1,394
Williams Cos. Inc.	—	—
		22,090
FINANCIALS - 7.4%
AIA Group Ltd.	93	482
Alleghany Corp. (c)	1	498
Altus Group Ltd. (e)	20	302
American Express Co.	3	188
American International Group Inc.	31	1,785
AmTrust Financial Services Inc.	16	976
Annaly Capital Management Inc.	62	608
Aon Plc - Class A	26	2,315
Ares Capital Corp.	93	1,348
Assured Guaranty Ltd.	57	1,435
Banca Popolare dell’Emilia Romagna SC	27	225
Banca Popolare di Milano Scarl	232	229
Banca Sistema SpA (c)	9	40
Banco Popolare SC (c)	14	206
Bank of America Corp.	78	1,221
Bank of Ireland (c)	646	251
BOC Hong Kong Holdings Ltd.	281	827
Chubb Corp.	5	556
CIT Group Inc.	28	1,106
Citigroup Inc. (o)	53	2,646
City National Corp.	5	473
Colony Capital Inc.	28	554
Communications Sales & Leasing Inc.	2	30
Credit Acceptance Corp. (c)	3	551
Credit Suisse Group AG	28	671
Credito Valtellinese SC (c)	179	231
Daiwa House Industry Co. Ltd.	64	1,597
Equity Residential	11	811
Euronext NV	9	401
Extra Space Storage Inc.	2	185
Forest City Enterprises Inc. (c)	1	27
Genworth Financial Inc. - Class A (c)	54	250
Geo Group Inc.	31	923
Gramercy Property Trust Inc.	2	42
Groupe Bruxelles Lambert SA	8	620
Hartford Financial Services Group Inc.	34	1,534
Hudson City Bancorp Inc.	23	234
Hulic Co. Ltd.	82	739
Israel Discount Bank Ltd. (c)	266	485
Janus Capital Group Inc.	22	298
Kasikornbank PCL	86	406
Kenedix Retail REIT Corp. (e)	—	96
Klepierre (o)	35	1,575
LEG Immobilien AG	22	1,793
Legg Mason Inc.	5	194
Leucadia National Corp.	32	652
LPL Financial Holdings Inc.	15	597
MGIC Investment Corp. (c)	2	14
Mitsubishi Estate Co. Ltd. (e)	25	511
National Interstate Corp. (o)	45	1,190
Navient Corp.	97	1,094
Nelnet Inc. - Class A	15	519
New Senior Investment Group Inc.	115	1,203
NorthStar Realty Finance Corp.	83	1,029
Pacific Holdings Group Plc (c) (f)	467	—
Pebblebrook Hotel Trust	4	131
Permanent TSB Group Holdings Plc (c)	144	763
Primecity Investment Plc (c)	45	167
Provident Financial Plc	13	612
Prudential Financial Inc.	2	130
Pruksa Real Estate PCL	736	584
RAIT Financial Trust	8	41
Sampo Oyj	39	1,893
Santander Consumer USA Holdings Inc. (c)	59	1,195
Sberbank of Russia - ADR	15	75
Signature Bank (c)	1	91
Springleaf Holdings Inc. (c) (o)	8	340
Starwood Hotels & Resorts Worldwide Inc.	1	80
Sun Life Financial Inc.	13	432
Swedbank AB - Class A	68	1,506
The Governor & Co. of the Bank of Ireland (c)	4,281	1,674
UDR Inc.	25	859
Unione di Banche Italiane SCPA	29	209
Urban Edge Properties	6	119
Voya Financial Inc.	4	142
XL Group Plc	61	2,215
		52,031
HEALTH CARE - 3.8%
Actelion Ltd. (o)	6	702
Amgen Inc. (o)	4	560
AstraZeneca Plc (o)	12	736
Bristol-Myers Squibb Co.	4	211
Brookdale Senior Living Inc. (c)	80	1,834
Cepheid Inc. (c)	3	131
Charles River Laboratories International Inc. (c)	2	121
CIGNA Corp.	6	778
Community Health Systems Inc. (c)	2	81
CRH Medical Corp. (c)	9	30
Exelixis Inc. (c) (e)	120	673
Express Scripts Holding Co. (c)	4	342
Greatbatch Inc. (c) (o)	8	442
Haemonetics Corp. (c)	43	1,393
HCA Holdings Inc. (c)	4	271
Health Net Inc. (c)	3	208
Hologic Inc. (c)	24	927
Humana Inc.	6	1,029
Incyte Corp. (c)	11	1,258
Lifepoint Health Inc. (c)	9	603
Molina Healthcare Inc. (c)	20	1,377
Mylan NV (c)	9	352
Myriad Genetics Inc. (c)	36	1,331
PDL BioPharma Inc.	88	441
Perrigo Co. Plc	2	261
Pfizer Inc. (o)	42	1,310
Premier Inc. - Class A (c)	19	639
PTC Therapeutics Inc. (c) (e)	1	20
Sequenom Inc. (c) (e)	—	1
Shire Plc	10	696
Spire Healthcare Group Plc (o)	68	372
Theravance Inc. (e)	10	74
Thermo Fisher Scientific Inc.	6	685
United Therapeutics Corp. (c) (o)	15	1,974
Walgreens Boots Alliance Inc.	6	479
Zoetis Inc. - Class A (o)	99	4,071
		26,413
INDUSTRIALS - 5.6%
ADT Corp.	11	316
AGCO Corp.	7	336
Air Canada (c)	27	220
Alliance Global Group Inc.	1,764	579
Allison Transmission Holdings Inc.	31	814
Alstom SA (c)	39	1,197
B/E Aerospace Inc. (o)	56	2,473
Blount International Inc. (c)	124	693
Boeing Co. (o)	1	105
Clean Harbors Inc. (c)	16	719

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Columbus Mckinnon Corp.	36	656
Continental Building Products Inc. (c)	34	692
Deluxe Corp.	9	474
DigitalGlobe Inc. (c)	40	766
Eagle Bulk Shipping Inc. (c)	37	220
Esterline Technologies Corp. (c)	10	747
Fanuc Ltd. (e)	4	677
General Cable Corp.	23	278
General Electric Co.	42	1,057
Hertz Global Holdings Inc. (c)	145	2,420
Huntington Ingalls Industries Inc.	12	1,307
International Consolidated Airlines Group SA (c)	91	813
Jardine Matheson Holdings Ltd.	3	157
Jardine Matheson Holdings Ltd.	—	20
Jardine Strategic Holdings Ltd.	6	162
JetBlue Airways Corp. (c)	32	830
Joy Global Inc.	13	200
KAR Auction Services Inc.	42	1,477
Kennametal Inc.	3	80
Korn/Ferry International	23	771
L-3 Communications Holdings Inc.	2	199
Manpower Inc.	4	295
Masco Corp.	28	692
Meggitt Plc	115	828
Navistar International Corp. (c) (e)	1	16
Orkla ASA	45	333
Pitney Bowes Inc.	10	196
Precision Castparts Corp.	4	985
Progressive Waste Solutions Ltd.	61	1,601
Republic Services Inc.	18	742
Ritchie Bros. Auctioneers Inc.	26	670
RR Donnelley & Sons Co.	34	496
SolarCity Corp. (c) (e)	1	47
Spotless Group Holdings Ltd.	913	1,384
SPX Corp.	36	434
SPX Flow Technology USA Inc. (c)	62	2,137
Swift Transporation Co. - Class A (c)	17	260
TORM A/S - Class A (c)	27	393
Trinity Industries Inc.	1	30
Union Pacific Corp. (o)	15	1,297
United Continental Holdings Inc. (c)	5	289
United Rentals Inc. (c)	21	1,269
United Technologies Corp.	21	1,832
USG Corp. (c)	33	884
Vallourec SA (e)	16	138
West Corp.	8	170
		38,873
INFORMATION TECHNOLOGY - 5.9%
Altera Corp.	11	573
Analog Devices Inc.	15	821
Apple Inc. (o)	13	1,423
Arris Group Inc. (c)	6	166
Atmel Corp.	23	185
Baidu.com - ADR - Class A (c)	5	741
Brocade Communications Systems Inc.	76	791
Celestica Inc. (c)	18	236
Cisco Systems Inc.	93	2,452
Computer Sciences Corp.	35	2,131
Dealertrack Technologies Inc. (c)	6	372
Fairchild Semiconductor International Inc. (c)	40	557
Google Inc. - Class A (c)	1	554
Google Inc. - Class C (c) (o)	3	2,019
Hewlett-Packard Co.	60	1,549
IAC/InterActiveCorp.	18	1,155
Integrated Device Technology Inc. (c)	71	1,433
Intel Corp. (o)	50	1,516
InterDigital Inc.	18	885
Juniper Networks Inc.	7	177
Leidos Holdings Inc.	35	1,442
Lexmark International Inc.	13	380
M/A-COM Technology Solutions Holdings Inc. (c) (e)	2	53
Magnachip Semiconductor Corp. (c)	2	12
Micron Technology Inc. (c)	17	256
Microsoft Corp.	58	2,558
NCR Corp. (c)	25	563
NetApp Inc.	45	1,320
NeuStar Inc. - Class A (c)	28	767
Nuance Communications Inc. (c) (o)	184	3,017
Nvidia Corp.	24	584
Oracle Corp.	81	2,922
Polycom Inc. (c)	72	753
QUALCOMM Inc.	11	578
Rackspace Hosting Inc. (c)	30	730
Rovi Corp. (c)	45	468
SanDisk Corp.	—	14
Sandvine Corp. (c) (e)	37	64
Solera Holdings Inc.	1	78
SunEdison Inc. (c) (e)	1	9
TE Connectivity Ltd.	26	1,531
Teradyne Inc.	17	303
VeriSign Inc. (c)	9	656
ViaSat Inc. (c)	6	405
Western Digital Corp.	2	197
Xerox Corp. (o)	77	753
Yahoo! Inc. (c)	35	1,007
Yelp Inc. - Class A (c)	4	94
		41,250
MATERIALS - 3.9%
Alcoa Inc. (o)	186	1,794
Axiall Corp.	21	333
Barrick Gold Corp.	61	385
Berry Plastics Group Inc. (c)	94	2,820
Cabot Corp.	5	142
Calgon Carbon Corp.	137	2,128
Cemex SAB de CV - ADR (c)	30	210
Chemours Co.	15	97
CRH Plc	80	2,116
Domtar Corp.	21	751
Gold Fields Ltd. - ADR	296	786
Graphic Packaging Holding Co.	112	1,438
Innophos Holdings Inc.	37	1,467
LyondellBasell Industries NV - Class A (o)	18	1,500
MMC Norilsk Nickel - ADR	14	199
Nampak Ltd.	224	417
Newmont Mining Corp.	84	1,351
Olin Corp.	61	1,032
Owens Corning Inc.	29	1,219
Owens-Illinois Inc. (c)	34	697
Pact Group Holdings Ltd.	110	369
Platform Specialty Products Corp. (c)	44	559
Sealed Air Corp.	14	666
Steel Dynamics Inc.	18	306
SunCoke Energy Inc.	198	1,537
WestRock Co.	38	1,960
WR Grace & Co. (c)	15	1,358
		27,637
TELECOMMUNICATION SERVICES - 0.1%
CenturyLink Inc.	27	686
Vodafone Group Plc - ADR	4	114
Windstream Holdings Inc.	16	101
		901

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
UTILITIES - 0.2%
AGL Resources Inc.	6	350
Infinis Energy Plc	254	516
New Jersey Resources Corp.	2	66
Pepco Holdings Inc.	3	84
Talen Energy Corp. (c)	9	90
		1,106
Total Common Stocks (cost $308,834)		279,765

PREFERRED STOCKS - 0.4%
CONSUMER STAPLES - 0.3%
Bunge Ltd., 4.88% (m) (v)	8	765
Universal Corp., 6.75% (m) (v)	1	1,052
		1,817
ENERGY - 0.0%
Chesapeake Energy Corp., 5.75% (m) (v)	—	95

FINANCIALS - 0.1%
Cowen Group Inc., 5.63% (m) (r) (v)	1	465

INDUSTRIALS - 0.0%
CEVA Holdings LLC (c) (f)	—	162
Total Preferred Stocks (cost $2,771)		2,539

WARRANTS - 0.0%
TORM A/S (c) (f)	4	59
Total Warrants (cost $69)		59

PURCHASED OPTIONS - 0.2%
90-Day Eurodollar Future Put Option, Strike Price 99.50, Expiration 11/13/15	34	1
Altera Corp. Put Option, Strike Price 45, Expiration 01/15/16	115	22
Atmel Corp. Put Option, Strike Price 9, Expiration 11/20/15	229	23
CDX.IG.24 Put Option, Strike Price 120, Expiration 10/21/15, BNP	3,130,000	1
CDX.IG.24 Put Option, Strike Price 120, Expiration 10/21/15, BNP	3,130,000	1
Citrix Systems Inc. Call Option, Strike Price 80, Expiration 01/15/16	87	11
Cumulus Media Put Option, Strike Price 2.50, Expiration 12/18/15	621	106
Dish Network Corp. Put Option, Strike Price 57.50, Expiration 01/15/16	43	19
EMC Corp. Call Option, Strike Price 27, Expiration 10/16/15	304	3
Humana Inc. Put Option, Strike Price 185, Expiration 01/15/16	28	41
Mexican Peso versus USD Put Option, Strike Price MXN 15.38, Expiration 10/15/15, BOA	1,270,000	—
Mexican Peso versus USD Put Option, Strike Price MXN 15.69, Expiration 10/22/15, CGM	1,400,000	—
MGM Resorts Inc. Put Option, Strike Price 18, Expiration 01/15/16	200	35
Micron Technology Inc. Call Option, Strike Price 21, Expiration 10/16/15	53	—
Micron Technology Inc. Put Option, Strike Price 14, Expiration 01/15/16	144	20
Micron Technology Inc. Put Option, Strike Price 19, Expiration 01/15/16	142	63
Mylan Inc. Put Option, Strike Price 50, Expiration 10/16/15	86	91
Office Depot Inc. Put Option, Strike Price 7, Expiration 01/15/16	432	52
Perrigo Company Plc Put Option, Strike Price 170, Expiration 11/20/15	17	31
S&P 500 Index Put Option, Strike Price 1,770, Expiration 10/30/15	4	5
S&P 500 Index Put Option, Strike Price 1,950, Expiration 10/30/15	4	30
S&P 500 Index Put Option, Strike Price 1,965, Expiration 10/30/15	3	31
SPDR S&P 500 ETF Trust Put Option, Strike Price 190, Expiration 11/20/15	107	60
Teck Resources Ltd. Put Option, Strike Price 4, Expiration 02/19/16	92	7
TiVo Inc. Call Option, Strike Price 12, Expiration 01/15/16	72	—
U.S. Treasury Long Bond Future Call Option, Strike Price 154, Expiration 10/23/15	25	99
U.S. Treasury Long Bond Future Call Option, Strike Price 155, Expiration 10/23/15	13	42
U.S. Treasury Long Bond Future Call Option, Strike Price 156, Expiration 10/23/15	8	21
U.S. Treasury Long Bond Future Call Option, Strike Price 187, Expiration 10/23/15	23	—
U.S. Treasury Long Bond Future Put Option, Strike Price 125, Expiration 11/20/15	36	1
U.S. Treasury Long Bond Future Put Option, Strike Price 126, Expiration 11/20/15	1	—
U.S. Treasury Long Bond Future Put Option, Strike Price 131, Expiration 10/23/15	27	—
U.S. Treasury Long Bond Future Put Option, Strike Price 134, Expiration 11/20/15	16	—
U.S. Treasury Long Bond Future Put Option, Strike Price 136, Expiration 10/23/15	16	—
U.S. Treasury Long Bond Future Put Option, Strike Price 137, Expiration 10/23/15	11	—
U.S. Treasury Long Bond Future Put Option, Strike Price 153, Expiration 10/23/15	10	4
U.S. Treasury Note Future 10-Year Call Option, Strike Price 127, Expiration 10/23/15	1	2
U.S. Treasury Note Future 10-Year Call Option, Strike Price 134, Expiration 11/20/15	44	3
U.S. Treasury Note Future 10-Year Call Option, Strike Price 138.50, Expiration 12/23/15	29	1
U.S. Treasury Note Future 10-Year Call Option, Strike Price 140, Expiration 10/23/15	29	1
U.S. Treasury Note Future 10-Year Call Option, Strike Price 140, Expiration 11/20/15	1	—
U.S. Treasury Note Future 10-Year Call Option, Strike Price 140.50, Expiration 10/23/15	248	4
U.S. Treasury Note Future 10-Year Call Option, Strike Price 140.50, Expiration 11/20/15	83	1
U.S. Treasury Note Future 10-Year Call Option, Strike Price 141, Expiration 10/23/15	83	1
U.S. Treasury Note Future 10-Year Call Option, Strike Price 141.50, Expiration 11/20/15	10	—
U.S. Treasury Note Future 10-Year Call Option, Strike Price 142, Expiration 11/20/15	35	1
U.S. Treasury Note Future 10-Year Call Option, Strike Price 142.50, Expiration 11/20/15	8	—
U.S. Treasury Note Future 10-Year Put Option, Strike Price 128, Expiration 10/23/15	6	2
U.S. Treasury Note Future 5-Year Put Option, Strike Price 112.75, Expiration 11/20/15	5	—
U.S. Treasury Note Future 5-Year Put Option, Strike Price 113, Expiration 11/20/15	5	—
U.S. Treasury Note Future 5-Year Put Option, Strike Price 113.75, Expiration 11/20/15	38	—
U.S. Treasury Note Future 5-Year Put Option, Strike Price 115.25, Expiration 10/23/15	11	—

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
U.S. Treasury Note Future 5-Year Put Option, Strike Price 115.75, Expiration 10/23/15	161	1
Yahoo Inc. Put Option, Strike Price 33, Expiration 01/15/16	57	30
Yahoo Inc. Put Option, Strike Price 41, Expiration 01/15/16	176	216
Yelp Inc. Put Option, Strike Price 35, Expiration 10/16/15	43	57
Total Purchased Options (cost $832)		1,140

INVESTMENT COMPANIES - 1.2%
BlackRock Debt Strategies Fund Inc.	219	731
BlackRock Floating Rate Income Strategies Fund Inc.	59	760
Eaton Vance Floating-Rate Income Trust	28	367
Invesco Senior Income Trust	85	356
iShares MSCI Brazil Capped ETF (e)	144	3,160
iShares MSCI Emerging Markets ETF	2	78
Nuveen Credit Strategies Income Fund	92	737
Nuveen Floating Rate Income Fund	73	731
Pioneer Floating Rate Trust	69	784
SPDR S&P 500 ETF Trust	4	819
Total Investment Companies (cost $9,016)		8,523

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.4%
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (r)	$175	178
Chevy Chase Funding LLC Mortgage-Backed Certificates REMIC, 0.69%, 05/25/35 (i) (r)	577	448
CHL Mortgage Pass-Through Trust REMIC, 0.41%, 05/25/35 (i)	160	118
Countrywide Home Equity Loan Trust, 0.43%, 02/15/29 (i)	207	180
Fannie Mae Connecticut Avenue Securities, 5.19%, 07/25/25 (i) (r)	180	180
First Horizon Mortgage Pass-Through Trust REMIC, 2.61%, 04/25/35 (i)	627	439
IndyMac IMSC Mortgage Loan Trust REMIC, 0.37%, 07/25/37 (i)	498	330
Miran Mid-Atlantic Pass-Through Trust, 10.06%, 12/30/28	136	140
Morgan Stanley Resecuritization Trust, 0.42%, 10/26/46 (i) (r)	160	102
Nelnet Student Loan Trust, 1.78%, 04/25/17 (i)	190	190
RAMP Trust REMIC, 0.54%, 08/25/36 (i)	350	268
SLM Student Loan Trust
1.95%, 01/24/17 (i)	250	251
2.00%, 07/25/23 (i)	160	161
Total Non-U.S. Government Agency Asset- Backed Securities (cost $2,977)		2,985

CORPORATE BONDS AND NOTES - 11.0%
CONSUMER DISCRETIONARY - 1.3%
Amazon.com Inc., 4.95%, 12/05/44	40	41
American Achievement Corp., 10.88%, 04/15/16 (r)	100	99
Cablevision Systems Corp., 8.63%, 09/15/17	610	636
CCO Safari II LLC
4.91%, 07/23/25 (r)	660	657
6.83%, 10/23/55 (r)	380	378
Cequel Communications Escrow I LLC, 6.38%, 09/15/20 (r)	559	528
Cequel Communications Holdings I LLC, 5.13%, 12/15/21 (r)	972	855
Comcast Corp.
3.38%, 08/15/25	30	30
6.45%, 03/15/37	70	89
DISH DBS Corp., 7.88%, 09/01/19	100	105
Family Tree Escrow LLC, 5.75%, 03/01/23 (r)	160	166
General Motors Co., 6.25%, 10/02/43	230	243
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	650	671
International Automotive Components Group SA, 9.13%, 06/01/18 (r)	150	152
JAKKS Pacific Inc., 4.88%, 06/01/20 (v)	410	419
Johnston Press Bond Plc, 8.63%, 06/01/19, GBP	290	412
LTF Merger Sub Inc., 8.50%, 06/15/23 (r)	750	709
MDC Partners Inc., 6.75%, 04/01/20 (r)	40	39
Netflix Inc., 5.88%, 02/15/25 (r)	150	154
Nielsen Finance LLC, 5.00%, 04/15/22 (r)	650	629
Pinnacle Entertainment Inc., 7.75%, 04/01/22	600	657
Shea Homes LP, 6.13%, 04/01/25 (r)	100	102
Time Warner Cable Inc.
6.55%, 05/01/37	20	20
7.30%, 07/01/38	20	21
5.88%, 11/15/40	40	38
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (r)	1,190	1,154
		9,004
CONSUMER STAPLES - 0.4%
Altria Group Inc., 10.20%, 02/06/39 (l)	200	323
Constellation Brands Inc., 4.75%, 11/15/24	130	131
CVS Caremark Corp., 5.75%, 05/15/41	100	116
CVS Health Corp.
3.88%, 07/20/25	20	21
4.88%, 07/20/35	40	42
5.13%, 07/20/45	90	97
Elizabeth Arden Inc., 7.38%, 03/15/21	1,000	600
HJ Heinz Co.
4.88%, 02/15/25 (r)	90	96
5.20%, 07/15/45 (r)	80	85
Kroger Co., 5.15%, 08/01/43	120	127
Mondelez International Inc., 4.00%, 02/01/24	60	62
Pernod-Ricard SA, 5.50%, 01/15/42 (r)	300	321
Reynolds American Inc.
3.25%, 11/01/22	100	100
5.85%, 08/15/45	180	200
Spectrum Brands Inc., 5.75%, 07/15/25 (r)	390	398
		2,719
ENERGY - 1.6%
Alpha Natural Resources Inc., 4.80%, 12/15/20 (c) (d) (v)	2,205	77
Anadarko Petroleum Corp., 4.50%, 07/15/44	110	98
Apache Corp., 4.25%, 01/15/44	300	255
Approach Resources Inc., 7.00%, 06/15/21	120	72
Atwood Oceanics Inc., 6.50%, 02/01/20	110	88
Blue Racer Midstream LLC, 6.13%, 11/15/22 (r)	110	105
Bonanza Creek Energy Inc.
6.75%, 04/15/21	150	105
5.75%, 02/01/23	40	26
BreitBurn Energy Partners LP, 7.88%, 04/15/22	130	46
California Resources Corp., 6.00%, 11/15/24	500	300
Calumet Specialty Products Partners LP, 7.75%, 04/15/23 (r)	50	46
Chesapeake Energy Corp.
4.88%, 04/15/22	200	131
2.50%, 05/15/37 (e) (v)	127	109

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
CONSOL Energy Inc.
5.88%, 04/15/22	300	202
8.00%, 04/01/23	100	71
Crestwood Midstream Partners LP, 6.13%, 03/01/22	170	147
Devon Energy Corp., 5.00%, 06/15/45	50	45
Diamondback Energy Inc., 7.63%, 10/01/21	40	42
Ecopetrol SA
5.88%, 09/18/23	370	356
4.13%, 01/16/25	760	640
5.38%, 06/26/26	170	148
5.88%, 05/28/45	210	159
EP Energy LLC
9.38%, 05/01/20	352	303
6.38%, 06/15/23	70	52
Genesis Energy LP, 6.75%, 08/01/22	90	84
Halcon Resources Corp., 8.63%, 02/01/20 (r)	790	657
Hornbeck Offshore Services Inc.
1.50%, 09/01/19 (v)	1,000	742
5.88%, 04/01/20	1,080	848
Ithaca Energy Inc., 8.13%, 07/01/19 (r)	324	238
Laredo Petroleum Inc., 7.38%, 05/01/22	30	29
Linn Energy LLC
6.50%, 05/15/19	70	19
6.50%, 09/15/21	70	15
Magnum Hunter Resources Corp., 9.75%, 05/15/20	1,170	527
MarkWest Energy Partners LP
4.88%, 12/01/24	100	92
4.88%, 06/01/25	40	37
MEG Energy Corp., 6.50%, 03/15/21 (r)	150	123
Murray Energy Corp., 11.25%, 04/15/21 (r)	160	84
Oasis Petroleum Inc., 6.88%, 03/15/22	90	71
Overseas Shipholding Group Inc., 7.50%, 02/15/21	470	472
Pacific Drilling SA, 5.38%, 06/01/20 (r)	155	91
Parsley Energy LLC, 7.50%, 02/15/22 (r)	160	155
Petrobras Global Finance BV, 6.85%, 06/05/15	50	32
QEP Resources Inc., 5.25%, 05/01/23	60	50
Range Resources Corp., 4.88%, 05/15/25 (r)	150	134
Rice Energy Inc., 6.25%, 05/01/22	100	89
Rockies Express Pipeline LLC, 6.88%, 04/15/40 (r)	110	101
RSP Permian Inc.
6.63%, 10/01/22	20	19
6.63%, 10/01/22 (r)	10	10
Sanchez Energy Corp.
7.75%, 06/15/21	50	37
6.13%, 01/15/23	100	67
SandRidge Energy Inc., 8.75%, 06/01/20 (r)	520	315
Seven Generations Energy Ltd., 6.75%, 05/01/23 (r)	520	447
Shelf Drilling Holdings Ltd., 8.63%, 11/01/18 (r)	70	55
Solazyme Inc., 5.00%, 10/01/19 (v)	665	380
Sunoco LP, 5.50%, 08/01/20 (r)	1,320	1,300
Teine Energy Ltd., 6.88%, 09/30/22 (r)	60	51
WPX Energy Inc., 8.25%, 08/01/23	140	127
		11,121
FINANCIALS - 3.0%
AerCap Ireland Capital Ltd., 4.63%, 07/01/22	150	149
Ally Financial Inc., 8.00%, 11/01/31	20	23
Altice Financing SA, 6.63%, 02/15/23 (r)	200	192
Apollo Commercial Real Estate Finance Inc., 5.50%, 03/15/19 (v)	214	210
BAC Capital Trust XIV, 4.00%, (callable at 100 beginning 11/06/15) (m)	1,500	1,151
Bank of America Corp.
4.25%, 10/22/26	280	277
5.00%, 01/21/44	220	231
BNP Paribas SA, 7.37%, (callable at 100 beginning 08/19/25) (m) (r)	200	201
Citigroup Inc.
5.95% (callable at 100 beginning 05/15/25) (m)	1,530	1,442
4.45%, 09/29/27	200	199
5.30%, 05/06/44	300	312
4.65%, 07/30/45	220	219
Communications Sales & Leasing Inc., 8.25%, 10/15/23	200	171
Compass Bank, 3.88%, 04/10/25	280	261
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.75%, 12/01/43	290	317
5.25%, 08/04/45	250	253
Credit Agricole SA, 4.38%, 03/17/25 (r)	550	531
Credit Suisse Group Funding Guernsey Ltd., 4.88%, 05/15/45 (r)	550	539
Empire State Realty OP LP, 2.63%, 08/15/19 (v)	15	15
ESH Hospitality Inc., 5.25%, 05/01/25 (r)	320	314
FXCM Inc., 2.25%, 06/15/18 (v)	784	612
Glencore Funding LLC
3.13%, 04/29/19	100	84
2.88%, 04/16/20 (r)	130	104
4.63%, 04/29/24	200	150
Goldman Sachs Capital II, 4.00%, (callable at 100 beginning 11/23/15) (m)	250	181
Goldman Sachs Capital III, 4.00%, (callable at 100 beginning 11/23/15) (m)	150	108
Goldman Sachs Group Inc.
6.75%, 10/01/37	190	227
5.15%, 05/22/45	490	481
GPT Property Trust LP, 3.75%, 03/15/19 (v)	5	5
Grupo Isolux Corsan Finance BV, 6.63%, 04/15/21, EUR	550	235
Heta Asset Resolution AG
0.06%, 05/31/16, EUR	200	143
4.38%, 01/24/17, EUR	200	143
HSBC Holdings Plc
6.37% (callable at 100 beginning 09/17/24) (m) (v)	200	191
4.25%, 08/18/25	200	197
5.25%, 03/14/44	400	406
Hypo Real Estate International Trust I, 5.86%, (callable at 100 beginning 06/14/17) (m), EUR	750	810
IAS Operating Partnership LP, 5.00%, 03/15/18 (v)	35	33
JPMorgan Chase & Co.
6.12% (callable at 100 beginning 04/30/24) (m)	600	599
3.38%, 05/01/23	200	196
4.25%, 10/01/27	230	229
4.95%, 06/01/45	260	261
LBG Capital No.1 Plc, 8.00%, (callable at 100 beginning 06/15/20) (m) (v)	307	344
Lloyds Banking Group Plc, 4.50%, 11/04/24	250	252
MetLife Inc., 5.25%, (callable at 100 beginning 06/15/20) (m)	90	89
NorthStar Realty Europe Corp., 4.63%, 12/15/16 (r) (v)	1,385	1,380
Odeon & UCI Finco Plc, 4.98%, 08/01/18 (i), EUR	162	178
Quicken Loans Inc., 5.75%, 05/01/25 (r)	20	19

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
RAIT Financial Trust, 4.00%, 10/01/33 (v)	20	17
Resource Capital Corp., 8.00%, 01/15/20 (v)	10	9
Royal Bank of Scotland Group Plc, 5.13%, 05/28/24	1,930	1,946
Shell International Finance BV, 4.38%, 05/11/45	90	89
Spirit Realty Capital Inc., 2.88%, 05/15/19 (v)	55	51
Standard Chartered Plc, 5.70%, 03/26/44 (r)	600	576
Starwood Property Trust Inc., 3.75%, 10/15/17 (v)	45	45
Teachers Insurance & Annuity Association of America, 4.90%, 09/15/44 (r)	300	309
UBS Group AG, 7.00%, (callable at 100 beginning 02/19/25) (m)	200	204
Volkswagen International Finance NV, 2.50%, (callable at 100 beginning 06/15/20) (m), EUR	220	193
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 11/23/15) (m)	1,620	1,588
Walter Investment Management Corp., 4.50%, 11/01/19 (v)	80	58
Wells Fargo & Co.
5.90% (callable at 100 beginning 06/15/24) (m)	200	200
4.10%, 06/03/26	340	343
4.30%, 07/22/27	290	296
4.65%, 11/04/44	140	138
		20,726
HEALTH CARE - 1.5%
AbbVie Inc.
4.50%, 05/14/35	60	57
4.70%, 05/14/45	60	58
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (r)	290	291
Actavis Funding SCS
4.55%, 03/15/35	100	92
4.75%, 03/15/45	50	45
AMAG Pharmaceuticals Inc., 7.88%, 09/01/23 (r)	255	244
Amsurg Corp., 5.63%, 07/15/22	510	509
Baxalta Inc., 5.25%, 06/23/45 (r)	40	40
Celgene Corp., 5.00%, 08/15/45	200	199
Community Health Systems Inc.
5.13%, 08/15/18	490	501
7.13%, 07/15/20	500	520
Concordia Healthcare Corp., 7.00%, 04/15/23 (r)	1,000	873
Crimson Merger Sub Inc., 6.63%, 05/15/22 (r)	1,750	1,505
DaVita HealthCare Partners Inc., 5.00%, 05/01/25	200	192
DJO Finco LLC, 8.13%, 06/15/21 (r)	300	293
Envision Healthcare Corp., 5.13%, 07/01/22 (r)	590	584
Gilead Sciences Inc., 3.65%, 03/01/26	110	110
Ironwood Pharmaceuticals Inc., 2.25%, 06/15/22 (r) (v)	575	511
Mallinckrodt International Finance SA, 5.63%, 10/15/23 (r)	240	219
Medtronic Inc., 4.63%, 03/15/45	100	103
PDL BioPharma Inc., 4.00%, 02/01/18 (v)	41	36
Pfizer Inc., 4.40%, 05/15/44	150	151
Priory Group No. 3 Plc, 7.00%, 02/15/18, GBP	245	382
Tenet Healthcare Corp.
5.00%, 03/01/19	330	319
8.00%, 08/01/20	1,481	1,529
UnitedHealth Group Inc.
4.63%, 07/15/35	110	116
4.75%, 07/15/45	50	53
Universal Hospital Services Inc., 7.63%, 08/15/20	60	56
VRX Escrow Corp.
5.38%, 03/15/20 (r)	40	39
4.50%, 05/15/23, EUR	1,000	997
6.13%, 04/15/25 (r)	270	259
		10,883
INDUSTRIALS - 0.6%
AAR Corp., 2.25%, 03/01/16 (v)	9	9
Atlas Air Worldwide Holdings Inc., 2.25%, 06/01/22 (e) (v)	357	286
Bombardier Inc.
7.75%, 03/15/20	102	87
5.75%, 03/15/22	100	73
7.50%, 03/15/25 (r)	200	150
CBC Ammo LLC, 7.25%, 11/15/21 (r)	20	18
Cenveo Corp., 7.00%, 05/15/17 (v)	285	257
CHC Helicopter SA, 9.25%, 10/15/20	873	489
Dycom Industries Inc., 0.75%, 09/15/21 (r) (v)	608	600
Gates Global LLC, 6.00%, 07/15/22 (r)	1,000	805
Navistar International Corp.
4.50%, 10/15/18 (v)	74	54
4.75%, 04/15/19 (v)	110	77
8.25%, 11/01/21	400	320
Overseas Shipholding Group Inc., 8.13%, 03/30/18	450	459
United Rentals North America Inc., 5.75%, 11/15/24	120	115
XPO Logistics Inc., 6.50%, 06/15/22 (r)	220	186
		3,985
INFORMATION TECHNOLOGY - 0.6%
Ancestry.com Inc., 9.63%, 10/15/18 (r) (y)	150	148
Audatex North America Inc., 6.00%, 06/15/21 (r)	1,430	1,433
Avid Technology Inc., 2.00%, 06/15/20 (r) (v)	485	337
Blackboard Inc., 7.75%, 11/15/19 (r)	983	826
BroadSoft Inc., 1.00%, 09/01/22 (r) (v)	715	702
Compiler Finance Sub Inc., 7.00%, 05/01/21 (r)	200	120
FireEye Inc., 1.63%, 06/01/35 (r) (v)	280	248
Intel Corp., 4.90%, 07/29/45	130	135
Micron Technology Inc., 5.50%, 02/01/25	160	146
Photronics Inc.
3.25%, 04/01/16 (v)	5	5
3.25%, 04/01/19 (v)	1	1
QUALCOMM Inc., 4.80%, 05/20/45	280	245
		4,346
MATERIALS - 0.4%
Ardagh Finance Holdings SA, 8.63%, 06/15/19 (r) (y)	200	204
Berry Plastics Corp., 5.50%, 05/15/22	900	873
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22 (r)	80	75
Momentive Performance Materials Inc., 3.88%, 10/24/21	1,033	795
MPM Escrow LLC, 8.88%, 10/15/20 (c) (d) (f)	1,033	—
Norske Skogindustrier ASA, 11.75%, 12/15/19, EUR	574	561
Urbi Desarrollos Urbanos SAB de CV, 9.75%, 02/03/22 (c) (d)	1,290	52
Xstrata Finance Canada Ltd.
4.25%, 10/25/22 (k)	100	79
5.55%, 10/25/42	100	73
		2,712

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
TELECOMMUNICATION SERVICES - 1.5%
AT&T Inc.
4.50%, 05/15/35	250	229
4.75%, 05/15/46	350	321
CenturyLink Inc., 5.63%, 04/01/25 (r)	150	120
Digicel Ltd.
6.00%, 04/15/21	460	420
6.75%, 03/01/23 (r)	810	729
Intelsat Jackson Holdings SA
7.25%, 10/15/20	170	156
7.50%, 04/01/21	200	185
6.63%, 12/15/22	860	671
Level 3 Financing Inc., 5.63%, 02/01/23	150	147
Neptune Finco Corp.
10.13%, 01/15/23 (r)	640	646
6.63%, 10/15/25 (r)	580	583
10.88%, 10/15/25 (r)	320	323
SBA Telecommunications Inc., 5.75%, 07/15/20	682	702
Sprint Capital Corp., 8.75%, 03/15/32	150	117
Sprint Corp.
7.88%, 09/15/23	1,000	809
7.63%, 02/15/25	170	132
Telefonica Emisiones SAU, 7.05%, 06/20/36	110	129
Verizon Communications Inc.
6.55%, 09/15/43	1,630	1,930
5.01%, 08/21/54	550	503
Virgin Media Finance Plc, 6.00%, 10/15/24 (r)	200	192
Wind Acquisition Finance SA, 4.00%, 07/15/20, EUR	750	825
Zayo Group LLC, 6.00%, 04/01/23 (r)	690	669
		10,538
UTILITIES - 0.1%
Enel Finance International SA, 6.00%, 10/07/39 (r)	150	170
FirstEnergy Corp., 7.38%, 11/15/31	350	423
		593
Total Corporate Bonds and Notes (cost $82,706)		76,627

GOVERNMENT AND AGENCY OBLIGATIONS - 5.2%
GOVERNMENT SECURITIES - 5.1%
Federal National Mortgage Association - 0.2% (w)
Federal National Mortgage Association, 0.00%, 10/09/19 (j)	1,300	1,207
Sovereign - 1.9%
Brazil Government International Bond, 5.00%, 01/27/45	1,230	919
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/17 - 01/01/21, BRL	7,948	1,861
Colombia Government International Bond, 5.63%, 02/26/44	790	737
Italy Buoni Poliennali Del Tesoro, 5.00%, 09/01/40, EUR	1,670	2,625
Mexico Bonos
6.50%, 06/09/22, MXN	13,500	828
8.50%, 11/18/38, MXN	12,940	908
7.75%, 11/13/42, MXN	38,080	2,483
Mexico Government International Bond, 4.60%, 01/23/46	270	240
People’s Republic of China
3.38%, 11/21/24, CNH	500	77
3.48%, 06/29/27, CNH	3,500	539
4.29%, 05/22/29, CNH	1,000	167
Poland Government Bond
4.00%, 10/25/23, PLN	5,100	1,461
3.25%, 07/25/25, PLN	2,290	624
		13,469
Treasury Inflation Index Securities - 0.1%
France Government Inflation Indexed Bond, 1.80%, 07/25/40 (n), EUR	434	660
U.S. Treasury Securities - 2.9%
U.S. Treasury Bond
2.50%, 02/15/45	200	184
3.00%, 05/15/45	4,550	4,660
2.88%, 08/15/45	760	760
Principal Only, 0.00%, 02/15/44 - 05/15/45 (j)	6,350	2,627
U.S. Treasury Note
4.50%, 11/15/15 (o)	5,000	5,026
1.63%, 07/31/20	560	567
1.38%, 08/31/20 - 09/30/20	3,380	3,382
1.88%, 05/31/22 - 08/31/22	1,090	1,100
1.75%, 09/30/22	1,490	1,489
2.13%, 05/15/25	80	80
2.00%, 08/15/25	610	607
		20,482

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.1%
Federal Home Loan Mortgage Corp. - 0.1%
Federal Home Loan Mortgage Corp., 4.44%, 11/25/23 (i)	440	440
Federal National Mortgage Association - 0.0%
Federal National Mortgage Association, 3.50%, 09/01/45	100	104
Total Government and Agency Obligations (cost $37,959)		36,362

VARIABLE RATE SENIOR LOAN INTERESTS - 4.9% (i)
CONSUMER DISCRETIONARY - 1.6%
Burger King Corp. Term Loan B, 3.75%, 12/10/21	885	880
Charter Communications Inc. Term Loan, 3.50%, 01/23/23	650	646
Charter Communications Operating LLC Term Loan H, 3.25%, 07/23/23	60	60
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20	1,384	1,379
J. Crew Group Inc. New Term Loan B, 4.00%, 02/26/21	356	275
Jason Inc. Term Loan, 9.00%, 06/30/22	1,000	910
La Quinta Intermediate Holdings LLC Term Loan B, 3.75%, 02/18/21	1,180	1,168
Life Time Fitness Term Loan B, 4.25%, 06/03/22	499	496
Maxeda BV Term Loan
7.00%, 06/19/28, EUR	506	521
7.00%, 06/19/28, EUR	737	760
MGM Resorts International Term Loan B, 3.50%, 12/13/19	328	325
Pinnacle Entertainment Inc. Term Loan B-2, 3.75%, 08/05/20	384	383
Promotora de Informaciones SA Term Loan, 2.60%, 12/13/18, EUR	1,289	1,243
Rue21 Inc. Term Loan, 5.63%, 10/10/20	657	562
Sabre Inc. Term Loan B, 4.00%, 02/19/19	648	645
Staples Inc. Term Loan B-1, 0.00%, 04/24/21 (z)	700	696
		10,949

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
CONSUMER STAPLES - 0.2%
Brake Bros Ltd. Term Loan, 3.83%, 03/12/17, GBP	1,000	1,490

ENERGY - 0.2%
Ocean Rig UDW Inc. Term Loan, 5.50%, 07/18/21	997	661
Pacific Drilling SA Term Loan, 4.50%, 06/03/18 (p)	70	41
Templar Energy LLC Term Loan, 8.50%, 11/25/20	1,000	442
		1,144
FINANCIALS - 0.5%
Eircom Finco S.A.R.L. Term Loan B-3, 0.00%, 05/31/22 (z), EUR	1,270	1,397
Pacific Holdings Group Plc Term Loan, 12.00%, 10/20/22, GBP	500	624
Sterigenics-Nordion Holdings LLC Term Loan, 4.25%, 05/06/22	1,000	992
Toys R Us Property Co. I LLC Term Loan, 6.00%, 08/21/19	764	696
		3,709
HEALTH CARE - 0.5%
ConvaTec Inc. Term Loan B, 4.25%, 06/09/20, EUR	340	380
Pharmaceutical Product Development Inc. Term Loan B, 4.25%, 08/05/22	1,516	1,497
Valeant Pharmaceuticals International Inc. Term Loan B, 3.75%, 06/20/20	1,450	1,427
		3,304
INDUSTRIALS - 0.4%
BakerCorp Replacement Term Loan, 4.25%, 02/07/20	627	595
TransDigm Group Inc. Term Loan E, 3.50%, 05/13/22	1,174	1,155
YRC Worldwide Inc. Term Loan, 8.25%, 02/13/19	997	959
		2,709
INFORMATION TECHNOLOGY - 0.1%
SS&C Technologies Term Loan B-1, 4.00%, 06/29/22	770	771
SS&C Technologies Term Loan B-2, 4.00%, 06/29/22	122	121
		892
MATERIALS - 0.5%
Appvion Inc. Term Loan, 5.75%, 06/28/19	477	446
Arch Western Finance LLC Term Loan, 6.25%, 05/14/18	1,500	844
Berry Plastics Corp. Term Loan F, 0.00%, 09/16/22 (z)	710	708
NewPage Corp. Term Loan B, 9.50%, 02/11/21	850	458
Vertellus Specialties Inc. Term Loan, 10.50%, 10/10/19	1,154	1,001
		3,457
TELECOMMUNICATION SERVICES - 0.9%
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	620	602
Level 3 Financing Inc. Term Loan B-II V2, 3.50%, 05/06/22	1,360	1,348
SBA Communications Inc. Term Loan, 3.25%, 03/24/21	1,801	1,777
Telenet International Finance SA Term Loan, 0.00%, 06/30/23 (z), EUR	2,630	2,874
		6,601
Total Variable Rate Senior Loan Interests (cost $35,757)		34,255

SHORT TERM INVESTMENTS - 36.0%
Investment Companies - 33.6%
JNL Money Market Fund, 0.10% (a) (h)	234,391	234,391
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	7,165	7,165
Treasury Securities - 1.4%
U.S. Treasury Bill, 0.04%, 10/29/15 (o)	$10,000	10,000
Total Short Term Investments (cost $251,555)		251,556
Total Investments - 99.3% (cost $732,476)		693,811
Total Securities Sold Short - (9.1%) (proceeds $68,458)		(63,350)
Other Assets and Liabilities, Net - 9.8%		68,406
Total Net Assets - 100.0%		$698,867

SECURITIES SOLD SHORT - 9.1%
COMMON STOCKS - 5.2%
CONSUMER DISCRETIONARY - 1.1%
AMC Networks Inc. - Class A	1	$42
Barratt Developments Plc	47	462
Berkeley Group Holdings Plc	8	385
Cablevision Systems Corp. - Class A	2	78
Charter Communications Inc. - Class A	1	226
Continental AG	2	405
Cracker Barrel Old Country Store Inc.	6	872
Fast Retailing Co. Ltd.	1	366
Gestevision Telecinco SA	72	788
GNC Holdings Inc. - Class A	18	722
Lennar Corp. - Class A	17	805
Lions Gate Entertainment Corp.	1	21
Lululemon Athletica Inc.	17	849
Publicis Groupe SA	11	752
Staples Inc.	9	111
Tiffany & Co.	8	649
		7,533
CONSUMER STAPLES - 0.8%
B&G Foods Inc.	21	750
Hain Celestial Group Inc.	17	883
Hormel Foods Corp.	6	383
Mondelez International Inc. - Class A	12	498
Nestle SA	10	783
Sysco Corp.	36	1,385
Unicharm Corp.	35	611
Yakult Honsha Co. Ltd.	6	319
		5,612
ENERGY - 0.1%
Halliburton Co.	1	48
Schlumberger Ltd.	4	285
Tesoro Corp.	1	58
		391
FINANCIALS - 1.2%
ACE Ltd.	3	269
Banco Bilbao Vizcaya Argentaria SA	121	1,027
Bolsas y Mercados Espanoles SA	11	364
Care Capital Properties Inc.	—	2
Commonwealth Bank of Australia	10	528
DNB ASA	54	698

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Eaton Vance Corp.	22	733
GAM Holding Ltd.	41	729
Gaming and Leisure Properties Inc.	5	143
Hannover Rueck SE	7	755
Insurance Australia Group Ltd.	149	511
M&T Bank Corp.	2	236
National Australia Bank Ltd.	25	525
Pennsylvania REIT	2	47
Royal Bank of Canada	3	191
Svenska Handelsbanken AB - Series A	53	759
Travelers Cos. Inc.	7	711
Ventas Inc.	—	13
		8,241
HEALTH CARE - 0.6%
AMAG Pharmaceuticals Inc.	9	377
Anthem Inc.	3	418
Centene Corp.	2	122
Coloplast A/S	7	470
Exact Sciences Corp.	16	284
Getinge AB - Class B	23	509
Illumina Inc.	4	701
Kite Pharma Inc.	7	372
Merck & Co. Inc.	10	508
Varian Medical Systems Inc.	5	336
		4,097
INDUSTRIALS - 0.8%
Bureau Veritas SA	53	1,122
Curtiss-Wright Corp.	3	169
Experian Plc	58	924
Hexagon AB - Class B	24	738
Illinois Tool Works Inc.	4	346
Knight Transportation Inc.	19	463
Legrand SA	14	749
Mitsui OSK Lines Ltd.	135	324
NSK Ltd.	38	371
NTN Corp.	57	235
Pitney Bowes Inc.	2	31
Werner Enterprises Inc.	20	489
WW Grainger Inc.	—	82
		6,043
INFORMATION TECHNOLOGY - 0.4%
Alibaba Group Holding Ltd. - ADR	6	324
Seagate Technology	2	102
Tencent Holdings Ltd.	96	1,625
Yahoo! Japan Corp.	23	87
Yaskawa Electric Corp.	40	411
Zoopla Property Group Plc	105	331
		2,880
MATERIALS - 0.2%
Givaudan SA	—	443
Novozymes A/S - Class B	13	546
Sensient Technologies Corp.	6	349
Valspar Corp.	5	345
		1,683
Total Common Stocks (proceeds $39,244)		36,480

INVESTMENT COMPANIES - 3.9%
iShares iBoxx High Yield Corporate Bond Fund	49	4,048
iShares Russell 2000 Index Fund	34	3,699
iShares Russell 2000 Value ETF	17	1,512
iShares US Real Estate ETF	44	3,117
Materials Select Sector SPDR Fund	58	2,308
SPDR S&P 500 ETF Trust	32	6,153
SPDR S&P MidCap 400 ETF Trust	24	6,033
Total Investment Companies (proceeds $29,214)		26,870
Total Securities Sold Short - 9.1% (proceeds $68,458)		$63,350

JNL Multi-Manager Small Cap Growth Fund

COMMON STOCKS - 88.9%
CONSUMER DISCRETIONARY - 16.9%
2U Inc. (c)	235	$8,419
Black Diamond Inc. (c)	429	2,691
Bloomin’ Brands Inc.	214	3,885
Bojangles’ Inc. (c)	199	3,365
Boot Barn Holdings Inc. (c)	115	2,119
Brunswick Corp.	164	7,870
Buffalo Wild Wings Inc. (c)	40	7,757
Carter’s Inc.	113	10,221
Chuy’s Holdings Inc. (c)	272	7,733
ClubCorp Holdings Inc.	267	5,739
Diversified Restaurant Holdings Inc. (c)	27	73
Freshpet Inc. (c)	168	1,762
G-III Apparel Group Ltd. (c)	67	4,113
Gentherm Inc. (c)	83	3,726
Global Eagle Entertainment Inc. (c)	353	4,047
Group 1 Automotive Inc.	75	6,352
HomeAway Inc. (c)	74	1,963
IMAX Corp. (c)	617	20,860
Kona Grill Inc. (c)	29	461
La Quinta Holdings Inc. (c)	411	6,488
Lithia Motors Inc. - Class A	82	8,882
Marriott Vacations Worldwide Corp.	64	4,341
Modine Manufacturing Co. (c)	51	404
Nexstar Broadcasting Group Inc. - Class A	65	3,097
Papa John’s International Inc.	183	12,541
Party City Holdco Inc. (c)	44	704
Popeyes Louisiana Kitchen Inc. (c)	99	5,567
Red Robin Gourmet Burgers Inc. (c)	97	7,330
Rentrak Corp. (c)	14	730
Restoration Hardware Holdings Inc. (c)	175	16,353
Sinclair Broadcast Group Inc. - Class A	93	2,365
Six Flags Entertainment Corp.	201	9,182
SodaStream International Ltd. (c)	97	1,335
Sonic Corp.	79	1,818
Sotheby’s - Class A	299	9,565
Steven Madden Ltd. (c)	78	2,856
Tumi Holdings Inc. (c)	308	5,428
Ulta Salon Cosmetics & Fragrance Inc. (c)	55	8,961
Wingstop Inc. (c)	100	2,388
		213,491
CONSUMER STAPLES - 2.4%
Blue Buffalo Pet Products Inc. (c)	205	3,668
Calavo Growers Inc.	65	2,917
Casey’s General Stores Inc.	23	2,394
Pinnacle Foods Inc.	428	17,936
United Natural Foods Inc. (c)	79	3,837
		30,752
ENERGY - 1.1%
Carrizo Oil & Gas Inc. (c)	106	3,243
Diamondback Energy Inc. (c)	68	4,399
Geospace Technologies Corp. (c)	72	991
Rice Energy Inc. (c)	218	3,530
RigNet Inc. (c)	78	1,994
		14,157

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
FINANCIALS - 6.0%
Affiliated Managers Group Inc. (c)	45	7,729
Evercore Partners Inc. - Class A	48	2,417
Geo Group Inc.	190	5,645
Great Western Bancorp Inc.	85	2,147
Marcus & Millichap Inc. (c)	89	4,076
MarketAxess Holdings Inc.	59	5,447
Moelis & Co. - Class A	22	566
PRA Group Inc. (c)	292	15,458
PrivateBancorp Inc.	142	5,442
Safeguard Scientifics Inc. (c)	17	260
SEI Investments Co.	117	5,626
STAG Industrial Inc.	136	2,473
Stifel Financial Corp. (c)	65	2,753
SVB Financial Group (c)	33	3,802
Western Alliance Bancorp (c)	214	6,582
WisdomTree Investments Inc.	320	5,158
		75,581
HEALTH CARE - 23.6%
Acadia HealthCare Co. Inc. (c)	77	5,083
Acceleron Pharma Inc. (c)	28	695
AcelRx Pharmaceuticals Inc (c)	235	717
Adeptus Health Inc. - Class A (c)	26	2,108
Aduro Biotech Inc. (c)	66	1,269
Agile Therapeutics Inc. (c)	27	182
Aimmune Therapeutics Inc. (c)	74	1,880
Air Methods Corp. (c)	89	3,047
Akorn Inc. (c)	90	2,556
Alder Biopharmaceuticals Inc. (c)	78	2,540
Align Technology Inc. (c)	122	6,902
Amicus Therapeutics Inc. (c)	293	4,092
AMN Healthcare Services Inc. (c)	116	3,490
Ascendis Pharma A/S - ADR (c)	44	773
athenahealth Inc. (c)	49	6,574
AtriCure Inc. (c)	280	6,134
aTyr Pharma Inc. (c)	105	1,077
BioDelivery Sciences International Inc. (c)	199	1,107
Bluebird Bio Inc. (c)	22	1,908
Blueprint Medicines Corp. (c)	70	1,498
Celyad SA - ADR (c)	6	245
Cepheid Inc. (c)	98	4,448
Cerulean Pharma Inc. (c)	63	230
Chimerix Inc. (c)	92	3,499
Community Health Systems Inc. (c)	131	5,616
ConforMIS Inc. (c)	150	2,713
Conmed Corp.	38	1,795
Cross Country Healthcare Inc. (c)	85	1,153
Cynosure Inc. - Class A (c)	61	1,826
DBV Technologies SA - ADR (c)	52	1,840
DexCom Inc. (c)	92	7,890
Durect Corp. (c)	124	243
Dyax Corp. (c)	122	2,327
Enanta Pharmaceuticals Inc. (c)	51	1,836
Entellus Medical Inc. (c)	120	2,159
Enzo Biochem Inc. (c)	18	57
Esperion Therapeutics Inc. (c)	52	1,217
Evolent Health Inc. - Class A (c)	53	843
ExamWorks Group Inc. (c)	283	8,275
FibroGen Inc. (c)	83	1,811
Galapagos NV - ADR (c)	17	672
Global Blood Therapeutics Inc. (c)	34	1,442
HealthSouth Corp.	93	3,584
HeartWare International Inc. (c)	62	3,233
Hologic Inc. (c)	172	6,746
Horizon Pharma Plc (c)	335	6,649
Idexx Laboratories Inc. (c)	74	5,487
Ignyta Inc. (c)	121	1,058
Immune Design Corp. (c)	85	1,036
Inogen Inc. (c)	42	2,015
Inotek Pharmaceuticals Corp. (c)	135	1,272
Insulet Corp. (c)	130	3,366
Intercept Pharmaceuticals Inc. (c)	10	1,708
Intersect ENT Inc. (c)	83	1,942
Jazz Pharmaceuticals Plc (c)	69	9,153
Kite Pharma Inc. (c)	54	3,027
La Jolla Pharmaceutical Co. (c)	101	2,809
LeMaitre Vascular Inc.	35	424
Lifepoint Health Inc. (c)	25	1,780
Ligand Pharmaceuticals Inc. (c)	208	17,782
Lion Biotechnologies Inc. (c)	239	1,375
Loxo Oncology Inc. (c)	166	2,894
MedAssets Inc. (c)	224	4,486
NantKwest Inc. (c)	86	987
Nektar Therapeutics (c)	165	1,812
NeoGenomics Inc. (c)	63	359
Neurocrine Biosciences Inc. (c)	109	4,333
NxStage Medical Inc. (c)	430	6,782
Ophthotech Corp. (c)	13	518
OvaScience Inc. (c)	54	457
Pain Therapeutics Inc. (c)	15	28
Paratek Pharmaceuticals Inc.	17	321
PAREXEL International Corp. (c)	74	4,588
Penumbra Inc. (c)	12	498
Portola Pharmaceuticals Inc. (c)	80	3,397
Premier Inc. - Class A (c)	229	7,863
ProNAi Therapeutics Inc. (c)	67	1,383
Puma Biotechnology Inc. (c)	22	1,643
Regenxbio Inc. (c)	73	1,602
Repligen Corp. (c)	196	5,471
Rockwell Medical Technologies Inc. (c)	161	1,238
Sage Therapeutics Inc. (c)	46	1,925
Spark Therapeutics Inc. (c)	46	1,920
Staar Surgical Co. (c)	80	624
STERIS Corp.	201	13,052
Sucampo Pharmaceuticals Inc. - Class A (c)	146	2,897
Syneron Medical Ltd. (c)	53	379
Team Health Holdings Inc. (c)	57	3,085
Tetraphase Pharmaceuticals Inc. (c)	30	224
Thoratec Corp. (c)	54	3,386
Trevena Inc. (c)	189	1,953
Ultragenyx Pharmaceutical Inc. (c)	40	3,829
Universal Health Services Inc. - Class B	47	5,829
Vascular Solutions Inc. (c)	29	928
Veeva Systems Inc. - Class A (c)	98	2,294
Vital Therapies Inc. (c)	163	658
West Pharmaceutical Services Inc.	251	13,603
Zafgen Inc. (c)	106	3,382
Zeltiq Aesthetics Inc. (c)	205	6,552
		297,395
INDUSTRIALS - 12.8%
Advisory Board Co. (c)	229	10,449
Albany International Corp. - Class A	35	1,015
Builders FirstSource Inc. (c)	365	4,628
CEB Inc.	40	2,704
Comfort Systems USA Inc.	124	3,372
Douglas Dynamics Inc.	114	2,272
DXP Enterprises Inc. (c)	33	892
EMCOR Group Inc.	52	2,298
Fortune Brands Home & Security Inc.	205	9,720
HEICO Corp.	56	2,723
HEICO Corp. - Class A	62	2,825
Hexcel Corp.	372	16,670
Hudson Technologies Inc. (c)	21	62

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
InnerWorkings Inc. (c)	100	625
John Bean Technologies Corp.	93	3,546
Kaman Corp.	25	885
Kelly Services Inc. - Class A	27	378
Kforce Inc.	55	1,435
Knight Transportation Inc.	170	4,082
Knoll Inc.	316	6,949
Korn/Ferry International	94	3,097
Landstar System Inc.	57	3,626
Lawson Products Inc. (c)	8	183
Manitex International Inc. (c)	48	272
Old Dominion Freight Line Inc. (c)	85	5,189
Paylocity Holding Corp. (c)	132	3,964
Power Solutions International Inc. (c)	84	1,916
RBC Bearings Inc. (c)	25	1,463
Ritchie Bros. Auctioneers Inc.	677	17,526
Rush Enterprises Inc. - Class A (c)	42	1,023
Sparton Corp. (c)	19	413
Steelcase Inc. - Class A	315	5,801
Taser International Inc. (c)	348	7,667
Teledyne Technologies Inc. (c)	94	8,529
Tennant Co.	44	2,462
Titan Machinery Inc. (c)	50	569
TransUnion LLC (c)	180	4,531
Trex Co. Inc. (c)	102	3,387
USG Corp. (c)	231	6,141
WageWorks Inc. (c)	61	2,759
Woodward Governor Co.	21	850
XPO Logistics Inc. (c)	72	1,723
		160,621
INFORMATION TECHNOLOGY - 21.5%
Aerohive Networks Inc. (c)	53	319
Aspen Technology Inc. (c)	54	2,045
Barracuda Networks Inc. (c)	225	3,501
Black Knight Financial Services Inc. - Class A (c)	237	7,724
Blackhawk Network Holdings Inc. (c)	83	3,501
Brooks Automation Inc.	138	1,616
Cardtronics Inc. (c)	149	4,868
Care.com Inc. (c)	136	701
Cavium Inc. (c)	66	4,058
Cognex Corp.	115	3,956
comScore Inc. (c)	120	5,543
Constant Contact Inc. (c)	258	6,247
Cornerstone OnDemand Inc. (c)	104	3,429
CoStar Group Inc. (c)	45	7,822
Cvent Inc. (c)	53	1,768
Cypress Semiconductor Corp.	313	2,667
Demandware Inc. (c)	214	11,059
Digimarc Corp. (c)	32	970
Ebix Inc.	120	3,004
Endurance International Group Holdings Inc. (c)	77	1,022
Euronet Worldwide Inc. (c)	253	18,721
ExlService Holdings Inc. (c)	38	1,399
FARO Technologies Inc. (c)	44	1,529
FleetMatics Group Plc (c)	123	6,052
Fortinet Inc. (c)	47	2,010
GoDaddy Inc. - Class A (c)	173	4,372
Heartland Payment Systems Inc.	133	8,356
HubSpot Inc. (c)	92	4,243
Internap Corp. (c)	271	1,659
IPG Photonics Corp. (c)	10	728
LivePerson Inc. (c)	149	1,125
LogMeIn Inc. (c)	349	23,769
M/A-COM Technology Solutions Holdings Inc. (c)	274	7,947
Monolithic Power Systems Inc.	203	10,406
Monotype Imaging Holdings Inc.	74	1,621
NCR Corp. (c)	51	1,165
NetScout Systems Inc. (c)	151	5,337
Pandora Media Inc. (c)	143	3,043
Paycom Software Inc. (c)	146	5,236
Power Integrations Inc.	39	1,628
Proofpoint Inc. (c)	198	11,951
PROS Holdings Inc. (c)	81	1,800
Qualys Inc. (c)	34	976
Radware Ltd. (c)	89	1,452
Rubicon Project Inc. (c)	115	1,674
Ruckus Wireless Inc. (c)	164	1,953
Rudolph Technologies Inc. (c)	124	1,545
SPS Commerce Inc. (c)	47	3,179
SS&C Technologies Holdings Inc.	59	4,097
Super Micro Computer Inc. (c)	89	2,415
Synchronoss Technologies Inc. (c)	404	13,245
Syntel Inc. (c)	74	3,335
Take-Two Interactive Software Inc. (c)	233	6,683
Tower Semiconductor Ltd. (c)	256	3,292
Ultimate Software Group Inc. (c)	128	22,845
Virtusa Corp. (c)	55	2,818
WebMD Health Corp. - Class A (c)	9	364
WNS Holdings Ltd. - ADR (c)	35	992
		270,782
MATERIALS - 3.4%
Boise Cascade Co. (c)	182	4,577
Chemtura Corp. (c)	234	6,698
Eagle Materials Inc.	61	4,194
Graphic Packaging Holding Co.	518	6,628
Headwaters Inc. (c)	532	9,999
Quaker Chemical Corp.	10	786
Steel Dynamics Inc.	226	3,887
Summit Materials Inc. - Class A (c)	304	5,712
		42,481
TELECOMMUNICATION SERVICES - 1.2%
Cogent Communications Holdings Inc.	191	5,185
RingCentral Inc. - Class A (c)	322	5,839
Zayo Group Holdings Inc. (c)	162	4,111
		15,135
Total Common Stocks (cost $1,177,697)		1,120,395

INVESTMENT COMPANIES - 4.7%
iShares Russell 2000 Growth Index Fund	422	56,539
iShares Russell 2000 Index Fund	20	2,149
Total Investment Companies (cost $63,068)		58,688
Total Investments - 93.6% (cost $1,240,765)		1,179,083
Other Assets and Liabilities, Net - 6.4%		80,379
Total Net Assets - 100.0%		$1,259,462

JNL Multi-Manager Small Cap Value Fund

COMMON STOCKS - 90.9%
CONSUMER DISCRETIONARY - 11.8%
AMC Entertainment Holdings Inc. - Class A	45	$1,131
American Eagle Outfitters Inc.	252	3,944
Bassett Furniture Industries Inc.	35	966
Belmond Ltd. - Class A (c)	72	723
Big Lots Inc.	62	2,971
Black Diamond Inc. (c)	49	309
Bloomin’ Brands Inc.	242	4,407

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Brunswick Corp.	62	2,985
Buckle Inc.	50	1,831
Build-A-Bear Workshop Inc. (c)	97	1,837
Caleres Inc.	99	3,007
Childrens Place Retail Stores Inc.	13	761
ClubCorp Holdings Inc.	231	4,949
Columbia Sportswear Co.	3	182
Cooper Tire & Rubber Co.	87	3,453
Cooper-Standard Holding Inc. (c)	39	2,251
Cracker Barrel Old Country Store Inc.	4	545
Crocs Inc. (c)	320	4,130
Drew Industries Inc.	51	2,792
Express Inc. (c)	48	861
Fox Factory Holding Corp. (c)	140	2,357
Gildan Activewear Inc.	252	7,591
Group 1 Automotive Inc.	16	1,320
Guess? Inc.	172	3,665
Helen of Troy Ltd. (c)	131	11,675
Hooker Furniture Corp.	40	939
Houghton Mifflin Harcourt Co. (c)	147	2,995
Isle of Capri Casinos Inc. (c)	74	1,291
La Quinta Holdings Inc. (c)	106	1,672
Lumber Liquidators Holdings Inc. (c)	214	2,814
M/I Homes Inc. (c)	12	287
Marriott Vacations Worldwide Corp.	7	484
Performance Sports Group Ltd. (c)	364	4,889
Popeyes Louisiana Kitchen Inc. (c)	62	3,513
Rent-A-Center Inc.	59	1,438
Sally Beauty Holdings Inc. (c)	208	4,928
Scholastic Corp.	59	2,303
SeaWorld Entertainment Inc.	205	3,649
Taylor Morrison Home Corp. - Class A (c)	42	791
Tile Shop Holdings Inc. (c)	320	3,828
Travelport Worldwide Ltd.	275	3,634
West Marine Inc. (c)	5	44
Winnebago Industries Inc.	546	10,449
		120,591
CONSUMER STAPLES - 2.3%
Central Garden & Pet Co. - Class A (c)	50	802
Dean Foods Co.	188	3,108
Diamond Foods Inc. (c)	100	3,100
Fresh Del Monte Produce Inc.	118	4,664
Post Holdings Inc. (c)	85	5,008
Sanderson Farms Inc.	79	5,402
SpartanNash Co.	65	1,678
		23,762
ENERGY - 3.4%
Alon USA Energy Inc.	96	1,726
Atwood Oceanics Inc.	61	902
Delek US Holdings Inc.	15	421
Geospace Technologies Corp. (c)	142	1,958
Matador Resources Co. (c)	129	2,678
Matrix Service Co. (c)	78	1,750
McDermott International Inc. (c)	146	629
Murphy USA Inc. (c)	38	2,066
Navios Maritime Acq Corp.	89	313
Pacific Ethanol Inc. (c)	182	1,183
PDC Energy Inc. (c)	83	4,401
Rice Energy Inc. (c)	59	954
Scorpio Tankers Inc.	107	978
Stone Energy Corp. (c)	66	327
Superior Energy Services Inc.	146	1,838
Teekay Tankers Ltd.	429	2,959
Tetra Technologies Inc. (c)	21	122
W&T Offshore Inc.	116	348
Western Refining Inc.	87	3,857
World Fuel Services Corp.	161	5,753
		35,163
FINANCIALS - 33.0%
Access National Corp.	6	122
AG Mortgage Investment Trust Inc.	112	1,709
Allied World Assurance Co. Holdings Ltd.	56	2,155
Ambac Financial Group Inc. (c)	151	2,188
American Equity Investment Life Holding Co.	149	3,467
AmTrust Financial Services Inc.	4	265
Anworth Mortgage Asset Corp.	288	1,421
ARMOUR Residential REIT Inc.	183	3,673
Ashford Hospitality Prime Inc.	42	592
Ashford Hospitality Trust Inc.	262	1,601
Bancorp Inc. (c)	220	1,673
BancorpSouth Inc.	135	3,219
BBCN Bancorp Inc.	41	613
BofI Holding Inc. (c)	23	2,931
Boston Private Financial Holdings Inc.	250	2,919
Brandywine Realty Trust	91	1,126
Capitol Federal Financial Inc.	233	2,819
Capstead Mortgage Corp.	99	975
Cardinal Financial Corp.	122	2,802
Cathay General Bancorp	141	4,230
CBL & Associates Properties Inc.	99	1,357
CenterState Banks of Florida Inc.	88	1,289
Chemical Financial Corp.	22	699
CNO Financial Group Inc.	287	5,396
Commerce Bancshares Inc.	196	8,943
ConnectOne Bancorp Inc.	110	2,124
Cowen Group Inc. - Class A (c)	91	414
CubeSmart	48	1,314
DiamondRock Hospitality Co.	306	3,384
East West Bancorp Inc.	90	3,473
Education Realty Trust Inc.	148	4,883
Endurance Specialty Holdings Ltd.	114	6,945
Enterprise Financial Services Corp.	32	798
EPR Properties	26	1,346
EZCorp Inc. - Class A (c)	219	1,354
Fidelity Southern Corp.	77	1,628
First American Financial Corp.	150	5,857
First Cash Financial Services Inc. (c)	192	7,688
First Defiance Financial Corp.	19	695
First Financial Bancorp	134	2,552
First Industrial Realty Trust Inc.	21	444
First NBC Bank Holding Co. (c)	10	357
FirstMerit Corp.	88	1,558
Flagstar Bancorp Inc. (c)	109	2,233
Geo Group Inc.	132	3,927
Getty Realty Corp.	118	1,860
Gramercy Property Trust Inc.	143	2,976
Great Southern Bancorp Inc.	22	931
Great Western Bancorp Inc.	83	2,116
Hancock Holding Co.	64	1,722
Hanmi Financial Corp.	71	1,789
Hannon Armstrong Sustainable Infrastructure Capital Inc.	248	4,279
HCI Group Inc.	24	927
Heartland Financial USA Inc.	37	1,353
Heritage Commerce Corp.	28	322
Hersha Hospitality Trust	23	510
Highwoods Properties Inc.	119	4,627
HomeTrust Bancshares Inc. (c)	29	545
Independent Bank Corp.	38	561
Infinity Property & Casualty Corp.	27	2,141
INTL FCStone Inc. (c)	65	1,599
Investors Bancorp Inc.	276	3,409
iStar Inc. (c)	280	3,527

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Kennedy-Wilson Holdings Inc.	175	3,882
LaSalle Hotel Properties	189	5,363
Lexington Realty Trust	83	671
LPL Financial Holdings Inc.	261	10,376
LTC Properties Inc.	69	2,961
Mack-Cali Realty Corp.	159	3,006
Maiden Holdings Ltd.	309	4,292
MainSource Financial Group Inc.	7	139
MB Financial Inc.	116	3,774
Medical Properties Trust Inc.	222	2,457
Meridian Bancorp Inc.	326	4,450
MFA Financial Inc.	118	802
MGIC Investment Corp. (c)	405	3,749
Monogram Residential Trust Inc.	256	2,380
National General Holdings Corp.	351	6,762
National Western Life Insurance Co.	2	400
Nelnet Inc. - Class A	72	2,506
New Residential Investment Corp.	66	867
NewStar Financial Inc. (c)	204	1,669
One Liberty Properties Inc.	9	194
PacWest Bancorp	102	4,351
Park National Corp.	13	1,177
Parkway Properties Inc.	37	573
Pebblebrook Hotel Trust	30	1,064
Peoples Bancorp Inc.	17	353
PHH Corp. (c)	192	2,715
Pinnacle Financial Partners Inc.	54	2,658
PRA Group Inc. (c)	111	5,895
Preferred Bank	20	619
PrivateBancorp Inc.	186	7,141
Prosperity Bancshares Inc.	92	4,504
PS Business Parks Inc.	61	4,824
QTS Realty Trust Inc. - Class A	31	1,355
RenaissanceRe Holdings Ltd.	129	13,662
Republic Bancorp Inc. - Class A	7	168
RLJ Lodging Trust	41	1,031
State National Cos. Inc.	79	740
Stewart Information Services Corp.	122	4,997
Stock Yards Bancorp Inc.	21	768
Strategic Hotels & Resorts Inc. (c)	89	1,220
Sunstone Hotel Investors Inc.	283	3,748
SVB Financial Group (c)	38	4,425
Symetra Financial Corp.	164	5,178
TCF Financial Corp.	888	13,456
Terreno Realty Corp.	113	2,223
Texas Capital Bancshares Inc. (c)	155	8,110
Trustmark Corp.	92	2,136
Umpqua Holdings Corp.	592	9,643
United Fire Group Inc.	37	1,297
Universal Insurance Holdings Inc.	135	3,976
Virtu Financial Inc. - Class A	163	3,745
Walker & Dunlop Inc. (c)	33	855
Washington Federal Inc.	137	3,115
Waterstone Financial Inc.	200	2,692
Webster Financial Corp.	63	2,235
WSFS Financial Corp.	43	1,229
Xenia Hotels & Resorts Inc.	49	856
		335,786
HEALTH CARE - 7.1%
Affymetrix Inc. (c)	32	274
Allscripts-Misys Healthcare Solutions Inc. (c)	299	3,702
AMN Healthcare Services Inc. (c)	10	291
Amsurg Corp. (c)	5	404
Anacor Pharmaceuticals Inc. (c)	10	1,212
AngioDynamics Inc. (c)	253	3,334
ANI Pharmaceuticals Inc. (c)	22	881
Charles River Laboratories International Inc. (c)	43	2,757
Emergent BioSolutions Inc. (c)	28	809
Five Star Quality Care Inc. (c)	137	424
Greatbatch Inc. (c)	32	1,801
Halyard Health Inc. (c)	102	2,887
Healthways Inc. (c)	275	3,063
Hill-Rom Holdings Inc.	51	2,661
ICU Medical Inc. (c)	21	2,343
Insulet Corp. (c)	93	2,420
Invacare Corp.	76	1,096
Magellan Health Services Inc. (c)	68	3,742
Medidata Solutions Inc. (c)	90	3,778
MEDNAX Inc. (c)	115	8,792
Merit Medical Systems Inc. (c)	73	1,738
Merrimack Pharmaceuticals Inc. (c)	99	844
Orthofix International NV (c)	34	1,131
Owens & Minor Inc.	15	482
Phibro Animal Health Corp. - Class A	99	3,141
Prestige Brands Holdings Inc. (c)	78	3,501
ProQR Therapeutics NV (c)	43	626
RTI Surgical Inc. (c)	112	634
STERIS Corp.	41	2,639
Teleflex Inc.	82	10,210
WellCare Health Plans Inc. (c)	10	819
		72,436
INDUSTRIALS - 16.2%
AAR Corp.	224	4,248
ABM Industries Inc.	27	737
Acacia Research Corp.	73	659
ACCO Brands Corp. (c)	261	1,842
Actuant Corp. - Class A	18	326
Aerojet Rocketdyne Holdings Inc. (c)	144	2,328
Aircastle Ltd.	195	4,020
Alamo Group Inc.	20	932
Amerco Inc.	10	3,878
American Woodmark Corp. (c)	23	1,460
Argan Inc.	58	1,998
Astec Industries Inc.	138	4,627
Atlas Air Worldwide Holdings Inc. (c)	45	1,555
Barnes Group Inc.	112	4,034
Barrett Business Services Inc.	31	1,310
Beacon Roofing Supply Inc. (c)	115	3,746
Celadon Group Inc.	188	3,004
Deluxe Corp.	55	3,055
Donaldson Co. Inc.	252	7,065
Dycom Industries Inc. (c)	8	550
EMCOR Group Inc.	103	4,554
EnerSys Inc.	150	8,041
Ennis Inc.	37	646
Federal Signal Corp.	311	4,263
FTI Consulting Inc. (c)	87	3,605
G&K Services Inc. - Class A	38	2,561
Global Brass & Copper Holdings Inc.	167	3,415
Graco Inc.	88	5,912
Greenbrier Cos. Inc.	51	1,642
Griffon Corp.	10	163
Hawaiian Holdings Inc. (c)	182	4,484
HNI Corp.	29	1,236
Hurco Cos. Inc.	10	263
Hyster-Yale Materials Handling Inc. - Class A	12	688
Kaman Corp.	24	853
Kennametal Inc.	135	3,360
Kforce Inc.	42	1,103
LSI Industries Inc.	25	208
Lydall Inc. (c)	67	1,922
Matson Inc.	83	3,183

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
MRC Global Inc. (c)	188	2,101
Mueller Industries Inc.	54	1,599
National Presto Industries Inc.	7	548
Navistar International Corp. (c)	117	1,485
Orbital ATK Inc.	20	1,448
Oshkosh Corp.	81	2,932
P.A.M. Transportation Services (c)	10	316
PGT Inc. (c)	525	6,452
Proto Labs Inc. (c)	69	4,649
Quanex Building Products Corp.	144	2,619
SkyWest Inc.	33	557
Spirit Airlines Inc. (c)	59	2,811
Steelcase Inc. - Class A	283	5,214
Teledyne Technologies Inc. (c)	12	1,111
Tetra Tech Inc.	367	8,912
Titan International Inc.	60	399
Titan Machinery Inc. (c)	97	1,118
Tutor Perini Corp. (c)	156	2,562
Universal Forest Products Inc.	52	3,025
WESCO International Inc. (c)	88	4,066
West Corp.	34	764
Woodward Governor Co.	155	6,292
YRC Worldwide Inc. (c)	23	306
		164,762
INFORMATION TECHNOLOGY - 9.2%
ACI Worldwide Inc. (c)	158	3,333
Advanced Energy Industries Inc. (c)	227	5,971
Advanced Micro Devices Inc. (c)	427	734
Alpha & Omega Semiconductor Ltd. (c)	18	141
Amkor Technology Inc. (c)	325	1,459
AVX Corp.	44	569
Cohu Inc.	570	5,624
Constant Contact Inc. (c)	145	3,508
Convergys Corp.	11	259
CSG Systems International Inc.	9	286
Dealertrack Technologies Inc. (c)	12	726
Demandware Inc. (c)	69	3,587
Eastman Kodak Co. (c)	212	3,309
Emcore Corp. (c)	169	1,150
Entegris Inc. (c)	325	4,289
ePlus Inc. (c)	21	1,694
ExlService Holdings Inc. (c)	100	3,690
Fairchild Semiconductor International Inc. (c)	245	3,433
FARO Technologies Inc. (c)	72	2,531
Infinera Corp. (c)	113	2,213
Ixia (c)	276	4,006
IXYS Corp.	48	530
Knowles Corp. (c)	420	7,731
Mentor Graphics Corp.	47	1,158
MoneyGram International Inc. (c)	114	914
Multi-Fineline Electronix Inc. (c)	71	1,181
NeoPhotonics Corp. (c)	61	417
NeuStar Inc. - Class A (c)	58	1,565
Nuance Communications Inc. (c)	155	2,534
OSI Systems Inc. (c)	9	654
PC Connection Inc.	19	403
Power Integrations Inc.	55	2,324
Progress Software Corp. (c)	28	723
Rogers Corp. (c)	64	3,382
Sanmina Corp. (c)	147	3,135
Stamps.com Inc. (c)	6	414
Sykes Enterprises Inc. (c)	27	689
Tech Data Corp. (c)	61	4,181
Teradyne Inc.	162	2,916
Tessera Technologies Inc.	25	813
VASCO Data Security International Inc. (c)	75	1,273
ViaSat Inc. (c)	69	4,457
		93,906
MATERIALS - 4.0%
Bemis Co. Inc.	63	2,505
Carpenter Technology Corp.	93	2,771
Commercial Metals Co.	221	2,996
Domtar Corp.	51	1,839
Ferro Corp. (c)	254	2,782
Flotek Industries Inc. (c)	70	1,176
Graphic Packaging Holding Co.	181	2,312
Innospec Inc.	15	684
Intrepid Potash Inc. (c)	461	2,554
Minerals Technologies Inc.	77	3,698
PolyOne Corp.	81	2,376
Reliance Steel & Aluminum Co.	147	7,961
Schweitzer-Mauduit International Inc.	143	4,927
Stepan Co.	16	666
TimkenSteel Corp.	115	1,163
		40,410
TELECOMMUNICATION SERVICES - 0.4%
Cincinnati Bell Inc. (c)	266	828
Cogent Communications Holdings Inc.	44	1,194
IDT Corp. - Class B	51	736
Inteliquent Inc.	57	1,271
		4,029
UTILITIES - 3.5%
American States Water Co.	77	3,197
Atlantic Power Corp.	65	120
Chesapeake Utilities Corp.	50	2,676
Cleco Corp.	18	974
El Paso Electric Co.	91	3,340
IDACORP Inc.	90	5,830
Laclede Group Inc.	47	2,576
Middlesex Water Co.	9	216
New Jersey Resources Corp.	89	2,667
Ormat Technologies Inc.	98	3,318
Portland General Electric Co.	37	1,356
Questar Corp.	160	3,109
SJW Corp.	20	624
Southwest Gas Corp.	18	1,075
UIL Holdings Corp.	18	890
WGL Holdings Inc.	65	3,731
		35,699
Total Common Stocks (cost $949,160)		926,544

INVESTMENT COMPANIES - 3.5%
iShares Russell 2000 Value ETF	395	35,590
Total Investment Companies (cost $37,090)		35,590

CORPORATE BONDS AND NOTES - 0.5%
INDUSTRIALS - 0.5%
Unit Corp., 6.63%, 05/15/21	$5,942	4,872
Total Corporate Bonds and Notes (cost $5,757)		4,872
Total Investments - 94.9% (cost $992,007)		967,006
Other Assets and Liabilities, Net - 5.1%		51,861
Total Net Assets - 100.0%		$1,018,867

See accompanying Notes to Schedules of Investments.

JNL/Neuberger Berman Strategic Income Fund (t)

	Shares/Par (†)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 25.1%
Accredited Mortgage Loan Trust REMIC
0.51%, 12/25/35 (i)	$132	$125
0.47%, 04/25/36 (i)	2,380	2,070
ACE Securities Corp. Home Equity Loan Trust REMIC, 0.90%, 05/25/35 (i)	4,600	3,779
Aegis Asset Backed Securities Trust REMIC
0.74%, 03/25/35 (i)	645	608
0.67%, 08/25/35 (i)	3,090	2,690
American Airlines Pass-Through Trust, 4.38%, 10/01/22	3,978	3,978
Ameriquest Mortgage Securities Inc. REMIC
0.68%, 07/25/35 (i)	3,750	3,332
0.70%, 10/25/35 (i)	1,305	1,086
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 0.69%, 09/25/35 (i)	1,480	1,320
Argent Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.09%, 10/25/34 (i)	663	611
0.68%, 10/25/35 (i)	3,020	2,460
Asset Backed Securities Corp. Home Equity REMIC, 0.39%, 01/25/36 (i)	88	84
Asset-Backed Pass-Through Certificates REMIC, 0.88%, 04/25/34 (i)	330	325
Banc of America Commercial Mortgage Trust REMIC
5.36%, 10/10/45	250	255
5.41%, 09/10/47	1,558	1,588
Bear Stearns Asset Backed Securities I Trust REMIC, 0.68%, 09/25/35 (i)	2,430	2,153
Bear Stearns Asset Backed Securities Trust REMIC
0.63%, 05/25/35 (i)	515	497
0.65%, 12/25/35 (i)	1,600	1,334
0.60%, 02/25/36 (i)	910	851
0.61%, 07/25/36 (i)	3,465	3,422
Carrington Mortgage Loan Trust REMIC
1.17%, 05/25/35 (i)	2,605	2,334
0.65%, 06/25/35 (i)	2,140	2,063
0.67%, 10/25/35 (i)	4,100	3,584
0.50%, 01/25/36 (i)	3,300	2,736
0.43%, 03/25/36 (i)	2,400	1,972
0.34%, 05/25/36 (i)	3,573	3,442
Centex Home Equity Loan Trust REMIC, 0.79%, 01/25/34 (i)	5,601	5,218
Citigroup Commercial Mortgage Trust REMIC
Interest Only, 1.42%, 09/10/23 (i)	12,862	745
Interest Only, 1.67%, 11/10/23 (i)	11,267	768
Interest Only, 1.25%, 10/10/47 (i)	14,222	1,074
Interest Only, 1.60%, 02/10/48 (i)	8,221	806
Citigroup Mortgage Loan Trust Inc. REMIC
0.94%, 05/25/35 (i) (r)	144	143
0.47%, 11/25/36 (i)	2,206	1,847
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.32%, 12/11/49	525	542
Cobalt Commercial Mortgage-Backed Securities Trust REMIC
5.96%, 06/15/17 (i)	1,639	1,736
5.48%, 04/15/47 (i)	1,666	1,747
5.22%, 08/15/48	406	417
COMM Mortgage Trust REMIC
Interest Only, 1.57%, 10/10/23 (i)	10,940	827
Interest Only, 1.42%, 04/10/47 (i)	16,954	1,154
Commercial Mortgage Loan Trust REMIC, 6.23%, 09/10/17 (i)	1,353	1,407
Commercial Mortgage Pass-Through Certificates REMIC
6.15%, 07/15/17 (i)	1,308	1,383
5.54%, 01/15/49 (i)	290	303
Interest Only, 1.23%, 12/10/47 (i)	13,380	875
Commercial Mortgage Trust REMIC
Interest Only, 0.50%, 01/10/23 (i) (r)	2,500	64
Interest Only, 0.77%, 02/10/23 (i)	2,500	101
Interest Only, 1.57%, 04/10/47 (i)	24,283	1,829
Interest Only, 1.51%, 06/10/47 (i)	15,727	1,230
Countrywide Asset-Backed Certificates REMIC, 0.39%, 04/25/36 (i)	354	337
Credit Suisse Mortgage Capital Certificates REMIC
5.47%, 08/15/16	891	910
5.69%, 07/15/17 (i)	1,650	1,738
5.89%, 06/15/39 (i)	2,105	2,200
5.38%, 02/15/40	770	798
Ellington Loan Acquisition Trust REMIC, 1.29%, 05/25/37 (i) (r)	2,545	2,426
EquiFirst Mortgage Loan Trust REMIC
1.33%, 09/25/33 (i)	857	838
0.91%, 04/25/35 (i)	908	782
FBR Securitization Trust REMIC, 0.94%, 09/25/35 (i)	2,000	1,770
Fieldstone Mortgage Investment Trust REMIC, 1.32%, 03/25/35 (i)	3,950	3,560
First Franklin Mortgage Loan Trust REMIC, 0.93%, 12/25/34 (i)	110	105
Greenwich Capital Commercial Funding Corp. REMIC, 5.74%, 08/10/17	1,989	2,088
GS Mortgage Securities Corp. II Interest Only REMIC, 1.05%, 05/10/50 (i)	20,951	1,289
GS Mortgage Securities Trust REMIC
5.56%, 11/10/39	428	440
Interest Only, 1.43%, 01/10/24 (i)	13,340	936
Interest Only, 2.26%, 01/12/45 (i) (r)	935	88
Interest Only, 1.26%, 11/10/47 (i)	15,625	1,157
Home Equity Asset Trust REMIC, 0.62%, 02/25/36 (i)	1,035	961
Home Equity Mortgage Loan Asset-Backed Trust REMIC, 0.68%, 08/25/35 (i)	1,884	1,717
Home Equity Mortgage Trust REMIC, 1.79%, 02/25/35 (i)	310	293
HSI Asset Securitization Corp. Trust REMIC
0.49%, 12/25/35 (i)	2,640	2,347
0.55%, 12/25/35 (i)	1,390	1,178
0.58%, 01/25/36 (i)	3,690	3,036
JPMorgan Alternative Loan Trust REMIC, 0.38%, 06/25/37 (i)	2,013	1,873
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.44%, 01/12/17	785	813
5.96%, 05/15/17 (i)	300	311
5.88%, 07/15/17 (i)	500	526
5.43%, 12/12/43	2,034	2,093
JPMorgan Mortgage Acquisition Corp. REMIC, 0.64%, 12/25/35 (i)	4,600	4,096
JPMorgan Mortgage Acquisition Trust REMIC
0.34%, 05/25/36 (i)	839	832
0.43%, 05/25/36 (i)	1,000	943
0.47%, 11/25/36 (i)	1,990	1,710
LB-UBS Commercial Mortgage Trust REMIC
5.42%, 01/15/17	571	593
5.86%, 07/15/40 (i)	98	102

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Long Beach Mortgage Loan Trust REMIC, 1.06%, 02/25/35 (i)	1,655	1,506
MASTR Asset Backed Securities Trust REMIC
0.48%, 01/25/36 (i)	2,240	2,143
0.48%, 01/25/36 (i)	1,570	1,284
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.38%, 08/12/48	1,502	1,558
ML-CFC Commercial Mortgage Trust REMIC, 5.81%, 06/12/50 (i)	1,166	1,231
Morgan Stanley ABS Capital I Inc. Trust REMIC, 1.17%, 07/25/35 (i)	870	773
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
Interest Only, 1.37%, 11/15/23 (i)	13,699	909
Interest Only, 1.36%, 02/15/24 (i)	13,805	931
Morgan Stanley Dean Witter Capital I Inc. Trust REMIC, 1.32%, 05/25/32 (i)	872	823
Morgan Stanley Home Equity Loan Trust REMIC, 0.47%, 02/25/36 (i)	700	645
Newcastle Mortgage Securities Trust REMIC, 0.56%, 03/25/36 (i)	3,490	2,846
Option One Mortgage Loan Trust REMIC, 0.49%, 01/25/36 (i)	2,387	1,955
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.92%, 09/25/34 (i)	971	838
1.84%, 12/25/34 (i)	690	656
1.23%, 02/25/35 (i)	1,375	1,335
1.14%, 06/25/35 (i)	2,300	1,993
People’s Choice Home Loan Securities Trust Series REMIC, 0.71%, 12/25/35 (i)	2,903	2,613
Popular ABS Mortgage Pass-Through Trust REMIC
0.65%, 09/25/35 (i)	2,500	2,132
0.63%, 11/25/35 (i)	1,572	1,475
RAAC Series Trust REMIC, 0.84%, 09/25/34 (i)	2,409	2,013
RAMP Trust REMIC
0.75%, 05/25/35 (i)	2,880	2,546
0.71%, 11/25/35 (i)	3,190	2,616
0.59%, 03/25/36 (i)	2,450	2,243
RASC Trust REMIC
0.84%, 07/25/35 (i)	4,700	4,013
0.65%, 01/25/36 (i)	3,750	3,186
Renaissance Home Equity Loan Trust REMIC, 0.52%, 05/25/35 (i)	541	470
Residential Asset Securitization Trust REMIC, 0.87%, 03/25/33 (i)	129	115
Securitized Asset Backed Receivables LLC Trust REMIC, 0.81%, 01/25/35 (i)	1,609	1,497
Soundview Home Loan Trust REMIC
0.87%, 06/25/35 (i)	4,350	3,836
0.70%, 08/25/35 (i)	740	658
0.66%, 11/25/35 (i)	4,500	3,756
0.49%, 02/25/36 (i)	2,670	2,356
0.41%, 12/25/36 (i)	3,540	2,984
0.36%, 03/25/37 (i)	2,781	2,574
Structured Asset Investment Loan Trust REMIC
1.32%, 06/25/33 (i)	219	214
0.99%, 07/25/34 (i)	803	756
0.85%, 04/25/35 (i)	980	916
Structured Asset Securities Corp. REMIC, 0.71%, 02/25/35 (i)	3,524	3,093
Structured Asset Securities Corp. Mortgage Loan Trust REMIC
0.62%, 05/25/35 (i)	200	194
0.77%, 11/25/35 (i)	3,300	2,801
0.35%, 04/25/36 (i)	4,997	4,723
0.36%, 12/25/36 (i)	870	765
UBS-Barclays Commercial Mortgage Trust REMIC
Interest Only, 2.27%, 06/10/22 (i) (r)	2,368	232
Interest Only, 1.97%, 12/10/45 (i) (r)	1,685	154
Wachovia Bank Commercial Mortgage Trust REMIC, 5.90%, 06/15/49 (i)	2,860	2,998
Wells Fargo Commercial Mortgage Trust REMIC, 1.29%, 04/15/19	990	987
Wells Fargo-RBS Commercial Mortgage Trust REMIC
Interest Only, 1.62%, 03/15/45 (i) (r)	2,244	142
Interest Only, 1.61%, 03/15/47 (i)	11,434	864
Interest Only, 1.34%, 08/15/47 (i)	15,530	1,125
Total Non-U.S. Government Agency Asset- Backed Securities (cost $197,761)		200,274

CORPORATE BONDS AND NOTES - 25.3%
CONSUMER DISCRETIONARY - 1.3%
CCO Safari II LLC
4.91%, 07/23/25 (r)	3,885	3,868
6.48%, 10/23/45 (r)	4,675	4,713
Viacom Inc., 5.25%, 04/01/44 (e)	1,900	1,647
		10,228
CONSUMER STAPLES - 1.2%
Grupo Bimbo SAB de CV, 4.88%, 06/27/44 (r)	2,335	2,051
HJ Heinz Co., 5.20%, 07/15/45 (r)	1,870	1,982
Marfrig Holding Europe BV, 8.38%, 05/09/18	200	186
Marfrig Overseas Ltd., 9.50%, 05/04/20 (r)	250	242
Minerva Luxembourg SA, 7.75%, 01/31/23	580	507
Reynolds American Inc.
4.75%, 11/01/42	1,365	1,311
5.85%, 08/15/45	2,655	2,955
		9,234
ENERGY - 3.7%
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23 (r)	200	207
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	256	258
Ecopetrol SA, 5.38%, 06/26/26	210	183
Empresa Nacional del Petroleo, 4.38%, 10/30/24 (r)	200	195
Energy Transfer Partners LP, 6.50%, 02/01/42	1,905	1,749
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38 (r)	199	188
Gazprom OAO Via Gaz Capital SA, 9.25%, 04/23/19	670	740
KazMunaiGaz Finance Sub BV, 9.13%, 07/02/18	500	542
KazMunayGas National Co. JSC
7.00%, 05/05/20	500	506
6.38%, 04/09/21	200	196
4.88%, 05/07/25 (r)	200	168
4.88%, 05/07/25	200	168
5.75%, 04/30/43	940	679
Kinder Morgan Energy Partners LP
6.50%, 09/01/39	1,660	1,577
5.50%, 03/01/44	1,840	1,524
Kinder Morgan Inc., 5.55%, 06/01/45	6,165	5,123
Pacific Rubiales Energy Corp.
5.38%, 01/26/19	170	63
5.63%, 01/19/25 (r)	678	238
Pertamina Persero PT
6.00%, 05/03/42	200	165
5.63%, 05/20/43	650	505
6.45%, 05/30/44 (r)	287	249

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Petrobras International Finance Co., 5.75%, 01/20/20 (e)	408	306
Petroleos de Venezuela SA
5.25%, 04/12/17	443	199
9.00%, 11/17/21	400	143
6.00%, 05/16/24	1,600	520
Petroleos Mexicanos
6.50%, 06/02/41	850	783
5.50%, 06/27/44	600	482
6.38%, 01/23/45	642	577
Petronas Capital Ltd., 4.50%, 03/18/45 (r)	270	250
Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/22	600	608
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23 (r)	600	624
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23	1,130	986
Transcanada Trust, 5.63%, 05/20/75 (i)	4,530	4,337
Williams Partners LP, 3.60%, 03/15/22	4,285	3,945
YPF SA, 8.50%, 07/28/25 (r)	672	583
		29,566
FINANCIALS - 12.8%
ABN AMRO Bank NV, 4.75%, 07/28/25 (r)	3,600	3,571
Allstate Corp., 5.75%, 08/15/53 (i)	3,280	3,396
Ally Financial Inc., 3.25%, 02/13/18	3,695	3,640
American Express Co.
4.90% (callable at 100 beginning 03/15/20) (e) (m)	3,190	3,054
5.20% (callable at 100 beginning 11/15/19) (e) (m)	1,830	1,812
Bank of America Corp.
5.12% (callable at 100 beginning 09/05/24) (e) (m)	2,515	2,455
6.10% (callable at 100 beginning 03/17/25) (m)	1,755	1,707
6.25% (callable at 100 beginning 09/05/24) (m)	1,465	1,432
Banque Centrale de Tunisie SA, 5.75%, 01/30/25 (r)	788	751
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28	250	197
Capital One Financial Corp., 5.55%, (callable at 100 beginning 06/01/20) (e) (m)	4,570	4,513
Citigroup Inc.
5.80% (callable at 100 beginning 11/15/19) (e) (m)	2,925	2,879
6.30% (callable at 100 beginning 05/15/24) (e) (m)	1,815	1,746
Comcel Trust, 6.88%, 02/06/24 (r)	600	591
Corp. Financiera de Desarrollo SA, 5.25%, 07/15/29 (r)	408	401
Corporate Office Properties LP, 3.70%, 06/15/21	4,810	4,719
Country Garden Holdings Co. Ltd., 7.88%, 05/27/19 (e)	200	209
Credit Suisse Group AG, 6.25%, (callable at 100 beginning 12/18/24) (m) (r)	570	534
Education Realty Operating Partnership LP, 4.60%, 12/01/24	2,485	2,494
Entertainment Properties Trust, 5.75%, 08/15/22	2,200	2,334
Export Credit Bank of Turkey, 5.00%, 09/23/21 (r)	700	669
General Electric Capital Corp., 5.25%, (callable at 100 beginning 06/15/23) (e) (m)	2,615	2,691
Goldman Sachs Group Inc.
5.70% (callable at 100 beginning 05/10/19) (e) (m)	4,210	4,194
5.15%, 05/22/45	3,930	3,860
HSBC Holdings Plc, 5.63%, (callable at 100 beginning 01/17/20) (e) (m) (v)	2,030	1,954
ING Groep NV, 6.50%, (callable at 100 beginning 04/16/25) (e) (m) (v)	2,410	2,288
ING US Inc., 5.65%, 05/15/53 (i)	3,605	3,634
International Bank of Azerbaijan OJSC, 5.63%, 06/11/19	400	360
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (e) (m)	2,940	2,859
6.00% (callable at 100 beginning 08/01/23) (e) (m)	2,655	2,613
MetLife Inc., 5.25%, (callable at 100 beginning 06/15/20) (e) (m)	3,640	3,613
Morgan Stanley
5.45% (callable at 100 beginning 07/15/19) (m)	3,925	3,864
5.55% (callable at 100 beginning 07/15/20) (e) (m)	3,515	3,462
3.95%, 04/23/27	6,650	6,408
Omega Healthcare Investors Inc., 4.50%, 01/15/25	5,240	5,121
Pentair Finance SA, 3.63%, 09/15/20	2,980	3,017
Prudential Financial Inc.
5.20%, 03/15/44 (i)	2,275	2,235
5.38%, 05/15/45 (e) (i)	3,075	3,052
Santander UK Group Holdings Plc, 5.63%, 09/15/45 (e) (r)	1,920	1,904
TC Ziraat Bankasi A/S
4.25%, 07/03/19	250	242
4.25%, 07/03/19 (r)	381	369
Trade & Development Bank of Mongolia LLC, 9.38%, 05/19/20 (r)	200	195
Ukreximbank Via Biz Finance Plc, 9.63%, 04/27/22 (r)	430	377
Vnesheconombank Via VEB Finance Plc
6.90%, 07/09/20	300	301
6.03%, 07/05/22	380	358
		102,076
HEALTH CARE - 0.5%
Actavis Funding SCS, 3.45%, 03/15/22	2,390	2,357
Celgene Corp., 5.00%, 08/15/45	1,755	1,742
		4,099
INDUSTRIALS - 0.3%
Air Lease Corp., 3.88%, 04/01/21	1,525	1,544
CITIC Ltd., 6.80%, 01/17/23	250	283
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42	200	156
Russian Railways via RZD Capital Plc, 5.74%, 04/03/17	400	408
		2,391
INFORMATION TECHNOLOGY - 0.8%
QUALCOMM Inc., 4.80%, 05/20/45	3,460	3,028
Seagate HDD Cayman
4.75%, 06/01/23	1,100	1,080
4.88%, 06/01/27 (r)	2,425	2,257
		6,365
MATERIALS - 0.9%
Cemex SAB de CV
7.25%, 01/15/21 (r)	350	349
6.13%, 05/05/25 (e) (r)	200	182

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Codelco
4.50%, 09/16/25 (r)	212	204
5.63%, 09/21/35	360	353
6.15%, 10/24/36	350	358
Freeport-McMoRan Inc., 4.55%, 11/14/24 (e)	7,165	5,338
Southern Copper Corp., 3.88%, 04/23/25	179	162
		6,946
TELECOMMUNICATION SERVICES - 2.7%
AT&T Inc.
3.40%, 05/15/25	7,805	7,453
5.35%, 09/01/40	4,575	4,522
Qwest Corp., 6.75%, 12/01/21	3,255	3,444
Sixsigma Networks Mexico SA de CV, 8.25%, 11/07/21 (r)	200	188
Verizon Communications Inc.
6.55%, 09/15/43	610	722
4.67%, 03/15/55	6,458	5,564
		21,893
UTILITIES - 1.1%
Abengoa Transmision Sur SA, 6.88%, 04/30/43 (r)	200	209
Dominion Resources Inc., 5.75%, 10/01/54 (e) (i)	3,025	3,104
Electricite de France, 5.63%, (callable at 100 beginning 01/22/24) (e) (m) (r)	3,940	3,893
Empresa Electrica Angamos SA, 4.88%, 05/25/29 (r)	200	189
Eskom Holdings SOC Ltd.
5.75%, 01/26/21	390	366
6.75%, 08/06/23	350	327
7.13%, 02/11/25 (r)	219	206
Hrvatska Elektroprivreda, 6.00%, 11/09/17	200	208
Majapahit Holding BV, 7.25%, 06/28/17	200	213
		8,715
Total Corporate Bonds and Notes (cost $213,107)		201,513

GOVERNMENT AND AGENCY OBLIGATIONS - 52.6%
GOVERNMENT SECURITIES - 22.4%
Federal Home Loan Bank - 0.8% (w)
Federal Home Loan Bank, 5.50%, 07/15/36	5,055	6,687
Sovereign - 12.8%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19 (r)	200	183
5.50%, 07/12/20	100	90
Belize Government International Bond, 5.00%, 02/20/38 (k)	762	561
Bermuda Government International Bond, 4.85%, 02/06/24 (r)	600	627
Brazil Government International Bond
4.88%, 01/22/21	710	690
8.25%, 01/20/34	100	104
7.13%, 01/20/37	1,200	1,122
Colombia Government International Bond
8.13%, 05/21/24	340	416
4.50%, 01/28/26	426	414
7.38%, 09/18/37	300	337
5.63%, 02/26/44	350	326
5.00%, 06/15/45	450	385
Costa Rica Government International Bond
7.00%, 04/04/44	350	309
7.16%, 03/12/45 (r)	336	295
Croatia Government International Bond
6.75%, 11/05/19	400	435
6.63%, 07/14/20 - 07/14/20	900	976
6.00%, 01/26/24 (r)	260	274
Development Bank of Mongolia LLC, 5.75%, 03/21/17	400	378
Dominican Republic International Bond
7.45%, 04/30/44 (r)	188	192
7.45%, 04/30/44	100	102
6.85%, 01/27/45 (r)	361	347
6.85%, 01/27/45	200	193
Ecuador Government International Bond
10.50%, 03/24/20 (r)	564	423
7.95%, 06/20/24	1,650	1,163
Egypt Government International Bond
5.88%, 06/11/25 (r)	755	713
6.88%, 04/30/40	200	188
El Salvador Government International Bond
6.38%, 01/18/27	1,106	971
6.38%, 01/18/27 (r)	207	182
7.65%, 06/15/35	200	178
Gabonese Republic, 6.95%, 06/16/25 (r)	200	168
Hungary Government International Bond
6.25%, 01/29/20	1,000	1,124
6.38%, 03/29/21	280	320
5.38%, 02/21/23	300	326
5.75%, 11/22/23	846	941
7.63%, 03/29/41	940	1,248
Indonesia Government International Bond
3.38%, 04/15/23	600	547
8.50%, 10/12/35	710	891
7.75%, 01/17/38	400	469
6.75%, 01/15/44	250	265
Ireland Government Bond, 2.40%, 05/15/30, EUR	6,000	7,264
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/01/24, EUR	2,100	2,507
Ivory Coast Government International Bond
5.38%, 07/23/24	500	436
5.38%, 07/23/24 (r)	400	348
5.75%, 12/31/32 (e)	1,950	1,688
Jamaica Government International Bond
6.75%, 04/28/28	668	673
7.88%, 07/28/45 (e)	247	247
Kazakhstan Government International Bond
3.88%, 10/14/24 (r)	276	248
5.13%, 07/21/25 (e)	432	416
4.88%, 10/14/44	200	159
Kenya Government International Bond, 6.88%, 06/24/24 (r)	244	221
Mexico Bonos, 7.75%, 11/13/42, MXN	201,075	13,110
Mexico Government International Bond, 4.60%, 01/23/46	250	222
Mongolia Government International Bond
4.13%, 01/05/18	300	277
5.13%, 12/05/22	700	575
Morocco Government International Bond, 5.50%, 12/11/42	300	297
New Zealand Government Bond
5.50%, 04/15/23, NZD	7,100	5,305
4.50%, 04/15/27, NZD	7,480	5,328
Nigeria Government International Bond
5.13%, 07/12/18 (e)	200	192
6.75%, 01/28/21	400	379
6.38%, 07/12/23	276	244
Pakistan Government International Bond
7.25%, 04/15/19 (r)	200	205
8.25%, 04/15/24	850	889
Panama Government International Bond
4.00%, 09/22/24	200	197
8.88%, 09/30/27	150	206

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
6.70%, 01/26/36	480	571
Peru Government International Bond, 4.13%, 08/25/27	554	546
Peruvian Government International Bond, 5.63%, 11/18/50	100	104
Republic of Armenia, 7.15%, 03/26/25 (r)	1,203	1,135
Republic of Azerbaijan International Bond, 4.75%, 03/18/24	550	514
Republic of Ghana
7.88%, 08/07/23 (e)	350	291
8.13%, 01/18/26	320	266
Republic of Panama, 3.75%, 03/16/25	200	194
Republic of Serbia
7.25%, 09/28/21	800	896
6.75%, 11/01/24 (k)	212	216
Republic of Turkey
7.50%, 07/14/17	800	863
6.88%, 03/17/36	140	151
Residual Funding Corp. Principal Strip Principal Only, 0.00%, 04/15/30 (j)	5,150	3,315
Romania Government International Bond
6.75%, 02/07/22	650	767
6.13%, 01/22/44 (r)	332	386
Russia Government International Bond, 5.00%, 04/29/20	2,300	2,378
Senegal Government International Bond
6.25%, 07/30/24 (e)	1,300	1,164
6.25%, 07/30/24 (r)	200	179
Slovenia Government International Bond
5.25%, 02/18/24 (r)	1,240	1,364
5.25%, 02/18/24	200	220
South Africa Government Bond, 6.50%, 02/28/41, ZAR	166,885	9,015
South Africa Government International Bond
6.88%, 05/27/19	200	223
5.88%, 09/16/25 (e)	1,350	1,438
Spain Government Bond, 5.15%, 10/31/44 (r), EUR	4,550	7,183
Sri Lanka Government International Bond, 5.88%, 07/25/22	270	261
Tennessee Valley Authority, 5.25%, 09/15/39	1,155	1,428
Turkey Government International Bond
7.50%, 11/07/19 (e)	650	730
5.13%, 03/25/22	360	364
7.38%, 02/05/25	759	868
4.25%, 04/14/26	336	305
11.88%, 01/15/30	100	160
Ukraine Government International Bond
6.25%, 06/17/16	231	181
9.25%, 07/24/17	966	764
6.75%, 11/14/17	561	443
7.80%, 11/28/22	249	197
United Mexican States, 6.05%, 01/11/40	600	657
Venezuela Government International Bond
8.25%, 10/13/24	2,250	754
9.25%, 05/07/28	550	186
Vietnam Government International Bond
6.75%, 01/29/20	100	109
4.80%, 11/19/24 (r)	200	189
Zambia Government International Bond, 8.97%, 07/30/27	200	158
		101,639
Treasury Inflation Index Securities - 6.1%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.55%, 09/15/41 (n), EUR	3,750	5,067
New Zealand Government Inflation Indexed Bond, 2.50%, 09/20/35 (s), NZD	3,205	2,111
U.S. Treasury Inflation Indexed Note
0.25%, 01/15/25 (n)	8,167	7,833
2.00%, 01/15/26 (n)	14,958	16,794
1.75%, 01/15/28 (n)	2,751	3,043
3.88%, 04/15/29 (n)	7,941	10,952
0.75%, 02/15/42 (n)	3,559	3,117
		48,917
U.S. Treasury Securities - 2.7%
U.S. Treasury Bond
6.25%, 08/15/23	65	86
5.50%, 08/15/28	110	150
4.50%, 02/15/36	1,450	1,902
U.S. Treasury Note
2.13%, 12/31/21	10,790	11,083
2.75%, 02/15/24	8,115	8,627
		21,848
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 30.2%
Federal Home Loan Mortgage Corp. - 8.4%
Federal Home Loan Mortgage Corp.
3.50%, 10/15/45, TBA (g)	7,045	7,334
4.00%, 10/15/45, TBA (g)	38,730	41,235
4.50%, 10/15/45, TBA (g)	16,650	18,023
		66,592
Federal National Mortgage Association - 21.0%
Federal National Mortgage Association
3.00%, 10/15/30, TBA (g)	10,165	10,587
3.50%, 10/15/30 - 10/15/45, TBA (g)	16,530	17,333
4.00%, 10/15/45, TBA (g)	80,020	85,371
4.50%, 10/15/45, TBA (g)	49,930	54,135
		167,426
Government National Mortgage Association - 0.8%
Government National Mortgage Association
3.50%, 10/15/45, TBA (g)	4,415	4,627
4.00%, 10/15/45, TBA (g)	1,760	1,875
		6,502
Total Government and Agency Obligations (cost $427,650)		419,611

INVESTMENT COMPANIES - 9.5%
iShares iBoxx High Yield Corporate Bond Fund (e)	260	21,659
SPDR Barclays High Yield Bond ETF (e)	613	21,843
SPDR Barclays Short Term High Yield Bond ETF	1,187	31,989
Total Investment Companies (cost $83,054)		75,491

VARIABLE RATE SENIOR LOAN INTERESTS - 13.4% (i)
CONSUMER DISCRETIONARY - 5.1%
99 Cents Only Stores Term Loan, 4.50%, 01/11/19	$995	790
Acosta Inc. Term Loan, 4.25%, 09/26/21	993	975
Advantage Sales and Marketing Inc. 1st Lien New Term Loan, 4.25%, 07/07/20	993	973
Amscan Holdings Inc. First Lien Term Loan B, 4.25%, 07/29/22	665	663
AOT Bedding Super Holdings LLC Term Loan, 4.25%, 09/20/19	1,547	1,546
Aramark Corp. Term Loan, 3.25%, 02/21/21	1,153	1,148
Aristocrat Leisure Ltd. Term Loan, 0.00%, 10/01/21 (z)	270	270
Bass Pro Group LLC Term Loan B, 4.00%, 06/15/20	270	268
Bombardier Recreational Products Inc. Term Loan B, 4.00%, 01/17/19	270	270

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Burger King Corp. Term Loan B, 3.75%, 12/10/21	1,518	1,510
Burlington Coat Factory Warehouse Corp. Term Loan, 0.00%, 08/13/21 (z)	270	270
Cequel Communications LLC Term Loan, 0.00%, 12/14/22 (z)	270	266
Charter Communications Inc. Term Loan, 3.50%, 01/23/23	1,625	1,615
Citycenter Holdings LLC Term Loan B, 4.25%, 10/09/20	1,000	997
Coinmach Corp. Term Loan, 4.25%, 11/14/19	539	528
Cumulus Media Inc. Term Loan, 4.25%, 12/31/20	2,002	1,671
Ellucian Term Loan, 4.00%, 07/19/18	1,904	1,900
EMI Music Publishing Inc. Term Loan, 0.00%, 07/30/22 (z)	540	537
Formula One Holdings Term Loan, 4.75%, 07/30/21	540	529
Garda World Security Corp. Delayed Draw Term Loan, 5.25%, 11/05/20	54	53
Garda World Security Corp. Term Loan B, 5.25%, 11/05/20	276	270
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20	1,426	1,422
Information Resources Inc. Term Loan, 0.00%, 09/30/20 (z)	270	271
Media General Inc. Term Loan B, 4.00%, 07/18/20	926	917
Michaels Stores Inc. Term Loan, 3.75%, 02/01/20	1,959	1,955
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19	1,175	1,169
MTR Gaming Group Inc. Term Loan, 0.00%, 07/25/22 (z)	270	269
Neiman Marcus Group Inc. Term Loan, 4.25%, 10/25/20	275	269
Numericable U.S. LLC Term Loan B-1, 4.50%, 04/23/20	1,200	1,192
Numericable U.S. LLC Term Loan B-2, 4.50%, 04/23/20	1,038	1,031
Petsmart Inc. Covenant-Lite Term Loan B, 4.25%, 03/10/22	998	995
Scientific Games International Inc. Term Loan, 6.00%, 09/17/21	1,990	1,962
ServiceMaster Co. LLC Term Loan, 4.25%, 06/24/21	1,985	1,981
Springer Science+Business Media Term Loan, 0.00%, 08/14/20 (z)	270	267
SRAM LLC Term Loan, 5.25%, 04/10/20	280	264
Station GVR Acquisition LLC Term Loan B, 4.25%, 03/02/20	1,814	1,809
Tribune Media Co. Term Loan, 3.75%, 12/27/20	1,261	1,249
Twin Rivers Casino First Lein Term Loan B, 5.25%, 07/10/20	979	977
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/01/20	187	185
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/01/20	1,765	1,752
WideOpenWest Finance LLC US Term Loan B, 4.50%, 04/01/19	918	908
WMG Acquisition Corp. Refinancing Term Loan, 3.75%, 07/01/20	1,975	1,934
Ziggo BV Term Loan B-1, 3.50%, 01/15/22	370	363
Ziggo BV Term Loan B-2, 3.25%, 01/15/22	238	234
Ziggo BV Term Loan B-3, 3.50%, 01/15/22	392	384
		40,808
CONSUMER STAPLES - 0.4%
Post Holdings Inc. Term Loan, 3.75%, 06/02/21	236	236
Reynolds Group Holdings Inc. New Dollar Term Loan, 4.50%, 11/26/18	1,924	1,923
U.S. Foodservice Inc. Term Loan, 4.50%, 03/31/19	984	982
		3,141
FINANCIALS - 1.1%
Capital Automotive LP Term Loan B, 4.00%, 04/05/19	1,979	1,974
DTZ US Borrower LLC Term Loan B, 0.00%, 11/04/21 (z)	750	741
Endo Luxembourg Finance Term Loan B, 6.50%, 06/30/22	1,000	996
Grosvenor Capital Management Holdings LLLP Term Loan, 0.00%, 01/04/21 (z)	275	271
INEOS Finance Plc Term Loan, 4.25%, 03/11/22	997	966
Realogy Corp. Term Loan, 3.75%, 03/05/20	2,062	2,056
Vantiv LLC Term Loan B, 3.75%, 06/15/21	1,694	1,695
Walter Investment Management Corp. Term Loan, 3.75%, 12/13/20	168	155
		8,854
HEALTH CARE - 1.3%
Alere Inc. Term Loan B, 4.25%, 06/15/22	270	270
Amsurg Corp. Term Loan B, 3.50%, 07/08/21	1,736	1,734
Catalent Pharma Solutions Inc. Term Loan, 4.25%, 04/30/21	997	996
Community Health 1st Lien Term Loan H-1, 4.00%, 01/27/21	928	928
Community Health Systems Inc. Term Loan, 3.58%, 12/31/18	537	537
Community Health Systems Inc. Term Loan G, 3.75%, 12/31/19	504	503
Concentra Inc. Term Loan, 4.00%, 06/01/22	270	269
DJO Finance LLC Term Loan B, 4.25%, 06/08/20	270	269
Emdeon Business Services LLC Term Loan, 3.75%, 11/02/18	540	537
Emergency Medical Services Corp. Term Loan, 4.00%, 05/25/18	271	271
Multiplan Inc. Term Loan, 0.00%, 03/31/21 (z)	275	271
Pharmaceutical Product Development Inc. Term Loan B, 4.25%, 08/05/22	995	982
Prestige Brands Inc. Term Loan, 3.50%, 09/03/21	997	995
Valeant Pharmaceuticals International Inc. Term Loan
3.50%, 02/13/19	72	71
3.04%, 12/11/19	861	847
3.75%, 08/05/20	724	713
4.00%, 03/13/22	499	493
		10,686
INDUSTRIALS - 1.8%
ADS Waste Holdings Inc. Term Loan B-2, 3.75%, 10/09/19	978	962
Air Medical Group Holdings Inc. 1st Lien Term Loan, 0.00%, 04/28/22 (z)	275	271
Allison Transmission Inc. Term Loan, 3.50%, 08/23/19	1,145	1,144
American Airlines Inc. Term Loan, 3.25%, 06/27/20	1,075	1,063
B/E Aerospace Inc. Term Loan, 4.00%, 11/12/21	270	270

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Brickman Group Holdings Inc. Term Loan, 0.00%, 12/18/20 (z)	275	271
DuPont Performance Coatings Inc. Term Loan, 3.75%, 02/01/20	1,878	1,859
Emerald Expositions Holdings Inc. Term Loan, 4.75%, 06/12/20	961	956
Filtration Group Corp. 1st Lien Term Loan, 0.00%, 11/20/20 (z)	270	270
Hertz Corp. Term Loan, 3.75%, 03/11/18	995	991
Husky Injection Molding Systems Ltd. Term Loan, 4.25%, 07/02/18	580	571
Interactive Data Corp. Term Loan, 4.75%, 04/30/21	995	991
Kenan Advantage Group Inc. Term Loan
0.00%, 07/22/22 (z)	199	198
0.00%, 07/29/22 (z)	63	63
Novelis Inc. Term Loan B, 4.00%, 06/15/22	540	531
On Assignment Inc. Term Loan, 3.75%, 06/01/22	931	929
RBS Global Inc. and Rexnord Corp. Term Loan B, 4.00%, 08/15/20	275	272
Sedgwick CMS Holdings Inc. 1st Lien Term Loan, 3.75%, 03/01/21	544	535
TransDigm Inc. Term Loan D, 3.75%, 05/22/21	995	982
TransUnion LLC Term Loan, 3.75%, 04/09/21	997	986
		14,115
INFORMATION TECHNOLOGY - 1.3%
Avago Technologies Term Loan, 3.75%, 04/01/21	861	859
BMC Software Finance Inc. Term Loan, 5.00%, 08/09/20	732	664
CCC Information Services Inc. Term Loan, 4.00%, 12/20/19	539	535
CommScope Inc. Incremental Term Loan B, 3.75%, 05/27/22	270	269
Dell Inc. Term Loan B-2, 4.00%, 04/29/20	998	992
First Data Corp. Extended Term Loan, 4.20%, 03/24/21	777	775
First Data Corp. Replacement Term Loan, 3.70%, 03/23/18	100	99
First Data Corp. Term Loan B, 3.70%, 09/24/18	1,144	1,132
HDS Holding Corp. Term Loan, 0.00%, 08/13/21 (z)	270	269
Kronos Inc. Extended Term Loan, 4.50%, 10/31/19	1,000	995
Mitchell International Inc. Term Loan B, 4.50%, 09/27/20	977	971
Presidio 1st Lien Term Loan, 5.25%, 02/02/22	956	953
SunGard Data Systems Inc. Term Loan E, 4.00%, 03/15/20	1,747	1,745
		10,258
MATERIALS - 1.2%
Ardagh Packaging Group Ltd. Term Loan, 0.00%, 12/17/19 (z)	270	269
Berlin Packaging LLC 1st Lien Term Loan, 4.50%, 09/11/21	1,175	1,169
Berry Plastics Corp. Term Loan D, 3.50%, 01/29/20	1,959	1,939
BWAY Holding Co. Term Loan B, 5.50%, 08/14/20	992	988
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 06/30/19	1,960	1,599
Infor Inc. Term Loan, 3.75%, 06/03/20	379	366
MacDermid Inc. 1st Lien Term Loan, 4.50%, 06/15/20	995	962
MAUSER AG 1st Lien Term Loan, 4.50%, 07/15/21	499	496
Owens-Illinois Inc. Term Loan, 3.50%, 08/30/22	539	540
SIG Combibloc Group AG Term Loan, 4.25%, 03/13/22	643	642
Solenis International LP 1st Lien Term Loan, 4.25%, 07/02/21	499	491
Tekni-Plex Inc. 1st Lien Term Loan, 0.00%, 06/01/22 (z)	270	269
		9,730
TELECOMMUNICATION SERVICES - 1.1%
Consolidated Communications Inc. Term Loan B, 4.25%, 12/23/20	995	990
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	1,941	1,886
Level 3 Communications Inc. Term Loan, 4.00%, 01/15/20	900	897
Level 3 Communications Inc. Term Loan B-3, 4.00%, 08/01/19	1,160	1,159
Mediacom LLC Term Loan, 3.50%, 06/30/21	1,155	1,143
Neptune Finco Corp. Term Loan B, 0.00%, 09/16/22 (z)	1,625	1,614
Zayo Group LLC Term Loan B, 3.75%, 07/02/19	995	988
		8,677
UTILITIES - 0.1%
Calpine Corp. Term Loan B-3, 4.00%, 04/01/18	91	91
Dynegy Holdings Inc. Term Loan B-2, 4.00%, 04/23/20	995	991
		1,082
Total Variable Rate Senior Loan Interests (cost $109,051)		107,351

SHORT TERM INVESTMENTS - 13.9%
Investment Companies - 3.0%
JNL Money Market Fund, 0.10% (a) (h)	23,810	23,810
Securities Lending Collateral - 10.0%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	80,119	80,119
Treasury Securities - 0.9%
U.S. Treasury Bill, 0.03%, 02/04/16 (o)	$7,110	7,109
Total Short Term Investments (cost $111,036)		111,038
Total Investments - 139.8% (cost $1,141,659)		1,115,278
Other Assets and Liabilities, Net - (39.8%)		(317,752)
Total Net Assets - 100.0%		$797,526

JNL/Oppenheimer Emerging Markets Innovator Fund

COMMON STOCKS - 65.7%
ARGENTINA - 0.5%
MercadoLibre Inc. (e)	7	$597

BRAZIL - 2.9%
Cyrela Brazil Realty SA	154	324
Estacio Participacoes SA	90	315
Localiza Rent a Car SA	25	153
Odontoprev SA	207	511
Ser Educacional SA	134	286
Smiles SA	50	376
Sul America SA	202	922

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Via Varejo SA	234	244
		3,131
CHILE - 1.2%
Parque Arauco SA	761	1,306

CHINA - 14.5%
3SBio Inc. (c) (r)	567	580
AAC Technologies Holdings Inc. (e)	149	932
Autohome Inc. - ADR - Class A (c) (e)	38	1,249
Bloomage BioTechnology Corp. Ltd. (e)	1,005	1,521
China Lodging Group Ltd. (c)	45	1,103
Fu Shou Yuan International Group Ltd. (p) (q)	287	181
Homeinns Hotel Group - ADR (c)	43	1,245
HOSA International Ltd. (e)	4,144	1,631
Jumei International Holding Ltd. - ADR (c) (e)	21	208
New Oriental Education & Technology Group - ADR	78	1,575
Qunar Cayman Islands Ltd. - ADR - Class B (c)	16	472
Shanghai La Chapelle Fashion Co. Ltd. - Class H (r)	263	463
Sinopharm Group Co. Ltd. - Class H (p) (q)	152	533
TAL Education Group - ADR (c) (e)	53	1,702
Vipshop Holdings Ltd. - ADR (c)	69	1,154
Youku Inc. - ADR (c) (e)	15	261
YY Inc. - ADR (c)	20	1,107
		15,917
COLOMBIA - 1.2%
Almacenes Exito SA	41	179
Cementos Argos SA	360	1,101
		1,280
EGYPT - 1.5%
Commercial International Bank Egypt SAE - GDR	265	1,624

GEORGIA - 1.1%
Bank of Georgia Holdings Plc	43	1,188

GREECE - 0.5%
Folli Follie SA	29	598

HONG KONG - 2.3%
Genting Hong Kong Ltd. (e)	2,782	903
Hua Han Bio-Pharmaceutical Holdings Ltd. (e)	3,789	467
Kerry Logistics Network Ltd. (e)	500	713
Mandarin Oriental International Ltd.	265	404
		2,487
INDONESIA - 1.7%
Ace Hardware Indonesia Tbk PT	4,756	164
Blue Bird Tbk PT	963	435
Global Mediacom Tbk PT	6,562	423
Indocement Tunggal Prakarsa Tbk PT	148	166
Sumber Alfaria Trijaya Tbk PT	18,638	725
		1,913
MALAYSIA - 2.3%
Genting Malaysia Bhd	357	337
My EG Services Bhd	3,342	2,142
		2,479
MEXICO - 2.7%
Alsea SAB de CV (e)	387	1,143
Gentera SAB de CV (e)	812	1,327
Grupo Rotoplas SAB de CV (c)	298	492
		2,962
NETHERLANDS - 0.8%
Cnova NV (c)	299	904

NIGERIA - 1.4%
Guaranty Trust Bank Plc	6,804	820
Zenith Bank Plc	9,109	771
		1,591
PAKISTAN - 1.1%
Fatima Fertilizer Co. Ltd.	2,845	1,261

PHILIPPINES - 1.8%
Belle Corp.	13,781	898
International Container Terminal Services Inc.	427	685
Jollibee Foods Corp.	93	384
		1,967
POLAND - 1.7%
Cyfrowy Polsat SA	106	652
KRUK SA	19	866
LPP SA	—	293
		1,811
PORTUGAL - 1.4%
Jeronimo Martins SGPS SA	110	1,482

RUSSIAN FEDERATION - 0.5%
Yandex NV - Class A (c)	47	503

SINGAPORE - 0.1%
Genting International Plc (e)	300	153

SOUTH AFRICA - 2.2%
Aspen Pharmacare Holdings Ltd.	23	499
Capitec Bank Holdings Ltd.	13	454
Coronation Fund Managers Ltd.	133	629
Sanlam Ltd.	199	859
		2,441
SOUTH KOREA - 8.5%
Amorepacific Corp.	6	1,798
Celltrion Inc. (c) (e)	24	1,401
Cosmax Inc.	6	1,089
Fila Korea Ltd.	7	592
Golfzon Co. Ltd. (c)	6	461
Golfzon Yuwon Holdings Co. Ltd. (p) (q)	24	168
Medy-Tox Inc.	6	2,216
Naturalendo Tech Co. Ltd. (c)	22	433
Paradise Co. Ltd.	5	91
Seegene Inc. (c) (e)	31	1,096
		9,345
SRI LANKA - 2.5%
Commercial Bank of Ceylon Plc	1,076	1,211
John Keells Holdings Plc	1,266	1,523
		2,734
TAIWAN - 8.6%
Catcher Technology Co. Ltd.	130	1,390
Eclat Textile Co. Ltd.	43	683
eMemory Technology Inc.	55	544
Hermes Microvision Inc.	44	1,677
Hiwin Technologies Corp.	64	342
Hota Industrial Manufacturing Co. Ltd.	761	2,444
Largan Precision Co. Ltd.	22	1,717
Taiwan Liposome Co. Ltd. (c)	136	579
		9,376
THAILAND - 1.6%
Big C Supercenter PCL	41	226
Bumrungrad Hospital PCL	176	1,052
Thai Union Group PCL	875	444
		1,722

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
TURKEY - 1.1%
Anadolu Hayat Emeklilik A/S	374	678
Yazicilar Holding AS - Class A	92	496
		1,174
Total Common Stocks (cost $88,781)		71,946

PREFERRED STOCKS - 1.0%
COLOMBIA - 1.0%
Banco Davivienda SA	141	1,082
Total Preferred Stocks (cost $1,521)		1,082

INVESTMENT COMPANIES - 8.8%
iShares MSCI India ETF	170	4,862
Market Vectors India Small-Cap Index ETF	114	4,831
Total Investment Companies (cost $10,050)		9,693

SHORT TERM INVESTMENTS - 37.0%
Investment Company - 28.3%
JNL Money Market Fund, 0.10% (a) (h)	31,020	31,020
Securities Lending Collateral - 8.7%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	9,500	9,500
Total Short Term Investments (cost $40,520)		40,520
Total Investments - 112.5% (cost $140,872)		123,241
Other Assets and Liabilities, Net - (12.5%)		(13,730)
Total Net Assets - 100.0%		$109,511

JNL/Oppenheimer Global Growth Fund

COMMON STOCKS - 95.9%
BRAZIL - 0.9%
AMBEV SA - ADR	503	$2,463
Embraer SA - ADR	387	9,909
		12,372
CAYMAN ISLANDS - 0.1%
Theravance Biopharma Inc. (c)	75	826

CHINA - 1.0%
JD.com Inc. - ADR - Class B (c)	528	13,769

DENMARK - 0.2%
FLSmidth & Co. A/S (e)	92	3,055

FRANCE - 4.8%
Kering SA	102	16,663
LVMH Moet Hennessy Louis Vuitton SE	157	26,747
Societe Generale SA - Class A	290	12,971
Technip SA	206	9,743
		66,124
GERMANY - 7.4%
Allianz SE	148	23,208
Bayer AG	168	21,575
Deutsche Bank AG	522	14,096
Linde AG	79	12,813
SAP AG	358	23,201
Siemens AG	73	6,482
		101,375
INDIA - 3.7%
DLF Ltd.	9,607	20,198
ICICI Bank Ltd. - ADR	2,328	19,508
Zee Entertainment Enterprises Ltd.	1,840	11,054
		50,760
ITALY - 1.8%
Banca Monte dei Paschi di Siena SpA (c)	3,756	6,692
Brunello Cucinelli SpA (e)	243	4,409
Prysmian SpA	274	5,661
Tod’s SpA (e)	87	7,625
		24,387
JAPAN - 12.0%
Dai-Ichi Life Insurance Co. Ltd.	1,188	18,916
Fanuc Ltd.	58	8,846
KDDI Corp.	854	19,117
Keyence Corp.	43	19,289
Kyocera Corp.	343	15,719
Murata Manufacturing Co. Ltd.	224	28,896
Nidec Corp. (e)	299	20,582
Nintendo Co. Ltd. (e)	24	4,045
Nomura Holdings Inc. (e)	1,193	6,925
Sumitomo Mitsui Financial Group Inc.	409	15,521
Suzuki Motor Corp. (e)	247	7,589
		165,445
MEXICO - 0.6%
Fomento Economico Mexicano SAB de CV - ADR	86	7,636

NETHERLANDS - 2.1%
Airbus Group NV	491	29,085

SPAIN - 3.4%
Banco Bilbao Vizcaya Argentaria SA	1,546	13,069
Inditex SA	799	26,786
Repsol SA	609	7,105
		46,960
SWEDEN - 3.0%
Assa Abloy AB - Series B	1,173	21,036
Telefonaktiebolaget LM Ericsson - Class B	2,112	20,719
		41,755
SWITZERLAND - 5.2%
Credit Suisse Group AG	688	16,531
Nestle SA	198	14,911
Roche Holding AG	49	13,020
UBS Group AG	1,431	26,451
		70,913
UNITED KINGDOM - 3.9%
Circassia Pharmaceuticals Plc (c)	2,376	10,531
Earthport Plc (c)	3,203	1,938
International Game Technology Plc (e)	434	6,657
Shire Plc	134	9,184
Unilever Plc	604	24,591
		52,901
UNITED STATES OF AMERICA - 45.8%
3M Co.	134	18,945
ACADIA Pharmaceuticals Inc. (c)	262	8,653
Adobe Systems Inc. (c)	339	27,896
Aetna Inc. (e)	305	33,353
Altera Corp.	585	29,307
Anthem Inc.	170	23,733
Biogen Inc. (c)	50	14,696
BioMarin Pharmaceutical Inc. (c)	112	11,802
Bluebird Bio Inc. (c)	82	7,032
Celldex Therapeutics Inc. (c) (e)	693	7,308
CIGNA Corp.	26	3,559
Citigroup Inc.	599	29,709

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Clovis Oncology Inc. (c)	97	8,938
Colgate-Palmolive Co.	470	29,816
eBay Inc. (c)	565	13,804
Emerson Electric Co.	202	8,925
Facebook Inc. - Class A (c)	258	23,219
FNF Group	318	11,264
Gilead Sciences Inc.	193	18,911
Goldman Sachs Group Inc.	119	20,631
Google Inc. - Class A (c)	42	26,690
Google Inc. - Class C (c)	43	26,387
Humana Inc.	3	612
Intuit Inc.	276	24,460
MacroGenics Inc. (c)	187	4,005
Maxim Integrated Products Inc.	756	25,254
McDonald’s Corp.	79	7,766
McGraw-Hill Financial Inc.	388	33,586
Medivation Inc. (c)	119	5,069
PayPal Holdings Inc. (c)	565	17,532
Qihoo 360 Technology Co. Ltd. - ADR (c)	110	5,247
St. Jude Medical Inc.	144	9,074
SunEdison Inc. (c) (e)	1,269	9,112
Theravance Inc. (e)	120	862
Tiffany & Co.	218	16,810
United Parcel Service Inc. - Class B	191	18,839
Vertex Pharmaceuticals Inc. (c)	56	5,842
Walt Disney Co. (e)	259	26,488
Zimmer Biomet Holdings Inc.	151	14,141
		629,277
Total Common Stocks (cost $1,197,271)		1,316,640

PREFERRED STOCKS - 1.6%
GERMANY - 1.6%
Bayerische Motoren Werke AG	316	21,730

INDIA - 0.0%
Zee Entertainment Enterprises Ltd.	28,061	376
Total Preferred Stocks (cost $23,273)		22,106

SHORT TERM INVESTMENTS - 4.9%
Investment Company - 2.4%
JNL Money Market Fund, 0.10% (a) (h)	33,042	33,042
Securities Lending Collateral - 2.5%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	34,975	34,975
Total Short Term Investments (cost $68,017)		68,017
Total Investments - 102.4% (cost $1,288,561)		1,406,763
Other Assets and Liabilities, Net - (2.4%)		(33,380)
Total Net Assets - 100.0%		$1,373,383

JNL/PIMCO Real Return Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 9.6%
Aegis Asset Backed Securities Trust REMIC, 0.89%, 03/25/35 (i)	$1,200	$961
Aquilae CLO Plc, 0.29%, 01/17/23 (i), EUR	333	370
Arran Residential Mortgages Funding Plc, 1.42%, 11/19/47 (i) (r), EUR	3,536	3,962
Banc of America Commercial Mortgage Trust REMIC
5.73%, 05/10/17 (i)	2,705	2,828
5.93%, 07/10/17 (i)	2,018	2,149
5.89%, 07/10/44 (i)	1,819	1,849
Banc of America Mortgage Trust REMIC, 2.79%, 06/25/35 (i)	155	149
Banc of America Re-REMIC Trust REMIC
5.66%, 05/24/17 (i) (r)	955	982
5.67%, 07/17/17 (i) (r)	530	547
Banca Monte dei Paschi di Siena SpA, 4.88%, 09/15/16, EUR	700	814
BCAP LLC Trust REMIC
5.35%, 04/26/17 (i) (r)	1,192	1,158
5.25%, 05/26/22 (r)	2,478	2,570
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.59%, 05/25/33 (i)	36	36
2.83%, 02/25/34 (i)	262	257
3.18%, 11/25/34 (i)	271	272
2.91%, 01/25/35 (i)	196	191
2.51%, 03/25/35 (i)	31	32
2.65%, 03/25/35 (i)	350	339
2.05%, 08/25/35 (i)	41	41
Bear Stearns Alt-A Trust REMIC
2.40%, 01/25/36 (i)	534	434
2.56%, 08/25/36 (i)	252	185
Bear Stearns Asset Backed Securities Trust REMIC, 1.19%, 08/25/37 (i)	668	624
Bear Stearns Structured Products Inc. Trust REMIC, 2.64%, 12/26/46 (i)	713	539
Chase Mortgage Finance Corp. REMIC, 2.64%, 02/25/37 (i)	64	63
Citigroup Mortgage Loan Trust Inc. REMIC
2.21%, 08/25/35 (i)	48	48
2.42%, 08/25/35 (i)	66	67
2.71%, 08/25/35 (i)	352	259
0.27%, 01/25/37 (i)	106	68
0.25%, 05/25/37 (i)	219	153
2.90%, 09/25/37 (i)	1,480	1,331
College Loan Corp. Trust, 0.55%, 01/25/24 (i)	800	773
Commercial Mortgage Pass-Through Certificates REMIC, 3.16%, 11/10/15 (r)	443	443
Countrywide Asset-Backed Certificates REMIC
0.44%, 10/25/34 (i)	43	43
0.37%, 12/25/34 (i)	1,456	1,426
0.37%, 09/25/36 (i)	152	150
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.77%, 08/25/34 (i)	250	221
2.46%, 11/20/34 (i)	204	191
2.56%, 04/20/35 (i)	217	216
Credit Suisse Mortgage Capital Certificates REMIC
5.47%, 07/16/16 (r)	1,001	1,017
5.38%, 11/15/16 (r)	690	704
5.89%, 06/15/39 (i)	3,037	3,174
Credit Suisse Mortgage Capital Mortgage-Backed Trust REMIC, 5.86%, 02/25/37 (i)	882	470
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.32%, 07/25/37 (i) (r)	164	109
CS First Boston Mortgage Securities Corp. REMIC, 2.41%, 04/25/34 (i)	207	207
CWABS Asset-Backed Certificates Trust REMIC, 0.54%, 04/25/36 (i)	1,960	1,928
DBUBS Mortgage Trust REMIC, 3.39%, 06/10/16 (r)	13,336	13,483
Dryden XI-Leveraged Loan CDO, 0.54%, 04/12/20 (i) (r)	1,427	1,412
Elm CLO Ltd., 1.57%, 01/17/23 (i) (r)	9,632	9,638
First NLC Trust REMIC, 0.26%, 08/25/37 (i) (r)	344	189

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Granite Mortgages Plc, 0.97%, 09/20/44 (i), GBP	133	201
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	3,383	3,512
Grifonas Finance Plc, 0.32%, 08/28/39 (i) (q), EUR	1,144	908
GS Mortgage Securities Trust REMIC, 4.59%, 07/10/20 (r)	4,300	4,719
GSR Mortgage Loan Trust REMIC, 2.81%, 01/25/35 (i)	242	231
Harborview Mortgage Loan Trust REMIC, 2.45%, 04/19/34 (i)	348	345
Hillmark Funding, 0.58%, 05/21/21 (i) (r)	4,643	4,562
Indymac Index Mortgage Loan Trust REMIC
2.47%, 03/25/35 (i)	580	578
2.80%, 11/25/35 (i)	680	611
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.79%, 08/12/17 (i)	3,589	3,800
JPMorgan Mortgage Acquisition Trust REMIC, 0.31%, 10/25/33 (i)	3,320	3,235
JPMorgan Mortgage Trust REMIC
2.76%, 07/25/35 (i)	208	208
2.74%, 08/25/35 (i)	399	378
2.78%, 08/25/35 (i)	288	284
2.74%, 09/25/35 (i)	80	76
2.14%, 07/27/37 (i) (r)	747	691
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 01/15/17	5,901	6,131
Lehman Brothers Mortgage Loan Trust REMIC, 0.28%, 06/25/37 (i) (r)	326	211
Magi Funding Plc, 0.33%, 04/11/21 (i) (r), EUR	54	61
Marche M5 Srl, 0.38%, 07/27/16 (i), EUR	296	330
Marche Mutui 4 Srl, 0.34%, 02/25/55 (i), EUR	535	586
Marche Mutui Srl, 2.23%, 07/27/19 (i), EUR	1,277	1,450
MASTR Adjustable Rate Mortgages Trust REMIC, 2.15%, 12/25/33 (i)	491	479
Merrill Lynch Mortgage Investors Trust REMIC
2.18%, 02/25/33 (i)	179	171
2.43%, 02/25/34 (i)	288	289
2.52%, 10/25/35 (i)	383	386
Morgan Stanley Capital I Trust REMIC
6.11%, 07/11/17 (i)	2,707	2,867
0.25%, 05/25/37 (i)	118	74
Nautique Funding Ltd., 0.54%, 04/15/20 (i) (r)	157	155
NCUA Guaranteed Notes Trust REMIC
0.65%, 10/07/20 (i)	1,888	1,897
0.76%, 12/08/20 (i)	3,073	3,094
NYLIM Flatiron CLO Ltd., 0.53%, 08/08/20 (i) (r)	111	111
OneMain Financial Issuance Trust, 2.47%, 12/18/17 (r)	9,200	9,216
Penta CLO SA, 0.27%, 06/04/24 (i), EUR	1,463	1,611
People’s Choice Home Loan Securities Trust Series REMIC, 1.05%, 08/25/35 (i)	9,443	7,115
Provident Funding Mortgage Loan Trust REMIC, 2.61%, 08/25/33 (i)	175	181
RASC Trust REMIC, 0.61%, 12/25/35 (i)	500	425
RBSCF Trust REMIC
5.69%, 07/16/17 (i) (r)	4,000	4,158
6.23%, 08/16/17 (i) (r)	1,341	1,384
RBSSP Resecuritization Trust REMIC, 0.40%, 12/29/36 (i) (r)	6,062	5,406
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33	52	54
SLM Student Loan Trust
1.80%, 10/25/17 (i)	4,262	4,272
REMIC, 0.34%, 04/25/19 (i)	6,300	6,204
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.56%, 02/25/34 (i)	508	507
2.58%, 12/25/34 (i)	249	242
Structured Asset Mortgage Investments Inc. REMIC, 0.88%, 10/19/34 (i)	30	29
Structured Asset Securities Corp. REMIC, 0.33%, 06/25/37 (i)	1,621	1,567
Swan Trust, 3.35%, 04/25/41 (i), AUD	221	157
Symphony CLO III Ltd., 0.56%, 05/15/19 (i) (r)	1,419	1,408
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)	473	75
Vornado DP LLC Trust, 4.00%, 09/13/20 (r)	4,600	4,959
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 2.45%, 12/25/35 (i)	244	224
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.15%, 03/25/33 (i)	89	89
2.56%, 06/25/33 (i)	274	278
2.56%, 09/25/33 (i)	262	260
2.76%, 08/25/35 (i)	77	73
1.20%, 08/25/46 (i)	4,065	3,376
0.97%, 05/25/47 (i)	501	421
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 12/25/34 (i)	280	276
2.60%, 04/25/36 (i)	1,024	992
Wood Street CLO BV, 0.28%, 03/29/21 (i), EUR	121	135
Total Non-U.S. Government Agency Asset- Backed Securities (cost $156,593)		156,797

CORPORATE BONDS AND NOTES - 8.7%
ENERGY - 0.6%
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16	5,000	5,052
Petrobras Global Finance BV
1.95%, 05/20/16 (i)	900	848
2.69%, 03/17/17 (i)	600	516
3.25%, 03/17/17	400	353
2.75%, 01/15/18, EUR	600	539
2.43%, 01/15/19 (i)	200	138
3.00%, 01/15/19	200	144
3.25%, 04/01/19, EUR	300	246
4.88%, 03/17/20 (e)	700	513
3.75%, 01/14/21, EUR	300	237
4.38%, 05/20/23	100	65
6.63%, 01/16/34, GBP	200	189
Petrobras International Finance Co.
5.88%, 03/01/18	100	83
7.88%, 03/15/19	400	329
5.38%, 01/27/21 (e)	100	73
		9,325
FINANCIALS - 6.8%
Ally Financial Inc., 3.25%, 02/13/18	9,700	9,554
Banco Bilbao Vizcaya Argentaria SA, 6.75% (m), EUR	600	642
Banco Santander SA, 6.25%, (callable at 100 beginning 09/11/21) (m), EUR	800	831
Bank of America Corp., 3.88%, 08/01/25	8,500	8,619
Bank of New York Mellon Corp., 1.19%, 08/17/20 (i)	2,600	2,607
Bankia SA
3.50%, 12/14/15, EUR	4,900	5,510
0.18%, 01/25/16 (i), EUR	600	669

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
4.38%, 02/14/17, EUR	100	116
3.50%, 01/17/19, EUR	2,100	2,422
Barclays Bank Plc, 7.63%, 11/21/22	1,000	1,121
Barclays Bank Plc Credit Linked Note (Pemex, 9.50%, 09/15/27, Moody’s rating A3) (i) (q), MXN	5,000	290
Barclays Plc
6.50% (callable at 100 beginning 09/15/19) (m), EUR	300	328
8.00% (callable at 100 beginning 12/15/20) (m), EUR	1,400	1,652
8.25% (callable at 100 beginning 12/15/18) (m)	1,800	1,875
BPCE SA, 0.89%, 11/18/16 (i)	14,100	14,112
BPE Financiaciones SA
2.88%, 05/19/16, EUR	4,100	4,638
2.50%, 02/01/17, EUR	1,600	1,817
Central China Real Estate Ltd., 8.00%, 01/28/20	400	376
Citigroup Inc., 0.82%, 05/01/17 (i)	18,700	18,640
Credit Agricole SA
6.50% (callable at 100 beginning 06/23/21) (m), EUR	300	333
7.50% (callable at 100 beginning 06/23/26) (m), GBP	2,000	2,915
7.88% (callable at 100 beginning 01/23/24) (m)	1,800	1,791
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22 (r)	1,500	1,501
3.75%, 03/26/25 (r)	250	243
Depfa ACS Bank, 3.88%, 11/14/16, EUR	400	465
Eksportfinans ASA, 2.38%, 05/25/16	3,200	3,204
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18	250	241
12.00%, 02/17/20	300	298
Ford Motor Credit Co. LLC, 2.38%, 01/16/18	7,300	7,309
International Lease Finance Corp., 6.75%, 09/01/16 (r)	900	932
Intesa Sanpaolo SpA, 3.13%, 01/15/16	2,600	2,614
JPMorgan Chase & Co., 2.75%, 06/23/20	5,700	5,748
KWG Property Holding Ltd., 8.25%, 08/05/19 (e)	500	503
Lloyds Bank Plc
1.75%, 05/14/18	250	250
3.50%, 05/14/25	50	50
Lloyds Banking Group Plc
7.62% (callable at 100 beginning 06/27/23) (m) (v), GBP	200	306
7.87% (callable at 100 beginning 06/27/29) (m) (v), GBP	300	467
Nova Ljubljanska Banka d.d Co., 2.88%, 07/03/17, EUR	1,600	1,804
Royal Bank of Scotland Group Plc, 7.50%, (callable at 100 beginning 08/10/20) (m) (v)	300	299
Sunac China Holdings Ltd., 8.75%, 12/05/19	300	295
Trillion Chance Ltd., 8.50%, 01/10/19	300	289
Turkiye Garanti Bankasi A/S, 2.79%, 04/20/16 (i) (r)	1,100	1,092
UBS AG
7.25%, 02/22/22	1,000	1,040
4.75%, 05/22/23	300	301
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (m) (v)	1,300	1,373
		111,482
HEALTH CARE - 0.0%
UnitedHealth Group Inc., 3.35%, 07/15/22	100	103

INDUSTRIALS - 0.3%
GATX Financial Corp., 5.80%, 03/01/16	1,000	1,019
Hellenic Railways Organization SA, 4.03%, 03/17/17 (q), EUR	3,400	3,182
		4,201
TELECOMMUNICATION SERVICES - 1.0%
AT&T Inc.
1.26%, 06/30/20 (i)	1,000	992
2.45%, 06/30/20	1,600	1,578
3.00%, 06/30/22	3,600	3,513
3.40%, 05/15/25	4,500	4,297
4.50%, 05/15/35	1,200	1,101
4.75%, 05/15/46	1,800	1,650
BellSouth Corp., 4.82%, 04/26/21 (r)	3,900	3,979
		17,110
Total Corporate Bonds and Notes (cost $148,303)		142,221

GOVERNMENT AND AGENCY OBLIGATIONS - 131.3%
GOVERNMENT SECURITIES - 130.5%
Municipals - 0.0%
Tobacco Settlement Authority of West Virginia, 7.47%, 06/01/47	310	270
Sovereign - 3.8%
Autonomous Community of Catalonia, Spain, 4.95%, 02/11/20, EUR	1,800	2,150
Brazil Letras do Tesouro Nacional, 0.00%, 10/01/16 (j), BRL	66,000	14,378
Hellenic Republic Government Bond
4.75%, 04/17/19 (r), EUR	1,300	1,265
3.00%, 02/24/23 - 02/24/42 (k), EUR	5,975	4,012
Hellenic Republic Government International Bond, 4.50%, 07/03/17, JPY	170,000	1,183
Mexico Bonos, 4.75%, 06/14/18, MXN	41,790	2,481
Mexico Bonos de Proteccion al Ahorro, 3.27%, 01/04/18, MXN	194,700	11,624
Slovenia Government International Bond, 4.70%, 11/01/16 (r), EUR	3,600	4,217
Spain Government Bond
5.40%, 01/31/23 (r), EUR	4,900	6,948
3.80%, 04/30/24 (r), EUR	900	1,169
2.75%, 10/31/24 (r), EUR	4,300	5,182
2.15%, 10/31/25 (r), EUR	5,700	6,518
		61,127
Treasury Inflation Index Securities - 122.2%
Bundesrepublik Deutschland Bundesobligation Inflation Indexed Bond, 0.75%, 04/15/18 (g) (n), EUR	32,546	37,451
Corp. Andina de Fomento Inflation Indexed Note, 3.95%, 10/15/21 (n), MXN	10,619	636
France Government Inflation Indexed Bond, 0.25%, 07/25/18 (n), EUR	1,141	1,314
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.55%, 10/22/16 - 09/15/41 (n), EUR	1,327	1,593
2.25%, 04/22/17 (n), EUR	7,898	9,059
1.70%, 09/15/18 (n), EUR	2,622	3,094
2.35%, 09/15/24 (n) (r), EUR	25,012	31,585
3.10%, 09/15/26 (n), EUR	423	576
Mexico Government Inflation Indexed Bond, 4.00%, 11/15/40 (n), MXN	21,088	1,318
Mexico Inflation Indexed Udibonos
4.50%, 12/04/25 (n), MXN	222,989	14,918
4.00%, 11/08/46 (n), MXN	116,257	7,311
New Zealand Government Inflation Indexed Bond
2.00%, 09/20/25 (s), NZD	14,500	9,519

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
3.00%, 09/20/30 (i) (q) (s), NZD	2,500	1,791
Spain Government Inflation Indexed Bond
1.80%, 11/30/24 (n) (r), EUR	2,597	3,113
1.00%, 11/30/30 (n) (r), EUR	2,391	2,552
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/16 - 01/15/26 (g) (n)	131,689	143,331
0.13%, 04/15/16 - 01/15/22 (g) (n) (o)	275,214	270,014
2.50%, 07/15/16 - 01/15/29 (g) (n)	48,043	52,571
2.38%, 01/15/17 - 01/15/27 (g) (n)	203,535	234,722
0.13%, 04/15/17 - 07/15/24 (n) (o)	27,915	27,554
2.63%, 07/15/17 (n) (o)	1,151	1,206
0.13%, 04/15/18 (n)	2,994	2,991
1.88%, 07/15/19 (g) (n) (o)	21,684	23,163
1.38%, 01/15/20 (g) (n) (o)	107,713	113,053
0.13%, 04/15/20 - 01/15/23 (g) (n)	268,897	262,300
1.25%, 07/15/20 (g) (n)	96,628	101,466
1.13%, 01/15/21 (g) (n) (o)	33,984	35,329
0.63%, 07/15/21 - 01/15/24 (g) (n)	190,280	192,468
0.38%, 07/15/23 - 07/15/25 (g) (n)	38,981	38,195
0.25%, 01/15/25 (n) (o)	3,325	3,189
1.75%, 01/15/28 (g) (n)	18,933	20,942
3.63%, 04/15/28 (g) (n)	10,166	13,481
3.88%, 04/15/29 (g) (n)	53,133	73,278
2.13%, 02/15/40 (g) (n)	42,334	49,930
2.13%, 02/15/41 (g) (n) (o)	4,795	5,688
0.75%, 02/15/42 (n) (o)	13,033	11,413
0.63%, 02/15/43 (n) (o)	1,370	1,155
1.38%, 02/15/44 (g) (n)	104,592	106,198
0.75%, 02/15/45 (n)	22,671	19,675
United Kingdom Inflation Indexed Bond
0.13%, 03/22/24 (g) (n), GBP	35,416	58,020
0.13%, 03/22/58 - 03/22/68 (n), GBP	667	1,655
0.38%, 03/22/62 (n), GBP	888	2,324
		1,991,141
U.S. Treasury Securities - 4.5%
U.S. Treasury Bond
3.00%, 11/15/44 - 05/15/45 (g)	22,320	22,856
2.50%, 02/15/45 (g)	16,290	15,008
2.88%, 08/15/45 (g)	3,960	3,960
U.S. Treasury Note, 2.13%, 05/15/25 (g) (o)	31,700	31,902
		73,726
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.8%
Federal Home Loan Mortgage Corp. - 0.7%
Federal Home Loan Mortgage Corp.
2.10%, 07/01/36 (i)	273	289
2.19%, 09/01/36 (i)	342	362
2.35%, 10/01/36 (i)	126	133
0.66%, 09/15/42 (i)	8,680	8,761
REMIC, 0.66%, 08/15/33 (i)	1,330	1,334
REMIC, 1.38%, 10/25/44 - 02/25/45 (i)	749	776
		11,655
Federal National Mortgage Association - 0.0%
Federal National Mortgage Association
1.96%, 11/01/35 (i)	46	48
2.50%, 03/01/36 (i)	65	69
5.69%, 06/01/36 (i)	32	32
REMIC, 0.25%, 07/25/37 (i)	224	211
		360
Small Business Administration Participation Certificates - 0.1%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	695	771
Total Government and Agency Obligations (cost $2,162,028)		2,139,050

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Wells Fargo & Co., 7.50% (m) (v)	1	584
Total Preferred Stocks (cost $500)		584

PURCHASED OPTIONS - 0.1%
90-Day Eurodollar Future Put Option, Strike Price 99.37, Expiration 12/14/15	1,351	8
Call Swaption, 3-Month LIBOR versus 0.80% fixed, Expiration 01/19/16, MSC (q)	861	181
Put Swaption, 3-Month LIBOR versus 0.95% fixed, Expiration 12/15/15, CGM (q)	875	10
Put Swaption, 3-Month LIBOR versus 0.95% fixed, Expiration 12/15/15, MSC (q)	336	4
Put Swaption, 3-Month LIBOR versus 1.00% fixed, Expiration 06/23/16, MSC (q)	1,242	188
Put Swaption, 3-Month LIBOR versus 1.00% fixed, Expiration 06/24/16, MSC (q)	1,232	187
Put Swaption, 3-Month LIBOR versus 1.50% fixed, Expiration 04/06/16, MSC (q)	959	14
Put Swaption, 3-Month LIBOR versus 1.50% fixed, Expiration 04/11/16, CGM (q)	2,547	40
Put Swaption, 3-Month LIBOR versus 2.50% fixed, Expiration 12/11/17, MSS (q)	120	1,248
Put Swaption, 3-Month LIBOR versus 3.06% fixed, Expiration 10/05/15, BNP	63	—
Put Swaption, 3-Month LIBOR versus 3.06% fixed, Expiration 10/05/15, MSC	178	—
Put Swaption, 3-Month LIBOR versus 3.25% fixed, Expiration 02/08/16, DUB (q)	263	135
Total Purchased Options (cost $3,372)		2,015

OTHER EQUITY INTERESTS - 0.0%
Lehman Brothers Holdings Inc. Escrow, 7.00%, 09/27/27 (c) (q) (u)	100	10
Total Other Equity Interests (cost $0)		10

SHORT TERM INVESTMENTS - 6.3%
Certificates of Deposit - 1.9%
Banco Bilbao Vizcaya Argentaria
1.04%, 10/23/15 (i)	$18,750	18,748
1.17%, 05/16/16 (i)	8,500	8,478
Intesa Sanpaolo SpA, 1.67%, 04/11/16 (i)	3,300	3,305
		30,531
Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	1,077	1,077
Treasury Securities - 4.3%
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/19, BRL	24,400	3,784
Japan Treasury Bill, 0.00%, 12/28/15, JPY	6,930,000	57,770
U.S. Treasury Bill
0.00%, 12/31/15 (o)	$490	490
0.01%, 01/07/16 (o)	2,823	2,823
0.12%, 01/14/16 (o)	1,121	1,121
0.13%, 01/21/16 (o)	667	667
0.01%, 01/28/16 (o)	281	281
0.03%, 02/04/16 (o)	411	411
0.06%, 02/11/16 (o)	852	852

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
0.16%, 02/18/16 (o)	1,212	1,212
		69,411
Total Short Term Investments (cost $102,524)		101,019
Total Investments - 156.0% (cost $2,573,320)		2,541,696
Other Assets and Liabilities, Net - (56.0%)		(912,103)
Total Net Assets - 100.0%		$1,629,593

JNL/PIMCO Total Return Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 15.9%
ABFC Trust REMIC, 0.30%, 01/25/37 (i)	$5,349	$3,267
Accredited Mortgage Loan Trust, 0.79%, 04/25/34 (i)	855	772
ACE Securities Corp. Home Equity Loan Trust REMIC, 0.49%, 02/25/36 (i)	18,000	16,003
Aire Valley Mortgages Plc, 0.26%, 09/20/66 (i), EUR	5,118	5,435
Ally Auto Receivables Trust, 0.68%, 06/15/16	10,978	10,976
Alpine Securitization REMIC
1.19%, 08/25/35 (i)	13,231	9,958
0.53%, 11/20/35 (i)	13,101	10,559
0.41%, 09/20/46 (i)	7,216	6,221
American Home Mortgage Assets Trust REMIC
1.12%, 11/25/46 (i)	14,265	7,325
0.90%, 02/25/47 (i)	10,249	6,256
American Home Mortgage Investment Trust REMIC, 2.53%, 02/25/45 (i)	192	192
Ameriquest Mortgage Securities Inc. REMIC, 0.66%, 10/25/35 (i)	16,700	16,200
Amortizing Residential Collateral Trust REMIC, 0.77%, 07/25/32 (i)	18	16
Argent Securities Inc. REMIC, 0.55%, 10/25/35 (i)	3,238	3,059
Arran Residential Mortgages Funding Plc, 1.38%, 05/16/47 (i) (r), EUR	1,210	1,354
Asset Backed Securities Corp. Home Equity REMIC, 0.74%, 09/25/34 (i)	34	34
Banc of America Commercial Mortgage Trust REMIC
5.73%, 05/10/17 (i)	2,640	2,760
5.95%, 05/10/45 (i)	1,600	1,616
Banc of America Funding Trust REMIC
2.83%, 02/20/35 (i)	1,581	1,559
2.72%, 05/25/35 (i)	19,138	19,480
Banc of America Mortgage Trust REMIC, 6.50%, 10/25/31	15	16
BCAP LLC Trust REMIC
5.35%, 04/26/17 (i) (r)	372	362
0.39%, 03/26/18 (i) (r)	15,670	10,770
4.46%, 01/12/22 (i) (r)	8,850	5,931
5.25%, 05/26/22 (r)	3,118	3,233
5.25%, 02/26/36 (r)	1,679	1,503
5.25%, 05/25/37 (r)	7,659	6,542
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.77%, 11/25/30 (i)	1	1
2.35%, 02/25/33 (i)	2	2
2.59%, 02/25/33 (i)	8	8
2.51%, 04/25/33 (i)	34	34
2.75%, 01/25/34 (i)	168	168
2.77%, 04/25/34 (i)	399	391
2.77%, 11/25/34 (i)	708	682
2.51%, 03/25/35 (i)	1,252	1,266
Bear Stearns Alt-A Trust REMIC
2.58%, 05/25/35 (i)	440	426
2.70%, 09/25/35 (i)	287	243
2.85%, 09/25/35 (i)	17,936	13,476
Bear Stearns Asset Backed Securities I Trust REMIC
0.84%, 03/25/35 (i)	9,584	8,969
0.39%, 04/25/37 (i)	2,834	2,754
Bear Stearns Asset Backed Securities Trust REMIC
0.60%, 12/25/35 (i)	5,700	5,528
0.45%, 10/25/36 (i)	9,600	9,122
0.44%, 01/25/37 (i)	5,103	3,742
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.33%, 02/11/17	253	264
Bear Stearns Structured Products Inc. Trust REMIC
2.54%, 01/26/36 (i)	874	720
1.49%, 03/25/37 (i) (r)	2,947	2,697
2.64%, 12/26/46 (i)	490	370
BNC Mortgage Loan Trust REMIC, 0.29%, 05/25/37 (i)	2,232	2,139
Bridgeport CLO II Ltd., 0.57%, 06/18/21 (i) (r)	12,426	12,242
Carlyle Global Market Strategies, 1.51%, 04/20/22 (i) (r)	8,800	8,790
Chase Mortgage Finance Trust REMIC, 4.58%, 12/25/35 (i)	1,737	1,655
ChaseFlex Trust REMIC, 5.00%, 07/25/37	1,055	930
CIFC Funding Ltd.
1.59%, 01/19/23 (i) (r)	2,444	2,441
1.46%, 08/14/24 (i) (r)	21,000	21,033
Citicorp Mortgage Securities Trust REMIC, 6.00%, 02/25/37	1,993	2,049
Citigroup Mortgage Loan Trust Inc. REMIC
2.75%, 11/25/35 (i)	12,140	10,722
2.73%, 12/25/35 (i)	82	82
0.25%, 05/25/37 (i)	547	382
5.75%, 10/25/37 (k) (r)	6,661	6,202
Commercial Mortgage Pass-Through Certificates REMIC, 2.33%, 04/26/38 (i) (r)	3,700	3,617
Countrywide Alternative Loan Trust REMIC
1.60%, 08/25/35 (i)	999	899
0.41%, 12/20/46 (i)	12,003	8,887
0.41%, 03/20/47 (i)	8,116	6,274
0.37%, 05/25/47 (i)	564	475
Countrywide Asset-Backed Certificates REMIC
0.34%, 04/25/34 (i)	4,948	4,320
0.94%, 06/25/34 (i)	295	281
0.37%, 10/25/34 (i)	664	651
0.33%, 10/25/35 (i)	8,576	6,691
0.69%, 12/25/35 (i)	5,000	4,193
0.39%, 02/25/36 (i)	19,514	14,423
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
5.50%, 10/25/34	3,795	3,917
2.55%, 11/20/34 (i)	1,284	1,227
2.45%, 11/25/34 (i)	528	497
2.51%, 02/20/35 (i)	776	769
5.75%, 12/25/35	4,263	3,986
2.31%, 02/20/36 (i)	117	108
Credit Suisse Commercial Mortgage Trust REMIC, 5.30%, 11/18/16	2,901	2,999
Credit Suisse Mortgage Capital Certificates REMIC
5.69%, 07/15/17 (i)	7,800	8,218
5.38%, 02/15/40	544	564
CS First Boston Mortgage Securities Corp. REMIC, 0.80%, 03/25/32 (i) (r)	42	39

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
CSMC Mortgage-Backed Trust REMIC, 6.00%, 07/25/36	3,295	2,567
CVS Pass-Through Trust, 6.94%, 01/10/30	322	382
CWABS Asset-Backed Certificates Trust REMIC
0.65%, 04/25/36 (i)	5,400	4,365
0.43%, 03/25/47 (i)	7,000	4,331
Deco 2014-BONN Ltd., 1.25%, 11/07/24 (i) (r), EUR	2,592	2,881
Deutsche Mortgage Securities Inc. Re-REMIC Trust Certificates REMIC, 2.74%, 06/26/35 (i) (r)	4,958	4,924
Equity One ABS Inc., 0.75%, 11/25/32 (i)	57	54
Eurohome UK Mortgages Plc, 0.74%, 06/15/44 (i), GBP	4,637	6,414
First Franklin Mortgage Loan Trust REMIC
1.00%, 04/25/35 (i) (r)	1,926	1,811
0.55%, 10/25/35 (i)	5,439	5,060
First Horizon Asset Securities Inc. REMIC, 4.67%, 02/25/36 (i)	1,076	1,011
First Horizon Mortgage Pass-Through Trust REMIC, 2.67%, 10/25/35 (i)	2,115	1,843
GE-WMC Mortgage Securities LLC REMIC, 0.44%, 12/25/35 (i)	5,459	4,988
GoldenTree Loan Opportunities IV Ltd., 0.55%, 08/18/22 (i) (r)	5,456	5,398
Granite Master Issuer Plc
0.39%, 12/17/54 (i)	640	637
0.12%, 12/20/54 (i), EUR	1,335	1,487
0.42%, 12/20/54 (i)	3,630	3,614
REMIC, 0.36%, 12/20/54 (i) (r)	292	292
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	846	878
GSAMP Trust REMIC
0.33%, 06/25/36 (i)	2,313	1,966
0.34%, 09/25/36 (i)	9,393	4,402
0.28%, 01/25/37 (i)	3,513	2,095
1.04%, 02/25/37 (i)	7,826	7,620
GSR Mortgage Loan Trust REMIC
2.70%, 09/25/35 (i)	934	937
3.75%, 11/25/35 (i)	300	287
Harborview Mortgage Loan Trust REMIC
0.44%, 05/19/35 (i)	123	102
2.68%, 07/19/35 (i)	548	487
Harvest CLO V SA, 0.27%, 04/05/24 (i), EUR	8,189	8,993
Highlander Euro CDO BV, 0.49%, 09/06/22 (i), EUR	8,537	9,455
Highlander Euro CDO III BV, 0.21%, 05/01/23 (i), EUR	1,540	1,681
Home Equity Asset Trust REMIC, 1.24%, 07/25/35 (i)	3,700	3,644
HSI Asset Securitization Corp. Trust REMIC, 0.55%, 12/25/35 (i)	3,000	2,543
IndyMac Adjustable-Rate Mortgage Trust REMIC, 1.80%, 01/25/32 (i)	—	—
IndyMac Index Mortgage Loan Trust REMIC, 2.46%, 01/25/36 (i)	666	551
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.44%, 01/12/17	1,881	1,948
5.42%, 02/15/17	5,959	6,185
5.34%, 05/15/47	1,816	1,876
JPMorgan Mortgage Acquisition Trust REMIC
0.43%, 05/25/36 (i)	8,500	7,597
0.47%, 01/25/37 (i)	4,800	3,490
JPMorgan Mortgage Trust REMIC
5.75%, 01/25/36	148	130
5.50%, 04/25/36	967	988
Lehman XS Trust REMIC
0.99%, 10/25/35 (i)	3,179	2,959
0.36%, 02/25/37 (i)	8,645	4,824
Malin CLO BV, 0.25%, 05/07/23 (i), EUR	10,225	11,314
Marche M5 Srl, 0.38%, 07/27/16 (i), EUR	7,146	7,974
MASTR Asset Backed Securities Trust REMIC
0.30%, 08/25/36 (i)	12,953	6,419
0.24%, 01/25/37 (i)	455	199
Mellon Residential Funding Corp. REMIC, 2.61%, 10/20/29 (i)	62	62
Merrill Lynch Mortgage Investors Trust REMIC
2.25%, 05/25/33 (i)	382	369
0.57%, 08/25/35 (i)	7,072	6,401
1.67%, 10/25/35 (i)	7,667	7,437
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
6.07%, 07/12/17 (i)	6,700	7,107
5.48%, 03/12/51 (i)	1,500	1,566
MLCC Mortgage Investors Inc. REMIC
1.19%, 10/25/35 (i)	109	104
0.44%, 11/25/35 (i)	179	168
Morgan Stanley ABS Capital I Inc. Trust REMIC, 0.35%, 04/25/36 (i)	1,099	1,081
Morgan Stanley Capital I Trust REMIC, 1.36%, 08/16/16 (i) (r)	5,000	4,978
Morgan Stanley Dean Witter Capital I REMIC, 1.09%, 07/25/32 (i)	1,630	1,565
Morgan Stanley Re-REMIC Trust REMIC, 5.99%, 04/12/17 (i) (r)	21,136	22,191
MortgageIT Trust REMIC, 0.45%, 12/25/35 (i)	6,467	5,861
New Century Home Equity Loan Trust REMIC, 0.70%, 09/25/35 (i)	1,900	1,707
Nomura Asset Acceptance Corp. REMIC, 2.90%, 08/25/35 (i)	2,595	2,532
Oaktree Enhanced Income Funding Series II Ltd., 1.49%, 04/20/23 (i) (r)	7,300	7,275
OHA Intrepid Leveraged Loan Fund Ltd., 1.20%, 04/20/21 (i) (r)	4,519	4,518
Option One Mortgage Loan Trust REMIC, 0.70%, 08/25/35 (i)	3,700	2,821
Panther CDO V BV, 0.36%, 10/15/84 (i) (p) (q), EUR	9,332	9,966
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
0.66%, 05/25/35 (i)	1,700	1,476
0.67%, 08/25/35 (i)	1,500	1,396
Prime Mortgage Trust REMIC
0.59%, 02/25/19 (i)	—	—
0.59%, 02/25/34 (i)	25	24
Queen Street CLO II BV, 0.25%, 08/15/24 (i), EUR	1,037	1,156
RALI Trust REMIC, 0.37%, 06/25/46 (i)	14,287	6,186
RAMP Trust REMIC, 0.84%, 05/25/35 (i)	12,706	10,540
RASC Trust REMIC
0.87%, 02/25/35 (i)	5,611	5,193
0.35%, 09/25/36 (i)	7,108	6,066
0.36%, 09/25/36 (i)	3,832	3,352
0.43%, 09/25/36 (i)	3,000	2,640
0.34%, 11/25/36 (i)	14,418	13,218
RBSSP Resecuritization Trust REMIC, 0.44%, 02/26/37 (i) (r)	2,497	2,343
Residential Accredit Loans Inc. Trust REMIC, 3.77%, 01/25/36 (i)	11,952	9,644
Securitized Asset Backed Receivables LLC Trust REMIC
1.17%, 03/25/35 (i)	663	627
0.44%, 05/25/36 (i)	4,186	2,405
0.25%, 12/25/36 (i)	286	111

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
SLM Student Loan Trust
1.80%, 10/25/17 (i)	5,069	5,082
2.86%, 12/16/19 (i) (r)	200	201
Soundview Home Loan Trust REMIC, 0.32%, 12/25/36 (i)	1,991	1,910
SpringCastle America Funding LLC, 2.70%, 05/25/23 (r)	15,721	15,742
Stone Tower CLO VI Ltd., 0.51%, 04/17/21 (i) (r)	6,079	6,017
Structured Asset Investment Loan Trust REMIC, 1.09%, 01/25/35 (i)	8,089	7,966
Structured Asset Mortgage Investments Inc. REMIC
0.88%, 09/19/32 (i)	31	30
0.47%, 07/19/35 (i)	432	412
0.32%, 03/25/37 (i)	1,104	820
Structured Asset Securities Corp. REMIC, 2.52%, 02/25/32 (i)	1	1
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	266	299
Washington Mutual Mortgage Pass-Through Certificates REMIC
1.77%, 02/25/31 (i)	—	—
2.35%, 01/25/36 (i)	905	897
4.22%, 08/25/36 (i)	4,093	3,613
1.58%, 08/25/42 (i)	92	87
1.40%, 11/25/42 (i)	54	51
0.48%, 10/25/45 (i)	113	104
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 01/25/35 (i)	346	350
2.65%, 03/25/36 (i)	455	453
2.65%, 03/25/36 (i)	3,255	3,112
2.71%, 04/25/36 (i)	2,217	2,164
2.70%, 07/25/36 (i)	5,498	5,424
Wood Street CLO BV, 0.30%, 11/22/21 (i), EUR	981	1,089
Total Non-U.S. Government Agency Asset- Backed Securities (cost $695,474)		707,477

CORPORATE BONDS AND NOTES - 22.1%
CONSUMER DISCRETIONARY - 0.2%
Altice SA
6.25%, 02/15/25 (r), EUR	4,100	4,019
7.63%, 02/15/25 (r)	1,000	876
MGM Resorts International, 7.50%, 06/01/16	2,100	2,158
Schaeffler Holding Finance BV, 5.75%, 11/15/21 (y), EUR	1,400	1,667
Wynn Las Vegas LLC, 5.50%, 03/01/25 (e) (r)	1,400	1,200
		9,920
CONSUMER STAPLES - 0.4%
Reynolds American Inc.
3.25%, 06/12/20	100	103
4.45%, 06/12/25	16,600	17,376
5.85%, 08/15/45	1,300	1,447
		18,926
ENERGY - 2.8%
MarkWest Energy Partners LP, 4.88%, 06/01/25	6,700	6,163
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/22 (r)	2,563	903
6.35%, 06/30/22	666	235
Petrobras Global Finance BV
1.95%, 05/20/16 (i)	2,600	2,450
2.00%, 05/20/16	700	673
2.69%, 03/17/17 (i)	1,900	1,634
3.25%, 03/17/17	4,400	3,883
2.43%, 01/15/19 (i)	500	345
3.21%, 03/17/20 (i)	700	479
4.88%, 03/17/20 (e)	200	146
4.38%, 05/20/23	3,000	1,957
4.25%, 10/02/23, EUR	1,000	771
6.63%, 01/16/34, GBP	1,000	945
6.85%, 06/05/15	4,300	2,709
Petrobras International Finance Co.
3.88%, 01/27/16	2,700	2,653
6.13%, 10/06/16	100	97
3.50%, 02/06/17	1,900	1,689
5.88%, 03/01/18	1,300	1,072
8.38%, 12/10/18 (e)	700	595
7.88%, 03/15/19 (e)	18,700	15,375
5.75%, 01/20/20	5,300	3,975
5.38%, 01/27/21 (e)	1,100	803
6.88%, 01/20/40	4,600	2,973
6.75%, 01/27/41	2,700	1,728
Petroleos Mexicanos, 8.00%, 05/03/19	2,700	3,051
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 09/30/20 (r)	3,551	3,794
Shell International Finance BV, 0.53%, 11/15/16 (i)	9,200	9,200
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 04/28/20 (r)	25,500	25,130
Statoil ASA, 0.77%, 11/08/18 (i)	29,300	29,102
		124,530
FINANCIALS - 15.5%
ABN AMRO Bank NV, 2.45%, 06/04/20 (r)	3,900	3,930
Altice Financing SA
5.25%, 02/15/23 (r), EUR	1,400	1,536
6.63%, 02/15/23 (e) (r)	2,300	2,208
American Express Credit Corp.
1.39%, 09/14/20 (i)	9,300	9,324
2.60%, 09/14/20	9,300	9,343
American International Group Inc.
5.05%, 10/01/15	100	100
6.25%, 03/15/37	585	638
8.17%, 05/15/58 (i)	4,200	5,555
Asciano Finance Ltd., 5.00%, 04/07/18 (r)	3,800	4,029
AvalonBay Communities Inc., 3.45%, 06/01/25	6,700	6,607
Banco de Credito e Inversiones, 3.00%, 09/13/17 (r)	3,200	3,229
Banco Espirito Santo SA, 2.63%, 05/08/17 (e), EUR	4,600	4,757
Bank of America Corp.
6.50%, 08/01/16	8,460	8,836
4.13%, 01/22/24	2,800	2,928
Bank of America NA
0.78%, 11/14/16 (i)	67,900	67,834
0.73%, 05/08/17 (i)	4,300	4,286
6.00%, 10/15/36	3,200	3,846
Bank of Nova Scotia
1.65%, 10/29/15 (r)	1,700	1,701
1.95%, 01/30/17 (r)	200	203
Barclays Bank Plc
7.63%, 11/21/22 (e)	2,800	3,138
7.75%, 04/10/23 (i) (v)	12,800	13,712
BBVA Bancomer SA
4.50%, 03/10/16 (r)	1,200	1,212
6.50%, 03/10/21 (r)	2,400	2,561
Bear Stearns Cos. LLC, 5.30%, 10/30/15	3,200	3,212
Blackstone CQP Holdco LP, 9.30%, 03/31/19 (f) (p) (q)	2,302	2,105

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
BPCE SA, 12.50%, (callable at 100 beginning 09/30/19) (m) (p) (q)	5,600	7,329
Caixa Economica Federal, 2.38%, 11/06/17 (r)	3,200	2,896
Cantor Fitzgerald LP, 6.50%, 06/17/22 (p) (q)	11,100	11,679
Capital One NA, 1.47%, 08/17/18 (i)	22,500	22,563
CIT Group Inc., 4.25%, 08/15/17	8,200	8,303
Citigroup Inc.
1.07%, 04/01/16 (i)	2,800	2,803
0.60%, 06/09/16 (i)	2,600	2,587
1.26%, 07/25/16 (i)	3,200	3,209
4.45%, 01/10/17	900	936
Credit Agricole SA
8.38% (callable at 100 beginning 10/13/19) (m) (r)	4,900	5,562
1.45%, 04/15/16 (i) (r)	5,000	5,021
Credit Suisse, 0.63%, 03/11/16 (i)	15,900	15,894
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 03/26/25 (r)	18,350	17,828
Daimler Finance North America LLC, 1.88%, 01/11/18 (r)	5,500	5,464
Eksportfinans ASA, 2.38%, 05/25/16	1,900	1,903
ERP Operating LP, 3.38%, 06/01/25	6,900	6,808
Export-Import Bank of Korea
2.25%, 01/21/20	7,000	6,984
2.63%, 12/30/20	2,800	2,829
Fifth Third Bancorp, 0.77%, 12/20/16 (i)	900	894
Ford Motor Credit Co. LLC
4.21%, 04/15/16	6,794	6,901
1.07%, 01/17/17 (i)	19,200	19,021
0.85%, 09/08/17 (i)	700	686
General Electric Capital Corp.
3.80%, 06/18/19 (p) (q)	3,700	3,971
6.37%, 11/15/67 (i)	21,500	23,045
General Motors Financial Co. Inc., 3.15%, 01/15/20	6,900	6,833
Goldman Sachs Group Inc.
0.96%, 06/04/17 (i)	1,100	1,099
1.54%, 09/15/20 (i)	6,400	6,400
3.50%, 01/23/25	8,470	8,343
3.75%, 05/22/25	9,900	9,942
Host Hotels & Resorts LP, 4.00%, 06/15/25	5,790	5,710
ICICI Bank Ltd., 4.75%, 11/25/16 (r)	13,600	14,046
International Lease Finance Corp.
5.75%, 05/15/16	2,700	2,741
8.75%, 03/15/17 (k)	2,200	2,365
7.13%, 09/01/18 (r)	3,858	4,248
Intesa Sanpaolo SpA, 2.38%, 01/13/17	9,000	9,031
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (m)	6,500	6,386
1.10%, 10/15/15	12,362	12,365
3.15%, 07/05/16	1,600	1,627
1.07%, 05/30/17 (i), GBP	3,700	5,508
6.30%, 04/23/19	6,100	6,936
4.50%, 01/24/22	2,800	3,021
3.90%, 07/15/25	14,900	15,243
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,431
KBC Bank NV, 8.00%, 01/25/23	10,000	10,927
Korea Development Bank, 3.50%, 08/22/17	1,900	1,966
LBG Capital No.2 Plc, 15.00%, 12/21/19 (v), GBP	12,700	26,916
Lloyds Bank Plc
12.00% (callable at 100 beginning 12/16/24) (m) (p) (q)	2,000	2,820
3.50%, 05/14/25	9,900	9,808
Macquarie Bank Ltd., 6.63%, 04/07/21 (r)	16,100	18,048
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	1,900	2,062
6.88%, 04/25/18	5,000	5,589
National Australia Bank Ltd., 0.93%, 07/23/18 (i) (r)	11,200	11,200
National Bank of Canada, 2.20%, 10/19/16 (r)	400	406
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (r)	1,800	1,863
7.25%, 12/15/21 (r)	1,700	1,726
Rabobank Nederland, 8.40%, (callable at 100 beginning 06/29/17) (m)	4,000	4,258
Royal Bank of Scotland Group Plc, 9.50%, 03/16/22	8,200	8,937
SLM Corp.
8.45%, 06/15/18	11,002	11,311
5.50%, 01/15/19	100	93
Society of Lloyd’s, 4.75%, 10/30/24, GBP	1,100	1,682
State Street Corp., 1.22%, 08/18/20 (i)	8,400	8,428
Stone Street Trust, 5.90%, 12/15/15 (r)	7,000	7,075
Svenska Handelsbanken AB, 2.40%, 10/01/20	22,700	22,737
UBS AG, 4.75%, 05/22/23	3,000	3,012
UBS Preferred Funding Trust V, 6.24%, (callable at 100 beginning 05/15/16) (e) (m)	8,700	8,829
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 11/23/15) (e) (m)	2,100	2,058
WEA Finance LLC, 3.25%, 10/05/20 (r)	8,700	8,784
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (m)	20,500	21,653
0.75%, 04/22/19 (i)	1,100	1,095
3.30%, 09/09/24	4,300	4,269
Wells Fargo Bank NA, 0.48%, 06/02/16 (i)	5,215	5,214
		690,987
HEALTH CARE - 0.6%
Actavis Funding SCS
3.00%, 03/12/20	4,000	4,005
3.45%, 03/15/22	3,000	2,959
Baxalta Inc.
4.00%, 06/23/25 (r)	4,500	4,509
5.25%, 06/23/45 (r)	6,800	6,737
Merck & Co. Inc.
2.35%, 02/10/22	4,100	4,042
2.75%, 02/10/25	3,800	3,700
		25,952
INDUSTRIALS - 0.3%
Con-way Inc., 7.25%, 01/15/18	1,400	1,449
CSN Islands XI Corp., 6.88%, 09/21/19 (e) (r)	500	232
Hellenic Railways Organization SA, 4.50%, 12/06/16 (q), JPY	1,298,700	9,173
Odebrecht Offshore Drilling Finance Ltd.
6.75%, 10/01/22 (k) (r)	4,893	1,289
6.63%, 10/01/23 (r)	1,775	446
		12,589
INFORMATION TECHNOLOGY - 0.3%
Apple Inc., 2.85%, 05/06/21	2,200	2,260
Baidu Inc., 3.00%, 06/30/20 (e)	11,300	11,226
		13,486
MATERIALS - 0.1%
Braskem Finance Ltd., 5.75%, 04/15/21 (r)	4,100	3,362
Gerdau Holdings Inc., 5.75%, 01/30/21 (e) (r)	900	783
		4,145
TELECOMMUNICATION SERVICES - 1.2%
Altice Finco SA, 7.63%, 02/15/25 (r)	500	466
AT&T Inc.
3.40%, 05/15/25	5,200	4,966
4.50%, 05/15/35	4,800	4,402

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
4.75%, 05/15/46	2,200	2,017
Qtel International Finance Ltd., 3.38%, 10/14/16 (r)	300	305
Sprint Nextel Corp., 9.13%, 03/01/17	4,000	4,051
Telecom Italia Capital SA, 5.25%, 10/01/15	471	471
Verizon Communications Inc.
2.50%, 09/15/16	6,719	6,811
2.09%, 09/14/18 (i)	2,300	2,365
3.65%, 09/14/18	7,300	7,692
3.00%, 11/01/21	3,600	3,590
3.50%, 11/01/24	15,900	15,675
		52,811
UTILITIES - 0.7%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (r)	5,000	4,456
Dynegy Inc.
6.75%, 11/01/19	12,600	12,631
7.38%, 11/01/22	6,000	6,045
7.63%, 11/01/24	2,100	2,121
Majapahit Holding BV
8.00%, 08/07/19 (r)	2,200	2,423
7.75%, 01/20/20 (r)	5,000	5,563
		33,239
Total Corporate Bonds and Notes (cost $1,004,267)		986,585

GOVERNMENT AND AGENCY OBLIGATIONS - 96.1%
GOVERNMENT SECURITIES - 48.4%
Federal Home Loan Mortgage Corp. - 2.2% (w)
Federal Home Loan Mortgage Corp.
1.00%, 09/29/17 (o)	18,100	18,209
0.75%, 01/12/18 (o)	54,100	54,055
3.75%, 03/27/19	5,100	5,552
1.75%, 05/30/19	1,200	1,223
1.25%, 10/02/19	20,100	20,060
		99,099
Federal National Mortgage Association - 0.1% (w)
Federal National Mortgage Association
0.88%, 12/20/17 - 05/21/18	2,400	2,401
1.88%, 09/18/18	1,000	1,026
		3,427
Municipals - 4.3%
Bay Area Toll Authority, 7.04%, 04/01/50	5,100	7,024
California Infrastructure & Economic Development Bank, 6.49%, 05/15/49	1,000	1,208
California State University, 6.43%, 11/01/30	1,400	1,765
California Statewide Communities Development Authority, 7.55%, 05/15/40	5,500	7,363
Calleguas - Las Virgenes Public Financing Authority, 5.94%, 07/01/40	1,100	1,353
Chicago Transit Authority
6.30%, 12/01/21	90	94
6.90%, 12/01/40 - 12/01/40	3,600	4,033
City of Chicago, IL, 7.75%, 01/01/42	7,600	7,610
City of North Las Vegas, Nevada, 6.57%, 06/01/40	9,200	8,342
County of Clark Nevada Airport System, 6.82%, 07/01/45	1,600	2,191
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	13,800	17,714
Illinois Municipal Electric Agency, 6.83%, 02/01/35	1,800	2,060
Irvine Ranch Water District, 6.62%, 05/01/40	16,800	21,845
Los Angeles County Public Works Financing Authority, 7.62%, 08/01/40	9,000	12,621
Los Angeles Unified School District, 6.76%, 07/01/34	2,100	2,772
Mississippi Development Bank, 6.31%, 01/01/33	1,500	1,824
New Jersey Economic Development Authority (insured by Assured Guaranty Municipal Corp.) - Series B, 0.00%, 02/15/19 (j)	5,410	4,835
New Jersey State Turnpike Authority, 7.41%, 01/01/40	5,500	7,649
New York State Dormitory Authority, 5.05%, 09/15/27	4,700	5,406
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/39	1,900	2,168
Port Authority of New York & New Jersey, GO, 5.65%, 11/01/40	1,100	1,310
San Diego Tobacco Settlement Revenue Funding Corp., 7.13%, 06/01/32	645	660
State of California
7.50%, 04/01/34	7,600	10,648
7.95%, 03/01/36	10,100	12,106
7.55%, 04/01/39	7,900	11,379
7.60%, 11/01/40	11,100	16,245
State of Iowa, 6.75%, 06/01/34	4,400	5,024
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	150	150
Tobacco Settlement Authority of West Virginia, 7.47%, 06/01/47	1,540	1,342
University of California
6.40%, 05/15/31	5,200	6,310
6.55%, 05/15/48	500	644
Washington State Convention Center Public Facilities District, 6.79%, 07/01/40	5,600	6,957
		192,652
Sovereign - 6.4%
Autonomous Community of Andalusia, Spain, 5.20%, 07/15/19, EUR	800	1,026
Banco Nacional de Desenvolvimento Economico e Social
3.38%, 09/26/16 (r)	1,700	1,689
4.13%, 09/15/17 (r), EUR	1,000	1,018
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/16 - 10/01/16 (j), BRL	380,500	84,609
Eksportfinans ASA, 5.50%, 06/26/17	2,600	2,736
Hellenic Republic Government International Bond, 5.25%, 02/01/16 (q), JPY	1,382,000	10,683
Italy Buoni Poliennali Del Tesoro
2.50%, 12/01/24, EUR	4,200	5,014
5.00%, 03/01/25, EUR	1,500	2,155
Korea Housing Finance Corp., 4.13%, 12/15/15 (r)	2,900	2,918
Mexico Bonos
8.50%, 12/13/18, MXN	400,000	26,227
8.00%, 06/11/20, MXN	294,100	19,405
6.50%, 06/09/22, MXN	142,600	8,748
10.00%, 12/05/24, MXN	127,600	9,615
7.75%, 05/29/31, MXN	7,400	486
Province of Ontario, Canada
1.00%, 07/22/16	1,100	1,104
1.60%, 09/21/16	66,200	66,817
5.50%, 06/02/18, CAD	700	586
3.00%, 07/16/18 (e)	500	524
4.40%, 06/02/19, CAD	1,700	1,418
1.65%, 09/27/19	2,900	2,898
4.40%, 04/14/20 (e)	8,400	9,365
4.20%, 06/02/20, CAD	2,300	1,936
4.00%, 06/02/21, CAD	5,400	4,546
3.15%, 06/02/22, CAD	5,900	4,755

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Province of Quebec, Canada
4.25%, 12/01/21, CAD	6,800	5,813
3.50%, 12/01/22, CAD	2,300	1,889
Slovenia Government International Bond
5.50%, 10/26/22	3,900	4,380
5.25%, 02/18/24	2,100	2,310
Spain Government Bond, 3.80%, 04/30/24 (r), EUR	1,300	1,688
		286,358
Treasury Inflation Index Securities - 17.2%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/17 (n)	16,181	16,123
0.13%, 04/15/20 - 07/15/22 (n) (o)	69,524	68,163
1.25%, 07/15/20 (n) (o)	9,083	9,538
1.13%, 01/15/21 (n)	436	454
0.63%, 07/15/21 (n)	64,803	65,729
0.38%, 07/15/23 - 07/15/25 (n)	39,262	38,369
0.25%, 01/15/25 (n)	16,726	16,042
2.38%, 01/15/25 - 01/15/27 (n)	239,629	278,068
2.00%, 01/15/26 (n)	88,859	99,763
1.75%, 01/15/28 (n)	81,451	90,095
3.63%, 04/15/28 (n)	295	391
2.50%, 01/15/29 (n)	48,131	57,765
3.88%, 04/15/29 (n)	1,452	2,002
0.75%, 02/15/42 - 02/15/45 (n)	22,150	19,254
1.38%, 02/15/44 (n)	2,560	2,599
		764,355
U.S. Treasury Securities - 18.2%
U.S. Treasury Bond
4.25%, 05/15/39	18,800	23,708
4.50%, 08/15/39	13,400	17,490
4.38%, 11/15/39 - 05/15/40	33,200	42,620
4.63%, 02/15/40	8,100	10,770
3.13%, 02/15/42 - 08/15/44	157,400	164,923
3.00%, 05/15/42 - 11/15/44	62,500	63,998
2.75%, 08/15/42 - 11/15/42	71,100	69,318
2.88%, 05/15/43 - 08/15/45	69,000	69,003
3.63%, 02/15/44	12,400	14,266
3.38%, 05/15/44	7,600	8,346
2.50%, 02/15/45	100,100	92,222
U.S. Treasury Note
0.63%, 09/30/17 (o)	17,000	16,992
2.00%, 08/31/21 (o)	500	511
1.75%, 09/30/22	17,700	17,693
2.75%, 02/15/24 (o)	21,000	22,326
2.50%, 05/15/24 (o)	12,500	13,025
2.38%, 08/15/24	37,300	38,430
2.25%, 11/15/24 (o)	121,700	124,020
		809,661
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 47.7%
Federal Home Loan Mortgage Corp. - 2.7%
Federal Home Loan Mortgage Corp.
6.00%, 03/01/16 - 05/01/40	7,109	8,029
5.50%, 05/01/26 - 08/15/40	6,243	6,916
2.61%, 07/01/27 (i)	1	1
4.00%, 10/15/45 - 11/15/45, TBA (g)	18,000	19,134
4.50%, 10/15/45, TBA (g)	13,000	14,072
6.00%, 10/15/45, TBA (g)	1,000	1,126
3.50%, 11/15/45, TBA (g)	54,000	56,090
REMIC, 7.00%, 05/15/23	80	89
REMIC, 0.66%, 11/15/30 (i)	1	1
REMIC, 4.50%, 03/15/34	7,241	7,843
REMIC, 0.23%, 12/25/36 (i)	657	653
REMIC, 3.50%, 01/15/42	4,310	4,500
REMIC, 1.38%, 02/25/45 (i)	52	53
		118,507
Federal National Mortgage Association - 40.7%
Federal National Mortgage Association
6.00%, 05/01/16 - 05/01/41	65,651	74,291
5.50%, 06/01/16 - 09/01/41	104,261	116,875
4.50%, 12/01/17 - 07/01/42	30,431	32,404
4.00%, 05/01/18 - 10/01/31	44,944	47,651
3.50%, 06/01/20 - 06/01/29	17,788	18,866
3.00%, 04/01/21 - 06/01/22	10,620	11,110
3.89%, 07/01/21	2,746	3,007
3.33%, 11/01/21	93	99
3.16%, 05/01/22	12,739	13,443
2.31%, 08/01/22	4,000	4,033
5.00%, 05/01/23 - 06/01/41	5,724	6,322
2.87%, 09/01/27	2,800	2,811
6.50%, 07/01/29	—	—
3.00%, 10/15/30 - 11/15/45, TBA (g)	154,000	157,191
4.00%, 10/15/30 - 11/15/45, TBA (g)	475,100	505,871
3.50%, 11/15/30 - 11/15/45, TBA (g)	449,000	467,691
1.98%, 01/01/35 (i)	971	1,028
1.58%, 09/01/40 (i)	3	3
1.38%, 06/01/43 (i)	267	273
4.50%, 10/15/45 - 11/15/45, TBA (g)	154,000	166,928
5.00%, 10/15/45, TBA (g)	108,000	119,015
5.50%, 10/15/45, TBA (g)	38,000	42,447
6.00%, 10/15/45, TBA (g)	14,000	15,828
REMIC, 5.00%, 04/25/33	148	163
REMIC, 2.28%, 05/25/35 (i)	60	63
REMIC, 0.25%, 07/25/37 (i)	406	382
REMIC, 0.69%, 06/25/39 (i)	7,766	7,830
REMIC, 6.50%, 12/25/42	41	47
REMIC, 0.54%, 03/25/44 (i)	198	198
		1,815,870
Government National Mortgage Association - 4.1%
Government National Mortgage Association
1.75%, 05/20/26 - 02/20/32 (i)	102	105
2.00%, 04/20/30 (i)	4	4
5.00%, 02/15/38 - 07/15/41	32,665	36,229
3.50%, 12/15/44 - 11/15/45, TBA (g)	41,000	42,856
3.00%, 10/15/45, TBA (g)	10,000	10,209
4.00%, 10/15/45 - 11/15/45, TBA (g)	36,000	38,320
REMIC, 0.79%, 07/20/65 - 08/20/65 (i)	29,197	29,153
REMIC, 0.80%, 09/20/65 (f) (i)	11,741	11,714
REMIC, 0.83%, 09/20/65 (f) (i)	14,031	14,014
		182,604
Small Business Administration Participation Certificates - 0.2%
Small Business Administration Participation Certificates
6.29%, 01/01/21	4	4
5.13%, 09/01/23	12	13
5.52%, 06/01/24	252	277
5.16%, 02/01/28	5,156	5,742
5.49%, 03/01/28	4,713	5,281
		11,317
Total Government and Agency Obligations (cost $4,298,600)		4,283,850

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Wells Fargo & Co., 7.50% (m) (v)	5	5,840
Total Preferred Stocks (cost $6,056)		5,840

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
PURCHASED OPTIONS - 0.1%
5-Year U.S. Treasury Note Future Put Option, Strike Price 109.50, Expiration 11/20/15	2,376	18
5-Year U.S. Treasury Note Future Put Option, Strike Price 109.75, Expiration 11/20/15	2	—
5-Year U.S. Treasury Note Future Put Option, Strike Price 110, Expiration 11/20/15	21	—
5-Year U.S. Treasury Note Future Put Option, Strike Price 110.75, Expiration 11/20/15	1,107	9
Call Swaption, 3-Month LIBOR versus 0.80% fixed, Expiration 01/19/16, MSC (q)	1,421	298
Call Swaption, 3-Month LIBOR versus 1.10% fixed, Expiration 01/29/16, BOA (q)	2,060	1,061
Call Swaption, 3-Month LIBOR versus 1.50% fixed, Expiration 01/29/16, MSC (q)	241	198
Call Swaption, 3-Month LIBOR versus 1.75% fixed, Expiration 01/29/16, MSC (q)	241	138
Call Swaption, 3-Month LIBOR versus 2.10% fixed, Expiration 01/30/18, JPM (q)	477	675
Put Swaption, 3-Month LIBOR versus 2.58% fixed, Expiration 05/12/16, MSC (q)	229	235
Put Swaption, 3-Month LIBOR versus 2.58% fixed, Expiration 05/23/16, MSC (q)	532	579
Put Swaption, 3-Month LIBOR versus 2.90% fixed, Expiration 08/20/18, MSC (q)	219	2,120
Total Purchased Options (cost $6,708)		5,331

TRUST PREFERREDS - 0.4%
FINANCIALS - 0.4%
GMAC Capital Trust I, 8.13%, (callable at 25 beginning 02/15/16)	740	18,892
Total Trust Preferreds (cost $18,500)		18,892

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. Escrow (c) (f) (q) (v) (u)	128	—
Total Other Equity Interests (cost $0)		—

VARIABLE RATE SENIOR LOAN INTERESTS - 0.2% (i)
CONSUMER DISCRETIONARY - 0.1%
Chrysler Group LLC Term Loan B, 3.50%, 05/24/17	$1,979	1,968

HEALTH CARE - 0.1%
HCA Inc. Term Loan B-5, 2.94%, 03/31/17	5,841	5,833
Total Variable Rate Senior Loan Interests (cost $7,822)		7,801

SHORT TERM INVESTMENTS - 7.3%
Certificates of Deposit - 0.6%
Banco Bilbao Vizcaya Argentaria, 1.17%, 05/16/16 (i)	11,500	11,471
Intesa Sanpaolo SpA, 1.67%, 04/11/16 (i)	14,900	14,923
		26,394
Commercial Paper - 0.7%
Entergy Corp., 0.95%, 11/04/15 (r)	7,700	7,693
Ford Motor Credit Co. LLC, 1.07%, 01/07/16 (r)	9,000	8,986
Hewlett-Packard Co., 0.71%, 10/07/15	15,000	14,998
		31,677
Federal Home Loan Bank - 0.1% (w)
Federal Home Loan Bank, 0.17%, 02/08/16	3,100	3,098
Securities Lending Collateral - 0.9%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	41,269	41,269
Treasury Securities - 5.0%
Brazil Letras do Tesouro Nacional, 0.00%, 04/01/16 (j), BRL	650,600	153,086
Japan Treasury Bill
0.00%, 11/16/15, JPY	2,320,000	19,339
0.00%, 12/28/15, JPY	5,420,000	45,182
U.S. Treasury Bill
0.00%, 11/19/15 (o)	$501	501
0.12%, 01/14/16 (o)	738	738
0.13%, 01/21/16 (o)	441	441
0.01%, 01/28/16 (o)	664	664
0.03%, 02/04/16 (o)	1,002	1,002
0.06%, 02/11/16 (o)	967	967
		221,920
Total Short Term Investments (cost $358,821)		324,358
Total Investments - 142.2% (cost $6,396,248)		6,340,134
Other Assets and Liabilities, Net - (42.2%)		(1,882,160)
Total Net Assets - 100.0%		$4,457,974

JNL/PPM America Floating Rate Income Fund (t)

CORPORATE BONDS AND NOTES - 4.0%
CONSUMER DISCRETIONARY - 0.7%
Argos Merger Sub Inc., 7.13%, 03/15/23 (r)	$247	$250
BC Mountain LLC, 7.00%, 02/01/21 (r)	100	82
Beazer Homes USA Inc., 5.75%, 06/15/19	1,000	938
Boyd Gaming Corp., 6.88%, 05/15/23	1,033	1,048
Churchill Downs Inc., 5.38%, 12/15/21	420	424
Gibson Brands Inc., 8.88%, 08/01/18 (r)	194	171
GLP Capital LP
4.88%, 11/01/20	311	315
5.38%, 11/01/23	243	247
KB Home, 7.50%, 09/15/22	234	238
Levi Strauss & Co., 5.00%, 05/01/25	316	310
Live Nation Entertainment Inc., 5.38%, 06/15/22 (r)	646	633
MGM Resorts International, 6.75%, 10/01/20	804	830
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (r) (y)	1,000	1,030
PVH Corp., 4.50%, 12/15/22	229	222
Regal Entertainment Group, 5.75%, 03/15/22	800	786
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	131	137
Sally Holdings LLC, 5.50%, 11/01/23	494	506
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (r)	427	421
Springs Industries Inc., 6.25%, 06/01/21	471	466
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (r)	1,000	970
WideOpenWest Finance LLC, 10.25%, 07/15/19	1,000	1,007
		11,031
CONSUMER STAPLES - 0.4%
B&G Foods Inc., 4.63%, 06/01/21	549	528
Energizer SpinCo Inc., 5.50%, 06/15/25 (r)	870	847
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (r)	1,281	1,185
JBS Investments GmbH, 7.25%, 04/03/24 (r)	2,490	2,397
Spectrum Brands Inc., 5.75%, 07/15/25 (r)	952	971
		5,928

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
ENERGY - 0.7%
Calumet Specialty Products Partners LP, 6.50%, 04/15/21	1,000	900
Chesapeake Energy Corp., 3.54%, 04/15/19 (i)	1,383	982
DCP Midstream LLC, 5.85%, 05/21/43 (i) (r)	1,344	1,075
Energy XXI Gulf Coast Inc., 6.88%, 03/15/24	1,732	299
EnQuest Plc, 7.00%, 04/15/22 (r)	1,000	620
EP Energy LLC, 6.38%, 06/15/23	1,248	923
Noble Energy Inc., 5.88%, 06/01/22	1,975	1,971
Parker Drilling Co., 7.50%, 08/01/20	712	584
Range Resources Corp., 4.88%, 05/15/25 (r)	1,422	1,266
Regency Energy Partners LP
5.88%, 03/01/22	876	898
5.00%, 10/01/22	81	79
Seadrill Ltd., 6.13%, 09/15/17 (k) (r)	192	148
SM Energy Co., 5.63%, 06/01/25	674	580
Tesoro Corp., 5.13%, 04/01/24	842	825
Transocean Inc., 6.88%, 12/15/21 (l)	500	371
		11,521
FINANCIALS - 0.4%
AerCap Ireland Capital Ltd., 3.75%, 05/15/19	1,333	1,310
Altice Financing SA, 6.63%, 02/15/23 (r)	750	720
International Lease Finance Corp., 4.63%, 04/15/21	1,649	1,657
Santander UK Plc, 5.00%, 11/07/23 (r)	768	798
Stena AB, 7.00%, 02/01/24 (r)	1,498	1,326
		5,811
HEALTH CARE - 0.6%
Capsugel SA, 7.00%, 05/15/19 (r) (y)	595	594
Endo Finance LLC, 6.00%, 07/15/23 (r)	484	479
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22	274	272
HCA Inc., 3.75%, 03/15/19	623	621
Hologic Inc., 5.25%, 07/15/22 (r)	401	405
JLL/Delta Dutch Newco BV, 7.50%, 02/01/22 (r)	698	705
Mallinckrodt International Finance SA, 4.88%, 04/15/20 (r)	1,500	1,432
Pinnacle Merger Sub Inc., 9.50%, 10/01/23 (r)	617	680
Tenet Healthcare Corp.
6.00%, 10/01/20	570	601
6.75%, 06/15/23	540	535
Valeant Pharmaceuticals International Inc., 6.75%, 08/15/18 (r)	1,000	1,018
VRX Escrow Corp.
5.88%, 05/15/23 (r)	1,000	959
6.13%, 04/15/25 (r)	1,440	1,379
		9,680
INDUSTRIALS - 0.2%
Aviation Capital Group Corp., 3.88%, 09/27/16 (r)	1,346	1,359
Bombardier Inc.
6.00%, 10/15/22 (r)	1,009	747
6.13%, 01/15/23 (r)	585	430
Meritor Inc., 6.25%, 02/15/24	755	719
		3,255
INFORMATION TECHNOLOGY - 0.4%
Boxer Parent Co. Inc., 9.00%, 10/15/19 (r) (y)	1,657	1,176
CommScope Inc., 4.38%, 06/15/20 (r)	864	858
Entegris Inc., 6.00%, 04/01/22 (r)	1,273	1,292
NXP BV
5.75%, 02/15/21 (r)	212	220
5.75%, 03/15/23 (r)	242	252
Sanmina Corp., 4.38%, 06/01/19 (r)	1,354	1,361
SS&C Technologies Holdings Inc., 5.88%, 07/15/23 (r)	464	472
		5,631
MATERIALS - 0.1%
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (r)	331	285
Rain CII Carbon LLC, 8.25%, 01/15/21 (r)	1,000	800
Signode Industrial Group Lux SA, 6.38%, 05/01/22 (r)	1,000	945
		2,030
TELECOMMUNICATION SERVICES - 0.2%
Frontier Communications Corp., 10.50%, 09/15/22 (r)	863	840
Inmarsat Finance Plc, 4.88%, 05/15/22 (r)	1,519	1,477
Sprint Corp., 7.13%, 06/15/24	624	480
		2,797
UTILITIES - 0.3%
AES Corp.
3.32%, 06/01/19 (i)	1,000	950
5.50%, 04/15/25	1,750	1,531
PPL Energy Supply LLC, 6.50%, 06/01/25 (r)	1,985	1,707
RJS Power Holdings LLC, 4.63%, 07/15/19 (r)	276	251
		4,439
Total Corporate Bonds and Notes (cost $68,174)		62,123

VARIABLE RATE SENIOR LOAN INTERESTS - 90.4% (i)
CONSUMER DISCRETIONARY - 27.6%
24 Hour Fitness Worldwide Inc. Term Loan B, 4.75%, 05/18/21	2,970	2,796
Academy Ltd. Term Loan B
5.00%, 07/16/22	3,465	3,444
5.00%, 07/16/22	777	772
Acosta Inc. Term Loan, 4.25%, 09/26/21	7,756	7,620
Advantage Sales and Marketing Inc. 1st Lien New Term Loan, 4.25%, 07/11/21	7,448	7,302
Advantage Sales and Marketing, Inc. 2nd Lien Term Loan, 7.50%, 07/10/22	900	860
Affinion Group Replacement Term Loan, 6.75%, 10/10/16	1,906	1,782
AlliedBarton Security Services LLC Term Loan, 4.25%, 02/12/21	2,910	2,867
AMAYA Holdings BV Term Loan, 5.00%, 07/29/21	8,906	8,750
AMC Entertainment Inc Term Loan B, 3.50%, 04/30/20	3,056	3,043
American Tire Distributors Holdings Inc. Term Loan, 5.25%, 10/01/21	3,704	3,702
Amscan Holdings Inc. First Lien Term Loan B, 4.25%, 08/06/22	1,676	1,671
Apex Tool Group LLC Term Loan B, 4.50%, 01/31/20	3,738	3,632
ARAMARK Corp. Extended Term Loan, 3.65%, 07/26/16	81	80
ARAMARK Corp. Term Loan
3.65%, 07/26/16	47	47
3.25%, 09/21/19	5,147	5,128
3.25%, 02/21/21	1,928	1,920
Ascena Retail Group Inc. Term Loan B
5.25%, 07/29/22	3,271	3,132
5.25%, 07/29/22	409	392
Ascend Learning LLC 1st Lien Term Loan
5.50%, 07/31/19	197	196
5.50%, 07/31/19	1,971	1,965

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Autoparts Holdings Ltd. 1st Lien Term Loan
7.00%, 07/29/17	1,292	1,116
7.00%, 07/29/17	715	618
Bass Pro Group LLC Term Loan B, 4.00%, 06/05/20	5,163	5,131
Bombardier Recreational Products Inc. Term Loan B, 3.75%, 01/31/19	5,771	5,763
Borgata Term Loan B, 6.50%, 08/15/18	2,113	2,126
Boyd Gaming Corp. Term Loan B, 4.00%, 08/15/20	3,478	3,473
Burger King Corp. Term Loan B, 3.75%, 12/10/21	7,832	7,790
Burlington Coat Factory Warehouse Corp. Term Loan, 4.25%, 07/24/21	2,793	2,793
Caesars Entertainment Corp. Term Loan, 9.75%, 03/01/17 (c) (d)	3,088	2,780
Caesars Entertainment Resort Properties LLC 1st Lien Term Loan, 7.00%, 10/11/20	4,421	4,112
Caesars Growth Properties Holdings LLC 1st Lien Term Loan, 6.25%, 04/10/21	3,130	2,735
Camping World Inc. Term Loan
5.25%, 02/20/20	435	435
5.25%, 02/20/20	9	9
Camping World Inc. Term Loan B, 5.25%, 02/14/20	2,807	2,801
Centerplate Inc. Term Loan, 4.75%, 11/13/19	1,478	1,459
Cequel Communications LLC Term Loan, 3.50%, 02/14/19	2,401	2,366
Charter Communications Inc. Term Loan, 3.50%, 01/30/23	1,149	1,142
Charter Communications Operating LLC Term Loan E, 3.00%, 04/25/20	4,786	4,723
Charter Communications Operating LLC Term Loan F, 3.00%, 12/31/20	462	454
Charter Communications Operating LLC Term Loan H, 3.25%, 07/23/21	1,915	1,903
Chrysler Group LLC Term Loan B
3.50%, 05/24/17	1,899	1,889
3.25%, 12/31/18	2,469	2,444
Cinemark USA Inc. Term Loan, 5.13%, 12/15/22	270	265
Citycenter Holdings LLC Term Loan B, 4.25%, 10/09/20	8,199	8,171
Clear Channel Communications Inc. Term Loan, 6.95%, 01/30/19	9,000	7,448
Coinmach Corp. Term Loan, 4.25%, 11/15/19	5,794	5,674
Cooper Standard Auto Term Loan, 4.00%, 03/27/21	3,464	3,438
CSC Holdings Inc. Term Loan, 2.70%, 04/25/20	1,970	1,955
Dealer Tire, LLC 1st Lien Term Loan, 5.50%, 12/22/21	1,737	1,745
Dollar Tree Inc. Term Loan B-1, 3.50%, 05/26/22	1,993	1,993
Dynacast International LLC Term Loan, 4.50%, 01/28/22	898	892
Ellucian Term Loan, 0.00%, 09/20/22 (z)	2,730	2,722
Expro US Finco LLC Term Loan, 5.75%, 08/11/21	3,465	2,802
Extended Stay America Term Loan, 5.00%, 05/27/19	2,932	2,956
Formula One Holdings Term Loan
4.75%, 07/30/21	8,137	7,969
7.75%, 07/29/22	1,250	1,200
Four Seasons Hotels Ltd. 2nd Lien Term Loan, 6.25%, 12/23/20 (f)	1,968	1,958
Four Seasons Hotels Ltd. New Term Loan, 3.50%, 06/27/20	3,276	3,250
Freedom Group Inc. Term Loan
5.50%, 04/19/19	2,411	2,179
5.50%, 04/19/19	499	451
Garda World Security Corp. Delayed Draw Term Loan, 4.00%, 11/05/20	400	392
Garda World Security Corp. Term Loan B, 4.00%, 11/05/20	1,565	1,533
Getty Images Inc. Initial Term Loan, 4.75%, 10/03/19	1,896	1,226
GNC Corp. Term Loan, 3.25%, 03/04/19	3,418	3,385
Harrah’s Operating Company Inc. Term Loan B-7, 9.75%, 03/01/17 (c) (d)	643	579
Hilton Worldwide Finance LLC Term Loan B-2, 3.50%, 09/23/20	2,622	2,613
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20	1,286	1,282
Houghton Mifflin Harcourt Co. Term Loan, 4.00%, 05/10/21 (f)	1,796	1,773
Hudson’s Bay Co. Term Loan B, 0.00%, 09/30/20 (z)	3,680	3,690
IMG Worldwide Holdings Inc. 1st Lien Term Loan
5.25%, 03/19/21	334	332
5.25%, 03/19/21	3,616	3,594
Information Resources Inc. Term Loan, 4.75%, 09/26/20	1,132	1,134
Information Resources Inc. Term Loan B
4.75%, 09/26/20	1,484	1,487
4.75%, 09/26/20	281	282
4.75%, 09/26/20	694	696
J. Crew Group Inc. New Term Loan B
4.00%, 03/05/21	643	496
4.00%, 03/05/21	210	162
4.00%, 03/05/21	715	552
4.00%, 03/05/21	845	652
4.00%, 03/05/21	841	649
Landry’s Inc. Term Loan B, 4.00%, 04/24/18	2,567	2,565
Leslie’s Poolmart Inc. Term Loan B, 4.25%, 10/16/19	1,960	1,915
Liberty Global Term Loan
4.50%, 12/24/21	1,750	1,694
7.75%, 06/23/23 (f)	550	536
Life Time Fitness Term Loan B, 4.25%, 01/03/22	5,486	5,458
Live Nation Entertainment Inc. Term Loan B-1, 3.50%, 08/14/20	2,898	2,887
Media General Inc. Term Loan B, 4.00%, 07/30/20	5,625	5,572
Mediacom Broadband Term Loan F, 2.67%, 03/31/18	2,469	2,439
Men’s Wearhouse Inc. Term Loan B, 4.50%, 04/15/21	1,881	1,883
Metaldyne Performance Group Inc., 3.75%, 10/21/21	1,963	1,948
MGM Resorts International Term Loan B
3.50%, 12/20/19	1,400	1,388
3.50%, 12/20/19	2,459	2,438
3.50%, 12/20/19	5,140	5,097
Michaels Stores Inc. Term Loan
3.75%, 01/25/20	583	582
3.75%, 01/25/20	583	582
3.75%, 01/25/20	4,678	4,667
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19	6,013	5,981
MPG Holdco I Inc. Term Loan B, 3.75%, 10/10/21	1,918	1,904
MTR Gaming Group Inc. Term Loan, 4.25%, 07/15/22	1,450	1,446

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Neiman Marcus Group Inc. Term Loan, 4.25%, 10/25/20	9,838	9,616
Numericable U.S. LLC Term Loan B, 4.00%, 07/27/22	2,760	2,703
Numericable U.S. LLC Term Loan B-1, 4.50%, 04/25/20	4,260	4,230
Numericable U.S. LLC Term Loan B-2, 4.50%, 04/25/20	3,685	3,659
Party City Holdings Inc. Term Loan B
4.25%, 08/06/22	99	99
4.25%, 08/06/22	74	74
4.25%, 08/06/22	1,804	1,799
4.25%, 08/06/22	198	197
4.25%, 08/06/22	173	173
Peninsula Gaming LLC Term Loan B, 4.25%, 11/20/17	2,910	2,901
PETCO Animal Supplies Inc. New Term Loan, 4.00%, 11/24/17	5,650	5,640
Petsmart Inc. Covenant-Lite Term Loan B, 4.25%, 03/10/22	10,529	10,502
Pinnacle Entertainment Inc. Term Loan B-2, 3.75%, 08/04/20	1,350	1,348
Polymer Group Inc. Additional Term Loan, 5.25%, 12/19/19	4,951	4,948
Quebecor Media Inc. Term Loan B-1, 3.25%, 07/29/20	3,920	3,810
Regal Cinemas Corp. Term Loan B
3.75%, 12/15/21	1,119	1,119
3.75%, 12/15/21	2,503	2,503
Sabre Inc. Term Loan B, 4.00%, 02/19/19	3,088	3,073
Sabre Inc. Term Loan B-2, 4.00%, 02/19/19	2,940	2,931
Scientific Games Corp. Term Loan
6.00%, 06/14/20	703	693
6.00%, 06/14/20	5,479	5,402
6.00%, 06/14/20	5,381	5,306
6.00%, 06/14/20	131	129
6.00%, 06/14/20	98	97
Scientific Games International Inc. Term Loan, 6.00%, 09/17/21	1,489	1,468
Seaworld Parks & Entertainment Inc. Term Loan B-2, 3.00%, 05/14/20	2,833	2,695
SeaWorld Parks & Entertainment Inc. Term Loan B-3, 4.00%, 05/14/20	1,919	1,888
Seminole Hard Rock Entertainment Inc. Term Loan, 3.50%, 05/15/20 (f)	817	800
ServiceMaster Co. LLC Term Loan, 4.25%, 06/27/21	8,818	8,798
Sinclair Television Group Inc. Incremental Term Loan B, 3.50%, 07/30/21	748	741
Sinclair Television Group Inc. Term Loan B
3.00%, 04/09/20	403	396
3.00%, 04/19/20	1,335	1,314
3.00%, 04/19/20	2,150	2,116
SRAM LLC Term Loan
4.00%, 04/10/20	85	80
4.00%, 04/10/20	2,748	2,590
4.00%, 04/10/20	584	550
Station GVR Acquisition LLC Term Loan B, 4.25%, 03/01/20	6,520	6,503
Tempur-Pedic International Inc. Term Loan B, 3.50%, 12/31/19	681	681
TI Group Automotive Systems Term Loan, 4.50%, 06/25/22	3,600	3,546
Travelport Finance S.A.R.L. Term Loan, 5.75%, 08/15/21	3,474	3,454
Tribune Media Co. Term Loan, 3.75%, 12/27/20	5,985	5,928
TWCC Holding Corp. Term Loan B-1, 5.75%, 02/11/20	2,623	2,604
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/01/20	9,657	9,586
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/01/20	8,938	8,873
USI Inc. Term Loan, 4.25%, 12/27/19	3,864	3,819
Varsity Brands Holding Co. Inc. Term Loan, 5.00%, 12/10/21	968	970
Visant Holding Corp. Term Loan, 7.00%, 08/15/21	4,650	4,270
WASH Multifamily Acquisition Inc. 1st Lien Term Loan, 4.25%, 05/15/22 (f)	1,915	1,886
WASH Multifamily Laundry Systems Term Loan, 4.25%, 05/13/22 (f)	335	330
WaveDivision Holdings LLC Term Loan, 4.00%, 08/08/19	4,120	4,108
Weather Co. Term Loan
7.00%, 12/21/20	2,016	1,874
7.00%, 12/21/20	984	915
Weight Watchers International Inc. Initial Term Loan B-2, 4.00%, 04/02/20	3,850	2,094
WideOpenWest Finance LLC US Term Loan B, 4.50%, 04/01/19	6,616	6,545
WMG Acquisition Corp. Refinancing Term Loan, 3.75%, 07/06/20	4,935	4,833
Ziggo BV Term Loan B-1
3.50%, 01/15/22	510	500
3.50%, 01/15/22	2,448	2,401
Ziggo BV Term Loan B-2, 3.50%, 01/15/22	1,906	1,869
Ziggo BV Term Loan B-3, 3.50%, 01/15/22	3,135	3,074
		430,773
CONSUMER STAPLES - 4.4%
Albertson’s LLC Delayed Draw Term Loan, 5.38%, 03/21/19	3,000	2,999
Albertson’s LLC Term Loan B-2, 5.38%, 05/21/19	3,258	3,257
Albertsons LLC Term Loan B-4, 5.50%, 08/10/21	4,467	4,464
BJ’s Wholesale Club Inc. Term Loan B, 4.50%, 11/01/19	7,382	7,301
D.E. Master Blenders Term Loan, 4.25%, 07/02/21	1,000	999
Del Monte 1st Lien Term Loan
4.25%, 01/26/21	1,958	1,851
5.50%, 01/26/21	12	11
Del Monte 2nd Lien Term Loan, 8.25%, 07/26/21	500	443
Dole Food Co. Inc. New Term Loan B
4.50%, 10/25/18	418	417
4.50%, 10/25/18	184	183
4.50%, 10/25/18	573	571
4.50%, 10/25/18	573	571
4.50%, 10/25/18	573	571
4.50%, 10/25/18	573	571
4.50%, 10/25/18	573	571
4.50%, 10/25/18	573	571
Hearthside Group Holdings LLC 1st Lien Term Loan, 4.50%, 04/23/21	1,876	1,862
Hostess Brands Inc. Term Loan, 4.50%, 07/29/22	2,760	2,761
JBS USA LLC Incremental Term Loan, 3.75%, 09/22/20	2,948	2,930
JBS USA LLC Term Loan, 1.50%, 08/18/22	5,284	5,282
Portillo’s Holdings, LLC 1st Lien Term Loan, 4.75%, 08/01/21	2,970	2,940

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Reynolds Group Holdings Inc. New Dollar Term Loan, 4.50%, 12/26/18	2,825	2,824
Reynolds Group Holdings Inc. Term Loan
4.50%, 12/26/18	1,716	1,715
4.50%, 12/26/18	3,329	3,328
Rite Aid Corp. 2nd Lien Term Loan, 4.88%, 06/21/21	4,000	4,000
Sun Products Corp. Term Loan B, 5.50%, 03/23/20	2,912	2,735
SUPERVALU Inc. New Term Loan, 4.50%, 03/21/19	5,857	5,860
U.S. Foodservice Inc. Term Loan, 4.50%, 03/31/19	6,843	6,830
		68,418
ENERGY - 4.6%
Alpha Natural Resources Inc. Term Loan B, 3.50%, 05/25/20 (c) (d)	2,933	1,277
Astoria Energy LLC Term Loan B, 5.00%, 12/18/21	3,427	3,404
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan, 8.75%, 04/02/21	2,800	1,974
Chief Exploration & Development LLC 2nd Lien Term Loan, 7.50%, 05/12/21	700	575
Citgo Holding Inc. Term Loan B, 9.50%, 05/09/18	5,144	5,058
Citgo Petroleum Corp. Term Loan B, 4.50%, 07/23/21	960	952
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	5,116	2,997
Eco Services Operations LLC Term Loan, 4.75%, 10/09/21	2,481	2,469
Emerald Performance Materials, LLC 2nd Lien Term Loan, 7.75%, 07/23/22	900	889
Energy Future Intermediate Holding Co. LLC Term Loan
0.00%, 06/10/16 (z)	5,000	4,981
4.25%, 06/10/16	2,500	2,491
Energy Transfer Equity LP 1st Lien Term Loan, 3.25%, 11/15/19	5,000	4,816
Energy Transfer Equity LP New Term Loan, 4.00%, 12/02/19	1,673	1,644
EP Energy LLC Incremental Term Loan, 4.50%, 04/24/19	1,481	1,415
Fieldwood Energy LLC 1st Lien Term Loan
0.00%, 09/28/18 (z)	—	—
3.88%, 09/28/18	2,027	1,713
3.88%, 09/28/18	103	87
3.88%, 09/28/18	615	520
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20	5,100	1,402
Floatel International Ltd. Term Loan, 6.00%, 05/22/20	2,955	1,899
Jonah Energy LLC 2nd Lien Term Loan, 7.50%, 05/07/21 (f)	2,300	1,840
MRC Global Inc. New Term Loan, 4.75%, 11/14/19	1,995	1,943
Ocean Rig UDW Inc. Term Loan, 5.50%, 07/18/21	4,465	2,958
Oxbow Carbon LLC 2nd Lien Term Loan, 8.00%, 01/19/20	1,000	917
Oxbow Carbon LLC Term Loan B, 4.25%, 07/19/19	2,663	2,592
Pacific Drilling SA Term Loan, 4.50%, 06/03/18	3,910	2,303
Peabody Energy Corp. Term Loan, 4.25%, 09/20/20	4,900	3,489
Quicksilver Resources Inc. 2nd Lien Term Loan, 7.00%, 06/21/19 (c) (d)	4,000	1,528
Samson Investment Co. Term Loan 1, 5.00%, 09/25/18	4,350	603
Seadrill Ltd. Term Loan B, 4.00%, 02/12/21	7,744	4,672
Sheridan Production Partners I-A LP Term Loan B-2, 4.25%, 10/05/19	424	315
Sheridan Production Partners I-M LP Term Loan B-2, 4.25%, 10/05/19	259	192
TPF Generation Holdings, LLC Term Loan, 5.50%, 09/26/21	1,972	1,969
Vantage Delware Holdings LLC Term Loan, 5.75%, 03/28/19	1,950	616
Western Refining Inc. Term Loan B, 4.25%, 11/25/20	2,948	2,931
Wheelabrator Technologies Inc. Term Loan
5.00%, 10/15/21	3,327	3,255
5.00%, 10/15/21	148	144
		72,830
FINANCIALS - 6.7%
Acrisure LLC Delayed Draw Term Loan, 5.25%, 05/13/22 (f)	178	172
Acrisure LLC Term Loan B, 5.25%, 05/13/22 (f)	1,622	1,569
AlixPartners LLP 1st Lien Term Loan, 4.50%, 07/22/22	4,600	4,581
Alliant Holdings I LP 1st Lien Term Loan, 4.50%, 07/27/22	2,753	2,714
Altice Financing SA 1st Lien Term Loan B, 5.25%, 01/29/22	998	991
AmWINS Group Inc. Term Loan
5.25%, 09/06/19	1,091	1,093
5.25%, 09/06/19	2,405	2,410
Asurion LLC 2nd Lien Term Loan
8.50%, 03/03/21	727	652
8.50%, 03/03/21	193	173
Asurion LLC Incremental Term Loan, 4.25%, 06/20/20	1,876	1,755
Asurion LLC Term Loan, 5.00%, 05/24/19	3,116	2,967
Asurion LLC Term Loan B-4, 5.00%, 07/29/22	6,843	6,455
BATS Global Markets Inc. Term Loan B, 5.75%, 02/19/20	852	854
Capital Automotive LP 2nd Lien Term Loan, 6.00%, 04/25/20	3,250	3,264
Capital Automotive LP Term Loan B, 4.00%, 04/19/19	3,198	3,190
Communications Sales & Leasing Inc. Term Loan B
5.00%, 10/20/22	1,815	1,700
5.00%, 10/20/22	1,712	1,603
5.00%, 10/20/22	173	162
DTZ US Borrower LLC Term Loan B, 0.00%, 11/04/21 (z)	9,186	9,080
Duff & Phelps Corp. 1st Lien Term Loan, 4.75%, 04/23/20	920	914
Endo Luxembourg Finance Term Loan B, 0.00%, 06/24/22 (z)	2,520	2,510
Everest Acquisition LLC Term Loan B-3, 3.50%, 05/24/18	333	310
Guggenheim Partners Investment Management Holdings LLC Initial Term Loan, 4.25%, 07/17/20	2,547	2,546
Harbourvest Partners LP Extended Term Loan, 3.25%, 02/04/21	1,201	1,195
HUB International Ltd. Term Loan B, 4.00%, 09/17/20	7,900	7,710
INEOS Finance Plc Term Loan, 4.25%, 03/31/22	1,791	1,735
INEOS US Finance LLC New Term Loan, 3.75%, 05/14/18	8,490	8,290

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
LPL Holdings Inc. Incremental Term Loan B, 3.25%, 03/29/19	3,890	3,842
National Financial Partners Corp. Term Loan B, 4.50%, 07/01/20	4,179	4,106
Realogy Corp. Extended Term Loan, 4.40%, 10/10/16	33	33
Realogy Corp. Term Loan, 3.75%, 03/05/20	7,943	7,918
Sheridan Investment Partners I LLC Term Loan B-2, 4.25%, 10/05/19	3,199	2,376
Sheridan Production Partners II LP Term Loan, 4.25%, 12/16/20	1,646	1,223
Sheridan Production Partners II LP Term Loan A, 4.25%, 12/16/20	229	170
Sheridan Production Partners II LP Term Loan M, 4.25%, 12/16/20	85	64
Stena AB Term Loan
4.00%, 02/24/21	2,425	2,043
4.00%, 02/24/21	2,500	2,106
Sterigenics-Nordion Holdings LLC Term Loan, 4.25%, 05/15/22	4,200	4,166
TCW Group Inc. Term Loan, 3.00%, 02/06/20 (f)	1,268	1,242
Toys R Us Property Co. I LLC Term Loan, 6.00%, 08/21/19	1,234	1,123
Walter Investment Management Corp. Term Loan, 4.75%, 12/19/20	4,278	3,950
		104,957
HEALTH CARE - 10.4%
Accellent Inc. 1st Lien Term Loan, 4.50%, 02/21/21	3,950	3,941
Akorn Inc. Incremental Term Loan, 4.50%, 04/16/21	2,000	1,990
Akorn Inc. Term Loan B, 4.50%, 11/13/20	968	963
Alere Inc. Term Loan B, 4.25%, 06/10/22	4,040	4,036
Alliance HealthCare Services Inc. Term Loan
4.25%, 06/03/19	572	568
4.25%, 06/03/19	143	142
4.25%, 06/03/19	469	465
4.25%, 06/03/19	500	497
4.25%, 06/03/19	396	393
4.25%, 06/03/19	465	461
4.25%, 06/03/19	357	355
Amneal Pharmaceuticals LLC Term Loan B, 4.50%, 11/01/19	3,635	3,626
Amsurg Corp. Term Loan B, 3.75%, 07/08/21	1,027	1,026
ATI Holdings Inc. 1st Lien Term Loan
5.25%, 12/20/19	495	496
5.25%, 02/01/20	969	970
Aveta Inc. Term Loan
9.75%, 10/23/17	687	509
9.75%, 10/23/17	500	370
BPA Laboratories Inc. Term Loan
2.79%, 07/03/17	1,028	834
2.79%, 07/13/17	894	702
Capsugel Holdings US Inc. Incremental Term Loan, 3.50%, 08/01/18	2,211	2,202
CareCore National LLC Term Loan, 5.50%, 02/12/21	1,963	1,835
Catalent Pharma Solutions Inc. Term Loan, 4.25%, 05/08/21	5,940	5,933
CHG Healthcare Term Loan
0.00%, 11/19/19 (z)	2	2
4.25%, 11/19/19	756	754
4.25%, 11/19/19	1,937	1,930
Community Health 1st Lien Term Loan H-1, 4.00%, 01/27/21	4,292	4,291
Community Health Systems Inc. Term Loan G, 3.75%, 12/14/19	3,330	3,323
Concentra Inc. Term Loan, 4.00%, 05/09/22	2,700	2,692
Concordia Healthcare Corp. Term Loan B, 4.75%, 04/17/22	1,001	999
Convatec Inc. Dollar Term Loan, 4.25%, 12/22/16	2,635	2,625
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21	4,366	4,354
DJO Finance LLC Term Loan B, 4.25%, 06/27/20	1,800	1,792
Emdeon Business Services LLC Term Loan
3.75%, 11/17/18	1,749	1,737
3.75%, 11/17/18	152	151
3.75%, 11/17/18	1,055	1,048
3.75%, 11/17/18	632	627
3.75%, 11/17/18	2,880	2,861
Emergency Medical Services Corp. Term Loan
4.00%, 05/05/18	2,683	2,680
4.00%, 05/05/18	1,249	1,248
4.00%, 05/05/18	285	284
Healogics Inc. 1st Lien Term Loan, 5.25%, 07/01/21	1,393	1,384
IASIS Healthcare LLC Term Loan B, 4.50%, 02/20/20	3,854	3,852
IMS Health Inc. New Term Loan B
3.50%, 03/17/21	3,048	3,031
3.50%, 03/17/21	3,635	3,614
3.50%, 03/17/21	961	956
Kindred Healthcare Inc. New Term Loan B, 4.25%, 04/09/21	3,943	3,921
Kinetic Concepts Inc. Term Loan E, 4.50%, 05/04/18	6,606	6,584
Mallinckrodt International Finance S.A. Term Loan B, 3.25%, 03/14/21	4,452	4,363
Multiplan Inc. Term Loan, 3.75%, 03/21/21	11,547	11,394
National Surgical Hospitals Inc. Delayed Draw Term Loan, 4.50%, 05/14/22	62	61
National Surgical Hospitals Inc. Term Loan B, 4.50%, 05/14/22	387	386
NBTY Inc. Term Loan
3.50%, 10/01/17	1,655	1,641
3.50%, 10/01/17	197	196
3.50%, 10/01/17	132	131
One Call Medical Inc. 1st Lien Term Loan, 5.00%, 11/20/20	4,956	4,847
Onex Carestream Finance LP 1st Lien Term Loan, 5.00%, 06/07/19	5,020	4,799
Onex Carestream Finance LP Term Loan, 9.50%, 12/05/19	1,879	1,802
Ortho-Clinical Diagnostics Inc. 1st Lien Term Loan
4.75%, 06/30/21	2,161	2,117
4.75%, 06/30/21	3,271	3,205
Patheon Inc. Term Loan, 4.25%, 03/11/21	5,945	5,830
Pharmaceutical Product Development Inc. Term Loan, 4.25%, 08/05/22	1,835	1,812
Pharmaceutical Product Development Inc. Term Loan B, 0.00%, 08/05/22 (z)	3,220	3,179
Prestige Brands Inc. Term Loan, 3.50%, 09/03/21	2,394	2,390
Quintiles Transnational Corp. Term Loan B, 3.25%, 05/12/22	1,800	1,797
Radnet Management Inc. Add-On Term Loan, 4.25%, 10/12/18	2,620	2,605
Select Medical Corp. Term Loan E, 3.75%, 06/01/18	904	901

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Siemens Audiology Solutions Term Loan, 4.25%, 01/14/22	2,693	2,685
Surgical Care Affiliates Inc. Term Loan B, 4.25%, 03/17/22	2,489	2,480
U.S. Renal Care Inc. Term Loan B-2, 4.25%, 07/03/19	5,148	5,133
Valeant Pharmaceuticals International Inc. Term Loan
3.50%, 12/11/19	853	839
4.00%, 03/13/22	2,737	2,706
4.00%, 03/13/22	3,542	3,502
Valeant Pharmaceuticals International Inc. Term Loan B, 3.75%, 07/08/20	2,787	2,742
		162,597
INDUSTRIALS - 11.5%
ADS Waste Holdings Inc. Term Loan B-2, 3.75%, 10/09/19	6,644	6,538
Affinia Group Inc. Term Loan B-2, 4.75%, 04/12/20	391	390
Air Medical Group Holdings Inc. 1st Lien Term Loan, 4.50%, 04/14/22	3,641	3,590
Allflex Holdings Inc. Term Loan, 4.25%, 06/15/20	2,940	2,896
American Airlines Inc. Term Loan, 3.25%, 06/27/20	4,913	4,858
American Builders & Contractors Supply Co. Inc. Term Loan, 3.50%, 04/15/20	2,940	2,913
Ameriforge Group Inc. 1st Lien Term Loan, 5.00%, 12/19/19	2,442	1,666
Ameriforge Group Inc. 2nd Lien Term Loan, 8.75%, 12/19/20	500	288
BakerCorp Replacement Term Loan, 4.25%, 02/20/20	2,925	2,779
Brand Energy & Infrastructure Services Inc. Term, 4.75%, 11/21/20	3,692	3,332
Brickman Group Holdings Inc. Term Loan, 4.00%, 12/15/20	8,388	8,246
Builders FirstSource Inc. Term Loan B, 6.00%, 07/31/22	4,600	4,557
Capsugel Holdings US Inc. Term Loan, 3.50%, 08/01/18	446	445
Custom Sensors & Technologies 1st Lien Term Loan, 4.50%, 06/18/21	495	493
Dematic SA Term Loan, 4.25%, 12/28/19	3,848	3,834
DuPont Performance Coatings Inc. Term Loan, 3.75%, 02/03/20	7,355	7,283
Emerald Expositions Holdings Inc. Term Loan, 4.75%, 06/17/20	1,675	1,667
Ennis-Flint Term Loan, 4.25%, 03/31/21	2,955	2,889
Evertec Group LLC Term Loan B, 3.50%, 04/25/20	2,940	2,839
Filtration Group Corp. 1st Lien Term Loan, 4.25%, 11/14/20	3,915	3,909
Filtration Group Corp. 2nd Lien Term Loan, 8.25%, 11/14/21	253	252
FleetPride Inc. 1st Lien Term Loan, 5.25%, 11/19/19	1,892	1,823
Gardner Denver Inc. Dollar Term Loan, 4.25%, 07/31/20	5,868	5,519
Gates Global LLC US Term Loan, 4.25%, 06/12/21	4,245	4,015
Generac Power Systems Inc. New Term Loan, 3.25%, 05/12/20	6,488	6,261
Hamilton Sundstrand Corp. Term Loan, 4.00%, 12/13/19	3,385	3,078
Harbor Freight Tools USA Inc. New Term Loan, 4.75%, 07/26/19	938	941
Hertz Corp. New Term Loan, 3.00%, 03/11/18	2,298	2,259
Husky Injection Molding Systems Ltd. 1st Lien Term Loan, 4.25%, 06/25/21	3,500	3,447
Husky Injection Molding Systems Ltd. Term Loan, 4.25%, 06/25/21	1,910	1,881
Interactive Data Corp. Term Loan, 4.75%, 04/30/21	4,639	4,620
International Lease Finance Co. New Term Loan, 3.50%, 06/30/17	667	666
Kenan Advantage Group Inc. Term Loan
4.00%, 07/22/22	1,892	1,886
4.00%, 07/31/22	604	602
Landmark Aviation 1st Lien Term Loan, 4.75%, 10/25/19	898	890
Landmark Aviation Term Loan
4.75%, 10/25/19	685	679
4.75%, 10/25/19	80	79
Leighton Services Term Loan, 5.50%, 05/21/22	1,181	1,184
Lineage Logistics Holdings LLC 1st Lien Term Loan, 4.50%, 04/14/21	3,940	3,787
Milacron LLC Term Loan B, 4.50%, 09/28/20	1,783	1,778
Navistar Inc. Term Loan B, 6.50%, 08/06/20	1,800	1,755
Novelis Inc. Term Loan B, 4.00%, 06/05/22	7,460	7,330
On Assignment Inc. Term Loan, 3.75%, 06/01/22	1,676	1,673
OSG Bulk Ships Inc. Term Loan, 5.25%, 07/22/19	593	586
Otter Products LLC Term Loan, 5.75%, 05/30/20	1,827	1,778
Paragon Offshore Finance Co. Term Loan, 3.75%, 07/18/21	1,191	469
Ply Gem Industries Inc. Term Loan, 4.00%, 01/30/21	985	973
PODS 1st Lien Term Loan, 5.25%, 01/28/22	1,208	1,193
Protection One Inc. Term Loan, 5.00%, 06/18/21	2,700	2,698
RBS Global Inc. and Rexnord Corp. Term Loan B
4.00%, 08/23/20	9,833	9,733
4.00%, 08/23/20	506	501
Sedgwick CMS Holdings Inc. 1st Lien Term Loan, 3.75%, 02/11/21	5,910	5,812
Southwire LLC Term Loan, 3.00%, 02/11/21	2,923	2,850
Standard Aero Inc. Term Loan, 5.25%, 06/25/22	3,600	3,600
Summit Materials LLC Term Loan B, 4.25%, 06/25/22	2,711	2,701
TNT Crane & Rigging, Inc. 1st Lien Term Loan, 5.50%, 11/27/20 (f)	1,629	1,474
TransDigm Group Inc. Term Loan E, 3.50%, 05/13/22	2,090	2,056
TransDigm Inc. Term Loan C, 3.75%, 02/28/20	6,225	6,141
TransUnion LLC Term Loan, 3.75%, 04/09/21	4,925	4,870
U.S. Airways Inc. Term Loan B-1, 3.50%, 05/23/19	4,900	4,876
Unifrax I LLC New Term Loan, 4.25%, 11/28/18	1,364	1,352
United Air Lines Inc. Term Loan, 3.25%, 04/01/19	3,910	3,891
WTG Holdings III Corp. 2nd Lien Term Loan, 8.50%, 01/10/22 (f)	500	487
		179,858
INFORMATION TECHNOLOGY - 9.6%
Ancestry.com Inc. Term Loan B, 5.00%, 08/17/22	3,680	3,648
Applied Systems Inc. 1st Lien Term Loan, 4.25%, 01/15/21	955	951
Applied Systems Inc. 2nd Lien Term Loan, 7.50%, 01/15/22	1,000	989

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Avaya Inc. Term Loan B-7, 6.25%, 04/30/20	7,335	5,730
Blue Coat Systems Inc. Term Loan, 4.50%, 05/19/22	3,000	2,974
BMC Software Finance Inc. Term Loan, 5.00%, 08/15/20	5,728	5,193
CCC Information Services Inc. Term Loan
4.00%, 12/20/19	906	900
4.00%, 12/20/19	24	24
4.00%, 12/20/19	993	985
CDW LLC Incremental Term Loan, 3.25%, 04/24/20	970	960
CDW LLC Term Loan, 3.25%, 04/24/20	8,775	8,689
CommScope Inc. Incremental Term Loan B, 3.75%, 05/27/22	2,650	2,644
Compucom Systems Inc. Term Loan B, 4.25%, 05/07/20	1,316	1,053
Dell Inc. Term Loan B-2, 4.00%, 04/29/20	10,840	10,779
Electronic Funds Source LLC Term Loan, 5.50%, 05/29/21	56	55
Electronic Funds Source Term Loan, 5.50%, 05/29/21	1,425	1,392
First Data Corp. Extended Term Loan, 4.20%, 03/24/21	1,129	1,126
First Data Corp. Replacement Term Loan, 3.70%, 03/24/18	10,697	10,600
First Data Corp. Term Loan B, 3.70%, 09/24/18	1,000	989
Freescale Semiconductor Inc. Extended Term Loan B, 4.25%, 03/01/20	6,838	6,830
Freescale Semiconductor Inc. Term Loan B-5, 5.00%, 01/15/21	960	960
Go Daddy Operating Co. LLC Term Loan, 4.25%, 05/05/21	3,948	3,947
HDS Holding Corp. Term Loan, 3.75%, 08/07/21	4,600	4,578
Infor Inc. Term Loan, 3.75%, 05/23/20	477	461
Informatica Corp. Term Loan B, 4.50%, 08/06/22	2,000	1,986
Ion Trading Technologies S.A.R.L. 1st Lien Term Loan, 4.25%, 06/10/21	2,700	2,668
Kronos Inc. 1st Lien Term Loan, 4.50%, 10/25/19	1,787	1,779
Kronos Inc. Extended Term Loan, 4.50%, 10/30/19	408	406
Lightower Fiber Networks 1st Lien Term Loan B, 4.00%, 04/01/20	5,563	5,452
Micro Focus Group Ltd. Term Loan, 5.25%, 10/07/21	2,640	2,635
Microsemi Corp. Term Loan, 3.25%, 02/19/20	2,632	2,619
Misys Plc Term Loan, 5.00%, 12/01/18	2,575	2,575
Mitel US Holdings Inc. Term Loan B, 5.00%, 05/15/22	2,693	2,671
Presidio 1st Lien Term Loan, 5.25%, 02/02/22	2,564	2,555
Riverbed Technology Inc. 1st Lien Term Loan, 6.00%, 02/25/22	2,239	2,239
Rovi Corp. Term Loan, 3.75%, 07/02/21	2,475	2,416
Skillsoft Corp. 1st Lien Term Loan, 5.75%, 04/22/21	3,960	3,551
Skillsoft Corp. 2nd Lien Term Loan, 9.25%, 04/22/22	1,000	850
SS&C Technologies Term Loan B-1, 4.00%, 06/28/22	4,495	4,498
SS&C Technologies Term Loan B-2, 4.00%, 06/28/22	728	729
Sungard Availability Services Term Loan B, 6.00%, 03/25/19	3,531	2,997
SunGard Data Systems Inc. Term Loan E, 4.00%, 03/08/20	3,459	3,454
SurveyMonkey.com LLC Term Loan, 5.50%, 02/07/19	2,869	2,790
Syniverse Holdings Inc. Term Loan B, 4.00%, 04/23/19	1,939	1,767
Transaction Network Services Inc. Initial Term Loan, 5.00%, 02/14/20	4,108	4,100
Transfirst Holdings Inc. Incremental Term Loan L, 4.75%, 11/12/21	2,425	2,417
Verint Systems Inc. New Term Loan, 3.50%, 09/06/19	1,343	1,339
West Corp. Term Loan B-10, 3.25%, 06/30/18	5,420	5,347
WorldPay Ltd. Term Loan
4.75%, 04/26/19	2,000	1,999
4.50%, 11/17/19	491	490
Zebra Technologies Corp. Term Loan, 4.75%, 10/03/21	6,586	6,616
		149,402
MATERIALS - 9.9%
A. Schulman Holdings S.A.R.L. Term Loan B, 4.00%, 05/11/22	449	447
AI Chem & Cy US AcquiCo Inc. 1st Lien Term Loan, 4.50%, 06/28/19	1,830	1,826
AI Chem & Cy US AcquiCo Inc. Term Loan, 4.50%, 10/03/19	950	947
Anchor Glass Container Corp. Term Loan
4.50%, 06/24/22	160	160
4.50%, 06/24/22	129	129
4.50%, 06/24/22	145	145
Arch Western Finance LLC Term Loan, 6.25%, 05/16/18	6,879	3,869
Ardagh Packaging Group Ltd. Term Loan, 4.00%, 12/17/17	3,660	3,641
Ascend Performance Materials LLC Term Loan B, 6.75%, 04/10/18	1,448	1,306
Axiall Corp. Term Loan, 4.00%, 02/26/22	1,340	1,320
AZ Chem US Inc. 1st Lien Term Loan, 4.50%, 06/10/21	1,354	1,352
AZ Chem US Inc. 2nd Lien Term Loan, 7.50%, 06/10/22	1,000	1,004
Berry Plastics Corp. Term Loan D
3.50%, 02/08/20	9,719	9,620
3.50%, 02/08/20	4	3
Berry Plastics Corp. Term Loan F, 0.00%, 09/16/22 (z)	2,300	2,294
BWAY Holding Co. Term Loan B
5.50%, 08/07/20	4,433	4,414
5.50%, 08/07/20	11	11
Chemours Co. Term Loan B, 3.75%, 05/09/22	2,858	2,501
Chemtura Corp. Term Loan B, 3.50%, 08/29/16	24	24
Consolidated Container Co. LLC Term Loan B
5.00%, 07/03/19	1,353	1,255
5.00%, 07/03/19	592	549
CPG International Inc. Term Loan, 4.75%, 09/30/20	2,948	2,908
Emerald Performance Materials LLC 1st Lien Term Loan, 4.50%, 07/23/21	1,683	1,670
Exopack Holdings SA Term Loan, 4.50%, 04/24/19	611	609
Fairmount Minerals Ltd. Term Loan B-2, 4.50%, 09/05/19	4,900	3,791
Flint Group Holdings Term Loan
4.50%, 05/03/21	2,981	2,936
4.50%, 05/03/21	493	485
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 06/30/19	12,701	10,359
Gemini HDPE LLC Term Loan, 4.75%, 08/04/21	2,671	2,630

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Hanson Building Products Term Loan
6.50%, 03/05/22	3,009	2,979
10.50%, 03/04/23 (f)	540	535
Headwaters Inc. Term Loan B, 4.50%, 03/11/22	750	751
Houghton International Inc. 1st Lien Term Loan, 4.00%, 12/13/19	2,237	2,219
Houghton International Inc. 2nd Lien Term Loan, 9.50%, 12/20/20 (f)	1,000	990
Huntsman International Additional Term Loan
3.75%, 01/31/21	3,907	3,770
3.75%, 01/31/21	83	80
Infor Inc. Term Loan, 3.75%, 06/03/20	7,955	7,689
Klockner-Pentaplast of America Inc. Term Loan
5.00%, 04/22/20	1,887	1,891
5.00%, 04/22/20	806	808
Kranson Industries Inc. Term Loan, 4.00%, 04/30/18	1,837	1,823
Kronos Worldwide Inc. Replacement Term Loan, 4.00%, 02/18/20	988	887
MacDermid Inc. Term Loan, 4.75%, 06/07/20	567	550
Nexeo Solutions LLC Term Loan B-3
5.00%, 09/09/17	927	883
5.00%, 09/09/17	603	575
5.00%, 09/09/17	2,406	2,292
Novolex Holdings Inc. Term Loan, 6.00%, 12/05/21	1,741	1,731
Omnova Solutions Inc. Extended Term Loan, 4.25%, 05/01/18	1,905	1,893
Owens-Illinois Inc. Term Loan, 3.50%, 08/12/22	1,840	1,845
Oxea Finance & Cy SCA Term Loan B, 4.25%, 02/01/20	2,948	2,857
PQ Corp. 1st Lien Term Loan
4.00%, 08/07/17	93	93
4.00%, 08/07/17	5,091	5,066
PrimeSource Building Products Term Loan, 4.50%, 05/01/22	2,700	2,670
Quikrete Holdings Inc. 1st Lien Term Loan, 4.00%, 09/30/20	5,672	5,632
Quikrete Holdings Inc. 2nd Lien Term Loan, 7.00%, 03/30/21	442	442
Schumacher Corp. Term Loan, 0.00%, 07/31/22 (z)	910	905
SIG Combibloc Group AG Term Loan
4.25%, 02/03/22	5,594	5,579
4.25%, 02/03/22	630	628
Signode US Term Loan B
3.75%, 05/08/21	3,181	3,154
3.75%, 05/08/21	1,926	1,909
Solenis International LP 1st Lien Term Loan, 4.25%, 07/02/21	3,317	3,267
Solenis International LP 2nd Lien Term Loan
7.75%, 07/02/22	448	426
7.75%, 07/02/22	902	858
Tank Holding Corp. Term Loan
5.25%, 03/12/22	1,238	1,232
5.25%, 03/12/22	760	756
Tekni-Plex Inc. 1st Lien Term Loan, 4.50%, 04/15/22	2,244	2,233
Trinseo Holding S.A.R.L. Term Loan B, 4.25%, 11/01/21	2,693	2,668
Tronox Inc. Term Loan, 4.25%, 03/22/20	2,694	2,346
Univar Inc. Term Loan B
0.00%, 06/30/17 (z)	—	—
4.25%, 06/25/22	5,850	5,732
4.25%, 06/25/22	5,850	5,732
Wilsonart LLC Incremental Term Loan, 4.00%, 10/31/19	985	971
Wilsonart LLC Term Loan
4.00%, 10/31/19	1,915	1,889
4.00%, 10/31/19	1,990	1,963
		155,404
TELECOMMUNICATION SERVICES - 5.1%
Consolidated Communications Inc. Term Loan B, 4.25%, 12/20/20	3,448	3,430
Genesys Telecom Holdings US Inc. Delayed Draw Term Loan B
4.50%, 11/04/20	543	540
4.50%, 11/04/20	442	440
Genesys Telecom Holdings US Term Loan, 4.00%, 01/25/19	782	774
Global Tel*Link Corp. 1st Lien Term Loan, 5.00%, 05/20/20	2,473	2,418
Global Tel*Link Corp. 2nd Lien Term Loan, 9.00%, 11/20/20	1,000	945
Hargray Communications Group Inc. 1st Lien Term Loan B, 5.25%, 06/24/19	3,180	3,184
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	9,628	9,356
Level 3 Communications Inc. Term Loan, 4.00%, 01/14/20	9,000	8,966
Level 3 Communications Inc. Term Loan B-3, 4.00%, 08/01/19	500	499
Level 3 Financing Inc. Term Loan B-II V2, 3.50%, 05/31/22	2,700	2,675
LTS Buyer LLC 1st Lien Term Loan, 4.00%, 04/13/20	1,273	1,248
Mediacom Broadband LLC Term Loan G, 4.00%, 01/16/20	2,918	2,909
Neptune Finco Corp. Term Loan B, 0.00%, 09/16/22 (z)	9,300	9,240
NTELOS Inc. Extended Term Loan B, 5.75%, 11/09/19	1,661	1,656
SBA Communications Inc. Term Loan, 3.25%, 03/24/21	6,912	6,819
Securus Investment Holdings LLC Term Loan, 4.75%, 04/26/20	2,940	2,840
Syniverse Holdings Inc. Term Loan, 4.00%, 04/23/19	3,400	3,060
Telesat Canada US Term Loan B, 3.50%, 03/26/19	5,809	5,753
Virgin Media Investment Holdings Ltd. Term Loan B-2, 3.50%, 06/07/20	5,615	5,538
Zayo Group LLC Term Loan B, 3.75%, 07/14/19	6,892	6,842
		79,132
UTILITIES - 0.5%
Calpine Corp. Term Loan B, 3.50%, 05/23/22	3,591	3,529
Calpine Corp. Term Loan B-1, 3.00%, 05/03/20	978	951
Calpine Corp. Term Loan B-2, 3.25%, 01/03/22	978	952
Calpine Corp. Term Loan B-3, 4.00%, 10/05/19	485	484
NRG Energy Inc. Refinancing Term Loan B, 0.00%, 07/01/18 (z)	2,000	1,953
		7,869
Total Variable Rate Senior Loan Interests (cost $1,473,005)		1,411,240

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
SHORT TERM INVESTMENTS - 5.9%
Investment Company - 5.9%
State Street Institutional Liquid Reserves Fund, 0.12% (h)	92,526	92,526
Total Short Term Investments (cost $92,526)		92,526
Total Investments - 100.2% (cost $1,633,705)		1,565,889
Other Assets and Liabilities, Net - (0.2%)		(3,882)
Total Net Assets - 100.0%		$1,562,007

JNL/PPM America High Yield Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.9%
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (p) (q)	$9,308	$9,494
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.94%, 06/11/16 (i)	1,000	1,012
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	1,691	1,763
5.50%, 10/29/20	1,878	1,939
Hawaiian Airlines Pass-Through Certificates, 4.95%, 01/15/22	4,901	4,729
United Air Lines Inc. Pass-Through Trust, 4.75%, 04/11/22	3,938	3,938
Total Non-U.S. Government Agency Asset- Backed Securities (cost $22,690)		22,875

CORPORATE BONDS AND NOTES - 78.6%
CONSUMER DISCRETIONARY - 20.8%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (e) (r)	7,389	5,690
Altice SA, 7.75%, 05/15/22 (e) (r)	5,000	4,550
AMC Entertainment Inc., 5.75%, 06/15/25	12,000	11,670
AMC Networks Inc., 4.75%, 12/15/22 (e)	3,000	2,828
American Greetings Corp., 7.38%, 12/01/21	3,934	4,091
Argos Merger Sub Inc., 7.13%, 03/15/23 (e) (r)	6,484	6,557
Aviation Capital Group Corp., 6.75%, 04/06/21 (r)	3,462	3,886
BC Mountain LLC, 7.00%, 02/01/21 (e) (r)	8,779	7,199
Beazer Homes USA Inc.
5.75%, 06/15/19 (e)	3,977	3,728
7.50%, 09/15/21 (e)	14,382	13,771
Boyd Gaming Corp.
9.00%, 07/01/20	4,273	4,541
6.88%, 05/15/23 (e)	3,000	3,045
Caesars Entertainment Operating Co. Inc., 9.00%, 02/15/20 (c) (d) (e)	7,000	5,740
Caesars Entertainment Resort Properties LLC, 11.00%, 10/01/21 (e)	3,000	2,723
CCO Holdings LLC
5.13%, 02/15/23	6,000	5,535
5.38%, 05/01/25 (e) (r)	12,000	10,935
5.88%, 05/01/27 (e) (r)	6,000	5,565
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (e) (r) (y)	4,747	1,816
Churchill Downs Inc., 5.38%, 12/15/21	5,730	5,787
Clear Channel Communications Inc.
14.00%, 02/01/21 (y)	10,798	4,474
9.00%, 03/01/21	6,000	5,002
D.R. Horton Inc., 3.75%, 03/01/19 (e)	5,000	5,031
DISH DBS Corp.
5.13%, 05/01/20 (e)	4,497	4,171
5.00%, 03/15/23	5,000	4,188
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (r)	5,000	5,212
Eldorado Resorts Inc., 7.00%, 08/01/23 (e) (p) (q)	9,286	9,123
Gannett Co. Inc.
4.88%, 09/15/21 (r)	990	970
5.50%, 09/15/24 (e) (r)	2,182	2,122
General Motors Co.
4.88%, 10/02/23	5,000	5,076
4.00%, 04/01/25 (e)	6,000	5,692
Gibson Brands Inc., 8.88%, 08/01/18 (r)	5,418	4,781
GLP Capital LP
4.88%, 11/01/20 (e)	8,108	8,209
5.38%, 11/01/23 (e)	2,424	2,460
Greektown Holdings LLC, 8.88%, 03/15/19 (r)	1,100	1,128
Hilton Worldwide Finance LLC, 5.63%, 10/15/21 (e)	5,000	5,162
iHeartCommunications Inc., 10.63%, 03/15/23	5,000	4,225
International Game Technology Plc
5.63%, 02/15/20 (e) (r)	2,000	1,940
6.25%, 02/15/22 (e) (r)	3,085	2,869
Jarden Corp., 6.13%, 11/15/22 (e)	857	883
Jo-Ann Stores Holdings Inc., 9.75%, 10/15/19 (r) (y)	6,316	5,053
KB Home
7.00%, 12/15/21	1,943	1,948
7.50%, 09/15/22 (e)	4,421	4,498
7.63%, 05/15/23	9,461	9,532
L Brands Inc., 5.63%, 10/15/23 (e)	7,000	7,437
Landry’s Holdings II Inc., 10.25%, 01/01/18 (r)	4,465	4,577
Landry’s Inc., 9.38%, 05/01/20 (r)	6,053	6,454
Levi Strauss & Co., 5.00%, 05/01/25 (e)	1,893	1,855
Limited Brands Inc., 6.63%, 04/01/21	3,000	3,330
LIN Television Corp., 6.38%, 01/15/21 (e)	3,000	3,120
Live Nation Entertainment Inc., 5.38%, 06/15/22 (e) (r)	2,425	2,377
Media General Financing Sub Inc., 5.88%, 11/15/22 (e) (r)	3,000	2,978
Men’s Wearhouse Inc., 7.00%, 07/01/22 (e)	8,785	9,050
MGM Resorts International
11.38%, 03/01/18	2,000	2,290
6.75%, 10/01/20 (e)	4,821	4,978
Michaels Stores Inc., 5.88%, 12/15/20 (e) (r)	3,000	3,128
Mohegan Tribal Gaming Authority, 9.75%, 09/01/21 (e) (r)	6,857	6,977
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	7,626	8,055
NCL Corp. Ltd., 5.25%, 11/15/19 (e) (r)	2,932	2,989
Neiman Marcus Group Ltd. Inc.
8.00%, 10/15/21 (r)	5,000	5,150
8.75%, 10/15/21 (e) (r) (y)	10,000	10,300
New Cotai LLC, 10.63%, 05/01/19 (e) (r) (y)	12,580	10,253
Nielsen Finance LLC, 5.00%, 04/15/22 (e) (r)	5,625	5,442
Palace Entertainment Holdings LLC, 8.88%, 04/15/17 (e) (r)	4,667	4,597
Petco Holdings Inc., 8.50%, 10/15/17 (e) (r) (y)	9,000	9,067
PVH Corp., 4.50%, 12/15/22 (e)	6,807	6,586
Radio Systems Corp., 8.38%, 11/01/19 (r)	900	944
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22 (e)	1,438	1,503
Sally Holdings LLC, 5.50%, 11/01/23	6,085	6,237
Schaeffler Finance BV, 4.25%, 05/15/21 (r)	8,077	7,754
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (r) (y)	4,865	5,017
Scientific Games International Inc.
6.63%, 05/15/21 (e)	15,000	10,800
10.00%, 12/01/22 (e)	10,000	8,700

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (r)	2,135	2,103
Shingle Springs Tribal Gaming Authority, 9.75%, 09/01/21 (r)	8,200	8,569
Sirius XM Radio Inc.
4.63%, 05/15/23 (e) (r)	1,631	1,525
6.00%, 07/15/24 (r)	8,753	8,797
Springs Industries Inc., 6.25%, 06/01/21	2,353	2,329
Starz LLC, 5.00%, 09/15/19	5,000	4,975
Studio City Finance Ltd., 8.50%, 12/01/20 (e) (r)	10,000	9,300
Tempur Sealy International Inc., 5.63%, 10/15/23 (e) (r)	1,496	1,494
Tenneco Inc., 6.88%, 12/15/20 (e)	8,065	8,347
Tops Holding LLC, 8.00%, 06/15/22 (e) (r)	5,333	5,333
Toys R Us Inc., 10.38%, 08/15/17 (e)	8,286	6,442
Unitymedia Hessen GmbH & Co. KG, 5.00%, 01/15/25 (e) (r)	10,135	9,527
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (r)	5,000	4,850
Univision Communications Inc.
5.13%, 05/15/23 (r)	6,000	5,700
5.13%, 02/15/25 (r)	5,263	4,934
Visant Corp., 10.00%, 10/01/17 (e)	5,500	4,496
Wave Holdco LLC, 8.25%, 07/15/19 (r) (y)	5,926	5,778
WideOpenWest Finance LLC
10.25%, 07/15/19 (e)	14,175	14,281
13.38%, 10/15/19	9,475	9,759
WMG Holdings Corp., 13.75%, 10/01/19	3,000	3,188
Wyndham Worldwide Corp., 5.10%, 10/01/25 (e)	10,542	10,692
		507,770
CONSUMER STAPLES - 3.2%
Albertsons Holdings LLC, 7.75%, 10/15/22 (r)	2,652	2,842
BI-LO LLC, 8.63%, 09/15/18 (e) (r) (y)	5,333	4,800
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (r) (y)	6,851	7,039
Constellation Brands Inc.
3.88%, 11/15/19 (e)	2,041	2,082
4.75%, 11/15/24	545	550
Diamond Foods Inc., 7.00%, 03/15/19 (r)	5,000	5,141
Energizer SpinCo Inc., 5.50%, 06/15/25 (e) (r)	4,347	4,233
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (r)	8,517	7,878
HJ Heinz Co., 4.88%, 02/15/25 (e) (r)	2,991	3,193
JBS Investments GmbH, 7.25%, 04/03/24 (e) (r)	9,337	8,987
Post Holdings Inc.
6.00%, 12/15/22 (r)	3,564	3,412
8.00%, 07/15/25 (e) (r)	3,292	3,389
Reynolds Group Issuer Inc., 9.88%, 08/15/19	2,424	2,509
Rite Aid Corp.
9.25%, 03/15/20	3,154	3,351
6.13%, 04/01/23 (e) (r)	4,310	4,278
Spectrum Brands Inc., 5.75%, 07/15/25 (e) (r)	4,762	4,857
Sun Merger Sub Inc.
5.25%, 08/01/18 (r)	611	620
5.88%, 08/01/21 (r)	963	987
Tyson Foods Inc., 4.88%, 08/15/34	2,533	2,582
U.S. Foods Inc., 8.50%, 06/30/19 (e)	5,968	6,177
		78,907
ENERGY - 11.0%
Alpha Natural Resources Inc.
9.75%, 04/15/18 (c) (d)	10,000	375
6.25%, 06/01/21 (c) (d)	10,922	410
Alta Mesa Holdings LP, 9.63%, 10/15/18 (e)	10,632	5,608
American Energy - Woodford LLC, 9.00%, 09/15/22 (r)	5,000	1,450
American Energy Woodford LLC, 12.00%, 12/30/20 (r)	50	21
Arch Coal Inc.
9.88%, 06/15/19	6,857	549
7.25%, 06/15/21	9,090	545
Atlas Energy Holdings Operating Co. LLC, 9.25%, 08/15/21	8,161	3,428
Blue Racer Midstream LLC, 6.13%, 11/15/22 (e) (r)	2,000	1,900
BreitBurn Energy Partners LP
8.63%, 10/15/20 (e)	1,000	440
7.88%, 04/15/22 (e)	9,745	3,484
California Resources Corp.
5.50%, 09/15/21 (e)	11,599	7,075
6.00%, 11/15/24 (e)	9,226	5,536
Calumet Specialty Products Partners LP
6.50%, 04/15/21	10,000	9,000
7.63%, 01/15/22	4,000	3,720
7.75%, 04/15/23 (r)	6,000	5,509
Carrizo Oil & Gas Inc.
7.50%, 09/15/20 (e)	5,500	5,142
6.25%, 04/15/23	491	431
Chaparral Energy Inc.
9.88%, 10/01/20 (e)	4,136	1,292
8.25%, 09/01/21 (e)	3,000	913
7.63%, 11/15/22 (e)	21,350	6,298
Chesapeake Energy Corp., 4.88%, 04/15/22 (e)	7,000	4,567
Citgo Holding Inc., 10.75%, 02/15/20 (e) (r)	14,690	14,213
Concho Resources Inc., 5.50%, 04/01/23	2,000	1,900
DCP Midstream LLC, 5.85%, 05/21/43 (i) (r)	8,401	6,721
Energy Transfer Partners LP
4.05%, 03/15/25 (e)	2,396	2,108
4.90%, 03/15/35	10,000	8,081
5.15%, 03/15/45	4,322	3,373
Energy XXI Gulf Coast Inc.
7.50%, 12/15/21 (e)	6,087	791
6.88%, 03/15/24 (e)	6,494	1,120
EnQuest Plc, 7.00%, 04/15/22 (e) (r)	17,010	10,546
EP Energy LLC
9.38%, 05/01/20 (e)	7,967	6,852
6.38%, 06/15/23	6,239	4,617
Exterran Partners LP
6.00%, 04/01/21	2,927	2,473
6.00%, 10/01/22	3,500	2,931
Halcon Resources Corp.
8.63%, 02/01/20 (e) (r)	2,661	2,212
9.75%, 07/15/20 (e)	10,017	3,406
8.88%, 05/15/21 (e)	7,000	2,100
Ithaca Energy Inc., 8.13%, 07/01/19 (e) (r)	16,602	12,202
Kosmos Energy Ltd., 7.88%, 08/01/21 (r)	4,000	3,400
Legacy Reserves LP, 8.00%, 12/01/20	9,917	7,140
Linn Energy LLC
8.63%, 04/15/20 (e)	4,618	1,235
7.75%, 02/01/21	10,500	2,415
6.50%, 09/15/21	5,000	1,037
MarkWest Energy Partners LP, 4.88%, 06/01/25	898	826
Midstates Petroleum Co. Inc., 9.25%, 06/01/21 (e)	3,723	745
Noble Energy Inc., 5.88%, 06/01/22 (e)	12,341	12,318
Northern Oil and Gas Inc., 8.00%, 06/01/20	6,733	5,008
Offshore Group Investment Ltd., 7.13%, 04/01/23 (e)	8,119	2,598
Oneok Inc., 7.50%, 09/01/23 (e)	10,000	9,631

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Parker Drilling Co.
7.50%, 08/01/20	3,419	2,804
6.75%, 07/15/22 (e)	2,351	1,834
PBF Logistics LP, 6.88%, 05/15/23 (e) (r)	5,172	4,487
Petroplus Finance Ltd., 9.38%, 09/15/19 (c) (d) (r)	2,179	774
Quicksilver Resources Inc., 11.00%, 07/01/21 (c) (d)	14,000	901
Range Resources Corp., 4.88%, 05/15/25 (e) (r)	5,000	4,450
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	2,730	2,430
SandRidge Energy Inc., 8.13%, 10/15/22	3,889	836
Seadrill Ltd., 6.13%, 09/15/17 (e) (k) (r)	4,000	3,080
Stone Energy Corp., 7.50%, 11/15/22 (e)	11,418	7,079
SunCoke Energy Partners LP, 7.38%, 02/01/20 (r)	5,455	4,827
Targa Resources Partners LP, 6.75%, 03/15/24 (e) (r)	5,000	4,775
Tesoro Corp., 5.13%, 04/01/24 (e)	2,947	2,888
Tesoro Logistics LP
5.50%, 10/15/19 (r)	1,231	1,206
6.25%, 10/15/22 (r)	6,000	5,850
Transocean Inc.
6.88%, 12/15/21 (e) (l)	8,000	5,940
4.30%, 10/15/22 (e) (l)	6,625	4,091
7.50%, 04/15/31 (e)	7,000	4,515
WPX Energy Inc.
7.50%, 08/01/20 (e)	3,182	2,912
8.25%, 08/01/23 (e)	4,988	4,527
		269,898
FINANCIALS - 10.7%
Abengoa Finance SAU, 7.75%, 02/01/20 (e) (r)	1,668	678
AerCap Ireland Capital Ltd., 3.75%, 05/15/19 (e)	5,000	4,913
Ally Financial Inc.
3.60%, 05/21/18	5,000	4,944
3.75%, 11/18/19 (e)	7,000	6,860
4.13%, 03/30/20 (e)	7,000	6,926
4.63%, 05/19/22	5,000	4,919
4.63%, 03/30/25 (e)	5,000	4,725
Alphabet Holding Co. Inc., 7.75%, 11/01/17 (e) (y)	5,111	4,970
Altice Financing SA
7.88%, 12/15/19 (r)	4,101	4,245
6.63%, 02/15/23 (e) (r)	2,000	1,920
Barclays Plc, 8.25%, (callable at 100 beginning 12/15/18) (m)	13,000	13,540
BNP Paribas SA, 7.37%, (callable at 100 beginning 08/19/25) (e) (m) (r)	2,894	2,912
CIT Group Inc., 3.88%, 02/19/19 (e)	7,000	6,961
CNH Industrial Capital LLC, 3.88%, 07/16/18 (r)	5,679	5,565
CommScope Technologies Finance LLC, 6.00%, 06/15/25 (r)	6,726	6,453
Denver Parent Corp., 12.25%, 08/15/18 (y)	7,851	196
ESH Hospitality Inc., 5.25%, 05/01/25 (r)	2,419	2,377
Ford Motor Credit Co. LLC, 4.13%, 08/04/25 (e)	5,000	4,979
Forestar USA Real Estate Group Inc., 8.50%, 06/01/22 (e) (r)	2,500	2,588
General Motors Financial Co. Inc., 4.00%, 01/15/25	7,000	6,632
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (e) (m)	12,559	12,269
5.15%, 05/22/45	6,000	5,893
HSBC Holdings Plc
6.37% (callable at 100 beginning 09/17/24) (e) (m) (v)	4,952	4,735
6.37% (callable at 100 beginning 03/30/25) (e) (m)	10,361	9,882
International Lease Finance Corp.
8.25%, 12/15/20	3,003	3,514
4.63%, 04/15/21 (e)	9,897	9,946
8.63%, 01/15/22	3,000	3,615
Janus Capital Group Inc., 4.88%, 08/01/25	20	21
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (e) (m)	15,000	14,737
7.90% (callable at 100 beginning 04/30/18) (m)	1,464	1,520
Liberty Mutual Group Inc., 4.95%, 05/01/22 (e) (r)	4,000	4,325
Morgan Stanley, 5.55%, (callable at 100 beginning 07/15/20) (e) (m)	5,327	5,247
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (i)	7,000	6,940
Navient Corp., 5.88%, 03/25/21	5,000	4,203
Opal Acquisition Inc., 8.88%, 12/15/21 (r)	6,000	5,647
Royal Bank of Scotland Group Plc
7.50% (callable at 100 beginning 08/10/20) (e) (m) (v)	8,929	8,909
8.00% (callable at 100 beginning 08/10/25) (e) (m) (v)	5,422	5,463
6.13%, 12/15/22 (e)	2,550	2,752
5.13%, 05/28/24 (e)	10,000	10,083
SLM Corp., 4.88%, 06/17/19 (e)	6,000	5,460
Stena AB, 7.00%, 02/01/24 (e) (r)	8,993	7,959
Stena International SA, 5.75%, 03/01/24 (r)	7,500	6,750
Washington Mutual Bank, 0.00%, 06/15/11 (c) (d) (f)	1,500	3
WaveDivision Escrow LLC, 8.13%, 09/01/20 (r)	2,182	2,127
Wells Fargo & Co., 5.87%, (callable at 100 beginning 06/15/25) (e) (m)	8,046	8,237
ZF North America Capital Inc.
4.00%, 04/29/20 (e) (r)	3,334	3,169
4.50%, 04/29/22 (e) (r)	1,854	1,752
4.75%, 04/29/25 (e) (r)	8,030	7,337
Ziggo Bond Finance BV, 5.88%, 01/15/25 (r)	2,810	2,571
		262,369
HEALTH CARE - 8.1%
AbbVie Inc.
4.50%, 05/14/35	4,001	3,804
4.70%, 05/14/45 (e)	7,074	6,868
Capsugel SA, 7.00%, 05/15/19 (e) (r) (y)	5,210	5,197
Centene Corp., 4.75%, 05/15/22 (e)	2,021	2,011
Community Health Systems Inc.
8.00%, 11/15/19	7,294	7,590
6.88%, 02/01/22 (e)	3,033	3,097
Concordia Healthcare Corp., 7.00%, 04/15/23 (r)	2,431	2,121
Crimson Merger Sub Inc., 6.63%, 05/15/22 (r)	7,500	6,450
DJO Finco LLC, 8.13%, 06/15/21 (r)	2,874	2,802
Endo Finance Co., 5.75%, 01/15/22 (r)	4,947	4,873
Endo Finance LLC, 6.00%, 07/15/23 (e) (r)	2,901	2,872
Fresenius Medical Care US Finance II Inc.
4.13%, 10/15/20 (e) (r)	1,683	1,679
4.75%, 10/15/24 (r)	1,143	1,127
Fresenius US Finance II Inc., 4.25%, 02/01/21 (r)	2,781	2,774
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22	5,000	4,963

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
HCA Inc.
3.75%, 03/15/19	3,115	3,106
4.25%, 10/15/19	4,831	4,879
6.50%, 02/15/20	6,571	7,162
7.50%, 02/15/22	3,000	3,390
4.75%, 05/01/23	9,739	9,773
5.88%, 05/01/23 (e)	6,000	6,225
5.38%, 02/01/25	5,000	4,963
HealthSouth Corp., 5.75%, 11/01/24	5,143	5,079
Hologic Inc., 5.25%, 07/15/22 (r)	2,674	2,697
IASIS Healthcare LLC, 8.38%, 05/15/19	6,800	6,996
Immucor Inc., 11.13%, 08/15/19	2,400	2,472
JLL/Delta Dutch Newco BV, 7.50%, 02/01/22 (r)	5,511	5,566
JLL/Delta Dutch Pledgeco BV, 8.75%, 05/01/20 (r) (y)	4,000	4,025
Kindred Escrow Corp. II, 8.00%, 01/15/20 (e) (r)	6,500	6,890
LifePoint Hospitals Inc., 5.50%, 12/01/21	1,500	1,513
Mallinckrodt International Finance SA
4.88%, 04/15/20 (r)	5,442	5,197
5.50%, 04/15/25 (e) (r)	4,211	3,753
Pinnacle Merger Sub Inc., 9.50%, 10/01/23 (r)	6,177	6,810
Surgical Care Affiliates Inc., 6.00%, 04/01/23 (e) (r)	3,500	3,465
Tenet Healthcare Corp.
5.00%, 03/01/19 (e)	4,800	4,644
6.00%, 10/01/20	2,281	2,406
8.13%, 04/01/22	7,855	8,349
6.75%, 06/15/23 (e)	4,052	4,011
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (r)	8,586	8,844
5.63%, 12/01/21 (r)	4,183	3,974
VRX Escrow Corp.
5.88%, 05/15/23 (e) (r)	8,000	7,670
6.13%, 04/15/25 (e) (r)	7,198	6,895
		198,982
INDUSTRIALS - 5.6%
ADS Waste Holdings Inc., 8.25%, 10/01/20	5,263	5,250
AECOM Technology Corp.
5.75%, 10/15/22 (r)	5,044	5,082
5.88%, 10/15/24 (r)	5,155	5,194
Aircastle Ltd., 5.13%, 03/15/21	6,000	6,015
BC Luxco 1 SA, 7.38%, 01/29/20 (r)	3,818	3,589
Bombardier Inc.
6.00%, 10/15/22 (e) (r)	11,863	8,779
6.13%, 01/15/23 (e) (r)	2,604	1,914
7.50%, 03/15/25 (e) (r)	10,000	7,500
Builders FirstSource Inc., 10.75%, 08/15/23 (r)	4,000	3,995
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (r)	5,937	5,818
9.75%, 05/01/20 (r)	6,082	5,474
Huntington Ingalls Industries Inc., 5.00%, 12/15/21 (e) (r)	3,498	3,568
IHS Inc., 5.00%, 11/01/22	2,923	2,806
Meritor Inc.
6.75%, 06/15/21 (e)	3,500	3,517
6.25%, 02/15/24 (e)	12,364	11,777
Mustang Merger Corp., 8.50%, 08/15/21 (r)	5,760	5,976
Navistar International Corp., 8.25%, 11/01/21 (e)	8,250	6,610
NCI Building Systems Inc., 8.25%, 01/15/23 (r)	6,000	6,285
Quad/Graphics Inc., 7.00%, 05/01/22 (e)	8,900	7,965
Verisk Analytics Inc., 5.50%, 06/15/45	6,776	6,663
VistaJet Malta Finance Plc, 7.75%, 06/01/20 (r)	8,000	7,240
Waterjet Holdings Inc., 7.63%, 02/01/20 (r)	2,547	2,547
Welltec A/S, 8.00%, 02/01/19 (r)	5,000	4,537
West Corp., 5.38%, 07/15/22 (r)	9,719	8,978
		137,079
INFORMATION TECHNOLOGY - 4.7%
Advanced Micro Devices Inc.
6.75%, 03/01/19 (e)	7,500	5,184
7.00%, 07/01/24	6,688	4,146
Ancestry.com Inc.
9.63%, 10/15/18 (e) (r) (y)	9,334	9,241
11.00%, 12/15/20	7,000	7,665
BMC Software Finance Inc., 8.13%, 07/15/21 (r)	3,000	2,424
Boxer Parent Co. Inc., 9.00%, 10/15/19 (e) (r) (y)	9,216	6,543
CommScope Inc., 5.00%, 06/15/21 (e) (r)	4,545	4,443
Entegris Inc., 6.00%, 04/01/22 (e) (r)	4,772	4,844
First Data Corp., 11.75%, 08/15/21	9,326	10,352
Infor US Inc., 5.75%, 08/15/20 (e) (r)	1,500	1,492
Micron Technology Inc.
5.25%, 08/01/23 (r)	10,000	9,300
5.25%, 01/15/24 (e) (r)	5,000	4,587
5.63%, 01/15/26 (r)	5,000	4,500
NXP BV
5.75%, 02/15/21 (e) (r)	1,625	1,690
5.75%, 03/15/23 (e) (r)	1,565	1,628
Sanmina Corp., 4.38%, 06/01/19 (e) (r)	8,397	8,439
Sensata Technologies BV, 5.63%, 11/01/24 (r)	1,364	1,361
SS&C Technologies Holdings Inc., 5.88%, 07/15/23 (r)	2,787	2,836
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (e) (r)	9,857	5,914
ViaSat Inc., 6.88%, 06/15/20	17,000	17,850
		114,439
MATERIALS - 6.1%
Ardagh Finance Holdings SA, 8.63%, 06/15/19 (e) (r) (y)	5,579	5,705
Ardagh Packaging Finance Plc, 6.75%, 01/31/21 (e) (r)	3,000	3,008
Ashland Inc., 6.88%, 05/15/43	2,693	2,504
Berry Plastics Corp.
5.50%, 05/15/22	4,500	4,365
5.13%, 07/15/23 (e)	9,000	8,505
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (r)	3,867	3,326
Building Materials Corp. of America, 6.00%, 10/15/25 (r)	5,000	5,050
Cemex SAB de CV
7.25%, 01/15/21 (e) (r)	7,000	6,982
5.70%, 01/11/25 (e) (r)	11,719	10,489
Cia Minera Ares SAC, 7.75%, 01/23/21 (e) (r)	5,000	4,780
Coveris Holdings SA, 7.88%, 11/01/19 (r)	10,318	9,776
Eldorado Gold Corp., 6.13%, 12/15/20 (r)	8,400	7,308
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (e) (r)	12,859	10,319
9.75%, 03/01/22 (e) (r)	4,369	4,069
6.88%, 04/01/22 (e) (r)	10,000	6,450
Freeport-McMoRan Inc., 5.40%, 11/14/34	8,000	5,598
Hexion Specialty Chemicals Inc., 9.20%, 03/15/21	1,775	1,149
Hexion US Finance Corp., 8.88%, 02/01/18 (e)	7,000	5,546
PaperWorks Industries Inc., 9.50%, 08/15/19 (r)	9,000	8,685
Platform Specialty Products Corp., 6.50%, 02/01/22 (e) (r)	3,000	2,580
Rain CII Carbon LLC, 8.25%, 01/15/21 (r)	12,999	10,399
RPM International Inc, 5.25%, 06/01/45	9,000	8,571
Samarco Mineracao SA, 5.75%, 10/24/23 (r)	4,145	3,513

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Sealed Air Corp.
4.88%, 12/01/22 (e) (r)	2,155	2,131
5.13%, 12/01/24 (r)	1,143	1,117
Signode Industrial Group Lux SA, 6.38%, 05/01/22 (e) (r)	4,000	3,780
TPC Group Inc., 8.75%, 12/15/20 (r)	30	26
Trinseo Materials Operating SCA, 6.75%, 05/01/22 (e) (r)	2,916	2,799
		148,530
TELECOMMUNICATION SERVICES - 6.2%
Altice Finco SA, 9.88%, 12/15/20 (r)	3,979	4,258
CenturyLink Inc., 5.63%, 04/01/25 (e) (p) (q)	2,500	2,000
Cincinnati Bell Inc., 8.38%, 10/15/20 (e)	3,000	3,022
Cogent Communications Group Inc., 5.38%, 03/01/22 (r)	3,000	2,903
Frontier Communications Corp.
8.50%, 04/15/20 (e)	5,718	5,561
8.75%, 04/15/22 (e)	1,295	1,153
10.50%, 09/15/22 (e) (r)	3,453	3,358
11.00%, 09/15/25 (r)	3,453	3,341
9.00%, 08/15/31 (e)	4,429	3,654
Inmarsat Finance Plc, 4.88%, 05/15/22 (e) (r)	5,000	4,862
Intelsat Jackson Holdings SA, 6.63%, 12/15/22 (e)	10,000	7,800
Intelsat Luxembourg SA, 7.75%, 06/01/21 (e)	4,825	3,136
Level 3 Communications Inc., 5.75%, 12/01/22 (e)	5,000	4,906
Level 3 Financing Inc.
5.13%, 05/01/23 (e) (r)	3,000	2,869
5.38%, 05/01/25 (r)	5,000	4,747
Neptune Finco Corp., 10.88%, 10/15/25 (r)	6,000	6,060
Sable International Finance Ltd., 6.88%, 08/01/22 (e) (r)	2,667	2,687
SBA Communications Corp., 4.88%, 07/15/22 (e)	8,571	8,410
SES Global Americas Holdings GP, 5.30%, 03/25/44 (r)	10,669	10,532
Sprint Capital Corp.
6.90%, 05/01/19	8,000	7,040
6.88%, 11/15/28	15,000	10,875
Sprint Corp., 7.13%, 06/15/24	7,000	5,387
Sprint Nextel Corp.
11.50%, 11/15/21	4,000	3,960
6.00%, 11/15/22 (e)	6,000	4,515
T-Mobile USA Inc.
6.13%, 01/15/22	2,000	1,930
6.00%, 03/01/23	5,556	5,362
6.84%, 04/28/23 (e)	654	647
6.50%, 01/15/24 (e)	5,000	4,847
Windstream Corp., 6.38%, 08/01/23 (e)	10,000	7,206
Zayo Group LLC, 6.00%, 04/01/23 (r)	14,111	13,688
		150,716
UTILITIES - 2.2%
Abengoa Yield Plc, 7.00%, 11/15/19 (r)	9,259	8,102
AES Corp.
3.32%, 06/01/19 (i)	4,866	4,623
4.88%, 05/15/23	987	866
5.50%, 04/15/25	23,000	20,125
Exelon Corp.
3.95%, 06/15/25	3,534	3,569
5.10%, 06/15/45 (e)	5,858	5,986
FirstEnergy Corp., 4.25%, 03/15/23 (l)	1,005	1,011
PPL Energy Supply LLC, 6.50%, 06/01/25 (e) (r)	10,190	8,763
RJS Power Holdings LLC, 4.63%, 07/15/19 (r)	1,429	1,300
		54,345
Total Corporate Bonds and Notes (cost $2,203,801)		1,923,035

VARIABLE RATE SENIOR LOAN INTERESTS - 7.0% (i)
CONSUMER DISCRETIONARY - 2.7%
AMAYA Holdings BV Term Loan
5.00%, 07/29/21	6,841	6,721
8.00%, 07/28/22	956	953
Borgata Term Loan B, 6.50%, 08/15/18	4,692	4,722
Burger King Corp. Term Loan B, 3.75%, 12/10/21	6,248	6,215
Caesars Entertainment Corp. Term Loan, 13.00%, 01/28/18 (c) (d)	2,239	2,015
Caesars Growth Properties Holdings LLC 1st Lien Term Loan, 6.25%, 04/10/21	4,712	4,118
Charter Communications Inc. Term Loan, 3.50%, 01/23/23	936	930
Charter Communications Operating LLC Term Loan H, 3.25%, 07/23/23	1,561	1,552
Dollar Tree Inc. Term Loan B-1, 3.50%, 05/26/22	2,186	2,185
Four Seasons Hotels Ltd. 2nd Lien Term Loan, 6.25%, 12/27/20 (f)	1,935	1,925
Four Seasons Hotels Ltd. New Term Loan, 3.50%, 06/27/20	910	903
Liberty Global Term Loan
4.50%, 12/24/21	2,700	2,614
7.75%, 06/23/23 (f)	1,300	1,268
Media General Inc. Term Loan, 4.00%, 07/31/20	6,141	6,083
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19	9,511	9,461
Party City Holdings Inc. Term Loan, 4.00%, 07/27/19	4,800	4,787
Visant Holding Corp. Term Loan, 7.00%, 08/15/21	7,324	6,726
Yonkers Racing Corp. Term Loan
4.25%, 08/19/19	1,431	1,389
8.75%, 08/19/20	500	479
		65,046
CONSUMER STAPLES - 0.4%
Albertson’s LLC Term Loan B-3, 5.00%, 08/11/19	6,825	6,818
Hearthside Group Holdings LLC 1st Lien Term Loan, 4.50%, 04/23/21	4,049	4,018
		10,836
ENERGY - 1.5%
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan, 8.75%, 04/02/21	14,200	10,011
Chief Exploration & Development LLC 2nd Lien Term Loan, 7.50%, 05/12/21	3,300	2,710
Citgo Holding Inc. Term Loan B, 9.50%, 05/09/18	7,989	7,854
Energy Future Intermediate Holding Co. LLC Term Loan, 4.25%, 04/28/16	11,056	11,014
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20	246	68
Jonah Energy LLC 2nd Lien Term Loan, 7.50%, 05/07/21 (f)	6,800	5,440
Seventy Seven Operating LLC Term Loan, 3.75%, 06/18/21	1,188	992
		38,089

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
FINANCIALS - 0.5%
Asurion LLC Incremental Term Loan, 4.25%, 06/20/20	2,230	2,085
Endo Luxembourg Finance Term Loan B, 6.50%, 06/30/22	4,000	3,984
Toys R Us Property Co. I LLC Term Loan, 6.00%, 08/21/19	6,167	5,612
		11,681
HEALTH CARE - 0.2%
Amsurg Corp. Term Loan B, 3.50%, 07/08/21	1,136	1,135
Concordia Healthcare Corp. Term Loan B, 4.75%, 04/17/22	744	742
Valeant Pharmaceuticals International Inc. Term Loan, 4.00%, 03/13/22	2,314	2,288
		4,165
INDUSTRIALS - 0.6%
Algeco Scotsman Global Finance Plc Term Loan, 15.75%, 05/10/18 (y)	—	—
Gol Linhas Aereas Inteligentes SA Term Loan, 6.00%, 08/18/20 (f)	8,000	7,920
TransDigm Inc. Term Loan D, 3.75%, 05/22/21	7,029	6,935
		14,855
MATERIALS - 0.7%
Hanson Building Products Term Loan
6.50%, 03/05/22	6,942	6,873
10.50%, 03/04/23 (f)	6,400	6,336
Solenis International LP 2nd Lien Term Loan, 7.50%, 07/02/22	3,500	3,331
		16,540
TELECOMMUNICATION SERVICES - 0.4%
Neptune Finco Corp. Term Loan B, 0.00%, 09/16/22 (z)	10,000	9,935
Total Variable Rate Senior Loan Interests (cost $178,931)		171,147

GOVERNMENT AND AGENCY OBLIGATIONS - 1.8%
GOVERNMENT SECURITIES - 1.8%
U.S. Treasury Securities - 1.8%
U.S. Treasury Bond, 3.00%, 05/15/45	43,400	44,447
Total Government and Agency Obligations (cost $44,751)		44,447

COMMON STOCKS - 6.0%
CONSUMER DISCRETIONARY - 2.1%
AMC Networks Inc. - Class A (c)	120	8,780
DISH Network Corp. - Class A (c)	120	7,001
Home Interior Gift Inc. (c) (f) (q)	429	—
MGM Resorts International (c)	475	8,764
Michaels Cos. Inc. (c)	400	9,240
Nielsen Holdings Plc	50	2,224
Party City Holdco Inc. (c) (e)	105	1,677
Sally Beauty Holdings Inc. (c)	270	6,412
ServiceMaster Global Holdings Inc. (c)	200	6,710
		50,808
CONSUMER STAPLES - 0.7%
B&G Foods Inc.	300	10,935
Diamond Foods Inc. (c)	194	5,999
		16,934
ENERGY - 0.5%
Atlas Resource Partners LP	270	756
BreitBurn Energy Partners LP	550	1,116
Kinder Morgan Inc.	80	2,214
Legacy Reserves LP	195	798
Lone Pine Resources Canada Ltd. - Class A (c) (f) (p) (q)	405	—
Lone Pine Resources Inc. - Class A (c) (f) (p) (q)	405	—
MarkWest Energy Partners LP	80	3,433
Williams Partners LP	130	4,150
		12,467
FINANCIALS - 0.6%
JPMorgan Chase & Co.	100	6,097
Outfront Media Inc.	151	3,150
Wells Fargo & Co.	100	5,135
		14,382
HEALTH CARE - 0.8%
DaVita HealthCare Partners Inc. (c)	80	5,786
Hologic Inc. (c)	60	2,348
Valeant Pharmaceuticals International Inc. (c)	65	11,595
		19,729
INDUSTRIALS - 0.5%
ADT Corp. (e)	70	2,093
Boeing Co.	55	7,202
Builders FirstSource Inc. (c)	250	3,170
		12,465
INFORMATION TECHNOLOGY - 0.2%
EchoStar Corp. - Class A (c)	80	3,443
New Cotai LLC (c) (f) (q)	—	945
		4,388
MATERIALS - 0.5%
Freeport-McMoran Inc. - Class B	270	2,616
LyondellBasell Industries NV - Class A	95	7,959
WestRock Co.	60	3,086
		13,661
TELECOMMUNICATION SERVICES - 0.1%
Intelsat SA (c) (e)	200	1,286
Total Common Stocks (cost $150,971)		146,120

PREFERRED STOCKS - 1.0%
ENERGY - 0.4%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18)	388	9,619

FINANCIALS - 0.6%
Ally Financial Inc., 7.00%, (callable at 1000 beginning 11/20/15) (m) (r)	1	509
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/17) - Series Z (c) (d) (e) (m)	50	245
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 11/23/15) - Series T (c) (d) (e) (m)	23	161
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15) - Series S (c) (d) (m)	519	2,517
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (e) (m)	300	7,344
Wells Fargo & Co., 6.63%, (callable at 25 beginning 03/15/24) (m)	124	3,391
		14,167
Total Preferred Stocks (cost $27,355)		23,786

INVESTMENT COMPANIES - 2.2%
Eaton Vance Senior Floating-Rate Trust	200	2,638

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Invesco Senior Income Trust	407	1,701
Kayne Anderson MLP Investment Co.	199	4,617
PIMCO Floating Rate Strategy Fund	267	2,357
SPDR Barclays High Yield Bond ETF (e)	1,200	42,792
Total Investment Companies (cost $58,629)		54,105

OTHER EQUITY INTERESTS - 0.6%
GenOn Energy Inc., 9.88%, 10/15/20 (e) (u)	9,813	9,126
Lone Pine Resources Inc. Escrow, 10.38% (f) (p) (q) (u)	3,244	—
Stone Container Finance Co. of Canada II, 7.38%, 07/15/14 (f) (u)	1,375	—
United Rentals North America Inc., 7.63%, 04/15/22 (u)	6,372	6,770
Total Other Equity Interests (cost $17,443)		15,896

SHORT TERM INVESTMENTS - 17.6%
Investment Company - 0.8%
JNL Money Market Fund, 0.10% (a) (h)	18,962	18,962
Securities Lending Collateral - 16.8%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	411,152	411,152
Total Short Term Investments (cost $430,114)		430,114
Total Investments - 115.7% (cost $3,134,685)		2,831,525
Other Assets and Liabilities, Net - (15.7%)		(384,476)
Total Net Assets - 100.0%		$2,447,049

JNL/PPM America Mid Cap Value Fund

COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 20.5%
American Axle & Manufacturing Holdings Inc. (c)	436	$8,694
Best Buy Co. Inc.	143	5,293
Foot Locker Inc.	117	8,449
Helen of Troy Ltd. (c)	78	6,965
Macy’s Inc.	154	7,888
Meredith Corp.	138	5,855
Newell Rubbermaid Inc.	122	4,841
Royal Caribbean Cruises Ltd.	84	7,484
Tupperware Brands Corp.	164	8,126
Viacom Inc. - Class B	78	3,383
		66,978
CONSUMER STAPLES - 2.6%
Ingredion Inc.	97	8,460

ENERGY - 8.0%
Diamond Offshore Drilling Inc. (e)	334	5,776
Helix Energy Solutions Group Inc. (c)	1,283	6,147
Patterson-UTI Energy Inc.	505	6,632
Superior Energy Services Inc.	606	7,656
		26,211
FINANCIALS - 19.4%
Allstate Corp.	115	6,686
American Financial Group Inc.	120	8,242
Astoria Financial Corp.	479	7,715
FirstMerit Corp.	477	8,423
Hartford Financial Services Group Inc.	190	8,698
Janus Capital Group Inc.	514	6,991
Lincoln National Corp.	174	8,263
Reinsurance Group of America Inc.	94	8,470
		63,488
HEALTH CARE - 7.4%
Alere Inc. (c)	109	5,263
CIGNA Corp.	49	6,643
Health Net Inc. (c)	101	6,058
Hill-Rom Holdings Inc.	118	6,150
		24,114
INDUSTRIALS - 17.2%
Belden Inc.	157	7,307
Con-Way Inc.	72	3,393
Esterline Technologies Corp. (c)	86	6,147
GATX Corp. (e)	108	4,781
Kennametal Inc.	319	7,940
Spirit Aerosystems Holdings Inc. - Class A (c)	164	7,904
Steelcase Inc. - Class A	375	6,907
Terex Corp.	351	6,295
Textron Inc.	146	5,495
		56,169
INFORMATION TECHNOLOGY - 10.0%
Applied Materials Inc.	437	6,422
Avnet Inc.	198	8,434
ExlService Holdings Inc. (c)	98	3,604
Fairchild Semiconductor International Inc. (c)	415	5,831
SYNNEX Corp.	41	3,445
Teradyne Inc.	278	5,007
		32,743
MATERIALS - 9.2%
Allegheny Technologies Inc.	192	2,717
Ashland Inc.	47	4,759
Nucor Corp.	81	3,053
Olin Corp. (e)	353	5,932
Reliance Steel & Aluminum Co.	135	7,297
Steel Dynamics Inc.	374	6,417
		30,175
UTILITIES - 5.1%
Edison International	142	8,943
PNM Resources Inc.	269	7,532
		16,475
Total Common Stocks (cost $341,331)		324,813

SHORT TERM INVESTMENTS - 4.8%
Investment Company - 0.5%
JNL Money Market Fund, 0.10% (a) (h)	1,667	1,667
Securities Lending Collateral - 4.3%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	13,986	13,986
Total Short Term Investments (cost $15,653)		15,653
Total Investments - 104.2% (cost $356,984)		340,466
Other Assets and Liabilities, Net - (4.2%)		(13,646)
Total Net Assets - 100.0%		$326,820

JNL/PPM America Small Cap Value Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 18.1%
American Axle & Manufacturing Holdings Inc. (c)	417	$8,315
Bob Evans Farms Inc.	157	6,784
Foot Locker Inc.	45	3,217
Helen of Troy Ltd. (c)	90	8,001

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Jakks Pacific Inc. (c) (e)	502	4,277
Meredith Corp.	170	7,256
Skechers U.S.A. Inc. - Class A (c)	23	3,071
Superior Industries International Inc.	432	8,069
Tupperware Brands Corp. (e)	158	7,839
		56,829
CONSUMER STAPLES - 3.6%
Cott Corp.	640	6,928
Ingredion Inc.	49	4,278
		11,206
ENERGY - 7.5%
Helix Energy Solutions Group Inc. (c)	1,525	7,302
Patterson-UTI Energy Inc.	529	6,954
Superior Energy Services Inc.	536	6,765
W&T Offshore Inc. (e)	867	2,600
		23,621
FINANCIALS - 13.6%
American Financial Group Inc.	84	5,775
Astoria Financial Corp.	508	8,182
FirstMerit Corp.	460	8,128
Independent Bank Corp.	182	8,372
Janus Capital Group Inc. (e)	565	7,682
Reinsurance Group of America Inc.	49	4,466
		42,605
HEALTH CARE - 11.1%
Alere Inc. (c)	154	7,420
Greatbatch Inc. (c)	111	6,246
Health Net Inc. (c)	76	4,571
Hill-Rom Holdings Inc.	141	7,341
Lifepoint Health Inc. (c)	41	2,878
MedAssets Inc. (c)	308	6,184
		34,640
INDUSTRIALS - 23.0%
Aerojet Rocketdyne Holdings Inc. (c)	457	7,393
Apogee Enterprises Inc.	62	2,751
Belden Inc.	159	7,428
Con-Way Inc.	173	8,185
Esterline Technologies Corp. (c)	86	6,197
GATX Corp. (e)	175	7,740
Kennametal Inc.	315	7,840
SkyWest Inc.	398	6,644
Spirit Aerosystems Holdings Inc. - Class A (c)	62	3,016
Steelcase Inc. - Class A	457	8,415
Terex Corp.	356	6,381
		71,990
INFORMATION TECHNOLOGY - 13.2%
Benchmark Electronics Inc. (c)	381	8,299
ExlService Holdings Inc. (c)	217	8,018
Fairchild Semiconductor International Inc. (c)	476	6,680
Omnivision Technologies Inc. (c)	255	6,707
SYNNEX Corp.	98	8,293
Teradyne Inc.	179	3,231
		41,228
MATERIALS - 6.8%
Allegheny Technologies Inc.	192	2,717
Olin Corp. (e)	470	7,901
Reliance Steel & Aluminum Co.	104	5,601
Steel Dynamics Inc.	297	5,102
		21,321
UTILITIES - 2.9%
PNM Resources Inc.	320	8,968
Total Common Stocks (cost $336,883)		312,408

SHORT TERM INVESTMENTS - 6.6%
Investment Company - 0.2%
JNL Money Market Fund, 0.10% (a) (h)	449	449
Securities Lending Collateral - 6.4%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	20,078	20,078
Total Short Term Investments (cost $20,527)		20,527
Total Investments - 106.4% (cost $357,410)		332,935
Other Assets and Liabilities, Net - (6.4%)		(19,972)
Total Net Assets - 100.0%		$312,963

JNL/PPM America Value Equity Fund

COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 12.8%
Best Buy Co. Inc.	71	$2,650
Comcast Corp. - Class A	60	3,407
General Motors Co.	141	4,230
Macy’s Inc.	70	3,567
Newell Rubbermaid Inc.	41	1,628
Royal Caribbean Cruises Ltd.	18	1,612
Viacom Inc. - Class B	94	4,065
		21,159
CONSUMER STAPLES - 3.3%
Altria Group Inc.	32	1,735
Archer-Daniels-Midland Co.	90	3,739
		5,474
ENERGY - 14.4%
Apache Corp.	97	3,779
Chevron Corp.	55	4,370
Diamond Offshore Drilling Inc. (e)	171	2,965
Halliburton Co.	92	3,256
National Oilwell Varco Inc.	98	3,693
Occidental Petroleum Corp.	64	4,247
Patterson-UTI Energy Inc.	112	1,474
		23,784
FINANCIALS - 25.9%
Allstate Corp.	71	4,153
Bank of America Corp.	212	3,297
Goldman Sachs Group Inc.	23	4,066
Hartford Financial Services Group Inc.	93	4,262
JPMorgan Chase & Co.	69	4,183
Lincoln National Corp.	88	4,162
Morgan Stanley	128	4,019
PNC Financial Services Group Inc.	42	3,737
Travelers Cos. Inc.	39	3,832
U.S. Bancorp	69	2,809
Wells Fargo & Co.	82	4,231
		42,751
HEALTH CARE - 11.9%
AbbVie Inc.	62	3,362
CIGNA Corp.	30	4,105
Gilead Sciences Inc.	39	3,869
Medtronic Plc	23	1,553
Merck & Co. Inc.	54	2,677

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Pfizer Inc.	131	4,118
		19,684
INDUSTRIALS - 8.2%
Caterpillar Inc.	58	3,811
Delta Air Lines Inc.	51	2,306
Lockheed Martin Corp.	10	2,094
Spirit Aerosystems Holdings Inc. - Class A (c)	46	2,229
Terex Corp.	79	1,408
Textron Inc.	43	1,622
		13,470
INFORMATION TECHNOLOGY - 14.8%
Apple Inc.	23	2,493
Applied Materials Inc.	217	3,180
Avnet Inc.	51	2,172
Cisco Systems Inc.	164	4,295
Hewlett-Packard Co.	125	3,204
Intel Corp.	108	3,243
International Business Machines Corp.	28	4,030
Microsoft Corp.	39	1,740
		24,357
MATERIALS - 3.8%
Allegheny Technologies Inc.	141	1,994
Ashland Inc.	16	1,590
Nucor Corp.	69	2,598
		6,182
TELECOMMUNICATION SERVICES - 2.5%
AT&T Inc.	127	4,147

UTILITIES - 1.8%
Edison International	47	2,939
Total Common Stocks (cost $165,396)		163,947

SHORT TERM INVESTMENTS - 1.6%
Investment Companies - 0.4%
JNL Money Market Fund, 0.10% (a) (h)	680	680
Securities Lending Collateral - 1.2%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	1,931	1,931
Total Short Term Investments (cost $2,611)		2,611
Total Investments - 101.0% (cost $168,007)		166,558
Other Assets and Liabilities, Net - (1.0%)		(1,700)
Total Net Assets - 100.0%		$164,858

JNL/Red Rocks Listed Private Equity Fund

COMMON STOCKS - 99.3%
DIVERSIFIED - 10.6%
Holding Companies - Diversified - 10.6%
Ackermans & van Haaren NV	199	$29,202
Remgro Ltd.	558	10,174
Sofina SA	73	8,119
Wendel Investissement	182	21,340
		68,835
FINANCIALS - 82.4%
Closed - End Funds - 32.6%
Castle Private Equity Ltd. (e)	538	8,039
Electra Private Equity Plc	413	20,398
Graphite Enterprise Trust Plc	915	7,963
HarbourVest Global Private Equity Ltd. (c)	3,406	42,759
HBM Healthcare Investments AG - Class A	194	18,310
HgCapital Trust Plc	1,430	22,943
Oakley Capital Investments Ltd. (c)	6,232	13,293
Pantheon International LLC (c)	301	5,925
Pantheon International LLC - Redeemable Shares (c)	546	10,197
Riverstone Energy Ltd. (c)	1,177	16,152
Standard Life European Private Equity Trust Plc	6,646	21,531
SVG Capital Plc (c)	3,435	24,285
		211,795
Diversified Financial Services - 11.4%
Blackstone Group LP	934	29,573
KKR & Co. LP	1,057	17,744
Onex Corp.	459	26,479
		73,796
Investment Companies - 11.2%
Apax Global Alpha Ltd. (c)	6,322	11,428
Ares Capital Corp. (e)	932	13,502
Ares Management LP	469	8,208
Fifth Street Senior Floating Rate Corp. (e)	512	4,467
Grand Parade Investments Ltd.	12,485	4,711
Hosken Consolidated Investments Ltd.	1,063	10,581
Investor AB	578	19,854
		72,751
Real Estate - 4.7%
Brookfield Asset Management Inc. - Class A	969	30,475

Venture Capital - 22.5%
3i Group Plc	3,937	27,813
Altamir Amboise (e)	1,114	12,326
Apollo Global Management LLC - Class A	310	5,329
Aurelius SE and Co. KGAA	829	38,623
Carlyle Group LP	944	15,865
Eurazeo	362	24,101
IP Group Plc (c)	2,372	8,254
mutares AG	323	7,028
Ratos AB	1,111	6,703
		146,042
INDUSTRIALS - 6.3%
Holding Companies - Diversified - 3.8%
Schouw & Co.	464	24,932

Miscellaneous Manufacturers - 2.5%
Danaher Corp.	191	16,300
Total Common Stocks (cost $569,576)		644,926

SHORT TERM INVESTMENTS - 2.4%
Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	15,416	15,416
Total Short Term Investments (cost $15,416)		15,416
Total Investments - 101.7% (cost $584,992)		660,342
Other Assets and Liabilities, Net - (1.7%)		(11,032)
Total Net Assets - 100.0%		$649,310

JNL/S&P Competitive Advantage Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 53.9%
Coach Inc.	2,358	$68,206
Delphi Automotive Plc	1,167	88,776
Dollar Tree Inc. (c)	1,253	83,507
Fossil Group Inc. (c) (e)	774	43,248

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Gap Inc.	2,159	61,518
H&R Block Inc.	2,542	92,025
Home Depot Inc.	861	99,407
Michael Kors Holdings Ltd. (c)	1,161	49,032
Netflix Inc. (c)	1,743	179,981
O’Reilly Automotive Inc. (c) (e)	469	117,218
Ross Stores Inc.	1,888	91,511
Scripps Networks Interactive Inc. (e)	1,092	53,736
Starbucks Corp.	2,105	119,670
TJX Cos. Inc.	1,305	93,187
Tractor Supply Co.	1,114	93,909
		1,334,931
CONSUMER STAPLES - 10.8%
Campbell Soup Co. (e)	1,889	95,725
Estee Lauder Cos. Inc. - Class A	1,154	93,120
Kimberly-Clark Corp.	734	80,066
		268,911
HEALTH CARE - 3.4%
Gilead Sciences Inc.	846	83,113

INDUSTRIALS - 15.6%
Boeing Co.	643	84,185
CH Robinson Worldwide Inc. (e)	1,174	79,558
Fastenal Co. (e)	1,916	70,146
Robert Half International Inc.	1,524	77,991
WW Grainger Inc. (e)	351	75,475
		387,355
INFORMATION TECHNOLOGY - 16.1%
Apple Inc.	740	81,582
International Business Machines Corp.	527	76,380
Intuit Inc.	904	80,255
Linear Technology Corp.	1,873	75,560
Paychex Inc. (e)	1,799	85,704
		399,481
Total Common Stocks (cost $2,441,997)		2,473,791

SHORT TERM INVESTMENTS - 10.5%
Investment Company - 0.2%
JNL Money Market Fund, 0.10% (a) (h)	4,135	4,135

Securities Lending Collateral - 10.3%
Repurchase Agreement with MLP, 0.37% (Collateralized by various publicly traded domestic equities with a value of $49,500) acquired on 07/31/15, due 12/29/15 at $45,070 (q)	$45,000	45,000
Repurchase Agreement with MSC, 0.35% (Collateralized by various publicly traded domestic equities with a value of $20,407) acquired on 09/30/15, due 11/05/15 at $20,007 (q)	20,000	20,000
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	191,463	191,463
		256,463
Total Short Term Investments (cost $260,598)		260,598
Total Investments - 110.3% (cost $2,702,595)		2,734,389
Other Assets and Liabilities, Net - (10.3%)		(256,429)
Total Net Assets - 100.0%		$2,477,960

JNL/S&P Dividend Income & Growth Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 10.0%
Mattel Inc. (e)	4,329	$91,168
McDonald’s Corp.	1,381	136,084
Target Corp. (e)	1,818	143,032
		370,284
CONSUMER STAPLES - 11.1%
Altria Group Inc.	2,630	143,068
General Mills Inc.	2,514	141,083
Sysco Corp.	3,287	128,111
		412,262
ENERGY - 8.0%
Chevron Corp.	1,184	93,392
ConocoPhillips Co. (e)	1,952	93,617
Occidental Petroleum Corp.	1,665	110,141
		297,150
FINANCIALS - 10.4%
HCP Inc.	2,912	108,490
Kimco Realty Corp. (e)	5,159	126,043
Public Storage	710	150,304
		384,837
HEALTH CARE - 11.1%
Baxalta Inc.	1,815	57,202
Baxter International Inc.	1,815	59,635
Eli Lilly & Co.	1,931	161,597
Pfizer Inc.	4,232	132,920
		411,354
INDUSTRIALS - 11.0%
General Electric Co.	5,084	128,218
Lockheed Martin Corp.	692	143,507
Waste Management Inc. (e)	2,728	135,887
		407,612
INFORMATION TECHNOLOGY - 10.3%
Analog Devices Inc.	2,421	136,546
Cisco Systems Inc.	4,795	125,861
International Business Machines Corp.	819	118,716
		381,123
MATERIALS - 8.5%
Air Products & Chemicals Inc.	918	117,128
Chemours Co.	383	2,477
E.I. du Pont de Nemours & Co. (e)	1,861	89,704
Praxair Inc. (e)	1,037	105,634
		314,943
TELECOMMUNICATION SERVICES - 8.6%
AT&T Inc.	3,773	122,928
CenturyLink Inc. (e)	3,219	80,852
Verizon Communications Inc.	2,644	115,046
		318,826
UTILITIES - 10.7%
Consolidated Edison Inc. (e)	2,072	138,544
Pinnacle West Capital Corp.	2,081	133,446
Southern Co. (e)	2,774	123,992
		395,982
Total Common Stocks (cost $3,759,035)		3,694,373

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
SHORT TERM INVESTMENTS - 5.5%
Investment Company - 0.1%
JNL Money Market Fund, 0.10% (a) (h)	4,827	4,827
Securities Lending Collateral - 5.4%
Repurchase Agreement with MLP, 0.37% (Collateralized by various publicly traded domestic equities with a value of $99,000) acquired on 07/31/15, due 12/29/15 at $90,140 (q)	$90,000	90,000
Repurchase Agreement with MSC, 0.35% (Collateralized by various publicly traded domestic equities with a value of $20,407) acquired on 09/30/15, due 11/05/15 at $20,007 (q)	20,000	20,000
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	89,836	89,836
		199,836
Total Short Term Investments (cost $204,663)		204,663
Total Investments - 105.2% (cost $3,963,698)		3,899,036
Other Assets and Liabilities, Net - (5.2%)		(193,316)
Total Net Assets - 100.0%		$3,705,720

JNL/S&P International 5 Fund

COMMON STOCKS - 99.3%
AUSTRALIA - 7.4%
ASX Ltd.	24	$651
Aurizon Holdings Ltd.	236	833
BHP Billiton Ltd.	34	536
Coca-Cola Amatil Ltd.	102	649
CSL Ltd.	13	803
Fortescue Metals Group Ltd.	471	607
GPT Group	247	785
Lend Lease Corp. Ltd.	67	595
Orica Ltd.	51	545
Origin Energy Ltd. (f)	94	401
Rio Tinto Ltd.	18	630
Santos Ltd.	143	406
South32 Ltd. (c)	34	33
Telstra Corp. Ltd.	183	724
Wesfarmers Ltd.	25	703
Woodside Petroleum Ltd.	33	678
Woolworths Ltd.	34	588
WorleyParsons Ltd.	54	225
		10,392
BELGIUM - 1.3%
Ageas	18	746
Umicore	30	1,155
		1,901
CANADA - 8.2%
Alimentation Couche-Tard Inc.	19	865
BCE Inc.	29	1,166
CGI Group Inc. (c)	29	1,047
CI Financial Corp.	20	454
Constellation Software Inc.	1	503
Finning International Inc.	28	408
Genworth MI Canada Inc.	17	358
H&R REIT	21	330
Intact Financial Corp.	10	716
Linamar Corp.	7	341
Magna International Inc.	23	1,108
Potash Corp. of Saskatchewan Inc.	35	721
PrairieSky Royalty Ltd.	29	559
Silver Wheaton Corp.	27	320
Sun Life Financial Inc.	41	1,322
Suncor Energy Inc.	41	1,107
Teck Resources Ltd.	47	226
		11,551
DENMARK - 2.9%
A P Moller - Maersk A/S - Class A	—	672
A P Moller - Maersk A/S - Class B	1	982
Pandora A/S	16	1,880
TDC A/S	124	638
		4,172
FINLAND - 3.1%
Elisa Oyj	24	811
Fortum Oyj	64	950
Kone Oyj - Class B	31	1,181
Sampo Oyj	29	1,389
		4,331
FRANCE - 5.9%
Christian Dior SE	3	638
Compagnie Generale des Etablissements Michelin	15	1,397
Orange SA	78	1,190
Sanofi SA	15	1,398
Suez Environnement SA	57	1,018
Unibail-Rodamco SE	5	1,285
Vivendi SA	59	1,399
		8,325
GERMANY - 3.3%
Allianz SE	9	1,360
E.ON SE	91	783
Muenchener Rueckversicherungs AG	7	1,310
Siemens AG	13	1,166
		4,619
HONG KONG - 1.0%
Li & Fung Ltd.	796	610
Link REIT	142	779
		1,389
ISRAEL - 0.8%
Azrieli Group	5	189
Bezeq Israeli Telecommunication Corp. Ltd.	459	878
		1,067
ITALY - 3.7%
Assicurazioni Generali SpA	70	1,288
Atlantia SpA	56	1,563
Mediaset SpA	319	1,470
UnipolSai SpA	445	969
		5,290
JAPAN - 23.3%
AEON Co. Ltd.	98	1,522
Canon Inc.	33	946
Chugoku Electric Power Co. Inc.	52	722
Citizen Holdings Co. Ltd.	92	633
Daihatsu Motor Co. Ltd.	64	744
Daiichi Sankyo Co. Ltd.	67	1,164
Dena Co. Ltd.	79	1,459
Denso Corp.	22	945
Fuji Electric Holdings Co. Ltd.	197	714
Hitachi Capital Corp.	22	542
Hitachi Construction Machinery Co. Ltd.	50	671
Hokuriku Electric Power Co.	34	460
Honda Motor Co. Ltd.	32	949

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Japan Airlines Co. Ltd.	34	1,214
JGC Corp.	51	677
JSR Corp.	38	543
K’s Holdings Corp.	15	471
KDDI Corp.	46	1,018
Komatsu Ltd.	51	746
Kuraray Co. Ltd.	69	856
Makita Corp.	22	1,192
Marubeni Corp.	173	849
Mitsubishi Corp.	53	869
Mitsubishi Gas Chemical Co. Inc.	181	835
Mitsubishi Tanabe Pharma Corp.	27	471
Mitsui & Co. Ltd.	77	862
Nippon Telegraph & Telephone Corp.	34	1,184
Nissan Motor Co. Ltd.	101	924
Oji Holdings Corp.	164	704
Otsuka Holdings Co. Ltd.	35	1,108
Resona Holdings Inc.	189	962
Sekisui House Ltd.	78	1,214
Sumitomo Corp.	97	937
Sumitomo Metal Mining Co. Ltd.	67	761
Sumitomo Rubber Industries Inc.	54	750
Tokio Marine Holdings Inc.	29	1,098
West Japan Railway Co.	18	1,153
		32,869
LUXEMBOURG - 0.6%
SES SA - FDR	28	890

NETHERLANDS - 4.8%
Aegon NV	187	1,071
Koninklijke Ahold NV	76	1,491
Randstad Holding NV	24	1,456
Unilever NV - CVA	33	1,336
Wolters Kluwer NV	45	1,374
		6,728
NEW ZEALAND - 0.4%
Spark New Zealand Ltd.	336	642

NORWAY - 0.9%
Telenor ASA	71	1,331

PORTUGAL - 0.9%
Energias de Portugal SA	334	1,223

SINGAPORE - 1.0%
Hutchison Port Holdings Trust	1,190	655
Singapore Telecommunications Ltd.	287	726
		1,381
SOUTH KOREA - 1.7%
Coway Co. Ltd.	11	746
KT&G Corp.	11	1,072
LG Innotek Co. Ltd.	9	648
		2,466
SPAIN - 2.8%
Abertis Infraestructuras SA	70	1,113
Ferrovial SA	69	1,656
Telefonica SA	93	1,125
		3,894
SWEDEN - 6.5%
Electrolux AB	44	1,251
ICA Gruppen AB	19	630
Skandinaviska Enskilda Banken AB - Class A	116	1,240
Skanska AB - Class B	58	1,145
Swedish Match AB	46	1,400
Tele2 AB - Class B	124	1,208
Telefonaktiebolaget LM Ericsson - Class B	113	1,108
TeliaSonera AB	231	1,246
		9,228
SWITZERLAND - 2.2%
Roche Holding AG Bearer	2	636
Swiss Re AG	16	1,353
Zurich Financial Services AG	5	1,111
		3,100
UNITED KINGDOM - 15.9%
Aberdeen Asset Management Plc	177	795
Admiral Group Plc	29	660
Aggreko Plc	24	350
AstraZeneca Plc	21	1,329
BP Plc	211	1,072
British American Tobacco Plc	25	1,365
Centrica Plc	382	1,329
Direct Line Insurance Group Plc	179	1,017
Experian Plc	70	1,130
GKN Plc	231	938
GlaxoSmithKline Plc	60	1,161
Imperial Tobacco Group Plc	30	1,561
Kingfisher Plc	260	1,411
Legal & General Group Plc	338	1,220
Marks & Spencer Group Plc	186	1,411
National Grid Plc	105	1,469
Old Mutual Plc	283	812
Rolls-Royce Holdings Plc	99	1,019
Scottish & Southern Energy Plc	60	1,361
Severn Trent Plc	31	1,040
		22,450
UNITED STATES OF AMERICA - 0.7%
Flextronics International Ltd. (c)	74	776
Taro Pharmaceutical Industries Ltd. (c)	1	171
		947
Total Common Stocks (cost $159,152)		140,186

SHORT TERM INVESTMENTS - 0.1%
Investment Company - 0.1%
JNL Money Market Fund, 0.10% (a) (h)	193	193
Total Short Term Investments (cost $193)		193
Total Investments - 99.4% (cost $159,345)		140,379
Other Assets and Liabilities, Net - 0.6%		792
Total Net Assets - 100.0%		$141,171

JNL/S&P Intrinsic Value Fund

COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 24.2%
Bed Bath & Beyond Inc. (c) (e)	1,318	$75,161
Expedia Inc.	1,112	130,836
GameStop Corp. - Class A (e)	2,684	110,598
Kohl’s Corp.	1,671	77,405
Macy’s Inc.	1,522	78,096
Staples Inc.	6,923	81,205
Viacom Inc. - Class B	1,297	55,950
		609,251
CONSUMER STAPLES - 3.0%
Archer-Daniels-Midland Co. (e)	1,833	75,978

ENERGY - 4.7%
Valero Energy Corp.	1,966	118,183

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
HEALTH CARE - 17.0%
Aetna Inc.	1,098	120,182
Anthem Inc.	753	105,363
CR Bard Inc.	566	105,360
Pfizer Inc.	3,076	96,621
		427,526
INDUSTRIALS - 13.7%
Caterpillar Inc.	971	63,484
General Dynamics Corp.	669	92,273
Joy Global Inc.	1,912	28,548
L-3 Communications Holdings Inc.	776	81,118
Pitney Bowes Inc.	3,997	79,333
		344,756
INFORMATION TECHNOLOGY - 31.5%
CA Inc.	3,113	84,984
Cisco Systems Inc.	3,485	91,489
Computer Sciences Corp.	1,514	92,919
Corning Inc.	4,599	78,730
EMC Corp.	3,175	76,699
Hewlett-Packard Co.	2,494	63,865
International Business Machines Corp.	595	86,295
NetApp Inc. (e)	2,291	67,801
Oracle Corp.	2,285	82,540
Xerox Corp.	6,953	67,652
		792,974
MATERIALS - 3.5%
Ball Corp.	1,427	88,753

TELECOMMUNICATION SERVICES - 2.4%
CenturyLink Inc.	2,340	58,772
Total Common Stocks (cost $2,757,183)		2,516,193

SHORT TERM INVESTMENTS - 6.6%
Investment Company - 1.0%
JNL Money Market Fund, 0.10% (a) (h)	24,467	24,467
Securities Lending Collateral - 5.6%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	142,064	142,064
Total Short Term Investments (cost $166,531)		166,531
Total Investments - 106.6% (cost $2,923,714)		2,682,724
Other Assets and Liabilities, Net - (6.6%)		(166,582)
Total Net Assets - 100.0%		$2,516,142

JNL/S&P Mid 3 Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 26.9%
Big Lots Inc. (e)	504	$24,175
Brinker International Inc.	314	16,546
Buffalo Wild Wings Inc. (c)	40	7,665
Cheesecake Factory Inc.	138	7,473
Chico’s FAS Inc.	1,624	25,542
Cracker Barrel Old Country Store Inc. (e)	52	7,678
Dick’s Sporting Goods Inc.	150	7,438
Dunkin’ Brands Group Inc. (e)	161	7,884
Foot Locker Inc.	106	7,641
Thor Industries Inc.	101	5,232
Tupperware Brands Corp. (e)	108	5,363
Williams-Sonoma Inc. (e)	99	7,548
		130,185
CONSUMER STAPLES - 3.2%
Church & Dwight Co. Inc.	87	7,309
Ingredion Inc.	93	8,161
		15,470
ENERGY - 11.9%
Noble Corp. Plc (e)	620	6,762
Oceaneering International Inc.	552	21,702
Oil States International Inc. (c)	284	7,433
Superior Energy Services Inc.	1,049	13,249
Western Refining Inc.	188	8,277
		57,423
FINANCIALS - 13.6%
American Financial Group Inc.	38	2,590
Corporate Office Properties Trust	123	2,596
Duke Realty Corp.	447	8,513
Everest Re Group Ltd.	49	8,496
Hanover Insurance Group Inc.	20	1,532
Hospitality Properties Trust	141	3,616
LaSalle Hotel Properties	274	7,776
Primerica Inc.	61	2,753
Taubman Centers Inc.	117	8,081
Waddell & Reed Financial Inc.	149	5,188
Weingarten Realty Investors	175	5,810
WR Berkley Corp.	159	8,631
		65,582
HEALTH CARE - 8.5%
Align Technology Inc. (c)	133	7,537
Centene Corp. (c)	122	6,604
Community Health Systems Inc. (c)	160	6,862
Lifepoint Health Inc. (c)	66	4,714
MEDNAX Inc. (c)	100	7,694
VCI Inc. (c)	146	7,672
		41,083
INDUSTRIALS - 9.7%
Alaska Air Group Inc.	100	7,977
Crane Co.	30	1,380
Deluxe Corp.	31	1,739
Donaldson Co. Inc. (e)	93	2,613
Graco Inc.	49	3,316
Kennametal Inc.	87	2,176
Landstar System Inc.	88	5,590
Lincoln Electric Holdings Inc.	198	10,377
Nordson Corp. (e)	25	1,573
RR Donnelley & Sons Co.	685	9,969
		46,710
INFORMATION TECHNOLOGY - 20.8%
Arrow Electronics Inc. (c)	154	8,518
Cadence Design Systems Inc. (c) (e)	375	7,764
CommVault Systems Inc. (c)	81	2,761
Convergys Corp.	71	1,637
CoreLogic Inc. (c)	96	3,566
Fair Isaac Corp.	20	1,689
Gartner Inc. (c)	45	3,813
Integrated Device Technology Inc. (c)	396	8,035
InterDigital Inc.	59	2,980
Jack Henry & Associates Inc.	43	2,984
Keysight Technologies Inc. (c)	249	7,671
Leidos Holdings Inc.	37	1,527
NeuStar Inc. - Class A (c) (e)	122	3,332
Plantronics Inc.	31	1,591
Polycom Inc. (c) (e)	499	5,233
Rovi Corp. (c) (e)	469	4,922
SolarWinds Inc. (c)	189	7,420

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Synaptics Inc. (c)	107	8,842
Teradyne Inc.	894	16,110
		100,395
MATERIALS - 5.2%
AptarGroup Inc.	25	1,628
Cabot Corp.	49	1,550
Domtar Corp.	134	4,777
Reliance Steel & Aluminum Co.	148	8,008
Sonoco Products Co.	41	1,536
Valspar Corp.	110	7,914
		25,413
Total Common Stocks (cost $522,086)		482,261

SHORT TERM INVESTMENTS - 11.4%
Securities Lending Collateral - 11.4%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	54,988	54,988
Total Short Term Investments (cost $54,988)		54,988
Total Investments - 111.2% (cost $577,074)		537,249
Other Assets and Liabilities, Net - (11.2%)		(54,001)
Total Net Assets - 100.0%		$483,248

JNL/S&P Total Yield Fund

COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 25.0%
Cablevision Systems Corp. - Class A	3,737	$121,340
CBS Corp.	1,374	54,819
Darden Restaurants Inc.	1,301	89,155
Kohl’s Corp. (e)	1,301	60,238
Staples Inc.	5,387	63,194
Urban Outfitters Inc. (c) (e)	2,395	70,373
Viacom Inc. - Class B	1,004	43,338
		502,457
CONSUMER STAPLES - 13.1%
ConAgra Foods Inc.	2,055	83,248
Mondelez International Inc.	1,920	80,371
Reynolds American Inc.	2,279	100,907
		264,526
ENERGY - 14.4%
Apache Corp.	1,173	45,933
Cameron International Corp. (c)	1,503	92,164
Hess Corp. (e)	1,012	50,649
Marathon Oil Corp.	2,566	39,524
Occidental Petroleum Corp.	942	62,306
		290,576
FINANCIALS - 14.3%
Allstate Corp.	1,107	64,460
Assurant Inc.	1,111	87,776
Starwood Hotels & Resorts Worldwide Inc.	967	64,273
Travelers Cos. Inc. (e)	716	71,310
		287,819
INDUSTRIALS - 12.3%
Boeing Co.	565	74,013
Joy Global Inc. (e)	1,475	22,028
Northrop Grumman Systems Corp.	539	89,483
Pitney Bowes Inc. (e)	3,110	61,738
		247,262
INFORMATION TECHNOLOGY - 19.4%
Computer Sciences Corp.	1,178	72,307
Corning Inc. (e)	3,579	61,270
Hewlett-Packard Co.	1,940	49,676
Juniper Networks Inc.	3,439	88,404
Linear Technology Corp. (e)	1,646	66,435
Xerox Corp.	5,411	52,652
		390,744
MATERIALS - 1.4%
Freeport-McMoran Inc. - Class B (e)	2,836	27,484
Total Common Stocks (cost $2,237,629)		2,010,868

SHORT TERM INVESTMENTS - 2.9%
Investment Company - 0.7%
JNL Money Market Fund, 0.10% (a) (h)	13,683	13,683
Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	43,922	43,922
Total Short Term Investments (cost $57,605)		57,605
Total Investments - 102.8% (cost $2,295,234)		2,068,473
Other Assets and Liabilities, Net - (2.8%)		(57,074)
Total Net Assets - 100.0%		$2,011,399

JNL/Scout Unconstrained Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.7%
Ally Auto Receivables Trust, 0.68%, 06/15/16	$1,502	$1,502
AmeriCredit Automobile Receivables Trust, 0.61%, 10/10/17	923	923
Banc of America Commercial Mortgage Trust REMIC, 5.37%, 09/10/45 (i)	1,066	1,066
Bank of The West Auto Trust, 1.09%, 10/15/17 (r)	5,285	5,287
Countrywide Asset-Backed Certificates REMIC
0.41%, 10/25/36 (i)	999	988
0.44%, 05/25/37 (i)	1,584	1,510
Hertz Vehicle Financing LLC, 1.12%, 08/25/16 (r)	5,580	5,584
Home Equity Loan Trust REMIC, 5.55%, 11/25/27 (i)	2,759	1,809
Honda Auto Receivables Owner Trust, 0.88%, 07/15/17	4,405	4,399
Huntington Auto Trust, 0.51%, 12/15/15	610	610
IndyMac Home Equity Loan Trust, 0.39%, 10/28/36 (i)	727	720
ML-CFC Commercial Mortgage Trust REMIC, 5.65%, 01/12/16 (i)	2,338	2,351
MSCC Heloc Trust REMIC, 0.29%, 12/25/31 (i)	2,112	2,030
Nissan Auto Receivables Owner Trust, 0.84%, 10/15/16	3,777	3,778
U.S. Airways Pass-Through Trust, 5.90%, 10/01/24	1,552	1,715
Total Non-U.S. Government Agency Asset-Backed Securities (cost $34,410)		34,272

CORPORATE BONDS AND NOTES - 36.5%
CONSUMER DISCRETIONARY - 0.1%
Johnson Controls Inc., 1.40%, 11/02/17	1,125	1,118

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
ENERGY - 5.1%
Anadarko Petroleum Corp., 4.50%, 07/15/44 (e)	1,475	1,313
Apache Corp.
4.75%, 04/15/43	1,070	966
4.25%, 01/15/44	1,475	1,255
BP Capital Markets Plc, 3.51%, 03/17/25	3,625	3,584
Chesapeake Energy Corp.
3.54%, 04/15/19 (e) (i)	2,335	1,658
5.38%, 06/15/21 (e)	3,510	2,343
4.88%, 04/15/22 (e)	2,160	1,409
ConocoPhillips Co., 4.30%, 11/15/44	1,475	1,397
Devon Energy Corp., 5.00%, 06/15/45	1,475	1,337
Ecopetrol SA, 5.38%, 06/26/26	1,875	1,636
Ensco Plc
4.70%, 03/15/21	375	320
5.75%, 10/01/44 (e)	2,650	1,834
Marathon Oil Corp., 5.20%, 06/01/45	2,950	2,489
Noble Holding International Ltd., 3.95%, 03/15/22	1,250	941
Petrobras Global Finance BV
2.43%, 01/15/19 (i)	1,040	718
6.25%, 03/17/24 (e)	10,400	7,592
Petroleos de Venezuela SA
6.00%, 11/15/26	15,670	5,014
5.38%, 04/12/27	6,400	2,045
Petroleos Mexicanos
3.50%, 07/23/20 (e) (r)	3,175	3,078
4.50%, 01/23/26 (r)	1,930	1,779
5.63%, 01/23/46 (r)	1,650	1,351
Transocean Inc.
4.30%, 10/15/22 (l)	1,855	1,145
6.80%, 03/15/38	2,975	1,844
Weatherford International Ltd., 4.50%, 04/15/22	375	303
		47,351
FINANCIALS - 28.1%
AIG Global Funding, 1.65%, 12/15/17 (r)	3,395	3,402
Ally Financial Inc.
3.13%, 01/15/16	8,800	8,767
5.50%, 02/15/17	6,600	6,765
3.60%, 05/21/18	4,075	4,029
American Express Credit Corp., 2.60%, 09/14/20	4,005	4,024
American Honda Finance Corp., 1.20%, 07/14/17	3,775	3,772
American International Group Inc., 5.05%, 10/01/15	4,250	4,250
Bank of America Corp.
1.25%, 01/11/16	10,300	10,315
2.60%, 01/15/19	3,450	3,487
Bank of America NA
1.65%, 03/26/18	2,175	2,174
1.75%, 06/05/18	5,420	5,409
Barclays Plc
2.00%, 03/16/18	3,275	3,273
2.75%, 11/08/19	3,400	3,422
Branch Banking & Trust Co., 1.35%, 10/01/17	3,425	3,424
Capital One NA
1.65%, 02/05/18	3,775	3,747
2.35%, 08/17/18	2,950	2,958
Citigroup Inc.
4.59%, 12/15/15	3,150	3,173
1.35%, 03/10/17	4,150	4,142
1.55%, 08/14/17	14,250	14,266
1.85%, 11/24/17	6,975	7,001
1.80%, 02/05/18	5,375	5,370
CNH Industrial Capital LLC, 3.88%, 07/16/18 (r)	1,150	1,127
Credit Suisse
1.38%, 05/26/17	3,710	3,707
1.75%, 01/29/18	1,780	1,780
1.70%, 04/27/18	4,425	4,410
Daimler Finance North America LLC
1.25%, 01/11/16 (r)	1,299	1,301
1.45%, 08/01/16 (r)	2,700	2,701
2.00%, 08/03/18 (r)	4,640	4,573
Deutsche Bank AG, 1.88%, 02/13/18	3,300	3,289
Ford Motor Credit Co. LLC
4.21%, 04/15/16	7,735	7,857
3.98%, 06/15/16	9,570	9,740
4.25%, 02/03/17	9,312	9,623
2.24%, 06/15/18	2,720	2,712
2.88%, 10/01/18	5,200	5,265
General Electric Capital Corp.
3.35%, 10/17/16	9,219	9,469
1.25%, 05/15/17	4,575	4,600
Goldman Sachs Group Inc.
1.60%, 11/23/15	10,400	10,415
1.50%, 04/30/18 (i)	3,000	3,026
JPMorgan Chase & Co.
3.45%, 03/01/16	14,245	14,399
2.75%, 06/23/20	2,290	2,309
Manufacturers & Traders Trust Co., 1.40%, 07/25/17	5,405	5,395
Morgan Stanley, 3.80%, 04/29/16	14,050	14,280
New York Life Global Funding, 1.45%, 12/15/17 (r)	2,225	2,226
PNC Financial Services Group Inc., 1.85%, 07/20/18	4,350	4,369
Prudential Financial Inc.
5.50%, 03/15/16	2,178	2,223
3.00%, 05/12/16	3,800	3,846
Reliance Standard Life Global Funding II, 2.50%, 01/15/20 (r)	1,600	1,603
Rio Oil Finance Trust, 6.25%, 07/06/24	1,990	1,274
Toyota Motor Credit Corp., 1.45%, 01/12/18	2,125	2,127
UBS AG
1.38%, 06/01/17	2,710	2,705
1.80%, 03/26/18	5,475	5,473
Wells Fargo & Co.
1.40%, 09/08/17	4,875	4,878
0.92%, 04/23/18 (i)	1,800	1,807
		261,679
HEALTH CARE - 0.5%
UnitedHealth Group Inc.
1.45%, 07/17/17	2,175	2,185
1.90%, 07/16/18	2,800	2,830
		5,015
MATERIALS - 1.4%
ArcelorMittal
6.13%, 06/01/18	5,000	4,900
6.13%, 06/01/25	450	364
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23	1,800	1,339
Teck Resources Ltd.
4.75%, 01/15/22	1,866	1,199
3.75%, 02/01/23 (e)	5,195	3,169
Vale Overseas Ltd., 6.88%, 11/21/36 (e)	2,900	2,303
		13,274
TELECOMMUNICATION SERVICES - 0.7%
Verizon Communications Inc., 1.35%, 06/09/17	6,700	6,691

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
UTILITIES - 0.6%
Ipalco Enterprises Inc., 5.00%, 05/01/18	5,050	5,290
Total Corporate Bonds and Notes (cost $347,445)		340,418

GOVERNMENT AND AGENCY OBLIGATIONS - 17.3%
GOVERNMENT SECURITIES - 16.1%
U.S. Treasury Securities - 16.1%
U.S. Treasury Note
1.50%, 02/28/19	14,765	14,982
1.38%, 08/31/20	134,515	134,697
		149,679
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.2%
Federal National Mortgage Association - 1.2%
Federal National Mortgage Association
2.50%, 05/01/23	3,239	3,343
REMIC, 0.56%, 03/25/16	1,923	1,923
REMIC, 1.46%, 04/25/17	4,750	4,788
REMIC, 0.50%, 12/25/17 (i)	1,074	1,075
		11,129
Total Government and Agency Obligations (cost $159,991)		160,808

SHORT TERM INVESTMENTS - 43.8%
Investment Company - 42.7%
JNL Money Market Fund, 0.10% (a) (h)	397,244	397,244
Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	10,107	10,107
Total Short Term Investments (cost $407,351)		407,351
Total Investments - 101.3% (cost $949,197)		942,849
Other Assets and Liabilities, Net - (1.3%)		(11,994)
Total Net Assets - 100.0%		$930,855

JNL/T. Rowe Price Established Growth Fund

COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 27.3%
Airbnb Inc. (c) (f) (p) (q)	85	$7,889
Amazon.com Inc. (c)	665	340,612
AutoZone Inc. (c)	99	71,731
BorgWarner Inc.	905	37,643
Carmax Inc. (c)	748	44,395
Chipotle Mexican Grill Inc. - Class A (c)	80	57,764
Delphi Automotive Plc	327	24,865
HanesBrands Inc.	1,930	55,840
Hilton Worldwide Holdings Inc.	1,212	27,792
Home Depot Inc.	241	27,833
Las Vegas Sands Corp.	573	21,757
Lowe’s Cos. Inc.	984	67,846
Marriott International Inc. - Class A	443	30,219
MGM Resorts International (c)	3,094	57,079
Netflix Inc. (c)	213	21,974
Nike Inc. - Class B	547	67,314
Priceline Group Inc. (c)	174	215,357
Ross Stores Inc.	808	39,183
Royal Caribbean Cruises Ltd.	452	40,278
Starbucks Corp.	1,041	59,159
Tesla Motors Inc. (c) (e)	336	83,553
Tractor Supply Co.	679	57,219
Vipshop Holdings Ltd. - ADR (c) (e)	2,771	46,544
Walt Disney Co. (e)	950	97,070
		1,600,916
CONSUMER STAPLES - 2.2%
Costco Wholesale Corp.	124	17,927
CVS Health Corp.	583	56,219
Estee Lauder Cos. Inc.	336	27,116
Keurig Green Mountain Inc. (e)	509	26,518
		127,780
ENERGY - 0.6%
Concho Resources Inc. (c)	104	10,194
EQT Corp.	171	11,095
Pioneer Natural Resources Co.	117	14,183
		35,472
FINANCIALS - 5.5%
American Tower Corp.	879	77,309
BlackRock Inc.	74	21,983
Crown Castle International Corp.	556	43,836
Intercontinental Exchange Inc.	211	49,583
Morgan Stanley	1,950	61,412
State Street Corp. (e)	574	38,558
TD Ameritrade Holding Corp.	882	28,096
WeWork Co. (c) (f) (p) (q)	17	556
		321,333
HEALTH CARE - 22.0%
Alexion Pharmaceuticals Inc. (c)	720	112,523
Allergan Plc (c)	523	142,048
Anthem Inc.	536	75,096
Biogen Inc. (c)	166	48,470
BioMarin Pharmaceutical Inc. (c)	281	29,556
Bristol-Myers Squibb Co.	963	57,027
Celgene Corp. (c)	881	95,244
CIGNA Corp.	339	45,745
Gilead Sciences Inc.	876	85,979
Humana Inc.	303	54,206
Incyte Corp. (c)	445	49,053
Intuitive Surgical Inc. (c)	163	75,003
McKesson Corp.	434	80,210
Regeneron Pharmaceuticals Inc. (c)	122	56,933
UnitedHealth Group Inc.	599	69,536
Valeant Pharmaceuticals International Inc. (c)	682	121,584
Vertex Pharmaceuticals Inc. (c)	366	38,078
Walgreens Boots Alliance Inc.	647	53,741
		1,290,032
INDUSTRIALS - 10.6%
American Airlines Group Inc.	2,292	88,998
Boeing Co.	765	100,177
Canadian Pacific Railway Ltd.	332	47,694
Danaher Corp.	1,984	169,031
FedEx Corp.	269	38,687
Flowserve Corp. (e)	586	24,124
IHS Inc. - Class A (c)	66	7,679
JB Hunt Transport Services Inc.	70	4,977
Roper Industries Inc.	377	59,107
United Continental Holdings Inc. (c)	627	33,255
Wabtec Corp.	548	48,225
		621,954
INFORMATION TECHNOLOGY - 28.5%
Akamai Technologies Inc. (c)	390	26,933
Alibaba Group Holding Ltd. - ADR (c)	763	44,966
Apple Inc.	1,280	141,184
ASML Holding NV - ADR (e)	168	14,781
Facebook Inc. - Class A (c)	1,797	161,514
Fiserv Inc. (c)	496	42,959

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Google Inc. - Class A (c)	287	183,404
Google Inc. - Class C (c)	275	167,525
LinkedIn Corp. (c)	347	66,032
MasterCard Inc. - Class A	1,806	162,784
Microsoft Corp.	3,811	168,684
Mobileye NV (c) (e)	798	36,288
NetSuite Inc. (c) (e)	249	20,874
Palo Alto Networks Inc. (c)	100	17,200
Pandora Media Inc. (c)	749	15,986
Red Hat Inc. (c)	392	28,184
Salesforce.com Inc. (c)	1,217	84,517
ServiceNow Inc. (c)	470	32,641
Tencent Holdings Ltd.	3,964	66,820
VeriSign Inc. (c) (e)	444	31,315
Visa Inc. - Class A	2,267	157,905
		1,672,496
MATERIALS - 1.3%
Ashland Inc.	346	34,815
Martin Marietta Materials Inc.	135	20,528
Sherwin-Williams Co.	108	24,105
		79,448
Total Common Stocks (cost $4,685,180)		5,749,431

PREFERRED STOCKS - 0.8%
FINANCIALS - 0.1%
WeWork Co. (c) (f) (p) (q)	152	4,997

INFORMATION TECHNOLOGY - 0.7%
Airbnb Inc. - Series D (c) (f) (p) (q)	167	15,531
Dropbox Inc. - Class A (c) (f) (p) (q)	437	8,087
Flipkart Ltd. (c) (f) (p) (q)	10	1,359
Flipkart Ltd. - Series A (c) (f) (p) (q)	3	464
Flipkart Ltd. - Series C (c) (f) (p) (q)	6	819
Flipkart Ltd. - Series E (c) (f) (p) (q)	11	1,523
Flipkart Ltd. - Series G (c) (f) (p) (q)	51	6,937
Flipkart Ltd. - Series H (c) (f) (p) (q)	47	6,441
LivingSocial - Series F (c) (f) (p) (q)	154	14
		41,175
Total Preferred Stocks (cost $37,673)		46,172

SHORT TERM INVESTMENTS - 4.2%
Investment Companies - 1.1%
JNL Money Market Fund, 0.10% (a) (h)	2,000	2,000
T. Rowe Price Reserves Investment Fund, 0.10% (a) (h)	63,563	63,563
		65,563
Securities Lending Collateral - 3.1%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	184,825	184,825
Total Short Term Investments (cost $250,388)		250,388
Total Investments - 103.0% (cost $4,973,241)		6,045,991
Other Assets and Liabilities, Net - (3.0%)		(177,657)
Total Net Assets - 100.0%		$5,868,334

JNL/T. Rowe Price Mid-Cap Growth Fund

COMMON STOCKS - 92.2%
CONSUMER DISCRETIONARY - 16.3%
ARAMARK Corp.	758	$22,467
AutoZone Inc. (c)	70	50,668
BorgWarner Inc.	552	22,958
Carmax Inc. (c)	1,000	59,320
Chipotle Mexican Grill Inc. - Class A (c)	14	10,083
Choice Hotels International Inc.	414	19,727
Coupons.com Inc. (c) (e)	425	3,828
Dollar General Corp.	483	34,989
HanesBrands Inc. (e)	1,103	31,921
Harley-Davidson Inc. (e)	269	14,768
Harman International Industries Inc.	138	13,247
L Brands Inc.	310	27,940
Marriott International Inc. - Class A (e)	345	23,529
MGM Resorts International (c)	690	12,730
Michaels Cos. Inc. (c) (e)	793	18,318
Norwegian Cruise Line Holdings Ltd. (c)	1,047	59,993
O’Reilly Automotive Inc. (c)	207	51,750
PVH Corp.	172	17,534
Royal Caribbean Cruises Ltd. (e)	241	21,471
Tesla Motors Inc. (c) (e)	28	6,955
TripAdvisor Inc. (c)	207	13,045
Wolverine World Wide Inc. (e)	275	5,951
		543,192
CONSUMER STAPLES - 2.7%
Blue Buffalo Pet Products Inc. (c) (e)	75	1,343
Rite Aid Corp. (c)	3,791	23,012
Sprouts Farmers Market Inc. (c) (e)	689	14,538
TreeHouse Foods Inc. (c)	172	13,380
WhiteWave Foods Co. - Class A (c)	620	24,893
Whole Foods Market Inc.	414	13,103
		90,269
ENERGY - 2.4%
Cimarex Energy Co.	137	14,040
Concho Resources Inc. (c)	206	20,250
EQT Corp.	403	26,102
Pioneer Natural Resources Co.	69	8,393
Range Resources Corp. (e)	343	11,017
		79,802
FINANCIALS - 11.1%
CBOE Holdings Inc.	551	36,961
E*TRADE Financial Corp. (c)	414	10,901
FNF Group	1,380	48,949
HCC Insurance Holdings Inc.	548	42,454
Intercontinental Exchange Inc.	150	35,248
Jones Lang LaSalle Inc.	207	29,760
LPL Financial Holdings Inc. (e)	483	19,209
MSCI Inc. - Class A	586	34,844
Oaktree Capital Group LLC - Class A	152	7,524
Progressive Corp.	1,071	32,815
TD Ameritrade Holding Corp.	966	30,757
WeWork Co. (c) (f) (p) (q)	89	2,937
Willis Group Holdings Plc	895	36,668
		369,027
HEALTH CARE - 16.6%
Agilent Technologies Inc.	966	33,163
Alkermes Plc (c)	724	42,477
Alnylam Pharmaceuticals Inc. (c)	69	5,545
Baxalta Inc.	711	22,404
Bruker Corp. (c)	1,296	21,293
Catalent Inc. (c)	906	22,016
Cooper Cos. Inc.	255	37,959
Dentsply International Inc.	690	34,893
Envision Healthcare Holdings Inc. (c)	469	17,255
Henry Schein Inc. (c)	276	36,631
Hologic Inc. (c)	393	15,378
Idexx Laboratories Inc. (c)	345	25,616
Illumina Inc. (c)	76	13,362
IMS Health Holdings Inc. (c)	621	18,071

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Incyte Corp. (c)	242	26,700
Intuitive Surgical Inc. (c)	93	42,741
Mallinckrodt Plc (c)	69	4,412
MEDNAX Inc. (c)	345	26,493
Mettler-Toledo International Inc. (c)	31	8,827
Teleflex Inc. (e)	345	42,852
Universal Health Services Inc. - Class B	138	17,224
Veeva Systems Inc. - Class A (c) (e)	414	9,692
Vertex Pharmaceuticals Inc. (c)	138	14,371
West Pharmaceutical Services Inc.	211	11,408
		550,783
INDUSTRIALS - 17.6%
Acuity Brands Inc.	124	21,772
Allegion Plc	517	29,810
AMETEK Inc.	627	32,805
Colfax Corp. (c) (e)	496	14,835
DigitalGlobe Inc. (c)	758	14,417
Equifax Inc.	414	40,233
Fastenal Co. (e)	145	5,308
IDEX Corp.	578	41,211
IHS Inc. - Class A (c)	483	56,028
JB Hunt Transport Services Inc.	241	17,207
Kansas City Southern	285	25,901
Manpower Inc.	241	19,735
Nordson Corp.	103	6,483
Rexnord Corp. (c)	486	8,254
Roper Industries Inc.	276	43,249
Sensata Technologies Holding NV (c)	826	36,625
Textron Inc.	1,379	51,906
Towers Watson & Co.	207	24,298
TransUnion LLC (c)	207	5,205
Verisk Analytics Inc. - Class A (c)	483	35,699
WABCO Holdings Inc. (c)	103	10,797
Waste Connections Inc.	552	26,816
Xylem Inc.	516	16,951
		585,545
INFORMATION TECHNOLOGY - 19.4%
Akamai Technologies Inc. (c)	382	26,381
Altera Corp.	503	25,190
Atlassian Corp. - Series 1 (c) (f) (p) (q)	38	722
Atlassian Corp. - Series 2 (c) (f) (p) (q)	102	1,933
Atlassian Corp. - Class A (c) (f) (p) (q)	15	283
Atlassian Corp. - Class A (c) (f) (p) (q)	78	1,480
Atlassian Corp. - Class A (c) (f) (p) (q)	22	411
Atmel Corp.	2,344	18,916
Cognex Corp.	207	7,115
CoreLogic Inc. (c)	739	27,498
Dropbox Inc. (c) (f) (p) (q)	42	785
FactSet Research Systems Inc.	110	17,579
FEI Co.	289	21,109
Fidelity National Information Services Inc.	345	23,143
Fiserv Inc. (c)	966	83,665
Fortinet Inc. (c)	138	5,862
Gartner Inc. - Class A (c)	276	23,165
Global Payments Inc.	414	47,498
GrubHub Inc. (c) (e)	196	4,771
Guidewire Software Inc. (c)	48	2,524
Keysight Technologies Inc. (c)	1,034	31,889
LinkedIn Corp. - Class A (c)	34	6,464
Lumentum Holdings Inc. (c)	219	3,712
Microchip Technology Inc. (e)	724	31,197
Mobileye NV (c) (e)	254	11,552
NetSuite Inc. (c) (e)	65	5,453
Palo Alto Networks Inc. (c)	48	8,256
Rackspace Hosting Inc. (c)	357	8,798
Red Hat Inc. (c)	586	42,122
ServiceNow Inc. (c)	124	8,612
SS&C Technologies Holdings Inc.	276	19,331
Trimble Navigation Ltd. (c)	207	3,399
Vantiv Inc. - Class A (c)	827	37,149
VeriSign Inc. (c) (e)	689	48,616
Viavi Solutions Inc. (c)	550	2,954
Workday Inc. - Class A (c)	48	3,305
Xilinx Inc.	380	16,112
Zillow Group Inc. - Class A (c) (e)	206	5,918
Zillow Group Inc. - Class C (c) (e)	413	11,151
		646,020
MATERIALS - 4.7%
Ashland Inc.	161	16,200
Ball Corp.	412	25,626
Celanese Corp. - Class A	283	16,745
Cytec Industries Inc.	203	14,992
Franco-Nevada Corp. (e)	695	30,594
Martin Marietta Materials Inc.	172	26,135
RPM International Inc.	620	25,972
		156,264
TELECOMMUNICATION SERVICES - 1.3%
T-Mobile US Inc. (c)	1,103	43,910

UTILITIES - 0.1%
Atmos Energy Corp.	59	3,439
Total Common Stocks (cost $2,448,812)		3,068,251

PREFERRED STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.0%
LivingSocial (c) (f) (p) (q)	719	57

FINANCIALS - 0.3%
WeWork Co. - Series D-1 (c) (f) (p) (q)	156	5,118
WeWork Co. - Series D-2 (c) (f) (p) (q)	122	4,021
		9,139
INFORMATION TECHNOLOGY - 0.2%
Atlassian Corp. (c) (f) (p) (q)	75	1,430
Dropbox Inc. - Series A-1 (c) (f) (p) (q) (v)	258	4,786
Dropbox Inc. - Series A (c) (f) (p) (q) (v)	53	974
		7,190
Total Preferred Stocks (cost $12,706)		16,386

SHORT TERM INVESTMENTS - 13.3%
Investment Companies - 7.2%
JNL Money Market Fund, 0.10% (a) (h)	3,000	3,000
T. Rowe Price Reserves Investment Fund, 0.10% (a) (h)	238,417	238,417
		241,417
Securities Lending Collateral - 6.1%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	202,390	202,390
Total Short Term Investments (cost $443,807)		443,807
Total Investments - 106.0% (cost $2,905,325)		3,528,444
Other Assets and Liabilities, Net - (6.0%)		(200,874)
Total Net Assets - 100.0%		$3,327,570

See accompanying Notes to Schedules of Investments.

JNL/T. Rowe Price Short-Term Bond Fund

	Shares/Par (†)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 29.3%
Ally Auto Receivables Trust
0.75%, 06/20/16	$2,775	$2,774
3.15%, 08/15/16 (r)	960	971
Ally Master Owner Trust
1.00%, 02/15/16	580	580
1.29%, 01/15/17	2,065	2,067
1.63%, 05/15/18	8,755	8,754
American Express Credit Account Master Trust
1.07%, 10/15/15 (r)	770	770
1.26%, 06/15/17	2,775	2,785
AmeriCredit Automobile Receivables Trust
1.52%, 03/15/17	915	916
0.96%, 04/09/18	484	485
1.19%, 05/08/18	2,560	2,562
1.60%, 07/08/19	2,305	2,309
1.26%, 11/08/19	5,560	5,554
1.27%, 01/08/20	2,945	2,948
ARI Fleet Lease Trust
0.81%, 12/15/16 (r)	2,073	2,072
1.11%, 11/15/18 (r)	3,585	3,578
1.67%, 09/15/23 (r)	3,780	3,798
Ascentium Equipment Receivables LLC, 1.15%, 07/10/17 (r)	2,030	2,033
Banc of America Commercial Mortgage Trust REMIC
5.45%, 09/10/16	190	195
5.95%, 05/10/45 (i)	5,209	5,259
5.37%, 09/10/45 (i)	571	571
5.63%, 07/10/46	1,599	1,626
Bank of America Corp. REMIC, 6.00%, 08/10/17 (i)	160	171
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.54%, 07/11/16	1,111	1,133
5.54%, 09/12/16	2,241	2,304
5.75%, 12/11/16	387	387
5.20%, 12/11/38	4,412	4,554
5.70%, 06/13/50	229	230
BMW Vehicle Owner Trust REMIC, 1.50%, 06/25/18	1,050	1,057
Capital Auto Receivables Asset Trust
1.39%, 10/15/17	710	711
1.09%, 03/20/18	6,860	6,855
1.26%, 05/21/18	4,790	4,795
1.32%, 06/20/18	2,310	2,314
1.73%, 08/15/18	1,475	1,478
1.48%, 11/20/18	1,060	1,061
2.22%, 01/22/19	645	652
1.94%, 01/21/20	2,380	2,399
CarMax Auto Owner Trust
1.69%, 08/15/19	325	327
1.38%, 11/15/19	1,920	1,924
1.93%, 11/15/19	460	461
1.37%, 03/16/20	2,560	2,566
CCG Receivables Trust
1.46%, 11/14/18 (r)	2,850	2,854
1.06%, 11/15/21 (r)	1,371	1,368
Citibank Credit Card Issuance Trust, 1.02%, 02/22/17	5,020	5,025
Citigroup Commercial Mortgage Trust
1.64%, 07/10/20	3,890	3,899
REMIC, 1.20%, 12/10/18	941	925
REMIC, 1.24%, 03/10/19	1,634	1,629
REMIC, 1.39%, 06/10/19	1,000	998
REMIC, 1.49%, 09/10/19	506	505
REMIC, 1.35%, 11/10/19	1,737	1,732
REMIC, 1.65%, 04/15/20	1,396	1,400
REMIC, 1.64%, 08/10/20	1,855	1,861
CNH Equipment Trust
1.05%, 05/15/18	2,640	2,635
REMIC, 1.37%, 12/17/18	4,350	4,362
REMIC, 1.66%, 11/16/20	3,420	3,441
CNH Wholesale Master Note Trust, 0.81%, 08/15/16 (i) (r)	2,275	2,271
COMM Mortgage Trust
1.60%, 04/10/20 (f)	2,830	2,830
REMIC, 1.04%, 02/13/17 (i) (r)	1,280	1,274
REMIC, 1.22%, 10/10/18	4,445	4,439
REMIC, 1.37%, 11/10/18	2,717	2,715
REMIC, 1.28%, 12/10/18	1,193	1,186
REMIC, 1.44%, 05/15/19	1,513	1,493
REMIC, 1.65%, 06/12/20	2,775	2,783
REMIC, 1.74%, 07/10/20	2,551	2,568
Commercial Mortgage Pass-Through Certificates REMIC
1.30%, 12/10/18	1,206	1,198
1.26%, 01/10/19	1,734	1,727
1.42%, 07/10/19	2,209	2,179
1.45%, 08/10/19	1,654	1,654
1.32%, 09/10/19	879	864
1.67%, 11/13/19	5,785	5,796
Commercial Mortgage Trust REMIC
1.31%, 11/10/18	588	586
1.38%, 12/10/18	1,210	1,208
1.49%, 08/10/19	629	630
1.57%, 10/10/19	933	935
CSAIL Commercial Mortgage Trust REMIC
1.45%, 10/18/19	6,540	6,547
1.68%, 10/18/19	641	645
1.72%, 05/15/20	2,440	2,452
CSMC Trust REMIC, 1.01%, 04/15/16 (i) (r)	675	672
DB Master Finance LLC, 3.26%, 02/20/19 (r)	5,706	5,740
Diamond Resorts Owner Trust
2.27%, 05/20/26 (r)	1,142	1,148
2.54%, 05/20/27 (r)	1,963	1,983
REMIC, 2.73%, 07/20/27 (r)	3,882	3,918
Discover Card Execution Note Trust, 1.39%, 10/16/17	4,865	4,893
Dominos Pizza Master Issuer LLC, 5.22%, 01/25/19 (r)	3,788	3,901
Elara HGV Timeshare Issuer LLC, 2.53%, 02/25/27 (r)	1,185	1,186
Enterprise Fleet Financing LLC
0.68%, 10/20/15 (r)	512	512
1.06%, 05/20/16 (r)	816	816
0.87%, 12/20/16 (r)	916	915
1.05%, 08/21/17 (r)	7,083	7,071
1.30%, 11/20/17 (r)	3,475	3,471
1.59%, 04/20/18 (r)	4,440	4,454
Exeter Automobile Receivables Trust, 1.06%, 08/15/18 (r)	257	257
Fannie Mae Connecticut Avenue Securities
1.69%, 07/25/19 (i)	1,310	1,313
1.69%, 07/25/19 (i)	2,908	2,916
Ford Credit Auto Lease Trust
1.23%, 04/15/16	2,010	2,011
1.01%, 05/15/16	299	299
1.51%, 05/15/16	1,375	1,378
1.28%, 06/15/16	1,565	1,566
1.10%, 11/15/17	1,975	1,976
1.31%, 08/15/18	1,465	1,471

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Ford Credit Auto Owner Trust
1.06%, 05/15/19	2,975	2,978
1.16%, 11/15/19	2,890	2,888
1.41%, 02/15/20	2,830	2,838
Ford Credit Floorplan Master Owner Trust
1.40%, 08/15/17	3,595	3,602
1.42%, 01/15/18	3,075	3,093
Fosse Master Issuer Plc, 1.69%, 10/18/54 (i) (r)	947	948
GE Dealer Floorplan Master Note Trust
0.66%, 10/20/15 (i)	2,160	2,160
0.62%, 04/20/16 (i)	4,635	4,630
0.60%, 07/20/17 (i)	5,835	5,794
0.67%, 10/20/17 (i)	3,615	3,596
GE Equipment Midticket LLC, 0.78%, 01/22/16	1,366	1,366
GE Equipment Small Ticket LLC, 0.95%, 12/24/16 (r)	4,995	4,998
GE Equipment Transportation LLC
1.48%, 01/23/18	845	845
1.28%, 02/25/19	998	1,002
GMF Floorplan Owner Revolving Trust, 1.65%, 05/15/18 (r)	2,120	2,131
GreatAmerica Leasing Receivables Funding LLC, 0.89%, 01/15/17 (r)	2,905	2,906
Greenwich Capital Commercial Funding Corp. REMIC, 6.01%, 06/10/16 (i)	3,386	3,426
GS Mortgage Securities Trust REMIC
5.55%, 12/10/15 (i)	1,661	1,661
1.21%, 04/10/18	923	922
1.29%, 05/10/19	1,288	1,283
1.53%, 12/12/19	2,303	2,307
1.59%, 04/10/20	2,518	2,524
2.49%, 07/25/44 (i) (r)	935	935
1.51%, 09/10/47	2,285	2,284
GSMS Mortgage Securities Trust REMIC, 1.34%, 04/10/24	2,637	2,621
Hilton Grand Vacations Trust, 1.77%, 11/25/26 (r)	1,765	1,746
Honda Auto Receivables Owner Trust
0.99%, 10/16/17	2,560	2,559
1.05%, 12/15/17	2,555	2,556
Hyundai Auto Lease Securitization Trust
1.26%, 09/17/18 (r)	1,630	1,636
1.65%, 08/15/19 (r)	4,385	4,415
Hyundai Auto Lease Securitization Trust 2015-B, 1.40%, 12/15/17 (r)	2,425	2,429
Hyundai Auto Receivables Trust
3.51%, 11/15/17	6,830	6,838
1.05%, 04/15/19	2,200	2,197
John Deere Owner Trust
0.60%, 04/15/16	2,503	2,502
1.32%, 05/15/18	1,200	1,203
JPMBB Commercial Mortgage Securities Trust REMIC
1.26%, 07/15/18	1,730	1,732
1.27%, 01/15/19	1,400	1,400
1.32%, 03/15/19	982	982
1.45%, 06/15/19	699	699
1.65%, 08/15/19	968	971
1.54%, 09/15/19	427	427
1.60%, 10/15/19	4,425	4,430
1.41%, 12/15/19	2,119	2,113
1.45%, 01/15/20	5,082	5,068
1.63%, 04/15/20	1,540	1,541
1.74%, 04/15/20	6,042	6,065
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
1.27%, 03/15/19	1,296	1,295
5.48%, 12/12/44 (i)	692	695
6.10%, 04/15/45 (i)	2,280	2,333
JPMorgan Mortgage Trust REMIC, 2.68%, 07/25/35 (i)	166	166
Kubota Credit Owner Trust
0.58%, 02/15/17 (r)	1,052	1,052
REMIC, 1.54%, 03/15/19 (r)	4,365	4,370
Lanark Master Issuer Plc REMIC, 0.83%, 12/22/54 (i) (r)	4,520	4,511
LB-UBS Commercial Mortgage Trust REMIC, 4.57%, 01/15/31	69	70
Mercedes-Benz Auto Lease Trust
0.62%, 07/15/16	438	438
1.10%, 12/15/16	5,080	5,085
Mercedes-Benz Auto Receivables Trust, 1.34%, 10/15/18	4,440	4,459
Mercedes-Benz Master Owner Trust, 0.79%, 11/16/15 (r)	9,925	9,926
Merrill Lynch Mortgage Trust REMIC, 5.78%, 08/12/43 (i)	1,125	1,158
MMAF Equipment Finance LLC
0.87%, 01/08/19 (r)	6,215	6,204
1.39%, 10/16/19 (r)	1,660	1,659
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
1.31%, 08/15/18	1,232	1,228
1.25%, 11/15/18	948	944
1.29%, 03/15/19	922	918
1.55%, 06/15/19	1,585	1,584
1.69%, 07/15/19	1,451	1,458
1.57%, 09/15/19	2,893	2,900
1.71%, 07/15/20	2,271	2,283
Morgan Stanley Capital I Inc., 1.64%, 07/15/20	2,760	2,775
Morgan Stanley Capital I Trust REMIC, 5.73%, 07/12/44 (i)	1,877	1,901
Motor Plc, 0.67%, 08/25/21 (i) (r)	979	979
MVW Owner Trust
2.25%, 10/20/24 (r)	1,569	1,569
2.15%, 04/22/30 (r)	502	503
2.52%, 12/20/32 (r)	4,490	4,523
Nissan Auto Lease Trust
0.75%, 12/15/15	319	319
1.40%, 08/15/17	4,370	4,393
Nissan Auto Receivables Owner Trust
1.34%, 12/17/18	4,440	4,461
1.11%, 05/15/19	1,155	1,155
Nissan Master Owner Trust Receivables, 1.44%, 01/15/18	3,025	3,026
RSB Bondco LLC, 5.72%, 04/01/16	822	822
SBA Tower Trust REMIC
2.93%, 12/15/17 (r)	7,540	7,655
2.24%, 04/16/18 (r)	2,925	2,906
3.60%, 04/16/18 (r)	2,270	2,280
Sequoia Mortgage Trust REMIC, 2.18%, 02/25/40 (i)	12	12
Sierra Receivables Funding Co. LLC
2.07%, 03/20/30 (r)	1,511	1,520
2.40%, 03/20/32 (r)	3,001	3,016
Sierra Timeshare Receivables Funding LLC
2.20%, 05/20/21 (r)	849	853
2.05%, 06/20/31 (r)	1,152	1,161
2.30%, 10/20/31 (r)	1,540	1,549
2.43%, 06/20/32 (r)	3,154	3,145
SMART Trust
0.84%, 10/14/15	26	26
1.59%, 12/14/15 (r)	409	409
0.95%, 03/14/17	4,032	4,021
0.97%, 03/14/17	592	592
0.99%, 08/14/17	2,175	2,174

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
1.18%, 02/14/19	1,165	1,154
Structured Asset Securities Corp. REMIC, 2.49%, 09/25/33 (i)	337	336
SunTrust Auto Receivables Trust, 1.42%, 04/16/18 (r)	4,345	4,314
Synchrony Credit Card Master Note Trust
1.61%, 11/15/17	5,310	5,329
1.69%, 03/15/18	3,550	3,567
1.60%, 04/16/18	4,360	4,376
Towd Point Mortgage Trust REMIC, 2.75%, 02/25/23 (f) (i) (r)	3,775	3,774
Toyota Auto Receivables Owner Trust
1.44%, 04/15/20	650	653
1.69%, 12/15/20	2,280	2,300
Volkswagen Auto Loan Enhanced Trust, 1.39%, 05/20/18	4,745	4,713
Volkswagen Credit Auto Master Trust, 1.40%, 07/20/17 (r)	4,095	4,079
Volvo Financial Equipment LLC, 0.82%, 04/16/18 (r)	1,850	1,847
Wells Fargo Commercial Mortgage Trust REMIC
1.57%, 10/18/19	1,311	1,317
1.44%, 11/15/19	3,641	3,640
1.73%, 02/15/20	3,992	4,011
1.53%, 02/18/20	1,849	1,849
1.45%, 02/15/48	1,925	1,921
3.02%, 07/15/58	3,900	4,047
Wells Fargo Mortgage Backed Securities Trust REMIC
2.73%, 06/25/34 (i)	120	121
2.64%, 04/25/35 (i)	1,014	1,017
Wells Fargo-RBS Commercial Mortgage Trust, 1.47%, 12/17/19	3,427	3,419
Wendys Funding LLC, 3.37%, 06/15/45 (r)	8,020	8,058
WF-RBS Commercial Mortgage Trust REMIC
1.19%, 12/15/18	1,455	1,451
1.28%, 02/15/19	2,242	2,241
1.41%, 08/15/47	2,534	2,529
1.39%, 11/15/47	295	294
1.48%, 09/15/57	1,651	1,650
1.66%, 10/14/57	732	735
Wheels SPV 2 LLC, 0.84%, 05/20/17 (r)	1,570	1,566
Wheels SPV LLC, 1.27%, 04/20/18 (r)	1,165	1,162
World Omni Auto Receivables Trust, 1.34%, 05/15/20	1,125	1,128
World Omni Automobile Lease Securitization Trust, 1.37%, 01/15/20	895	899
World Omni Master Owner Trust, 0.56%, 02/16/16 (i) (r)	7,440	7,438
Total Non-U.S. Government Agency Asset- Backed Securities (cost $540,879)		539,130

CORPORATE BONDS AND NOTES - 44.0%
CONSUMER DISCRETIONARY - 3.4%
AutoZone Inc.
5.50%, 11/15/15	955	961
1.30%, 01/13/17	2,490	2,493
Brinker International Inc., 2.60%, 05/15/18	1,455	1,466
Carnival Corp., 1.20%, 02/05/16	2,075	2,077
CCO Safari II LLC, 3.58%, 07/23/20 (r)	2,875	2,854
Dollar General Corp., 4.13%, 07/15/17	4,540	4,681
GLP Capital LP, 4.38%, 11/01/18	3,600	3,627
Interpublic Group of Cos. Inc., 2.25%, 11/15/17	6,160	6,175
INVISTA Finance LLC, 4.25%, 10/15/19 (r)	3,795	3,662
Lowe’s Cos. Inc., 0.94%, 09/14/18 (i)	1,145	1,149
Mohawk Industries Inc., 6.13%, 01/15/16 (k)	5,030	5,097
Newell Rubbermaid Inc., 2.05%, 12/01/17 (e)	960	962
Nissan Motor Acceptance Corp., 1.95%, 09/12/17 (e) (r)	4,015	4,061
Omnicom Group Inc., 4.45%, 08/15/20 (e)	3,845	4,153
Thomson Reuters Corp.
0.88%, 05/23/16	6,505	6,499
1.30%, 02/23/17	1,935	1,931
Time Warner Cable Inc., 8.25%, 04/01/19	4,550	5,308
Whirlpool Corp.
1.35%, 03/01/17	1,045	1,045
1.65%, 11/01/17	1,565	1,570
Wyndham Worldwide Corp., 2.95%, 03/01/17	3,195	3,234
		63,005
CONSUMER STAPLES - 2.0%
Bunge Ltd. Finance Corp., 3.20%, 06/15/17	6,640	6,764
CVS Caremark Corp., 1.20%, 12/05/16	1,765	1,769
CVS Health Corp., 1.90%, 07/20/18 (e)	4,780	4,812
Heineken NV, 1.40%, 10/01/17 (e) (r)	2,565	2,564
HJ Heinz Co., 2.00%, 07/02/18 (r)	6,765	6,775
Imperial Tobacco Finance Plc, 2.05%, 02/11/18 (r)	6,995	6,992
Kroger Co., 1.20%, 10/17/16	1,315	1,316
Reynolds American Inc.
1.05%, 10/30/15	1,035	1,035
2.30%, 06/12/18	2,570	2,598
Tyson Foods Inc., 2.65%, 08/15/19	2,165	2,181
WM Wrigley Jr. Co., 1.40%, 10/21/16 (r)	785	787
		37,593
ENERGY - 8.3%
Anadarko Petroleum Corp.
5.95%, 09/15/16	1,910	1,985
6.38%, 09/15/17	6,615	7,138
BG Energy Capital Plc, 2.88%, 10/15/16 (r)	7,300	7,421
Cameron International Corp.
1.15%, 12/15/16	620	618
1.40%, 06/15/17	2,265	2,250
Canadian Natural Resources Ltd., 5.70%, 05/15/17	4,010	4,232
China Shenhua Overseas Capital Co. Ltd.
2.50%, 01/20/18	4,475	4,475
3.13%, 01/20/20 (e)	5,900	5,894
CNOOC Finance 2013 Ltd., 1.13%, 05/09/16	1,831	1,829
CNOOC Nexen Finance 2014 ULC, 1.63%, 04/30/17	1,835	1,832
Columbia Pipeline Group Inc., 2.45%, 06/01/18 (r)	1,520	1,523
Continental Resources Inc., 7.13%, 04/01/21	3,870	3,981
DCP Midstream LLC, 5.38%, 10/15/15 (r)	3,310	3,312
DCP Midstream Operating LP
3.25%, 10/01/15	2,850	2,850
2.50%, 12/01/17 (e)	4,640	4,255
Delek & Avner Tamar Bond Ltd., 2.80%, 12/30/16 (r)	1,245	1,243
Ecopetrol SA, 4.25%, 09/18/18	4,115	4,156
Enbridge Inc.
0.93%, 10/01/16 (i)	5,230	5,204
0.78%, 06/02/17 (e) (i)	1,580	1,552
Energy Transfer Partners LP, 6.70%, 07/01/18	1,465	1,608
EnLink Midstream Partners LP, 2.70%, 04/01/19	630	623
Enterprise Products Operating LLC, 2.55%, 10/15/19	1,425	1,421
Exxon Mobil Corp.
1.31%, 03/06/18 (e)	5,805	5,818
0.70%, 03/06/22 (i)	8,240	8,198
Kinder Morgan Energy Partners LP, 3.50%, 03/01/16	1,525	1,539

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Kinder Morgan Inc., 2.00%, 12/01/17	805	799
Korea National Oil Corp., 4.00%, 10/27/16 (r)	1,725	1,776
Marathon Oil Corp., 0.90%, 11/01/15	4,570	4,569
Murphy Oil Corp., 2.50%, 12/01/17 (e) (l)	6,955	6,791
Nabors Industries Inc., 2.35%, 09/15/16 (e)	1,730	1,709
Noble Holding International Ltd., 3.05%, 03/01/16	4,295	4,265
ONEOK Partners LP
3.25%, 02/01/16	7,010	7,041
3.20%, 09/15/18 (e)	270	271
Petroleos Mexicanos
3.50%, 07/18/18	2,230	2,255
3.13%, 01/23/19	565	553
3.50%, 07/23/20 (e) (r)	1,390	1,347
Pioneer Natural Resources Co., 5.88%, 07/15/16	7,238	7,486
Plains Exploration & Production Co.
6.13%, 06/15/19	550	512
6.50%, 11/15/20	3,921	3,527
Rowan Cos. Inc., 5.00%, 09/01/17	995	976
SESI LLC
6.38%, 05/01/19	4,245	4,229
7.13%, 12/15/21 (e)	3,995	3,920
Southwestern Energy Co., 3.30%, 01/23/18 (l)	960	943
Tennessee Gas Pipeline Co. LLC, 8.00%, 02/01/16	4,960	5,065
TransCanada PipeLines Ltd., 1.01%, 06/30/16 (i)	5,985	5,982
Transocean Inc.
5.05%, 12/15/16 (e) (l)	1,285	1,269
3.00%, 10/15/17 (e) (l)	2,040	1,846
		152,088
FINANCIALS - 18.7%
Aflac Inc., 2.65%, 02/15/17	645	659
AIA Group Ltd., 2.25%, 03/11/19 (r)	1,086	1,087
American Campus Communities Operating Partnership, 3.35%, 10/01/20	1,565	1,584
American Express Co., 0.92%, 05/22/18 (i)	7,075	7,066
ANZ National International Ltd., 1.85%, 10/15/15 (r)	5,455	5,458
Bank of America Corp.
1.50%, 10/09/15	435	435
1.25%, 01/11/16	5,045	5,052
1.70%, 08/25/17 (e)	1,155	1,158
5.65%, 05/01/18	1,400	1,527
Bank of America NA, 1.75%, 06/05/18	3,635	3,627
Bank of Tokyo-Mitsubishi UFJ Ltd., 1.55%, 09/09/16 (e) (r)	5,935	5,961
Banque Federative du Credit Mutuel SA
1.70%, 01/20/17 (r)	4,140	4,158
2.50%, 10/29/18 (r)	4,075	4,140
Barclays Bank Plc
5.00%, 09/22/16	2,655	2,754
6.05%, 12/04/17 (r)	6,620	7,159
BB&T Corp., 1.20%, 06/15/18 (i)	2,115	2,124
BPCE SA
1.63%, 01/26/18	4,461	4,481
2.50%, 12/10/18	4,080	4,153
Capital One Bank USA NA, 1.15%, 11/21/16	1,200	1,197
Citigroup Inc.
1.55%, 08/14/17 (e)	8,420	8,429
1.85%, 11/24/17	1,645	1,651
1.80%, 02/05/18	1,425	1,424
CNA Financial Corp., 6.50%, 08/15/16	4,820	5,037
Credit Suisse, 1.38%, 05/26/17	5,805	5,800
Daimler Finance North America LLC
1.13%, 03/10/17 (r)	5,590	5,551
1.16%, 08/01/18 (i) (r)	3,745	3,730
Discover Bank
2.00%, 02/21/18	360	358
7.00%, 04/15/20	4,490	5,206
Discover Financial Services, 6.45%, 06/12/17	835	899
DNB Bank ASA, 3.20%, 04/03/17 (r)	4,890	5,017
ERP Operating LP, 5.13%, 03/15/16 (e)	4,000	4,074
Fidelity National Financial Inc., 6.60%, 05/15/17	4,350	4,650
Fifth Third Bancorp, 3.63%, 01/25/16	2,730	2,754
Fifth Third Bank
1.15%, 11/18/16 (e)	2,855	2,856
1.35%, 06/01/17	2,960	2,959
Ford Motor Credit Co. LLC
3.00%, 06/12/17	4,470	4,541
1.68%, 09/08/17 (e)	7,310	7,262
General Electric Capital Corp., 0.99%, 04/02/18 (i)	8,150	8,190
General Motors Financial Co. Inc.
4.75%, 08/15/17	3,740	3,880
3.15%, 01/15/20	4,705	4,660
Goldman Sachs Group Inc.
1.60%, 11/23/15 (e)	1,078	1,079
6.25%, 09/01/17 (e)	8,888	9,666
6.15%, 04/01/18	1,780	1,960
2.75%, 09/15/20 (e)	1,090	1,096
HBOS Plc, 6.75%, 05/21/18 (r)	5,360	5,908
HPHT Finance 15 Ltd., 2.25%, 03/17/18 (r)	1,548	1,541
HSBC Bank Plc, 0.96%, 05/15/18 (i) (r)	4,875	4,865
Hyundai Capital America
1.63%, 10/02/15 (r)	1,870	1,870
1.88%, 08/09/16 (r)	2,970	2,984
1.45%, 02/06/17 (r)	1,845	1,844
Hyundai Capital Services Inc.
4.38%, 07/27/16 (r)	5,345	5,479
3.50%, 09/13/17 (r)	1,725	1,778
Intercontinental Exchange Group Inc., 2.50%, 10/15/18	1,375	1,403
International Lease Finance Corp., 2.29%, 06/15/16 (i)	3,475	3,458
Itau Unibanco Holding SA, 2.85%, 05/26/18 (r)	2,280	2,143
JPMorgan Chase & Co., 2.00%, 08/15/17	8,560	8,631
Kilroy Realty LP, 5.00%, 11/03/15	3,425	3,436
Legg Mason Inc., 2.70%, 07/15/19	635	639
Lloyds Bank Plc, 2.30%, 11/27/18	2,350	2,377
Manufacturers & Traders Trust Co., 1.25%, 01/30/17	5,705	5,704
Marsh & McLennan Cos. Inc., 2.55%, 10/15/18	1,655	1,692
McGraw-Hill Financial Inc., 2.50%, 08/15/18 (r)	780	786
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	1,805	1,959
6.88%, 04/25/18	2,500	2,794
Metropolitan Life Global Funding I
1.30%, 04/10/17 (e) (r)	5,155	5,169
1.50%, 01/10/18 (e) (r)	3,440	3,435
Mizuho Bank Ltd., 1.70%, 09/25/17 (r)	3,255	3,254
Morgan Stanley
1.58%, 04/25/18 (i)	5,755	5,836
1.14%, 01/24/19 (e) (i)	10,550	10,556
National Bank of Canada, 1.45%, 11/07/17	8,005	7,982
Nationwide Building Society, 2.35%, 01/21/20 (r)	2,545	2,550
Nordea Bank AB
0.88%, 05/13/16 (r)	10,140	10,140
1.88%, 09/17/18 (r)	2,040	2,043
PNC Bank NA, 1.15%, 11/01/16	2,845	2,847
Principal Financial Group Inc., 1.85%, 11/15/17	980	986

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Principal Life Global Funding II, 2.20%, 04/08/20 (r)	3,305	3,302
Regions Bank, 7.50%, 05/15/18	961	1,077
Regions Financial Corp., 2.00%, 05/15/18	4,740	4,737
Santander Bank NA, 2.00%, 01/12/18	1,010	1,007
Standard Chartered Plc, 1.50%, 09/08/17 (r)	4,745	4,756
Sumitomo Mitsui Banking Corp., 0.90%, 01/18/16	3,235	3,236
Sumitomo Mitsui Trust Bank Ltd., 1.80%, 03/28/18 (e) (r)	6,520	6,513
SunTrust Banks Inc., 2.35%, 11/01/18	1,870	1,886
Swedbank AB, 1.75%, 03/12/18 (e) (r)	9,235	9,271
Toronto-Dominion Bank, 0.85%, 04/30/18 (i)	4,565	4,563
Union Bank NA, 2.13%, 06/16/17	3,630	3,668
Ventas Realty LP, 2.00%, 02/15/18	1,585	1,591
Volkswagen Group of America Finance LLC, 1.25%, 05/23/17 (r)	7,180	6,931
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 11/23/15) (e) (m)	425	416
WEA Finance LLC
1.75%, 09/15/17 (r)	2,610	2,593
3.25%, 10/05/20 (r)	805	813
Westpac Banking Corp., 1.05%, 11/25/16 (e)	2,580	2,585
XLIT Ltd., 2.30%, 12/15/18	2,015	2,034
		343,577
HEALTH CARE - 3.7%
AbbVie Inc.
1.20%, 11/06/15	5,940	5,943
1.75%, 11/06/17	1,900	1,906
1.80%, 05/14/18	5,505	5,490
Actavis Funding SCS, 2.35%, 03/12/18	7,230	7,259
Aetna Inc., 1.50%, 11/15/17	2,050	2,052
Agilent Technologies Inc., 6.50%, 11/01/17	735	797
Baxalta Inc., 2.00%, 06/22/18 (r)	580	578
Biogen Inc., 2.90%, 09/15/20	1,760	1,774
Catholic Health Initiatives
1.60%, 11/01/17	535	533
2.60%, 08/01/18	2,165	2,211
Celgene Corp.
1.90%, 08/15/17	770	776
2.13%, 08/15/18	3,785	3,815
Express Scripts Holding Co., 1.25%, 06/02/17 (e)	2,790	2,781
Express Scripts Inc., 3.13%, 05/15/16	2,700	2,731
Gilead Sciences Inc., 1.85%, 09/04/18 (e)	1,980	1,994
Humana Inc., 2.63%, 10/01/19	1,435	1,453
Life Technologies Corp., 3.50%, 01/15/16	6,030	6,069
McKesson Corp., 0.95%, 12/04/15 (e)	1,575	1,575
Medtronic Inc., 1.38%, 04/01/18	1,405	1,403
Perrigo Co. Plc, 1.30%, 11/08/16 (e)	2,915	2,893
Thermo Fisher Scientific Inc., 1.30%, 02/01/17	2,615	2,614
UnitedHealth Group Inc., 1.90%, 07/16/18	3,360	3,395
Ventas Realty LP
1.55%, 09/26/16	700	702
1.25%, 04/17/17	910	906
Watson Pharmaceuticals Inc., 1.88%, 10/01/17	3,685	3,676
Zimmer Holdings Inc., 2.00%, 04/01/18	3,595	3,600
		68,926
INDUSTRIALS - 2.6%
Anstock II Ltd., 2.13%, 07/24/17	2,675	2,651
ERAC USA Finance LLC
1.40%, 04/15/16 (r)	2,670	2,672
2.75%, 03/15/17 (r)	1,475	1,503
6.38%, 10/15/17 (r)	620	677
2.80%, 11/01/18 (e) (r)	400	410
Experian Finance Plc, 2.38%, 06/15/17 (r)	2,080	2,091
GATX Corp.
3.50%, 07/15/16	3,365	3,418
1.25%, 03/04/17	2,575	2,561
2.38%, 07/30/18 (e)	1,005	1,006
2.60%, 03/30/20	290	286
Hutchison Whampoa International 14 Ltd., 1.63%, 10/31/17 (r)	9,175	9,140
JB Hunt Transport Services Inc., 2.40%, 03/15/19	755	761
Kansas City Southern de Mexico SA de CV, 2.35%, 05/15/20	3,920	3,853
Penske Truck Leasing Co. LP
2.50%, 03/15/16 (r)	4,265	4,291
2.88%, 07/17/18 (r)	1,405	1,427
2.50%, 06/15/19 (e) (r)	2,080	2,070
Roper Industries Inc.
1.85%, 11/15/17	885	886
2.05%, 10/01/18	2,290	2,283
Southwest Airlines Co.
5.75%, 12/15/16 (e)	1,625	1,712
2.75%, 11/06/19	2,205	2,247
Waste Management Inc., 2.60%, 09/01/16	1,300	1,318
		47,263
INFORMATION TECHNOLOGY - 1.2%
Alibaba Group Holding Ltd., 2.50%, 11/28/19 (e) (r)	2,415	2,370
Amphenol Corp., 1.55%, 09/15/17	1,335	1,336
Avnet Inc., 6.63%, 09/15/16	875	915
Baidu Inc., 2.75%, 06/09/19	1,670	1,653
Fidelity National Information Services Inc., 1.45%, 06/05/17	1,280	1,269
Harris Corp., 2.00%, 04/27/18	1,565	1,556
Juniper Networks Inc., 3.10%, 03/15/16	1,020	1,029
Keysight Technologies Inc., 3.30%, 10/30/19 (r)	7,555	7,584
Tencent Holdings Ltd.
2.00%, 05/02/17 (r)	2,375	2,373
2.88%, 02/11/20 (r)	1,300	1,290
Xerox Corp., 2.95%, 03/15/17	575	585
		21,960
MATERIALS - 1.1%
Anglo American Capital Plc, 1.24%, 04/15/16 (i) (r)	1,805	1,803
Anglo American Plc, 3.63%, 05/14/20 (e) (r)	1,290	1,126
Eastman Chemical Co., 2.40%, 06/01/17	1,930	1,955
Goldcorp Inc., 2.13%, 03/15/18	3,900	3,855
Martin Marietta Materials Inc., 1.43%, 06/30/17 (i)	2,390	2,372
Rio Tinto Finance USA Plc, 1.38%, 06/17/16	4,245	4,238
Rock-Tenn Co., 3.50%, 03/01/20	3,250	3,365
Vale Overseas Ltd., 6.25%, 01/23/17	1,655	1,685
		20,399
TELECOMMUNICATION SERVICES - 0.8%
America Movil SAB de CV, 2.38%, 09/08/16	2,565	2,590
AT&T Inc., 2.45%, 06/30/20	2,340	2,308
British Telecommunications Plc, 1.63%, 06/28/16	1,695	1,702
CC Holdings GS V LLC, 2.38%, 12/15/17	8,750	8,811
		15,411
UTILITIES - 2.2%
Commonwealth Edison Co., 1.95%, 09/01/16	1,095	1,104
Dominion Resources Inc.
1.95%, 08/15/16	1,465	1,475
1.25%, 03/15/17	3,370	3,359
Electricite de France, 1.15%, 01/20/17 (r)	3,945	3,946
Exelon Corp., 1.55%, 06/09/17	2,575	2,570

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Exelon Generation Co. LLC, 2.95%, 01/15/20 (e)	1,540	1,557
Georgia Power Co., 0.66%, 03/15/16 (i)	1,980	1,978
Monongahela Power Co., 5.70%, 03/15/17 (r)	420	444
Origin Energy Finance Ltd., 3.50%, 10/09/18 (r)	4,360	4,236
PPL Capital Funding Inc., 1.90%, 06/01/18	1,220	1,220
PPL WEM Holdings Plc, 3.90%, 05/01/16 (r)	4,735	4,797
PSEG Power LLC, 2.75%, 09/15/16	1,215	1,232
San Diego Gas & Electric Co., 1.91%, 02/01/22	1,486	1,479
Southern Co., 1.95%, 09/01/16	1,370	1,380
TECO Finance Inc., 0.88%, 04/10/18 (i)	4,310	4,280
Zhejiang Energy Group Hong Kong Ltd., 2.30%, 09/30/17 (e)	4,585	4,550
		39,607
Total Corporate Bonds and Notes (cost $811,707)		809,829

GOVERNMENT AND AGENCY OBLIGATIONS - 23.9%
GOVERNMENT SECURITIES - 11.5%
Federal Home Loan Mortgage Corp. - 1.1% (w)
Federal Home Loan Mortgage Corp., 0.88%, 10/14/16	19,750	19,834
Federal National Mortgage Association - 0.7% (w)
Federal National Mortgage Association, 0.88%, 08/28/17 (e)	13,755	13,775
Municipals - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp., 1.30%, 07/01/16	5,300	5,325
University of California, 0.70%, 07/01/41 (i)	1,470	1,470
		6,795
Sovereign - 1.0%
Iceland Government International Bond, 4.88%, 06/16/16 (r)	2,419	2,472
Mexico Bonos, 7.75%, 12/14/17, MXN	265,850	16,909
		19,381
U.S. Treasury Securities - 8.3%
U.S. Treasury Note
0.75%, 01/15/17	8,700	8,732
0.50%, 07/31/17	42,335	42,256
0.63%, 08/31/17	28,090	28,089
1.00%, 09/15/17	9,025	9,089
0.88%, 11/15/17 - 07/15/18	38,760	38,835
1.75%, 09/30/19	10,610	10,836
1.25%, 01/31/20	14,875	14,862
		152,699

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 12.4%
Federal Home Loan Mortgage Corp. - 2.7%
Federal Home Loan Mortgage Corp.
5.00%, 10/01/17 - 12/01/23	1,719	1,831
4.50%, 11/01/18 - 08/01/25	613	654
5.50%, 10/01/19 - 07/01/20	341	363
1.64%, 09/25/24 (i)	2,559	2,568
1.84%, 10/25/24 (i)	1,203	1,204
1.24%, 03/25/25 (i)	508	507
1.29%, 05/27/25 (i)	1,165	1,161
4.00%, 05/01/26	939	1,005
1.09%, 10/25/27 (i)	1,978	1,969
1.34%, 12/25/27 (i)	2,194	2,194
1.44%, 03/25/28 (i)	1,740	1,740
6.00%, 12/01/28 - 01/01/38	1,932	2,194
2.37%, 09/01/33 - 11/01/34 (i)	90	95
2.44%, 09/01/33 (i)	90	96
2.24%, 10/01/34 - 03/01/36 (i)	381	404
2.40%, 11/01/34 (i)	23	25
2.42%, 11/01/34 (i)	36	38
2.49%, 11/01/34 - 09/01/35 (i)	734	781
2.19%, 01/01/35 (i)	47	50
2.23%, 02/01/35 - 02/01/35 (i)	73	78
2.29%, 02/01/35 (i)	43	46
2.47%, 02/01/35 (i)	75	80
2.50%, 06/01/35 (i)	347	367
2.43%, 10/01/35 (i)	213	226
2.35%, 11/01/35 (i)	169	181
REMIC, 1.43%, 08/25/17	5,810	5,854
REMIC, 1.37%, 05/25/19	4,316	4,341
REMIC, 2.06%, 03/25/20	6,949	7,092
REMIC, 5.00%, 10/15/21	102	103
REMIC, 0.66%, 05/15/36 (i)	400	404
REMIC, 0.71%, 08/15/41 - 07/15/42 (i)	6,839	6,895
REMIC, 0.56%, 02/15/45 - 02/15/45 (i)	5,924	5,935
		50,481
Federal National Mortgage Association - 8.4%
Federal National Mortgage Association
5.50%, 01/01/17 - 12/01/39	18,451	20,616
4.50%, 06/01/19 - 05/01/41	18,749	20,052
5.00%, 07/01/19 - 07/01/41	11,212	12,264
2.14%, 11/25/24 - 12/01/34 (i)	1,664	1,677
2.29%, 11/25/24 (i)	814	819
4.00%, 02/01/25 - 10/01/41	21,908	23,377
1.69%, 02/25/25 - 02/25/25 (i)	1,117	1,119
3.50%, 10/01/25 - 11/01/44	23,088	24,366
3.00%, 03/01/30 - 09/01/30	17,124	17,880
6.50%, 07/01/32 - 12/01/32	809	943
2.23%, 03/01/33 (i)	3	3
1.81%, 06/01/33 (i)	30	31
2.46%, 06/01/33 (i)	374	397
2.44%, 07/01/33 - 06/01/35 (i)	384	408
2.63%, 09/01/33 (i)	1	1
2.20%, 12/01/33 (i)	2	2
2.34%, 12/01/33 (i)	252	269
6.00%, 03/01/34 - 10/01/40	3,560	4,048
2.51%, 04/01/34 (i)	7	8
2.13%, 10/01/34 - 01/01/35 (i)	70	74
2.00%, 11/01/34 (i)	4	4
2.30%, 11/01/34 (i)	88	94
2.55%, 11/01/34 (i)	419	447
2.15%, 01/01/35 (i)	48	51
2.18%, 01/01/35 - 01/01/35 (i)	83	89
2.22%, 02/01/35 (i)	31	33
2.32%, 02/01/35 (i)	119	126
1.98%, 03/01/35 (i)	41	43
2.03%, 04/01/35 - 11/01/35 (i)	829	879
2.61%, 04/01/35 (i)	258	277
2.06%, 05/01/35 (i)	205	217
2.09%, 05/01/35 (i)	455	480
2.26%, 05/01/35 (i)	43	46
2.54%, 06/01/35 (i)	455	485
2.40%, 07/01/35 (i)	293	310
2.59%, 07/01/35 (i)	278	297
1.79%, 08/01/35 (i)	622	660
2.35%, 08/01/35 (i)	360	384
2.31%, 11/01/35 (i)	219	234
2.28%, 02/01/36 - 02/01/36 (i)	1,133	1,204
2.27%, 03/01/36 (i)	196	207
2.36%, 03/01/36 (i)	362	387
4.00%, 09/01/45, TBA (g)	3,602	3,863
REMIC, 5.00%, 08/25/19 - 11/25/21	926	957
REMIC, 0.59%, 01/25/45 (i)	4,117	4,126
REMIC, 0.49%, 04/25/45 (i)	9,338	9,331
		153,585

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Government National Mortgage Association - 1.3%
Government National Mortgage Association
7.00%, 12/15/17	50	51
5.50%, 07/15/20	78	83
5.00%, 12/20/34 - 02/20/40	7,059	7,844
6.00%, 07/15/36	1,866	2,154
4.50%, 09/20/40	1,501	1,632
3.50%, 03/20/43 - 04/20/43	5,639	5,927
3.00%, 10/20/44 - 11/20/44 (i)	5,040	5,236
4.00%, 01/20/45	1,003	1,054
		23,981
Total Government and Agency Obligations (cost $439,800)		440,531

SHORT TERM INVESTMENTS - 6.3%
Investment Companies - 2.6%
JNL Money Market Fund, 0.10% (a) (h)	10,000	10,000
T. Rowe Price Reserves Investment Fund, 0.10% (a) (h)	37,402	37,402
		47,402
Securities Lending Collateral - 3.7%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	68,406	68,406
Total Short Term Investments (cost $115,808)		115,808

Total Investments - 103.5% (cost $1,908,194)		1,905,298
Other Assets and Liabilities, Net - (3.5%)		(64,815)
Total Net Assets - 100.0%		$1,840,483

JNL/T. Rowe Price Value Fund

COMMON STOCKS - 99.4%

CONSUMER DISCRETIONARY - 4.6%
Carnival Corp.	901	$44,760
Comcast Corp. - Class A	50	2,861
Johnson Controls Inc.	1,045	43,217
Las Vegas Sands Corp.	445	16,897
Lowe’s Cos. Inc.	472	32,530
Mattel Inc. (e)	638	13,440
Twenty-First Century Fox Inc. - Class A	297	8,000
Viacom Inc.	183	7,879
		169,584
CONSUMER STAPLES - 9.0%
Bunge Ltd.	507	37,185
Coca-Cola Enterprises Inc.	548	26,510
ConAgra Foods Inc.	854	34,596
Dr. Pepper Snapple Group Inc.	135	10,696
Ingredion Inc.	596	52,019
Keurig Green Mountain Inc.	155	8,097
Philip Morris International Inc.	845	67,058
Procter & Gamble Co.	69	4,928
Rite Aid Corp. (c)	3,966	24,072
Tyson Foods Inc. - Class A (e)	1,448	62,413
Wal-Mart Stores Inc.	53	3,443
		331,017
ENERGY - 3.6%
Apache Corp.	182	7,127
Cimarex Energy Co.	65	6,706
Concho Resources Inc. (c)	62	6,095
EOG Resources Inc.	108	7,833
Exxon Mobil Corp.	321	23,881
Occidental Petroleum Corp.	475	31,415
Phillips 66	257	19,763
Pioneer Natural Resources Co.	85	10,358
Spectra Energy Corp.	322	8,462
Suncor Energy Inc.	396	10,576
		132,216
FINANCIALS - 23.0%
Ameriprise Financial Inc.	249	27,217
Bank of America Corp.	1,615	25,156
Bank of New York Mellon Corp.	1,881	73,622
BlackRock Inc.	35	10,530
Citigroup Inc.	2,266	112,406
Digital Realty Trust Inc.	325	21,216
Discover Financial Services	553	28,751
Genworth Financial Inc. - Class A (c)	2,917	13,477
Intercontinental Exchange Inc.	106	24,979
JPMorgan Chase & Co.	1,705	103,942
Loews Corp.	48	1,749
Marsh & McLennan Cos. Inc.	1,152	60,157
MetLife Inc.	2,199	103,679
Morgan Stanley	2,536	79,884
PNC Financial Services Group Inc.	171	15,289
Royal Bank of Scotland Group Plc (c)	6,075	28,984
State Street Corp.	484	32,516
Wells Fargo & Co.	423	21,721
XL Group Plc	1,801	65,399
		850,674
HEALTH CARE - 21.3%
Aetna Inc. (e)	362	39,650
Agilent Technologies Inc.	1,217	41,780
Allergan Plc (c)	194	52,677
Anthem Inc.	383	53,662
Baxalta Inc.	890	28,047
Becton Dickinson & Co. (e)	128	16,927
CIGNA Corp.	535	72,263
Gilead Sciences Inc.	519	50,961
HCA Holdings Inc. (c)	719	55,649
Johnson & Johnson	136	12,649
Medtronic Plc	970	64,900
Merck & Co. Inc.	212	10,481
Mylan NV (c)	973	39,157
Pfizer Inc.	4,719	148,209
Thermo Fisher Scientific Inc.	487	59,550
UnitedHealth Group Inc.	346	40,081
		786,643
INDUSTRIALS - 14.6%
American Airlines Group Inc.	3,006	116,711
Boeing Co.	672	87,946
Danaher Corp.	365	31,093
General Electric Co.	7,314	184,452
Honeywell International Inc.	487	46,124
Pentair Plc	571	29,159
Sensata Technologies Holding NV (c)	122	5,396
Tyco International Plc	971	32,480
United Continental Holdings Inc. (c)	110	5,851
		539,212
INFORMATION TECHNOLOGY - 7.9%
CA Inc.	1,752	47,832
Keysight Technologies Inc. (c)	936	28,879
Micron Technology Inc. (c)	3,611	54,099
Microsoft Corp.	1,968	87,108
QUALCOMM Inc.	92	4,932
Seagate Technology (e)	341	15,254
TE Connectivity Ltd.	180	10,756

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Texas Instruments Inc.	891	44,103
		292,963
MATERIALS - 4.9%
Ashland Inc.	289	29,099
Celanese Corp. - Class A	740	43,804
E.I. du Pont de Nemours & Co.	419	20,181
International Paper Co.	492	18,585
LyondellBasell Industries NV	345	28,793
West Fraser Timber Co. Ltd. (e)	479	15,216
Weyerhaeuser Co.	968	26,470
		182,148
TELECOMMUNICATION SERVICES - 1.3%
Frontier Communications Corp. (e)	2,492	11,835
T-Mobile US Inc. (c)	948	37,720
		49,555
UTILITIES - 9.2%
AES Corp.	4,788	46,876
American Electric Power Co. Inc.	997	56,706
Atmos Energy Corp.	70	4,067
CenterPoint Energy Inc.	812	14,652
Edison International	364	22,970
Entergy Corp.	168	10,930
Exelon Corp.	694	20,600
FirstEnergy Corp.	2,429	76,043
NRG Energy Inc.	930	13,810
PG&E Corp.	1,234	65,166
Xcel Energy Inc.	231	8,169
		339,989
Total Common Stocks (cost $3,663,496)		3,674,001

SHORT TERM INVESTMENTS - 1.0%
Investment Companies - 0.2%
JNL Money Market Fund, 0.10% (a) (h)	518	518
T. Rowe Price Reserves Investment Fund, 0.10% (a) (h)	7,952	7,952
		8,470
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	27,993	27,993
Total Short Term Investments (cost $36,463)		36,463

Total Investments - 100.4% (cost $3,699,959)		3,710,464
Other Assets and Liabilities, Net - (0.4%)		(13,411)
Total Net Assets - 100.0%		$3,697,053

JNL/Westchester Capital Event Driven Fund

COMMON STOCKS - 63.5%

CONSUMER DISCRETIONARY - 13.3%
Cablevision Systems Corp. - Class A	6	$180
CBS Corp. - Class B (o)	106	4,221
Comcast Corp. - Class A (o)	49	2,768
DISH Network Corp. - Class A (c) (o)	59	3,419
General Motors Co.	48	1,426
Johnson Controls Inc. (o)	144	5,951
McDonald’s Corp. (o)	34	3,390
Sirius XM Holdings Inc. (c)	178	667
Time Warner Cable Inc. (o)	17	3,043
		25,065
CONSUMER STAPLES - 0.8%
Procter & Gamble Co.	22	1,583

ENERGY - 8.6%
Anadarko Petroleum Corp.	43	2,585
Baker Hughes Inc.	14	722
BP Plc - ADR (o)	26	801
Cameron International Corp. (c) (o)	53	3,248
Hess Corp.	3	130
Noble Energy Inc.	17	518
Occidental Petroleum Corp.	12	820
Williams Cos. Inc.	146	5,373
Williams Partners LP (o)	60	1,924
		16,121
FINANCIALS - 7.0%
American International Group Inc. (o)	27	1,523
Care Capital Properties Inc.	7	214
Citigroup Inc. (o)	62	3,096
CYS Investments Inc. (o)	67	487
Equity Commonwealth (c) (o)	86	2,330
Hennessy Capital Acquisition Corp. (c)	45	444
NorthStar Realty Finance Corp.	152	1,878
PartnerRe Ltd.	—	66
StanCorp Financial Group Inc.	—	16
Strategic Hotels & Resorts Inc. (c)	63	865
Symetra Financial Corp.	9	284
Ventas Inc.	26	1,457
Winthrop Realty Trust	30	429
		13,089
HEALTH CARE - 3.9%
CIGNA Corp.	8	1,039
Humana Inc.	2	358
Mylan NV (c)	34	1,385
Perrigo Co. Plc	5	793
Pfizer Inc.	40	1,263
Thoratec Corp. (c)	25	1,568
Zoetis Inc. - Class A	23	931
		7,337
INDUSTRIALS - 6.1%
General Electric Co. (o)	155	3,897
Hertz Global Holdings Inc. (c) (o)	194	3,252
Manitowoc Co. Inc.	81	1,215
Precision Castparts Corp.	4	875
SPX Corp.	48	566
SPX Flow Technology USA Inc. (c)	48	1,635
		11,440
INFORMATION TECHNOLOGY - 14.4%
Altera Corp.	19	951
Broadcom Corp. (o)	134	6,908
Computer Sciences Corp. (o)	50	3,051
Dealertrack Technologies Inc. (c)	25	1,565
eBay Inc. (c)	13	320
Freescale Semiconductor Ltd. (c)	17	629
Hewlett-Packard Co.	34	863
Microsoft Corp. (o)	96	4,236
PayPal Holdings Inc. (c)	13	407
Solera Holdings Inc. (o)	56	3,035
Yahoo! Inc. (c) (o)	175	5,059
		27,024
MATERIALS - 7.1%
Air Products & Chemicals Inc.	9	1,199
Cytec Industries Inc. (o)	27	1,986
Dow Chemical Co. (o)	100	4,227
E.I. du Pont de Nemours & Co.	2	116
Huntsman Corp. (o)	253	2,452
International Paper Co. (o)	60	2,264

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Packaging Corp. of America	8	487
WestRock Co.	12	628
		13,359
TELECOMMUNICATION SERVICES - 2.3%
America Movil SAB de CV - ADR	58	951
AT&T Inc.	11	362
T-Mobile US Inc. (c) (o)	73	2,910
		4,223
Total Common Stocks (cost $138,172)		119,241

PREFERRED STOCKS - 2.2%

FINANCIALS - 2.2%
NorthStar Realty Finance Corp., 8.75%, (callable at 25 beginning 05/15/19) (m)	104	2,516
Regions Financial Corp., 6.38%, (callable at 25 beginning 09/15/24) (m)	62	1,618
Total Preferred Stocks (cost $4,190)		4,134

PURCHASED OPTIONS - 2.2%
Aetna Inc. Call Option, Strike Price 145, Expiration 01/15/16	72	3
Air Products & Chemicals Inc. Put Option, Strike Price 110, Expiration 11/20/15	16	1
Air Products & Chemicals Inc. Put Option, Strike Price 110, Expiration 12/18/15	68	10
American International Group Inc. Put Option, Strike Price 57.50, Expiration 10/16/15	152	41
American International Group Inc. Put Option, Strike Price 52.50, Expiration 10/16/15	137	3
American International Group Inc. Put Option, Strike Price 52.50, Expiration 11/20/15	277	24
American International Group Inc. Put Option, Strike Price 55, Expiration 11/20/15	185	30
American Movil Put Option, Strike Price 17, Expiration 11/20/15	546	55
Anadarko Petroleum Corp. Put Option, Strike Price 55, Expiration 11/20/15	73	13
Anadarko Petroleum Corp. Put Option, Strike Price 60, Expiration 11/20/15	69	26
Anadarko Petroleum Corp. Put Option, Strike Price 70, Expiration 10/16/15	46	44
Anadarko Petroleum Corp. Put Option, Strike Price 70, Expiration 11/20/15	161	175
Avago Technologies Ltd. Call Option, Strike Price 175, Expiration 01/15/16	22	1
Bayer AG Put Option, Strike Price EUR 100, Expiration 10/16/15, JPM	38	2
Bayer AG Put Option, Strike Price EUR 105, Expiration 10/16/15, JPM	51	5
Bayer AG Put Option, Strike Price EUR 105, Expiration 11/20/15, JPM	14	4
Bayer AG Put Option, Strike Price EUR 115, Expiration 10/16/15, JPM	104	40
BP Plc Put Option, Strike Price 37, Expiration 10/16/15	211	142
CBS Corp. Put Option, Strike Price 37.50, Expiration 12/18/15	166	25
CBS Corp. Put Option, Strike Price 40, Expiration 12/18/15	331	82
CBS Corp. Put Option, Strike Price 45, Expiration 12/18/15	183	105
Charter Communications Inc. Put Option, Strike Price 210, Expiration 01/15/16	22	83
Computer Sciences Corp. Put Option, Strike Price 55, Expiration 12/18/15	302	36
Computer Sciences Corp. Put Option, Strike Price 57.50, Expiration 10/16/15	120	3
Dish Network Corp. Put Option, Strike Price 52.50, Expiration 10/16/15	114	5
Dish Network Corp. Put Option, Strike Price 57.50, Expiration 10/16/15	310	53
Dish Network Corp. Put Option, Strike Price 60, Expiration 10/16/15	58	17
E.I. du Pont de Nemours and Co. Put Option Strike Price 52.50, Expiration 10/16/15	22	10
eBay Inc. Put Option, Strike Price 50, Expiration 10/16/15	98	2
General Electric Co. Put Option, Strike Price 21, Expiration 12/18/15	538	12
General Electric Co. Put Option, Strike Price 23, Expiration 11/20/15	289	10
General Electric Co. Put Option, Strike Price 24, Expiration 11/20/15	78	4
General Motors Co. Put Option, Strike Price 26, Expiration 12/18/15	427	30
General Motors Co. Put Option, Strike Price 29, Expiration 12/18/15	678	107
Hertz Global Holdings Inc. Put Option, Strike Price 14, Expiration 10/16/15	144	1
Hertz Global Holdings Inc. Put Option, Strike Price 15, Expiration 10/16/15	311	5
Hertz Global Holdings Inc. Put Option, Strike Price 15, Expiration 10/16/15	350	20
Hertz Global Holdings Inc. Put Option, Strike Price 16, Expiration 11/20/15	419	36
Hewlett Packard Co. Put Option, Strike Price 23, Expiration 10/16/15	270	3
Huntsman Corp. Put Option, Strike Price 11, Expiration 11/20/15	568	99
Huntsman Corp. Put Option, Strike Price 12, Expiration 11/20/15	560	143
Huntsman Corp. Put Option, Strike Price 14, Expiration 11/20/15	438	188
Huntsman Corp. Put Option, Strike Price 15, Expiration 11/20/15	336	178
International Paper Co. Put Option, Strike Price 40, Expiration 10/16/15	111	24
International Paper Co. Put Option, Strike Price 44, Expiration 10/16/15	375	217
Johnson Controls Inc. Put Option, Strike Price 36, Expiration 11/20/15	35	1
Johnson Controls Inc. Put Option, Strike Price 37, Expiration 10/16/15	488	5
Johnson Controls Inc. Put Option, Strike Price 40, Expiration 10/16/15	286	16
Johnson Controls Inc. Put Option, Strike Price 42, Expiration 10/16/15	293	40
Manitowoc Company Inc. Put Option, Strike Price 14, Expiration 12/18/15	720	58
McDonald’s Corp. Put Option, Strike Price 87.50, Expiration 10/16/15	207	2
McDonald’s Corp. Put Option, Strike Price 87.50, Expiration 12/18/15	47	5
Microsoft Corp. Put Option, Strike Price 36, Expiration 12/18/15	544	21
Microsoft Corp. Put Option, Strike Price 37, Expiration 12/18/15	54	3
Microsoft Corp. Put Option, Strike Price 41, Expiration 11/20/15	51	4
Microsoft Corp. Put Option, Strike Price 42, Expiration 10/16/16	124	4
Mylan Inc. Put Option, Strike Price 55, Expiration 10/16/15	195	298

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Mylan Inc. Put Option, Strike Price 60, Expiration 10/16/15	31	60
Noble Energy Inc. Put Option, Strike Price 25, Expiration 11/20/15	137	8
Northstar Realty Finance Corp. Put Option, Strike Price 13, Expiration 12/18/15	598	78
Northstar Realty Finance Corp. Put Option, Strike Price 15, Expiration 12/18/15	1,044	313
Occidental Petroleum Corp. Put Option, Strike Price 67.50, Expiration 11/20/15	99	35
Packaging Corp. of America Put Option, Strike Price 55, Expiration 10/16/15	65	2
Perrigo Company Plc Put Option, Strike Price 160, Expiration 11/20/15	40	48
Procter & Gamble Co. Put Option, Strike Price 65, Expiration 11/20/15	187	11
Rock-Tenn Co. Put Option, Strike Price 55, Expiration 10/16/15	34	8
SPDR S&P 500 ETF Trust Put Option, Strike Price 172, Expiration 11/20/15	46	7
SPDR S&P 500 ETF Trust Put Option, Strike Price 188, Expiration 11/20/15	245	119
SPDR S&P 500 ETF Trust Put Option, Strike Price 194, Expiration 10/16/15	257	128
SPX Corp. Put Option, Strike Price 45, Expiration 12/18/15	304	61
SPX Corp. Put Option, Strike Price 55, Expiration 10/16/15	88	64
Starwood Property Trust Inc. Put Option, Strike Price 17.50, Expiration 10/16/15	171	3
T-Mobile US Inc. Put Option, Strike Price 34, Expiration 11/20/15	548	30
The Dow Chemical Co. Put Option, Strike Price 37, Expiration 12/18/15	91	9
The Dow Chemical Co. Put Option, Strike Price 38, Expiration 12/18/15	338	41
The Dow Chemical Co. Put Option, Strike Price 40, Expiration 10/16/15	131	8
Vivendi SA Put Option, Strike Price EUR 18, Expiration 10/16/15, JPM	180	—
Vivendi SA Put Option, Strike Price EUR 18, Expiration 10/16/15, JPM	63	—
W.R. Grace & Co. Put Option, Strike Price 87.50, Expiration 12/18/15	188	46
W.R. Grace & Co. Put Option, Strike Price 90, Expiration 12/18/15	110	34
Williams Companies Inc. Put Option, Strike Price 42, Expiration 11/20/15	726	396
Williams Companies Inc. Put Option, Strike Price 44, Expiration 11/20/15	99	71
Zoetis Inc. Put Option, Strike Price 42, Expiration 10/16/15	214	47
Total Purchased Options (cost $2,685)		4,201

CORPORATE BONDS AND NOTES - 5.0%

CONSUMER DISCRETIONARY - 0.9%
Ameristar Casinos Inc., 7.50%, 04/15/21	$1,744	1,818

HEALTH CARE - 1.4%
Community Health Systems Inc., 8.00%, 11/15/19	2,481	2,582

INDUSTRIALS - 0.2%
Manitowoc Co. Inc., 5.88%, 10/15/22	360	383

INFORMATION TECHNOLOGY - 1.1%
NCR Corp., 5.00%, 07/15/22	1,455	1,379
SunGard Data Systems Inc., 7.63%, 11/15/20	673	698
		2,077
MATERIALS - 0.7%
Roofing Supply Group LLC, 10.00%, 06/01/20 (r)	1,200	1,290

UTILITIES - 0.7%
Energy Future Intermediate Holding Co. LLC, 12.25%, 03/01/22 (c) (d) (r)	1,190	1,267
Total Corporate Bonds and Notes (cost $9,601)		9,417

Total Investments - 72.9% (cost $154,648)		136,993
Total Securities Sold Short - (10.3%) (proceeds $21,064)		(19,439)
Other Assets and Liabilities, Net - 37.4%		70,403
Total Net Assets - 100.0%		$187,957

SECURITIES SOLD SHORT - 10.3%
COMMON STOCKS - 10.3%
CONSUMER DISCRETIONARY - 3.7%
Charter Communications Inc. - Class A	24	$4,250
Comcast Corp. - Special Class A	49	2,786
		7,036
ENERGY - 1.7%
Halliburton Co.	15	543
Schlumberger Ltd.	38	2,616
		3,159
INFORMATION TECHNOLOGY - 4.8%
Alibaba Group Holding Ltd. - ADR	64	3,750
Arris Group Inc.	7	170
Avago Technologies Ltd.	24	2,959
Equinix Inc.	6	1,634
NXP Semiconductor NV	6	527
		9,040
UTILITIES - 0.1%
Brookfield Infrastructure Partners LP	6	204
Total Securities Sold Short - 10.3% (proceeds $21,064)		$19,439

JNL/WMC Balanced Fund

COMMON STOCKS - 64.0%

CONSUMER DISCRETIONARY - 5.5%
Autoliv Inc. (e)	228	$24,900
Comcast Corp. - Class A	1,314	74,751
Ford Motor Co.	2,756	37,397
Hilton Worldwide Holdings Inc.	746	17,117
Las Vegas Sands Corp.	185	7,028
Lowe’s Cos. Inc.	458	31,563
Nielsen Holdings Plc	798	35,478
Twenty-First Century Fox Inc. - Class A	746	20,131
		248,365
CONSUMER STAPLES - 5.2%
Coca-Cola Co. (e)	811	32,519
Colgate-Palmolive Co. (e)	337	21,359
CVS Health Corp.	657	63,343
Mondelez International Inc.	667	27,927
PepsiCo Inc.	323	30,419
Philip Morris International Inc.	398	31,590
Wal-Mart Stores Inc. (e)	400	25,939
		233,096

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
ENERGY - 5.2%
Anadarko Petroleum Corp.	394	23,822
Canadian Natural Resources Ltd. (e)	625	12,160
Chevron Corp.	728	57,453
Exxon Mobil Corp.	758	56,384
Hess Corp. (e)	465	23,274
Imperial Oil Ltd.	560	17,717
Marathon Oil Corp.	983	15,136
Schlumberger Ltd.	148	10,216
Total SA - ADR (e)	449	20,095
		236,257
FINANCIALS - 14.4%
ACE Ltd.	592	61,216
Ameriprise Financial Inc.	127	13,816
Bank of America Corp.	1,849	28,802
Bank of Nova Scotia (e)	448	19,749
BlackRock Inc.	137	40,795
Citigroup Inc.	665	32,997
JPMorgan Chase & Co.	1,346	82,043
Marsh & McLennan Cos. Inc.	543	28,337
MetLife Inc.	572	26,989
Northern Trust Corp.	323	22,022
PNC Financial Services Group Inc.	644	57,449
Principal Financial Group Inc.	767	36,301
Prudential Financial Inc. (e)	682	51,981
SL Green Realty Corp. (e)	121	13,104
Wells Fargo & Co.	2,653	136,257
		651,858
HEALTH CARE - 10.8%
AstraZeneca Plc - ADR	906	28,845
Baxter International Inc.	689	22,627
Bristol-Myers Squibb Co.	829	49,101
Cardinal Health Inc.	560	43,021
Eli Lilly & Co.	517	43,260
Johnson & Johnson	665	62,082
Medtronic Plc (e)	794	53,168
Merck & Co. Inc.	2,112	104,292
Pfizer Inc.	1,597	50,158
UnitedHealth Group Inc. (e)	294	34,138
		490,692
INDUSTRIALS - 7.1%
Canadian National Railway Co.	191	10,845
Caterpillar Inc.	284	18,564
CSX Corp.	886	23,839
Eaton Corp. Plc	468	23,985
Equifax Inc.	150	14,580
FedEx Corp.	152	21,934
Honeywell International Inc.	474	44,885
Illinois Tool Works Inc.	247	20,308
Lockheed Martin Corp. (e)	51	10,498
Raytheon Co.	205	22,375
Textron Inc.	403	15,171
United Continental Holdings Inc. (c)	423	22,449
United Parcel Service Inc. - Class B (e)	474	46,762
United Technologies Corp.	291	25,866
		322,061
INFORMATION TECHNOLOGY - 10.1%
Accenture Plc - Class A	380	37,373
Apple Inc.	489	53,900
Avnet Inc.	411	17,548
Cisco Systems Inc.	1,881	49,367
Google Inc. - Class A (c)	93	59,208
Intel Corp.	2,048	61,716
Microsoft Corp.	2,049	90,687
Oracle Corp.	490	17,698
QUALCOMM Inc.	245	13,159
Texas Instruments Inc. (e)	460	22,782
Western Digital Corp.	312	24,774
Xerox Corp.	716	6,963
		455,175
MATERIALS - 1.1%
Celanese Corp. - Class A (e)	411	24,320
International Paper Co.	667	25,201
		49,521
TELECOMMUNICATION SERVICES - 1.7%
Verizon Communications Inc.	1,747	76,023

UTILITIES - 2.9%
Ameren Corp.	673	28,446
Dominion Resources Inc.	450	31,681
Edison International	545	34,381
Exelon Corp.	702	20,850
NRG Energy Inc.	1,003	14,888
		130,246
Total Common Stocks (cost $2,692,569)		2,893,294

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.5%
Ally Master Owner Trust
1.60%, 10/15/17	$6,685	6,722
1.54%, 09/16/19	3,690	3,697
AmeriCredit Automobile Receivables Trust, 1.60%, 07/08/19	4,000	4,008
Apidos CDO, 1.79%, 04/17/26 (i) (r)	2,090	2,080
Apidos CLO XXII, 2.39%, 10/20/27 (i) (r)	5,150	5,113
ARES CLO Ltd., 1.81%, 04/17/26 (i) (r)	2,030	2,019
Atlas Senior Loan Fund V Ltd., 1.84%, 07/16/26 (i) (r)	495	493
Atlas Senior Loan Fund VI Ltd., 1.83%, 10/15/26 (i) (r)	2,305	2,294
Avery Point CLO Ltd., 1.82%, 04/25/26 (i) (r)	1,920	1,910
Banc of America Commercial Mortgage Trust REMIC, 3.71%, 09/15/25	1,145	1,198
Banc of America Merrill Lynch Commercial Mortgage Inc. REMIC, 5.32%, 11/10/15 (i)	233	233
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.90%, 04/11/16 (i)	435	441
5.54%, 07/11/16	521	531
5.54%, 09/12/16	548	564
5.80%, 04/12/38 (i)	136	136
5.20%, 12/11/38	755	779
5.60%, 03/11/39 (i)	541	544
BlueMountain CLO Ltd., 1.81%, 10/20/27 (i) (r)	5,675	5,649
Capital Auto Receivables Asset Trust, 1.72%, 01/22/19	3,570	3,577
Carlyle Global Market Strategies CLO Ltd., 2.32%, 05/15/25 (i) (r)	3,320	3,289
Cent CLO 20 Ltd., 1.78%, 01/25/26 (i) (r)	2,200	2,189
Cent CLO 21 Ltd., 1.79%, 07/27/26 (i) (r)	625	622
Cent CLO 22 Ltd., 1.79%, 11/07/26 (i) (r)	1,715	1,705
Cent CLO 24 Ltd., 2.50%, 10/15/26 (i) (r)	2,185	2,149
Chaparral Apartments DUS, 3.09%, 10/01/25 (f)	925	940
CIFC Funding Ltd.
1.79%, 04/18/25 (i) (r)	1,970	1,958
1.81%, 05/24/26 (i) (r)	3,500	3,469
Citibank Credit Card Issuance Trust, 5.65%, 09/20/17	750	815

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
CNH Equipment Trust REMIC, 1.66%, 11/16/20	4,000	4,024
Commercial Mortgage Pass-Through Certificates REMIC, 3.15%, 08/15/45	885	917
Continental Airlines Inc. Pass-Through Trust, 5.98%, 10/19/23	226	250
CSAIL Commercial Mortgage Trust REMIC
3.51%, 01/15/25	2,255	2,335
3.72%, 08/15/48	5,000	5,230
DBUBS Mortgage Trust REMIC, 3.74%, 06/01/17 (r)	1,480	1,487
Drive Auto Receivables Trust
1.23%, 09/15/16 (r)	2,825	2,825
2.12%, 04/15/17 (r)	1,940	1,939
Dryden 41 Senior Loan Fund, 2.49%, 10/15/27 (i) (r)	4,615	4,615
Dryden Senior Loan Fund, 1.52%, 04/18/26 (i) (r)	1,945	1,924
Exeter Automobile Receivables Trust, 1.54%, 11/15/19 (r)	2,413	2,414
First Investors Auto Owner Trust
1.49%, 08/15/17 (r)	3,000	2,999
1.67%, 03/16/18 (r)	2,295	2,291
Ford Credit Auto Owner Trust, 1.28%, 09/15/19	3,420	3,430
Ford Credit Floorplan Master Owner Trust
1.92%, 01/15/17	1,545	1,560
1.77%, 08/15/18	2,450	2,471
2.31%, 02/15/19	200	203
2.09%, 03/15/20 (r)	600	606
Galaxy XIX CLO Ltd., 1.84%, 01/25/27 (i) (r)	5,125	5,109
GTP Acquisition Partners I LLC, 2.35%, 06/15/20 (r)	1,145	1,142
Hilton USA Trust REMIC, 2.66%, 11/05/18 (r)	1,960	1,965
Hyundai Auto Receivables Trust, 1.71%, 08/15/17	182	183
ING Investment Management Co., 1.79%, 04/18/26 (i) (r)	1,940	1,931
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.88%, 04/12/17 (i)	3,231	3,388
5.48%, 12/12/44 (i)	92	92
LB-UBS Commercial Mortgage Trust REMIC, 6.27%, 04/15/41 (i)	1,304	1,407
Limerock CLO, 1.79%, 04/18/26 (i) (r)	2,200	2,196
Madison Park Funding XI Ltd., 1.74%, 01/19/25 (i) (r)	1,280	1,272
Madison Park Funding XII Ltd., 1.79%, 07/20/26 (i) (r)	1,560	1,552
Merrill Lynch Mortgage Trust REMIC, 5.87%, 05/12/39 (i)	1,050	1,060
ML-CFC Commercial Mortgage Trust REMIC, 5.81%, 06/12/50 (i)	4,874	5,145
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
3.25%, 12/15/24	5,000	5,048
3.31%, 04/15/25	8,000	8,093
Morgan Stanley Capital I Trust REMIC, 5.82%, 06/11/42 (i)	198	211
New Residential Advance Receivables Trust Advance, 2.32%, 08/15/16 (r)	3,975	3,974
OBP Depositor LLC Trust, 4.65%, 07/15/20 (r)	495	548
Ocwen Master Advance Receivables Trust, 2.54%, 09/17/46 (f) (r)	1,345	1,345
OZLM Funding V Ltd., 1.79%, 01/17/26 (i) (r)	4,950	4,923
OZLM VI Ltd., 1.84%, 04/17/26 (i) (r)	1,625	1,619
Prestige Auto Receivables Trust, 1.91%, 04/15/20 (r)	820	826
Santander Drive Auto Receivables Trust
1.20%, 03/15/17	1,495	1,494
2.57%, 05/15/17	845	858
2.25%, 06/17/19	910	918
1.97%, 11/15/19	2,355	2,371
2.33%, 11/15/19	505	509
2.36%, 04/15/20	3,440	3,462
SBA Tower Trust
2.90%, 10/15/44 (r)	2,125	2,132
REMIC, 2.93%, 12/15/17 (r)	1,155	1,173
Seneca Park CLO Ltd., 1.77%, 07/17/26 (i) (r)	1,155	1,149
SFAVE Commercial Mortgage Securities Trust REMIC, 4.14%, 01/08/35 (r)	3,560	3,527
Shackleton CLO Ltd.
1.77%, 07/17/26 (i) (r)	1,155	1,151
1.82%, 10/20/27 (i) (r)	5,650	5,609
Southwest Airlines Co. Pass-Through Trust, 6.15%, 02/01/24	178	200
Springleaf Funding Trust
2.41%, 06/15/17 (r)	1,870	1,871
3.16%, 05/15/19 (r)	2,520	2,547
3.48%, 07/15/21 (r)	1,160	1,170
Springleaf Mortgage Loan Trust REMIC, 2.31%, 06/25/58 (r)	1,435	1,439
Symphony CLO XIV Ltd., 1.77%, 07/14/26 (i) (r)	1,930	1,922
Thacher Park CLO, 1.76%, 10/20/26 (i) (r)	920	914
Voya CLO Ltd.
1.74%, 07/17/26 (i) (r)	315	313
2.52%, 10/20/27 (i) (r)	3,405	3,405
Wachovia Bank Commercial Mortgage Trust REMIC, 5.31%, 11/15/48	3,082	3,169
Walden Estates DUS, 2.99%, 10/01/25 (f)	1,845	1,856
Wells Fargo Commercial Mortgage Trust REMIC
3.15%, 04/15/25	1,885	1,889
3.84%, 09/15/58	2,185	2,299
Westlake Automobile Receivables Trust
1.83%, 06/15/17 (r)	2,195	2,202
0.97%, 10/16/17 (r)	1,522	1,521
Total Non-U.S. Government Agency Asset-Backed Securities (cost $204,712)		204,743

CORPORATE BONDS AND NOTES - 11.1%

CONSUMER DISCRETIONARY - 1.0%
21st Century Fox America Inc.
4.50%, 02/15/21	850	919
3.00%, 09/15/22	750	739
4.00%, 10/01/23	420	431
Amazon.com Inc.
2.50%, 11/29/22	1,265	1,226
4.80%, 12/05/34	850	874
4.95%, 12/05/44	965	986
AutoZone Inc.
4.00%, 11/15/20 (e)	1,000	1,062
3.70%, 04/15/22	495	509
3.13%, 07/15/23	1,000	989
British Sky Broadcasting Group Plc
2.63%, 09/16/19 (r)	1,785	1,796
3.75%, 09/16/24 (r)	4,090	4,033
CCO Safari II LLC, 6.48%, 10/23/45 (r)	1,055	1,064
Comcast Corp.
6.50%, 01/15/17	750	801
5.65%, 06/15/35	165	190
4.40%, 08/15/35	2,325	2,341
6.50%, 11/15/35	165	210
6.55%, 07/01/39	375	476

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
COX Communications Inc.
3.25%, 12/15/22 (r)	1,000	939
4.80%, 02/01/35 (r)	2,695	2,390
DIRECTV Holdings LLC
1.75%, 01/15/18 (e)	1,000	997
4.45%, 04/01/24	3,220	3,307
3.95%, 01/15/25	160	157
Grupo Televisa SAB
6.63%, 01/15/40	375	405
5.00%, 05/13/45	385	348
Harley-Davidson Financial Services Inc., 2.70%, 03/15/17 (r)	735	749
Home Depot Inc., 4.40%, 03/15/45	285	295
Johnson Controls Inc., 3.75%, 12/01/21	1,000	1,025
Marriott International Inc., 2.88%, 03/01/21	3,225	3,239
NBCUniversal Enterprise Inc., 1.66%, 04/15/18 (r)	830	833
NBCUniversal Media LLC, 2.88%, 04/01/16	1,700	1,719
Nissan Motor Acceptance Corp.
1.80%, 03/15/18 (r)	3,400	3,411
2.65%, 09/26/18 (r)	1,445	1,476
O’Reilly Automotive Inc., 3.80%, 09/01/22	2,395	2,454
Time Warner Cable Inc.
5.85%, 05/01/17	270	286
8.75%, 02/14/19	50	59
8.25%, 04/01/19	695	811
6.55%, 05/01/37	435	428
7.30%, 07/01/38	285	299
6.75%, 06/15/39	285	285
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	195	239
Time Warner Inc.
4.88%, 03/15/20	500	554
4.75%, 03/29/21	450	489
6.25%, 03/29/41	500	576
		46,416
CONSUMER STAPLES - 0.7%
Altria Group Inc.
4.75%, 05/05/21	548	597
4.50%, 05/02/43	1,175	1,123
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19 (l)	680	799
5.38%, 01/15/20 (l)	170	190
2.50%, 07/15/22	731	699
Coca-Cola Femsa SAB de CV, 2.38%, 11/26/18	1,266	1,275
ConAgra Foods Inc., 1.90%, 01/25/18	265	264
CVS Caremark Corp.
5.75%, 06/01/17	74	79
4.00%, 12/05/23	2,680	2,840
CVS Health Corp.
4.88%, 07/20/35	2,265	2,378
5.13%, 07/20/45	2,635	2,836
Dr. Pepper Snapple Group Inc., 2.90%, 01/15/16	247	248
Grupo Bimbo SAB de CV, 3.88%, 06/27/24 (r)	835	809
Heineken NV
2.75%, 04/01/23 (r)	1,785	1,746
4.00%, 10/01/42 (r)	40	36
HJ Heinz Co., 3.50%, 07/15/22 (r)	3,365	3,438
Imperial Tobacco Finance Plc, 3.75%, 07/21/22 (r)	1,785	1,802
Japan Tobacco Inc., 2.10%, 07/23/18 (e) (r)	875	883
Kraft Foods Group Inc., 2.25%, 06/05/17	375	379
Kroger Co.
3.30%, 01/15/21	745	765
3.85%, 08/01/23	1,830	1,890
4.00%, 02/01/24	3,275	3,420
Mondelez International Inc., 4.00%, 02/01/24	740	767
SABMiller Holdings Inc.
6.50%, 07/15/18 (r)	600	669
3.75%, 01/15/22 (r)	750	769
4.95%, 01/15/42 (r)	200	204
Wal-Mart Stores Inc, 3.63%, 07/08/20	2,300	2,490
		33,395
ENERGY - 1.1%
BG Energy Capital Plc, 4.00%, 10/15/21 (r)	3,450	3,664
BP Capital Markets Plc
4.75%, 03/10/19	675	738
2.32%, 02/13/20	955	959
3.25%, 05/06/22 (e)	1,000	1,007
2.50%, 11/06/22	600	572
3.99%, 09/26/23	195	202
3.51%, 03/17/25	2,375	2,348
Columbia Pipeline Group Inc., 2.45%, 06/01/18 (r)	1,560	1,563
ConocoPhillips Co.
2.88%, 11/15/21	200	199
4.30%, 11/15/44	1,600	1,516
Devon Energy Corp.
3.25%, 05/15/22	510	489
5.00%, 06/15/45	1,120	1,015
Encana Corp., 6.50%, 05/15/19	2,170	2,380
Enterprise Products Operating LLC, 5.10%, 02/15/45	2,550	2,329
EOG Resources Inc., 5.63%, 06/01/19	190	214
Halliburton Co., 3.50%, 08/01/23	2,750	2,758
Occidental Petroleum Corp., 4.10%, 02/01/21	941	1,014
Phillips 66 Partners LP, 3.61%, 02/15/25	3,540	3,210
Pioneer Natural Resources Co., 7.50%, 01/15/20	4,977	5,723
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 04/28/20 (r)	6,270	6,179
Statoil ASA
5.25%, 04/15/19	215	239
2.25%, 11/08/19	480	484
2.90%, 11/08/20	1,945	2,006
2.75%, 11/10/21	705	706
2.45%, 01/17/23	187	178
3.70%, 03/01/24 (e)	50	52
Suncor Energy Inc., 3.60%, 12/01/24	850	843
Total Capital SA, 2.13%, 08/10/18	2,250	2,286
TransCanada Pipelines Ltd., 3.80%, 10/01/20	975	1,033
Western Gas Partners LP, 4.00%, 07/01/22	4,950	4,791
		50,697
FINANCIALS - 4.7%
Ace Capital Trust II, 9.70%, 04/01/30	525	776
American Express Centurion Bank, 6.00%, 09/13/17	850	919
American Express Credit Corp.
2.38%, 03/24/17	1,025	1,041
2.13%, 07/27/18	1,700	1,715
American International Group Inc., 3.88%, 01/15/35	2,180	2,006
American Tower Corp., 3.45%, 09/15/21	4,000	4,018
Ameriprise Financial Inc., 5.30%, 03/15/20	170	192
AvalonBay Communities Inc., 3.63%, 10/01/20	905	947
AXA SA, 8.60%, 12/15/30	425	577
Bank of America Corp.
6.50%, 08/01/16	2,000	2,089
5.42%, 03/15/17	700	735
2.00%, 01/11/18	1,200	1,205
2.60%, 01/15/19	776	784

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
5.63%, 07/01/20	140	158
4.13%, 01/22/24	1,800	1,882
4.20%, 08/26/24	4,600	4,592
5.88%, 02/07/42	300	351
5.00%, 01/21/44	500	525
Bank of Montreal, 2.50%, 01/11/17	2,650	2,697
Bank of New York Mellon Corp.
5.45%, 05/15/19	500	556
2.15%, 02/24/20	2,920	2,919
Barclays Bank Plc
6.05%, 12/04/17 (r)	550	595
2.50%, 02/20/19	1,400	1,424
6.75%, 05/22/19	320	372
3.75%, 05/15/24	1,200	1,214
BAT International Finance Plc
2.75%, 06/15/20 (r)	1,080	1,101
3.25%, 06/07/22 (r)	1,945	1,974
3.50%, 06/15/22 (r)	455	468
BNP Paribas SA, 2.40%, 12/12/18	2,500	2,534
BPCE SA
2.50%, 12/10/18	520	529
2.50%, 07/15/19	2,400	2,429
4.00%, 04/15/24 (e)	1,255	1,304
5.15%, 07/21/24 (r)	1,375	1,398
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	1,300	1,304
Capital One Bank USA NA, 2.15%, 11/21/18	1,930	1,929
Capital One Financial Corp.
4.75%, 07/15/21	1,500	1,636
3.75%, 04/24/24	2,000	1,993
3.20%, 02/05/25	2,000	1,906
CDP Financial, 4.40%, 11/25/19 (r)	600	660
Citigroup Inc.
4.59%, 12/15/15	27	27
4.45%, 01/10/17	1,000	1,040
6.13%, 05/15/18	245	271
2.50%, 09/26/18	1,000	1,013
8.50%, 05/22/19	1,400	1,690
2.50%, 07/29/19	1,155	1,162
5.38%, 08/09/20	143	160
4.50%, 01/14/22	605	654
8.13%, 07/15/39	115	165
5.88%, 01/30/42	165	192
5.30%, 05/06/44	1,055	1,098
CNA Financial Corp., 3.95%, 05/15/24	225	227
Compass Bank, 2.75%, 09/29/19	700	697
Credit Agricole SA
2.50%, 04/15/19 (r)	2,435	2,469
4.38%, 03/17/25 (r)	1,205	1,164
Credit Suisse
2.30%, 05/28/19	795	799
3.00%, 10/29/21	1,070	1,072
3.63%, 09/09/24	325	326
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22 (r)	2,935	2,938
3.75%, 03/26/25 (r)	2,690	2,614
Daimler Finance North America LLC
2.63%, 09/15/16 (r)	1,400	1,414
2.38%, 08/01/18 (r)	1,400	1,402
2.25%, 07/31/19 (r)	1,580	1,538
3.88%, 09/15/21 (r)	231	234
8.50%, 01/18/31	300	426
Discover Bank, 3.10%, 06/04/20	4,700	4,746
Discover Financial Services, 6.45%, 06/12/17	90	97
Eaton Vance Corp., 6.50%, 10/02/17	30	33
ERP Operating LP, 4.75%, 07/15/20	765	839
Fifth Third Bank, 2.88%, 10/01/21	1,800	1,819
Ford Motor Credit Co. LLC
2.38%, 03/12/19	7,100	7,044
3.16%, 08/04/20	2,510	2,507
General Electric Capital Corp.
5.55%, 05/04/20	1,650	1,903
4.63%, 01/07/21	450	502
4.65%, 10/17/21	500	561
3.15%, 09/07/22	3,590	3,685
6.15%, 08/07/37	215	278
5.88%, 01/14/38	1,181	1,475
6.88%, 01/10/39	160	224
Goldman Sachs Group Inc.
5.35%, 01/15/16	400	405
5.63%, 01/15/17	670	704
2.38%, 01/22/18	755	765
6.00%, 06/15/20	205	236
5.25%, 07/27/21	1,000	1,115
5.75%, 01/24/22	2,445	2,807
3.63%, 01/22/23	550	557
6.25%, 02/01/41	940	1,136
4.80%, 07/08/44	1,080	1,095
HCP Inc.
6.00%, 01/30/17	365	385
4.00%, 06/01/25	4,670	4,589
HSBC Bank Plc, 4.13%, 08/12/20 (r)	900	975
HSBC Bank USA NA, 5.88%, 11/01/34	250	290
HSBC Holdings Plc
4.00%, 03/30/22	870	914
6.10%, 01/14/42	905	1,127
5.25%, 03/14/44	260	264
HSBC USA Inc., 1.63%, 01/16/18	1,435	1,432
Huntington National Bank
2.20%, 04/01/19	915	916
2.40%, 04/01/20	2,150	2,136
ING Bank NV
3.75%, 03/07/17 (r)	1,600	1,652
1.80%, 03/16/18 (r)	3,530	3,535
JPMorgan Chase & Co.
6.30%, 04/23/19	475	540
4.50%, 01/24/22	825	890
3.25%, 09/23/22	1,000	1,002
3.38%, 05/01/23	1,060	1,036
6.40%, 05/15/38	425	533
5.40%, 01/06/42	540	608
Kimco Realty Corp., 5.78%, 03/15/16	345	352
Korea Development Bank, 2.50%, 03/11/20	3,500	3,536
Korea Finance Corp., 2.88%, 08/22/18	990	1,013
Liberty Mutual Group Inc., 4.25%, 06/15/23 (r)	585	605
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (r)	475	583
Liberty Property LP, 6.63%, 10/01/17	225	246
Macquarie Bank Ltd., 2.40%, 01/21/20 (r)	660	659
MassMutual Global Funding II, 2.10%, 08/02/18 (r)	1,875	1,901
MetLife Inc.
1.90%, 12/15/17 (k)	415	418
4.13%, 08/13/42	265	252
Metropolitan Life Global Funding I, 1.50%, 01/10/18 (r)	1,480	1,478
Morgan Stanley
5.45%, 01/09/17	1,000	1,050
2.13%, 04/25/18	1,900	1,911
2.50%, 01/24/19	1,000	1,014
3.70%, 10/23/24	5,200	5,227
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	1,000	1,088
3.05%, 02/15/22	445	450

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Nationwide Building Society, 2.35%, 01/21/20 (r)	2,265	2,269
Northern Trust Corp., 3.45%, 11/04/20	490	517
Pentair Finance SA, 2.90%, 09/15/18	4,030	4,043
PNC Bank NA, 3.30%, 10/30/24	835	834
PNC Financial Services Group Inc., 3.90%, 04/29/24	830	840
Private Export Funding Corp.
2.25%, 12/15/17	1,985	2,038
3.25%, 06/15/25	7,600	7,895
Prudential Financial Inc.
5.50%, 03/15/16	425	434
6.00%, 12/01/17	450	492
2.30%, 08/15/18	1,885	1,912
QBE Insurance Group Ltd., 2.40%, 05/01/18 (r)	350	352
Realty Income Corp.
6.75%, 08/15/19	355	411
5.75%, 01/15/21	335	379
Santander Bank NA, 2.00%, 01/12/18	1,260	1,256
Santander Holdings USA Inc., 2.65%, 04/17/20	1,930	1,895
Scentre Group Trust, 2.38%, 11/05/19 (r)	3,175	3,171
Sovereign Bank, 8.75%, 05/30/18	450	514
Svenska Handelsbanken AB, 2.88%, 04/04/17	2,000	2,048
Synchrony Financial
3.00%, 08/15/19	3,400	3,427
2.70%, 02/03/20	755	747
Teachers Insurance & Annuity Association of America, 4.90%, 09/15/44 (r)	685	705
Toyota Motor Credit Corp., 2.80%, 01/11/16	1,020	1,027
U.S. Bancorp, 3.70%, 01/30/24	900	943
UBS AG, 4.88%, 08/04/20	1,700	1,887
UBS Group AG, 2.95%, 09/24/20 (r)	2,840	2,846
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19 (r)	775	724
Wachovia Corp., 5.75%, 06/15/17	1,500	1,612
WEA Finance LLC
1.75%, 09/15/17 (r)	655	651
2.70%, 09/17/19 (r)	990	985
3.25%, 10/05/20 (r)	2,400	2,423
Wells Fargo & Co.
3.50%, 03/08/22	2,145	2,218
4.48%, 01/16/24	517	544
4.10%, 06/03/26	2,125	2,145
		213,570
HEALTH CARE - 1.7%
AbbVie Inc., 3.20%, 11/06/22	425	422
Actavis Funding SCS
3.00%, 03/12/20	885	886
3.45%, 03/15/22	4,235	4,177
3.80%, 03/15/25	950	919
4.85%, 06/15/44	1,500	1,368
Aetna Inc., 1.75%, 05/15/17	55	55
Bayer US Finance LLC
2.38%, 10/08/19 (r)	1,050	1,064
3.00%, 10/08/21 (r)	1,675	1,701
3.38%, 10/08/24 (r)	540	543
Biogen Inc., 2.90%, 09/15/20	2,245	2,263
Cardinal Health Inc.
2.40%, 11/15/19	1,345	1,361
3.50%, 11/15/24	1,205	1,205
4.50%, 11/15/44	1,405	1,362
Catholic Health Initiatives
2.60%, 08/01/18	815	832
2.95%, 11/01/22	1,730	1,711
4.35%, 11/01/42	2,270	2,111
Celgene Corp.
2.25%, 05/15/19	265	268
3.55%, 08/15/22	1,265	1,284
3.63%, 05/15/24	620	618
Cigna Corp., 3.25%, 04/15/25	5,040	4,861
Dignity Health
2.64%, 11/01/19	255	260
3.81%, 11/01/24	515	528
Eli Lilly & Co., 2.75%, 06/01/25	650	640
EMD Finance LLC
2.95%, 03/19/22 (r)	3,020	2,984
3.25%, 03/19/25 (r)	4,450	4,316
Express Scripts Holding Co.
2.65%, 02/15/17	1,897	1,928
2.25%, 06/15/19	970	968
3.90%, 02/15/22	1,000	1,031
3.50%, 06/15/24	1,390	1,368
Forest Laboratories Inc., 4.88%, 02/15/21 (r)	385	416
Gilead Sciences Inc.
2.55%, 09/01/20	1,120	1,127
3.70%, 04/01/24	1,125	1,152
4.50%, 02/01/45	545	525
Humana Inc., 3.85%, 10/01/24	3,550	3,573
Kaiser Foundation Hospitals
3.50%, 04/01/22	780	804
4.88%, 04/01/42	455	478
McKesson Corp.
2.85%, 03/15/23	90	87
3.80%, 03/15/24	1,125	1,154
Medtronic Inc.
1.38%, 04/01/18	675	674
2.50%, 03/15/20	755	765
3.15%, 03/15/22	1,070	1,085
3.63%, 03/15/24	360	372
3.50%, 03/15/25	1,715	1,751
4.38%, 03/15/35	285	288
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	620	686
4.20%, 07/01/55	790	721
Merck & Co. Inc.
2.80%, 05/18/23	940	934
4.15%, 05/18/43	630	624
New York and Presbyterian Hospital, 4.02%, 08/01/45	1,365	1,292
Pfizer Inc., 6.20%, 03/15/19 (e)	700	799
Roche Holdings Inc., 6.00%, 03/01/19 (l) (r)	333	379
Sanofi SA, 4.00%, 03/29/21	1,025	1,110
Toledo Hospital, 4.98%, 11/15/45	1,915	1,945
UnitedHealth Group Inc.
3.88%, 10/15/20	600	644
2.88%, 03/15/22	70	71
3.35%, 07/15/22	1,090	1,125
3.75%, 07/15/25	1,820	1,882
4.63%, 11/15/41	1,040	1,067
WellPoint Inc.
2.30%, 07/15/18	625	628
3.70%, 08/15/21	1,000	1,031
3.30%, 01/15/23	3,675	3,638
		75,861
INDUSTRIALS - 0.4%
Cargill Inc., 4.31%, 05/14/21 (r)	517	566
Deere & Co., 4.38%, 10/16/19	185	201
ERAC USA Finance LLC
2.75%, 03/15/17 (r)	340	347
2.35%, 10/15/19 (r)	2,880	2,881
4.50%, 08/16/21 (r)	620	670
3.30%, 10/15/22 (r)	120	120
5.63%, 03/15/42 (r)	1,200	1,287
4.50%, 02/15/45 (r)	270	250

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
FedEx Corp.
2.63%, 08/01/22	190	186
2.70%, 04/15/23	520	501
4.90%, 01/15/34	1,005	1,047
5.10%, 01/15/44	1,685	1,766
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	920	943
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24 (r)	1,350	1,330
Penske Truck Leasing Co. LP, 3.20%, 07/15/20 (r)	2,880	2,901
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (r)	675	708
Southwest Airlines Co., 5.75%, 12/15/16	500	527
		16,230
INFORMATION TECHNOLOGY - 0.1%
Alibaba Group Holding Ltd., 2.50%, 11/28/19 (r)	2,750	2,699
Apple Inc., 2.85%, 05/06/21	1,800	1,849
EMC Corp.
1.88%, 06/01/18	1,825	1,830
2.65%, 06/01/20	475	479
		6,857
MATERIALS - 0.1%
CF Industries Inc., 5.38%, 03/15/44	1,495	1,452
LyondellBasell Industries NV, 4.63%, 02/26/55	3,495	2,974
Monsanto Co., 4.70%, 07/15/64	375	323
		4,749
TELECOMMUNICATION SERVICES - 0.5%
America Movil SAB de CV, 3.13%, 07/16/22	1,150	1,117
AT&T Inc.
6.80%, 05/15/36	150	175
6.55%, 02/15/39	155	175
BellSouth Corp., 6.55%, 06/15/34	300	328
Deutsche Telekom International Finance BV
2.25%, 03/06/17 (r)	495	502
8.75%, 06/15/30 (e) (k)	275	393
4.88%, 03/06/42 (r)	705	700
France Telecom SA
4.13%, 09/14/21	2,550	2,731
9.00%, 03/01/31 (k)	680	964
SBC Communications, 6.45%, 06/15/34	480	540
Verizon Communications Inc.
4.50%, 09/15/20	6,235	6,744
3.45%, 03/15/21	975	1,001
3.50%, 11/01/21	735	752
6.40%, 09/15/33	347	398
4.75%, 11/01/41	265	247
4.86%, 08/21/46	692	647
4.52%, 09/15/48	3,480	3,060
		20,474
UTILITIES - 0.8%
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (r)	195	204
Atmos Energy Corp., 6.35%, 06/15/17	385	416
Berkshire Hathaway Energy Co., 4.50%, 02/01/45	1,465	1,449
Colorado Public Service Co., 5.13%, 06/01/19 (e)	500	555
Consolidated Edison Co. of New York Inc.
5.30%, 12/01/16	250	262
4.63%, 12/01/54	910	918
Dominion Resources Inc., 3.63%, 12/01/24	3,200	3,200
Duke Energy Carolinas LLC, 4.30%, 06/15/20	875	961
Electricite de France
5.63% (callable at 100 beginning 01/22/24) (m) (r)	2,000	1,976
4.88%, 01/22/44 (r)	450	479
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (e) (m) (r)	770	741
Florida Power & Light Co., 5.25%, 02/01/41	1,465	1,721
Indianapolis Power & Light Co., 6.60%, 06/01/37 (r)	500	644
MidAmerican Energy Co., 6.13%, 04/01/36	350	421
NextEra Energy Capital Holdings Inc., 2.06%, 09/01/17	7,870	7,922
NiSource Finance Corp., 4.80%, 02/15/44	465	481
Northeast Utilities, 3.15%, 01/15/25	400	391
Oncor Electric Delivery Co. LLC, 5.25%, 09/30/40	325	357
Pacific Gas & Electric Co.
3.85%, 11/15/23	770	805
5.13%, 11/15/43	480	531
PPL Electric Utilities Corp., 6.25%, 05/15/39	60	78
San Diego Gas & Electric Co.
6.00%, 06/01/39	100	127
5.35%, 05/15/40	800	953
South Carolina Electric & Gas Co., 4.35%, 02/01/42	730	714
Southern California Edison Co.
2.40%, 02/01/22	685	678
5.55%, 01/15/37	500	591
Southern Co.
2.45%, 09/01/18	675	683
2.75%, 06/15/20	4,000	3,988
State Grid Overseas Investment Ltd., 2.75%, 05/07/19 (r)	2,175	2,210
		34,456
Total Corporate Bonds and Notes (cost $496,574)		502,705

GOVERNMENT AND AGENCY OBLIGATIONS - 20.7%
GOVERNMENT SECURITIES - 10.5%
Municipals - 0.8%
Bay Area Toll Authority
6.26%, 04/01/49	975	1,299
7.04%, 04/01/50	630	868
Chicago Transit Authority, 6.90%, 12/01/40	1,000	1,120
City of Chicago O’Hare International Airport
6.85%, 01/01/38	700	779
6.40%, 01/01/40	440	553
City of Sacramento, California (insured by Assured Guaranty Municipal Corp.), 5.85%, 08/01/19	1,260	1,402
Dallas Area Rapid Transit, RB, 6.00%, 12/01/44	390	511
Grand Parkway Transportation Corp., 5.18%, 10/01/42	1,555	1,866
Illinois State Toll Highway Authority, 6.18%, 01/01/34	565	691
Kansas Development Finance Authority, 4.93%, 04/15/45	3,000	2,884
Los Angeles Unified School District, 5.75%, 07/01/34	800	960
Maryland Transportation Authority, 5.89%, 07/01/43	270	331
Massachusetts School Building Authority, 5.72%, 08/15/39	500	617
Metropolitan Transportation Authority
7.34%, 11/15/39	75	108
6.09%, 11/15/40	405	514
6.81%, 11/15/40	250	330

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Municipal Electric Authority of Georgia, 6.64%, 04/01/57	1,775	2,081
New Jersey Economic Development Authority, 3.80%, 06/15/18	4,100	4,111
New Jersey State Turnpike Authority, 7.41%, 01/01/40	705	980
New York State Thruway Authority, RB, 5.88%, 04/01/30	840	1,028
North Texas Tollway Authority, 6.72%, 01/01/49	850	1,163
Oregon School Boards Association (insured by AMBAC Financial Group Corp.), 4.76%, 06/30/28	420	467
Port Authority of New York & New Jersey, GO
6.04%, 12/01/29	105	129
4.46%, 10/01/62	2,500	2,419
State of California
7.55%, 04/01/39	200	288
7.63%, 03/01/40	400	574
State of Illinois, 5.10%, 06/01/33	1,325	1,241
University of California
4.60%, 05/15/31	940	1,008
6.55%, 05/15/48	1,170	1,507
6.58%, 05/15/49	1,825	2,350
University of California Build America Bond, 5.77%, 05/15/43	615	752
University of Missouri, 5.96%, 11/01/39	360	450
Utility Debt Securitization Authority, 3.44%, 12/15/25	1,165	1,226
		36,607
Sovereign - 0.1%
Mexico Government International Bond
3.50%, 01/21/21	1,326	1,349
3.60%, 01/30/25	2,315	2,274
Province of Ontario, Canada, 4.00%, 10/07/19	550	600
		4,223
U.S. Treasury Securities - 9.6%
U.S. Treasury Bond
5.38%, 02/15/31 (e)	16,700	23,187
2.88%, 05/15/43 (e)	26,924	26,850
3.38%, 05/15/44	15,335	16,839
3.13%, 08/15/44 (e)	8,230	8,618
3.00%, 11/15/44	1,000	1,022
2.50%, 02/15/45 (e)	6,705	6,177
U.S. Treasury Note
0.50%, 07/31/16 - 03/31/17 (e)	97,733	97,795
1.00%, 09/30/16 - 09/15/17 (e)	17,800	17,923
0.88%, 11/30/16	14,815	14,890
0.63%, 05/31/17 - 08/31/17 (e)	81,320	81,330
0.75%, 10/31/17	18,300	18,328
1.38%, 07/31/18 - 03/31/20 (e)	16,520	16,634
1.25%, 11/30/18	18,500	18,651
1.75%, 09/30/19	31,905	32,585
2.63%, 11/15/20	9,400	9,940
2.13%, 06/30/21	10,070	10,376
2.00%, 02/15/25 (e)	30,855	30,742
		431,887
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 10.2%
Federal Home Loan Mortgage Corp. - 3.9%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17 - 12/01/39	912	1,041
6.50%, 11/01/17	4	4
4.50%, 05/01/18 - 03/01/19	99	102
4.00%, 09/01/26 - 07/01/41	557	595
2.50%, 10/15/30, TBA (g)	5,900	6,016
3.00%, 10/15/30 - 07/01/45, TBA (g)	72,463	73,751
7.00%, 11/01/30 - 10/01/32	67	75
3.00%, 08/01/45 - 09/01/45	69,857	70,694
3.50%, 10/15/45, TBA (g)	20,750	21,599
5.50%, 10/15/45, TBA (g)	2,400	2,660
		176,537
Federal National Mortgage Association - 4.4%
Federal National Mortgage Association
6.00%, 01/01/18	9	9
4.50%, 09/01/23 - 01/01/45	33,823	36,719
2.47%, 05/01/25	2,872	2,861
2.68%, 05/01/25	5,190	5,190
2.81%, 07/01/25	6,000	6,022
3.50%, 03/01/26 - 03/01/26	211	224
4.00%, 09/01/26 - 09/01/26	4,214	4,479
3.00%, 05/01/27 - 09/01/45	29,068	29,539
7.50%, 09/01/29	10	12
2.00%, 10/15/30, TBA (g)	2,200	2,187
2.50%, 10/15/30 - 10/15/45, TBA (g)	14,750	15,004
3.00%, 10/15/30, TBA (g)	2,450	2,552
3.50%, 10/15/30 - 10/15/45 TBA (g)	51,575	53,940
7.00%, 10/01/33	55	64
5.50%, 03/01/38	562	627
6.50%, 10/01/38 - 10/01/39	334	385
5.00%, 07/01/40	364	403
5.00%, 10/15/45, TBA (g)	20,600	22,701
5.50%, 10/15/45, TBA (g)	8,800	9,830
REMIC, 2.79%, 05/25/25 (i)	8,250	8,293
		201,041
Government National Mortgage Association - 1.9%
Government National Mortgage Association
6.00%, 02/15/24 - 04/15/40	7,607	8,665
6.50%, 04/15/26	17	19
5.50%, 11/15/32 - 02/15/36	115	129
7.00%, 01/15/33 - 05/15/33	22	27
5.00%, 06/20/33 - 06/15/39	5,638	6,280
4.50%, 06/15/40 - 05/15/42	2,448	2,654
4.00%, 01/15/41 - 12/20/44	2,816	3,002
3.00%, 04/20/45 - 07/20/45	13,731	14,039
3.50%, 10/15/45, TBA (g)	32,025	33,562
4.50%, 10/15/45, TBA (g)	11,125	11,951
5.50%, 10/15/45, TBA (g)	3,000	3,355
REMIC, 7.50%, 09/16/35	10	11
		83,694
Total Government and Agency Obligations (cost $919,011)		933,989

SHORT TERM INVESTMENTS - 14.7%
Investment Company - 5.3%
JNL Money Market Fund, 0.10% (a) (h)	240,648	240,648
Securities Lending Collateral - 9.4%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	425,073	425,073
Total Short Term Investments (cost $665,721)		665,721
Total Investments - 115.0% (cost $4,978,587)		5,200,452
Total Forward Sales Commitments - (0.8%) (proceeds $38,342)		(38,417)
Other Assets and Liabilities, Net - (14.2%)		(639,770)
Total Net Assets - 100.0%		$4,522,265

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
FORWARD SALES COMMITMENTS - 0.8%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.8%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.8%
Federal National Mortgage Association - 0.7%
Federal National Mortgage Association, 4.50%, 10/15/45, TBA (g)	$31,900	$34,596
Government National Mortgage Association - 0.1%
Government National Mortgage Association, 6.00%, 10/15/45, TBA (g)	3,400	3,821
Total Forward Sales Commitments - 0.8% (proceeds $38,342)		$38,417

JNL/WMC Money Market Fund

CORPORATE BONDS AND NOTES - 11.7%
CONSUMER STAPLES - 1.0%
Coca-Cola Co., 1.50%, 11/15/15	$5,300	$5,307
PepsiCo Inc., 0.54%, 02/26/16 (i)	13,000	13,010
		18,317
ENERGY - 0.1%
Shell International Finance BV, 0.38%, 11/10/15 (i)	2,400	2,400
FINANCIALS - 9.4%
American Express Centurion Bank, 0.76%, 11/13/15 (i)	4,140	4,142
American Honda Finance Corp.
0.28%, 10/07/15 (i)	16,000	16,000
0.31%, 01/11/16 (i)	9,500	9,500
Australia & New Zealand Banking Group Ltd., 1.00%, 10/06/15 (r)	5,250	5,251
BNP Paribas SA, 3.60%, 02/23/16	10,202	10,320
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.82%, 03/18/16 (i)	2,585	2,590
General Electric Capital Corp.
0.93%, 12/11/15 (i)	7,000	7,009
1.00%, 12/11/15	5,000	5,004
0.88%, 01/08/16 (i)	8,000	8,012
JPMorgan Chase Bank NA, 0.67%, 06/13/16 (i)	3,500	3,495
MassMutual Global Funding II, 0.45%, 12/11/15 (i) (r)	13,630	13,633
Metropolitan Life Global Funding I, 0.46%, 06/23/16 (i) (r)	10,500	10,507
New York Life Global Funding
0.31%, 10/05/15 (i) (r)	12,000	12,000
0.29%, 10/29/15 (i) (r)	12,000	12,000
0.35%, 08/05/16 (i) (r)	9,000	9,000
PNC Bank NA
0.60%, 01/28/16 (i)	4,365	4,368
0.80%, 01/28/16	5,475	5,478
Principal Life Global Funding II, 0.49%, 02/22/16 (i) (r)	500	500
Toronto-Dominion Bank
0.50%, 11/06/15 (i)	6,500	6,501
0.46%, 07/13/16 (i)	6,500	6,502
Wells Fargo & Co., 0.49%, 10/28/15 (i)	26,000	26,003
		177,815
INFORMATION TECHNOLOGY - 1.2%
International Business Machines Corp.
0.37%, 02/05/16 (i)	3,350	3,351
1.95%, 07/22/16	19,991	20,211
		23,562
Total Corporate Bonds and Notes (cost $222,094)		222,094

GOVERNMENT AND AGENCY OBLIGATIONS - 7.7%
GOVERNMENT SECURITIES - 7.7%
Federal Home Loan Bank - 3.0% (w)
Federal Home Loan Bank
0.19%, 11/19/15	12,000	12,000
0.30%, 04/14/16	6,000	5,999
5.38%, 05/18/16	10,000	10,317
0.38%, 06/24/16 - 08/25/16	9,000	8,997
0.41%, 08/05/16	16,360	16,355
0.50%, 09/28/16	3,380	3,379
		57,047
Federal Home Loan Mortgage Corp. - 1.9% (w)
Federal Home Loan Mortgage Corp.
5.50%, 07/18/16	15,000	15,608
2.00%, 08/25/16	19,795	20,059
		35,667
Federal National Mortgage Association - 0.8% (w)
Federal National Mortgage Association, 0.50%, 03/30/16	15,000	15,013
Sovereign - 0.7%
Kreditanstalt fur Wiederaufbau, 1.25%, 10/26/15	14,000	14,010
U.S. Treasury Securities - 1.3%
U.S. Treasury Note, 0.09%, 07/31/17 (i)	26,000	25,979
Total Government and Agency Obligations (cost $147,716)		147,716

SHORT TERM INVESTMENTS - 64.0%
Certificates of Deposit - 16.6%
Abbey National Treasury Services Plc, 0.34%, 11/16/15	13,000	13,000
Bank of Montreal
0.33%, 10/09/15	13,000	13,000
0.31%, 11/12/15 (i)	4,000	4,000
0.29%, 01/06/16 (i)	13,000	13,000
Bank of Nova Scotia
0.25%, 10/30/15 (i)	21,000	21,000
0.33%, 04/18/16 (i)	5,000	5,000
BNP Paribas SA, 0.58%, 02/01/16	11,000	11,000
Canadian Imperial Bank of Commerce
0.28%, 12/28/15 (i)	13,000	13,000
0.30%, 02/04/16 (i)	12,000	12,000
0.34%, 03/10/16	14,000	14,000
Credit Suisse, 0.64%, 03/21/16 (i)	15,000	15,000
Credit Suisse Group AG, 0.59%, 05/09/16 (i)	11,000	11,000
DNB Bank ASA, 0.28%, 12/02/15 (i)	5,500	5,500
JPMorgan Chase Bank NA
0.34%, 10/23/15 (i)	3,000	3,000
0.38%, 12/08/15 (i)	11,350	11,352
Natixis
0.48%, 02/02/16	15,000	15,000
0.40%, 03/10/16	11,000	11,000
Nordea Bank Finland, 0.28%, 11/13/15 (i)	11,000	11,000
Rabobank Nederland NV
0.36%, 03/11/16 (i)	12,500	12,500
0.37%, 03/18/16 (i)	20,000	20,000
Royal Bank of Canada
0.34%, 10/06/15	13,500	13,500
0.32%, 04/08/16 (i)	10,500	10,500
Societe Generale SA, 0.40%, 03/10/16	17,500	17,500
Standard Chartered Bank, 0.31%, 10/13/15	6,000	6,000

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Sumitomo Mitsui Banking Corp., 0.42%, 03/10/16	12,500	12,500
Toronto-Dominion Bank
0.29%, 01/25/16 (i)	7,000	7,000
0.33%, 05/02/16 (i)	14,000	14,000
		315,352
Commercial Paper - 11.3%
BNP Paribas SA, 0.27%, 11/05/15	11,000	10,997
BPCE SA, 0.54%, 02/18/16 (r)	12,000	11,975
Cancara Asset Securitization LLC, 0.30%, 12/22/15 (r)	13,000	12,991
Chariot Funding LLC
0.30%, 11/04/15 (r)	12,000	11,997
0.33%, 11/30/15 (r)	6,500	6,496
DNB Bank ASA, 0.35%, 10/02/15 (r)	14,000	14,000
Fairway Finance Corp., 0.27%, 10/16/15 (r)	3,250	3,250
Fairway Finance LLC, 0.28%, 11/17/15 (r)	15,000	14,994
General Electric Capital Co., 0.24%, 12/07/15	14,000	13,994
HSBC USA Inc.
0.46%, 02/17/16 (r)	12,000	11,979
0.38%, 03/29/16 (i)	21,000	21,000
JPMorgan Securities LLC, 0.49%, 02/12/16	15,000	14,973
Jupiter Securitization Corp., 0.40%, 12/21/15 (r)	11,000	10,990
MetLife Short Term Funding LLC, 0.22%, 11/09/15 (r)	15,000	14,996
Societe Generale SA, 0.44%, 11/17/15 (r)	4,750	4,747
Standard Chartered Bank, 0.34%, 12/17/15	7,000	6,995
Thunder Bay Funding LLC
0.35%, 01/07/16 (r)	13,500	13,487
0.48%, 03/21/16 (r)	14,500	14,467
		214,328
Federal Home Loan Bank - 8.5% (w)
Federal Home Loan Bank
0.22%, 11/18/15 - 12/04/15	27,463	27,453
0.10%, 11/20/15	33,000	32,990
0.20%, 11/23/15	26,237	26,229
0.21%, 12/09/15	30,000	29,988
0.16%, 01/13/16	13,000	12,994
0.42%, 07/01/16	32,000	31,897
		161,551
Federal Home Loan Mortgage Corp. - 1.7% (w)
Federal Home Loan Bank, 0.16%, 01/25/16	32,750	32,734
Repurchase Agreements - 25.9%
Repurchase Agreement with BCL, 0.10% (Collateralized by $81,837 U.S. Treasury Note, 0.00-3.25%, due 10/08/15-03/31/21, value $83,334) acquired on 09/30/15, due on 10/01/15 at $81,700	81,700	81,700
Repurchase Agreement with BMO, 0.10% (Collateralized by $1,012 U.S. Treasury Bond, 2.88-3.88%, due 08/15/40-08/15/45, value $1,020) acquired on 09/30/15, due on 10/01/15 at $1,000	1,000	1,000
Repurchase Agreement with BNP, 0.10% (Collateralized by $17,924 Federal National Mortgage Association, 3.00-5.00%, due 12/01/19-09/01/45, value $18,384 and $2,863 Federal Home Loan Mortgage Corp., 3.00-6.00%, due 11/01/28-07/01/45, value $3,036) acquired on 09/30/15, due on 10/01/15 at $21,000	21,000	21,000
Repurchase Agreement with BNP, 0.12% (Collateralized by $22,319 General National Mortgage Association, 3.50%, due 09/20/45, value $23,460) acquired on 09/30/15, due on 10/01/15 at $23,000	23,000	23,000
Repurchase Agreement with DUB, 0.12% (Collateralized by $4,022 Federal National Mortgage Association, 6.03%, due 10/08/27, value $2,754) acquired on 09/30/15, due on 10/01/15 at $2,700	2,700	2,700
Repurchase Agreement with GSC, 0.08% (Collateralized by $1,867 Federal National Mortgage Association, 4.00%, due 04/01/26, value $1,992 and $31,586 Federal Home Loan Mortgage Corp., 3.00-4.50%, due 02/01/30-05/01/45, value $33,708) acquired on 09/28/15, due on 10/05/15 at $35,001	35,000	35,000
Repurchase Agreement with GSC, 0.09% (Collateralized by $8,880 Federal National Mortgage Association, 3.50%, due 10/01/42-09/01/45, value $9,266 and $15,088 Federal Home Loan Mortgage Corp., 2.46-4.00%, due 12/01/33-06/01/42, value $16,234) acquired on 09/30/15, due on 10/07/15 at $25,000	25,000	25,000
Repurchase Agreement with GSC, 0.12% (Collateralized by $4,505 Federal National Mortgage Association, 5.50%, due 10/01/33, value $5,099 and $1 Federal Home Loan Mortgage Corp., 4.00%, due 06/01/25, value $1) acquired on 09/30/15, due on 10/01/15 at $5,000	5,000	5,000
Repurchase Agreement with RBC, 0.08% (Collateralized by $2,894 Government National Mortgage Association, 3.00-4.00%, due 10/15/41-07/20/45, value $3,101, $2,189 Federal National Mortgage Association, 2.31-5.50%, due 09/01/26-09/01/45, value $2,406 and $18,097 Federal Home Loan Mortgage Corp., 2.18-4.50%, due 06/01/42-05/01/45, value $19,993) acquired on 09/30/15, due on 10/07/15 at $25,000	25,000	25,000
Repurchase Agreement with RBC, 0.10% (Collateralized by $31,443 Government National Mortgage Association, 1.75-5.00%, due 02/15/36-06/20/65, value $33,415, $82,413 Federal National Mortgage Association, 2.28-5.50%, due 08/01/25-10/01/45, value $87,921 and $27,386 Federal Home Loan Mortgage Corp., 2.15-4.50%, due 12/01/37-05/01/45, value $29,318) acquired on 09/30/15, due on 10/01/15 at $147,700	147,700	147,700

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
Repurchase Agreement with TDS, 0.10% (Collateralized by $125,519 U.S. Treasury Note, 1.50%, due 11/30/19, value $127,500) acquired on 09/30/15, due on 10/01/15 at $125,000	125,000	125,000
		492,100
Total Short Term Investments (cost $1,216,065)		1,216,065
Total Investments - 83.4% (cost $1,585,875)		1,585,875
Other Assets and Liabilities, Net - 16.6%		315,312
Total Net Assets - 100.0%		$1,901,187

JNL/WMC Value Fund

COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 13.8%
CBS Corp. - Class B	297	$11,833
Comcast Corp. - Class A	314	17,849
Dollar General Corp.	244	17,654
Hilton Worldwide Holdings Inc.	658	15,092
Home Depot Inc.	198	22,921
Lowe’s Cos. Inc.	253	17,442
Nielsen Holdings Plc (e)	420	18,673
Nordstrom Inc.	206	14,800
Norwegian Cruise Line Holdings Ltd. (c) (e)	392	22,453
Pulte Homes Inc.	833	15,723
PVH Corp.	160	16,333
Signet Jewelers Ltd.	112	15,260
Thomson Reuters Corp.	397	15,972
		222,005
CONSUMER STAPLES - 5.9%
Anheuser-Busch InBev NV - ADR	160	17,045
British American Tobacco Plc	317	17,495
CVS Health Corp.	211	20,392
Diageo Plc - ADR	86	9,232
Ingredion Inc.	143	12,459
Kraft Heinz Foods Co.	246	17,392
		94,015
ENERGY - 9.7%
Anadarko Petroleum Corp.	180	10,885
Chevron Corp.	350	27,599
EOG Resources Inc.	293	21,348
Exxon Mobil Corp.	330	24,508
Halliburton Co.	546	19,290
Marathon Oil Corp. (e)	941	14,495
Occidental Petroleum Corp.	174	11,542
Pioneer Natural Resources Co.	128	15,606
Southwestern Energy Co. (c)	797	10,120
		155,393
FINANCIALS - 26.4%
ACE Ltd.	221	22,854
American International Group Inc.	310	17,620
Ameriprise Financial Inc.	166	18,116
BlackRock Inc. (e)	81	24,190
Citigroup Inc.	807	40,056
Goldman Sachs Group Inc.	105	18,266
Intercontinental Exchange Inc.	102	24,002
Invesco Ltd. (e)	428	13,351
JPMorgan Chase & Co.	1,005	61,271
M&T Bank Corp. (e)	170	20,722
Marsh & McLennan Cos. Inc. (e)	337	17,604
MetLife Inc.	439	20,676
PNC Financial Services Group Inc. (e)	410	36,606
Principal Financial Group Inc.	270	12,797
Unum Group	283	9,073
Wells Fargo & Co.	1,288	66,133
		423,337
HEALTH CARE - 13.0%
Amgen Inc.	115	15,950
AstraZeneca Plc - ADR	567	18,055
Baxalta Inc.	221	6,965
Baxter International Inc. (e)	221	7,261
Bristol-Myers Squibb Co.	390	23,060
Gilead Sciences Inc.	135	13,267
Medtronic Plc (e)	371	24,803
Merck & Co. Inc.	815	40,268
Pfizer Inc.	443	13,904
Roche Holding AG	82	21,839
UnitedHealth Group Inc. (e)	196	22,774
		208,146
INDUSTRIALS - 9.8%
3M Co. (e)	121	17,142
Eaton Corp. Plc (e)	427	21,903
Fortune Brands Home & Security Inc. (e)	499	23,671
General Electric Co.	1,218	30,707
Illinois Tool Works Inc.	168	13,867
Ingersoll-Rand Plc	257	13,056
Union Pacific Corp.	168	14,879
United Technologies Corp.	252	22,397
		157,622
INFORMATION TECHNOLOGY - 12.1%
Analog Devices Inc.	215	12,105
Cisco Systems Inc.	2,038	53,500
Intel Corp.	1,089	32,819
Marvell Technology Group Ltd.	1,382	12,508
Maxim Integrated Products Inc.	784	26,181
Microsoft Corp.	882	39,042
Symantec Corp.	959	18,662
		194,817
MATERIALS - 3.0%
Dow Chemical Co. (e)	432	18,299
International Paper Co.	306	11,575
Nucor Corp. (e)	181	6,799
Steel Dynamics Inc.	640	10,990
		47,663
TELECOMMUNICATION SERVICES - 1.5%
Verizon Communications Inc.	558	24,275

UTILITIES - 3.5%
Dominion Resources Inc.	131	9,220
Edison International (e)	234	14,746
Eversource Energy	410	20,742
NextEra Energy Inc. (e)	110	10,708
		55,416
Total Common Stocks (cost $1,333,043)		1,582,689

See accompanying Notes to Schedules of Investments.

	Shares/Par (†)	Value
SHORT TERM INVESTMENTS - 5.9%
Investment Company - 0.9%
JNL Money Market Fund, 0.10% (a) (h)	14,132	14,132
Securities Lending Collateral - 5.0%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (h)	79,839	79,839
Total Short Term Investments (cost $93,971)		93,971
Total Investments - 104.6% (cost $1,427,014)		1,676,660
Other Assets and Liabilities, Net - (4.6%)		(73,636)
Total Net Assets - 100.0%		$1,603,024

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

(a)	Investment in affiliate.
(b)	Consolidated Schedule of Investments.
(c)	Non-income producing security.
(d)

Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented less than 0.50% of each Fund’s net assets except for the following Funds: JNL/Franklin Templeton Mutual Shares Fund — 1.25%, JNL/PPM America High Yield Bond Fund — 0.54%, JNL/Westchester Capital Event Driven Fund — 0.67%.

(e)	All or portion of the security was on loan.
(f)

Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s (“Trust”) Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 in these Notes to Schedules of Investments.

(g)

All or a portion of the security was purchased or sold on a delayed delivery basis. As of September 30, 2015, the total payable for investments purchased on a delayed delivery basis was as follows: JNL/BlackRock Global Allocation Fund $13,286; JNL/Capital Guardian Global Balanced Fund $745; JNL/Goldman Sachs Core Plus Bond Fund $127,883; JNL/Mellon Capital Bond Index Fund $49,903; JNL/Neuberger Berman Strategic Income Fund $239,574; JNL/PIMCO Real Return Fund $1,906,439; JNL/PIMCO Total Return Bond Fund $1,649,986; JNL/T. Rowe Price Short-Term Bond Fund $3,846; JNL/WMC Balanced Fund $258,172. As of September 30, 2015, the total proceeds for investments sold on a delayed delivery basis were as follows: JNL/Goldman Sachs Core Plus Bond Fund $42,525; JNL/Mellon Capital Bond Index Fund $3,550; JNL/WMC Balanced Fund $38,775.

(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.
(i)	The security or securities in this category have a variable rate. Rate stated was in effect as of September 30, 2015.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)

Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2015

(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Perpetual security.
(n)	Treasury inflation indexed note, par amount is adjusted for inflation.
(o)	All or a portion of the security is pledged or segregated as collateral.
(p)	Security is restricted to resale to institutional investors. See Restricted Securities in these Notes to the Schedules of Investments.
(q)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.
(r)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 (“1933 Act”), as amended, to be liquid based on procedures approved by the Board. As of September 30, 2015, the value and the percentage of net assets of these liquid securities was as follows: JNL/BlackRock Global Allocation Fund - $85,791, 2.4%; JNL/Franklin Templeton Global Multisector Bond Fund - $209,254, 11.5%; JNL/Franklin Templeton Income Fund - $352,909, 15.2%; JNL/Franklin Templeton Mutual Shares Fund - $11,267, 1.0%; JNL/Goldman Sachs Core Plus Bond Fund - $183,384, 16.3%; JNL/Goldman Sachs Emerging Markets Debt Fund - $69,516, 16.9%; JNL/Ivy Asset Strategy Fund - $304,996, 12.7%; JNL/JPMorgan U.S. Government & Quality Bond Fund - $44,835, 2.8%; JNL/Mellon Capital Bond Index Fund - $5,434, 0.5%; JNL Multi-Manager Alternative Fund - $30,116, 4.3%; JNL/Neuberger Berman Strategic Income Fund - $50,708, 6.4%; JNL/Oppenheimer Emerging Markets Innovator Fund - $1,043, 1.0%; JNL/PIMCO Real Return Fund - $143,685, 8.2%; JNL/PIMCO Total Return Bond Fund - $380,591, 8.5%; JNL/PPM America Floating Rate Income Fund - $37,031, 2.4%; JNL/PPM America High Yield Bond Fund - $893,559, 36.5%; JNL/Scout Unconstrained Bond Fund - $34,012, 3.7%; JNL/T. Rowe Price Short-Term Bond Fund - $405,049, 22.0%; JNL/Westchester Capital Event Driven Fund - $2,557, 1.4%; JNL/WMC Balanced Fund - $233,979, 5.2%; JNL/WMC Money Market Fund - $209,260, 11.0%

(s)	Treasury inflation indexed note, par amount is not adjusted for inflation.
(t)	The Fund had an unfunded commitment at September 30, 2015. See Unfunded Commitments in these Notes to Schedules of Investments.
(u)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(v)	Convertible security.
(w)	The securities in this category are a direct debt of the agency and not collateralized by mortgages.
(x)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.
(y)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(z)	This variable rate senior loan will settle after September 30, 2015, at which time the interest rate will be determined.
†	Par amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.
††

The currency exchange rate of the security fair valued in good faith in accordance with the procedures approved by the Trust’s Board and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Schedules of Investments.

‡	Reference index represents a custom equity basket of investments whose components are not publically available. The notional amounts of each component in the index are not material to the Fund.

Currencies:

AUD - Australian Dollar

AED - United Arab Emirates Dirham

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan

COP - Colombian Peso

CZK - Czech Republic Korunas

DKK - Danish Krone

DOP - Dominican Peso

EUR - European Currency Unit (Euro)

GBP - British Pound

GHS - Ghanaian Cedi

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

LKR - Sri Lankan Rupee

MXN - Mexican Peso

MYR - Malaysian Ringgit

NGN - Nigerian Naira

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

RON - Romanian New Leu

RSD - Serbian Dinar

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - New Turkish Lira

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Currencies: (continued)

TWD - Taiwan Dollar

USD - United States Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

Abbreviations:

“-” Amount rounds to less than one thousand

ABS - Asset Backed Security

ADR - American Depositary Receipt

ASX - Australian Stock Exchange

CAC - Cotation Assistee en Continu

CAPE - Cyclically Adjusted Price Earnings

CBT - Chicago Board of Trade

CDI - Chess Depository Interest

CDO - Collateralized Debt Obligation

CDX.NA.HY - Credit Derivatives Index - North American - High Yield

CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade

CLO - Collateralized Loan Obligation

CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted

CVA - Commanditaire Vennootschap op Aandelen

EAFE - Europe, Australia and Far East

ETF - Exchange Traded Fund

Euribor- Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years

Euro-BTP - debt instrument issued by the Republic of Italy

with a term of 2 to 11 years

Euro-OAT - debt instrument issued by the Republic of France

with a term of 8.5 to 10.5 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

FDR - Fiduciary Depository Receipt

FTSE - Financial Times and the London Stock Exchange

GDR - Global Depository Receipt

HICP - Harmonized Index of Consumer Prices

IBEX - Iberia Index

iTraxx - Group of international credit derivative indices monitored by the

International Index Company

JSE - Johannesburg Stock Exchange

KCBT - Kansas City Board of Trade

KOSPI - Korea Composite Stock Price Index

LIBOR - London Interbank Offered Rate

LME - London Metal Exchange

MIBOR - Mumbai Interbank Offered Rate

MIB - Milano Indice Borsa

MICEX - Moscow Interbank Currency Exchange Index

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

NVDR - Non-Voting Depository Receipt

OAT - Obligations Assimilables du Tresor

RB - Revenue Bond

RBOB - Reformulated Blendstock for Oxygenate Blending

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

S&P - Standard & Poor’s

SDR - Swedish Depository Receipt

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depository Receipt

SPI - Schedule Performance Index

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

TES - Peso Denominated Treasury Bonds

UFJ - United Financial of Japan

ULSD - Ultra-low sulfur diesel

WTI - West Texas Intermediate

Counterparty Abbreviations:

ANZ — Australia & New Zealand Banking Group Ltd.

BBH - Brown Brothers Harriman & Co.

BBP - Barclays Bank Plc

BCL - Barclays Capital Inc.

BMO - BMO Capital Markets Corp.

BNP - BNP Paribas Securities

BNY - BNY Capital Markets

BOA - Bancamerica Securities/Bank of America NA

CGM - Citigroup Global Markets

CIT - Citibank, Inc.

CSI - Credit Suisse Securities, LLC

DUB - Deutsche Bank Alex Brown Inc.

GSC - Goldman Sachs & Co.

GSI - Goldman Sachs International

HSB - HSBC Securities, Inc.

JPM - J.P. Morgan Securities, Inc.

MLP - Merrill Lynch Professional Clearing Corp.

MSC - Morgan Stanley & Co., Incorporated

MSS - Morgan Stanley Capital Services Inc.

RBC - Royal Bank of Canada

RBS - Royal Bank of Scotland

SCB - Standard Chartered Bank

SCM - Scotia Capital Markets

SGB - Societe Generale Bannon LLC

SSB - State Street Brokerage Services, Inc.

TDS - TD Securities Inc.

UBS - UBS Securities LLC

WBC - Westpac Banking Corporation

Fund Changes - Effective September 28, 2015, the names of JNL/AllianceBernstein Dynamic Asset Allocation Fund and JNL/BlackRock Commodity Securities Strategy Fund were changed to JNL/AB Dynamic Asset Allocation Fund and JNL/BlackRock Natural Resources Fund, respectively.

Effective September 28, 2015, the Sub-Advisor(s) for JNL/Eagle SmallCap Equity Fund was changed from Eagle Asset Management, Inc. to Granahan Investment Management, Inc., LMCG Investments and LLCRS Investment Management Co. LLC.  The name of the Fund was changed to JNL Multi-Manager Small Cap Growth Fund.  The Sub-Advisor(s) for JNL/Franklin Templeton Small Cap Value Fund was changed from Franklin Advisory Services, LLC to Century Capital Management, LLC, Chicago Equity Partners, LLC, Cooke & Bieler L.P. and Cortina Asset Management, LLC.  The name of the Fund was changed to JNL Multi-Manager Small Cap Value Fund.  The Sub-Advisor for JNL/JPMorgan International Value Fund was changed from J.P. Morgan Investment Management Inc. to Causeway Capital Management LLC.  The name of the Fund was changed to JNL/Causeway International Value Select Fund.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Restricted Securities - The Funds invest in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of September 30, 2015, the following Funds held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Global Allocation Fund
AliphCom Inc., 0.00%, 04/01/20	04/28/2015	$13,943	$13,943	0.4%
Bio City Development Co. BV, 8.00%, 07/06/18	08/26/2011	708	279	—
CapitaLand Ltd., 2.10%, 11/15/16	04/16/2012	2,788	2,452	0.1
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41	01/18/2012	1,811	1,793	0.1
Delta Topco Ltd.	01/23/2012	984	468	—
Delta Topco Ltd., 10.00%, 11/24/16	05/03/2012	2,020	1,988	0.1
Domo Inc.	04/02/2015	5,514	5,517	0.1
Dropbox Inc.- Series C	01/29/2014	7,795	7,558	0.2
First Quantum Minerals Ltd., 7.00%, 02/15/21	08/25/2015	821	785	—
Grand Rounds Inc.- Series C	04/01/2015	1,774	1,826	0.1
Logistics UK 2015 Plc, 4.18%, 08/20/18	08/04/2015	3,148	3,177	0.1
Lookout Inc.	03/05/2015	237	242	—
Lookout Inc.- Series F	09/22/2014	3,242	3,310	0.1
Olam International Ltd., 6.00%, 10/15/16	01/17/2012	2,749	2,730	0.1
Palantir Technologies Inc.	02/10/2014	3,142	5,832	0.2
REI Agro Ltd., 5.50%, 11/13/14	02/08/2012	606	32	—
REI Agro Ltd., 5.50%, 11/13/14	11/13/2011	184	9	—
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22	04/04/2012	1,100	1,167	—
TFS Corp. Ltd.	03/18/2013	—	146	—
Telecom Italia Finance SA, 6.13%, 11/15/16	11/11/2013	882	930	—
Telefonica SA, 6.00%, 07/24/17	07/18/2014	1,758	1,729	—
Uber Technologies Inc.	06/09/2014	4,702	11,527	0.3
United Kingdom Treasury Bond, 2.25%, 09/07/23	06/16/2014	48,041	46,631	1.3
Volkswagen International Finance NV, 4.00%, 08/12/20	09/29/2015	1,784	1,786	0.1
		$109,733	$115,857	3.3%

JNL/BlackRock Large Cap Select Growth Fund
Palantir Technologies Inc.	02/10/2014	$7,639	$14,182	0.9%

JNL/BlackRock Natural Resources Fund
Uranium Energy Corp.	11/02/2010	$1,243	$366	0.1%

JNL/Capital Guardian Global Balanced Fund
Abu Dhabi National Energy Co., 3.63%, 01/12/23	06/12/2015	$600	$589	0.1%
BAT International Finance Plc, 2.75%, 06/15/20	06/11/2015	30	31	—
BAT International Finance Plc, 3.50%, 06/15/22	06/11/2015	20	21	—
BAT International Finance Plc, 3.95%, 06/15/25	06/11/2015	30	31	—
Baxalta Inc., 4.00%, 06/23/25	06/19/2015	124	125	—
Baxalta Inc., 5.25%, 06/23/45	06/19/2015	20	20	—
Bermuda Government International Bond, 4.14%, 01/03/23	11/19/2012	210	198	0.1
Bermuda Government International Bond, 4.85%, 02/06/24	07/31/2013	517	523	0.1
CSMC Trust REMIC, 1.01%, 04/15/16	06/02/2014	100	100	—
Columbia Pipeline Group Inc., 2.45%, 06/01/18	05/20/2015	40	40	—
Columbia Pipeline Group Inc., 3.30%, 06/01/20	05/20/2015	5	5	—
Columbia Pipeline Group Inc., 4.50%, 06/01/25	05/20/2015	5	5	—
Columbia Pipeline Group Inc., 5.80%, 06/01/45	05/20/2015	10	10	—
Core Industrial Trust REMIC, 3.04%, 02/10/22	04/02/2015	370	366	0.1
Credit Agricole SA, 4.38%, 03/17/25	03/10/2015	199	193	—
Daimler Finance North America LLC, 2.25%, 03/02/20	02/24/2015	250	243	0.1
EMD Finance LLC, 2.40%, 03/19/20	03/17/2015	70	70	—
EMD Finance LLC, 2.95%, 03/19/22	04/01/2015	20	20	—
EMD Finance LLC, 3.25%, 03/19/25	03/17/2015	170	165	—
EQTY Mortgage Trust REMIC, 1.05%, 05/08/16	06/09/2014	115	114	—
Electricite de France, 4.88%, 01/22/44	03/27/2014	40	42	—
Enterprise Fleet Financing LLC, 0.87%, 12/20/16	02/12/2014	126	126	—
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22	10/08/2013	61	38	—
First Data Corp., 8.25%, 01/15/21	12/22/2009	275	286	0.1
First Quantum Minerals Ltd., 6.75%, 02/15/20	02/25/2014	100	67	—
First Quantum Minerals Ltd., 7.00%, 02/15/21	02/25/2014	101	65	—
Hertz Corp., 2.73%, 03/25/21	04/15/2015	159	159	—
Hilton USA Trust REMIC, 2.66%, 11/05/18	11/25/2013	200	200	0.1
Indonesia Government International Bond, 4.13%, 01/15/25	01/08/2015	199	185	—
Intesa Sanpaolo SpA, 5.02%, 06/26/24	06/20/2014	200	197	0.1
Italy Buoni Poliennali Del Tesoro, 3.50%, 03/01/30	01/22/2015	662	648	0.2
Italy Buoni Poliennali Del Tesoro, 4.75%, 08/01/23	01/06/2015	439	416	0.1

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Capital Guardian Global Balanced Fund (continued)
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34	06/11/2015	$200	$194	0.1%
NBCUniversal Enterprise Inc., 1.97%, 04/15/19	03/21/2013	100	100	—
Niagara Mohawk Power Corp., 3.51%, 10/01/24	09/23/2014	40	41	—
Niagara Mohawk Power Corp., 4.28%, 10/01/34	09/23/2014	20	20	—
Norway Government Bond, 3.00%, 03/14/24	09/25/2014	150	146	—
Norway Government Bond, 3.75%, 05/25/21	09/25/2014	157	153	—
Norway Government Bond, 4.25%, 05/19/17	01/06/2012	139	100	—
Petroleos Mexicanos, 5.63%, 01/23/46	01/15/2015	288	237	0.1
Republic of Ghana, 8.13%, 01/18/26	11/07/2014	199	166	—
Roche Holdings Inc., 2.25%, 09/30/19	04/01/2015	203	203	0.1
Roche Holdings Inc., 3.35%, 09/30/24	02/20/2015	208	205	0.1
Scentre Group Trust, 3.50%, 02/12/25	11/07/2014	104	104	—
Slovenia Government International Bond, 5.85%, 05/10/23	05/03/2013	248	286	0.1
Spain Government Bond, 2.75%, 10/31/24	06/13/2014	871	868	0.2
Spain Government Bond, 5.15%, 10/31/44	08/28/2014	2,608	2,352	0.5
Spain Government Bond, 5.40%, 01/31/23	02/21/2013	1,326	1,205	0.3
Trade MAPS 1 Ltd., 0.90%, 12/10/16	01/07/2014	125	125	—
Trade MAPS 1 Ltd., 1.45%, 12/10/16	01/07/2014	100	100	—
Transportadora de Gas del Peru SA, 4.25%, 04/30/28	04/24/2013	200	187	—
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20	10/15/2012	205	199	0.1
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19	11/13/2014	200	187	—
WEA Finance LLC, 2.70%, 09/17/19	09/11/2014	200	199	0.1
WEA Finance LLC, 3.25%, 10/05/20	09/29/2015	399	404	0.1
WEA Finance LLC, 3.75%, 09/17/24	09/11/2014	199	197	0.1
Zambia Government International Bond, 8.97%, 07/30/27	07/24/2015	195	158	—
		$14,151	$13,434	3.0%

JNL/DFA U.S. Core Equity Fund
Casa Lay	01/30/2015	$14	$14	—%
Property Development Center	01/30/2015	1	1	—
		$15	$15	—%

JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd. - GDR	02/06/2007	$37,004	$32,211	3.1%

JNL/Franklin Templeton Global Multisector Bond Fund
Hungary Government International Bond, 4.38%, 07/04/17	07/04/2012	$1,783	$1,757	0.1%
Hungary Government International Bond, 5.75%, 06/11/18	06/11/2013	6,624	6,889	0.4
Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23	07/14/2014	471	435	—
Portugal Obrigacoes do Tesouro OT, 5.65%, 02/15/24	11/06/2013	1,228	1,134	0.1
		$10,106	$10,215	0.6%

JNL/Franklin Templeton Income Fund
First Data Holdings Inc.	06/27/2014	$6,826	$8,862	0.4%
General Motors Co.	04/25/2010	—	1	—
SuperMedia Inc. Escrow Litigation Trust	03/04/2010	14	—	—
		$6,840	$8,863	0.4%

JNL/Franklin Templeton International Small Cap Growth Fund
Thule Group AB	08/27/2015	$244	$238	—%

JNL/Franklin Templeton Mutual Shares Fund
Tribune Co. Litigation Interests	02/22/2013	$—	$—	—%
Tropicana Entertainment LLC, 9.63%, 12/15/14	12/14/2007	743	—	—
		$743	$—	—%

JNL/Goldman Sachs Core Plus Bond Fund
Barclays Bank Plc, 0.00%, 04/13/16	04/13/2015	$7,500	$7,499	0.7%
Federal Home Loan Mortgage Corp. Interest Only REMIC, 5.89%, 11/15/43	11/27/2013	188	293	—
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21	02/29/2000	—	—	—
Federal National Mortgage Association Interest Only REMIC, 4.80%, 11/25/40	09/28/2012	(16)	765	0.1
Federal National Mortgage Association Interest Only REMIC, 5.51%, 10/01/45	09/29/2015	2,282	2,282	0.2
Federal National Mortgage Association Interest Only REMIC, 5.91%, 09/25/43	09/24/2015	194	198	—
Federal National Mortgage Association Interest Only REMIC, 6.05%, 10/01/45	09/24/2015	172	172	—
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.82%, 05/17/32	01/08/2003	2	3	—
Government National Mortgage Association REMIC, 5.52%, 08/20/45	08/27/2015	159	161	—
Government National Mortgage Association REMIC, 5.53%, 03/20/40	09/30/2015	264	269	—
Government National Mortgage Association REMIC, 6.49%, 08/16/43	11/14/2013	161	234	—
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40)	09/22/2010	5,154	2,818	0.3
Home Interior Gift Inc.	02/22/2006	184	—	—
Macquarie Bank Ltd., 6.63%, 04/07/21	10/27/2014	1,788	1,766	0.2

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Goldman Sachs Core Plus Bond Fund (continued)
Penske Truck Leasing Co. LP, 3.05%, 01/09/20	02/03/2015	$2,443	$2,422	0.2%
SPS Servicer Advance Receivables Trust, 2.53%, 06/30/45	06/30/2015	21,350	21,350	1.9
Sappi Papier Holding GmbH, 7.75%, 07/15/17	10/16/2014	1,249	1,260	0.1
Spain Government Bond, 5.50%, 04/30/21	06/30/2015	2,963	3,031	0.3
		$46,037	$44,523	4.0%

JNL/Goldman Sachs Emerging Markets Debt Fund
Bumi Capital Pte Ltd., 12.00%, 11/10/16	06/13/2014	$59	$20	—%
Bumi Investment Pte Ltd., 10.75%, 10/06/17	06/13/2015	715	278	0.1
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 10.00%, 07/24/24)	08/12/2011	1,045	605	0.1
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 11.00%, 07/24/20)	07/26/2011	2,893	1,714	0.4
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21)	06/26/2012	8,359	4,587	1.1
Digicel Group Ltd., 8.25%, 09/30/20	12/13/2013	303	277	0.1
Digicel Ltd., 7.00%, 02/15/20	12/18/2013	202	198	0.1
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27	07/14/2015	585	570	0.1
Transportadora de Gas del Sur SA, 9.63%, 05/14/20	02/20/2014	5	6	—
Trust F/1401, 6.95%, 01/30/44	01/24/2014	272	291	0.1
		$14,438	$8,546	2.1%

JNL/Ivy Asset Strategy Fund
Aston Martin Holdings UK Ltd., 10.25%, 07/15/18	01/24/2014	$13,406	$12,713	0.5%
Delta Topco Ltd.	01/23/2012	30,886	12,882	0.5
Delta Topco Ltd., 10.00%, 11/24/16	05/03/2012	55,201	54,676	2.3
Legend Pictures LLC	12/18/2012	27,470	31,406	1.3
Legendary Pictures Funding LLC, 8.00%, 03/15/18	03/13/2013	28,500	28,087	1.2
Media Group Holdings LLC	06/21/2013	68,605	42,793	1.8
		$224,068	$182,557	7.6%

JNL/JPMorgan U.S. Government & Quality Bond Fund
IndyMac Seconds Asset Backed Trust REMIC, 0.45%, 06/25/36	05/22/2006	$783	$182	—%
SACO I Inc. REMIC, 0.45%, 06/25/36	05/30/2006	170	284	—
		$953	$466	—%

JNL/Morgan Stanley Mid Cap Growth Fund
Airbnb Inc.- Series D	04/16/2014	$1,699	$3,886	1.8%
Dropbox Inc.- Series A-1	05/02/2012	41	83	—
Dropbox Inc.- Series C	01/30/2014	483	468	0.2
Flipkart Ltd.- Series D	01/07/2013	245	1,449	0.7
Palantir Technologies Inc.- Series H	10/28/2013	79	256	0.1
Palantir Technologies Inc.- Series H-1	10/28/2013	79	256	0.1
Palantir Technologies Inc.	07/20/2012	16	59	—
SurveyMonkey Inc.	11/26/2014	679	677	0.3
		$3,321	$7,134	3.2%

JNL Multi-Manager Alternative Fund
Pacific Drilling SA Term Loan, 4.50%, 06/03/18	09/10/2015	$51	$41	—%

JNL/Oppenheimer Emerging Markets Innovator Fund
Fu Shou Yuan International Group Ltd.	09/28/2015	$182	$181	0.2%
Golfzon Yuwon Holdings Co. Ltd.	04/28/2015	294	168	0.1
Sinopharm Group Co. Ltd.- Class H	09/21/2015	574	533	0.5
		$1,050	$882	0.8%

JNL/PIMCO Total Return Bond Fund
BPCE SA, 12.50%, callable at 100 beginning 09/30/19	11/21/2014	$7,307	$7,329	0.2%
Blackstone CQP Holdco LP, 9.30%, 03/31/19	06/26/2014	2,335	2,105	—
Cantor Fitzgerald LP, 6.50%, 06/17/22	06/15/2015	11,100	11,679	0.2
General Electric Capital Corp., 3.80%, 06/18/19	07/09/2013	3,759	3,971	0.1
Lloyds Bank Plc, 12.00%, callable at 100 beginning 12/16/24	06/01/2015	2,847	2,820	0.1
Panther CDO V BV, 0.36%, 10/15/84	04/06/2015	9,776	9,966	0.2
		$37,124	$37,870	0.8%

JNL/PPM America High Yield Bond Fund
American Airlines Pass-Through Trust, 5.60%, 07/15/20	11/22/2013	$9,308	$9,494	0.4%
CenturyLink Inc., 5.63%, 04/01/25	03/21/2015	2,500	2,000	0.1
Eldorado Resorts Inc., 7.00%, 08/01/23	07/17/2015	9,310	9,123	0.3
Lone Pine Resources Canada Ltd.- Class A	12/05/2014	1,039	—	—
Lone Pine Resources Inc.- Class A	12/05/2014	1,039	—	—
Lone Pine Resources Inc. Escrow	12/05/2014	1,039	—	—
		$24,235	$20,617	0.8%

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/T. Rowe Price Established Growth Fund
Airbnb Inc.	07/14/2015	$7,889	$7,889	0.1%
Airbnb Inc.- Series D	04/16/2014	6,792	15,531	0.3
Dropbox Inc.- Class A	11/11/2014	8,341	8,087	0.2
Flipkart Ltd.	03/20/2015	1,141	1,359	—
Flipkart Ltd.- Series A	03/20/2015	389	464	—
Flipkart Ltd.- Series C	03/20/2015	688	819	—
Flipkart Ltd.- Series E	03/20/2015	1,278	1,523	—
Flipkart Ltd.- Series G	12/17/2014	6,117	6,937	0.1
Flipkart Ltd.- Series H	04/20/2015	6,745	6,441	0.1
LivingSocial- Series F	11/18/2011	1,185	14	—
WeWork Co.	06/23/2015	4,997	4,997	0.1
WeWork Co.	06/23/2015	556	556	—
		$46,118	$54,617	0.9%

JNL/T. Rowe Price Mid-Cap Growth Fund
Atlassian Corp.	04/10/2014	$1,204	$1,430	—%
Atlassian Corp.- Class A	04/10/2014	1,246	1,480	0.1
Atlassian Corp.- Class A	04/10/2014	347	411	—
Atlassian Corp.- Class A	04/10/2014	239	283	—
Atlassian Corp.- Series 1	04/10/2014	608	722	—
Atlassian Corp.- Series 2	04/10/2014	1,628	1,933	0.1
Dropbox Inc.- Series A	05/02/2012	476	974	—
Dropbox Inc.- Series A-1	05/02/2012	2,338	4,786	0.1
Dropbox Inc.	05/02/2012	383	785	—
LivingSocial	04/01/2011	4,061	57	—
WeWork Co.	12/10/2014	1,343	2,937	0.1
WeWork Co.- Series D-1	12/10/2014	2,591	5,118	0.2
WeWork Co.- Series D-2	12/10/2014	2,036	4,021	0.1
		$18,500	$24,937	0.7%

Unfunded Commitments - Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded.  The Fund is obligated to fund these loan commitments at the borrowers’ discretion.  Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.  Funded portions of credit agreements are presented in the Schedules of Investments.  The following table details unfunded loan commitments at September 30, 2015:

	Unfunded Commitment	Unrealized Depreciation
JNL/Neuberger Berman Strategic Income Fund
Kenan Advantage Group Inc. Delayed Draw Term Loan	$28	$—
JNL/PPM America Floating Rate Income Fund
Kenan Advantage Group Inc. Delayed Draw Term Loan	265	(1)

Security Valuation - Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.  All securities in the JNL/WMC Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the Investment Company Act of 1940, as amended, (“1940 Act”), and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations,

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser(s), a broker/dealer or widely used quotation system.  Term loans are generally valued at the composite bid prices provided by approved pricing services.  Commodity-linked structured notes and credit linked notes are valued by approved pricing services.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

FASB ASC Topic 820, “Fair Value Measurement” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts that are priced based on single source broker quotes, term loans that do not meet certain liquidity thresholds, where prices may be unavailable due to halted trading, restricted to resale due to market events, private placements, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2015, by valuation level.  For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/AB Dynamic Asset Allocation Fund
Purchased Options	$—	$26	$—	$26
Investment Companies	11,567	—	—	11,567
Government and Agency Obligations	—	1,963	—	1,963
Short Term Investments	16,145	3,350	—	19,495
Fund Total	$27,712	$5,339	$—	$33,051
JNL/AQR Managed Futures Strategy Fund
Short Term Investments	$337,195	$392,994	$—	$730,189
Fund Total	$337,195	$392,994	$—	$730,189
JNL/BlackRock Global Allocation Fund
Common Stocks
Consumer Discretionary	$69,694	$107,868	$468	$178,030
Consumer Staples	83,110	44,324	—	127,434
Energy	111,944	47,642	—	159,586
Financials	201,761	137,369	—	339,130
Health Care	206,901	70,374	—	277,275
Industrials	100,829	110,198	—	211,027
Information Technology	201,630	49,816	242	251,688
Materials	47,127	65,971	—	113,098
Telecommunication Services	42,284	34,999	—	77,283
Utilities	38,069	23,992	—	62,061
Trust Preferreds	12,821	—	—	12,821
Preferred Stocks	35,038	9,665	35,570	80,273
Warrants	—	187	—	187
Purchased Options	1,676	17,879	—	19,555
Investment Companies	34,121	—	—	34,121
Non-U.S. Government Agency ABS	—	3,177	—	3,177
Corporate Bonds and Notes	—	278,660	16,255	294,915
Government and Agency Obligations	—	399,860	—	399,860
Variable Rate Senior Loan Interests	—	36,769	6,406	43,175
Short Term Investments	118,333	916,356	—	1,034,689
Fund Total	$1,305,338	$2,355,106	$58,941	$3,719,385
JNL/BlackRock Large Cap Select Growth Fund
Common Stocks	$1,395,187	$27,400	$—	$1,422,587
Preferred Stocks	—	—	14,182	14,182
Short Term Investments	126,283	—	—	126,283
Fund Total	$1,521,470	$27,400	$14,182	$1,563,052
JNL/BlackRock Natural Resources Fund
Common Stocks	$669,249	$9,440	$—	$678,689
Preferred Stocks	—	124	—	124
Corporate Bonds and Notes	—	130	—	130
Short Term Investments	94,741	—	—	94,741
Fund Total	$763,990	$9,694	$—	$773,684
JNL/Boston Partners Global Long Short Equity Fund
Common Stocks
Consumer Discretionary	$45,487	$32,155	$—	$77,642
Consumer Staples	12,380	25,086	—	37,466
Energy	39,887	2,600	—	42,487
Financials	52,317	25,619	—	77,936
Health Care	53,883	17,537	—	71,420
Industrials	23,933	53,866	—	77,799
Information Technology	63,815	12,425	—	76,240
Materials	10,352	18,161	—	28,513
Telecommunication Services	—	10,481	—	10,481
Utilities	—	2,380	—	2,380
Warrants	12	—	—	12
Short Term Investments	24,254	—	—	24,254
Fund Total	$326,320	$200,310	$—	$526,630
JNL/Brookfield Global Infrastructure and MLP Fund
Common Stocks
Australia	$—	$30,126	$—	$30,126
Canada	62,755	—	—	62,755
China	—	29,618	—	29,618
France	—	45,321	—	45,321
Hong Kong	—	15,342	—	15,342
Italy	—	30,081	—	30,081
Japan	—	18,581	—	18,581
Luxembourg	—	20,943	—	20,943

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Brookfield Global Infrastructure and MLP Fund (continued)
Common Stocks (continued)
Mexico	$7,967	$—	$—	$7,967
Netherlands	—	9,686	—	9,686
Singapore	—	10,710	—	10,710
Spain	—	47,421	—	47,421
Switzerland	—	9,878	—	9,878
United Kingdom	—	88,910	—	88,910
United States of America	488,304	—	—	488,304
Short Term Investments	43,340	—	—	43,340
Fund Total	$602,366	$356,617	$—	$958,983
JNL/Capital Guardian Global Balanced Fund
Common Stocks
Consumer Discretionary	$26,553	$23,217	$—	$49,770
Consumer Staples	2,550	12,960	—	15,510
Energy	9,785	3,223	—	13,008
Financials	31,222	25,379	—	56,601
Health Care	21,341	10,350	—	31,691
Industrials	16,595	18,126	—	34,721
Information Technology	19,790	23,136	—	42,926
Materials	5,382	5,908	—	11,290
Telecommunication Services	4,434	15,444	—	19,878
Utilities	4,263	4,735	—	8,998
Preferred Stocks	1,150	1,498	59	2,707
Non-U.S. Government Agency ABS	—	4,787	—	4,787
Corporate Bonds and Notes	—	30,974	159	31,133
Government and Agency Obligations	—	106,880	—	106,880
Short Term Investments	47,246	—	—	47,246
Fund Total	$190,311	$286,617	$218	$477,146
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks
Argentina	$2,868	$—	$—	$2,868
Australia	—	8,887	—	8,887
Brazil	2,875	—	—	2,875
Canada	5,381	—	—	5,381
Chile	1,087	—	—	1,087
China	—	5,955	—	5,955
Denmark	—	7,905	—	7,905
Finland	—	2,337	—	2,337
France	—	5,543	—	5,543
Hong Kong	—	15,655	—	15,655
India	—	6,565	—	6,565
Ireland	2,309	—	—	2,309
Italy	—	2,083	—	2,083
Japan	—	30,608	—	30,608
Macau	—	2,035	—	2,035
Mexico	4,723	—	—	4,723
Netherlands	2,757	12,131	—	14,888
Russian Federation	1,731	802	—	2,533
Singapore	5,075	2,683	—	7,758
South Africa	—	5,755	—	5,755
South Korea	—	5,579	—	5,579
Sweden	—	8,662	—	8,662
Switzerland	2,275	19,445	—	21,720
Taiwan	3,320	—	—	3,320
United Kingdom	—	25,504	—	25,504
United States of America	202,152	—	—	202,152
Preferred Stocks	2,779	1,407	—	4,186
Short Term Investments	47,049	—	—	47,049
Fund Total	$286,381	$169,541	$—	$455,922
JNL/Causeway International Value Select Fund
Common Stocks	$24,642	$572,882	$—	$597,524
Preferred Stocks	—	11,214	—	11,214
Short Term Investments	167,628	—	—	167,628
Fund Total	$192,270	$584,096	$—	$776,366
JNL/DFA U.S. Core Equity Fund
Common Stocks	$668,792	$—	$—	$668,792
Rights	—	—	15	15
Short Term Investments	30,056	—	—	30,056
Fund Total	$698,848	$—	$15	$698,863

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/DoubleLine Shiller Enhanced CAPE Fund
Short Term Investments	$110,664	$—	$—	$110,664
Fund Total	$110,664	$—	$—	$110,664
JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$—	$109,040	$—	$109,040
Short Term Investments	4,019	—	—	4,019
Fund Total	$4,019	$109,040	$—	$113,059
JNL/Eastspring Investments China-India Fund
Common Stocks	$15,256	$351,697	$—	$366,953
Rights	—	41	—	41
Short Term Investments	5,575	—	—	5,575
Fund Total	$20,831	$351,738	$—	$372,569
JNL/Franklin Templeton Global Growth Fund
Common Stocks
Brazil	$4,639	$—	$—	$4,639
Canada	818	—	—	818
China	7,073	5,339	—	12,412
Denmark	—	4,559	—	4,559
France	—	84,025	—	84,025
Germany	—	55,499	—	55,499
Hong Kong	—	8,287	—	8,287
India	—	5,665	—	5,665
Ireland	10,326	16,796	—	27,122
Israel	22,550	—	—	22,550
Italy	—	23,169	—	23,169
Japan	—	34,233	—	34,233
Netherlands	13,881	28,510	—	42,391
Portugal	—	9,558	—	9,558
Russian Federation	9,609	—	—	9,609
Singapore	—	17,243	—	17,243
South Korea	48,979	17,422	—	66,401
Spain	—	15,149	—	15,149
Sweden	—	18,723	—	18,723
Switzerland	—	44,435	—	44,435
Thailand	—	2,450	—	2,450
Turkey	8,831	—	—	8,831
United Kingdom	3,889	115,177	—	119,066
United States of America	380,335	—	—	380,335
Short Term Investments	60,894	—	—	60,894
Fund Total	$571,824	$506,239	$—	$1,078,063
JNL/Franklin Templeton Global Multisector Bond Fund
Corporate Bonds and Notes	$—	$108,388	$—	$108,388
Government and Agency Obligations(2)	—	1,064,830	94,692	1,159,522
Common Stocks	—	—	215	215
Preferred Stocks	—	—	479	479
Short Term Investments(2)	184,563	285,048	18,775	488,386
Fund Total	$184,563	$1,458,266	$114,161	$1,756,990
JNL/Franklin Templeton Income Fund
Common Stocks	$1,178,612	$57,220	$9,968	$1,245,800
Equity Linked Structured Notes	—	95,439	—	95,439
Preferred Stocks	62,657	4,610	1,090	68,357
Warrants	—	38	—	38
Corporate Bonds and Notes	—	679,499	—	679,499
Other Equity Interests	—	—	1	1
Variable Rate Senior Loan Interests	—	51,411	—	51,411
Short Term Investments	286,550	—	—	286,550
Fund Total	$1,527,819	$888,217	$11,059	$2,427,095
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks
Austria	$—	$1,797	$—	$1,797
Belgium	11,576	1,187	—	12,763
Bermuda	17,311	—	—	17,311
Brazil	1,429	—	—	1,429
Canada	37,325	—	—	37,325
China	10,840	4,194	—	15,034
Denmark	—	6,530	—	6,530
Finland	—	23,985	—	23,985
France	5,631	10,431	—	16,062
Germany	1,322	12,062	—	13,384
Greece	2,772	—	—	2,772
Hong Kong	721	14,211	—	14,932

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Franklin Templeton International Small Cap Growth Fund (continued)
Common Stocks (continued)
India	$—	$1,390	$—	$1,390
Ireland	11,120	30,863	—	41,983
Italy	—	15,147	—	15,147
Japan	—	45,722	—	45,722
Luxembourg	—	2,401	—	2,401
Netherlands	2,986	24,055	—	27,041
Norway	1,106	1,108	—	2,214
Philippines	—	2,415	—	2,415
Singapore	7,889	3,446	—	11,335
South Korea	1,337	12,691	—	14,028
Spain	9,164	9,422	—	18,586
Sweden	2,069	918	—	2,987
Switzerland	539	4,787	—	5,326
Taiwan	—	7,531	—	7,531
Thailand	—	592	—	592
United Kingdom	53,571	55,458	—	109,029
United States of America	18,787	—	—	18,787
Preferred Stocks	702	1,113	—	1,815
Short Term Investments	55,647	—	—	55,647
Fund Total	$253,844	$293,456	$—	$547,300
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$820,749	$153,820	$—	$974,569
Preferred Stocks	—	3,568	—	3,568
Corporate Bonds and Notes	—	17,698	—	17,698
Government and Agency Obligations	—	3,569	—	3,569
Other Equity Interests	—	1,464	—	1,464
Variable Rate Senior Loan Interests	—	27,809	—	27,809
Short Term Investments	107,708	—	—	107,708
Fund Total	$928,457	$207,928	$—	$1,136,385
JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency ABS	$—	$146,172	$24,420	$170,592
Corporate Bonds and Notes	—	314,935	—	314,935
Government and Agency Obligations	—	683,698	—	683,698
Common Stocks	—	—	—	—
Short Term Investments	56,907	9,986	—	66,893
Fund Total	$56,907	$1,154,791	$24,420	$1,236,118
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bonds and Notes	$—	$106,307	$—	$106,307
Government and Agency Obligations	—	231,302	—	231,302
Credit Linked Structured Notes	—	35,767	—	35,767
Common Stocks	—	—	34	34
Short Term Investments	7,593	2,825	—	10,418
Fund Total	$7,593	$376,201	$34	$383,828
JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks	$1,102,019	$—	$—	$1,102,019
Short Term Investments	83,486	—	—	83,486
Fund Total	$1,185,505	$—	$—	$1,185,505
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$474,035	$—	$—	$474,035
Short Term Investments	20,749	—	—	20,749
Fund Total	$494,784	$—	$—	$494,784
JNL/Harris Oakmark Global Equity Fund
Common Stocks
China	$2,230	$—	$—	$2,230
France	—	6,091	—	6,091
Germany	—	5,472	—	5,472
Italy	—	2,135	—	2,135
Japan	—	4,864	—	4,864
Netherlands	—	1,829	—	1,829
South Korea	—	2,451	—	2,451
Sweden	—	336	—	336
Switzerland	—	11,532	—	11,532
United Kingdom	—	3,152	—	3,152
United States of America	29,504	—	—	29,504
Short Term Investments	29,276	—	—	29,276
Fund Total	$61,010	$37,862	$—	$98,872

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Invesco Global Real Estate Fund
Common Stocks
Australia	$—	$97,576	$—	$97,576
Canada	43,541	—	—	43,541
China	—	34,848	—	34,848
France	7,544	59,829	—	67,373
Germany	—	54,539	—	54,539
Hong Kong	—	113,160	—	113,160
Japan	—	209,440	—	209,440
Malta	—	—	—	—
Netherlands	—	18,084	—	18,084
Singapore	6,787	24,141	—	30,928
Spain	—	10,427	—	10,427
Sweden	—	31,049	—	31,049
Switzerland	—	5,122	—	5,122
United Kingdom	6,639	127,990	—	134,629
United States of America	997,695	—	—	997,695
Short Term Investments	79,630	—	—	79,630
Fund Total	$1,141,836	$786,205	$—	$1,928,041
JNL/Invesco International Growth Fund
Common Stocks	$218,680	$951,689	$—	$1,170,369
Short Term Investments	95,965	—	—	95,965
Fund Total	$314,645	$951,689	$—	$1,266,334
JNL/Invesco Large Cap Growth Fund
Common Stocks	$883,341	$14,685	$—	$898,026
Short Term Investments	13,220	—	—	13,220
Fund Total	$896,561	$14,685	$—	$911,246
JNL/Invesco Mid Cap Value Fund
Common Stocks	$509,014	$7,613	$—	$516,627
Short Term Investments	32,490	—	—	32,490
Fund Total	$541,504	$7,613	$—	$549,117
JNL/Invesco Small Cap Growth Fund
Common Stocks	$1,144,432	$—	$—	$1,144,432
Short Term Investments	124,198	—	—	124,198
Fund Total	$1,268,630	$—	$—	$1,268,630
JNL/Ivy Asset Strategy Fund
Common Stocks	$1,188,224	$294,980	$87,081	$1,570,285
Purchased Options	2,985	352	—	3,337
Corporate Bonds and Notes	—	—	95,476	95,476
Government and Agency Obligations	—	121,263	—	121,263
Precious Metals	82,048	—	—	82,048
Short Term Investments	304,465	361,993	—	666,458
Fund Total	$1,577,722	$778,588	$182,557	$2,538,867
JNL/JPMorgan MidCap Growth Fund
Common Stocks	$1,542,653	$—	$—	$1,542,653
Short Term Investments	163,417	—	—	163,417
Fund Total	$1,706,070	$—	$—	$1,706,070
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$—	$69,861	$981	$70,842
Corporate Bonds and Notes	—	53,543	—	53,543
Government and Agency Obligations	—	1,220,937	—	1,220,937
Short Term Investments	153,781	—	—	153,781
Fund Total	$153,781	$1,344,341	$981	$1,499,103
JNL/Lazard Emerging Markets Fund
Common Stocks
Argentina	$8,396	$—	$—	$8,396
Brazil	76,721	—	—	76,721
China	69,339	73,560	—	142,899
Colombia	2,174	—	—	2,174
Egypt	—	10,458	—	10,458
Hong Kong	—	4,486	—	4,486
Hungary	—	9,547	—	9,547
India	3,313	94,472	—	97,785
Indonesia	17,646	30,473	—	48,119
Macau	—	4,989	—	4,989
Mexico	26,377	—	—	26,377
Pakistan	6,364	7,876	—	14,240
Peru	3,206	—	—	3,206
Philippines	11,759	—	—	11,759
Poland	—	2,976	—	2,976
Russian Federation	19,611	46,204	—	65,815

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Lazard Emerging Markets Fund (continued)
Common Stocks (continued)
South Africa	$—	$56,925	$—	$56,925
South Korea	28,979	93,027	—	122,006
Taiwan	28,241	30,756	—	58,997
Thailand	—	19,470	—	19,470
Turkey	5,535	34,524	—	40,059
United Kingdom	—	4,486	—	4,486
United States of America	1,480	—	—	1,480
Short Term Investments	25,171	—	—	25,171
Fund Total	$334,312	$524,229	$—	$858,541
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	$91,500	$646,870	$2,770	$741,140
Preferred Stocks	23,097	7,548	—	30,645
Rights	—	29	—	29
Short Term Investments	35,083	995	—	36,078
Fund Total	$149,680	$655,442	$2,770	$807,892
JNL/Mellon Capital European 30 Fund
Common Stocks	$—	$402,996	$—	$402,996
Preferred Stocks	—	25,909	—	25,909
Short Term Investments	4,862	—	—	4,862
Fund Total	$4,862	$428,905	$—	$433,767
JNL/Mellon Capital Pacific Rim 30 Fund
Common Stocks	$—	$218,138	$—	$218,138
Investment Companies	2,872	—	—	2,872
Short Term Investments	59,889	—	—	59,889
Fund Total	$62,761	$218,138	$—	$280,899
JNL/Mellon Capital S&P 500 Index Fund
Common Stocks	$4,750,614	$—	$—	$4,750,614
Short Term Investments	273,829	181,224	—	455,053
Fund Total	$5,024,443	$181,224	$—	$5,205,667
JNL/Mellon Capital S&P 400 MidCap Index Fund
Common Stocks	$1,997,635	$—	$—	$1,997,635
Short Term Investments	262,460	1,875	—	264,335
Fund Total	$2,260,095	$1,875	$—	$2,261,970
JNL/Mellon Capital Small Cap Index Fund
Common Stocks	$1,647,004	$154	$52	$1,647,210
Rights	—	74	—	74
Warrants	—	—	—	—
Other Equity Interests	—	—	—	—
Short Term Investments	82,359	2,260	—	84,619
Fund Total	$1,729,363	$2,488	$52	$1,731,903
JNL/Mellon Capital International Index Fund
Common Stocks	$27,171	$2,115,878	$—	$2,143,049
Preferred Stocks	—	13,003	—	13,003
Other Equity Interests	—	—	—	—
Short Term Investments	89,076	4,935	—	94,011
Fund Total	$116,247	$2,133,816	$—	$2,250,063
JNL/Mellon Capital Bond Index Fund
Non-U.S. Government Agency ABS	$—	$23,422	$—	$23,422
Corporate Bonds and Notes	—	263,091	—	263,091
Government and Agency Obligations	—	764,586	—	764,586
Short Term Investments	242,542	—	—	242,542
Fund Total	$242,542	$1,051,099	$—	$1,293,641
JNL/Mellon Capital Utilities Sector Fund
Common Stocks	$43,461	$—	$—	$43,461
Short Term Investments	3,426	—	—	3,426
Fund Total	$46,887	$—	$—	$46,887
JNL/Morgan Stanley Mid Cap Growth Fund
Common Stocks	$200,606	$—	$2,638	$203,244
Preferred Stocks	—	—	4,496	4,496
Purchased Options	—	485	—	485
Short Term Investments	60,328	—	—	60,328
Fund Total	$260,934	$485	$7,134	$268,553
JNL Multi-Manager Alternative Fund
Common Stocks	$228,396	$51,369	$—	$279,765
Preferred Stocks	1,912	465	162	2,539
Warrants	—	59	—	59
Purchased Options	1,138	2	—	1,140
Investment Companies	8,523	—	—	8,523
Non-U.S. Government Agency ABS	—	2,985	—	2,985

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL Multi-Manager Alternative Fund (continued)
Corporate Bonds and Notes	$—	$76,627	$—	$76,627
Government and Agency Obligations	—	36,362	—	36,362
Variable Rate Senior Loan Interests	—	34,255	—	34,255
Short Term Investments	241,556	10,000	—	251,556
Fund Total	$481,525	$212,124	$162	$693,811
JNL Multi-Manager Small Cap Growth Fund
Common Stocks	$1,120,396	$—	$—	$1,120,396
Investment Companies	58,667	—	—	58,667
Fund Total	$1,179,083	$—	$—	$1,179,083
JNL Multi-Manager Small Cap Value Fund
Common Stocks	$926,544	$—	$—	$926,544
Corporate Bonds and Notes	—	4,872	—	4,872
Investment Companies	35,590	—	—	35,590
Fund Total	$962,134	$4,872	$—	$967,006
JNL/Neuberger Berman Strategic Income Fund
Non-U.S. Government Agency ABS	$—	$200,274	$—	$200,274
Corporate Bonds and Notes	—	201,513	—	201,513
Government and Agency Obligations	—	419,611	—	419,611
Investment Companies	75,491	—	—	75,491
Variable Rate Senior Loan Interests(1)	—	107,351	—	107,351
Short Term Investments	103,929	7,109	—	111,038
Fund Total	$179,420	$935,858	$—	$1,115,278
JNL/Oppenheimer Emerging Markets Innovator Fund
Common Stocks	$25,060	$46,886	$—	$71,946
Preferred Stocks	1,082	—	—	1,082
Investment Companies	9,693	—	—	9,693
Short Term Investments	40,520	—	—	40,520
Fund Total	$76,355	$46,886	$—	$123,241
JNL/Oppenheimer Global Growth Fund
Common Stocks
Brazil	$12,372	$—	$—	$12,372
Cayman Islands	826	—	—	826
China	13,769	—	—	13,769
Denmark	—	3,055	—	3,055
France	—	66,124	—	66,124
Germany	—	101,375	—	101,375
India	19,508	31,252	—	50,760
Italy	—	24,387	—	24,387
Japan	—	165,445	—	165,445
Mexico	7,636	—	—	7,636
Netherlands	—	29,085	—	29,085
Spain	—	46,960	—	46,960
Sweden	—	41,755	—	41,755
Switzerland	—	70,913	—	70,913
United Kingdom	28,310	24,591	—	52,901
United States of America	629,277	—	—	629,277
Preferred Stocks	376	21,730	—	22,106
Short Term Investments	68,017	—	—	68,017
Fund Total	$780,091	$626,672	$—	$1,406,763
JNL/PIMCO Real Return Fund
Non-U.S. Government Agency ABS	$—	$156,797	$—	$156,797
Corporate Bonds and Notes	—	142,221	—	142,221
Government and Agency Obligations	—	2,139,050	—	2,139,050
Preferred Stocks	584	—	—	584
Purchased Options	8	2,007	—	2,015
Other Equity Interests	—	10	—	10
Short Term Investments	1,077	99,942	—	101,019
Fund Total	$1,669	$2,540,027	$—	$2,541,696
JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency ABS	$—	$707,477	$—	$707,477
Corporate Bonds and Notes	—	984,480	2,105	986,585
Government and Agency Obligations	—	4,258,122	25,728	4,283,850
Preferred Stocks	5,840	—	—	5,840
Purchased Options	27	5,304	—	5,331
Trust Preferreds	18,892	—	—	18,892
Other Equity Interests	—	—	—	—
Variable Rate Senior Loan Interests	—	7,801	—	7,801
Short Term Investments	41,269	283,089	—	324,358
Fund Total	$66,028	$6,246,273	$27,833	$6,340,134

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Floating Rate Income Fund
Corporate Bonds and Notes	$—	$62,123	$—	$62,123
Variable Rate Senior Loan Interests	—	1,398,024	13,216	1,411,240
Short Term Investments	92,526	—	—	92,526
Fund Total	$92,526	$1,460,147	$13,216	$1,565,889
JNL/PPM America High Yield Bond Fund
Non-U.S. Government Agency ABS	$—	$22,875	$—	$22,875
Corporate Bonds and Notes	—	1,911,362	11,673	1,923,035
Variable Rate Senior Loan Interests	—	139,515	31,632	171,147
Government and Agency Obligations	—	44,447	—	44,447
Common Stocks	145,175	—	945	146,120
Preferred Stocks	23,277	509	—	23,786
Investment Companies	54,105	—	—	54,105
Other Equity Interests	—	15,896	—	15,896
Short Term Investments	430,114	—	—	430,114
Fund Total	$652,671	$2,134,604	$44,250	$2,831,525
JNL/PPM America Mid Cap Value Fund
Common Stocks	$324,813	$—	$—	$324,813
Short Term Investments	15,653	—	—	15,653
Fund Total	$340,466	$—	$—	$340,466
JNL/PPM America Small Cap Value Fund
Common Stocks	$312,408	$—	$—	$312,408
Short Term Investments	20,527	—	—	20,527
Fund Total	$332,935	$—	$—	$332,935
JNL/PPM America Value Equity Fund
Common Stocks	$163,947	$—	$—	$163,947
Short Term Investments	2,611	—	—	2,611
Fund Total	$166,558	$—	$—	$166,558
JNL/Red Rocks Listed Private Equity Fund
Common Stocks
Diversified	$8,119	$60,716	$—	$68,835
Financials	312,565	222,294	—	534,859
Industrials	41,232	—	—	41,232
Short Term Investments	15,416	—	—	15,416
Fund Total	$377,332	$283,010	$—	$660,342
JNL/S&P Competitive Advantage Fund
Common Stocks	$2,473,791	$—	$—	$2,473,791
Short Term Investments	195,598	65,000	—	260,598
Fund Total	$2,669,389	$65,000	$—	$2,734,389
JNL/S&P Dividend Income & Growth Fund
Common Stocks	$3,694,373	$—	$—	$3,694,373
Short Term Investments	94,663	110,000	—	204,663
Fund Total	$3,789,036	$110,000	$—	$3,899,036
JNL/S&P International 5 Fund
Common Stocks	$13,570	$126,616	$—	$140,186
Short Term Investments	193	—	—	193
Fund Total	$13,763	$126,616	$—	$140,379
JNL/S&P Intrinsic Value Fund
Common Stocks	$2,516,193	$—	$—	$2,516,193
Short Term Investments	166,531	—	—	166,531
Fund Total	$2,682,724	$—	$—	$2,682,724
JNL/S&P Mid 3 Fund
Common Stocks	$482,261	$—	$—	$482,261
Short Term Investments	54,988	—	—	54,988
Fund Total	$537,249	$—	$—	$537,249
JNL/S&P Total Yield Fund
Common Stocks	$2,010,868	$—	$—	$2,010,868
Short Term Investments	57,605	—	—	57,605
Fund Total	$2,068,473	$—	$—	$2,068,473
JNL/Scout Unconstrained Bond Fund
Non-U.S. Government Agency ABS	$—	$34,272	$—	$34,272
Corporate Bonds and Notes	—	340,418	—	340,418
Government and Agency Obligations	—	160,808	—	160,808
Short Term Investments	407,351	—	—	407,351
Fund Total	$407,351	$535,498	$—	$942,849
JNL/T. Rowe Price Established Growth Fund
Common Stocks	$5,674,166	$66,820	$8,445	$5,749,431
Preferred Stocks	—	—	46,172	46,172
Short Term Investments	250,388	—	—	250,388
Fund Total	$5,924,554	$66,820	$54,617	$6,045,991

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks	$3,059,700	$—	$8,551	$3,068,251
Preferred Stocks	—	—	16,386	16,386
Short Term Investments	443,807	—	—	443,807
Fund Total	$3,503,507	$—	$24,937	$3,528,444
JNL/T. Rowe Price Short-Term Bond Fund
Non-U.S. Government Agency ABS	$—	$539,130	$—	$539,130
Corporate Bonds and Notes	—	809,829	—	809,829
Government and Agency Obligations	—	440,531	—	440,531
Short Term Investments	115,808	—	—	115,808
Fund Total	$115,808	$1,789,490	$—	$1,905,298
JNL/T. Rowe Price Value Fund
Common Stocks	$3,645,017	$28,984	$—	$3,674,001
Short Term Investments	36,463	—	—	36,463
Fund Total	$3,681,480	$28,984	$—	$3,710,464
JNL/Westchester Capital Event Driven Fund
Common Stocks	$119,241	$—	$—	$119,241
Preferred Stocks	4,134	—	—	4,134
Purchased Options	4,150	51	—	4,201
Corporate Bonds and Notes	—	9,417	—	9,417
Fund Total	$127,525	$9,468	$—	$136,993
JNL/WMC Balanced Fund
Common Stocks	$2,893,294	$—	$—	$2,893,294
Non-U.S. Government Agency ABS	—	200,602	4,141	204,743
Corporate Bonds and Notes	—	502,705	—	502,705
Government and Agency Obligations	—	933,989	—	933,989
Short Term Investments	665,721	—	—	665,721
Fund Total	$3,559,015	$1,637,296	$4,141	$5,200,452
JNL/WMC Money Market Fund
Corporate Bonds and Notes	$—	$222,094	$—	$222,094
Government and Agency Obligations	—	147,716	—	147,716
Short Term Investments	—	1,216,065	—	1,216,065
Fund Total	$—	$1,585,875	$—	$1,585,875
JNL/WMC Value Fund
Common Stocks	$1,543,355	$39,334	$—	$1,582,689
Short Term Investments	93,971	—	—	93,971
Fund Total	$1,637,326	$39,334	$—	$1,676,660

	Liabilities – Securities
	Level 1	Level 2	Level 3	Total
JNL/BlackRock Global Allocation Fund
Common Stocks	$(7,343)	$(1,862)	$—	$(9,205)
Fund Total	$(7,343)	$(1,862)	$—	$(9,205)
JNL/Boston Partners Global Long Short Equity Fund
Common Stocks	$(145,521)	$(61,053)	$—	$(206,574)
Fund Total	$(145,521)	$(61,053)	$—	$(206,574)
JNL/Goldman Sachs Core Plus Bond Fund
Government and Agency Obligations	$—	$(42,862)	$—	$(42,862)
Fund Total	$—	$(42,862)	$—	$(42,862)
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$(117,204)	$—	$—	$(117,204)
Fund Total	$(117,204)	$—	$—	$(117,204)
JNL/Mellon Capital Bond Index Fund
Government and Agency Obligations	$—	$(3,552)	$—	$(3,552)
Fund Total	$—	$(3,552)	$—	$(3,552)
JNL Multi-Manager Alternative Fund
Common Stocks
Consumer Discretionary	$(4,375)	$(3,158)	$—	$(7,533)
Consumer Staples	(3,899)	(1,713)	—	(5,612)
Energy	(391)	—	—	(391)
Financials	(2,345)	(5,896)	—	(8,241)
Health Care	(3,118)	(979)	—	(4,097)
Industrials	(1,580)	(4,463)	—	(6,043)
Information Technology	(757)	(2,123)	—	(2,880)
Materials	(694)	(989)	—	(1,683)
Investment Companies	(26,870)	—	—	(26,870)
Fund Total	$(44,029)	$(19,321)	$—	$(63,350)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Floating Rate Income Fund
Variable Rate Senior Loan Interests(1)	$—	$(1)	$—	$(1)
Fund Total	$—	$(1)	$—	$(1)
JNL/Westchester Capital Event Driven Fund
Common Stocks	$(19,439)	$—	$—	$(19,439)
Fund Total	$(19,439)	$—	$—	$(19,439)
JNL/WMC Balanced Fund
Government and Agency Obligations	$—	$(38,417)	$—	$(38,417)
Fund Total	$—	$(38,417)	$—	$(38,417)

(1)Unfunded commitments in JNL/Neuberger Berman Strategic Income Fund and JNL/PPM America Floating Rate Income Fund are not reflected in the Schedules of Investments.  Net unrealized appreciation/(depreciation) is reflected as an asset/liability in the table.  See Unfunded Commitments in these Notes to Schedules of Investments.

(2)During the period, the valuation of the Uruguay government and agency obligations and Treasury bills held in JNL/Franklin Templeton Global Multisector Bond Fund transferred from a Level 2 valuation to a Level 3 valuation.  The currency exchange rates utilized to translate the Uruguay government and agency obligations and Treasury bills denominated in Uruguayan Peso to U.S. dollars were not available from the pricing vendor and were translated to U.S. dollar based on a single source broker quote and considered a Level 3 valuation.  When the securities were translated to U.S. dollars based on the currency exchange rates available from a pricing vendor, they were considered a Level 2 valuation.  The transfer out of Level 2 and into Level 3 was $27,798  for government and agency obligations and $7,092 for Treasury bills, as measured by the unrealized currency exchange loss at the date of the transfer.  The unrealized currency exchange loss at September 30, 2015 was $28,255 for government and agency obligations and $3,214 for Treasury bills.

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AB Dynamic Asset Allocation Fund
Open Futures Contracts	$34	$—	$—	$34
Open Forward Foreign Currency Contracts	—	24	—	24
Centrally Cleared Credit Default Swap Agreements	—	1	—	1
Fund Total	$34	$25	$—	$59
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$11,227	$—	$—	$11,227
Open Forward Foreign Currency Contracts	—	5,732	—	5,732
OTC Total Return Swap Agreements	—	1,482	—	1,482
Fund Total	$11,227	$7,214	$—	$18,441
JNL/BlackRock Global Allocation Fund
Open Futures Contracts	$2,815	$—	$—	$2,815
Open Forward Foreign Currency Contracts	—	7,734	—	7,734
OTC Interest Rate Swap Agreements	—	59	—	59
Centrally Cleared Interest Rate Swap Agreements	—	2,969	—	2,969
OTC Total Return Swap Agreements	—	1,122	—	1,122
Fund Total	$2,815	$11,884	$—	$14,699
JNL/Boston Partners Global Long Short Equity Fund
Open Forward Foreign Currency Contracts	$—	$5	$—	$5
OTC Contracts for Difference	—	2,920	—	2,920
Fund Total	$—	$2,925	$—	$2,925
JNL/Brookfield Global Infrastructure and MLP Fund
Open Forward Foreign Currency Contracts	$—	$1	$—	$1
Fund Total	$—	$1	$—	$1
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	—	189	—	189
Fund Total	$—	$189	$—	$189
JNL/Causeway International Value Select Fund
Open Forward Foreign Currency Contracts	$—	$3,031	$—	$3,031
Fund Total	$—	$3,031	$—	$3,031
JNL/DoubleLine Shiller Enhanced CAPE Fund
OTC Total Return Swap Agreements	$—	$1,606	$—	$1,606
Fund Total	$—	$1,606	$—	$1,606
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$67,513	$4	$67,517
Centrally Cleared Interest Rate Swap Agreements	—	252	—	252
Fund Total	$—	$67,765	$4	$67,769
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$3,090	$—	$3,090
Fund Total	$—	$3,090	$—	$3,090
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$678	$—	$—	$678
Open Forward Foreign Currency Contracts	—	2,323	—	2,323
OTC Interest Rate Swap Agreements	—	222	—	222
Centrally Cleared Interest Rate Swap Agreements	—	3,835	—	3,835
OTC Credit Default Swap Agreements	—	40	—	40
Fund Total	$678	$6,420	$—	$7,098

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$2	$—	$—	$2
Open Forward Foreign Currency Contracts	—	4,077	—	4,077
OTC Interest Rate Swap Agreements	—	2,590	—	2,590
Centrally Cleared Interest Rate Swap Agreements	—	265	—	265
OTC Credit Default Swap Agreements	—	90	—	90
OTC Non-Deliverable Bond Forward Contracts	—	11	—	11
Fund Total	$2	$7,033	$—	$7,035
JNL/Harris Oakmark Global Equity Fund
Open Forward Foreign Currency Contracts	$—	$12	$—	$12
Fund Total	$—	$12	$—	$12
JNL/Invesco Global Real Estate Fund
Open Forward Foreign Currency Contracts	$—	$2	$—	$2
Fund Total	$—	$2	$—	$2
JNL/Invesco International Growth Fund
Open Forward Foreign Currency Contracts	$—	$3	$—	$3
Fund Total	$—	$3	$—	$3
JNL/Invesco Mid Cap Value Fund
Open Forward Foreign Currency Contracts	$—	$217	$—	$217
Fund Total	$—	$217	$—	$217
JNL/Ivy Asset Strategy Fund
Open Forward Foreign Currency Contracts	$—	$17	$—	$17
Fund Total	$—	$17	$—	$17
JNL/Mellon Capital S&P 500 Index Fund
Open Futures Contracts	$12	$—	$—	$12
Fund Total	$12	$—	$—	$12
JNL/Mellon Capital International Index Fund
Open Forward Foreign Currency Contracts	$—	$74	$—	$74
Fund Total	$—	$74	$—	$74
JNL Multi-Manager Alternative Fund
Exchange Traded Futures Options	$26	$—	$—	$26
Open Futures Contracts	360	—	—	360
Open Forward Foreign Currency Contracts	—	1,732	—	1,732
OTC Credit Default Swap Agreements	—	49	—	49
OTC Total Return Swap Agreements	—	5,452	—	5,452
Fund Total	$386	$7,233	$—	$7,619
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$2,754	$—	$—	$2,754
Fund Total	$2,754	$—	$—	$2,754
JNL/Oppenheimer Emerging Markets Innovator Fund
Open Forward Foreign Currency Contracts	$—	$3	$—	$3
Fund Total	$—	$3	$—	$3
JNL/PIMCO Real Return Fund
Open Futures Contracts	$1,052	$—	$—	$1,052
Open Forward Foreign Currency Contracts	—	18,151	—	18,151
OTC Interest Rate Swap Agreements	—	4,127	—	4,127
Centrally Cleared Interest Rate Swap Agreements	—	1,282	—	1,282
OTC Credit Default Swap Agreements	—	348	—	348
Fund Total	$1,052	$23,908	$—	$24,960
JNL/PIMCO Total Return Bond Fund
Open Futures Contracts	$10,679	$—	$—	$10,679
Open Forward Foreign Currency Contracts	—	130,555	—	130,555
OTC Interest Rate Swap Agreements	—	965	—	965
Centrally Cleared Interest Rate Swap Agreements	—	1,144	—	1,144
OTC Credit Default Swap Agreements	—	685	—	685
Centrally Cleared Credit Default Swap Agreements	—	4	—	4
Fund Total	$10,679	$133,353	$—	$144,032
JNL/Scout Unconstrained Bond Fund
Open Forward Foreign Currency Contracts	$—	$2,401	$—	$2,401
Fund Total	$—	$2,401	$—	$2,401
JNL/T. Rowe Price Short-Term Bond Fund
Open Forward Foreign Currency Contracts	$—	$733	$—	$733
Fund Total	$—	$733	$—	$733
JNL/Westchester Capital Event Driven Fund
Open Forward Foreign Currency Contracts	$—	$280	$—	$280
OTC Total Return Swap Agreements	—	1,443	—	1,443
Fund Total	$—	$1,723	$—	$1,723
JNL/WMC Balanced Fund
Open Futures Contracts	$120	$—	$—	$120
Fund Total	$120	$—	$—	$120

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AB Dynamic Asset Allocation Fund
Written Options	$(5)	$(63)	$—	$(68)
Open Futures Contracts	(141)	—	—	(141)
Open Forward Foreign Currency Contracts	—	(35)	—	(35)
Centrally Cleared Credit Default Swap Agreements	—	(81)	—	(81)
OTC Total Return Swap Agreements	—	—	(12)	(12)
Fund Total	$(146)	$(179)	$(12)	$(337)
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$(3,024)	$—	$—	$(3,024)
Open Forward Foreign Currency Contracts	—	(2,843)	—	(2,843)
OTC Total Return Swap Agreements	—	(570)	—	(570)
Fund Total	$(3,024)	$(3,413)	$—	$(6,437)
JNL/BlackRock Global Allocation Fund
Written Options	$(112)	$(16,653)	$—	$(16,765)
Open Futures Contracts	(1,026)	—	—	(1,026)
Open Forward Foreign Currency Contracts	—	(4,423)	—	(4,423)
Centrally Cleared Interest Rate Swap Agreements	—	(2,193)	—	(2,193)
OTC Cross-Currency Swap Agreements	—	(14)	—	(14)
Centrally Cleared Credit Default Swap Agreements	—	(642)	—	(642)
OTC Total Return Swap Agreements	—	(821)	—	(821)
Fund Total	$(1,138)	$(24,746)	$—	$(25,884)
JNL/Boston Partners Global Long Short Equity Fund
Written Options	$(1,334)	$—	$—	$(1,334)
Open Forward Foreign Currency Contracts	—	(2)	—	(2)
OTC Contracts for Difference	—	(891)	—	(891)
Fund Total	$(1,334)	$(893)	$—	$(2,227)
JNL/Brookfield Global Infrastructure and MLP Fund
Open Forward Foreign Currency Contracts	$—	$(4)	$—	$(4)
Fund Total	$—	$(4)	$—	$(4)
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$(194)	$—	$(194)
Fund Total	$—	$(194)	$—	$(194)
JNL/Causeway International Value Select Fund
Open Forward Foreign Currency Contracts	$—	$(2,401)	$—	$(2,401)
Fund Total	$—	$(2,401)	$—	$(2,401)
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$(48,596)	$(393)	$(48,989)
OTC Interest Rate Swap Agreements	—	(17,363)	—	(17,363)
Centrally Cleared Interest Rate Swap Agreements	—	(7,767)	—	(7,767)
Fund Total	$—	$(73,726)	$(393)	$(74,119)
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$(1,215)	$—	$(1,215)
Fund Total	$—	$(1,215)	$—	$(1,215)
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$(488)	$—	$—	$(488)
Open Forward Foreign Currency Contracts	—	(1,552)	—	(1,552)
OTC Interest Rate Swap Agreements	—	(1,123)	—	(1,123)
Centrally Cleared Interest Rate Swap Agreements	—	(3,893)	—	(3,893)
OTC Credit Default Swap Agreements	—	(14)	—	(14)
Centrally Cleared Credit Default Swap Agreements	—	(32)	—	(32)
Fund Total	$(488)	$(6,614)	$—	$(7,102)
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$(121)	$—	$—	$(121)
Open Forward Foreign Currency Contracts	—	(5,596)	—	(5,596)
OTC Interest Rate Swap Agreements	—	(4,202)	—	(4,202)
Centrally Cleared Interest Rate Swap Agreements	—	(136)	—	(136)
OTC Cross-Currency Swap Agreements	—	(4,353)	—	(4,353)
OTC Credit Default Swap Agreements	—	(19)	—	(19)
OTC Non-Deliverable Bond Forward Contracts	—	(15)	—	(15)
Fund Total	$(121)	$(14,321)	$—	$(14,442)
JNL/Invesco Global Real Estate Fund
Open Forward Foreign Currency Contracts	$—	$(8)	$—	$(8)
Fund Total	$—	$(8)	$—	$(8)
JNL/Invesco International Growth Fund
Open Forward Foreign Currency Contracts	$—	$(10)	$—	$(10)
Fund Total	$—	$(10)	$—	$(10)
JNL/Invesco Mid Cap Value Fund
Open Forward Foreign Currency Contracts	$—	$(14)	$—	$(14)
Fund Total	$—	$(14)	$—	$(14)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/Ivy Asset Strategy Fund
Written Options	$(136)	$(3,685)	$—	$(3,821)
Open Forward Foreign Currency Contracts	—	(235)	—	(235)
Fund Total	$(136)	$(3,920)	$—	$(4,056)
JNL/Lazard Emerging Markets Fund
Open Forward Foreign Currency Contracts	$—	$(222)	$—	$(222)
Fund Total	$—	$(222)	$—	$(222)
JNL/Mellon Capital Emerging Markets Index Fund
Open Futures Contracts	$(235)	$—	$—	$(235)
Fund Total	$(235)	$—	$—	$(235)
JNL/Mellon Capital S&P 400 MidCap Index Fund
Open Futures Contracts	$(939)	$—	$—	$(939)
Fund Total	$(939)	$—	$—	$(939)
JNL/Mellon Capital Small Cap Index Fund
Open Futures Contracts	$(1,213)	$—	$—	$(1,213)
Fund Total	$(1,213)	$—	$—	$(1,213)
JNL/Mellon Capital International Index Fund
Open Futures Contracts	$(883)	$—	$—	$(883)
Open Forward Foreign Currency Contracts	—	(366)	—	(366)
Fund Total	$(883)	$(366)	$—	$(1,249)
JNL Multi-Manager Alternative Fund
Written Options	$(530)	$(72)	$—	$(602)
Exchange Traded Futures Options	(51)	—	—	(51)
Open Futures Contracts	(424)	—	—	(424)
Open Forward Foreign Currency Contracts	—	(1,300)	—	(1,300)
OTC Interest Rate Swap Agreements	—	(262)	—	(262)
Centrally Cleared Interest Rate Swap Agreements	—	(383)	—	(383)
Centrally Cleared Credit Default Swap Agreements	—	(135)	—	(135)
OTC Total Return Swap Agreements	—	(4,285)	—	(4,285)
Fund Total	$(1,005)	$(6,426)	$—	$(7,431)
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$(2,489)	$—	$—	$(2,489)
Centrally Cleared Credit Default Swap Agreements	—	(416)	—	(416)
Fund Total	$(2,489)	$(416)	$—	$(2,905)
JNL/PIMCO Real Return Fund
Written Options	$—	$(4,390)	$—	$(4,390)
Open Futures Contracts	(1,599)	—	—	(1,599)
Open Forward Foreign Currency Contracts	—	(5,371)	—	(5,371)
OTC Interest Rate Swap Agreements	—	(14,374)	—	(14,374)
Centrally Cleared Interest Rate Swap Agreements	—	(47,611)	—	(47,611)
OTC Credit Default Swap Agreements	—	(635)	—	(635)
Centrally Cleared Credit Default Swap Agreements	—	(642)	—	(642)
Fund Total	$(1,599)	$(73,023)	$—	$(74,622)
JNL/PIMCO Total Return Bond Fund
Written Options	$—	$(9,311)	$—	$(9,311)
Exchange Traded Futures Options	(1)	—	—	(1)
Open Futures Contracts	(20,514)	—	—	(20,514)
Open Forward Foreign Currency Contracts	—	(40,085)	—	(40,085)
OTC Interest Rate Swap Agreements	—	(731)	—	(731)
Centrally Cleared Interest Rate Swap Agreements	—	(64,390)	—	(64,390)
OTC Credit Default Swap Agreements	—	(3,632)	—	(3,632)
Centrally Cleared Credit Default Swap Agreements	—	(6,393)	—	(6,393)
Fund Total	$(20,515)	$(124,542)	$—	$(145,057)
JNL/PPM America Floating Rate Income Fund
Open Futures Contracts	$(145)	$—	$—	$(145)
Fund Total	$(145)	$—	$—	$(145)
JNL/PPM America High Yield Bond Fund
Open Futures Contracts	$(1,467)	$—	$—	$(1,467)
Fund Total	$(1,467)	$—	$—	$(1,467)
JNL/Scout Unconstrained Bond Fund
Open Forward Foreign Currency Contracts	$—	$(4,291)	$—	$(4,291)
Centrally Cleared Credit Default Swap Agreements	—	(817)	—	(817)
Fund Total	$—	$(5,108)	$—	$(5,108)
JNL/Westchester Capital Event Driven Fund
Written Options	$(2,878)	$(97)	$—	$(2,975)
Open Forward Foreign Currency Contracts	—	(66)	—	(66)
OTC Total Return Swap Agreements	—	(6,011)	—	(6,011)
Fund Total	$(2,878)	$(6,174)	$—	$(9,052)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/WMC Balanced Fund
Open Futures Contracts	$(272)	$—	$—	$(272)
Fund Total	$(272)	$—	$—	$(272)

(1)All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes.  The following table summarizes significant transfers between Level 1 and Level 2 valuations for the period ended September 30, 2015:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
JNL/Boston Partners Global Long Short Equity Fund
Common Stocks	$5,718	$—
JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	—	4,886
JNL/Eastspring Investments China India Fund
Common Stocks	—	23,920
JNL/Franklin Templeton Global Growth Fund
Common Stocks	14,521	—
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	28,784	53,994
JNL/Invesco Global Real Estate Fund
Common Stocks	—	53,881
JNL/Invesco International Growth Fund
Common Stocks	—	21,208
JNL/Lazard Emerging Markets Fund
Common Stocks	43,825	86,829
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	—	24,443
JNL/Mellon Capital Pacific Rim 30 Fund
Common Stocks	—	4,475
JNL/Mellon Capital International Index Fund
Common Stocks	—	29,148
JNL/Oppenheimer Global Growth Fund
Common Stocks	—	22,246
JNL/RedRocks Listed Private Equity Fund
Common Stocks	59,532	97,287

The following table is a rollforward of significant Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2015:

	Balance at Beginning of Period	Transfers into Level 3 During the Period(2)	Transfers out of Level 3 During the Period(2)	Total Realized and Change in Unrealized Gain/(Loss)	Purchases		(Sales)	Balance at End of Period		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period(1)
JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S.Government Agency ABS	$—	$—	$—	$—	$21,350		$—	$21,350	(3)	$—

JNL/Ivy Asset Strategy Fund
Common Stock	$26,862	$—	$—	$4,544	$—		$—	$31,406	(4)	$4,544
Common Stock	37,712	—	—	(24,830)	—		—	12,882	(6)	(24,830)
Common Stock	65,163	—	—	(23,364)	994		—	42,793	(7)	(23,364)
Corporate Bonds and Notes	28,261	—	—	(174)	—		—	28,087	(5)	(174)
Corporate Bonds and Notes	49,706	—	—	—	4,970	(8)	—	54,676	(6)	—
Fund Total	$207,704	$—	$—	$(43,824)	$5,964		$—	$169,844		$(43,824)
JNL/Morgan Stanley Mid Cap Growth Fund
Preferred Stock	$2,104	$—	$—	$1,782	$—		$—	$3,886	(9)	$1,782

(1) Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at September 30, 2015.

(2) There were no significant transfers between Level 3 and Level 2 valuations during the period ended September 30, 2015, other than those noted.

(3)  The fair value measurement of the Non-U.S. Government Agency ABS in JNL/Goldman Sachs Core Plus Bond Fund was determined based on a single broker quote.  This information is considered an unobservable input to the fair value.  Significant changes in the value of the underlying collateral pool as well as a significant transaction for the Non-U.S. Government Agency ABS in the market place, could result in a significant decrease or increase to the Non-U.S. Government Agency ABS’s fair value measurement.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

(4)  The fair value measurements of the common stock held in JNL/Ivy Asset Strategy Fund was determined based on discounted cash flow models.  As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly earnings before interest, taxes and depreciation/amortization (“EBITDA”), a significant change in the company’s capital structure, a significant change in the assumptions in the cash flow model, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Recent transaction	Transaction price	$2,119

(5) The fair value measurements of the corporate bond held in JNL/Ivy Asset Strategy Fund was determined based on the interest rate spread.  As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly EBITDA, a significant change in the company’s capital structure, significant change in the valuations of comparable public companies, significant changes in the interest rate spread of comparable corporate bonds indices, or another, similar transaction in the company’s securities could result in a significant decrease or increase to the corporate bond’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Market approach	Interest rate spread	1.97%

(6) The fair value measurements of the common stock and corporate bond held in JNL/Ivy Asset Strategy Fund were determined based on the midpoint of an enterprise valuation model which considered previous transaction levels, current and forecasted financial results, analysis of budget to actual performance and valuations of comparable public companies.  As the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly EBITDA or forecasted financial results, a significant change in the company’s capital structure, a significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s and corporate bond’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Income approach	Pro forma run rate EBITDA multiples	20.25-20.75

(7) The fair value measurements of the common stock held in JNL/Ivy Asset Strategy Fund were determined based on recent transactions, liquidation value and a discounted cash flow model.  As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly EBITDA, a significant change in the company’s capital structure, a significant change in the assumptions in the cash flow model, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Recent transaction	Transaction price	$450.00
Liquidation value	Net asset value	$275.2M
Discount cash flow	Weighted average cost of capital	13%-15%

(8) This amount represents interest earned on the corporate bond held in JNL/Ivy Asset Strategy Fund which was paid-in-kind.

(9) The fair value measurements of the preferred stock held in JNL/Morgan Stanley Mid Cap Growth Fund was determined based on recent transactions.  As the company is not publicly traded, a significant change in the company’s capital structure, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the preferred stock’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Recent transaction	Transaction price	$93.09

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Securities Lending and Securities Lending Collateral - All Funds, except JNL/PPM America Floating Rate Income Fund and JNL/WMC Money Market, Fund participate in agency based securities lending programs.  Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives either cash or non- cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities.  Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower.  For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower.  The Fund bears the market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund.  Non-cash collateral may be invested in U.S., UK and certain Eurozone government securities; U.S. government agencies debt securities; and U.S. government sponsored agencies debt securities and mortgaged back securities.  For non-cash collateral, the Fund receives lending fees negotiated with the borrower.  The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (“Custodians”) each serve as securities lending agent to the eligible Funds of the Trust for which they are Custodian.  For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Navigator Securities Lending Prime Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the Securities Lending Cash Collateral Fund LLC or the State Street Navigator Securities Lending Trust.  In addition to investing cash collateral in the Securities Lending Cash Collateral Fund LLC or State Street Navigator Securities Lending Trust, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/S&P Dividend Income and Growth Fund and JNL/S&P Competitive Advantage Fund may invest cash collateral in repurchase agreements collateralized by equity securities.  JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity securities.  For JNL/Goldman Sachs U.S. Equity Flex Fund, the cash collateral is not reinvested.

Sub-Adviser Affiliates - The following Sub-Advisers are affiliates of JNAM:  PPM America, Inc. serves as Sub-Adviser for JNL/PPM America High Yield Bond Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund and JNL/PPM America Value Equity Fund.  Eastspring Investments (Singapore) Limited serves as Sub-Adviser for JNL/Eastspring Investments Asia ex-Japan Fund and JNL/Eastspring Investments China-India Fund.

Investments in Affiliates - During the period ended September 30, 2015, certain Funds invested in a money market fund which is managed by the Adviser. JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Reserves Investment Fund as a cash management tool.  The following table details cash management investments in affiliates held at September 30, 2015.  There was no realized gain or loss relating to transactions in these investments during the period ended September 30, 2015.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/AB Dynamic Asset Allocation Fund	$753	$8,937	$2
JNL/AQR Managed Futures Strategy Fund	92,277	115,277	18
JNL/BlackRock Large Cap Select Growth Fund	16,002	78,482	7
JNL/BlackRock Natural Resources Fund	17,205	44,620	8
JNL/Boston Partners Global Long Short Equity Fund	13,790	22,758	2
JNL/Brookfield Global Infrastructure and MLP Fund	29,514	—	1
JNL/Capital Guardian Global Balanced Fund	29,539	20,586	3
JNL/Capital Guardian Global Diversified Research Fund	20,736	10,436	4
JNL/Causeway International Value Select Fund	8,508	167,628	2
JNL/DFA U.S. Core Equity Fund	2,716	4,265	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	—	110,664	1
JNL/Eastspring Investments Asia ex-Japan Fund	172	408	—
JNL/Eastspring Investments China-India Fund	11,320	247	—
JNL/Franklin Templeton Global Growth Fund	59,972	16,936	5
JNL/Franklin Templeton Global Multisector Bond Fund	134,062	165,779	33
JNL/Franklin Templeton Income Fund	80,912	155,217	35
JNL/Franklin Templeton International Small Cap Growth Fund	18,329	31,873	6
JNL/Franklin Templeton Mutual Shares Fund	97,087	61,878	11
JNL/Goldman Sachs Core Plus Bond Fund	7,145	28,893	8
JNL/Goldman Sachs Emerging Markets Debt Fund	—	—	2
JNL/Goldman Sachs Mid Cap Value Fund	52,203	59,213	6
JNL/Goldman Sachs U.S. Equity Flex Fund	13,962	8,435	1
JNL/Harris Oakmark Global Equity Fund	—	26,896	1
JNL/Invesco Global Real Estate Fund	39,830	10,621	4
JNL/Invesco International Growth Fund	108,738	45,199	27
JNL/Invesco Large Cap Growth Fund	19,290	4,359	5
JNL/Invesco Mid Cap Value Fund	18,079	20,297	2
JNL/Invesco Small Cap Growth Fund	29,065	45,834	8
JNL/Ivy Asset Strategy Fund	48,228	20,744	6
JNL/JPMorgan MidCap Growth Fund	39,739	56,001	9
JNL/JPMorgan U.S. Government & Quality Bond Fund	96,357	144,836	19
JNL/Lazard Emerging Markets Fund	43,972	—	6
JNL/Mellon Capital Emerging Markets Index Fund	18,455	12,244	2
JNL/Mellon Capital European 30 Fund	566	746	—
JNL/Mellon Capital Pacific Rim 30 Fund	—	77	—
JNL/Mellon Capital S&P 500 Index Fund	58,774	109,816	11
JNL/Mellon Capital S&P 400 MidCap Index Fund	38,654	32,014	7
JNL/Mellon Capital Small Cap Index Fund	16,803	—	5
JNL/Mellon Capital International Index Fund	56,715	42,042	5
JNL/Mellon Capital Bond Index Fund	12,764	53,835	9
JNL/Mellon Capital Utilities Sector Fund	877	158	—
JNL/Morgan Stanley Mid Cap Growth Fund	9,385	14,635	3
JNL Multi-Manager Alternative Fund	—	234,391	28
JNL Multi-Manager Small Cap Growth Fund	—	—	12
JNL Multi-Manager Small Cap Value Fund	61,372	—	34
JNL/Neuberger Berman Strategic Income Fund	55,697	23,810	4

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Oppenheimer Emerging Markets Innovator Fund	$—	$31,020	$2
JNL/Oppenheimer Global Growth Fund	17,877	33,042	4
JNL/PPM America High Yield Bond Fund	105,445	18,962	4
JNL/PPM America Mid Cap Value Fund	1,382	1,667	—
JNL/PPM America Small Cap Value Fund	342	449	—
JNL/PPM America Value Equity Fund	1,275	680	—
JNL/Red Rocks Listed Private Equity Fund	3,796	—	1
JNL/S&P Competitive Advantage Fund	2,236	4,135	1
JNL/S&P Dividend Income & Growth Fund	22,760	4,827	—
JNL/S&P International 5 Fund	605	193	—
JNL/S&P Intrinsic Value Fund	14,921	24,467	1
JNL/S&P Mid 3 Fund	1,472	—	1
JNL/S&P Total Yield Fund	3,684	13,683	1
JNL/Scout Unconstrained Bond Fund	12,662	397,244	15
JNL/T. Rowe Price Established Growth Fund	1,193	2,000	—
JNL/T. Rowe Price Mid-Cap Growth Fund	526	3,000	—
JNL/T. Rowe Price Short-Term Bond Fund	9,997	10,000	2
JNL/T. Rowe Price Value Fund	9,903	518	—
JNL/WMC Balanced Fund	198,600	240,648	64
JNL/WMC Value Fund	19,057	14,132	3

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Established Growth Fund	$60,804	$63,563	$38
JNL/T. Rowe Price Mid-Cap Growth Fund	118,061	238,417	97
JNL/T. Rowe Price Short-Term Bond Fund	209,610	37,402	17
JNL/T. Rowe Price Value Fund	16,931	7,952	17

Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the Custodian.

The Custodian is an affiliate of the Funds for which J.P. Morgan Investment Management Inc. is the Sub-Adviser.  JNL/BlackRock Global Allocation Fund invested in the iShares Gold Trust Fund, which is an affiliate of the Fund.  JNL/Mellon Capital International Index Fund invested in Prudential plc.  JNAM is a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”) and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  JNL/Mellon Capital S&P 500 Index Fund and JNL/Mellon Capital Bond Index Fund invested in the Bank of New York Mellon Corporation, the parent company of each Fund’s Sub-Adviser.

The following table details each Fund’s long term investments in affiliates held during the period ended September 30, 2015.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend/ Interest Income	Realized Gain (Loss)	Value End of Period
JNL/BlackRock Global Allocation Fund	iShares Gold Trust Fund	$7,295	$1,088	$—	$—	$—	$7,980
JNL/Mellon Capital S&P 500 Index Fund	Bank of New York Mellon Corp.	10,301	2,478	154	132	(15)	12,169
JNL/Mellon Capital International Index Fund	Prudential plc	10,311	1,146	662	262	406	9,973
JNL/Mellon Capital Bond Index Fund	Bank of New York Mellon Corp., 3.55%, 09/23/21	627	—	643	7	43	—

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value
Barrier Options
JNL/BlackRock Global Allocation Fund
Euro Stoxx 50 Index Put Option, DUB	09/21/2018	EUR 2,586.07 / 2,165.83	1,006	$(312)
Exchange-Traded Futures Options
JNL Multi-Manager Alternative Fund
10-Year U.S. Treasury Note Future Call Option	10/02/2015	128.00	9	$(8)
10-Year U.S. Treasury Note Future Call Option	10/23/2015	128.50	66	(55)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2015

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts/ Notional Contracts	Value
Exchange-Traded Futures Options (continued)
JNL Multi-Manager Alternative Fund (continued)
10-Year U.S. Treasury Note Future Call Option	10/23/2015	129.00		14	$(7)
10-Year U.S. Treasury Note Future Call Option	10/23/2015	129.50		12	(3)
10-Year U.S. Treasury Note Future Call Option	10/23/2015	130.00		2	—
10-Year U.S. Treasury Note Future Call Option	10/23/2015	128.00		107	(113)
10-Year U.S. Treasury Note Future Call Option	10/23/2015	127.50		14	(19)
10-Year U.S. Treasury Note Future Call Option	11/20/2015	129.00		7	(7)
10-Year U.S. Treasury Note Future Put Option	10/02/2015	128.00		4	—
10-Year U.S. Treasury Note Future Put Option	10/23/2015	126.00		4	—
10-Year U.S. Treasury Note Future Put Option	10/23/2015	125.50		14	—
10-Year U.S. Treasury Note Future Put Option	10/23/2015	127.50		1	—
10-Year U.S. Treasury Note Future Put Option	10/23/2015	126.50		9	—
10-Year U.S. Treasury Note Future Put Option	10/23/2015	127.00		8	—
10-Year U.S. Treasury Note Future Put Option	11/20/2015	127.00		3	(1)
10-Year U.S. Treasury Note Future Put Option	11/20/2015	126.50		7	(3)
90-Day Eurodollar Future Call Option	06/13/2016	99.00		13	(13)
90-Day Eurodollar Future Put Option	10/16/2015	99.50		17	—
90-Day GBP LIBOR Future Put Option	10/09/2015	153.00		2	(2)
90-Day GBP LIBOR Future Put Option	11/06/2015	152.00		2	(2)
Australian Dollar Future Call Option	10/09/2015	0.72		2	—
Australian Dollar Future Call Option	10/09/2015	0.71		1	—
Australian Dollar Future Call Option	11/06/2015	0.72		2	—
Australian Dollar Future Call Option	11/06/2015	0.73		2	—
Canadian Dollar Future Call Option	10/09/2015	0.77		13	—
Canadian Dollar Future Call Option	12/04/2015	0.78		3	—
Canadian Dollar Future Put Option	10/09/2015	0.75		4	(3)
Euro FX Currency Future Call Option	10/09/2015	1.16		3	—
Euro FX Currency Future Call Option	10/09/2015	1.15		5	—
Euro FX Currency Future Call Option	10/09/2015	1.14		8	(2)
Euro FX Currency Future Call Option	11/06/2015	1.13		2	(2)
Euro FX Currency Future Put Option	10/09/2015	1.10		35	(9)
Euro FX Currency Future Put Option	10/09/2015	1.12		8	(8)
Euro FX Currency Future Put Option	10/09/2015	1.13		5	(7)
Euro FX Currency Future Put Option	10/09/2015	1.09		1	—
Euro FX Currency Future Put Option	10/09/2015	1.11		5	(3)
Euro FX Currency Future Put Option	10/09/2015	1.11		5	(2)
Euro FX Currency Future Put Option	11/06/2015	1.08		1	—
Euro FX Currency Future Put Option	11/06/2015	1.09		1	(1)
Euro FX Currency Future Put Option	11/06/2015	1.10		5	(5)
Euro FX Currency Future Put Option	11/06/2015	1.12		5	(10)
Euro FX Currency Future Put Option	12/04/2015	1.08		5	(5)
Euro FX Currency Future Put Option	12/04/2015	1.10		9	(15)
Japanese Yen Future Put Option	10/09/2015	0.82		2	—
Japanese Yen Future Put Option	11/06/2015	0.81		3	(1)
Japanese Yen Future Put Option	12/04/2015	0.80		4	(2)
U.S. Treasury Long Bond Future Call Option	10/23/2015	158.00		35	(60)
U.S. Treasury Long Bond Future Call Option	10/23/2015	159.00		18	(20)
U.S. Treasury Long Bond Future Call Option	10/23/2015	157.00		3	(6)
U.S. Treasury Long Bond Future Call Option	11/20/2015	158.00		8	(21)
U.S. Treasury Long Bond Future Call Option	10/23/2015	162.00		1	—
U.S. Treasury Long Bond Future Call Option	10/23/2015	160.00		16	(14)
U.S. Treasury Long Bond Future Put Option	10/23/2015	152.00		13	(3)
U.S. Treasury Long Bond Future Put Option	10/23/2015	150.00		2	—
U.S. Treasury Long Bond Future Put Option	10/23/2015	155.00		10	(10)
U.S. Treasury Long Bond Future Put Option	10/23/2015	154.00		3	(3)
U.S. Treasury Long Bond Future Put Option	11/20/2015	150.00		4	(3)
				567	$(448)
Foreign Currency Options
JNL Multi-Manager Alternative Fund
Brazilian Real versus USD Call Option, BOA	10/01/2015	BRL	3.87	600,000	$(19)
Brazilian Real versus USD Call Option, CGM	10/23/2015	BRL	3.59	330,000	(36)
Brazilian Real versus USD Put Option, BOA	10/01/2015	BRL	3.56	600,000	—
Brazilian Real versus USD Put Option, BOA	10/08/2015	BRL	3.71	682,400	(1)
Brazilian Real versus USD Put Option, CGM	10/23/2015	BRL	3.18	330,000	—
Korean Won versus USD Put Option, CGM	12/09/2015	KRW	1,153.50	1,092,000	(9)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2015

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts/ Notional Contracts	Value
Foreign Currency Options (continued)
JNL Multi-Manager Alternative Fund (continued)
Malaysian Ringgit versus USD Put Option, BOA	10/27/2015	MYR	3.74	1,200,000	$—
				4,834,400	$(65)

JNL/PIMCO Real Return Fund
Brazilian Real versus USD Call Option, CSI	03/17/2016	BRL	4.00	16,400,000	$(1,497)

JNL/PIMCO Total Return Bond Fund
Australian Dollar versus USD Call Option, JPM	11/04/2015	AUD	0.74	39,000,000	$(48)
Australian Dollar versus USD Call Option, BOA	11/03/2015	AUD	0.73	15,300,000	(38)
Brazilian Real versus USD Call Option, CSI	10/01/2015	BRL	3.85	18,600,000	(679)
Brazilian Real versus USD Call Option, CSI	03/14/2016	BRL	4.60	21,500,000	(822)
Brazilian Real versus USD Call Option, CSI	12/10/2015	BRL	4.45	9,600,000	(181)
Brazilian Real versus USD Call Option, DUB	03/17/2016	BRL	4.55	14,400,000	(602)
Brazilian Real versus USD Call Option, JPM	02/12/2016	BRL	4.50	26,100,000	(946)
Brazilian Real versus USD Put Option, CSI	12/10/2015	BRL	3.75	9,600,000	(110)
Brazilian Real versus USD Put Option, CSI	10/28/2015	BRL	3.79	18,900,000	(150)
Brazilian Real versus USD Put Option, CSI	10/28/2015	BRL	3.80	7,700,000	(65)
Brazilian Real versus USD Put Option, DUB	10/29/2015	BRL	3.90	16,900,000	(269)
Euro versus USD Call Option, BNP	11/25/2015	EUR	1.15	32,700,000	(213)
Euro versus USD Call Option, CIT	11/20/2015	EUR	1.17	39,100,000	(95)
Euro versus USD Call Option, UBS	11/12/2015	EUR	1.15	32,700,000	(205)
Indian Rupee versus USD Call Option, BNP	12/04/2015	INR	68.50	8,200,000	(33)
Indian Rupee versus USD Call Option, CIT	10/29/2015	INR	68.10	6,700,000	(7)
Indian Rupee versus USD Call Option, JPM	11/26/2015	INR	69.35	26,500,000	(54)
Indian Rupee versus USD Call Option, JPM	11/10/2015	INR	68.25	7,600,000	(16)
Japanese Yen versus USD Put Option, BOA	02/18/2019	JPY	80.00	1,400,000	(11)
Japanese Yen versus USD Put Option, UBS	10/23/2015	JPY	116.30	15,800,000	(38)
Mexican Peso versus USD Put Option, JPM	10/02/2015	MXN	16.65	14,100,000	(8)
Mexican Peso versus USD Put Option, MSC	10/02/2015	MXN	15.80	13,900,000	—
Mexican Peso versus USD Put Option, MSC	11/19/2015	MXN	16.10	15,000,000	(48)
				411,300,000	$(4,638)
Index Options
JNL/AB Dynamic Asset Allocation Fund
S&P 500 Index Put Option	10/16/2015	1,825.00		400	$(5)
S&P 500 Index Put Option, UBS	12/19/2015	1,850.00		12	(63)
				412	$(68)
JNL/BlackRock Global Allocation Fund
Ibovespa Index Call Option, BNP	02/17/2016	BRL	51,000.00	193	$(60)
Ibovespa Index Call Option, BOA	08/17/2016	BRL	63,004.60	462	(151)
Ibovespa Index Call Option, BOA	08/17/2016	BRL	60,785.00	199	(83)
Ibovespa Index Call Option, GSC	08/17/2016	BRL	63,000.00	155	(51)
Ibovespa Index Call Option, MSC	02/17/2016	BRL	51,500.00	223	(62)
‡ Morgan Stanley Japan Custom Index Put Option, MSC	12/11/2015	JPY	128.68	5,959,595	(243)
‡ Morgan Stanley Japan Custom Index Put Option, MSC	12/11/2015	JPY	137.22	1,538,635	(46)
Nikkei 225 Index, Put Option, GSC	03/09/2018	JPY	17,974.04	74,251	(1,595)
Russell 2000 Index Put Option, BOA	10/16/2015	1,025.00		26,759	(605)
S&P 500 Index Put Option, BNP	10/16/2015	1,800.00		8,768	(64)
S&P 500 Index Put Option, CSI	10/16/2015	1,790.00		18,599	(126)
Taiwan Stock Exchange Index Put Option, CGM	09/21/2016	TWD	8,691.29	27,399	(839)
Taiwan Stock Exchange Index Put Option, CIT	09/21/2016	TWD	8,100.70	29,600	(590)
Taiwan Stock Exchange Index Put Option, GSC	12/21/2016	TWD	8,868.97	28,000	(1,003)
Tokyo Stock Price Index Call Option, CGM	12/11/2015	JPY	1,800.00	1,229,468	(3)
Tokyo Stock Price Index Put Option, BOA	12/11/2015	JPY	1,525.00	617,565	(665)
Tokyo Stock Price Index Put Option, CGM	12/11/2015	JPY	1,535.00	1,229,468	(1,405)
Tokyo Stock Price Index Put Option, CGM	03/11/2016	JPY	1,485.00	1,834,453	(1,882)
Tokyo Stock Price Index Put Option, CIT	06/10/2016	JPY	1,475.00	565,118	(683)
Tokyo Stock Price Index Put Option, CIT	06/10/2016	JPY	1,500.00	565,118	(734)
Tokyo Stock Price Index Put Option, MSC	06/10/2016	JPY	1,450.00	600,500	(680)
				14,354,528	$(11,570)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2015

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value
Index Options (continued)
JNL/Ivy Asset Strategy Fund
S&P 500 Index Put Option	10/16/2015	1,650.00	1,298	$(136)

JNL Multi-Manager Alternative Fund
CDX.NA.HY.24 Put Option, BNP	11/19/2015	1.22	455,400	$(4)
CDX.NA.HY.24 Put Option, BOA	11/19/2015	1.22	455,400	(4)
S&P 500 Index Put Option	10/30/2015	1,750.00	3	(3)
S&P 500 Index Put Option	10/30/2015	1,860.00	8	(26)
SPDR S&P 500 ETF Trust Put Option	10/16/2015	193.00	36	(16)
			910,847	$(53)

JNL/PIMCO Total Return Bond Fund
CDX.NA.IG.25 Put Option, BOA	12/16/2015	1.25	82	$(15)

Inflation-Capped/Floor Options
JNL/PIMCO Real Return Fund
Cap - CPURNSA Index Option, DUB	06/01/2016	3.00	46	$—
Cap - CPURNSA Index Option, JPM	04/22/2024	4.00	194	(34)
Cap - CPURNSA Index Option, JPM	05/16/2024	4.00	17	(3)
Floor - CPURNSA Index Option, BNP	03/01/2018	0.00	28	(8)
Floor - CPURNSA Index Option, CIT	09/29/2020	217.97	31	(2)
Floor - CPURNSA Index Option, DUB	01/22/2018	0.00	37	(9)
Floor - CPURNSA Index Option, JPM	03/24/2020	0.00	211	(248)
			564	$(304)
JNL/PIMCO Total Return Bond Fund
Floor - CPURNSA Index Option, CIT	03/12/2020	215.95	18	$(1)
Floor - CPURNSA Index Option, CIT	09/29/2020	217.97	64	(6)
Floor - CPURNSA Index Option, DUB	03/10/2020	215.95	19	(1)
			101	$(8)
Interest Rate Swaptions
JNL/BlackRock Global Allocation Fund
Call Swaption, 3-Month LIBOR versus 1.25% fixed, GSC	11/24/2015	N/A	225,740,000	$(493)

JNL/PIMCO Real Return Fund
Call Swaption, 3-Month LIBOR versus 0.52% fixed, MSC	01/19/2016	N/A	861	$(48)
Call Swaption, 3-Month LIBOR versus 0.66% fixed, MSC	01/19/2016	N/A	861	(103)
Call Swaption, 3-Month LIBOR versus 2.25% fixed, DUB	02/08/2016	N/A	263	(481)
Call Swaption, 3-Month LIBOR versus 2.35% fixed, DUB	09/30/2015	N/A	291	(916)
Call Swaption, 3-Month LIBOR versus 2.80% fixed, DUB	10/23/2015	N/A	224	(146)
Put Swaption, 3-Month LIBOR versus 2.50% fixed, MSC	12/11/2017	N/A	504	(895)
Put Swaption, 3-Month LIBOR versus 2.75% fixed, BNP	10/05/2015	N/A	55	—
Put Swaption, 3-Month LIBOR versus 2.75% fixed, MSC	10/05/2015	N/A	155	—
Put Swaption, 3-Month LIBOR versus 2.85% fixed, DUB	09/30/2015	N/A	291	—
Put Swaption, 3-Month LIBOR versus 3.12% fixed, BNP	10/05/2015	N/A	24	—
Put Swaption, 3-Month LIBOR versus 3.12% fixed, MSC	10/05/2015	N/A	68	—
			3,597	$(2,589)
JNL/PIMCO Total Return Bond Fund
Call Swaption, 3-Month LIBOR versus 0.50% fixed, MSS	01/19/2016	N/A	946	$(47)
Call Swaption, 3-Month LIBOR versus 0.52% fixed, MSC	01/19/2016	N/A	475	(27)
Call Swaption, 3-Month LIBOR versus 0.65% fixed, MSC	01/19/2016	N/A	946	(108)
Call Swaption, 3-Month LIBOR versus 0.66% fixed, MSC	01/19/2016	N/A	475	(57)
Call Swaption, 3-Month LIBOR versus 0.73% fixed, BOA	01/29/2016	N/A	2,060	(266)
Call Swaption, 3-Month LIBOR versus 0.92% fixed, BOA	01/29/2016	N/A	2,060	(587)
Call Swaption, 3-Month LIBOR versus 1.10% fixed, JPM	01/30/2018	N/A	477	(216)
Call Swaption, 3-Month LIBOR versus 1.10% fixed, MSC	01/29/2016	N/A	241	(50)
Call Swaption, 3-Month LIBOR versus 1.30% fixed, MSC	01/29/2016	N/A	241	(106)
Call Swaption, 3-Month LIBOR versus 1.60% fixed, JPM	01/30/2018	N/A	477	(411)
Call Swaption, 3-Month LIBOR versus 2.50% fixed, MSC	05/23/2016	N/A	5,057	(344)
Call Swaption, 3-Month LIBOR versus 2.50% fixed, MSC	05/12/2016	N/A	2,173	(136)
Put Swaption, 3-Month LIBOR versus 1.90% fixed, DUB	10/29/2015	N/A	426	(83)
Put Swaption, 3-Month LIBOR versus 2.00% fixed, MSC	11/30/2015	N/A	433	(129)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2015

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value
Interest Rate Swaptions (continued)
JNL/PIMCO Total Return Bond Fund (continued)
Put Swaption, 3-Month LIBOR versus 2.20% fixed, DUB	12/11/2015	N/A	422	$(60)
Put Swaption, 3-Month LIBOR versus 2.30% fixed, MSC	11/30/2015	N/A	433	(186)
Put Swaption, 3-Month LIBOR versus 2.80% fixed, MSC	08/20/2018	N/A	965	(1,837)
			18,307	$(4,650)
Options on Securities
JNL/BlackRock Global Allocation Fund
Abbott Laboratories Call Option, CGM	01/15/2016	55.00	172,900	$(3)
Activision Blizzard Inc. Call Option, DUB	01/15/2016	24.00	180,301	(1,308)
Aetna Inc. Call Option	10/16/2015	130.00	36	—
Amazon Inc. Call Option	10/16/2015	540.00	7	(3)
APR Energy Plc Call Option, GSC	04/15/2016	113.00	88,707	(28)
Bank of America Corp. Call Option, GSC	01/15/2016	19.00	480,400	(40)
Bank of New York Mellon Corp. Call Option, DUB	05/20/2016	51.25	268,552	(27)
Baxter International Inc. Call Option, GSC	03/18/2016	82.00	70,526	(11)
Citigroup Inc. Call Option, GSC	01/15/2016	57.50	223,100	(100)
Delta Airlines Inc. Call Option, MSC	12/18/2015	54.00	9,681	(3)
Delta Airlines Inc. Put Option, MSC	12/18/2015	43.00	9,681	(24)
Freeport-McMoRan Inc. Call Option, DUB	11/20/2015	15.00	202,831	(20)
General Electric Co. Put Option, DUB	03/18/2016	23.00	74,298	(74)
Gilead Sciences Inc. Call Option, DUB	05/20/2016	107.50	37,322	(242)
Gilead Sciences Inc. Put Option, DUB	05/20/2016	90.00	37,322	(280)
Goldman Sachs Group Inc. Call Option, DUB	05/20/2016	245.00	64,500	(11)
Goodyear Tire & Rubber Co. Put Option	10/16/2015	28.00	85	(4)
Google Inc. Class A Put Option	12/18/2015	600.00	11	(22)
Google Inc. Class C Put Option	10/16/2015	615.00	5	(12)
Ingersoll-Rand Plc Put Option, MSC	01/15/2016	56.00	60,848	(379)
JPMorgan Chase & Co. Call Option, GSC	01/15/2016	66.00	171,700	(185)
Key Corp. Call Option, DUB	05/20/2016	17.90	358,069	(16)
Merck & Co. Inc. Call Option, GSC	01/15/2016	65.00	347,148	(24)
MetLife Inc. Call Option, GSC	01/15/2016	67.50	267,244	(2)
Molson Coors Brewing Co. Put Option	01/15/2016	65.00	108	(12)
Morgan Stanley Corp. Call Option, DUB	05/20/2016	46.00	268,552	(12)
Mylan Inc. Put Option, BCL	01/15/2016	60.00	27,502	(547)
Pfizer Inc. Call Option, CGM	01/15/2016	37.50	668,300	(94)
Philip Morris International Inc. Call Option	12/18/2015	85.00	224	(19)
Prudential Financial Inc. Call Option, CGM	01/15/2016	105.00	207,438	(21)
Salesforce.com Inc. Call Option	12/18/2015	80.00	75	(8)
Salesforce.com Inc. Put Option	12/18/2015	67.50	75	(31)
Sun Trust Banks Inc. Call Option, DUB	05/20/2016	51.75	268,600	(19)
Teva Pharmaceutical Industries Ltd. Call Option, DUB	05/20/2016	73.00	71,400	(41)
Teva Pharmaceutical Industries Ltd. Put Option, DUB	05/20/2016	55.00	71,400	(324)
Twitter Inc. Put Option, CGM	01/15/2016	30.00	62,618	(319)
United Continental Holdings Inc. Call Option, MSC	12/18/2015	70.00	4,468	(1)
United Continental Holdings Inc. Put Option, MSC	12/18/2015	55.00	4,468	(23)
United Continental Holdings Inc. Call Option, CIT	01/15/2016	60.00	32,328	(61)
Valeant Pharmaceuticals International Inc. Call Option, BCL	01/15/2016	240.00	5,300	(14)
Wells Fargo & Co. Call Option, DUB	05/20/2016	66.00	268,552	(26)
			5,086,682	$(4,390)
JNL/Boston Partners Global Long Short Equity Fund
Apple Inc. Call Option	01/15/2016	115.00	236	$(130)
Diamondback Energy Inc. Call Option	12/18/2015	60.00	563	(422)
Diamondback Energy Inc. Call Option	01/15/2016	70.00	155	(52)
EOG Resources Inc. Call Option	01/15/2016	80.00	483	(127)
Occidental Petroleum Corp. Call Option	01/15/2016	70.00	641	(125)
Phillips 66 Co. Call Option	01/15/2016	70.00	543	(478)
			2,621	$(1,334)
JNL/Ivy Asset Strategy Fund
EOG Resources Inc. Call Option, CGM	10/16/2015	120.00	1,781	$(3)
EOG Resources Inc. Put Option, CGM	10/16/2015	87.50	893	(1,431)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2015

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value
Options on Securities (continued)
JNL/Ivy Asset Strategy Fund (continued)
EOG Resources Inc. Put Option, CGM	10/16/2015	90.00	888	$(1,523)
Google Inc. Class A Put Option, DUB	12/18/2015	635.00	153	(537)
Microsoft Corp. Put Option, BOA	01/15/2016	37.00	2,933	(191)
			6,648	$(3,685)
JNL Multi-Manager Alternative Fund
EMC Corp. Put Option	01/15/2016	25.00	95	$(22)
Teck Resources Ltd. Put Option	02/19/2016	2.00	183	(3)
TiVo Inc. Put Option	01/15/2016	10.00	72	(11)
			350	$(36)
JNL/Westchester Capital Event Driven Fund
Aetna Inc. Call Option	01/15/2016	100.00	72	$(95)
Air Products & Chemicals Inc. Call Option	11/20/2015	120.00	20	(20)
Air Products & Chemicals Inc. Call Option	12/18/2015	125.00	80	(63)
America Movil SAB Call Option	11/20/2015	18.00	575	(11)
American International Group Inc. Call Option	10/16/2015	60.00	208	(4)
American International Group Inc. Call Option	11/20/2015	60.00	397	(34)
American International Group Inc. Call Option	11/20/2015	62.50	505	(18)
Anadarko Petroleum Corp. Call Option	10/16/2015	75.00	54	—
Anadarko Petroleum Corp. Call Option	11/20/2015	62.50	77	(22)
Anadarko Petroleum Corp. Call Option	11/20/2015	67.50	86	(10)
Anadarko Petroleum Corp. Call Option	11/20/2015	77.50	71	(1)
Anadarko Petroleum Corp. Call Option	11/20/2015	82.50	139	(2)
AT&T Inc. Call Option	11/20/2015	31.00	111	(19)
Bayer AG Call Option, JPM	10/16/2015	110.00	38	(26)
Bayer AG Call Option, JPM	10/16/2015	115.00	51	(16)
Bayer AG Call Option, JPM	10/16/2015	125.00	130	(3)
Bayer AG Call Option, JPM	11/20/2015	115.00	18	(10)
Broadcom Corp. Call Option	11/20/2015	47.00	26	(12)
CBS Corp. Call Option	12/18/2015	45.00	256	(17)
CBS Corp. Call Option	12/18/2015	47.50	609	(22)
CBS Corp. Call Option	12/18/2015	50.00	193	(3)
Charter Communications Inc. Call Option	01/15/2016	210.00	22	(4)
CIGNA Corp. Call Option	10/16/2015	150.00	56	—
Citigroup Inc. Call Option	10/16/2015	52.50	119	(5)
Citigroup Inc. Call Option	10/16/2015	55.00	338	(4)
Citigroup Inc. Call Option	11/20/2015	45.00	167	(80)
Computer Sciences Corp. Call Option	10/16/2015	62.50	120	(10)
Computer Sciences Corp. Call Option	12/18/2015	62.50	126	(34)
Computer Sciences Corp. Call Option	12/18/2015	65.00	251	(43)
Dish Network Corp. Call Option	12/18/2015	57.50	134	(63)
Dow Chemical Co. Call Option	10/16/2015	46.00	164	(3)
Dow Chemical Co. Call Option	12/18/2015	41.00	121	(38)
Dow Chemical Co. Call Option	12/18/2015	45.00	609	(94)
E.On SE Call Option, JPM	10/16/2015	10.00	218	(1)
eBay Inc. Call Option	10/16/2015	57.50	131	(8)
Equinix Inc. Call Option	01/15/2016	239.05	18	(51)
General Electric Inc. Call Option	11/20/2015	25.00	576	(59)
General Electric Inc. Call Option	11/20/2015	26.00	129	(7)
General Electric Inc. Call Option	12/18/2015	24.00	717	(120)
General Motors Co. Call Option	12/18/2015	29.00	475	(105)
General Motors Co. Call Option	12/18/2015	33.00	582	(36)
Health Net Inc. Call Option	10/16/2015	60.00	123	(11)
Health Net Inc. Call Option	10/16/2015	62.50	40	(1)
Health Net Inc. Call Option	10/16/2015	65.00	77	(3)
Hertz Global Holdings Inc. Call Option	10/16/2015	16.00	144	(17)
Hertz Global Holdings Inc. Call Option	10/16/2015	17.00	445	(33)
Hertz Global Holdings Inc. Call Option	10/16/2015	20.00	309	(2)
Hertz Global Holdings Inc. Call Option	11/20/2015	19.00	523	(24)
Hertz Global Holdings Inc. Call Option	11/20/2015	20.00	522	(16)
Hess Corp. Call Option	10/16/2015	52.50	26	(2)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2015

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value
Options on Securities (continued)
JNL/Westchester Capital Event Driven Fund (continued)
Hewlett-Packard Co. Call Option	10/16/2015	26.00	337	$(16)
Humana Inc. Call Option	10/16/2015	170.00	24	(22)
Humana Inc. Call Option	10/16/2015	175.00	19	(10)
Humana Inc. Call Option	11/20/2015	155.00	2	(5)
Humana Inc. Call Option	11/20/2015	180.00	33	(21)
Humana Inc. Call Option	11/20/2015	190.00	31	(11)
Huntsman Corp. Call Option	11/20/2015	13.00	218	(1)
Huntsman Corp. Call Option	11/20/2015	17.00	584	(3)
Huntsman Corp. Call Option	11/20/2015	18.00	864	(4)
International Paper Co. Call Option	10/16/2015	43.00	131	(1)
Johnson Controls Inc. Call Option	10/16/2015	40.00	571	(112)
Johnson Controls Inc. Call Option	10/16/2015	43.00	358	(11)
Johnson Controls Inc. Call Option	10/16/2015	45.00	329	(1)
Johnson Controls Inc. Call Option	11/20/2015	38.00	44	(18)
Manitowoc Company Inc. Call Option	12/18/2015	16.00	720	(51)
McDonald’s Corp. Call Option	10/16/2015	95.00	266	(109)
McDonald’s Corp. Call Option	12/18/2015	95.00	78	(44)
Microsoft Corp. Call Option	10/16/2015	45.00	155	(8)
Microsoft Corp. Call Option	11/20/2015	44.00	54	(10)
Microsoft Corp. Call Option	12/18/2015	40.00	680	(326)
Microsoft Corp. Call Option	12/18/2015	41.00	68	(26)
Mylan Inc. Call Option	10/16/2015	55.00	275	(1)
Noble Energy Inc. Call Option	11/20/2015	32.50	171	(19)
Northstar Realty Finance Corp. Call Option	12/18/2015	17.00	251	(4)
Occidental Petroleum Corp. Call Option	11/20/2015	75.00	124	(4)
Pacific Exploration and Production Corp. Call Option	11/20/2015	140.00	44	(1)
Pacific Rubiales Energy Co. Call Option	11/20/2015	185.00	50	(4)
Packaging Corp. of America Call Option	10/16/2015	62.50	81	(5)
Pfizer Inc. Call Option	11/20/2015	29.00	135	(35)
Pfizer Inc. Call Option	12/18/2015	30.00	267	(58)
Procter & Gamble Co. Call Option	11/20/2015	70.00	220	(63)
Rock-Tenn Co. Call Option	10/16/2015	65.00	43	—
Sirius XM Holdings. Call Option	11/20/2015	4.00	514	(2)
Sirius XM Holdings. Call Option	12/18/2015	4.00	761	(6)
Solera Holdings Inc. Call Option	10/16/2015	55.00	15	—
Solera Holdings Inc. Call Option	12/18/2015	55.00	57	(4)
SPDR S&P 500 ETF Trust Put Option	10/16/2015	190.00	127	(41)
SPDR S&P 500 ETF Trust Put Option	11/20/2015	180.00	291	(81)
SPX Corp. Call Option	10/16/2015	60.00	117	—
SPX Corp. Call Option	12/18/2015	60.00	358	(21)
T-Mobile US Call Option	11/20/2015	39.00	731	(186)
Telefonica Brasil SA Call Option	11/20/2015	19.50	392	(86)
Telefonica Brasil SA Call Option, JPM	10/16/2015	21.00	63	(4)
Time Warner Cable Inc. Call Option	10/16/2015	175.00	16	(10)
Vivendi SA Call Option, JPM	10/16/2015	21.00	225	(15)
Vivendi SA Call Option, JPM	10/16/2015	23.00	281	(1)
Vivendi SA Call Option, JPM	10/16/2015	22.00	266	(5)
Vivendi SA Call Option, JPM	11/20/2015	19.50	74	(16)
W.R. Grace & Co. Call Option	12/18/2015	100.00	236	(34)
W.R. Grace & Co. Call Option	12/18/2015	97.50	146	(34)
Williams Companies Inc. Call Option	11/20/2015	45.00	1,311	(39)
Williams Companies Inc. Call Option	11/20/2015	47.00	147	(1)
Willliams Partners LP Call Option	10/16/2015	40.00	114	(2)
Willliams Partners LP Call Option	12/18/2015	42.50	386	(16)
Yahoo Inc. Call Option	11/20/2015	23.00	123	(77)
Zoetis Inc. Call Option	10/16/2015	46.00	226	(8)
			25,202	$(2,975)

‡           Reference index represents a custom equity basket of investments whose components are not publically available.  The notional amounts of each component in the index are not material to the Fund.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2015

Summary of Written Options

	Contracts/ Notional Contracts	Premiums
JNL/AB Dynamic Asset Allocation Fund
Options outstanding at December 31, 2014	—	$—
Options written during the period	1,112	84
Options closed during the period	(700)	(17)
Options outstanding at September 30, 2015	412	$67
JNL/BlackRock Global Allocation Fund
Options outstanding at December 31, 2014	157,772,654	$13,439
Options written during the period	1,560,621,251	23,872
Options closed during the period	(1,176,308,855)	(19,177)
Options exercised during the period	(1,285,146)	(3,238)
Options expired during the period	(295,617,688)	(1,552)
Options outstanding at September 30, 2015	245,182,216	$13,344
JNL/Boston Partners Global Long Short Equity Fund
Options outstanding at December 31, 2014	600	$102
Options written during the period	4,418	2,601
Options closed during the period	(563)	(398)
Options exercised during the period	(1,315)	(584)
Options expired during the period	(519)	(194)
Options outstanding at September 30, 2015	2,621	$1,527
JNL/Ivy Asset Strategy Fund
Options outstanding at December 31, 2014	5,852	$2,673
Options written during the period	115,627	18,299
Options closed during the period	(40,669)	(7,030)
Options exercised during the period	(22,564)	(3,139)
Options expired during the period	(50,300)	(7,677)
Options outstanding at September 30, 2015	7,946	$3,126
JNL Multi-Manager Alternative Fund
Options outstanding at inception	—	$—
Options written during the period	11,630,703	2,628
Options closed during the period	(4,212,653)	(1,005)
Options exercised during the period	(76)	(23)
Options expired during the period	(1,671,810)	(1,073)
Options outstanding at September 30, 2015	5,746,164	$527
JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2014	20,563,324	$3,750
Options written during the period	213,809,700	6,556
Options closed during the period	(164,681,907)	(4,977)
Options exercised during the period	(3,410,000)	(14)
Options expired during the period	(49,876,956)	(1,207)
Options outstanding at September 30, 2015	16,404,161	$4,108
JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2014	519,004,988	$8,343
Options written during the period	1,254,744,692	26,359
Options closed during the period	(1,362,431,190)	(22,999)
Options outstanding at September 30, 2015	411,318,490	$11,703
JNL/Westchester Capital Event Driven Fund
Options outstanding at inception	—	$—
Options written during the period	68,738	16,449
Options closed during the period	(35,752)	(8,463)
Options exercised during the period	(3,191)	(928)
Options expired during the period	(4,593)	(563)
Options outstanding at September 30, 2015	25,202	$6,495

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2015

Schedule of Exchange Traded Futures Options

	Expiration Date	Exercise Price		Variation Margin Receivable (Payable)	Purchased/ (Written) Contracts	Unrealized Appreciation/ (Depreciation)
JNL Multi-Manager Alternative Fund
Euro-Bund Call Option	10/23/2015	EUR	156.50	$11	(201)	$(49)
Euro-Bund Call Option	11/20/2015	EUR	165.50	—	618	(1)
Euro-Bund Call Option	11/20/2015	EUR	167.00	—	692	(1)
Euro-Bund Put Option	10/23/2015	EUR	154.00	12	(116)	12
Euro-Bund Put Option	10/23/2015	EUR	154.50	14	(116)	14
				$37	877	$(25)
JNL/PIMCO Total Return Fund
Euro-Bund Call Option	11/20/2015	EUR	163.00	$(1)	54	$—
Euro-Bund Call Option	11/20/2015	EUR	163.50	(1)	54	(1)
				$(2)	108	$(1)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2015

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/AB Dynamic Asset Allocation Fund
ASX SPI 200 Index Future	December 2015	1	$(1)
Australia Commonwealth Treasury Bond Future, 10-Year	December 2015	3	3
Euro STOXX 50 Future	December 2015	75	(65)
Euro-Bund Future	December 2015	5	13
FTSE 100 Index Future	December 2015	8	(5)
German Stock Index Future	December 2015	1	(15)
Hang Seng Index Future	October 2015	1	(3)
Tokyo Price Index Future	December 2015	13	(27)
U.K. Long Gilt Future	December 2015	3	9
U.S. Treasury Note Future, 10-Year	December 2015	15	8
U.S. Treasury Note Future, 5-Year	December 2015	6	1
Ultra Long Term U.S. Treasury Bond Future	December 2015	8	(25)
			$(107)
JNL/AQR Managed Futures Strategy Fund
3-Month Euro Euribor Interest Rate Future	March 2016	198	$17
3-Month Euro Euribor Interest Rate Future	June 2016	212	27
3-Month Euro Euribor Interest Rate Future	September 2016	254	42
3-Month Euro Euribor Interest Rate Future	December 2016	304	51
3-Month Euro Euribor Interest Rate Future	March 2017	361	62
3-Month Euro Euribor Interest Rate Future	June 2017	404	72
3-Month Euro Euribor Interest Rate Future	September 2017	239	37
3-Month Euro Swiss Franc Interest Rate Future	March 2016	4	—
3-Month Euro Swiss Franc Interest Rate Future	June 2016	11	—
3-Month Euro Swiss Franc Interest Rate Future	September 2016	20	3
3-Month Sterling Interest Rate Future	March 2016	341	107
3-Month Sterling Interest Rate Future	June 2016	387	159
3-Month Sterling Interest Rate Future	September 2016	455	202
3-Month Sterling Interest Rate Future	December 2016	421	218
3-Month Sterling Interest Rate Future	March 2017	390	219
3-Month Sterling Interest Rate Future	June 2017	366	217
3-Month Sterling Interest Rate Future	September 2017	355	121
90-Day Eurodollar Future	March 2016	466	52
90-Day Eurodollar Future	June 2016	504	154
90-Day Eurodollar Future	September 2016	431	222
90-Day Eurodollar Future	December 2016	381	277
90-Day Eurodollar Future	March 2017	357	306
90-Day Eurodollar Future	June 2017	338	320
90-Day Eurodollar Future	September 2017	325	206
Amsterdam Exchanges Index Future	October 2015	(12)	25
ASX SPI 200 Index Future	December 2015	(77)	36
Australia Commonwealth Treasury Bond Future, 10-Year	December 2015	218	165
Australia Commonwealth Treasury Bond Future, 3-Year	December 2015	510	75
Australian Dollar Future	December 2015	(175)	8
Brent Crude Oil Future	November 2015	(118)	301
British Pound Future	December 2015	(49)	91
CAC40 10 Euro Future	October 2015	(28)	21
Canadian Bank Acceptance Future	December 2015	49	(8)
Canadian Bank Acceptance Future	March 2016	228	(25)
Canadian Bank Acceptance Future	June 2016	226	(26)
Canadian Dollar Future	December 2015	(137)	55
Canadian Government Bond Future, 10-Year	December 2015	143	(167)
CBT Wheat Future	December 2015	(208)	(246)
Cocoa Future	December 2015	40	(69)
Cocoa Future	December 2015	98	(62)
Coffee ‘C’ Future	December 2015	(104)	394
Copper Future	December 2015	(127)	(241)
Corn Future	December 2015	(108)	(34)
Cotton No. 2 Future	December 2015	(47)	9
Dow Jones Industrial Average E-Mini Index Future	December 2015	(83)	32
Euro FX Currency Future	December 2015	422	(499)
Euro STOXX 50 Future	December 2015	(88)	93
Euro-Bobl Future	December 2015	768	353
Euro-BTP Future	December 2015	254	620
Euro-Bund Future	December 2015	233	413
Euro-Buxl Future	December 2015	39	139
Euro-OAT Future	December 2015	163	319
Euro-Schatz Future	December 2015	401	(1)
FTSE 100 Index Future	December 2015	(85)	(13)
FTSE/JSE Top 40 Index Future	December 2015	(29)	(28)
FTSE/MIB Index Future	December 2015	(5)	7
Gas Oil Future	November 2015	(197)	194
German Stock Index Future	December 2015	(6)	64
Gold 100 Oz. Future	December 2015	(326)	(387)
Hang Seng China Enterprises Index Future	October 2015	(91)	78
Hang Seng Index Future	October 2015	(69)	126
IBEX 35 Index Future	October 2015	(49)	124
Japanese Government Bond Future, 10-Year	December 2015	84	190
Japanese Yen Future	December 2015	127	36
KCBT Wheat Future	December 2015	(97)	24
Lean Hogs Future	December 2015	(8)	(14)
Live Cattle Future	December 2015	(75)	357
LME Aluminum Future	December 2015	(77)	16
LME Copper Future	December 2015	(36)	(77)
LME Nickel Future	December 2015	(42)	(134)
LME Zinc Future	December 2015	(71)	10
Mexican Peso Future	December 2015	(81)	5
mini MSCI Emerging EAFE Index Future	December 2015	(17)	47
mini MSCI Emerging Markets Index Future	December 2015	(111)	67
NASDAQ 100 E-Mini Future	December 2015	(22)	(29)
Natural Gas Future	November 2015	(291)	710
New Zealand Dollar Future	December 2015	(570)	(72)
Nikkei 225 Future	December 2015	(6)	23
NY Harbor ULSD Future	November 2015	(96)	92
OMX Stockholm 30 Index Future	December 2015	(19)	(3)
Palladium Future	December 2015	(37)	(367)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2015

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/AQR Managed Futures Strategy Fund (continued)
Platinum Future	January 2016	(67)	$135
RBOB Gasoline Future	November 2015	(81)	(66)
Russell 2000 Mini Index Future	December 2015	(42)	118
S&P 500 E-Mini Index Future	December 2015	(66)	67
S&P MidCap 400 E-Mini Index Future	December 2015	(19)	77
S&P/Toronto Stock Exchange 60 Index Future	December 2015	(85)	57
SGX CNX Nifty Index Future	October 2015	(99)	(24)
SGX FTSE China A50 Index Future	October 2015	33	(7)
SGX MSCI Singapore Index Future	October 2015	(36)	5
Silver Future	December 2015	(86)	97
Soybean Future	November 2015	(318)	181
Soybean Oil Future	December 2015	(146)	340
Sugar #11 (World Markets) Future	March 2016	(437)	(308)
Tokyo Price Index Future	December 2015	(8)	15
U.K. Long Gilt Future	December 2015	273	295
U.S. Treasury Long Bond Future	December 2015	144	49
U.S. Treasury Note Future, 10-Year	December 2015	441	428
U.S. Treasury Note Future, 2-Year	December 2015	1,215	400
U.S. Treasury Note Future, 5-Year	December 2015	823	529
Ultra Long Term U.S. Treasury Bond Future	December 2015	109	(117)
WTI Crude Oil Future	November 2015	(105)	24
			$8,203
JNL/BlackRock Global Allocation Fund
ASX SPI 200 Index Future	December 2015	4	$(3)
Euro STOXX 50 Future	December 2015	686	(623)
Euro STOXX 600 Future	December 2015	655	(143)
FTSE 100 Index Future	December 2015	77	(155)
mini MSCI Emerging Markets Index Future	December 2015	(400)	155
NASDAQ 100 E-Mini Future	December 2015	42	(102)
Russell 2000 Mini Index Future	December 2015	(235)	1,175
S&P 500 E-Mini Index Future	December 2015	(835)	1,310
Tokyo Price Index Future	December 2015	(26)	120
Yen Denominated Nikkei 225 Future	December 2015	40	55
			$1,789
JNL/Goldman Sachs Core Plus Bond Fund
Australia Commonwealth Treasury Bond Future, 10-Year	December 2015	70	$72
Euro-Bobl Future	December 2015	(38)	(19)
Euro-Bund Future	December 2015	(12)	(38)
U.S. Treasury Long Bond Future	December 2015	(185)	(431)
U.S. Treasury Note Future, 10-Year	December 2015	33	46
U.S. Treasury Note Future, 2-Year	December 2015	418	145
U.S. Treasury Note Future, 5-Year	December 2015	533	406
Ultra Long Term U.S. Treasury Bond Future	December 2015	4	9
			$190
JNL/Goldman Sachs Emerging Markets Debt Fund
Euro-Bobl Future	December 2015	(8)	$(4)
U.S. Treasury Long Bond Future	December 2015	22	(1)
U.S. Treasury Note Future, 10-Year	December 2015	98	2
U.S. Treasury Note Future, 2-Year	December 2015	(12)	(5)
U.S. Treasury Note Future, 5-Year	December 2015	(2)	(2)
Ultra Long Term U.S. Treasury Bond Future	December 2015	(53)	$(109)
			$(119)
JNL/Mellon Capital Emerging Markets Index Fund
Mini MSCI Emerging Markets Index Future	December 2015	439	$(235)

JNL/Mellon Capital S&P 500 Index Fund
S&P 500 E-Mini Index Future	December 2015	1,296	$12

JNL/Mellon Capital S&P 400 MidCap Index Fund
S&P MidCap 400 E-Mini Index Future	December 2015	253	$(939)

JNL/Mellon Capital Small Cap Index Fund
Russell 2000 Mini Index Future	December 2015	416	$(1,213)

JNL/Mellon Capital International Index Fund
ASX SPI 200 Index Future	December 2015	77	$(93)
Euro STOXX 50 Future	December 2015	556	(421)
FTSE 100 Index Future	December 2015	204	(81)
Tokyo Price Index Future	December 2015	110	(288)
			$(883)
JNL Multi-Manager Alternative Fund
90-Day Eurodollar Future	December 2015	(34)	$(1)
90-Day Eurodollar Future	March 2016	(113)	(23)
90-Day Eurodollar Future	June 2016	258	155
90-Day Eurodollar Future	December 2016	(5)	(2)
90-Day Eurodollar Future	March 2017	16	13
Australian Dollar Future	December 2015	30	2
British Pound Future	December 2015	(5)	7
Canadian Dollar Future	December 2015	52	(19)
Euro FX Currency Future	December 2015	(75)	42
Euro-Bobl Future	December 2015	20	8
Euro-BTP Future	December 2015	15	28
Euro-Bund Future	December 2015	(137)	(215)
Japanese Government Bond Future, 10-Year	December 2015	(15)	(28)
Japanese Yen Future	December 2015	(32)	—
Mexican Peso Future	December 2015	21	5
Swiss Franc Currency Future	December 2015	1	—
U.K. Long Gilt Future	December 2015	(10)	(4)
U.S. Treasury Long Bond Future	December 2015	82	56
U.S. Treasury Note Future, 10-Year	December 2015	(118)	(117)
U.S. Treasury Note Future, 5-Year	December 2015	89	44
Ultra Long Term U.S. Treasury Bond Future	December 2015	68	(15)
			$(64)
JNL/Neuberger Berman Strategic Income Fund
3-Month Euro-Yen Future	December 2015	213	$(5)
3-Month New Zealand Bank Bill Future	December 2016	213	2,236
Australian Dollar Future	December 2015	(3)	—
British Pound Future	December 2015	(48)	82
Euro FX Currency Future	December 2015	(287)	68
Euro-Bund Future	December 2015	(16)	(54)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2015

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/Neuberger Berman Strategic Income Fund (continued)
Euro-Buxl Future	December 2015	(87)	$(347)
Euro-OAT Future	December 2015	(79)	(290)
Mexican Peso Future	December 2015	(348)	74
New Zealand Dollar Future	December 2015	(191)	(122)
SGX Japanese Government Bond Future, 10-Year	December 2015	(196)	(100)
South African Rand Future	December 2015	(171)	2
U.S. Treasury Long Bond Future	December 2015	106	292
U.S. Treasury Note Future, 10-Year	December 2015	(866)	(1,202)
U.S. Treasury Note Future, 2-Year	December 2015	(178)	(39)
U.S. Treasury Note Future, 5-Year	December 2015	(128)	(84)
Ultra Long Term U.S. Treasury Bond Future	December 2015	(175)	(246)
			$265
JNL/PIMCO Real Return Fund
90-Day Eurodollar Future	December 2015	(20)	$(7)
90-Day Eurodollar Future	March 2016	(106)	(102)
90-Day Eurodollar Future	December 2016	(65)	(35)
90-Day Eurodollar Future	March 2017	(153)	(239)
Euro-BTP Future	December 2015	15	42
U.S. Treasury Long Bond Future	December 2015	(433)	(1,216)
U.S. Treasury Note Future, 10-Year	December 2015	506	682
U.S. Treasury Note Future, 5-Year	December 2015	476	328
			$(547)
JNL/PIMCO Total Return Bond Fund
3-Month Euro Euribor Interest Rate Future	December 2015	116	$9
3-Month Euro Euribor Interest Rate Future	March 2016	116	14
3-Month Sterling Interest Rate Future	March 2017	(1,913)	(1,372)
3-Month Sterling Interest Rate Future	June 2017	(789)	(633)
90-Day Eurodollar Future	June 2016	(1,855)	(1,939)
90-Day Eurodollar Future	September 2016	(1,801)	(2,341)
90-Day Eurodollar Future	December 2016	(450)	(687)
90-Day Eurodollar Future	March 2017	(614)	(802)
90-Day Eurodollar Future	June 2017	(4,016)	(6,654)
90-Day Eurodollar Future	March 2018	(1,306)	(2,133)
Australia Commonwealth Treasury Bond Future, 10-Year	December 2015	(2)	(1)
Canadian Government Bond Future, 10-Year	December 2015	(139)	162
Euro-Bobl Future	December 2015	267	213
Euro-BTP Future	December 2015	859	2,971
Euro-Bund Future	December 2015	(891)	(2,796)
Euro-Schatz Future	December 2015	538	62
U.K. Long Gilt Future	December 2015	(24)	(33)
U.S. Treasury Long Bond Future	December 2015	(415)	(1,123)
U.S. Treasury Note Future, 10-Year	December 2015	252	302
U.S. Treasury Note Future, 5-Year	December 2015	7,071	6,946
			$(9,835)
JNL/PPM America Floating Rate Income Fund
U.S. Treasury Long Bond Future	December 2015	(4)	$(8)
U.S. Treasury Note Future, 10-Year	December 2015	(71)	(97)
U.S. Treasury Note Future, 5-Year	December 2015	(57)	(40)
			$(145)
JNL/PPM America High Yield Bond Fund
U.S. Treasury Long Bond Future	December 2015	(330)	$(653)
U.S. Treasury Note Future, 10-Year	December 2015	(458)	(655)
U.S. Treasury Note Future, 5-Year	December 2015	(38)	(26)
Ultra Long Term U.S. Treasury Bond Future	December 2015	(74)	(133)
			$(1,467)
JNL/WMC Balanced Fund
U.S. Treasury Note Future, 5-Year	December 2015	(310)	$(272)
Ultra Long Term U.S. Treasury Bond Future	December 2015	59	120
			$(152)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/AB Dynamic Asset Allocation Fund
AUD/USD	12/15/2015	SSB	AUD	153	$107	$(1)
AUD/USD	12/15/2015	JPM	AUD	264	185	(1)
CHF/USD	12/15/2015	SSB	CHF	96	99	—
CHF/USD	12/15/2015	SSB	CHF	460	473	2
EUR/USD	12/15/2015	RBS	EUR	335	375	—
EUR/USD	12/15/2015	SSB	EUR	406	454	(6)
EUR/USD	12/15/2015	SSB	EUR	346	387	—
EUR/USD	12/15/2015	UBS	EUR	331	370	(8)
GBP/USD	12/15/2015	SSB	GBP	107	161	(4)
GBP/USD	12/15/2015	UBS	GBP	504	762	(12)
JPY/USD	12/15/2015	SSB	JPY	24,099	201	4
JPY/USD	12/15/2015	GSC	JPY	178,713	1,492	14
SEK/USD	12/15/2015	SSB	SEK	1,645	197	1
USD/AUD	12/15/2015	MSC	AUD	(264)	(184)	(3)
USD/GBP	12/15/2015	BCL	GBP	(132)	(200)	3
					$4,879	$(11)
JNL/AQR Managed Futures Strategy Fund
AUD/USD	12/16/2015	CSI	AUD	12,089	$8,451	$(154)
BRL/USD	12/16/2015	CSI	BRL	17,400	4,274	(142)
BRL/USD	12/16/2015	CSI	BRL	1,898	466	12
CAD/USD	12/16/2015	CSI	CAD	3,486	2,611	(20)
CHF/USD	12/16/2015	CSI	CHF	1,320	1,358	(19)
CHF/USD	12/16/2015	CSI	CHF	1	1	—
CLP/USD	12/16/2015	CSI	CLP	360,000	513	(8)
CLP/USD	12/16/2015	CSI	CLP	280,317	400	5
COP/USD	12/16/2015	CSI	COP	2,474,396	794	8
CZK/USD	12/16/2015	CSI	CZK	599,971	24,717	(270)
EUR/USD	12/16/2015	CSI	EUR	30,955	34,637	(229)
EUR/USD	12/16/2015	CSI	EUR	10,544	11,798	30
GBP/USD	12/16/2015	CSI	GBP	6,061	9,166	(67)
HUF/USD	12/16/2015	CSI	HUF	1,840,000	6,558	(77)
ILS/USD	12/16/2015	CSI	ILS	8,900	2,271	6
INR/USD	12/16/2015	CSI	INR	317,000	4,764	36
INR/USD	12/16/2015	CSI	INR	153,000	2,299	(2)
JPY/USD	12/16/2015	CSI	JPY	10,292,565	85,911	419
JPY/USD	12/16/2015	CSI	JPY	4,271,737	35,656	(90)
KRW/USD	12/16/2015	CSI	KRW	3,653,860	3,075	(16)
MXN/USD	12/16/2015	CSI	MXN	42,000	2,469	(26)
MYR/USD	12/16/2015	CSI	MYR	500	113	(6)
MYR/USD	12/16/2015	CSI	MYR	3,477	787	14
NOK/USD	12/16/2015	CSI	NOK	133,781	15,695	(155)
NZD/USD	12/16/2015	CSI	NZD	5,191	3,300	(35)
NZD/USD	12/16/2015	CSI	NZD	38,179	24,274	97
PHP/USD	12/16/2015	CSI	PHP	81,000	1,725	(4)
PHP/USD	12/16/2015	CSI	PHP	46,730	995	6
PLN/USD	12/16/2015	CSI	PLN	22,100	5,803	(118)
SEK/USD	12/16/2015	CSI	SEK	155,172	18,573	81
SEK/USD	12/16/2015	CSI	SEK	138,200	16,542	(250)
SGD/USD	12/16/2015	CSI	SGD	600	421	(2)
SGD/USD	12/16/2015	CSI	SGD	11,441	8,019	51
TWD/USD	12/16/2015	CSI	TWD	72,000	2,187	(30)
USD/AUD	12/16/2015	CSI	AUD	(54,339)	(37,986)	452
USD/AUD	12/16/2015	CSI	AUD	(32,199)	(22,507)	(35)
USD/BRL	12/16/2015	CSI	BRL	(23,700)	(5,821)	414
USD/CAD	12/16/2015	CSI	CAD	(70,397)	(52,735)	452
USD/CAD	12/16/2015	CSI	CAD	(15,608)	(11,692)	(55)
USD/CHF	12/16/2015	CSI	CHF	(508)	(523)	5
USD/CHF	12/16/2015	CSI	CHF	(777)	(800)	(1)
USD/CLP	12/16/2015	CSI	CLP	(3,080,000)	(4,393)	10
USD/COP	12/16/2015	CSI	COP	(1,748,107)	(561)	7
USD/COP	12/16/2015	CSI	COP	(451,893)	(145)	(1)
USD/CZK	12/16/2015	CSI	CZK	(212,708)	(8,763)	98
USD/CZK	12/16/2015	CSI	CZK	(49,000)	(2,019)	(6)
USD/EUR	12/16/2015	CSI	EUR	(9,131)	(10,217)	92
USD/EUR	12/16/2015	CSI	EUR	(16,880)	(18,887)	(20)
USD/GBP	12/16/2015	CSI	GBP	(31,824)	(46,818)	615
USD/HUF	12/16/2015	CSI	HUF	(1,144,075)	(4,077)	12
USD/IDR	12/16/2015	CSI	IDR	(89,500,000)	(5,917)	170
USD/IDR	12/16/2015	CSI	IDR	(13,664,638)	(903)	(13)
USD/ILS	12/16/2015	CSI	ILS	(23,600)	(6,023)	(30)
USD/ILS	12/16/2015	CSI	ILS	(2,700)	(689)	—
USD/INR	12/16/2015	CSI	INR	(375,446)	(5,642)	(71)
USD/JPY	12/16/2015	CSI	JPY	(381,082)	(14,159)	(137)
USD/JPY	12/16/2015	CSI	JPY	(4,764,710)	(40,048)	25
USD/KRW	12/16/2015	CSI	KRW	(8,458,126)	(7,119)	31
USD/KRW	12/16/2015	CSI	KRW	(13,175,884)	(11,087)	(94)
USD/MXN	12/16/2015	CSI	MXN	(53,976)	(4,313)	(29)
USD/MXN	12/16/2015	CSI	MXN	(103,000)	(6,055)	13
USD/MYR	12/16/2015	CSI	MYR	(5,400)	(1,222)	76
USD/NOK	12/16/2015	CSI	NOK	(530,946)	(62,292)	1,944
USD/NZD	12/16/2015	CSI	NZD	(24,433)	(15,534)	36
USD/NZD	12/16/2015	CSI	NZD	(22,690)	(14,427)	(72)
USD/PHP	12/16/2015	CSI	PHP	(468,999)	(9,987)	(61)
USD/PLN	12/16/2015	CSI	PLN	(9,990)	(2,623)	20
USD/PLN	12/16/2015	CSI	PLN	(11,510)	(3,022)	(2)
USD/SEK	12/16/2015	CSI	SEK	(510,125)	(61,059)	(449)
USD/SGD	12/16/2015	CSI	SGD	(17,800)	(12,476)	112
USD/SGD	12/16/2015	CSI	SGD	(2,500)	(1,752)	—
USD/TRY	12/16/2015	CSI	TRY	(24,701)	(7,972)	150
USD/TRY	12/16/2015	CSI	TRY	(25,089)	(8,098)	(30)
USD/TWD	12/16/2015	CSI	TWD	(286,000)	(8,691)	96
USD/ZAR	12/17/2015	CSI	ZAR	(113,000)	(8,043)	137
USD/ZAR	12/17/2015	CSI	ZAR	(38,013)	(2,706)	(17)
					$(209,180)	$2,889
JNL/BlackRock Global Allocation Fund
BRL/USD	10/01/2015	BNP	BRL	12,973	$3,272	$51
EUR/USD	10/15/2015	DUB	EUR	5,980	6,683	(160)
EUR/USD	10/16/2015	JPM	EUR	6,938	7,754	93
EUR/USD	10/16/2015	CSI	EUR	10,064	11,248	138
EUR/USD	10/30/2015	CSI	EUR	5,233	5,850	(41)
EUR/USD	11/02/2015	BBH	EUR	1,602	1,791	(16)
GBP/USD	11/02/2015	BBH	GBP	3,814	5,769	(127)
INR/USD	12/18/2015	CSI	INR	424,046	6,369	(109)
TWD/USD	10/02/2015	CSI	TWD	58,573	1,779	15
USD/AUD	10/29/2015	MSC	AUD	(3,004)	(2,105)	2
USD/BRL	10/01/2015	BNP	BRL	(12,973)	(3,272)	367
USD/BRL	10/15/2015	DUB	BRL	(13,122)	(3,295)	365
USD/BRL	10/16/2015	MSC	BRL	(22,200)	(5,572)	568
USD/BRL	10/16/2015	BNP	BRL	(23,978)	(6,018)	618
USD/BRL	10/16/2015	DUB	BRL	(6,543)	(1,642)	167
USD/BRL	11/13/2015	BNP	BRL	(13,136)	(3,264)	(53)
USD/CLP	12/11/2015	GSC	CLP	(2,479,585)	(3,539)	18
USD/CNH	11/27/2015	JPM	CNH	(57,590)	(8,985)	(218)
USD/EUR	10/30/2015	CSI	EUR	(5,233)	(5,850)	17
USD/IDR	10/23/2015	JPM	IDR	(51,549,081)	(3,490)	56
USD/IDR	10/31/2015	CSI	IDR	(48,093,818)	(3,245)	82
USD/IDR	11/18/2015	CSI	IDR	(51,580,100)	(3,446)	129
USD/INR	12/18/2015	CSI	INR	(424,046)	(6,369)	(34)
USD/JPY	10/01/2015	BNP	JPY	(973,453)	(8,114)	(313)
USD/JPY	10/01/2015	JPM	JPY	(1,781,776)	(14,852)	(606)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/BlackRock Global Allocation Fund (continued)
USD/JPY	10/02/2015	CSI	JPY	(959,946)	$(8,002)	$(328)
USD/JPY	10/05/2015	HSB	JPY	(720,000)	(6,002)	(141)
USD/JPY	10/08/2015	MSC	JPY	(776,955)	(6,477)	(205)
USD/JPY	10/09/2015	JPM	JPY	(1,491,248)	(12,432)	(44)
USD/JPY	10/13/2015	JPM	JPY	(1,290,000)	(10,755)	(4)
USD/JPY	10/15/2015	BNP	JPY	(1,049,612)	(8,751)	30
USD/JPY	10/29/2015	BNP	JPY	(822,413)	(6,858)	(53)
USD/JPY	11/05/2015	MSC	JPY	(940,634)	(7,844)	(1)
USD/JPY	11/06/2015	HSB	JPY	(763,622)	(6,368)	(14)
USD/JPY	11/10/2015	BNP	JPY	(1,090,000)	(9,090)	14
USD/JPY	11/13/2015	BNP	JPY	(987,633)	(8,237)	10
USD/JPY	11/16/2015	HSB	JPY	(1,880,000)	(15,680)	(543)
USD/JPY	11/24/2015	BNP	JPY	(2,260,000)	(18,851)	16
USD/JPY	11/30/2015	HSB	JPY	(1,890,000)	(15,766)	(74)
USD/JPY	12/10/2015	CSI	JPY	(1,490,000)	(12,434)	(271)
USD/JPY	12/21/2015	DUB	JPY	(1,890,000)	(15,779)	(115)
USD/JPY	01/13/2016	MSC	JPY	(1,480,000)	(12,365)	(260)
USD/JPY	02/10/2016	DUB	JPY	(1,890,000)	(15,800)	(527)
USD/KRW	10/27/2015	DUB	KRW	(9,466,035)	(7,979)	815
USD/KRW	10/27/2015	CSI	KRW	(7,789,105)	(6,565)	687
USD/KRW	12/11/2015	MSC	KRW	(10,234,865)	(8,615)	(81)
USD/MXN	10/01/2015	JPM	MXN	(71,389)	(4,223)	456
USD/MXN	10/01/2015	DUB	MXN	(73,000)	(4,318)	417
USD/MXN	10/02/2015	BNP	MXN	(52,829)	(3,125)	100
USD/MXN	10/02/2015	DUB	MXN	(54,214)	(3,207)	99
USD/MXN	10/15/2015	DUB	MXN	(113,266)	(6,693)	578
USD/MXN	10/29/2015	CSI	MXN	(73,175)	(4,318)	296
USD/MXN	11/05/2015	CSI	MXN	(108,128)	(6,378)	4
USD/MXN	11/12/2015	DUB	MXN	(174,195)	(10,269)	1,027
USD/MXN	11/12/2015	JPM	MXN	(37,700)	(2,222)	2
USD/MXN	11/27/2015	CSI	MXN	(36,585)	(2,154)	148
USD/MXN	12/10/2015	HSB	MXN	(45,220)	(2,660)	(26)
USD/MXN	12/24/2015	CSI	MXN	(56,571)	(3,324)	1
USD/MXN	01/07/2016	HSB	MXN	(37,690)	(2,212)	(22)
USD/MXN	01/07/2016	MSC	MXN	(57,771)	(3,390)	4
USD/MXN	02/18/2016	BNP	MXN	(56,557)	(3,308)	(2)
USD/MYR	12/03/2015	CSI	MYR	(15,277)	(3,461)	174
USD/SGD	10/09/2015	HSB	SGD	(10,260)	(7,208)	96
USD/SGD	11/06/2015	MSC	SGD	(5,143)	(3,610)	(11)
USD/TWD	10/02/2015	MLP	TWD	(58,573)	(1,779)	74
USD/TWD	11/13/2015	CSI	TWD	(59,003)	(1,792)	(24)
					$(332,844)	$3,311

JNL/Boston Partners Global Long Short Equity Fund
AUD/USD	10/02/2015	BBH	AUD	730	$512	$1
CAD/USD	10/01/2015	BBH	CAD	396	297	1
CAD/USD	10/02/2015	BBH	CAD	16	12	—
HKD/USD	10/02/2015	BBH	HKD	6,006	775	—
JPY/USD	10/02/2015	BBH	JPY	387,686	3,232	(2)
USD/AUD	10/02/2015	WBC	AUD	(227)	(159)	—
USD/EUR	10/01/2015	HSB	EUR	(309)	(346)	2
USD/HKD	10/02/2015	HSB	HKD	(4,263)	(550)	—
USD/JPY	10/02/2015	MLP	JPY	(246,669)	(2,056)	1
					$1,717	$3

JNL/Brookfield Global Infrastructure and MLP Fund
USD/AUD	10/02/2015	JPM	AUD	(1,072)	$(753)	$(4)
USD/HKD	10/02/2015	JPM	HKD	(4,324)	(558)	—
USD/JPY	10/02/2015	JPM	JPY	(153,038)	(1,275)	1
					$(2,586)	$(3)

JNL/Capital Guardian Global Balanced Fund
BRL/USD	10/01/2015	JPM	BRL	201	$51	$2
BRL/USD	10/05/2015	UBS	BRL	200	50	2
BRL/USD	10/13/2015	UBS	BRL	125	31	1
CAD/GBP	10/19/2015	CIT	GBP	(225)	(340)	3
COP/USD	10/19/2015	BOA	COP	1,382,535	446	(17)
DKK/EUR	10/15/2015	JPM	EUR	(2,279)	(2,547)	(1)
EUR/DKK	10/15/2015	JPM	DKK	(17,000)	(2,547)	1
EUR/GBP	10/14/2015	BNY	GBP	(600)	(907)	11
EUR/GBP	10/15/2015	BNY	GBP	(425)	(643)	10
EUR/GBP	10/23/2015	BNY	GBP	(200)	(302)	(1)
EUR/SEK	10/19/2015	CSI	SEK	(1,250)	(149)	—
EUR/USD	10/14/2015	JPM	EUR	1,435	1,604	(16)
EUR/USD	10/15/2015	BNY	EUR	9	11	—
EUR/USD	10/15/2015	BNY	EUR	2,434	2,720	(30)
EUR/USD	10/21/2015	CIT	EUR	404	451	(9)
EUR/USD	10/21/2015	CIT	EUR	8	9	—
EUR/USD	10/27/2015	CIT	EUR	178	199	(1)
GBP/EUR	10/15/2015	BNY	EUR	(585)	(654)	(11)
INR/USD	10/23/2015	JPM	INR	32,700	496	3
JPY/GBP	11/04/2015	JPM	GBP	(200)	(302)	—
JPY/USD	10/13/2015	UBS	JPY	180,154	1,502	(2)
JPY/USD	10/14/2015	JPM	JPY	109,479	912	5
JPY/USD	10/14/2015	UBS	JPY	216,904	1,808	8
JPY/USD	10/15/2015	JPM	JPY	356,212	2,970	(5)
JPY/USD	10/15/2015	CSI	JPY	122,800	1,024	(1)
JPY/USD	10/15/2015	CSI	JPY	289	2	—
JPY/USD	10/15/2015	BNY	JPY	326,264	2,720	(5)
JPY/USD	10/23/2015	BNY	JPY	59,949	500	—
JPY/USD	10/27/2015	BNY	JPY	149,281	1,245	(5)
MXN/USD	10/08/2015	BOA	MXN	7,700	455	(2)
MXN/USD	10/15/2015	BOA	MXN	8,000	473	(8)
MXN/USD	10/21/2015	CIT	MXN	7,544	445	(9)
NOK/USD	10/15/2015	BNY	NOK	1,450	170	(5)
NOK/USD	10/15/2015	CIT	NOK	1,500	176	(5)
USD/AUD	10/08/2015	BOA	AUD	(375)	(263)	—
USD/BRL	10/05/2015	UBS	BRL	(200)	(50)	4
USD/BRL	10/13/2015	UBS	BRL	(125)	(31)	1
USD/COP	10/19/2015	BOA	COP	(1,382,535)	(447)	3
USD/EUR	10/08/2015	UBS	EUR	(250)	(279)	(2)
USD/EUR	10/15/2015	JPM	EUR	—	—	—
USD/EUR	10/15/2015	BNY	EUR	(851)	(951)	(1)
USD/EUR	10/21/2015	CIT	EUR	(412)	(460)	—
USD/EUR	10/23/2015	BNY	EUR	(1,100)	(1,230)	(5)
USD/GBP	10/08/2015	UBS	GBP	(850)	(1,285)	6
USD/GBP	10/13/2015	BOA	GBP	(500)	(756)	12
USD/GBP	10/14/2015	BNY	GBP	(1,230)	(1,861)	38
USD/GBP	10/23/2015	JPM	GBP	(100)	(151)	2
USD/HKD	10/02/2015	CSI	HKD	(44)	(6)	—
USD/INR	10/23/2015	JPM	INR	(32,700)	(496)	(2)
USD/JPY	10/13/2015	UBS	JPY	(360,308)	(3,004)	4
USD/JPY	10/15/2015	CSI	JPY	(45,216)	(377)	(2)
USD/KRW	10/01/2015	JPM	KRW	(5,934)	(5)	—
USD/MXN	10/08/2015	BOA	MXN	(7,700)	(455)	2
USD/MXN	10/15/2015	CIT	MXN	(950)	(56)	—
USD/MXN	10/15/2015	BOA	MXN	(8,000)	(473)	2
USD/MXN	10/21/2015	JPM	MXN	(1,525)	(90)	2
USD/MXN	10/21/2015	CIT	MXN	(7,545)	(446)	4
USD/MXN	10/23/2015	CIT	MXN	(11,700)	(691)	1
USD/MXN	10/27/2015	UBS	MXN	(15,000)	(885)	(21)
USD/MXN	10/27/2015	BOA	MXN	(8,000)	(472)	(10)
USD/MYR	10/28/2015	CSI	MYR	(1,500)	(341)	3

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Capital Guardian Global Balanced Fund (continued)
USD/NOK	10/15/2015	BNY	NOK	(3,300)	$(388)	$12
USD/NOK	10/15/2015	CIT	NOK	(1,500)	(176)	8
USD/PLN	10/14/2015	JPM	PLN	(2,550)	(671)	12
USD/PLN	10/15/2015	JPM	PLN	(1,350)	(355)	2
USD/SEK	10/23/2015	BNY	SEK	(3,800)	(454)	(2)
USD/TRY	10/21/2015	UBS	TRY	(200)	(66)	—
USD/TWD	10/26/2015	BOA	TWD	(31,851)	(967)	(5)
USD/ZAR	10/21/2015	UBS	ZAR	(3,115)	(224)	6
USD/ZAR	10/23/2015	CIT	ZAR	(4,250)	(306)	8
USD/ZAR	10/23/2015	CSI	ZAR	(4,300)	(309)	8
USD/ZAR	10/26/2015	UBS	ZAR	(3,000)	(216)	3
ZAR/USD	10/21/2015	UBS	ZAR	3,115	224	(11)
					$(7,390)	$(5)

JNL/Causeway International Value Select Fund
AUD/USD	10/02/2015	GSC	AUD	34,749	$24,390	$(340)
CHF/USD	10/02/2015	GSC	CHF	11,236	11,529	(67)
CHF/USD	11/27/2015	GSC	CHF	1,997	2,053	4
DKK/USD	10/02/2015	GSC	DKK	13,687	2,050	(39)
EUR/SEK	11/27/2015	BCL	SEK	(32,880)	(3,933)	(55)
EUR/USD	10/02/2015	SSB	EUR	4,007	4,478	(45)
EUR/USD	10/02/2015	MSC	EUR	2,880	3,218	(21)
EUR/USD	10/02/2015	GSC	EUR	30,049	33,577	(433)
EUR/USD	11/27/2015	GSC	EUR	2,497	2,793	22
GBP/USD	10/02/2015	SGB	GBP	18,723	28,323	(839)
GBP/USD	11/27/2015	BNP	GBP	1,302	1,970	(85)
GBP/USD	11/27/2015	GSC	GBP	870	1,316	(35)
HKD/USD	10/02/2015	HSB	HKD	26,349	3,400	—
JPY/USD	10/02/2015	GSC	JPY	907,822	7,567	49
NOK/USD	10/02/2015	RBS	NOK	38,425	4,514	(199)
SEK/USD	10/02/2015	SGB	SEK	85,676	10,236	115
SEK/USD	11/27/2015	GSC	SEK	59,588	7,129	(95)
SGD/USD	10/02/2015	SGB	SGD	7,341	5,159	(65)
USD/AUD	10/02/2015	GSC	AUD	(34,749)	(24,391)	427
USD/CHF	10/02/2015	SSB	CHF	(11,236)	(11,529)	350
USD/CHF	11/27/2015	GSC	CHF	(1,997)	(2,053)	12
USD/DKK	10/02/2015	HSB	DKK	(13,687)	(2,050)	27
USD/EUR	10/02/2015	SCB	EUR	(35,193)	(39,325)	743
USD/EUR	10/02/2015	UBS	EUR	(1,742)	(1,947)	17
USD/EUR	11/27/2015	CSI	EUR	(1,803)	(2,016)	(23)
USD/EUR	11/27/2015	BNP	EUR	(1,549)	(1,733)	56
USD/EUR	11/27/2015	GSC	EUR	(2,613)	(2,922)	38
USD/GBP	10/02/2015	GSC	GBP	(18,723)	(28,323)	749
USD/GBP	11/27/2015	SGB	GBP	(2,173)	(3,286)	113
USD/HKD	10/02/2015	SSB	HKD	(26,349)	(3,400)	—
USD/JPY	10/02/2015	MSC	JPY	(622,370)	(5,188)	12
USD/JPY	10/02/2015	SCB	JPY	(285,452)	(2,379)	(6)
USD/NOK	10/02/2015	MSC	NOK	(38,425)	(4,514)	84
USD/SEK	10/02/2015	GSC	SEK	(85,676)	(10,236)	135
USD/SEK	11/27/2015	GSC	SEK	(13,788)	(1,650)	(30)
USD/SEK	11/27/2015	DUB	SEK	(12,920)	(1,546)	(24)
USD/SGD	10/02/2015	SGB	SGD	(7,342)	(5,159)	78
					$(3,878)	$630

JNL/Franklin Templeton Global Multisector Bond Fund
CLP/USD	10/21/2015	DUB	CLP	1,864,952	$2,674	$(54)
CLP/USD	11/10/2015	CIT	CLP	948,431	1,358	(19)
CLP/USD	11/12/2015	DUB	CLP	1,142,945	1,636	(23)
CLP/USD	11/13/2015	DUB	CLP	571,473	818	(10)
CLP/USD	11/16/2015	JPM	CLP	3,735,884	5,344	(77)
CLP/USD	11/17/2015	MSC	CLP	1,864,952	2,668	(31)
CLP/USD	11/23/2015	DUB	CLP	6,542,795	9,354	(138)
CLP/USD	12/11/2015	DUB	CLP	571,473	816	(10)
CLP/USD	12/17/2015	DUB	CLP	1,888,285	2,693	(26)
EUR/PLN	10/26/2015	DUB	PLN	(97,667)	(25,681)	325
EUR/USD	10/14/2015	BCL	EUR	30,306	33,870	(2,093)
GHS/USD	04/08/2016	BCL	GHS	2,924	688	68
GHS/USD	06/10/2016	BCL	GHS	420	95	15
INR/EUR	10/08/2015	JPM	EUR	(48,275)	(53,947)	(2,208)
INR/USD	10/29/2015	JPM	INR	527,153	7,990	(143)
KRW/EUR	10/14/2015	JPM	EUR	(31,413)	(35,108)	(832)
KRW/EUR	01/19/2016	JPM	EUR	(27,593)	(30,898)	(1,005)
MXN/USD	10/14/2015	DUB	MXN	91,472	5,405	(1,283)
MXN/USD	10/21/2015	DUB	MXN	23,533	1,390	(311)
MXN/USD	10/22/2015	DUB	MXN	21,637	1,278	(284)
MXN/USD	10/22/2015	CIT	MXN	75,652	4,467	(996)
MXN/USD	11/03/2015	CIT	MXN	42,988	2,536	(589)
MXN/USD	11/04/2015	CIT	MXN	138,227	8,153	(916)
MXN/USD	11/30/2015	CIT	MXN	67,415	3,969	(864)
MXN/USD	12/08/2015	DUB	MXN	84,719	4,984	(888)
MXN/USD	12/11/2015	CIT	MXN	68,012	4,001	(480)
MXN/USD	12/15/2015	CIT	MXN	26,697	1,570	(131)
MXN/USD	12/18/2015	CIT	MXN	17,800	1,046	(126)
MXN/USD	01/11/2016	CIT	MXN	25,837	1,516	(94)
MXN/USD	02/03/2016	CIT	MXN	36,822	2,156	(266)
MXN/USD	02/25/2016	CIT	MXN	24,515	1,433	(154)
MXN/USD	03/11/2016	HSB	MXN	37,669	2,199	(169)
MXN/USD	03/11/2016	CIT	MXN	11,983	700	(53)
MXN/USD	03/14/2016	CIT	MXN	5,228	305	(21)
MXN/USD	03/18/2016	CIT	MXN	4,883	285	(22)
MXN/USD	03/23/2016	CIT	MXN	29,534	1,723	(161)
MXN/USD	04/13/2016	CIT	MXN	7,438	433	(47)
MXN/USD	05/20/2016	HSB	MXN	567,024	32,905	(3,762)
MXN/USD	06/06/2016	CIT	MXN	30,581	1,772	(151)
MXN/USD	06/08/2016	CIT	MXN	30,546	1,770	(143)
MXN/USD	06/13/2016	CIT	MXN	31,233	1,809	(160)
MXN/USD	06/22/2016	CIT	MXN	475,341	27,505	(2,855)
MXN/USD	07/08/2016	CIT	MXN	77,765	4,493	(308)
MXN/USD	07/11/2016	CIT	MXN	16,864	974	(62)
MXN/USD	08/05/2016	CIT	MXN	121,986	7,031	(328)
MYR/EUR	10/15/2015	DUB	EUR	(8,535)	(9,539)	(1,865)
MYR/EUR	10/15/2015	HSB	EUR	(23,907)	(26,720)	(3,700)
MYR/EUR	01/14/2016	JPM	EUR	(24,183)	(27,076)	(3,739)
MYR/EUR	01/19/2016	JPM	EUR	(54,574)	(61,110)	(6,993)
MYR/USD	10/01/2015	HSB	MYR	25,332	5,763	(1,810)
MYR/USD	10/26/2015	HSB	MYR	4,831	1,097	(353)
MYR/USD	10/26/2015	JPM	MYR	4,768	1,083	(347)
MYR/USD	01/11/2016	JPM	MYR	6,501	1,470	(290)
PHP/USD	01/29/2016	DUB	PHP	91,840	1,950	(67)
PHP/USD	03/28/2016	JPM	PHP	42,510	900	5
PHP/USD	03/31/2016	DUB	PHP	91,840	1,944	12
PHP/USD	06/27/2016	JPM	PHP	86,220	1,817	(64)
PHP/USD	06/29/2016	JPM	PHP	61,070	1,287	(47)
PHP/USD	06/29/2016	DUB	PHP	286,261	6,032	(206)
PHP/USD	06/30/2016	DUB	PHP	31,167	657	(23)
PHP/USD	07/01/2016	JPM	PHP	30,714	647	(24)
PLN/EUR	10/08/2015	DUB	EUR	(4,872)	(5,444)	5
PLN/EUR	10/26/2015	DUB	EUR	(22,802)	(25,489)	192
PLN/EUR	12/15/2015	DUB	EUR	(8,821)	(9,870)	(33)
SGD/USD	11/27/2015	BCL	SGD	3,552	2,492	(161)
SGD/USD	12/08/2015	CIT	SGD	3,494	2,450	(20)
USD/AUD	11/18/2015	JPM	AUD	(33,873)	(23,715)	3,533

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Franklin Templeton Global Multisector Bond Fund (continued)
USD/AUD	11/19/2015	JPM	AUD	(24,807)	$(17,367)	$2,405
USD/AUD	11/19/2015	CIT	AUD	(7,784)	(5,449)	761
USD/AUD	12/18/2015	CIT	AUD	(322)	(225)	22
USD/AUD	06/20/2016	CIT	AUD	(649)	(450)	44
USD/AUD	06/20/2016	JPM	AUD	(1,630)	(1,130)	107
USD/AUD	06/22/2016	JPM	AUD	(66,486)	(46,084)	4,332
USD/EUR	10/08/2015	DUB	EUR	(522)	(584)	(15)
USD/EUR	10/14/2015	JPM	EUR	(56,653)	(63,316)	9,072
USD/EUR	10/14/2015	BCL	EUR	(30,306)	(33,870)	4,841
USD/EUR	10/15/2015	DUB	EUR	(6,400)	(7,153)	969
USD/EUR	10/16/2015	BCL	EUR	(21,040)	(23,515)	3,321
USD/EUR	10/27/2015	BCL	EUR	(14,200)	(15,873)	2,160
USD/EUR	10/30/2015	DUB	EUR	(3,421)	(3,824)	544
USD/EUR	11/05/2015	DUB	EUR	(1,710)	(1,912)	233
USD/EUR	11/06/2015	DUB	EUR	(7,361)	(8,230)	1,013
USD/EUR	11/10/2015	DUB	EUR	(27,752)	(31,029)	3,632
USD/EUR	11/12/2015	DUB	EUR	(305)	(341)	39
USD/EUR	11/16/2015	DUB	EUR	(8,488)	(9,492)	1,133
USD/EUR	11/19/2015	DUB	EUR	(7,358)	(8,228)	995
USD/EUR	11/23/2015	GSC	EUR	(5,730)	(6,408)	24
USD/EUR	12/15/2015	BOA	EUR	(4,198)	(4,697)	523
USD/EUR	12/15/2015	CIT	EUR	(3,384)	(3,786)	422
USD/EUR	12/17/2015	DUB	EUR	(45,855)	(51,308)	5,947
USD/EUR	01/14/2016	DUB	EUR	(75)	(84)	(2)
USD/EUR	01/15/2016	JPM	EUR	(17,144)	(19,196)	1,081
USD/EUR	01/19/2016	JPM	EUR	(17,069)	(19,113)	1,056
USD/EUR	01/19/2016	BCL	EUR	(17,144)	(19,197)	1,092
USD/EUR	01/20/2016	DUB	EUR	(372)	(417)	20
USD/EUR	01/20/2016	CIT	EUR	(401)	(450)	18
USD/EUR	01/20/2016	DUB	EUR	(3,080)	(3,449)	(89)
USD/EUR	01/22/2016	DUB	EUR	(553)	(619)	(17)
USD/EUR	01/25/2016	JPM	EUR	(17,230)	(19,296)	874
USD/EUR	01/27/2016	DUB	EUR	(2,660)	(2,980)	(46)
USD/EUR	01/27/2016	GSC	EUR	(2,562)	(2,869)	(52)
USD/EUR	02/08/2016	BCL	EUR	(393)	(440)	(9)
USD/EUR	02/16/2016	DUB	EUR	(23,265)	(26,067)	31
USD/EUR	02/22/2016	DUB	EUR	(421)	(472)	(2)
USD/EUR	02/22/2016	DUB	EUR	(545)	(611)	8
USD/EUR	02/23/2016	DUB	EUR	(9,220)	(10,332)	230
USD/EUR	02/24/2016	DUB	EUR	(307)	(344)	8
USD/EUR	02/25/2016	DUB	EUR	(3,249)	(3,641)	63
USD/EUR	02/26/2016	BCL	EUR	(14,476)	(16,224)	296
USD/EUR	02/26/2016	DUB	EUR	(1,977)	(2,215)	34
USD/EUR	02/29/2016	DUB	EUR	(65)	(73)	1
USD/EUR	03/02/2016	DUB	EUR	(12,268)	(13,750)	77
USD/EUR	03/09/2016	BCL	EUR	(534)	(599)	(4)
USD/EUR	03/10/2016	CIT	EUR	(3,541)	(3,970)	(84)
USD/EUR	03/16/2016	BCL	EUR	(448)	(502)	(23)
USD/EUR	03/16/2016	JPM	EUR	(11,173)	(12,527)	(562)
USD/EUR	03/16/2016	CIT	EUR	(317)	(355)	(16)
USD/EUR	03/23/2016	BCL	EUR	(281)	(316)	(13)
USD/EUR	03/24/2016	GSC	EUR	(27,572)	(30,918)	(109)
USD/EUR	03/29/2016	BOA	EUR	(17,822)	(19,987)	(304)
USD/EUR	03/29/2016	DUB	EUR	(54,425)	(61,036)	(1,047)
USD/EUR	03/29/2016	CIT	EUR	(643)	(721)	5
USD/EUR	03/30/2016	BOA	EUR	(5,005)	(5,614)	(64)
USD/EUR	03/31/2016	DUB	EUR	(164)	(184)	(4)
USD/EUR	03/31/2016	CIT	EUR	(8,981)	(10,073)	17
USD/EUR	04/01/2016	BCL	EUR	(820)	(919)	(24)
USD/EUR	04/08/2016	CIT	EUR	(2,250)	(2,525)	(27)
USD/EUR	04/13/2016	DUB	EUR	(818)	(918)	(32)
USD/EUR	04/18/2016	HSB	EUR	(874)	(981)	(49)
USD/EUR	04/22/2016	DUB	EUR	(12,922)	(14,501)	(512)
USD/EUR	04/22/2016	BCL	EUR	(807)	(905)	(32)
USD/EUR	04/29/2016	BCL	EUR	(2,434)	(2,732)	(72)
USD/EUR	04/29/2016	SCB	EUR	(786)	(882)	(17)
USD/EUR	05/05/2016	BCL	EUR	(393)	(442)	1
USD/EUR	05/09/2016	DUB	EUR	(201)	(225)	—
USD/EUR	06/06/2016	BCL	EUR	(1,689)	(1,898)	(19)
USD/EUR	06/06/2016	DUB	EUR	(5,087)	(5,716)	(14)
USD/EUR	06/20/2016	DUB	EUR	(4,750)	(5,339)	38
USD/EUR	06/22/2016	BCL	EUR	(862)	(969)	21
USD/EUR	07/01/2016	DUB	EUR	(1,985)	(2,232)	(4)
USD/EUR	07/25/2016	DUB	EUR	(96)	(108)	(2)
USD/EUR	07/29/2016	JPM	EUR	(786)	(884)	(8)
USD/EUR	08/05/2016	HSB	EUR	(786)	(885)	(17)
USD/EUR	08/05/2016	CIT	EUR	(786)	(885)	(15)
USD/EUR	08/11/2016	DUB	EUR	(664)	(747)	(14)
USD/EUR	08/31/2016	HSB	EUR	(123)	(138)	1
USD/EUR	08/31/2016	DUB	EUR	(5,780)	(6,510)	28
USD/EUR	09/06/2016	DUB	EUR	(1,980)	(2,230)	13
USD/EUR	09/28/2016	BCL	EUR	(6,705)	(7,557)	49
USD/EUR	09/29/2016	JPM	EUR	(14,142)	(15,940)	32
USD/JPY	10/07/2015	JPM	JPY	(3,263,600)	(27,206)	2,922
USD/JPY	10/09/2015	HSB	JPY	(1,623,100)	(13,531)	1,533
USD/JPY	10/13/2015	DUB	JPY	(810,500)	(6,757)	775
USD/JPY	10/13/2015	BCL	JPY	(821,800)	(6,852)	781
USD/JPY	10/19/2015	JPM	JPY	(372,560)	(3,106)	419
USD/JPY	10/20/2015	JPM	JPY	(703,680)	(5,867)	789
USD/JPY	10/22/2015	BCL	JPY	(312,130)	(2,603)	331
USD/JPY	11/12/2015	BCL	JPY	(1,983,808)	(16,545)	115
USD/JPY	11/12/2015	GSC	JPY	(6,664,272)	(55,580)	58
USD/JPY	11/12/2015	CIT	JPY	(1,455,357)	(12,138)	595
USD/JPY	11/12/2015	JPM	JPY	(611,520)	(5,100)	273
USD/JPY	11/16/2015	DUB	JPY	(769,159)	(6,415)	291
USD/JPY	11/18/2015	BOA	JPY	(65,995)	(550)	6
USD/JPY	12/09/2015	HSB	JPY	(568,300)	(4,742)	(203)
USD/JPY	12/21/2015	HSB	JPY	(810,570)	(6,767)	164
USD/JPY	12/21/2015	DUB	JPY	(809,330)	(6,757)	171
USD/JPY	12/22/2015	CIT	JPY	(601,130)	(5,019)	72
USD/JPY	12/22/2015	BCL	JPY	(385,340)	(3,217)	42
USD/JPY	01/08/2016	GSC	JPY	(234,818)	(1,962)	21
USD/JPY	01/15/2016	BCL	JPY	(869,480)	(7,265)	136
USD/JPY	01/15/2016	JPM	JPY	(565,220)	(4,722)	70
USD/JPY	01/20/2016	JPM	JPY	(372,560)	(3,113)	93
USD/JPY	01/22/2016	DUB	JPY	(410,300)	(3,429)	(108)
USD/JPY	01/27/2016	JPM	JPY	(249,900)	(2,089)	(68)
USD/JPY	02/08/2016	SCB	JPY	(926,730)	(7,747)	196
USD/JPY	02/08/2016	JPM	JPY	(926,500)	(7,745)	197
USD/JPY	02/09/2016	BCL	JPY	(926,850)	(7,748)	196
USD/JPY	02/09/2016	JPM	JPY	(928,860)	(7,765)	194
USD/JPY	02/12/2016	JPM	JPY	(589,145)	(4,925)	76
USD/JPY	02/12/2016	HSB	JPY	(589,460)	(4,928)	76
USD/JPY	02/12/2016	CIT	JPY	(389,960)	(3,260)	(123)
USD/JPY	02/16/2016	JPM	JPY	(391,010)	(3,269)	31
USD/JPY	02/16/2016	CIT	JPY	(780,830)	(6,528)	39
USD/JPY	02/17/2016	GSC	JPY	(391,640)	(3,275)	46
USD/JPY	02/17/2016	JPM	JPY	(391,200)	(3,271)	41
USD/JPY	02/25/2016	BCL	JPY	(195,560)	(1,635)	22
USD/JPY	02/26/2016	BCL	JPY	(2,019,878)	(16,891)	126
USD/JPY	02/29/2016	DUB	JPY	(130,803)	(1,094)	13
USD/JPY	03/09/2016	BCL	JPY	(474,193)	(3,967)	9

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Franklin Templeton Global Multisector Bond Fund (continued)
USD/JPY	03/22/2016	CIT	JPY	(816,260)	$(6,830)	$(43)
USD/JPY	03/24/2016	DUB	JPY	(405,843)	(3,396)	(16)
USD/JPY	03/25/2016	GSC	JPY	(3,676,462)	(30,763)	(120)
USD/JPY	03/25/2016	HSB	JPY	(3,680,691)	(30,799)	(115)
USD/JPY	03/28/2016	BCL	JPY	(414,600)	(3,470)	31
USD/JPY	04/18/2016	BCL	JPY	(455,770)	(3,816)	33
USD/JPY	04/21/2016	JPM	JPY	(601,320)	(5,035)	64
USD/JPY	05/18/2016	CIT	JPY	(65,897)	(552)	5
USD/JPY	05/19/2016	BOA	JPY	(65,796)	(551)	2
USD/JPY	05/19/2016	BCL	JPY	(65,975)	(553)	2
USD/JPY	05/19/2016	HSB	JPY	(66,028)	(553)	4
USD/JPY	06/03/2016	DUB	JPY	(1,693,272)	(14,197)	(464)
USD/JPY	06/03/2016	JPM	JPY	(725,016)	(6,079)	(185)
USD/JPY	06/08/2016	CIT	JPY	(379,500)	(3,182)	(102)
USD/JPY	06/10/2016	HSB	JPY	(646,940)	(5,426)	(207)
USD/JPY	06/10/2016	CIT	JPY	(819,710)	(6,874)	(268)
USD/JPY	06/10/2016	BCL	JPY	(607,460)	(5,094)	(202)
USD/JPY	06/13/2016	DUB	JPY	(214,200)	(1,797)	(57)
USD/JPY	06/13/2016	JPM	JPY	(599,390)	(5,027)	(165)
USD/JPY	06/16/2016	JPM	JPY	(252,800)	(2,120)	(60)
USD/JPY	06/22/2016	DUB	JPY	(810,730)	(6,802)	(167)
USD/JPY	07/25/2016	JPM	JPY	(718,000)	(6,029)	(193)
USD/JPY	07/25/2016	CIT	JPY	(465,783)	(3,911)	(125)
USD/JPY	08/08/2016	CIT	JPY	(725,210)	(6,092)	(195)
USD/JPY	08/31/2016	JPM	JPY	(861,218)	(7,240)	(33)
USD/JPY	09/20/2016	BCL	JPY	(906,703)	(7,627)	(22)
USD/JPY	09/26/2016	JPM	JPY	(2,239,778)	(18,843)	97
USD/MXN	10/14/2015	DUB	MXN	(91,472)	(5,405)	171
USD/MXN	10/21/2015	DUB	MXN	(23,533)	(1,390)	44
USD/MXN	10/22/2015	CIT	MXN	(75,652)	(4,467)	139
USD/MXN	10/22/2015	DUB	MXN	(21,637)	(1,278)	40
USD/MXN	11/03/2015	CIT	MXN	(42,988)	(2,536)	79
USD/MXN	11/04/2015	CIT	MXN	(138,227)	(8,154)	254
USD/MXN	11/30/2015	CIT	MXN	(67,415)	(3,969)	123
USD/MXN	12/08/2015	DUB	MXN	(84,719)	(4,984)	157
USD/MXN	12/11/2015	CIT	MXN	(68,013)	(4,000)	124
USD/MXN	12/15/2015	CIT	MXN	(26,697)	(1,570)	49
USD/MXN	12/18/2015	CIT	MXN	(17,800)	(1,046)	32
USD/MXN	01/11/2016	CIT	MXN	(25,837)	(1,516)	47
USD/MXN	02/03/2016	CIT	MXN	(36,822)	(2,156)	67
USD/MXN	02/25/2016	CIT	MXN	(24,515)	(1,433)	44
USD/MXN	03/11/2016	CIT	MXN	(11,983)	(700)	22
USD/MXN	03/11/2016	HSB	MXN	(37,669)	(2,199)	70
USD/MXN	03/14/2016	CIT	MXN	(5,228)	(305)	9
USD/MXN	03/18/2016	CIT	MXN	(4,883)	(285)	9
USD/MXN	03/23/2016	CIT	MXN	(29,534)	(1,723)	53
USD/MXN	04/13/2016	CIT	MXN	(7,438)	(433)	13
USD/MXN	05/20/2016	HSB	MXN	(567,024)	(32,905)	1,057
USD/MYR	10/01/2015	HSB	MYR	(25,332)	(5,763)	1,205
USD/MYR	10/26/2015	HSB	MYR	(4,831)	(1,097)	229
USD/MYR	10/26/2015	JPM	MYR	(4,768)	(1,083)	226
USD/MYR	01/11/2016	JPM	MYR	(6,501)	(1,469)	305
†† USD/UYU	11/12/2015	CIT	UYU	(19,900)	(673)	1
†† USD/UYU	11/20/2015	CIT	UYU	(19,800)	(668)	2
†† USD/UYU	12/01/2015	CIT	UYU	(29,650)	(996)	1
†† USD/UYU	03/09/2016	CIT	UYU	(13,180)	(424)	(6)
†† UYU/USD	11/12/2015	CIT	UYU	19,900	673	(89)
†† UYU/USD	11/20/2015	CIT	UYU	19,800	668	(87)
†† UYU/USD	12/01/2015	CIT	UYU	29,650	996	(157)
†† UYU/USD	03/09/2016	CIT	UYU	13,180	424	(54)
					$(1,417,080)	$18,528

JNL/Franklin Templeton Mutual Shares Fund
EUR/USD	11/18/2015	BOA	EUR	3,778	$4,224	$41
EUR/USD	11/18/2015	SSB	EUR	2,892	3,234	32
EUR/USD	11/18/2015	DUB	EUR	1,336	1,494	12
EUR/USD	11/18/2015	HSB	EUR	1,207	1,349	10
EUR/USD	11/18/2015	CSI	EUR	2,083	2,328	18
EUR/USD	11/18/2015	BCL	EUR	334	374	3
EUR/USD	11/18/2015	CSI	EUR	2,205	2,464	(31)
EUR/USD	11/18/2015	BOA	EUR	1,729	1,929	(31)
EUR/USD	11/18/2015	BCL	EUR	333	371	(3)
EUR/USD	11/18/2015	DUB	EUR	1,426	1,593	(32)
EUR/USD	11/18/2015	HSB	EUR	1,394	1,558	(28)
EUR/USD	11/18/2015	SSB	EUR	1,246	1,393	(30)
GBP/USD	02/19/2016	SSB	GBP	1,179	1,782	(64)
GBP/USD	02/19/2016	CSI	GBP	1,897	2,869	(107)
GBP/USD	02/19/2016	BCL	GBP	384	581	(21)
GBP/USD	02/19/2016	HSB	GBP	830	1,255	(53)
GBP/USD	02/19/2016	BOA	GBP	1,097	1,657	(12)
GBP/USD	02/19/2016	DUB	GBP	271	410	(5)
KRW/USD	11/12/2015	CSI	KRW	174,538	147	(1)
KRW/USD	11/12/2015	HSB	KRW	192,019	162	(1)
KRW/USD	11/12/2015	HSB	KRW	603,912	509	3
KRW/USD	11/12/2015	BOA	KRW	373,889	315	1
KRW/USD	11/12/2015	CSI	KRW	191,779	162	1
USD/EUR	11/18/2015	HSB	EUR	(6,571)	(7,347)	130
USD/EUR	11/18/2015	DUB	EUR	(7,596)	(8,493)	128
USD/EUR	11/18/2015	BOA	EUR	(11,353)	(12,695)	238
USD/EUR	11/18/2015	CSI	EUR	(379)	(423)	4
USD/EUR	11/18/2015	SSB	EUR	(763)	(854)	7
USD/EUR	11/18/2015	SSB	EUR	(1,217)	(1,360)	(7)
USD/EUR	11/18/2015	DUB	EUR	(1,145)	(1,280)	(22)
USD/EUR	11/18/2015	HSB	EUR	(456)	(509)	(3)
USD/EUR	11/18/2015	CSI	EUR	(403)	(451)	(11)
USD/EUR	01/20/2016	BOA	EUR	(262)	(292)	(6)
USD/EUR	01/20/2016	DUB	EUR	(157)	(175)	(3)
USD/EUR	01/20/2016	BCL	EUR	(61)	(68)	(2)
USD/EUR	01/20/2016	CSI	EUR	(14,994)	(16,789)	(368)
USD/EUR	01/20/2016	HSB	EUR	(14,866)	(16,646)	(369)
USD/EUR	01/20/2016	SSB	EUR	(52)	(59)	(2)
USD/EUR	01/20/2016	SSB	EUR	(110)	(122)	2
USD/EUR	01/20/2016	DUB	EUR	(40)	(44)	—
USD/EUR	01/20/2016	HSB	EUR	(134)	(150)	1
USD/EUR	01/20/2016	CSI	EUR	(13)	(15)	—
USD/EUR	01/20/2016	BOA	EUR	(7)	(7)	—
USD/GBP	02/19/2016	CSI	GBP	(25,934)	(39,212)	1,194
USD/GBP	02/19/2016	DUB	GBP	(24,006)	(36,296)	1,105
USD/KRW	11/12/2015	HSB	KRW	(3,921,603)	(3,303)	42
USD/KRW	11/12/2015	CSI	KRW	(2,513,770)	(2,118)	37
USD/KRW	11/12/2015	BOA	KRW	(1,939,518)	(1,634)	31
USD/KRW	11/12/2015	BOA	KRW	(268,411)	(226)	(3)
USD/KRW	02/12/2016	CSI	KRW	(401,285)	(338)	4
USD/KRW	02/12/2016	HSB	KRW	(4,128,392)	(3,471)	39
USD/KRW	02/12/2016	BOA	KRW	(1,066,100)	(896)	7
					$(123,113)	$1,875

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Core Plus Bond Fund
AUD/USD	12/16/2015	WBC	AUD	2,155	$1,506	$(38)
AUD/USD	12/16/2015	SSB	AUD	1,092	763	(14)
BRL/USD	10/02/2015	MSC	BRL	2,896	731	(46)
BRL/USD	10/02/2015	UBS	BRL	2,930	739	(38)
BRL/USD	10/02/2015	RBC	BRL	3,038	766	(10)
BRL/USD	10/02/2015	MSC	BRL	13,899	3,506	30
BRL/USD	10/02/2015	HSB	BRL	6,357	1,603	(13)
BRL/USD	10/02/2015	BCL	BRL	3,211	810	29
BRL/USD	10/02/2015	DUB	BRL	13,027	3,286	30
BRL/USD	11/04/2015	UBS	BRL	11,341	2,827	110
CAD/EUR	12/16/2015	BOA	EUR	(3,646)	(4,080)	1
CAD/EUR	12/16/2015	SSB	EUR	(2,398)	(2,683)	(20)
CAD/USD	11/12/2015	JPM	CAD	3,526	2,642	(18)
CAD/USD	12/16/2015	JPM	CAD	3,044	2,280	(52)
CAD/USD	12/16/2015	RBC	CAD	3,076	2,304	(28)
CAD/USD	12/16/2015	WBC	CAD	1,023	767	(11)
CLP/USD	10/13/2015	CIT	CLP	994,377	1,427	(16)
CLP/USD	10/13/2015	RBS	CLP	536,287	770	(8)
CLP/USD	10/22/2015	BOA	CLP	428,568	615	(8)
CLP/USD	10/26/2015	RBS	CLP	1,378,649	1,976	4
CNH/USD	12/16/2015	JPM	CNH	10,103	1,573	14
CNH/USD	12/16/2015	SCB	CNH	10,119	1,575	14
COP/USD	10/02/2015	SCB	COP	2,161,702	700	32
COP/USD	10/05/2015	RBS	COP	3,010,814	975	19
COP/USD	10/26/2015	CIT	COP	3,823,932	1,235	(9)
COP/USD	10/29/2015	CSI	COP	2,432,213	785	7
EUR/GBP	12/16/2015	UBS	GBP	(1,011)	(1,528)	34
EUR/GBP	12/16/2015	RBS	GBP	(513)	(776)	7
EUR/HUF	12/16/2015	UBS	HUF	(218,224)	(778)	1
EUR/PLN	12/16/2015	BNP	PLN	(2,941)	(772)	3
EUR/USD	11/06/2015	CIT	EUR	1,139	1,273	—
EUR/USD	12/16/2015	SSB	EUR	898	1,005	(13)
EUR/USD	12/16/2015	BOA	EUR	683	764	(15)
EUR/USD	12/16/2015	JPM	EUR	1,369	1,532	(26)
EUR/USD	12/16/2015	MSC	EUR	1,393	1,559	(5)
EUR/USD	12/16/2015	UBS	EUR	699	782	—
EUR/USD	12/16/2015	CIT	EUR	694	776	(5)
GBP/EUR	12/16/2015	RBS	EUR	(1,391)	(1,556)	(9)
GBP/EUR	12/16/2015	CSI	EUR	(1,386)	(1,551)	2
GBP/EUR	12/16/2015	WBC	EUR	(700)	(783)	(4)
GBP/USD	10/08/2015	CIT	GBP	2,567	3,883	(150)
GBP/USD	12/16/2015	BCL	GBP	210	318	(6)
GBP/USD	12/16/2015	CIT	GBP	942	1,424	(30)
GBP/USD	12/16/2015	BNP	GBP	306	463	(16)
HUF/USD	12/16/2015	JPM	HUF	283,002	1,009	2
HUF/USD	12/16/2015	DUB	HUF	290,103	1,034	5
HUF/USD	12/16/2015	CIT	HUF	281,333	1,003	(2)
HUF/USD	12/16/2015	RBS	HUF	281,438	1,003	(1)
ILS/USD	10/02/2015	DUB	ILS	3,073	783	3
ILS/USD	12/16/2015	DUB	ILS	3,073	784	2
INR/USD	10/19/2015	UBS	INR	56,571	859	12
INR/USD	10/19/2015	BCL	INR	49,888	758	1
INR/USD	11/03/2015	JPM	INR	50,546	765	1
JPY/USD	10/29/2015	UBS	JPY	182,157	1,519	—
JPY/USD	12/16/2015	JPM	JPY	187,279	1,563	5
JPY/USD	12/16/2015	CIT	JPY	187,353	1,564	6
KRW/USD	10/02/2015	JPM	KRW	1,859,390	1,569	9
MXN/USD	12/16/2015	JPM	MXN	13,171	774	(1)
MXN/USD	12/16/2015	RBC	MXN	49,567	2,914	(8)
MXN/USD	12/16/2015	UBS	MXN	50,890	2,992	(27)
MXN/USD	12/16/2015	DUB	MXN	49,759	2,925	(21)
MXN/USD	12/16/2015	BOA	MXN	49,457	2,908	(21)
MXN/USD	12/16/2015	RBS	MXN	51,996	3,057	(53)
MXN/USD	12/16/2015	MSC	MXN	12,788	752	(21)
NZD/USD	10/15/2015	SSB	NZD	1,586	1,013	(19)
NZD/USD	12/16/2015	WBC	NZD	1,238	787	15
NZD/USD	12/16/2015	SCB	NZD	2,416	1,536	(11)
PHP/USD	10/19/2015	HSB	PHP	34,690	741	6
PLN/EUR	12/16/2015	BOA	EUR	(695)	(778)	(6)
PLN/USD	12/16/2015	BOA	PLN	2,626	689	(5)
PLN/USD	12/16/2015	BNP	PLN	2,632	691	(7)
RUB/USD	10/21/2015	HSB	RUB	95,620	1,455	17
RUB/USD	10/21/2015	JPM	RUB	80,827	1,230	10
SEK/EUR	12/16/2015	SSB	EUR	(496)	(555)	3
SEK/EUR	12/16/2015	JPM	EUR	(951)	(1,064)	7
TRY/USD	12/16/2015	RBS	TRY	2,424	782	2
TRY/USD	12/16/2015	HSB	TRY	2,388	771	(7)
TRY/USD	12/16/2015	HSB	TRY	2,423	782	1
TWD/USD	10/02/2015	DUB	TWD	51,029	1,550	5
TWD/USD	10/05/2015	JPM	TWD	50,610	1,537	(19)
TWD/USD	10/19/2015	SCB	TWD	42,568	1,293	(16)
USD/AED	08/11/2016	CIT	AED	(21,542)	(5,852)	(7)
USD/AUD	12/16/2015	BOA	AUD	(2,233)	(1,561)	(10)
USD/BRL	10/02/2015	RBC	BRL	(14,292)	(3,605)	757
USD/BRL	10/02/2015	UBS	BRL	(7,579)	(1,911)	46
USD/BRL	10/02/2015	MSC	BRL	(6,055)	(1,527)	31
USD/BRL	10/02/2015	HSB	BRL	(2,983)	(753)	22
USD/BRL	10/02/2015	HSB	BRL	(3,108)	(784)	(5)
USD/BRL	10/02/2015	UBS	BRL	(11,341)	(2,861)	(111)
USD/BRL	11/04/2015	DUB	BRL	(11,048)	(2,754)	(23)
USD/CAD	11/12/2015	JPM	CAD	(3,969)	(2,974)	21
USD/CAD	12/16/2015	CSI	CAD	(4,629)	(3,468)	28
USD/CAD	12/16/2015	JPM	CAD	(4,455)	(3,338)	32
USD/CAD	12/16/2015	UBS	CAD	(2,498)	(1,871)	12
USD/CNH	12/16/2015	WBC	CNH	(24,143)	(3,758)	(53)
USD/CNH	12/16/2015	UBS	CNH	(15,581)	(2,426)	(38)
USD/CNH	12/16/2015	CIT	CNH	(15,053)	(2,343)	(16)
USD/CNH	12/16/2015	SCB	CNH	(5,038)	(784)	(4)
USD/CNH	12/16/2015	SCB	CNH	(9,716)	(1,513)	5
USD/CNH	09/01/2016	SCB	CNH	(5,196)	(794)	(14)
USD/CNH	09/01/2016	BCL	CNH	(16,667)	(2,546)	(44)
USD/CNH	09/01/2016	CIT	CNH	(5,128)	(783)	1
USD/CNH	09/01/2016	DUB	CNH	(20,645)	(3,154)	(44)
USD/CNH	09/01/2016	WBC	CNH	(10,215)	(1,561)	(5)
USD/CNH	09/01/2016	HSB	CNH	(15,397)	(2,352)	(18)
USD/CNH	09/01/2016	JPM	CNH	(10,230)	(1,563)	(7)
USD/COP	10/05/2015	RBS	COP	(807,282)	(261)	—
USD/EUR	11/06/2015	CIT	EUR	(22,715)	(25,395)	161
USD/EUR	12/16/2015	WBC	EUR	(8,801)	(9,848)	94
USD/EUR	12/16/2015	CIT	EUR	(691)	(773)	8
USD/GBP	10/08/2015	CIT	GBP	(3,841)	(5,810)	224
USD/GBP	12/16/2015	BNP	GBP	(517)	(781)	17
USD/ILS	10/02/2015	DUB	ILS	(3,073)	(783)	(2)
USD/ILS	12/16/2015	RBS	ILS	(8,678)	(2,214)	(2)
USD/ILS	12/16/2015	DUB	ILS	(8,377)	(2,138)	26
USD/ILS	12/16/2015	HSB	ILS	(8,508)	(2,171)	13
USD/INR	10/19/2015	DUB	INR	(59,936)	(910)	(5)
USD/INR	10/19/2015	BCL	INR	(51,807)	(787)	(7)
USD/INR	11/03/2015	DUB	INR	(50,446)	(764)	(5)
USD/JPY	10/29/2015	UBS	JPY	(179,970)	(1,501)	—
USD/JPY	12/16/2015	SSB	JPY	(371,647)	(3,103)	13
USD/KRW	10/02/2015	UBS	KRW	(920,201)	(776)	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
USD/KRW	10/02/2015	JPM	KRW	(939,189)	$(792)	$1
USD/KRW	10/05/2015	SCB	KRW	(912,781)	(770)	7
USD/KRW	10/05/2015	CIT	KRW	(537,846)	(454)	1
USD/KRW	10/21/2015	UBS	KRW	(905,762)	(764)	12
USD/KRW	10/23/2015	SCB	KRW	(919,906)	(775)	6
USD/KRW	11/02/2015	JPM	KRW	(1,859,390)	(1,567)	(9)
USD/KRW	11/09/2015	WBC	KRW	(1,791,167)	(1,509)	(6)
USD/MXN	10/01/2015	BOA	MXN	(18,368)	(1,087)	70
USD/MXN	10/01/2015	RBC	MXN	(9,798)	(580)	52
USD/MXN	10/01/2015	JPM	MXN	(17,114)	(1,012)	87
USD/MXN	10/26/2015	CIT	MXN	(41,013)	(2,421)	12
USD/MXN	12/16/2015	RBC	MXN	(13,555)	(797)	(17)
USD/NZD	12/16/2015	WBC	NZD	(6,568)	(4,176)	(61)
USD/RUB	10/21/2015	CSI	RUB	(104,534)	(1,590)	(30)
USD/SEK	10/06/2015	CIT	SEK	(13,076)	(1,562)	(23)
USD/SGD	12/16/2015	SCB	SGD	(2,259)	(1,583)	(5)
USD/SGD	12/16/2015	CIT	SGD	(2,243)	(1,572)	8
USD/SGD	12/16/2015	DUB	SGD	(1,087)	(762)	14
USD/SGD	12/16/2015	DUB	SGD	(1,117)	(783)	(4)
USD/TRY	12/16/2015	BCL	TRY	(2,363)	(763)	12
USD/TRY	12/16/2015	RBS	TRY	(4,772)	(1,540)	10
USD/TRY	12/16/2015	MSC	TRY	(4,427)	(1,429)	(16)
USD/TRY	12/16/2015	JPM	TRY	(2,427)	(783)	(4)
USD/TRY	12/16/2015	HSB	TRY	(2,446)	(789)	(10)
USD/TRY	12/16/2015	RBS	TRY	(2,441)	(788)	(9)
USD/TWD	10/02/2015	DUB	TWD	(25,237)	(766)	11
USD/TWD	10/02/2015	BCL	TWD	(25,792)	(783)	9
USD/TWD	10/05/2015	HSB	TWD	(25,145)	(764)	13
USD/TWD	10/05/2015	WBC	TWD	(46,430)	(1,410)	7
USD/TWD	10/05/2015	BNP	TWD	(24,367)	(740)	8
USD/TWD	10/19/2015	HSB	TWD	(14,535)	(441)	7
USD/TWD	10/26/2015	BCL	TWD	(24,550)	(746)	8
USD/TWD	10/29/2015	SCB	TWD	(25,986)	(789)	(9)
USD/TWD	11/30/2015	BNP	TWD	(45,325)	(1,377)	(7)
USD/TWD	11/30/2015	DUB	TWD	(51,029)	(1,550)	(10)
USD/ZAR	12/17/2015	CIT	ZAR	(10,959)	(780)	(2)
ZAR/USD	12/17/2015	BCL	ZAR	10,993	782	7
ZAR/USD	12/17/2015	SCB	ZAR	10,429	742	(36)
ZAR/USD	12/17/2015	BCL	ZAR	10,717	763	(15)
ZAR/USD	12/17/2015	HSB	ZAR	10,873	774	(6)
					$(74,156)	$771

JNL/Goldman Sachs Emerging Markets Debt Fund
BRL/USD	10/02/2015	HSB	BRL	16,118	$4,066	$(120)
BRL/USD	10/02/2015	MSC	BRL	4,913	1,239	(79)
BRL/USD	10/02/2015	UBS	BRL	4,947	1,248	(64)
BRL/USD	10/02/2015	RBC	BRL	5,168	1,304	(16)
BRL/USD	10/02/2015	MSC	BRL	23,289	5,874	51
BRL/USD	10/02/2015	BCL	BRL	5,325	1,343	48
BRL/USD	10/02/2015	JPM	BRL	1,591	401	4
BRL/USD	11/04/2015	RBS	BRL	16,482	4,109	82
BRL/USD	11/04/2015	UBS	BRL	4,559	1,137	44
CLP/USD	10/13/2015	CIT	CLP	1,518,107	2,179	(25)
CLP/USD	10/13/2015	RBS	CLP	1,785,326	2,562	(28)
CLP/USD	10/22/2015	BOA	CLP	766,433	1,099	(14)
CLP/USD	10/26/2015	RBS	CLP	2,331,540	3,342	7
CNH/USD	12/16/2015	JPM	CNH	17,354	2,701	24
CNH/USD	12/16/2015	SCB	CNH	16,661	2,594	24
CNH/USD	12/16/2015	SCB	CNH	37,199	5,791	(4)
COP/USD	10/02/2015	SCB	COP	3,937,896	1,275	58
COP/USD	10/05/2015	RBS	COP	5,313,780	1,720	33
COP/USD	10/26/2015	CGM	COP	6,467,486	2,089	(15)
COP/USD	10/29/2015	CSI	COP	4,254,768	1,374	12
EUR/HUF	12/16/2015	UBS	HUF	(359,003)	(1,279)	2
EUR/PLN	12/16/2015	BNP	PLN	(4,841)	(1,271)	5
EUR/USD	12/16/2015	SCB	EUR	3,542	3,963	(20)
HUF/USD	12/16/2015	JPM	HUF	1,979,405	7,054	16
HUF/USD	12/16/2015	DUB	HUF	2,029,071	7,231	32
HUF/USD	12/16/2015	CIT	HUF	1,967,727	7,013	(11)
HUF/USD	12/16/2015	RBS	HUF	1,968,465	7,015	(9)
IDR/USD	10/30/2015	BNP	IDR	19,004,320	1,283	(29)
ILS/USD	10/02/2015	DUB	ILS	5,023	1,280	5
ILS/USD	12/16/2015	RBS	ILS	7,426	1,895	5
ILS/USD	12/16/2015	DUB	ILS	5,023	1,282	4
INR/USD	10/19/2015	UBS	INR	95,581	1,452	20
INR/USD	10/19/2015	BCL	INR	88,309	1,341	2
INR/USD	11/03/2015	JPM	INR	88,422	1,339	2
KRW/USD	10/02/2015	JPM	KRW	3,154,023	2,661	15
KRW/USD	11/02/2015	RBS	KRW	2,288,442	1,928	21
MXN/USD	10/26/2015	SSB	MXN	2,656	157	(1)
MXN/USD	10/26/2015	RBC	MXN	5,707	337	3
MXN/USD	12/16/2015	JPM	MXN	22,280	1,310	(1)
MXN/USD	12/16/2015	RBC	MXN	22,407	1,317	(4)
MXN/USD	12/16/2015	DUB	MXN	41,125	2,417	(15)
MXN/USD	12/16/2015	UBS	MXN	23,005	1,353	(12)
MXN/USD	12/16/2015	BOA	MXN	22,358	1,314	(10)
MXN/USD	12/16/2015	RBS	MXN	90,856	5,341	(95)
MXN/USD	12/16/2015	MSC	MXN	21,713	1,277	(36)
MXN/USD	12/16/2015	HSB	MXN	12,157	715	5
MYR/USD	10/05/2015	HSB	MYR	22,741	5,172	(90)
MYR/USD	10/09/2015	HSB	MYR	14,414	3,277	(107)
MYR/USD	10/23/2015	DUB	MYR	51,981	11,808	(1,667)
MYR/USD	10/30/2015	WBC	MYR	29,553	6,710	(984)
MYR/USD	10/30/2015	DUB	MYR	6,020	1,367	(31)
MYR/USD	10/30/2015	JPM	MYR	8,247	1,872	(6)
MYR/USD	11/30/2015	MSC	MYR	3,173	719	(3)
NGN/USD	10/06/2015	SCB	NGN	229,337	1,150	78
NGN/USD	11/19/2015	SCB	NGN	447,840	2,212	95
PEN/USD	10/23/2015	HSB	PEN	1,149	353	(3)
PHP/USD	10/19/2015	HSB	PHP	52,081	1,113	9
PHP/USD	10/30/2015	BCL	PHP	91,256	1,949	(53)
PLN/EUR	12/16/2015	BOA	EUR	(1,157)	(1,295)	(9)
PLN/USD	12/16/2015	BOA	PLN	29,349	7,706	(61)
PLN/USD	12/16/2015	BNP	PLN	29,424	7,726	(75)
PLN/USD	12/16/2015	MSC	PLN	1,102	289	(4)
RON/USD	12/16/2015	DUB	RON	26,003	6,567	(85)
RUB/USD	10/21/2015	JPM	RUB	84,205	1,281	6
RUB/USD	10/23/2015	HSB	RUB	95,142	1,446	(175)
SGD/USD	12/16/2015	RBS	SGD	2,244	1,573	6
THB/USD	11/20/2015	DUB	THB	370,985	10,203	(40)
TRY/USD	12/16/2015	RBS	TRY	4,009	1,294	4
TRY/USD	12/16/2015	HSB	TRY	4,055	1,309	(12)
TRY/USD	12/16/2015	HSB	TRY	4,018	1,297	2
TWD/USD	10/02/2015	DUB	TWD	86,559	2,629	8
TWD/USD	10/05/2015	JPM	TWD	84,241	2,558	(32)
TWD/USD	10/19/2015	SCB	TWD	71,256	2,164	(27)
TWD/USD	11/30/2015	RBS	TWD	52,200	1,586	19
USD/AED	08/11/2016	BNP	AED	(37,248)	(10,118)	6
USD/AED	08/15/2016	BNP	AED	(26,601)	(7,226)	2
USD/AED	08/15/2016	BNP	AED	(17,360)	(4,716)	—
USD/BRL	10/02/2015	SCB	BRL	(16,880)	(4,257)	951
USD/BRL	10/02/2015	RBC	BRL	(8,557)	(2,159)	218

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
USD/BRL	10/02/2015	UBS	BRL	(10,329)	$(2,606)	$55
USD/BRL	10/02/2015	MSC	BRL	(10,112)	(2,551)	51
USD/BRL	10/02/2015	HSB	BRL	(5,031)	(1,269)	38
USD/BRL	10/02/2015	HSB	BRL	(5,880)	(1,483)	(9)
USD/BRL	10/02/2015	UBS	BRL	(4,559)	(1,150)	(45)
USD/BRL	11/04/2015	JPM	BRL	(1,591)	(397)	(3)
USD/BRL	11/04/2015	RBS	BRL	(22,766)	(5,675)	(161)
USD/CLP	10/13/2015	RBS	CLP	(892,663)	(1,281)	14
USD/CNH	12/16/2015	WBC	CNH	(42,481)	(6,613)	(94)
USD/CNH	12/16/2015	CIT	CNH	(26,661)	(4,150)	(28)
USD/CNH	12/16/2015	SCB	CNH	(8,235)	(1,282)	(7)
USD/CNH	12/16/2015	SCB	CNH	(13,633)	(2,122)	8
USD/CNH	09/01/2016	CGM	CNH	(8,545)	(1,305)	1
USD/CNH	09/01/2016	DUB	CNH	(29,926)	(4,572)	(73)
USD/CNH	09/01/2016	WBC	CNH	(17,003)	(2,598)	(8)
USD/CNH	09/01/2016	HSB	CNH	(25,629)	(3,915)	(30)
USD/CNH	09/01/2016	JPM	CNH	(17,029)	(2,602)	(12)
USD/CNY	12/16/2015	UBS	CNY	(27,595)	(4,315)	(87)
USD/CNY	09/01/2016	SCB	CNY	(8,660)	(1,338)	(38)
USD/CNY	09/01/2016	BCL	CNY	(29,519)	(4,562)	(129)
USD/COP	10/05/2015	RBS	COP	(1,360,746)	(441)	—
USD/COP	10/06/2015	CSI	COP	(928,068)	(300)	141
USD/COP	10/06/2015	DUB	COP	(697,235)	(226)	106
USD/COP	10/23/2015	CSI	COP	(16,057,103)	(5,187)	686
USD/COP	10/23/2015	DUB	COP	(677,246)	(219)	16
USD/COP	10/23/2015	CSI	COP	(13,279,905)	(4,290)	(41)
USD/CZK	12/16/2015	BNP	CZK	(73,809)	(3,041)	51
USD/EUR	11/06/2015	CGM	EUR	(1,233)	(1,379)	9
USD/EUR	12/16/2015	WBC	EUR	(18,453)	(20,647)	195
USD/GBP	10/08/2015	CGM	GBP	(214)	(324)	13
USD/HKD	10/15/2015	BCL	HKD	(5,792)	(747)	—
USD/HUF	12/16/2015	HSB	HUF	(1,173,741)	(4,183)	6
USD/IDR	10/30/2015	DUB	IDR	(15,419,048)	(1,041)	71
USD/ILS	10/02/2015	DUB	ILS	(5,023)	(1,280)	(4)
USD/ILS	12/02/2015	DUB	ILS	(5,650)	(1,441)	(3)
USD/ILS	12/16/2015	RBS	ILS	(15,453)	(3,943)	(4)
USD/ILS	12/16/2015	DUB	ILS	(14,917)	(3,807)	46
USD/ILS	12/16/2015	HSB	ILS	(15,152)	(3,866)	22
USD/INR	10/19/2015	DUB	INR	(99,473)	(1,511)	(9)
USD/INR	10/19/2015	BCL	INR	(85,216)	(1,294)	(11)
USD/INR	11/03/2015	DUB	INR	(80,886)	(1,225)	(8)
USD/KRW	10/02/2015	JPM	KRW	(1,593,116)	(1,344)	1
USD/KRW	10/02/2015	UBS	KRW	(1,560,907)	(1,317)	1
USD/KRW	10/05/2015	SCB	KRW	(1,548,321)	(1,306)	12
USD/KRW	10/05/2015	CGM	KRW	(1,092,528)	(922)	2
USD/KRW	10/21/2015	UBS	KRW	(1,232,583)	(1,039)	17
USD/KRW	10/23/2015	SCB	KRW	(1,564,193)	(1,319)	9
USD/KRW	11/02/2015	JPM	KRW	(3,154,023)	(2,658)	(15)
USD/KRW	11/09/2015	WBC	KRW	(3,791,708)	(3,195)	(12)
USD/MXN	10/01/2015	RBC	MXN	(7,897)	(467)	43
USD/MXN	10/01/2015	BOA	MXN	(9,369)	(554)	35
USD/MXN	10/26/2015	CIT	MXN	(33,540)	(1,980)	10
USD/MXN	11/12/2015	SSB	MXN	(32,087)	(1,892)	89
USD/MXN	11/12/2015	BOA	MXN	(32,087)	(1,892)	84
USD/MXN	12/16/2015	RBS	MXN	(22,268)	(1,309)	(26)
USD/MXN	12/16/2015	RBC	MXN	(22,297)	(1,311)	(28)
USD/MXN	12/16/2015	SCB	MXN	(183,239)	(10,773)	(94)
USD/MYR	10/30/2015	HSB	MYR	(21,187)	(4,810)	(69)
USD/PEN	10/02/2015	SCM	PEN	(2,981)	(922)	(2)
USD/PHP	10/30/2015	HSB	PHP	(33,692)	(719)	—
USD/PHP	10/30/2015	DUB	PHP	(23,169)	(495)	(1)
USD/PLN	12/16/2015	HSB	PLN	(25,435)	(6,678)	32
USD/RON	12/16/2015	HSB	RON	(7,040)	(1,778)	5
USD/RUB	10/21/2015	JPM	RUB	(112,715)	(1,715)	(21)
USD/RUB	10/21/2015	CSI	RUB	(171,946)	(2,616)	(50)
USD/RUB	10/21/2015	MLP	RUB	(46,032)	(700)	(9)
USD/SGD	12/16/2015	SCB	SGD	(4,883)	(3,422)	(11)
USD/SGD	12/16/2015	CIT	SGD	(4,848)	(3,398)	17
USD/SGD	12/16/2015	DUB	SGD	(1,375)	(964)	17
USD/SGD	12/16/2015	DUB	SGD	(1,849)	(1,296)	(7)
USD/TRY	12/16/2015	BCL	TRY	(3,997)	(1,290)	21
USD/TRY	12/16/2015	RBS	TRY	(8,072)	(2,605)	17
USD/TRY	12/16/2015	MSC	TRY	(12,178)	(3,931)	(44)
USD/TRY	12/16/2015	HSB	TRY	(4,094)	(1,322)	(18)
USD/TRY	12/16/2015	JPM	TRY	(4,063)	(1,311)	(7)
USD/TRY	12/16/2015	RBS	TRY	(4,039)	(1,304)	(15)
USD/TRY	12/16/2015	SCB	TRY	(15,119)	(4,880)	(29)
USD/TWD	10/02/2015	DUB	TWD	(42,809)	(1,300)	18
USD/TWD	10/02/2015	BCL	TWD	(43,750)	(1,329)	15
USD/TWD	10/05/2015	HSB	TWD	(42,653)	(1,295)	23
USD/TWD	10/05/2015	WBC	TWD	(72,966)	(2,216)	12
USD/TWD	10/05/2015	BNP	TWD	(43,906)	(1,333)	15
USD/TWD	10/19/2015	HSB	TWD	(34,960)	(1,062)	18
USD/TWD	10/26/2015	BCL	TWD	(44,060)	(1,338)	14
USD/TWD	10/29/2015	SCB	TWD	(42,744)	(1,298)	(15)
USD/TWD	11/30/2015	BNP	TWD	(91,056)	(2,766)	(14)
USD/TWD	11/30/2015	DUB	TWD	(86,559)	(2,630)	(17)
USD/ZAR	12/17/2015	MSC	ZAR	(7,628)	(543)	—
USD/ZAR	12/17/2015	CGM	ZAR	(18,242)	(1,298)	(3)
USD/ZAR	12/17/2015	SCB	ZAR	(90,381)	(6,433)	(53)
ZAR/USD	12/17/2015	JPM	ZAR	100,113	7,125	63
ZAR/USD	12/17/2015	DUB	ZAR	24,634	1,753	(65)
ZAR/USD	12/17/2015	SCB	ZAR	17,708	1,260	(61)
ZAR/USD	12/17/2015	BCL	ZAR	18,114	1,289	(26)
ZAR/USD	12/17/2015	HSB	ZAR	14,721	1,048	(8)
ZAR/USD	12/17/2015	MSC	ZAR	59,884	4,262	30
					$(38,985)	$(1,519)

JNL/Harris Oakmark Global Equity Fund
USD/CHF	03/16/2016	SSB	CHF	(2,412)	$(2,492)	$12

JNL/Invesco Global Real Estate Fund
CAD/USD	10/01/2015	GSC	CAD	317	$237	$1
CAD/USD	10/02/2015	GSC	CAD	203	152	1
EUR/USD	10/01/2015	GSC	EUR	548	612	(3)
EUR/USD	10/02/2015	GSC	EUR	545	608	(5)
HKD/USD	10/02/2015	JPM	HKD	1,438	186	—
					$1,795	$(6)

JNL/Invesco International Growth Fund
AUD/USD	10/02/2015	CSI	AUD	1,281	$899	$1
HKD/USD	10/02/2015	JPM	HKD	10,763	1,388	—
JPY/USD	10/02/2015	GSC	JPY	355,928	2,967	(1)
USD/AUD	10/01/2015	DUB	AUD	(2,687)	(1,886)	(9)
USD/JPY	10/01/2015	JPM	JPY	(319,133)	(2,660)	2
					$708	$(7)

JNL/Invesco Mid Cap Value Fund
GBP/USD	10/02/2015	SSB	GBP	2,562	$3,876	$(8)
GBP/USD	10/02/2015	BNY	GBP	2,188	3,311	(6)
USD/GBP	10/02/2015	SSB	GBP	(2,375)	(3,593)	102

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Invesco Mid Cap Value Fund (continued)
USD/GBP	10/02/2015	BNY	GBP	(2,375)	$(3,593)	$102
USD/GBP	11/06/2015	SSB	GBP	(2,248)	(3,401)	7
USD/GBP	11/06/2015	BNY	GBP	(2,248)	(3,401)	6
					$(6,801)	$203

JNL/Ivy Asset Strategy Fund
EUR/USD	10/15/2015	DUB	EUR	2,500	$2,794	$17
EUR/USD	10/15/2015	DUB	EUR	3,426	3,829	(36)
JPY/USD	10/15/2015	DUB	JPY	152,447	1,271	(3)
USD/EUR	10/15/2015	DUB	EUR	(1,747,447)	(56,845)	(196)
					$(48,951)	$(218)

JNL/Lazard Emerging Markets Fund
HKD/USD	10/02/2015	SSB	HKD	624	$80	$—
USD/BRL	10/01/2015	SSB	BRL	(18,233)	(4,600)	(115)
USD/HKD	10/02/2015	SSB	HKD	(63,681)	(8,217)	—
USD/MXN	10/01/2015	SSB	MXN	(20,432)	(1,208)	(13)
USD/ZAR	10/01/2015	SSB	ZAR	(872)	(63)	—
USD/ZAR	10/02/2015	SSB	ZAR	(20,891)	(1,507)	(5)
USD/ZAR	10/05/2015	SSB	ZAR	(46,462)	(3,351)	(60)
USD/ZAR	10/06/2015	SSB	ZAR	(51,666)	(3,725)	(29)
					$(22,591)	$(222)

JNL/Mellon Capital International Index Fund
AUD/USD	12/16/2015	HSB	AUD	1,548	$1,082	$(4)
AUD/USD	12/16/2015	SCB	AUD	1,904	1,330	(13)
AUD/USD	12/16/2015	JPM	AUD	4,645	3,247	(15)
AUD/USD	12/16/2015	RBC	AUD	255	178	(6)
AUD/USD	12/16/2015	SCB	AUD	250	175	1
AUD/USD	12/16/2015	RBC	AUD	178	125	—
AUD/USD	12/16/2015	BCL	AUD	902	631	2
EUR/USD	12/16/2015	SCB	EUR	1,797	2,011	4
EUR/USD	12/16/2015	GSC	EUR	6,333	7,086	(4)
EUR/USD	12/16/2015	DUB	EUR	2,714	3,037	(3)
EUR/USD	12/16/2015	SCB	EUR	2,732	3,057	(33)
EUR/USD	12/16/2015	RBC	EUR	292	327	(7)
EUR/USD	12/16/2015	BCL	EUR	1,505	1,684	(1)
EUR/USD	12/16/2015	BCL	EUR	1,136	1,271	2
GBP/USD	12/16/2015	SCB	GBP	3,943	5,962	(82)
GBP/USD	12/16/2015	HSB	GBP	2,095	3,168	(50)
GBP/USD	12/16/2015	BOA	GBP	369	558	(9)
GBP/USD	12/16/2015	BCL	GBP	5,377	8,131	(133)
JPY/USD	12/16/2015	BNP	JPY	975,245	8,140	22
JPY/USD	12/16/2015	SCB	JPY	186,855	1,560	11
JPY/USD	12/16/2015	SCB	JPY	87,620	731	(1)
JPY/USD	12/16/2015	RBC	JPY	243,200	2,030	4
JPY/USD	12/16/2015	RBC	JPY	72,575	606	(3)
USD/AUD	12/16/2015	RBC	AUD	(149)	(104)	—
USD/AUD	12/16/2015	BCL	AUD	(1,000)	(699)	(2)
USD/EUR	12/16/2015	GSC	EUR	(1,365)	(1,527)	5
USD/GBP	12/16/2015	CSI	GBP	(463)	(701)	21
USD/GBP	12/16/2015	SCB	GBP	(950)	(1,436)	2
USD/JPY	12/16/2015	BCL	JPY	(173,160)	(1,445)	—
					$50,215	$(292)

JNL Multi-Manager Alternative Fund
AUD/USD	11/18/2015	SSB	AUD	289	$202	$(9)
AUD/USD	11/18/2015	SSB	AUD	2,101	1,471	5
BRL/USD	10/16/2015	CIT	BRL	2,224	558	(113)
BRL/USD	10/16/2015	BCL	BRL	100	25	(1)
BRL/USD	10/16/2015	CIT	BRL	5,339	1,339	9
CAD/USD	10/16/2015	CIT	CAD	850	637	(19)
CAD/USD	11/18/2015	SSB	CAD	1,076	806	(12)
CHF/USD	11/18/2015	SSB	CHF	848	872	—
CHF/USD	11/18/2015	SSB	CHF	1,607	1,652	1
CNY/USD	10/16/2015	BOA	CNY	3,687	579	(10)
COP/USD	10/16/2015	CIT	COP	1,980,430	640	(1)
COP/USD	10/16/2015	CIT	COP	2,114,810	684	7
DKK/USD	10/29/2015	CSI	DKK	824	124	(1)
DKK/USD	11/18/2015	SSB	DKK	1,687	253	—
EUR/USD	11/18/2015	SSB	EUR	6,957	7,781	(121)
EUR/USD	11/18/2015	SSB	EUR	175	196	—
GBP/USD	11/18/2015	SSB	GBP	1,396	2,111	(36)
HKD/USD	11/18/2015	SSB	HKD	13,618	1,757	—
ILS/USD	11/18/2015	SSB	ILS	2,769	706	(1)
INR/USD	10/16/2015	CIT	INR	232,437	3,531	(85)
INR/USD	10/16/2015	BCL	INR	38,022	578	(14)
JPY/USD	10/01/2015	SSB	JPY	4,459	37	—
JPY/USD	10/16/2015	BCL	JPY	63,747	532	17
JPY/USD	11/18/2015	SSB	JPY	248,290	2,071	43
KRW/USD	10/16/2015	BOA	KRW	790,280	666	—
KRW/USD	12/11/2015	CIT	KRW	389,805	328	1
MXN/USD	10/16/2015	BOA	MXN	9,068	536	(37)
MXN/USD	10/16/2015	CIT	MXN	15,198	898	(31)
MXN/USD	10/16/2015	BCL	MXN	17,866	1,056	(5)
MYR/USD	10/16/2015	BOA	MYR	2,112	480	(73)
MYR/USD	10/16/2015	CIT	MYR	1,740	395	(13)
MYR/USD	10/29/2015	BOA	MYR	1,298	295	(42)
NOK/USD	11/13/2015	CIT	NOK	4,212	494	(20)
NOK/USD	11/18/2015	SSB	NOK	6,515	765	(19)
PLN/USD	10/16/2015	BOA	PLN	676	178	2
RUB/USD	10/16/2015	BOA	RUB	92,558	1,410	(156)
SEK/USD	11/18/2015	SSB	SEK	16,517	1,976	45
SGD/USD	11/18/2015	SSB	SGD	1,036	727	(9)
THB/USD	11/18/2015	SSB	THB	790	22	—
TRY/USD	10/16/2015	CIT	TRY	3,476	1,144	(122)
USD/AUD	11/18/2015	SSB	AUD	(5,041)	(3,530)	157
USD/CAD	11/18/2015	SSB	CAD	(2,490)	(1,865)	49
USD/CHF	11/18/2015	SSB	CHF	(1,707)	(1,754)	4
USD/CHF	11/18/2015	SSB	CHF	(241)	(248)	—
USD/CNY	10/16/2015	BOA	CNY	(14,416)	(2,265)	(30)
USD/COP	10/16/2015	CIT	COP	(10,586,749)	(3,423)	171
USD/EUR	10/16/2015	CIT	EUR	(4,769)	(5,330)	(69)
USD/EUR	10/16/2015	BCL	EUR	(583)	(652)	4
USD/EUR	10/29/2015	CSI	EUR	(11,014)	(8,993)	105
USD/EUR	11/18/2015	SSB	EUR	(17,462)	(19,526)	4
USD/EUR	11/18/2015	SSB	EUR	(1,988)	(2,223)	(8)
USD/EUR	11/18/2015	JPM	EUR	(7,000)	(837)	11
USD/GBP	10/29/2015	CSI	GBP	(3,500)	(5,294)	92
USD/GBP	11/18/2015	SSB	GBP	(6,732)	(10,181)	251
USD/GBP	11/18/2015	JPM	GBP	(6,726)	(804)	(7)
USD/HKD	11/18/2015	SSB	HKD	(25,046)	(3,232)	(3)
USD/ILS	11/18/2015	SSB	ILS	(4,705)	(1,199)	36
USD/INR	10/16/2015	CIT	INR	(41,052)	(624)	10
USD/INR	10/16/2015	BOA	INR	(86,796)	(1,319)	5
USD/JPY	11/18/2015	SSB	JPY	(487,862)	(4,069)	(85)
USD/KRW	10/16/2015	BOA	KRW	(1,578,796)	(1,331)	(7)
USD/MXN	10/16/2015	CIT	MXN	(49,284)	(2,911)	114
USD/MXN	10/16/2015	BCL	MXN	(6,944)	(410)	30
USD/MXN	10/16/2015	BOA	MXN	(6,726)	(398)	13
USD/MXN	10/16/2015	BOA	MXN	(5,399)	(319)	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL Multi-Manager Alternative Fund (continued)
USD/MXN	10/19/2015	BOA	MXN	(5,232)	$(309)	$21
USD/MXN	10/26/2015	CIT	MXN	(6,041)	(357)	17
USD/MYR	10/16/2015	BOA	MYR	(5,313)	(1,207)	116
USD/NOK	11/18/2015	SSB	NOK	(2,890)	(339)	15
USD/NOK	11/18/2015	SSB	NOK	(721)	(85)	—
USD/NZD	10/16/2015	CIT	NZD	(963)	(615)	9
USD/PEN	10/16/2015	CIT	PEN	(1,425)	(439)	2
USD/PLN	10/16/2015	CIT	PLN	(1,536,190)	(1,321)	33
USD/RUB	10/16/2015	BOA	RUB	(15,696)	(239)	(11)
USD/SEK	11/18/2015	SSB	SEK	(5,175)	(619)	(7)
USD/SGD	11/18/2015	SSB	SGD	(1,036)	(727)	9
USD/THB	11/18/2015	SSB	THB	(33,447)	(920)	16
USD/TRY	10/16/2015	CIT	TRY	(3,476)	(1,144)	86
USD/ZAR	10/06/2015	JPM	ZAR	(2,456)	(177)	(2)
USD/ZAR	11/18/2015	SSB	ZAR	(39,681)	(2,840)	222
ZAR/USD	11/18/2015	SSB	ZAR	30,551	2,186	(121)
					$(51,377)	$432

JNL/Oppenheimer Emerging Markets Innovator Fund
HKD/USD	10/02/2015	DUB	HKD	669	$86	$—
MXN/USD	10/02/2015	BOA	MXN	6,604	391	3
					$477	$3

JNL/PIMCO Real Return Fund
BRL/USD	10/02/2015	JPM	BRL	84,556	$21,328	$(2,159)
BRL/USD	10/02/2015	BOA	BRL	28,989	7,312	(536)
BRL/USD	11/04/2015	DUB	BRL	74,519	18,577	164
EUR/USD	10/02/2015	UBS	EUR	11,854	13,246	(116)
EUR/USD	10/02/2015	JPM	EUR	3,920	4,380	(37)
EUR/USD	10/02/2015	UBS	EUR	1,125	1,257	1
EUR/USD	10/02/2015	BNP	EUR	15,117	16,893	(203)
EUR/USD	10/02/2015	BOA	EUR	6,655	7,436	(96)
EUR/USD	10/02/2015	MSC	EUR	164,026	183,284	(283)
EUR/USD	10/05/2015	CIT	EUR	43,666	48,795	(137)
EUR/USD	11/03/2015	BNP	EUR	3,846	4,300	(12)
GBP/USD	10/02/2015	MSC	GBP	49,333	74,628	(154)
GBP/USD	11/12/2015	JPM	GBP	5,740	8,681	(163)
GBP/USD	11/12/2015	UBS	GBP	2,428	3,672	(31)
GBP/USD	11/12/2015	BOA	GBP	705	1,066	(27)
GBP/USD	11/12/2015	CIT	GBP	38,331	57,974	(179)
INR/USD	10/20/2015	BOA	INR	1,351,753	20,524	(463)
INR/USD	11/18/2015	CIT	INR	1,076,095	16,249	(293)
JPY/USD	10/02/2015	MSC	JPY	1,774,855	14,795	17
MXN/USD	12/18/2015	JPM	MXN	15,410	906	1
MXN/USD	12/18/2015	UBS	MXN	36,952	2,172	8
MXN/USD	12/18/2015	CIT	MXN	17,440	1,025	11
MYR/USD	10/20/2015	CSI	MYR	322	73	(9)
NZD/USD	10/02/2015	JPM	NZD	16,518	10,560	88
PLN/USD	10/21/2015	UBS	PLN	4,657	1,225	10
SGD/USD	10/09/2015	CIT	SGD	5,896	4,142	28
USD/AUD	11/12/2015	BNP	AUD	(2,589)	(1,813)	13
USD/BRL	10/02/2015	JPM	BRL	(14,065)	(3,548)	272
USD/BRL	10/02/2015	UBS	BRL	(24,961)	(6,296)	474
USD/BRL	10/02/2015	DUB	BRL	(74,519)	(18,797)	(195)
USD/BRL	01/05/2016	CIT	BRL	(15,778)	(3,849)	876
USD/BRL	04/04/2016	JPM	BRL	(99,786)	(23,672)	7,288
USD/BRL	10/04/2016	BOA	BRL	(53,500)	(12,118)	1,419
USD/BRL	10/04/2016	JPM	BRL	(12,500)	(2,832)	327
USD/EUR	10/02/2015	CSI	EUR	(185,846)	(207,666)	4,186
USD/EUR	10/02/2015	BNP	EUR	(13,010)	(14,537)	81
USD/EUR	10/02/2015	JPM	EUR	(3,841)	(4,292)	(3)
USD/EUR	11/03/2015	CIT	EUR	(4,061)	(4,540)	(2)
USD/EUR	11/03/2015	MSC	EUR	(164,026)	(183,374)	278
USD/GBP	10/02/2015	MSC	GBP	(49,333)	(74,628)	1,406
USD/GBP	11/03/2015	MSC	GBP	(49,333)	(74,617)	153
USD/GBP	11/12/2015	BOA	GBP	(1,700)	(2,571)	97
USD/GBP	11/12/2015	UBS	GBP	(7,583)	(11,469)	153
USD/INR	11/02/2015	UBS	INR	(523,203)	(7,925)	(75)
USD/INR	11/02/2015	JPM	INR	(227,081)	(3,439)	(20)
USD/JPY	10/02/2015	MSC	JPY	(1,774,855)	(14,795)	(30)
USD/JPY	10/26/2015	BOA	JPY	(6,056,820)	(50,503)	97
USD/JPY	10/26/2015	CIT	JPY	(57,484)	(479)	1
USD/JPY	10/26/2015	CSI	JPY	(797,491)	(6,650)	(10)
USD/JPY	11/04/2015	MSC	JPY	(1,774,855)	(14,801)	(17)
USD/KRW	10/20/2015	CSI	KRW	(7,977,396)	(6,726)	282
USD/KRW	10/20/2015	JPM	KRW	(679,554)	(573)	(3)
USD/MXN	12/18/2015	CIT	MXN	(556,918)	(32,738)	277
USD/MXN	12/18/2015	BOA	MXN	(198,018)	(11,640)	37
USD/NZD	10/02/2015	BOA	NZD	(16,518)	(10,560)	27
USD/NZD	11/03/2015	JPM	NZD	(16,518)	(10,534)	(87)
USD/SGD	10/09/2015	CIT	SGD	(3,033)	(2,131)	13
USD/SGD	10/09/2015	CSI	SGD	(2,863)	(2,011)	28
USD/SGD	12/10/2015	CIT	SGD	(5,896)	(4,134)	(31)
USD/TWD	10/20/2015	UBS	TWD	(64,049)	(1,945)	15
USD/TWD	10/20/2015	DUB	TWD	(66,728)	(2,027)	23
					$(289,730)	$12,780

JNL/PIMCO Total Return Bond Fund
AUD/USD	11/12/2015	JPM	AUD	41,469	$29,042	$(605)
AUD/USD	11/12/2015	BOA	AUD	7,169	5,021	(82)
AUD/USD	11/12/2015	BNP	AUD	8,900	6,233	(9)
BRL/USD	10/02/2015	JPM	BRL	449,365	113,347	(20,806)
BRL/USD	10/02/2015	MSC	BRL	65,100	16,421	(3,807)
BRL/USD	10/02/2015	DUB	BRL	44,200	11,149	(2,569)
BRL/USD	10/02/2015	BOA	BRL	37,009	9,335	(411)
BRL/USD	10/02/2015	CSI	BRL	74,239	18,726	(194)
BRL/USD	10/02/2015	DUB	BRL	329,513	83,115	1,830
BRL/USD	10/02/2015	BOA	BRL	41,429	10,450	375
BRL/USD	10/02/2015	CIT	BRL	8,046	2,030	83
BRL/USD	10/02/2015	CSI	BRL	6,174	1,557	17
BRL/USD	11/04/2015	DUB	BRL	68,215	17,006	(49)
BRL/USD	11/04/2015	DUB	BRL	14,787	3,686	137
BRL/USD	01/03/2018	JPM	BRL	652	135	(55)
CAD/USD	10/02/2015	JPM	CAD	30,380	22,765	(31)
CAD/USD	11/12/2015	UBS	CAD	2,008	1,504	(19)
CNY/USD	11/16/2015	BNP	CNY	68,073	10,670	155
EUR/USD	10/02/2015	DUB	EUR	6,615	7,392	(71)
EUR/USD	10/02/2015	BOA	EUR	43,656	48,781	(539)
EUR/USD	10/02/2015	JPM	EUR	6,658	7,440	19
EUR/USD	10/02/2015	JPM	EUR	1,796	2,007	(5)
EUR/USD	10/02/2015	MSC	EUR	51,216	57,229	(485)
EUR/USD	10/02/2015	BNP	EUR	28,079	31,376	(302)
EUR/USD	10/02/2015	UBS	EUR	71,277	79,645	(92)
EUR/USD	06/13/2016	BOA	EUR	1,754	1,971	(398)
EUR/USD	06/13/2016	DUB	EUR	10,256	11,526	(2,336)
GBP/USD	10/02/2015	MSC	GBP	28,492	43,101	(89)
ILS/USD	10/15/2015	DUB	ILS	336,976	85,909	273
ILS/USD	11/30/2015	JPM	ILS	103,720	26,460	(410)
ILS/USD	11/30/2015	CIT	ILS	17,457	4,453	(22)
ILS/USD	11/30/2015	MSC	ILS	21,413	5,463	(89)
ILS/USD	11/30/2015	BOA	ILS	9,836	2,509	(3)
ILS/USD	11/30/2015	BOA	ILS	13,942	3,557	19

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/PIMCO Total Return Bond Fund (continued)
INR/USD	10/20/2015	BOA	INR	1,784,789	$27,099	$(611)
INR/USD	11/18/2015	CIT	INR	983,774	14,855	(268)
JPY/USD	11/12/2015	JPM	JPY	13,838,900	115,417	916
JPY/USD	11/12/2015	BNP	JPY	961,400	8,018	75
KRW/USD	10/20/2015	CIT	KRW	6,157,262	5,191	(48)
KRW/USD	10/20/2015	BOA	KRW	19,680,704	16,593	17
MXN/USD	12/18/2015	UBS	MXN	53,591	3,150	(19)
MXN/USD	12/18/2015	MSC	MXN	129,711	7,625	(22)
MXN/USD	12/18/2015	JPM	MXN	141,549	8,321	110
MXN/USD	12/18/2015	CSI	MXN	3,283	193	3
MXN/USD	12/18/2015	UBS	MXN	353,808	20,798	88
MXN/USD	12/18/2015	DUB	MXN	7,006	412	9
MXN/USD	12/18/2015	CIT	MXN	61,130	3,593	40
MYR/USD	10/20/2015	CIT	MYR	10,675	2,425	(170)
MYR/USD	10/20/2015	DUB	MYR	59,390	13,493	(510)
MYR/USD	10/20/2015	JPM	MYR	16,773	3,811	(70)
PHP/USD	10/05/2015	UBS	PHP	221,978	4,748	15
PHP/USD	10/20/2015	BCL	PHP	24,745	529	(2)
PHP/USD	01/21/2016	UBS	PHP	221,978	4,716	11
RUB/USD	10/07/2015	BNP	RUB	54,382	831	15
RUB/USD	10/07/2015	JPM	RUB	109,084	1,667	34
RUB/USD	10/07/2015	BOA	RUB	92,969	1,421	15
RUB/USD	10/29/2015	CSI	RUB	980,317	14,875	80
SGD/USD	10/09/2015	BCL	SGD	3,847	2,703	(7)
SGD/USD	10/09/2015	CIT	SGD	10,195	7,162	7
TWD/USD	10/20/2015	JPM	TWD	174,471	5,299	(56)
TWD/USD	10/20/2015	BCL	TWD	135,891	4,127	(62)
TWD/USD	12/04/2015	JPM	TWD	116,171	3,529	(51)
USD/AUD	11/12/2015	BNP	AUD	(10,327)	(7,232)	26
USD/AUD	11/12/2015	BOA	AUD	(47,533)	(33,289)	703
USD/BRL	10/02/2015	JPM	BRL	(76,438)	(19,281)	1,951
USD/BRL	10/02/2015	DUB	BRL	(382,795)	(96,554)	7,945
USD/BRL	10/02/2015	CSI	BRL	(127,094)	(32,059)	3,994
USD/BRL	10/02/2015	BNP	BRL	(27,066)	(6,828)	1,746
USD/BRL	10/02/2015	BOA	BRL	(35,861)	(9,046)	230
USD/BRL	10/02/2015	DUB	BRL	(54,828)	(13,829)	(425)
USD/BRL	10/02/2015	BOA	BRL	(12,289)	(3,100)	(114)
USD/BRL	10/02/2015	JPM	BRL	(14,337)	(3,616)	(89)
USD/BRL	10/02/2015	BNP	BRL	(21,640)	(5,458)	(18)
USD/BRL	10/02/2015	UBS	BRL	(269,500)	(67,978)	35,148
USD/BRL	10/02/2015	CIT	BRL	(14,500)	(3,657)	1,466
USD/BRL	10/02/2015	BCL	BRL	(21,500)	(5,423)	2,187
USD/BRL	11/04/2015	DUB	BRL	(235,864)	(58,800)	(519)
USD/BRL	01/05/2016	DUB	BRL	(10,375)	(2,531)	1,069
USD/BRL	01/05/2016	JPM	BRL	(21,800)	(5,319)	1,120
USD/BRL	02/17/2016	JPM	BRL	(20,520)	(4,940)	109
USD/BRL	04/04/2016	CSI	BRL	(184,661)	(43,808)	5,356
USD/BRL	04/04/2016	MSC	BRL	(524,400)	(124,407)	20,776
USD/BRL	07/05/2016	DUB	BRL	(57,200)	(13,261)	1,558
USD/BRL	07/05/2016	UBS	BRL	(28,600)	(6,631)	780
USD/BRL	07/05/2016	JPM	BRL	(44,000)	(10,201)	1,183
USD/BRL	10/04/2016	JPM	BRL	(84,100)	(19,050)	2,357
USD/BRL	10/04/2016	MSC	BRL	(144,800)	(32,800)	4,214
USD/BRL	01/03/2018	BNP	BRL	(652)	(135)	56
USD/CAD	10/02/2015	CSI	CAD	(30,380)	(22,765)	72
USD/CAD	11/03/2015	JPM	CAD	(30,380)	(22,762)	30
USD/CAD	11/12/2015	CIT	CAD	(207)	(155)	3
USD/CNY	10/14/2015	UBS	CNY	(17,603)	(2,766)	(107)
USD/CNY	11/16/2015	CSI	CNY	(36,030)	(5,647)	(90)
USD/CNY	01/29/2016	BNP	CNY	(15,450)	(2,410)	(49)
USD/EUR	10/02/2015	CSI	EUR	(138,443)	(154,697)	3,234
USD/EUR	10/02/2015	BOA	EUR	(33,634)	(37,582)	652
USD/EUR	10/02/2015	UBS	EUR	(3,978)	(4,445)	46
USD/EUR	10/02/2015	UBS	EUR	(16,140)	(18,035)	(12)
USD/EUR	10/02/2015	BNP	EUR	(17,102)	(19,110)	(64)
USD/EUR	11/03/2015	BNP	EUR	(14,455)	(16,160)	44
USD/EUR	11/03/2015	UBS	EUR	(71,277)	(79,684)	91
USD/EUR	06/13/2016	BOA	EUR	(44,424)	(49,924)	10,834
USD/EUR	06/13/2016	DUB	EUR	(15,830)	(17,790)	3,885
USD/EUR	06/27/2016	BCL	EUR	(11,124)	(12,506)	2,790
USD/EUR	06/27/2016	BOA	EUR	(10,052)	(11,301)	2,539
USD/GBP	10/02/2015	MSC	GBP	(28,492)	(43,101)	812
USD/GBP	11/03/2015	MSC	GBP	(28,492)	(43,095)	88
USD/GBP	11/12/2015	JPM	GBP	(2,144)	(3,243)	141
USD/ILS	10/15/2015	CIT	ILS	(336,976)	(85,909)	3,404
USD/ILS	11/30/2015	DUB	ILS	(10,149)	(2,589)	88
USD/ILS	12/17/2015	DUB	ILS	(336,976)	(85,993)	(277)
USD/INR	10/20/2015	JPM	INR	(180,426)	(2,739)	(9)
USD/INR	11/18/2015	JPM	INR	(2,099,609)	(31,705)	574
USD/INR	11/18/2015	DUB	INR	(369,667)	(5,582)	(11)
USD/JPY	10/02/2015	MSC	JPY	(23,412,565)	(195,162)	(391)
USD/JPY	10/26/2015	CSI	JPY	(5,404,680)	(45,065)	(65)
USD/JPY	11/12/2015	CIT	JPY	(1,406,200)	(11,728)	(180)
USD/JPY	11/12/2015	JPM	JPY	(7,740,000)	(64,550)	(1,149)
USD/JPY	11/12/2015	CIT	JPY	(4,387,900)	(36,595)	4
USD/JPY	11/12/2015	UBS	JPY	(873,800)	(7,287)	32
USD/JPY	11/12/2015	BNP	JPY	(3,982,300)	(33,212)	(219)
USD/JPY	11/12/2015	BOA	JPY	(761,500)	(6,351)	6
USD/JPY	11/16/2015	BNP	JPY	(2,320,000)	(19,350)	(660)
USD/KRW	10/20/2015	CIT	KRW	(7,807,934)	(6,583)	61
USD/KRW	10/20/2015	JPM	KRW	(16,920,373)	(14,265)	120
USD/KRW	10/20/2015	CSI	KRW	(9,718,251)	(8,193)	(47)
USD/KRW	10/20/2015	JPM	KRW	(6,408,456)	(5,403)	(39)
USD/MXN	12/18/2015	CIT	MXN	(738,793)	(43,429)	367
USD/MXN	12/18/2015	DUB	MXN	(575,933)	(33,856)	159
USD/MXN	12/18/2015	UBS	MXN	(192,721)	(11,329)	210
USD/MXN	12/18/2015	UBS	MXN	(74,050)	(4,353)	(45)
USD/MXN	12/18/2015	DUB	MXN	(236,850)	(13,923)	(112)
USD/MYR	10/20/2015	DUB	MYR	(11,160)	(2,536)	202
USD/MYR	10/20/2015	JPM	MYR	(31,053)	(7,055)	433
USD/MYR	10/20/2015	UBS	MYR	(46,999)	(10,678)	757
USD/MYR	10/20/2015	CSI	MYR	(11,719)	(2,663)	113
USD/PHP	10/05/2015	UBS	PHP	(221,978)	(4,748)	(5)
USD/PHP	10/20/2015	CIT	PHP	(370,177)	(7,910)	15
USD/RUB	10/07/2015	MSC	RUB	(256,436)	(3,919)	11
USD/RUB	11/18/2015	BOA	RUB	(92,969)	(1,402)	(15)
USD/SGD	10/09/2015	CIT	SGD	(10,722)	(7,533)	126
USD/SGD	10/09/2015	BOA	SGD	(3,238)	(2,275)	24
USD/TWD	10/20/2015	CIT	TWD	(255,658)	(7,765)	155
USD/TWD	10/20/2015	BOA	TWD	(248,087)	(7,535)	116
					$(953,969)	$90,470

JNL/Scout Unconstrained Bond Fund
AUD/USD	10/08/2015	JPM	AUD	27,000	$18,945	$(1,292)
AUD/USD	01/11/2016	JPM	AUD	14,950	10,437	(578)
BRL/USD	03/14/2016	JPM	BRL	31,550	7,532	(182)
CAD/USD	01/08/2016	JPM	CAD	23,850	17,865	(665)
MXN/USD	12/09/2015	JPM	MXN	422,725	24,867	(1,574)
USD/AUD	10/08/2015	JPM	AUD	(27,000)	(18,945)	2,401
					$60,701	$(1,890)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/T. Rowe Price Short-Term Bond Fund
USD/MXN	11/06/2015	RBS	MXN	(288,513)	$(17,016)	$733

JNL/Westchester Capital Event Driven Fund
AUD/USD	10/21/2015	JPM	AUD	376	$265	$(10)
AUD/USD	10/21/2015	JPM	AUD	354	248	—
GBP/USD	10/22/2015	JPM	GBP	626	946	(38)
USD/AUD	10/21/2015	JPM	AUD	(730)	(512)	59
USD/AUD	01/07/2016	JPM	AUD	(1,812)	(1,266)	32
USD/AUD	01/07/2016	JPM	AUD	(114)	(80)	—
USD/EUR	11/18/2015	JPM	EUR	(328)	(366)	6
USD/EUR	12/10/2015	JPM	EUR	(2,600)	(2,908)	38
USD/EUR	12/10/2015	JPM	EUR	(137)	(153)	(1)
USD/EUR	12/16/2015	JPM	EUR	(2,824)	(3,160)	7
USD/EUR	01/20/2016	JPM	EUR	(1,056)	(1,181)	(12)
USD/EUR	04/21/2016	JPM	EUR	(479)	(538)	10
USD/EUR	04/21/2016	JPM	EUR	(471)	(529)	(5)
USD/GBP	10/22/2015	JPM	GBP	(626)	(947)	24
USD/GBP	12/04/2015	JPM	GBP	(469)	(714)	16
USD/GBP	02/23/2016	JPM	GBP	(677)	(1,023)	17
USD/GBP	03/23/2016	JPM	GBP	(1,093)	(1,655)	33
USD/GBP	04/21/2016	JPM	GBP	(1,367)	(2,064)	38
					$(15,637)	$214

††Forward foreign currency contracts fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
DUB	6-Month Poland Warsaw Interbank Offered Rate	Paying	2.06%	03/17/2020	PLN	10,806	$—	$45
DUB	6-Month Poland Warsaw Interbank Offered Rate	Paying	2.05%	03/19/2020	PLN	3,602	—	14
							$—	$59

JNL/Franklin Templeton Global Multisector Bond Fund
JPM	3-Month LIBOR	Receiving	3.02%	08/22/2023		$67,670	$—	$(6,355)
JPM	3-Month LIBOR	Receiving	3.85%	08/22/2043		38,670	—	(11,008)
							$—	$(17,363)

JNL/Goldman Sachs Core Plus Bond Fund
CIT	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	3.92%	11/19/2018	MYR	3,800	$—	$5
CIT	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	4.45%	11/15/2023	MYR	2,400	—	2
DUB	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	3.88%	11/14/2018	MYR	3,430	—	6
DUB	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	4.49%	08/14/2023	MYR	860	—	—
JPM	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	3.97%	12/11/2018	MYR	3,110	—	3
JPM	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	4.33%	09/26/2023	MYR	1,500	—	4
MSC	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	3.93%	11/20/2018	MYR	4,490	—	6
CIT	Brazil Interbank Deposit Rate	Paying	10.73%	01/04/2021	BRL	2,860	—	(104)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.45%	08/08/2023	KRW	5,431,490	—	(564)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.49%	08/16/2023	KRW	610,090	—	(65)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	12/23/2023	KRW	1,925,780	—	(205)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	01/07/2024	KRW	336,440	—	(37)
DUB	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/15/2017	KRW	9,863,860	—	136
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.56%	08/19/2023	KRW	768,920	—	(85)
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.18%	10/29/2017	KRW	4,841,110	—	60
MSC	Korean Won 3-Month Certificate of Deposit	Receiving	3.49%	08/16/2023	KRW	596,300	—	(63)
							$—	$(901)

JNL/Goldman Sachs Emerging Markets Debt Fund
CIT	3-Month South African Johannesburg Interbank Rate	Paying	6.62%	05/30/2020	ZAR	31,000	$—	$(101)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.11%	06/07/2018	ZAR	28,175	—	(10)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.10%	06/07/2018	ZAR	45,200	—	(17)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.58%	11/02/2019	ZAR	70,980	—	(194)
JPM	3-Month South African Johannesburg Interbank Rate	Paying	7.32%	02/24/2019	ZAR	90,000	—	(32)
BOA	Bloomberg Thailand 6-Month Reference Rate	Paying	1.78%	04/07/2017	THB	91,880	—	1
CIT	Bloomberg Thailand 6-Month Reference Rate	Paying	1.91%	11/17/2016	THB	58,750	—	6
CIT	Bloomberg Thailand 6-Month Reference Rate	Paying	1.80%	11/26/2016	THB	121,560	—	9
CIT	Bloomberg Thailand 6-Month Reference Rate	Paying	1.89%	12/15/2016	THB	181,440	—	18
DUB	Bloomberg Thailand 6-Month Reference Rate	Paying	1.87%	11/19/2016	THB	142,490	—	13
DUB	Bloomberg Thailand 6-Month Reference Rate	Paying	1.99%	01/26/2017	THB	143,350	—	20
DUB	Bloomberg Thailand 6-Month Reference Rate	Paying	1.92%	03/10/2017	THB	269,370	—	18
JPM	Bloomberg Thailand 6-Month Reference Rate	Paying	1.81%	11/24/2016	THB	38,360	—	3
JPM	Bloomberg Thailand 6-Month Reference Rate	Paying	1.89%	12/22/2016	THB	196,950	—	19
MSC	Bloomberg Thailand 6-Month Reference Rate	Paying	1.82%	11/28/2016	THB	82,480	—	7
BOA	Brazil Interbank Deposit Rate	Paying	13.96%	01/02/2018	BRL	30,110	—	(210)
CGM	Brazil Interbank Deposit Rate	Paying	11.50%	01/02/2017	BRL	9,210	—	(111)
CIT	Brazil Interbank Deposit Rate	Receiving	12.64%	01/04/2016	BRL	28,520	—	(53)
CIT	Brazil Interbank Deposit Rate	Paying	14.46%	01/02/2018	BRL	5,870	—	(29)
CIT	Brazil Interbank Deposit Rate	Paying	12.52%	01/02/2019	BRL	5,620	—	(97)
CSI	Brazil Interbank Deposit Rate	Paying	12.58%	01/02/2017	BRL	12,970	—	(99)
CSI	Brazil Interbank Deposit Rate	Paying	11.12%	01/02/2018	BRL	6,120	—	(132)
DUB	Brazil Interbank Deposit Rate	Paying	8.28%	01/04/2016	BRL	19,340	—	(330)
DUB	Brazil Interbank Deposit Rate	Paying	11.23%	01/04/2016	BRL	4,540	—	(22)
DUB	Brazil Interbank Deposit Rate	Paying	10.37%	01/04/2016	BRL	16,960	—	(111)
DUB	Brazil Interbank Deposit Rate	Paying	10.35%	01/04/2016	BRL	5,430	—	(36)
DUB	Brazil Interbank Deposit Rate	Receiving	12.00%	01/04/2016	BRL	25,150	—	72
DUB	Brazil Interbank Deposit Rate	Receiving	13.16%	01/04/2016	BRL	57,870	—	64
DUB	Brazil Interbank Deposit Rate	Paying	15.58%	01/02/2017	BRL	4,800	—	1
DUB	Brazil Interbank Deposit Rate	Paying	15.72%	01/02/2017	BRL	1,600	—	1
DUB	Brazil Interbank Deposit Rate	Paying	16.49%	01/02/2017	BRL	21,350	—	49
DUB	Brazil Interbank Deposit Rate	Paying	12.84%	01/02/2017	BRL	23,020	—	(160)
DUB	Brazil Interbank Deposit Rate	Paying	13.95%	01/02/2017	BRL	22,390	—	(87)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
DUB	Brazil Interbank Deposit Rate	Paying	13.73%	01/02/2018	BRL	16,100	$—	$(128)
DUB	Brazil Interbank Deposit Rate	Paying	14.58%	01/02/2018	BRL	8,460	—	(37)
DUB	Brazil Interbank Deposit Rate	Paying	11.15%	01/02/2018	BRL	5,510	—	(118)
DUB	Brazil Interbank Deposit Rate	Paying	12.37%	01/02/2018	BRL	13,240	—	(193)
DUB	Brazil Interbank Deposit Rate	Receiving	12.34%	01/02/2025	BRL	6,810	—	166
JPM	Brazil Interbank Deposit Rate	Receiving	12.29%	01/02/2017	BRL	13,430	—	123
JPM	Brazil Interbank Deposit Rate	Paying	13.91%	01/02/2018	BRL	10,150	—	(73)
JPM	Brazil Interbank Deposit Rate	Paying	14.83%	01/02/2018	BRL	8,760	—	(30)
MSC	Brazil Interbank Deposit Rate	Paying	15.72%	01/02/2017	BRL	1,630	—	1
MSC	Brazil Interbank Deposit Rate	Paying	15.70%	01/02/2017	BRL	1,570	—	1
MSC	Brazil Interbank Deposit Rate	Paying	15.95%	01/02/2017	BRL	19,020	—	20
MSC	Brazil Interbank Deposit Rate	Paying	16.86%	01/02/2017	BRL	2,500	—	8
MSC	Brazil Interbank Deposit Rate	Paying	15.58%	01/02/2017	BRL	20,330	—	2
MSC	Brazil Interbank Deposit Rate	Receiving	11.41%	01/04/2021	BRL	5,650	—	167
BOA	Chilean Interbank Rate	Receiving	5.36%	06/07/2023	CLP	563,340	—	(51)
CSI	Chilean Interbank Rate	Receiving	3.86%	03/28/2016	CLP	1,844,100	—	(11)
CSI	Chilean Interbank Rate	Receiving	3.85%	03/31/2016	CLP	1,495,400	—	(9)
CSI	Chilean Interbank Rate	Receiving	3.64%	07/28/2017	CLP	437,060	—	1
DUB	Chilean Interbank Rate	Receiving	4.00%	07/28/2019	CLP	538,830	—	5
CSI	Colombian Interbank Rate	Receiving	5.11%	04/15/2019	COP	6,436,410	—	54
CSI	Colombian Interbank Rate	Receiving	6.06%	05/02/2024	COP	980,390	—	19
JPM	Colombian Interbank Rate	Receiving	5.19%	04/22/2019	COP	3,198,610	—	24
MSC	Colombian Interbank Rate	Paying	6.06%	05/02/2024	COP	980,390	(2)	(18)
BOA	Indian Rupee MIBOR	Receiving	7.37%	05/28/2016	INR	989,695	—	(35)
DUB	Indian Rupee MIBOR	Receiving	7.66%	03/03/2016	INR	1,173,210	—	(56)
JPM	Indian Rupee MIBOR	Receiving	7.35%	06/01/2016	INR	1,285,400	—	15
BOA	Korean Won 3-Month Certificate of Deposit	Receiving	3.12%	08/10/2022	KRW	17,782,490	—	(867)
CIT	Korean Won 3-Month Certificate of Deposit	Paying	2.88%	03/07/2017	KRW	10,270,520	—	176
CIT	Korean Won 3-Month Certificate of Deposit	Paying	2.24%	10/14/2017	KRW	1,609,170	—	22
CIT	Korean Won 3-Month Certificate of Deposit	Paying	2.17%	10/28/2017	KRW	5,210,010	—	64
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.21%	09/14/2022	KRW	10,012,000	—	(520)
DUB	Korean Won 3-Month Certificate of Deposit	Paying	3.27%	04/30/2024	KRW	10,900,000	—	1,075
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.45%	01/15/2024	KRW	1,694,090	—	(184)
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.45%	10/13/2017	KRW	7,880,280	—	107
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/13/2017	KRW	1,350,900	—	19
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/14/2017	KRW	1,475,970	—	20
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/14/2017	KRW	1,475,970	—	20
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.17%	10/28/2017	KRW	1,981,600	—	24
DUB	Mexican Interbank Rate	Paying	8.70%	06/11/2027	MXN	75,500	—	111
JPM	Mexican Interbank Rate	Receiving	5.18%	10/02/2017	MXN	40,000	—	(41)
JPM	Mexican Interbank Rate	Receiving	6.15%	05/28/2024	MXN	15,700	—	5
BBP	Taiwan Interbank Offered Rate	Paying	1.03%	07/30/2018	TWD	209,500	—	31
BBP	Taiwan Interbank Offered Rate	Paying	1.03%	07/31/2018	TWD	63,475	—	9
							$(2)	$(1,612)

JNL Multi-Manager Alternative Fund
BOA	Brazil Interbank Deposit Rate	Paying	12.49%	01/04/2021	BRL	12,970	$—	$(262)

JNL/PIMCO Real Return Fund
BNP	Brazil Interbank Deposit Rate	Paying	14.50%	01/04/2021	BRL	67,300	$(1)	$(357)
BNP	Brazil Interbank Deposit Rate	Paying	14.56%	01/04/2021	BRL	28,500	(2)	(138)
CSI	Brazil Interbank Deposit Rate	Paying	13.45%	01/04/2021	BRL	27,500	2	(352)
CSI	Brazil Interbank Deposit Rate	Paying	14.56%	01/04/2021	BRL	22,900	—	(113)
DUB	Brazil Interbank Deposit Rate	Paying	13.45%	01/04/2021	BRL	29,500	2	(377)
CIT	Eurozone HICP	Receiving	0.66%	08/15/2018	EUR	1,400	(2)	(1)
CIT	Eurozone HICP	Receiving	0.64%	09/15/2018	EUR	1,000	—	(1)
DUB	Eurozone HICP	Receiving	0.61%	09/15/2018	EUR	600	—	—
DUB	Eurozone HICP	Receiving	0.61%	09/15/2018	EUR	1,300	—	—
MSS	Eurozone HICP	Receiving	0.62%	09/15/2018	EUR	2,100	—	(2)
UBS	Eurozone HICP	Receiving	0.61%	09/15/2018	EUR	1,500	—	(1)
UBS	Eurozone HICP	Receiving	0.61%	09/15/2018	EUR	1,300	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Real Return Fund (continued)
CIT	France CPI Excluding Tobacco	Paying	1.68%	06/15/2025	EUR	4,700	$—	$287
BNP	U.K. Retail Price Index	Paying	3.40%	06/15/2030	GBP	2,900	14	155
BOA	U.K. Retail Price Index	Paying	3.43%	06/15/2030	GBP	1,800	1	119
CIT	U.K. Retail Price Index	Paying	3.19%	04/15/2030	GBP	2,700	—	36
CIT	U.K. Retail Price Index	Paying	3.43%	06/15/2030	GBP	2,500	2	164
CIT	U.K. Retail Price Index	Paying	3.33%	08/15/2030	GBP	8,800	(29)	303
CIT	U.K. Retail Price Index	Paying	3.28%	09/15/2030	GBP	3,900	—	64
CSI	U.K. Retail Price Index	Paying	3.35%	05/15/2030	GBP	500	—	26
CSI	U.K. Retail Price Index	Paying	3.40%	06/15/2030	GBP	2,700	(2)	159
CSI	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	2,100	33	189
CSI	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	600	(20)	84
CSI	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	700	(23)	97
CSI	U.K. Retail Price Index	Paying	3.55%	11/15/2044	GBP	400	2	53
CSI	U.K. Retail Price Index	Paying	3.55%	11/15/2044	GBP	400	(1)	55
CSI	U.K. Retail Price Index	Paying	3.53%	12/15/2044	GBP	1,500	13	166
CSI	U.K. Retail Price Index	Paying	3.45%	12/15/2044	GBP	1,200	(4)	79
DUB	U.K. Retail Price Index	Paying	3.35%	05/15/2030	GBP	4,400	—	226
DUB	U.K. Retail Price Index	Paying	3.33%	08/15/2030	GBP	2,500	—	78
DUB	U.K. Retail Price Index	Paying	3.33%	08/15/2030	GBP	3,100	12	84
DUB	U.K. Retail Price Index	Paying	3.33%	08/15/2030	GBP	4,100	16	111
JPM	U.K. Retail Price Index	Paying	3.40%	06/15/2030	GBP	5,600	(3)	328
MSS	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	1,000	8	97
MSS	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	700	(19)	93
UBS	U.K. Retail Price Index	Paying	3.32%	05/15/2030	GBP	5,000	—	215
BBP	US CPURNSA	Receiving	1.91%	04/17/2017		15,400	—	(599)
BBP	US CPURNSA	Receiving	2.18%	08/21/2017		22,600	—	(935)
BBP	US CPURNSA	Receiving	2.18%	08/21/2017		20,600	(13)	(839)
BNP	US CPURNSA	Receiving	1.83%	11/29/2016		400	—	(12)
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		10,200	11	(649)
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		5,800	13	(376)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		6,200	38	(799)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	130	(1,025)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	104	(1,000)
BOA	US CPURNSA	Receiving	1.73%	08/26/2025		1,000	—	(8)
CIT	US CPURNSA	Receiving	2.25%	07/15/2017		16,600	4	(1,041)
DUB	US CPURNSA	Receiving	1.94%	10/07/2016		22,000	—	(733)
DUB	US CPURNSA	Receiving	1.83%	11/29/2016		6,100	—	(184)
DUB	US CPURNSA	Receiving	1.85%	11/29/2016		23,700	—	(729)
DUB	US CPURNSA	Receiving	1.83%	11/29/2016		2,000	(1)	(59)
DUB	US CPURNSA	Receiving	1.83%	11/29/2016		3,800	(1)	(114)
DUB	US CPURNSA	Receiving	1.93%	02/10/2017		30,900	—	(956)
DUB	US CPURNSA	Receiving	2.32%	11/16/2017		12,300	—	(810)
DUB	US CPURNSA	Receiving	2.50%	07/15/2022		5,700	129	(829)
DUB	US CPURNSA	Receiving	2.56%	05/08/2023		11,800	—	(1,483)
MSC	US CPURNSA	Paying	2.06%	05/12/2025		23,000	—	859
							$413	$(10,395)

JNL/PIMCO Total Return Bond Fund
BOA	Brazil Interbank Deposit Rate	Paying	15.98%	01/02/2017	BRL	492,100	$400	$130
DUB	Brazil Interbank Deposit Rate	Paying	15.51%	07/01/2016	BRL	157,500	(1)	44
DUB	Brazil Interbank Deposit Rate	Paying	15.51%	07/01/2016	BRL	310,200	(58)	143
DUB	Brazil Interbank Deposit Rate	Paying	15.51%	07/01/2016	BRL	203,000	(88)	143
DUB	Brazil Interbank Deposit Rate	Paying	15.70%	01/02/2017	BRL	269,500	2	117
DUB	Brazil Interbank Deposit Rate	Paying	14.90%	01/02/2018	BRL	175,300	4	(546)
DUB	Brazil Interbank Deposit Rate	Paying	14.92%	01/02/2018	BRL	61,400	—	(185)
DUB	Brazil Interbank Deposit Rate	Paying	15.90%	01/04/2021	BRL	42,800	(4)	161
MSS	Brazil Interbank Deposit Rate	Paying	15.51%	07/01/2016	BRL	245,400	—	67
MSS	Brazil Interbank Deposit Rate	Paying	15.70%	01/02/2017	BRL	330,200	(8)	153
CSI	Mexican Interbank Rate	Paying	6.34%	11/12/2019	MXN	15,100	—	5

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
BOA	US CPURNSA	Receiving	0.40%	09/25/2016	$9,100	$—	$2
						$247	$234

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
N/A	3-Month LIBOR	Receiving	1.03%	03/11/2017	$87,580		$(524)
N/A	3-Month LIBOR	Receiving	0.75%	03/11/2017	32,715		(62)
N/A	3-Month LIBOR	Paying	1.08%	04/07/2017	174,480		(1,185)
N/A	3-Month LIBOR	Receiving	0.77%	04/07/2017	55,370		(115)
N/A	3-Month LIBOR	Paying	1.55%	03/11/2020	1,170		13
N/A	3-Month LIBOR	Paying	1.88%	03/11/2020	35,630		894
N/A	3-Month LIBOR	Receiving	1.95%	09/11/2022	18,900		(307)
N/A	3-Month LIBOR	Paying	2.71%	09/28/2023	75,730		205
N/A	3-Month LIBOR	Paying	2.22%	04/07/2025	37,830		799
N/A	3-Month LIBOR	Paying	2.28%	04/07/2025	2,110		55
N/A	3-Month LIBOR	Paying	2.99%	09/17/2025	18,905		241
N/A	3-Month LIBOR	Paying	3.05%	09/17/2025	18,905		288
N/A	3-Month LIBOR	Paying	3.03%	09/18/2025	32,522		474
							$776

JNL/Franklin Templeton Global Multisector Bond Fund
N/A	3-Month LIBOR	Receiving	0.93%	10/17/2017	$74,970		$(237)
N/A	3-Month LIBOR	Receiving	2.79%	03/31/2024	6,980		(505)
N/A	3-Month LIBOR	Receiving	2.73%	07/07/2024	73,570		(5,032)
N/A	3-Month LIBOR	Receiving	1.91%	01/22/2025	36,540		125
N/A	3-Month LIBOR	Paying	1.97%	01/23/2025	45,670		(63)
N/A	3-Month LIBOR	Receiving	1.97%	01/27/2025	26,950		(43)
N/A	3-Month LIBOR	Receiving	1.94%	01/29/2025	6,740		10
N/A	3-Month LIBOR	Receiving	1.94%	01/30/2025	5,710		7
N/A	3-Month LIBOR	Receiving	1.82%	02/03/2025	8,990		110
N/A	3-Month LIBOR	Receiving	1.98%	03/27/2025	5,750		(5)
N/A	3-Month LIBOR	Receiving	1.99%	03/27/2025	5,750		(9)
N/A	3-Month LIBOR	Receiving	2.45%	07/02/2025	28,720		(1,198)
N/A	3-Month LIBOR	Receiving	3.49%	03/31/2044	3,320		(675)
							$(7,515)

JNL/Goldman Sachs Core Plus Bond Fund
N/A	3-Month Canada Bankers Acceptance	Paying	1.25%	12/16/2020	CAD	27,300	$(2)
N/A	3-Month Canada Bankers Acceptance	Receiving	2.50%	12/16/2025	CAD	12,330	(149)
N/A	3-Month LIBOR	Receiving	2.00%	12/16/2020	2,690		(35)
N/A	3-Month LIBOR	Paying	2.92%	06/24/2021	76,700		1,044
N/A	3-Month LIBOR	Paying	2.81%	09/02/2022	94,310		377
N/A	3-Month LIBOR	Receiving	2.25%	12/16/2022	13,500		(228)
N/A	3-Month LIBOR	Paying	2.75%	09/28/2025	900		5
N/A	3-Month LIBOR	Receiving	2.50%	12/16/2025	39,165		(952)
N/A	3-Month LIBOR	Paying	3.00%	12/16/2025	6,450		(32)
N/A	3-Month LIBOR	Receiving	3.22%	06/24/2029	19,700		(935)
N/A	3-Month LIBOR	Receiving	3.00%	09/02/2030	22,120		(316)
N/A	3-Month LIBOR	Receiving	2.50%	12/16/2030	4,600		(133)
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	3.75%	12/16/2025	NZD	1,910	(14)
N/A	6-Month Australian Bank Bill Short Term Rate	Receiving	3.50%	12/16/2025	AUD	840	(5)
N/A	6-Month Australian Bank Bill Short Term Rate	Receiving	3.00%	12/16/2025	AUD	12,670	81
N/A	6-Month Euribor	Paying	0.50%	12/16/2020	EUR	5,400	(3)
N/A	6-Month Euribor	Receiving	0.50%	12/16/2022	EUR	2,400	(26)
N/A	6-Month Euribor	Paying	1.10%	05/15/2024	EUR	20,770	416
N/A	6-Month Euribor	Paying	1.57%	05/11/2025	EUR	47,300	227
N/A	6-Month Euribor	Paying	1.85%	06/08/2025	EUR	23,780	450
N/A	6-Month Euribor	Receiving	1.70%	07/10/2025	EUR	3,560	7

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Interest Rate Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
N/A	6-Month Euribor	Paying	2.00%	09/16/2025	EUR	11,670	$230
N/A	6-Month Euribor	Paying	1.50%	09/28/2025	EUR	1,160	(1)
N/A	6-Month Euribor	Paying	1.50%	12/16/2025	EUR	48,320	416
N/A	6-Month Euribor	Paying	0.75%	12/16/2025	EUR	76,525	339
N/A	6-Month Euribor	Receiving	2.10%	06/08/2030	EUR	12,410	(303)
N/A	6-Month Euribor	Receiving	1.00%	12/16/2030	EUR	8,570	(72)
N/A	6-Month Euribor	Receiving	1.70%	05/11/2035	EUR	17,650	159
N/A	6-Month Norway Interbank Offered Rate	Paying	1.50%	12/16/2020	NOK	30,610	24
N/A	British Bankers’ Association Yen LIBOR	Paying	1.00%	12/16/2025	JPY	2,928,760	(147)
N/A	London-Interbank Offered Rate	Receiving	2.75%	09/16/2025	GBP	8,660	(290)
N/A	London-Interbank Offered Rate	Receiving	2.25%	09/28/2025	GBP	1,420	(1)
N/A	London-Interbank Offered Rate	Receiving	2.75%	12/16/2025	GBP	8,260	(43)
N/A	London-Interbank Offered Rate	Paying	2.00%	12/16/2025	GBP	1,580	27
N/A	London-Interbank Offered Rate	Receiving	2.25%	12/16/2045	GBP	8,760	(206)
N/A	Stockholm Interbank Offered Rate	Receiving	0.50%	12/16/2020	SEK	201,830	24
N/A	Stockholm Interbank Offered Rate	Paying	1.50%	12/16/2025	SEK	85,980	9
							$(58)
JNL/Goldman Sachs Emerging Markets Debt Fund
N/A	3-Month LIBOR	Receiving	0.59%	09/21/2016		$19,780	$(18)
N/A	3-Month LIBOR	Receiving	2.25%	12/16/2022	3,000		(50)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	7.28%	09/05/2019	ZAR	11,760	(10)
N/A	3-Month South African Johannesburg Interbank Rate	Receiving	7.89%	12/18/2024	ZAR	13,610	29
N/A	6-Month Budapest Interbank Offered Rate	Receiving	2.42%	12/16/2020	HUF	716,770	(48)
N/A	6-Month Euribor	Paying	0.75%	12/16/2025	EUR	1,860	(9)
N/A	Mexican Interbank Rate	Paying	3.96%	09/15/2016	MXN	231,530	12
N/A	Mexican Interbank Rate	Paying	3.98%	09/16/2016	MXN	70,300	4
N/A	Mexican Interbank Rate	Paying	3.98%	09/19/2016	MXN	70,510	5
N/A	Mexican Interbank Rate	Paying	3.85%	09/22/2016	MXN	74,720	(1)
N/A	Mexican Interbank Rate	Paying	5.25%	12/07/2022	MXN	78,710	42
N/A	Mexican Interbank Rate	Receiving	5.66%	01/24/2025	MXN	27,480	88
N/A	Mexican Interbank Rate	Paying	8.01%	06/29/2027	MXN	220,250	85
							$129
JNL Multi-Manager Alternative Fund
N/A	3-Month LIBOR	Paying	2.03%	07/31/2022		$20,250	$(345)
N/A	3-Month LIBOR	Paying	1.90%	08/31/2022	2,420		(12)
N/A	3-Month LIBOR	Paying	2.70%	02/15/2041	792		(26)
							$(383)
JNL/PIMCO Real Return Fund
N/A	3-Month LIBOR	Receiving	1.50%	12/16/2017		$140,200	$(914)
N/A	3-Month LIBOR	Paying	2.00%	12/16/2020	3,700		103
N/A	3-Month LIBOR	Receiving	2.23%	09/16/2025	9,000		(177)
N/A	3-Month LIBOR	Receiving	2.25%	09/16/2025	5,300		(101)
N/A	3-Month LIBOR	Receiving	2.50%	12/16/2025	94,700		(5,173)
N/A	3-Month LIBOR	Receiving	2.50%	12/16/2025	21,500		(503)
N/A	3-Month LIBOR	Receiving	2.75%	12/16/2045	46,200		(4,154)
N/A	6-Month Euribor	Receiving	0.55%	01/17/2016	EUR	160,800	(424)
N/A	6-Month Euribor	Paying	0.75%	09/16/2025	EUR	27,680	1,168
N/A	6-Month Euribor	Receiving	1.00%	03/16/2026	EUR	18,430	(100)
N/A	London-Interbank Offered Rate	Receiving	2.00%	03/16/2026	GBP	44,700	(1,267)
N/A	London-Interbank Offered Rate	Paying	2.00%	09/16/2045	GBP	31,860	(1,132)
N/A	London-Interbank Offered Rate	Receiving	2.25%	03/16/2046	GBP	1,800	(90)
N/A	Mexican Interbank Rate	Receiving	6.39%	07/10/2025	MXN	177,800	(25)
N/A	Mexican Interbank Rate	Paying	6.71%	09/20/2029	MXN	135,600	(314)
N/A	Mexican Interbank Rate	Receiving	7.03%	06/28/2035	MXN	42,600	11
							$(13,092)
JNL/PIMCO Total Return Bond Fund
N/A	3-Month LIBOR	Receiving	2.00%	12/16/2019		$328,800	$(7,261)
N/A	3-Month LIBOR	Receiving	2.00%	12/16/2020	62,200		(1,843)
N/A	3-Month LIBOR	Receiving	2.25%	12/16/2022	221,100		(8,784)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Interest Rate Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
N/A	3-Month LIBOR	Receiving	2.35%	08/05/2025	$54,200		$(1,686)
N/A	3-Month LIBOR	Paying	2.50%	12/16/2025	26,300		(1,369)
N/A	3-Month LIBOR	Receiving	2.50%	12/16/2025	54,800		(2,837)
N/A	3-Month LIBOR	Receiving	2.75%	12/16/2045	381,400		(36,074)
N/A	Federal Funds Effective Rate	Receiving	0.50%	06/17/2016	92,200		(56)
N/A	London-Interbank Offered Rate	Receiving	1.88%	10/05/2017	GBP	34,700	(1,005)
N/A	London-Interbank Offered Rate	Paying	1.50%	12/16/2017	GBP	105,300	(630)
N/A	London-Interbank Offered Rate	Receiving	1.50%	03/16/2018	GBP	158,400	(1,050)
N/A	Mexican Interbank Rate	Receiving	3.45%	12/23/2015	MXN	8,922,100	(32)
N/A	Mexican Interbank Rate	Paying	4.06%	08/24/2016	MXN	4,152,900	61
N/A	Mexican Interbank Rate	Paying	4.39%	07/28/2017	MXN	364,100	42
N/A	Mexican Interbank Rate	Paying	5.70%	01/18/2019	MXN	116,000	(27)
N/A	Mexican Interbank Rate	Paying	5.01%	10/10/2019	MXN	56,700	(58)
N/A	Mexican Interbank Rate	Paying	6.32%	11/12/2019	MXN	23,900	6
N/A	Mexican Interbank Rate	Paying	5.43%	01/13/2020	MXN	75,400	(59)
N/A	Mexican Interbank Rate	Receiving	5.27%	02/05/2020	MXN	1,399,100	290
N/A	Mexican Interbank Rate	Paying	5.62%	06/02/2020	MXN	375,100	77
N/A	Mexican Interbank Rate	Paying	6.96%	07/27/2020	MXN	579,300	86
N/A	Mexican Interbank Rate	Paying	5.50%	09/22/2020	MXN	322,600	53
N/A	Mexican Interbank Rate	Paying	5.48%	09/23/2020	MXN	224,600	27
N/A	Mexican Interbank Rate	Paying	5.84%	09/14/2021	MXN	30,500	(9)
N/A	Mexican Interbank Rate	Paying	5.61%	10/08/2021	MXN	162,400	74
N/A	Mexican Interbank Rate	Paying	5.43%	11/17/2021	MXN	1,574,000	(1,350)
N/A	Mexican Interbank Rate	Paying	5.92%	12/08/2021	MXN	29,700	20
N/A	Mexican Interbank Rate	Paying	5.80%	12/10/2021	MXN	13,700	(5)
N/A	Mexican Interbank Rate	Paying	5.85%	12/21/2021	MXN	72,900	(23)
N/A	Mexican Interbank Rate	Paying	5.38%	01/07/2022	MXN	100,800	(232)
N/A	Mexican Interbank Rate	Paying	6.00%	06/07/2022	MXN	527,300	249
N/A	Mexican Interbank Rate	Paying	5.94%	07/13/2022	MXN	624,300	71
N/A	Mexican Interbank Rate	Paying	6.53%	06/05/2025	MXN	506,800	88
							$(63,246)

Schedule of Over the Counter Cross Currency Swap Agreements

Counterparty	Receive Rate(8)	Pay Rate(8)	Expiration Date	Notional Amount Received(1)		Notional Amount Delivered(1)		Unrealized (Depreciation)
JNL/BlackRock Global Allocation Fund
BOA	Fixed rate of 1.23%	Fixed rate of 0.10%	03/15/2017	$5,865		JPY	(705,750)	$(14)
JNL/Goldman Sachs Emerging Markets Debt Fund
CIT	3-Month South African Johannesburg Interbank Rate + 0.38%	3-Month LIBOR	05/13/2024	ZAR	7,150	(690)		(175)
DUB	3-Month South African Johannesburg Interbank Rate + 0.30%	3-Month LIBOR	05/23/2019	ZAR	11,408	(1,096)		(273)
DUB	3-Month South African Johannesburg Interbank Rate + 0.30%	3-Month LIBOR	07/15/2024	ZAR	8,850	(826)		(184)
DUB	3-Month South African Johannesburg Interbank Rate + 0.39%	3-Month LIBOR	05/12/2024	ZAR	14,740	(1,418)		(357)
DUB	Fixed rate of 11.48%	3-Month LIBOR	03/13/2016	TRY	5,490	(2,465)		(534)
DUB	Fixed rate of 8.05%	3-Month LIBOR	12/04/2016	TRY	11,900	(5,339)		(1,301)
DUB	Fixed rate of 8.08%	3-Month LIBOR	12/05/2016	TRY	6,325	(2,830)		(683)
MSC	3-Month South African Johannesburg Interbank Rate + 0.30%	3-Month LIBOR	07/17/2024	ZAR	7,920	(742)		(169)
MSC	3-Month South African Johannesburg Interbank Rate + 0.30%	3-Month LIBOR	08/12/2024	ZAR	14,750	(1,379)		(315)
MSC	3-Month South African Johannesburg Interbank Rate + 0.39%	3-Month LIBOR	05/13/2024	ZAR	14,790	(1,427)		(362)
								$(4,353)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection (2)
BOA	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	$70	$—	$—	$—
BOA	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	80	(1)	(1)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	320	(2)	(2)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	470	(2)	(3)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	140	(1)	(1)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	920	(4)	(6)	2
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(2)	(3)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	390	(2)	(3)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	330	(2)	(3)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	330	(2)	(3)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	330	(1)	(3)	2
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	400	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	630	(3)	(2)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	70	—	—	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	760	(3)	(2)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	730	(4)	(3)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	3,030	(7)	—	(7)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	700	(2)	(4)	2
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	190	—	(1)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	420	(1)	(3)	2
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	870	(2)	(6)	4
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	430	(1)	(3)	2
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	210	—	(1)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	180	(1)	(2)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	410	(1)	(4)	3
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	400	(1)	(5)	4
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	330	(1)	(5)	4
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	280	(1)	(2)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	70	—	—	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	200	—	(1)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	330	(1)	(2)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	320	—	(1)	1
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	230	(1)	(1)	—
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(2)	(2)	—
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	30	—	—	—
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	180	—	(1)	1
					$16,160	$(55)	$(81)	$26
Credit default swap agreements - sell protection (3)
BOA	CDX.NA.IG.16	N/A	1.00%	06/20/2016	$(425)	$3	$1	$2
CSI	CMBX.NA.AAA.7	N/A	0.50%	01/17/2047	(200)	(9)	(8)	(1)
CSI	CMBX.NA.AAA.7	N/A	0.50%	01/17/2047	(400)	(16)	(15)	(1)
					$(1,025)	$(22)	$(22)	$—
JNL/Goldman Sachs Emerging Markets Debt Fund
Credit default swap agreements - purchase protection (2)
BBP	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	$540	$(3)	$(2)	$(1)
BBP	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	170	(1)	(1)	—
BBP	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	270	(1)	(1)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	800	(4)	(3)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	350	(1)	(1)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	750	(3)	(4)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	230	(1)	(1)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	810	(3)	(5)	2
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	420	(2)	(3)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	660	(3)	(5)	2
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	560	(2)	(4)	2
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	560	(3)	(5)	2
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	560	(2)	(5)	3

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
Credit default swap agreements - purchase protection (2) (continued)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	$1,320	$(5)	$(3)	$(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	130	(1)	(1)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	850	(3)	(1)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	1,120	(5)	(3)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	3,770	(10)	—	(10)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	220	(1)	(1)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	1,040	(2)	(3)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	660	(2)	(3)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	1,240	(4)	(7)	3
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	140	—	(1)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	1,130	(2)	(7)	5
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	150	—	(1)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	520	(1)	(5)	4
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	410	(1)	(4)	3
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	620	(2)	(8)	6
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	750	(2)	(12)	10
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	920	(2)	(5)	3
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	230	—	(1)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	340	(1)	(2)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	560	(2)	(4)	2
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	490	(2)	(2)	—
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	510	(3)	(2)	(1)
JPM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2019	3,520	3	(32)	35
					$27,320	$(77)	$(148)	$71
JNL Multi-Manager Alternative Fund
Credit default swap agreements - purchase protection (2)
BOA	Federative Republic of Brazil, 4.25%, 01/07/2025	N/A	1.00%	12/20/2020	$450	$74	$73	$1
GSC	HeidelbergCement AG, 8.50%, 10/31/2019	N/A	5.00%	12/20/2020	103	(16)	(17)	1
CSI	INEOS Group Holdings SA, 6.50%, 08/15/2018	N/A	5.00%	12/20/2020	239	10	(6)	16
CSI	INEOS Group Holdings SA, 6.50%, 08/15/2018	N/A	5.00%	12/20/2020	96	5	(2)	7
CSI	INEOS Group Holdings SA, 6.50%, 08/15/2018	N/A	5.00%	12/20/2020	37	1	(1)	2
CGM	Jaguar Land Rover Automotive Plc, 5.00%, 02/15/2022	N/A	5.00%	12/20/2020	307	(21)	(26)	5
CSI	Jaguar Land Rover Automotive Plc, 5.00%, 02/15/2022	N/A	5.00%	12/20/2020	93	(6)	(8)	2
CSI	Jaguar Land Rover Automotive Plc, 5.00%, 02/15/2022	N/A	5.00%	12/20/2020	62	(4)	(5)	1
GSC	Jaguar Land Rover Automotive Plc, 5.00%, 02/15/2022	N/A	5.00%	12/20/2020	77	(5)	(7)	2
CGM	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	335	(2)	(2)	—
CGM	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	346	(2)	(3)	1
					$2,145	$34	$(4)	$38
Credit default swap agreements - sell protection (3)
CGM	JC Penney Corp. Inc. 6.37%, 10/15/2036	6.26%	5.00%	06/20/2020	$(553)	$(26)	$(29)	$3
CSI	JC Penney Corp. Inc. 6.37%, 10/15/2036	6.26%	5.00%	06/20/2020	(57)	(3)	(3)	—
CGM	Volkswagen International Finance NV, 5.38%, 05/22/2018	2.66%	1.00%	12/20/2020	(313)	(24)	(32)	8
					$(923)	$(53)	$(64)	$11
JNL/PIMCO Real Return Fund
Credit default swap agreements - purchase protection (2)
CIT	GATX Corp., 5.80%, 03/01/2016	N/A	1.07%	03/20/2016	$1,000	$(5)	$—	$(5)
DUB	Kinder Morgan Inc., 6.50%, 09/01/2012	N/A	1.00%	03/20/2016	2,000	(5)	90	(95)
MSC	Kinder Morgan Inc., 6.50%, 09/01/2012	N/A	1.00%	03/20/2016	3,000	(6)	139	(145)
					$6,000	$(16)	$229	$(245)
Credit default swap agreements - sell protection (3)
BNP	Freeport-McMoRan Inc. Copper & Gold, 3.55%, 03/01/2022	6.51%	1.00%	09/20/2020	$(100)	$(22)	$(17)	$(5)
CGM	Freeport-McMoRan Inc. Copper & Gold, 3.55%, 03/01/2022	6.51%	1.00%	09/20/2020	(4,100)	(898)	(685)	(213)
BBP	Gazprom OAO, 8.63%, 04/28/2034	3.47%	1.00%	03/20/2016	(1,100)	(13)	(82)	69

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Real Return Fund (continued)
Credit default swap agreements - sell protection (3) (continued)
JPM	Gazprom OAO, 8.63%, 04/28/2034	3.47%	1.00%	03/20/2016	$(2,800)	$(31)	$(214)	$183
JPM	Gazprom OAO, 8.63%, 04/28/2034	3.47%	1.00%	03/20/2016	(900)	(11)	(71)	60
BBP	Republic of Indonesia, 6.88%, 03/09/2017	2.21%	1.00%	12/20/2019	(3,000)	(143)	(94)	(49)
BOA	Republic of Indonesia, 6.88%, 03/09/2017	2.21%	1.00%	12/20/2019	(2,900)	(138)	(68)	(70)
JPM	Republic of Indonesia, 6.88%, 03/09/2017	2.21%	1.00%	12/20/2019	(2,200)	(105)	(52)	(53)
DUB	The Republic of Italy, 6.88%, 09/27/2023	0.86%	1.00%	03/20/2019	(1,600)	8	(28)	36
					$(18,700)	$(1,353)	$(1,311)	$(42)
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection (3)
BOA	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.25%	1.00%	06/20/2017	$(14,200)	$188	$323	$(135)
DUB	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.17%	1.00%	09/20/2016	(2,000)	17	31	(14)
CGM	BorgWarner Inc., 8.00%, 10/01/2019	1.50%	1.00%	12/20/2020	(5,500)	(134)	(121)	(13)
GSI	CDX.NA.IG.9 30-100%	N/A	0.55%	12/20/2017	(1,446)	15	—	15
BOA	Citigroup Inc., 6.13%, 05/15/2018	0.32%	1.00%	09/20/2016	(2,400)	17	29	(12)
DUB	Export-Import Bank China, 4.88%, 07/21/2015	0.69%	1.00%	06/20/2017	(200)	2	(8)	10
BOA	Federative Republic of Brazil, 4.25%, 01/07/2025	4.74%	1.00%	12/20/2020	(3,200)	(528)	(591)	63
CGM	Federative Republic of Brazil, 4.25%, 01/07/2025	4.74%	1.00%	12/20/2020	(1,800)	(297)	(329)	32
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	2.53%	1.00%	03/20/2016	(15,500)	(108)	(37)	(71)
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	2.53%	1.00%	06/20/2016	(4,900)	(53)	(2)	(51)
DUB	Federative Republic of Brazil, 12.25%, 03/06/2030	2.53%	1.00%	03/20/2016	(9,100)	(64)	(22)	(42)
DUB	Federative Republic of Brazil, 12.25%, 03/06/2030	2.53%	1.00%	06/20/2016	(4,000)	(43)	(4)	(39)
JPM	Federative Republic of Brazil, 12.25%, 03/06/2030	2.98%	1.00%	09/20/2016	(1,500)	(28)	(7)	(21)
MLP	Federative Republic of Brazil, 12.25%, 03/06/2030	2.53%	1.95%	04/20/2016	(100)	1	—	1
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	0.12%	1.00%	12/20/2015	(2,400)	5	(42)	47
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	0.12%	1.00%	12/20/2015	(2,400)	5	(43)	48
JPM	Goldman Sachs Group Inc., 5.95%, 01/18/2018	0.46%	1.00%	06/20/2017	(1,000)	10	15	(5)
DUB	JPMorgan Chase & Co., 4.75%, 03/01/2015	0.31%	1.00%	09/20/2016	(3,900)	28	51	(23)
CGM	Metlife Inc., 4.75%, 02/08/2021	0.98%	1.00%	12/20/2020	(10,100)	13	12	1
BBP	Petrobras International Finance Co., 8.38%, 12/10/2018	10.42%	1.00%	12/20/2019	(4,200)	(1,263)	(524)	(739)
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	10.42%	1.00%	12/20/2019	(5,200)	(1,563)	(564)	(999)
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	10.40%	1.00%	03/20/2020	(1,400)	(437)	(254)	(183)
JPM	Petrobras International Finance Co., 8.38%, 12/10/2018	10.42%	1.00%	12/20/2019	(1,200)	(360)	(135)	(225)
MSC	Petrobras International Finance Co., 8.38%, 12/10/2018	10.42%	1.00%	12/20/2019	(2,100)	(631)	(194)	(437)
BOA	Sprint Communications, 8.38%, 08/15/2017	8.25%	5.00%	12/20/2019	(500)	(53)	26	(79)
CGM	Sprint Communications, 8.38%, 08/15/2017	8.25%	5.00%	12/20/2019	(200)	(21)	10	(31)
BNP	U.S. Treasury Bond, 4.88%, 08/15/2016	0.05%	0.25%	03/20/2016	(7,375)	8	(87)	95
BBP	United Mexican States, 5.95%, 03/19/2019	1.21%	1.00%	03/20/2018	(14,000)	(68)	34	(102)
BNP	United Mexican States, 5.95%, 03/19/2019	1.10%	1.00%	09/20/2017	(400)	(1)	(9)	8
BOA	United Mexican States, 5.95%, 03/19/2019	1.35%	1.00%	12/20/2018	(1,700)	(18)	(3)	(15)
BOA	United Mexican States, 5.95%, 03/19/2019	1.52%	1.00%	09/20/2019	(1,900)	(38)	13	(51)
CGM	United Mexican States, 5.95%, 03/19/2019	1.56%	1.00%	12/20/2019	(6,900)	(155)	41	(196)
CGM	United Mexican States, 5.95%, 03/19/2019	1.73%	1.00%	09/20/2020	(5,200)	(176)	(135)	(41)
CGM	United Mexican States, 5.95%, 03/19/2019	1.77%	1.00%	12/20/2020	(20,600)	(774)	(877)	103
CIT	United Mexican States, 5.95%, 03/19/2019	1.35%	1.00%	12/20/2018	(400)	(5)	(1)	(4)
DUB	United Mexican States, 5.95%, 03/19/2019	1.10%	1.00%	09/20/2017	(3,200)	(5)	(43)	38
DUB	United Mexican States, 5.95%, 03/19/2019	1.77%	1.00%	12/20/2020	(11,700)	(440)	(501)	61
JPM	United Mexican States, 5.95%, 03/19/2019	1.35%	1.00%	12/20/2018	(400)	(5)	(1)	(4)
JPM	United Mexican States, 5.95%, 03/19/2019	1.73%	1.00%	09/20/2020	(14,400)	(488)	(396)	(92)
MSC	United Mexican States, 5.95%, 03/19/2019	1.10%	1.00%	09/20/2017	(2,600)	(5)	(36)	31
DUB	United Mexican States, 7.50%, 04/08/2033	0.72%	1.00%	03/20/2016	(24,200)	38	(93)	131
JPM	United Mexican States, 7.50%, 04/08/2033	0.72%	0.92%	03/20/2016	(500)	1	—	1
JPM	United Mexican States, 7.50%, 04/08/2033	0.83%	1.00%	09/20/2016	(900)	2	5	(3)
CSI	Verizon Communications, 5.50%, 04/01/2017	0.44%	1.00%	09/20/2018	(500)	8	13	(5)
					$(217,321)	$(7,403)	$(4,456)	$(2,947)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Credit Default Swap Agreements

Centrally Cleared Credit Default Swap Agreements

Counterparty	Reference Obligation	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value(5)	Unrealized Appreciation / (Depreciation)
JNL/AB Dynamic Asset Allocation Fund
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	$240	$(7)	$(1)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	85	(2)	—
N/A	CDX.NA.HY.24	5.00%	06/20/2020	85	(2)	—
N/A	CDX.NA.HY.24	5.00%	06/20/2020	240	(7)	(1)
				$650	$(18)	$(2)
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	$(99)	$3	$(2)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	(683)	19	(5)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	(1,079)	30	(41)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	(129)	3	(5)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	(624)	17	(26)
N/A	CDX.NA.HY.25	5.00%	12/20/2020	(304)	—	—
N/A	CDX.NA.HY.25	5.00%	12/20/2020	(303)	—	1
				$(3,221)	$72	$(78)
JNL/BlackRock Global Allocation Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.IG.24	1.00%	06/20/2020	$(20,291)	$103	$(177)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	(544)	15	(19)
N/A	CDX.NA.IG.25	1.00%	12/20/2020	(7,628)	26	(39)
N/A	iTraxx Europe Main Series 23	5.00%	06/20/2020	(6,071)	290	(102)
N/A	iTraxx Europe Series 24	5.00%	12/20/2020	(25,561)	1,473	(305)
				$(60,095)	$1,907	$(642)
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.IG.25	1.00%	06/20/2020	$(7,800)	$39	$(18)
N/A	CDX.NA.IG.25	1.00%	12/20/2020	(29,375)	97	(14)
				$(37,175)	$136	$(32)
JNL Multi-Manager Alternative Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.IG.24	1.00%	06/20/2020	$(9,737)	$49	$(73)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	(3,472)	97	(38)
N/A	iTraxx Europe Main Series 23	5.00%	06/20/2020	(793)	38	(24)
				$(14,002)	$184	$(135)
JNL/Neuberger Berman Strategic Income Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.22	5.00%	06/20/2019	$(14,304)	$693	$(279)
N/A	CDX.NA.HY.23	5.00%	12/20/2019	(14,550)	673	(137)
				$(28,854)	$1,366	$(416)
JNL/PIMCO Real Return Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	$(19,800)	$550	$(518)
N/A	CDX.NA.IG.24	1.00%	06/20/2020	(19,900)	100	(123)
N/A	CDX.NA.IG.25	1.00%	12/20/2020	(1,800)	6	(1)
N/A	CDX.NA.HY.25	5.00%	12/20/2020	(300)	—	—
				$(41,800)	$656	$(642)
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection (3)
N/A	iTraxx Europe Main Series 23	5.00%	06/20/2020	$(51,959)	$2,479	$(1,166)
N/A	iTraxx Europe Main Series 24	1.00%	12/20/2020	(131,407)	640	(741)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	(105,534)	2,934	(3,281)
N/A	CDX.NA.HY.25	5.00%	12/20/2020	(2,500)	(3)	4
N/A	CDX.NA.IG.24	1.00%	06/20/2020	(140,300)	707	(1,189)
N/A	CDX.NA.IG.25	1.00%	12/20/2020	(24,800)	82	(16)
				$(456,500)	$6,839	$(6,389)
JNL/Scout Unconstrained Bond Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.24	5.00%	12/20/2020	$(19,200)	$(22)	$(29)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	(63,301)	1,760	(788)
				$(82,501)	$1,738	$(817)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Over the Counter Contracts for Difference

Counterparty	Reference Entity	Financing Fee	Expiration	Contracts Short	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Boston Partners Global Long Short Equity Fund
GSI	Aberdeen Asset Management	Sterling Overnight Index Average - 0.40%	TBD	(569)	GBP	1,808	$186
GSI	Amec Foster Wheeler Plc	Sterling Overnight Index Average - 0.40%	TBD	(215)	GBP	1,646	156
GSI	AO World Plc	Sterling Overnight Index Average - 4.00%	TBD	(751)	GBP	1,156	(166)
GSI	Autoliv Inc.	Federal Funds Effective Rate - 1.83%	TBD	(29)	3,106		(99)
GSI	Banco Bilbao Vizcaya Argentina	Euro Overnight Index Average - 0.40%	TBD	(218)	EUR	1,701	51
GSI	Bank of Central Asia	Federal Funds Effective Rate - 3.00%	TBD	(2,144)	1,778		(20)
GSI	Bemis Company Inc.	Federal Funds Effective Rate - 0.25%	TBD	(44)	1,856		103
GSI	Cogent Communications	Federal Funds Effective Rate - 0.25%	TBD	(102)	2,837		69
GSI	Coloplast- A/S	Danish Krone LIBOR - 0.40%	TBD	(37)	DKK	17,692	(5)
GSI	Compass Group Plc	Sterling Overnight Index Average - 0.40%	TBD	(178)	GBP	1,797	(117)
GSI	Cullen Frost Bankers Inc.	Federal Funds Effective Rate - 0.25%	TBD	(21)	1,351		(12)
GSI	Diamond Offshore Drilling Inc.	Federal Funds Effective Rate - 4.45%	TBD	(119)	2,608		545
GSI	Edenred	Euro Overnight Index Average - 0.40%	TBD	(63)	EUR	987	75
GSI	Elekta AB	Stockholm Interbank Offered Rate - 3.50%	TBD	(280)	SEK	15,617	_
GSI	First Financial Bank	Federal Funds Effective Rate - 2.07%	TBD	(84)	2,594		(84)
GSI	Fugro NV	Euro Overnight Index Average - 0.40%	TBD	(124)	EUR	2,063	113
GSI	G4S Plc	Sterling Overnight Index Average - 0.40%	TBD	(742)	GBP	1,787	74
GSI	Gogo Inc.	Federal Funds Effective Rate - 1.50%	TBD	(106)	1,589		(37)
GSI	IMI Plc	Sterling Overnight Index Average - 0.40%	TBD	(194)	GBP	2,019	269
GSI	Intertek Group Plc	Sterling Overnight Index Average - 0.40%	TBD	(59)	GBP	1,481	60
GSI	Keppel Corp.	Singapore Swap Offer Rate - 0.50%	TBD	(349)	SGD	2,346	(16)
GSI	Kimberly-Clark de Mexico	Federal Funds Effective Rate - 0.75%	TBD	(1,311)	2,997		5
GSI	McDonald’s Holdings Co. Japan	British Bankers’ Association Yen LIBOR - 7.05%	TBD	(142)	JPY	374,972	(68)
GSI	Mega Financial Holding Co.	Federal Funds Effective Rate - 0.50%	TBD	(3,347)	2,422		104
GSI	Oversea-Chinese Banking Corp.	Singapore Swap Offer Rate - 0.50%	TBD	(357)	SGD	3,177	(2)
GSI	Pearson Plc	Sterling Overnight Index Average - 0.40%	TBD	(174)	GBP	1,984	28
GSI	Prada SpA	1-Month Hong Kong Interbank Offered Rate - 5.25%	TBD	(534)	HKD	16,439	70
GSI	PZ Cussons Plc	Sterling Overnight Index Average - 1.00%	TBD	(572)	GBP	1,669	11
GSI	Remy Cointreau SA	Euro Overnight Index Average - 0.40%	TBD	(33)	EUR	1,676	(265)
GSI	Rollins Inc.	Federal Funds Effective Rate - 0.25%	TBD	(84)	2,402		135
GSI	Rotork Plc	Sterling Overnight Index Average - 0.40%	TBD	(534)	GBP	1,111	328
GSI	Sembcorp Marine Ltd.	Singapore Swap Offer Rate - 13.00%	TBD	(1,839)	SGD	4,233	2
GSI	SGS SA	Overnight Swiss Franc LIBOR - 0.40%	TBD	(1)	CHF	1,881	21
GSI	Spectra Energy Corp.	Federal Funds Effective Rate - 0.25%	TBD	(50)	1,399		74
GSI	Sun Art Retail Group Ltd.	1-Month Hong Kong Interbank Offered Rate - 3.04%	TBD	(1,965)	HKD	12,379	87
GSI	Tod’s SpA	Euro Overnight Index Average - 6.56%	TBD	(23)	EUR	1,860	38
GSI	Vale SA	Federal Funds Effective Rate - 9.25%	TBD	(545)	2,603		308
GSI	Zoomlion Heavy Industry Sci & Tech Co.	1-Month Hong Kong Interbank Offered Rate - 4.50%	TBD	(3,654)	HKD	10,714	8
							$2,029

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Over the Counter Total Return Swaps

Counterparty	Reference Entity	Rate Paid/Received by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/AB Dynamic Asset Allocation Fund
Total return swap agreements — receiving return
GSI††	iShares MSCI emerging Markets ETF	3-Month LIBOR -0.25%	10/17/2016	$984		$(12)
JNL/AQR Managed Futures Strategy Fund
Total return swap agreements — receiving return
CGM	Soybean Meal Future	N/A	12/16/2015	$4,667		$(112)
Total return swap agreements — paying return
BOA	Bovespa Index Future	N/A	10/15/2015	BRL	(15,408)	$374
BOA	Swiss Market Index Future	N/A	12/18/2015	CHF	(2,780)	51
CGM	Soybean Future	N/A	11/17/2015	(1,895)		14
MLP	CBT Wheat Future	N/A	12/16/2015	(506)		(33)
MLP	Live Cattle Future	N/A	01/19/2016	(10,779)		1,038
MSC	KOSPI 200 Future	N/A	12/11/2015	KRW	(14,832,082)	(425)
MSC	MSCI Taiwan Index Future	N/A	09/29/2015	(4,267)		5
MSC	SGX CNX Nifty Index Future	N/A	10/29/2015	(16)		—
						$1,024
JNL/BlackRock Global Allocation Fund
Total return swap agreements — receiving return
BNP	Euro STOXX 50 Index Dividend Future	N/A	12/15/2017	EUR	1,637	$(159)
BNP	Euro STOXX 50 Index Dividend Future	N/A	12/15/2017	EUR	1,633	(143)
BNP	Euro STOXX 50 Index Dividend Future	N/A	12/21/2018	EUR	1,623	(196)
BNP	Euro STOXX 50 Index Dividend Future	N/A	12/21/2018	EUR	881	(103)
BNP	Euro STOXX 50 Index Dividend Future	N/A	12/21/2018	EUR	794	(85)
BNP	SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2016	JPY	117,920	231
BNP	SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2016	JPY	123,845	268
BNP	SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2017	JPY	119,070	290
BNP	SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2017	JPY	125,325	333
CSI	Siloam International	1-Month LIBOR + 0.50%	02/08/2016	IDR	11,432,265	(135)
						$301
JNL/DoubleLine Shiller Enhanced CAPE Fund
Total return swap agreements —receiving return
BCL	Shiller Barclays CAPE US Index	Fixed rate of 0.47%	10/09/2015	$10,000		$161
BCL	Shiller Barclays CAPE US Index	Fixed rate of 0.47%	12/11/2015	40,000		642
BCL	Shiller Barclays CAPE US Index	Fixed rate of 0.47%	01/22/2016	50,000		803
						$1,606
JNL Multi-Manager Alternative Fund
Total return swap agreements — receiving return
DUB	AAR Corp.	Federal Funds Effective Rate +0.50%	03/01/2016	$932		$(79)
DUB	Ablynx NV	1-Month Euribor +0.50%	05/27/2020	EUR	241	(14)
DUB	Acciona SA	1-Month Euribor +1.00%	06/03/2016	EUR	506	(38)
DUB	Aegean Marine Petroleum Network Inc.	Federal Funds Effective Rate +0.50%	11/01/2018	833		(241)
DUB	Alon USA Energy Inc.	Federal Funds Effective Rate +0.50%	09/15/2018	995		30
DUB	Altra Holdings Inc.	Federal Funds Effective Rate +0.50%	03/01/2031	587		(60)
DUB	American Residential Properties OP LP	Federal Funds Effective Rate +0.50%	11/15/2018	752		(25)
DUB	AmTrust Financial Services Inc.	Federal Funds Effective Rate +0.50%	12/15/2044	453		5
DUB	ANI Pharmaceuticals Inc.	Federal Funds Effective Rate +0.50%	12/01/2019	825		(123)
DUB	Apollo Commercial Real Estate Finance Inc.	Federal Funds Effective Rate +0.50%	03/15/2019	283		(13)
DUB	Ascent Capital Group Inc.	Federal Funds Effective Rate +0.50%	07/15/2020	760		(94)
DUB	Atlas Air Worldwide Holdings Inc.	Federal Funds Effective Rate +1.00%	06/01/2022	191		(18)
DUB	Blucora Inc.	Federal Funds Effective Rate +0.50%	04/01/2019	561		(13)
DUB	Bottomline Technologies Inc.	Federal Funds Effective Rate +1.00%	12/01/2017	253		(8)
DUB	BroadSoft Inc.	Federal Funds Effective Rate +1.00%	07/01/2018	198		(2)
DUB	Cairn Homes Plc	1-Month Euribor +1.00%	07/04/2016	EUR	46	2
DUB	Carriage Services Inc.	Federal Funds Effective Rate +0.50%	03/15/2021	976		(89)
DUB	Chesapeake Energy Corp.	Federal Funds Effective Rate +1.00%	05/15/2037	97		(5)
DUB	Cobalt International Energy Inc.	Federal Funds Effective Rate +1.00%	05/03/2016	6		—
DUB	Colony Financial Inc.	Federal Funds Effective Rate +0.50%	04/15/2023	782		(82)
DUB	Cowen Group Inc.	Federal Funds Effective Rate +1.00%	03/15/2019	751		(41)
DUB	Empire State Realty OP LP	Federal Funds Effective Rate +0.50%	08/15/2019	1,014		(35)
DUB	Encore Capital Group Inc.	Federal Funds Effective Rate +0.50%	03/15/2021	785		(88)
DUB	Entertainment One Ltd.	1-Month GBP LIBOR +1.00%	05/09/2016	GBP	78	(29)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Over the Counter Total Return Swaps

Counterparty	Reference Entity	Rate Paid/Received by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL Multi-Manager Alternative Fund (continued)
Total return swap agreements — receiving return (continued)
DUB	Euronext NV	1-Month Euribor +1.00%	06/02/2016	EUR	119	$(3)
DUB	Exelixis Inc.	Federal Funds Effective Rate +0.50%	08/15/2019	736		57
DUB	FireEye Inc.	Federal Funds Effective Rate +0.50%	06/01/2035	591		(97)
DUB	Forest City Enterprises Inc.	Federal Funds Effective Rate +0.50%	08/15/2020	773		(72)
DUB	GPT Property Trust LP	Federal Funds Effective Rate +0.50%	03/15/2019	869		(95)
DUB	Green Plains Inc.	Federal Funds Effective Rate +0.50%	10/01/2018	1,008		(297)
DUB	Hologic Inc.	Federal Funds Effective Rate +0.50%	06/12/2043	820		51
DUB	IAS Operating Partnership LP	Federal Funds Effective Rate +0.50%	03/15/2018	827		(23)
DUB	Intel Corp.	Federal Funds Effective Rate +0.50%	12/15/2035	858		7
DUB	JAKKS Pacific Inc.	Federal Funds Effective Rate +0.50%	06/01/2020	138		(3)
DUB	LGI Homes Inc.	Federal Funds Effective Rate +0.50%	11/15/2019	632		155
DUB	LinkedIn Corp.	Federal Funds Effective Rate +1.00%	11/01/2019	286		(4)
DUB	Mercadolibre Inc.	Federal Funds Effective Rate +1.00%	07/01/2019	246		(12)
DUB	MGIC Investment Corp.	Federal Funds Effective Rate +0.50%	04/01/2063	822		(24)
DUB	Micron Technologies Inc.	Federal Funds Effective Rate +1.00%	11/15/2043	812		(55)
DUB	Navistar International Corp.	Federal Funds Effective Rate +0.50%	04/15/2019	286		(65)
DUB	NetSuite Inc.	Federal Funds Effective Rate +0.50%	06/01/2018	819		(45)
DUB	New Mountain Finance Corp.	Federal Funds Effective Rate +0.50%	06/15/2019	241		(4)
DUB	NXP Semiconductors NV	Federal Funds Effective Rate +1.00%	12/01/2019	734		2
DUB	PDL BioPharma Inc.	Federal Funds Effective Rate +0.50%	02/01/2018	644		(59)
DUB	Photronics Inc.	Federal Funds Effective Rate +0.50%	04/01/2016	721		(6)
DUB	Photronics Inc.	Federal Funds Effective Rate +0.50%	04/01/2019	595		3
DUB	PRA Group Inc.	Federal Funds Effective Rate +1.00%	08/01/2020	558		2
DUB	Priceline Group Inc.	Federal Funds Effective Rate +1.00%	06/15/2020	109		(1)
DUB	Quidel Corp.	Federal Funds Effective Rate +0.50%	12/15/2020	831		(79)
DUB	RAIT Financial Trust	Federal Funds Effective Rate +0.50%	10/01/2033	619		(5)
DUB	Redwood Trust Inc.	Federal Funds Effective Rate +0.50%	04/15/2018	632		(10)
DUB	Renewable Energy Group Inc.	Federal Funds Effective Rate +0.50%	06/15/2019	684		(72)
DUB	Resource Capital Corp.	Federal Funds Effective Rate +0.50%	01/15/2020	413		(22)
DUB	Restoration Hardware Holdings Inc.	Federal Funds Effective Rate +1.00%	06/15/2019	231		(2)
DUB	Rovi Corp.	Federal Funds Effective Rate +1.00%	03/01/2020	299		(9)
DUB	SanDisk Corp.	Federal Funds Effective Rate +1.00%	08/15/2017	731		4
DUB	SanDisk Corp.	Federal Funds Effective Rate +1.00%	10/15/2020	673		(4)
DUB	Sequenom Inc.	Federal Funds Effective Rate +1.00%	10/01/2017	315		(21)
DUB	SolarCity Corp.	Federal Funds Effective Rate +1.00%	11/01/2018	171		(16)
DUB	SolarCity Corp.	Federal Funds Effective Rate +0.50%	11/01/2019	531		(105)
DUB	Solazyme Inc.	Federal Funds Effective Rate +0.50%	10/01/2019	679		(11)
DUB	Spirit Realty Capital Inc.	Federal Funds Effective Rate +0.50%	05/15/2019	935		(60)
DUB	Starwood Property Trust Inc.	Federal Funds Effective Rate +0.50%	10/15/2017	924		(32)
DUB	Starwood Property Trust Inc.	Federal Funds Effective Rate +1.00%	07/01/2019	853		(29)
DUB	SunEdison Inc.	Federal Funds Effective Rate +0.50%	01/15/2020	896		(450)
DUB	Theravance Inc.	Federal Funds Effective Rate +0.50%	01/15/2023	765		(209)
DUB	TiVo Inc.	Federal Funds Effective Rate +1.00%	03/15/2016	595		(9)
DUB	Trinity Industries Inc.	Federal Funds Effective Rate +0.50%	06/01/2036	2,290		(212)
DUB	U.S. Treasury Bond	Federal Funds Effective Rate +1.00%	09/15/2021	217		1
DUB	Vector Group Ltd.	Federal Funds Effective Rate +0.50%	04/15/2020	1,237		50
DUB	Violin Memory Inc.	Federal Funds Effective Rate +0.50%	10/01/2019	461		(94)
DUB	Wabash National Corp.	Federal Funds Effective Rate +1.00%	05/01/2018	336		(20)
DUB	WebMD Health Corp.	Federal Funds Effective Rate +0.50%	12/01/2020	528		(38)
DUB	Workday Inc.	Federal Funds Effective Rate +0.50%	07/15/2018	1,032		(138)
DUB	Wright Medical Group Inc.	Federal Funds Effective Rate +0.50%	02/15/2020	872		(76)
						$(3,316)
Total return swap agreements — paying return
DUB	Ablynx NV	1-Month Euribor -0.45%	09/22/2016	EUR	(135)	$11
DUB	Acciona SA	1-Month Euribor -0.75%	06/03/2016	EUR	(299)	27
DUB	Aegean Marine Petroleum Network Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(179)		48
DUB	Alon USA Energy Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(761)		(42)
DUB	Altra Industrial Motion Corp.	Federal Funds Effective Rate -0.30%	05/03/2016	(257)		35
DUB	American Residential Properties OP LP	Federal Funds Effective Rate -0.30%	05/03/2016	(184)		11

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Over the Counter Total Return Swaps

Counterparty	Reference Entity	Rate Paid/Received by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
JNL Multi-Manager Alternative Fund (continued)
Total return swap agreements — paying return (continued)
DUB	AmTrust Financial Services Inc.	Federal Funds Effective Rate -3.00%	05/03/2016	$(127)	$4
DUB	ANI Pharmaceuticals Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(387)	112
DUB	Ascent Capital Group Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(96)	27
DUB	Atlas Air Worldwide Holdings Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(198)	43
DUB	Avid Technology Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(124)	41
DUB	B&G Foods Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(152)	—
DUB	Blucora Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(97)	9
DUB	Bolsas Y Mercados Espanoles SA	1-Month Euribor -0.45%	06/03/2016	EUR	(124)	13
DUB	Bottomline Technologies Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(107)	6
DUB	BroadSoft Inc.	Federal Funds Effective Rate -0.85%	05/03/2016	(384)	12
DUB	Bunge Ltd.	Federal Funds Effective Rate -0.30%	05/03/2016	(392)	69
DUB	Carriage Services Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(587)	51
DUB	Cenveo Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(42)	6
DUB	Chesapeake Energy Corp.	Federal Funds Effective Rate -0.30%	05/03/2016	(44)	4
DUB	Citrix Systems Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(169)	2
DUB	Cobalt International Energy Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(150)	(9)
DUB	Colony Capital Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(172)	36
DUB	Cowen Group Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(587)	104
DUB	Dycom Industries Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(310)	3
DUB	EMC Corp.	Federal Funds Effective Rate -0.30%	05/03/2016	(116)	9
DUB	Encore Capital Group Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(246)	33
DUB	Exelixis Inc.	Federal Funds Effective Rate -3.00%	05/03/2016	(939)	(235)
DUB	FireEye Inc.	Federal Funds Effective Rate -0.30%	06/30/2015	(241)	61
DUB	Forest City Enterprises Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(151)	21
DUB	Green Plains Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(372)	135
DUB	Hologic Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(136)	3
DUB	Intel Corp.	Federal Funds Effective Rate -0.30%	05/03/2016	(348)	(11)
DUB	Ironwood Pharmaceuticals Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(216)	27
DUB	iShares Russell 2000 ETF	Federal Funds Effective Rate -0.75%	05/03/2016	(1,655)	(21)
DUB	JAKKS Pacific Inc.	Federal Funds Effective Rate -4.50%	05/03/2016	(388)	(18)
DUB	LGI Homes Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(427)	(155)
DUB	LinkedIn Corp.	Federal Funds Effective Rate -0.30%	05/03/2016	(83)	1
DUB	Mercadolibre Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(98)	8
DUB	MGIC Investment Corp.	Federal Funds Effective Rate -0.30%	05/03/2016	(193)	37

DUB	Micron Technologies Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(226)	22
DUB	Navistar International Corp.	Federal Funds Effective Rate -0.30%	05/03/2016	(81)	32
DUB	NetSuite Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(283)	31
DUB	NXP Semiconductors NV	Federal Funds Effective Rate -0.30%	05/03/2016	(311)	1
DUB	PDL BioPharma Inc.	Federal Funds Effective Rate -2.50%	05/03/2016	(68)	11
DUB	Photronics Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(459)	15
DUB	PRA Group Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(254)	(2)
DUB	Priceline Group Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(94)	(2)
DUB	Quidel Corp.	Federal Funds Effective Rate -0.30%	05/03/2016	(340)	70
DUB	Redwood Trust Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(41)	8
DUB	Renewable Energy Group Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(312)	55
DUB	Restoration Hardware Holdings Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(112)	—
DUB	Rovi Corp.	Federal Funds Effective Rate -0.30%	05/03/2016	(62)	6
DUB	SanDisk Corp.	Federal Funds Effective Rate -0.30%	05/03/2016	(423)	(12)
DUB	Sequenom Inc.	Federal Funds Effective Rate -4.00%	05/03/2016	(54)	16
DUB	SolarCity Corp.	Federal Funds Effective Rate -2.50%	05/03/2016	(273)	59
DUB	Solazyme Inc.	Federal Funds Effective Rate -6.00%	05/03/2016	(423)	85
DUB	Spirit Realty Capital Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(58)	(1)
DUB	Starwood Property Trust Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(95)	1
DUB	SunEdison Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(471)	340
DUB	Theravance Inc.	Federal Funds Effective Rate -8.25%	05/03/2016	(512)	275
DUB	TiVo Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(70)	3
DUB	Trinity Industries Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(1,148)	217

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Over the Counter Total Return Swaps

Counterparty	Reference Entity	Rate Paid/Received by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
JNL Multi-Manager Alternative Fund (continued)
Total return swap agreements — paying return (continued)
DUB	U.S. Treasury Note	Federal Funds Effective Rate -0.30%	05/03/2016	$(1,887)	$(63)
DUB	U.S. Treasury Note	Federal Funds Effective Rate -0.30%	05/03/2016	(1,062)	(21)
DUB	U.S. Treasury Note	Federal Funds Effective Rate -0.30%	07/31/2020	(276)	(2)
DUB	Universal Corp.	Federal Funds Effective Rate -0.30%	05/03/2016	(763)	8
DUB	Vector Group Ltd.	Federal Funds Effective Rate -0.37%	05/03/2016	(477)	(6)
DUB	Violin Memory Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(143)	71
DUB	Vulcan Materials Co.	Federal Funds Effective Rate -0.30%	05/03/2016	(138)	6
DUB	Wabash National Corp.	Federal Funds Effective Rate -0.30%	05/03/2016	(169)	17
DUB	WebMD Health Corp.	Federal Funds Effective Rate -0.30%	05/03/2016	(206)	21
DUB	Workday Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(401)	58
DUB	Wright Medical Group Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	(373)	73
					$1,910

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Over the Counter Total Return Swaps

Counterparty	Reference Entity	Rate Paid/Received by Fund	Termination Date(9)	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
JNL/Westchester Capital Event Driven Fund
Total return swap agreements — receiving return
BOA	Altera Corp.	3-Month LIBOR +0.40%	01/31/2016	$3,100	$(85)
BOA	Chubb Corp.	3-Month LIBOR +0.40%	02/28/2016	5,712	92
BOA	General Motors Co.	3-Month LIBOR +0.40%	12/18/2016	5,880	(903)
BOA	Health Net Inc.	3-Month LIBOR +0.40%	02/29/2016	1,568	(123)
BOA	Home Properties Inc.	3-Month LIBOR +0.65%	01/15/2016	1,579	14
BOA	Humana Inc.	3-Month LIBOR +0.40%	09/30/2016	3,649	(188)
BOA, JPM	Pace Plc	3-Month LIBOR +0.30%	12/30/2015	1,345	(141)
BOA	Pirelli & C. SpA	3-Month LIBOR +0.40%	12/31/2015	1,040	(2)
BOA	Telecity Group Plc	3-Month LIBOR +0.45%	04/01/2016	2,597	(88)
BOA	W.R. Grace & Co.	3-Month LIBOR +0.40%	12/18/2015	3,720	(166)
JPM	Alcatel-Lucent 13-18 CV	3-Month LIBOR	04/15/2016	1,450	35
JPM	American International Group Inc.	3-Month LIBOR +0.35%	11/20/2015	5,409	(603)
JPM	Amlin Plc	3-Month LIBOR +0.30%	02/15/2016	661	(14)
JPM	Apollo Residential Mortgage Inc.	3-Month LIBOR +0.45%	02/15/2016	736	(128)
JPM	AT&T, Inc.	3-Month LIBOR +0.30%	09/30/2016	1,192	(25)
JPM	Baker Hughes Incorporated	3-Month LIBOR +0.30%	02/29/2016	1,107	(267)
JPM	Bayer AG	3-Month LIBOR +0.40%	11/20/2015	2,926	(247)
JPM	BG Group Plc	3-Month LIBOR +0.30%	03/15/2016	3,104	(679)
JPM	E.ON SE	3-Month LIBOR +0.40%	12/18/2015	291	(97)
JPM	EFT Trust	3-Month LIBOR +0.80%	09/30/2016	494	(52)
JPM	HCC Insurance Holdings Inc.	3-Month LIBOR +0.30%	10/28/2015	3,436	21
JPM	Hudson City Bancorp Inc.	3-Month LIBOR +0.30%	10/31/2015	2,405	106
JPM	Northstar Realty Corp.	3-Month LIBOR +0.30%	11/02/2015	983	(300)
JPM	PartnerRe Ltd.	3-Month LIBOR +0.30%	01/31/2016	5,213	19
JPM	Precision Castparts Corp.	3-Month LIBOR +0.30%	02/15/2016	7,023	4
JPM	SFX Entertainment Inc.	3-Month LIBOR +0.30%	06/30/2016	1,257	(1,113)
JPM	Sigma-Aldrich Corp.	3-Month LIBOR +0.30%	11/15/2015	3,951	10
JPM	Starwood Property Trust Inc.	3-Month LIBOR +0.30%	09/30/2016	3,240	(337)
JPM	Telefonica Brasil SA	3-Month LIBOR +0.40%	12/18/2015	2,867	(153)
JPM	Time Warner Cable Inc.	3-Month LIBOR +0.30%	03/31/2016	6,459	42
JPM	TNT Express NV	3-Month LIBOR +0.40%	03/31/2016	890	(95)
JPM	Winthrop Realty Trust	3-Month LIBOR +0.30%	09/30/2016	494	(65)
UBS	Asciano Ltd.	3-Month LIBOR -0.40%	12/15/2015	2,347	(75)
					$(5,603)
Total return swap agreements — paying return

BOA	ACE Ltd.	3-Month LIBOR -0.40%	02/28/2016	$(2,887)	$(65)
BOA, JPM	Arris Group Inc.	3-Month LIBOR -0.60%	12/30/2015	(1,414)	195
JPM	Halliburton Co.	3-Month LIBOR -0.60%	02/29/2016	(886)	246
JPM	M&T Bank Corp.	3-Month LIBOR -0.60%	10/31/2015	(2,558)	12
JPM	Nokia Corp.	3-Month LIBOR	04/15/2016	(1,519)	—
JPM	Royal Dutch Shell Plc	3-Month LIBOR -0.38%	03/15/2016	(2,395)	647
					$1,035

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Over the Counter Total Return Basket Swaps

Counterparty	Paying Return of Reference Entity	Rate Received by Fund	Expiration Date	Notional Amount(1)	Net Value of Reference Entities	Unrealized Appreciation / (Depreciation)
JNL Multi-Manager Alternative Fund
MSC	Equity Securities - Short†	Federal Funds Effective Rate	05/03/2017	$(88,312)	$(85,658)	$2,573

†The following represents the individual short positions and related values of equity securities underlying the total return basket swap.

	Shares	Value
Equity Securities - Short
Consumer Discretionary
Amazon.com Inc.	(3)	$(1,444)
Cabela’s Inc. -Class A	(24)	(1,113)
CarMax Inc.	(19)	(1,133)
Chipotle Mexican Grill Inc.	(1)	(706)
Five Below Inc.	(6)	(208)
Gildan Activewear Inc.	(13)	(386)
Kate Spade & Co.	(5)	(101)
KB Home	(32)	(439)
Lions Gate Entertainment Corp.	(39)	(1,424)
Men’s Wearhouse Inc.	(21)	(897)
MGM Resorts International Inc.	(35)	(648)
Michael Kors Holdings Ltd.	(11)	(444)
Signet Jewelers Ltd.	(3)	(436)
Tesla Motors Inc.	(5)	(1,292)
Under Armour Inc. -Class C	(10)	(958)
Wynn Resorts Ltd.	(20)	(1,046)
		(12,675)
Consumer Staples
Coca-Cola Co.	(33)	(1,328)
Hain Celestial Group Inc.	(12)	(593)
Keurig Green Mountain Inc.	(24)	(1,267)
Treehouse Foods Inc.	(2)	(156)
United Natural Foods Inc.	(20)	(951)
		(4,295)
Energy
Antero Resources Corp.	(43)	(901)
Bristow Group Inc.	(16)	(411)
Carbo Ceramics Inc.	(8)	(144)
Cheniere Energy Inc.	(23)	(1,130)
Chevron Corp.	(18)	(1,405)
Consol Energy Inc.	(19)	(190)
Continental Resources Inc.	(3)	(87)
Diamond Offshore Drilling Inc.	(16)	(272)
Enbridge Inc.	(11)	(394)
Exxon Mobil Corp.	(16)	(1,219)
Golar LNG Ltd.	(37)	(1,026)
Gulfport Energy corp.	(28)	(837)
Helix Energy Solutions Inc.	(49)	(236)
Laredo Petroleum Inc.	(66)	(621)
Memorial Resource Development Corp.	(6)	(111)
Oasis Petroleum Inc.	(45)	(387)
Pembina Pipeline Corp.	(43)	(1,033)
Pioneer Natural Resources Co.	(5)	(620)
Rice Energy Inc.	(39)	(635)
Schlumberger Ltd.	(14)	(966)
SemGroup Corp. -Class A	(23)	(1,003)
SM Energy Co.	(10)	(317)
Southwestern Energy co.	(21)	(265)
Unit Corporation	(15)	(169)
Whiting Petroleum Corp.	(72)	(1,102)
		(15,481)
Financials
Alexander & Baldwin Inc.	(8)	(268)
Arthur J. Gallagher & Co.	(10)	(421)
Artisan Partners Asset Management Inc.	(8)	(285)
Bank of the Ozarks Inc.	(9)	(403)
Brown & Brown Inc.	(37)	(1,137)
CBOE Holdings Inc.	(21)	(1,415)
Charles Schwab Corp.	(30)	(865)
Erie Indemnity Co.	(1)	(108)
Financial Engines Inc.	(27)	(793)
Home Bancshares Inc.	(4)	(170)
Howard Hughes Corp.	(12)	(1,320)
Kennedy-Wilson Holdings Inc.	(51)	(1,135)
Macquarie Infrastructure Corp.	(7)	(545)
Markel Corp.	—	(373)
Mercury General Corp.	(11)	(546)
Mortgage Holdings Inc.	(8)	(115)
Northstar Realty Corp.	(101)	(1,244)
Spirit Realty Capital Inc.	(39)	(356)
Vereit Inc.	(174)	(1,346)
White Mountains Insurance Group Ltd.	(1)	(923)
		(13,768)
Health Care
Acadia Healthcare Co Inc.	(12)	(808)
Agios Pharmaceuticals Inc.	(17)	(1,165)
Akorn Inc.	(36)	(1,032)
Athenahealth Inc.	(2)	(293)
BioMarin Pharmaceutical Inc.	(3)	(274)
Brookdale Senior Living Inc.	(20)	(450)
Cerner Corp.	(2)	(120)
Cooper Companies Inc.	(2)	(238)
IDEXX Laboratories Inc.	(8)	(579)
Intercept Pharmaceuticals Inc.	(7)	(1,120)
Medtronic Inc.	(13)	(897)
Pacira Pharmaceuticals Inc.	(18)	(727)
Puma Biotechnology Inc.	(16)	(1,168)
Seattle Genetics Inc.	(8)	(312)
Theravance Inc.	(20)	(144)
		(9,328)
Industrials
Air Lease Corp.	(18)	(550)
Chart Industries Inc.	(14)	(259)
Healthcare Services Group Inc.	(3)	(98)
Kirby Corp.	(8)	(483)
MasTec Inc.	(35)	(557)
SolarCity Corp.	(16)	(692)
Spirit Airlines Inc.	(28)	(1,316)
Woodward Inc.	(6)	(252)
WW Grainger Inc.	—	(75)
		(4,282)
Information Technology
3D Systems Corp.	(28)	(318)
Arris Group Inc.	(18)	(462)
Cognex Corp.	(23)	(801)
Commvault Systems Inc.	(20)	(689)
Cree Inc.	(6)	(145)
FEI Co.	(9)	(621)
Finisar Corp.	(25)	(275)
Google Inc. -Class A	(2)	(1,302)
Google Inc. -Class C	—	(122)
Guidewire Software Inc.	(6)	(315)
Loral Space & Communications Inc.	(4)	(174)
Mastercard Inc. -Class A	(14)	(1,271)
Micron Technology Inc.	(76)	(1,141)
NetScout Systems Inc.	(26)	(920)
NetSuite Inc.	(16)	(1,351)
Qorvo Inc.	(26)	(1,180)
SunEdison Inc.	(130)	(935)
SYNNEX Corp.	(2)	(204)
Twitter Inc.	(52)	(1,395)
Ubiquiti Networks Inc.	(12)	(400)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Schedule of Over the Counter Total Return Basket Swaps

	Shares	Value
Equity Securities - Short (continued)
Information Technology (continued)
Ultimate Software Group Inc.	(3)	$(448)
ViaSat Inc.	(21)	(1,369)
Viavi solutions Inc.	(68)	(364)
Zebra Technologies Corp.	(17)	(1,324)
		(17,526)
Materials
Eagle Materials Inc.	(18)	(1,211)
Franco-Nevada Corp.	(32)	(1,391)
Freeport-McMoRan Inc.	(52)	(499)
Martin Marietta Materials Inc.	(8)	(1,155)
Methanex Corp.	(12)	(411)
Platform Specialty Products Corp.	(77)	(972)
Silver Wheaton Corp.	(60)	(724)
		(6,363)
Telecommunication Services
Sprint Corp.	(265)	(1,017)
T-Mobile US Inc.	(4)	(171)
		(1,188)
Utilities
Dynegy Inc.	(36)	(752)
Total Equity Securities - short		$(85,658)

Schedule of Over the Counter Non-Deliverable Bond Forward Contracts

Counterparty	Reference Obligation	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund
DUB	Republic of Colombia Treasury Bond, 7.75%, 09/18/2030	10/14/2015	COP	893,600	$2
DUB	Republic of Colombia Treasury Bond, 7.50%, 08/26/2026	10/14/2015	COP	4,485,700	2
DUB	Republic of Colombia Treasury Bond, 7.75%, 09/18/2030	10/14/2015	COP	1,520,900	4
DUB	Republic of Colombia Treasury Bond, 10.00%, 07/24/2024	10/18/2015	COP	1,611,200	(14)
DUB	Republic of Colombia Treasury Bond, 7.75%, 09/18/2030	10/15/2015	COP	5,375,700	3
DUB	Republic of Colombia Treasury Bond, 7.75%, 09/18/2030	10/15/2015	COP	1,305,900	—
DUB	Republic of Colombia Treasury Bond, 7.50%, 08/26/2026	10/15/2015	COP	9,982,300	(2)
					$(5)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

(8)Payments delivered or received are based on the notional amount.

(9)Termination date generally reflects the expected completion date for the event driven investment opportunity.  The total return equity swap agreements expire 365 days after the effective date and are rolled over until the termination date.  Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

††Swap agreement fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Income Tax Matters - As of September 30, 2015, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/AB Dynamic Asset Allocation Fund	$34,131	$2	$(1,082)	$(1,080)
JNL/AQR Managed Futures Strategy Fund	730,663	115	(589)	(474)
JNL/BlackRock Global Allocation Fund	3,951,068	125,375	(357,058)	(231,683)
JNL/BlackRock Large Cap Select Growth Fund	1,462,554	148,367	(47,869)	100,498
JNL/BlackRock Natural Resources Fund	951,381	46,506	(224,203)	(177,697)
JNL/Boston Partners Global Long Short Equity Fund
Long Investments	561,725	10,780	(45,875)	(35,095)
Short Investments	228,604	11,739	(33,769)	(22,030)
JNL/Brookfield Global Infrastructure and MLP Fund	1,100,486	19,590	(161,093)	(141,503)
JNL/Capital Guardian Global Balanced Fund	477,035	40,382	(40,271)	111
JNL/Capital Guardian Global Diversified Research Fund	423,601	78,913	(46,592)	32,321
JNL/Causeway International Value Select Fund	808,820	8,056	(40,510)	(32,454)
JNL/DFA U.S. Core Equity Fund	642,313	121,794	(65,244)	56,550
JNL/DoubleLine Shiller Enhanced CAPE Fund	110,664	—	—	—
JNL/Eastspring Investments Asia ex-Japan Fund	146,365	3,266	(36,572)	(33,306)
JNL/Eastspring Investments China-India Fund	395,879	28,406	(51,716)	(23,310)
JNL/Franklin Templeton Global Growth Fund	1,140,732	132,568	(195,237)	(62,669)
JNL/Franklin Templeton Global Multisector Bond Fund	1,995,544	14,727	(253,281)	(238,554)
JNL/Franklin Templeton Income Fund	2,557,623	172,006	(302,534)	(130,528)
JNL/Franklin Templeton International Small Cap Growth Fund	556,330	50,956	(59,986)	(9,030)
JNL/Franklin Templeton Mutual Shares Fund	1,099,934	176,223	(139,772)	36,451
JNL/Goldman Sachs Core Plus Bond Fund	1,227,450	27,447	(18,779)	8,668
JNL/Goldman Sachs Emerging Markets Debt Fund	492,984	1,600	(110,756)	(109,156)
JNL/Goldman Sachs Mid Cap Value Fund	1,265,150	44,710	(124,355)	(79,645)
JNL/Goldman Sachs U.S. Equity Flex Fund
Long Investments	529,249	17,662	(52,127)	(34,465)
Short Investments	119,207	26,634	(28,637)	(2,003)
JNL/Harris Oakmark Global Equity Fund	109,251	442	(10,821)	(10,379)
JNL/Invesco Global Real Estate Fund	1,944,086	107,673	(123,718)	(16,045)
JNL/Invesco International Growth Fund	1,338,678	85,898	(158,242)	(72,344)
JNL/Invesco Large Cap Growth Fund	858,629	113,338	(60,721)	52,617
JNL/Invesco Mid Cap Value Fund	570,486	35,043	(56,412)	(21,369)
JNL/Invesco Small Cap Growth Fund	1,229,455	162,935	(123,760)	39,175
JNL/Ivy Asset Strategy Fund	2,630,468	110,113	(201,714)	(91,601)
JNL/JPMorgan MidCap Growth Fund	1,664,502	160,480	(118,912)	41,568
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,446,701	65,273	(12,871)	52,402
JNL/Lazard Emerging Markets Fund	1,121,524	80,701	(343,684)	(262,983)
JNL/Mellon Capital Emerging Markets Index Fund	1,007,069	49,168	(248,345)	(199,177)
JNL/Mellon Capital European 30 Fund	496,321	14,508	(77,062)	(62,554)
JNL/Mellon Capital Pacific Rim 30 Fund	301,344	10,635	(31,080)	(20,445)
JNL/Mellon Capital S&P 500 Index Fund	4,436,674	1,012,842	(243,849)	768,993
JNL/Mellon Capital S&P 400 MidCap Index Fund	2,069,627	384,809	(192,466)	192,343
JNL/Mellon Capital Small Cap Index Fund	1,659,065	171,888	(99,050)	72,838
JNL/Mellon Capital International Index Fund	2,248,532	355,693	(354,162)	1,531
JNL/Mellon Capital Bond Index Fund	1,278,248	23,371	(7,978)	15,393
JNL/Mellon Capital Utilities Sector Fund	48,962	1,384	(3,459)	(2,075)
JNL/Morgan Stanley Mid Cap Growth Fund	281,895	20,283	(33,625)	(13,342)
JNL Multi-Manager Alternative Fund	732,476	5,238	(43,903)	(38,665)
JNL Multi-Manager Small Cap Growth Fund	1,244,499	30,417	(95,833)	(65,416)
JNL Multi-Manager Small Cap Value Fund	993,503	16,668	(43,165)	(26,497)
JNL/Neuberger Berman Strategic Income Fund	1,141,410	7,712	(33,844)	(26,132)
JNL/Oppenheimer Emerging Markets Innovator Fund	140,872	1,426	(19,057)	(17,631)
JNL/Oppenheimer Global Growth Fund	1,295,411	220,300	(108,948)	111,352
JNL/PIMCO Real Return Fund	2,697,691	10,028	(166,023)	(155,995)
JNL/PIMCO Total Return Bond Fund	6,396,411	90,286	(146,563)	(56,277)
JNL/PPM America Floating Rate Income Fund	1,633,705	1,446	(69,262)	(67,816)
JNL/PPM America High Yield Bond Fund	3,135,769	52,765	(357,009)	(304,244)
JNL/PPM America Mid Cap Value Fund	361,745	33,756	(55,035)	(21,279)
JNL/PPM America Small Cap Value Fund	361,788	19,376	(48,229)	(28,853)
JNL/PPM America Value Equity Fund	172,731	17,608	(23,781)	(6,173)
JNL/Red Rocks Listed Private Equity Fund	672,643	24,123	(36,424)	(12,301)
JNL/S&P Competitive Advantage Fund	2,703,624	258,577	(227,812)	30,765
JNL/S&P Dividend Income & Growth Fund	3,966,299	236,717	(303,980)	(67,263)
JNL/S&P International 5 Fund	159,419	4,193	(23,233)	(19,040)
JNL/S&P Intrinsic Value Fund	2,926,841	121,633	(365,750)	(244,117)
JNL/S&P Mid 3 Fund	577,367	9,493	(49,611)	(40,118)
JNL/S&P Total Yield Fund	2,295,307	140,311	(367,145)	(226,834)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Scout Unconstrained Bond Fund	$949,197	$1,412	$(7,760)	$(6,348)
JNL/T. Rowe Price Established Growth Fund	4,975,790	1,288,742	(218,541)	1,070,201
JNL/T. Rowe Price Mid-Cap Growth Fund	2,906,966	779,717	(158,239)	621,478
JNL/T. Rowe Price Short-Term Bond Fund	1,908,194	7,237	(10,133)	(2,896)
JNL/T. Rowe Price Value Fund	3,704,137	286,462	(280,135)	6,327
JNL/Westchester Capital Event Driven Fund	154,648	2,905	(20,560)	(17,655)
JNL/WMC Balanced Fund	4,981,728	442,119	(223,395)	218,724
JNL/WMC Money Market Fund	1,585,875	—	—	—
JNL/WMC Value Fund	1,430,719	344,135	(98,194)	245,941

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 25, 2015

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	November 25, 2015

Exhibit List

Exhibit 3(a):                            Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.